DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity 2 Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2026.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
∞	Rates reflect the effective yields at purchase date.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 1/31/26.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (71.8%)
AUSTRALIA — (8.0%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 4.468%, 01/18/27		550	$552,843
(r)	SOFR + 0.810%, FRN, 4.468%, 01/18/27		250	251,292
(r)	3M Swap + 0.970%, FRN, 4.604%, 05/12/27	AUD	500	350,581
Commonwealth Bank of Australia, 3M Swap + 1.020%, FRN
(r)	4.674%, 08/18/27	AUD	3,000	2,106,828
Glencore Funding LLC, SOFR + 0.750%, FRN
(r)Ω	4.425%, 10/01/26		1,550	1,553,167
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.588%, 07/02/27		2,000	2,014,420
National Australia Bank Ltd.
(r)	3M Swap + 0.700%, FRN, 4.427%, 10/18/27	AUD	3,000	2,096,801
(r)Ω	SOFR + 0.530%, FRN, 4.183%, 12/13/28		1,500	1,500,906
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.524%, 03/14/28		2,200	2,217,968
Westpac Banking Corp.
(r)	3M Swap + 1.050%, FRN, 4.691%, 05/20/27	AUD	500	350,839
(r)	3M Swap + 0.980%, FRN, 4.633%, 02/16/28	AUD	5,000	3,516,151
TOTAL AUSTRALIA				16,511,796
CANADA — (15.1%)
Bank of Montreal
(r)	SOFR + 1.330%, FRN, 5.039%, 06/05/26		183	183,700
(r)	SOFR + 0.620%, FRN, 4.304%, 09/15/26		440	440,997
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	SOFR + 0.760%, FRN, 4.473%, 06/04/27		800	$803,765
	3.190%, 03/01/28	CAD	2,000	1,475,577
Bank of Nova Scotia, SOFR + 0.780%, FRN
(r)	4.493%, 06/04/27		1,360	1,366,221
Canada Government Bonds
	2.000%, 06/01/28	CAD	2,800	2,029,370
Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	1,000	732,692
Ω	4.250%, 12/15/28	CAD	1,800	1,376,891
CDP Financial, Inc.
Ω	3.800%, 06/02/27	CAD	1,000	746,646
	3.700%, 03/08/28	CAD	5,500	4,122,385
Ω	3.700%, 03/08/28	CAD	2,000	1,499,049
City of Montreal
	3.150%, 09/01/28	CAD	1,000	740,381
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	3,500	2,588,250
Element Fleet Management Corp.
Ω	6.271%, 06/26/26		60	60,431
Province of British Columbia
	2.950%, 12/18/28	CAD	2,500	1,846,234
Province of Ontario
	2.900%, 06/02/28	CAD	3,000	2,214,534
	3.400%, 09/08/28	CAD	5,400	4,031,292
Royal Bank of Canada
(r)	SOFR + 0.950%, FRN, 4.616%, 01/19/27		436	438,701
(r)	SOFR + 0.710%, FRN, 4.376%, 01/21/27		1,700	1,706,435
Suncor Energy, Inc.
	7.875%, 06/15/26		750	760,316
Toronto-Dominion Bank
#(r)	SOFR + 1.080%, FRN, 4.746%, 07/17/26		47	47,178
(r)	SOFR + 0.730%, FRN, 4.405%, 04/05/27		1,000	1,004,298
(r)	SOFR + 0.750%, FRN, 4.416%, 10/13/28		1,000	1,002,339
TOTAL CANADA				31,217,682

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (1.5%)
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)	5.066%, 07/13/26	1,300	$1,306,634
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	4.560%, 03/11/27	1,800	1,807,825
TOTAL FRANCE			3,114,459
GERMANY — (2.5%)
BMW U.S. Capital LLC, SOFR + 0.710%, FRN
(r)Ω	4.512%, 08/11/27	1,214	1,217,599
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.506%, 01/13/28	1,500	1,501,690
Mercedes-Benz Finance North America LLC
#(r)Ω	SOFR + 0.630%, FRN, 4.297%, 07/31/26	600	601,175
(r)Ω	SOFR + 0.930%, FRN, 4.606%, 03/31/28	400	402,000
Volkswagen Group of America Finance LLC, SOFR + 1.060%, FRN
(r)Ω	4.740%, 03/25/27	1,500	1,504,423
TOTAL GERMANY			5,226,887
ITALY — (0.8%)
Republic of Italy Government International Bonds
	1.250%, 02/17/26	1,700	1,697,866
JAPAN — (3.1%)
Nomura Holdings, Inc., SOFR + 1.250%, FRN
(r)	4.924%, 07/02/27	700	706,103
NTT Finance Corp.
Ω	1.162%, 04/03/26	500	497,516
(r)Ω	SOFR + 1.080%, FRN, 4.738%, 07/16/28	1,000	1,010,112
(r)	SOFR + 1.080%, FRN, 4.738%, 07/16/28	200	202,023
Sumitomo Mitsui Financial Group, Inc., SOFR + 0.760%, FRN
(r)	4.418%, 01/15/29	1,750	1,751,486
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Sumitomo Mitsui Trust Bank Ltd.
(r)	SOFR + 0.980%, FRN, 4.686%, 09/10/27		784	$791,354
(r)	SOFR + 0.750%, FRN, 4.452%, 09/11/28		1,300	1,304,875
	TOTAL JAPAN			6,263,469
LUXEMBOURG — (0.7%)
ArcelorMittal SA
	4.550%, 03/11/26		1,500	1,500,320
NETHERLANDS — (2.8%)
	ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.416%, 07/07/28		3,550	3,566,146
	Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r)	4.526%, 02/26/27	AUD	3,000	2,098,556
	TOTAL NETHERLANDS			5,664,702
NEW ZEALAND — (6.0%)
	New Zealand Government Bonds
	0.250%, 05/15/28	NZD	10,500	5,894,678
	New Zealand Local Government Funding Agency Bonds
	2.250%, 05/15/28	NZD	11,000	6,437,298
	TOTAL NEW ZEALAND			12,331,976
SINGAPORE — (3.9%)
	DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.278%, 03/21/28		1,800	1,805,932
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.373%, 02/24/27	AUD	3,000	2,095,506
(r)	3M Swap + 0.720%, FRN, 4.447%, 04/16/27	AUD	6,000	4,191,931
	TOTAL SINGAPORE			8,093,369
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.6%)
International Bank for Reconstruction & Development
	2.900%, 09/05/28	CAD	4,500	3,319,884

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (1.5%)
	BAT International Finance PLC
	1.668%, 03/25/26	163	$162,456
	GlaxoSmithKline Capital PLC, SOFR + 0.500%, FRN
(r)	4.187%, 03/12/27	879	882,170
	NatWest Markets PLC, SOFR + 0.950%, FRN
(r)Ω	4.631%, 03/21/28	2,000	2,014,417
	TOTAL UNITED KINGDOM		3,059,043
UNITED STATES — (24.3%)
	7-Eleven, Inc.
	0.950%, 02/10/26	1,025	1,024,272
	Ameren Corp.
	3.650%, 02/15/26	1,600	1,599,205
American Honda Finance Corp.
(r)	SOFR + 0.710%, FRN, 4.375%, 07/09/27	661	663,563
(r)	SOFR + 0.900%, FRN, 4.642%, 09/01/28	450	451,856
(r)	SOFR + 0.780%, FRN, 4.446%, 01/08/29	1,000	1,001,039
	American Tower Corp.
	4.400%, 02/15/26	100	99,994
	Bank of America NA, SOFR + 1.020%, FRN
(r)	4.802%, 08/18/26	300	301,047
	Boston Properties LP
	3.650%, 02/01/26	100	100,000
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.257%, 02/20/26	750	750,095
	Brixmor Operating Partnership LP
	4.125%, 06/15/26	200	200,018
	Campbell's Co.
	5.300%, 03/20/26	300	300,484
	Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.414%, 02/11/28	1,750	1,753,768
Caterpillar Financial Services Corp.
(r)	SOFR + 0.380%, FRN, 4.046%, 01/07/27	292	292,622
(r)	SOFR + 0.520%, FRN, 4.309%, 05/14/27	400	402,035
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r)	SOFR + 0.520%, FRN, 4.239%, 03/03/28	1,500	$1,503,324
	Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	4.314%, 05/13/26	146	146,090
	Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.364%, 08/13/28	2,250	2,265,840
Citibank NA
(r)	SOFR + 1.060%, FRN, 4.773%, 12/04/26	1,500	1,509,378
(r)	SOFR + 0.781%, FRN, 4.515%, 05/29/27	600	602,766
	CMS Energy Corp.
	3.000%, 05/15/26	190	189,457
	Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.302%, 11/18/27	400	400,837
	Constellation Energy Generation LLC, SOFR + 0.600%, FRN
(r)	4.266%, 01/08/28	266	266,452
	COPT Defense Properties LP
	2.250%, 03/15/26	45	44,902
	Crown Castle, Inc.
	3.700%, 06/15/26	1,000	998,342
	CVS Health Corp.
	5.000%, 02/20/26	1,700	1,700,380
	EPR Properties
	4.750%, 12/15/26	1,500	1,504,554
	Equinix, Inc.
	1.450%, 05/15/26	140	138,982
	Eversource Energy
	3.350%, 03/15/26	100	99,916
	Georgia Power Co., SOFR + 0.280%, FRN
(r)	3.964%, 09/15/26	800	800,152
Global Payments, Inc.
	1.200%, 03/01/26	120	119,734
	4.800%, 04/01/26	600	600,618
	HCA, Inc., SOFR + 0.870%, FRN
(r)	4.612%, 03/01/28	1,500	1,506,013
	Hewlett Packard Enterprise Co., SOFR + 0.960%, FRN
(r)	4.644%, 09/15/28	1,500	1,505,811
	Highmark, Inc.
Ω	1.450%, 05/10/26	300	297,377

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 4.673%, 03/04/27	1,000	$1,005,200
(r)	SOFR + 0.970%, FRN, 4.689%, 06/03/28	1,117	1,125,861
Intel Corp.
	4.875%, 02/10/26	1,500	1,500,090
John Deere Capital Corp., SOFR + 0.500%, FRN
#(r)	4.219%, 03/06/28	400	401,700
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.706%, 12/08/26	1,700	1,709,030
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.580%, FRN, 4.366%, 11/15/26	220	220,100
(r)	SOFR + 0.880%, FRN, 4.564%, 03/15/27	240	240,395
Lowe's Cos., Inc.
#	4.800%, 04/01/26	80	80,076
Marriott International, Inc.
	3.125%, 06/15/26	500	498,541
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.831%, 10/30/26	1,350	1,359,806
MPLX LP
	1.750%, 03/01/26	1,000	998,163
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 4.619%, 02/05/27	1,218	1,223,466
(r)	SOFR + 0.820%, FRN, 4.504%, 09/16/27	170	171,100
NextEra Energy Capital Holdings, Inc., SOFR + 0.800%, FRN
(r)	4.635%, 02/04/28	863	868,023
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.376%, 03/06/28	2,275	2,281,881
Philip Morris International, Inc.
(r)	SOFR + 0.830%, FRN, 4.513%, 04/28/28	190	191,169
(r)	SOFR + 0.660%, FRN, 4.327%, 10/27/28	1,000	1,003,417
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Prudential Financial, Inc.
	1.500%, 03/10/26	70	$69,834
Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	4.366%, 04/16/27	780	782,691
Sempra
	5.400%, 08/01/26	70	70,406
Southwestern Electric Power Co.
	1.650%, 03/15/26	1,650	1,645,546
T-Mobile USA, Inc.
	1.500%, 02/15/26	602	601,319
Toyota Motor Credit Corp., SOFR + 0.710%, FRN
#(r)	4.499%, 05/14/27	2,000	2,011,947
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	1,100	1,098,953
Vontier Corp.
	1.800%, 04/01/26	1,700	1,692,835
Western Union Co.
	1.350%, 03/15/26	1,700	1,694,304
Williams Cos., Inc.
	5.400%, 03/02/26	200	200,281
WP Carey, Inc.
	4.250%, 10/01/26	204	204,170
TOTAL UNITED STATES			50,091,227
TOTAL BONDS			148,092,680
U.S. TREASURY OBLIGATIONS — (12.9%)
U.S. Treasury Bills
∞	3.866%, 02/05/26	1,625	1,624,514
∞	3.843%, 02/12/26	7,000	6,993,013
∞	3.587%, 02/24/26	6,600	6,585,386
∞	3.869%, 03/10/26	4,250	4,234,592
∞	3.618%, 03/19/26	1,100	1,095,012
∞	3.670%, 03/24/26	5,500	5,472,193
∞	3.588%, 04/21/26	575	570,535
TOTAL U.S. TREASURY OBLIGATIONS			26,575,245
COMMERCIAL PAPER — (14.6%)
CANADA — (1.0%)
Nutrien Ltd.
Ω	3.847%, 02/24/26	500	498,654
TELUS Corp.
Ω	4.185%, 06/15/26	1,500	1,476,653
TOTAL CANADA			1,975,307
GERMANY — (0.7%)
BASF SE
Ω	3.829%, 03/25/26	1,500	1,491,567

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SWEDEN — (0.9%)
Swedbank AB
Ω	3.789%, 07/22/26	1,850	$1,817,289
UNITED STATES — (12.0%)
AES Corp.
Ω	4.163%, 03/04/26	500	498,092
Alexandria Real Estate Equities, Inc.
Ω	4.027%, 02/13/26	1,500	1,497,722
Amcor Flexibles North America, Inc.
Ω	3.878%, 02/18/26	1,500	1,496,856
Avangrid, Inc.
Ω	3.864%, 03/26/26	1,500	1,491,227
Becton Dickinson & Co.
Ω	3.834%, 02/12/26	1,500	1,497,940
Boston Properties LP
Ω	3.980%, 03/24/26	1,250	1,242,828
Duke Energy Corp.
Ω	3.867%, 02/10/26	500	499,434
Ω	3.870%, 03/24/26	500	497,216
Ω	3.887%, 04/22/26	300	297,420
Enbridge U.S., Inc.
Ω	3.866%, 02/09/26	1,500	1,498,420
Equifax, Inc.
Ω	3.876%, 03/23/26	1,500	1,491,609
ERAC USA Finance LLC
Ω	3.882%, 02/12/26	1,750	1,747,554
ERP Operating LP
Ω	4.097%, 02/10/26	1,250	1,248,550
General Motors Financial Co., Inc.
Ω	4.284%, 02/12/26	1,400	1,398,079
Harley-Davidson Financial Services, Inc.
Ω	4.304%, 03/10/26	250	248,908
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
ITC Holdings Corp.
Ω	4.180%, 03/10/26	750	$746,856
Keurig Dr. Pepper, Inc.
Ω	3.917%, 02/24/26	1,000	997,335
Lseg U.S. Fin Corp.
	3.899%, 04/21/26	1,750	1,734,961
McCormick & Co., Inc.
Ω	3.882%, 02/27/26	1,000	997,002
Ovintiv, Inc.
	4.276%, 02/20/26	1,000	997,566
Stanley Black & Decker, Inc.
Ω	3.916%, 02/23/26	1,500	1,496,051
Xcel Energy, Inc.
Ω	3.882%, 02/13/26	1,205	1,203,216
TOTAL UNITED STATES			24,824,842
TOTAL COMMERCIAL PAPER (Cost $30,116,032)			30,109,005
TOTAL INVESTMENT SECURITIES (Cost $202,289,081)			204,776,930

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	133,486	1,544,031
TOTAL INVESTMENTS — (100.0%)
(Cost $203,833,112)^^			$206,320,961
As of January 31, 2026, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	12,805,280	AUD	18,169,879	Australia and New Zealand Bank	03/04/26	$153,312
EUR	1,018,995	USD	1,185,565	Royal Bank of Canada	04/02/26	25,602
Total Appreciation						$178,914
USD	12,178,125	AUD	18,169,879	Australia and New Zealand Bank	02/02/26	$(474,474)
AUD	18,169,879	USD	12,805,949	Australia and New Zealand Bank	02/02/26	(153,350)
USD	9,286,669	NZD	16,144,810	Australia and New Zealand Bank	02/19/26	(439,914)
USD	4,189,030	AUD	6,105,392	Citibank, N.A.	02/27/26	(62,293)
USD	2,527,478	NZD	4,402,876	Citibank, N.A.	03/16/26	(127,523)
USD	12,609,557	CAD	17,446,148	Societe Generale	03/16/26	(225,777)

Enhanced U.S. Large Company Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	13,808,805	CAD	19,119,436	Citibank, N.A.	03/17/26	$(258,181)
USD	1,199,580	EUR	1,018,995	Societe Generale	04/02/26	(11,588)
Total (Depreciation)						$(1,753,100)
Total Appreciation (Depreciation)						$(1,574,186)
As of January 31, 2026, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	627	03/20/26	$211,565,553	$218,376,263	$6,810,710
Total Futures Contracts			$211,565,553	$218,376,263	$6,810,710
As of January 31, 2026, the value of Rule 144A securities amounted to $53,587,571 or 24.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$16,511,796	—	$16,511,796
Canada	—	31,217,682	—	31,217,682
France	—	3,114,459	—	3,114,459
Germany	—	5,226,887	—	5,226,887
Italy	—	1,697,866	—	1,697,866
Japan	—	6,263,469	—	6,263,469
Luxembourg	—	1,500,320	—	1,500,320
Netherlands	—	5,664,702	—	5,664,702
New Zealand	—	12,331,976	—	12,331,976
Singapore	—	8,093,369	—	8,093,369
Supranational Organization Obligations	—	3,319,884	—	3,319,884
United Kingdom	—	3,059,043	—	3,059,043
United States	—	50,091,227	—	50,091,227
U.S. Treasury Obligations	—	26,575,245	—	26,575,245
Commercial Paper	—	30,109,005	—	30,109,005
Securities Lending Collateral	—	1,544,031	—	1,544,031
Total Investments in Securities	—	$206,320,961	—	$206,320,961
Financial Instruments
Assets
Forward Currency Contracts**	—	178,914	—	178,914
Futures Contracts**	$6,810,710	—	—	6,810,710

Enhanced U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Liabilities
Forward Currency Contracts**	—	$(1,753,100)	—	$(1,753,100)
Total Financial Instruments	$6,810,710	$(1,574,186)	—	$5,236,524
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$24,337,365,737
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$24,337,365,737
Summary of the Portfolio’s Master Fund’s investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (1.9%)
*	Advantage Solutions, Inc.	562,554	$607,558
#*	Angi, Inc.	239,847	3,113,214
*	Anterix, Inc.	7,632	200,454
	Array Digital Infrastructure, Inc.	400,863	19,317,588
	ATN International, Inc.	85,983	2,079,929
*	Bandwidth, Inc., Class A	174,909	2,443,479
*	Boston Omaha Corp., Class A	211,022	2,576,579
*	Bumble, Inc., Class A	350,501	1,174,178
*	BuzzFeed, Inc.	2,116	1,863
#	Cable One, Inc.	30,730	2,488,823
*	Cars.com, Inc.	494,537	5,617,940
*	DHI Group, Inc.	123,277	214,502
*	DoubleVerify Holdings, Inc.	613,473	6,637,778
	Entravision Communications Corp., Class A	97,287	292,834
*	EW Scripps Co., Class A	534,434	1,790,354
*	Gaia, Inc.	119,797	406,112
*	Gambling.com Group Ltd.	5,268	25,128
#*	GCI Liberty, Inc. (GLBKV US), Class C	213,978	7,915,046
*	GCI Liberty, Inc. (GLIBA US), Class A	24,967	935,513
	Gray Media, Inc. GTN US	535,635	2,415,714
*	Harte Hanks, Inc.	5,598	16,962
	John Wiley & Sons, Inc. (WLY US), Class A	184,394	5,758,625
*	Liberty Global Ltd. (LBTYA US), Class A	1,152,403	12,780,149
*	Liberty Global Ltd. (LBTYK US), Class C	1,057,607	11,718,285
*	Liberty Latin America Ltd. (LILA US), Class A	283,838	2,191,229
*	Liberty Latin America Ltd. (LILAK US), Class C	1,147,754	8,929,526
*	Lionsgate Studios Corp.	86,077	812,567
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Magnite, Inc.	50,557	$731,560
	Marcus Corp.	163,826	2,472,134
#	National CineMedia, Inc.	253,542	915,287
#	Nexstar Media Group, Inc.	244,158	51,854,276
#	Paramount Skydance Corp., Class B	11,880	133,175
*	PubMatic, Inc., Class A	197,207	1,431,723
*	Reservoir Media, Inc.	145,478	1,098,359
	Saga Communications, Inc., Class A	47,086	535,839
	Scholastic Corp.	149,629	5,232,526
	Shenandoah Telecommunications Co.	193,571	2,297,688
	Shutterstock, Inc.	75,738	1,503,399
	Sinclair, Inc.	175,121	2,541,006
#	Sirius XM Holdings, Inc.	223,663	4,551,542
#*	Sphere Entertainment Co.	39,123	3,736,638
	Spok Holdings, Inc.	139,989	1,927,648
*	Stagwell, Inc.	132,287	795,045
*	Starz Entertainment Corp.	5,738	57,323
	TEGNA, Inc.	1,284,425	24,609,583
	Telephone & Data Systems, Inc.	783,985	35,381,243
*	TripAdvisor, Inc.	578,704	7,690,976
*	Urban One, Inc. UONEK US	6,853	61,677
#*	USA TODAY Co., Inc.	56,528	334,646
#*	Vivid Seats, Inc., Class A	6,503	47,407
*	Yelp, Inc.	341,639	9,354,076
*	Ziff Davis, Inc.	237,372	9,072,358
*	ZoomInfo Technologies, Inc.	1,571,783	12,652,853
TOTAL COMMUNICATION SERVICES			283,481,916
CONSUMER DISCRETIONARY — (12.9%)
#*	1-800-Flowers.com, Inc., Class A	320,930	1,386,418
*	Abercrombie & Fitch Co., Class A	72,162	7,045,176
	Academy Sports & Outdoors, Inc.	525,218	28,892,242
*	Adient PLC	543,213	11,298,830
	ADT, Inc.	4,953,232	39,625,856

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adtalem Global Education, Inc.	206,676	$21,401,300
	AMCON Distributing Co.	2,433	263,883
#*	American Axle & Manufacturing Holdings, Inc.	939,799	7,490,198
	American Eagle Outfitters, Inc.	1,404,778	32,745,375
*	American Outdoor Brands, Inc.	114,681	1,039,010
*	American Public Education, Inc.	131,041	5,474,893
	Aramark	803,426	30,923,867
*	Ark Restaurants Corp.	19,507	127,966
	Arko Corp.	374,857	1,990,491
*	Asbury Automotive Group, Inc.	144,517	33,890,682
	Autoliv, Inc.	64,241	7,788,579
*	AutoNation, Inc.	190,144	38,975,717
#*	Barnes & Noble Education, Inc.	7,933	71,000
	Bassett Furniture Industries, Inc.	82,584	1,304,827
*	Beazer Homes USA, Inc.	84,321	1,818,804
*	Biglari Holdings, Inc. (BH US), Class B	15,476	5,803,964
*	Biglari Holdings, Inc. (BH/A US), Class A	943	1,856,597
*	Birkenstock Holding PLC	628,119	23,717,773
*	BJ's Restaurants, Inc.	170,951	7,149,171
	Bloomin' Brands, Inc.	192,589	1,155,534
	BorgWarner, Inc.	1,684,556	79,864,800
*	Bowl America, Inc.	14,256	0
	Brightstar Lottery PLC	11,003	159,323
	Brunswick Corp.	420,822	33,758,341
#*	Caesars Entertainment, Inc.	152,897	3,164,968
#	Caleres, Inc.	147,514	1,802,621
*	Callaway Golf Co.	1,091,899	15,668,751
*	Capri Holdings Ltd.	6,400	144,448
*	CarMax, Inc.	170,610	7,598,969
	Carriage Services, Inc.	44,602	1,913,872
	Carter's, Inc.	63,264	2,189,567
*	Cato Corp., Class A	124,819	380,698
	Century Communities, Inc.	247,539	15,590,006
*	Champion Homes, Inc.	193,394	15,158,222
*	Chegg, Inc.	42,369	32,582
*	Citi Trends, Inc.	42,965	1,853,940
	Clarus Corp.	92,663	354,899
#	Columbia Sportswear Co.	231,577	12,801,577
#	Cracker Barrel Old Country Store, Inc.	30,831	928,630
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Crocs, Inc.	255,178	$21,414,538
*	Culp, Inc.	47,944	168,763
	Dana, Inc.	1,073,669	31,029,034
#	Designer Brands, Inc., Class A	293,429	1,860,340
*	Destination XL Group, Inc.	198,512	135,584
#	Dillard's, Inc., Class A	3,840	2,333,030
*	Dorman Products, Inc.	145,764	18,103,889
#*	Dream Finders Homes, Inc., Class A	53,861	990,504
*	Duluth Holdings, Inc., Class B	31,854	76,768
*	El Pollo Loco Holdings, Inc.	358,203	3,628,596
	Escalade, Inc.	37,371	543,374
	Ethan Allen Interiors, Inc.	228,482	5,239,092
*	European Wax Center, Inc., Class A	28,389	111,569
*	First Watch Restaurant Group, Inc.	380,983	6,091,918
	Flanigan's Enterprises, Inc.	3,498	113,772
	Flexsteel Industries, Inc.	40,142	1,606,884
#*	Floor & Decor Holdings, Inc., Class A	247,616	16,332,751
*	Funko, Inc., Class A	364,907	1,481,522
#	Gap, Inc.	2,858,450	79,979,431
*	Genesco, Inc.	76,198	2,204,408
	Gentex Corp.	879,283	20,232,302
*	Gentherm, Inc.	177,589	5,675,744
*	GigaCloud Technology, Inc., Class A	2,084	83,214
	G-III Apparel Group Ltd.	293,900	8,625,965
#*	Global Business Travel Group I	132,950	910,708
	Gold.com, Inc.	156,888	8,134,643
	Golden Entertainment, Inc.	7,107	191,320
*	Good Times Restaurants, Inc.	24,349	28,245
*	Goodyear Tire & Rubber Co.	2,028,152	19,084,910
	Graham Holdings Co., Class B	10,393	12,124,786
*	Green Brick Partners, Inc.	191,755	13,305,879
	Group 1 Automotive, Inc.	68,333	24,207,649
*	GrowGeneration Corp.	120,152	157,399
	Hamilton Beach Brands Holding Co., Class A	47,003	897,287

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Harley-Davidson, Inc.	866,078	$17,148,344
	Haverty Furniture Cos., Inc. (HVT US)	109,002	2,759,931
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	844	21,442
*	Helen of Troy Ltd.	13,115	217,184
#*	Hilton Grand Vacations, Inc.	576,653	26,012,817
	Hooker Furnishings Corp.	55,569	737,401
*	Hovnanian Enterprises, Inc., Class A	20,336	2,290,850
	J Jill, Inc.	40,380	630,332
	JAKKS Pacific, Inc.	81,678	1,492,257
	Jerash Holdings U.S., Inc.	25,144	76,941
	Johnson Outdoors, Inc., Class A	11,902	540,232
	KB Home	221,451	12,742,291
	Kohl's Corp.	739,068	12,911,518
	Krispy Kreme, Inc.	561,114	1,767,509
*	Lands' End, Inc.	162,701	2,889,570
#*	Latham Group, Inc.	430,417	2,707,323
*	Laureate Education, Inc.	278,192	9,541,986
	La-Z-Boy, Inc.	330,425	12,030,774
	LCI Industries	186,020	27,287,274
	Lear Corp.	391,357	45,823,991
*	Legacy Housing Corp.	117,318	2,434,348
*	LGI Homes, Inc.	152,928	7,663,222
*	Liberty Live Holdings, Inc., Class A	7,325	589,223
*	Liberty Live Holdings, Inc., Class C	8,643	713,739
*	Life Time Group Holdings, Inc.	1,022,038	29,812,848
	Lifetime Brands, Inc.	112,641	354,819
*	Lincoln Educational Services Corp.	17,698	471,829
	Lithia Motors, Inc.	197,965	64,029,800
	LKQ Corp.	899,661	29,553,864
*	Lovesac Co.	41,559	553,566
*	M/I Homes, Inc.	132,543	17,720,999
	Macy's, Inc.	2,396,220	47,972,324
*	Malibu Boats, Inc., Class A	68,223	2,217,247
	Marine Products Corp.	75,309	727,485
*	MarineMax, Inc.	6,852	185,210
#	Marriott Vacations Worldwide Corp.	122,107	6,631,631
*	MasterCraft Boat Holdings, Inc.	102,504	2,206,911
*	Mattel, Inc.	2,076,911	43,386,671
	Matthews International Corp., Class A	229,777	6,040,837
	Meritage Homes Corp.	504,272	35,051,947
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	MGM Resorts International	53,816	$1,804,989
*	Mister Car Wash, Inc.	762,910	4,234,150
*	Mohawk Industries, Inc.	465,585	55,115,952
	Monarch Casino & Resort, Inc.	13,472	1,233,092
	Monro, Inc.	138,003	2,583,416
*	Motorcar Parts of America, Inc.	144,967	1,801,940
	Movado Group, Inc.	97,831	2,230,547
*	National Vision Holdings, Inc.	579,792	15,277,519
#	Newell Brands, Inc.	1,506,265	6,401,626
#*	OneWater Marine, Inc., Class A	55,580	738,102
#	Oxford Industries, Inc.	74,870	2,758,959
#	Patrick Industries, Inc.	222,616	28,087,461
	Penske Automotive Group, Inc.	182,716	28,648,042
	Perdoceo Education Corp.	586,437	18,783,577
#*	Petco Health & Wellness Co., Inc.	654,333	1,760,156
*	PetMed Express, Inc.	63,919	203,902
	Phinia, Inc.	322,561	22,956,666
#	Polaris, Inc.	95,148	6,074,248
#*	Portillo's, Inc., Class A	35,190	198,824
	PVH Corp.	401,433	25,033,362
#	RCI Hospitality Holdings, Inc.	49,078	1,179,835
	Rocky Brands, Inc.	60,462	1,946,272
*	Sally Beauty Holdings, Inc.	750,586	11,423,919
	Shoe Carnival, Inc.	204,403	3,895,921
#	Signet Jewelers Ltd.	342,699	31,620,837
	Smith & Wesson Brands, Inc.	346,218	3,780,701
#	Sonic Automotive, Inc., Class A	188,118	11,279,555
*	Sportsman's Warehouse Holdings, Inc.	44,123	60,449
	Standard Motor Products, Inc.	172,929	6,905,055
	Steven Madden Ltd.	382,653	16,790,814
*	Stoneridge, Inc.	133,209	876,515
	Strategic Education, Inc.	180,618	15,356,142
*	Strattec Security Corp.	25,896	2,048,892
*	Stride, Inc.	144,189	12,198,389
	Sturm Ruger & Co., Inc.	54,672	2,005,916
	Superior Group of Cos., Inc.	99,407	990,094
*	Target Hospitality Corp.	135,009	930,212

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Taylor Morrison Home Corp.	814,183	$49,624,454
#	Thor Industries, Inc.	395,360	44,228,923
#*	Tilly's, Inc., Class A	70,170	103,150
	Toll Brothers, Inc.	672,572	97,179,928
*	Tri Pointe Homes, Inc.	737,983	24,611,733
#*	Under Armour, Inc. (UA US), Class C	1,557,218	9,452,313
#*	Under Armour, Inc. (UAA US), Class A	561,238	3,462,838
*	Unifi, Inc.	79,944	308,584
*	Universal Electronics, Inc.	77,949	307,899
#	Upbound Group, Inc.	182,235	3,444,241
*	Urban Outfitters, Inc.	551,254	39,056,346
*	Vera Bradley, Inc.	94,080	225,792
	Visteon Corp.	150,396	13,664,981
	Weyco Group, Inc.	79,509	2,514,075
#	Whirlpool Corp.	218,097	17,445,579
	Winnebago Industries, Inc.	201,138	9,234,246
*	Zumiez, Inc.	111,950	2,755,089
TOTAL CONSUMER DISCRETIONARY			1,958,494,891
CONSUMER STAPLES — (5.8%)
	Albertsons Cos., Inc., Class A	2,674,673	44,533,305
	Alico, Inc.	35,283	1,457,541
	Andersons, Inc.	283,895	17,598,651
*	Boston Beer Co., Inc. , Class A	58,188	12,430,121
	Brown-Forman Corp. (BF/A US), Class A	30,591	851,348
#	Brown-Forman Corp. (BFB US), Class B	574,764	15,731,291
	Calavo Growers, Inc.	130,558	3,321,396
	Cal-Maine Foods, Inc.	354,917	29,646,217
#	Campbell's Co.	2,270,370	63,524,953
#*	Central Garden & Pet Co. (CENT US)	96,135	3,252,247
*	Central Garden & Pet Co. (CENTA US), Class A	405,800	12,445,886
*	Coffee Holding Co., Inc.	10,036	32,015
	Conagra Brands, Inc.	3,289,328	60,885,461
*	Coty, Inc., Class A	520,638	1,650,422
*	Darling Ingredients, Inc.	1,163,849	53,141,345
	Dole PLC	563,896	8,982,863
	Edgewell Personal Care Co.	361,275	7,030,411
*	Farmer Bros Co.	69,829	115,218
	Flowers Foods, Inc.	864,112	9,876,800
	Fresh Del Monte Produce, Inc.	404,864	16,056,906
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Grocery Outlet Holding Corp.	331,417	$3,158,404
*	Hain Celestial Group, Inc.	151,907	183,807
	Hormel Foods Corp.	1,139,301	28,038,198
	Ingles Markets, Inc., Class A	121,249	9,076,700
	Ingredion, Inc.	493,108	58,236,055
	Interparfums, Inc.	27,949	2,726,984
	J&J Snack Foods Corp.	58,431	5,550,945
	J.M. Smucker Co.	679,307	71,232,132
	John B Sanfilippo & Son, Inc.	41,773	3,379,436
	Lamb Weston Holdings, Inc.	46,775	2,148,376
	Lifevantage Corp.	358	1,897
	Limoneira Co.	35,316	508,550
*	Mannatech, Inc.	1,106	8,372
*	Maplebear, Inc.	332,767	12,365,622
*	Medifast, Inc.	5,876	67,221
*	Mission Produce, Inc.	392,088	5,277,504
	Molson Coors Beverage Co., Class B	1,419,380	68,187,015
*	Natural Alternatives International, Inc.	13,382	54,866
	Natural Grocers by Vitamin Cottage, Inc.	6,901	188,535
*	Nature's Sunshine Products, Inc.	123,554	3,116,032
	Nu Skin Enterprises, Inc., Class A	88,679	940,884
	Oil-Dri Corp. of America	75,326	4,560,989
*	Performance Food Group Co.	165,558	15,802,511
	Pilgrim's Pride Corp.	684,324	29,679,132
*	Post Holdings, Inc.	247,726	25,344,847
	PriceSmart, Inc.	227,546	32,359,317
	Reynolds Consumer Products, Inc.	666,348	15,439,283
	Seaboard Corp.	6,428	32,668,896
*	Seneca Foods Corp. (SENEA US), Class A	55,353	6,605,273
*»	Seneca Foods Corp. (SENEB US), Class B	289	34,160
#*	Simply Good Foods Co.	353,210	6,629,752
	Spectrum Brands Holdings, Inc.	213,153	13,579,978
#	Tootsie Roll Industries, Inc.	94,842	3,592,615
*	TreeHouse Foods, Inc.	379,937	9,361,648

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	364,756	$13,579,866
	Universal Corp.	209,895	11,877,958
*	USANA Health Sciences, Inc.	102,608	2,226,594
	Utz Brands, Inc.	270,022	2,846,032
	Village Super Market, Inc., Class A	105,957	3,778,427
	Weis Markets, Inc.	224,531	15,975,381
TOTAL CONSUMER STAPLES			882,954,591
ENERGY — (9.0%)
*	Amplify Energy Corp.	112,666	565,583
*	Antero Resources Corp.	1,189,477	43,261,279
#	APA Corp.	2,380,226	62,861,769
	Archrock, Inc.	985,630	29,164,792
	Ardmore Shipping Corp.	319,165	4,123,612
	Atlas Energy Solutions, Inc.	137,565	1,605,384
*	Bristow Group, Inc.	210,415	9,249,843
	Cactus, Inc., Class A	134,036	7,536,844
	California Resources Corp.	571,434	30,571,719
	Chord Energy Corp. (CHRD US)	99,465	9,970,372
*	Clean Energy Fuels Corp.	346,504	762,309
#*	CNX Resources Corp.	1,172,777	45,503,748
#*	Comstock Resources, Inc.	2,044,389	49,780,872
#	Core Laboratories, Inc.	213,654	4,174,799
	Core Natural Resources, Inc.	162,969	15,543,983
	Crescent Energy Co., Class A	1,647,534	16,096,407
*	CVR Energy, Inc.	19,407	441,315
	DHT Holdings, Inc.	1,291,082	18,501,205
*	DMC Global, Inc.	46,408	399,109
	Dorian LPG Ltd.	335,989	9,921,755
*	DT Midstream, Inc.	351,383	44,281,286
#	Energy Services of America Corp.	49,783	448,545
	Epsilon Energy Ltd.	59,502	296,915
#	Evolution Petroleum Corp.	131,962	519,930
*	Expro Group Holdings NV	685,154	10,969,316
*	Forum Energy Technologies, Inc.	65,945	2,983,352
#	FutureFuel Corp.	182,845	601,560
#*	Geospace Technologies Corp.	59,921	926,379
		Shares	Value†
ENERGY — (Continued)
*	Gran Tierra Energy, Inc. (GTE US)	3,136	$17,028
#	Granite Ridge Resources, Inc.	238,244	1,195,985
*	Green Plains, Inc.	250,809	2,874,271
*	Gulfport Energy Corp.	77,653	15,854,413
*	Helix Energy Solutions Group, Inc.	968,769	7,692,026
	Helmerich & Payne, Inc.	725,983	24,596,304
	HF Sinclair Corp.	1,317,694	68,506,911
*	Innovex International, Inc.	440,449	10,945,158
	International Seaways, Inc.	393,692	23,483,728
	Kodiak Gas Services, Inc.	449,575	18,886,646
#*	Kosmos Energy Ltd.	666,417	1,052,939
	Liberty Energy, Inc.	1,267,506	31,244,023
#	Magnolia Oil & Gas Corp., Class A	1,180,568	30,116,290
*	Mammoth Energy Services, Inc.	55,525	129,929
	Matador Resources Co.	936,018	42,345,454
	Mexco Energy Corp.	1,995	20,967
#	Murphy Oil Corp.	1,152,207	34,669,909
*	Nabors Industries Ltd.	51,012	3,409,642
	NACCO Industries, Inc., Class A	48,745	2,399,716
*	National Energy Services Reunited Corp.	18,660	367,229
	Natural Gas Services Group, Inc.	101,538	3,517,276
*	NCS Multistage Holdings, Inc.	1,837	73,260
#	Noble Corp. PLC	622,086	22,158,703
#	Nordic American Tankers Ltd.	1,552,309	6,457,605
#	Northern Oil & Gas, Inc.	438,027	10,950,675
#	NOV, Inc.	2,752,838	50,514,577
*	Oceaneering International, Inc.	398,616	11,998,342
*	Oil States International, Inc.	369,660	3,131,020
	Ovintiv, Inc.	1,767,871	76,849,352
#*	Par Pacific Holdings, Inc.	308,595	11,646,375
	Patterson-UTI Energy, Inc.	2,780,086	20,934,048
	Peabody Energy Corp.	651,246	22,962,934
	Permian Resources Corp.	5,349,811	86,292,451
*	PrimeEnergy Resources Corp.	10,259	1,878,320

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	ProPetro Holding Corp.	775,830	$8,914,287
	Range Resources Corp.	1,174,464	44,453,462
	Ranger Energy Services, Inc., Class A	163,267	2,517,577
*	REX American Resources Corp.	330,216	11,164,603
#	Riley Exploration Permian, Inc.	61,695	1,730,545
#	RPC, Inc.	1,462,216	9,723,736
*	Rubico, Inc.	27	20
	SandRidge Energy, Inc.	273,818	4,340,015
	Scorpio Tankers, Inc.	404,504	25,734,545
*	SEACOR Marine Holdings, Inc.	138,678	926,369
*	Seadrill Ltd.	459,400	17,677,712
	Select Water Solutions, Inc.	808,305	9,772,407
	SFL Corp. Ltd.	1,080,871	9,576,517
	SM Energy Co.	1,230,526	23,958,341
	Smart Sand, Inc.	199,636	928,307
*	Stabilis Solutions, Inc.	586	3,258
*	Talos Energy, Inc.	1,018,253	12,137,576
	Teekay Corp. Ltd.	672,713	6,881,854
	Teekay Tankers Ltd., Class A	237,682	15,335,243
*	Tidewater, Inc.	212,085	13,253,192
*	TOP Ships, Inc.	1,650	8,432
#*	Transocean Ltd.	5,763,569	28,644,938
	VAALCO Energy, Inc.	482,396	2,479,515
#*	Valaris Ltd.	441,180	25,469,321
	Viper Energy, Inc., Class A	153,550	6,501,307
#	Vitesse Energy, Inc.	208,733	4,375,044
	Weatherford International PLC	76,326	7,180,750
	World Kinect Corp.	267,408	7,195,949
TOTAL ENERGY			1,371,122,310
FINANCIALS — (27.8%)
	1st Source Corp.	200,764	13,517,440
#*	Acacia Research Corp.	365,447	1,454,479
	ACNB Corp.	48,405	2,445,421
	Affiliated Managers Group, Inc.	21,223	6,644,709
	Affinity Bancshares, Inc.	6,529	131,690
	Alerus Financial Corp.	71,551	1,761,586
	Ally Financial, Inc.	2,167,576	91,645,113
	Amalgamated Financial Corp.	199,929	7,765,242
	American Coastal Insurance Corp.	45,299	500,554
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	65,620	$8,548,317
	Ameris Bancorp	526,081	42,412,650
	AmeriServ Financial, Inc.	127,994	422,380
	Ames National Corp.	53,958	1,408,304
	Arrow Financial Corp.	115,759	3,913,812
	Associated Banc-Corp.	1,282,516	34,961,386
	Associated Capital Group, Inc., Class A	13,498	532,496
	Assurant, Inc.	40,617	9,672,126
	Assured Guaranty Ltd.	322,310	27,348,003
	Atlantic Union Bankshares Corp.	889,750	34,557,890
*	Atlanticus Holdings Corp.	98,078	5,063,767
	Auburn National BanCorp, Inc.	1,419	35,276
	Axis Capital Holdings Ltd.	381,135	39,325,509
*	Axos Financial, Inc.	415,424	41,122,822
	Banc of California, Inc.	657,980	13,146,440
#	Bank First Corp.	7,300	1,018,642
	Bank of Hawaii Corp.	68,808	5,145,462
	Bank of Marin Bancorp	88,988	2,389,328
	Bank of NT Butterfield & Son Ltd.	227,802	11,800,144
	Bank of the James Financial Group, Inc.	3,940	74,466
	Bank OZK	879,137	41,811,756
	Bank7 Corp.	33,674	1,496,473
	BankUnited, Inc.	531,172	25,214,735
	Bankwell Financial Group, Inc.	44,663	2,152,310
	Banner Corp.	227,749	14,083,998
	Bar Harbor Bankshares	104,613	3,547,427
	BayCom Corp.	84,162	2,455,847
	BCB Bancorp, Inc.	96,682	762,821
	Beacon Financial Corp.	637,553	18,074,628
	BOK Financial Corp.	450,624	58,554,083
	Bread Financial Holdings, Inc.	378,727	27,472,857
*	Bridgewater Bancshares, Inc.	145,883	2,802,412
*	Brighthouse Financial, Inc.	447,913	28,693,307
*	Broadway Financial Corp.	2,794	22,855
	Burke & Herbert Financial Services Corp.	41,237	2,700,199

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Business First Bancshares, Inc.	124,555	$3,508,714
*	BV Financial, Inc.	14,589	278,942
	Byline Bancorp, Inc.	279,801	8,934,046
	C&F Financial Corp.	22,203	1,671,886
	Cadence Bank	1,433,853	60,379,550
	California BanCorp	27,431	493,484
*»	California First Leasing Corp.	383	10,640
	Camden National Corp.	115,911	5,513,886
	Capital Bancorp, Inc.	68,261	2,096,978
	Capital City Bank Group, Inc.	134,890	5,633,006
	Capitol Federal Financial, Inc.	844,963	6,151,331
*	Carter Bankshares, Inc.	140,292	3,003,652
	Cass Information Systems, Inc.	1,939	87,177
	Cathay General Bancorp	509,923	26,097,859
	CB Financial Services, Inc.	2,041	73,129
	Central Pacific Financial Corp.	181,467	5,910,380
	CF Bankshares, Inc.	2,987	86,952
	Chemung Financial Corp.	29,841	1,813,438
	ChoiceOne Financial Services, Inc.	16,454	472,065
	Citizens & Northern Corp.	107,176	2,439,326
	Citizens Community Bancorp, Inc.	29,356	532,518
	Citizens Financial Services, Inc.	1,525	96,456
	City Holding Co.	15,398	1,895,340
	Civista Bancshares, Inc.	110,777	2,673,049
	CNB Financial Corp.	147,636	4,089,517
	CNO Financial Group, Inc.	721,123	30,323,222
	Cohen & Co., Inc.	1,075	20,092
	Colony Bankcorp, Inc.	109,634	2,133,478
	Columbia Banking System, Inc.	1,710,652	50,361,595
*	Columbia Financial, Inc.	118,811	1,933,055
	Comerica, Inc.	892,098	79,102,330
	Commerce Bancshares, Inc.	238,855	12,573,327
	Community Financial System, Inc.	283,076	17,692,250
	Community Trust Bancorp, Inc.	161,465	9,962,390
		Shares	Value†
FINANCIALS — (Continued)
	Community West Bancshares	111,656	$2,676,394
	ConnectOne Bancorp, Inc.	316,515	8,425,629
*	Consumer Portfolio Services, Inc.	213,629	1,843,618
	Corebridge Financial, Inc.	235,719	7,267,217
*	Credit Acceptance Corp.	1,979	986,017
	Cullen/Frost Bankers, Inc.	68,984	9,507,375
*	Customers Bancorp, Inc.	246,050	19,442,871
	CVB Financial Corp.	953,398	18,791,475
	Diamond Hill Investment Group, Inc.	2,518	431,459
#	DigitalBridge Group, Inc.	285,326	4,391,167
	Dime Community Bancshares, Inc.	272,134	9,257,999
#	Dominari Holdings, Inc.	3,827	14,964
	Donegal Group, Inc. (DGICA US), Class A	269,955	5,040,060
	Eagle Bancorp Montana, Inc.	32,573	707,160
	Eagle Bancorp, Inc.	312	8,349
	East West Bancorp, Inc.	122,989	14,074,861
	Eastern Bankshares, Inc.	322,048	6,597,153
*	eHealth, Inc.	99,724	282,219
	Employers Holdings, Inc.	174,383	7,606,586
	Enact Holdings, Inc.	302,623	12,035,317
*	Encore Capital Group, Inc.	47,392	2,616,038
*	Enova International, Inc.	119,613	19,756,479
	Enterprise Financial Services Corp.	260,109	14,917,251
	Equity Bancshares, Inc., Class A	108,555	5,006,557
	Essent Group Ltd.	737,908	46,429,171
*	Euronet Worldwide, Inc.	26,671	1,932,581
	Everest Group Ltd.	23,914	7,922,230
	EVERTEC, Inc.	8,004	240,200
#*	EZCORP, Inc., Class A	400,915	8,599,627
	F&G Annuities & Life, Inc.	88,653	2,614,377
	Farmers & Merchants Bancorp, Inc.	21,747	583,472

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Farmers National Banc Corp.	232,496	$3,017,798
	FB Financial Corp.	407,758	23,458,318
	Federal Agricultural Mortgage Corp. (AGM US), Class C	65,784	11,137,231
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	301	39,031
	Fidelity D&D Bancorp, Inc.	1,845	82,472
	Fidelity National Financial, Inc.	103,597	5,634,641
*	Finance of America Cos., Inc., Class A	7,339	170,925
	Financial Institutions, Inc.	127,381	4,195,930
	Finward Bancorp	2,970	108,836
*	Finwise Bancorp	4,384	76,764
	First American Financial Corp.	698,681	44,142,666
	First BanCorp	1,258,317	27,833,972
	First Bancorp, Inc.	78,661	2,151,378
	First Bancorp/Southern Pines NC	252,953	14,653,567
	First Bank	133,741	2,230,800
	First Busey Corp.	633,954	15,626,966
	First Business Financial Services, Inc.	76,778	4,400,915
	First Capital, Inc.	520	30,638
	First Commonwealth Financial Corp.	803,569	14,488,349
	First Community Bankshares, Inc.	170,490	6,141,050
	First Community Corp.	28,897	847,260
	First Financial Bancorp	804,297	23,115,496
	First Financial Bankshares, Inc.	1,500	47,730
	First Financial Corp.	83,564	5,445,030
#*	First Foundation, Inc.	65,228	409,632
	First Hawaiian, Inc.	904,951	24,026,449
	First Horizon Corp.	3,817,933	93,501,179
	First Internet Bancorp	46,672	1,016,983
#	First Interstate BancSystem, Inc., Class A	715,065	25,363,356
	First Merchants Corp.	391,770	15,576,775
	First Mid Bancshares, Inc.	145,693	6,133,675
	First Northwest Bancorp	30,863	321,901
	First United Corp.	44,311	1,698,441
*	First Western Financial, Inc.	45,514	1,144,677
		Shares	Value†
FINANCIALS — (Continued)
	FirstCash Holdings, Inc.	904	$154,132
#*	Firstsun Capital Bancorp	12,658	499,738
	Five Star Bancorp	31,662	1,254,448
	Flushing Financial Corp.	12,596	198,891
	FNB Corp.	2,547,855	44,714,855
	Franklin Financial Services Corp.	3,364	171,598
#	Franklin Resources, Inc.	2,564,077	68,255,730
	FS Bancorp, Inc.	67,176	2,820,048
	Fulton Financial Corp.	1,423,950	29,404,567
	FVCBankcorp, Inc.	55,112	834,396
*	Genworth Financial, Inc.	3,371,765	28,120,520
	German American Bancorp, Inc.	200,380	8,429,987
	Glacier Bancorp, Inc.	80,530	4,081,260
	Globe Life, Inc.	372,667	52,255,367
	Great Southern Bancorp, Inc.	107,469	6,596,447
*	Green Dot Corp., Class A	273,976	3,337,028
*	Greenlight Capital Re Ltd., Class A	193,333	2,681,529
*	Hamilton Insurance Group Ltd., Class B	49,854	1,383,449
	Hancock Whitney Corp.	667,108	45,897,030
	Hanmi Financial Corp.	190,718	5,067,377
	Hanover Bancorp, Inc.	3,292	76,045
	Hanover Insurance Group, Inc.	36,120	6,289,937
	Hawthorn Bancshares, Inc.	1,225	43,377
	HBT Financial, Inc.	66,032	1,781,543
	HCI Group, Inc.	2,449	388,583
	Hennessy Advisors, Inc.	3,114	31,887
	Heritage Commerce Corp.	371,966	4,735,127
	Heritage Financial Corp.	207,988	5,368,170
*	Heritage Insurance Holdings, Inc.	195,019	5,084,145
	Hilltop Holdings, Inc.	474,239	17,760,251
#	Hingham Institution For Savings	4,157	1,240,657
	Home Bancorp, Inc.	51,747	3,088,778
	Home BancShares, Inc.	776,553	22,442,382
	HomeTrust Bancshares, Inc.	91,930	3,964,022
	Hope Bancorp, Inc.	834,412	9,996,256

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Horace Mann Educators Corp.	290,708	$13,026,625
	Horizon Bancorp, Inc.	202,719	3,571,909
	Independent Bank Corp. (IBCP US)	151,509	5,325,541
	Independent Bank Corp. (INDB US)	318,749	25,748,544
	International Bancshares Corp.	566,808	39,472,509
*	International Money Express, Inc.	5,672	87,689
	Invesco Ltd.	3,072,948	83,860,751
	Investar Holding Corp.	57,852	1,645,889
	Investors Title Co.	12,508	3,244,825
	Jackson Financial, Inc., Class A	560,436	66,647,049
	Janus Henderson Group PLC	850,047	40,912,762
	Kearny Financial Corp.	292,570	2,279,120
	Kemper Corp.	354,481	13,970,096
	Lake Shore Bancorp, Inc.	550	8,421
	Lakeland Financial Corp.	15,804	941,918
	Landmark Bancorp, Inc.	5,752	155,246
	LCNB Corp.	64,093	1,096,631
*	LendingClub Corp.	793,570	13,419,269
	Lincoln National Corp.	485,096	20,184,845
	Live Oak Bancshares, Inc.	214,055	8,553,638
	Magyar Bancorp, Inc.	2,641	46,534
	MainStreet Bancshares, Inc.	14,242	304,921
#	Mechanics Bancorp, Class A	90,718	1,359,863
	Mercantile Bank Corp.	131,599	6,840,516
	Merchants Bancorp	195,233	8,094,360
	Mercury General Corp.	397,260	34,796,003
	Meridian Corp.	42,364	801,951
	Metrocity Bankshares, Inc.	63,105	1,777,668
	Metropolitan Bank Holding Corp.	60,112	5,566,371
	MGIC Investment Corp.	1,849,492	49,788,325
#	Mid Penn Bancorp, Inc.	65,503	2,160,944
	Middlefield Banc Corp.	649	21,767
	Midland States Bancorp, Inc.	71,144	1,625,640
	MidWestOne Financial Group, Inc.	100,371	4,649,185
	MVB Financial Corp.	70,332	1,986,176
		Shares	Value†
FINANCIALS — (Continued)
	National Bank Holdings Corp., Class A	296,731	$11,922,652
	National Bankshares, Inc.	25,672	934,718
	Navient Corp.	689,370	6,762,720
	NB Bancorp, Inc.	15,371	333,858
#	NBT Bancorp, Inc.	380,903	16,923,520
	Nelnet, Inc., Class A	236,090	31,140,271
*	NerdWallet, Inc., Class A	123,513	1,489,567
*	NI Holdings, Inc.	61,386	836,077
#	Nicolet Bankshares, Inc.	103,993	15,180,898
*	NMI Holdings, Inc.	652,789	25,275,990
	Northeast Bank	63,970	7,371,263
	Northeast Community Bancorp, Inc.	52,432	1,237,395
	Northfield Bancorp, Inc.	315,171	3,882,907
	Northrim BanCorp, Inc.	230,276	5,425,303
#	Northwest Bancshares, Inc.	987,256	12,715,857
	Norwood Financial Corp.	6,656	202,542
	Oak Valley Bancorp	16,529	528,102
	OceanFirst Financial Corp.	398,005	7,462,594
*	Octave Specialty Group, Inc.	37,938	215,108
	OFG Bancorp	439,706	17,720,152
	Ohio Valley Banc Corp.	14,189	583,877
*	Old Market Capital Corp.	33,122	117,997
	Old National Bancorp	2,321,423	56,712,364
	Old Republic International Corp.	835,670	32,733,194
	Old Second Bancorp, Inc.	311,220	6,174,605
	OneMain Holdings, Inc.	803,200	52,641,728
*	Onity Group, Inc.	54,717	2,474,303
	OP Bancorp	82,461	1,152,805
*	Oportun Financial Corp.	203,402	1,102,439
	Oppenheimer Holdings, Inc., Class A	68,981	5,796,473
*	OptimumBank Holdings, Inc.	28,972	136,458
	Orange County Bancorp, Inc.	6,646	204,830
	Origin Bancorp, Inc.	158,484	6,787,870
	Orrstown Financial Services, Inc.	104,979	3,781,344
	Park National Corp.	52,882	8,616,593

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Parke Bancorp, Inc.	71,204	$1,944,581
	Pathfinder Bancorp, Inc.	806	11,026
	Pathward Financial, Inc.	136,495	12,324,134
#*	Paysafe Ltd.	278,963	1,913,686
	PCB Bancorp	69,853	1,567,501
	Peapack-Gladstone Financial Corp.	109,259	3,465,695
	PennyMac Financial Services, Inc.	274,062	27,384,275
	Peoples Bancorp of North Carolina, Inc.	20,826	762,856
	Peoples Bancorp, Inc.	299,601	9,743,025
	Peoples Financial Services Corp.	33,075	1,723,207
	Pinnacle Financial Partners, Inc.	529,236	50,325,051
*	Pioneer Bancorp, Inc.	29,845	422,307
	Plumas Bancorp	7,571	379,383
*	Ponce Financial Group, Inc.	145,118	2,435,080
	Popular, Inc.	450,528	60,159,004
*	PRA Group, Inc.	120,105	1,536,143
	Preferred Bank	105,700	9,065,889
	Primis Financial Corp.	102,610	1,383,183
	Princeton Bancorp, Inc.	9,121	330,454
*	ProAssurance Corp.	350,766	8,495,553
	PROG Holdings, Inc.	52,460	1,701,802
	Prosperity Bancshares, Inc.	675,112	46,589,479
	Provident Financial Holdings, Inc.	48,431	782,645
	Provident Financial Services, Inc.	904,191	20,018,789
	QCR Holdings, Inc.	142,828	12,891,655
	Radian Group, Inc.	766,440	25,215,876
	RBB Bancorp	119,621	2,480,940
	Red River Bancshares, Inc.	10,709	889,490
	Regional Management Corp.	95,361	3,533,125
	Reinsurance Group of America, Inc., Class A	205,760	41,717,840
	RenaissanceRe Holdings Ltd.	169,417	47,724,769
	Renasant Corp.	616,805	23,259,717
#*	Repay Holdings Corp.	379,173	1,323,314
	Republic Bancorp, Inc., Class A	107,892	7,834,038
	Richmond Mutual BanCorp, Inc.	6,765	94,913
	Riverview Bancorp, Inc.	236,806	1,224,287
	RLI Corp.	46,347	2,708,055
		Shares	Value†
FINANCIALS — (Continued)
	S&T Bancorp, Inc.	285,624	$12,179,007
	Safety Insurance Group, Inc.	116,012	9,130,144
	SB Financial Group, Inc.	2,698	61,595
	Seacoast Banking Corp. of Florida	355,354	11,883,038
*	Security National Financial Corp., Class A	75,459	665,548
*	Selectquote, Inc.	218,450	310,199
	Shore Bancshares, Inc.	216,314	4,103,477
	Sierra Bancorp	99,344	3,517,771
	Simmons First National Corp., Class A	477,749	9,712,637
*	SiriusPoint Ltd.	804,663	16,423,172
	SLM Corp.	369,430	10,030,024
	SmartFinancial, Inc.	104,570	4,174,434
	Sound Financial Bancorp, Inc.	476	20,896
	South Plains Financial, Inc.	82,663	3,443,741
*	Southern First Bancshares, Inc.	55,782	3,064,663
	Southern Missouri Bancorp, Inc.	68,788	4,304,065
	Southside Bancshares, Inc.	209,559	6,745,704
	Southstate Bank Corp.	748,234	76,566,785
	Stellar Bancorp, Inc.	282,067	10,475,968
*††	Sterling Bancorp, Inc.	86,728	0
	Stewart Information Services Corp.	217,475	14,664,339
	Stifel Financial Corp.	50,983	6,286,204
#	Stock Yards Bancorp, Inc.	49,142	3,326,422
*	StoneX Group, Inc.	59,588	6,689,349
	SWK Holdings Corp.	8,025	140,438
*	Texas Capital Bancshares, Inc.	389,879	39,444,058
#	TFS Financial Corp.	164,319	2,312,790
*	Third Coast Bancshares, Inc.	42,313	1,716,215
	Timberland Bancorp, Inc.	66,770	2,600,024
	Tiptree, Inc.	382,659	6,841,943
	Tompkins Financial Corp.	96,215	7,708,746
	Towne Bank	536,694	18,784,290
	TriCo Bancshares	233,558	11,635,860
*	Triumph Financial, Inc.	118,401	7,469,919
	TrustCo Bank Corp.	163,612	7,100,761
	Trustmark Corp.	559,782	23,801,931
	UMB Financial Corp.	339,773	43,198,739
	United Bancorp, Inc.	4,772	66,331
	United Bancshares, Inc.	1,289	51,895

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bankshares, Inc.	994,350	$42,090,835
	United Community Banks, Inc.	935,483	32,208,680
	United Fire Group, Inc.	175,139	6,294,496
	United Security Bancshares	127,841	1,373,012
	Unity Bancorp, Inc.	74,071	3,996,871
	Universal Insurance Holdings, Inc.	220,152	6,703,628
	Univest Financial Corp.	331,684	10,992,008
	Unum Group	703,863	53,472,472
	USCB Financial Holdings, Inc.	3,119	58,793
	Valley National Bancorp	4,322,295	53,855,808
*	Velocity Financial, Inc.	48,768	989,503
	Victory Capital Holdings, Inc., Class A	53,305	3,759,602
	Virginia National Bankshares Corp.	8,911	364,638
	Virtus Investment Partners, Inc.	44,607	7,282,093
	Voya Financial, Inc.	222,235	17,036,535
	WaFd, Inc.	624,384	20,367,406
	Walker & Dunlop, Inc.	203,989	12,828,868
	Washington Trust Bancorp, Inc.	49,497	1,701,212
	Waterstone Financial, Inc.	193,859	3,545,681
	Webster Financial Corp.	1,152,226	75,781,904
	WesBanco, Inc.	580,183	20,474,658
	West BanCorp, Inc.	110,824	2,629,854
	Westamerica BanCorp	85,858	4,342,698
	Western Alliance Bancorp	366,001	32,628,989
	Western New England Bancorp, Inc.	163,145	2,191,037
	Western Union Co.	63,016	590,460
	Westwood Holdings Group, Inc.	38,264	700,614
	White Mountains Insurance Group Ltd.	19,855	40,602,085
	Wintrust Financial Corp.	285,148	42,056,479
*	World Acceptance Corp.	29,048	3,522,070
	WSFS Financial Corp.	461,271	29,858,072
	WVS Financial Corp.	111	1,497
	Zions Bancorp NA	1,140,924	68,352,757
TOTAL FINANCIALS			4,232,605,562
		Shares	Value†
HEALTH CARE — (6.1%)
*	Acadia Healthcare Co., Inc.	431,409	$5,798,137
#*	Accendra Health, Inc.	586,725	1,296,662
	Acme United Corp.	30,908	1,291,645
*	AdaptHealth Corp.	933,859	9,385,283
*	Addus HomeCare Corp.	124,735	12,907,578
#	Adverum Biotechnologies, Inc.	10,137	8,110
*	Align Technology, Inc.	59,188	9,649,420
#*	Alkermes PLC	492,148	16,678,896
*	American Shared Hospital Services	38,407	81,423
*	Amneal Pharmaceuticals, Inc.	25,607	350,304
*	Amphastar Pharmaceuticals, Inc.	194,897	5,162,822
*	Anika Therapeutics, Inc.	90,275	833,238
*	Astrana Health, Inc.	96,453	2,193,341
*	Avanos Medical, Inc.	20,446	272,341
*	Avantor, Inc.	916,260	10,005,559
#*	Azenta, Inc.	19,889	773,284
*	BioCryst Pharmaceuticals, Inc.	5,357	35,249
*	BioMarin Pharmaceutical, Inc.	139,354	7,879,075
*	Bio-Rad Laboratories, Inc., Class A	166,797	48,988,279
*	Black Diamond Therapeutics, Inc.	70,518	175,590
*	BrightSpring Health Services, Inc.	204,072	8,013,907
*	CareCloud, Inc.	5,170	14,011
*	CareDx, Inc.	57,874	1,189,311
*	Castle Biosciences, Inc.	173,718	6,842,752
*	Catalyst Pharmaceuticals, Inc.	117,538	2,856,173
*	Certara, Inc.	1,245,578	10,948,631
*	Charles River Laboratories International, Inc.	210,103	44,222,479
	CONMED Corp.	73,282	2,813,296
*	Cooper Cos., Inc.	236,984	19,285,758
*	Cross Country Healthcare, Inc.	268,117	2,498,850
*	Cumberland Pharmaceuticals, Inc.	64,869	243,259
*	Definitive Healthcare Corp.	20,649	47,906

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	DocGo, Inc.	8,019	$6,147
*	Elanco Animal Health, Inc.	3,738,631	90,026,234
*	Emergent BioSolutions, Inc.	320,917	3,639,199
#*	Enovis Corp.	294,481	6,490,361
*	Envista Holdings Corp.	1,282,770	30,106,612
*	Evolent Health, Inc., Class A	37,154	119,264
*	Fate Therapeutics, Inc.	334,348	397,874
*	FONAR Corp.	48,165	897,796
*	Fulgent Genetics, Inc.	4,509	118,136
*	Globus Medical, Inc., Class A	77,699	7,045,745
*	GoodRx Holdings, Inc., Class A	532,230	1,208,162
*	Harmony Biosciences Holdings, Inc.	231,078	8,438,969
*	Health Catalyst, Inc.	329,817	709,107
	HealthStream, Inc.	296,976	6,619,595
*	Henry Schein, Inc.	144,159	10,881,121
*	Hologic, Inc.	54,205	4,061,581
*	ICON PLC	70,540	12,714,835
*	ICU Medical, Inc.	104,416	15,651,958
*	ImmuCell Corp.	4,747	28,577
*	InfuSystem Holdings, Inc.	83,181	687,075
*	Innoviva, Inc.	551,001	11,020,020
*	Inogen, Inc.	59,258	349,622
#*	Instil Bio, Inc.	6,833	48,241
#*	Integer Holdings Corp.	111,436	9,679,331
*	Integra LifeSciences Holdings Corp.	315,322	3,512,687
*††	iTeos Therapeutics, Inc.	103,568	0
*	Jazz Pharmaceuticals PLC	253,037	41,622,056
*	Kewaunee Scientific Corp.	21,404	846,314
*	Lantheus Holdings, Inc.	18,116	1,212,323
*	LENSAR, Inc.	57,837	736,265
*	LifeStance Health Group, Inc.	295,963	2,092,458
*	LivaNova PLC	238,170	15,650,151
*	MaxCyte, Inc.	63,387	57,479
	Mesa Laboratories, Inc.	10,573	832,729
*	MiMedx Group, Inc.	6,257	31,973
*	Molina Healthcare, Inc.	174,968	31,422,503
	National HealthCare Corp.	128,627	18,407,810
*	Neogen Corp.	1,050,883	10,740,024
#*»	OmniAb, Inc. (2200963D US)	10,236	0
		Shares	Value†
HEALTH CARE — (Continued)
#*»	OmniAb, Inc. (2200964D US)	10,240	$0
*	OmniAb, Inc. (OABI UQ)	181,993	331,227
*	Omnicell, Inc.	253,424	12,291,064
*††	Opiant Pharmaceuticals, Inc.	26,299	0
#*	OptimizeRx Corp.	60,161	647,332
*	OraSure Technologies, Inc.	316,753	883,741
*	Organogenesis Holdings, Inc.	175,696	702,784
	Organon & Co.	105,250	898,835
*	Orthofix Medical, Inc.	25,829	341,718
*	OrthoPediatrics Corp.	2,505	43,737
*	Pacira BioSciences, Inc.	44,488	913,784
*††	PDL BioPharma, Inc.	1,058,582	444,604
*	Pediatrix Medical Group, Inc.	458,377	9,800,100
*	Pennant Group, Inc.	30,846	851,967
	Perrigo Co. PLC	1,039,347	14,769,121
*	Prestige Consumer Healthcare, Inc.	237,566	15,315,880
*	Puma Biotechnology, Inc.	184,126	1,193,136
#*	QuidelOrtho Corp.	346,017	9,401,282
#*	Quipt Home Medical Corp.	112,043	399,994
*	Rapid Micro Biosystems, Inc., Class A	1,425	6,313
#	Revvity, Inc.	276,685	30,103,328
††	Sage Therapeutics, Inc.	128,503	23,131
	Select Medical Holdings Corp.	616,983	9,285,594
*	Sensus Healthcare, Inc.	17,579	90,180
	SIGA Technologies, Inc.	467,689	3,133,516
#*	Simulations Plus, Inc.	45,947	776,045
*	STAAR Surgical Co.	7	133
*	Supernus Pharmaceuticals, Inc.	446,671	21,511,675
#*	Surgery Partners, Inc.	265,367	3,943,354
*	Tactile Systems Technology, Inc.	163,645	4,722,795
*	Teladoc Health, Inc.	637,270	3,473,121
*††	Tetraphase Pharmaceuticals, Inc.	1,600	0
*††	Third Harmonic Bio, Inc.	3,231	97
*	TruBridge, Inc.	96,130	1,860,115

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	U.S. Physical Therapy, Inc.	63,186	$5,299,410
	Universal Health Services, Inc., Class B	324,374	65,283,511
	Utah Medical Products, Inc.	21,809	1,331,658
*	Varex Imaging Corp.	87,206	1,215,652
*	Veracyte, Inc.	555,361	21,148,147
††	Verve Therapeutics, Inc.	182,864	362,071
	Viatris, Inc.	7,424,958	97,192,733
#*	Voyager Therapeutics, Inc.	26,106	101,813
*	Waystar Holding Corp.	86,657	2,301,610
TOTAL HEALTH CARE			923,249,211
INDUSTRIALS — (16.4%)
*	AAR Corp.	323,275	34,238,055
	ABM Industries, Inc.	504,515	23,227,871
	ACCO Brands Corp.	452,313	1,768,544
	Aebi Schmidt Holding AG	216,027	3,162,635
*	AerSale Corp.	171,613	1,285,381
	AGCO Corp.	481,008	54,551,117
	Air Lease Corp.	88,653	5,729,643
	Alamo Group, Inc.	89,621	17,503,878
*	Alaska Air Group, Inc.	907,014	46,103,522
	Albany International Corp., Class A	126,443	7,016,322
	Alight, Inc., Class A	3,856,333	5,900,189
*	Allegiant Travel Co.	131,623	11,665,746
	Allient, Inc.	88,281	5,386,024
*	Alpha Pro Tech Ltd.	21,849	110,119
*	Amentum Holdings, Inc.	245,855	8,796,692
*	Ameresco, Inc., Class A	88,915	2,786,596
*	American Woodmark Corp.	129,574	7,695,400
	Apogee Enterprises, Inc.	183,439	6,811,090
	ArcBest Corp.	181,543	16,378,809
	Arcosa, Inc.	157,364	18,013,457
	Astec Industries, Inc.	222,271	10,829,043
*	Astronics Corp. (ATROB US), Class B	303	23,049
#*	Asure Software, Inc.	163,428	1,572,177
	Atkore, Inc.	21,236	1,474,840
*	Avalon Holdings Corp., Class A	10,736	29,202
	AZZ, Inc.	189,548	23,558,921
	BGSF, Inc.	3,854	22,083
*	BlueLinx Holdings, Inc.	75,717	5,266,875
	Boise Cascade Co.	304,936	24,641,878
		Shares	Value†
INDUSTRIALS — (Continued)
*	Bowman Consulting Group Ltd.	40,148	$1,398,355
	Brady Corp., Class A	172,587	14,923,598
*	BrightView Holdings, Inc.	690,108	9,219,843
*	Broadwind, Inc.	36,608	109,824
*	Builders FirstSource, Inc.	560,478	64,118,683
*	CACI International, Inc., Class A	29,159	18,095,492
*	Cadeler AS (CDLR US), ADR	11,228	268,349
*	Chart Industries, Inc.	87,771	18,198,439
	Civeo Corp.	97,811	2,476,575
#*	Clarivate PLC	2,814,528	7,458,499
	CNH Industrial NV	5,992,265	64,476,771
	Columbus McKinnon Corp.	133,744	2,819,324
*	Commercial Vehicle Group, Inc.	66,739	100,109
	CompX International, Inc.	11,443	266,622
#	Concentrix Corp.	329,711	12,314,706
*	Concrete Pumping Holdings, Inc.	316,009	1,826,532
*	Conduent, Inc.	972,597	1,351,910
	Copa Holdings SA, Class A	190,126	25,933,186
*	Costamare Bulkers Holdings Ltd.	121,946	2,015,767
	Costamare, Inc.	878,703	14,744,636
	Covenant Logistics Group, Inc.	178,159	4,382,711
*	Custom Truck One Source, Inc.	590,652	3,732,921
	Deluxe Corp.	326,581	8,621,738
*	Distribution Solutions Group, Inc.	119,884	3,403,507
*	DLH Holdings Corp.	54,086	308,831
*	DNOW, Inc.	1,367,190	20,767,616
	Douglas Dynamics, Inc.	150,480	5,670,086
*	Ducommun, Inc.	106,208	12,038,677
*	DXP Enterprises, Inc.	142,374	18,515,739
	Eastern Co.	41,930	784,091
	EnerSys	254,803	45,912,953
	Ennis, Inc.	238,930	4,656,746
	Enpro, Inc.	131,418	31,379,990
*	Enviri Corp.	572,297	10,827,859
	Esab Corp.	5,791	701,290
	Espey Mfg. & Electronics Corp.	14,746	779,621
	EVI Industries, Inc.	3,546	91,132
#*	First Advantage Corp.	100,415	1,355,603
	Flowserve Corp.	176,987	13,831,534
*	Forrester Research, Inc.	13,956	113,183

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Fortune Brands Innovations, Inc.	725,434	$39,245,979
	Franklin Electric Co., Inc.	946	94,241
*	FTI Consulting, Inc.	69,368	12,116,509
*	Gates Industrial Corp. PLC	886,882	20,416,024
	GATX Corp.	179,566	32,664,851
	Genco Shipping & Trading Ltd.	262,570	5,487,713
*	Gencor Industries, Inc.	87,818	1,259,310
*	Generac Holdings, Inc.	27,063	4,547,667
	Genpact Ltd.	816,451	36,005,489
*	Gibraltar Industries, Inc.	237,542	12,176,403
	Global Industrial Co.	444	13,569
	Gorman-Rupp Co.	272,710	14,859,968
*	Great Lakes Dredge & Dock Corp.	546,303	8,183,619
	Greenbrier Cos., Inc.	250,960	12,653,403
*	GXO Logistics, Inc.	388,610	21,991,440
*	Hayward Holdings, Inc.	1,100,142	17,756,292
*	Healthcare Services Group, Inc.	500,878	9,426,524
#	Heartland Express, Inc.	414,526	4,182,567
	Helios Technologies, Inc.	230,638	14,940,730
	Herc Holdings, Inc.	100,378	14,388,183
#	Hexcel Corp.	13,154	1,089,283
	Hillenbrand, Inc.	420,067	13,404,338
*	Hillman Solutions Corp.	1,188,838	11,139,412
#	HNI Corp.	417,438	19,949,362
	Hub Group, Inc., Class A	487,592	23,199,627
*	Hudson Technologies, Inc.	269,753	1,934,129
	Huntington Ingalls Industries, Inc.	32,883	13,827,630
*	Hurco Cos., Inc.	30,042	496,895
#	Hyster-Yale, Inc.	69,286	2,317,617
*	IBEX Holdings Ltd.	28,231	1,050,193
	ICF International, Inc.	139,198	12,980,214
	IDEX Corp.	85,730	17,021,692
	Insteel Industries, Inc.	157,304	5,213,055
	Interface, Inc.	402,850	12,677,690
*	Janus International Group, Inc.	239,641	1,643,937
*	JELD-WEN Holding, Inc.	559,555	1,521,990
	Kelly Services, Inc., Class A	89,105	961,443
	Kennametal, Inc.	585,267	20,127,332
*	Kirby Corp.	145,744	17,148,239
		Shares	Value†
INDUSTRIALS — (Continued)
	Knight-Swift Transportation Holdings, Inc.	1,222,697	$67,370,605
	Korn Ferry	412,807	28,677,702
*	L.B. Foster Co., Class A	97,525	2,930,626
	Lindsay Corp.	33,774	4,230,869
	LSI Industries, Inc.	218,956	4,841,117
	Luxfer Holdings PLC	155,002	2,346,730
*	Manitowoc Co., Inc.	162,777	2,103,079
	ManpowerGroup, Inc.	59,087	2,146,631
	Marten Transport Ltd.	513,914	6,321,142
*	Mastech Digital, Inc.	15,385	106,772
*	Masterbrand, Inc.	878,433	10,646,608
	Matson, Inc.	231,030	37,034,109
	Maximus, Inc.	325,725	30,761,469
*	Mayville Engineering Co., Inc.	148,464	2,909,894
	McGrath RentCorp	155,848	17,406,663
*	Mercury Systems, Inc.	110,789	10,400,871
*	Middleby Corp.	93,498	13,760,101
	Miller Industries, Inc.	92,931	3,807,383
	MillerKnoll, Inc.	298,272	5,989,302
*	Mistras Group, Inc.	226,702	3,205,566
*	Montrose Environmental Group, Inc.	65,233	1,453,391
	MSC Industrial Direct Co., Inc., Class A	104,375	8,802,988
	Mueller Industries, Inc.	66,852	9,101,231
	National Presto Industries, Inc.	51,455	6,555,367
	NL Industries, Inc.	169,630	1,031,350
#*	NN, Inc.	19,697	29,349
*	NPK International, Inc.	638,055	8,811,540
*	NWPX Infrastructure, Inc.	81,341	5,486,450
*	OPENLANE, Inc.	855,583	25,701,713
*	Orion Group Holdings, Inc.	243,430	2,974,715
	Oshkosh Corp.	351,451	50,545,683
	Owens Corning	474,060	56,811,350
*	PAMT Corp.	138,293	1,500,479
	Pangaea Logistics Solutions Ltd.	372,058	3,155,052
	Park Aerospace Corp.	45,805	1,121,764
	Park-Ohio Holdings Corp.	102,443	2,311,114
*	Perma-Pipe International Holdings, Inc.	57,068	1,648,124
	Preformed Line Products Co.	46,079	11,563,064
*	Proto Labs, Inc.	169,288	8,913,013
	Quanex Building Products Corp.	251,405	4,706,302
*	Radiant Logistics, Inc.	433,980	2,920,685
#	Regal Rexnord Corp.	385,201	62,209,961

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Resideo Technologies, Inc.	1,131,497	$38,765,087
	Resources Connection, Inc.	61,214	277,299
	Robert Half, Inc.	9,889	342,258
	Rush Enterprises, Inc. (RUSHA US), Class A	494,431	31,737,526
	Rush Enterprises, Inc. (RUSHB US), Class B	87,329	5,153,284
	Ryder System, Inc.	336,796	64,422,339
*	Saia, Inc.	67,916	22,743,031
#	Schneider National, Inc., Class B	677,052	18,172,076
	Science Applications International Corp.	113,153	11,514,449
	Sensata Technologies Holding PLC	1,079,892	37,353,464
*	Shoals Technologies Group, Inc., Class A	337,133	3,182,536
*	SkyWest, Inc.	322,752	31,152,023
	Standex International Corp.	15,513	3,723,120
	Stanley Black & Decker, Inc.	713,033	56,087,176
*	Star Equity Holdings, Inc.	12,332	126,650
*	Sun Country Airlines Holdings, Inc.	383,023	6,718,223
*	TaskUS, Inc., Class A	96,790	1,045,332
*	Taylor Devices, Inc.	13,663	993,847
*	Team, Inc.	504	7,273
#	Tecnoglass, Inc.	48,789	2,386,270
	Tennant Co.	65,581	4,990,058
	Terex Corp.	514,866	29,347,362
	Textron, Inc.	306,563	26,995,938
*	Thermon Group Holdings, Inc.	281,158	12,722,400
#*	TIC Solutions, Inc.	531,587	5,369,029
	Timken Co.	211,114	19,673,714
#*	Titan International, Inc.	317,094	3,025,077
*	Titan Machinery, Inc.	49,668	808,098
*	Transcat, Inc.	29,390	1,772,511
	Trinity Industries, Inc.	661,360	19,007,486
*	TrueBlue, Inc.	99,779	534,815
*	TTEC Holdings, Inc.	28,250	90,118
	Tutor Perini Corp.	140,427	11,078,286
	Twin Disc, Inc.	96,821	1,664,353
	UFP Industries, Inc.	165,506	17,093,460
#*	U-Haul Holding Co. (UHAL US)	44,379	2,509,632
	U-Haul Holding Co. (UHAL/B US)	434,274	22,282,599
*	Ultralife Corp.	128,286	818,465
	UniFirst Corp.	111,937	24,066,455
	Universal Logistics Holdings, Inc.	103,553	1,657,884
		Shares	Value†
INDUSTRIALS — (Continued)
*	V2X, Inc.	171,629	$11,813,224
#	Vestis Corp.	680,000	4,440,400
	Virco Mfg. Corp.	105,153	735,019
*	VirTra, Inc.	38,880	182,347
	VSE Corp.	11,651	2,546,559
	Wabash National Corp.	47,718	483,383
	Werner Enterprises, Inc.	468,183	16,035,268
#	WESCO International, Inc.	370,748	107,305,594
*	Wilhelmina International, Inc.	2,000	7,200
	Willis Lease Finance Corp.	43,519	7,932,643
	WillScot Holdings Corp.	4,396	88,052
	Worthington Enterprises, Inc.	267,383	14,858,473
TOTAL INDUSTRIALS			2,497,847,854
INFORMATION TECHNOLOGY — (6.6%)
*	8x8, Inc.	339,913	564,256
#*	908 Devices, Inc.	39,615	249,971
*	ACI Worldwide, Inc.	19,754	856,533
*	Akamai Technologies, Inc.	863,708	83,909,232
#*	Alithya Group, Inc., Class A	17,314	22,508
*	Alpha & Omega Semiconductor Ltd.	146,500	3,237,650
	Amdocs Ltd.	385,917	31,622,039
	Amkor Technology, Inc.	1,783,995	86,220,478
*	Amtech Systems, Inc.	99,906	1,679,420
*	Arrow Electronics, Inc.	417,523	55,317,622
*	ASGN, Inc.	168,130	8,757,892
*	AstroNova, Inc.	49,098	446,301
*	Aviat Networks, Inc.	35,906	783,110
	Avnet, Inc.	779,014	48,602,683
*	Axcelis Technologies, Inc.	38,268	3,370,263
	Bel Fuse, Inc. (BELFA US), Class A	47	8,636
	Benchmark Electronics, Inc.	288,233	15,028,469
*	Cerence, Inc.	142,492	1,614,434
*	Cirrus Logic, Inc.	82,907	10,806,098
#*	Cleanspark, Inc.	1,161,039	13,746,702
*	Cohu, Inc.	46,901	1,338,555
#	Crane NXT Co.	224,297	11,331,484
*	Crexendo, Inc.	56,197	393,379
	CSP, Inc.	4,970	56,757
	CTS Corp.	226,221	11,630,022
*	Daktronics, Inc.	335,475	7,766,246
*	Data I/O Corp.	12,133	37,612
*	Diebold Nixdorf, Inc.	91,762	6,332,496

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Digi International, Inc.	325,526	$14,020,405
*	Diodes, Inc.	278,796	16,501,935
	Dolby Laboratories, Inc., Class A	36,858	2,365,915
*	DXC Technology Co.	1,100,694	15,883,014
*	eGain Corp.	71,959	739,019
*	EPAM Systems, Inc.	30,075	6,273,645
	ePlus, Inc.	193,354	16,591,707
*	FormFactor, Inc.	44,843	3,160,983
*	Globant SA	8,723	583,394
*	Grid Dynamics Holdings, Inc.	96,848	800,933
*	Harmonic, Inc.	384,754	3,739,809
#*	I3 Verticals, Inc., Class A	13,276	294,860
*	Ichor Holdings Ltd.	109,580	3,324,657
#*	indie Semiconductor, Inc., Class A	30,238	123,976
	Information Services Group, Inc.	277,136	1,543,648
*	Insight Enterprises, Inc.	63,354	5,323,003
*	inTEST Corp.	91,990	841,709
*	IPG Photonics Corp.	237,903	21,984,616
*	Itron, Inc.	91,587	9,074,440
*	Key Tronic Corp.	108,829	307,986
*	Kimball Electronics, Inc.	198,793	6,005,537
*	Knowles Corp.	881,164	21,359,415
	Kulicke & Soffa Industries, Inc.	91,026	5,218,521
*	KVH Industries, Inc.	98,007	654,687
*	Lantronix, Inc.	74,130	492,223
	Littelfuse, Inc.	8,206	2,656,775
*	LiveRamp Holdings, Inc.	458,837	11,172,681
*	Magnachip Semiconductor Corp.	130,444	378,288
	Methode Electronics, Inc.	119,880	957,841
*	Mitek Systems, Inc.	289,511	2,900,900
	MKS, Inc.	813	191,388
*	N-able, Inc.	558,726	3,391,467
*	nCino, Inc.	56,359	1,203,265
#*	NCR Voyix Corp.	583,088	5,784,233
*	NETGEAR, Inc.	89,028	1,861,575
*	NetScout Systems, Inc.	589,042	16,381,258
*	NetSol Technologies, Inc.	19,650	69,954
*	ON24, Inc.	201,399	1,605,150
	OneSpan, Inc.	131,853	1,553,228
*	Optical Cable Corp.	28,982	142,881
	PC Connection, Inc.	189,718	11,157,316
#*	Penguin Solutions, Inc.	326,859	6,278,961
*	Photronics, Inc.	515,728	17,828,717
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Plexus Corp.	219,527	$43,758,317
#*	Powerfleet, Inc. NJ	322,420	1,647,566
*	Qorvo, Inc.	100,021	7,812,640
*	RF Industries Ltd.	25,760	251,418
*	Ribbon Communications, Inc.	804,828	2,108,649
	Richardson Electronics Ltd.	32,622	394,400
*	Rogers Corp.	9,882	960,926
*	Sanmina Corp.	189,031	26,781,912
*	ScanSource, Inc.	214,001	9,199,903
*††	Silicon Graphics, Inc.	494	0
	Skyworks Solutions, Inc.	156,189	8,709,099
*	Synaptics, Inc.	12,854	1,060,584
	TD SYNNEX Corp.	630,395	100,024,775
*	Trio-Tech International	15,770	88,785
*	TTM Technologies, Inc.	885,007	86,907,687
*	Turtle Beach Corp.	17,098	204,492
*	Veeco Instruments, Inc.	419,263	13,093,583
*	Viasat, Inc.	518,929	23,440,023
#*	VirnetX Holding Corp.	3,850	78,232
	Vishay Intertechnology, Inc.	974,806	19,642,341
*	Vishay Precision Group, Inc.	69,013	3,456,171
#	Xerox Holdings Corp.	1,220,753	2,673,449
*	Xperi, Inc.	613	3,470
*	Zebra Technologies Corp., Class A	15,550	3,653,939
TOTAL INFORMATION TECHNOLOGY			1,004,409,124
MATERIALS — (7.2%)
	AdvanSix, Inc.	137,511	2,178,174
	Alcoa Corp.	1,960,590	111,381,118
#*	Alpha Metallurgical Resources, Inc.	103,062	21,622,408
*	American Vanguard Corp.	36,186	183,825
*	Ampco-Pittsburgh Corp.	55,446	308,834
	AptarGroup, Inc.	143,192	17,891,840
*	Arq, Inc.	35,049	124,774
*	Ascent Industries Co.	22,006	356,717
	Ashland, Inc.	361,359	22,100,716
*	Aspen Aerogels, Inc.	91,661	308,898
	Avient Corp.	632,756	22,874,129
*	Axalta Coating Systems Ltd.	1,382,614	46,428,178
	Ball Corp.	1,719,353	97,779,605
	Cabot Corp.	225,205	16,257,549
	Caledonia Mining Corp. PLC	62,086	1,703,640

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Celanese Corp.	59,456	$2,642,225
*	Century Aluminum Co.	229,004	10,380,751
	CF Industries Holdings, Inc.	1,058,622	98,695,329
*	Clearwater Paper Corp.	137,724	2,316,518
*	Coeur Mining, Inc.	1,100,033	22,484,675
	Commercial Metals Co.	909,447	69,909,191
*	Core Molding Technologies, Inc.	37,724	736,373
	Eastman Chemical Co.	615,200	42,645,664
*	Ecovyst, Inc.	852,545	9,045,502
	Element Solutions, Inc.	561,239	16,332,055
	Ferroglobe PLC	320,734	1,523,487
	Flexible Solutions International, Inc.	25,410	146,616
	Fortitude Gold Corp.	93,160	513,312
	Friedman Industries, Inc.	65,387	1,283,547
#	Graphic Packaging Holding Co.	1,707,983	25,021,951
	Greif, Inc. (GEF US), Class A	229,568	16,212,092
	Greif, Inc. (GEF/B US), Class B	56,549	4,703,746
	HB Fuller Co.	308,694	18,552,509
	Hecla Mining Co.	564,187	12,705,491
	Innospec, Inc.	204,346	16,699,155
*	Intrepid Potash, Inc.	59,026	1,938,414
	Kaiser Aluminum Corp.	116,958	14,341,390
*	Knife River Corp.	50,385	3,384,360
	Koppers Holdings, Inc.	149,659	4,408,954
	Kronos Worldwide, Inc.	502,590	2,638,598
	Louisiana-Pacific Corp.	14,223	1,191,034
*	LSB Industries, Inc.	323,066	3,001,283
	Materion Corp.	169,715	23,468,190
	Mativ Holdings, Inc.	233,129	2,809,204
#*	McEwen, Inc.	100,196	2,419,733
	Mercer International, Inc.	390,656	793,032
*	Metallus, Inc.	311,026	6,204,969
	Minerals Technologies, Inc.	229,041	15,061,736
	Mosaic Co.	2,197,518	60,431,745
	Myers Industries, Inc.	153,991	3,182,994
	Nexa Resources SA	94,253	1,188,530
	Northern Technologies International Corp.	50,024	453,217
*	O-I Glass, Inc.	1,167,969	17,846,566
	Olin Corp.	785,042	16,336,724
	Olympic Steel, Inc.	91,170	4,384,365
	Orion SA	403,971	2,496,541
		Shares	Value†
MATERIALS — (Continued)
*	Perimeter Solutions, Inc.	533,288	$13,945,481
#	Quaker Chemical Corp.	101,230	15,563,100
*	Rayonier Advanced Materials, Inc.	414,580	3,217,141
	Reliance, Inc.	27,245	8,977,228
††	Resolute Forest Products, Inc.	792,851	211,136
	Ryerson Holding Corp.	233,959	6,602,323
	Sensient Technologies Corp.	12,736	1,203,807
#	Silgan Holdings, Inc.	653,062	28,179,625
*	Solstice Advanced Materials, Inc.	177,019	10,934,464
	Sonoco Products Co.	437,708	21,009,984
	Stepan Co.	149,142	8,592,071
	SunCoke Energy, Inc.	675,049	5,305,885
	Sylvamo Corp.	189,706	9,284,212
*	Tredegar Corp.	157,691	1,348,258
	TriMas Corp.	299,831	10,425,124
	Tronox Holdings PLC	492,047	2,981,805
	Warrior Met Coal, Inc.	95,138	8,495,823
#	Westlake Corp.	122,111	9,685,845
	Worthington Steel, Inc.	327,307	13,167,561
TOTAL MATERIALS			1,101,163,046
REAL ESTATE — (1.0%)
*	AMREP Corp.	19,995	415,496
*	Compass, Inc., Class A	1,163,471	14,566,657
*	Cushman & Wakefield Ltd.	1,692,191	27,819,620
*	Five Point Holdings LLC, Class A	920	4,885
*	Forestar Group, Inc.	342,030	8,899,621
*	FRP Holdings, Inc.	132,200	3,160,902
*	Howard Hughes Holdings, Inc.	354,444	28,943,897
*	Jones Lang LaSalle, Inc.	115,571	41,364,017
	Kennedy-Wilson Holdings, Inc.	922,917	9,090,732
	Marcus & Millichap, Inc.	144,278	3,924,362
	Newmark Group, Inc., Class A	859,835	15,330,858
*	RE/MAX Holdings, Inc., Class A	75,957	590,946
	RMR Group, Inc., Class A	42,997	651,405
#*	Seaport Entertainment Group, Inc.	57,260	1,081,641
*	Star Holdings	17,149	134,105
*	Stratus Properties, Inc.	33,563	995,814

U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
#* Tejon Ranch Co.	142,105	$2,286,469
TOTAL REAL ESTATE		159,261,427
UTILITIES — (0.4%)
Genie Energy Ltd., Class B	92,088	1,268,052
MDU Resources Group, Inc.	1,103,292	22,628,519
* Montauk Renewables, Inc.	17,186	29,904
New Jersey Resources Corp.	287,795	14,240,096
Ormat Technologies, Inc.	145,859	18,223,623
TOTAL UTILITIES		56,390,194
TOTAL COMMON STOCKS Cost ($10,313,573,640)		14,470,980,126

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	134,355,882	$134,355,882
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	53,030,302	613,401,500
TOTAL INVESTMENTS — (100.0%)
(Cost $11,061,330,828)^^			$15,218,737,508
As of January 31, 2026, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	373	03/20/26	$130,553,220	$129,911,238	$(641,982)
Total Futures Contracts			$130,553,220	$129,911,238	$(641,982)
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$283,481,916	—	—	$283,481,916
Consumer Discretionary	1,958,494,891	—	—	1,958,494,891
Consumer Staples	882,920,431	$34,160	—	882,954,591
Energy	1,371,122,310	—	—	1,371,122,310
Financials	4,232,594,922	10,640	—	4,232,605,562
Health Care	922,411,198	8,110	$829,903	923,249,211
Industrials	2,497,847,854	—	—	2,497,847,854
Information Technology	1,004,409,124	—	—	1,004,409,124
Materials	1,100,951,910	—	211,136	1,101,163,046
Real Estate	159,261,427	—	—	159,261,427
Utilities	56,390,194	—	—	56,390,194
Temporary Cash Investments	134,355,882	—	—	134,355,882
Securities Lending Collateral	—	613,401,500	—	613,401,500
Total Investments in Securities	$14,604,242,059	$613,454,410	$1,041,039˂˃	$15,218,737,508

U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(641,982)	—	—	$(641,982)
Total Financial Instruments	$(641,982)	—	—	$(641,982)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (2.3%)
#*	Advantage Solutions, Inc.	612,517	$661,518
#*	AMC Networks, Inc., Class A	232,327	1,791,241
#*	Angi, Inc.	250,816	3,255,592
*	Anterix, Inc.	27,356	718,505
#	Array Digital Infrastructure, Inc.	557,445	26,863,275
	ATN International, Inc.	164,346	3,975,530
*	Bandwidth, Inc., Class A	340,738	4,760,110
*	Boston Omaha Corp., Class A	395,674	4,831,180
*	Bumble, Inc., Class A	1,200,588	4,021,970
*	BuzzFeed, Inc.	12,302	10,831
#	Cable One, Inc.	37,481	3,035,586
*	Cars.com, Inc.	504,867	5,735,289
*	Creative Realities, Inc.	16,024	49,995
*	DHI Group, Inc.	564,689	982,559
*	DoubleVerify Holdings, Inc.	283,117	3,063,326
*	EW Scripps Co., Class A	881,886	2,954,318
*	Gaia, Inc.	24,898	84,404
*	GCI Liberty, Inc. (GLBKV US), Class C	113,209	4,187,601
*	GCI Liberty, Inc. (GLIBA US), Class A	11,969	448,478
	Gray Media, Inc. GTN US	1,218,009	5,493,221
	Gray Media, Inc. GTNA US, Class A	3,121	40,230
	John Wiley & Sons, Inc. (WLY US), Class A	68,431	2,137,100
*	Liberty Broadband Corp. (LBRDA US), Class A	62,612	3,006,628
*	Liberty Broadband Corp. (LBRDK US), Class C	413,356	19,886,557
*	Liberty Global Ltd. (LBTYA US), Class A	2,008,620	22,275,596
*	Liberty Global Ltd. (LBTYK US), Class C	1,879,314	20,822,799
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd. (LILA US), Class A	502,598	$3,880,057
#*	Liberty Latin America Ltd. (LILAK US), Class C	2,237,354	17,406,614
	Marcus Corp.	330,309	4,984,363
#	National CineMedia, Inc.	390,950	1,411,329
	Nexstar Media Group, Inc.	90,103	19,136,075
#	Paramount Skydance Corp., Class B	209,268	2,345,894
*	PubMatic, Inc., Class A	134,420	975,889
#*	Reservoir Media, Inc.	380,930	2,876,021
	Saga Communications, Inc., Class A	88,923	1,011,944
#	Scholastic Corp.	627,761	21,952,802
	Shenandoah Telecommunications Co.	451,854	5,363,507
	Shutterstock, Inc.	124,502	2,471,365
	Sinclair, Inc.	25,235	366,160
#	Sirius XM Holdings, Inc.	686,891	13,978,232
#*	Sphere Entertainment Co.	158,753	15,162,499
	Spok Holdings, Inc.	47,689	656,678
*	Stagwell, Inc.	234,533	1,409,543
*	Teads Holding Co.	4,236	2,851
	TEGNA, Inc.	2,300,217	44,072,158
	Telephone & Data Systems, Inc.	1,558,208	70,321,927
	Townsquare Media, Inc., Class A	331	2,175
*	Urban One, Inc. UONE US	9,260	126,121
*	Urban One, Inc. UONEK US	9,015	81,135
*	Vivid Seats, Inc., Class A	498	3,630
*	Yelp, Inc.	14,644	400,953
*	Ziff Davis, Inc.	336,806	12,872,725
*	ZoomInfo Technologies, Inc.	2,382,590	19,179,849
TOTAL COMMUNICATION SERVICES			407,545,935

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (13.8%)
#*	1-800-Flowers.com, Inc., Class A	422,416	$1,824,837
#	Academy Sports & Outdoors, Inc.	859,371	47,273,999
*	Adient PLC	779,099	16,205,259
	ADT, Inc.	8,600,763	68,806,104
#	Advance Auto Parts, Inc.	364,276	17,488,891
	AMCON Distributing Co.	4,641	503,363
#*	American Axle & Manufacturing Holdings, Inc.	1,492,313	11,893,735
#	American Eagle Outfitters, Inc.	1,006,679	23,465,687
*	American Outdoor Brands, Inc.	160,094	1,450,452
*	American Public Education, Inc.	85,535	3,573,652
*	Ark Restaurants Corp.	2,951	19,359
	Arko Corp.	158,372	840,955
*	Asbury Automotive Group, Inc.	270,297	63,387,349
#*	Barnes & Noble Education, Inc.	5,566	49,816
	Bassett Furniture Industries, Inc.	150,490	2,377,742
*	Beazer Homes USA, Inc.	97,875	2,111,164
*	Biglari Holdings, Inc. (BH US), Class B	10,275	3,853,433
*	Biglari Holdings, Inc. (BH/A US), Class A	1,178	2,319,270
*	Birkenstock Holding PLC	112,158	4,235,086
*	BJ's Restaurants, Inc.	109,237	4,568,291
	Bloomin' Brands, Inc.	203,249	1,219,494
	BorgWarner, Inc.	2,899,650	137,472,406
	Brunswick Corp.	394,582	31,653,368
*	Caesars Entertainment, Inc.	189,493	3,922,505
#	Caleres, Inc.	118,547	1,448,644
#*	Callaway Golf Co.	2,122,818	30,462,438
	Canterbury Park Holding Corp.	15,171	235,151
*	Capri Holdings Ltd.	30,713	693,192
#*	CarMax, Inc.	895,212	39,872,742
	Carter's, Inc.	412,228	14,267,211
*	Cato Corp., Class A	65,745	200,522
	Century Communities, Inc.	413,839	26,063,580
*	Citi Trends, Inc.	6,934	299,202
	Clarus Corp.	108,311	414,831
	Columbia Sportswear Co.	250,986	13,874,506
	Crown Crafts, Inc.	135,970	401,112
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Culp, Inc.	25,135	$88,475
	Dana, Inc.	1,864,856	53,894,338
#	Designer Brands, Inc., Class A	465,334	2,950,218
*	Destination XL Group, Inc.	244,825	167,215
#*	Dream Finders Homes, Inc., Class A	293,704	5,401,217
*	El Pollo Loco Holdings, Inc.	410,623	4,159,611
	Escalade, Inc.	44,219	642,944
	Ethan Allen Interiors, Inc.	346,258	7,939,696
*	First Watch Restaurant Group, Inc.	495,480	7,922,725
	Flanigan's Enterprises, Inc.	5,134	166,983
	Flexsteel Industries, Inc.	102,638	4,108,599
*	Fox Factory Holding Corp.	186,445	3,430,588
*	Funko, Inc., Class A	109,002	442,548
*	GameStop Corp., Class A	32,098	766,500
	Gap, Inc.	169,055	4,730,159
*	Genesco, Inc.	142,933	4,135,052
	Gentex Corp.	325,151	7,481,725
*	Gentherm, Inc.	194,149	6,205,002
#	G-III Apparel Group Ltd.	602,919	17,695,673
#	Gold.com, Inc.	248,971	12,909,146
	Golden Entertainment, Inc.	29,399	791,421
#*	Goodyear Tire & Rubber Co.	3,483,780	32,782,370
	Graham Holdings Co., Class B	89,923	104,906,869
*	Green Brick Partners, Inc.	452,886	31,425,760
	Group 1 Automotive, Inc.	166,220	58,885,097
	Hamilton Beach Brands Holding Co., Class A	15,929	304,085
	Harley-Davidson, Inc.	1,538,754	30,467,329
	Haverty Furniture Cos., Inc. (HVT US)	218,452	5,531,205
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	5,701	144,834
*	Helen of Troy Ltd.	127,906	2,118,123
*	Hilton Grand Vacations, Inc.	582,769	26,288,710
*	Holley, Inc.	548,121	2,110,266

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hooker Furnishings Corp.	234,234	$3,108,285
*	Hovnanian Enterprises, Inc., Class A	21,385	2,409,020
	J Jill, Inc.	6,157	96,111
	JAKKS Pacific, Inc.	132,927	2,428,576
	Jerash Holdings U.S., Inc.	2,993	9,159
	Johnson Outdoors, Inc., Class A	49,527	2,248,031
	KB Home	383,229	22,050,997
#	Kohl's Corp.	1,345,352	23,503,299
#	Krispy Kreme, Inc.	791,606	2,493,559
#	Lakeland Industries, Inc.	113,934	1,073,258
#*	Lands' End, Inc.	127,548	2,265,252
*	Latham Group, Inc.	640,848	4,030,934
	La-Z-Boy, Inc.	623,348	22,696,101
	LCI Industries	288,082	42,258,749
	Lear Corp.	688,466	80,612,484
*	Legacy Housing Corp.	261,567	5,427,515
*	LGI Homes, Inc.	267,222	13,390,494
*	Life Time Group Holdings, Inc.	1,162,275	33,903,562
	Lifetime Brands, Inc.	303,285	955,348
	Lithia Motors, Inc.	320,767	103,748,878
*	Live Ventures, Inc.	3,329	66,780
	LKQ Corp.	2,240,015	73,584,493
#*	Lovesac Co.	142,407	1,896,861
*	M/I Homes, Inc.	362,972	48,529,356
	Macy's, Inc.	3,650,546	73,083,931
*	Malibu Boats, Inc., Class A	196,770	6,395,025
*	MarineMax, Inc.	277,494	7,500,663
	Marriott Vacations Worldwide Corp.	411,920	22,371,375
*	MasterCraft Boat Holdings, Inc.	190,719	4,106,180
	Matthews International Corp., Class A	371,816	9,775,043
	Meritage Homes Corp.	800,533	55,645,049
*	Mister Car Wash, Inc.	378,494	2,100,642
*	Mobileye Global, Inc., Class A	972,574	8,733,715
*	Mohawk Industries, Inc.	787,728	93,251,241
#	Monro, Inc.	360,685	6,752,023
*	Motorcar Parts of America, Inc.	218,235	2,712,661
	Movado Group, Inc.	229,055	5,222,454
	Newell Brands, Inc.	4,837,652	20,560,021
»	Nobility Homes, Inc.	984	29,126
#*	OneWater Marine, Inc., Class A	93,061	1,235,850
#	Oxford Industries, Inc.	86,846	3,200,275
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Patrick Industries, Inc.	147,131	$18,563,518
	Penske Automotive Group, Inc.	66,730	10,462,597
	Perdoceo Education Corp.	550,157	17,621,529
*	Petco Health & Wellness Co., Inc.	2,603,539	7,003,520
*	PetMed Express, Inc.	58,287	185,936
	Phinia, Inc.	491,254	34,962,547
#	Polaris, Inc.	164,635	10,510,298
#*	Portillo's, Inc., Class A	32,416	183,150
*	Pursuit Attractions & Hospitality, Inc.	47,639	1,654,502
	PVH Corp.	786,214	49,028,305
»	QEP Co., Inc.	4,152	171,685
	RCI Hospitality Holdings, Inc.	10,621	255,329
	Rocky Brands, Inc.	128,800	4,146,072
#*	Sally Beauty Holdings, Inc.	1,137,453	17,312,035
	Shoe Carnival, Inc.	362,419	6,907,706
#	Signet Jewelers Ltd.	402,812	37,167,463
	Smith & Wesson Brands, Inc.	534,854	5,840,606
	Sonic Automotive, Inc., Class A	139,437	8,360,643
*	Sportsman's Warehouse Holdings, Inc.	45,842	62,804
	Standard Motor Products, Inc.	292,401	11,675,572
*	Stoneridge, Inc.	272,053	1,790,109
	Strategic Education, Inc.	338,379	28,768,983
*	Strattec Security Corp.	55,083	4,358,167
*	Stride, Inc.	53,680	4,541,328
	Superior Group of Cos., Inc.	211,616	2,107,695
*	Target Hospitality Corp.	118,683	817,726
*	Taylor Morrison Home Corp.	1,424,488	86,822,544
#	Thor Industries, Inc.	771,039	86,256,133
#*	Tilly's, Inc., Class A	73,744	108,404
	Toll Brothers, Inc.	97,718	14,119,274
*	Tri Pointe Homes, Inc.	1,286,853	42,916,548
#*	Under Armour, Inc. (UA US), Class C	3,024,480	18,358,594
#*	Under Armour, Inc. (UAA US), Class A	1,484,761	9,160,975
*	Universal Electronics, Inc.	39,786	157,155
	Upbound Group, Inc.	202,067	3,819,066

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Urban Outfitters, Inc.	456,050	$32,311,142
*	Vera Bradley, Inc.	260,213	624,511
	Visteon Corp.	210,299	19,107,767
	Weyco Group, Inc.	126,912	4,012,957
#	Whirlpool Corp.	372,874	29,826,191
	Winnebago Industries, Inc.	332,015	15,242,809
*	Zumiez, Inc.	235,280	5,790,241
TOTAL CONSUMER DISCRETIONARY			2,488,300,343
CONSUMER STAPLES — (4.9%)
#	Alico, Inc.	16,014	661,538
	Andersons, Inc.	656,367	40,688,190
*	Bridgford Foods Corp.	13,817	104,457
	Calavo Growers, Inc.	37,665	958,198
	Cal-Maine Foods, Inc.	343,848	28,721,624
#	Campbell's Co.	273,935	7,664,701
#*	Central Garden & Pet Co. (CENT US)	129,874	4,393,637
*	Central Garden & Pet Co. (CENTA US), Class A	720,095	22,085,314
	Conagra Brands, Inc.	4,261,706	78,884,178
*	Coty, Inc., Class A	1,838,004	5,826,473
*	Darling Ingredients, Inc.	1,997,599	91,210,370
	Dole PLC	1,086,573	17,309,108
	Edgewell Personal Care Co.	659,570	12,835,232
	Flowers Foods, Inc.	942,742	10,775,541
	Fresh Del Monte Produce, Inc.	966,701	38,339,362
*	Grocery Outlet Holding Corp.	667,874	6,364,839
*	HF Foods Group, Inc.	29,817	56,951
	Hormel Foods Corp.	275,634	6,783,353
#*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	224,258	16,787,954
	Ingredion, Inc.	454,579	53,685,780
	J&J Snack Foods Corp.	40,615	3,858,425
	J.M. Smucker Co.	395,079	41,427,984
	John B Sanfilippo & Son, Inc.	4,576	370,198
	Limoneira Co.	9,104	131,098
#*	Medifast, Inc.	87,445	1,000,371
	MGP Ingredients, Inc.	178,919	4,456,872
*	Mission Produce, Inc.	469,196	6,315,378
	Molson Coors Beverage Co., Class B	1,622,551	77,947,350
*	Natural Alternatives International, Inc.	149,173	611,609
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Nature's Sunshine Products, Inc.	94,396	$2,380,667
	Nu Skin Enterprises, Inc., Class A	256,240	2,718,706
	Oil-Dri Corp. of America	35,002	2,119,371
*	Post Holdings, Inc.	786,320	80,448,399
	PriceSmart, Inc.	3,332	473,844
	Reynolds Consumer Products, Inc.	85,936	1,991,137
	Seaboard Corp.	12,281	62,415,481
*	Seneca Foods Corp. (SENEA US), Class A	104,704	12,494,328
*»	Seneca Foods Corp. (SENEB US), Class B	24,020	2,839,164
*	Simply Good Foods Co.	549,517	10,314,434
*	TreeHouse Foods, Inc.	582,921	14,363,173
*	United Natural Foods, Inc.	853,066	31,759,647
	Universal Corp.	530,139	30,000,566
*	USANA Health Sciences, Inc.	175,081	3,799,258
	Utz Brands, Inc.	48,556	511,780
	Village Super Market, Inc., Class A	173,677	6,193,322
#	Weis Markets, Inc.	589,177	41,919,944
*	Willamette Valley Vineyards, Inc.	4,137	11,542
TOTAL CONSUMER STAPLES			887,010,848
ENERGY — (11.3%)
#*	Amplify Energy Corp.	493,579	2,477,767
*	Antero Resources Corp.	1,450,163	52,742,428
#	APA Corp.	3,422,273	90,382,230
	Ardmore Shipping Corp.	539,795	6,974,151
#	Atlas Energy Solutions, Inc.	109,568	1,278,659
*	Bristow Group, Inc.	381,500	16,770,740
	California Resources Corp.	956,609	51,178,582
	Chord Energy Corp. (CHRD US)	307,449	30,818,688
*	Clean Energy Fuels Corp.	483,920	1,064,624
*	CNX Resources Corp.	2,027,368	78,661,878
#*	Comstock Resources, Inc.	2,117,596	51,563,463

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Core Laboratories, Inc.	13,600	$265,744
	Core Natural Resources, Inc.	272,368	25,978,460
#	Crescent Energy Co., Class A	3,191,998	31,185,820
	DHT Holdings, Inc.	2,602,135	37,288,595
*	DMC Global, Inc.	72,769	625,813
	Dorian LPG Ltd.	564,660	16,674,410
	Drilling Tools International Corp.	2,559	9,724
*	DT Midstream, Inc.	320,984	40,450,404
	Epsilon Energy Ltd.	112,833	563,037
	Evolution Petroleum Corp.	226,979	894,297
*	Expro Group Holdings NV	1,273,429	20,387,598
*	Forum Energy Technologies, Inc.	151,230	6,841,645
	FutureFuel Corp.	518,133	1,704,658
*	Geospace Technologies Corp.	13,720	212,111
*	Gran Tierra Energy, Inc. (GTE US)	64,037	347,721
#	Granite Ridge Resources, Inc.	644,156	3,233,663
*	Green Plains, Inc.	57,584	659,913
*	Gulfport Energy Corp.	50,363	10,282,614
*	Helix Energy Solutions Group, Inc.	1,946,101	15,452,042
	Helmerich & Payne, Inc.	1,212,665	41,085,090
	HF Sinclair Corp.	2,420,426	125,837,948
#*	Innovex International, Inc.	436,477	10,846,453
#	International Seaways, Inc.	691,161	41,227,754
	Kodiak Gas Services, Inc.	72,563	3,048,372
#*	Kosmos Energy Ltd.	764,973	1,208,657
	Liberty Energy, Inc.	1,930,976	47,598,558
	Magnolia Oil & Gas Corp., Class A	210,819	5,377,993
*	Mammoth Energy Services, Inc.	37,940	88,780
	Matador Resources Co.	1,523,976	68,944,674
	Mexco Energy Corp.	4,558	47,905
*	MIND Technology, Inc.	236	2,065
#	Murphy Oil Corp.	1,999,257	60,157,643
*	Nabors Industries Ltd.	41,005	2,740,774
	NACCO Industries, Inc., Class A	116,217	5,721,363
*	National Energy Services Reunited Corp.	144,515	2,844,055
		Shares	Value†
ENERGY — (Continued)
	Natural Gas Services Group, Inc.	181,784	$6,296,998
#	Noble Corp. PLC	1,648,573	58,722,170
#	Nordic American Tankers Ltd.	2,855,677	11,879,616
#	Northern Oil & Gas, Inc.	779,056	19,476,400
	NOV, Inc.	4,775,105	87,623,177
*	Oil States International, Inc.	784,749	6,646,824
	Ovintiv, Inc.	2,662,246	115,727,834
#*	Par Pacific Holdings, Inc.	128,638	4,854,798
#	Patterson-UTI Energy, Inc.	4,575,138	34,450,789
	PBF Energy, Inc., Class A	1,164,523	38,964,940
	Peabody Energy Corp.	1,634,688	57,639,099
	Permian Resources Corp.	7,301,837	117,778,631
*	PrimeEnergy Resources Corp.	9,820	1,797,944
*	ProFrac Holding Corp., Class A	16,065	83,699
*	ProPetro Holding Corp.	1,436,243	16,502,432
	Range Resources Corp.	1,595,666	60,395,958
	Ranger Energy Services, Inc., Class A	303,032	4,672,753
*	REX American Resources Corp.	265,011	8,960,022
#	Riley Exploration Permian, Inc.	87,699	2,459,957
#	RPC, Inc.	2,771,156	18,428,187
	SandRidge Energy, Inc.	162,881	2,581,664
	Scorpio Tankers, Inc.	699,262	44,487,048
*	SEACOR Marine Holdings, Inc.	285,667	1,908,256
*	Seadrill Ltd.	749,944	28,857,845
	Select Water Solutions, Inc.	1,390,802	16,814,796
#	SFL Corp. Ltd.	1,945,548	17,237,555
#	SM Energy Co.	2,335,819	45,478,396
	Smart Sand, Inc.	52,903	245,999
*	Talos Energy, Inc.	2,036,623	24,276,546
	Teekay Corp. Ltd.	1,257,670	12,865,964
	Teekay Tankers Ltd., Class A	418,372	26,993,361
*	Tidewater, Inc.	103,533	6,469,777
*	Transocean Ltd.	12,656,976	62,905,171
#	VAALCO Energy, Inc.	602,432	3,096,500
*	Valaris Ltd.	727,316	41,987,953
#	Vitesse Energy, Inc.	222,404	4,661,588

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	World Kinect Corp.	948,328	$25,519,506
TOTAL ENERGY			2,053,499,716
FINANCIALS — (27.4%)
	1st Source Corp.	242,932	16,356,612
*	Acacia Research Corp.	376,006	1,496,504
	ACNB Corp.	30,005	1,515,853
	Affinity Bancshares, Inc.	1,447	29,186
	Alerus Financial Corp.	177,014	4,358,085
	Ally Financial, Inc.	168,806	7,137,118
	Amalgamated Financial Corp.	144,523	5,613,273
	Amerant Bancorp, Inc.	255,944	5,553,985
	Ameris Bancorp	859,774	69,314,980
	AmeriServ Financial, Inc.	324,794	1,071,820
	Ames National Corp.	753	19,653
	Arrow Financial Corp.	38,529	1,302,665
	Associated Banc-Corp.	2,373,766	64,708,861
	Associated Capital Group, Inc., Class A	12,847	506,814
	Assured Guaranty Ltd.	966,107	81,974,179
	Atlantic American Corp.	196,322	532,033
	Atlantic Union Bankshares Corp.	1,843,353	71,595,831
	Axis Capital Holdings Ltd.	593,606	61,248,267
	Banc of California, Inc.	916,936	18,320,381
	Bank of Marin Bancorp	178,226	4,785,368
	Bank OZK	1,539,253	73,206,873
	BankUnited, Inc.	1,024,934	48,653,617
	Bankwell Financial Group, Inc.	38,220	1,841,822
	Banner Corp.	428,744	26,513,529
	Bar Harbor Bankshares	202,122	6,853,957
	BayCom Corp.	140,408	4,097,105
	BCB Bancorp, Inc.	207,399	1,636,378
#	Beacon Financial Corp.	1,150,556	32,618,263
*	Blue Foundry Bancorp	121,641	1,599,579
	Blue Ridge Bankshares, Inc.	56,626	240,661
	BOK Financial Corp.	331,861	43,122,018
	Bread Financial Holdings, Inc.	724,774	52,575,106
		Shares	Value†
FINANCIALS — (Continued)
*	Bridgewater Bancshares, Inc.	140,789	$2,704,557
*	Brighthouse Financial, Inc.	761,914	48,808,211
#	Burke & Herbert Financial Services Corp.	75,694	4,956,443
	Business First Bancshares, Inc.	179,783	5,064,487
*	BV Financial, Inc.	19,107	365,326
	Byline Bancorp, Inc.	499,438	15,947,055
	C&F Financial Corp.	42,674	3,213,352
	Cadence Bank	2,388,658	100,586,388
	California BanCorp	32,604	586,546
*»	California First Leasing Corp.	6,425	178,487
	Camden National Corp.	138,486	6,587,779
	Capital Bancorp, Inc.	1,169	35,912
	Capital City Bank Group, Inc.	79,529	3,321,131
	Capitol Federal Financial, Inc.	965,755	7,030,696
*	Carter Bankshares, Inc.	251,775	5,390,503
	Cathay General Bancorp	863,702	44,204,268
	CB Financial Services, Inc.	3,401	121,858
	Central Pacific Financial Corp.	148,258	4,828,763
	CF Bankshares, Inc.	773	22,502
	Chemung Financial Corp.	13,539	822,765
	ChoiceOne Financial Services, Inc.	8,499	243,836
	Citizens & Northern Corp.	8,347	189,978
	Citizens Community Bancorp, Inc.	57,995	1,052,029
	Citizens Financial Services, Inc.	3,459	218,782
	Civista Bancshares, Inc.	207,892	5,016,434
	CNB Financial Corp.	391,135	10,834,439
#	Colony Bankcorp, Inc.	132,716	2,582,653
	Columbia Banking System, Inc.	3,663,206	107,844,785
	Comerica, Inc.	1,334,854	118,361,504
	Community Trust Bancorp, Inc.	175,941	10,855,560
	Community West Bancshares	112,701	2,701,443
	ConnectOne Bancorp, Inc.	675,211	17,974,117
*	Consumer Portfolio Services, Inc.	351,818	3,036,189

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Customers Bancorp, Inc.	354,708	$28,029,026
	CVB Financial Corp.	1,372,638	27,054,695
	Dime Community Bancshares, Inc.	519,091	17,659,476
	Donegal Group, Inc. (DGICA US), Class A	345,450	6,449,551
	Donegal Group, Inc. (DGICB US), Class B	54,141	897,658
	Eagle Bancorp Montana, Inc.	13,675	296,884
	Eagle Bancorp, Inc.	300,998	8,054,706
	Eastern Bankshares, Inc.	2,729,271	55,909,116
*	eHealth, Inc.	121,346	343,409
	Employers Holdings, Inc.	447,157	19,504,988
	Enact Holdings, Inc.	710,891	28,272,135
*	Encore Capital Group, Inc.	191,401	10,565,335
	Enterprise Financial Services Corp.	443,263	25,421,133
	Equity Bancshares, Inc., Class A	26,813	1,236,616
	Essent Group Ltd.	1,100,478	69,242,076
#*	EZCORP, Inc., Class A	767,527	16,463,454
#	F&G Annuities & Life, Inc.	99,529	2,935,110
	Farmers & Merchants Bancorp, Inc.	14,616	392,147
	Farmers National Banc Corp.	43,342	562,579
*	FB Bancorp, Inc.	2,427	31,454
	Fidelis Insurance Holdings Ltd.	498,950	9,500,008
	Financial Institutions, Inc.	181,866	5,990,666
	Finward Bancorp	280	10,261
*	Finwise Bancorp	7,726	135,282
	First American Financial Corp.	597,495	37,749,734
	First Bancorp, Inc.	1,942	53,114
	First Bancorp/Southern Pines NC	168,188	9,743,131
	First Bank	175,840	2,933,011
#	First Busey Corp.	1,127,381	27,789,942
	First Business Financial Services, Inc.	106,411	6,099,479
	First Commonwealth Financial Corp.	1,248,425	22,509,103
	First Community Bankshares, Inc.	43,079	1,551,706
		Shares	Value†
FINANCIALS — (Continued)
	First Community Corp.	10,758	$315,425
	First Financial Bancorp	1,468,722	42,211,070
	First Financial Corp.	152,556	9,940,549
*	First Foundation, Inc.	43,909	275,749
#	First Hawaiian, Inc.	1,225,306	32,531,874
	First Horizon Corp.	368,794	9,031,765
	First Internet Bancorp	78,047	1,700,644
#	First Interstate BancSystem, Inc., Class A	1,166,507	41,376,003
#	First Merchants Corp.	705,840	28,064,198
	First Mid Bancshares, Inc.	159,861	6,730,148
	First Northwest Bancorp	19,136	199,588
	First United Corp.	83,677	3,207,339
*	First Western Financial, Inc.	26,812	674,322
#*	Firstsun Capital Bancorp	26,127	1,031,494
	Flushing Financial Corp.	320,750	5,064,643
	FNB Corp.	5,192,588	91,129,919
	Franklin Financial Services Corp.	6,332	322,995
	Franklin Resources, Inc.	906,189	24,122,751
	FS Bancorp, Inc.	61,621	2,586,850
	Fulton Financial Corp.	2,432,774	50,236,783
	FVCBankcorp, Inc.	10,941	165,647
*	Genworth Financial, Inc.	6,087,423	50,769,108
	Great Southern Bancorp, Inc.	79,484	4,878,728
*	Green Dot Corp., Class A	663,863	8,085,851
*	Greenlight Capital Re Ltd., Class A	446,736	6,196,228
*	Hamilton Insurance Group Ltd., Class B	81,085	2,250,109
	Hancock Whitney Corp.	1,048,481	72,135,493
	Hanmi Financial Corp.	378,195	10,048,641
	Hanover Bancorp, Inc.	4,101	94,733
	Hawthorn Bancshares, Inc.	34,895	1,235,632
	HBT Financial, Inc.	11,540	311,349
	Heritage Commerce Corp.	742,572	9,452,942
	Heritage Financial Corp.	423,158	10,921,708
	Hilltop Holdings, Inc.	751,828	28,155,959

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	95,916	$5,725,226
	Home BancShares, Inc.	317,767	9,183,466
	HomeTrust Bancshares, Inc.	196,535	8,474,589
	Hope Bancorp, Inc.	1,610,293	19,291,310
	Horace Mann Educators Corp.	266,207	11,928,736
	Horizon Bancorp, Inc.	409,553	7,216,324
	Independent Bank Corp. (IBCP US)	47,380	1,665,407
	Independent Bank Corp. (INDB US)	591,760	47,802,373
	International Bancshares Corp.	297,927	20,747,636
	Invesco Ltd.	4,994,061	136,287,925
	Investar Holding Corp.	78,704	2,239,129
	Jackson Financial, Inc., Class A	963,087	114,530,306
	James River Group Holdings, Inc.	18,679	125,336
	Janus Henderson Group PLC	971,660	46,765,996
	Kearny Financial Corp.	591,634	4,608,829
	Kemper Corp.	210,250	8,285,952
	Landmark Bancorp, Inc.	57,945	1,563,936
	LCNB Corp.	115,897	1,982,998
*	LendingClub Corp.	718,176	12,144,356
	Lincoln National Corp.	1,035,308	43,079,166
	Live Oak Bancshares, Inc.	30,126	1,203,835
	Magyar Bancorp, Inc.	45,405	800,036
	MainStreet Bancshares, Inc.	33,410	715,308
#	Mechanics Bancorp, Class A	90,958	1,363,460
	Mercantile Bank Corp.	233,920	12,159,162
#	Merchants Bancorp	140,998	5,845,777
	Meridian Corp.	74,487	1,410,039
	Metropolitan Bank Holding Corp.	43,548	4,032,545
	MGIC Investment Corp.	3,421,383	92,103,630
#	Mid Penn Bancorp, Inc.	95,248	3,142,232
	Middlefield Banc Corp.	9,487	318,194
	Midland States Bancorp, Inc.	252,226	5,763,364
	MidWestOne Financial Group, Inc.	15,649	724,862
	MVB Financial Corp.	63,779	1,801,119
		Shares	Value†
FINANCIALS — (Continued)
	National Bank Holdings Corp., Class A	285,421	$11,468,216
	Navient Corp.	1,916,175	18,797,677
	NB Bancorp, Inc.	29,770	646,604
	NBT Bancorp, Inc.	48,880	2,171,738
	Nelnet, Inc., Class A	539,608	71,174,295
	Nicolet Bankshares, Inc.	35,894	5,239,806
*	NMI Holdings, Inc.	564,386	21,853,026
	Northeast Bank	604	69,599
	Northeast Community Bancorp, Inc.	98,424	2,322,806
	Northfield Bancorp, Inc.	573,457	7,064,990
	Northrim BanCorp, Inc.	102,174	2,407,219
	Northwest Bancshares, Inc.	1,813,464	23,357,416
	Oak Valley Bancorp	976	31,183
	OceanFirst Financial Corp.	707,340	13,262,625
*	Octave Specialty Group, Inc.	285,019	1,616,058
	OFG Bancorp	237,609	9,575,643
*	Old Market Capital Corp.	135,834	483,909
	Old National Bancorp	4,233,486	103,424,063
	Old Second Bancorp, Inc.	275,323	5,462,408
*	Onity Group, Inc.	96,338	4,356,404
	OP Bancorp	148,940	2,082,181
*	Oportun Financial Corp.	41,176	223,174
	Oppenheimer Holdings, Inc., Class A	122,758	10,315,355
*	OptimumBank Holdings, Inc.	1,253	5,902
	Origin Bancorp, Inc.	258,471	11,070,313
	Orrstown Financial Services, Inc.	152,480	5,492,330
	Parke Bancorp, Inc.	125,232	3,420,086
#*	Paysafe Ltd.	340,238	2,334,033
	PCB Bancorp	142,502	3,197,745
	Peapack-Gladstone Financial Corp.	232,356	7,370,332
	PennyMac Financial Services, Inc.	153,828	15,370,494
	Peoples Bancorp of North Carolina, Inc.	7,096	259,926
	Peoples Bancorp, Inc.	528,465	17,185,682
	Peoples Financial Services Corp.	57,069	2,973,295
	Pinnacle Financial Partners, Inc.	710,840	67,593,776
*	Pioneer Bancorp, Inc.	1,132	16,018

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Ponce Financial Group, Inc.	115,639	$1,940,422
	Popular, Inc.	643,331	85,903,988
*	PRA Group, Inc.	450,525	5,762,215
	Primis Financial Corp.	316,398	4,265,045
	Princeton Bancorp, Inc.	41,384	1,499,342
*	ProAssurance Corp.	664,413	16,092,083
	Prosperity Bancshares, Inc.	1,108,962	76,529,468
	Provident Financial Holdings, Inc.	169,394	2,737,407
	Provident Financial Services, Inc.	1,950,555	43,185,288
	QCR Holdings, Inc.	123,667	11,162,183
	Radian Group, Inc.	1,304,227	42,909,068
	RBB Bancorp	136,848	2,838,228
	Red River Bancshares, Inc.	1,255	104,240
	Regional Management Corp.	161,458	5,982,019
	RenaissanceRe Holdings Ltd.	3,227	909,046
	Renasant Corp.	1,131,327	42,662,341
#*	Repay Holdings Corp.	820,472	2,863,447
	Republic Bancorp, Inc., Class A	155,724	11,307,120
	Richmond Mutual BanCorp, Inc.	7,283	102,180
	Riverview Bancorp, Inc.	280,795	1,451,710
	S&T Bancorp, Inc.	502,350	21,420,204
	Safety Insurance Group, Inc.	3,375	265,613
	SB Financial Group, Inc.	67,509	1,541,230
	Seacoast Banking Corp. of Florida	215,607	7,209,898
*	Security National Financial Corp., Class A	173,617	1,531,302
*	Selectquote, Inc.	1,379	1,958
	Shore Bancshares, Inc.	315,497	5,984,978
	Sierra Bancorp	283,518	10,039,372
	Simmons First National Corp., Class A	1,757,048	35,720,786
*	SiriusPoint Ltd.	1,318,744	26,915,565
#	SmartFinancial, Inc.	201,467	8,042,563
	South Plains Financial, Inc.	43,916	1,829,541
*	Southern First Bancshares, Inc.	46,781	2,570,148
	Southern Missouri Bancorp, Inc.	30,720	1,922,150
		Shares	Value†
FINANCIALS — (Continued)
	Southside Bancshares, Inc.	124,934	$4,021,625
	Southstate Bank Corp.	996,958	102,018,712
	SR Bancorp, Inc.	9,377	156,033
	Stellar Bancorp, Inc.	455,955	16,934,169
*††	Sterling Bancorp, Inc.	224,071	0
	Stewart Information Services Corp.	226,499	15,272,828
*	Summit State Bank	10,197	139,495
	SWK Holdings Corp.	5,520	96,600
*	Texas Capital Bancshares, Inc.	619,014	62,625,646
*	Third Coast Bancshares, Inc.	121,296	4,919,766
	Timberland Bancorp, Inc.	124,505	4,848,225
	Tiptree, Inc.	229,892	4,110,469
	Tompkins Financial Corp.	33,390	2,675,207
	Towne Bank	929,769	32,541,915
	TriCo Bancshares	223,422	11,130,884
	TrustCo Bank Corp.	250,229	10,859,939
	Trustmark Corp.	784,053	33,337,934
	UMB Financial Corp.	346,995	44,116,944
*††	Unico American Corp.	99,017	1,287
	United Bancshares, Inc.	6,413	258,187
	United Bankshares, Inc.	1,812,146	76,708,140
	United Community Banks, Inc.	1,327,762	45,714,846
	United Fire Group, Inc.	303,680	10,914,259
	United Security Bancshares	258,563	2,776,967
	Unity Bancorp, Inc.	49,468	2,669,293
	Univest Financial Corp.	415,476	13,768,875
	Valley National Bancorp	6,756,546	84,186,563
*	Velocity Financial, Inc.	34,471	699,417
	Virtus Investment Partners, Inc.	2,654	433,266
	WaFd, Inc.	1,096,927	35,781,759
	Walker & Dunlop, Inc.	8,327	523,685
	Washington Trust Bancorp, Inc.	154,825	5,321,335
	Waterstone Financial, Inc.	270,141	4,940,879
	Webster Financial Corp.	1,833,045	120,559,370
	WesBanco, Inc.	1,292,942	45,627,923
	Westamerica BanCorp	1,435	72,582

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Western Alliance Bancorp	667,916	$59,544,711
	Western New England Bancorp, Inc.	346,403	4,652,192
	Westwood Holdings Group, Inc.	5,487	100,467
	White Mountains Insurance Group Ltd.	33,215	67,922,350
	Wintrust Financial Corp.	472,568	69,699,054
	WSFS Financial Corp.	711,916	46,082,323
	WVS Financial Corp.	1,740	23,473
	Zions Bancorp NA	1,619,799	97,042,158
TOTAL FINANCIALS			4,964,695,162
HEALTH CARE — (6.5%)
#*	Acadia Healthcare Co., Inc.	509,451	6,847,021
*	Accendra Health, Inc.	749,950	1,657,390
	Acme United Corp.	27,459	1,147,512
*	AdaptHealth Corp.	1,331,918	13,385,776
*	Addus HomeCare Corp.	12,745	1,318,853
*	American Shared Hospital Services	118,315	250,828
*	Amphastar Pharmaceuticals, Inc.	333,362	8,830,759
*	Anika Therapeutics, Inc.	20,542	189,603
*	Astrana Health, Inc.	70,403	1,600,964
*	Avanos Medical, Inc.	555,235	7,395,730
#*	Avantor, Inc.	4,218,707	46,068,280
*	Azenta, Inc.	727,004	28,265,916
#	Baxter International, Inc.	1,114,136	22,360,710
*	BioMarin Pharmaceutical, Inc.	367,944	20,803,554
#*	Bio-Rad Laboratories, Inc., Class A	290,646	85,362,730
*	Black Diamond Therapeutics, Inc.	161,780	402,832
*	CareCloud, Inc.	22,179	60,105
*	CareDx, Inc.	124,372	2,555,845
*	Castle Biosciences, Inc.	41,864	1,649,023
*	Certara, Inc.	1,641,673	14,430,306
*	Charles River Laboratories International, Inc.	135,936	28,611,809
	CONMED Corp.	306,520	11,767,303
*	Cross Country Healthcare, Inc.	213,370	1,988,608
*	DocGo, Inc.	6,704	5,139
		Shares	Value†
HEALTH CARE — (Continued)
#*	Elanco Animal Health, Inc.	6,565,758	$158,103,453
*	Emergent BioSolutions, Inc.	331,322	3,757,191
*	Enhabit, Inc.	181,092	1,925,008
*	Enovis Corp.	626,264	13,802,859
*	Entrada Therapeutics, Inc.	52,553	601,206
*	Envista Holdings Corp.	2,235,061	52,456,882
*	Evolent Health, Inc., Class A	451,633	1,449,742
*	FONAR Corp.	82,069	1,529,766
*	Fulgent Genetics, Inc.	21,203	555,519
*	GoodRx Holdings, Inc., Class A	354,642	805,037
*	Harmony Biosciences Holdings, Inc.	65,161	2,379,680
	HealthStream, Inc.	33,680	750,727
*	ICON PLC	1,287	231,982
*	ICU Medical, Inc.	132,166	19,811,683
*	Innoviva, Inc.	974,640	19,492,800
*	Integer Holdings Corp.	183,579	15,945,672
*	Integra LifeSciences Holdings Corp.	475,763	5,300,000
*	Jazz Pharmaceuticals PLC	524,296	86,241,449
*	Keros Therapeutics, Inc.	21,062	377,220
*	Kewaunee Scientific Corp.	43,086	1,703,620
*	LENSAR, Inc.	1,627	20,712
*	LifeStance Health Group, Inc.	1,446,748	10,228,508
*	LivaNova PLC	7,970	523,709
*	Molina Healthcare, Inc.	157,026	28,200,299
	National HealthCare Corp.	203,655	29,145,067
#*	Neogen Corp.	1,784,002	18,232,500
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc. (2200963D US)	2,029	0
*»	OmniAb, Inc. (2200964D US)	2,029	0
*	Omnicell, Inc.	590,013	28,615,630
*	OptimizeRx Corp.	8,719	93,816
*	OraSure Technologies, Inc.	696,547	1,943,366
*	Organogenesis Holdings, Inc.	6,365	25,460
*	OrthoPediatrics Corp.	41,730	728,606
*	Pacira BioSciences, Inc.	539,375	11,078,763
*††	PDL BioPharma, Inc.	1,226,353	515,068

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Pediatrix Medical Group, Inc.	421,983	$9,021,997
#	Perrigo Co. PLC	1,726,576	24,534,645
*	Prestige Consumer Healthcare, Inc.	498,769	32,155,637
*	Puma Biotechnology, Inc.	142,253	921,799
#*	QuidelOrtho Corp.	721,353	19,599,161
#*	Quipt Home Medical Corp.	121,045	432,131
#	Revvity, Inc.	432,411	47,046,317
	Select Medical Holdings Corp.	746,027	11,227,706
*	Sensus Healthcare, Inc.	72,974	374,357
	SIGA Technologies, Inc.	8,824	59,121
*	Supernus Pharmaceuticals, Inc.	311,960	15,023,994
*	Surgery Partners, Inc.	1,480,406	21,998,833
*	Tactile Systems Technology, Inc.	194,030	5,599,706
#*	Teladoc Health, Inc.	2,141,012	11,668,515
	Teleflex, Inc.	228,566	23,855,433
*	TruBridge, Inc.	45,653	883,386
	Universal Health Services, Inc., Class B	77,063	15,509,699
	Utah Medical Products, Inc.	31,561	1,927,115
*	Vanda Pharmaceuticals, Inc.	333,667	2,515,849
*	Varex Imaging Corp.	383,663	5,348,262
	Viatris, Inc.	7,498,496	98,155,313
*	Voyager Therapeutics, Inc.	98,025	382,298
TOTAL HEALTH CARE			1,171,770,870
INDUSTRIALS — (16.0%)
*	AAR Corp.	194,083	20,555,331
	ABM Industries, Inc.	927,823	42,716,971
	ACCO Brands Corp.	618,371	2,417,831
	Aebi Schmidt Holding AG	167,521	2,452,507
*	AerSale Corp.	300,239	2,248,790
	AGCO Corp.	730,584	82,855,531
*	Air Industries Group	7,084	23,448
	Alamo Group, Inc.	15,448	3,017,149
*	Alaska Air Group, Inc.	1,508,671	76,685,747
	Albany International Corp., Class A	4,700	260,803
	Alight, Inc., Class A	6,328,448	9,682,525
*	Allegiant Travel Co.	118,732	10,523,217
	Allient, Inc.	66,114	4,033,615
		Shares	Value†
INDUSTRIALS — (Continued)
*	Amentum Holdings, Inc.	177,123	$6,337,461
*	Ameresco, Inc., Class A	223,044	6,990,199
*	American Woodmark Corp.	244,862	14,542,354
	Apogee Enterprises, Inc.	89,093	3,308,023
	ArcBest Corp.	320,247	28,892,684
	Arcosa, Inc.	603,393	69,070,397
	Astec Industries, Inc.	317,544	15,470,744
*	Asure Software, Inc.	174,913	1,682,663
	Atkore, Inc.	167,178	11,610,512
*	Avalon Holdings Corp., Class A	10,149	27,605
	AZZ, Inc.	81,819	10,169,284
	BGSF, Inc.	7,574	43,399
*	BlueLinx Holdings, Inc.	116,887	8,130,660
	Boise Cascade Co.	406,705	32,865,831
*	Bowman Consulting Group Ltd.	39,374	1,371,396
*	BrightView Holdings, Inc.	1,192,311	15,929,275
*	Broadwind, Inc.	53,237	159,711
*	Cadeler AS (CDLR US), ADR	13,471	321,957
	Chicago Rivet & Machine Co.	27,374	359,968
	Civeo Corp.	133,146	3,371,257
#*	Clarivate PLC	4,097,830	10,859,249
	CNH Industrial NV	47,910	515,512
	Columbus McKinnon Corp.	332,607	7,011,356
	CompX International, Inc.	65,184	1,518,787
#	Concentrix Corp.	555,939	20,764,322
*	Concrete Pumping Holdings, Inc.	473,792	2,738,518
*	Conduent, Inc.	1,607,090	2,233,855
	Copa Holdings SA, Class A	251,681	34,329,288
*	Costamare Bulkers Holdings Ltd.	352,505	5,826,908
#	Costamare, Inc.	1,765,828	29,630,594
	Covenant Logistics Group, Inc.	282,734	6,955,256
*	Custom Truck One Source, Inc.	962,564	6,083,404
	Deluxe Corp.	588,221	15,529,034
*	Distribution Solutions Group, Inc.	11,315	321,233
*	DLH Holdings Corp.	20,847	119,036
*	DNOW, Inc.	1,946,761	29,571,300
	Douglas Dynamics, Inc.	1,957	73,740
*	Ducommun, Inc.	53,742	6,091,656
	Eastern Co.	93,243	1,743,644

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EnerSys	131,836	$23,755,529
	Ennis, Inc.	545,428	10,630,392
	Enpro, Inc.	74,138	17,702,672
#*	Enviri Corp.	409,663	7,750,824
	Espey Mfg. & Electronics Corp.	1,996	105,529
#*	First Advantage Corp.	298,581	4,030,843
*	Fluor Corp.	1,109,228	51,235,241
*	Forrester Research, Inc.	52,340	424,477
*	Gates Industrial Corp. PLC	3,422,148	78,777,847
	GATX Corp.	191,038	34,751,723
#	Genco Shipping & Trading Ltd.	644,187	13,463,508
*	Gencor Industries, Inc.	171,278	2,456,127
*	Gibraltar Industries, Inc.	303,211	15,542,596
*	Great Lakes Dredge & Dock Corp.	908,924	13,615,682
	Greenbrier Cos., Inc.	430,789	21,720,381
*	GXO Logistics, Inc.	1,035,128	58,577,894
*	Hayward Holdings, Inc.	44,047	710,919
	Heartland Express, Inc.	925,817	9,341,494
	Helios Technologies, Inc.	211,928	13,728,696
	Hillenbrand, Inc.	450,902	14,388,283
*	Hillman Solutions Corp.	1,865,639	17,481,037
	HNI Corp.	311,608	14,891,746
	Hub Group, Inc., Class A	952,985	45,343,026
*	Hudson Technologies, Inc.	458,330	3,286,226
	Huntington Ingalls Industries, Inc.	187,375	78,793,061
*	Hurco Cos., Inc.	108,611	1,796,426
	Hyster-Yale, Inc.	67,997	2,274,500
	ICF International, Inc.	136,628	12,740,561
	Insteel Industries, Inc.	185,867	6,159,632
	Interface, Inc.	276,079	8,688,206
*	Janus International Group, Inc.	509,895	3,497,880
*	JELD-WEN Holding, Inc.	531,773	1,446,423
#*	JetBlue Airways Corp.	4,463,344	21,736,485
	Kelly Services, Inc., Class A	575,687	6,211,663
#	Kennametal, Inc.	1,107,524	38,087,750
*	Kirby Corp.	703,054	82,721,334
	Knight-Swift Transportation Holdings, Inc.	2,068,666	113,983,497
	Korn Ferry	550,749	38,260,533
		Shares	Value†
INDUSTRIALS — (Continued)
*	L.B. Foster Co., Class A	160,670	$4,828,133
	LSI Industries, Inc.	89,288	1,974,158
	Luxfer Holdings PLC	148,704	2,251,379
#*	Manitowoc Co., Inc.	473,896	6,122,736
#	ManpowerGroup, Inc.	540,869	19,649,771
	Marten Transport Ltd.	1,202,018	14,784,821
#*	Masterbrand, Inc.	1,518,815	18,408,038
#	Matson, Inc.	446,440	71,564,332
	Maximus, Inc.	7,269	686,484
*	Mayville Engineering Co., Inc.	156,766	3,072,614
	McGrath RentCorp	7,876	879,670
*	Middleby Corp.	161,840	23,817,993
	Miller Industries, Inc.	151,940	6,224,982
	MillerKnoll, Inc.	839,125	16,849,630
*	Mistras Group, Inc.	389,044	5,501,082
*	Montrose Environmental Group, Inc.	25,896	576,963
	National Presto Industries, Inc.	38,706	4,931,144
	NL Industries, Inc.	787,540	4,788,243
*	NPK International, Inc.	453,925	6,268,704
*	NWPX Infrastructure, Inc.	166,719	11,245,197
*	OPENLANE, Inc.	1,257,166	37,765,267
*	Orion Group Holdings, Inc.	212,345	2,594,856
	Oshkosh Corp.	690,046	99,242,416
	Owens Corning	221,225	26,511,604
*	PAMT Corp.	338,930	3,677,391
	Pangaea Logistics Solutions Ltd.	741,195	6,285,334
	Park-Ohio Holdings Corp.	180,081	4,062,627
*	Perma-Pipe International Holdings, Inc.	74,808	2,160,455
	Preformed Line Products Co.	33,645	8,442,876
*	Proto Labs, Inc.	265,964	14,003,005
	Quanex Building Products Corp.	494,855	9,263,686
*	Radiant Logistics, Inc.	623,188	4,194,055
	Regal Rexnord Corp.	447,076	72,202,774
*	Resideo Technologies, Inc.	1,275,807	43,709,148
#	Resources Connection, Inc.	341,313	1,546,148
	Rush Enterprises, Inc. (RUSHA US), Class A	711,993	45,702,831
	Rush Enterprises, Inc. (RUSHB US), Class B	536,391	31,652,433

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	RXO, Inc.	11,316	$164,987
	Ryder System, Inc.	190,749	36,486,469
	Schneider National, Inc., Class B	1,205,180	32,347,031
	Sensata Technologies Holding PLC	1,893,533	65,497,306
*	SIFCO Industries, Inc.	49,091	302,401
*	SkyWest, Inc.	572,572	55,264,649
#	Stanley Black & Decker, Inc.	1,081,208	85,047,821
*	Sun Country Airlines Holdings, Inc.	639,999	11,225,582
*	Sunrun, Inc.	1,317,323	25,029,137
*	Taylor Devices, Inc.	2,461	179,013
	Tennant Co.	10,634	809,141
#	Terex Corp.	474,160	27,027,120
*	Thermon Group Holdings, Inc.	210,734	9,535,713
#*	TIC Solutions, Inc.	317,107	3,202,781
	Timken Co.	512,542	47,763,789
*	Titan International, Inc.	725,050	6,916,977
*	Titan Machinery, Inc.	370,910	6,034,706
*	Transcat, Inc.	10,353	624,389
	Trinity Industries, Inc.	950,542	27,318,577
*	TrueBlue, Inc.	87,165	467,204
*	TTEC Holdings, Inc.	79,807	254,584
	Twin Disc, Inc.	106,033	1,822,707
	UFP Industries, Inc.	169,107	17,465,371
*	U-Haul Holding Co. (UHAL US)	56,438	3,191,569
	U-Haul Holding Co. (UHAL/B US)	239,485	12,287,975
*	Ultralife Corp.	205,324	1,309,967
	UniFirst Corp.	138,314	29,737,510
	Universal Logistics Holdings, Inc.	71,766	1,148,974
*	V2X, Inc.	235,317	16,196,869
#	Vestis Corp.	802,593	5,240,932
	Virco Mfg. Corp.	86,571	605,131
*	VirTra, Inc.	81,983	384,500
	Wabash National Corp.	14,246	144,312
	Werner Enterprises, Inc.	819,518	28,068,491
	WESCO International, Inc.	354,676	102,653,875
	Willis Lease Finance Corp.	194,952	35,535,851
TOTAL INDUSTRIALS			2,894,892,571
INFORMATION TECHNOLOGY — (5.7%)
*	8x8, Inc.	14,027	23,285
#*	Alithya Group, Inc., Class A	96,304	125,195
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alpha & Omega Semiconductor Ltd.	416,897	$9,213,424
	Amkor Technology, Inc.	1,889,559	91,322,386
*	Amtech Systems, Inc.	162,266	2,727,691
*	Arrow Electronics, Inc.	688,912	91,273,951
*	ASGN, Inc.	318,589	16,595,301
*	AstroNova, Inc.	161,978	1,472,380
*	Aviat Networks, Inc.	48,327	1,054,012
	Avnet, Inc.	1,686,327	105,209,941
*	Aware, Inc.	332,328	601,514
*	Axcelis Technologies, Inc.	18,180	1,601,113
	Benchmark Electronics, Inc.	653,408	34,068,693
#*	Bill Holdings, Inc.	840,085	36,266,469
#*	Cleanspark, Inc.	2,762,849	32,712,132
*	Clearfield, Inc.	13,572	404,038
#*	Cohu, Inc.	258,364	7,373,709
*	Comtech Telecommunications Corp.	89,148	495,663
*	Corsair Gaming, Inc.	323,310	1,648,881
	CSP, Inc.	110,269	1,259,272
*	Diebold Nixdorf, Inc.	151,926	10,484,413
*	Digi International, Inc.	200,824	8,649,490
*	Diodes, Inc.	526,905	31,187,507
*	DXC Technology Co.	2,091,345	30,178,108
*	Eastman Kodak Co.	368,315	2,696,066
*	EPAM Systems, Inc.	1,833	382,364
	ePlus, Inc.	169,401	14,536,300
#*	Globant SA	21,489	1,437,184
*	Grid Dynamics Holdings, Inc.	67,339	556,894
*	I3 Verticals, Inc., Class A	10,032	222,811
*	Ichor Holdings Ltd.	231,142	7,012,848
*	Insight Enterprises, Inc.	44,431	3,733,093
*	IPG Photonics Corp.	381,432	35,248,131
*	Key Tronic Corp.	214,941	608,283
*	Kimball Electronics, Inc.	427,651	12,919,337
*	Knowles Corp.	1,041,442	25,244,554
*	KVH Industries, Inc.	63,177	422,022
	Littelfuse, Inc.	15,227	4,929,893
*	LiveRamp Holdings, Inc.	54,585	1,329,145
	Methode Electronics, Inc.	184,685	1,475,633
*	Mitek Systems, Inc.	24,059	241,071
*	N-able, Inc.	214,685	1,303,138
*	NCR Voyix Corp.	516,762	5,126,279
*	NETGEAR, Inc.	227,478	4,756,565
*	NetScout Systems, Inc.	965,443	26,848,970
	OneSpan, Inc.	60,043	707,307

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Optical Cable Corp.	55,859	$275,385
	PC Connection, Inc.	328,821	19,337,963
#*	Penguin Solutions, Inc.	185,714	3,567,566
*	Photronics, Inc.	873,082	30,182,445
*	Plexus Corp.	131,861	26,283,853
#*	Powerfleet, Inc. NJ	473,327	2,418,701
*	Ribbon Communications, Inc.	978,003	2,562,368
#	Richardson Electronics Ltd.	241,374	2,918,212
*	Rogers Corp.	184,990	17,988,428
*	Sanmina Corp.	452,977	64,177,781
*	ScanSource, Inc.	369,244	15,873,800
#*††	Silicon Graphics, Inc.	289,563	0
#	Skyworks Solutions, Inc.	774,808	43,203,294
	TD SYNNEX Corp.	280,120	44,446,640
*	TransAct Technologies, Inc.	107,406	395,254
*	Trio-Tech International	114,598	645,187
*	TTM Technologies, Inc.	15,265	1,499,023
*	Turtle Beach Corp.	15,436	184,615
*	Ultra Clean Holdings, Inc.	130,836	5,714,916
*	Veeco Instruments, Inc.	100,543	3,139,958
#*	Viasat, Inc.	882,293	39,853,175
	Vishay Intertechnology, Inc.	1,741,053	35,082,218
*	Vishay Precision Group, Inc.	170,131	8,520,160
#	Xerox Holdings Corp.	1,560,133	3,416,691
*	Xperi, Inc.	47,278	267,593
TOTAL INFORMATION TECHNOLOGY			1,039,641,682
MATERIALS — (6.3%)
#	AdvanSix, Inc.	267,583	4,238,515
	Alcoa Corp.	2,210,360	125,570,552
#*	Alpha Metallurgical Resources, Inc.	139,746	29,318,711
*	American Vanguard Corp.	271,607	1,379,764
*	Arq, Inc.	163,227	581,088
*	Ascent Industries Co.	50,488	818,410
	Ashland, Inc.	409,207	25,027,100
*	Aspen Aerogels, Inc.	312,075	1,051,693
	Avient Corp.	1,053,449	38,082,181
	Cabot Corp.	8,374	604,519
	Caledonia Mining Corp. PLC	58,909	1,616,463
	Celanese Corp.	181,140	8,049,862
		Shares	Value†
MATERIALS — (Continued)
*	Clearwater Paper Corp.	225,323	$3,789,933
*	Cleveland-Cliffs, Inc.	5,939,991	81,734,276
	Commercial Metals Co.	1,582,984	121,683,980
*	Core Molding Technologies, Inc.	125,809	2,455,792
	Eastman Chemical Co.	1,021,512	70,811,212
*	Ecovyst, Inc.	1,514,903	16,073,121
	Element Solutions, Inc.	1,185,933	34,510,650
	Ferroglobe PLC	273,106	1,297,253
	Fortitude Gold Corp.	40,459	222,929
	Friedman Industries, Inc.	164,384	3,226,858
#	Graphic Packaging Holding Co.	1,429,253	20,938,556
	Greif, Inc. (GEF US), Class A	541,389	38,232,891
	Greif, Inc. (GEF/B US), Class B	29,116	2,421,869
	HB Fuller Co.	371,309	22,315,671
#	Huntsman Corp.	2,084,595	22,555,318
	Innospec, Inc.	104,886	8,571,284
*	Intrepid Potash, Inc.	170,730	5,606,773
	Kaiser Aluminum Corp.	95,032	11,652,824
	Koppers Holdings, Inc.	268,544	7,911,306
#	Kronos Worldwide, Inc.	630,183	3,308,461
*	LSB Industries, Inc.	287,588	2,671,692
	Materion Corp.	102,282	14,143,555
	Mativ Holdings, Inc.	203,082	2,447,138
	Mercer International, Inc.	451,858	917,272
*	Metallus, Inc.	637,342	12,714,973
	Minerals Technologies, Inc.	454,463	29,885,487
	Mosaic Co.	2,750,353	75,634,707
	Myers Industries, Inc.	200,274	4,139,664
	Nexa Resources SA	175,935	2,218,540
	Northern Technologies International Corp.	1,810	16,399
#*	O-I Glass, Inc.	1,778,472	27,175,052
	Olin Corp.	819,519	17,054,190
	Olympic Steel, Inc.	178,506	8,584,354
	Orion SA	426,328	2,634,707
*	Perimeter Solutions, Inc.	729,202	19,068,632
	Quaker Chemical Corp.	123,772	19,028,707
*	Ranpak Holdings Corp.	932,625	4,700,430
*	Rayonier Advanced Materials, Inc.	896,342	6,955,614

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
††	Resolute Forest Products, Inc.	1,372,760	$365,566
	Ryerson Holding Corp.	392,630	11,080,019
	Silgan Holdings, Inc.	458,765	19,795,710
	Sonoco Products Co.	692,037	33,217,776
	Stepan Co.	215,917	12,438,978
	SunCoke Energy, Inc.	1,231,652	9,680,785
	Sylvamo Corp.	19,305	944,787
*	Tredegar Corp.	27,251	232,996
	TriMas Corp.	412,697	14,349,475
	Tronox Holdings PLC	1,677,304	10,164,462
	Warrior Met Coal, Inc.	156,345	13,961,608
*»	Webco Industries, Inc.	4,296	1,074,000
#	Westlake Corp.	387,012	30,697,792
	Worthington Steel, Inc.	364,480	14,663,030
TOTAL MATERIALS			1,138,317,912
REAL ESTATE — (0.9%)
*	AMREP Corp.	20,943	435,196
*	Compass, Inc., Class A	2,174,549	27,225,353
*	Cushman & Wakefield Ltd.	2,968,743	48,806,135
*	Five Point Holdings LLC, Class A	210,353	1,116,974
*	Forestar Group, Inc.	679,574	17,682,515
*	FRP Holdings, Inc.	207,730	4,966,824
*	Howard Hughes Holdings, Inc.	421,049	34,382,861
*	Jones Lang LaSalle, Inc.	29,783	10,659,634
	Kennedy-Wilson Holdings, Inc.	259,278	2,553,888
	Marcus & Millichap, Inc.	88,413	2,404,834
*	RE/MAX Holdings, Inc., Class A	168,999	1,314,812
		Shares	Value†
REAL ESTATE — (Continued)
*	Seaport Entertainment Group, Inc.	83,819	$1,583,341
#*	Stratus Properties, Inc.	105,147	3,119,712
*	Tejon Ranch Co.	420,998	6,773,858
TOTAL REAL ESTATE			163,025,937
UTILITIES — (0.6%)
	Genie Energy Ltd., Class B	5,741	79,054
#	MDU Resources Group, Inc.	2,386,951	48,956,365
*	Montauk Renewables, Inc.	6,937	12,070
	New Jersey Resources Corp.	730,744	36,157,213
	Ormat Technologies, Inc.	200,088	24,998,995
TOTAL UTILITIES			110,203,697
TOTAL COMMON STOCKS Cost ($12,801,820,038)			17,318,904,673

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 3.720%	183,479,529	183,479,529
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	51,950,167	600,907,584
TOTAL INVESTMENTS — (100.0%)
(Cost $13,586,207,151)^^			$18,103,291,786
As of January 31, 2026, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	514	03/20/26	$179,737,419	$179,019,775	$(717,644)
Total Futures Contracts			$179,737,419	$179,019,775	$(717,644)

U.S. Small Cap Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$407,545,935	—	—	$407,545,935
Consumer Discretionary	2,488,099,532	$200,811	—	2,488,300,343
Consumer Staples	884,171,684	2,839,164	—	887,010,848
Energy	2,053,499,716	—	—	2,053,499,716
Financials	4,964,515,388	178,487	$1,287	4,964,695,162
Health Care	1,171,255,802	—	515,068	1,171,770,870
Industrials	2,894,892,571	—	—	2,894,892,571
Information Technology	1,039,641,682	—	—	1,039,641,682
Materials	1,136,878,346	1,074,000	365,566	1,138,317,912
Real Estate	163,025,937	—	—	163,025,937
Utilities	110,203,697	—	—	110,203,697
Temporary Cash Investments	183,479,529	—	—	183,479,529
Securities Lending Collateral	—	600,907,584	—	600,907,584
Total Investments in Securities	$17,497,209,819	$605,200,046	$881,921˂˃	$18,103,291,786
Financial Instruments
Liabilities
Futures Contracts**	(717,644)	—	—	(717,644)
Total Financial Instruments	$(717,644)	—	—	$(717,644)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (9.0%)
	Alphabet, Inc. (GOOG US), Class C	2,327,688	$787,992,219
	Alphabet, Inc. (GOOGL US), Class A	2,676,140	904,535,320
*	AMC Networks, Inc., Class A	39,472	304,329
*	Angi, Inc.	6,080	78,918
*	Anterix, Inc.	14,703	386,174
#	Array Digital Infrastructure, Inc.	47,023	2,266,038
#*	AST SpaceMobile, Inc.	74,344	8,267,796
	AT&T, Inc.	4,606,402	120,733,796
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	10,949	481,975
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	40,796	1,628,984
	ATN International, Inc.	17,342	419,503
*	Bandwidth, Inc., Class A	31,963	446,523
*	Boston Omaha Corp., Class A	1,260	15,385
#	Cable One, Inc.	5,611	454,435
*	Cargurus, Inc.	101,511	3,288,956
*	Cars.com, Inc.	86,052	977,551
#*	Charter Communications, Inc., Class A	112,824	23,255,283
#	Cinemark Holdings, Inc.	163,217	3,864,979
	Comcast Corp., Class A	2,365,267	70,366,693
*	comScore, Inc.	1,325	11,196
*	Creative Realities, Inc.	3,174	9,903
*	DHI Group, Inc.	765,897	1,332,661
	Electronic Arts, Inc.	136,444	27,823,660
	Entravision Communications Corp., Class A	95,060	286,131
*	EverQuote, Inc., Class A	6,968	158,174
*	EW Scripps Co., Class A	103,774	347,643
	Fox Corp. (FOX US), Class B	208,363	13,662,362
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Fox Corp. (FOXA US), Class A	256,406	$18,661,229
*	Gaia, Inc.	5,400	18,306
*	GCI Liberty, Inc. (GLBKV US), Class C	27,704	1,024,771
*	GCI Liberty, Inc. (GLIBA US), Class A	2,310	86,556
	Gray Media, Inc. GTN US	92,333	416,422
	Gray Media, Inc. GTNA US, Class A	600	7,734
	IDT Corp., Class B	86,610	4,211,844
*	IMAX Corp.	46,190	1,612,493
#	Iridium Communications, Inc.	116,764	2,325,939
*	IZEA Worldwide, Inc.	12	42
	John Wiley & Sons, Inc. (WLY US), Class A	50,985	1,592,262
*	Liberty Broadband Corp. (LBRDA US), Class A	11,551	554,679
*	Liberty Broadband Corp. (LBRDK US), Class C	95,567	4,597,728
*	Liberty Global Ltd. (LBTYA US), Class A	143,790	1,594,631
*	Liberty Global Ltd. (LBTYK US), Class C	146,990	1,628,649
*	Liberty Latin America Ltd. (LILA US), Class A	42,770	330,184
#*	Liberty Latin America Ltd. (LILAK US), Class C	202,515	1,575,567
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	647	51,559
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	174,666	15,199,435
*	Lionsgate Studios Corp.	412,437	3,893,405

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Live Nation Entertainment, Inc.	137,501	$19,999,520
*	Lumen Technologies, Inc.	672,505	5,931,494
*	Madison Square Garden Entertainment Corp.	33,318	2,061,385
#*	Magnite, Inc.	303,286	4,388,548
	Marcus Corp.	27,823	419,849
	Match Group, Inc.	168,807	5,258,338
*	MediaAlpha, Inc., Class A	5,100	52,173
	Meta Platforms, Inc., Class A	1,124,277	805,544,470
*	Netflix, Inc.	1,701,090	142,024,004
#	New York Times Co., Class A	194,609	14,266,786
#	News Corp. (NWS US), Class B	207,046	6,439,131
	News Corp. (NWSA US), Class A	389,294	10,522,617
	Nexstar Media Group, Inc.	87,453	18,573,268
*	Nextdoor Holdings, Inc.	38,762	75,974
#	Omnicom Group, Inc.	460,403	35,469,447
#	Paramount Skydance Corp., Class B	40,084	449,342
*	Pinterest, Inc., Class A	274,801	6,081,346
*	PodcastOne, Inc.	4,284	12,381
*	PubMatic, Inc., Class A	41,037	297,929
*	QuinStreet, Inc.	44,573	592,375
*	Reddit, Inc., Class A	69,434	12,516,867
*	Reservoir Media, Inc.	17,019	128,493
*	ROBLOX Corp., Class A	57,762	3,798,429
*	Roku, Inc.	90,562	8,621,502
	Saga Communications, Inc., Class A	14,867	169,186
	Scholastic Corp.	23,240	812,703
	Shenandoah Telecommunications Co.	59,941	711,500
	Shutterstock, Inc.	5,361	106,416
	Sinclair, Inc.	48,071	697,510
	Sirius XM Holdings, Inc.	3,623	73,728
*	Snap, Inc., Class A	877,517	6,081,193
#*	Sphere Entertainment Co.	43,336	4,139,021
	Spok Holdings, Inc.	25,624	352,842
*	Spotify Technology SA	34,542	17,283,090
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Stagwell, Inc.	179,530	$1,078,975
*	Starz Entertainment Corp.	32,307	322,747
*	Take-Two Interactive Software, Inc.	81,902	18,043,011
*	TechTarget, Inc.	40,390	211,644
	TEGNA, Inc.	235,763	4,517,219
#	Telephone & Data Systems, Inc.	115,563	5,215,358
*	Thryv Holdings, Inc.	32,795	157,744
	TKO Group Holdings, Inc.	63,386	12,840,736
	T-Mobile U.S., Inc.	331,924	65,458,732
	Townsquare Media, Inc., Class A	16,081	105,652
*	Trade Desk, Inc., Class A	116,284	3,526,894
*	Travelzoo	36,971	216,280
#*	TripAdvisor, Inc.	66,770	887,373
#*	USA TODAY Co., Inc.	117,731	696,968
	Verizon Communications, Inc.	3,129,344	139,318,395
*	Versant Media Group, Inc.	94,610	3,082,394
	Walt Disney Co.	840,007	94,752,790
*	Warner Bros Discovery, Inc.	1,069,644	29,457,996
#	Warner Music Group Corp., Class A	38,622	1,157,888
#	WideOpenWest, Inc.	0	0
#*	Yelp, Inc.	50,744	1,389,371
	Zedge, Inc., Class B	7,377	22,942
*	Ziff Davis, Inc.	37,335	1,426,944
*	ZoomInfo Technologies, Inc.	216,772	1,745,015
TOTAL COMMUNICATION SERVICES			3,552,365,947
CONSUMER DISCRETIONARY — (10.0%)
#*	1-800-Flowers.com, Inc., Class A	45,450	196,344
*	1stdibs.com, Inc.	7,657	41,960
*	Abercrombie & Fitch Co., Class A	114,729	11,200,992
#	Academy Sports & Outdoors, Inc.	65,054	3,578,621
#	Acushnet Holdings Corp.	122,824	11,906,559
*	Adient PLC	76,498	1,591,158
	ADT, Inc.	829,071	6,632,568
*	Adtalem Global Education, Inc.	64,357	6,664,167
#	Advance Auto Parts, Inc.	49,495	2,376,255
*	Airbnb, Inc., Class A	92,409	11,954,952
*	Amazon.com, Inc.	4,439,754	1,062,433,132

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	AMCON Distributing Co.	377	$40,889
#*	American Axle & Manufacturing Holdings, Inc.	140,389	1,118,900
	American Eagle Outfitters, Inc.	201,552	4,698,177
*	American Outdoor Brands, Inc.	21,010	190,351
*	American Public Education, Inc.	26,462	1,105,582
*	America's Car-Mart, Inc.	10,384	267,076
*	Aptiv PLC	188,534	14,281,451
	Aramark	326,700	12,574,683
*	Arhaus, Inc.	33,807	344,155
*	Ark Restaurants Corp.	3,088	20,257
	Arko Corp.	125,207	664,849
*	Asbury Automotive Group, Inc.	28,081	6,585,275
#	Autoliv, Inc.	154,654	18,750,251
*	AutoNation, Inc.	111,266	22,807,305
*	AutoZone, Inc.	8,138	30,145,512
*	Barnes & Noble Education, Inc.	723	6,471
	Bassett Furniture Industries, Inc.	10,823	171,003
	Bath & Body Works, Inc.	125,561	2,737,230
*	Beazer Homes USA, Inc.	36,503	787,370
#	Best Buy Co., Inc.	348,513	22,688,196
*	Biglari Holdings, Inc. (BH US), Class B	2,951	1,106,714
*	Biglari Holdings, Inc. (BH/A US), Class A	225	442,985
*	Birkenstock Holding PLC	26,413	997,355
#*	BJ's Restaurants, Inc.	22,891	957,302
	Booking Holdings, Inc.	12,888	64,463,714
*	Boot Barn Holdings, Inc.	35,085	6,261,971
	BorgWarner, Inc.	237,914	11,279,503
*»	Bowl America, Inc.	1,576	0
	Boyd Gaming Corp.	41,929	3,544,678
*	Bright Horizons Family Solutions, Inc.	66,865	6,193,705
	Brightstar Lottery PLC	41,102	595,157
*	Brinker International, Inc.	63,587	10,028,942
	Brunswick Corp.	93,527	7,502,736
	Buckle, Inc.	76,103	3,599,672
#	Build-A-Bear Workshop, Inc.	23,649	1,411,372
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Burlington Stores, Inc.	40,639	$12,023,455
*	Caesars Entertainment, Inc.	19,448	402,574
	Caleres, Inc.	24,456	298,852
#*	Callaway Golf Co.	84,900	1,218,315
	Camping World Holdings, Inc., Class A	17,468	230,403
*	Capri Holdings Ltd.	7,151	161,398
#*	CarMax, Inc.	133,418	5,942,438
*	Carnival Corp.	577,539	17,337,721
	Carriage Services, Inc.	27,183	1,166,423
	Carter's, Inc.	33,511	1,159,816
#*	Carvana Co.	62,273	24,978,323
*	Cato Corp., Class A	18,389	56,086
#*	Cava Group, Inc.	36,967	2,240,940
*	Cavco Industries, Inc.	8,984	4,420,308
	Century Communities, Inc.	61,387	3,866,153
*	Champion Homes, Inc.	89,497	7,014,775
#	Cheesecake Factory, Inc.	106,271	6,159,467
*	Chewy, Inc., Class A	93,920	2,734,011
*	Chipotle Mexican Grill, Inc.	603,451	23,456,140
#	Choice Hotels International, Inc.	59,861	6,153,711
	Churchill Downs, Inc.	70,329	6,917,560
*	Citi Trends, Inc.	16,563	714,693
	Clarus Corp.	2,357	9,027
#	Columbia Sportswear Co.	76,287	4,217,145
*	Cooper-Standard Holdings, Inc.	3,931	123,315
*	Coupang, Inc.	394,394	7,950,983
*	Coursera, Inc.	55,603	336,954
#	Cracker Barrel Old Country Store, Inc.	7,279	219,243
	Cricut, Inc., Class A	2,400	10,728
#*	Crocs, Inc.	36,817	3,089,683
*	Culp, Inc.	1,114	3,921
	Dana, Inc.	213,167	6,160,526
	Darden Restaurants, Inc.	145,476	29,000,641
#	Dave & Buster's Entertainment, Inc.	0	0
*	Deckers Outdoor Corp.	111,006	13,247,456
	Designer Brands, Inc., Class A	28,712	182,034
*	Destination XL Group, Inc.	48,406	33,061
#	Dick's Sporting Goods, Inc.	107,371	21,688,942
#	Dillard's, Inc., Class A	18,803	11,423,951

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dine Brands Global, Inc.	295	$10,145
#	Domino's Pizza, Inc.	20,519	8,419,561
*	DoorDash, Inc., Class A	121,607	24,883,224
*	Dorman Products, Inc.	34,770	4,318,434
	DR Horton, Inc.	237,364	35,329,258
*	DraftKings, Inc., Class A	183,962	5,060,795
*	Dream Finders Homes, Inc., Class A	9,170	168,636
*	Driven Brands Holdings, Inc.	22,843	355,209
*	Duluth Holdings, Inc., Class B	48,000	115,680
*	Duolingo, Inc.	4,818	645,901
*	Dutch Bros, Inc., Class A	73,166	3,979,499
	eBay, Inc.	524,539	47,848,448
*	El Pollo Loco Holdings, Inc.	39,924	404,430
*	Envela Corp.	974	13,285
	Escalade, Inc.	23,144	336,514
	Ethan Allen Interiors, Inc.	26,814	614,845
*	Etsy, Inc.	81,667	4,325,084
	Expedia Group, Inc.	95,869	25,389,946
*	Figs, Inc., Class A	63,010	681,138
*	First Watch Restaurant Group, Inc.	4,892	78,223
#*	Five Below, Inc.	84,265	16,148,545
	Flanigan's Enterprises, Inc.	1,100	35,778
	Flexsteel Industries, Inc.	9,882	395,576
#*	Floor & Decor Holdings, Inc., Class A	130,262	8,592,082
*	Flutter Entertainment PLC	41,345	6,828,127
	Ford Motor Co.	2,900,670	40,261,300
*	Fox Factory Holding Corp.	38,267	704,113
*	Frontdoor, Inc.	84,489	4,994,145
*	Full House Resorts, Inc.	1,684	3,907
*	Funko, Inc., Class A	16,353	66,393
#*	GameStop Corp., Class A	78,621	1,877,470
	Gap, Inc.	436,511	12,213,578
	Garmin Ltd.	151,480	30,544,427
	Garrett Motion, Inc.	132,767	2,395,117
	General Motors Co.	957,468	80,427,312
*	Genesco, Inc.	10,600	306,658
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Gentex Corp.	374,985	$8,628,405
*	Gentherm, Inc.	28,789	920,096
	Genuine Parts Co.	141,647	19,687,517
*	GigaCloud Technology, Inc., Class A	4,352	173,775
	G-III Apparel Group Ltd.	63,270	1,856,975
	Gildan Activewear, Inc. (GIL US)	2,578	167,518
*	Global Business Travel Group I	28,385	194,437
	Gold.com, Inc.	31,709	1,644,112
#*	Goodyear Tire & Rubber Co.	241,643	2,273,861
	Graham Holdings Co., Class B	5,557	6,482,963
*	Grand Canyon Education, Inc.	45,016	7,825,581
*	Green Brick Partners, Inc.	15,453	1,072,284
	Group 1 Automotive, Inc.	18,172	6,437,613
*	Groupon, Inc.	10,396	147,103
#	H&R Block, Inc.	203,394	8,023,893
	Hamilton Beach Brands Holding Co., Class A	16,447	313,973
#	Harley-Davidson, Inc.	49,335	976,833
	Hasbro, Inc.	144,527	12,907,706
	Haverty Furniture Cos., Inc. (HVT US)	20,619	522,073
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,608	40,851
*	Helen of Troy Ltd.	17,822	295,132
#*	Hilton Grand Vacations, Inc.	94,898	4,280,849
	Hilton Worldwide Holdings, Inc.	165,906	49,524,600
*	Holley, Inc.	126,400	486,640
	Home Depot, Inc.	578,985	216,881,991
	Hooker Furnishings Corp.	20,322	269,673
*	Hovnanian Enterprises, Inc., Class A	99	11,152
#	Hyatt Hotels Corp., Class A	71,666	11,206,412
#	Installed Building Products, Inc.	41,499	11,957,522
	J Jill, Inc.	10,193	159,113
	JAKKS Pacific, Inc.	597	10,907
	Jerash Holdings U.S., Inc.	289	884

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Johnson Outdoors, Inc., Class A	10,775	$489,077
	KB Home	93,046	5,353,867
	Kohl's Corp.	94,738	1,655,073
	Kontoor Brands, Inc.	70,150	4,190,060
*	Koss Corp.	1,917	8,301
	Krispy Kreme, Inc.	42,268	133,144
*	Kura Sushi USA, Inc., Class A	2,896	193,482
#	Lakeland Industries, Inc.	18,776	176,870
#*	Lands' End, Inc.	33,646	597,553
	Las Vegas Sands Corp.	210,432	11,096,079
*	Laureate Education, Inc.	124,480	4,269,664
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	56,107	2,042,856
	LCI Industries	36,073	5,291,548
	Lear Corp.	81,316	9,521,290
*	Legacy Education, Inc.	1,094	11,028
*	Legacy Housing Corp.	7,534	156,331
	Lennar Corp. (LEN US), Class A	196,936	21,534,952
	Lennar Corp. (LENB US), Class B	1,444	146,219
	Levi Strauss & Co., Class A	69,348	1,378,638
*	LGI Homes, Inc.	22,837	1,144,362
*	Liberty Live Holdings, Inc., Class A	20,487	1,647,974
*	Liberty Live Holdings, Inc., Class C	55,388	4,573,941
*	Life Time Group Holdings, Inc.	157,668	4,599,176
	Lifetime Brands, Inc.	38,957	122,715
*	Lincoln Educational Services Corp.	36,397	970,344
*	Lindblad Expeditions Holdings, Inc.	16,593	276,605
	Lithia Motors, Inc.	34,888	11,284,175
*	Live Ventures, Inc.	91	1,825
	LKQ Corp.	280,798	9,224,214
*	Lovesac Co.	5,857	78,015
	Lowe's Cos., Inc.	276,221	73,767,580
#	Lucky Strike Entertainment Corp.	13,832	112,039
*	Lululemon Athletica, Inc.	74,686	13,032,707
*	M/I Homes, Inc.	799	106,826
	Macy's, Inc.	327,865	6,563,857
*	Malibu Boats, Inc., Class A	18,372	597,090
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marine Products Corp.	25,388	$245,248
*	MarineMax, Inc.	20,120	543,844
	Marriott International, Inc., Class A	161,751	51,000,090
	Marriott Vacations Worldwide Corp.	31,473	1,709,299
*	MasterCraft Boat Holdings, Inc.	18,301	394,021
*	Mattel, Inc.	289,567	6,049,055
#	Matthews International Corp., Class A	27,099	712,433
	McDonald's Corp.	392,232	123,553,080
	Meritage Homes Corp.	84,408	5,867,200
*	MGM Resorts International	252,492	8,468,582
*	Mister Car Wash, Inc.	39,116	217,094
*	Mobileye Global, Inc., Class A	65,481	588,019
*	Mohawk Industries, Inc.	56,898	6,735,585
	Monarch Casino & Resort, Inc.	6,425	588,080
	Monro, Inc.	22,799	426,797
*	Motorcar Parts of America, Inc.	28,518	354,479
	Movado Group, Inc.	16,632	379,210
#	Murphy USA, Inc.	22,910	9,679,704
	Nathan's Famous, Inc.	7,088	716,739
*	National Vision Holdings, Inc.	66,974	1,764,765
	Newell Brands, Inc.	142,255	604,584
	NIKE, Inc., Class B	645,037	39,869,737
*	Norwegian Cruise Line Holdings Ltd.	370,317	8,132,161
*	NVR, Inc.	3,739	28,549,994
*	Ollie's Bargain Outlet Holdings, Inc.	106,876	11,789,492
	OneSpaWorld Holdings Ltd.	104,196	2,047,451
*	OneWater Marine, Inc., Class A	5,996	79,627
*	O'Reilly Automotive, Inc.	327,883	32,266,966
	Oxford Industries, Inc.	13,170	485,315
	Papa John's International, Inc.	31,167	1,096,143
#	Patrick Industries, Inc.	47,874	6,040,263
*	Penn Entertainment, Inc.	105,198	1,350,742
#	Penske Automotive Group, Inc.	88,865	13,933,143
	Perdoceo Education Corp.	103,628	3,319,205

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Petco Health & Wellness Co., Inc.	35,253	$94,831
	Phinia, Inc.	55,306	3,936,128
*	Planet Fitness, Inc., Class A	119,222	10,853,971
#	Polaris, Inc.	39,919	2,548,429
	Pool Corp.	30,526	7,756,351
#*	Portillo's, Inc., Class A	4,120	23,278
	PulteGroup, Inc.	279,190	34,923,877
*	Pursuit Attractions & Hospitality, Inc.	24,119	837,653
	PVH Corp.	43,196	2,693,703
	Ralph Lauren Corp.	50,841	17,967,718
*	Rave Restaurant Group, Inc.	106	354
	RCI Hospitality Holdings, Inc.	8,400	201,936
	Red Rock Resorts, Inc., Class A	70,239	4,434,188
*	Revolve Group, Inc.	24,998	691,195
#*	RH	20,964	4,168,272
#*	Rivian Automotive, Inc., Class A	771,718	11,382,841
	Rocky Brands, Inc.	10,781	347,040
	Ross Stores, Inc.	263,702	49,747,382
#	Royal Caribbean Cruises Ltd.	152,911	49,642,556
*	Rush Street Interactive, Inc.	8,112	143,339
*	Sabre Corp.	10,963	14,252
*	Sally Beauty Holdings, Inc.	146,195	2,225,088
*	Savers Value Village, Inc.	5,505	57,032
	Service Corp. International	181,591	14,605,364
*	Shake Shack, Inc., Class A	21,616	1,914,529
#*	SharkNinja, Inc.	70,995	8,391,609
	Shoe Carnival, Inc.	40,321	768,518
#	Signet Jewelers Ltd.	98,427	9,081,859
	Smith & Wesson Brands, Inc.	45,741	499,492
*	Solid Power, Inc.	140,432	629,135
	Somnigroup International, Inc.	197,627	17,361,532
	Sonic Automotive, Inc., Class A	55,401	3,321,844
*	Sonos, Inc.	38,547	553,149
	Standard Motor Products, Inc.	32,243	1,287,463
	Starbucks Corp.	564,034	51,862,926
#	Steven Madden Ltd.	80,755	3,543,529
*	Stitch Fix, Inc., Class A	125,952	604,570
*	Stoneridge, Inc.	40,841	268,734
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Strategic Education, Inc.	33,790	$2,872,826
*	Strattec Security Corp.	4,696	371,548
#*	Stride, Inc.	85,815	7,259,949
	Sturm Ruger & Co., Inc.	9,198	337,475
	Superior Group of Cos., Inc.	35,200	350,592
#*	Sweetgreen, Inc., Class A	77,830	477,876
*	Sypris Solutions, Inc.	3,523	12,331
	Tapestry, Inc.	331,711	42,097,443
*	Target Hospitality Corp.	4,802	33,086
*	Taylor Morrison Home Corp.	269,532	16,427,975
*	Tesla, Inc.	640,083	275,498,124
	Texas Roadhouse, Inc.	87,584	15,752,858
	Thor Industries, Inc.	76,017	8,504,022
	TJX Cos., Inc.	642,660	96,276,895
	Toll Brothers, Inc.	207,662	30,005,082
*	TopBuild Corp.	40,386	18,902,667
#	Tractor Supply Co.	347,602	17,685,990
	Travel & Leisure Co.	64,780	4,504,801
*	Tri Pointe Homes, Inc.	123,658	4,123,994
*	Ulta Beauty, Inc.	37,892	24,529,765
*	Under Armour, Inc. (UA US), Class C	274,592	1,666,773
#*	Under Armour, Inc. (UAA US), Class A	102,864	634,671
*	Unifi, Inc.	11,371	43,892
#*	United Parks & Resorts, Inc.	91,852	3,458,228
*	Universal Technical Institute, Inc.	79,150	2,202,745
	Upbound Group, Inc.	63,148	1,193,497
*	Urban Outfitters, Inc.	219,639	15,561,423
#	Vail Resorts, Inc.	36,055	4,797,839
#*	Valvoline, Inc.	149,632	4,895,959
*	Vera Bradley, Inc.	56,580	135,792
#	VF Corp.	187,016	3,663,643
#*	Victoria's Secret & Co.	95,899	5,227,455
*	Vince Holding Corp.	3,920	10,584
	Visteon Corp.	45,101	4,097,877
#*	Warby Parker, Inc., Class A	74,477	1,899,908
*	Wayfair, Inc., Class A	1,778	184,005
#	Wendy's Co.	309,341	2,409,766
	Weyco Group, Inc.	13,478	426,174
#	Whirlpool Corp.	49,348	3,947,347
	Williams-Sonoma, Inc.	107,468	21,993,326
#	Wingstop, Inc.	28,108	7,460,706
	Winmark Corp.	3,368	1,517,924

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winnebago Industries, Inc.	38,931	$1,787,322
	Wolverine World Wide, Inc.	20,795	368,487
#	Wyndham Hotels & Resorts, Inc.	95,852	6,977,067
#	Wynn Resorts Ltd.	39,919	4,289,297
*	XPEL, Inc.	6,567	338,266
*	YETI Holdings, Inc.	59,051	2,699,221
	Yum! Brands, Inc.	172,077	26,757,974
*	Zumiez, Inc.	23,068	567,704
TOTAL CONSUMER DISCRETIONARY			3,929,987,358
CONSUMER STAPLES — (5.2%)
#	Albertsons Cos., Inc., Class A	512,312	8,529,995
	Alico, Inc.	16,449	679,508
	Altria Group, Inc.	776,338	48,125,193
	Andersons, Inc.	48,684	3,017,921
	Archer-Daniels-Midland Co.	91,340	6,148,095
	B&G Foods, Inc.	33,715	147,335
*	BellRing Brands, Inc.	158,670	3,946,123
#*	BJ's Wholesale Club Holdings, Inc.	191,460	17,698,562
#*	Boston Beer Co., Inc. , Class A	7,646	1,633,339
*	Bridgford Foods Corp.	5,919	44,748
#	Brown-Forman Corp. (BF/A US), Class A	37,596	1,046,297
#	Brown-Forman Corp. (BFB US), Class B	213,437	5,841,771
	Bunge Global SA	176,791	20,132,959
	Calavo Growers, Inc.	20,630	524,827
	Cal-Maine Foods, Inc.	66,768	5,577,131
#	Campbell's Co.	72,905	2,039,882
	Casey's General Stores, Inc.	42,662	25,874,503
#*	Central Garden & Pet Co. (CENT US)	17,123	579,271
*	Central Garden & Pet Co. (CENTA US), Class A	69,782	2,140,214
*	Chefs' Warehouse, Inc.	46,827	2,945,418
	Church & Dwight Co., Inc.	166,995	16,073,269
	Clorox Co.	78,246	8,825,366
	Coca-Cola Co.	2,283,694	170,843,148
	Coca-Cola Consolidated, Inc.	97,631	14,845,770
*	Coffee Holding Co., Inc.	2,931	9,350
	Colgate-Palmolive Co.	455,451	41,122,671
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Conagra Brands, Inc.	121,979	$2,257,831
	Constellation Brands, Inc., Class A	71,495	11,203,267
	Costco Wholesale Corp.	212,188	199,509,767
*	Coty, Inc., Class A	457,097	1,448,997
*	Darling Ingredients, Inc.	261,730	11,950,592
	Dole PLC	38,616	615,153
	Dollar General Corp.	164,008	23,523,667
#*	Dollar Tree, Inc.	219,966	25,865,802
	Edgewell Personal Care Co.	2,749	53,496
*	elf Beauty, Inc.	6,953	590,935
	Energizer Holdings, Inc.	25,992	567,405
	Estee Lauder Cos., Inc., Class A	102,773	11,847,671
*	FitLife Brands, Inc.	610	9,699
	Flowers Foods, Inc.	128,172	1,465,006
	Fresh Del Monte Produce, Inc.	78,215	3,102,007
*»	Fresh Market, Inc.	23,061	0
*	Freshpet, Inc.	38,824	2,706,033
	General Mills, Inc.	367,807	17,014,752
#*	Grocery Outlet Holding Corp.	49,233	469,190
*	Herbalife Ltd.	57,449	990,421
	Hershey Co.	110,231	21,467,487
*	Honest Co., Inc.	69,951	172,779
	Hormel Foods Corp.	271,885	6,691,090
	Ingles Markets, Inc., Class A	26,949	2,017,402
	Ingredion, Inc.	90,371	10,672,815
	Interparfums, Inc.	36,905	3,600,821
	J&J Snack Foods Corp.	17,258	1,639,510
	J.M. Smucker Co.	97,925	10,268,416
	John B Sanfilippo & Son, Inc.	10,815	874,934
	Kenvue, Inc.	1,818,495	31,641,813
	Keurig Dr. Pepper, Inc.	577,443	15,845,036
#	Kimberly-Clark Corp.	171,507	17,148,985
	Kraft Heinz Co.	494,058	11,728,937
	Kroger Co.	1,272,898	80,001,639
	Lamb Weston Holdings, Inc.	126,653	5,817,172
#	Lifevantage Corp.	11,327	60,033
*	Lifeway Foods, Inc.	13,678	301,326
	Limoneira Co.	17,416	250,790
*	Mama's Creations, Inc.	5,508	83,171
*	Mannatech, Inc.	293	2,218
*	Maplebear, Inc.	130,008	4,831,097
	Marzetti Co.	31,635	5,427,617
	McCormick & Co., Inc. (MKC US)	181,596	11,228,081

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	McCormick & Co., Inc. (MKC/V US)	8,596	$530,115
*	Medifast, Inc.	17,621	201,584
	MGP Ingredients, Inc.	25,611	637,970
*	Mission Produce, Inc.	38,275	515,182
	Molson Coors Beverage Co., Class B	148,123	7,115,829
	Mondelez International, Inc., Class A	577,565	33,770,226
*	Monster Beverage Corp.	323,011	26,086,368
*	National Beverage Corp.	84,979	2,896,084
*	Natural Alternatives International, Inc.	9,699	39,766
	Natural Grocers by Vitamin Cottage, Inc.	39,765	1,086,380
*	Nature's Sunshine Products, Inc.	33,185	836,926
	Nu Skin Enterprises, Inc., Class A	4,801	50,939
	Oil-Dri Corp. of America	14,689	889,419
	PepsiCo, Inc.	964,758	148,215,772
*	Performance Food Group Co.	268,250	25,604,463
	Philip Morris International, Inc.	630,976	113,222,333
	Pilgrim's Pride Corp.	194,549	8,437,590
*	Post Holdings, Inc.	125,799	12,870,496
#	PriceSmart, Inc.	35,467	5,043,762
	Procter & Gamble Co.	1,487,937	225,824,198
	Reynolds Consumer Products, Inc.	88,924	2,060,369
	Seaboard Corp.	828	4,208,128
*	Seneca Foods Corp. (SENEA US), Class A	13,210	1,576,349
*»	Seneca Foods Corp. (SENEB US), Class B	1,662	196,448
*	Simply Good Foods Co.	105,479	1,979,841
	Spectrum Brands Holdings, Inc.	33,630	2,142,567
*	Sprouts Farmers Market, Inc.	167,727	11,893,522
	Sysco Corp.	342,238	28,696,656
	Target Corp.	313,994	33,116,947
#	Tootsie Roll Industries, Inc.	45,617	1,727,972
*	TreeHouse Foods, Inc.	48,535	1,195,902
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Turning Point Brands, Inc.	21,950	$2,659,243
	Tyson Foods, Inc., Class A	211,919	13,844,668
*	U.S. Foods Holding Corp.	405,418	33,901,053
*	United Natural Foods, Inc.	87,661	3,263,619
	United-Guardian, Inc.	800	5,768
	Universal Corp.	34,904	1,975,217
*	USANA Health Sciences, Inc.	18,998	412,257
	Utz Brands, Inc.	36,909	389,021
	Village Super Market, Inc., Class A	15,291	545,277
*	Vita Coco Co., Inc.	36,655	1,955,544
#*	Vital Farms, Inc.	35,138	999,676
	Walmart, Inc.	2,591,562	308,758,697
	WD-40 Co.	13,608	3,146,578
	Weis Markets, Inc.	42,338	3,012,349
*	Willamette Valley Vineyards, Inc.	1,332	3,716
TOTAL CONSUMER STAPLES			2,042,900,312
ENERGY — (4.6%)
*	Amplify Energy Corp.	52,686	264,484
	Antero Midstream Corp.	588,304	11,071,881
*	Antero Resources Corp.	340,017	12,366,418
#	APA Corp.	174,703	4,613,906
	Archrock, Inc.	330,143	9,768,931
	Ardmore Shipping Corp.	58,551	756,479
	Baker Hughes Co.	588,091	32,956,620
*	Bristow Group, Inc.	43,088	1,894,148
	Cactus, Inc., Class A	55,066	3,096,361
	California Resources Corp.	56,012	2,996,642
#*	Centrus Energy Corp., Class A	12,401	3,450,950
	Cheniere Energy, Inc.	154,305	32,638,594
	Chevron Corp.	1,438,383	254,449,953
	Chord Energy Corp. (CHRD US)	4,278	428,827
*	Clean Energy Fuels Corp.	163,682	360,100
#*	CNX Resources Corp.	318,040	12,339,952
#*	Comstock Resources, Inc.	183,237	4,461,821
*	Comstock, Inc.	42,061	124,080
	ConocoPhillips	1,253,618	130,664,604
#	Core Laboratories, Inc.	32,763	640,189

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Core Natural Resources, Inc.	33,961	$3,239,200
	Coterra Energy, Inc.	1,038,240	29,953,224
	Crescent Energy Co., Class A	129,251	1,262,782
*	CVR Energy, Inc.	45,374	1,031,805
	Devon Energy Corp.	737,616	29,659,539
	DHT Holdings, Inc.	231,336	3,315,045
	Diamondback Energy, Inc.	164,391	26,951,904
*	DMC Global, Inc.	25,758	221,519
	Dorian LPG Ltd.	69,716	2,058,713
*	DT Midstream, Inc.	125,676	15,837,690
	Energy Services of America Corp.	14,777	133,141
	EOG Resources, Inc.	500,872	56,162,777
	Epsilon Energy Ltd.	46,319	231,132
	EQT Corp.	472,024	27,249,945
	Evolution Petroleum Corp.	54,901	216,310
	Excelerate Energy, Inc., Class A	12,256	457,762
	Expand Energy Corp.	234,535	26,364,079
*	Expro Group Holdings NV	87,573	1,402,044
	Exxon Mobil Corp.	3,214,620	454,547,268
*	Forum Energy Technologies, Inc.	11,962	541,161
	FutureFuel Corp.	6,867	22,592
*	Geospace Technologies Corp.	10,582	163,598
	Granite Ridge Resources, Inc.	3,091	15,517
#*	Green Plains, Inc.	54,195	621,075
*	Gulfport Energy Corp.	19,155	3,910,876
#	Halliburton Co.	716,786	24,026,667
*	Helix Energy Solutions Group, Inc.	196,386	1,559,305
	Helmerich & Payne, Inc.	86,488	2,930,213
	HF Sinclair Corp.	236,974	12,320,278
*	Innovex International, Inc.	8,299	206,230
	International Seaways, Inc.	58,129	3,467,395
	Kinder Morgan, Inc.	1,165,002	35,520,911
#	Kinetik Holdings, Inc.	40,972	1,676,165
	Kodiak Gas Services, Inc.	53,060	2,229,051
	Liberty Energy, Inc.	206,786	5,097,275
	Magnolia Oil & Gas Corp., Class A	216,648	5,526,690
*	Mammoth Energy Services, Inc.	18,264	42,738
	Marathon Petroleum Corp.	249,562	43,970,329
	Matador Resources Co.	210,269	9,512,570
		Shares	Value†
ENERGY — (Continued)
	Mexco Energy Corp.	4,333	$45,540
#	Murphy Oil Corp.	166,154	4,999,574
*	Nabors Industries Ltd.	6,161	411,801
	NACCO Industries, Inc., Class A	10,033	493,925
*	National Energy Services Reunited Corp.	6,243	122,862
	Natural Gas Services Group, Inc.	22,107	765,786
*	NCS Multistage Holdings, Inc.	409	16,311
	Noble Corp. PLC	109,504	3,900,532
#	Nordic American Tankers Ltd.	253,380	1,054,061
#	Northern Oil & Gas, Inc.	12,626	315,650
#	NOV, Inc.	225,333	4,134,861
	Occidental Petroleum Corp.	694,313	31,514,867
*	Oceaneering International, Inc.	124,187	3,738,029
*	Oil States International, Inc.	113,879	964,555
	ONEOK, Inc.	530,153	41,982,816
	Ovintiv, Inc.	239,300	10,402,371
*	Par Pacific Holdings, Inc.	67,109	2,532,694
	PBF Energy, Inc., Class A	112,205	3,754,379
#	Peabody Energy Corp.	109,349	3,855,646
	Permian Resources Corp.	634,411	10,233,049
	Phillips 66	302,439	43,418,143
*	PrimeEnergy Resources Corp.	843	154,345
*	ProPetro Holding Corp.	128,512	1,476,603
	Range Resources Corp.	375,896	14,227,664
	Ranger Energy Services, Inc., Class A	29,454	454,181
*	REX American Resources Corp.	50,951	1,722,653
	Riley Exploration Permian, Inc.	1,793	50,294
	RPC, Inc.	46,911	311,958
	SandRidge Energy, Inc.	36,068	571,678
	Scorpio Tankers, Inc.	78,178	4,973,684
*	SEACOR Marine Holdings, Inc.	40,921	273,352
*	Seadrill Ltd.	66,330	2,552,378
	Select Water Solutions, Inc.	128,234	1,550,349

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	SFL Corp. Ltd.	144,797	$1,282,901
	SLB Ltd.	804,246	38,909,421
	SM Energy Co.	39,479	768,656
	Solaris Energy Infrastructure, Inc.	35,241	1,944,951
*	Stabilis Solutions, Inc.	2,642	14,690
*	Talos Energy, Inc.	210,975	2,514,822
	Targa Resources Corp.	242,272	48,691,827
	TechnipFMC PLC	539,026	30,034,529
	Teekay Corp. Ltd.	122,674	1,254,955
	Teekay Tankers Ltd., Class A	43,035	2,776,618
*	TETRA Technologies, Inc.	163,778	1,867,069
#	Texas Pacific Land Corp.	17,826	6,209,865
*	Tidewater, Inc.	74,980	4,685,500
*	TOP Ships, Inc.	850	4,343
#*	Transocean Ltd.	413,038	2,052,799
#*	Uranium Energy Corp.	277,500	4,784,100
	VAALCO Energy, Inc.	6,957	35,759
#*	Valaris Ltd.	65,816	3,799,558
	Valero Energy Corp.	302,977	54,969,117
	Viper Energy, Inc., Class A	14,714	622,991
#	Vitesse Energy, Inc.	36,601	767,157
	Weatherford International PLC	71,371	6,714,584
	Williams Cos., Inc.	1,011,110	68,007,259
#	World Kinect Corp.	95,844	2,579,162
TOTAL ENERGY			1,835,270,679
FINANCIALS — (15.4%)
	1st Source Corp.	42,959	2,892,429
*	Acacia Research Corp.	114,844	457,079
	Acadian Asset Management, Inc.	62,893	3,485,530
	ACNB Corp.	14,313	723,093
	Affiliated Managers Group, Inc.	35,352	11,068,358
	Affinity Bancshares, Inc.	8,297	167,350
*	Affirm Holdings, Inc.	108,218	6,525,545
	Aflac, Inc.	378,948	42,044,281
	Alerus Financial Corp.	10,949	269,564
	Allstate Corp.	230,489	45,865,006
	Ally Financial, Inc.	526,184	22,247,060
	Amalgamated Financial Corp.	38,328	1,488,660
	Amerant Bancorp, Inc.	32,346	701,908
	American Coastal Insurance Corp.	11,492	126,987
		Shares	Value†
FINANCIALS — (Continued)
	American Express Co.	389,747	$137,257,201
	American Financial Group, Inc.	112,170	14,612,386
	American International Group, Inc.	615,419	46,082,575
	Ameriprise Financial, Inc.	90,792	47,864,634
	Ameris Bancorp	100,291	8,085,460
	AMERISAFE, Inc.	20,037	753,592
	AmeriServ Financial, Inc.	8,436	27,839
	Ames National Corp.	1,136	29,650
	Aon PLC, Class A	113,269	39,603,373
#	Apollo Global Management, Inc.	156,296	21,028,064
*	Arch Capital Group Ltd.	273,606	26,277,120
#	ARES Management Corp., Class A	54,844	8,208,501
	Arrow Financial Corp.	17,913	605,639
	Arthur J Gallagher & Co.	93,543	23,326,818
	Artisan Partners Asset Management, Inc., Class A	71,910	3,201,433
	Associated Banc-Corp.	272,106	7,417,610
	Associated Capital Group, Inc., Class A	4,191	165,335
	Assurant, Inc.	85,221	20,293,677
	Assured Guaranty Ltd.	96,881	8,220,353
	Atlantic American Corp.	2,737	7,417
	Atlantic Union Bankshares Corp.	156,457	6,076,790
#*	Atlanticus Holdings Corp.	19,985	1,031,826
	Auburn National BanCorp, Inc.	2,633	65,456
	Axis Capital Holdings Ltd.	141,267	14,575,929
*	Axos Financial, Inc.	81,492	8,066,893
#*	Baldwin Insurance Group, Inc.	40,607	890,105
	Banc of California, Inc.	85,729	1,712,865
	BancFirst Corp.	50,563	5,559,402
*	Bancorp, Inc.	72,737	4,323,487
	Bank First Corp.	275	38,373
	Bank of America Corp.	3,912,476	208,143,776
	Bank of Hawaii Corp.	41,337	3,091,181
	Bank of Marin Bancorp	9,928	266,567

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Bank of New York Mellon Corp.	467,865	$56,106,371
	Bank of NT Butterfield & Son Ltd.	53,496	2,771,093
	Bank of the James Financial Group, Inc.	3,363	63,561
#	Bank OZK	160,955	7,655,020
	Bank7 Corp.	2,632	116,966
	BankUnited, Inc.	85,379	4,052,941
	Bankwell Financial Group, Inc.	9,630	464,070
	Banner Corp.	49,056	3,033,623
	Bar Harbor Bankshares	24,029	814,823
	BayCom Corp.	18,818	549,109
	BCB Bancorp, Inc.	27,431	216,431
	Beacon Financial Corp.	138,228	3,918,764
*	Berkshire Hathaway, Inc., Class B	914,576	439,481,205
	BGC Group, Inc., Class A	440,515	4,013,092
	Blackrock, Inc.	61,487	68,800,264
	Blackstone, Inc.	203,670	29,006,681
*	Block, Inc.	214,915	12,987,313
*	Blue Foundry Bancorp	29,554	388,635
	Blue Ridge Bankshares, Inc.	4,351	18,492
#	BOK Financial Corp.	81,414	10,578,935
	Bread Financial Holdings, Inc.	78,989	5,729,862
*	Bridgewater Bancshares, Inc.	22,825	438,468
*	Brighthouse Financial, Inc.	42,444	2,718,963
#	Brown & Brown, Inc.	249,639	17,998,972
	Burke & Herbert Financial Services Corp.	10,553	691,010
	Business First Bancshares, Inc.	11,738	330,659
*	BV Financial, Inc.	4,641	88,736
	Byline Bancorp, Inc.	34,323	1,095,933
	C&F Financial Corp.	3,812	287,044
	Cadence Bank	226,319	9,530,293
	California BanCorp	2,613	47,008
	Camden National Corp.	19,005	904,068
	Capital Bancorp, Inc.	6,836	210,002
	Capital City Bank Group, Inc.	26,809	1,119,544
	Capital One Financial Corp.	392,371	85,901,783
	Capitol Federal Financial, Inc.	189,096	1,376,619
		Shares	Value†
FINANCIALS — (Continued)
#	Carlyle Group, Inc.	239,056	$14,051,712
*	Carter Bankshares, Inc.	27,375	586,099
#	Cass Information Systems, Inc.	16,809	755,733
	Cathay General Bancorp	96,679	4,948,031
	CB Financial Services, Inc.	1,493	53,494
	Cboe Global Markets, Inc.	86,600	22,954,196
	Central Pacific Financial Corp.	38,596	1,257,072
	CF Bankshares, Inc.	4,274	124,416
	Charles Schwab Corp.	619,259	64,353,395
	Chemung Financial Corp.	6,655	404,424
	ChoiceOne Financial Services, Inc.	1,826	52,388
	Chubb Ltd.	227,406	70,395,801
	Cincinnati Financial Corp.	131,496	21,156,391
	Citigroup, Inc.	692,112	80,084,279
	Citizens & Northern Corp.	29,752	677,156
	Citizens Community Bancorp, Inc.	14,933	270,885
	Citizens Financial Group, Inc.	364,457	22,953,502
*	Citizens, Inc.	12,883	71,501
#	City Holding Co.	30,321	3,732,212
	Civista Bancshares, Inc.	25,564	616,859
	CME Group, Inc.	135,048	39,036,975
	CNB Financial Corp.	39,932	1,106,116
	CNO Financial Group, Inc.	137,182	5,768,503
#*	Coastal Financial Corp.	20,399	1,953,816
	Cohen & Co., Inc.	756	14,130
	Cohen & Steers, Inc.	68,465	4,399,561
*	Coinbase Global, Inc., Class A	58,183	11,330,557
	Colony Bankcorp, Inc.	12,083	235,135
	Columbia Banking System, Inc.	91,436	2,691,876
#*	Columbia Financial, Inc.	69,880	1,136,948
	Comerica, Inc.	142,539	12,638,933
	Commerce Bancshares, Inc.	247,663	13,036,980
	Community Financial System, Inc.	75,792	4,737,000
	Community Trust Bancorp, Inc.	46,330	2,858,561

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community West Bancshares	18,372	$440,377
	ConnectOne Bancorp, Inc.	70,743	1,883,179
*	Consumer Portfolio Services, Inc.	137,807	1,189,274
	Corebridge Financial, Inc.	411,989	12,701,621
*	Corpay, Inc.	87,298	27,466,570
	Crawford & Co. (CRD/A US), Class A	80,996	878,807
	Crawford & Co. (CRD/B US), Class B	47,154	485,686
#*	Credit Acceptance Corp.	14,278	7,113,871
#	Cullen/Frost Bankers, Inc.	101,759	14,024,425
*	Customers Bancorp, Inc.	49,190	3,886,994
#	CVB Financial Corp.	197,124	3,885,314
*	Dave, Inc.	12,751	2,087,211
	Diamond Hill Investment Group, Inc.	2,940	503,769
#	DigitalBridge Group, Inc.	178,387	2,745,376
	Dime Community Bancshares, Inc.	60,576	2,060,796
	Donegal Group, Inc. (DGICA US), Class A	76,099	1,420,768
	Donegal Group, Inc. (DGICB US), Class B	2,147	35,597
*	Donnelley Financial Solutions, Inc.	45,814	2,370,874
	Eagle Bancorp Montana, Inc.	2,666	57,879
#	Eagle Bancorp, Inc.	36,090	965,768
	East West Bancorp, Inc.	198,840	22,755,250
	Eastern Bankshares, Inc.	134,738	2,760,108
*	eHealth, Inc.	8,121	22,982
	Employers Holdings, Inc.	32,340	1,410,671
	Enact Holdings, Inc.	5,136	204,259
*	Encore Capital Group, Inc.	29,202	1,611,950
*	Enova International, Inc.	56,486	9,329,793
	Enterprise Financial Services Corp.	53,247	3,053,715
	Equitable Holdings, Inc.	470,460	21,829,344
		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	26,825	$1,237,169
#	Erie Indemnity Co., Class A	32,636	9,236,314
#	Esquire Financial Holdings, Inc.	11,699	1,247,464
	Essent Group Ltd.	176,108	11,080,715
#*	Euronet Worldwide, Inc.	63,580	4,607,007
	Evercore, Inc., Class A	69,364	24,504,220
	Everest Group Ltd.	40,663	13,470,839
	EVERTEC, Inc.	110,462	3,314,965
#*	EZCORP, Inc., Class A	83,330	1,787,428
#	F&G Annuities & Life, Inc.	54,933	1,619,974
#	FactSet Research Systems, Inc.	32,638	8,301,802
	Farmers & Merchants Bancorp, Inc.	6,977	187,193
	Farmers National Banc Corp.	16,403	212,911
*	FB Bancorp, Inc.	2,375	30,780
	FB Financial Corp.	76,915	4,424,920
	Federal Agricultural Mortgage Corp. (AGM US), Class C	13,567	2,296,893
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	1,374	178,167
#	Federated Hermes, Inc.	153,574	8,182,423
	Fidelis Insurance Holdings Ltd.	23,067	439,196
	Fidelity D&D Bancorp, Inc.	427	19,087
	Fidelity National Financial, Inc.	302,183	16,435,733
	Fidelity National Information Services, Inc.	341,352	18,859,698
*	Fifth District Bancorp, Inc.	473	7,123
#	Fifth Third Bancorp	625,807	31,428,028
*	Finance of America Cos., Inc., Class A	985	22,941
	Financial Institutions, Inc.	28,787	948,244
	Finward Bancorp	1,270	46,539
*	Finwise Bancorp	11,312	198,073
	First American Financial Corp.	163,056	10,301,878
	First BanCorp	328,512	7,266,685
	First Bancorp, Inc.	16,977	464,321

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First Bancorp/Southern Pines NC	62,082	$3,596,410
	First Bank	23,604	393,715
	First Busey Corp.	121,954	3,006,166
	First Business Financial Services, Inc.	11,983	686,866
	First Capital, Inc.	3,880	228,610
	First Citizens BancShares, Inc., Class A	13,669	28,288,952
	First Commonwealth Financial Corp.	162,676	2,933,048
	First Community Bankshares, Inc.	30,228	1,088,813
	First Community Corp.	2,034	59,637
	First Financial Bancorp	150,356	4,321,231
	First Financial Bankshares, Inc.	157,378	5,007,768
	First Financial Corp.	17,698	1,153,202
*	First Foundation, Inc.	73,198	459,683
	First Hawaiian, Inc.	13,700	363,735
	First Horizon Corp.	728,194	17,833,471
	First Internet Bancorp	11,737	255,749
#	First Interstate BancSystem, Inc., Class A	58,551	2,076,804
	First Merchants Corp.	59,546	2,367,549
	First Mid Bancshares, Inc.	32,608	1,372,797
	First National Corp.	1,787	47,087
	First Northwest Bancorp	11,235	117,181
	First Savings Financial Group, Inc.	2,715	92,256
*	First Seacoast Bancorp, Inc.	23	294
	First U.S. Bancshares, Inc.	5,297	77,601
	First United Corp.	10,716	410,744
*	First Western Financial, Inc.	1,084	27,263
	FirstCash Holdings, Inc.	63,495	10,825,897
*	Firstsun Capital Bancorp	1,216	48,008
*	Fiserv, Inc.	247,844	15,795,098
	Five Star Bancorp	5,003	198,219
	Flagstar Bank NA	183,572	2,426,822
	Flushing Financial Corp.	43,624	688,823
*	Flywire Corp.	31,960	402,696
	FNB Corp.	431,289	7,569,122
		Shares	Value†
FINANCIALS — (Continued)
	Franklin Financial Services Corp.	5,318	$271,271
#	Franklin Resources, Inc.	211,791	5,637,876
	FS Bancorp, Inc.	18,178	763,112
#	Fulton Financial Corp.	336,122	6,940,919
	FVCBankcorp, Inc.	10,930	165,480
	GCM Grosvenor, Inc., Class A	24,228	274,261
*	Genworth Financial, Inc.	459,413	3,831,504
	German American Bancorp, Inc.	53,944	2,269,424
	Glacier Bancorp, Inc.	177,589	9,000,211
#	Global Payments, Inc.	169,118	12,132,525
	Globe Life, Inc.	110,398	15,480,008
	Goldman Sachs Group, Inc.	176,078	164,705,122
*	Goosehead Insurance, Inc., Class A	15,275	944,606
	Great Southern Bancorp, Inc.	19,439	1,193,166
*	Green Dot Corp., Class A	5,285	64,371
	Greene County Bancorp, Inc.	339	7,946
*	Greenlight Capital Re Ltd., Class A	48,367	670,850
*	Hagerty, Inc., Class A	1,396	17,604
*	Hamilton Insurance Group Ltd., Class B	5,783	160,478
	Hamilton Lane, Inc., Class A	35,956	5,078,425
	Hancock Whitney Corp.	139,177	9,575,378
	Hanmi Financial Corp.	43,096	1,145,061
	Hanover Bancorp, Inc.	554	12,797
	Hanover Insurance Group, Inc.	68,550	11,937,297
	Hartford Insurance Group, Inc.	420,335	56,770,445
	Hawthorn Bancshares, Inc.	11,816	418,405
	HBT Financial, Inc.	4,919	132,715
	HCI Group, Inc.	23,644	3,751,593
	Hennessy Advisors, Inc.	1,030	10,547
	Heritage Commerce Corp.	48,600	618,678
	Heritage Financial Corp.	48,862	1,261,128
*	Heritage Insurance Holdings, Inc.	42,336	1,103,700
	Hilltop Holdings, Inc.	97,879	3,665,569

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Hingham Institution For Savings	3,148	$939,521
*	Hippo Holdings, Inc.	963	28,697
	Home Bancorp, Inc.	11,444	683,092
	Home BancShares, Inc.	246,319	7,118,619
	Home Federal Bancorp, Inc. of Louisiana	2,148	39,158
	HomeTrust Bancshares, Inc.	3,998	172,394
	Hope Bancorp, Inc.	179,562	2,151,153
	Horace Mann Educators Corp.	62,816	2,814,785
	Horizon Bancorp, Inc.	82,933	1,461,279
	Houlihan Lokey, Inc.	85,808	14,443,203
	Huntington Bancshares, Inc.	1,435,591	25,094,131
	IF Bancorp, Inc.	982	26,632
	Independent Bank Corp. (IBCP US)	29,563	1,039,139
	Independent Bank Corp. (INDB US)	68,941	5,569,054
	Interactive Brokers Group, Inc., Class A	115,077	8,616,966
	Intercontinental Exchange, Inc.	251,052	43,627,817
	International Bancshares Corp.	110,465	7,692,783
*	International Money Express, Inc.	51,139	790,609
	Invesco Ltd.	298,712	8,151,850
	Investar Holding Corp.	1,261	35,875
	Investors Title Co.	2,716	704,585
	Jack Henry & Associates, Inc.	65,836	11,798,470
	Jackson Financial, Inc., Class A	67,326	8,006,408
	James River Group Holdings, Inc.	48,400	324,764
	Janus Henderson Group PLC	189,838	9,136,903
	Jefferies Financial Group, Inc.	335,621	20,533,293
	JPMorgan Chase & Co.	2,017,907	617,257,572
	Kearny Financial Corp.	84,156	655,575
	Kemper Corp.	70,144	2,764,375
*	Kentucky First Federal Bancorp	6,573	29,644
*	Kestrel Group Ltd.	9,925	117,810
	KeyCorp	699,616	15,055,736
	Kingstone Cos., Inc.	931	14,384
		Shares	Value†
FINANCIALS — (Continued)
#	Kinsale Capital Group, Inc.	25,262	$10,000,721
	KKR & Co., Inc.	223,300	25,514,258
	Lake Shore Bancorp, Inc.	4,842	74,131
#	Lakeland Financial Corp.	36,728	2,188,989
	Landmark Bancorp, Inc.	8,367	225,825
	Lazard, Inc.	62,191	3,340,901
	LCNB Corp.	10,519	179,980
*	LendingClub Corp.	170,419	2,881,785
*	LendingTree, Inc.	10,934	619,520
	Lincoln National Corp.	211,801	8,813,040
	Live Oak Bancshares, Inc.	50,583	2,021,297
	Loews Corp.	227,665	24,034,594
	LPL Financial Holdings, Inc.	88,990	32,436,855
	M&T Bank Corp.	98,280	21,775,900
	Magyar Bancorp, Inc.	5,872	103,465
	MainStreet Bancshares, Inc.	2,310	49,457
*	Markel Group, Inc.	10,873	22,187,879
	MarketAxess Holdings, Inc.	26,420	4,471,057
	MarketWise, Inc.	706	11,684
*	Marqeta, Inc., Class A	396,658	1,638,198
	Marsh & McLennan Cos., Inc.	286,589	53,933,184
	Mastercard, Inc., Class A	475,606	256,251,757
	Mechanics Bancorp, Class A	14,705	220,428
	Mercantile Bank Corp.	28,300	1,471,034
#	Merchants Bancorp	22,081	915,478
	Mercury General Corp.	79,904	6,998,791
	Meridian Corp.	12,316	233,142
	MetLife, Inc.	464,343	36,627,376
	Metrocity Bankshares, Inc.	6,183	174,175
	Metropolitan Bank Holding Corp.	4,704	435,590
	MGIC Investment Corp.	321,345	8,650,607
	Mid Penn Bancorp, Inc.	17,986	593,358
	Middlefield Banc Corp.	11,702	392,485
	Midland States Bancorp, Inc.	24,656	563,390
	MidWestOne Financial Group, Inc.	30,215	1,399,559

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Moelis & Co., Class A	39,666	$2,842,862
	Moody's Corp.	83,692	43,148,247
	Morgan Stanley	864,182	157,972,470
	Morningstar, Inc.	62,099	12,549,587
	MSCI, Inc.	37,836	23,050,448
	MVB Financial Corp.	15,895	448,875
	Nasdaq, Inc.	376,167	36,446,821
	National Bank Holdings Corp., Class A	76,201	3,061,756
	National Bankshares, Inc.	4,012	146,077
	Navient Corp.	230,281	2,259,057
	NB Bancorp, Inc.	2,213	48,066
	NBT Bancorp, Inc.	83,684	3,718,080
*	NCR Atleos Corp.	106,323	3,965,848
	Nelnet, Inc., Class A	45,933	6,058,563
*	NerdWallet, Inc., Class A	49,576	597,887
*	NI Holdings, Inc.	21,302	290,133
#	Nicolet Bankshares, Inc.	21,309	3,110,688
*	NMI Holdings, Inc.	111,594	4,320,920
	Northeast Bank	12,320	1,419,634
	Northeast Community Bancorp, Inc.	5,283	124,679
	Northern Trust Corp.	177,762	26,562,976
	Northfield Bancorp, Inc.	53,181	655,190
	Northrim BanCorp, Inc.	31,812	749,491
#	Northwest Bancshares, Inc.	207,360	2,670,797
	Norwood Financial Corp.	11,373	346,080
	Oak Valley Bancorp	12,060	385,317
	OceanFirst Financial Corp.	85,641	1,605,769
*	Octave Specialty Group, Inc.	51,615	292,657
	OFG Bancorp	84,093	3,388,948
	Ohio Valley Banc Corp.	6,853	282,001
*	Old Market Capital Corp.	9,421	33,562
#	Old National Bancorp	387,660	9,470,534
	Old Republic International Corp.	490,431	19,210,182
	Old Second Bancorp, Inc.	67,237	1,333,982
#	OneMain Holdings, Inc.	195,249	12,796,619
*	Onity Group, Inc.	12,198	551,594
	OP Bancorp	8,984	125,596
*	Oportun Financial Corp.	5,702	30,905
		Shares	Value†
FINANCIALS — (Continued)
	Oppenheimer Holdings, Inc., Class A	13,697	$1,150,959
	OppFi, Inc.	11,031	105,015
*	OptimumBank Holdings, Inc.	1,636	7,706
	Orange County Bancorp, Inc.	1,054	32,484
	Origin Bancorp, Inc.	34,591	1,481,533
	Orrstown Financial Services, Inc.	28,617	1,030,784
*	Oscar Health, Inc., Class A	85,169	1,222,175
*	Palomar Holdings, Inc.	30,502	3,769,742
#	Park National Corp.	25,617	4,174,034
	Parke Bancorp, Inc.	18,265	498,817
	Pathfinder Bancorp, Inc.	4,141	56,649
#	Pathward Financial, Inc.	43,350	3,914,071
*	Paymentus Holdings, Inc., Class A	50,142	1,340,296
*	Payoneer Global, Inc.	304,948	1,948,618
	PayPal Holdings, Inc.	508,576	26,796,869
*	Paysafe Ltd.	57,165	392,152
*	Paysign, Inc.	2,408	10,041
	PCB Bancorp	16,051	360,184
	Peapack-Gladstone Financial Corp.	26,514	841,024
	PennyMac Financial Services, Inc.	74,787	7,472,717
	Peoples Bancorp of North Carolina, Inc.	9,657	353,736
	Peoples Bancorp, Inc.	41,491	1,349,287
	Peoples Financial Services Corp.	7,247	377,569
	Perella Weinberg Partners	11,067	246,905
	Pinnacle Financial Partners, Inc.	207,255	19,707,878
*	Pioneer Bancorp, Inc.	15,046	212,901
	Piper Sandler Cos.	19,535	6,765,947
#	PJT Partners, Inc., Class A	15,737	2,722,973
	Plumas Bancorp	10,140	508,115
	PNC Financial Services Group, Inc.	220,907	49,328,533
*	Ponce Financial Group, Inc.	24,784	415,876
	Popular, Inc.	151,172	20,185,997
*	PRA Group, Inc.	40,558	518,737
#	Preferred Bank	24,887	2,134,558
	Primerica, Inc.	55,100	14,493,504
	Primis Financial Corp.	36,156	487,383

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Princeton Bancorp, Inc.	10,139	$367,336
	Principal Financial Group, Inc.	241,425	22,867,776
*	Priority Technology Holdings, Inc.	4,161	24,591
*	ProAssurance Corp.	5,544	134,276
	PROG Holdings, Inc.	101,882	3,305,052
	Progressive Corp.	220,073	45,775,184
	Prosperity Bancshares, Inc.	106,783	7,369,095
	Provident Financial Holdings, Inc.	12,923	208,836
#	Provident Financial Services, Inc.	159,300	3,526,902
	Prudential Financial, Inc.	402,962	44,773,108
	QCR Holdings, Inc.	33,505	3,024,161
	Radian Group, Inc.	132,571	4,361,586
	Raymond James Financial, Inc.	178,408	29,590,751
	RBB Bancorp	24,513	508,400
	Red River Bancshares, Inc.	1,695	140,787
	Regional Management Corp.	13,974	517,737
#	Regions Financial Corp.	863,394	24,606,729
	Reinsurance Group of America, Inc., Class A	75,722	15,352,635
*	Remitly Global, Inc.	115,011	1,520,445
	RenaissanceRe Holdings Ltd.	62,334	17,559,488
	Renasant Corp.	155,324	5,857,268
*	Repay Holdings Corp.	101,114	352,888
	Republic Bancorp, Inc., Class A	30,079	2,184,036
*	Rhinebeck Bancorp, Inc.	4,151	48,318
	Richmond Mutual BanCorp, Inc.	8,015	112,450
	Riverview Bancorp, Inc.	49,214	254,436
	RLI Corp.	105,900	6,187,737
*	Robinhood Markets, Inc., Class A	179,508	17,857,456
	Rocket Cos., Inc., Class A	267,859	4,802,712
	S&P Global, Inc.	114,228	60,288,396
	S&T Bancorp, Inc.	53,810	2,294,458
	Safety Insurance Group, Inc.	24,070	1,894,309
	SB Financial Group, Inc.	8,465	193,256
	Seacoast Banking Corp. of Florida	94,819	3,170,747
		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	33,154	$292,418
	SEI Investments Co.	206,798	18,167,204
	Selective Insurance Group, Inc.	86,909	7,307,309
	ServisFirst Bancshares, Inc.	78,587	6,432,346
*	Sezzle, Inc.	4,969	314,240
	Shore Bancshares, Inc.	37,751	716,136
	Sierra Bancorp	20,685	732,456
	Silvercrest Asset Management Group, Inc., Class A	14,147	208,527
	Simmons First National Corp., Class A	252,973	5,142,941
*	SiriusPoint Ltd.	222,153	4,534,143
*	Skyward Specialty Insurance Group, Inc.	25,393	1,133,036
	SLM Corp.	598,418	16,247,049
	SmartFinancial, Inc.	18,942	756,165
#*	SoFi Technologies, Inc.	1,061,098	24,203,645
	Sound Financial Bancorp, Inc.	3,278	143,904
	South Plains Financial, Inc.	6,125	255,167
*	Southern First Bancshares, Inc.	7,643	419,906
	Southern Missouri Bancorp, Inc.	11,863	742,268
	Southside Bancshares, Inc.	30,424	979,349
	Southstate Bank Corp.	90,081	9,217,989
	SR Bancorp, Inc.	691	11,498
	State Street Corp.	216,340	28,310,252
	Stellar Bancorp, Inc.	52,785	1,960,435
*††	Sterling Bancorp, Inc.	40,006	0
	Stewart Information Services Corp.	52,841	3,563,069
	Stifel Financial Corp.	161,601	19,925,403
	Stock Yards Bancorp, Inc.	49,299	3,337,049
#*	StoneX Group, Inc.	80,902	9,082,059
*	Summit State Bank	8,370	114,502
	SWK Holdings Corp.	4,164	72,870
	Synchrony Financial	518,669	37,670,929
#	T. Rowe Price Group, Inc.	187,586	19,824,088
*	Texas Capital Bancshares, Inc.	72,980	7,383,387
#	TFS Financial Corp.	204,438	2,877,465

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Third Coast Bancshares, Inc.	2,238	$90,773
	Timberland Bancorp, Inc.	12,366	481,532
	Tiptree, Inc.	63,187	1,129,784
*	Toast, Inc., Class A	176,961	5,505,257
	Tompkins Financial Corp.	15,365	1,231,044
	Towne Bank	71,691	2,509,185
	TPG, Inc.	19,050	1,122,235
	Tradeweb Markets, Inc., Class A	37,514	3,866,568
	Travelers Cos., Inc.	240,920	68,544,149
	TriCo Bancshares	45,509	2,267,258
*	Triumph Financial, Inc.	34,188	2,156,921
	Truist Financial Corp.	630,411	32,415,734
*	Trupanion, Inc.	8,654	276,841
	TrustCo Bank Corp.	25,938	1,125,709
	Trustmark Corp.	107,353	4,564,650
*	TWFG, Inc.	825	20,617
	U.S. Bancorp	804,562	45,143,974
	UMB Financial Corp.	119,588	15,204,418
	Union Bankshares, Inc.	1,379	34,323
	United Bancorp, Inc.	5,663	78,716
	United Bancshares, Inc.	2,225	89,578
	United Bankshares, Inc.	141,305	5,981,441
	United Community Banks, Inc.	119,338	4,108,807
	United Fire Group, Inc.	36,707	1,319,250
	United Security Bancshares	17,660	189,668
	Unity Bancorp, Inc.	16,677	899,891
	Universal Insurance Holdings, Inc.	56,453	1,718,994
	Univest Financial Corp.	45,663	1,513,272
	Unum Group	278,536	21,160,380
	USCB Financial Holdings, Inc.	8,121	153,081
#	Valley National Bancorp	617,849	7,698,399
	Value Line, Inc.	6,620	248,118
*	Velocity Financial, Inc.	13,161	267,037
	Victory Capital Holdings, Inc., Class A	50,567	3,566,490
	Virginia National Bankshares Corp.	2,069	84,663
	Virtu Financial, Inc., Class A	105,266	4,369,592
		Shares	Value†
FINANCIALS — (Continued)
	Virtus Investment Partners, Inc.	9,718	$1,586,463
	Visa, Inc., Class A	804,437	258,891,960
	Voya Financial, Inc.	180,752	13,856,448
#	W.R. Berkley Corp.	331,934	22,764,034
	WaFd, Inc.	114,826	3,745,624
	Walker & Dunlop, Inc.	49,007	3,082,050
	Washington Trust Bancorp, Inc.	23,010	790,854
	Waterstone Financial, Inc.	38,477	703,744
	Webster Financial Corp.	289,654	19,050,544
	Wells Fargo & Co.	1,780,126	161,083,602
	WesBanco, Inc.	153,360	5,412,074
	West BanCorp, Inc.	24,714	586,463
	Westamerica BanCorp	39,960	2,021,177
	Western Alliance Bancorp	158,330	14,115,119
	Western New England Bancorp, Inc.	34,064	457,480
#	Western Union Co.	281,587	2,638,470
	Westwood Holdings Group, Inc.	17,313	317,001
*	WEX, Inc.	43,370	6,674,643
#	White Mountains Insurance Group Ltd.	5,834	11,930,122
	Willis Towers Watson PLC	83,987	26,663,353
	Wintrust Financial Corp.	113,340	16,716,517
#	WisdomTree, Inc.	215,970	3,498,714
*	World Acceptance Corp.	8,181	991,946
	WSFS Financial Corp.	76,839	4,973,788
	WVS Financial Corp.	803	10,832
	Zions Bancorp NA	261,363	15,658,257
TOTAL FINANCIALS			6,067,986,921
HEALTH CARE — (8.6%)
*	10X Genomics, Inc., Class A	62,083	1,254,077
*	4D Molecular Therapeutics, Inc.	3,893	34,492
††	89bio, Inc.	157	53
	Abbott Laboratories	744,265	81,348,165
	AbbVie, Inc.	1,068,364	238,255,856
††	Abiomed, Inc.	26,621	415,554
	ABVC BioPharma, Inc.	1,901	3,840
*	AC Immune SA	4,217	13,452
#*	Acadia Healthcare Co., Inc.	84,251	1,132,333

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ACADIA Pharmaceuticals, Inc.	87,262	$2,192,894
*	Accendra Health, Inc.	5,950	13,150
	Acme United Corp.	4,368	182,539
*	AdaptHealth Corp.	100,531	1,010,337
*	Adaptive Biotechnologies Corp.	167,739	3,103,172
*	Addus HomeCare Corp.	26,989	2,792,822
*	ADMA Biologics, Inc.	181,251	3,135,642
††	Aduro Biotech, Inc.	7,016	2,666
	Agilent Technologies, Inc.	129,989	17,399,028
*	Agios Pharmaceuticals, Inc.	26,081	715,663
††	Akero Therapeutics, Inc.	2,451	1,593
††	Albireo Pharma, Inc.	28,723	183,253
*	Align Technology, Inc.	25,063	4,086,021
#*	Alkermes PLC	113,702	3,853,361
*	Alnylam Pharmaceuticals, Inc.	27,542	9,310,849
	Amgen, Inc.	373,973	127,853,889
*	AMN Healthcare Services, Inc.	39,319	837,495
*	Amneal Pharmaceuticals, Inc.	256,978	3,515,459
*	AngioDynamics, Inc.	51,215	530,587
*	ANI Pharmaceuticals, Inc.	29,556	2,419,159
*	Anika Therapeutics, Inc.	11,355	104,807
*	Apellis Pharmaceuticals, Inc.	740	16,709
*	Arcturus Therapeutics Holdings, Inc.	2,644	19,751
*	Arcus Biosciences, Inc.	107,774	2,267,565
*	Artivion, Inc.	51,118	2,084,081
*	Astrana Health, Inc.	27,144	617,255
*	Atea Pharmaceuticals, Inc.	81,300	344,712
*	AtriCure, Inc.	25,643	946,996
*	Aura Biosciences, Inc.	4,130	23,128
*	Avalo Therapeutics, Inc.	137	2,070
*	Avanos Medical, Inc.	39,135	521,278
*	Axogen, Inc.	26,196	912,931
*	Aytu BioPharma, Inc.	4,100	10,660
#*	Azenta, Inc.	54,207	2,107,568
		Shares	Value†
HEALTH CARE — (Continued)
#	Baxter International, Inc.	25,489	$511,564
#*	Beam Therapeutics, Inc.	94,145	2,600,285
	Becton Dickinson & Co.	121,029	24,626,981
*	BioAge Labs, Inc.	3,137	59,572
*	Biogen, Inc.	62,495	11,242,226
*	BioLife Solutions, Inc.	65,997	1,438,735
*	BioMarin Pharmaceutical, Inc.	131,942	7,460,001
*	Bio-Rad Laboratories, Inc., Class A	21,633	6,353,612
*	Biote Corp., Class A	41,723	87,201
	Bio-Techne Corp.	109,077	6,990,745
*	Bioventus, Inc., Class A	3,840	30,451
*	Black Diamond Therapeutics, Inc.	10,335	25,734
*	Boston Scientific Corp.	530,072	49,577,634
*	Bridgebio Pharma, Inc.	33,653	2,600,367
*	BrightSpring Health Services, Inc.	17,746	696,885
	Bristol-Myers Squibb Co.	1,064,307	58,590,100
*	Brookdale Senior Living, Inc.	260,066	3,900,990
#	Bruker Corp.	211,954	9,387,443
	Cardinal Health, Inc.	214,638	46,121,413
*	CareDx, Inc.	5,895	121,142
*	Caribou Biosciences, Inc.	19,868	28,014
*	Cassava Sciences, Inc.	7,285	14,497
*	Castle Biosciences, Inc.	42,913	1,690,343
*	Catalyst Pharmaceuticals, Inc.	139,794	3,396,994
*	Celldex Therapeutics, Inc.	8,289	203,909
	Cencora, Inc.	130,545	46,894,375
*	Centene Corp.	360,439	15,614,218
#*	Certara, Inc.	152,896	1,343,956
*	Champions Oncology, Inc.	1,709	12,493
*	Charles River Laboratories International, Inc.	37,147	7,818,701
	Chemed Corp.	17,465	7,460,000
*††	Chinook Therapeutics, Inc.	54,163	0
	Cigna Group	195,864	53,688,281

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Collegium Pharmaceutical, Inc.	62,704	$2,879,368
*	Community Health Systems, Inc.	103,911	333,554
	Concentra Group Holdings Parent, Inc.	165,955	3,680,882
	CONMED Corp.	29,806	1,144,252
#*	Cooper Cos., Inc.	142,493	11,596,080
*	Corbus Pharmaceuticals Holdings, Inc.	2,374	19,633
#*	Corcept Therapeutics, Inc.	59,859	2,386,578
*	CorVel Corp.	66,490	4,629,699
*	Coya Therapeutics, Inc.	1,715	7,975
#*	CRISPR Therapeutics AG	89,596	4,476,216
*	Cross Country Healthcare, Inc.	52,782	491,928
*	CryoPort, Inc.	30,800	292,908
*	Cullinan Therapeutics, Inc.	5,848	69,942
	CVS Health Corp.	436,665	32,540,276
*	Cytek Biosciences, Inc.	130,829	654,145
	Danaher Corp.	249,608	54,636,695
#*	DaVita, Inc.	129,575	14,167,731
*	Day One Biopharmaceuticals, Inc.	21,852	243,868
*	Definitive Healthcare Corp.	17,550	40,716
*	Denali Therapeutics, Inc.	86,144	1,872,771
	Dentsply Sirona, Inc.	17,052	212,638
*	Design Therapeutics, Inc.	2,582	26,362
*	Dexcom, Inc.	130,167	9,507,398
*	Doximity, Inc., Class A	91,374	3,423,784
#	Dynavax Technologies Corp.	0	0
*	Edgewise Therapeutics, Inc.	11,496	323,612
*	Edwards Lifesciences Corp.	212,366	17,278,098
*	Elanco Animal Health, Inc.	463,016	11,149,425
*	Electromed, Inc.	5,226	156,101
#	Elevance Health, Inc.	134,124	46,372,032
	Eli Lilly & Co.	443,641	460,122,263
	Embecta Corp.	27,265	289,282
*	Emergent BioSolutions, Inc.	24,773	280,926
		Shares	Value†
HEALTH CARE — (Continued)
*	Enanta Pharmaceuticals, Inc.	4,018	$51,832
	Encompass Health Corp.	158,931	15,023,747
*	Enhabit, Inc.	61,784	656,764
#*	Enovis Corp.	42,015	926,011
	Ensign Group, Inc.	66,668	11,444,229
*	Envista Holdings Corp.	196,801	4,618,919
*	Exact Sciences Corp.	105,127	10,758,697
*	Exelixis, Inc.	293,390	12,134,610
*	FONAR Corp.	11,430	213,055
*	Fortrea Holdings, Inc.	85,008	1,428,984
*	Fulcrum Therapeutics, Inc.	58,652	629,336
*	Fulgent Genetics, Inc.	37,350	978,570
*	GE HealthCare Technologies, Inc.	222,641	17,581,960
*	GeneDx Holdings Corp.	3,818	367,521
	Gilead Sciences, Inc.	815,631	115,778,820
*	Globus Medical, Inc., Class A	49,926	4,527,290
*	GoodRx Holdings, Inc., Class A	44,838	101,782
*	GRAIL, Inc.	8,622	843,404
*	Guardant Health, Inc.	10,606	1,209,508
*	Haemonetics Corp.	71,921	4,794,254
*	Halozyme Therapeutics, Inc.	82,351	5,905,390
*	Harmony Biosciences Holdings, Inc.	63,429	2,316,427
*	Harrow, Inc.	10,642	435,683
#	HCA Healthcare, Inc.	86,178	42,078,132
*	HealthEquity, Inc.	85,129	7,293,001
	HealthStream, Inc.	34,603	771,301
*	Henry Schein, Inc.	128,422	9,693,293
*	Hologic, Inc.	142,635	10,687,641
	Humana, Inc.	72,492	14,150,438
*	ICU Medical, Inc.	18,960	2,842,104
*	Ideaya Biosciences, Inc.	13,801	444,254
*	IDEXX Laboratories, Inc.	40,087	26,876,730
*	Illumina, Inc.	38,119	5,520,012
*	ImmuCell Corp.	450	2,709
*	Incyte Corp.	88,053	8,811,464
*	Indivior Pharmaceuticals, Inc.	41,146	1,455,745
*	InfuSystem Holdings, Inc.	25,741	212,621
*	Innoviva, Inc.	107,568	2,151,360
*	Inogen, Inc.	2,700	15,930
*	Insmed, Inc.	45,567	7,148,095
*	Instil Bio, Inc.	1,052	7,427
*	Insulet Corp.	35,750	9,145,208

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Integer Holdings Corp.	41,547	$3,608,772
*	Integra LifeSciences Holdings Corp.	42,689	475,555
#*	Intellia Therapeutics, Inc.	13,300	174,895
*	Intuitive Surgical, Inc.	100,052	50,448,219
*	Ionis Pharmaceuticals, Inc.	23,995	1,983,667
*	IQVIA Holdings, Inc.	122,306	28,148,726
	iRadimed Corp.	6,081	595,208
*††	iTeos Therapeutics, Inc.	39,881	0
*	Jazz Pharmaceuticals PLC	48,686	8,008,360
	Johnson & Johnson	1,283,312	291,632,652
#*	Joint Corp.	22,463	219,688
*	Kewaunee Scientific Corp.	4,457	176,230
*	Kezar Life Sciences, Inc.	1,823	11,066
*	Kiniksa Pharmaceuticals International PLC	45,370	1,992,650
#*	Krystal Biotech, Inc.	27,604	7,708,141
*	Kura Oncology, Inc.	19,776	160,581
*	Kymera Therapeutics, Inc.	27,712	2,014,385
	Labcorp Holdings, Inc.	92,172	25,026,541
*	Lantheus Holdings, Inc.	112,621	7,536,597
	LeMaitre Vascular, Inc.	23,375	1,986,174
#*	LENZ Therapeutics, Inc.	4,214	66,665
#*	Lexeo Therapeutics, Inc.	86,226	638,935
*	LifeStance Health Group, Inc.	114,281	807,967
#*	Ligand Pharmaceuticals, Inc.	21,237	4,079,628
*	LivaNova PLC	50,265	3,302,913
*	Lyell Immunopharma, Inc.	1,241	29,784
*	MannKind Corp.	204,404	1,181,455
*	MaxCyte, Inc.	25,520	23,142
	McKesson Corp.	60,185	50,026,374
*	Medpace Holdings, Inc.	22,289	12,982,897
	Medtronic PLC	435,456	44,834,550
	Merck & Co., Inc.	1,090,882	120,291,558
*	Merit Medical Systems, Inc.	63,458	5,145,809
	Mesa Laboratories, Inc.	3,066	241,478
		Shares	Value†
HEALTH CARE — (Continued)
*	Mettler-Toledo International, Inc.	10,670	$14,652,471
*	MiMedx Group, Inc.	9,037	46,179
††	Mirati Therapeutics, Inc.	10,076	30,026
#	Moderna, Inc.	0	0
*	Molina Healthcare, Inc.	66,098	11,870,540
*	Monte Rosa Therapeutics, Inc.	10,955	224,797
*	Myriad Genetics, Inc.	62,736	352,576
*	Natera, Inc.	47,271	10,926,219
	National HealthCare Corp.	22,322	3,194,501
	National Research Corp.	16,853	342,790
*	NeoGenomics, Inc.	122,534	1,477,760
*††	Neoleukin Therapeutics, Inc.	3,638	0
*	Neumora Therapeutics, Inc.	7,610	15,144
*	Neurocrine Biosciences, Inc.	63,518	8,642,259
*	NextCure, Inc.	1,047	11,360
*	Niagen Bioscience, Inc.	29,503	176,723
#*	Nutex Health, Inc.	1,001	148,939
*	Olema Pharmaceuticals, Inc.	56,634	1,456,626
*»	OmniAb, Inc. (2200963D US)	12,217	0
*»	OmniAb, Inc. (2200964D US)	12,217	0
*	OmniAb, Inc. (OABI UQ)	75,115	136,709
*	Omnicell, Inc.	49,140	2,383,290
*††	Opiant Pharmaceuticals, Inc.	3,087	0
*	OptimizeRx Corp.	1,149	12,363
*	Option Care Health, Inc.	101,207	3,441,038
	Oramed Pharmaceuticals, Inc.	3,131	10,551
*	OraSure Technologies, Inc.	103,715	289,365
*	Organogenesis Holdings, Inc.	5,753	23,012
	Organon & Co.	46,976	401,175
*	ORIC Pharmaceuticals, Inc.	11,220	115,117
*	Orthofix Medical, Inc.	2,980	39,425
*	OrthoPediatrics Corp.	27,387	478,177

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Pacific Biosciences of California, Inc.	90,801	$205,210
*	Pacira BioSciences, Inc.	60,619	1,245,114
*	Passage Bio, Inc.	293	3,370
#*††	PDL BioPharma, Inc.	309,383	129,941
*	Pediatrix Medical Group, Inc.	76,071	1,626,398
*	Pennant Group, Inc.	34,381	949,603
*	Penumbra, Inc.	20,663	7,400,867
*	PepGen, Inc.	800	4,104
	Perrigo Co. PLC	41,781	593,708
*	Personalis, Inc.	17,005	159,337
	Pfizer, Inc.	2,188,080	57,852,835
	Phibro Animal Health Corp., Class A	34,077	1,368,192
††	Poseida Therapeutics, Inc.	24,504	12,252
*	Precipio, Inc.	614	15,068
*	Prelude Therapeutics, Inc.	4,982	9,217
*	Prestige Consumer Healthcare, Inc.	69,177	4,459,841
*	Privia Health Group, Inc.	58,752	1,364,221
#*	Pro-Dex, Inc.	5,042	197,798
*	Progyny, Inc.	51,291	1,224,316
*	Protagonist Therapeutics, Inc.	3,412	279,102
*	Prothena Corp. PLC	31,179	274,687
*	PTC Therapeutics, Inc.	46,890	3,541,602
*	Puma Biotechnology, Inc.	15,715	101,833
	Quest Diagnostics, Inc.	150,109	28,074,886
#*	QuidelOrtho Corp.	35,900	975,403
*	RadNet, Inc.	72,530	5,084,353
*	Rafael Holdings, Inc., Class B	19,697	22,849
	Regeneron Pharmaceuticals, Inc.	43,042	31,913,491
*	REGENXBIO, Inc.	24,250	270,630
*	Relay Therapeutics, Inc.	53,160	407,206
*	Repligen Corp.	40,491	6,048,141
*	Replimune Group, Inc.	19,995	140,565
	ResMed, Inc.	75,280	19,445,577
*	Revolution Medicines, Inc.	57,467	5,571,426
#	Revvity, Inc.	91,972	10,006,554
*	Rigel Pharmaceuticals, Inc.	14,324	499,335
*	Roivant Sciences Ltd.	467,974	10,117,598
		Shares	Value†
HEALTH CARE — (Continued)
	Royalty Pharma PLC, Class A	217,913	$9,082,614
*	Sagimet Biosciences, Inc., Class A	4,643	26,326
#	Sarepta Therapeutics, Inc.	0	0
	Select Medical Holdings Corp.	181,233	2,727,557
*	Sensus Healthcare, Inc.	11,506	59,026
*	Shattuck Labs, Inc.	2,713	10,499
*	SI-BONE, Inc.	13,687	226,930
	SIGA Technologies, Inc.	85,268	571,296
*	Sight Sciences, Inc.	34,102	214,161
*	Solid Biosciences, Inc.	9,317	60,188
*	Solventum Corp.	58,329	4,489,583
*	Sotera Health Co.	178,857	3,240,889
*	STAAR Surgical Co.	43,651	827,186
	STERIS PLC	80,675	21,185,255
*	Stoke Therapeutics, Inc.	3,108	94,297
*	Strata Critical Medical, Inc.	74,071	361,466
	Stryker Corp.	132,755	49,060,938
#*	Summit Therapeutics, Inc.	14,032	203,183
*	Supernus Pharmaceuticals, Inc.	86,307	4,156,545
#*	Surgery Partners, Inc.	63,450	942,867
*	Tactile Systems Technology, Inc.	29,936	863,953
*	Talkspace, Inc.	98,422	397,625
#*	Teladoc Health, Inc.	101,350	552,358
	Teleflex, Inc.	34,639	3,615,272
*	Tenax Therapeutics, Inc.	2,835	35,466
*	Tenet Healthcare Corp.	132,668	25,111,399
*	Terns Pharmaceuticals, Inc.	63,889	2,210,559
*	TG Therapeutics, Inc.	24,848	731,277
*	Theravance Biopharma, Inc.	51,361	972,777
	Thermo Fisher Scientific, Inc.	135,704	78,519,691
*††	Third Harmonic Bio, Inc.	1,616	48
#*	TransMedics Group, Inc.	14,881	1,993,682
*	TruBridge, Inc.	1,910	36,959
*	Twist Bioscience Corp.	6,828	280,426

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	U.S. Physical Therapy, Inc.	20,660	$1,732,754
#*	UFP Technologies, Inc.	8,567	2,151,516
*	Unicycive Therapeutics, Inc.	3,063	18,286
*	United Therapeutics Corp.	56,215	26,392,380
	UnitedHealth Group, Inc.	387,096	111,069,455
	Universal Health Services, Inc., Class B	102,722	20,673,830
	Utah Medical Products, Inc.	4,622	282,219
*	Vanda Pharmaceuticals, Inc.	72,794	548,867
*	Varex Imaging Corp.	42,929	598,430
*	Veeva Systems, Inc., Class A	48,960	9,983,923
*	Veracyte, Inc.	121,850	4,640,048
*	Vericel Corp.	20,530	738,669
*	Vertex Pharmaceuticals, Inc.	80,251	37,709,945
	Viatris, Inc.	540,186	7,071,035
*	Vir Biotechnology, Inc.	29,791	221,645
*	Voyager Therapeutics, Inc.	46,714	182,185
*	Waters Corp.	51,456	19,075,768
	West Pharmaceutical Services, Inc.	49,175	11,365,326
*	Xencor, Inc.	68,045	822,664
*	Xenon Pharmaceuticals, Inc.	31,320	1,284,433
*	XOMA Royalty Corp.	6,905	177,182
*	Zevra Therapeutics, Inc.	21,806	196,254
#	Zimmer Biomet Holdings, Inc.	137,828	12,000,684
	Zoetis, Inc.	257,028	32,082,235
*	Zymeworks, Inc.	62,006	1,396,995
TOTAL HEALTH CARE			3,386,843,220
INDUSTRIALS — (12.4%)
	3M Co.	240,181	36,786,122
#	A.O. Smith Corp.	163,105	11,986,586
#	AAON, Inc.	103,073	9,385,827
#*	AAR Corp.	57,780	6,119,480
#	ABM Industries, Inc.	113,043	5,204,500
	ACCO Brands Corp.	98,566	385,393
	Acuity, Inc.	51,134	15,812,678
*	ACV Auctions, Inc., Class A	59,553	465,109
		Shares	Value†
INDUSTRIALS — (Continued)
#	Advanced Drainage Systems, Inc.	119,804	$18,215,000
	Aebi Schmidt Holding AG	45,339	663,763
	AECOM	151,570	14,615,895
#*	AeroVironment, Inc.	4,644	1,292,843
*	AerSale Corp.	6,644	49,764
#	AGCO Corp.	148,539	16,845,808
*	Air Industries Group	3,217	10,648
	Alamo Group, Inc.	17,430	3,404,253
*	Alaska Air Group, Inc.	131,785	6,698,632
	Albany International Corp., Class A	34,727	1,927,001
	Alight, Inc., Class A	40,257	61,593
#*	Allegiant Travel Co.	19,667	1,743,086
	Allegion PLC	89,351	14,777,762
	Allient, Inc.	23,164	1,413,236
	Allison Transmission Holdings, Inc.	196,572	21,367,376
*	Alpha Pro Tech Ltd.	8,900	44,856
*	Amentum Holdings, Inc.	97,420	3,485,688
#*	Ameresco, Inc., Class A	45,056	1,412,055
*	American Airlines Group, Inc.	299,766	3,986,888
*	American Superconductor Corp.	26,353	788,482
*	American Woodmark Corp.	20,961	1,244,874
	AMETEK, Inc.	153,531	34,387,873
*	API Group Corp.	190,963	7,938,332
	Apogee Enterprises, Inc.	23,480	871,812
	Applied Industrial Technologies, Inc.	42,933	11,180,183
	ArcBest Corp.	32,002	2,887,220
	Arcosa, Inc.	70,560	8,077,003
	Argan, Inc.	26,464	9,185,919
	Armstrong World Industries, Inc.	57,332	10,534,182
*	Art's-Way Manufacturing Co., Inc.	1,471	3,766
	Astec Industries, Inc.	27,151	1,322,797
*	Astronics Corp. (ATRO US)	32,863	2,489,372
*	Astronics Corp. (ATROB US), Class B	10,587	805,353
*	ATI, Inc.	185,772	22,348,372
	Atkore, Inc.	61,884	4,297,844
	Atmus Filtration Technologies, Inc.	39,370	2,282,279
	Automatic Data Processing, Inc.	276,301	68,196,613

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Avis Budget Group, Inc.	8,659	$995,698
#*	Axon Enterprise, Inc.	24,976	12,077,894
	AZZ, Inc.	35,146	4,368,296
	Barrett Business Services, Inc.	29,493	1,120,734
	BGSF, Inc.	17,473	100,120
*	Bloom Energy Corp., Class A	177	26,792
*	Blue Bird Corp.	27,011	1,358,923
*	BlueLinx Holdings, Inc.	8,572	596,268
*	Boeing Co.	293,933	68,698,021
	Boise Cascade Co.	56,470	4,563,341
	Booz Allen Hamilton Holding Corp.	115,544	10,216,400
*	Bowman Consulting Group Ltd.	1,831	63,774
	Brady Corp., Class A	67,794	5,862,147
*	BrightView Holdings, Inc.	85,940	1,148,158
	Brink's Co.	50,805	6,454,267
	Broadridge Financial Solutions, Inc.	77,537	15,283,318
*	Builders FirstSource, Inc.	194,534	22,254,690
	BWX Technologies, Inc.	115,982	23,826,182
#*	Byrna Technologies, Inc.	6,356	87,141
*	CACI International, Inc., Class A	36,024	22,355,774
*	Cadeler AS (CDLR US), ADR	25,545	610,526
	Cadre Holdings, Inc.	24,457	978,525
#	Carlisle Cos., Inc.	46,864	15,975,469
	Carpenter Technology Corp.	75,127	23,877,614
	Carrier Global Corp.	471,222	28,075,407
*	Casella Waste Systems, Inc., Class A	21,820	2,201,202
	Caterpillar, Inc.	395,971	260,295,497
#*	CBIZ, Inc.	26,669	1,049,425
*	CECO Environmental Corp.	67,908	4,579,036
	CH Robinson Worldwide, Inc.	109,709	21,387,770
*	Chart Industries, Inc.	36,180	7,501,561
#*	Cimpress PLC	17,085	1,351,253
	Cintas Corp.	170,603	32,651,708
	Civeo Corp.	16,117	408,082
#*	Clarivate PLC	138,803	367,828
*	Clean Harbors, Inc.	97,410	25,317,833
	CNH Industrial NV	1,060,418	11,410,098
	Columbus McKinnon Corp.	27,958	589,355
		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	28,673	$32,747,433
	CompX International, Inc.	5,126	119,436
	Concentrix Corp.	4,095	152,948
*	Concrete Pumping Holdings, Inc.	40,204	232,379
*	Conduent, Inc.	195,035	271,099
#*	Construction Partners, Inc., Class A	46,525	5,112,167
	Copa Holdings SA, Class A	22,910	3,124,924
*	Copart, Inc.	353,405	14,341,175
*	Core & Main, Inc., Class A	103,686	5,532,685
*	Costamare Bulkers Holdings Ltd.	41,465	685,416
	Costamare, Inc.	249,679	4,189,614
	Covenant Logistics Group, Inc.	73,858	1,816,907
*»	CPI Aerostructures, Inc.	3,017	11,766
	CRA International, Inc.	13,210	2,495,897
	Crane Co.	66,290	12,107,206
	CSG Systems International, Inc.	32,255	2,572,336
	CSW Industrials, Inc.	19,724	5,325,086
	CSX Corp.	1,531,212	57,818,565
	Cummins, Inc.	101,469	58,732,287
	Curtiss-Wright Corp.	37,136	24,386,840
*	Custom Truck One Source, Inc.	12,189	77,034
	Deere & Co.	172,280	90,963,840
	Delta Air Lines, Inc.	567,330	37,381,374
#	Deluxe Corp.	58,984	1,557,178
*	Distribution Solutions Group, Inc.	37,916	1,076,435
*	DLH Holdings Corp.	17,762	101,421
*	DNOW, Inc.	276,137	4,194,521
	Donaldson Co., Inc.	202,054	20,597,385
	Douglas Dynamics, Inc.	33,855	1,275,656
	Dover Corp.	119,770	24,132,457
*	Ducommun, Inc.	28,421	3,221,520
*	DXP Enterprises, Inc.	18,046	2,346,882
*	Dycom Industries, Inc.	46,917	17,096,086
	Eastern Co.	10,629	198,762
	Eaton Corp. PLC	173,614	61,011,432
	EMCOR Group, Inc.	41,862	30,171,199
	Emerson Electric Co.	239,422	35,185,457
*	Energy Recovery, Inc.	40,044	584,242
	Enerpac Tool Group Corp.	60,742	2,451,547
	EnerSys	56,009	10,092,262
	Ennis, Inc.	33,077	644,671
	Enpro, Inc.	22,794	5,442,751

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Enviri Corp.	118,080	$2,234,074
	Equifax, Inc.	63,541	12,797,157
	Esab Corp.	69,874	8,461,741
	ESCO Technologies, Inc.	44,193	10,083,517
	Espey Mfg. & Electronics Corp.	1,489	78,723
*	Everus Construction Group, Inc.	67,329	5,957,943
	EVI Industries, Inc.	100	2,570
*	ExlService Holdings, Inc.	167,057	6,540,282
	Expeditors International of Washington, Inc.	196,003	31,466,322
	Exponent, Inc.	50,240	3,610,749
	Fastenal Co.	883,668	38,315,844
#	Federal Signal Corp.	69,987	7,564,895
	FedEx Corp.	207,996	67,026,711
	Ferguson Enterprises, Inc.	158,657	40,054,546
	Flowserve Corp.	106,106	8,292,184
*	Fluor Corp.	148,053	6,838,568
*	Forrester Research, Inc.	3,324	26,958
	Fortive Corp.	219,909	11,613,394
	Fortune Brands Innovations, Inc.	128,804	6,968,296
*	Franklin Covey Co.	13,297	270,860
	Franklin Electric Co., Inc.	51,229	5,103,433
*	FreightCar America, Inc.	4,172	48,020
	FTAI Aviation Ltd.	38,186	10,398,812
#	FTAI Infrastructure, Inc.	11,714	68,175
*	FTI Consulting, Inc.	35,537	6,207,248
*	Gates Industrial Corp. PLC	108,211	2,491,017
	GATX Corp.	62,963	11,453,599
	GE Vernova, Inc.	87,657	63,671,415
#	Genco Shipping & Trading Ltd.	64,108	1,339,857
*	Gencor Industries, Inc.	17,967	257,647
*	Generac Holdings, Inc.	65,769	11,051,823
	General Dynamics Corp.	131,153	46,046,507
	General Electric Co.	350,629	107,569,471
	Genpact Ltd.	292,097	12,881,478
*	Gibraltar Industries, Inc.	51,225	2,625,794
	Global Industrial Co.	39,446	1,205,470
	Gorman-Rupp Co.	45,308	2,468,833
	Graco, Inc.	126,975	11,088,727
*	Graham Corp.	11,938	834,705
		Shares	Value†
INDUSTRIALS — (Continued)
#	Granite Construction, Inc.	57,914	$6,992,536
*	Great Lakes Dredge & Dock Corp.	149,519	2,239,795
	Greenbrier Cos., Inc.	44,435	2,240,413
	Griffon Corp.	60,536	4,930,657
*	GXO Logistics, Inc.	164,712	9,321,052
*	Hayward Holdings, Inc.	129,601	2,091,760
*	Healthcare Services Group, Inc.	30,469	573,427
	Heartland Express, Inc.	29,435	296,999
#	HEICO Corp. (HEI US)	28,002	9,266,142
	HEICO Corp. (HEIA US), Class A	34,159	8,696,540
	Helios Technologies, Inc.	36,854	2,387,402
	Herc Holdings, Inc.	62,312	8,931,802
#	Hexcel Corp.	117,669	9,744,170
*	Hillman Solutions Corp.	106,790	1,000,622
	HireQuest, Inc.	1,136	12,757
#	HNI Corp.	85,710	4,096,081
	Honeywell International, Inc.	366,579	83,404,054
	Howmet Aerospace, Inc.	219,796	45,735,152
	Hub Group, Inc., Class A	87,153	4,146,740
	Hubbell, Inc.	53,722	26,213,113
*	Hudson Technologies, Inc.	52,997	379,988
#	Huntington Ingalls Industries, Inc.	67,951	28,574,075
*	Hurco Cos., Inc.	6,927	114,573
*	Huron Consulting Group, Inc.	44,531	7,525,739
*	Hyliion Holdings Corp.	13,144	26,945
	Hyster-Yale, Inc.	14,752	493,454
*	IBEX Holdings Ltd.	825	30,690
	ICF International, Inc.	25,324	2,361,463
	IDEX Corp.	54,755	10,871,605
#*	IES Holdings, Inc.	16,492	6,271,743
	Illinois Tool Works, Inc.	209,372	54,700,529
	Ingersoll Rand, Inc.	284,769	24,515,763
*	Innodata, Inc.	7,154	396,618
*	Innovative Solutions & Support, Inc.	18,819	347,963
	Insperity, Inc.	30,882	1,319,588
	Insteel Industries, Inc.	27,905	924,772
	Interface, Inc.	84,005	2,643,637
	ITT, Inc.	125,865	22,945,190
	Jacobs Solutions, Inc.	91,834	12,421,467

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Janus International Group, Inc.	88,715	$608,585
	JB Hunt Transport Services, Inc.	107,434	21,779,020
*	JELD-WEN Holding, Inc.	37,499	101,997
#*	JetBlue Airways Corp.	317,007	1,543,824
	Johnson Controls International PLC	429,175	51,183,410
#	Kadant, Inc.	13,833	4,440,946
	Karat Packaging, Inc.	2,625	64,234
	KBR, Inc.	245,783	10,521,970
	Kelly Services, Inc., Class A	39,368	424,781
#	Kennametal, Inc.	92,060	3,165,943
	Kforce, Inc.	31,319	1,106,500
*	Kirby Corp.	91,815	10,802,953
	Knight-Swift Transportation Holdings, Inc.	262,535	14,465,679
	Korn Ferry	75,091	5,216,572
*	Kratos Defense & Security Solutions, Inc.	224,693	23,145,626
*	L.B. Foster Co., Class A	19,519	586,546
	L3Harris Technologies, Inc.	112,435	38,548,340
	Landstar System, Inc.	56,527	8,442,873
*	Legalzoom.com, Inc.	62,750	557,848
	Leidos Holdings, Inc.	123,636	23,278,186
#	Lennox International, Inc.	30,964	15,329,657
	Leonardo DRS, Inc.	12,806	525,814
#*	Limbach Holdings, Inc.	15,171	1,304,403
	Lincoln Electric Holdings, Inc.	71,248	18,905,657
	Lindsay Corp.	15,041	1,884,186
*	Liquidity Services, Inc.	49,831	1,594,592
*	Loar Holdings, Inc.	14,324	982,340
	Lockheed Martin Corp.	185,891	117,895,790
	LSI Industries, Inc.	48,177	1,065,193
	Luxfer Holdings PLC	30,675	464,420
*	Lyft, Inc., Class A	180,136	3,038,894
*	Manitowoc Co., Inc.	55,367	715,342
	ManpowerGroup, Inc.	11,134	404,498
	Marten Transport Ltd.	118,631	1,459,161
	Masco Corp.	170,498	11,268,213
*	MasTec, Inc.	98,161	23,605,757
*	Mastech Digital, Inc.	14,713	102,108
*	Masterbrand, Inc.	170,387	2,065,090
*	Matrix Service Co.	40,462	579,416
	Matson, Inc.	48,999	7,854,540
	Maximus, Inc.	79,392	7,497,780
		Shares	Value†
INDUSTRIALS — (Continued)
*	Mayville Engineering Co., Inc.	30,534	$598,466
	McGrath RentCorp	11,013	1,230,042
#*	Mercury Systems, Inc.	70,599	6,627,834
*	Microvast Holdings, Inc.	63,869	167,337
*	Middleby Corp.	54,751	8,057,705
	Miller Industries, Inc.	15,332	628,152
	MillerKnoll, Inc.	62,753	1,260,080
*	Mistras Group, Inc.	24,943	352,694
*	Modine Manufacturing Co.	53,021	9,790,858
*	Montrose Environmental Group, Inc.	14,614	325,600
	Moog, Inc., Class A	40,753	12,443,929
	MSA Safety, Inc.	45,062	7,982,733
	MSC Industrial Direct Co., Inc., Class A	56,144	4,735,185
	Mueller Industries, Inc.	186,280	25,360,159
	Mueller Water Products, Inc., Class A	179,960	4,871,517
#*	MYR Group, Inc.	25,819	6,455,783
	National Presto Industries, Inc.	10,290	1,310,946
*	Nephros, Inc.	2,333	10,055
*	Nextpower, Inc., Class A	1	117
	NL Industries, Inc.	247,497	1,504,782
	Nordson Corp.	47,563	13,057,470
	Norfolk Southern Corp.	161,057	46,906,241
	Northrop Grumman Corp.	65,021	45,011,437
*	NPK International, Inc.	144,917	2,001,304
	nVent Electric PLC	218,795	24,561,927
*	NWPX Infrastructure, Inc.	14,566	982,477
	Old Dominion Freight Line, Inc.	107,692	18,652,254
	Omega Flex, Inc.	6,370	210,146
*	OPENLANE, Inc.	152,877	4,592,425
*	Optex Systems Holdings, Inc.	1,457	21,753
*	Orion Group Holdings, Inc.	52,747	644,568
	Oshkosh Corp.	106,973	15,384,857
	Otis Worldwide Corp.	266,929	22,801,075
	Owens Corning	164,827	19,752,868
	PACCAR, Inc.	417,696	51,339,015
*	PAMT Corp.	39,056	423,758
	Pangaea Logistics Solutions Ltd.	62,914	533,511

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Park Aerospace Corp.	24,358	$596,527
	Parker-Hannifin Corp.	56,704	53,065,871
	Park-Ohio Holdings Corp.	28,070	633,259
*	Parsons Corp.	61,416	4,302,805
	Paychex, Inc.	207,898	21,440,521
	Paycom Software, Inc.	40,675	5,480,956
*	Paylocity Holding Corp.	35,904	4,846,322
	Pentair PLC	274,046	28,876,227
*	Perma-Fix Environmental Services, Inc.	9,203	140,530
*	Perma-Pipe International Holdings, Inc.	8,588	248,021
*	Pioneer Power Solutions, Inc.	2,539	10,842
	Pitney Bowes, Inc.	71,548	746,246
#*	Planet Labs PBC	45,823	1,144,200
*	Plug Power, Inc.	637,508	1,348,329
#	Powell Industries, Inc.	13,973	6,198,283
*	Power Solutions International, Inc.	7,532	539,743
#	Preformed Line Products Co.	10,082	2,529,977
#	Primoris Services Corp.	97,174	14,406,046
*	Proto Labs, Inc.	34,869	1,835,853
	Quad/Graphics, Inc.	78,661	481,405
	Quanta Services, Inc.	94,162	44,692,110
*	Radiant Logistics, Inc.	76,452	514,522
*	RBC Bearings, Inc.	30,704	15,341,868
*	RCM Technologies, Inc.	10,846	225,705
#	Regal Rexnord Corp.	116,184	18,763,716
	Republic Services, Inc.	127,644	27,454,948
*	Resideo Technologies, Inc.	217,232	7,442,368
	Resources Connection, Inc.	15,303	69,323
	REV Group, Inc.	63,194	4,038,097
#	Robert Half, Inc.	65,070	2,252,073
#*	Rocket Lab Corp.	129,459	10,365,782
	Rockwell Automation, Inc.	89,828	37,875,976
	Rollins, Inc.	285,473	18,081,860
	RTX Corp.	782,005	157,128,265
#	Rush Enterprises, Inc. (RUSHA US), Class A	101,874	6,539,292
	Rush Enterprises, Inc. (RUSHB US), Class B	8,203	484,059
#*	RXO, Inc.	163,181	2,379,179
		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	117,115	$22,401,757
*	Saia, Inc.	20,044	6,712,134
	Schneider National, Inc., Class B	84,586	2,270,288
	Science Applications International Corp.	106,239	10,810,881
	Sensata Technologies Holding PLC	125,491	4,340,734
*	SES AI Corp.	206,253	418,694
*	Shoals Technologies Group, Inc., Class A	115,224	1,087,715
*	SIFCO Industries, Inc.	3,251	20,026
	Simpson Manufacturing Co., Inc.	47,717	8,435,411
*	SiteOne Landscape Supply, Inc.	61,370	8,809,050
*	SkyWest, Inc.	69,236	6,682,659
	Snap-on, Inc.	60,102	22,003,943
#	Southwest Airlines Co.	534,671	25,407,566
*	SPX Technologies, Inc.	54,810	11,422,952
	SS&C Technologies Holdings, Inc.	215,748	17,667,604
*	StandardAero, Inc.	84,532	2,611,193
	Standex International Corp.	13,075	3,138,000
	Stanley Black & Decker, Inc.	111,297	8,754,622
*	Star Equity Holdings, Inc.	9,838	101,036
*	Sterling Infrastructure, Inc.	38,835	13,899,435
*	Sun Country Airlines Holdings, Inc.	4,089	71,721
#*	Sunrun, Inc.	191,240	3,633,560
*	Symbotic, Inc.	5,013	272,557
*	TaskUS, Inc., Class A	41,945	453,006
*	Taylor Devices, Inc.	3,116	226,658
*	TechPrecision Corp.	875	4,174
#	Tecnoglass, Inc.	56,280	2,752,655
	Tennant Co.	24,357	1,853,324
#	Terex Corp.	116,301	6,629,157
	Tetra Tech, Inc.	300,592	11,320,295
	Textron, Inc.	189,605	16,696,616
*	Thermon Group Holdings, Inc.	68,199	3,086,005
#*	TIC Solutions, Inc.	93,154	940,855
	Timken Co.	122,501	11,415,868
*	Titan International, Inc.	95,454	910,631
*	Titan Machinery, Inc.	28,528	464,151
	Toro Co.	140,852	12,887,958

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Trane Technologies PLC	104,204	$43,826,118
*	Transcat, Inc.	13,668	824,317
#	TransDigm Group, Inc.	21,929	31,304,525
	TransUnion	154,848	12,236,089
*	Trex Co., Inc.	123,443	5,113,009
	TriNet Group, Inc.	49,859	3,053,365
	Trinity Industries, Inc.	138,424	3,978,306
*	TrueBlue, Inc.	25,723	137,875
	Tutor Perini Corp.	107,309	8,465,607
	Twin Disc, Inc.	6,300	108,297
*	Uber Technologies, Inc.	416,151	33,312,888
	UFP Industries, Inc.	83,813	8,656,207
*	U-Haul Holding Co. (UHAL US)	14,594	825,291
	U-Haul Holding Co. (UHAL/B US)	268,808	13,792,538
	UL Solutions, Inc., Class A	16,393	1,151,280
*	Ultralife Corp.	46,900	299,222
	UniFirst Corp.	20,281	4,360,415
	Union Pacific Corp.	360,082	84,655,278
*	United Airlines Holdings, Inc.	370,452	37,904,649
	United Parcel Service, Inc., Class B	313,810	33,332,898
	United Rentals, Inc.	77,157	60,341,403
#	Universal Logistics Holdings, Inc.	50,291	805,159
#*	Upwork, Inc.	95,228	1,907,417
*	V2X, Inc.	20,472	1,409,088
	Valmont Industries, Inc.	31,377	13,980,336
	Veralto Corp.	94,957	9,398,844
	Verisk Analytics, Inc.	119,533	25,993,646
*	Verra Mobility Corp.	175,397	3,385,162
	Vertiv Holdings Co., Class A	164,767	30,676,320
#*	Vicor Corp.	27,067	4,267,654
	Virco Mfg. Corp.	24,607	172,003
*	VirTra, Inc.	9,035	42,374
#	VSE Corp.	25,241	5,516,925
	Wabash National Corp.	48,898	495,337
	Waste Management, Inc.	308,977	68,667,048
#	Watsco, Inc. (WSO US)	24,193	9,349,385
#»	Watsco, Inc. (WSO/B US), Class B	2,268	875,403
	Watts Water Technologies, Inc., Class A	31,544	9,441,435
	Werner Enterprises, Inc.	99,801	3,418,184
		Shares	Value†
INDUSTRIALS — (Continued)
	WESCO International, Inc.	72,551	$20,998,436
	Westinghouse Air Brake Technologies Corp.	143,318	32,983,205
*	Willdan Group, Inc.	16,225	2,047,595
	Willis Lease Finance Corp.	5,816	1,060,140
#	WillScot Holdings Corp.	393,813	7,888,074
	Woodward, Inc.	85,414	27,147,986
	Worthington Enterprises, Inc.	71,281	3,961,085
	WW Grainger, Inc.	42,192	45,564,828
*	XPO, Inc.	171,972	25,470,773
	Xylem, Inc.	152,663	21,047,648
	Zurn Elkay Water Solutions Corp.	67,456	3,110,396
TOTAL INDUSTRIALS			4,903,892,108
INFORMATION TECHNOLOGY — (26.3%)
	A10 Networks, Inc.	69,031	1,203,901
#	Accenture PLC, Class A	364,034	95,973,924
*	ACCESS Newswire, Inc.	306	2,644
*	ACI Worldwide, Inc.	123,050	5,335,448
*	ACM Research, Inc., Class A	800	46,496
	Adeia, Inc.	148,227	2,681,426
*	Adobe, Inc.	246,101	72,169,118
*	ADTRAN Holdings, Inc.	8,651	79,762
	Advanced Energy Industries, Inc.	41,427	10,578,799
*	Advanced Micro Devices, Inc.	477,110	112,946,250
*	Agilysys, Inc.	5,415	469,751
*	Akamai Technologies, Inc.	146,922	14,273,472
*	Alarm.com Holdings, Inc.	38,665	1,886,079
*	Allegro MicroSystems, Inc.	19,290	711,994
*	Alpha & Omega Semiconductor Ltd.	42,459	938,344
*	Ambarella, Inc.	44,733	2,864,701
	Amdocs Ltd.	145,637	11,933,496
	Amkor Technology, Inc.	454,930	21,986,767
	Amphenol Corp., Class A	596,382	85,926,719
*	AmpliTech Group, Inc.	13,854	42,116
*	Amtech Systems, Inc.	18,946	318,482
	Analog Devices, Inc.	179,571	55,825,033
*	Appfolio, Inc., Class A	6,447	1,224,156

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Apple, Inc.	7,578,750	$1,966,534,050
	Applied Materials, Inc.	395,883	127,601,009
*	AppLovin Corp., Class A	96,950	45,868,015
*	Arista Networks, Inc.	277,188	39,288,627
*	Arrow Electronics, Inc.	90,430	11,981,071
*	ASGN, Inc.	57,302	2,984,861
#*	Astera Labs, Inc.	10,074	1,517,346
*	AstroNova, Inc.	10,455	95,036
*	Atlassian Corp., Class A	26,318	3,110,261
#*	Aurora Innovation, Inc.	511,854	2,149,787
*	Autodesk, Inc.	115,623	29,237,588
*	AvePoint, Inc.	75,915	882,891
*	Aviat Networks, Inc.	18,469	402,809
	Avnet, Inc.	154,978	9,669,077
*	Aware, Inc.	25,700	46,517
*	Axcelis Technologies, Inc.	46,130	4,062,669
*	Backblaze, Inc., Class A	2,666	12,130
	Badger Meter, Inc.	26,800	3,928,344
	Bel Fuse, Inc. (BELFB US), Class B	14,364	2,889,893
	Belden, Inc.	45,232	5,315,212
	Benchmark Electronics, Inc.	53,369	2,782,660
#	Bentley Systems, Inc., Class B	124,053	4,356,741
#*	Bill Holdings, Inc.	23,322	1,006,811
*	BK Technologies Corp.	343	26,164
*	Blackbaud, Inc.	39,378	2,114,599
#*	BlackLine, Inc.	27,451	1,275,648
*	Box, Inc., Class A	125,260	3,175,341
	Broadcom, Inc.	1,721,064	570,188,503
*	C3.ai, Inc., Class A	15,013	165,293
*	Cadence Design Systems, Inc.	82,599	24,479,040
*	Calix, Inc.	68,625	3,065,479
*	CCC Intelligent Solutions Holdings, Inc.	284,958	2,159,982
	CDW Corp.	121,804	15,394,808
*	Cerence, Inc.	33,248	376,700
*	CEVA, Inc.	32,444	684,244
*	Ciena Corp.	266,377	67,076,392
#*	Cipher Mining, Inc.	17,984	287,025
*	Cirrus Logic, Inc.	58,733	7,655,259
	Cisco Systems, Inc.	2,518,417	197,242,419
*	Cleanspark, Inc.	204,786	2,424,666
#	Clear Secure, Inc., Class A	48,232	1,573,328
#*	Clearfield, Inc.	15,439	459,619
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Climb Global Solutions, Inc.	4,864	$576,822
*	Cloudflare, Inc., Class A	49,127	8,712,673
*	Coda Octopus Group, Inc.	10,231	108,960
	Cognex Corp.	118,804	4,602,467
	Cognizant Technology Solutions Corp., Class A	394,792	32,396,632
*	Coherent Corp.	167,372	35,512,991
#*	Cohu, Inc.	60,055	1,713,970
*	Commvault Systems, Inc.	13,390	1,147,523
*	Comtech Telecommunications Corp.	42,900	238,524
*	Consensus Cloud Solutions, Inc.	18,918	404,088
	Corning, Inc.	481,047	49,668,103
*	Corsair Gaming, Inc.	36,773	187,542
*	CPI Card Group, Inc.	1,323	17,186
#	Crane NXT Co.	82,611	4,173,508
*	Credo Technology Group Holding Ltd.	107,108	13,418,490
*	Crexendo, Inc.	2,746	19,222
*	Crowdstrike Holdings, Inc., Class A	21,320	9,410,755
*	CS Disco, Inc.	20,700	129,375
	CSP, Inc.	12,078	137,931
	CTS Corp.	41,797	2,148,784
*	CVD Equipment Corp.	2,900	13,949
#*	Daily Journal Corp.	1,274	747,035
*	Daktronics, Inc.	80,295	1,858,829
*	Data I/O Corp.	1,413	4,380
*	Datadog, Inc., Class A	59,682	7,718,076
#	Dell Technologies, Inc., Class C	155,755	17,824,602
*	Diebold Nixdorf, Inc.	10,346	713,977
*	Digi International, Inc.	55,131	2,374,492
*	Digital Turbine, Inc.	77,088	402,399
#*	DigitalOcean Holdings, Inc.	57,174	3,158,864
*	Diodes, Inc.	66,733	3,949,926
*	Docusign, Inc.	144,150	7,573,641
	Dolby Laboratories, Inc., Class A	95,062	6,102,030
*	Dropbox, Inc., Class A	161,934	4,126,078
*	DXC Technology Co.	197,732	2,853,273
*	Dynatrace, Inc.	177,559	6,763,222
*	Eastman Kodak Co.	59,640	436,565
*	eGain Corp.	4,291	44,069
*	Electro-Sensors, Inc.	465	2,009
#*	Enphase Energy, Inc.	60,191	2,225,863
#	Entegris, Inc.	78,364	9,252,437

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EPAM Systems, Inc.	39,208	$8,178,789
	ePlus, Inc.	38,037	3,263,955
*	Everspin Technologies, Inc.	8,104	105,271
*	F5, Inc.	82,248	22,668,371
*	Fabrinet	42,047	20,579,484
*	Fair Isaac Corp.	11,967	17,509,755
*	Fastly, Inc., Class A	96,306	890,831
*	First Solar, Inc.	118,308	26,680,820
*	Flex Ltd.	820,726	51,738,567
*	FormFactor, Inc.	113,062	7,969,740
*	Fortinet, Inc.	324,669	26,382,603
	Franklin Wireless Corp.	3,741	15,376
*	Frequency Electronics, Inc.	25,787	1,355,880
*	Gartner, Inc.	59,236	12,416,458
	Gen Digital, Inc.	525,234	12,600,364
*	GLOBALFOUNDRIES, Inc.	300	12,660
#*	Globant SA	43,191	2,888,614
*	GoDaddy, Inc., Class A	96,685	9,718,776
*	Grid Dynamics Holdings, Inc.	58,215	481,438
*	Guidewire Software, Inc.	61,761	8,693,478
	Hackett Group, Inc.	31,226	569,875
*	Harmonic, Inc.	165,481	1,608,475
	Hewlett Packard Enterprise Co.	1,228,466	26,436,588
	HP, Inc.	730,980	14,210,251
*	HubSpot, Inc.	13,740	3,847,200
#*	I3 Verticals, Inc., Class A	32,169	714,474
*	Ichor Holdings Ltd.	25,441	771,880
*	Identiv, Inc.	21,759	72,240
*	indie Semiconductor, Inc., Class A	2,000	8,200
	Information Services Group, Inc.	35,495	197,707
*	Inseego Corp.	2,894	31,516
*	Insight Enterprises, Inc.	37,468	3,148,061
*	Intel Corp.	1,176,953	54,693,006
*	Intellicheck, Inc.	2,198	12,485
#	InterDigital, Inc.	52,968	17,290,874
	International Business Machines Corp.	581,076	178,216,009
*	inTEST Corp.	19,860	181,719
	Intuit, Inc.	93,442	46,620,083
#*	IonQ, Inc.	97,948	3,915,961
#*	IPG Photonics Corp.	41,807	3,863,385
*	Itron, Inc.	86,456	8,566,060
	Jabil, Inc.	211,292	50,116,350
*»	Jamf Holding Corp.	31,978	417,313
*	Key Tronic Corp.	11,279	31,920
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Keysight Technologies, Inc.	131,770	$28,505,804
*	Kimball Electronics, Inc.	32,710	988,169
	KLA Corp.	83,044	118,581,849
*	Knowles Corp.	250,585	6,074,180
	Kulicke & Soffa Industries, Inc.	56,467	3,237,253
*	KVH Industries, Inc.	19,953	133,286
*	Kyndryl Holdings, Inc.	227,903	5,241,769
	Lam Research Corp.	595,341	138,988,310
*	Lantronix, Inc.	49,076	325,865
#*	Lattice Semiconductor Corp.	76,327	6,145,850
*	LGL Group, Inc.	1,687	12,197
	Littelfuse, Inc.	34,202	11,073,240
*	LiveRamp Holdings, Inc.	86,272	2,100,723
#*	Lumentum Holdings, Inc.	49,437	19,371,394
*	MACOM Technology Solutions Holdings, Inc.	54,561	11,952,133
*	Manhattan Associates, Inc.	47,027	7,101,547
	Marvell Technology, Inc.	285,379	22,522,111
*	MaxLinear, Inc.	66,954	1,161,652
	Methode Electronics, Inc.	34,382	274,712
	Microchip Technology, Inc.	338,294	25,683,281
	Micron Technology, Inc.	449,454	186,469,476
	Microsoft Corp.	3,416,424	1,470,053,083
*	Mirion Technologies, Inc.	118,329	2,939,292
*	Mitek Systems, Inc.	63,750	638,775
	MKS, Inc.	18,911	4,451,839
*	MongoDB, Inc.	48,829	18,131,673
#	Monolithic Power Systems, Inc.	16,100	18,098,815
	Motorola Solutions, Inc.	85,717	34,504,521
*	M-Tron Industries, Inc.	843	54,997
*	N-able, Inc.	22,574	137,024
	Napco Security Technologies, Inc.	35,917	1,324,978
*	nCino, Inc.	79,528	1,697,923
#*	NCR Voyix Corp.	127,016	1,259,999
	NetApp, Inc.	197,406	19,020,068
*	NETGEAR, Inc.	51,441	1,075,631
*	NetScout Systems, Inc.	79,326	2,206,056
*	NetSol Technologies, Inc.	3,138	11,171

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	nLight, Inc.	53,000	$2,417,330
*	Nortech Systems, Inc.	1,100	9,383
#*	Novanta, Inc.	37,575	5,055,341
*	Nutanix, Inc., Class A	108,407	4,263,647
	NVE Corp.	4,912	331,511
	NVIDIA Corp.	12,235,813	2,338,630,777
	NXP Semiconductors NV	125,000	28,267,500
*	Okta, Inc.	118,959	10,049,656
*	ON Semiconductor Corp.	448,097	26,836,529
*	ON24, Inc.	56,751	452,305
#	OneSpan, Inc.	45,641	537,651
*	Onto Innovation, Inc.	50,121	10,126,948
*	Ooma, Inc.	15,345	180,304
*	Optical Cable Corp.	3,696	18,221
	Oracle Corp.	840,214	138,282,420
#*	OSI Systems, Inc.	24,766	6,194,967
*	Palantir Technologies, Inc., Class A	598,388	87,717,697
#*	Palo Alto Networks, Inc.	175,795	31,110,441
#*	PAR Technology Corp.	38,411	1,006,752
	PC Connection, Inc.	44,568	2,621,044
*	PDF Solutions, Inc.	42,635	1,357,925
#	Pegasystems, Inc.	111,822	4,885,503
#*	Penguin Solutions, Inc.	99,545	1,912,259
*	Photronics, Inc.	249,607	8,628,914
*»	Pivotal Software, Inc.	44,266	0
*	Plexus Corp.	28,874	5,755,454
*	Porch Group, Inc.	18,315	144,505
#	Power Integrations, Inc.	58,556	2,690,063
*	Powerfleet, Inc. NJ	61,896	316,289
*	Progress Software Corp.	87,340	3,573,953
*	PTC, Inc.	52,785	8,241,322
*	Pure Storage, Inc., Class A	219,289	15,249,357
*	Q2 Holdings, Inc.	25,988	1,591,765
	Qnity Electronics, Inc.	100,095	9,627,137
*	Qorvo, Inc.	100,716	7,866,927
	QUALCOMM, Inc.	799,925	121,260,631
*	Qualys, Inc.	42,629	5,622,765
	Ralliant Corp.	68,754	3,641,899
*	Rambus, Inc.	126,395	14,387,543
	Red Violet, Inc.	4,758	216,394
*	RF Industries Ltd.	9,040	88,230
*	Ribbon Communications, Inc.	102,669	268,993
	Richardson Electronics Ltd.	21,406	258,799
*	Rimini Street, Inc.	4,487	15,480
*	RingCentral, Inc., Class A	42,221	1,092,679
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Riot Platforms, Inc.	21,314	$329,728
*	Rogers Corp.	22,684	2,205,792
	Roper Technologies, Inc.	41,605	15,445,024
*	Rubrik, Inc., Class A	23,168	1,296,250
	Salesforce, Inc.	271,731	57,685,774
*	Samsara, Inc., Class A	83,561	2,343,886
*	Sandisk Corp.	64,796	37,338,695
*	Sanmina Corp.	104,597	14,819,303
*	ScanSource, Inc.	31,568	1,357,108
#	Seagate Technology Holdings PLC	135,633	55,296,218
*	Semtech Corp.	8,823	703,634
*	SentinelOne, Inc., Class A	230,160	3,217,637
*	ServiceNow, Inc.	176,631	20,667,593
*	Silicon Laboratories, Inc.	34,609	4,930,052
	Skyworks Solutions, Inc.	140,496	7,834,057
*	Snowflake, Inc.	62,049	11,956,842
*	SolarEdge Technologies, Inc.	1,831	56,669
*	Sono-Tek Corp.	1,304	5,359
*	SoundThinking, Inc.	13,000	90,740
*	Sprinklr, Inc., Class A	33,799	215,638
*	SPS Commerce, Inc.	4,949	441,748
#*	Super Micro Computer, Inc.	70,489	2,051,935
*	Synaptics, Inc.	49,093	4,050,663
*	Synchronoss Technologies, Inc.	1,500	13,200
*	Synopsys, Inc.	38,692	17,996,230
*	T Stamp, Inc., Class A	3,420	11,765
	TD SYNNEX Corp.	91,205	14,471,497
	TE Connectivity PLC	181,858	40,514,325
*	Teledyne Technologies, Inc.	34,282	21,265,125
*	Telos Corp.	13,385	73,082
*	Teradata Corp.	64,411	1,837,002
	Teradyne, Inc.	110,024	26,521,285
	Texas Instruments, Inc.	662,461	142,793,469
*	TransAct Technologies, Inc.	786	2,892
*	Trimble, Inc.	199,370	13,477,412
*	Trio-Tech International	3,050	17,172
*	TTM Technologies, Inc.	215,980	21,209,236
*	Turtle Beach Corp.	5,485	65,601
*	Twilio, Inc., Class A	189,660	22,846,444
*	Tyler Technologies, Inc.	19,177	7,083,984
*	UiPath, Inc., Class A	178,179	2,243,274

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ultra Clean Holdings, Inc.	51,542	$2,251,355
*	Unisys Corp.	70,522	185,473
*	Unity Software, Inc.	46,186	1,344,013
	Universal Display Corp.	45,965	5,277,701
	Universal Safety Products, Inc.	651	3,144
*	Veeco Instruments, Inc.	70,314	2,195,906
	VeriSign, Inc.	59,632	14,563,923
#*	Vertex, Inc., Class A	16,257	301,567
*	Viant Technology, Inc., Class A	2,954	34,916
*	Viasat, Inc.	21,884	988,500
*	Viavi Solutions, Inc.	383,069	9,369,868
	Vishay Intertechnology, Inc.	134,257	2,705,279
*	Vishay Precision Group, Inc.	15,664	784,453
*	Vistance Networks, Inc.	81,116	1,460,088
	Vontier Corp.	198,935	7,460,063
	Western Digital Corp.	246,953	61,795,049
*	WidePoint Corp.	4,900	32,291
*	Workday, Inc., Class A	68,129	11,965,496
*	Xperi, Inc.	4,694	26,568
*	Yext, Inc.	61,401	439,631
*	Zebra Technologies Corp., Class A	38,403	9,023,937
*	Zeta Global Holdings Corp., Class A	16,293	302,724
*	Zoom Communications, Inc.	167,231	15,401,975
*	Zscaler, Inc.	33,761	6,752,538
TOTAL INFORMATION TECHNOLOGY			10,373,336,570
MATERIALS — (2.9%)
	AdvanSix, Inc.	28,839	456,810
	Air Products & Chemicals, Inc.	96,372	26,261,370
#	Albemarle Corp.	71,400	12,182,982
	Alcoa Corp.	159,468	9,059,377
#*	Alpha Metallurgical Resources, Inc.	15,438	3,238,892
*	Alto Ingredients, Inc.	10,214	25,535
#	Amcor PLC	0	0
	Amcor PLC	525,673	23,261,030
*	American Biltrite, Inc.	7	598
*	American Vanguard Corp.	17,133	87,036
*	Ampco-Pittsburgh Corp.	3,606	20,085
		Shares	Value†
MATERIALS — (Continued)
	AptarGroup, Inc.	87,908	$10,984,105
	Ardagh Metal Packaging SA	56,441	247,776
#*	Arq, Inc.	44,340	157,850
*	Ascent Industries Co.	10,249	166,136
	Ashland, Inc.	47,967	2,933,662
*	Aspen Aerogels, Inc.	18,536	62,466
	Avery Dennison Corp.	90,910	16,864,714
	Avient Corp.	90,857	3,284,481
*	Axalta Coating Systems Ltd.	267,538	8,983,926
	Balchem Corp.	34,945	5,946,591
	Ball Corp.	234,590	13,341,133
	Cabot Corp.	104,656	7,555,117
	Caledonia Mining Corp. PLC	8,056	221,057
	Celanese Corp.	100,916	4,484,707
#*	Century Aluminum Co.	124,362	5,637,329
	CF Industries Holdings, Inc.	303,348	28,281,134
#	Chemours Co.	23,596	353,704
*	Clearwater Paper Corp.	248,011	4,171,545
*	Cleveland-Cliffs, Inc.	345,727	4,757,204
#*	Coeur Mining, Inc.	584,365	11,944,421
	Commercial Metals Co.	236,452	18,176,065
*	Compass Minerals International, Inc.	16,937	423,086
*	Core Molding Technologies, Inc.	11,422	222,957
	Corteva, Inc.	500,354	36,425,771
	CRH PLC (CRHCF US)	120,718	14,777,090
#	Crown Holdings, Inc.	194,990	20,411,553
*	Dakota Gold Corp.	62,653	375,291
	Dow, Inc.	389,993	10,744,307
	DuPont de Nemours, Inc.	200,190	8,792,345
	Eagle Materials, Inc.	58,559	11,934,910
	Eastman Chemical Co.	107,941	7,482,470
	Ecolab, Inc.	113,210	31,924,088
*	Ecovyst, Inc.	107,718	1,142,888
	Element Solutions, Inc.	233,693	6,800,466
	Flexible Solutions International, Inc.	2,175	12,550
*	Flotek Industries, Inc.	50,698	880,624
#	FMC Corp.	8,698	137,428
	Fortitude Gold Corp.	38,385	211,501
	Freeport-McMoRan, Inc.	898,463	54,114,426
	Friedman Industries, Inc.	9,041	177,475
#	Graphic Packaging Holding Co.	553,306	8,105,933

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc. (GEF US), Class A	56,305	$3,976,259
	Greif, Inc. (GEF/B US), Class B	12,571	1,045,656
	Hawkins, Inc.	24,044	3,131,731
#	HB Fuller Co.	72,324	4,346,672
#	Hecla Mining Co.	607,740	13,686,305
	Huntsman Corp.	160,724	1,739,034
*	Idaho Strategic Resources, Inc.	58	2,091
*	Ingevity Corp.	43,980	2,893,444
	Innospec, Inc.	32,194	2,630,894
	International Flavors & Fragrances, Inc.	138,042	9,636,712
#	International Paper Co.	246,517	9,939,565
*	Intrepid Potash, Inc.	15,834	519,989
	Kaiser Aluminum Corp.	19,465	2,386,798
*	Knife River Corp.	85,853	5,766,746
	Koppers Holdings, Inc.	28,375	835,928
	Kronos Worldwide, Inc.	54,176	284,424
	Linde PLC	225,284	102,948,029
	Louisiana-Pacific Corp.	100,741	8,436,051
*	LSB Industries, Inc.	96,268	894,330
#	LyondellBasell Industries NV, Class A	184,555	9,043,195
	Martin Marietta Materials, Inc.	49,504	32,274,133
	Materion Corp.	29,828	4,124,616
	Mativ Holdings, Inc.	64,538	777,683
	Mercer International, Inc.	87,084	176,781
*	Metallus, Inc.	60,053	1,198,057
	Minerals Technologies, Inc.	39,958	2,627,638
#	Mosaic Co.	271,568	7,468,120
*	MP Materials Corp.	600	35,262
	Myers Industries, Inc.	47,483	981,474
	NewMarket Corp.	13,839	9,283,063
	Newmont Corp.	619,239	69,571,502
	Nexa Resources SA	13,008	164,031
	Northern Technologies International Corp.	15,000	135,900
	Nucor Corp.	264,924	47,082,293
*	O-I Glass, Inc.	81,523	1,245,671
	Olin Corp.	263,278	5,478,815
	Olympic Steel, Inc.	26,966	1,296,795
	Orion SA	13,815	85,377
	Packaging Corp. of America	116,601	25,949,553
*	Perimeter Solutions, Inc.	75,499	1,974,299
	PPG Industries, Inc.	183,526	21,221,111
		Shares	Value†
MATERIALS — (Continued)
#	Quaker Chemical Corp.	8,167	$1,255,595
#*	Ramaco Resources, Inc. (METC US), Class A	44,272	863,747
	Ramaco Resources, Inc. (METCB US), Class B	1,885	24,731
*	Ranpak Holdings Corp.	33,442	168,548
*	Rayonier Advanced Materials, Inc.	74,420	577,499
	Reliance, Inc.	85,810	28,274,395
††	Resolute Forest Products, Inc.	163,412	43,517
	Royal Gold, Inc.	91,793	24,170,015
	RPM International, Inc.	154,445	16,519,437
#	Ryerson Holding Corp.	72,399	2,043,100
	Scotts Miracle-Gro Co.	28,124	1,806,123
	Sensient Technologies Corp.	48,894	4,621,461
	Sherwin-Williams Co.	136,171	48,291,683
#	Silgan Holdings, Inc.	198,440	8,562,686
*	Smith-Midland Corp.	324	11,385
	Smurfit WestRock PLC	241,279	10,044,445
*	Solstice Advanced Materials, Inc.	91,644	5,660,850
	Sonoco Products Co.	106,841	5,128,368
#	Southern Copper Corp.	59,583	11,339,837
	Steel Dynamics, Inc.	282,821	50,786,167
	Stepan Co.	21,885	1,260,795
	SunCoke Energy, Inc.	84,387	663,282
	Sylvamo Corp.	55,207	2,701,831
*	Tredegar Corp.	52,113	445,566
	TriMas Corp.	52,350	1,820,210
	Tronox Holdings PLC	145,398	881,112
	U.S. Lime & Minerals, Inc.	38,873	4,685,363
	Vulcan Materials Co.	115,142	34,604,777
#	Warrior Met Coal, Inc.	117,737	10,513,914
#	Westlake Corp.	56,735	4,500,220
	Worthington Steel, Inc.	73,093	2,940,531
TOTAL MATERIALS			1,140,753,214
REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	140,743
*	CBRE Group, Inc., Class A	268,076	45,661,385
*	CKX Lands, Inc.	743	8,136
*	Compass, Inc., Class A	331,717	4,153,097

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Comstock Holding Cos., Inc.	3,056	$33,647
*	CoStar Group, Inc.	182,832	11,244,168
*	Cushman & Wakefield Ltd.	223,061	3,667,123
*	Douglas Elliman, Inc.	46,367	125,191
*	Five Point Holdings LLC, Class A	70,034	371,881
*	Forestar Group, Inc.	44,062	1,146,493
*	FRP Holdings, Inc.	22,294	533,049
*	Howard Hughes Holdings, Inc.	89,549	7,312,571
*	Jones Lang LaSalle, Inc.	74,364	26,615,619
*»	JW Mays, Inc.	900	35,604
	Kennedy-Wilson Holdings, Inc.	135,296	1,332,666
	Marcus & Millichap, Inc.	37,857	1,029,710
*	Maui Land & Pineapple Co., Inc.	7,480	128,132
	Newmark Group, Inc., Class A	183,514	3,272,055
*	RE/MAX Holdings, Inc., Class A	16,120	125,414
	RMR Group, Inc., Class A	1,407	21,316
*	Seaport Entertainment Group, Inc.	22,919	432,940
	St. Joe Co.	66,460	4,398,987
*	Stratus Properties, Inc.	6,238	185,081
*	Tejon Ranch Co.	30,042	483,376
*	Zillow Group, Inc. (Z US), Class C	133,735	8,429,317
*	Zillow Group, Inc. (ZG US), Class A	58,679	3,652,181
TOTAL REAL ESTATE			124,539,882
UTILITIES — (2.4%)
	AES Corp.	445,524	6,526,927
#	Alliant Energy Corp.	236,759	15,604,786
	Ameren Corp.	170,766	17,636,712
	American Electric Power Co., Inc.	250,917	30,053,584
	American States Water Co.	39,541	2,884,911
	American Water Works Co., Inc.	113,084	14,602,537
	Artesian Resources Corp., Class A	8,895	296,737
	Atmos Energy Corp.	101,357	16,859,723
	Avista Corp.	85,625	3,535,456
	Black Hills Corp.	55,728	4,067,029
	California Water Service Group	60,013	2,682,581
		Shares	Value†
UTILITIES — (Continued)
	CenterPoint Energy, Inc.	432,065	$17,148,660
	Chesapeake Utilities Corp.	23,953	3,082,272
#	Clearway Energy, Inc. (CWEN US), Class C	76,238	2,756,004
	Clearway Energy, Inc. (CWENA US), Class A	22,076	745,507
	CMS Energy Corp.	214,302	15,320,450
	Consolidated Edison, Inc.	199,672	21,291,025
#	Consolidated Water Co. Ltd.	16,044	607,747
	Constellation Energy Corp.	153,456	43,072,030
	Dominion Energy, Inc.	283,960	17,085,873
	DTE Energy Co.	122,301	16,434,808
	Duke Energy Corp.	364,895	44,280,008
	Edison International	172,838	10,764,351
	Entergy Corp.	262,726	25,192,796
	Essential Utilities, Inc.	218,873	8,490,084
	Evergy, Inc.	184,147	14,129,599
	Eversource Energy	211,057	14,590,370
	Exelon Corp.	445,235	19,937,623
#	FirstEnergy Corp.	313,305	14,831,859
	Genie Energy Ltd., Class B	49,203	677,525
	H2O America	31,550	1,641,862
*	Hallador Energy Co.	41,012	758,312
*	Hawaiian Electric Industries, Inc.	79,096	1,211,751
#	IDACORP, Inc.	70,882	9,412,421
#	MDU Resources Group, Inc.	299,729	6,147,442
#	MGE Energy, Inc.	37,827	3,021,621
#	Middlesex Water Co.	18,468	967,354
	National Fuel Gas Co.	76,220	6,383,425
	New Jersey Resources Corp.	139,233	6,889,249
	NextEra Energy, Inc.	957,284	84,145,264
	NiSource, Inc.	316,562	14,020,531
	Northwest Natural Holding Co.	28,983	1,349,448
	Northwestern Energy Group, Inc.	51,221	3,475,857
#	NRG Energy, Inc.	297,968	45,478,856
#	OGE Energy Corp.	219,381	9,582,562
#*	Oklo, Inc.	22,133	1,762,229
	ONE Gas, Inc.	60,423	4,807,254
#	Ormat Technologies, Inc.	87,585	10,942,870
#	Otter Tail Corp.	44,316	3,951,215
	PG&E Corp.	714,633	11,019,641
	Pinnacle West Capital Corp.	99,372	9,297,244

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Portland General Electric Co.	120,995	$6,079,999
#	PPL Corp.	270,019	9,788,189
	Public Service Enterprise Group, Inc.	300,038	24,711,130
*	Pure Cycle Corp.	31,214	361,458
	RGC Resources, Inc.	7,658	166,255
	Sempra	295,714	25,730,075
	Southern Co.	522,350	46,651,078
	Southwest Gas Holdings, Inc.	58,444	4,840,332
	Spire, Inc.	56,789	4,798,103
*	Talen Energy Corp.	13,640	4,751,630
	TXNM Energy, Inc.	111,521	6,570,817
#	UGI Corp.	143,715	5,764,409
	Unitil Corp.	18,042	918,518
	Vistra Corp.	677,453	107,274,683
	WEC Energy Group, Inc.	187,263	20,724,396
	Xcel Energy, Inc.	324,279	24,664,661
	York Water Co.	13,707	460,281
TOTAL UTILITIES			935,711,996
TOTAL COMMON STOCKS			38,293,588,207
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	GameStop Corp. Warrants 10/30/2026	7,862	30,662
TOTAL RIGHTS/WARRANTS			30,662
TOTAL INVESTMENT SECURITIES (Cost $10,488,025,936)			38,293,618,869

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	449,655,028	$449,655,028
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	58,772,270	679,818,844
TOTAL INVESTMENTS — (100.0%)
(Cost $11,617,499,808)^^			$39,423,092,741
As of January 31, 2026, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,268	03/20/26	$442,248,213	$441,628,550	$(619,663)
Total Futures Contracts			$442,248,213	$441,628,550	$(619,663)

U.S. Core Equity 1 Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$3,552,365,947	—	—	$3,552,365,947
Consumer Discretionary	3,929,987,358	—	—	3,929,987,358
Consumer Staples	2,042,703,864	$196,448	—	2,042,900,312
Energy	1,835,270,679	—	—	1,835,270,679
Financials	6,067,986,921	—	—	6,067,986,921
Health Care	3,386,067,834	—	$775,386	3,386,843,220
Industrials	4,903,004,939	887,169	—	4,903,892,108
Information Technology	10,372,919,257	417,313	—	10,373,336,570
Materials	1,140,709,697	—	43,517	1,140,753,214
Real Estate	124,504,278	35,604	—	124,539,882
Utilities	935,711,996	—	—	935,711,996
Rights/Warrants
Consumer Discretionary	—	30,662	—	30,662
Temporary Cash Investments	449,655,028	—	—	449,655,028
Securities Lending Collateral	—	679,818,844	—	679,818,844
Total Investments in Securities	$38,740,887,798	$681,386,040	$818,903˂˃	$39,423,092,741
Financial Instruments
Liabilities
Futures Contracts**	(619,663)	—	—	(619,663)
Total Financial Instruments	$(619,663)	—	—	$(619,663)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.5%)
	Alphabet, Inc. (GOOG US), Class C	1,447,502	$490,022,852
	Alphabet, Inc. (GOOGL US), Class A	2,546,270	860,639,260
*	AMC Networks, Inc., Class A	10,194	78,596
*	Angi, Inc.	9,203	119,455
*	Anterix, Inc.	18,714	491,523
#	Array Digital Infrastructure, Inc.	66,939	3,225,790
#*	AST SpaceMobile, Inc.	46,758	5,199,957
	AT&T, Inc.	3,832,947	100,461,541
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	15,333	674,959
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	63,173	2,522,498
	ATN International, Inc.	13,066	316,067
*	Bandwidth, Inc., Class A	36,918	515,744
*	Boston Omaha Corp., Class A	13,096	159,902
*	Bumble, Inc., Class A	110,726	370,932
#	Cable One, Inc.	6,929	561,180
#*	Cargurus, Inc.	139,163	4,508,881
#*	Cars.com, Inc.	113,830	1,293,109
#*	Charter Communications, Inc., Class A	106,511	21,954,047
	Cinemark Holdings, Inc.	270,650	6,408,992
*	Cineverse Corp.	573	1,146
	Comcast Corp., Class A	3,103,081	92,316,660
*	comScore, Inc.	1,520	12,844
*	Creative Realities, Inc.	18,097	56,463
	CuriosityStream, Inc.	4,145	15,419
*	DHI Group, Inc.	742,657	1,292,223
*	DoubleVerify Holdings, Inc.	19,508	211,077
#*	EchoStar Corp., Class A	11,830	1,339,393
	Electronic Arts, Inc.	124,462	25,380,291
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Entravision Communications Corp., Class A	136,775	$411,693
*	EverQuote, Inc., Class A	31,701	719,613
*	EW Scripps Co., Class A	13,865	46,448
	Fox Corp. (FOX US), Class B	241,620	15,843,023
#	Fox Corp. (FOXA US), Class A	282,235	20,541,063
#*	fuboTV, Inc., Class A	139,246	310,519
*	Gaia, Inc.	6,230	21,120
*	GCI Liberty, Inc. (GLBKV US), Class C	41,373	1,530,387
*	GCI Liberty, Inc. (GLIBA US), Class A	3,103	116,269
	GDEV, Inc.	329	5,494
*	Gogo, Inc.	150,585	691,185
	Gray Media, Inc. GTN US	99,670	449,512
	Gray Media, Inc. GTNA US, Class A	3,160	40,732
*	Grindr, Inc.	34,748	393,347
*	Harte Hanks, Inc.	3,652	11,066
	IDT Corp., Class B	129,438	6,294,570
#*	IMAX Corp.	76,276	2,662,795
	Iridium Communications, Inc.	116,911	2,328,867
*	IZEA Worldwide, Inc.	3,176	11,180
	John Wiley & Sons, Inc. (WLY US), Class A	51,963	1,622,805
*	Liberty Broadband Corp. (LBRDA US), Class A	22,916	1,100,426
*	Liberty Broadband Corp. (LBRDK US), Class C	147,329	7,087,998
*	Liberty Global Ltd. (LBTYA US), Class A	207,637	2,302,694
*	Liberty Global Ltd. (LBTYK US), Class C	177,680	1,968,694
*	Liberty Latin America Ltd. (LILA US), Class A	164,884	1,272,904

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Liberty Latin America Ltd. (LILAK US), Class C	75,844	$590,066
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,498	119,376
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	189,609	16,499,775
*	Lionsgate Studios Corp.	440,433	4,157,688
#*	Live Nation Entertainment, Inc.	129,375	18,817,594
*	Lumen Technologies, Inc.	770,662	6,797,239
*	Madison Square Garden Entertainment Corp.	51,660	3,196,204
#*	Magnite, Inc.	362,636	5,247,343
	Marcus Corp.	49,334	744,450
	Match Group, Inc.	172,036	5,358,921
*	MediaAlpha, Inc., Class A	20,234	206,994
	Meta Platforms, Inc., Class A	1,194,962	856,190,273
*	Motorsport Games, Inc., Class A	2,155	8,879
*	Netflix, Inc.	821,310	68,571,172
#	New York Times Co., Class A	244,766	17,943,795
#	News Corp. (NWS US), Class B	260,357	8,097,103
	News Corp. (NWSA US), Class A	299,394	8,092,620
	Nexstar Media Group, Inc.	79,767	16,940,915
#	Omnicom Group, Inc.	441,848	34,039,970
#*	Optimum Communications, Inc., Class A	96,560	147,737
#	Paramount Skydance Corp., Class B	62,625	702,026
*	Pinterest, Inc., Class A	379,385	8,395,790
*	PubMatic, Inc., Class A	51,512	373,977
*	QuinStreet, Inc.	57,994	770,740
*	Reddit, Inc., Class A	80,533	14,517,684
*	Reservoir Media, Inc.	17,174	129,664
*	ROBLOX Corp., Class A	38,626	2,540,046
*	Roku, Inc.	111,540	10,618,608
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Saga Communications, Inc., Class A	13,087	$148,930
	Scholastic Corp.	39,313	1,374,776
	Shenandoah Telecommunications Co.	92,924	1,103,008
#	Shutterstock, Inc.	60,529	1,201,501
	Sinclair, Inc.	71,073	1,031,269
	Sirius XM Holdings, Inc.	8,436	171,673
*	Skillz, Inc.	3,863	14,293
#*	Snap, Inc., Class A	954,713	6,616,161
#*	Sphere Entertainment Co.	51,674	4,935,384
	Spok Holdings, Inc.	26,622	366,585
*	Spotify Technology SA	15,222	7,616,328
#*	Stagwell, Inc.	94,802	569,760
*	Starz Entertainment Corp.	29,360	293,306
*	Take-Two Interactive Software, Inc.	39,144	8,623,423
*	TechTarget, Inc.	16,465	86,277
	TEGNA, Inc.	290,924	5,574,104
	Telephone & Data Systems, Inc.	173,909	7,848,513
*	Thryv Holdings, Inc.	67,752	325,887
	TKO Group Holdings, Inc.	59,314	12,015,830
	T-Mobile U.S., Inc.	313,468	61,819,024
	Townsquare Media, Inc., Class A	15,039	98,806
*	Trade Desk, Inc., Class A	45,555	1,381,683
*	Travelzoo	25,645	150,023
#*	TripAdvisor, Inc.	138,609	1,842,114
#*	USA TODAY Co., Inc.	187,005	1,107,070
	Verizon Communications, Inc.	2,082,282	92,703,195
*	Versant Media Group, Inc.	124,123	4,043,927
	Walt Disney Co.	653,483	73,712,882
*	Warner Bros Discovery, Inc.	1,421,448	39,146,678
#	Warner Music Group Corp., Class A	117,742	3,529,905
*	Yelp, Inc.	72,543	1,986,227
	Zedge, Inc., Class B	8,399	26,121
#*	Ziff Davis, Inc.	78,161	2,987,313
#*	ZoomInfo Technologies, Inc.	369,412	2,973,767
TOTAL COMMUNICATION SERVICES			3,145,177,597

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (8.9%)
#*	1-800-Flowers.com, Inc., Class A	57,442	$248,149
*	1stdibs.com, Inc.	8,519	46,684
*	Abercrombie & Fitch Co., Class A	116,159	11,340,603
#	Academy Sports & Outdoors, Inc.	98,825	5,436,363
#	Acushnet Holdings Corp.	156,300	15,151,722
*	Adient PLC	93,365	1,941,992
	ADT, Inc.	904,109	7,232,872
#*	Adtalem Global Education, Inc.	73,590	7,620,244
#	Advance Auto Parts, Inc.	70,744	3,396,419
*	Airbnb, Inc., Class A	54,337	7,029,578
*	Amazon.com, Inc.	2,934,998	702,345,021
	AMCON Distributing Co.	1,168	126,681
#*	American Axle & Manufacturing Holdings, Inc.	138,632	1,104,897
	American Eagle Outfitters, Inc.	311,671	7,265,051
*	American Outdoor Brands, Inc.	29,110	263,737
*	American Public Education, Inc.	34,800	1,453,944
#*	America's Car-Mart, Inc.	10,586	272,272
*	Aptiv PLC	221,083	16,747,037
	Aramark	369,099	14,206,621
*	Arhaus, Inc.	63,533	646,766
*	Ark Restaurants Corp.	7,366	48,321
	Arko Corp.	121,831	646,923
*	Asbury Automotive Group, Inc.	35,585	8,345,038
	Autoliv, Inc.	147,349	17,864,593
*	AutoNation, Inc.	105,335	21,591,568
*	AutoZone, Inc.	4,708	17,439,797
	Bassett Furniture Industries, Inc.	18,048	285,158
	Bath & Body Works, Inc.	149,394	3,256,789
*	Beachbody Co., Inc.	1,034	11,767
*	Beazer Homes USA, Inc.	54,852	1,183,158
*	Bed Bath & Beyond, Inc.	7,600	44,916
	Best Buy Co., Inc.	380,018	24,739,172
*	Biglari Holdings, Inc. (BH US), Class B	3,163	1,186,220
*	Biglari Holdings, Inc. (BH/A US), Class A	308	606,397
*	Birkenstock Holding PLC	183,416	6,925,788
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	BJ's Restaurants, Inc.	33,842	$1,415,272
	Booking Holdings, Inc.	9,330	46,667,167
*	Boot Barn Holdings, Inc.	46,148	8,236,495
	BorgWarner, Inc.	283,224	13,427,650
*»	Bowl America, Inc.	3,937	0
	Boyd Gaming Corp.	72,511	6,130,080
*	Bright Horizons Family Solutions, Inc.	70,230	6,505,405
	Brightstar Lottery PLC	98,836	1,431,145
*	Brinker International, Inc.	67,650	10,669,758
	Brunswick Corp.	84,867	6,808,031
	Buckle, Inc.	92,598	4,379,885
#	Build-A-Bear Workshop, Inc.	29,799	1,778,404
#*	Burlington Stores, Inc.	57,670	17,062,246
*	Caesars Entertainment, Inc.	16,788	347,512
	Caleres, Inc.	42,661	521,317
#*	Callaway Golf Co.	294,396	4,224,583
	Camping World Holdings, Inc., Class A	42,404	559,309
*	Capri Holdings Ltd.	55,549	1,253,741
#*	CarMax, Inc.	166,626	7,421,522
*	Carnival Corp.	922,841	27,703,687
	Carriage Services, Inc.	32,417	1,391,013
	Carter's, Inc.	44,230	1,530,800
#*	Carvana Co.	50,254	20,157,382
#*	Cava Group, Inc.	22,821	1,383,409
#*	Cavco Industries, Inc.	11,824	5,817,644
	Century Communities, Inc.	53,478	3,368,044
*	Champion Homes, Inc.	93,765	7,349,301
#	Cheesecake Factory, Inc.	113,900	6,601,644
*	Chewy, Inc., Class A	128,111	3,729,311
*	Chipotle Mexican Grill, Inc.	571,772	22,224,778
#	Choice Hotels International, Inc.	67,361	6,924,711
#	Churchill Downs, Inc.	80,515	7,919,455
*	Citi Trends, Inc.	13,438	579,850
	Clarus Corp.	4,029	15,431
#	Columbia Sportswear Co.	92,293	5,101,957
*	Cooper-Standard Holdings, Inc.	13,534	424,562
*	Coupang, Inc.	394,440	7,951,910
*	Coursera, Inc.	196,119	1,188,481
#	Cracker Barrel Old Country Store, Inc.	23,961	721,705

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Cricut, Inc., Class A	9,144	$40,874
#*	Crocs, Inc.	51,021	4,281,682
	Crown Crafts, Inc.	3,959	11,679
*	Culp, Inc.	17,123	60,273
	Dana, Inc.	236,314	6,829,475
	Darden Restaurants, Inc.	148,823	29,667,865
#*	Dave & Buster's Entertainment, Inc.	36,575	686,513
*	Deckers Outdoor Corp.	116,360	13,886,402
#	Designer Brands, Inc., Class A	47,506	301,188
#	Dick's Sporting Goods, Inc.	114,303	23,089,206
#	Dillard's, Inc., Class A	18,764	11,400,256
#	Dine Brands Global, Inc.	8,078	277,802
#	Domino's Pizza, Inc.	19,533	8,014,976
*	DoorDash, Inc., Class A	95,377	19,516,042
*	Dorman Products, Inc.	46,203	5,738,413
	DR Horton, Inc.	165,989	24,705,803
#*	DraftKings, Inc., Class A	153,846	4,232,303
#*	Dream Finders Homes, Inc., Class A	40,679	748,087
#*	Driven Brands Holdings, Inc.	163,354	2,540,155
*	Duluth Holdings, Inc., Class B	55,500	133,755
*	Duolingo, Inc.	16,346	2,191,345
*	Dutch Bros, Inc., Class A	75,299	4,095,513
	eBay, Inc.	546,889	49,887,215
*	El Pollo Loco Holdings, Inc.	41,120	416,546
	Escalade, Inc.	37,461	544,683
	Ethan Allen Interiors, Inc.	31,226	716,012
*	Etsy, Inc.	71,933	3,809,572
*	European Wax Center, Inc., Class A	1,277	5,019
	Expedia Group, Inc.	85,082	22,533,117
*	Figs, Inc., Class A	286,537	3,097,465
*	First Watch Restaurant Group, Inc.	70,505	1,127,375
*	Five Below, Inc.	87,336	16,737,071
	Flanigan's Enterprises, Inc.	2,891	94,030
	Flexsteel Industries, Inc.	13,923	557,338
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Floor & Decor Holdings, Inc., Class A	109,958	$7,252,830
*	Flutter Entertainment PLC	61,902	10,223,115
	Ford Motor Co.	3,518,977	48,843,401
*	Fox Factory Holding Corp.	75,503	1,389,255
*	Frontdoor, Inc.	104,992	6,206,077
#*	Full House Resorts, Inc.	23,954	55,573
*	Funko, Inc., Class A	72,610	294,797
*	GameStop Corp., Class A	3,071	73,335
	Gap, Inc.	439,609	12,300,260
	Garmin Ltd.	155,286	31,311,869
	Garrett Motion, Inc.	188,704	3,404,220
	General Motors Co.	1,015,788	85,326,192
*	Genesco, Inc.	16,903	489,004
	Gentex Corp.	395,478	9,099,949
*	Gentherm, Inc.	52,061	1,663,870
	Genuine Parts Co.	157,154	21,842,834
*	GigaCloud Technology, Inc., Class A	17,237	688,273
	G-III Apparel Group Ltd.	76,065	2,232,508
#	Gildan Activewear, Inc. (GIL US)	1,374	89,283
#*	Global Business Travel Group I	167,784	1,149,320
	Gold.com, Inc.	37,225	1,930,116
#*	Goodyear Tire & Rubber Co.	524,684	4,937,276
	Graham Holdings Co., Class B	7,504	8,754,392
*	Grand Canyon Education, Inc.	50,608	8,797,695
*	Green Brick Partners, Inc.	31,887	2,212,639
	Group 1 Automotive, Inc.	23,413	8,294,289
*	Groupon, Inc.	34,996	495,193
	H&R Block, Inc.	159,291	6,284,030
	Hamilton Beach Brands Holding Co., Class A	17,801	339,821
	Harley-Davidson, Inc.	114,010	2,257,398
	Hasbro, Inc.	121,667	10,866,080
	Haverty Furniture Cos., Inc. (HVT US)	17,885	452,848
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	2,523	64,097
#*	Helen of Troy Ltd.	32,388	536,345

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Hilton Grand Vacations, Inc.	111,600	$5,034,276
	Hilton Worldwide Holdings, Inc.	86,401	25,791,563
*	Holley, Inc.	136,378	525,055
	Home Depot, Inc.	456,996	171,186,132
	Hooker Furnishings Corp.	21,195	281,258
*	Hovnanian Enterprises, Inc., Class A	300	33,795
#	Hyatt Hotels Corp., Class A	43,346	6,778,014
	Installed Building Products, Inc.	49,237	14,187,149
	J Jill, Inc.	3,140	49,015
	JAKKS Pacific, Inc.	6,158	112,507
	Jerash Holdings U.S., Inc.	3,471	10,621
	Johnson Outdoors, Inc., Class A	17,380	788,878
	KB Home	116,694	6,714,573
#	Kohl's Corp.	140,940	2,462,222
	Kontoor Brands, Inc.	74,533	4,451,856
*	Koss Corp.	2,964	12,834
	Krispy Kreme, Inc.	66,243	208,665
*	Kura Sushi USA, Inc., Class A	6,958	464,864
#	Lakeland Industries, Inc.	17,245	162,448
#*	Lands' End, Inc.	47,501	843,618
	Las Vegas Sands Corp.	262,523	13,842,838
*	Latham Group, Inc.	9,398	59,113
*	Laureate Education, Inc.	256,252	8,789,444
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	74,248	2,703,370
#	LCI Industries	44,099	6,468,882
	Lear Corp.	75,871	8,883,735
*	Legacy Housing Corp.	9,372	194,469
	Leggett & Platt, Inc.	65,218	761,094
#	Lennar Corp. (LEN US), Class A	239,617	26,202,119
#	Lennar Corp. (LENB US), Class B	19,551	1,979,734
	Levi Strauss & Co., Class A	125,939	2,503,667
*	LGI Homes, Inc.	27,923	1,399,222
*	Liberty Live Holdings, Inc., Class A	25,309	2,035,856
*	Liberty Live Holdings, Inc., Class C	69,306	5,723,289
*	Life Time Group Holdings, Inc.	261,814	7,637,114
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lifetime Brands, Inc.	42,821	$134,886
*	Lincoln Educational Services Corp.	52,781	1,407,141
*	Lindblad Expeditions Holdings, Inc.	11,010	183,537
	Lithia Motors, Inc.	46,192	14,940,340
*	Live Ventures, Inc.	807	16,188
	LKQ Corp.	295,104	9,694,166
*	Lovesac Co.	19,588	260,912
	Lowe's Cos., Inc.	84,912	22,676,599
*	Lululemon Athletica, Inc.	101,730	17,751,885
*	M/I Homes, Inc.	28,770	3,846,549
	Macy's, Inc.	494,192	9,893,724
#*	Malibu Boats, Inc., Class A	31,670	1,029,275
	Marine Products Corp.	34,135	329,744
#*	MarineMax, Inc.	27,275	737,243
	Marriott International, Inc., Class A	77,376	24,396,653
#	Marriott Vacations Worldwide Corp.	40,981	2,225,678
*	MasterCraft Boat Holdings, Inc.	20,998	452,087
*	Mattel, Inc.	370,356	7,736,737
	Matthews International Corp., Class A	5,410	142,229
	McDonald's Corp.	153,898	48,477,870
	Meritage Homes Corp.	130,018	9,037,551
*	MGM Resorts International	257,788	8,646,210
*	Mister Car Wash, Inc.	210,242	1,166,843
*	Mobileye Global, Inc., Class A	183,729	1,649,886
*	Mohawk Industries, Inc.	72,620	8,596,756
	Monarch Casino & Resort, Inc.	6,743	617,187
#	Monro, Inc.	39,545	740,282
*	Motorcar Parts of America, Inc.	39,391	489,630
	Movado Group, Inc.	22,091	503,675
#	Murphy USA, Inc.	28,968	12,239,270
	Nathan's Famous, Inc.	5,044	510,049
*	National Vision Holdings, Inc.	100,851	2,657,424
	Newell Brands, Inc.	492,660	2,093,805
	NIKE, Inc., Class B	377,528	23,335,006
#*	Norwegian Cruise Line Holdings Ltd.	583,336	12,810,059
*	NVR, Inc.	3,374	25,762,953
*	Ollie's Bargain Outlet Holdings, Inc.	112,120	12,367,957

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	OneSpaWorld Holdings Ltd.	150,098	$2,949,426
#*	OneWater Marine, Inc., Class A	11,993	159,267
*	O'Reilly Automotive, Inc.	127,871	12,583,785
#	Oxford Industries, Inc.	18,801	692,817
#	Papa John's International, Inc.	38,399	1,350,493
#	Patrick Industries, Inc.	60,491	7,632,149
#*	Penn Entertainment, Inc.	100,413	1,289,303
#	Penske Automotive Group, Inc.	147,130	23,068,513
	Perdoceo Education Corp.	128,800	4,125,464
#*	Petco Health & Wellness Co., Inc.	132,171	355,540
	Phinia, Inc.	70,099	4,988,946
*	Planet Fitness, Inc., Class A	114,739	10,445,839
#	Polaris, Inc.	55,282	3,529,203
	Pool Corp.	38,496	9,781,449
#*	Portillo's, Inc., Class A	17,170	97,010
	PulteGroup, Inc.	169,615	21,217,140
*	Pursuit Attractions & Hospitality, Inc.	33,430	1,161,024
#	PVH Corp.	58,567	3,652,238
*	QuantumScape Corp.	11,827	104,669
	Ralph Lauren Corp.	58,151	20,551,145
*	Rave Restaurant Group, Inc.	478	1,597
	RCI Hospitality Holdings, Inc.	15,909	382,452
*	Red Robin Gourmet Burgers, Inc.	3,175	11,843
#	Red Rock Resorts, Inc., Class A	89,349	5,640,602
*	Revolve Group, Inc.	60,627	1,676,337
#*	RH	30,257	6,015,999
*	Rivian Automotive, Inc., Class A	947,172	13,970,787
	Rocky Brands, Inc.	14,995	482,689
	Ross Stores, Inc.	270,627	51,053,784
#	Royal Caribbean Cruises Ltd.	193,845	62,931,779
*	Rush Street Interactive, Inc.	48,184	851,411
*	Sabre Corp.	55,774	72,506
*	Sally Beauty Holdings, Inc.	158,974	2,419,584
#*	Savers Value Village, Inc.	122,191	1,265,899
	Service Corp. International	224,107	18,024,926
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Shake Shack, Inc., Class A	28,583	$2,531,596
#*	SharkNinja, Inc.	143,264	16,933,805
#	Shoe Carnival, Inc.	49,480	943,089
#	Signet Jewelers Ltd.	130,599	12,050,370
#*	Sleep Number Corp.	7,641	88,941
	Smith & Wesson Brands, Inc.	63,962	698,465
*	Solid Power, Inc.	131,347	588,435
	Somnigroup International, Inc.	317,043	27,852,228
	Sonic Automotive, Inc., Class A	39,858	2,389,886
*	Sonos, Inc.	54,017	775,144
	Standard Motor Products, Inc.	41,127	1,642,201
	Starbucks Corp.	218,009	20,045,928
	Steven Madden Ltd.	115,876	5,084,639
*	Stitch Fix, Inc., Class A	188,446	904,541
*	Stoneridge, Inc.	44,097	290,158
	Strategic Education, Inc.	48,786	4,147,786
*	Strattec Security Corp.	7,055	558,192
#*	Stride, Inc.	128,691	10,887,259
	Sturm Ruger & Co., Inc.	18,867	692,230
	Superior Group of Cos., Inc.	44,530	443,519
#*	Sweetgreen, Inc., Class A	111,889	686,998
*	Sypris Solutions, Inc.	1,331	4,658
	Tapestry, Inc.	323,864	41,101,580
*	Target Hospitality Corp.	8,237	56,753
*	Taylor Morrison Home Corp.	276,729	16,866,633
*	Tesla, Inc.	233,270	100,401,741
	Texas Roadhouse, Inc.	88,442	15,907,178
#	Thor Industries, Inc.	76,751	8,586,134
#*	Tilly's, Inc., Class A	51,953	76,371
	TJX Cos., Inc.	603,053	90,343,370
	Toll Brothers, Inc.	196,569	28,402,255
#*	TopBuild Corp.	68,601	32,108,698
	Tractor Supply Co.	477,200	24,279,936
	Travel & Leisure Co.	72,134	5,016,198
*	Tri Pointe Homes, Inc.	157,670	5,258,294
*	Udemy, Inc.	65,303	314,107
*	Ulta Beauty, Inc.	38,200	24,729,152
#*	Under Armour, Inc. (UA US), Class C	318,034	1,930,466
#*	Under Armour, Inc. (UAA US), Class A	157,265	970,325
*	Unifi, Inc.	23,073	89,062

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	United Parks & Resorts, Inc.	61,139	$2,301,883
#*	Universal Technical Institute, Inc.	81,708	2,273,934
	Upbound Group, Inc.	68,521	1,295,047
*	Urban Outfitters, Inc.	244,921	17,352,653
#	Vail Resorts, Inc.	48,486	6,452,032
*	Valvoline, Inc.	228,066	7,462,320
*	Vera Bradley, Inc.	44,423	106,615
#	VF Corp.	248,396	4,866,078
#*	Victoria's Secret & Co.	136,643	7,448,410
*	Vince Holding Corp.	4,109	11,094
#	Visteon Corp.	49,147	4,465,496
#*	Warby Parker, Inc., Class A	85,363	2,177,610
#*	Wayfair, Inc., Class A	17,399	1,800,623
#	Wendy's Co.	419,886	3,270,912
	Weyco Group, Inc.	21,135	668,289
#	Whirlpool Corp.	54,663	4,372,493
	Williams-Sonoma, Inc.	199,348	40,796,568
#	Wingstop, Inc.	21,362	5,670,116
	Winmark Corp.	2,669	1,202,892
	Winnebago Industries, Inc.	51,920	2,383,647
#	Wolverine World Wide, Inc.	96,829	1,715,810
	Wyndham Hotels & Resorts, Inc.	84,676	6,163,566
#	Wynn Resorts Ltd.	30,474	3,274,431
#*	XPEL, Inc.	13,233	681,632
#*	YETI Holdings, Inc.	94,776	4,332,211
	Yum! Brands, Inc.	108,530	16,876,415
*	Yunhong Green CTI Ltd.	369	1,439
*	Zumiez, Inc.	29,393	723,362
TOTAL CONSUMER DISCRETIONARY			3,311,314,878
CONSUMER STAPLES — (5.1%)
#	Albertsons Cos., Inc., Class A	607,194	10,109,780
	Alico, Inc.	15,158	626,177
	Altria Group, Inc.	377,456	23,398,497
	Andersons, Inc.	61,883	3,836,127
	Archer-Daniels-Midland Co.	210,081	14,140,552
	B&G Foods, Inc.	67,026	292,904
*	BellRing Brands, Inc.	139,061	3,458,447
*	BJ's Wholesale Club Holdings, Inc.	239,975	22,183,289
*	Boston Beer Co., Inc. , Class A	14,217	3,037,036
*	Bridgford Foods Corp.	11,491	86,872
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Brown-Forman Corp. (BF/A US), Class A	38,688	$1,076,687
#	Brown-Forman Corp. (BFB US), Class B	231,870	6,346,282
	Bunge Global SA	234,960	26,757,245
	Calavo Growers, Inc.	23,737	603,869
	Cal-Maine Foods, Inc.	90,674	7,573,999
#	Campbell's Co.	328,317	9,186,310
	Casey's General Stores, Inc.	48,518	29,426,167
#*	Central Garden & Pet Co. (CENT US)	36,639	1,239,497
*	Central Garden & Pet Co. (CENTA US), Class A	136,866	4,197,680
*	Chefs' Warehouse, Inc.	61,367	3,859,984
	Church & Dwight Co., Inc.	193,401	18,614,846
	Clorox Co.	59,906	6,756,798
	Coca-Cola Co.	2,176,890	162,853,141
	Coca-Cola Consolidated, Inc.	121,079	18,411,273
*	Coffee Holding Co., Inc.	3,583	11,430
	Colgate-Palmolive Co.	345,859	31,227,609
	Conagra Brands, Inc.	374,976	6,940,806
	Constellation Brands, Inc., Class A	75,110	11,769,737
	Costco Wholesale Corp.	88,807	83,500,782
*	Coty, Inc., Class A	343,373	1,088,492
*	Darling Ingredients, Inc.	291,147	13,293,772
	Dole PLC	116,599	1,857,422
	Dollar General Corp.	193,846	27,803,332
#*	Dollar Tree, Inc.	256,808	30,198,053
	Edgewell Personal Care Co.	36,971	719,456
*	elf Beauty, Inc.	38,807	3,298,207
#	Energizer Holdings, Inc.	84,813	1,851,468
	Estee Lauder Cos., Inc., Class A	72,005	8,300,736
*	FitLife Brands, Inc.	600	9,540
	Flowers Foods, Inc.	14,035	160,420
	Fresh Del Monte Produce, Inc.	88,961	3,528,193
*»	Fresh Market, Inc.	18,803	0
*	Freshpet, Inc.	35,059	2,443,612
	General Mills, Inc.	395,735	18,306,701
#*	Grocery Outlet Holding Corp.	121,902	1,161,726
*	Herbalife Ltd.	84,000	1,448,160
	Hershey Co.	140,242	27,312,130
#*	Honest Co., Inc.	159,948	395,072
	Hormel Foods Corp.	431,029	10,607,624

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingles Markets, Inc., Class A	26,212	$1,962,230
	Ingredion, Inc.	115,642	13,657,320
	Interparfums, Inc.	48,456	4,727,852
	J&J Snack Foods Corp.	27,656	2,627,320
	J.M. Smucker Co.	104,564	10,964,581
	John B Sanfilippo & Son, Inc.	12,137	981,883
	Kenvue, Inc.	1,694,718	29,488,093
	Keurig Dr. Pepper, Inc.	560,958	15,392,688
#	Kimberly-Clark Corp.	182,771	18,275,272
	Kraft Heinz Co.	456,411	10,835,197
	Kroger Co.	1,280,416	80,474,146
*	Laird Superfood, Inc.	4,842	15,059
	Lamb Weston Holdings, Inc.	152,573	7,007,678
#	Lifevantage Corp.	21,105	111,857
*	Lifeway Foods, Inc.	25,136	553,746
	Limoneira Co.	25,559	368,050
*	Mama's Creations, Inc.	9,034	136,413
*	Mannatech, Inc.	867	6,563
*	Maplebear, Inc.	198,512	7,376,706
	Marzetti Co.	41,585	7,134,738
	McCormick & Co., Inc. (MKC US)	206,990	12,798,192
	McCormick & Co., Inc. (MKC/V US)	6,660	410,722
*	Medifast, Inc.	9,082	103,898
	MGP Ingredients, Inc.	28,295	704,828
*	Mission Produce, Inc.	82,816	1,114,703
	Molson Coors Beverage Co., Class B	214,103	10,285,508
	Mondelez International, Inc., Class A	545,190	31,877,259
*	Monster Beverage Corp.	526,632	42,530,800
*	National Beverage Corp.	111,023	3,783,664
*	Natural Alternatives International, Inc.	16,603	68,072
	Natural Grocers by Vitamin Cottage, Inc.	41,359	1,129,928
*	Nature's Sunshine Products, Inc.	53,859	1,358,324
	Nu Skin Enterprises, Inc., Class A	10,900	115,649
	Oil-Dri Corp. of America	26,740	1,619,107
	PepsiCo, Inc.	944,991	145,178,967
*	Performance Food Group Co.	131,614	12,562,556
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Philip Morris International, Inc.	291,355	$52,280,741
	Pilgrim's Pride Corp.	209,064	9,067,106
*	Post Holdings, Inc.	130,338	13,334,881
	PriceSmart, Inc.	53,304	7,580,362
	Procter & Gamble Co.	1,383,456	209,967,117
	Reynolds Consumer Products, Inc.	154,031	3,568,898
	Seaboard Corp.	1,210	6,149,559
*	Seneca Foods Corp. (SENEA US), Class A	15,264	1,821,453
*»	Seneca Foods Corp. (SENEB US), Class B	2,299	271,742
#*	Simply Good Foods Co.	150,122	2,817,790
	Spectrum Brands Holdings, Inc.	69,759	4,444,346
*	Sprouts Farmers Market, Inc.	221,512	15,707,416
	Sysco Corp.	322,574	27,047,830
	Target Corp.	430,413	45,395,659
#	Tootsie Roll Industries, Inc.	75,654	2,865,774
*	TreeHouse Foods, Inc.	55,636	1,370,871
	Turning Point Brands, Inc.	35,127	4,255,636
	Tyson Foods, Inc., Class A	265,567	17,349,492
*	U.S. Foods Holding Corp.	443,636	37,096,842
*	United Natural Foods, Inc.	109,284	4,068,643
	United-Guardian, Inc.	4,655	33,563
#	Universal Corp.	46,810	2,648,978
*	USANA Health Sciences, Inc.	30,301	657,532
	Utz Brands, Inc.	92,117	970,913
	Village Super Market, Inc., Class A	24,258	865,040
#*	Vita Coco Co., Inc.	62,754	3,347,926
#*	Vital Farms, Inc.	43,982	1,251,288
	Walmart, Inc.	2,286,919	272,463,530
	WD-40 Co.	20,432	4,724,491
	Weis Markets, Inc.	44,585	3,172,223
*	Willamette Valley Vineyards, Inc.	871	2,430
TOTAL CONSUMER STAPLES			1,899,647,580
ENERGY — (5.1%)
*	Amplify Energy Corp.	48,704	244,494
	Antero Midstream Corp.	833,419	15,684,946

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Antero Resources Corp.	388,870	$14,143,202
#	APA Corp.	415,515	10,973,751
	Archrock, Inc.	316,797	9,374,023
	Ardmore Shipping Corp.	73,197	945,705
	Baker Hughes Co.	670,429	37,570,841
*	Bristow Group, Inc.	44,524	1,957,275
	Cactus, Inc., Class A	78,706	4,425,638
	California Resources Corp.	106,948	5,721,718
#*	Centrus Energy Corp., Class A	20,059	5,582,019
	Cheniere Energy, Inc.	200,765	42,465,813
	Chevron Corp.	1,437,024	254,209,546
	Chord Energy Corp. (CHRD US)	27,797	2,786,371
*	Clean Energy Fuels Corp.	418,012	919,626
#*	CNX Resources Corp.	401,459	15,576,609
#*	Comstock Resources, Inc.	420,267	10,233,501
*	Comstock, Inc.	5,400	15,930
	ConocoPhillips	1,303,709	135,885,589
#	Core Laboratories, Inc.	34,464	673,427
#	Core Natural Resources, Inc.	25,148	2,398,616
	Coterra Energy, Inc.	871,719	25,149,093
	Crescent Energy Co., Class A	264,310	2,582,309
#*	CVR Energy, Inc.	93,675	2,130,170
	Devon Energy Corp.	739,397	29,731,153
	DHT Holdings, Inc.	321,505	4,607,167
	Diamondback Energy, Inc.	202,705	33,233,485
*	DMC Global, Inc.	26,142	224,821
	Dorian LPG Ltd.	71,740	2,118,482
*	DT Midstream, Inc.	163,614	20,618,636
	Energy Services of America Corp.	19,547	176,118
	EOG Resources, Inc.	383,537	43,006,004
	Epsilon Energy Ltd.	49,751	248,257
	EQT Corp.	458,430	26,465,164
	Evolution Petroleum Corp.	53,770	211,854
	Excelerate Energy, Inc., Class A	40,218	1,502,142
	Expand Energy Corp.	387,920	43,606,087
*	Expro Group Holdings NV	134,231	2,149,038
	Exxon Mobil Corp.	3,049,952	431,263,213
*	Forum Energy Technologies, Inc.	380	17,191
	FutureFuel Corp.	66,379	218,387
*	Geospace Technologies Corp.	35,517	549,093
		Shares	Value†
ENERGY — (Continued)
	Granite Ridge Resources, Inc.	18,515	$92,945
*	Green Plains, Inc.	49,291	564,875
*	Gulfport Energy Corp.	23,098	4,715,919
	Halliburton Co.	938,690	31,464,889
*	Helix Energy Solutions Group, Inc.	176,154	1,398,663
	Helmerich & Payne, Inc.	115,814	3,923,778
	HF Sinclair Corp.	337,290	17,535,707
*	Innovex International, Inc.	12,707	315,769
#	International Seaways, Inc.	89,544	5,341,300
	Kinder Morgan, Inc.	921,507	28,096,748
#	Kinetik Holdings, Inc.	30,453	1,245,832
	Kodiak Gas Services, Inc.	104,788	4,402,144
	Liberty Energy, Inc.	178,430	4,398,300
	Magnolia Oil & Gas Corp., Class A	216,076	5,512,099
*	Mammoth Energy Services, Inc.	14,869	34,793
	Marathon Petroleum Corp.	182,150	32,093,008
	Matador Resources Co.	298,453	13,502,014
#	Murphy Oil Corp.	223,297	6,719,007
*	Nabors Industries Ltd.	2,059	137,624
	NACCO Industries, Inc., Class A	13,510	665,097
*	National Energy Services Reunited Corp.	15,553	306,083
	Natural Gas Services Group, Inc.	35,963	1,245,758
*	NCS Multistage Holdings, Inc.	1,376	54,875
#	Noble Corp. PLC	184,088	6,557,215
#	Nordic American Tankers Ltd.	275,009	1,144,037
#	Northern Oil & Gas, Inc.	46,124	1,153,100
	NOV, Inc.	630,478	11,569,271
	Occidental Petroleum Corp.	694,342	31,516,183
*	Oceaneering International, Inc.	157,122	4,729,372
*	Oil States International, Inc.	129,227	1,094,553
	ONEOK, Inc.	501,711	39,730,494
	Ovintiv, Inc.	231,443	10,060,827
*	Par Pacific Holdings, Inc.	66,104	2,494,765
#	Patterson-UTI Energy, Inc.	261,328	1,967,800

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	PBF Energy, Inc., Class A	190,952	$6,389,254
	Peabody Energy Corp.	181,700	6,406,742
	Permian Resources Corp.	688,251	11,101,489
	Phillips 66	262,544	37,690,817
*	PrimeEnergy Resources Corp.	3,491	639,167
*	ProPetro Holding Corp.	130,183	1,495,803
#	Range Resources Corp.	429,175	16,244,274
	Ranger Energy Services, Inc., Class A	28,964	446,625
*	REX American Resources Corp.	60,094	2,031,778
	Riley Exploration Permian, Inc.	1,097	30,771
#	RPC, Inc.	263,207	1,750,327
*	Rubico, Inc.	23	17
	SandRidge Energy, Inc.	53,216	843,474
	Scorpio Tankers, Inc.	91,922	5,848,078
*	SEACOR Marine Holdings, Inc.	31,068	207,534
#*	Seadrill Ltd.	75,505	2,905,432
	Select Water Solutions, Inc.	197,259	2,384,861
#	SFL Corp. Ltd.	174,296	1,544,263
	SLB Ltd.	1,260,691	60,992,231
	SM Energy Co.	64,971	1,264,985
	Smart Sand, Inc.	5,073	23,589
	Solaris Energy Infrastructure, Inc.	67,099	3,703,194
*	Stabilis Solutions, Inc.	3,403	18,921
*	Talos Energy, Inc.	334,800	3,990,816
	Targa Resources Corp.	213,248	42,858,583
	TechnipFMC PLC	594,664	33,134,678
	Teekay Corp. Ltd.	153,639	1,571,727
	Teekay Tankers Ltd., Class A	53,875	3,476,015
*	TETRA Technologies, Inc.	191,569	2,183,887
#	Texas Pacific Land Corp.	55,374	19,290,087
#*	Tidewater, Inc.	92,901	5,805,383
*	TOP Ships, Inc.	1,424	7,277
#*	Transocean Ltd.	1,179,193	5,860,589
#*	Uranium Energy Corp.	91,900	1,584,356
	VAALCO Energy, Inc.	3,116	16,016
#*	Valaris Ltd.	82,079	4,738,421
	Valero Energy Corp.	245,229	44,491,897
		Shares	Value†
ENERGY — (Continued)
	Viper Energy, Inc., Class A	28,774	$1,218,291
#	Vitesse Energy, Inc.	57,526	1,205,745
	Weatherford International PLC	85,111	8,007,243
	Williams Cos., Inc.	674,140	45,342,656
	World Kinect Corp.	116,491	3,134,773
TOTAL ENERGY			1,909,263,414
FINANCIALS — (16.4%)
	1st Source Corp.	59,365	3,997,045
#*	Acacia Research Corp.	134,535	535,449
	Acadian Asset Management, Inc.	71,701	3,973,669
	ACNB Corp.	15,047	760,174
	Affiliated Managers Group, Inc.	50,548	15,826,073
	Affinity Bancshares, Inc.	11,076	223,403
#*	Affirm Holdings, Inc.	240,554	14,505,406
	Aflac, Inc.	377,528	41,886,732
	Alerus Financial Corp.	20,205	497,447
	Allstate Corp.	226,588	45,088,746
	Ally Financial, Inc.	593,124	25,077,283
*	AlTi Global, Inc.	3,743	17,555
	Amalgamated Financial Corp.	54,251	2,107,109
	Amerant Bancorp, Inc.	57,977	1,258,101
	American Coastal Insurance Corp.	6,725	74,311
	American Express Co.	334,085	117,654,714
	American Financial Group, Inc.	125,882	16,398,648
	American International Group, Inc.	509,460	38,148,365
	Ameriprise Financial, Inc.	96,609	50,931,299
	Ameris Bancorp	128,939	10,395,062
	AMERISAFE, Inc.	24,774	931,750
	AmeriServ Financial, Inc.	21,821	72,009
	Ames National Corp.	11,722	305,944
	Aon PLC, Class A	74,649	26,100,276
	Apollo Global Management, Inc.	183,295	24,660,509
*	Arch Capital Group Ltd.	327,862	31,487,866
#	ARES Management Corp., Class A	49,832	7,458,355
	Arrow Financial Corp.	25,758	870,878
	Arthur J Gallagher & Co.	67,527	16,839,208

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Artisan Partners Asset Management, Inc., Class A	124,800	$5,556,096
	Associated Banc-Corp.	298,827	8,146,024
	Associated Capital Group, Inc., Class A	5,033	198,552
	Assurant, Inc.	90,918	21,650,303
	Assured Guaranty Ltd.	113,118	9,598,062
	Atlantic American Corp.	17,563	47,596
#	Atlantic Union Bankshares Corp.	233,859	9,083,084
*	Atlanticus Holdings Corp.	27,869	1,438,876
	Auburn National BanCorp, Inc.	6,204	154,231
	Axis Capital Holdings Ltd.	140,855	14,533,419
#*	Axos Financial, Inc.	101,974	10,094,406
#*	Baldwin Insurance Group, Inc.	73,864	1,619,099
	Banc of California, Inc.	259,555	5,185,909
	BancFirst Corp.	69,987	7,695,071
*	Bancorp, Inc.	83,001	4,933,579
#	Bank First Corp.	3,731	520,624
	Bank of America Corp.	3,352,938	178,376,355
	Bank of Hawaii Corp.	73,173	5,471,877
	Bank of Marin Bancorp	29,353	788,128
#	Bank of New York Mellon Corp.	499,078	59,849,434
	Bank of NT Butterfield & Son Ltd.	78,448	4,063,606
	Bank of the James Financial Group, Inc.	8,408	158,911
#	Bank OZK	205,326	9,765,305
	Bank7 Corp.	1,366	60,705
	BankUnited, Inc.	138,114	6,556,272
	Bankwell Financial Group, Inc.	8,385	404,073
	Banner Corp.	62,593	3,870,751
	Bar Harbor Bankshares	30,060	1,019,335
	BayCom Corp.	21,758	634,898
	BCB Bancorp, Inc.	21,671	170,984
	Beacon Financial Corp.	134,082	3,801,225
*	Berkshire Hathaway, Inc., Class B	813,088	390,713,177
	BGC Group, Inc., Class A	571,261	5,204,188
		Shares	Value†
FINANCIALS — (Continued)
	Blackrock, Inc.	38,710	$43,314,167
	Blackstone, Inc.	115,421	16,438,259
*	Block, Inc.	226,057	13,660,625
*	Blue Foundry Bancorp	39,705	522,121
	Blue Ridge Bankshares, Inc.	6,136	26,078
#	BOK Financial Corp.	116,319	15,114,491
*	Bowhead Specialty Holdings, Inc.	1,011	24,830
#	Bread Financial Holdings, Inc.	84,041	6,096,334
*	Bridgewater Bancshares, Inc.	44,336	851,695
*	Brighthouse Financial, Inc.	121,788	7,801,739
*	Broadway Financial Corp.	61	499
	Brown & Brown, Inc.	220,000	15,862,000
	Burke & Herbert Financial Services Corp.	14,771	967,205
	Business First Bancshares, Inc.	17,724	499,285
*	BV Financial, Inc.	2,876	54,989
	Byline Bancorp, Inc.	58,320	1,862,158
	C&F Financial Corp.	5,958	448,637
	Cadence Bank	242,929	10,229,740
	California BanCorp	5,647	101,590
*»	California First Leasing Corp.	179	4,973
	Camden National Corp.	30,488	1,450,314
	Capital Bancorp, Inc.	4,480	137,626
	Capital City Bank Group, Inc.	37,270	1,556,395
	Capital One Financial Corp.	343,022	75,097,806
	Capitol Federal Financial, Inc.	222,293	1,618,293
	Carlyle Group, Inc.	288,208	16,940,866
*	Carter Bankshares, Inc.	29,537	632,387
	Cass Information Systems, Inc.	23,813	1,070,632
	Cathay General Bancorp	124,493	6,371,552
	CB Financial Services, Inc.	747	26,765
	Cboe Global Markets, Inc.	93,320	24,735,399
	Central Pacific Financial Corp.	48,861	1,591,403
	CF Bankshares, Inc.	7,043	205,022
	Charles Schwab Corp.	678,772	70,537,986

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	9,469	$575,431
	ChoiceOne Financial Services, Inc.	543	15,579
	Chubb Ltd.	178,272	55,185,880
	Cincinnati Financial Corp.	188,614	30,346,106
	Citigroup, Inc.	941,348	108,923,377
	Citizens & Northern Corp.	23,418	532,994
	Citizens Community Bancorp, Inc.	24,520	444,793
	Citizens Financial Group, Inc.	536,649	33,798,154
	Citizens Financial Services, Inc.	934	59,076
	City Holding Co.	39,028	4,803,957
	Civista Bancshares, Inc.	24,121	582,040
	CME Group, Inc.	111,525	32,237,417
	CNB Financial Corp.	54,779	1,517,378
	CNO Financial Group, Inc.	170,411	7,165,783
*	Coastal Financial Corp.	24,466	2,343,353
	Cohen & Co., Inc.	1,816	33,941
	Cohen & Steers, Inc.	98,800	6,348,888
*	Coinbase Global, Inc., Class A	80,856	15,745,897
	Colony Bankcorp, Inc.	22,040	428,898
	Columbia Banking System, Inc.	194,329	5,721,046
#*	Columbia Financial, Inc.	113,827	1,851,965
	Comerica, Inc.	168,640	14,953,309
	Commerce Bancshares, Inc.	252,453	13,289,126
	Community Financial System, Inc.	95,665	5,979,063
	Community Trust Bancorp, Inc.	44,717	2,759,039
	Community West Bancshares	27,567	660,781
	ConnectOne Bancorp, Inc.	99,701	2,654,041
*	Consumer Portfolio Services, Inc.	175,197	1,511,950
	Corebridge Financial, Inc.	611,930	18,865,802
*	Corpay, Inc.	113,759	35,791,994
	Crawford & Co. (CRD/A US), Class A	76,724	832,455
	Crawford & Co. (CRD/B US), Class B	54,625	562,638
		Shares	Value†
FINANCIALS — (Continued)
#*	Credit Acceptance Corp.	26,793	$13,349,344
#	Cullen/Frost Bankers, Inc.	103,752	14,299,101
*	Customers Bancorp, Inc.	60,241	4,760,244
	CVB Financial Corp.	249,437	4,916,403
*	Dave, Inc.	13,653	2,234,860
	Diamond Hill Investment Group, Inc.	3,854	660,383
	DigitalBridge Group, Inc.	302,631	4,657,491
	Dime Community Bancshares, Inc.	86,715	2,950,044
	Donegal Group, Inc. (DGICA US), Class A	55,956	1,044,699
	Donegal Group, Inc. (DGICB US), Class B	5,678	94,141
*	Donnelley Financial Solutions, Inc.	49,541	2,563,747
	Eagle Bancorp Montana, Inc.	10,752	233,426
	Eagle Bancorp, Inc.	45,667	1,222,049
	Eagle Financial Services, Inc.	421	16,129
	East West Bancorp, Inc.	182,948	20,936,569
#	Eastern Bankshares, Inc.	349,454	7,158,565
*	eHealth, Inc.	6,248	17,682
	Employers Holdings, Inc.	51,156	2,231,425
	Enact Holdings, Inc.	37,161	1,477,893
*	Encore Capital Group, Inc.	42,715	2,357,868
*	Enova International, Inc.	69,659	11,505,577
	Enterprise Financial Services Corp.	67,488	3,870,437
	Equitable Holdings, Inc.	521,959	24,218,898
	Equity Bancshares, Inc., Class A	35,658	1,644,547
#	Erie Indemnity Co., Class A	32,785	9,278,483
#	Esquire Financial Holdings, Inc.	12,821	1,367,103
	Essent Group Ltd.	177,539	11,170,754
#*	Euronet Worldwide, Inc.	74,097	5,369,069
	Evercore, Inc., Class A	50,884	17,975,791
	Everest Group Ltd.	43,520	14,417,306
	EVERTEC, Inc.	155,310	4,660,853

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	137,432	$2,947,916
#	F&G Annuities & Life, Inc.	48,660	1,434,983
#	FactSet Research Systems, Inc.	29,519	7,508,453
	Farmers & Merchants Bancorp, Inc.	8,217	220,462
	Farmers National Banc Corp.	48,638	631,321
*	FB Bancorp, Inc.	1,168	15,137
	FB Financial Corp.	85,503	4,918,988
	Federal Agricultural Mortgage Corp. (AGM US), Class C	16,496	2,792,773
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,460	318,988
#	Federated Hermes, Inc.	223,422	11,903,924
	Fidelis Insurance Holdings Ltd.	50,858	968,336
	Fidelity D&D Bancorp, Inc.	2,824	126,233
	Fidelity National Financial, Inc.	275,051	14,960,024
	Fidelity National Information Services, Inc.	294,953	16,296,153
*	Fifth District Bancorp, Inc.	818	12,319
#	Fifth Third Bancorp	780,570	39,200,225
*	Finance of America Cos., Inc., Class A	107	2,492
	Financial Institutions, Inc.	29,131	959,575
	Finward Bancorp	1,450	53,135
*	Finwise Bancorp	11,665	204,254
	First American Financial Corp.	223,212	14,102,534
	First BanCorp	377,366	8,347,336
	First Bancorp, Inc.	23,903	653,747
#	First Bancorp/Southern Pines NC	95,806	5,550,042
	First Bank	38,105	635,591
	First Busey Corp.	155,203	3,825,754
	First Business Financial Services, Inc.	19,052	1,092,061
	First Capital, Inc.	4,002	235,798
	First Citizens BancShares, Inc., Class A	8,458	17,504,423
	First Commonwealth Financial Corp.	202,961	3,659,387
		Shares	Value†
FINANCIALS — (Continued)
	First Community Bankshares, Inc.	47,318	$1,704,394
	First Community Corp.	11,112	325,804
	First Financial Bancorp	227,153	6,528,377
	First Financial Bankshares, Inc.	192,915	6,138,555
	First Financial Corp.	21,353	1,391,361
#*	First Foundation, Inc.	118,256	742,648
#	First Hawaiian, Inc.	174,530	4,633,772
	First Horizon Corp.	614,776	15,055,864
	First Internet Bancorp	14,925	325,216
#	First Interstate BancSystem, Inc., Class A	140,474	4,982,613
	First Merchants Corp.	104,023	4,135,954
	First Mid Bancshares, Inc.	34,610	1,457,081
	First National Corp.	1,920	50,592
	First Northwest Bancorp	3,808	39,717
	First Savings Financial Group, Inc.	11,154	379,013
	First U.S. Bancshares, Inc.	11,190	163,934
	First United Corp.	15,434	591,585
*	First Western Financial, Inc.	11,240	282,686
	FirstCash Holdings, Inc.	79,937	13,629,259
*	Firstsun Capital Bancorp	614	24,241
*	Fiserv, Inc.	210,522	13,416,567
	Five Star Bancorp	8,307	329,123
#	Flagstar Bank NA	495,431	6,549,598
	Flushing Financial Corp.	62,647	989,196
*	Flywire Corp.	13,349	168,197
	FNB Corp.	611,774	10,736,634
	Franklin Financial Services Corp.	4,753	242,451
#	Franklin Resources, Inc.	319,369	8,501,603
	FS Bancorp, Inc.	21,292	893,838
#	Fulton Financial Corp.	328,117	6,775,616
	FVCBankcorp, Inc.	11,566	175,109
	GCM Grosvenor, Inc., Class A	39,668	449,042
*	Genworth Financial, Inc.	548,275	4,572,614
	German American Bancorp, Inc.	67,843	2,854,155
#	Glacier Bancorp, Inc.	231,316	11,723,095
	Global Payments, Inc.	187,111	13,423,343
	Globe Life, Inc.	122,997	17,246,639

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Goldman Sachs Group, Inc.	169,100	$158,177,831
*	Goosehead Insurance, Inc., Class A	17,764	1,098,526
	Great Southern Bancorp, Inc.	28,015	1,719,561
*	Green Dot Corp., Class A	53,338	649,657
	Greene County Bancorp, Inc.	4,267	100,018
*	Greenlight Capital Re Ltd., Class A	70,509	977,960
*	Hagerty, Inc., Class A	1,923	24,249
*	Hamilton Insurance Group Ltd., Class B	26,737	741,952
	Hamilton Lane, Inc., Class A	50,845	7,181,348
	Hancock Whitney Corp.	198,850	13,680,880
	Hanmi Financial Corp.	56,037	1,488,903
	Hanover Bancorp, Inc.	217	5,013
	Hanover Insurance Group, Inc.	64,454	11,224,020
	Hartford Insurance Group, Inc.	462,207	62,425,677
	Hawthorn Bancshares, Inc.	17,457	618,152
	HBT Financial, Inc.	7,172	193,501
	HCI Group, Inc.	19,460	3,087,718
	Hennessy Advisors, Inc.	797	8,161
	Heritage Commerce Corp.	112,672	1,434,315
	Heritage Financial Corp.	70,734	1,825,645
*	Heritage Insurance Holdings, Inc.	56,263	1,466,776
	Hilltop Holdings, Inc.	133,655	5,005,380
#	Hingham Institution For Savings	3,887	1,160,075
*	Hippo Holdings, Inc.	9,796	291,921
	Home Bancorp, Inc.	14,121	842,882
	Home BancShares, Inc.	357,425	10,329,583
	Home Federal Bancorp, Inc. of Louisiana	5,115	93,246
	HomeTrust Bancshares, Inc.	22,578	973,563
	Hope Bancorp, Inc.	160,372	1,921,257
	Horace Mann Educators Corp.	77,818	3,487,025
	Horizon Bancorp, Inc.	73,840	1,301,061
	Houlihan Lokey, Inc.	66,532	11,198,666
		Shares	Value†
FINANCIALS — (Continued)
	Huntington Bancshares, Inc.	1,477,742	$25,830,930
	IF Bancorp, Inc.	6,461	175,222
	Independent Bank Corp. (IBCP US)	38,789	1,363,433
#	Independent Bank Corp. (INDB US)	89,816	7,255,336
	Interactive Brokers Group, Inc., Class A	44,268	3,314,788
	Intercontinental Exchange, Inc.	172,446	29,967,666
	International Bancshares Corp.	150,230	10,462,017
*	International Money Express, Inc.	43,106	666,419
	Invesco Ltd.	518,109	14,139,195
	Investar Holding Corp.	10,969	312,068
	Investors Title Co.	3,402	882,547
#	Jack Henry & Associates, Inc.	82,112	14,715,292
	Jackson Financial, Inc., Class A	88,168	10,484,939
	James River Group Holdings, Inc.	15,662	105,092
	Janus Henderson Group PLC	252,499	12,152,777
	Jefferies Financial Group, Inc.	363,688	22,250,432
	JPMorgan Chase & Co.	1,784,778	545,945,742
	Kearny Financial Corp.	61,689	480,557
	Kemper Corp.	76,711	3,023,181
*	Kentucky First Federal Bancorp	5,416	24,426
*	Kestrel Group Ltd.	3,936	46,720
	KeyCorp	858,684	18,478,880
	Kingstone Cos., Inc.	12,183	188,227
#	Kinsale Capital Group, Inc.	23,121	9,153,141
	KKR & Co., Inc.	220,163	25,155,824
	Lake Shore Bancorp, Inc.	11,238	172,054
	Lakeland Financial Corp.	50,904	3,033,878
	Landmark Bancorp, Inc.	14,546	392,597
#	Lazard, Inc.	133,417	7,167,161
	LCNB Corp.	13,732	234,955
*	LendingClub Corp.	242,997	4,109,079
*	LendingTree, Inc.	13,481	763,833
	Lincoln National Corp.	303,222	12,617,067
	LINKBANCORP, Inc.	1,739	15,216

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Live Oak Bancshares, Inc.	59,998	$2,397,520
	Loews Corp.	300,622	31,736,665
	LPL Financial Holdings, Inc.	91,683	33,418,454
	M&T Bank Corp.	130,404	28,893,614
	Magyar Bancorp, Inc.	10,743	189,292
	MainStreet Bancshares, Inc.	1,809	38,731
*	Markel Group, Inc.	12,029	24,546,859
	MarketAxess Holdings, Inc.	32,236	5,455,298
	MarketWise, Inc.	318	5,263
#*	Marqeta, Inc., Class A	492,583	2,034,368
	Marsh & McLennan Cos., Inc.	178,883	33,663,992
	Mastercard, Inc., Class A	486,597	262,173,598
	Mechanics Bancorp, Class A	11,934	178,891
	Mercantile Bank Corp.	31,623	1,643,764
#	Merchants Bancorp	36,009	1,492,933
	Mercury General Corp.	84,207	7,375,691
	Meridian Corp.	15,480	293,036
	MetLife, Inc.	464,941	36,674,546
	Metrocity Bankshares, Inc.	12,871	362,576
	Metropolitan Bank Holding Corp.	14,293	1,323,532
	MGIC Investment Corp.	415,358	11,181,437
	Mid Penn Bancorp, Inc.	27,191	897,031
	Middlefield Banc Corp.	15,418	517,120
	Midland States Bancorp, Inc.	29,752	679,833
	MidWestOne Financial Group, Inc.	45,240	2,095,517
	Moelis & Co., Class A	80,195	5,747,576
	Moody's Corp.	55,438	28,581,615
	Morgan Stanley	564,090	103,115,652
	Morningstar, Inc.	44,733	9,040,092
	MSCI, Inc.	28,097	17,117,254
	MVB Financial Corp.	20,313	573,639
	Nasdaq, Inc.	346,402	33,562,890
	National Bank Holdings Corp., Class A	68,136	2,737,704
	National Bankshares, Inc.	200	7,282
	Navient Corp.	345,030	3,384,744
	NB Bancorp, Inc.	5,376	116,767
	NBT Bancorp, Inc.	108,380	4,815,323
		Shares	Value†
FINANCIALS — (Continued)
*	NCR Atleos Corp.	129,653	$4,836,057
	Nelnet, Inc., Class A	76,688	10,115,147
*	NerdWallet, Inc., Class A	70,067	845,008
*	NI Holdings, Inc.	26,669	363,232
#	Nicolet Bankshares, Inc.	26,770	3,907,885
*	NMI Holdings, Inc.	202,475	7,839,832
	Northeast Bank	14,798	1,705,174
	Northeast Community Bancorp, Inc.	4,059	95,792
	Northern Trust Corp.	222,607	33,264,164
	Northfield Bancorp, Inc.	92,357	1,137,838
	Northrim BanCorp, Inc.	51,966	1,224,319
#	Northwest Bancshares, Inc.	253,003	3,258,679
	Norwood Financial Corp.	5,152	156,775
	Oak Valley Bancorp	15,512	495,608
	OceanFirst Financial Corp.	111,121	2,083,519
*	Octave Specialty Group, Inc.	66,777	378,626
	OFG Bancorp	110,040	4,434,612
	Ohio Valley Banc Corp.	8,106	333,562
*	Old Market Capital Corp.	4,633	16,505
	Old National Bancorp	700,091	17,103,223
#	Old Republic International Corp.	447,695	17,536,213
	Old Second Bancorp, Inc.	87,788	1,741,714
	OneMain Holdings, Inc.	152,136	9,970,993
*	Onity Group, Inc.	14,496	655,509
	OP Bancorp	16,829	235,269
*	Oportun Financial Corp.	3,058	16,574
	Oppenheimer Holdings, Inc., Class A	18,211	1,530,270
	OppFi, Inc.	25,015	238,143
*	OptimumBank Holdings, Inc.	3,801	17,903
	Orange County Bancorp, Inc.	2,338	72,057
	Origin Bancorp, Inc.	40,668	1,741,810
	Orrstown Financial Services, Inc.	35,312	1,271,938
*	Oscar Health, Inc., Class A	225,434	3,234,978
*	Palomar Holdings, Inc.	40,216	4,970,295
	Park National Corp.	32,925	5,364,800

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Parke Bancorp, Inc.	31,687	$865,372
	Pathfinder Bancorp, Inc.	8,118	111,054
	Pathward Financial, Inc.	58,302	5,264,088
*	Paymentus Holdings, Inc., Class A	40,113	1,072,220
*	Payoneer Global, Inc.	434,100	2,773,899
	PayPal Holdings, Inc.	582,773	30,706,309
#*	Paysafe Ltd.	74,147	508,648
*	Paysign, Inc.	3,016	12,577
	PCB Bancorp	23,637	530,414
	Peapack-Gladstone Financial Corp.	23,977	760,550
	PennyMac Financial Services, Inc.	93,872	9,379,690
	Peoples Bancorp of North Carolina, Inc.	13,336	488,498
	Peoples Bancorp, Inc.	64,273	2,090,158
	Peoples Financial Services Corp.	4,670	243,307
#	Perella Weinberg Partners	30,557	681,727
	Pinnacle Financial Partners, Inc.	312,942	29,757,655
*	Pioneer Bancorp, Inc.	32,050	453,508
	Piper Sandler Cos.	27,451	9,507,654
	PJT Partners, Inc., Class A	17,518	3,031,140
	Plumas Bancorp	12,518	627,277
	PNC Financial Services Group, Inc.	185,885	41,508,121
*	Ponce Financial Group, Inc.	39,730	666,669
	Popular, Inc.	121,772	16,260,215
*	PRA Group, Inc.	51,585	659,772
	Preferred Bank	29,435	2,524,640
	Primerica, Inc.	58,363	15,351,804
	Primis Financial Corp.	29,207	393,710
	Princeton Bancorp, Inc.	15,033	544,646
	Principal Financial Group, Inc.	285,996	27,089,541
*	Priority Technology Holdings, Inc.	2,223	13,138
*	ProAssurance Corp.	99,926	2,420,208
	PROG Holdings, Inc.	71,251	2,311,382
	Progressive Corp.	195,800	40,726,400
	Prosperity Bancshares, Inc.	172,470	11,902,155
	Provident Financial Holdings, Inc.	17,143	277,031
	Provident Financial Services, Inc.	164,717	3,646,834
	Prudential Financial, Inc.	251,951	27,994,276
		Shares	Value†
FINANCIALS — (Continued)
	QCR Holdings, Inc.	44,710	$4,035,525
	Radian Group, Inc.	181,035	5,956,052
	Raymond James Financial, Inc.	171,665	28,472,357
	RBB Bancorp	36,149	749,730
	Red River Bancshares, Inc.	3,034	252,004
	Regional Management Corp.	18,603	689,241
	Regions Financial Corp.	850,277	24,232,895
	Reinsurance Group of America, Inc., Class A	92,824	18,820,066
*	Remitly Global, Inc.	204,056	2,697,620
	RenaissanceRe Holdings Ltd.	85,190	23,998,023
	Renasant Corp.	169,821	6,403,950
*	Repay Holdings Corp.	113,862	397,378
	Republic Bancorp, Inc., Class A	43,243	3,139,874
*	Rhinebeck Bancorp, Inc.	7,471	86,962
	Richmond Mutual BanCorp, Inc.	8,215	115,256
	Riverview Bancorp, Inc.	31,957	165,218
#	RLI Corp.	138,430	8,088,465
*	Robinhood Markets, Inc., Class A	304,215	30,263,308
	Rocket Cos., Inc., Class A	596,736	10,699,476
#*	Root, Inc., Class A	13,515	839,687
	S&P Global, Inc.	89,725	47,355,958
	S&T Bancorp, Inc.	81,050	3,455,972
	Safety Insurance Group, Inc.	34,095	2,683,277
	SB Financial Group, Inc.	12,913	294,804
	Seacoast Banking Corp. of Florida	70,693	2,363,974
*	Security National Financial Corp., Class A	43,248	381,447
	SEI Investments Co.	185,624	16,307,068
	Selective Insurance Group, Inc.	110,006	9,249,304
	ServisFirst Bancshares, Inc.	98,416	8,055,350
#*	Sezzle, Inc.	14,690	928,996
	Shore Bancshares, Inc.	18,936	359,216
*	Siebert Financial Corp.	2,656	7,888
	Sierra Bancorp	25,869	916,021

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Silvercrest Asset Management Group, Inc., Class A	22,902	$337,575
	Simmons First National Corp., Class A	163,337	3,320,641
*	SiriusPoint Ltd.	253,395	5,171,792
*	Skyward Specialty Insurance Group, Inc.	48,000	2,141,760
#	SLM Corp.	577,290	15,673,424
	SmartFinancial, Inc.	26,928	1,074,966
#*	SoFi Technologies, Inc.	1,731,132	39,487,121
	Sound Financial Bancorp, Inc.	5,599	245,796
	South Plains Financial, Inc.	8,821	367,483
*	Southern First Bancshares, Inc.	9,314	511,711
	Southern Missouri Bancorp, Inc.	17,997	1,126,072
	Southside Bancshares, Inc.	54,802	1,764,076
	Southstate Bank Corp.	119,165	12,194,154
	SR Bancorp, Inc.	895	14,893
	State Street Corp.	247,354	32,368,744
	Stellar Bancorp, Inc.	57,325	2,129,051
*††	Sterling Bancorp, Inc.	27,876	0
	Stewart Information Services Corp.	56,882	3,835,553
	Stifel Financial Corp.	123,962	15,284,515
	Stock Yards Bancorp, Inc.	71,699	4,853,305
*	StoneX Group, Inc.	94,899	10,653,362
*	Summit State Bank	14,814	202,656
	SWK Holdings Corp.	1,416	24,780
	Synchrony Financial	507,113	36,831,617
#	T. Rowe Price Group, Inc.	207,334	21,911,057
*	Texas Capital Bancshares, Inc.	82,442	8,340,657
#	TFS Financial Corp.	269,055	3,786,949
*	Third Coast Bancshares, Inc.	3,646	147,882
	Timberland Bancorp, Inc.	15,758	613,617
	Tiptree, Inc.	101,149	1,808,544
*	Toast, Inc., Class A	119,818	3,727,538
	Tompkins Financial Corp.	24,506	1,963,421
	Towne Bank	143,421	5,019,735
	TPG, Inc.	41,048	2,418,138
	Tradeweb Markets, Inc., Class A	46,863	4,830,169
		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc.	200,735	$57,111,115
	TriCo Bancshares	64,878	3,232,222
*	Triumph Financial, Inc.	42,818	2,701,388
	Truist Financial Corp.	631,438	32,468,542
*	Trupanion, Inc.	40,537	1,296,779
	TrustCo Bank Corp.	33,966	1,474,124
	Trustmark Corp.	108,769	4,624,858
*	TWFG, Inc.	536	13,395
	U.S. Bancorp	724,966	40,677,842
	U.S. Global Investors, Inc., Class A	4,338	14,402
#	UMB Financial Corp.	136,809	17,393,896
	Union Bankshares, Inc.	3,042	75,715
	United Bancorp, Inc.	11,080	154,012
	United Bancshares, Inc.	2,124	85,512
	United Bankshares, Inc.	361,261	15,292,178
	United Community Banks, Inc.	188,802	6,500,453
	United Fire Group, Inc.	45,932	1,650,796
	United Security Bancshares	30,125	323,543
	Unity Bancorp, Inc.	19,390	1,046,284
	Universal Insurance Holdings, Inc.	60,854	1,853,004
	Univest Financial Corp.	59,441	1,969,875
	Unum Group	302,556	22,985,179
	USCB Financial Holdings, Inc.	9,556	180,131
	Valley National Bancorp	760,272	9,472,989
	Value Line, Inc.	11,063	414,641
*	Velocity Financial, Inc.	18,284	370,982
#	Victory Capital Holdings, Inc., Class A	79,851	5,631,891
	Virginia National Bankshares Corp.	1,567	64,122
	Virtu Financial, Inc., Class A	131,769	5,469,731
	Virtus Investment Partners, Inc.	12,159	1,984,957
	Visa, Inc., Class A	766,961	246,831,059
	Voya Financial, Inc.	174,011	13,339,683
#	W.R. Berkley Corp.	302,679	20,757,726
	WaFd, Inc.	141,969	4,631,029
	Walker & Dunlop, Inc.	61,386	3,860,566
	Washington Trust Bancorp, Inc.	40,105	1,378,409
	Waterstone Financial, Inc.	36,883	674,590

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	303,388	$19,953,829
	Wells Fargo & Co.	1,742,572	157,685,340
	WesBanco, Inc.	172,956	6,103,617
	West BanCorp, Inc.	28,498	676,258
	Westamerica BanCorp	33,424	1,690,586
	Western Alliance Bancorp	178,421	15,906,232
	Western New England Bancorp, Inc.	42,241	567,297
#	Western Union Co.	345,231	3,234,814
	Westwood Holdings Group, Inc.	25,506	467,015
*	WEX, Inc.	48,901	7,525,864
#	White Mountains Insurance Group Ltd.	6,726	13,754,199
#	Willis Towers Watson PLC	86,460	27,448,456
	Wintrust Financial Corp.	120,636	17,792,604
#	WisdomTree, Inc.	278,008	4,503,730
*	World Acceptance Corp.	12,172	1,475,855
	WSFS Financial Corp.	124,274	8,044,256
	WVS Financial Corp.	2,157	29,098
	Zions Bancorp NA	269,231	16,129,629
TOTAL FINANCIALS			6,088,073,321
HEALTH CARE — (8.7%)
*	10X Genomics, Inc., Class A	56,553	1,142,371
*	4D Molecular Therapeutics, Inc.	20,658	183,030
††	89bio, Inc.	73,954	25,144
	Abbott Laboratories	654,730	71,561,989
	AbbVie, Inc.	1,090,619	243,218,943
††	Abiomed, Inc.	32,675	510,057
#*	Absci Corp.	11,952	35,736
*	AC Immune SA	3,758	11,988
#*	Acadia Healthcare Co., Inc.	101,739	1,367,372
*	ACADIA Pharmaceuticals, Inc.	229,668	5,771,557
*	Aclaris Therapeutics, Inc.	17,089	59,982
	Acme United Corp.	7,309	305,443
*	AdaptHealth Corp.	177,151	1,780,368
*	Adaptive Biotechnologies Corp.	12,703	235,006
*	Addus HomeCare Corp.	26,375	2,729,285
*	ADMA Biologics, Inc.	271,777	4,701,742
		Shares	Value†
HEALTH CARE — (Continued)
#††	Aduro Biotech, Inc.	19,543	$7,426
	Agilent Technologies, Inc.	131,222	17,564,065
*	Agios Pharmaceuticals, Inc.	41,290	1,132,998
*	Akebia Therapeutics, Inc.	43,201	60,913
††	Akero Therapeutics, Inc.	5,102	3,316
††	Albireo Pharma, Inc.	26,553	169,408
*	Align Technology, Inc.	21,471	3,500,417
#*	Alkermes PLC	196,041	6,643,830
*	Alnylam Pharmaceuticals, Inc.	11,979	4,049,621
*	Alto Neuroscience, Inc.	10,917	168,995
*	American Shared Hospital Services	3,958	8,391
*	American Well Corp., Class A	1,295	5,892
	Amgen, Inc.	365,932	125,104,832
*	AMN Healthcare Services, Inc.	49,624	1,056,991
*	Amneal Pharmaceuticals, Inc.	325,576	4,453,880
*	Amylyx Pharmaceuticals, Inc.	21,108	301,633
*	Anavex Life Sciences Corp.	21,397	100,566
*	AngioDynamics, Inc.	67,679	701,154
*	ANI Pharmaceuticals, Inc.	22,544	1,845,226
*	Anika Therapeutics, Inc.	23,041	212,668
*	Apellis Pharmaceuticals, Inc.	4,598	103,823
*	Arcturus Therapeutics Holdings, Inc.	44,732	334,148
*	Arcus Biosciences, Inc.	123,506	2,598,566
#*	ARS Pharmaceuticals, Inc.	8,588	85,794
*	Artivion, Inc.	71,219	2,903,599
#*	Astrana Health, Inc.	46,995	1,068,666
*	Atara Biotherapeutics, Inc.	984	5,117
*	Atea Pharmaceuticals, Inc.	16,803	71,245
*	AtriCure, Inc.	76,045	2,808,342
*	Aura Biosciences, Inc.	35,850	200,760
*	Avanos Medical, Inc.	60,807	809,949

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Aveanna Healthcare Holdings, Inc.	10,454	$87,814
*	Axogen, Inc.	20,305	707,629
*	Aytu BioPharma, Inc.	1,710	4,446
*	Azenta, Inc.	59,276	2,304,651
#	Baxter International, Inc.	84,911	1,704,164
#*	Beam Therapeutics, Inc.	177,620	4,905,864
	Becton Dickinson & Co.	144,862	29,476,520
*	Biogen, Inc.	60,332	10,853,123
*	BioLife Solutions, Inc.	64,444	1,404,879
*	BioMarin Pharmaceutical, Inc.	135,074	7,637,084
#*	Bio-Rad Laboratories, Inc., Class A	27,352	8,033,282
*	Biote Corp., Class A	40,878	85,435
	Bio-Techne Corp.	117,159	7,508,720
*	Bioventus, Inc., Class A	15,703	124,525
*	Boston Scientific Corp.	290,107	27,133,708
*	Bridgebio Pharma, Inc.	63,334	4,893,818
*	BrightSpring Health Services, Inc.	135,610	5,325,405
	Bristol-Myers Squibb Co.	894,391	49,236,225
*	Brookdale Senior Living, Inc.	360,007	5,400,105
#	Bruker Corp.	199,774	8,847,990
*	Butterfly Network, Inc.	172,597	683,484
*	Cabaletta Bio, Inc.	4,415	11,347
	Cardinal Health, Inc.	155,230	33,355,822
*	CareCloud, Inc.	3,147	8,528
*	CareDx, Inc.	40,165	825,391
*	Cassava Sciences, Inc.	2,686	5,345
*	Castle Biosciences, Inc.	39,295	1,547,830
*	Catalyst Pharmaceuticals, Inc.	167,448	4,068,986
*	Celldex Therapeutics, Inc.	27,879	685,823
	Cencora, Inc.	142,529	51,199,267
*	Centene Corp.	393,319	17,038,579
#*	Certara, Inc.	189,901	1,669,230
*	CG oncology, Inc.	4,978	259,105
*	Champions Oncology, Inc.	1,764	12,895
*	Charles River Laboratories International, Inc.	63,209	13,304,230
	Chemed Corp.	25,852	11,042,423
		Shares	Value†
HEALTH CARE — (Continued)
*††	Chinook Therapeutics, Inc.	21,057	$0
	Cigna Group	128,643	35,262,333
*	Claritev Corp.	2,529	68,688
#*	Clover Health Investments Corp.	257,184	576,092
*	Collegium Pharmaceutical, Inc.	67,222	3,086,834
*	Community Health Systems, Inc.	169,543	544,233
*	Compass Therapeutics, Inc.	173	1,107
	Concentra Group Holdings Parent, Inc.	289,888	6,429,716
	CONMED Corp.	41,306	1,585,737
*	Cooper Cos., Inc.	146,030	11,883,921
*	Corbus Pharmaceuticals Holdings, Inc.	1,951	16,135
#*	Corcept Therapeutics, Inc.	97,770	3,898,090
*	CorVel Corp.	81,942	5,705,621
*	Coya Therapeutics, Inc.	3,494	16,247
*	Crinetics Pharmaceuticals, Inc.	14,702	734,218
#*	CRISPR Therapeutics AG	119,784	5,984,409
*	Cross Country Healthcare, Inc.	67,793	631,831
*	CryoPort, Inc.	62,201	591,532
*	Cullinan Therapeutics, Inc.	46,694	558,460
*	Cumberland Pharmaceuticals, Inc.	4,933	18,499
	CVS Health Corp.	644,521	48,029,705
*	Cytek Biosciences, Inc.	177,647	888,235
#*	CytomX Therapeutics, Inc.	208,397	1,185,779
	Danaher Corp.	195,436	42,778,986
*	DarioHealth Corp.	911	9,128
#*	DaVita, Inc.	155,909	17,047,090
*	Day One Biopharmaceuticals, Inc.	35,686	398,256
*	Definitive Healthcare Corp.	30,007	69,616
*	Denali Therapeutics, Inc.	130,972	2,847,331
	Dentsply Sirona, Inc.	69,437	865,879
*	Design Therapeutics, Inc.	2,000	20,420

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Dexcom, Inc.	168,183	$12,284,086
*	Dianthus Therapeutics, Inc.	18,602	993,161
#*	Disc Medicine, Inc.	10,910	843,561
*	Doximity, Inc., Class A	95,128	3,564,446
*	Dyne Therapeutics, Inc.	23,440	419,342
*	Edgewise Therapeutics, Inc.	32,875	925,431
*	Edwards Lifesciences Corp.	194,052	15,788,071
#*	Ekso Bionics Holdings, Inc.	1,808	15,730
#*	Elanco Animal Health, Inc.	831,398	20,020,064
*	Electromed, Inc.	13,044	389,624
	Elevance Health, Inc.	124,444	43,025,269
	Eli Lilly & Co.	364,915	378,471,592
	Embecta Corp.	46,100	489,121
*	Emergent BioSolutions, Inc.	83,005	941,277
*	Enanta Pharmaceuticals, Inc.	4,835	62,372
	Encompass Health Corp.	205,698	19,444,632
*	Enhabit, Inc.	121,730	1,293,990
*	Enliven Therapeutics, Inc.	17,374	459,542
#*	Enovis Corp.	69,619	1,534,403
	Ensign Group, Inc.	86,638	14,872,279
*	Entrada Therapeutics, Inc.	2,434	27,845
*	Envista Holdings Corp.	349,348	8,199,198
*	Erasca, Inc.	17,137	180,110
*	Exact Sciences Corp.	93,103	9,528,161
*	Exagen, Inc.	3,009	11,073
*	Exelixis, Inc.	385,463	15,942,750
#*	EyePoint, Inc.	53,160	718,723
*	FONAR Corp.	13,310	248,098
*	Forian, Inc.	6,611	13,883
*	Fortrea Holdings, Inc.	114,141	1,918,710
*	Fulcrum Therapeutics, Inc.	107,698	1,155,600
*	Fulgent Genetics, Inc.	69,059	1,809,346
#*	GE HealthCare Technologies, Inc.	172,024	13,584,735
*	GeneDx Holdings Corp.	3,271	314,866
	Gilead Sciences, Inc.	743,690	105,566,796
*	Ginkgo Bioworks Holdings, Inc.	24,476	219,550
*	Globus Medical, Inc., Class A	115,988	10,517,792
		Shares	Value†
HEALTH CARE — (Continued)
#*	GoodRx Holdings, Inc., Class A	113,835	$258,405
*	GRAIL, Inc.	21,180	2,071,828
*	Guardant Health, Inc.	4,086	465,967
*	Guardian Pharmacy Services, Inc., Class A	3,763	113,643
*	Haemonetics Corp.	80,955	5,396,460
*	Halozyme Therapeutics, Inc.	162,942	11,684,571
*	Harmony Biosciences Holdings, Inc.	95,777	3,497,776
*	Harrow, Inc.	9,778	400,311
#	HCA Healthcare, Inc.	32,541	15,888,794
*	Health Catalyst, Inc.	37,902	81,489
*	HealthEquity, Inc.	97,220	8,328,837
	HealthStream, Inc.	38,482	857,764
*	Henry Schein, Inc.	202,655	15,296,399
††	HilleVax, Inc.	5,210	729
*	Hologic, Inc.	209,942	15,730,954
	Humana, Inc.	80,513	15,716,138
*	ICON PLC	26,655	4,804,564
#*	ICU Medical, Inc.	27,748	4,159,425
*	Ideaya Biosciences, Inc.	48,825	1,571,677
*	IDEXX Laboratories, Inc.	46,068	30,886,751
*	Illumina, Inc.	63,522	9,198,621
#*††	IMARA, Inc.	6,186	0
*	ImmuCell Corp.	18,384	110,672
*	Incyte Corp.	158,882	15,899,322
*	Indivior Pharmaceuticals, Inc.	117,129	4,144,024
*	InfuSystem Holdings, Inc.	40,643	335,711
*	Innovage Holding Corp.	13,858	76,912
*	Innoviva, Inc.	100,306	2,006,120
*	Inogen, Inc.	3,001	17,706
*	Insmed, Inc.	8,769	1,375,593
*	Instil Bio, Inc.	636	4,490
*	Insulet Corp.	41,000	10,488,210
#*	Integer Holdings Corp.	54,710	4,752,111
*	Integra LifeSciences Holdings Corp.	79,436	884,917
#*	Intellia Therapeutics, Inc.	136,520	1,795,238
*	Intuitive Surgical, Inc.	34,199	17,243,820
*	Ionis Pharmaceuticals, Inc.	28,512	2,357,087
*	IQVIA Holdings, Inc.	114,679	26,393,372
	iRadimed Corp.	6,843	669,793
*††	iTeos Therapeutics, Inc.	42,601	0
#*	Jazz Pharmaceuticals PLC	91,304	15,018,595

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Johnson & Johnson	1,299,480	$295,306,830
#*	Joint Corp.	24,760	242,153
*	Keros Therapeutics, Inc.	3,908	69,992
*	Kewaunee Scientific Corp.	6,314	249,656
*	Kezar Life Sciences, Inc.	1,725	10,471
*	Kiniksa Pharmaceuticals International PLC	55,321	2,429,698
#*	Krystal Biotech, Inc.	30,718	8,577,694
*	Kura Oncology, Inc.	93,718	760,990
*	Kymera Therapeutics, Inc.	50,091	3,641,115
*	Kyverna Therapeutics, Inc.	4,308	34,507
	Labcorp Holdings, Inc.	86,550	23,500,056
*	Lantern Pharma, Inc.	2,813	8,861
*	Lantheus Holdings, Inc.	115,189	7,708,448
*	Larimar Therapeutics, Inc.	12,825	45,401
	LeMaitre Vascular, Inc.	25,004	2,124,590
*	LENSAR, Inc.	29,520	375,790
#*	LENZ Therapeutics, Inc.	35,620	563,508
#*	Lexeo Therapeutics, Inc.	81,084	600,832
*	LifeStance Health Group, Inc.	154,876	1,094,973
*	Ligand Pharmaceuticals, Inc.	29,425	5,652,543
*	Lipocine, Inc.	32	288
*	LivaNova PLC	70,135	4,608,571
*	MannKind Corp.	204,751	1,183,461
*	MaxCyte, Inc.	8,933	8,100
	McKesson Corp.	18,698	15,541,965
*	Medpace Holdings, Inc.	34,137	19,884,120
	Medtronic PLC	420,257	43,269,661
	Merck & Co., Inc.	893,535	98,530,104
*	Merit Medical Systems, Inc.	86,356	7,002,608
*††	Merrimack Pharmaceuticals, Inc.	2,035	0
	Mesa Laboratories, Inc.	7,420	584,399
*	Mettler-Toledo International, Inc.	11,140	15,297,894
*	MiMedx Group, Inc.	69,313	354,189
††	Mirati Therapeutics, Inc.	32,564	97,041
		Shares	Value†
HEALTH CARE — (Continued)
*	Molina Healthcare, Inc.	60,891	$10,935,415
#*	Monte Rosa Therapeutics, Inc.	32,800	673,056
*	Myriad Genetics, Inc.	116,426	654,314
#*	Natera, Inc.	34,508	7,976,179
	National HealthCare Corp.	28,675	4,103,679
	National Research Corp.	38,592	784,961
*	Neogen Corp.	44,690	456,732
*	NeoGenomics, Inc.	151,282	1,824,461
*††	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	79,833	10,862,078
*	NextCure, Inc.	733	7,953
*	Niagen Bioscience, Inc.	23,369	139,980
*	Novocure Ltd.	33,305	412,982
#*	Olema Pharmaceuticals, Inc.	64,438	1,657,345
*»	OmniAb, Inc. (2200963D US)	13,783	0
*»	OmniAb, Inc. (2200964D US)	13,783	0
*	OmniAb, Inc. (OABI UQ)	78,606	143,063
*	Omnicell, Inc.	71,689	3,476,917
*††	Opiant Pharmaceuticals, Inc.	5,178	0
*	OptimizeRx Corp.	26,892	289,358
*	Option Care Health, Inc.	179,887	6,116,158
	Oramed Pharmaceuticals, Inc.	23,349	78,686
*	OraSure Technologies, Inc.	115,021	320,909
*	Organogenesis Holdings, Inc.	175,435	701,740
	Organon & Co.	130,585	1,115,196
#*	ORIC Pharmaceuticals, Inc.	122,198	1,253,751
*	Orthofix Medical, Inc.	10,726	141,905
*	OrthoPediatrics Corp.	6,700	116,982
*	Pacira BioSciences, Inc.	50,714	1,041,666
*††	PDL BioPharma, Inc.	458,319	192,494
*	Pediatrix Medical Group, Inc.	110,514	2,362,789
*	Pennant Group, Inc.	41,885	1,156,864
*	Penumbra, Inc.	25,454	9,116,859
*	PepGen, Inc.	16,607	85,194

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Perrigo Co. PLC	40,872	$580,791
#*	Personalis, Inc.	28,372	265,846
	Pfizer, Inc.	2,032,441	53,737,740
	Phibro Animal Health Corp., Class A	28,210	1,132,632
*	Phreesia, Inc.	57,917	777,825
††	Poseida Therapeutics, Inc.	45,912	22,956
*	Precipio, Inc.	100	2,454
*	Prestige Consumer Healthcare, Inc.	79,266	5,110,279
*	Prime Medicine, Inc.	10,171	38,752
*	Privia Health Group, Inc.	124,188	2,883,645
#*	Pro-Dex, Inc.	6,861	269,157
*	Progyny, Inc.	163,710	3,907,758
*	Protagonist Therapeutics, Inc.	16,732	1,368,678
*	Protara Therapeutics, Inc.	5,227	37,007
*	PTC Therapeutics, Inc.	34,897	2,635,770
*	Puma Biotechnology, Inc.	5,406	35,031
*	Quanterix Corp.	1,930	12,236
	Quest Diagnostics, Inc.	151,722	28,376,566
*	QuidelOrtho Corp.	5,582	151,663
*	Quipt Home Medical Corp.	3,649	13,027
#*	RadNet, Inc.	106,443	7,461,654
*	Rafael Holdings, Inc., Class B	20,215	23,449
*	Rapid Micro Biosystems, Inc., Class A	2,476	10,969
	Regeneron Pharmaceuticals, Inc.	32,989	24,459,694
*	REGENXBIO, Inc.	69,473	775,319
*	Relay Therapeutics, Inc.	171,029	1,310,082
*	Repligen Corp.	65,599	9,798,523
*	Replimune Group, Inc.	60,113	422,594
	ResMed, Inc.	71,844	18,558,024
*	Revolution Medicines, Inc.	127,827	12,392,828
#	Revvity, Inc.	125,749	13,681,491
#*	Rigel Pharmaceuticals, Inc.	22,493	784,106
*	Roivant Sciences Ltd.	861,632	18,628,484
	Royalty Pharma PLC, Class A	229,500	9,565,560
*	Sagimet Biosciences, Inc., Class A	2,492	14,130
		Shares	Value†
HEALTH CARE — (Continued)
*	Schrodinger, Inc.	63,492	$886,983
	Select Medical Holdings Corp.	289,489	4,356,809
*	Sensei Biotherapeutics, Inc.	123	1,169
*	Sensus Healthcare, Inc.	22,487	115,358
*	Shattuck Labs, Inc.	3,829	14,818
*	SI-BONE, Inc.	25,279	419,126
	SIGA Technologies, Inc.	131,251	879,382
*	Sight Sciences, Inc.	6,130	38,496
*	Simulations Plus, Inc.	7,254	122,520
*	Solid Biosciences, Inc.	5,023	32,449
*	Solventum Corp.	33,036	2,542,781
*	Sotera Health Co.	358,515	6,496,292
*	STAAR Surgical Co.	6,920	131,134
	STERIS PLC	98,328	25,820,933
*	Stoke Therapeutics, Inc.	56,068	1,701,103
*	Strata Critical Medical, Inc.	163,459	797,680
	Stryker Corp.	70,102	25,906,895
*	Supernus Pharmaceuticals, Inc.	129,449	6,234,264
#*	Surgery Partners, Inc.	153,045	2,274,249
*	Tactile Systems Technology, Inc.	35,607	1,027,618
*	Talkspace, Inc.	62,038	250,634
#*	Teladoc Health, Inc.	209,482	1,141,677
	Teleflex, Inc.	38,337	4,001,233
*	Tenet Healthcare Corp.	143,323	27,128,177
*	Terns Pharmaceuticals, Inc.	74,145	2,565,417
*	TG Therapeutics, Inc.	14,845	436,888
*	Theravance Biopharma, Inc.	53,149	1,006,642
	Thermo Fisher Scientific, Inc.	79,681	46,104,223
*††	Third Harmonic Bio, Inc.	968	29
#*	TransMedics Group, Inc.	20,221	2,709,108
*	Treace Medical Concepts, Inc.	4,659	10,809
*	TruBridge, Inc.	910	17,609
#*	Twist Bioscience Corp.	18,878	775,319
*	Tyra Biosciences, Inc.	2,940	90,611
#	U.S. Physical Therapy, Inc.	28,598	2,398,514

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	UFP Technologies, Inc.	11,571	$2,905,941
*	Unicycive Therapeutics, Inc.	3,013	17,988
*	United Therapeutics Corp.	68,837	32,318,283
	UnitedHealth Group, Inc.	280,308	80,428,774
	Universal Health Services, Inc., Class B	75,913	15,278,250
	Utah Medical Products, Inc.	6,179	377,290
*	Vanda Pharmaceuticals, Inc.	133,381	1,005,693
*	Varex Imaging Corp.	11,066	154,260
*	Veeva Systems, Inc., Class A	47,287	9,642,765
*	Ventyx Biosciences, Inc.	58,582	817,219
*	Veracyte, Inc.	141,751	5,397,878
*	Vericel Corp.	23,118	831,786
*	Vertex Pharmaceuticals, Inc.	74,228	34,879,737
	Viatris, Inc.	941,370	12,322,533
*	Vir Biotechnology, Inc.	70,911	527,578
*	Viridian Therapeutics, Inc.	24,726	815,958
*	Voyager Therapeutics, Inc.	6,009	23,435
*	Waters Corp.	61,672	22,863,044
*	Waystar Holding Corp.	39,673	1,053,715
	West Pharmaceutical Services, Inc.	47,271	10,925,274
*	Xencor, Inc.	82,668	999,456
*	Xenon Pharmaceuticals, Inc.	33,844	1,387,942
*	XOMA Royalty Corp.	1,135	29,124
*	Zevra Therapeutics, Inc.	10,822	97,398
#	Zimmer Biomet Holdings, Inc.	155,329	13,524,496
	Zoetis, Inc.	190,038	23,720,543
*	Zymeworks, Inc.	103,018	2,320,996
TOTAL HEALTH CARE			3,240,541,269
INDUSTRIALS — (13.7%)
#*	3D Systems Corp.	148,016	331,556
	3M Co.	196,554	30,104,211
#	A.O. Smith Corp.	205,874	15,129,680
#	AAON, Inc.	88,952	8,099,969
*	AAR Corp.	70,474	7,463,901
		Shares	Value†
INDUSTRIALS — (Continued)
	ABM Industries, Inc.	110,332	$5,079,685
	ACCO Brands Corp.	117,521	459,507
	Acuity, Inc.	37,731	11,667,934
*	ACV Auctions, Inc., Class A	16,230	126,756
	Advanced Drainage Systems, Inc.	119,635	18,189,305
	Aebi Schmidt Holding AG	46,434	679,794
	AECOM	182,809	17,628,272
#*	AeroVironment, Inc.	4,424	1,231,597
*	AerSale Corp.	5,923	44,363
#	AGCO Corp.	193,926	21,993,148
	Air Lease Corp.	95,753	6,188,516
	Alamo Group, Inc.	22,135	4,323,187
#*	Alaska Air Group, Inc.	214,064	10,880,873
	Albany International Corp., Class A	51,680	2,867,723
*	Allegiant Travel Co.	32,252	2,858,495
	Allegion PLC	137,584	22,755,018
#	Allient, Inc.	30,644	1,869,590
	Allison Transmission Holdings, Inc.	231,323	25,144,810
*	Alpha Pro Tech Ltd.	28,782	145,061
	Alta Equipment Group, Inc.	38,954	263,329
*	Amentum Holdings, Inc.	116,974	4,185,330
#*	Ameresco, Inc., Class A	41,013	1,285,347
*	American Airlines Group, Inc.	479,959	6,383,455
*	American Superconductor Corp.	31,550	943,976
*	American Woodmark Corp.	26,251	1,559,047
	AMETEK, Inc.	188,163	42,144,749
*	API Group Corp.	343,273	14,269,859
	Apogee Enterprises, Inc.	38,560	1,431,733
	Applied Industrial Technologies, Inc.	56,047	14,595,199
*	Aqua Metals, Inc.	1,053	5,023
#	ArcBest Corp.	41,471	3,741,514
	Arcosa, Inc.	88,530	10,134,029
	Argan, Inc.	14,932	5,183,047
	Armstrong World Industries, Inc.	78,606	14,443,066
*	Art's-Way Manufacturing Co., Inc.	4,486	11,484
	Astec Industries, Inc.	28,910	1,408,495
*	Astronics Corp. (ATRO US)	21,716	1,644,987

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp. (ATROB US), Class B	31,687	$2,410,430
*	ATI, Inc.	225,110	27,080,733
	Atkore, Inc.	60,642	4,211,587
	Atmus Filtration Technologies, Inc.	80,549	4,669,426
	Automatic Data Processing, Inc.	271,074	66,906,485
#*	Avis Budget Group, Inc.	25,639	2,948,229
*	Axon Enterprise, Inc.	16,723	8,086,908
	AZZ, Inc.	54,521	6,776,415
	Barrett Business Services, Inc.	38,574	1,465,812
*	Bloom Energy Corp., Class A	14,134	2,139,464
*	Blue Bird Corp.	39,468	1,985,635
*	BlueLinx Holdings, Inc.	10,070	700,469
*	Boeing Co.	124,648	29,132,731
	Boise Cascade Co.	102,308	8,267,509
	Booz Allen Hamilton Holding Corp.	123,152	10,889,100
*	Bowman Consulting Group Ltd.	3,273	113,999
	Brady Corp., Class A	79,240	6,851,883
*	BrightView Holdings, Inc.	110,428	1,475,318
	Brink's Co.	63,353	8,048,365
	Broadridge Financial Solutions, Inc.	82,640	16,289,170
*	Broadwind, Inc.	4,998	14,994
*	Builders FirstSource, Inc.	176,702	20,214,709
	BWX Technologies, Inc.	103,072	21,174,081
#*	Byrna Technologies, Inc.	20,600	282,426
*	CACI International, Inc., Class A	29,061	18,034,675
*	Cadeler AS (CDLR US), ADR	24,435	583,996
	Cadre Holdings, Inc.	39,634	1,585,756
#	Carlisle Cos., Inc.	51,711	17,627,763
	Carpenter Technology Corp.	102,531	32,587,428
	Carrier Global Corp.	463,560	27,618,905
#*	Casella Waste Systems, Inc., Class A	57,754	5,826,224
	Caterpillar, Inc.	321,812	211,546,336
#*	CBIZ, Inc.	94,087	3,702,323
#*	CECO Environmental Corp.	63,655	4,292,257
	CH Robinson Worldwide, Inc.	134,589	26,238,126
		Shares	Value†
INDUSTRIALS — (Continued)
*	Chart Industries, Inc.	21,368	$4,430,441
	Chicago Rivet & Machine Co.	653	8,587
#*	Cimpress PLC	20,271	1,603,233
	Cintas Corp.	120,681	23,097,137
	Civeo Corp.	17,090	432,719
#*	Clarivate PLC	446,940	1,184,391
*	Clean Harbors, Inc.	96,615	25,111,205
	CNH Industrial NV	1,010,606	10,874,121
	Columbus McKinnon Corp.	38,435	810,210
	Comfort Systems USA, Inc.	23,310	26,622,351
	CompX International, Inc.	9,138	212,915
#	Concentrix Corp.	67,942	2,537,634
*	Concrete Pumping Holdings, Inc.	52,436	303,080
*	Conduent, Inc.	211,629	294,164
*	Construction Partners, Inc., Class A	49,707	5,461,805
	Copa Holdings SA, Class A	39,347	5,366,931
*	Copart, Inc.	355,405	14,422,335
*	Core & Main, Inc., Class A	223,414	11,921,371
*	Costamare Bulkers Holdings Ltd.	47,398	783,489
	Costamare, Inc.	324,279	5,441,402
	Covenant Logistics Group, Inc.	51,533	1,267,712
*»	CPI Aerostructures, Inc.	27,297	106,458
	CRA International, Inc.	18,595	3,513,339
	Crane Co.	73,909	13,498,740
	CSG Systems International, Inc.	60,819	4,850,315
#	CSW Industrials, Inc.	21,221	5,729,246
	CSX Corp.	1,859,727	70,223,292
	Cummins, Inc.	121,273	70,195,238
	Curtiss-Wright Corp.	34,513	22,664,342
*	Custom Truck One Source, Inc.	7,745	48,948
	Deere & Co.	183,569	96,924,432
	Delta Air Lines, Inc.	873,423	57,549,841
	Deluxe Corp.	56,271	1,485,554
*	Distribution Solutions Group, Inc.	51,365	1,458,252
*	DLH Holdings Corp.	21,039	120,133
*	DNOW, Inc.	343,907	5,223,947
	Donaldson Co., Inc.	210,910	21,500,165
	Douglas Dynamics, Inc.	61,435	2,314,871
	Dover Corp.	140,733	28,356,292
*	Ducommun, Inc.	26,890	3,047,981
*	DXP Enterprises, Inc.	48,547	6,313,537

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Dycom Industries, Inc.	52,170	$19,010,226
	Eastern Co.	12,710	237,677
	Eaton Corp. PLC	114,490	40,234,076
	EMCOR Group, Inc.	51,539	37,145,703
	Emerson Electric Co.	183,726	27,000,373
*	Energy Recovery, Inc.	53,320	777,939
	Enerpac Tool Group Corp.	112,699	4,548,532
	EnerSys	67,509	12,164,447
	Ennis, Inc.	34,910	680,396
	Enpro, Inc.	38,091	9,095,369
#*	Enviri Corp.	145,313	2,749,322
	Equifax, Inc.	61,073	12,300,102
	Esab Corp.	91,443	11,073,747
	ESCO Technologies, Inc.	43,587	9,945,246
	Espey Mfg. & Electronics Corp.	4,614	243,942
*	Everus Construction Group, Inc.	81,928	7,249,809
	EVI Industries, Inc.	1,292	33,204
*	ExlService Holdings, Inc.	176,694	6,917,570
	Expeditors International of Washington, Inc.	181,697	29,169,636
	Exponent, Inc.	49,995	3,593,141
	Fastenal Co.	1,081,576	46,897,135
	Federal Signal Corp.	91,280	9,866,455
	FedEx Corp.	191,916	61,844,931
	Ferguson Enterprises, Inc.	173,092	43,698,806
*	FGI Industries Ltd.	209	1,344
	Flowserve Corp.	185,050	14,461,657
*	Fluor Corp.	178,915	8,264,084
*	Forrester Research, Inc.	5,894	47,800
	Fortive Corp.	251,778	13,296,396
	Fortune Brands Innovations, Inc.	191,022	10,334,290
*	Forward Air Corp.	9,702	270,492
#*	Franklin Covey Co.	34,022	693,028
	Franklin Electric Co., Inc.	66,794	6,654,018
*	FreightCar America, Inc.	8,587	98,836
#*	Frontier Group Holdings, Inc.	156,425	725,812
	FTAI Aviation Ltd.	72,070	19,626,102
#	FTAI Infrastructure, Inc.	21,022	122,348
*	FTI Consulting, Inc.	58,304	10,183,960
*	Gates Industrial Corp. PLC	304,601	7,011,915
	GATX Corp.	84,596	15,388,858
	GE Vernova, Inc.	108,306	78,670,229
		Shares	Value†
INDUSTRIALS — (Continued)
#	Genco Shipping & Trading Ltd.	87,700	$1,832,930
*	Gencor Industries, Inc.	20,171	289,252
*	Generac Holdings, Inc.	60,272	10,128,107
	General Dynamics Corp.	129,173	45,351,349
	General Electric Co.	433,225	132,909,098
	Genpact Ltd.	383,167	16,897,665
*	Gibraltar Industries, Inc.	53,175	2,725,750
	Global Industrial Co.	57,620	1,760,867
	Gorman-Rupp Co.	53,910	2,937,556
	Graco, Inc.	133,958	11,698,552
#*	Graham Corp.	23,254	1,625,920
#	Granite Construction, Inc.	65,746	7,938,172
*	Great Lakes Dredge & Dock Corp.	142,772	2,138,725
	Greenbrier Cos., Inc.	55,647	2,805,722
	Griffon Corp.	76,599	6,238,989
*	GXO Logistics, Inc.	207,107	11,720,185
*	Hayward Holdings, Inc.	257,356	4,153,726
*	Healthcare Services Group, Inc.	130,115	2,448,764
	Heartland Express, Inc.	61,045	615,944
#	HEICO Corp. (HEI US)	24,006	7,943,825
	HEICO Corp. (HEIA US), Class A	39,491	10,054,014
	Helios Technologies, Inc.	47,047	3,047,705
#	Herc Holdings, Inc.	87,392	12,526,769
#	Hexcel Corp.	133,760	11,076,666
*	Hillman Solutions Corp.	196,818	1,844,185
	HireQuest, Inc.	871	9,781
	HNI Corp.	112,542	5,378,382
	Honeywell International, Inc.	379,317	86,302,204
	Howmet Aerospace, Inc.	75,221	15,651,986
	Hub Group, Inc., Class A	109,827	5,225,569
	Hubbell, Inc.	62,475	30,484,051
*	Hudson Technologies, Inc.	26,011	186,499
	Huntington Ingalls Industries, Inc.	47,137	19,821,580
*	Hurco Cos., Inc.	8,054	133,213
*	Huron Consulting Group, Inc.	54,092	9,141,548
	Hyster-Yale, Inc.	19,035	636,721
*	IBEX Holdings Ltd.	10,814	402,281

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ICF International, Inc.	33,326	$3,107,649
*	Ideal Power, Inc.	3,327	16,751
	IDEX Corp.	66,146	13,133,288
#*	IES Holdings, Inc.	36,300	13,804,527
	Illinois Tool Works, Inc.	211,517	55,260,931
	Ingersoll Rand, Inc.	280,410	24,140,497
#*	Innodata, Inc.	31,326	1,736,713
*	Innovative Solutions & Support, Inc.	29,317	542,071
#	Insperity, Inc.	56,756	2,425,184
	Insteel Industries, Inc.	35,811	1,186,777
	Interface, Inc.	109,677	3,451,535
	ITT, Inc.	96,037	17,507,545
	Jacobs Solutions, Inc.	110,266	14,914,579
*	Janus International Group, Inc.	164,279	1,126,954
	JB Hunt Transport Services, Inc.	127,775	25,902,548
*	JELD-WEN Holding, Inc.	35,242	95,858
#*	JetBlue Airways Corp.	447,593	2,179,778
	Johnson Controls International PLC	318,085	37,934,817
#	Kadant, Inc.	17,516	5,623,337
	Karat Packaging, Inc.	2,335	57,137
	KBR, Inc.	314,884	13,480,184
	Kelly Services, Inc., Class A	43,352	467,768
#	Kennametal, Inc.	127,128	4,371,932
	Kforce, Inc.	57,442	2,029,426
*	Kirby Corp.	138,419	16,286,380
*	Knightscope, Inc., Class A	1,695	5,797
	Knight-Swift Transportation Holdings, Inc.	286,465	15,784,221
	Korn Ferry	94,399	6,557,899
*	Kratos Defense & Security Solutions, Inc.	334,045	34,409,975
*	L.B. Foster Co., Class A	25,740	773,487
	L3Harris Technologies, Inc.	97,703	33,497,474
	Landstar System, Inc.	76,198	11,380,933
*	Legalzoom.com, Inc.	209,458	1,862,082
	Leidos Holdings, Inc.	152,945	28,796,485
#	Lennox International, Inc.	32,452	16,066,336
	Leonardo DRS, Inc.	80,220	3,293,833
#*	Limbach Holdings, Inc.	16,441	1,413,597
	Lincoln Electric Holdings, Inc.	83,224	22,083,488
	Lindsay Corp.	17,824	2,232,812
*	Liquidity Services, Inc.	63,186	2,021,952
		Shares	Value†
INDUSTRIALS — (Continued)
*	Loar Holdings, Inc.	48,112	$3,299,521
	Lockheed Martin Corp.	161,715	102,562,887
	LSI Industries, Inc.	62,980	1,392,488
	Luxfer Holdings PLC	39,886	603,874
*	Lyft, Inc., Class A	158,316	2,670,791
*	Manitowoc Co., Inc.	73,855	954,207
	ManpowerGroup, Inc.	55,832	2,028,377
	Marten Transport Ltd.	132,417	1,628,729
	Masco Corp.	159,092	10,514,390
*	MasTec, Inc.	97,594	23,469,405
*	Mastech Digital, Inc.	18,872	130,972
#*	Masterbrand, Inc.	229,405	2,780,389
*	Matrix Service Co.	60,475	866,002
	Matson, Inc.	57,278	9,181,663
	Maximus, Inc.	101,997	9,632,597
*	Mayville Engineering Co., Inc.	14,589	285,944
	McGrath RentCorp	22,892	2,556,807
*	Mercury Systems, Inc.	108,146	10,152,746
*	Microvast Holdings, Inc.	54,438	142,628
*	Middleby Corp.	80,035	11,778,751
	Miller Industries, Inc.	17,318	709,518
	MillerKnoll, Inc.	81,684	1,640,215
*	Mistras Group, Inc.	20,847	294,777
*	Mobile Infrastructure Corp.	3,030	9,666
*	Modine Manufacturing Co.	57,381	10,595,975
#*	Montrose Environmental Group, Inc.	37,831	842,875
	Moog, Inc., Class A	52,156	15,925,835
	MSA Safety, Inc.	56,948	10,088,338
	MSC Industrial Direct Co., Inc., Class A	89,467	7,545,647
	Mueller Industries, Inc.	173,083	23,563,520
	Mueller Water Products, Inc., Class A	236,332	6,397,507
*	MYR Group, Inc.	23,415	5,854,687
	National Presto Industries, Inc.	12,883	1,641,294
*	Nephros, Inc.	2,725	11,745
#*	Nextpower, Inc., Class A	128,223	15,013,631
	NL Industries, Inc.	254,088	1,544,855
	Nordson Corp.	54,310	14,909,724
	Norfolk Southern Corp.	150,224	43,751,238
	Northrop Grumman Corp.	51,348	35,546,166
*	NPK International, Inc.	207,335	2,863,296
	nVent Electric PLC	168,869	18,957,234

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NWPX Infrastructure, Inc.	21,980	$1,482,551
	Old Dominion Freight Line, Inc.	114,928	19,905,530
	Omega Flex, Inc.	10,491	346,098
*	OPENLANE, Inc.	226,216	6,795,529
*	Optex Systems Holdings, Inc.	1,476	22,037
*	Orion Group Holdings, Inc.	79,136	967,042
	Oshkosh Corp.	132,150	19,005,813
	Otis Worldwide Corp.	256,975	21,950,804
	Owens Corning	171,211	20,517,926
	PACCAR, Inc.	461,810	56,761,067
#*	Palladyne AI Corp.	5,149	33,571
*	PAMT Corp.	56,632	614,457
	Pangaea Logistics Solutions Ltd.	86,986	737,641
	Park Aerospace Corp.	34,389	842,187
	Parker-Hannifin Corp.	51,869	48,541,085
	Park-Ohio Holdings Corp.	38,449	867,409
#*	Parsons Corp.	108,029	7,568,512
	Paychex, Inc.	251,506	25,937,814
#	Paycom Software, Inc.	58,266	7,851,343
*	Paylocity Holding Corp.	62,892	8,489,162
	Pentair PLC	224,191	23,623,006
*	Perma-Fix Environmental Services, Inc.	20,738	316,669
*	Perma-Pipe International Holdings, Inc.	14,584	421,186
*	Pioneer Power Solutions, Inc.	3,944	16,841
#	Pitney Bowes, Inc.	117,446	1,224,962
#*	Planet Labs PBC	225,420	5,628,737
#*	Plug Power, Inc.	128,055	270,836
#	Powell Industries, Inc.	22,163	9,831,285
#*	Power Solutions International, Inc.	19,199	1,375,800
#	Preformed Line Products Co.	8,874	2,226,842
#	Primoris Services Corp.	85,553	12,683,232
*	Proto Labs, Inc.	43,018	2,264,898
	Quad/Graphics, Inc.	71,371	436,791
#	Quanta Services, Inc.	72,286	34,309,104
*	Quest Resource Holding Corp.	19,515	41,957
*	Radiant Logistics, Inc.	104,745	704,934
*	RBC Bearings, Inc.	32,227	16,102,865
*	RCM Technologies, Inc.	616	12,819
#	Regal Rexnord Corp.	117,764	19,018,886
		Shares	Value†
INDUSTRIALS — (Continued)
	Republic Services, Inc.	111,289	$23,937,151
*	Resideo Technologies, Inc.	242,226	8,298,663
	REV Group, Inc.	115,033	7,350,609
	Robert Half, Inc.	102,154	3,535,550
*	Rocket Lab Corp.	161,531	12,933,787
	Rockwell Automation, Inc.	76,321	32,180,750
	Rollins, Inc.	302,574	19,165,037
	RTX Corp.	685,529	137,743,342
	Rush Enterprises, Inc. (RUSHA US), Class A	141,766	9,099,960
	Rush Enterprises, Inc. (RUSHB US), Class B	13,458	794,157
#*	RXO, Inc.	232,027	3,382,954
	Ryder System, Inc.	73,497	14,058,506
#*	Saia, Inc.	26,299	8,806,746
	Schneider National, Inc., Class B	89,924	2,413,560
	Science Applications International Corp.	82,923	8,438,244
#	Sensata Technologies Holding PLC	143,096	4,949,691
*	Shoals Technologies Group, Inc., Class A	149,516	1,411,431
*	SIFCO Industries, Inc.	7,118	43,847
	Simpson Manufacturing Co., Inc.	63,093	11,153,581
*	SiteOne Landscape Supply, Inc.	65,228	9,362,827
*	SkyWest, Inc.	72,754	7,022,216
	Snap-on, Inc.	55,011	20,140,077
*	Southland Holdings, Inc.	2,377	4,421
#	Southwest Airlines Co.	743,209	35,317,292
*	SPX Technologies, Inc.	61,906	12,901,829
	SS&C Technologies Holdings, Inc.	213,369	17,472,787
	Standex International Corp.	18,209	4,370,160
	Stanley Black & Decker, Inc.	115,728	9,103,164
*	Star Equity Holdings, Inc.	16,688	171,386
*	Sterling Infrastructure, Inc.	39,517	14,143,529
*	Sun Country Airlines Holdings, Inc.	49,631	870,528
#*	Sunrun, Inc.	273,060	5,188,140

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Symbotic, Inc.	7,084	$385,157
*	TaskUS, Inc., Class A	42,105	454,734
*	Taylor Devices, Inc.	4,486	326,312
*	Team, Inc.	204	2,944
*	TechPrecision Corp.	2,805	13,380
#	Tecnoglass, Inc.	66,710	3,262,786
	Tennant Co.	35,262	2,683,086
	Terex Corp.	174,548	9,949,236
	Tetra Tech, Inc.	344,745	12,983,097
	Textron, Inc.	181,789	16,008,339
*	Thermon Group Holdings, Inc.	59,577	2,695,859
#*	TIC Solutions, Inc.	140,140	1,415,414
	Timken Co.	125,484	11,693,854
*	Titan International, Inc.	124,190	1,184,773
*	Titan Machinery, Inc.	49,737	809,221
	Toro Co.	161,724	14,797,746
	Trane Technologies PLC	65,195	27,419,713
*	Transcat, Inc.	17,121	1,032,568
	TransDigm Group, Inc.	9,988	14,258,270
	TransUnion	156,828	12,392,549
*	Trex Co., Inc.	131,472	5,445,570
	TriNet Group, Inc.	81,862	5,013,229
	Trinity Industries, Inc.	145,654	4,186,096
*	TrueBlue, Inc.	48,223	258,475
*	TTEC Holdings, Inc.	32,779	104,565
	Tutor Perini Corp.	103,591	8,172,294
	Twin Disc, Inc.	21,208	364,566
*	Uber Technologies, Inc.	243,695	19,507,785
	UFP Industries, Inc.	105,525	10,898,622
#*	U-Haul Holding Co. (UHAL US)	21,683	1,226,174
	U-Haul Holding Co. (UHAL/B US)	278,687	14,299,430
	UL Solutions, Inc., Class A	46,509	3,266,327
*	Ultralife Corp.	41,439	264,381
	UniFirst Corp.	23,201	4,988,215
	Union Pacific Corp.	417,017	98,040,697
*	United Airlines Holdings, Inc.	426,603	43,650,019
	United Parcel Service, Inc., Class B	303,335	32,220,244
	United Rentals, Inc.	72,282	56,528,861
#	Universal Logistics Holdings, Inc.	57,134	914,715
#*	Upwork, Inc.	200,437	4,014,753
*	V2X, Inc.	37,215	2,561,508
	Valmont Industries, Inc.	29,638	13,205,507
	Veralto Corp.	112,361	11,121,492
	Verisk Analytics, Inc.	123,245	26,800,858
*	Verra Mobility Corp.	200,458	3,868,839
		Shares	Value†
INDUSTRIALS — (Continued)
	Vertiv Holdings Co., Class A	257,239	$47,892,757
#*	Vicor Corp.	49,821	7,855,277
	Virco Mfg. Corp.	31,667	221,352
*	VirTra, Inc.	14,076	66,016
#	VSE Corp.	32,889	7,188,549
	Wabash National Corp.	47,631	482,502
	Waste Management, Inc.	266,340	59,191,402
#	Watsco, Inc. (WSO US)	24,771	9,572,753
»	Watsco, Inc. (WSO/B US), Class B	4,958	1,913,689
	Watts Water Technologies, Inc., Class A	41,364	12,380,659
	Werner Enterprises, Inc.	112,563	3,855,283
	WESCO International, Inc.	52,319	15,142,688
	Westinghouse Air Brake Technologies Corp.	136,162	31,336,323
*	Wilhelmina International, Inc.	2,000	7,200
*	Willdan Group, Inc.	22,381	2,824,482
	Willis Lease Finance Corp.	9,981	1,819,337
#	WillScot Holdings Corp.	494,759	9,910,023
	Woodward, Inc.	74,669	23,732,795
	Worthington Enterprises, Inc.	89,487	4,972,793
	WW Grainger, Inc.	40,749	44,006,475
*	XPO, Inc.	188,361	27,898,148
	Xylem, Inc.	193,441	26,669,711
	Zurn Elkay Water Solutions Corp.	196,755	9,072,373
TOTAL INDUSTRIALS			5,099,927,093
INFORMATION TECHNOLOGY — (25.5%)
	A10 Networks, Inc.	90,818	1,583,866
	Accenture PLC, Class A	305,009	80,412,573
*	ACCESS Newswire, Inc.	912	7,880
*	ACI Worldwide, Inc.	154,944	6,718,372
*	ACM Research, Inc., Class A	15,534	902,836
	Adeia, Inc.	201,939	3,653,076
*	Adobe, Inc.	120,796	35,423,427
*	ADTRAN Holdings, Inc.	88,104	812,319
	Advanced Energy Industries, Inc.	56,799	14,504,193

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Advanced Micro Devices, Inc.	338,161	$80,052,854
#*	Agilysys, Inc.	10,871	943,059
*	Akamai Technologies, Inc.	159,798	15,524,376
*	Alarm.com Holdings, Inc.	50,595	2,468,024
#*	Alithya Group, Inc., Class A	12,242	15,915
*	Allegro MicroSystems, Inc.	146,797	5,418,277
*	Alpha & Omega Semiconductor Ltd.	55,134	1,218,461
*	Ambarella, Inc.	60,690	3,886,588
	Amdocs Ltd.	153,000	12,536,820
	Amkor Technology, Inc.	601,391	29,065,227
	Amphenol Corp., Class A	298,318	42,981,657
*	AmpliTech Group, Inc.	5,343	16,243
*	Amtech Systems, Inc.	14,266	239,811
	Analog Devices, Inc.	153,770	47,804,018
*	Appfolio, Inc., Class A	13,797	2,619,774
	Apple, Inc.	6,715,261	1,742,475,924
	Applied Materials, Inc.	220,417	71,044,807
*	Applied Optoelectronics, Inc.	809	35,280
*	AppLovin Corp., Class A	163,535	77,370,044
*	Arista Networks, Inc.	113,506	16,088,340
*	Arrow Electronics, Inc.	92,797	12,294,675
*	ASGN, Inc.	52,044	2,710,972
#*	Astera Labs, Inc.	17,273	2,601,659
*	AstroNova, Inc.	16,656	151,403
*	Atlassian Corp., Class A	15,287	1,806,618
*	Atomera, Inc.	4,734	13,871
#*	Aurora Innovation, Inc.	681,907	2,864,009
*	Autodesk, Inc.	91,523	23,143,421
*	AvePoint, Inc.	177,830	2,068,163
*	Aviat Networks, Inc.	24,776	540,365
	Avnet, Inc.	150,371	9,381,647
*	Aware, Inc.	3,955	7,159
#*	Axcelis Technologies, Inc.	52,677	4,639,263
*	AXT, Inc.	27,932	517,859
*	Backblaze, Inc., Class A	2,885	13,127
	Badger Meter, Inc.	27,283	3,999,142
	Bel Fuse, Inc. (BELFA US), Class A	2,432	446,880
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Bel Fuse, Inc. (BELFB US), Class B	17,400	$3,500,706
	Belden, Inc.	59,490	6,990,670
	Benchmark Electronics, Inc.	75,762	3,950,231
	Bentley Systems, Inc., Class B	96,543	3,390,590
#*	Bill Holdings, Inc.	117,718	5,081,886
*	BK Technologies Corp.	5,926	452,035
*	Blackbaud, Inc.	58,588	3,146,176
#*	BlackLine, Inc.	32,213	1,496,938
*	Box, Inc., Class A	104,118	2,639,391
	Broadcom, Inc.	1,203,275	398,645,007
#*	C3.ai, Inc., Class A	51,799	570,307
*	Cadence Design Systems, Inc.	18,769	5,562,381
*	Calix, Inc.	91,913	4,105,754
#*	CCC Intelligent Solutions Holdings, Inc.	757,154	5,739,227
	CDW Corp.	135,628	17,142,023
#*	Cerence, Inc.	44,471	503,856
*	CEVA, Inc.	39,041	823,375
*	Ciena Corp.	217,264	54,709,248
#*	Cipher Mining, Inc.	114,374	1,825,409
*	Cirrus Logic, Inc.	77,076	10,046,086
	Cisco Systems, Inc.	2,247,906	176,055,998
#*	Cleanspark, Inc.	193,207	2,287,571
	Clear Secure, Inc., Class A	93,610	3,053,558
#*	Clearfield, Inc.	26,181	779,408
*	ClearOne, Inc.	1,721	10,687
#	Climb Global Solutions, Inc.	8,793	1,042,762
*	Cloudflare, Inc., Class A	6,205	1,100,457
*	Coda Octopus Group, Inc.	22,446	239,050
	Cognex Corp.	164,826	6,385,359
	Cognizant Technology Solutions Corp., Class A	542,303	44,501,384
*	Coherent Corp.	138,390	29,363,590
#*	Cohu, Inc.	86,152	2,458,778
*	Comtech Telecommunications Corp.	5,305	29,496
*	Consensus Cloud Solutions, Inc.	24,937	532,654
	Corning, Inc.	742,499	76,663,022
*	Corsair Gaming, Inc.	118,776	605,758
*	CPI Card Group, Inc.	215	2,793
*	CPS Technologies Corp.	3,211	17,147
#	Crane NXT Co.	82,914	4,188,815
*	Credo Technology Group Holding Ltd.	110,212	13,807,359

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Crexendo, Inc.	15,880	$111,160
*	Crowdstrike Holdings, Inc., Class A	7,753	3,422,213
*	CS Disco, Inc.	18,784	117,400
	CSP, Inc.	17,490	199,736
	CTS Corp.	53,112	2,730,488
*	CVD Equipment Corp.	2,764	13,295
#*	Daily Journal Corp.	2,539	1,488,793
*	Daktronics, Inc.	72,869	1,686,917
*	Data I/O Corp.	4,203	13,029
*	Datadog, Inc., Class A	44,879	5,803,752
#	Dell Technologies, Inc., Class C	159,887	18,297,468
*	Diebold Nixdorf, Inc.	34,004	2,346,616
*	Digi International, Inc.	64,951	2,797,440
*	Digital Turbine, Inc.	120,869	630,936
#*	DigitalOcean Holdings, Inc.	77,176	4,263,974
*	Diodes, Inc.	83,681	4,953,078
*	Docusign, Inc.	78,685	4,134,110
	Dolby Laboratories, Inc., Class A	110,837	7,114,627
*	Dropbox, Inc., Class A	179,759	4,580,259
*	DXC Technology Co.	209,934	3,029,348
*	Dynatrace, Inc.	201,480	7,674,373
*	Eastman Kodak Co.	146,849	1,074,935
*	eGain Corp.	21,513	220,939
*	Electro-Sensors, Inc.	212	916
#*	Enphase Energy, Inc.	66,551	2,461,056
#	Entegris, Inc.	101,667	12,003,823
*	EPAM Systems, Inc.	48,973	10,215,768
	ePlus, Inc.	48,593	4,169,765
*	Everspin Technologies, Inc.	14,120	183,419
*	F5, Inc.	70,731	19,494,171
*	Fabrinet	32,565	15,938,614
*	Fair Isaac Corp.	10,416	15,240,379
#*	Fastly, Inc., Class A	268,575	2,484,319
*	First Solar, Inc.	116,068	26,175,655
*	Five9, Inc.	72,962	1,288,509
*	Flex Ltd.	797,456	50,271,626
*	FormFactor, Inc.	115,788	8,161,896
*	Fortinet, Inc.	350,801	28,506,089
	Franklin Wireless Corp.	8,801	36,172
*	Frequency Electronics, Inc.	36,985	1,944,671
*	Freshworks, Inc., Class A	191,800	2,067,604
*	Gartner, Inc.	60,021	12,581,002
	Gen Digital, Inc.	772,203	18,525,150
#*	GLOBALFOUNDRIES, Inc.	144,319	6,090,262
#*	Globant SA	37,378	2,499,841
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GoDaddy, Inc., Class A	103,810	$10,434,981
*	Grid Dynamics Holdings, Inc.	102,312	846,120
*	Guidewire Software, Inc.	44,081	6,204,842
	Hackett Group, Inc.	41,308	753,871
*	Harmonic, Inc.	207,923	2,021,012
	Hewlett Packard Enterprise Co.	1,250,992	26,921,348
	HP, Inc.	536,451	10,428,607
*	HubSpot, Inc.	7,249	2,029,720
#*	Hut 8 Corp. (HUT US)	13,737	766,937
#*	I3 Verticals, Inc., Class A	47,722	1,059,906
*	Ichor Holdings Ltd.	43,379	1,316,119
*	Identiv, Inc.	33,818	112,276
	Information Services Group, Inc.	43,033	239,694
#*	Inseego Corp.	1,482	16,139
*	Insight Enterprises, Inc.	48,925	4,110,678
*	Intapp, Inc.	30,590	1,038,530
*	Intel Corp.	923,943	42,935,631
*	Intellicheck, Inc.	1,258	7,145
*	Intellinetics, Inc.	207	1,702
#	InterDigital, Inc.	88,259	28,811,268
	International Business Machines Corp.	547,292	167,854,456
*	inTEST Corp.	25,923	237,195
	Intuit, Inc.	37,984	18,950,977
*	Inuvo, Inc.	3,697	7,690
#*	IonQ, Inc.	52,014	2,079,520
*	IPG Photonics Corp.	66,701	6,163,839
#*	Itron, Inc.	102,161	10,122,112
	Jabil, Inc.	142,454	33,788,664
*»	Jamf Holding Corp.	29,884	389,986
*	Key Tronic Corp.	22,454	63,545
*	Keysight Technologies, Inc.	144,880	31,341,890
*	Kimball Electronics, Inc.	45,938	1,387,787
	KLA Corp.	59,668	85,202,324
*	Knowles Corp.	190,982	4,629,404
	Kulicke & Soffa Industries, Inc.	93,957	5,386,555
*	KVH Industries, Inc.	68,090	454,841
*	Kyndryl Holdings, Inc.	363,550	8,361,650
	Lam Research Corp.	571,131	133,336,243
*	Lantronix, Inc.	70,683	469,335
*	Lattice Semiconductor Corp.	48,403	3,897,410
*	LGL Group, Inc.	6,640	48,007
	Littelfuse, Inc.	44,736	14,483,727
*	LiveRamp Holdings, Inc.	118,209	2,878,389

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Lumentum Holdings, Inc.	56,299	$22,060,200
*	MACOM Technology Solutions Holdings, Inc.	61,716	13,519,507
*	Magnachip Semiconductor Corp.	8,656	25,102
*	Manhattan Associates, Inc.	57,025	8,611,345
	Marvell Technology, Inc.	310,533	24,507,264
*	MaxLinear, Inc.	86,339	1,497,982
	Methode Electronics, Inc.	49,288	393,811
	Microchip Technology, Inc.	200,751	15,241,016
	Micron Technology, Inc.	335,325	139,119,636
	Microsoft Corp.	3,480,304	1,497,540,008
#*	Mirion Technologies, Inc.	231,728	5,756,124
#*	Mitek Systems, Inc.	75,270	754,205
	MKS, Inc.	59,654	14,043,148
*	MongoDB, Inc.	58,221	21,619,204
#	Monolithic Power Systems, Inc.	16,385	18,419,198
	Motorola Solutions, Inc.	78,325	31,528,945
*	M-Tron Industries, Inc.	3,320	216,597
*	N-able, Inc.	916	5,560
	Napco Security Technologies, Inc.	38,548	1,422,036
#*	nCino, Inc.	135,169	2,885,858
*	NCR Voyix Corp.	163,366	1,620,591
	NetApp, Inc.	241,476	23,266,213
*	NETGEAR, Inc.	56,368	1,178,655
*	NetScout Systems, Inc.	123,964	3,447,439
*	NetSol Technologies, Inc.	4,199	14,948
*	nLight, Inc.	67,433	3,075,619
*	Nortech Systems, Inc.	446	3,804
#*	Novanta, Inc.	31,558	4,245,813
*	Nutanix, Inc., Class A	131,659	5,178,148
#	NVE Corp.	5,773	389,620
	NVIDIA Corp.	11,134,536	2,128,143,517
	NXP Semiconductors NV	132,904	30,054,911
*	Okta, Inc.	124,863	10,548,426
*	ON Semiconductor Corp.	383,570	22,972,007
*	ON24, Inc.	40,244	320,745
	OneSpan, Inc.	57,189	673,686
*	Onto Innovation, Inc.	44,086	8,907,576
*	Ooma, Inc.	3,797	44,615
*	Optical Cable Corp.	4,427	21,825
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Oracle Corp.	727,057	$119,659,041
#*	OSI Systems, Inc.	25,265	6,319,787
*	Ouster, Inc.	19,532	406,852
*	Palantir Technologies, Inc., Class A	413,256	60,579,197
#*	Palo Alto Networks, Inc.	50,290	8,899,821
#*	PAR Technology Corp.	48,883	1,281,223
	PC Connection, Inc.	54,176	3,186,091
*	PDF Solutions, Inc.	59,299	1,888,673
#	Pegasystems, Inc.	206,394	9,017,354
#*	Penguin Solutions, Inc.	140,472	2,698,467
*	Photronics, Inc.	106,315	3,675,310
*»	Pivotal Software, Inc.	73,758	0
*	Plexus Corp.	49,601	9,886,967
#*	Porch Group, Inc.	82,248	648,937
#	Power Integrations, Inc.	84,908	3,900,674
*	Powerfleet, Inc. NJ	74,997	383,235
*	Progress Software Corp.	77,312	3,163,607
*	PTC, Inc.	65,268	10,190,293
*	Pure Storage, Inc., Class A	103,915	7,226,249
*	Q2 Holdings, Inc.	58,523	3,584,534
	Qnity Electronics, Inc.	107,268	10,317,036
*	Qorvo, Inc.	109,952	8,588,351
	QUALCOMM, Inc.	817,724	123,958,781
*	Qualys, Inc.	59,223	7,811,514
	Ralliant Corp.	81,985	4,342,745
*	Rambus, Inc.	162,020	18,442,737
	Red Violet, Inc.	3,910	177,827
*	Research Solutions, Inc.	3,464	9,872
*	RF Industries Ltd.	19,118	186,592
*	Ribbon Communications, Inc.	224,365	587,836
	Richardson Electronics Ltd.	31,325	378,719
*	Rimini Street, Inc.	6,405	22,097
*	RingCentral, Inc., Class A	54,168	1,401,868
#*	Riot Platforms, Inc.	439,792	6,803,582
*	Rogers Corp.	32,939	3,202,988
	Roper Technologies, Inc.	43,431	16,122,890
*	Rubrik, Inc., Class A	75,459	4,221,931
	Salesforce, Inc.	170,464	36,187,803
*	Samsara, Inc., Class A	69,922	1,961,312
*	Sandisk Corp.	64,903	37,400,354
*	Sanmina Corp.	131,140	18,579,915
*	ScanSource, Inc.	74,605	3,207,269
#	Seagate Technology Holdings PLC	92,831	37,846,270

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Semtech Corp.	9,261	$738,565
*	SentinelOne, Inc., Class A	328,425	4,591,381
*	ServiceNow, Inc.	68,885	8,060,234
*	Silicon Laboratories, Inc.	46,336	6,600,563
	Skyworks Solutions, Inc.	157,179	8,764,301
*	Snowflake, Inc.	20,116	3,876,353
*	Sono-Tek Corp.	489	2,010
*	SoundThinking, Inc.	767	5,354
*	Sprinklr, Inc., Class A	143,162	913,374
»	SRAX, Inc.	3,513	351
#*	Super Micro Computer, Inc.	285,955	8,324,150
*	Synaptics, Inc.	71,670	5,913,492
*	Synchronoss Technologies, Inc.	1,336	11,757
*	Synopsys, Inc.	16,383	7,619,979
*	Tao Synergies, Inc.	1,977	8,442
	TD SYNNEX Corp.	99,918	15,853,989
	TE Connectivity PLC	178,263	39,713,431
*	Teledyne Technologies, Inc.	29,570	18,342,271
*	Telos Corp.	87,205	476,139
*	Teradata Corp.	90,832	2,590,529
	Teradyne, Inc.	56,895	13,714,540
	Texas Instruments, Inc.	524,903	113,142,842
*	TransAct Technologies, Inc.	2,989	11,000
#*	Trimble, Inc.	227,402	15,372,375
*	Trio-Tech International	7,926	44,623
*	TTM Technologies, Inc.	270,648	26,577,634
*	Turtle Beach Corp.	3,982	47,625
*	Twilio, Inc., Class A	116,608	14,046,600
*	Tyler Technologies, Inc.	18,229	6,733,793
#*	UiPath, Inc., Class A	537,301	6,764,620
*	Ultra Clean Holdings, Inc.	57,744	2,522,258
*	Unity Software, Inc.	288,589	8,397,940
	Universal Display Corp.	40,337	4,631,494
*	Veeco Instruments, Inc.	108,137	3,377,119
	VeriSign, Inc.	41,695	10,183,170
#*	Vertex, Inc., Class A	15,218	282,294
*	Viant Technology, Inc., Class A	2,633	31,122
*	Viasat, Inc.	38,432	1,735,973
*	Viavi Solutions, Inc.	335,135	8,197,402
	Vishay Intertechnology, Inc.	196,886	3,967,253
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vishay Precision Group, Inc.	22,666	$1,135,113
*	Vistance Networks, Inc.	236,924	4,264,632
	Vontier Corp.	216,576	8,121,600
	Western Digital Corp.	392,580	98,235,293
*	WidePoint Corp.	562	3,704
*	Workday, Inc., Class A	75,755	13,304,851
#	Xerox Holdings Corp.	159,100	348,429
*	Xperi, Inc.	15,983	90,464
*	Yext, Inc.	128,477	919,895
*	Zebra Technologies Corp., Class A	40,709	9,565,801
#*	Zeta Global Holdings Corp., Class A	169,039	3,140,745
*	Zoom Communications, Inc.	234,039	21,554,992
*	Zscaler, Inc.	22,058	4,411,821
TOTAL INFORMATION TECHNOLOGY			9,444,026,068
MATERIALS — (3.3%)
*	5E Advanced Materials, Inc.	5,373	11,176
	AdvanSix, Inc.	32,697	517,920
	Air Products & Chemicals, Inc.	94,582	25,773,595
	Albemarle Corp.	104,416	17,816,502
#	Alcoa Corp.	271,578	15,428,346
#*	Alpha Metallurgical Resources, Inc.	15,406	3,232,179
	Amcor PLC	622,838	27,560,582
*	American Biltrite, Inc.	36	3,078
*	American Vanguard Corp.	44,600	226,568
*	Ampco-Pittsburgh Corp.	3,911	21,784
	AptarGroup, Inc.	107,339	13,412,008
	Ardagh Metal Packaging SA	83,947	368,527
*	Arq, Inc.	33,633	119,733
*	Ascent Industries Co.	19,088	309,416
	Ashland, Inc.	64,888	3,968,550
*	Aspen Aerogels, Inc.	17,047	57,448
#	Avery Dennison Corp.	136,814	25,380,365
	Avient Corp.	143,277	5,179,464
*	Axalta Coating Systems Ltd.	254,691	8,552,524
	Balchem Corp.	49,200	8,372,364
	Ball Corp.	258,962	14,727,169
	Cabot Corp.	105,328	7,603,628
	Caledonia Mining Corp. PLC	13,298	364,897
	Celanese Corp.	106,191	4,719,128

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Century Aluminum Co.	140,150	$6,353,000
	CF Industries Holdings, Inc.	247,915	23,113,115
	Chemours Co.	105,962	1,588,370
*	Clearwater Paper Corp.	101,220	1,702,520
*	Cleveland-Cliffs, Inc.	711,544	9,790,845
#*	Coeur Mining, Inc.	738,660	15,098,210
	Commercial Metals Co.	201,678	15,502,988
#*	Compass Minerals International, Inc.	48,304	1,206,634
*	Core Molding Technologies, Inc.	17,303	337,755
	Corteva, Inc.	458,974	33,413,307
	CRH PLC (CRHCF US)	226,462	27,721,213
	Crown Holdings, Inc.	272,535	28,528,964
*	Dakota Gold Corp.	18,042	108,072
	Dow, Inc.	537,271	14,801,816
	DuPont de Nemours, Inc.	214,537	9,422,465
	Eagle Materials, Inc.	59,064	12,037,834
	Eastman Chemical Co.	132,454	9,181,711
	Ecolab, Inc.	77,173	21,762,014
*	Ecovyst, Inc.	191,345	2,030,170
	Element Solutions, Inc.	436,946	12,715,129
	Flexible Solutions International, Inc.	3,460	19,964
#*	Flotek Industries, Inc.	67,074	1,165,075
	FMC Corp.	34,097	538,733
	Fortitude Gold Corp.	54,214	298,719
	Freeport-McMoRan, Inc.	794,665	47,862,673
	Friedman Industries, Inc.	15,398	302,263
#	Graphic Packaging Holding Co.	617,937	9,052,777
	Greif, Inc. (GEF US), Class A	49,438	3,491,312
	Greif, Inc. (GEF/B US), Class B	21,942	1,825,136
#	Hawkins, Inc.	37,705	4,911,076
	HB Fuller Co.	97,679	5,870,508
	Hecla Mining Co.	884,682	19,923,039
	Huntsman Corp.	212,152	2,295,485
*	Idaho Strategic Resources, Inc.	1,131	40,784
*	Ingevity Corp.	49,610	3,263,842
	Innospec, Inc.	45,180	3,692,110
	International Flavors & Fragrances, Inc.	176,713	12,336,335
#	International Paper Co.	415,153	16,738,969
*	Intrepid Potash, Inc.	19,966	655,683
		Shares	Value†
MATERIALS — (Continued)
	Kaiser Aluminum Corp.	24,759	$3,035,949
*	Knife River Corp.	92,541	6,215,979
	Koppers Holdings, Inc.	39,017	1,149,441
	Kronos Worldwide, Inc.	88,174	462,914
	Linde PLC	153,719	70,244,971
	Louisiana-Pacific Corp.	104,567	8,756,441
*	LSB Industries, Inc.	95,425	886,498
#	LyondellBasell Industries NV, Class A	184,101	9,020,949
	Martin Marietta Materials, Inc.	42,522	27,722,218
	Materion Corp.	37,346	5,164,205
	Mativ Holdings, Inc.	80,564	970,796
#*	McEwen, Inc.	87,567	2,114,743
	Mercer International, Inc.	77,095	156,503
*	Metallus, Inc.	84,681	1,689,386
	Minerals Technologies, Inc.	53,014	3,486,201
	Mosaic Co.	374,325	10,293,938
#*	MP Materials Corp.	176,978	10,400,997
	Myers Industries, Inc.	57,372	1,185,879
	NewMarket Corp.	17,077	11,455,081
	Newmont Corp.	753,152	84,616,627
	Nexa Resources SA	21,304	268,643
	Northern Technologies International Corp.	21,837	197,843
	Nucor Corp.	215,596	38,315,721
*	O-I Glass, Inc.	247,725	3,785,238
	Olin Corp.	312,035	6,493,448
	Olympic Steel, Inc.	29,553	1,421,204
	Orion SA	6,688	41,332
	Packaging Corp. of America	111,290	24,767,590
*	Perimeter Solutions, Inc.	176,925	4,626,589
	PPG Industries, Inc.	186,548	21,570,545
	Quaker Chemical Corp.	14,312	2,200,327
#*	Ramaco Resources, Inc. (METC US), Class A	69,527	1,356,472
	Ramaco Resources, Inc. (METCB US), Class B	5,509	72,278
*	Ranpak Holdings Corp.	27,705	139,633
*	Rayonier Advanced Materials, Inc.	100,559	780,338
	Reliance, Inc.	63,459	20,909,741
††	Resolute Forest Products, Inc.	229,171	61,028

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Royal Gold, Inc.	98,520	$25,941,301
	RPM International, Inc.	170,372	18,222,989
#	Ryerson Holding Corp.	58,017	1,637,240
	Scotts Miracle-Gro Co.	39,910	2,563,020
	Sealed Air Corp.	62,914	2,634,838
	Sensient Technologies Corp.	63,764	6,026,973
	Sherwin-Williams Co.	127,504	45,218,019
#	Silgan Holdings, Inc.	250,978	10,829,701
*	Smith-Midland Corp.	778	27,339
	Smurfit WestRock PLC	372,730	15,516,750
*	Solstice Advanced Materials, Inc.	94,829	5,857,587
	Sonoco Products Co.	165,614	7,949,472
#	Southern Copper Corp.	59,792	11,379,613
	Steel Dynamics, Inc.	211,105	37,908,125
	Stepan Co.	31,751	1,829,175
	SunCoke Energy, Inc.	97,134	763,473
	Sylvamo Corp.	48,462	2,371,730
*	Tredegar Corp.	7,380	63,099
	TriMas Corp.	73,229	2,546,172
	Tronox Holdings PLC	185,984	1,127,063
	U.S. Lime & Minerals, Inc.	43,003	5,183,152
	Vulcan Materials Co.	116,859	35,120,804
	Warrior Met Coal, Inc.	94,720	8,458,496
#	Westlake Corp.	50,760	4,026,283
	Worthington Steel, Inc.	95,839	3,855,603
TOTAL MATERIALS			1,207,523,269
REAL ESTATE — (0.4%)
*	AMREP Corp.	9,398	195,290
*	CBRE Group, Inc., Class A	271,159	46,186,513
*	CKX Lands, Inc.	2,161	23,663
*	Compass, Inc., Class A	881,180	11,032,374
*	Comstock Holding Cos., Inc.	4,554	50,140
*	CoStar Group, Inc.	192,567	11,842,871
*	Cushman & Wakefield Ltd.	355,264	5,840,540
*	Douglas Elliman, Inc.	27,019	72,951
	eXp World Holdings, Inc.	11,124	100,561
*	Five Point Holdings LLC, Class A	104,641	555,644
*	Forestar Group, Inc.	61,968	1,612,407
*	FRP Holdings, Inc.	32,599	779,442
		Shares	Value†
REAL ESTATE — (Continued)
*	Howard Hughes Holdings, Inc.	107,876	$8,809,154
*	Jones Lang LaSalle, Inc.	56,915	20,370,448
*»	JW Mays, Inc.	2,713	107,326
	Kennedy-Wilson Holdings, Inc.	165,170	1,626,925
	Marcus & Millichap, Inc.	48,562	1,320,886
#*	Maui Land & Pineapple Co., Inc.	11,427	195,745
	Newmark Group, Inc., Class A	233,368	4,160,952
*	RE/MAX Holdings, Inc., Class A	9,696	75,435
	RMR Group, Inc., Class A	10,168	154,045
*	Seaport Entertainment Group, Inc.	25,263	477,218
	St. Joe Co.	111,886	7,405,734
*	Stratus Properties, Inc.	10,220	303,227
#*	Tejon Ranch Co.	37,349	600,945
*	Zillow Group, Inc. (Z US), Class C	170,206	10,728,084
#*	Zillow Group, Inc. (ZG US), Class A	58,846	3,662,575
TOTAL REAL ESTATE			138,291,095
UTILITIES — (2.0%)
	AES Corp.	500,757	7,336,090
	Alliant Energy Corp.	189,574	12,494,822
	Ameren Corp.	114,460	11,821,429
	American Electric Power Co., Inc.	221,751	26,560,226
	American States Water Co.	42,984	3,136,113
	American Water Works Co., Inc.	76,643	9,896,911
	Artesian Resources Corp., Class A	10,522	351,014
	Atmos Energy Corp.	92,101	15,320,080
	Avista Corp.	90,124	3,721,220
	Black Hills Corp.	68,263	4,981,834
	California Water Service Group	66,493	2,972,237
	CenterPoint Energy, Inc.	369,330	14,658,708
	Chesapeake Utilities Corp.	26,038	3,350,570
	Clearway Energy, Inc. (CWEN US), Class C	109,210	3,947,941
	Clearway Energy, Inc. (CWENA US), Class A	21,418	723,286
	CMS Energy Corp.	169,384	12,109,262

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Consolidated Edison, Inc.	145,724	$15,538,550
#	Consolidated Water Co. Ltd.	17,697	670,362
	Constellation Energy Corp.	77,855	21,852,341
	Dominion Energy, Inc.	243,568	14,655,487
	DTE Energy Co.	105,448	14,170,102
	Duke Energy Corp.	144,772	17,568,082
	Edison International	141,396	8,806,143
	Entergy Corp.	215,812	20,694,213
	Essential Utilities, Inc.	205,936	7,988,257
	Evergy, Inc.	216,513	16,613,042
	Eversource Energy	205,472	14,204,279
	Exelon Corp.	391,646	17,537,908
#	FirstEnergy Corp.	308,591	14,608,698
	Genie Energy Ltd., Class B	43,776	602,796
	H2O America	38,156	1,985,638
*	Hallador Energy Co.	56,008	1,035,588
#*	Hawaiian Electric Industries, Inc.	43,059	659,664
	IDACORP, Inc.	60,037	7,972,313
#	MDU Resources Group, Inc.	369,855	7,585,726
	MGE Energy, Inc.	40,603	3,243,368
	Middlesex Water Co.	20,348	1,065,828
	National Fuel Gas Co.	65,958	5,523,982
	New Jersey Resources Corp.	165,795	8,203,537
	NextEra Energy, Inc.	402,588	35,387,485
	NiSource, Inc.	320,661	14,202,076
	Northwest Natural Holding Co.	40,506	1,885,959
	Northwestern Energy Group, Inc.	59,193	4,016,837
	NRG Energy, Inc.	251,753	38,425,060
#	OGE Energy Corp.	193,838	8,466,844
#*	Oklo, Inc.	36,944	2,941,481
	ONE Gas, Inc.	66,666	5,303,947
	Ormat Technologies, Inc.	112,049	13,999,402
#	Otter Tail Corp.	68,475	6,105,231
	PG&E Corp.	585,202	9,023,815
	Pinnacle West Capital Corp.	79,620	7,449,247
		Shares	Value†
UTILITIES — (Continued)
	Portland General Electric Co.	120,220	$6,041,055
	PPL Corp.	371,995	13,484,819
	Public Service Enterprise Group, Inc.	296,330	24,405,739
*	Pure Cycle Corp.	41,462	480,130
	RGC Resources, Inc.	9,760	211,890
	Sempra	229,898	20,003,425
	Southern Co.	226,157	20,198,082
	Southwest Gas Holdings, Inc.	74,614	6,179,531
	Spire, Inc.	65,584	5,541,192
*	Spruce Power Holding Corp.	4,220	23,970
#*	Talen Energy Corp.	11,911	4,149,316
	TXNM Energy, Inc.	74,020	4,361,258
	UGI Corp.	258,497	10,368,315
	Unitil Corp.	19,883	1,012,244
	Vistra Corp.	491,449	77,820,949
	WEC Energy Group, Inc.	105,596	11,686,309
	Xcel Energy, Inc.	270,396	20,566,320
	York Water Co.	16,024	538,086
TOTAL UTILITIES			730,447,661
TOTAL COMMON STOCKS Cost ($12,508,094,620)			36,214,233,245

TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	315,194,916	315,194,916
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	50,351,739	582,418,560
TOTAL INVESTMENTS — (100.0%)
(Cost $13,405,707,979)^^			$37,111,846,721

U.S. Core Equity 2 Portfolio
CONTINUED
As of January 31, 2026, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	892	03/20/26	$310,424,844	$310,672,450	$247,606
Total Futures Contracts			$310,424,844	$310,672,450	$247,606
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$3,145,177,597	—	—	$3,145,177,597
Consumer Discretionary	3,311,314,878	—	—	3,311,314,878
Consumer Staples	1,899,375,838	$271,742	—	1,899,647,580
Energy	1,909,263,414	—	—	1,909,263,414
Financials	6,088,068,348	4,973	—	6,088,073,321
Health Care	3,239,512,669	—	$1,028,600	3,240,541,269
Industrials	5,097,906,946	2,020,147	—	5,099,927,093
Information Technology	9,443,635,731	390,337	—	9,444,026,068
Materials	1,207,462,241	—	61,028	1,207,523,269
Real Estate	138,183,769	107,326	—	138,291,095
Utilities	730,447,661	—	—	730,447,661
Temporary Cash Investments	315,194,916	—	—	315,194,916
Securities Lending Collateral	—	582,418,560	—	582,418,560
Total Investments in Securities	$36,525,544,008	$585,213,085	$1,089,628˂˃	$37,111,846,721
Financial Instruments
Assets
Futures Contracts**	247,606	—	—	247,606
Total Financial Instruments	$247,606	—	—	$247,606
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (8.6%)
	Alphabet, Inc. (GOOG US), Class C	226,372	$76,633,713
	Alphabet, Inc. (GOOGL US), Class A	329,804	111,473,752
*	AMC Networks, Inc.., Class A	12,094	93,245
*	Angi, Inc.	4,120	53,478
	Array Digital Infrastructure, Inc.	46,149	2,223,920
	AT&T, Inc.	437,671	11,471,357
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	292	12,854
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	41	1,637
	ATN International, Inc.	3,917	94,752
*	Bandwidth, Inc., Class A	16,667	232,838
*	Boston Omaha Corp., Class A	9,871	120,525
*	Bumble, Inc., Class A	13,766	46,116
	Cable One, Inc.	1,090	88,279
*	Cargurus, Inc.	19,435	629,694
*	Cars.com, Inc.	42,843	486,697
#*	Charter Communications, Inc., Class A	30,048	6,193,494
	Cinemark Holdings, Inc.	69,042	1,634,915
	Comcast Corp., Class A	262,094	7,797,297
*	Creative Realities, Inc.	100	312
*	DoubleVerify Holdings, Inc.	52,725	570,485
*	EchoStar Corp., Class A	1,670	189,077
	Electronic Arts, Inc.	23,552	4,802,724
	Entravision Communications Corp., Class A	72,522	218,291
*	Eventbrite, Inc., Class A	6,191	27,364
*	EverQuote, Inc., Class A	8,553	194,153
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	EW Scripps Co., Class A	30,529	$102,272
	Fox Corp. (FOX US), Class B	1,400	91,798
#	Fox Corp. (FOXA US), Class A	93,567	6,809,806
*	Gaia, Inc.	9,523	32,283
*	GCI Liberty, Inc. (GLBKV US), Class C	7,584	280,532
*	GCI Liberty, Inc. (GLIBA US), Class A	22	824
	Gray Media, Inc. GTN US	52,447	236,536
	Gray Media, Inc. GTNA US, Class A	2,300	29,647
	IDT Corp., Class B	15,524	754,932
*	IMAX Corp.	24,673	861,334
	Iridium Communications, Inc.	65,223	1,299,242
*	IZEA Worldwide, Inc.	62	218
	John Wiley & Sons, Inc. (WLY US), Class A	27,918	871,879
*	Liberty Broadband Corp. (LBRDA US), Class A	4,653	223,437
*	Liberty Broadband Corp. (LBRDK US), Class C	27,902	1,342,365
*	Liberty Global Ltd. (LBTYA US), Class A	69,164	767,029
*	Liberty Global Ltd. (LBTYK US), Class C	62,001	686,971
*	Liberty Latin America Ltd. (LILA US), Class A	15,593	120,378
*	Liberty Latin America Ltd. (LILAK US), Class C	135,519	1,054,338
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	360	28,688

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	890	$77,448
*	Lionsgate Studios Corp.	60,088	567,231
*	Lumen Technologies, Inc.	101,452	894,807
*	Madison Square Garden Entertainment Corp.	11,901	736,315
*	Magnite, Inc.	2,873	41,572
	Marcus Corp.	11,224	169,370
	Meta Platforms, Inc., Class A	164,350	117,756,775
*	Motorsport Games, Inc., Class A	923	3,803
*	Netflix, Inc.	136,130	11,365,494
	New York Times Co., Class A	49,257	3,611,031
	News Corp. (NWSA US), Class A	126,295	3,413,754
	Nexstar Media Group, Inc.	14,997	3,185,063
	Omnicom Group, Inc.	64,698	4,984,334
*	PubMatic, Inc., Class A	18,248	132,480
*	QuinStreet, Inc.	629	8,359
*	Reservoir Media, Inc.	7,804	58,920
*	Roku, Inc.	1,931	183,831
	Saga Communications, Inc., Class A	2,124	24,171
	Scholastic Corp.	14,255	498,497
	Shenandoah Telecommunications Co.	32,034	380,244
	Shutterstock, Inc.	13,290	263,807
	Sinclair, Inc.	11,930	173,104
#*	Sphere Entertainment Co.	20,800	1,986,608
	Spok Holdings, Inc.	12,013	165,419
*	Stagwell, Inc.	52,918	318,037
*	Starz Entertainment Corp.	4,004	40,000
*	TechTarget, Inc.	17,658	92,528
	TEGNA, Inc.	141,558	2,712,251
	Telephone & Data Systems, Inc.	86,144	3,887,679
	T-Mobile U.S., Inc.	38,374	7,567,737
*	TripAdvisor, Inc.	29,886	397,185
*	USA TODAY Co., Inc.	35,611	210,817
	Verizon Communications, Inc.	418,736	18,642,127
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Versant Media Group, Inc.	10,483	$341,536
	Walt Disney Co.	42,293	4,770,650
*	Warner Bros Discovery, Inc.	397,343	10,942,826
#	Warner Music Group Corp., Class A	24,562	736,369
*	Yelp, Inc.	36,885	1,009,911
	Zedge, Inc., Class B	5,669	17,631
*	Ziff Davis, Inc.	22,849	873,289
*	ZoomInfo Technologies, Inc.	140,380	1,130,059
TOTAL COMMUNICATION SERVICES			445,258,547
CONSUMER DISCRETIONARY — (10.2%)
#*	1-800-Flowers.com, Inc., Class A	21,771	94,051
*	1stdibs.com, Inc.	14,223	77,942
*	Abercrombie & Fitch Co., Class A	25,312	2,471,211
	Academy Sports & Outdoors, Inc.	54,079	2,974,886
*	Accel Entertainment, Inc.	4,871	55,091
	Acushnet Holdings Corp.	53,362	5,172,912
*	Adient PLC	30,408	632,486
	ADT, Inc.	340,730	2,725,840
*	Adtalem Global Education, Inc.	35,462	3,672,090
#	Advance Auto Parts, Inc.	2,599	124,778
*	Airbnb, Inc., Class A	16,420	2,124,255
*	Amazon.com, Inc.	394,441	94,389,731
	AMCON Distributing Co.	438	47,505
*	American Axle & Manufacturing Holdings, Inc.	72,950	581,411
	American Eagle Outfitters, Inc.	133,690	3,116,314
*	American Outdoor Brands, Inc.	10,326	93,554
*	American Public Education, Inc.	12,290	513,476
*	America's Car-Mart, Inc.	4,825	124,099
*	Aptiv PLC	51,308	3,886,581
	Aramark	71,176	2,739,564
*	Arhaus, Inc.	24,541	249,827
*	Ark Restaurants Corp.	2,975	19,516
	Arko Corp.	33,810	179,531
*	Asbury Automotive Group, Inc.	5,222	1,224,611
	Autoliv, Inc.	26,841	3,254,203

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoNation, Inc.	17,123	$3,509,873
*	AutoZone, Inc.	263	974,228
	Bassett Furniture Industries, Inc.	9,023	142,563
	Bath & Body Works, Inc.	16,472	359,090
*	Beachbody Co., Inc.	1,976	22,487
*	Beazer Homes USA, Inc.	17,696	381,703
	Best Buy Co., Inc.	57,130	3,719,163
*	Biglari Holdings, Inc. (BH US), Class B	1,079	404,657
*	Biglari Holdings, Inc. (BH/A US), Class A	142	279,572
*	Birkenstock Holding PLC	33,320	1,258,163
*	BJ's Restaurants, Inc.	15,067	630,102
	Booking Holdings, Inc.	139	695,256
*	Boot Barn Holdings, Inc.	11,482	2,049,307
	BorgWarner, Inc.	110,754	5,250,847
*»	Bowl America, Inc.	2,839	0
	Boyd Gaming Corp.	30,753	2,599,859
*	Bright Horizons Family Solutions, Inc.	7,692	712,510
	Brightstar Lottery PLC	102,105	1,478,480
*	Brinker International, Inc.	15,974	2,519,419
	Brunswick Corp.	39,658	3,181,365
	Buckle, Inc.	31,954	1,511,424
	Build-A-Bear Workshop, Inc.	8,997	536,941
*	Burlington Stores, Inc.	11,760	3,479,314
*	Caesars Entertainment, Inc.	7,463	154,484
	Caleres, Inc.	19,847	242,530
*	Callaway Golf Co.	48,972	702,748
	Camping World Holdings, Inc., Class A	30,208	398,444
*	CarMax, Inc.	34,616	1,541,797
*	Carnival Corp.	174,856	5,249,177
	Carriage Services, Inc.	11,707	502,347
	Carter's, Inc.	2,639	91,336
*	Carvana Co.	2,266	908,915
*	Cato Corp., Class A	2,852	8,699
*	Cavco Industries, Inc.	1,644	808,881
	Century Communities, Inc.	23,307	1,467,875
*	Champion Homes, Inc.	12,944	1,014,551
#	Cheesecake Factory, Inc.	34,456	1,997,070
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Chipotle Mexican Grill, Inc.	73,326	$2,850,182
#	Choice Hotels International, Inc.	5,438	559,026
	Churchill Downs, Inc.	19,350	1,903,266
*	Citi Trends, Inc.	1,604	69,213
	Columbia Sportswear Co.	16,926	935,669
*	Coursera, Inc.	57,937	351,098
#	Cracker Barrel Old Country Store, Inc.	1,647	49,608
	Cricut, Inc., Class A	7,800	34,866
*	Culp, Inc.	9,172	32,285
	Dana, Inc.	98,173	2,837,200
	Darden Restaurants, Inc.	18,732	3,734,224
#	Dave & Buster's Entertainment, Inc.	0	0
*	Deckers Outdoor Corp.	26,765	3,194,135
	Designer Brands, Inc., Class A	25,450	161,353
	Dick's Sporting Goods, Inc.	15,881	3,207,962
#	Dillard's, Inc., Class A	4,787	2,908,390
*	Dorman Products, Inc.	13,216	1,641,427
	DR Horton, Inc.	44,979	6,694,674
*	Dream Finders Homes, Inc., Class A	2,369	43,566
*	Duluth Holdings, Inc., Class B	3,645	8,784
	eBay, Inc.	66,948	6,106,997
*	El Pollo Loco Holdings, Inc.	21,476	217,552
	Escalade, Inc.	9,636	140,107
	Ethan Allen Interiors, Inc.	19,319	442,985
*	Etsy, Inc.	2,977	157,662
	Expedia Group, Inc.	21,806	5,775,101
*	Figs, Inc., Class A	60,481	653,800
*	First Watch Restaurant Group, Inc.	22,124	353,763
*	Five Below, Inc.	10,014	1,919,083
	Flanigan's Enterprises, Inc.	1,001	32,558
	Flexsteel Industries, Inc.	4,222	169,007
*	Floor & Decor Holdings, Inc., Class A	15,459	1,019,676
	Ford Motor Co.	809,416	11,234,694
*	Fossil Group, Inc.	4,365	15,147
*	Fox Factory Holding Corp.	13,049	240,102

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Frontdoor, Inc.	21,383	$1,263,949
*	GameStop Corp., Class A	21,638	516,715
	Gap, Inc.	150,044	4,198,231
	Garmin Ltd.	17,698	3,568,625
	General Motors Co.	281,807	23,671,788
*	Genesco, Inc.	5,706	165,075
	Gentex Corp.	117,490	2,703,445
*	Gentherm, Inc.	21,024	671,927
	Genuine Parts Co.	26,331	3,659,746
	G-III Apparel Group Ltd.	29,494	865,649
	Gold.com, Inc.	13,367	693,079
*	Goodyear Tire & Rubber Co.	84,861	798,542
	Graham Holdings Co., Class B	1,322	1,542,285
*	Grand Canyon Education, Inc.	8,898	1,546,828
*	Green Brick Partners, Inc.	22,902	1,589,170
	Group 1 Automotive, Inc.	7,186	2,545,712
	H&R Block, Inc.	7,707	304,041
	Hamilton Beach Brands Holding Co., Class A	8,700	166,083
	Harley-Davidson, Inc.	42,744	846,331
	Hasbro, Inc.	17,210	1,537,025
	Haverty Furniture Cos., Inc. (HVT US)	13,505	341,947
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,796	45,627
*	Helen of Troy Ltd.	9,564	158,380
*	Hilton Grand Vacations, Inc.	36,827	1,661,266
	Hilton Worldwide Holdings, Inc.	270	80,598
*	Holley, Inc.	14,489	55,783
	Home Depot, Inc.	50,978	19,095,849
	Hooker Furnishings Corp.	8,303	110,181
*	Hovnanian Enterprises, Inc., Class A	2,664	300,100
	Hyatt Hotels Corp., Class A	208	32,525
	Installed Building Products, Inc.	9,884	2,847,976
	J Jill, Inc.	2,926	45,675
	JAKKS Pacific, Inc.	7,300	133,371
	Jerash Holdings U.S., Inc.	3,136	9,596
	Johnson Outdoors, Inc., Class A	7,633	346,462
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	KB Home	35,902	$2,065,801
	Kohl's Corp.	9,716	169,739
	Kontoor Brands, Inc.	26,504	1,583,084
*	Koss Corp.	1,731	7,495
	Krispy Kreme, Inc.	32,822	103,389
	Lakeland Industries, Inc.	6,573	61,918
*	Lands' End, Inc.	24,598	436,860
	Las Vegas Sands Corp.	94,501	4,983,038
*	Latham Group, Inc.	23,235	146,148
*	Laureate Education, Inc.	98,176	3,367,437
	La-Z-Boy, Inc.	28,129	1,024,177
	LCI Industries	17,194	2,522,188
	Lear Corp.	27,336	3,200,772
*	Legacy Housing Corp.	3,368	69,886
	Leggett & Platt, Inc.	29,199	340,752
	Lennar Corp. (LEN US), Class A	25,988	2,841,788
	Lennar Corp. (LENB US), Class B	23	2,329
	Levi Strauss & Co., Class A	9,397	186,812
*	LGI Homes, Inc.	13,919	697,481
*	Liberty Live Holdings, Inc., Class A	3,558	286,206
*	Liberty Live Holdings, Inc., Class C	13,869	1,145,302
*	Life Time Group Holdings, Inc.	72,997	2,129,322
	Lifetime Brands, Inc.	17,347	54,643
*	Lincoln Educational Services Corp.	825	21,994
	Lithia Motors, Inc.	7,776	2,515,069
*	Live Ventures, Inc.	1,595	31,996
	LKQ Corp.	55,518	1,823,766
*	Lovesac Co.	8,178	108,931
*	Lululemon Athletica, Inc.	18,776	3,276,412
*	M/I Homes, Inc.	18,350	2,453,395
	Macy's, Inc.	159,350	3,190,187
*	Malibu Boats, Inc., Class A	11,206	364,195
	Marine Products Corp.	15,913	153,720
*	MarineMax, Inc.	12,539	338,929
	Marriott Vacations Worldwide Corp.	23,996	1,303,223
*	MasterCraft Boat Holdings, Inc.	10,240	220,467
*	Mattel, Inc.	116,396	2,431,512
	Matthews International Corp., Class A	14,802	389,145
	McDonald's Corp.	8,554	2,694,510
	Meritage Homes Corp.	32,624	2,267,694

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	MGM Resorts International	29,407	$986,311
*	Mister Car Wash, Inc.	69,461	385,509
*	Mobileye Global, Inc., Class A	22,193	199,293
*	Mohawk Industries, Inc.	23,235	2,750,559
	Monarch Casino & Resort, Inc.	5,624	514,765
	Monro, Inc.	10,989	205,714
*	Motorcar Parts of America, Inc.	7,952	98,843
	Movado Group, Inc.	8,033	183,152
	Murphy USA, Inc.	5,574	2,355,071
	Nathan's Famous, Inc.	726	73,413
*	National Vision Holdings, Inc.	31,673	834,584
	Newell Brands, Inc.	90,239	383,516
	NIKE, Inc., Class B	5,521	341,253
*	Norwegian Cruise Line Holdings Ltd.	122,682	2,694,097
*	NVR, Inc.	647	4,940,317
*	Ollie's Bargain Outlet Holdings, Inc.	1,031	113,730
	OneSpaWorld Holdings Ltd.	2,252	44,252
	Oxford Industries, Inc.	8,945	329,623
	Papa John's International, Inc.	4,340	152,638
	Patrick Industries, Inc.	24,942	3,146,932
*	Penn Entertainment, Inc.	31,008	398,143
	Penske Automotive Group, Inc.	11,789	1,848,397
	Perdoceo Education Corp.	53,163	1,702,811
*	Petco Health & Wellness Co., Inc.	65,088	175,087
*	PetMed Express, Inc.	3,847	12,272
	Phinia, Inc.	27,118	1,929,988
*	Planet Fitness, Inc., Class A	5,527	503,178
	Polaris, Inc.	10,900	695,856
	Pool Corp.	6,153	1,563,416
*	Portillo's, Inc., Class A	1,920	10,848
	PulteGroup, Inc.	43,348	5,422,401
*	Pursuit Attractions & Hospitality, Inc.	14,530	504,627
	PVH Corp.	26,918	1,678,606
»	QEP Co., Inc.	41	1,695
	Ralph Lauren Corp.	7,763	2,743,522
*	Rave Restaurant Group, Inc.	572	1,910
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	RCI Hospitality Holdings, Inc.	5,138	$123,518
	Red Rock Resorts, Inc., Class A	17,245	1,088,677
*	Revolve Group, Inc.	859	23,751
*	Rivian Automotive, Inc., Class A	176,145	2,598,139
	Rocky Brands, Inc.	6,339	204,052
	Ross Stores, Inc.	54,934	10,363,299
	Royal Caribbean Cruises Ltd.	43,793	14,217,397
*	Sally Beauty Holdings, Inc.	54,590	830,860
#*	Savers Value Village, Inc.	56,280	583,061
	Service Corp. International	42,376	3,408,302
#*	SharkNinja, Inc.	23,964	2,832,545
	Shoe Carnival, Inc.	15,813	301,396
#	Signet Jewelers Ltd.	25,049	2,311,271
	Smith & Wesson Brands, Inc.	29,259	319,508
	Somnigroup International, Inc.	4,000	351,400
	Sonic Automotive, Inc., Class A	29,694	1,780,452
*	Sonos, Inc.	2,829	40,596
	Standard Motor Products, Inc.	12,836	512,541
	Starbucks Corp.	4,200	386,190
	Steven Madden Ltd.	22,459	985,501
*	Stitch Fix, Inc., Class A	3,541	16,997
*	Stoneridge, Inc.	16,373	107,734
	Strategic Education, Inc.	14,110	1,199,632
*	Strattec Security Corp.	2,434	192,578
#*	Stride, Inc.	22,872	1,934,971
	Sturm Ruger & Co., Inc.	1,048	38,451
	Superior Group of Cos., Inc.	14,299	142,418
	Tandy Leather Factory, Inc.	2,500	7,125
	Tapestry, Inc.	69,999	8,883,573
*	Target Hospitality Corp.	2,442	16,825
*	Taylor Morrison Home Corp.	65,253	3,977,170
	Texas Roadhouse, Inc.	14,348	2,580,631
	Thor Industries, Inc.	24,164	2,703,227
	TJX Cos., Inc.	73,600	11,026,016
	Toll Brothers, Inc.	21,506	3,107,402
*	TopBuild Corp.	7,297	3,415,361
	Tractor Supply Co.	58,227	2,962,590

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Travel & Leisure Co.	7,757	$539,422
*	Tri Pointe Homes, Inc.	79,644	2,656,127
*	Ulta Beauty, Inc.	6,316	4,088,726
*	Under Armour, Inc. (UA US), Class C	148,769	903,028
#*	Under Armour, Inc. (UAA US), Class A	64,249	396,416
*	Unifi, Inc.	8,259	31,880
*	United Parks & Resorts, Inc.	9,502	357,750
*	Universal Technical Institute, Inc.	35,976	1,001,212
	Upbound Group, Inc.	32,310	610,659
*	Urban Outfitters, Inc.	57,036	4,041,001
#	Vail Resorts, Inc.	9,251	1,231,031
*	Valvoline, Inc.	35,668	1,167,057
	VF Corp.	2,851	55,851
*	Victoria's Secret & Co.	49,527	2,699,717
*	Vince Holding Corp.	4,315	11,650
	Visteon Corp.	16,990	1,543,711
#	Wendy's Co.	82,519	642,823
	Weyco Group, Inc.	8,527	269,624
#	Whirlpool Corp.	21,577	1,725,944
	Williams-Sonoma, Inc.	23,324	4,773,257
#	Wingstop, Inc.	2,537	673,396
	Winmark Corp.	622	280,329
	Winnebago Industries, Inc.	16,365	751,317
	Wolverine World Wide, Inc.	38,987	690,850
	Wyndham Hotels & Resorts, Inc.	22,935	1,669,439
	Wynn Resorts Ltd.	5,127	550,896
*	XPEL, Inc.	6,033	310,760
*	YETI Holdings, Inc.	32,430	1,482,375
	Yum! Brands, Inc.	3,460	538,030
*	Zumiez, Inc.	12,387	304,844
TOTAL CONSUMER DISCRETIONARY			531,657,706
CONSUMER STAPLES — (4.9%)
	Albertsons Cos., Inc., Class A	189,786	3,159,937
	Alico, Inc.	5,885	243,109
	Andersons, Inc.	28,187	1,747,312
	Archer-Daniels-Midland Co.	53,940	3,630,701
	B&G Foods, Inc.	35,252	154,051
*	BellRing Brands, Inc.	5,963	148,300
*	BJ's Wholesale Club Holdings, Inc.	24,703	2,283,545
*	Boston Beer Co., Inc. , Class A	2,128	454,583
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Bridgford Foods Corp.	4,114	$31,102
#	Brown-Forman Corp. (BFB US), Class B	28,041	767,482
	Bunge Global SA	37,652	4,287,810
	Calavo Growers, Inc.	10,416	264,983
	Cal-Maine Foods, Inc.	6,657	556,059
#	Campbell's Co.	39,099	1,093,990
	Casey's General Stores, Inc.	7,225	4,381,963
*	Central Garden & Pet Co. (CENT US)	3,303	111,740
*	Central Garden & Pet Co. (CENTA US), Class A	43,157	1,323,625
*	Chefs' Warehouse, Inc.	21,117	1,328,259
	Church & Dwight Co., Inc.	32,857	3,162,486
	Coca-Cola Co.	253,653	18,975,781
	Coca-Cola Consolidated, Inc.	18,647	2,835,463
*	Coffee Holding Co., Inc.	2,728	8,702
	Colgate-Palmolive Co.	78,716	7,107,268
	Conagra Brands, Inc.	39,192	725,444
	Constellation Brands, Inc., Class A	18,911	2,963,354
	Costco Wholesale Corp.	4,454	4,187,874
*	Coty, Inc., Class A	142,903	453,003
*	Darling Ingredients, Inc.	61,571	2,811,332
	Dole PLC	20,878	332,587
	Dollar General Corp.	58,168	8,343,036
#*	Dollar Tree, Inc.	40,516	4,764,276
	Edgewell Personal Care Co.	23,819	463,518
*	elf Beauty, Inc.	141	11,984
	Energizer Holdings, Inc.	23,474	512,437
	Estee Lauder Cos., Inc., Class A	43,151	4,974,447
*	FitLife Brands, Inc.	424	6,742
	Flowers Foods, Inc.	16,195	185,109
	Fresh Del Monte Produce, Inc.	38,184	1,514,377
*»	Fresh Market, Inc.	6,378	0
	General Mills, Inc.	95,040	4,396,550
*	Grocery Outlet Holding Corp.	13,803	131,543
	Hershey Co.	22,709	4,422,578
*	HF Foods Group, Inc.	2,395	4,574
*	Honest Co., Inc.	31,236	77,153
	Hormel Foods Corp.	92,312	2,271,798

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingles Markets, Inc., Class A	10,944	$819,268
	Ingredion, Inc.	24,840	2,933,604
	Interparfums, Inc.	13,892	1,355,442
	J&J Snack Foods Corp.	11,461	1,088,795
	J.M. Smucker Co.	23,191	2,431,808
	John B Sanfilippo & Son, Inc.	6,538	528,924
	Kenvue, Inc.	171,220	2,979,228
	Keurig Dr. Pepper, Inc.	106,782	2,930,098
	Kimberly-Clark Corp.	43,614	4,360,964
	Kraft Heinz Co.	92,198	2,188,781
	Kroger Co.	149,288	9,382,751
	Lamb Weston Holdings, Inc.	5,072	232,957
#	Lifevantage Corp.	7,128	37,778
*	Lifeway Foods, Inc.	6,493	143,041
	Limoneira Co.	10,401	149,774
*	Maplebear, Inc.	9,076	337,264
	Marzetti Co.	7,532	1,292,265
	McCormick & Co., Inc. (MKC US)	9,500	587,385
	McCormick & Co., Inc. (MKC/V US)	2,128	131,234
*	Medifast, Inc.	7,067	80,846
	MGP Ingredients, Inc.	8,731	217,489
*	Mission Produce, Inc.	21,116	284,221
	Molson Coors Beverage Co., Class B	42,439	2,038,770
	Mondelez International, Inc., Class A	48,006	2,806,911
*	Monster Beverage Corp.	70,979	5,732,264
*	National Beverage Corp.	28,451	969,610
*	Natural Alternatives International, Inc.	8,015	32,862
	Natural Grocers by Vitamin Cottage, Inc.	13,485	368,410
*	Nature's Sunshine Products, Inc.	14,712	371,037
	Nu Skin Enterprises, Inc., Class A	13,782	146,227
	Oil-Dri Corp. of America	8,196	496,268
	PepsiCo, Inc.	97,311	14,949,889
*	Performance Food Group Co.	48,588	4,637,725
	Philip Morris International, Inc.	21,104	3,786,902
	Pilgrim's Pride Corp.	34,927	1,514,784
*	Post Holdings, Inc.	31,865	3,260,108
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	PriceSmart, Inc.	20,402	$2,901,368
	Procter & Gamble Co.	130,077	19,741,786
	Reynolds Consumer Products, Inc.	35,334	818,689
	Seaboard Corp.	519	2,637,703
*	Seneca Foods Corp. (SENEA US), Class A	4,703	561,209
*»	Seneca Foods Corp. (SENEB US), Class B	1,251	147,868
*	Simply Good Foods Co.	58,989	1,107,224
	Spectrum Brands Holdings, Inc.	11,788	751,013
*	Sprouts Farmers Market, Inc.	11,456	812,345
	Sysco Corp.	88,824	7,447,892
	Target Corp.	90,433	9,537,969
	Tootsie Roll Industries, Inc.	4,199	159,058
*	TreeHouse Foods, Inc.	29,051	715,817
	Turning Point Brands, Inc.	9,779	1,184,726
	Tyson Foods, Inc., Class A	48,873	3,192,873
*	U.S. Foods Holding Corp.	63,954	5,347,833
*	United Natural Foods, Inc.	38,533	1,434,584
	United-Guardian, Inc.	1,872	13,497
	Universal Corp.	17,305	979,290
*	USANA Health Sciences, Inc.	10,875	235,988
	Utz Brands, Inc.	21,394	225,493
	Village Super Market, Inc., Class A	10,038	357,955
*	Vita Coco Co., Inc.	7,349	392,069
*	Vital Farms, Inc.	11,619	330,561
	Walmart, Inc.	148,283	17,666,437
#	Weis Markets, Inc.	20,514	1,459,571
*	Willamette Valley Vineyards, Inc.	800	2,232
TOTAL CONSUMER STAPLES			257,380,701
ENERGY — (6.2%)
*	Amplify Energy Corp.	28,550	143,321
	Antero Midstream Corp.	226,690	4,266,306
*	Antero Resources Corp.	83,908	3,051,734
	APA Corp.	127,981	3,379,978
	Archrock, Inc.	131,633	3,895,021

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ardmore Shipping Corp.	27,676	$357,574
	Baker Hughes Co.	161,508	9,050,908
*	Bristow Group, Inc.	19,604	861,792
	Cactus, Inc., Class A	28,230	1,587,373
	California Resources Corp.	35,977	1,924,770
#*	Centrus Energy Corp., Class A	1,857	516,766
	Cheniere Energy, Inc.	40,441	8,554,080
	Chevron Corp.	152,488	26,975,127
	Chord Energy Corp. (CHRD US)	18,314	1,835,795
*	Clean Energy Fuels Corp.	136,359	299,990
*	CNX Resources Corp.	65,731	2,550,363
*	Comstock Resources, Inc.	162,467	3,956,071
*	Comstock, Inc.	7,736	22,821
	ConocoPhillips	132,801	13,841,848
	Core Laboratories, Inc.	21,368	417,531
	Core Natural Resources, Inc.	12,563	1,198,259
	Coterra Energy, Inc.	216,078	6,233,850
	Crescent Energy Co., Class A	60,548	591,554
*	CVR Energy, Inc.	138	3,138
	Devon Energy Corp.	149,070	5,994,105
	DHT Holdings, Inc.	109,384	1,567,473
	Diamondback Energy, Inc.	37,216	6,101,563
*	DMC Global, Inc.	6,948	59,753
	Dorian LPG Ltd.	29,162	861,154
*	DT Midstream, Inc.	51,541	6,495,197
*	Encore Energy Corp.	20,454	65,044
	Energy Services of America Corp.	4,053	36,518
	EOG Resources, Inc.	104,085	11,671,051
	Epsilon Energy Ltd.	15,216	75,928
	EQT Corp.	85,306	4,924,715
	Evolution Petroleum Corp.	16,885	66,527
	Expand Energy Corp.	40,943	4,602,403
*	Expro Group Holdings NV	58,029	929,044
	Exxon Mobil Corp.	246,995	34,925,093
*	Forum Energy Technologies, Inc.	6,070	274,607
	FutureFuel Corp.	2,994	9,850
*	Geospace Technologies Corp.	6,068	93,811
	Granite Ridge Resources, Inc.	7,104	35,662
*	Green Plains, Inc.	32,916	377,217
*	Gulfport Energy Corp.	10,014	2,044,558
	Halliburton Co.	168,564	5,650,265
		Shares	Value†
ENERGY — (Continued)
*	Helix Energy Solutions Group, Inc.	112,215	$890,987
	Helmerich & Payne, Inc.	56,916	1,928,314
	HF Sinclair Corp.	73,348	3,813,363
*	Innovex International, Inc.	7,862	195,371
	International Seaways, Inc.	33,613	2,005,015
	Kinder Morgan, Inc.	246,474	7,514,992
	Kodiak Gas Services, Inc.	38,482	1,616,629
	Liberty Energy, Inc.	115,321	2,842,663
	Magnolia Oil & Gas Corp., Class A	108,700	2,772,937
*	Mammoth Energy Services, Inc.	13,792	32,273
	Marathon Petroleum Corp.	30,013	5,287,991
	Matador Resources Co.	78,797	3,564,776
	Mexco Energy Corp.	4,035	42,408
#*	MIND Technology, Inc.	1,623	14,201
	Murphy Oil Corp.	95,099	2,861,529
*	Nabors Industries Ltd.	1,429	95,514
	NACCO Industries, Inc., Class A	4,369	215,086
	Natural Gas Services Group, Inc.	8,536	295,687
*	NCS Multistage Holdings, Inc.	1,080	43,070
	Noble Corp. PLC	44,273	1,577,004
	Nordic American Tankers Ltd.	143,773	598,096
	NOV, Inc.	138,568	2,542,723
	Occidental Petroleum Corp.	170,170	7,724,016
*	Oceaneering International, Inc.	62,006	1,866,381
*	Oil States International, Inc.	45,410	384,623
	ONEOK, Inc.	78,263	6,197,647
	Ovintiv, Inc.	68,775	2,989,649
*	Par Pacific Holdings, Inc.	43,108	1,626,896
	PBF Energy, Inc., Class A	84,167	2,816,228
	Peabody Energy Corp.	90,032	3,174,528
	Permian Resources Corp.	194,219	3,132,753
	Phillips 66	38,246	5,490,596
*	PrimeEnergy Resources Corp.	1,349	246,988
*	ProPetro Holding Corp.	60,470	694,800

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Range Resources Corp.	69,333	$2,624,254
	Ranger Energy Services, Inc., Class A	11,326	174,647
*	REX American Resources Corp.	23,814	805,151
	Riley Exploration Permian, Inc.	1,159	32,510
#	RPC, Inc.	129,572	861,654
	SandRidge Energy, Inc.	26,205	415,349
	Scorpio Tankers, Inc.	39,019	2,482,389
*	SEACOR Marine Holdings, Inc.	18,638	124,502
*	Seadrill Ltd.	11,114	427,667
	Select Water Solutions, Inc.	70,849	856,564
	SFL Corp. Ltd.	95,534	846,431
	SLB Ltd.	236,200	11,427,356
	SM Energy Co.	72,592	1,413,366
	Smart Sand, Inc.	100	465
*	Stabilis Solutions, Inc.	2,037	11,326
*	Talos Energy, Inc.	35,575	424,054
	Targa Resources Corp.	37,895	7,616,137
	TechnipFMC PLC	90,670	5,052,132
	Teekay Corp. Ltd.	56,913	582,220
	Teekay Tankers Ltd., Class A	20,272	1,307,949
*	TETRA Technologies, Inc.	24,685	281,409
	Texas Pacific Land Corp.	3,939	1,372,190
*	Tidewater, Inc.	24,086	1,505,134
*	Transocean Ltd.	398,741	1,981,743
*	Valaris Ltd.	25,902	1,495,323
	Valero Energy Corp.	71,298	12,935,596
	Viper Energy, Inc., Class A	2,944	124,649
#	Vitesse Energy, Inc.	19,888	416,853
	Weatherford International PLC	17,126	1,611,214
	Williams Cos., Inc.	49,338	3,318,474
	World Kinect Corp.	39,613	1,065,986
TOTAL ENERGY			323,067,936
FINANCIALS — (18.5%)
	1st Source Corp.	19,141	1,288,764
*	Acacia Research Corp.	34,675	138,007
	Acadian Asset Management, Inc.	11,540	639,547
	ACNB Corp.	6,116	308,980
	Affiliated Managers Group, Inc.	12,601	3,945,247
		Shares	Value†
FINANCIALS — (Continued)
	Affinity Bancshares, Inc.	810	$16,338
	Aflac, Inc.	77,770	8,628,581
	Alerus Financial Corp.	8,324	204,937
	Allstate Corp.	32,301	6,427,576
	Ally Financial, Inc.	107,632	4,550,681
	Amalgamated Financial Corp.	20,840	809,426
	Amerant Bancorp, Inc.	19,289	418,571
	American Coastal Insurance Corp.	10,298	113,793
	American Express Co.	36,811	12,963,730
	American Financial Group, Inc.	23,012	2,997,773
	American International Group, Inc.	116,790	8,745,235
	Ameriprise Financial, Inc.	16,133	8,505,156
	Ameris Bancorp	37,850	3,051,467
	AMERISAFE, Inc.	9,888	371,888
	AmeriServ Financial, Inc.	15,921	52,539
	Ames National Corp.	609	15,895
	Aon PLC, Class A	8,891	3,108,649
	Apollo Global Management, Inc.	4,375	588,613
*	Arch Capital Group Ltd.	60,788	5,838,080
	Arrow Financial Corp.	13,541	457,821
	Arthur J Gallagher & Co.	1,741	434,153
	Artisan Partners Asset Management, Inc., Class A	23,964	1,066,877
	Associated Banc-Corp.	120,140	3,275,016
	Associated Capital Group, Inc., Class A	2,402	94,759
	Assurant, Inc.	14,026	3,340,011
	Assured Guaranty Ltd.	19,111	1,621,568
	Atlantic American Corp.	5,179	14,035
	Atlantic Union Bankshares Corp.	101,248	3,932,472
*	Atlanticus Holdings Corp.	14,373	742,078
	Auburn National BanCorp, Inc.	2,722	67,669
	Axis Capital Holdings Ltd.	45,117	4,655,172
*	Axos Financial, Inc.	31,359	3,104,227

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	3,801	$75,944
	BancFirst Corp.	16,474	1,811,316
*	Bancorp, Inc.	28,791	1,711,337
	Bank First Corp.	245	34,187
	Bank of America Corp.	227,596	12,108,107
	Bank of Hawaii Corp.	25,688	1,920,949
	Bank of Marin Bancorp	2,474	66,427
	Bank of New York Mellon Corp.	163,385	19,593,129
	Bank of NT Butterfield & Son Ltd.	29,661	1,536,440
	Bank of the James Financial Group, Inc.	1,690	31,941
	Bank OZK	50,976	2,424,419
	Bank7 Corp.	3,863	171,672
	BankUnited, Inc.	48,295	2,292,564
	Bankwell Financial Group, Inc.	4,829	232,710
	Banner Corp.	20,193	1,248,735
	Bar Harbor Bankshares	8,947	303,393
	BayCom Corp.	7,118	207,703
	BCB Bancorp, Inc.	12,611	99,501
	Beacon Financial Corp.	48,897	1,386,230
*	Berkshire Hathaway, Inc., Class B	59,299	28,494,948
	BGC Group, Inc., Class A	131,054	1,193,902
	Blackrock, Inc.	277	309,946
*	Block, Inc.	44,910	2,713,911
*	Blue Foundry Bancorp	10,815	142,217
	Blue Ridge Bankshares, Inc.	51,377	218,352
	BOK Financial Corp.	25,017	3,250,709
*	Bowhead Specialty Holdings, Inc.	456	11,199
	Bread Financial Holdings, Inc.	33,130	2,403,250
*	Bridgewater Bancshares, Inc.	7,535	144,747
*	Brighthouse Financial, Inc.	42,836	2,744,074
*	Broadway Financial Corp.	213	1,742
	Brown & Brown, Inc.	26,344	1,899,402
	Burke & Herbert Financial Services Corp.	4,268	279,469
	Business First Bancshares, Inc.	16,652	469,087
*	BV Financial, Inc.	1,771	33,862
		Shares	Value†
FINANCIALS — (Continued)
	Byline Bancorp, Inc.	14,797	$472,468
	C&F Financial Corp.	3,616	272,285
	Cadence Bank	78,684	3,313,383
	California BanCorp	3,170	57,028
*»	California First Leasing Corp.	422	11,723
	Camden National Corp.	11,793	560,993
	Capital Bancorp, Inc.	3,991	122,604
	Capital City Bank Group, Inc.	12,679	529,475
	Capital One Financial Corp.	57,178	12,517,980
	Capitol Federal Financial, Inc.	51,853	377,490
	Carlyle Group, Inc.	37,041	2,177,270
*	Carter Bankshares, Inc.	18,144	388,463
	Cass Information Systems, Inc.	5,361	241,031
	Cathay General Bancorp	40,941	2,095,360
	CB Financial Services, Inc.	1,467	52,563
	Cboe Global Markets, Inc.	17,880	4,739,273
	Central Pacific Financial Corp.	21,665	705,629
	CF Bankshares, Inc.	1,903	55,396
	Charles Schwab Corp.	59,213	6,153,415
	Chemung Financial Corp.	3,839	233,296
	Chubb Ltd.	11,452	3,545,081
	Cincinnati Financial Corp.	20,928	3,367,106
	Citigroup, Inc.	62,333	7,212,551
	Citizens & Northern Corp.	4,769	108,542
	Citizens Community Bancorp, Inc.	7,225	131,062
	Citizens Financial Group, Inc.	89,698	5,649,180
	Citizens Financial Services, Inc.	293	18,532
#*	Citizens, Inc.	19,162	106,349
	City Holding Co.	10,966	1,349,805
	Civista Bancshares, Inc.	9,062	218,666
	CME Group, Inc.	2,328	672,932
	CNB Financial Corp.	23,025	637,793
	CNO Financial Group, Inc.	16,341	687,139
*	Coastal Financial Corp.	345	33,044
	Cohen & Steers, Inc.	15,356	986,777

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Coinbase Global, Inc., Class A	16,714	$3,254,884
	Colony Bankcorp, Inc.	10,942	212,931
	Columbia Banking System, Inc.	111,041	3,269,047
*	Columbia Financial, Inc.	48,769	793,472
	Comerica, Inc.	50,076	4,440,239
	Commerce Bancshares, Inc.	40,647	2,139,658
	Community Financial System, Inc.	30,863	1,928,938
	Community Trust Bancorp, Inc.	15,389	949,501
	Community West Bancshares	11,275	270,262
	ConnectOne Bancorp, Inc.	22,465	598,018
*	Consumer Portfolio Services, Inc.	43,119	372,117
	Corebridge Financial, Inc.	147,318	4,541,814
*	Corpay, Inc.	11,368	3,576,714
	Crawford & Co. (CRD/A US), Class A	24,877	269,915
	Crawford & Co. (CRD/B US), Class B	21,302	219,411
#*	Credit Acceptance Corp.	2,139	1,065,735
	Cullen/Frost Bankers, Inc.	19,368	2,669,298
*	Customers Bancorp, Inc.	18,446	1,457,603
	CVB Financial Corp.	80,471	1,586,083
*	Dave, Inc.	2,769	453,258
	Diamond Hill Investment Group, Inc.	2,174	372,515
	DigitalBridge Group, Inc.	58,918	906,748
	Dime Community Bancshares, Inc.	22,926	779,943
	Donegal Group, Inc. (DGICA US), Class A	23,174	432,659
	Donegal Group, Inc. (DGICB US), Class B	3,821	63,352
*	Donnelley Financial Solutions, Inc.	17,036	881,613
	Eagle Bancorp Montana, Inc.	5,214	113,196
	Eagle Bancorp, Inc.	7,850	210,066
	Eagle Financial Services, Inc.	284	10,880
		Shares	Value†
FINANCIALS — (Continued)
	East West Bancorp, Inc.	29,808	$3,411,228
	Eastern Bankshares, Inc.	77,766	1,593,037
*	eHealth, Inc.	4,344	12,294
	Employers Holdings, Inc.	17,871	779,533
	Enact Holdings, Inc.	10,159	404,023
*	Encore Capital Group, Inc.	13,635	752,652
*	Enova International, Inc.	22,267	3,677,840
	Enterprise Financial Services Corp.	21,567	1,236,867
	Equitable Holdings, Inc.	17,199	798,034
	Equity Bancshares, Inc., Class A	13,160	606,939
	Erie Indemnity Co., Class A	1,224	346,404
	Esquire Financial Holdings, Inc.	2,267	241,730
	Essent Group Ltd.	44,013	2,769,298
*	Euronet Worldwide, Inc.	17,770	1,287,614
	Evercore, Inc., Class A	9,563	3,378,321
	Everest Group Ltd.	8,119	2,689,662
	EVERTEC, Inc.	24,381	731,674
*	EZCORP, Inc., Class A	41,658	893,564
	F&G Annuities & Life, Inc.	15,048	443,766
	FactSet Research Systems, Inc.	6,479	1,647,998
	Farmers & Merchants Bancorp, Inc.	2,373	63,668
	Farmers National Banc Corp.	18,464	239,663
*	FB Bancorp, Inc.	1,556	20,166
	FB Financial Corp.	29,461	1,694,891
	Federal Agricultural Mortgage Corp. (AGM US), Class C	6,831	1,156,488
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	987	127,984
	Federated Hermes, Inc.	55,446	2,954,163
	Fidelis Insurance Holdings Ltd.	5,877	111,898
	Fidelity D&D Bancorp, Inc.	50	2,235
	Fidelity National Financial, Inc.	59,221	3,221,030

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Information Services, Inc.	81,525	$4,504,256
*	Fifth District Bancorp, Inc.	860	12,952
	Fifth Third Bancorp	108,274	5,437,520
*	Finance of America Cos., Inc., Class A	1,029	23,965
	Financial Institutions, Inc.	13,233	435,895
	Finward Bancorp	872	31,954
*	Finwise Bancorp	7,717	135,125
	First American Financial Corp.	44,277	2,797,421
	First BanCorp	143,188	3,167,319
	First Bancorp, Inc.	9,500	259,825
	First Bancorp/Southern Pines NC	27,118	1,570,946
	First Bank	15,693	261,759
	First Busey Corp.	63,875	1,574,519
	First Business Financial Services, Inc.	5,504	315,489
	First Capital, Inc.	1,959	115,424
	First Citizens BancShares, Inc., Class A	1,265	2,618,006
	First Commonwealth Financial Corp.	82,340	1,484,590
	First Community Bankshares, Inc.	14,797	532,988
	First Community Corp.	2,082	61,044
	First Financial Bancorp	67,526	1,940,697
	First Financial Bankshares, Inc.	7,186	228,659
	First Financial Corp.	9,553	622,473
*	First Foundation, Inc.	5,973	37,510
	First Hawaiian, Inc.	68,232	1,811,560
	First Horizon Corp.	167,325	4,097,789
	First Internet Bancorp	6,231	135,773
	First Interstate BancSystem, Inc., Class A	58,730	2,083,153
	First Merchants Corp.	39,592	1,574,178
	First Mid Bancshares, Inc.	14,008	589,737
	First National Corp.	2,096	55,230
	First Northwest Bancorp	4,192	43,723
	First Savings Financial Group, Inc.	4,040	137,279
*	First Seacoast Bancorp, Inc.	822	10,505
		Shares	Value†
FINANCIALS — (Continued)
	First U.S. Bancshares, Inc.	1,708	$25,022
	First United Corp.	5,428	208,055
*	First Western Financial, Inc.	5,270	132,541
	FirstCash Holdings, Inc.	20,975	3,576,237
*	Firstsun Capital Bancorp	1,524	60,168
*	Fiserv, Inc.	44,082	2,809,346
	Five Star Bancorp	4,616	182,886
	Flagstar Bank NA	141,749	1,873,922
	Flushing Financial Corp.	14,362	226,776
*	Flywire Corp.	13,773	173,540
	FNB Corp.	188,282	3,304,349
	Franklin Financial Services Corp.	2,057	104,928
#	Franklin Resources, Inc.	84,400	2,246,728
	FS Bancorp, Inc.	7,078	297,134
	Fulton Financial Corp.	106,159	2,192,183
	FVCBankcorp, Inc.	4,362	66,041
*	Genworth Financial, Inc.	261,477	2,180,718
	German American Bancorp, Inc.	18,699	786,667
	Glacier Bancorp, Inc.	50,159	2,542,058
	Global Payments, Inc.	41,642	2,987,397
	Globe Life, Inc.	22,619	3,171,636
	Goldman Sachs Group, Inc.	17,667	16,525,888
*	Goosehead Insurance, Inc., Class A	4,663	288,360
	Great Southern Bancorp, Inc.	9,271	569,054
*	Green Dot Corp., Class A	27,185	331,113
	Greene County Bancorp, Inc.	480	11,251
*	Greenlight Capital Re Ltd., Class A	26,675	369,982
*	Hamilton Insurance Group Ltd., Class B	1,137	31,552
	Hamilton Lane, Inc., Class A	250	35,310
	Hancock Whitney Corp.	46,414	3,193,283
	Hanmi Financial Corp.	23,150	615,096
	Hanover Bancorp, Inc.	510	11,781
	Hanover Insurance Group, Inc.	15,474	2,694,642
	Hartford Insurance Group, Inc.	77,709	10,495,378

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hawthorn Bancshares, Inc.	5,972	$211,469
	HBT Financial, Inc.	2,401	64,779
	HCI Group, Inc.	7,650	1,213,826
	Hennessy Advisors, Inc.	4,456	45,629
	Heritage Commerce Corp.	35,969	457,885
	Heritage Financial Corp.	25,538	659,136
*	Heritage Insurance Holdings, Inc.	25,331	660,379
	Hilltop Holdings, Inc.	37,463	1,402,989
#	Hingham Institution For Savings	1,554	463,791
*	Hippo Holdings, Inc.	906	26,999
	Home Bancorp, Inc.	4,556	271,948
	Home BancShares, Inc.	76,873	2,221,630
	Home Federal Bancorp, Inc. of Louisiana	944	17,209
	HomeTrust Bancshares, Inc.	9,675	417,186
	Hope Bancorp, Inc.	70,919	849,610
	Horace Mann Educators Corp.	31,945	1,431,455
	Horizon Bancorp, Inc.	25,751	453,733
	Houlihan Lokey, Inc.	7,181	1,208,706
	Huntington Bancshares, Inc.	293,587	5,131,901
	IF Bancorp, Inc.	781	21,181
	Independent Bank Corp. (IBCP US)	14,117	496,213
	Independent Bank Corp. (INDB US)	29,063	2,347,709
	Intercontinental Exchange, Inc.	20,778	3,610,801
	International Bancshares Corp.	58,707	4,088,355
*	International Money Express, Inc.	13,608	210,380
	Invesco Ltd.	175,559	4,791,005
	Investar Holding Corp.	2,788	79,319
	Investors Title Co.	1,402	363,707
	Isabella Bank Corp.	387	18,646
	Jack Henry & Associates, Inc.	12,721	2,279,730
	Jackson Financial, Inc., Class A	39,300	4,673,556
	Janus Henderson Group PLC	72,448	3,486,922
	Jefferies Financial Group, Inc.	55,414	3,390,229
	JPMorgan Chase & Co.	126,222	38,610,048
		Shares	Value†
FINANCIALS — (Continued)
	Kearny Financial Corp.	36,022	$280,611
	Kemper Corp.	31,977	1,260,214
	KeyCorp	226,830	4,881,382
	Kingstone Cos., Inc.	2,088	32,260
	Kinsale Capital Group, Inc.	878	347,583
	KKR & Co., Inc.	4,016	458,868
	Lake Shore Bancorp, Inc.	3,399	52,039
	Lakeland Financial Corp.	14,924	889,470
	Landmark Bancorp, Inc.	5,575	150,469
	Lazard, Inc.	26,679	1,433,196
	LCNB Corp.	2,100	35,931
*	LendingClub Corp.	66,687	1,127,677
*	LendingTree, Inc.	273	15,468
	Lincoln National Corp.	91,869	3,822,669
	LINKBANCORP, Inc.	3,041	26,609
	Live Oak Bancshares, Inc.	29,324	1,171,787
	Loews Corp.	40,817	4,309,051
	LPL Financial Holdings, Inc.	15,168	5,528,736
	M&T Bank Corp.	19,140	4,240,850
	Magyar Bancorp, Inc.	2,911	51,292
	MainStreet Bancshares, Inc.	828	17,727
*	Markel Group, Inc.	2,023	4,128,215
	MarketAxess Holdings, Inc.	5,754	973,749
*	Marqeta, Inc., Class A	233,404	963,959
	Marsh & McLennan Cos., Inc.	24,981	4,701,174
	Mastercard, Inc., Class A	48,332	26,040,798
	Mechanics Bancorp, Class A	8,405	125,991
	Mercantile Bank Corp.	9,481	492,822
	Merchants Bancorp	12,406	514,353
	Mercury General Corp.	41,329	3,620,007
	Meridian Corp.	2,646	50,089
	MetLife, Inc.	135,799	10,711,825
	Metrocity Bankshares, Inc.	4,305	121,272
	Metropolitan Bank Holding Corp.	1,437	133,066
	MGIC Investment Corp.	105,335	2,835,618
	Mid Penn Bancorp, Inc.	13,502	445,431

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Middlefield Banc Corp.	5,425	$181,955
	Midland States Bancorp, Inc.	12,319	281,489
	MidWestOne Financial Group, Inc.	9,112	422,068
	Moelis & Co., Class A	5,146	368,814
	Moody's Corp.	5,429	2,798,975
	Morgan Stanley	54,649	9,989,837
	Morningstar, Inc.	7,108	1,436,456
	MSCI, Inc.	2,282	1,390,240
	MVB Financial Corp.	8,542	241,226
	Nasdaq, Inc.	49,471	4,793,245
	National Bank Holdings Corp., Class A	30,752	1,235,615
	National Bankshares, Inc.	1,092	39,760
	Navient Corp.	110,952	1,088,439
	NB Bancorp, Inc.	3,431	74,521
	NBT Bancorp, Inc.	39,786	1,767,692
*	NCR Atleos Corp.	41,262	1,539,073
	Nelnet, Inc., Class A	12,658	1,669,590
*	NerdWallet, Inc., Class A	5,644	68,067
*	NI Holdings, Inc.	14,940	203,483
	Nicolet Bankshares, Inc.	10,636	1,552,643
*	NMI Holdings, Inc.	53,223	2,060,795
	Northeast Bank	7,135	822,166
	Northeast Community Bancorp, Inc.	3,544	83,638
	Northern Trust Corp.	44,543	6,656,060
	Northfield Bancorp, Inc.	33,611	414,088
	Northrim BanCorp, Inc.	17,844	420,405
	Northwest Bancshares, Inc.	95,831	1,234,303
#	Norwood Financial Corp.	4,505	137,087
	Oak Valley Bancorp	5,477	174,990
	OceanFirst Financial Corp.	32,639	611,981
*	Octave Specialty Group, Inc.	30,419	172,476
	OFG Bancorp	39,154	1,577,906
	Ohio Valley Banc Corp.	3,044	125,261
*	Old Market Capital Corp.	6,412	22,843
	Old National Bancorp	137,387	3,356,364
	Old Republic International Corp.	83,900	3,286,363
	Old Second Bancorp, Inc.	26,311	522,010
		Shares	Value†
FINANCIALS — (Continued)
	OneMain Holdings, Inc.	60,730	$3,980,244
*	Onity Group, Inc.	4,084	184,678
	OP Bancorp	9,341	130,587
*	Oportun Financial Corp.	12,558	68,064
	Oppenheimer Holdings, Inc., Class A	8,277	695,516
*	OptimumBank Holdings, Inc.	2,148	10,117
	Orange County Bancorp, Inc.	788	24,286
	Origin Bancorp, Inc.	15,384	658,897
	Orrstown Financial Services, Inc.	14,902	536,770
*	Oscar Health, Inc., Class A	35,636	511,377
*	Palomar Holdings, Inc.	15,383	1,901,185
	Park National Corp.	9,573	1,559,825
	Parke Bancorp, Inc.	8,765	239,372
	Pathfinder Bancorp, Inc.	1,554	21,259
	Pathward Financial, Inc.	22,764	2,055,362
*	Payoneer Global, Inc.	111,121	710,063
	PayPal Holdings, Inc.	90,480	4,767,391
*	Paysafe Ltd.	29,945	205,423
*	Paysign, Inc.	22,491	93,787
	PCB Bancorp	6,587	147,812
	Peapack-Gladstone Financial Corp.	11,532	365,795
	PennyMac Financial Services, Inc.	26,765	2,674,359
	Peoples Bancorp of North Carolina, Inc.	3,887	142,381
	Peoples Bancorp, Inc.	28,749	934,917
	Peoples Financial Services Corp.	3,825	199,283
	Pinnacle Financial Partners, Inc.	66,215	6,296,384
*	Pioneer Bancorp, Inc.	10,487	148,391
	Piper Sandler Cos.	160	55,416
	Plumas Bancorp	4,445	222,739
	PNC Financial Services Group, Inc.	14,695	3,281,393
*	Ponce Financial Group, Inc.	7,460	125,179
	Popular, Inc.	26,671	3,561,379
*	PRA Group, Inc.	23,159	296,204
	Preferred Bank	12,480	1,070,410
	Primerica, Inc.	10,343	2,720,623
	Primis Financial Corp.	14,364	193,627
	Princeton Bancorp, Inc.	1,413	51,193

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	48,487	$4,592,689
*	ProAssurance Corp.	9,699	234,910
	PROG Holdings, Inc.	27,362	887,623
	Progressive Corp.	25,483	5,300,464
	Prosperity Bancshares, Inc.	37,094	2,559,857
	Provident Financial Holdings, Inc.	7,891	127,519
	Provident Financial Services, Inc.	76,300	1,689,282
	Prudential Financial, Inc.	29,457	3,272,967
	QCR Holdings, Inc.	13,677	1,234,486
	Radian Group, Inc.	52,296	1,720,538
	Raymond James Financial, Inc.	28,571	4,738,786
	RBB Bancorp	11,112	230,463
	Red River Bancshares, Inc.	3,292	273,434
	Regional Management Corp.	11,883	440,265
	Regions Financial Corp.	218,037	6,214,054
	Reinsurance Group of America, Inc., Class A	12,090	2,451,247
	RenaissanceRe Holdings Ltd.	13,679	3,853,374
	Renasant Corp.	65,689	2,477,132
*	Repay Holdings Corp.	48,566	169,495
	Republic Bancorp, Inc., Class A	14,023	1,018,210
*	Rhinebeck Bancorp, Inc.	2,179	25,364
	Richmond Mutual BanCorp, Inc.	6,077	85,260
	Riverview Bancorp, Inc.	17,378	89,844
	RLI Corp.	24,888	1,454,206
*	Robinhood Markets, Inc., Class A	1,663	165,435
	Rocket Cos., Inc., Class A	474,848	8,514,025
*	Root, Inc., Class A	3,177	197,387
	S&P Global, Inc.	2,305	1,216,556
	S&T Bancorp, Inc.	30,437	1,297,834
	Safety Insurance Group, Inc.	10,322	812,341
	SB Financial Group, Inc.	4,223	96,411
	Seacoast Banking Corp. of Florida	43,820	1,465,341
*	Security National Financial Corp., Class A	14,351	126,576
	SEI Investments Co.	27,340	2,401,819
		Shares	Value†
FINANCIALS — (Continued)
	Selective Insurance Group, Inc.	23,659	$1,989,249
	ServisFirst Bancshares, Inc.	4,262	348,845
	Shore Bancshares, Inc.	14,775	280,282
*	Siebert Financial Corp.	7,125	21,161
	Sierra Bancorp	8,412	297,869
	Silvercrest Asset Management Group, Inc., Class A	3,536	52,121
	Simmons First National Corp., Class A	73,551	1,495,292
*	SiriusPoint Ltd.	68,082	1,389,554
*	Skyward Specialty Insurance Group, Inc.	7,990	356,514
	SLM Corp.	86,236	2,341,307
	SmartFinancial, Inc.	8,761	349,739
#*	SoFi Technologies, Inc.	217,889	4,970,048
	Sound Financial Bancorp, Inc.	1,802	79,108
	South Plains Financial, Inc.	7,869	327,823
*	Southern First Bancshares, Inc.	4,205	231,023
	Southern Missouri Bancorp, Inc.	5,092	318,606
	Southside Bancshares, Inc.	24,519	789,267
	Southstate Bank Corp.	54,910	5,618,940
	State Street Corp.	33,137	4,336,308
	Stellar Bancorp, Inc.	41,136	1,527,791
*††	Sterling Bancorp, Inc.	34,677	0
	Stewart Information Services Corp.	16,927	1,141,388
	Stifel Financial Corp.	30,051	3,705,288
	Stock Yards Bancorp, Inc.	21,906	1,482,817
*	StoneX Group, Inc.	27,882	3,130,033
*	Summit State Bank	4,662	63,776
	SWK Holdings Corp.	459	8,033
	Synchrony Financial	91,517	6,646,880
#	T. Rowe Price Group, Inc.	37,042	3,914,599
*	Texas Capital Bancshares, Inc.	26,805	2,711,862
#	TFS Financial Corp.	78,762	1,108,575
*	Third Coast Bancshares, Inc.	1,356	54,999
	Timberland Bancorp, Inc.	6,498	253,032

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	32,911	$588,449
	Tompkins Financial Corp.	11,644	932,917
	Towne Bank	45,945	1,608,075
	Tradeweb Markets, Inc., Class A	343	35,353
	Travelers Cos., Inc.	65,097	18,520,747
	TriCo Bancshares	26,463	1,318,387
*	Triumph Financial, Inc.	9,182	579,292
	Truist Financial Corp.	117,845	6,059,590
	TrustCo Bank Corp.	13,355	579,607
	Trustmark Corp.	48,138	2,046,828
	U.S. Bancorp	88,150	4,946,096
	UMB Financial Corp.	44,745	5,688,879
	Union Bankshares, Inc.	2,000	49,780
	United Bancorp, Inc.	2,256	31,358
	United Bancshares, Inc.	1,640	66,026
	United Bankshares, Inc.	61,684	2,611,084
	United Community Banks, Inc.	70,949	2,442,774
	United Fire Group, Inc.	13,386	481,093
	United Security Bancshares	6,792	72,946
	Unity Bancorp, Inc.	6,942	374,590
	Universal Insurance Holdings, Inc.	23,589	718,285
	Univest Financial Corp.	22,073	731,499
	Unum Group	47,021	3,572,185
	USCB Financial Holdings, Inc.	7,405	139,584
#	Valley National Bancorp	213,899	2,665,182
	Value Line, Inc.	867	32,495
*	Velocity Financial, Inc.	20,216	410,183
	Victory Capital Holdings, Inc., Class A	24,756	1,746,041
	Virginia National Bankshares Corp.	3,246	132,826
	Virtu Financial, Inc., Class A	48,932	2,031,167
	Virtus Investment Partners, Inc.	6,624	1,081,368
	Visa, Inc., Class A	97,851	31,491,387
	Voya Financial, Inc.	76,641	5,875,299
	W.R. Berkley Corp.	34,870	2,391,385
	WaFd, Inc.	46,155	1,505,576
	Walker & Dunlop, Inc.	23,151	1,455,966
	Washington Trust Bancorp, Inc.	11,265	387,178
		Shares	Value†
FINANCIALS — (Continued)
	Waterstone Financial, Inc.	15,709	$287,318
	Webster Financial Corp.	39,223	2,579,697
	Wells Fargo & Co.	209,492	18,956,931
	WesBanco, Inc.	71,007	2,505,837
	West BanCorp, Inc.	12,250	290,693
	Westamerica BanCorp	23,825	1,205,069
	Western Alliance Bancorp	23,787	2,120,611
	Western New England Bancorp, Inc.	18,176	244,104
#	Western Union Co.	197,529	1,850,847
	Westwood Holdings Group, Inc.	10,863	198,902
*	WEX, Inc.	8,860	1,363,554
	White Mountains Insurance Group Ltd.	1,002	2,049,020
	Willis Towers Watson PLC	17,149	5,444,293
	Wintrust Financial Corp.	20,915	3,084,753
#	WisdomTree, Inc.	84,447	1,368,041
*	World Acceptance Corp.	4,605	558,356
	WSFS Financial Corp.	44,868	2,904,306
	WVS Financial Corp.	1,537	20,734
	Zions Bancorp NA	55,919	3,350,107
TOTAL FINANCIALS			959,965,259
HEALTH CARE — (8.3%)
*	10X Genomics, Inc., Class A	1,663	33,593
††	89bio, Inc.	27,608	9,387
	Abbott Laboratories	60,206	6,580,516
	AbbVie, Inc.	101,695	22,679,002
††	Abiomed, Inc.	2,059	32,141
*	AC Immune SA	15,821	50,469
*	ACADIA Pharmaceuticals, Inc.	68,447	1,720,073
*	Accendra Health, Inc.	15,221	33,638
	Acme United Corp.	1,921	80,279
*	AdaptHealth Corp.	51,705	519,635
*	Addus HomeCare Corp.	7,524	778,584
*	ADMA Biologics, Inc.	70,658	1,222,383
#††	Aduro Biotech, Inc.	740	281
	Agilent Technologies, Inc.	24,977	3,343,171
*	Agios Pharmaceuticals, Inc.	6,233	171,034
††	Albireo Pharma, Inc.	7,009	44,717

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Align Technology, Inc.	1,403	$228,731
#*	Alkermes PLC	48,887	1,656,780
*	American Shared Hospital Services	3,867	8,198
*	American Well Corp., Class A	8,426	38,338
	Amgen, Inc.	36,147	12,357,936
*	AMN Healthcare Services, Inc.	18,812	400,696
*	Amneal Pharmaceuticals, Inc.	55,141	754,329
*	AngioDynamics, Inc.	19,026	197,109
*	ANI Pharmaceuticals, Inc.	432	35,359
*	Anika Therapeutics, Inc.	11,894	109,782
*	Arcturus Therapeutics Holdings, Inc.	1,421	10,615
*	Arcus Biosciences, Inc.	22,803	479,775
*	Artivion, Inc.	476	19,407
*	Astrana Health, Inc.	2,286	51,984
*	Atea Pharmaceuticals, Inc.	5,068	21,488
*	AtriCure, Inc.	982	36,265
*	Aura Biosciences, Inc.	6,105	34,188
*	Avantor, Inc.	108,737	1,187,408
*	Aytu BioPharma, Inc.	5,481	14,251
*	Azenta, Inc.	21,776	846,651
	Baxter International, Inc.	81,691	1,639,538
#*	Beam Therapeutics, Inc.	21,171	584,743
	Becton Dickinson & Co.	28,275	5,753,397
*	Biogen, Inc.	10,477	1,884,708
*	BioLife Solutions, Inc.	2,374	51,753
*	BioMarin Pharmaceutical, Inc.	24,265	1,371,943
*	Bio-Rad Laboratories, Inc., Class A	5,035	1,478,780
*	Boston Scientific Corp.	12,600	1,178,478
*	BrightSpring Health Services, Inc.	62,406	2,450,684
	Bristol-Myers Squibb Co.	293,601	16,162,735
*	Brookdale Senior Living, Inc.	150,568	2,258,520
	Bruker Corp.	9,383	415,573
	Cardinal Health, Inc.	3,668	788,180
*	CareDx, Inc.	2,372	48,745
*	Castle Biosciences, Inc.	12,898	508,052
		Shares	Value†
HEALTH CARE — (Continued)
*	Catalyst Pharmaceuticals, Inc.	59,172	$1,437,880
	Cencora, Inc.	26,708	9,594,048
*	Centene Corp.	42,325	1,833,519
*	Certara, Inc.	93,107	818,411
*	Champions Oncology, Inc.	409	2,990
*	Charles River Laboratories International, Inc.	21,061	4,432,919
	Chemed Corp.	3,785	1,616,725
*††	Chinook Therapeutics, Inc.	45,796	0
	Cigna Group	17,922	4,912,599
*	Collegium Pharmaceutical, Inc.	24,143	1,108,647
	Concentra Group Holdings Parent, Inc.	62,939	1,395,987
	CONMED Corp.	15,145	581,417
*	Cooper Cos., Inc.	34,513	2,808,668
*	CorVel Corp.	9,435	656,959
*	CRISPR Therapeutics AG	20,016	999,999
*	Cross Country Healthcare, Inc.	19,466	181,423
*	Cullinan Therapeutics, Inc.	16,673	199,409
*	Cumberland Pharmaceuticals, Inc.	2,517	9,439
	CVS Health Corp.	82,604	6,155,650
*	Cytek Biosciences, Inc.	73,418	367,090
*	CytomX Therapeutics, Inc.	51,009	290,241
	Danaher Corp.	2,439	533,873
*	DaVita, Inc.	4,428	484,158
*	Day One Biopharmaceuticals, Inc.	22,934	255,943
*	Definitive Healthcare Corp.	27,331	63,408
*	Denali Therapeutics, Inc.	25,826	561,457
	Dentsply Sirona, Inc.	25,373	316,401
*	Dexcom, Inc.	14,170	1,034,977
*	Dynavax Technologies Corp.	46,870	725,782
*	Edwards Lifesciences Corp.	37,121	3,020,165
*	Elanco Animal Health, Inc.	194,814	4,691,121
*	Electromed, Inc.	2,174	64,937
	Elevance Health, Inc.	10,448	3,612,292

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Eli Lilly & Co.	40,581	$42,088,584
*	Emergent BioSolutions, Inc.	25,554	289,782
	Encompass Health Corp.	24,098	2,277,984
*	Enhabit, Inc.	26,573	282,471
*	Enovis Corp.	32,298	711,848
	Ensign Group, Inc.	15,475	2,656,439
*	Envista Holdings Corp.	62,723	1,472,109
*	Exelixis, Inc.	77,009	3,185,092
*	FONAR Corp.	1,310	24,418
*	Fortrea Holdings, Inc.	19,933	335,074
*	Fulcrum Therapeutics, Inc.	37,043	397,471
*	Fulgent Genetics, Inc.	18,623	487,923
*	GE HealthCare Technologies, Inc.	40,223	3,176,410
	Gilead Sciences, Inc.	115,264	16,361,725
*	Globus Medical, Inc., Class A	17,551	1,591,525
*	GoodRx Holdings, Inc., Class A	61,000	138,470
*	GRAIL, Inc.	3,621	354,206
*	Haemonetics Corp.	22,473	1,498,050
*	Halozyme Therapeutics, Inc.	35,066	2,514,583
*	Harmony Biosciences Holdings, Inc.	25,798	942,143
*	HealthEquity, Inc.	1,516	129,876
	HealthStream, Inc.	11,265	251,097
*	Henry Schein, Inc.	27,863	2,103,099
*	Hologic, Inc.	23,024	1,725,188
	Humana, Inc.	9,554	1,864,941
*	ICON PLC	12,949	2,334,057
*	ICU Medical, Inc.	6,621	992,488
*	Ideaya Biosciences, Inc.	955	30,741
*	IDEXX Laboratories, Inc.	2,349	1,574,911
*	ImmuCell Corp.	2,993	18,018
*	Incyte Corp.	17,876	1,788,851
*	InfuSystem Holdings, Inc.	10,768	88,944
*	Innoviva, Inc.	61,298	1,225,960
*	Inogen, Inc.	10,041	59,242
*	Integer Holdings Corp.	11,738	1,019,563
*	Integra LifeSciences Holdings Corp.	16,836	187,553
*	IQVIA Holdings, Inc.	28,066	6,459,390
*††	iTeos Therapeutics, Inc.	11,469	0
*	Jazz Pharmaceuticals PLC	28,666	4,715,270
	Johnson & Johnson	207,914	47,248,456
*	Kewaunee Scientific Corp.	2,037	80,543
		Shares	Value†
HEALTH CARE — (Continued)
††	Kinnate Biopharma, Inc.	9,473	$824
	Labcorp Holdings, Inc.	13,055	3,544,694
*	Lantheus Holdings, Inc.	26,892	1,799,613
*	Lexeo Therapeutics, Inc.	1,770	13,116
*	LifeStance Health Group, Inc.	108,691	768,445
*	Ligand Pharmaceuticals, Inc.	375	72,038
*	Lipocine, Inc.	2,156	19,404
*	LivaNova PLC	32,159	2,113,168
*	MannKind Corp.	2,327	13,450
	McKesson Corp.	488	405,630
*	Medpace Holdings, Inc.	6,686	3,894,461
	Medtronic PLC	57,439	5,913,919
	Merck & Co., Inc.	151,696	16,727,518
*††	Merrimack Pharmaceuticals, Inc.	9,794	0
#	Mesa Laboratories, Inc.	2,200	173,272
*	Mettler-Toledo International, Inc.	36	49,437
*	MiMedx Group, Inc.	44,871	229,291
#*	Moderna, Inc.	58,328	2,570,515
*	Molina Healthcare, Inc.	10,273	1,844,928
*	Monte Rosa Therapeutics, Inc.	1,460	29,959
*	Myriad Genetics, Inc.	11,043	62,062
	National HealthCare Corp.	9,338	1,336,361
	National Research Corp.	14,876	302,578
*	Neogen Corp.	28,105	287,233
*	NeoGenomics, Inc.	64,083	772,841
*	Neurocrine Biosciences, Inc.	9,440	1,284,406
*»	OmniAb, Inc. (2200963D US)	6,492	0
*»	OmniAb, Inc. (2200964D US)	6,492	0
*	OmniAb, Inc. (OABI UQ)	31,532	57,388
*	Omnicell, Inc.	16,584	804,324
*	OptimizeRx Corp.	3,933	42,319
*	Option Care Health, Inc.	63,292	2,151,928
	Oramed Pharmaceuticals, Inc.	10,581	35,658

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OraSure Technologies, Inc.	13,192	$36,806
*	Organogenesis Holdings, Inc.	46,415	185,660
	Organon & Co.	67,309	574,819
*	Orthofix Medical, Inc.	4,555	60,263
*	OrthoPediatrics Corp.	8,457	147,659
*	Pacira BioSciences, Inc.	25,156	516,704
#*††	PDL BioPharma, Inc.	418,608	175,815
*	Pediatrix Medical Group, Inc.	43,390	927,678
*	Pennant Group, Inc.	160	4,419
	Perrigo Co. PLC	23,906	339,704
*	Personalis, Inc.	1,794	16,810
	Pfizer, Inc.	315,076	8,330,609
	Phibro Animal Health Corp., Class A	9,829	394,634
*	Prestige Consumer Healthcare, Inc.	18,190	1,172,709
*	Pro-Dex, Inc.	810	31,776
*	Protara Therapeutics, Inc.	7,858	55,635
*	Prothena Corp. PLC	21,969	193,547
*	Puma Biotechnology, Inc.	15,611	101,159
*	Quanterix Corp.	2,083	13,206
	Quest Diagnostics, Inc.	22,010	4,116,530
*	QuidelOrtho Corp.	17,051	463,276
*	Rafael Holdings, Inc., Class B	20,549	23,837
	Regeneron Pharmaceuticals, Inc.	377	279,527
*	REGENXBIO, Inc.	9,500	106,020
*	Relay Therapeutics, Inc.	9,155	70,127
*	Replimune Group, Inc.	2,200	15,466
	ResMed, Inc.	15,950	4,120,045
	Revvity, Inc.	20,599	2,241,171
*	Rigel Pharmaceuticals, Inc.	2,723	94,924
*	Roivant Sciences Ltd.	146,355	3,164,195
	Royalty Pharma PLC, Class A	26,746	1,114,773
††	Sage Therapeutics, Inc.	4,149	747
	Select Medical Holdings Corp.	75,060	1,129,653
*	Sensus Healthcare, Inc.	3,395	17,416
*	SI-BONE, Inc.	922	15,287
	SIGA Technologies, Inc.	53,306	357,150
		Shares	Value†
HEALTH CARE — (Continued)
*	Simulations Plus, Inc.	467	$7,888
*	Solid Biosciences, Inc.	7,667	49,529
*	Sotera Health Co.	118,004	2,138,232
	STERIS PLC	13,271	3,484,965
*	Strata Critical Medical, Inc.	13,888	67,773
	Stryker Corp.	1,643	607,187
*	Supernus Pharmaceuticals, Inc.	36,060	1,736,650
*	Surgery Partners, Inc.	13,928	206,970
*	Tactile Systems Technology, Inc.	3,399	98,095
*	Teladoc Health, Inc.	64,563	351,868
	Teleflex, Inc.	4,563	476,240
*	Tenet Healthcare Corp.	20,089	3,802,446
*	Theravance Biopharma, Inc.	2,401	45,475
	Thermo Fisher Scientific, Inc.	8,666	5,014,234
*	TruBridge, Inc.	7,905	152,962
	U.S. Physical Therapy, Inc.	4,078	342,022
#*	UFP Technologies, Inc.	2,999	753,169
*	United Therapeutics Corp.	12,749	5,985,528
	UnitedHealth Group, Inc.	23,567	6,762,079
	Universal Health Services, Inc., Class B	17,306	3,483,006
	Utah Medical Products, Inc.	2,964	180,982
*	Vanda Pharmaceuticals, Inc.	29,767	224,443
*	Varex Imaging Corp.	22,895	319,156
*	Veracyte, Inc.	33,691	1,282,953
	Viatris, Inc.	258,485	3,383,569
*	Vir Biotechnology, Inc.	8,153	60,658
*	Voyager Therapeutics, Inc.	4,915	19,169
*	Waters Corp.	10,122	3,752,428
*	Waystar Holding Corp.	1,299	34,501
	West Pharmaceutical Services, Inc.	6,390	1,476,857
*	Xencor, Inc.	4,196	50,730
*	XOMA Royalty Corp.	579	14,857
	Zimmer Biomet Holdings, Inc.	29,265	2,548,104
	Zoetis, Inc.	40,548	5,061,201

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Zymeworks, Inc.	6,828	$153,835
TOTAL HEALTH CARE			433,877,348
INDUSTRIALS — (14.4%)
#*	3D Systems Corp.	35,998	80,636
	3M Co.	44,651	6,838,747
	A.O. Smith Corp.	32,801	2,410,545
#	AAON, Inc.	3,483	317,162
*	AAR Corp.	26,666	2,824,196
	ABM Industries, Inc.	48,132	2,215,997
	ACCO Brands Corp.	55,779	218,096
	Acuity, Inc.	8,677	2,683,275
	Advanced Drainage Systems, Inc.	19,953	3,033,654
	Aebi Schmidt Holding AG	25,693	376,146
	AECOM	22,405	2,160,514
	AGCO Corp.	33,676	3,819,195
*	Air Industries Group	317	1,049
	Air Lease Corp.	54,039	3,492,541
	Alamo Group, Inc.	7,961	1,554,863
*	Alaska Air Group, Inc.	48,600	2,470,338
	Albany International Corp., Class A	20,574	1,141,651
*	Allegiant Travel Co.	12,056	1,068,523
	Allegion PLC	16,325	2,699,992
	Allient, Inc.	11,706	714,183
	Allison Transmission Holdings, Inc.	26,602	2,891,637
*	Alpha Pro Tech Ltd.	2,600	13,104
	Alta Equipment Group, Inc.	17,064	115,353
*	Ameresco, Inc., Class A	20,207	633,287
*	American Airlines Group, Inc.	29,844	396,925
*	American Woodmark Corp.	12,707	754,669
	AMETEK, Inc.	21,222	4,753,304
*	API Group Corp.	42,325	1,759,450
	Apogee Enterprises, Inc.	18,738	695,742
	Applied Industrial Technologies, Inc.	8,265	2,152,289
	ArcBest Corp.	14,878	1,342,293
	Arcosa, Inc.	22,913	2,622,851
	Armstrong World Industries, Inc.	15,967	2,933,777
*	Art's-Way Manufacturing Co., Inc.	4,404	11,274
	Astec Industries, Inc.	11,264	548,782
*	Astronics Corp. (ATROB US), Class B	13,063	993,702
*	Asure Software, Inc.	13,809	132,843
*	ATI, Inc.	39,295	4,727,188
		Shares	Value†
INDUSTRIALS — (Continued)
	Atkore, Inc.	25,109	$1,743,820
	Atmus Filtration Technologies, Inc.	20,804	1,206,008
	Automatic Data Processing, Inc.	21,374	5,275,531
	AZZ, Inc.	19,652	2,442,547
	Barrett Business Services, Inc.	16,271	618,298
*	Blue Bird Corp.	17,257	868,200
*	BlueLinx Holdings, Inc.	4,047	281,509
*	Boeing Co.	2,183	510,211
	Boise Cascade Co.	23,497	1,898,793
	Booz Allen Hamilton Holding Corp.	24,088	2,129,861
*	Bowman Consulting Group Ltd.	1,186	41,308
	Brady Corp., Class A	25,407	2,196,943
*	BrightView Holdings, Inc.	40,628	542,790
	Brink's Co.	18,815	2,390,258
	Broadridge Financial Solutions, Inc.	13,941	2,747,911
*	Broadwind, Inc.	344	1,032
*	Builders FirstSource, Inc.	23,902	2,734,389
	BWX Technologies, Inc.	1,350	277,331
*	CACI International, Inc., Class A	5,244	3,254,322
*	Cadeler AS (CDLR US), ADR	2,080	49,712
	Cadre Holdings, Inc.	12,186	487,562
	Carlisle Cos., Inc.	8,538	2,910,519
	Carpenter Technology Corp.	1,217	386,799
	Carrier Global Corp.	42,014	2,503,194
*	Casella Waste Systems, Inc., Class A	1,050	105,924
	Caterpillar, Inc.	31,919	20,982,274
*	CBIZ, Inc.	1,436	56,507
*	CECO Environmental Corp.	14,200	957,506
	CH Robinson Worldwide, Inc.	19,990	3,897,050
*	Chart Industries, Inc.	19,392	4,020,737
	Chicago Rivet & Machine Co.	855	11,243
*	Cimpress PLC	6,314	499,374
	Cintas Corp.	17,224	3,296,501
	Civeo Corp.	2,250	56,970
#*	Clarivate PLC	255,672	677,531
*	Clean Harbors, Inc.	11,588	3,011,837
	CNH Industrial NV	254,728	2,740,873
	Columbus McKinnon Corp.	12,673	267,147

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	3,497	$3,993,924
*	Commercial Vehicle Group, Inc.	18,934	28,401
	CompX International, Inc.	3,722	86,723
#	Concentrix Corp.	40,401	1,508,977
*	Concrete Pumping Holdings, Inc.	22,380	129,356
*	Conduent, Inc.	116,673	162,175
	Copa Holdings SA, Class A	15,148	2,066,187
*	Copart, Inc.	47,417	1,924,182
*	Core & Main, Inc., Class A	31,999	1,707,467
*	Costamare Bulkers Holdings Ltd.	18,748	309,904
	Costamare, Inc.	93,741	1,572,974
	Covenant Logistics Group, Inc.	14,890	366,294
*»	CPI Aerostructures, Inc.	318	1,240
	CRA International, Inc.	4,087	772,198
	Crane Co.	3,007	549,198
	CSG Systems International, Inc.	15,981	1,274,485
	CSW Industrials, Inc.	3,417	922,522
	CSX Corp.	385,729	14,565,127
	Cummins, Inc.	17,773	10,287,368
	Curtiss-Wright Corp.	520	341,479
*	Custom Truck One Source, Inc.	17,338	109,576
	Deere & Co.	12,809	6,763,152
	Delta Air Lines, Inc.	190,718	12,566,409
	Deluxe Corp.	33,492	884,189
*	Distribution Solutions Group, Inc.	18,675	530,183
*	DLH Holdings Corp.	4,597	26,249
*	DNOW, Inc.	120,361	1,828,284
	Donaldson Co., Inc.	31,586	3,219,877
	Douglas Dynamics, Inc.	21,663	816,262
	Dover Corp.	15,002	3,022,753
*	Ducommun, Inc.	11,183	1,267,593
*	DXP Enterprises, Inc.	10,411	1,353,951
*	Dycom Industries, Inc.	11,826	4,309,276
	Eastern Co.	5,309	99,278
	EMCOR Group, Inc.	7,829	5,642,595
	Emerson Electric Co.	18,174	2,670,851
	Enerpac Tool Group Corp.	25,442	1,026,839
	EnerSys	26,862	4,840,264
	Ennis, Inc.	21,751	423,927
	Enpro, Inc.	3,048	727,801
*	Enviri Corp.	4,687	88,678
	Equifax, Inc.	10,934	2,202,108
		Shares	Value†
INDUSTRIALS — (Continued)
	Esab Corp.	27,066	$3,277,693
	ESCO Technologies, Inc.	457	104,274
	Espey Mfg. & Electronics Corp.	1,254	66,299
*	Everus Construction Group, Inc.	28,967	2,563,290
	EVI Industries, Inc.	3,830	98,431
*	ExlService Holdings, Inc.	8,712	341,075
	Expeditors International of Washington, Inc.	28,690	4,605,893
	Fastenal Co.	82,240	3,565,926
	Federal Signal Corp.	21,098	2,280,483
	FedEx Corp.	43,538	14,030,120
	Ferguson Enterprises, Inc.	39,977	10,092,593
	Flowserve Corp.	51,412	4,017,848
*	Fluor Corp.	50,083	2,313,334
*	Forrester Research, Inc.	4,217	34,200
	Fortive Corp.	31,231	1,649,309
	Fortune Brands Innovations, Inc.	25,464	1,377,602
*	Franklin Covey Co.	7,028	143,160
	Franklin Electric Co., Inc.	17,503	1,743,649
*	Frontier Group Holdings, Inc.	7,784	36,118
	FTAI Aviation Ltd.	20,080	5,468,186
*	FTI Consulting, Inc.	12,063	2,107,044
*	Gates Industrial Corp. PLC	98,140	2,259,183
	GATX Corp.	20,640	3,754,622
	Genco Shipping & Trading Ltd.	25,725	537,652
*	Gencor Industries, Inc.	8,113	116,340
*	Generac Holdings, Inc.	13,965	2,346,679
	General Dynamics Corp.	10,050	3,528,454
	Genpact Ltd.	53,084	2,341,004
*	Gibraltar Industries, Inc.	17,221	882,748
	Global Industrial Co.	29,224	893,085
	Gorman-Rupp Co.	18,860	1,027,681
	Graco, Inc.	28,538	2,492,224
*	Graham Corp.	289	20,207
#	Granite Construction, Inc.	22,127	2,671,614
*	Great Lakes Dredge & Dock Corp.	66,820	1,000,964
	Greenbrier Cos., Inc.	20,482	1,032,702
	Griffon Corp.	22,162	1,805,095
*	GXO Logistics, Inc.	42,980	2,432,238

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hayward Holdings, Inc.	106,723	$1,722,509
*	Healthcare Services Group, Inc.	29,880	562,342
	Heartland Express, Inc.	35,324	356,419
	Helios Technologies, Inc.	19,343	1,253,040
	Herc Holdings, Inc.	24,038	3,445,607
	Hexcel Corp.	11,087	918,114
*	Hillman Solutions Corp.	15,462	144,879
	HNI Corp.	48,610	2,323,072
	Honeywell International, Inc.	38,114	8,671,697
	Howmet Aerospace, Inc.	3,763	783,005
	Hub Group, Inc., Class A	41,333	1,966,624
	Hubbell, Inc.	9,113	4,446,597
*	Hudson Technologies, Inc.	29,676	212,777
	Huntington Ingalls Industries, Inc.	7,012	2,948,616
*	Hurco Cos., Inc.	3,620	59,875
*	Huron Consulting Group, Inc.	14,619	2,470,611
	Hyster-Yale, Inc.	9,238	309,011
*	IBEX Holdings Ltd.	5,950	221,340
	IDEX Corp.	6,614	1,313,210
*	IES Holdings, Inc.	8,926	3,394,469
	Illinois Tool Works, Inc.	29,474	7,700,377
	Ingersoll Rand, Inc.	21,200	1,825,108
*	Innovative Solutions & Support, Inc.	4,876	90,157
	Insperity, Inc.	11,632	497,035
	Insteel Industries, Inc.	15,736	521,491
	Interface, Inc.	39,930	1,256,597
	ITT, Inc.	15,319	2,792,654
	Jacobs Solutions, Inc.	20,510	2,774,183
	JB Hunt Transport Services, Inc.	18,556	3,761,672
*	JELD-WEN Holding, Inc.	28,592	77,770
*	JetBlue Airways Corp.	182,401	888,293
	Johnson Controls International PLC	4,367	520,808
	Kadant, Inc.	5,840	1,874,874
	Karat Packaging, Inc.	6,996	171,192
	KBR, Inc.	51,889	2,221,368
	Kelly Services, Inc., Class A	21,895	236,247
	Kennametal, Inc.	49,783	1,712,037
	Kforce, Inc.	16,899	597,042
*	Kirby Corp.	27,028	3,180,114
		Shares	Value†
INDUSTRIALS — (Continued)
	Knight-Swift Transportation Holdings, Inc.	55,340	$3,049,234
	Korn Ferry	35,185	2,444,302
*	Kratos Defense & Security Solutions, Inc.	2,714	279,569
*	L.B. Foster Co., Class A	4,677	140,544
	L3Harris Technologies, Inc.	16,820	5,766,737
	Landstar System, Inc.	10,347	1,545,428
*	Legalzoom.com, Inc.	39,859	354,347
	Leidos Holdings, Inc.	24,421	4,597,986
	Lennox International, Inc.	4,619	2,286,775
*	Limbach Holdings, Inc.	3,975	341,771
	Lincoln Electric Holdings, Inc.	9,790	2,597,776
	Lindsay Corp.	5,640	706,523
*	Liquidity Services, Inc.	21,955	702,560
	Lockheed Martin Corp.	16,692	10,586,400
	LSI Industries, Inc.	3,231	71,437
	Luxfer Holdings PLC	18,526	280,484
*	Manitowoc Co., Inc.	20,697	267,405
	ManpowerGroup, Inc.	11,221	407,659
	Marten Transport Ltd.	80,831	994,221
*	MasTec, Inc.	15,358	3,693,292
*	Mastech Digital, Inc.	1,982	13,755
*	Masterbrand, Inc.	46,008	557,617
*	Matrix Service Co.	23,483	336,277
	Matson, Inc.	20,896	3,349,629
	Maximus, Inc.	24,977	2,358,828
*	Mayville Engineering Co., Inc.	7,256	142,218
	McGrath RentCorp	2,847	317,981
*	Mercury Systems, Inc.	2,649	248,688
*	Middleby Corp.	18,680	2,749,136
	Miller Industries, Inc.	10,059	412,117
	MillerKnoll, Inc.	32,857	659,769
*	Mistras Group, Inc.	23,374	330,508
*	Modine Manufacturing Co.	921	170,072
*	Montrose Environmental Group, Inc.	9,000	200,520
	Moog, Inc., Class A	10,854	3,314,269
	MSA Safety, Inc.	8,487	1,503,472
	MSC Industrial Direct Co., Inc., Class A	21,386	1,803,695
	Mueller Industries, Inc.	29,274	3,985,362

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Water Products, Inc., Class A	74,803	$2,024,917
*	MYR Group, Inc.	4,425	1,106,427
	National Presto Industries, Inc.	4,174	531,768
*	Nextpower, Inc., Class A	26,197	3,067,407
	NL Industries, Inc.	17,836	108,443
*	NN, Inc.	11,763	17,527
	Nordson Corp.	4,924	1,351,786
	Norfolk Southern Corp.	34,915	10,168,645
	Northrop Grumman Corp.	5,811	4,022,723
*	NPK International, Inc.	88,701	1,224,961
	nVent Electric PLC	2,416	271,220
*	NWPX Infrastructure, Inc.	7,519	507,157
	Old Dominion Freight Line, Inc.	20,878	3,616,070
	Omega Flex, Inc.	5,545	182,930
*	OPENLANE, Inc.	73,158	2,197,666
*	Orion Group Holdings, Inc.	10,969	134,041
	Oshkosh Corp.	29,237	4,204,865
	Owens Corning	23,226	2,783,404
	PACCAR, Inc.	35,360	4,346,098
*	PAMT Corp.	19,250	208,863
	Pangaea Logistics Solutions Ltd.	36,161	306,645
	Park Aerospace Corp.	2,643	64,727
	Parker-Hannifin Corp.	789	738,378
	Park-Ohio Holdings Corp.	13,746	310,110
*	Parsons Corp.	385	26,973
	Paychex, Inc.	44,607	4,600,320
	Paycom Software, Inc.	6,460	870,485
*	Paylocity Holding Corp.	812	109,604
	Pentair PLC	44,556	4,694,866
*	Perma-Fix Environmental Services, Inc.	215	3,283
*	Perma-Pipe International Holdings, Inc.	5,730	165,482
*	Pioneer Power Solutions, Inc.	2,960	12,639
*	Planet Labs PBC	64,541	1,611,589
	Powell Industries, Inc.	6,942	3,079,402
*	Power Solutions International, Inc.	1,210	86,709
	Preformed Line Products Co.	3,672	921,452
		Shares	Value†
INDUSTRIALS — (Continued)
	Primoris Services Corp.	25,932	$3,844,419
*	Proto Labs, Inc.	13,290	699,718
	Quad/Graphics, Inc.	36,794	225,179
	Quanta Services, Inc.	7,632	3,622,376
*	Radiant Logistics, Inc.	39,808	267,908
*	RBC Bearings, Inc.	65	32,479
*	RCM Technologies, Inc.	3,727	77,559
	Regal Rexnord Corp.	17,859	2,884,228
	Republic Services, Inc.	9,534	2,050,668
*	Resideo Technologies, Inc.	110,163	3,774,184
	Resources Connection, Inc.	17,688	80,127
	REV Group, Inc.	20,989	1,341,197
	Robert Half, Inc.	28,346	981,055
	Rockwell Automation, Inc.	13,003	5,482,715
	Rollins, Inc.	49,692	3,147,491
	RTX Corp.	69,599	13,984,527
	Rush Enterprises, Inc. (RUSHA US), Class A	37,535	2,409,372
	Rush Enterprises, Inc. (RUSHB US), Class B	7,757	457,741
	Ryder System, Inc.	20,564	3,933,482
*	Saia, Inc.	3,376	1,130,521
	Schneider National, Inc., Class B	60,940	1,635,630
	Science Applications International Corp.	21,986	2,237,295
	Sensata Technologies Holding PLC	52,970	1,832,232
*	Shoals Technologies Group, Inc., Class A	5,800	54,752
*	SIFCO Industries, Inc.	4,888	30,110
	Simpson Manufacturing Co., Inc.	14,474	2,558,714
*	SiteOne Landscape Supply, Inc.	809	116,124
*	SkyWest, Inc.	22,136	2,136,567
	Snap-on, Inc.	7,030	2,573,753
*	Southland Holdings, Inc.	2,770	5,152
	Southwest Airlines Co.	157,011	7,461,163
*	SPX Technologies, Inc.	16,163	3,368,531
	SS&C Technologies Holdings, Inc.	71,637	5,866,354

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Standex International Corp.	258	$61,920
	Stanley Black & Decker, Inc.	29,284	2,303,479
*	Star Equity Holdings, Inc.	4,041	41,501
*	Sterling Infrastructure, Inc.	9,141	3,271,655
*	Sun Country Airlines Holdings, Inc.	16,388	287,446
*	Sunrun, Inc.	119,935	2,278,765
*	TaskUS, Inc., Class A	16,400	177,120
*	Taylor Devices, Inc.	432	31,424
	Tecnoglass, Inc.	21,226	1,038,164
	Tennant Co.	13,471	1,025,008
	Terex Corp.	44,692	2,547,444
	Tetra Tech, Inc.	45,010	1,695,077
	Textron, Inc.	39,046	3,438,391
*	Thermon Group Holdings, Inc.	26,250	1,187,812
*	TIC Solutions, Inc.	43,971	444,107
	Timken Co.	35,176	3,278,051
*	Titan International, Inc.	37,200	354,888
*	Titan Machinery, Inc.	13,481	219,336
	Toro Co.	32,509	2,974,573
	Trane Technologies PLC	11,148	4,688,626
*	Transcat, Inc.	103	6,212
	TransDigm Group, Inc.	112	159,884
	TransUnion	17,540	1,386,011
*	Trex Co., Inc.	16,675	690,678
	TriNet Group, Inc.	12,797	783,688
	Trinity Industries, Inc.	60,896	1,750,151
*	TrueBlue, Inc.	18,191	97,504
	Tutor Perini Corp.	39,272	3,098,168
	Twin Disc, Inc.	12,774	219,585
	UFP Industries, Inc.	21,917	2,263,588
*	U-Haul Holding Co. (UHAL US)	7,228	408,743
	U-Haul Holding Co. (UHAL/B US)	61,504	3,155,770
	UL Solutions, Inc., Class A	12,348	867,200
*	Ultralife Corp.	13,766	87,827
	UniFirst Corp.	8,763	1,884,045
	Union Pacific Corp.	42,840	10,071,684
*	United Airlines Holdings, Inc.	95,638	9,785,680
	United Parcel Service, Inc., Class B	62,221	6,609,115
	United Rentals, Inc.	14,462	11,310,152
	Universal Logistics Holdings, Inc.	15,307	245,065
#*	Upwork, Inc.	39,922	799,638
*	V2X, Inc.	17,366	1,195,302
		Shares	Value†
INDUSTRIALS — (Continued)
	Valmont Industries, Inc.	8,248	$3,674,979
	Veralto Corp.	23,385	2,314,647
	Verisk Analytics, Inc.	16,886	3,672,030
*	Verra Mobility Corp.	71,811	1,385,952
	Vertiv Holdings Co., Class A	45,282	8,430,603
	Vestis Corp.	59,067	385,708
	Virco Mfg. Corp.	17,465	122,080
*	VirTra, Inc.	2,086	9,783
	VSE Corp.	393	85,898
	Wabash National Corp.	23,463	237,680
	Waste Management, Inc.	29,343	6,521,188
	Watsco, Inc. (WSO US)	60	23,187
»	Watsco, Inc. (WSO/B US), Class B	1,205	465,106
	Watts Water Technologies, Inc., Class A	9,489	2,840,153
	Werner Enterprises, Inc.	45,808	1,568,924
	WESCO International, Inc.	17,147	4,962,856
	Westinghouse Air Brake Technologies Corp.	15,062	3,466,369
*	Willdan Group, Inc.	182	22,968
	Willis Lease Finance Corp.	6,272	1,143,260
	WillScot Holdings Corp.	68,847	1,379,005
	Woodward, Inc.	916	291,141
	Worthington Enterprises, Inc.	974	54,125
	WW Grainger, Inc.	5,684	6,138,379
*	XPO, Inc.	23,874	3,535,978
	Xylem, Inc.	1,758	242,375
	Zurn Elkay Water Solutions Corp.	14,032	647,016
TOTAL INDUSTRIALS			747,345,358
INFORMATION TECHNOLOGY — (21.6%)
	A10 Networks, Inc.	15,434	269,169
	Accenture PLC, Class A	24,327	6,413,570
*	ACCESS Newswire, Inc.	411	3,551
*	ACI Worldwide, Inc.	50,283	2,180,271
	Adeia, Inc.	66,896	1,210,149
*	Adobe, Inc.	19,798	5,805,764
*	Akamai Technologies, Inc.	27,351	2,657,150
*	Alarm.com Holdings, Inc.	1,911	93,219

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alithya Group, Inc., Class A	7,489	$9,736
*	Alpha & Omega Semiconductor Ltd.	17,378	384,054
*	Ambarella, Inc.	892	57,124
	Amdocs Ltd.	24,155	1,979,261
	Amkor Technology, Inc.	112,209	5,423,061
	Amphenol Corp., Class A	12,124	1,746,826
*	AmpliTech Group, Inc.	2,708	8,232
*	Amtech Systems, Inc.	7,816	131,387
	Apple, Inc.	838,642	217,610,826
	Applied Materials, Inc.	33,017	10,642,039
*	Applied Optoelectronics, Inc.	327	14,260
*	AppLovin Corp., Class A	47,377	22,414,532
*	Arrow Electronics, Inc.	20,195	2,675,636
*	ASGN, Inc.	28,304	1,474,355
*	AstroNova, Inc.	7,311	66,457
*	Autodesk, Inc.	14,075	3,559,145
*	Aviat Networks, Inc.	8,195	178,733
	Avnet, Inc.	43,989	2,744,474
*	Axcelis Technologies, Inc.	17,674	1,556,549
	Bel Fuse, Inc. (BELFA US), Class A	53	9,739
	Belden, Inc.	20,613	2,422,234
	Benchmark Electronics, Inc.	23,086	1,203,704
*	Bill Holdings, Inc.	37,921	1,637,050
*	BK Technologies Corp.	1,780	135,778
*	Blackbaud, Inc.	18,533	995,222
*	Box, Inc., Class A	19,290	489,002
*	C3.ai, Inc., Class A	40,774	448,922
*	CCC Intelligent Solutions Holdings, Inc.	114,278	866,227
	CDW Corp.	21,649	2,736,217
*	Cerence, Inc.	22,454	254,404
*	CEVA, Inc.	11,017	232,349
#*	Cipher Mining, Inc.	79,073	1,262,005
*	Cirrus Logic, Inc.	18,390	2,396,953
	Cisco Systems, Inc.	155,279	12,161,451
#*	Cleanspark, Inc.	99,075	1,173,048
	Clear Secure, Inc., Class A	32,508	1,060,411
*	Clearfield, Inc.	6,868	204,460
	Climb Global Solutions, Inc.	1,039	123,215
*	Coda Octopus Group, Inc.	4,669	49,725
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognizant Technology Solutions Corp., Class A	101,945	$8,365,607
*	Coherent Corp.	1,638	347,551
*	Cohu, Inc.	27,155	775,004
*	Comtech Telecommunications Corp.	14,120	78,507
*	Consensus Cloud Solutions, Inc.	3,598	76,853
	Corning, Inc.	109,028	11,257,141
*	Corsair Gaming, Inc.	18,331	93,488
	Crane NXT Co.	29,777	1,504,334
*	Crexendo, Inc.	696	4,872
*	CS Disco, Inc.	10,253	64,081
	CSP, Inc.	248	2,832
	CTS Corp.	10,517	540,679
*	CVD Equipment Corp.	5,741	27,614
*	Daily Journal Corp.	417	244,516
*	Daktronics, Inc.	1,015	23,497
*	Data I/O Corp.	1,500	4,650
*	Diebold Nixdorf, Inc.	14,813	1,022,245
#*	Digi International, Inc.	28,395	1,222,973
*	Diodes, Inc.	27,096	1,603,812
	Dolby Laboratories, Inc., Class A	9,369	601,396
*	Dropbox, Inc., Class A	20,775	529,347
*	DXC Technology Co.	123,923	1,788,209
*	Eastman Kodak Co.	22,768	166,662
*	Electro-Sensors, Inc.	1,426	6,160
*	EPAM Systems, Inc.	8,681	1,810,857
	ePlus, Inc.	6,936	595,178
*	Everspin Technologies, Inc.	11,400	148,086
*	F5, Inc.	11,981	3,302,083
*	Fabrinet	553	270,660
*	Fastly, Inc., Class A	54,540	504,495
*	First Solar, Inc.	21,224	4,786,437
*	Five9, Inc.	25,472	449,836
*	Flex Ltd.	74,571	4,700,956
*	Fortinet, Inc.	60,967	4,954,178
	Franklin Wireless Corp.	6,922	28,449
*	Frequency Electronics, Inc.	189	9,938
*	Gartner, Inc.	8,805	1,845,616
	Gen Digital, Inc.	83,340	1,999,327
*	GLOBALFOUNDRIES, Inc.	527	22,239
*	Globant SA	1,182	79,052
*	GoDaddy, Inc., Class A	17,571	1,766,237
*	Grid Dynamics Holdings, Inc.	24,160	199,803
	Hackett Group, Inc.	15,814	288,606
*	Harmonic, Inc.	18,271	177,594

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hewlett Packard Enterprise Co.	284,630	$6,125,238
*	I3 Verticals, Inc., Class A	7,584	168,441
*	Ichor Holdings Ltd.	19,091	579,221
*	Identiv, Inc.	1,852	6,149
	Information Services Group, Inc.	7,246	40,360
*	Insight Enterprises, Inc.	12,166	1,022,187
*	Intel Corp.	142,832	6,637,403
#	InterDigital, Inc.	15,946	5,205,412
	International Business Machines Corp.	75,433	23,135,301
*	inTEST Corp.	11,005	100,696
*	IPG Photonics Corp.	16,293	1,505,636
*	Itron, Inc.	13,838	1,371,069
	Jabil, Inc.	23,216	5,506,603
*»	Jamf Holding Corp.	6,415	83,716
*	Key Tronic Corp.	10,062	28,475
*	Keysight Technologies, Inc.	1,776	384,202
*	Kimball Electronics, Inc.	17,579	531,062
	KLA Corp.	10,803	15,426,036
*	Knowles Corp.	59,564	1,443,831
	Kulicke & Soffa Industries, Inc.	7,431	426,019
*	KVH Industries, Inc.	9,686	64,702
*	Kyndryl Holdings, Inc.	77,532	1,783,236
	Lam Research Corp.	64,767	15,120,504
*	Lantronix, Inc.	8,601	57,111
*	LGL Group, Inc.	2,275	16,448
	Littelfuse, Inc.	4,575	1,481,202
*	LiveRamp Holdings, Inc.	38,401	935,064
*	Magnachip Semiconductor Corp.	363	1,053
*	Manhattan Associates, Inc.	4,325	653,118
*	MaxLinear, Inc.	21,600	374,760
	Methode Electronics, Inc.	17,071	136,397
	Micron Technology, Inc.	47,387	19,659,919
	Microsoft Corp.	473,014	203,533,194
*	Mirion Technologies, Inc.	6,773	168,241
*	Mitek Systems, Inc.	25,235	252,855
	MKS, Inc.	9,726	2,289,598
	Motorola Solutions, Inc.	13,086	5,267,638
*	M-Tron Industries, Inc.	92	6,002
*	N-able, Inc.	620	3,763
	Napco Security Technologies, Inc.	382	14,092
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	nCino, Inc.	33,787	$721,352
*	NCR Voyix Corp.	48,601	482,122
	NetApp, Inc.	39,465	3,802,453
*	NETGEAR, Inc.	23,274	486,659
*	NetScout Systems, Inc.	34,985	972,933
*	NetSol Technologies, Inc.	2,729	9,715
*	nLight, Inc.	1,048	47,799
*	Nutanix, Inc., Class A	1,759	69,181
	NVE Corp.	2,511	169,467
	NVIDIA Corp.	1,467,246	280,434,728
	NXP Semiconductors NV	42,199	9,542,882
*	Okta, Inc.	4,601	388,692
*	ON Semiconductor Corp.	9,415	563,864
*	ON24, Inc.	1,900	15,143
	OneSpan, Inc.	6,338	74,662
*	Optical Cable Corp.	6,626	32,666
	Oracle Corp.	93,362	15,365,518
*	OSI Systems, Inc.	10,679	2,671,245
*	PAR Technology Corp.	22,282	584,011
	PC Connection, Inc.	18,438	1,084,339
*	PDF Solutions, Inc.	980	31,213
	Pegasystems, Inc.	2,510	109,662
#*	Penguin Solutions, Inc.	31,666	608,304
*	Photronics, Inc.	43,303	1,496,985
*	Plexus Corp.	12,195	2,430,829
	Power Integrations, Inc.	321	14,747
#*	Powerfleet, Inc. NJ	40,162	205,228
*	Progress Software Corp.	20,240	828,221
*	PTC, Inc.	2,655	414,525
	Qnity Electronics, Inc.	19,103	1,837,327
*	Qorvo, Inc.	15,996	1,249,448
	QUALCOMM, Inc.	75,784	11,488,097
*	Qualys, Inc.	9,993	1,318,077
	Ralliant Corp.	10,410	551,418
*	Rambus, Inc.	9,396	1,069,547
	Red Violet, Inc.	491	22,331
*	RF Industries Ltd.	7,730	75,445
*	Ribbon Communications, Inc.	49,873	130,667
	Richardson Electronics Ltd.	10,614	128,323
#*	Riot Platforms, Inc.	43,869	678,653
*	Rogers Corp.	10,818	1,051,942
	Roper Technologies, Inc.	1,240	460,325
	Salesforce, Inc.	19,183	4,072,359
*	Sandisk Corp.	13,293	7,660,091
*	Sanmina Corp.	26,343	3,732,276
*	ScanSource, Inc.	19,268	828,331

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Seagate Technology Holdings PLC	396	$161,445
*	Silicon Laboratories, Inc.	177	25,214
	Skyworks Solutions, Inc.	21,099	1,176,480
*	SoundThinking, Inc.	7,473	52,162
*	Synaptics, Inc.	18,436	1,521,154
*	Tao Synergies, Inc.	1,132	4,834
	TD SYNNEX Corp.	16,335	2,591,874
	TE Connectivity PLC	21,510	4,791,998
*	Teledyne Technologies, Inc.	5,049	3,131,895
*	Telos Corp.	5,593	30,538
*	Teradata Corp.	37,761	1,076,944
	Teradyne, Inc.	6,505	1,568,030
	Texas Instruments, Inc.	31,024	6,687,223
*	TransAct Technologies, Inc.	5,061	18,624
*	Trimble, Inc.	3,483	235,451
*	Trio-Tech International	1,316	7,409
*	TTM Technologies, Inc.	82,128	8,064,970
*	Turtle Beach Corp.	602	7,200
*	Twilio, Inc., Class A	36,089	4,347,281
*	Ultra Clean Holdings, Inc.	26,365	1,151,623
*	Veeco Instruments, Inc.	34,040	1,063,069
	VeriSign, Inc.	400	97,692
*	Viasat, Inc.	39,763	1,796,095
*	Viavi Solutions, Inc.	4,792	117,212
	Vishay Intertechnology, Inc.	72,093	1,452,674
*	Vishay Precision Group, Inc.	7,144	357,772
	Vontier Corp.	59,654	2,237,025
	Western Digital Corp.	43,594	10,908,527
*	WidePoint Corp.	1,177	7,756
#	Xerox Holdings Corp.	82,219	180,060
*	Xperi, Inc.	14,409	81,555
*	Zebra Technologies Corp., Class A	7,934	1,864,331
*	Zoom Communications, Inc.	36,812	3,390,385
TOTAL INFORMATION TECHNOLOGY			1,121,229,561
MATERIALS — (4.3%)
	AdvanSix, Inc.	16,414	259,998
	Air Products & Chemicals, Inc.	14,134	3,851,515
	Albemarle Corp.	20,682	3,528,970
		Shares	Value†
MATERIALS — (Continued)
	Alcoa Corp.	64,969	$3,690,889
*	Alpha Metallurgical Resources, Inc.	8,636	1,811,833
	Amcor PLC	117,449	5,197,118
*	American Vanguard Corp.	16,730	84,988
*	Ampco-Pittsburgh Corp.	3,898	21,712
	AptarGroup, Inc.	14,320	1,789,284
*	Arq, Inc.	3,973	14,144
*	Ascent Industries Co.	9,589	155,438
	Ashland, Inc.	24,097	1,473,772
*	Aspen Aerogels, Inc.	9,245	31,156
	Avery Dennison Corp.	14,302	2,653,164
	Avient Corp.	48,655	1,758,878
*	Axalta Coating Systems Ltd.	85,860	2,883,179
	Balchem Corp.	89	15,145
	Ball Corp.	50,241	2,857,206
	Cabot Corp.	27,246	1,966,889
	Caledonia Mining Corp. PLC	1,210	33,202
	Celanese Corp.	17,857	793,565
*	Century Aluminum Co.	33,056	1,498,428
	CF Industries Holdings, Inc.	47,029	4,384,514
*	Clearwater Paper Corp.	12,278	206,516
*	Cleveland-Cliffs, Inc.	114,992	1,582,290
*	Coeur Mining, Inc.	4,491	91,796
	Commercial Metals Co.	43,991	3,381,588
*	Core Molding Technologies, Inc.	8,981	175,309
	Corteva, Inc.	75,155	5,471,284
	CRH PLC (CRHCF US)	40,463	4,953,076
	Crown Holdings, Inc.	21,143	2,213,249
*	Dakota Gold Corp.	4,688	28,081
	Dow, Inc.	86,734	2,389,522
	DuPont de Nemours, Inc.	38,207	1,678,051
	Eagle Materials, Inc.	13,262	2,702,928
	Eastman Chemical Co.	46,197	3,202,376
	Ecolab, Inc.	9,840	2,774,782
*	Ecovyst, Inc.	53,511	567,752
	Element Solutions, Inc.	67,200	1,955,520
*	Flotek Industries, Inc.	22,931	398,311
	FMC Corp.	4,284	67,687
	Fortitude Gold Corp.	17,074	94,078
	Freeport-McMoRan, Inc.	195,140	11,753,282
	Friedman Industries, Inc.	9,833	193,022

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Graphic Packaging Holding Co.	117,046	$1,714,724
	Greif, Inc. (GEF US), Class A	22,936	1,619,740
	Greif, Inc. (GEF/B US), Class B	8,178	680,246
	Hawkins, Inc.	9,252	1,205,073
	HB Fuller Co.	36,920	2,218,892
	Hecla Mining Co.	11,988	269,970
	Huntsman Corp.	93,640	1,013,185
*	Ingevity Corp.	15,733	1,035,074
	Innospec, Inc.	17,005	1,389,649
	International Flavors & Fragrances, Inc.	27,263	1,903,230
#	International Paper Co.	146,200	5,894,784
*	Intrepid Potash, Inc.	8,190	268,960
	Kaiser Aluminum Corp.	11,837	1,451,453
*	Knife River Corp.	22,604	1,518,311
	Koppers Holdings, Inc.	13,632	401,599
	Kronos Worldwide, Inc.	17,014	89,323
	Linde PLC	28,353	12,956,470
	Louisiana-Pacific Corp.	28,596	2,394,629
*	LSB Industries, Inc.	8,343	77,506
	LyondellBasell Industries NV, Class A	22,793	1,116,857
	Martin Marietta Materials, Inc.	5,541	3,612,455
	Materion Corp.	8,011	1,107,761
	Mativ Holdings, Inc.	36,512	439,970
	Mercer International, Inc.	33,440	67,883
*	Metallus, Inc.	24,539	489,553
	Minerals Technologies, Inc.	17,374	1,142,514
	Mosaic Co.	56,128	1,543,520
	Myers Industries, Inc.	26,133	540,169
	NewMarket Corp.	3,889	2,608,702
	Newmont Corp.	204,681	22,995,910
	Nexa Resources SA	6,124	77,224
	Northern Technologies International Corp.	7,510	68,041
	Nucor Corp.	37,429	6,651,882
*	O-I Glass, Inc.	62,845	960,272
	Olin Corp.	74,255	1,545,246
	Olympic Steel, Inc.	8,241	396,310
	Orion SA	13,586	83,961
	Packaging Corp. of America	17,420	3,876,821
*	Perimeter Solutions, Inc.	69,028	1,805,082
	PPG Industries, Inc.	36,952	4,272,760
		Shares	Value†
MATERIALS — (Continued)
	Quaker Chemical Corp.	4,811	$739,643
*	Ramaco Resources, Inc. (METC US), Class A	25,100	489,701
	Ramaco Resources, Inc. (METCB US), Class B	1	13
*	Ranpak Holdings Corp.	24,217	122,054
*	Rayonier Advanced Materials, Inc.	41,212	319,805
	Reliance, Inc.	11,374	3,747,733
††	Resolute Forest Products, Inc.	66,341	17,667
	Royal Gold, Inc.	4,062	1,069,565
	RPM International, Inc.	15,482	1,655,955
#	Ryerson Holding Corp.	18,801	530,564
	Sealed Air Corp.	28,581	1,196,972
	Sensient Technologies Corp.	19,279	1,822,251
	Sherwin-Williams Co.	12,345	4,378,031
	Silgan Holdings, Inc.	37,024	1,597,586
*	Smith-Midland Corp.	225	7,906
	Smurfit WestRock PLC	51,659	2,150,564
*	Solstice Advanced Materials, Inc.	9,278	573,102
	Sonoco Products Co.	49,403	2,371,344
#	Southern Copper Corp.	8,081	1,537,976
	Steel Dynamics, Inc.	32,107	5,765,454
	Stepan Co.	11,783	678,819
	SunCoke Energy, Inc.	54,395	427,545
	Sylvamo Corp.	22,362	1,094,396
*	Tredegar Corp.	3,100	26,505
	TriMas Corp.	28,073	976,098
	Tronox Holdings PLC	78,633	476,516
	U.S. Lime & Minerals, Inc.	16,311	1,965,965
	Vulcan Materials Co.	12,143	3,649,457
	Warrior Met Coal, Inc.	35,807	3,197,565
	Westlake Corp.	16,252	1,289,109
	Worthington Steel, Inc.	36,170	1,455,119
TOTAL MATERIALS			225,472,178
REAL ESTATE — (0.4%)
*	Alset, Inc.	4,039	12,400
*	AMREP Corp.	1,288	26,765
*	CBRE Group, Inc., Class A	27,401	4,667,212
*	CKX Lands, Inc.	465	5,092
*	Compass, Inc., Class A	75,807	949,104

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Comstock Holding Cos., Inc.	1,210	$13,322
*	CoStar Group, Inc.	400	24,600
*	Cushman & Wakefield Ltd.	107,290	1,763,847
*	Douglas Elliman, Inc.	5,157	13,924
*	Five Point Holdings LLC, Class A	37,942	201,472
*	Forestar Group, Inc.	18,009	468,594
*	FRP Holdings, Inc.	15,010	358,889
*	Howard Hughes Holdings, Inc.	34,396	2,808,777
*	Jones Lang LaSalle, Inc.	12,794	4,579,100
*»	JW Mays, Inc.	300	11,868
	Kennedy-Wilson Holdings, Inc.	36,049	355,083
	Marcus & Millichap, Inc.	24,934	678,205
	Newmark Group, Inc., Class A	69,788	1,244,320
*	Seaport Entertainment Group, Inc.	6,765	127,791
	St. Joe Co.	660	43,685
*	Stratus Properties, Inc.	5,422	160,871
*	Tejon Ranch Co.	15,607	251,117
*	Zillow Group, Inc. (Z US), Class C	2,877	181,337
TOTAL REAL ESTATE			18,947,375
UTILITIES — (0.5%)
	Genie Energy Ltd., Class B	9,207	126,780
*	Hallador Energy Co.	26,044	481,553
	MDU Resources Group, Inc.	115,868	2,376,453
	Shares	Value†
UTILITIES — (Continued)
New Jersey Resources Corp.	50,395	$2,493,545
NRG Energy, Inc.	38,056	5,808,487
Ormat Technologies, Inc.	23,616	2,950,583
TXNM Energy, Inc.	10,880	641,050
Vistra Corp.	66,051	10,459,176
TOTAL UTILITIES		25,337,627
TOTAL COMMON STOCKS		5,089,539,596
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*» GameStop Corp. Warrants 10/30/2026	2,163	8,436
TOTAL RIGHTS/WARRANTS		8,436
TOTAL INVESTMENT SECURITIES (Cost $2,976,558,731)		5,089,548,032

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	47,346,996	47,346,996
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	5,436,568	62,884,780
TOTAL INVESTMENTS — (100.0%)
(Cost $3,086,790,504)^^			$5,199,779,808
As of January 31, 2026, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	116	03/20/26	$40,421,352	$40,401,350	$(20,002)
Total Futures Contracts			$40,421,352	$40,401,350	$(20,002)

U.S. Vector Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$445,258,547	—	—	$445,258,547
Consumer Discretionary	531,656,011	$1,695	—	531,657,706
Consumer Staples	257,232,833	147,868	—	257,380,701
Energy	323,067,936	—	—	323,067,936
Financials	959,953,536	11,723	—	959,965,259
Health Care	433,613,436	—	$263,912	433,877,348
Industrials	746,879,012	466,346	—	747,345,358
Information Technology	1,121,145,845	83,716	—	1,121,229,561
Materials	225,454,511	—	17,667	225,472,178
Real Estate	18,935,507	11,868	—	18,947,375
Utilities	25,337,627	—	—	25,337,627
Rights/Warrants
Consumer Discretionary	—	8,436	—	8,436
Temporary Cash Investments	47,346,996	—	—	47,346,996
Securities Lending Collateral	—	62,884,780	—	62,884,780
Total Investments in Securities	$5,135,881,797	$63,616,432	$281,579˂˃	$5,199,779,808
Financial Instruments
Liabilities
Futures Contracts**	(20,002)	—	—	(20,002)
Total Financial Instruments	$(20,002)	—	—	$(20,002)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.4%)
COMMUNICATION SERVICES — (2.1%)
*	Advantage Solutions, Inc.	2,842	$3,069
*	AMC Networks, Inc., Class A	137,668	1,061,420
*	Angi, Inc.	68,456	888,559
*	Anterix, Inc.	74,716	1,962,416
	Array Digital Infrastructure, Inc.	108,580	5,232,470
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	54,554	2,401,467
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	154,893	6,184,877
	ATN International, Inc.	65,661	1,588,340
*	Bandwidth, Inc., Class A	121,737	1,700,666
*	Boston Omaha Corp., Class A	134,267	1,639,400
*	Bumble, Inc., Class A	96,434	323,054
	Cable One, Inc.	10,417	843,673
*	Cardlytics, Inc.	8,237	7,978
*	Cargurus, Inc.	382,981	12,408,584
*	Cars.com, Inc.	280,595	3,187,559
	Cinemark Holdings, Inc.	553,663	13,110,740
*	Cineverse Corp.	30,815	61,630
*	Clear Channel Outdoor Holdings, Inc.	187,910	392,732
*	Creative Realities, Inc.	3,139	9,794
	CuriosityStream, Inc.	42,657	158,684
*	DHI Group, Inc.	166,145	289,092
*	DoubleVerify Holdings, Inc.	200,432	2,168,674
	Entravision Communications Corp., Class A	215,783	649,507
*	EverQuote, Inc., Class A	103,614	2,352,038
*	EW Scripps Co., Class A	160,904	539,028
*	fuboTV, Inc., Class A	1,392,165	3,104,528
*	Gaia, Inc.	11,477	38,907
*	Gambling.com Group Ltd.	87,886	419,216
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLBKV US), Class C	105,304	$3,895,195
*	GCI Liberty, Inc. (GLIBA US), Class A	11,950	447,766
*	Globalstar, Inc.	17,432	1,074,160
*	Gogo, Inc.	214,461	984,376
	Gray Media, Inc. GTN US	322,309	1,453,614
	Gray Media, Inc. GTNA US, Class A	3,603	46,443
*	Grindr, Inc.	309,916	3,508,249
*	Harte Hanks, Inc.	6,069	18,389
	IDT Corp., Class B	165,635	8,054,830
*	iHeartMedia, Inc., Class A	5,050	16,362
*	IMAX Corp.	237,915	8,305,613
*	Intelligent Protection Management Corp.	3,698	6,435
	Iridium Communications, Inc.	441,029	8,785,298
*	IZEA Worldwide, Inc.	3,078	10,835
	John Wiley & Sons, Inc. (WLY US), Class A	158,237	4,941,741
*	Liberty Broadband Corp. (LBRDA US), Class A	44,930	2,157,539
*	Liberty Broadband Corp. (LBRDK US), Class C	327,218	15,742,458
*	Liberty Global Ltd. (LBTYA US), Class A	579,261	6,424,004
*	Liberty Global Ltd. (LBTYK US), Class C	523,982	5,805,721
*	Liberty Latin America Ltd. (LILA US), Class A	122,362	944,635
*	Liberty Latin America Ltd. (LILAK US), Class C	711,467	5,535,213
*	Lionsgate Studios Corp.	163,373	1,542,241
*	Lumen Technologies, Inc.	3,354,004	29,582,315

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Madison Square Garden Entertainment Corp.	169,316	$10,475,581
*	Madison Square Garden Sports Corp.	41,111	11,657,024
*	Magnite, Inc.	591,960	8,565,661
	Marcus Corp.	105,256	1,588,313
	Match Group, Inc.	780,769	24,320,954
*	MediaAlpha, Inc., Class A	128,333	1,312,847
	National CineMedia, Inc.	187,198	675,785
	New York Times Co., Class A	558,181	40,920,249
	Nexstar Media Group, Inc.	122,031	25,916,944
*	Nextdoor Holdings, Inc.	380,958	746,678
*	Optimum Communications, Inc., Class A	745,499	1,140,613
	Paramount Skydance Corp., Class B	152,424	1,708,673
	Pegasus Cos., Inc.	24	1,608
*	PubMatic, Inc., Class A	49,575	359,914
*	QuinStreet, Inc.	253,838	3,373,507
*»	Reading International, Inc. (RDIB US), Class B	2,710	30,948
*	Reservoir Media, Inc.	33,016	249,271
	Saga Communications, Inc., Class A	23,770	270,503
	Scholastic Corp.	115,804	4,049,666
	Shenandoah Telecommunications Co.	242,470	2,878,119
	Shutterstock, Inc.	146,622	2,910,447
	Sinclair, Inc.	198,408	2,878,900
	Sirius XM Holdings, Inc.	77,727	1,581,744
*	Sphere Entertainment Co.	125,822	12,017,259
	Spok Holdings, Inc.	90,441	1,245,373
*	Stagwell, Inc.	749,523	4,504,633
*	Starz Entertainment Corp.	10,891	108,801
*	TechTarget, Inc.	193,190	1,012,316
	TEGNA, Inc.	770,956	14,771,517
	Telephone & Data Systems, Inc.	461,679	20,835,573
*	Thryv Holdings, Inc.	59,666	286,993
	Townsquare Media, Inc., Class A	19,420	127,589
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Travelzoo	23,527	$137,633
*	TripAdvisor, Inc.	511,658	6,799,935
*	Uniti Group, Inc.	552,166	4,594,021
*	Urban One, Inc. UONE US	3,819	52,015
*	Urban One, Inc. UONEK US	4,807	43,263
*	USA TODAY Co., Inc.	597,509	3,537,253
*	Vivid Seats, Inc., Class A	9,500	69,255
*	Webtoon Entertainment, Inc.	3,712	44,878
*	Yelp, Inc.	303,242	8,302,766
	Zedge, Inc., Class B	9,282	28,867
*	Ziff Davis, Inc.	170,044	6,499,082
*	ZoomInfo Technologies, Inc.	1,157,100	9,314,655
TOTAL COMMUNICATION SERVICES			413,959,160
CONSUMER DISCRETIONARY — (12.2%)
*	1-800-Flowers.com, Inc., Class A	150,469	650,026
*	1stdibs.com, Inc.	34,371	188,353
*	Abercrombie & Fitch Co., Class A	211,875	20,685,356
	Academy Sports & Outdoors, Inc.	332,056	18,266,401
*	Accel Entertainment, Inc.	121,562	1,374,866
	Acushnet Holdings Corp.	279,755	27,119,450
*	Adient PLC	333,778	6,942,582
	ADT, Inc.	2,728,117	21,824,936
*	Adtalem Global Education, Inc.	259,438	26,864,805
	Advance Auto Parts, Inc.	257,210	12,348,652
	AMCON Distributing Co.	3,090	335,141
*	American Axle & Manufacturing Holdings, Inc.	655,360	5,223,219
	American Eagle Outfitters, Inc.	835,317	19,471,239
*	American Outdoor Brands, Inc.	82,864	750,748
*	American Public Education, Inc.	71,613	2,991,991
*	America's Car-Mart, Inc.	37,163	955,832
	Aramark	694,633	26,736,424
*	Arhaus, Inc.	214,636	2,184,995
*	Ark Restaurants Corp.	16,816	110,313
	Arko Corp.	239,024	1,269,217

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Asbury Automotive Group, Inc.	82,861	$19,431,733
	Autoliv, Inc.	234,126	28,385,436
*	AutoNation, Inc.	167,662	34,367,357
*	Bally's Corp.	2,399	36,657
	Bassett Furniture Industries, Inc.	106,151	1,677,186
	Bath & Body Works, Inc.	377,012	8,218,862
*	Beachbody Co., Inc.	1,105	12,575
*	Beazer Homes USA, Inc.	94,454	2,037,373
*	Bed Bath & Beyond, Inc.	157,168	928,863
*	Biglari Holdings, Inc. (BH US), Class B	11,213	4,205,211
*	Biglari Holdings, Inc. (BH/A US), Class A	221	435,109
*	Birkenstock Holding PLC	328,253	12,394,833
*	BJ's Restaurants, Inc.	98,352	4,113,081
	Bloomin' Brands, Inc.	32,628	195,768
*	Boot Barn Holdings, Inc.	136,055	24,283,096
	BorgWarner, Inc.	745,764	35,356,671
*»	Bowl America, Inc.	9,505	0
*	Bright Horizons Family Solutions, Inc.	212,536	19,687,210
	Brightstar Lottery PLC	328,022	4,749,759
*	Brinker International, Inc.	235,900	37,206,148
	Brunswick Corp.	272,140	21,831,071
	Buckle, Inc.	224,930	10,639,189
	Build-A-Bear Workshop, Inc.	58,729	3,504,947
	Caleres, Inc.	136,543	1,668,555
*	Callaway Golf Co.	743,514	10,669,426
*	Capri Holdings Ltd.	402,264	9,079,099
*	CarMax, Inc.	294,363	13,110,928
	Carriage Services, Inc.	70,021	3,004,601
	Carter's, Inc.	53,559	1,853,677
*	Cato Corp., Class A	67,214	205,003
*	Cava Group, Inc.	268,301	16,264,407
*	Cavco Industries, Inc.	42,219	20,772,592
	Century Communities, Inc.	155,825	9,813,859
*	Champion Homes, Inc.	254,742	19,966,678
	Cheesecake Factory, Inc.	225,175	13,051,143
	Choice Hotels International, Inc.	157,839	16,225,849
	Churchill Downs, Inc.	7,419	729,733
*	Citi Trends, Inc.	36,984	1,595,860
	Clarus Corp.	149,970	574,385
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Columbia Sportswear Co.	225,164	$12,447,066
*	Cooper-Standard Holdings, Inc.	78,247	2,454,608
*	Coursera, Inc.	296,372	1,796,014
	Cracker Barrel Old Country Store, Inc.	42,553	1,281,696
	Cricut, Inc., Class A	174,694	780,882
*	Crocs, Inc.	97,115	8,149,891
*	Culp, Inc.	31,633	111,348
	Dana, Inc.	597,399	17,264,831
*	Dave & Buster's Entertainment, Inc.	43,984	825,580
*	Deckers Outdoor Corp.	103,467	12,347,752
	Designer Brands, Inc., Class A	8,889	56,356
*	Destination XL Group, Inc.	211,265	144,294
	Dillard's, Inc., Class A	46,633	28,332,346
	Dine Brands Global, Inc.	35,159	1,209,118
*	Dorman Products, Inc.	135,687	16,852,325
*	Dream Finders Homes, Inc., Class A	65,473	1,204,048
*	Driven Brands Holdings, Inc.	398,015	6,189,133
*	Duluth Holdings, Inc., Class B	122,280	294,695
*	Duolingo, Inc.	40,624	5,446,053
*	Dutch Bros, Inc., Class A	228,039	12,403,041
*	El Pollo Loco Holdings, Inc.	136,303	1,380,749
*	Envela Corp.	19,113	260,701
	Escalade, Inc.	56,160	816,566
	Ethan Allen Interiors, Inc.	113,467	2,601,798
*	Etsy, Inc.	336,416	17,816,591
*	Figs, Inc., Class A	554,131	5,990,156
*	First Watch Restaurant Group, Inc.	244,241	3,905,414
*	Five Below, Inc.	131,388	25,179,196
	Flanigan's Enterprises, Inc.	9,481	308,370
	Flexsteel Industries, Inc.	26,039	1,042,341
*	Floor & Decor Holdings, Inc., Class A	288,262	19,013,762
*	Fox Factory Holding Corp.	186,118	3,424,571
*	Frontdoor, Inc.	259,862	15,360,443

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Full House Resorts, Inc.	17,234	$39,983
*	Funko, Inc., Class A	107,028	434,534
	Gap, Inc.	1,382,363	38,678,517
	Garrett Motion, Inc.	796,949	14,376,960
*	Genesco, Inc.	48,314	1,397,724
	Gentex Corp.	718,542	16,533,651
*	Gentherm, Inc.	134,801	4,308,240
*	GigaCloud Technology, Inc., Class A	48,417	1,933,291
	G-III Apparel Group Ltd.	197,264	5,789,698
*	Global Business Travel Group I	212,358	1,454,652
	Gold.com, Inc.	103,476	5,365,231
	Golden Entertainment, Inc.	29,776	801,570
*	Goodyear Tire & Rubber Co.	1,179,776	11,101,692
	Graham Holdings Co., Class B	25,437	29,675,567
*	Grand Canyon Education, Inc.	128,404	22,321,751
*	Green Brick Partners, Inc.	128,392	8,909,121
	Group 1 Automotive, Inc.	54,518	19,313,547
*	Groupon, Inc.	97,419	1,378,479
	H&R Block, Inc.	595,381	23,487,780
	Hamilton Beach Brands Holding Co., Class A	44,464	848,818
	Harley-Davidson, Inc.	203,423	4,027,775
	Hasbro, Inc.	455,044	40,639,980
	Haverty Furniture Cos., Inc. (HVT US)	66,937	1,694,845
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	3,785	96,158
*	Helen of Troy Ltd.	44,576	738,179
*	Hilton Grand Vacations, Inc.	349,730	15,776,320
*	Holley, Inc.	264,977	1,020,161
	Hooker Furnishings Corp.	48,234	640,065
*	Hovnanian Enterprises, Inc., Class A	20,869	2,350,893
*	Inspired Entertainment, Inc.	58,719	524,361
	Installed Building Products, Inc.	122,810	35,386,473
	J Jill, Inc.	43,158	673,696
	JAKKS Pacific, Inc.	41,664	761,201
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Jerash Holdings U.S., Inc.	8,187	$25,052
	Johnson Outdoors, Inc., Class A	40,294	1,828,945
	KB Home	321,169	18,480,064
	Kohl's Corp.	437,362	7,640,714
	Kontoor Brands, Inc.	242,048	14,457,527
	Krispy Kreme, Inc.	65,022	204,819
*	Kura Sushi USA, Inc., Class A	43,021	2,874,233
	Lakeland Industries, Inc.	42,798	403,157
*	Lands' End, Inc.	130,901	2,324,802
*	Latham Group, Inc.	188,938	1,188,420
*	Laureate Education, Inc.	697,477	23,923,461
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	182,407	6,641,439
	LCI Industries	112,609	16,518,614
	Lear Corp.	180,267	21,107,463
*	Legacy Education, Inc.	7,064	71,205
*	Legacy Housing Corp.	67,733	1,405,460
	Leggett & Platt, Inc.	478,352	5,582,368
	Levi Strauss & Co., Class A	341,483	6,788,682
*	LGI Homes, Inc.	56,137	2,813,025
*	Life Time Group Holdings, Inc.	654,478	19,091,123
	Lifetime Brands, Inc.	66,993	211,028
*	Lincoln Educational Services Corp.	132,049	3,520,426
*	Lindblad Expeditions Holdings, Inc.	144,090	2,401,980
	Lithia Motors, Inc.	77,537	25,078,567
*	Live Ventures, Inc.	5,483	109,989
	LKQ Corp.	531,993	17,475,970
*	Lovesac Co.	34,281	456,623
*	Lucid Group, Inc.	141,438	1,565,719
*	M/I Homes, Inc.	119,111	15,925,141
	Macy's, Inc.	1,108,954	22,201,259
*	Malibu Boats, Inc., Class A	85,629	2,782,943
	Marine Products Corp.	104,268	1,007,229
*	MarineMax, Inc.	95,620	2,584,609
	Marriott Vacations Worldwide Corp.	166,593	9,047,666
*	MasterCraft Boat Holdings, Inc.	68,195	1,468,238
*	Mattel, Inc.	1,113,384	23,258,592
	Matthews International Corp., Class A	95,935	2,522,131
	Meritage Homes Corp.	319,437	22,204,066
*	Mister Car Wash, Inc.	844,968	4,689,572

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mobileye Global, Inc., Class A	132,542	$1,190,227
*	Mohawk Industries, Inc.	216,030	25,573,631
	Monarch Casino & Resort, Inc.	25,331	2,318,546
	Monro, Inc.	123,758	2,316,750
*	Motorcar Parts of America, Inc.	82,746	1,028,533
	Movado Group, Inc.	68,612	1,564,354
	Murphy USA, Inc.	53,860	22,756,389
	Nathan's Famous, Inc.	49,064	4,961,352
*	National Vision Holdings, Inc.	331,535	8,735,947
	Newell Brands, Inc.	815,088	3,464,124
*	Norwegian Cruise Line Holdings Ltd.	1,222,037	26,835,933
*	Ollie's Bargain Outlet Holdings, Inc.	275,451	30,385,000
	OneSpaWorld Holdings Ltd.	453,771	8,916,600
*	OneWater Marine, Inc., Class A	18,845	250,262
	Oxford Industries, Inc.	50,485	1,860,372
	Papa John's International, Inc.	145,592	5,120,471
	Patrick Industries, Inc.	146,986	18,545,224
	Penske Automotive Group, Inc.	19,099	2,994,532
	Perdoceo Education Corp.	304,617	9,756,883
*	Petco Health & Wellness Co., Inc.	941,659	2,533,063
*	PetMed Express, Inc.	8,897	28,381
	Phinia, Inc.	152,092	10,824,388
*	Planet Fitness, Inc., Class A	292,372	26,617,547
	Polaris, Inc.	140,342	8,959,433
	Pool Corp.	47,283	12,014,137
*	Portillo's, Inc., Class A	14,306	80,829
*	Pursuit Attractions & Hospitality, Inc.	116,188	4,035,209
	PVH Corp.	238,349	14,863,444
*	QuantumScape Corp.	537,326	4,755,335
	RCI Hospitality Holdings, Inc.	36,427	875,705
	Red Rock Resorts, Inc., Class A	65,674	4,146,000
*	Revolve Group, Inc.	171,689	4,747,201
*	RH	23,579	4,688,213
*	RideNow Group, Inc.	1,094	5,372
	Rocky Brands, Inc.	50,369	1,621,378
*	Rush Street Interactive, Inc.	175,151	3,094,918
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sabre Corp.	844,369	$1,097,680
*	Sally Beauty Holdings, Inc.	437,597	6,660,226
*	Savers Value Village, Inc.	267,914	2,775,589
	Service Corp. International	223,180	17,950,367
*	Shake Shack, Inc., Class A	180,177	15,958,277
	Shoe Carnival, Inc.	121,970	2,324,748
	Signet Jewelers Ltd.	183,000	16,885,410
*	Sleep Number Corp.	12,897	150,121
	Smith & Wesson Brands, Inc.	195,849	2,138,671
*	Smith Douglas Homes Corp.	6,299	113,634
*	Solid Power, Inc.	519,441	2,327,096
	Somnigroup International, Inc.	62,542	5,494,315
	Sonic Automotive, Inc., Class A	144,746	8,678,970
*	Sonos, Inc.	496,924	7,130,859
*	Sportsman's Warehouse Holdings, Inc.	156,922	214,983
	Standard Motor Products, Inc.	97,162	3,879,679
	Steven Madden Ltd.	322,983	14,172,494
*	Stitch Fix, Inc., Class A	471,012	2,260,858
*	Stoneridge, Inc.	58,041	381,910
	Strategic Education, Inc.	109,347	9,296,682
*	Strattec Security Corp.	14,534	1,149,930
*	Stride, Inc.	285,074	24,117,260
	Sturm Ruger & Co., Inc.	63,349	2,324,275
	Superior Group of Cos., Inc.	51,179	509,743
*	Sweetgreen, Inc., Class A	160,661	986,459
*	Target Hospitality Corp.	104,717	721,500
*	Taylor Morrison Home Corp.	581,617	35,449,556
	Texas Roadhouse, Inc.	108,162	19,454,017
	Thor Industries, Inc.	201,917	22,588,455
*	Tilly's, Inc., Class A	72,596	106,716
	Toll Brothers, Inc.	90,262	13,041,956
*	TopBuild Corp.	68,204	31,922,882
	Travel & Leisure Co.	311,945	21,692,655
*	Tri Pointe Homes, Inc.	524,120	17,479,402
*	Udemy, Inc.	298,783	1,437,146

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Under Armour, Inc. (UA US), Class C	838,345	$5,088,754
*	Under Armour, Inc. (UAA US), Class A	428,919	2,646,430
*	Unifi, Inc.	80,913	312,324
*	United Parks & Resorts, Inc.	234,146	8,815,597
*	Universal Electronics, Inc.	34,049	134,494
*	Universal Technical Institute, Inc.	235,454	6,552,685
	Upbound Group, Inc.	177,798	3,360,382
*	Urban Outfitters, Inc.	580,115	41,101,148
	Vail Resorts, Inc.	122,043	16,240,262
*	Valvoline, Inc.	836,626	27,374,403
*	Vera Bradley, Inc.	86,541	207,698
	VF Corp.	1,104,733	21,641,719
*	Victoria's Secret & Co.	300,850	16,399,334
*	Vince Holding Corp.	11,282	30,461
	Visteon Corp.	130,526	11,859,592
*	Warby Parker, Inc., Class A	405,368	10,340,938
*	Wayfair, Inc., Class A	128,130	13,260,174
	Wendy's Co.	901,219	7,020,496
	Weyco Group, Inc.	56,235	1,778,151
	Whirlpool Corp.	169,877	13,588,461
	Wingstop, Inc.	65,934	17,500,862
	Winmark Corp.	15,984	7,203,829
	Winnebago Industries, Inc.	125,071	5,742,010
	Wolverine World Wide, Inc.	272,111	4,821,807
	Wyndham Hotels & Resorts, Inc.	273,680	19,921,167
	Wynn Resorts Ltd.	231,690	24,895,091
*	XPEL, Inc.	94,274	4,856,054
*	YETI Holdings, Inc.	350,715	16,031,183
*	Zumiez, Inc.	75,765	1,864,577
TOTAL CONSUMER DISCRETIONARY			2,365,563,732
CONSUMER STAPLES — (3.6%)
	Albertsons Cos., Inc., Class A	1,129,322	18,803,211
	Alico, Inc.	33,310	1,376,036
	Andersons, Inc.	165,038	10,230,706
	B&G Foods, Inc.	349,100	1,525,567
*	BellRing Brands, Inc.	411,849	10,242,685
*	BJ's Wholesale Club Holdings, Inc.	178,002	16,454,505
*	Boston Beer Co., Inc. , Class A	23,409	5,000,631
*	Bridgford Foods Corp.	27,242	205,950
	Brown-Forman Corp. (BFB US), Class B	35,856	981,379
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Calavo Growers, Inc.	73,122	$1,860,224
	Cal-Maine Foods, Inc.	215,862	18,030,953
	Campbell's Co.	863,879	24,171,334
*	Central Garden & Pet Co. (CENT US)	60,154	2,035,010
*	Central Garden & Pet Co. (CENTA US), Class A	213,565	6,550,039
*	Chefs' Warehouse, Inc.	181,013	11,385,718
	Clorox Co.	177,767	20,050,340
	Coca-Cola Consolidated, Inc.	127,465	19,382,328
*	Coffee Holding Co., Inc.	700	2,233
	Conagra Brands, Inc.	805,417	14,908,269
*	Coty, Inc., Class A	1,635,668	5,185,068
*	Darling Ingredients, Inc.	484,903	22,140,671
	Dole PLC	361,992	5,766,533
	Edgewell Personal Care Co.	201,325	3,917,785
*	elf Beauty, Inc.	101,588	8,633,964
	Energizer Holdings, Inc.	203,871	4,450,504
*	Farmer Bros Co.	5,498	9,072
	Flowers Foods, Inc.	527,019	6,023,827
	Fresh Del Monte Produce, Inc.	233,374	9,255,613
*»	Fresh Market, Inc.	285,242	0
*	Freshpet, Inc.	261,188	18,204,804
*	Grocery Outlet Holding Corp.	418,331	3,986,694
*	Herbalife Ltd.	369,615	6,372,163
*	HF Foods Group, Inc.	55,874	106,719
*	Honest Co., Inc.	88,201	217,856
	Hormel Foods Corp.	192,509	4,737,646
	Ingles Markets, Inc., Class A	64,138	4,801,371
	Ingredion, Inc.	262,510	31,002,431
	Interparfums, Inc.	142,859	13,938,753
	J&J Snack Foods Corp.	86,521	8,219,495
	J.M. Smucker Co.	130,204	13,653,191
	John B Sanfilippo & Son, Inc.	39,954	3,232,279
*	Laird Superfood, Inc.	12,003	37,329
	Lamb Weston Holdings, Inc.	452,481	20,782,452
	Lifevantage Corp.	72,727	385,453
*	Lifeway Foods, Inc.	31,401	691,764
	Limoneira Co.	71,350	1,027,440
*	Mama's Creations, Inc.	115,741	1,747,689
*	Maplebear, Inc.	508,247	18,886,459
	Marzetti Co.	122,603	21,034,997
*	Medifast, Inc.	24,136	276,116
	MGP Ingredients, Inc.	94,046	2,342,686

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Mission Produce, Inc.	180,186	$2,425,304
	Molson Coors Beverage Co., Class B	402,958	19,358,102
*	National Beverage Corp.	294,705	10,043,546
*	Natural Alternatives International, Inc.	25,533	104,685
	Natural Grocers by Vitamin Cottage, Inc.	109,432	2,989,682
*	Nature's Sunshine Products, Inc.	74,912	1,889,281
	Nu Skin Enterprises, Inc., Class A	104,440	1,108,108
	Oil-Dri Corp. of America	56,224	3,404,363
	Pilgrim's Pride Corp.	278,598	12,082,795
*	Post Holdings, Inc.	246,681	25,237,933
	PriceSmart, Inc.	136,768	19,449,777
	Reynolds Consumer Products, Inc.	515,585	11,946,104
*	Rocky Mountain Chocolate Factory, Inc.	13,940	32,201
	Seaboard Corp.	3,468	17,625,347
*	Seneca Foods Corp. (SENEA US), Class A	46,180	5,510,659
*»	Seneca Foods Corp. (SENEB US), Class B	2,796	330,487
*	Simply Good Foods Co.	237,433	4,456,617
	Spectrum Brands Holdings, Inc.	127,532	8,125,064
*	Sprouts Farmers Market, Inc.	453,242	32,139,390
	Tootsie Roll Industries, Inc.	178,261	6,752,527
*	TreeHouse Foods, Inc.	180,400	4,445,056
	Turning Point Brands, Inc.	100,591	12,186,600
*	United Natural Foods, Inc.	270,596	10,074,289
	United-Guardian, Inc.	8,416	60,679
	Universal Corp.	135,059	7,642,989
*	USANA Health Sciences, Inc.	81,939	1,778,076
	Utz Brands, Inc.	128,511	1,354,506
	Village Super Market, Inc., Class A	61,564	2,195,372
*	Vita Coco Co., Inc.	223,151	11,905,106
*	Vital Farms, Inc.	185,890	5,288,570
	WD-40 Co.	60,239	13,929,064
	Weis Markets, Inc.	154,154	10,968,057
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Zevia PBC, Class A	105,319	$194,840
TOTAL CONSUMER STAPLES			691,301,118
ENERGY — (4.8%)
*	Amplify Energy Corp.	174,278	874,876
	Antero Midstream Corp.	2,072,690	39,008,026
*	Antero Resources Corp.	558,554	20,314,609
	APA Corp.	934,519	24,680,647
	Archrock, Inc.	731,037	21,631,385
	Ardmore Shipping Corp.	181,261	2,341,892
*	Barnwell Industries, Inc.	49,095	54,004
*	BKV Corp.	122,939	3,657,435
	Borr Drilling Ltd.	671,888	3,144,436
*	Bristow Group, Inc.	124,564	5,475,833
	Cactus, Inc., Class A	300,852	16,916,908
	California Resources Corp.	324,730	17,373,055
*	Centrus Energy Corp., Class A	65,989	18,363,419
	Chord Energy Corp. (CHRD US)	23,442	2,349,826
*	Clean Energy Fuels Corp.	955,048	2,101,106
*	CNX Resources Corp.	654,920	25,410,896
*	Comstock Resources, Inc.	1,063,533	25,897,029
*	Comstock, Inc.	74,511	219,807
	Core Laboratories, Inc.	134,369	2,625,570
	Core Natural Resources, Inc.	139,483	13,303,889
	Crescent Energy Co., Class A	918,013	8,968,987
*	CVR Energy, Inc.	361,079	8,210,936
	DHT Holdings, Inc.	721,739	10,342,520
*	DMC Global, Inc.	43,571	374,711
	Dorian LPG Ltd.	188,367	5,562,477
*	DT Midstream, Inc.	274,171	34,551,029
	Energy Services of America Corp.	51,528	464,267
	Epsilon Energy Ltd.	85,687	427,578
	Evolution Petroleum Corp.	86,689	341,555
	Excelerate Energy, Inc., Class A	112,297	4,194,293
*	Expro Group Holdings NV	377,626	6,045,792
*	Forum Energy Technologies, Inc.	50,357	2,278,151
	FutureFuel Corp.	132,390	435,563

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Geospace Technologies Corp.	54,932	$849,249
*	Gevo, Inc.	40,698	79,768
*	Gran Tierra Energy, Inc. (GTE US)	35,986	195,404
	Granite Ridge Resources, Inc.	184,412	925,748
*	Green Plains, Inc.	248,300	2,845,518
*	Gulfport Energy Corp.	51,451	10,504,751
*	Helix Energy Solutions Group, Inc.	640,881	5,088,595
	Helmerich & Payne, Inc.	389,345	13,191,009
	HF Sinclair Corp.	523,273	27,204,963
*	Innovex International, Inc.	190,214	4,726,818
	International Seaways, Inc.	220,143	13,131,530
	Kinetik Holdings, Inc.	208,140	8,515,007
	Kodiak Gas Services, Inc.	348,263	14,630,529
*	Kosmos Energy Ltd.	224,897	355,337
	Liberty Energy, Inc.	731,958	18,042,765
	Magnolia Oil & Gas Corp., Class A	741,092	18,905,257
*	Mammoth Energy Services, Inc.	103,965	243,278
	Matador Resources Co.	417,276	18,877,566
	Mexco Energy Corp.	11,067	116,314
*	MIND Technology, Inc.	2,455	21,481
	Murphy Oil Corp.	566,042	17,032,204
*	Nabors Industries Ltd.	22,426	1,498,954
	NACCO Industries, Inc., Class A	38,337	1,887,330
*	National Energy Services Reunited Corp.	132,272	2,603,113
	Natural Gas Services Group, Inc.	56,219	1,947,426
*	NCS Multistage Holdings, Inc.	3,224	128,573
	Noble Corp. PLC	498,964	17,773,098
	Nordic American Tankers Ltd.	965,623	4,016,992
	Northern Oil & Gas, Inc.	152,860	3,821,500
	NOV, Inc.	1,275,770	23,410,379
*	Oceaneering International, Inc.	436,858	13,149,426
*	Oil States International, Inc.	267,793	2,268,207
*	OPAL Fuels, Inc., Class A	14,890	34,396
	Ovintiv, Inc.	560,615	24,369,934
		Shares	Value†
ENERGY — (Continued)
*	Par Pacific Holdings, Inc.	233,412	$8,808,969
	Patterson-UTI Energy, Inc.	1,528,906	11,512,662
	PBF Energy, Inc., Class A	420,374	14,065,714
	Peabody Energy Corp.	514,765	18,150,614
	Permian Resources Corp.	1,211,147	19,535,801
*	PrimeEnergy Resources Corp.	6,627	1,213,337
*	ProPetro Holding Corp.	419,372	4,818,584
	Range Resources Corp.	837,868	31,713,304
	Ranger Energy Services, Inc., Class A	95,433	1,471,577
*	REX American Resources Corp.	158,667	5,364,531
	Riley Exploration Permian, Inc.	49,901	1,399,723
	RPC, Inc.	882,927	5,871,465
	SandRidge Energy, Inc.	163,695	2,594,566
	Scorpio Tankers, Inc.	224,385	14,275,374
*	SEACOR Marine Holdings, Inc.	104,626	698,902
*	Seadrill Ltd.	255,536	9,833,025
	Select Water Solutions, Inc.	465,548	5,628,475
	SFL Corp. Ltd.	607,516	5,382,592
	SM Energy Co.	986,973	19,216,364
	Smart Sand, Inc.	22,757	105,820
	Solaris Energy Infrastructure, Inc.	174,470	9,628,999
*	Talos Energy, Inc.	713,372	8,503,394
	Teekay Corp. Ltd.	372,841	3,814,163
	Teekay Tankers Ltd., Class A	132,815	8,569,224
*	TETRA Technologies, Inc.	538,979	6,144,361
*	Tidewater, Inc.	220,759	13,795,230
*	Transocean Ltd.	3,366,312	16,730,606
*	Uranium Energy Corp.	1,619,299	27,916,715
	VAALCO Energy, Inc.	251,268	1,291,518
*	Valaris Ltd.	266,559	15,388,451
	Viper Energy, Inc., Class A	106,865	4,524,664
	Vitesse Energy, Inc.	112,439	2,356,721
	Weatherford International PLC	197,815	18,610,435
	Western Midstream Partners LP	8,117	336,531

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	World Kinect Corp.	262,278	$7,057,901
TOTAL ENERGY			926,665,238
FINANCIALS — (19.3%)
	1st Source Corp.	164,414	11,069,995
*	Acacia Research Corp.	352,612	1,403,396
	Acadian Asset Management, Inc.	202,867	11,242,889
	ACNB Corp.	35,762	1,806,696
	Affiliated Managers Group, Inc.	133,025	41,648,797
	Alerus Financial Corp.	100,317	2,469,805
	Ally Financial, Inc.	29,003	1,226,247
*	AlTi Global, Inc.	7,712	36,169
	Amalgamated Financial Corp.	129,927	5,046,365
	Amerant Bancorp, Inc.	177,195	3,845,132
	American Coastal Insurance Corp.	118,237	1,306,519
	American Financial Group, Inc.	71,591	9,326,160
	Ameris Bancorp	321,999	25,959,559
	AMERISAFE, Inc.	86,769	3,263,382
	AmeriServ Financial, Inc.	196,617	648,836
	Ames National Corp.	37,768	985,745
	Arrow Financial Corp.	75,117	2,539,706
	Artisan Partners Asset Management, Inc., Class A	299,902	13,351,637
	Associated Banc-Corp.	744,580	20,297,251
	Associated Capital Group, Inc., Class A	8,441	332,997
	Assurant, Inc.	80,858	19,254,716
	Assured Guaranty Ltd.	229,446	19,468,493
	Atlantic American Corp.	13,763	37,298
	Atlantic Union Bankshares Corp.	630,325	24,481,823
*	Atlanticus Holdings Corp.	66,806	3,449,194
	Auburn National BanCorp, Inc.	3,016	74,978
	Axis Capital Holdings Ltd.	322,506	33,276,169
*	Axos Financial, Inc.	250,698	24,816,595
*	Baldwin Insurance Group, Inc.	268,557	5,886,769
	Banc of California, Inc.	642,702	12,841,186
	BancFirst Corp.	148,327	16,308,554
		Shares	Value†
FINANCIALS — (Continued)
*	Bancorp, Inc.	208,415	$12,388,188
	Bank First Corp.	25,957	3,622,040
	Bank of Hawaii Corp.	187,777	14,041,964
	Bank of Marin Bancorp	68,378	1,835,949
	Bank of NT Butterfield & Son Ltd.	192,299	9,961,088
	Bank OZK	600,276	28,549,127
	Bank7 Corp.	15,044	668,555
	BankUnited, Inc.	552,022	26,204,484
	Bankwell Financial Group, Inc.	33,659	1,622,027
	Banner Corp.	230,073	14,227,714
	Bar Harbor Bankshares	71,135	2,412,188
	BayCom Corp.	49,879	1,455,469
	BCB Bancorp, Inc.	75,830	598,299
	Beacon Financial Corp.	348,087	9,868,266
	BGC Group, Inc., Class A	1,571,141	14,313,095
*	Blue Foundry Bancorp	93,437	1,228,697
	Blue Ridge Bankshares, Inc.	208,427	885,815
	BOK Financial Corp.	233,914	30,394,785
*	Bowhead Specialty Holdings, Inc.	53,519	1,314,427
	Bread Financial Holdings, Inc.	216,997	15,740,962
*	Bridgewater Bancshares, Inc.	103,453	1,987,332
*	Brighthouse Financial, Inc.	259,795	16,642,468
	Burke & Herbert Financial Services Corp.	43,314	2,836,201
	Business First Bancshares, Inc.	115,989	3,267,410
*	BV Financial, Inc.	1,545	29,540
	Byline Bancorp, Inc.	195,036	6,227,499
	C&F Financial Corp.	14,393	1,083,793
	Cadence Bank	830,516	34,973,029
	California BanCorp	60,210	1,083,178
*»	California First Leasing Corp.	1,063	29,530
	Camden National Corp.	80,616	3,834,903
*	Cantaloupe, Inc.	68,330	733,864
	Capital Bancorp, Inc.	55,880	1,716,634
	Capital City Bank Group, Inc.	96,361	4,024,035
	Capitol Federal Financial, Inc.	568,042	4,135,346
*	Carter Bankshares, Inc.	95,311	2,040,609

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cass Information Systems, Inc.	78,425	$3,525,988
	Cathay General Bancorp	312,827	16,010,486
	CB Financial Services, Inc.	6,359	227,843
*	CCUR Holdings, Inc.	16	36,083
	Central Pacific Financial Corp.	117,749	3,835,085
	CF Bankshares, Inc.	8,881	258,526
	Chemung Financial Corp.	20,165	1,225,427
	ChoiceOne Financial Services, Inc.	55,379	1,588,824
	Citizens & Northern Corp.	72,345	1,646,572
	Citizens Community Bancorp, Inc.	13,143	238,414
	Citizens Financial Services, Inc.	1,185	74,951
	City Holding Co.	87,786	10,805,579
	Civista Bancshares, Inc.	89,427	2,157,874
	CNB Financial Corp.	125,318	3,471,309
	CNO Financial Group, Inc.	440,893	18,539,551
*	Coastal Financial Corp.	60,290	5,774,576
	Cohen & Co., Inc.	1,391	25,998
	Cohen & Steers, Inc.	266,931	17,152,986
	Colony Bankcorp, Inc.	61,832	1,203,251
	Columbia Banking System, Inc.	980,212	28,857,441
*	Columbia Financial, Inc.	402,319	6,545,730
	Comerica, Inc.	419,337	37,182,612
	Commerce Bancshares, Inc.	455,373	23,970,835
	Community Financial System, Inc.	233,459	14,591,188
	Community Trust Bancorp, Inc.	141,741	8,745,420
	Community West Bancshares	82,670	1,981,600
	ConnectOne Bancorp, Inc.	217,338	5,785,538
*	Consumer Portfolio Services, Inc.	145,523	1,255,863
	Crawford & Co. (CRD/A US), Class A	179,113	1,943,376
	Crawford & Co. (CRD/B US), Class B	147,712	1,521,434
*	Credit Acceptance Corp.	38,262	19,063,659
		Shares	Value†
FINANCIALS — (Continued)
	Cullen/Frost Bankers, Inc.	187,593	$25,854,067
*	Customers Bancorp, Inc.	145,408	11,490,140
	CVB Financial Corp.	608,712	11,997,714
*	Dave, Inc.	45,531	7,452,969
	Diamond Hill Investment Group, Inc.	20,666	3,541,119
	DigitalBridge Group, Inc.	474,519	7,302,847
	Dime Community Bancshares, Inc.	187,463	6,377,491
	Donegal Group, Inc. (DGICA US), Class A	173,893	3,246,582
	Donegal Group, Inc. (DGICB US), Class B	5,267	87,327
*	Donnelley Financial Solutions, Inc.	121,439	6,284,468
	Eagle Bancorp Montana, Inc.	20,209	438,737
	Eagle Bancorp, Inc.	132,440	3,544,094
	Eagle Financial Services, Inc.	5,235	200,553
	Eastern Bankshares, Inc.	966,172	19,792,033
*	eHealth, Inc.	131,427	371,938
	Employers Holdings, Inc.	194,709	8,493,207
	Enact Holdings, Inc.	170,812	6,793,193
*	Encore Capital Group, Inc.	144,232	7,961,606
*	Enova International, Inc.	141,929	23,442,413
	Enterprise Financial Services Corp.	163,369	9,369,212
	Equity Bancshares, Inc., Class A	108,926	5,023,667
	Esquire Financial Holdings, Inc.	35,896	3,827,590
	Essent Group Ltd.	480,224	30,215,694
*	Euronet Worldwide, Inc.	185,295	13,426,476
	Evercore, Inc., Class A	71,748	25,346,416
	EVERTEC, Inc.	301,927	9,060,829
*	EZCORP, Inc., Class A	277,112	5,944,052
	F&G Annuities & Life, Inc.	68,233	2,012,191
	FactSet Research Systems, Inc.	51,834	13,184,496
	Farmers & Merchants Bancorp, Inc.	31,081	833,903

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Farmers National Banc Corp.	162,813	$2,113,313
*	FB Bancorp, Inc.	29,797	386,169
	FB Financial Corp.	228,984	13,173,450
	Federal Agricultural Mortgage Corp. (AGM US), Class C	41,319	6,995,307
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,089	270,881
	Federated Hermes, Inc.	443,904	23,651,205
	Fidelis Insurance Holdings Ltd.	427,854	8,146,340
	Fidelity D&D Bancorp, Inc.	1,359	60,747
*	Finance of America Cos., Inc., Class A	15,632	364,069
	Financial Institutions, Inc.	84,949	2,798,220
	Finward Bancorp	837	30,672
	First American Financial Corp.	368,608	23,288,653
	First BanCorp	1,005,986	22,252,410
	First Bancorp, Inc.	54,707	1,496,236
	First Bancorp/Southern Pines NC	190,551	11,038,619
	First Bank	105,239	1,755,387
	First Busey Corp.	377,782	9,312,326
	First Business Financial Services, Inc.	47,250	2,708,370
	First Capital, Inc.	1,242	73,179
	First Commonwealth Financial Corp.	499,661	9,008,888
	First Community Bankshares, Inc.	142,138	5,119,811
	First Community Corp.	24,883	729,570
	First Financial Bancorp	595,311	17,109,238
	First Financial Bankshares, Inc.	625,120	19,891,318
	First Financial Corp.	52,666	3,431,717
*	First Foundation, Inc.	357,625	2,245,885
	First Hawaiian, Inc.	530,632	14,088,280
	First Horizon Corp.	1,224,205	29,980,780
	First Internet Bancorp	43,189	941,088
	First Interstate BancSystem, Inc., Class A	448,978	15,925,250
	First Merchants Corp.	260,161	10,344,001
	First Mid Bancshares, Inc.	85,052	3,580,689
	First National Corp.	2,504	65,980
		Shares	Value†
FINANCIALS — (Continued)
	First Northwest Bancorp	26,188	$273,141
	First Savings Financial Group, Inc.	11,998	407,692
	First U.S. Bancshares, Inc.	2,966	43,452
	First United Corp.	35,254	1,351,286
*	First Western Financial, Inc.	28,830	725,075
	FirstCash Holdings, Inc.	197,294	33,638,627
*	Firstsun Capital Bancorp	37,673	1,487,330
	Five Star Bancorp	47,266	1,872,679
	Flagstar Bank NA	1,091,368	14,427,885
	Flushing Financial Corp.	147,403	2,327,493
*	Flywire Corp.	433,029	5,456,165
	FNB Corp.	1,616,999	28,378,332
	Franklin Financial Services Corp.	1,411	71,975
	Franklin Resources, Inc.	233,094	6,204,962
	FS Bancorp, Inc.	41,201	1,729,618
	Fulton Financial Corp.	811,152	16,750,289
	FVCBankcorp, Inc.	37,914	574,018
*	GBank Financial Holdings, Inc.	853	27,748
	GCM Grosvenor, Inc., Class A	145,490	1,646,947
*	Genworth Financial, Inc.	2,349,974	19,598,783
	German American Bancorp, Inc.	159,529	6,711,385
	Glacier Bancorp, Inc.	552,863	28,019,097
	Globe Life, Inc.	182,641	25,609,921
*	GoHealth, Inc., Class A	18,764	40,530
*	Goosehead Insurance, Inc., Class A	96,738	5,982,278
	Great Southern Bancorp, Inc.	82,126	5,040,894
*	Green Dot Corp., Class A	235,395	2,867,111
	Greene County Bancorp, Inc.	23,455	549,785
*	Greenlight Capital Re Ltd., Class A	151,202	2,097,172
*	Hagerty, Inc., Class A	33,528	422,788
*	Hamilton Insurance Group Ltd., Class B	183,683	5,097,203
	Hamilton Lane, Inc., Class A	156,213	22,063,524
	Hancock Whitney Corp.	394,913	27,170,014

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hanmi Financial Corp.	133,061	$3,535,431
	Hanover Bancorp, Inc.	864	19,958
	Hanover Insurance Group, Inc.	154,898	26,973,938
	Hawthorn Bancshares, Inc.	8,989	318,300
	HBT Financial, Inc.	86,920	2,345,102
	HCI Group, Inc.	55,242	8,765,248
	Heritage Commerce Corp.	328,041	4,175,962
	Heritage Financial Corp.	197,330	5,093,087
*	Heritage Insurance Holdings, Inc.	132,248	3,447,705
	Hilltop Holdings, Inc.	286,255	10,720,250
	Hingham Institution For Savings	9,393	2,803,341
*	Hippo Holdings, Inc.	88,674	2,642,485
	Home Bancorp, Inc.	33,468	1,997,705
	Home BancShares, Inc.	881,067	25,462,836
	HomeTrust Bancshares, Inc.	73,994	3,190,621
	Hope Bancorp, Inc.	697,615	8,357,428
	Horace Mann Educators Corp.	181,953	8,153,314
	Horizon Bancorp, Inc.	329,848	5,811,922
	Houlihan Lokey, Inc.	35,160	5,918,131
	Independent Bank Corp. (IBCP US)	92,455	3,249,793
	Independent Bank Corp. (INDB US)	221,887	17,924,032
	International Bancshares Corp.	435,130	30,302,453
*	International Money Express, Inc.	96,516	1,492,137
	Invesco Ltd.	1,332,640	36,367,746
	Investar Holding Corp.	41,047	1,167,787
	Investors Title Co.	8,626	2,237,757
	Isabella Bank Corp.	1,069	51,504
	Jack Henry & Associates, Inc.	28,007	5,019,134
	Jackson Financial, Inc., Class A	274,823	32,681,951
	James River Group Holdings, Inc.	163,035	1,093,965
	Janus Henderson Group PLC	599,212	28,840,074
	Jefferies Financial Group, Inc.	165,066	10,098,738
	Kearny Financial Corp.	279,892	2,180,359
	Kemper Corp.	289,599	11,413,097
*	Kestrel Group Ltd.	27,078	321,416
		Shares	Value†
FINANCIALS — (Continued)
	Kingstone Cos., Inc.	61,243	$946,204
	Kinsale Capital Group, Inc.	29,776	11,787,723
	Lake Shore Bancorp, Inc.	727	11,130
	Lakeland Financial Corp.	115,654	6,892,978
	Landmark Bancorp, Inc.	18,816	507,844
	Lazard, Inc.	294,565	15,824,032
	LCNB Corp.	54,794	937,525
*	LendingClub Corp.	494,753	8,366,273
*	LendingTree, Inc.	48,084	2,724,439
	Lincoln National Corp.	648,594	26,987,996
	LINKBANCORP, Inc.	23,198	202,983
	Live Oak Bancshares, Inc.	196,607	7,856,416
	Magyar Bancorp, Inc.	5,370	94,619
	MainStreet Bancshares, Inc.	22,739	486,842
	MarketAxess Holdings, Inc.	121,634	20,584,122
*	Marqeta, Inc., Class A	1,765,127	7,289,975
	Mechanics Bancorp, Class A	74,001	1,109,275
	Mercantile Bank Corp.	103,198	5,364,232
	Merchants Bancorp	195,598	8,109,493
	Mercury General Corp.	195,650	17,136,984
	Meridian Corp.	49,677	940,386
	Metrocity Bankshares, Inc.	82,546	2,325,321
	Metropolitan Bank Holding Corp.	36,137	3,346,286
	MGIC Investment Corp.	1,074,486	28,925,163
	Mid Penn Bancorp, Inc.	57,665	1,902,368
	Middlefield Banc Corp.	2,694	90,357
	Midland States Bancorp, Inc.	93,145	2,128,363
	MidWestOne Financial Group, Inc.	89,032	4,123,962
	Moelis & Co., Class A	217,007	15,552,892
	Morningstar, Inc.	63,276	12,787,447
	MVB Financial Corp.	45,118	1,274,132
	National Bank Holdings Corp., Class A	167,023	6,710,984
	National Bankshares, Inc.	25,781	938,686
	Navient Corp.	731,829	7,179,243
	NB Bancorp, Inc.	69,453	1,508,519

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	NBT Bancorp, Inc.	273,088	$12,133,300
*	NCR Atleos Corp.	327,748	12,225,000
	Nelnet, Inc., Class A	218,481	28,817,644
*	NerdWallet, Inc., Class A	189,244	2,282,283
*	NI Holdings, Inc.	28,658	390,322
	Nicolet Bankshares, Inc.	64,435	9,406,221
*	NMI Holdings, Inc.	353,533	13,688,798
	Northeast Bank	36,510	4,207,047
	Northeast Community Bancorp, Inc.	53,439	1,261,160
	Northfield Bancorp, Inc.	216,305	2,664,878
	Northrim BanCorp, Inc.	160,581	3,783,288
	Northwest Bancshares, Inc.	645,787	8,317,737
	Norwood Financial Corp.	26,476	805,665
	Oak Valley Bancorp	14,743	471,039
	OceanFirst Financial Corp.	250,614	4,699,013
*	Octave Specialty Group, Inc.	197,578	1,120,267
	OFG Bancorp	257,556	10,379,507
	Ohio Valley Banc Corp.	18,743	771,274
*	Old Market Capital Corp.	33,215	118,328
	Old National Bancorp	1,392,259	34,012,887
	Old Republic International Corp.	745,022	29,182,512
	Old Second Bancorp, Inc.	225,419	4,472,313
	OneMain Holdings, Inc.	474,598	31,105,153
*	Onity Group, Inc.	34,394	1,555,297
	OP Bancorp	59,236	828,119
*	Open Lending Corp.	198,390	355,118
*	Oportun Financial Corp.	190,039	1,030,011
	Oppenheimer Holdings, Inc., Class A	54,340	4,566,190
	OppFi, Inc.	81,620	777,022
	Orange County Bancorp, Inc.	18,891	582,221
	Origin Bancorp, Inc.	129,192	5,533,293
	Orrstown Financial Services, Inc.	84,139	3,030,687
*	Oscar Health, Inc., Class A	774,634	11,115,998
*	Palomar Holdings, Inc.	107,299	13,261,083
	Park National Corp.	73,564	11,986,518
	Parke Bancorp, Inc.	36,674	1,001,567
		Shares	Value†
FINANCIALS — (Continued)
	Pathward Financial, Inc.	147,042	$13,276,422
*	Paymentus Holdings, Inc., Class A	131,548	3,516,278
*	Payoneer Global, Inc.	1,337,799	8,548,536
*	Paysafe Ltd.	143,845	986,777
*	Paysign, Inc.	137,505	573,396
	PCB Bancorp	44,694	1,002,933
	Peapack-Gladstone Financial Corp.	86,512	2,744,161
	PennyMac Financial Services, Inc.	230,141	22,995,689
	Peoples Bancorp of North Carolina, Inc.	21,943	803,772
	Peoples Bancorp, Inc.	161,310	5,245,801
	Peoples Financial Services Corp.	29,568	1,540,493
	Perella Weinberg Partners	99,421	2,218,083
	Pinnacle Financial Partners, Inc.	537,101	51,072,934
*	Pioneer Bancorp, Inc.	1,272	17,999
	Piper Sandler Cos.	78,967	27,350,220
	PJT Partners, Inc., Class A	104,729	18,121,259
	Plumas Bancorp	13,670	685,004
*	Ponce Financial Group, Inc.	101,757	1,707,482
	Popular, Inc.	284,065	37,931,199
*	PRA Group, Inc.	169,260	2,164,835
	Preferred Bank	74,699	6,406,933
	Primerica, Inc.	99,592	26,196,680
	Primis Financial Corp.	105,409	1,420,913
	Princeton Bancorp, Inc.	8,270	299,622
*	Priority Technology Holdings, Inc.	131,659	778,105
*	ProAssurance Corp.	189,423	4,587,825
	PROG Holdings, Inc.	200,238	6,495,721
	Prosperity Bancshares, Inc.	306,616	21,159,570
	Provident Financial Holdings, Inc.	45,781	739,821
	Provident Financial Services, Inc.	576,939	12,773,429
	QCR Holdings, Inc.	85,024	7,674,266
	Radian Group, Inc.	228,732	7,525,283
	RBB Bancorp	58,535	1,214,016
	Red River Bancshares, Inc.	19,737	1,639,355
	Regional Management Corp.	81,404	3,016,018
*	Remitly Global, Inc.	640,359	8,465,546
	RenaissanceRe Holdings Ltd.	11,449	3,225,183
	Renasant Corp.	402,138	15,164,624
*	Repay Holdings Corp.	329,347	1,149,421

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Republic Bancorp, Inc., Class A	100,654	$7,308,487
	Richmond Mutual BanCorp, Inc.	13,096	183,737
	Riverview Bancorp, Inc.	90,918	470,046
	RLI Corp.	408,124	23,846,685
*	Root, Inc., Class A	21,024	1,306,221
	S&T Bancorp, Inc.	190,713	8,132,002
	Safety Insurance Group, Inc.	93,165	7,332,086
	SB Financial Group, Inc.	16,438	375,280
	Seacoast Banking Corp. of Florida	417,928	13,975,512
*	Security National Financial Corp., Class A	67,353	594,053
	SEI Investments Co.	293,752	25,806,113
	Selective Insurance Group, Inc.	270,271	22,724,386
*	Selectquote, Inc.	291,090	413,348
	ServisFirst Bancshares, Inc.	241,247	19,746,067
*	Sezzle, Inc.	105,590	6,677,512
*	Shift4 Payments, Inc., Class A	218,201	12,882,587
	Shore Bancshares, Inc.	142,714	2,707,285
*	Siebert Financial Corp.	5,817	17,276
	Sierra Bancorp	60,338	2,136,569
	Silvercrest Asset Management Group, Inc., Class A	36,401	536,551
	Simmons First National Corp., Class A	631,857	12,845,653
*	SiriusPoint Ltd.	520,210	10,617,486
*	Skyward Specialty Insurance Group, Inc.	173,032	7,720,688
	SLM Corp.	945,893	25,680,995
	SmartFinancial, Inc.	70,703	2,822,464
	Sound Financial Bancorp, Inc.	100	4,390
	South Plains Financial, Inc.	51,689	2,153,364
*	Southern First Bancshares, Inc.	35,339	1,941,525
	Southern Missouri Bancorp, Inc.	48,874	3,058,046
	Southside Bancshares, Inc.	132,858	4,276,699
	Southstate Bank Corp.	455,654	46,627,074
		Shares	Value†
FINANCIALS — (Continued)
	SR Bancorp, Inc.	6,923	$115,199
	Stellar Bancorp, Inc.	218,402	8,111,450
*††	Sterling Bancorp, Inc.	78,172	0
	Stewart Information Services Corp.	139,002	9,372,905
	Stifel Financial Corp.	229,277	28,269,854
	Stock Yards Bancorp, Inc.	143,974	9,745,600
*	StoneX Group, Inc.	225,716	25,338,878
*	Summit State Bank	1,117	15,281
*	Texas Capital Bancshares, Inc.	207,340	20,976,588
	TFS Financial Corp.	495,078	6,968,223
*	Third Coast Bancshares, Inc.	38,254	1,551,582
	Timberland Bancorp, Inc.	63,178	2,460,151
	Tiptree, Inc.	266,564	4,766,164
	Tompkins Financial Corp.	60,896	4,878,988
	Towne Bank	340,315	11,911,025
	TriCo Bancshares	177,864	8,861,184
*	Triumph Financial, Inc.	105,644	6,665,080
*	Trupanion, Inc.	95,836	3,065,794
	TrustCo Bank Corp.	84,865	3,683,141
	Trustmark Corp.	329,916	14,028,028
*	TWFG, Inc.	4,741	118,478
	UMB Financial Corp.	380,602	48,389,738
	Union Bankshares, Inc.	7,329	182,419
	United Bancshares, Inc.	700	28,182
	United Bankshares, Inc.	642,869	27,212,645
	United Community Banks, Inc.	541,959	18,659,648
	United Fire Group, Inc.	109,373	3,930,866
	United Security Bancshares	75,494	810,806
	Unity Bancorp, Inc.	50,244	2,711,166
	Universal Insurance Holdings, Inc.	127,365	3,878,264
	Univest Financial Corp.	123,691	4,099,120
	Unum Group	16,514	1,254,569
*	Upstart Holdings, Inc.	112,370	4,410,523
	USCB Financial Holdings, Inc.	23,373	440,581
	Valley National Bancorp	2,523,589	31,443,919
	Value Line, Inc.	18,874	707,398
*	Velocity Financial, Inc.	48,696	988,042

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Victory Capital Holdings, Inc., Class A	263,472	$18,582,680
	Virginia National Bankshares Corp.	3,293	134,750
	Virtu Financial, Inc., Class A	389,368	16,162,666
	Virtus Investment Partners, Inc.	29,806	4,865,830
	Voya Financial, Inc.	292,611	22,431,559
	WaFd, Inc.	357,660	11,666,869
	Walker & Dunlop, Inc.	151,623	9,535,570
	Washington Trust Bancorp, Inc.	83,013	2,853,157
	Waterstone Financial, Inc.	177,610	3,248,487
	Webster Financial Corp.	408,493	26,866,585
	WesBanco, Inc.	426,881	15,064,631
	West BanCorp, Inc.	74,056	1,757,349
	Westamerica BanCorp	162,753	8,232,047
	Western Alliance Bancorp	335,902	29,945,663
	Western New England Bancorp, Inc.	116,570	1,565,535
	Western Union Co.	1,375,203	12,885,652
	Westwood Holdings Group, Inc.	26,316	481,846
*	WEX, Inc.	115,519	17,778,374
	White Mountains Insurance Group Ltd.	16,011	32,741,374
	Wintrust Financial Corp.	299,866	44,227,236
	WisdomTree, Inc.	656,042	10,627,880
*	World Acceptance Corp.	37,631	4,562,759
	WSFS Financial Corp.	329,604	21,335,267
	WVS Financial Corp.	2,772	37,394
	Zions Bancorp NA	454,565	27,232,989
TOTAL FINANCIALS			3,728,185,938
HEALTH CARE — (10.0%)
*	10X Genomics, Inc., Class A	426,105	8,607,321
*	4D Molecular Therapeutics, Inc.	97,152	860,767
††	89bio, Inc.	290,598	98,803
*	Absci Corp.	81,215	242,833
*	AC Immune SA	36,795	117,376
*	ACADIA Pharmaceuticals, Inc.	515,504	12,954,616
*	Accendra Health, Inc.	336,753	744,224
		Shares	Value†
HEALTH CARE — (Continued)
*	Aclaris Therapeutics, Inc.	63,937	$224,419
	Acme United Corp.	16,929	707,463
*	AdaptHealth Corp.	516,934	5,195,187
*	Adaptive Biotechnologies Corp.	2,526	46,731
*	Addus HomeCare Corp.	81,691	8,453,385
*	ADMA Biologics, Inc.	1,000,995	17,317,213
#††	Aduro Biotech, Inc.	57,164	21,722
»	Adverum Biotechnologies, Inc.	16,951	13,561
*	Agios Pharmaceuticals, Inc.	248,230	6,811,431
*	Akebia Therapeutics, Inc.	127,176	179,318
††	Akero Therapeutics, Inc.	77,452	50,344
††	Albireo Pharma, Inc.	36,732	234,350
*	Aldeyra Therapeutics, Inc.	165,087	884,866
*	Align Technology, Inc.	121,133	19,748,313
*	Aligos Therapeutics, Inc.	3,347	27,010
*	Alkermes PLC	734,856	24,904,270
*	Allogene Therapeutics, Inc.	11,067	20,363
*	Altimmune, Inc.	92,177	516,191
*	Alto Neuroscience, Inc.	12,483	193,237
*	American Shared Hospital Services	3,446	7,306
*	American Well Corp., Class A	15,365	69,911
*	AMN Healthcare Services, Inc.	170,823	3,638,530
*	Amneal Pharmaceuticals, Inc.	1,193,032	16,320,678
*	Amphastar Pharmaceuticals, Inc.	210,331	5,571,668
*	Amylyx Pharmaceuticals, Inc.	189,339	2,705,654
*	AngioDynamics, Inc.	175,370	1,816,833
*	ANI Pharmaceuticals, Inc.	92,226	7,548,698
*	Anika Therapeutics, Inc.	61,098	563,935
*	Annexon, Inc.	162,824	1,016,022
*	Apellis Pharmaceuticals, Inc.	138,877	3,135,843

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Arcturus Therapeutics Holdings, Inc.	39,532	$295,304
*	Arcus Biosciences, Inc.	291,089	6,124,513
*	ArriVent Biopharma, Inc.	1,290	29,012
*	Arrowhead Pharmaceuticals, Inc.	81,074	5,620,860
*	Artivion, Inc.	189,567	7,728,647
*	Astrana Health, Inc.	171,922	3,909,506
*	Atara Biotherapeutics, Inc.	3,173	16,500
*	Atea Pharmaceuticals, Inc.	341,076	1,446,162
*	AtriCure, Inc.	171,595	6,337,003
*	Aura Biosciences, Inc.	121,903	682,657
*	Avalo Therapeutics, Inc.	4,464	67,451
*	Avanos Medical, Inc.	199,130	2,652,412
*	Avantor, Inc.	1,115,099	12,176,881
*	Aveanna Healthcare Holdings, Inc.	310,892	2,611,493
*	Axogen, Inc.	133,136	4,639,790
*	Azenta, Inc.	199,982	7,775,300
	Baxter International, Inc.	607,521	12,192,946
*	Beam Therapeutics, Inc.	433,339	11,968,823
*	Bicara Therapeutics, Inc.	21,996	369,533
*	BioAge Labs, Inc.	15,536	295,029
*	BioCryst Pharmaceuticals, Inc.	678,134	4,462,122
*	BioLife Solutions, Inc.	193,555	4,219,499
*	BioMarin Pharmaceutical, Inc.	360,511	20,383,292
*	Bio-Rad Laboratories, Inc., Class A	62,768	18,434,962
*	Biote Corp., Class A	165,086	345,030
	Bio-Techne Corp.	366,996	23,520,774
*	Bioventus, Inc., Class A	147,199	1,167,288
*	Black Diamond Therapeutics, Inc.	168,365	419,229
*	BrightSpring Health Services, Inc.	369,012	14,491,101
*	Brookdale Senior Living, Inc.	966,898	14,503,470
	Bruker Corp.	379,321	16,800,127
*	Butterfly Network, Inc.	497,479	1,970,017
*	C4 Therapeutics, Inc.	48,699	92,528
*	Cabaletta Bio, Inc.	284,542	731,273
*	Cardiff Oncology, Inc.	5,896	10,318
		Shares	Value†
HEALTH CARE — (Continued)
*	CareCloud, Inc.	68,860	$186,611
*	CareDx, Inc.	217,883	4,477,496
*	Caribou Biosciences, Inc.	170,883	240,945
*	Cassava Sciences, Inc.	66,393	132,122
*	Castle Biosciences, Inc.	127,392	5,017,971
*	Catalyst Pharmaceuticals, Inc.	516,142	12,542,251
*	Celldex Therapeutics, Inc.	164,799	4,054,055
*	Cellectar Biosciences, Inc.	6,137	19,761
*	Certara, Inc.	681,537	5,990,710
*	CervoMed, Inc.	8,875	45,706
*	CG oncology, Inc.	39,043	2,032,188
*	Charles River Laboratories International, Inc.	176,629	37,176,872
	Chemed Corp.	42,965	18,352,070
*††	Chinook Therapeutics, Inc.	363,217	0
*	Claritev Corp.	7,649	207,747
*	Clover Health Investments Corp.	945,121	2,117,071
*	Collegium Pharmaceutical, Inc.	139,139	6,389,263
*	Community Health Systems, Inc.	558,613	1,793,148
*	Compass Therapeutics, Inc.	86,021	550,534
	Concentra Group Holdings Parent, Inc.	751,798	16,674,880
	CONMED Corp.	138,051	5,299,778
*	Contineum Therapeutics, Inc., Class A	3,663	52,234
*	Corbus Pharmaceuticals Holdings, Inc.	27,653	228,690
*	Corcept Therapeutics, Inc.	550,039	21,930,055
*	CorVel Corp.	332,327	23,139,929
*	Coya Therapeutics, Inc.	9,805	45,593
*	Crinetics Pharmaceuticals, Inc.	105,961	5,291,692
*	CRISPR Therapeutics AG	248,784	12,429,249
*	Cross Country Healthcare, Inc.	255,867	2,384,680
*	CryoPort, Inc.	189,409	1,801,280

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cullinan Therapeutics, Inc.	15,456	$184,854
*	Cumberland Pharmaceuticals, Inc.	6,300	23,625
*	CVRx, Inc.	15,865	108,675
*	Cytek Biosciences, Inc.	558,266	2,791,330
*	CytomX Therapeutics, Inc.	344,490	1,960,148
*	DarioHealth Corp.	17	170
*	DaVita, Inc.	143,021	15,637,916
*	Day One Biopharmaceuticals, Inc.	157,050	1,752,678
*	Definitive Healthcare Corp.	430,844	999,558
*	Denali Therapeutics, Inc.	606,948	13,195,050
	Dentsply Sirona, Inc.	638,788	7,965,686
*	Design Therapeutics, Inc.	85,445	872,393
*	Dianthus Therapeutics, Inc.	46,471	2,481,087
*	Disc Medicine, Inc.	31,496	2,435,271
*	Doximity, Inc., Class A	331,176	12,409,165
*	Dynavax Technologies Corp.	592,719	9,178,254
*	Dyne Therapeutics, Inc.	82,337	1,473,009
*	Edgewise Therapeutics, Inc.	280,370	7,892,415
*	Elanco Animal Health, Inc.	1,788,061	43,056,509
*	Electromed, Inc.	51,122	1,527,014
	Embecta Corp.	165,645	1,757,493
*	Emergent BioSolutions, Inc.	223,280	2,531,995
*	Enanta Pharmaceuticals, Inc.	46,699	602,417
	Encompass Health Corp.	229,799	21,722,899
*	Enhabit, Inc.	217,166	2,308,475
*	Enliven Therapeutics, Inc.	150,483	3,980,275
*	Enovis Corp.	116,328	2,563,869
	Ensign Group, Inc.	255,675	43,889,170
*	Entrada Therapeutics, Inc.	29,651	339,207
*	Envista Holdings Corp.	699,771	16,423,625
*	Erasca, Inc.	336,298	3,534,492
*	Exelixis, Inc.	626,456	25,910,220
*	EyePoint, Inc.	82,665	1,117,631
		Shares	Value†
HEALTH CARE — (Continued)
*	Fate Therapeutics, Inc.	136,516	$162,454
*	FONAR Corp.	27,129	505,685
*	Fortrea Holdings, Inc.	52,402	880,878
*	Fulcrum Therapeutics, Inc.	227,940	2,445,796
*	Fulgent Genetics, Inc.	134,889	3,534,092
*	GeneDx Holdings Corp.	33,214	3,197,180
*	Ginkgo Bioworks Holdings, Inc.	43,377	389,092
*	Glaukos Corp.	62,055	7,408,126
*	Globus Medical, Inc., Class A	162,609	14,745,384
*	GoodRx Holdings, Inc., Class A	109,359	248,245
*	GRAIL, Inc.	46,296	4,528,675
*	Guardian Pharmacy Services, Inc., Class A	28,514	861,123
*	Gyre Therapeutics, Inc.	9,831	79,533
*	Haemonetics Corp.	202,247	13,481,785
*	Halozyme Therapeutics, Inc.	495,079	35,502,115
*	Harmony Biosciences Holdings, Inc.	246,384	8,997,944
*	Harrow, Inc.	102,795	4,208,427
*	Health Catalyst, Inc.	145,833	313,541
*	HealthEquity, Inc.	366,127	31,366,100
	HealthStream, Inc.	157,793	3,517,206
*	Henry Schein, Inc.	479,523	36,194,396
*	Hims & Hers Health, Inc.	705,887	19,122,479
*	ICU Medical, Inc.	87,113	13,058,239
*	Ideaya Biosciences, Inc.	248,372	7,995,095
*††	IMARA, Inc.	8,795	0
*	Immuneering Corp., Class A	7,614	35,253
*	Immunome, Inc.	1,299	31,981
*	Indivior Pharmaceuticals, Inc.	193,943	6,861,703
*	InfuSystem Holdings, Inc.	84,637	699,102
*	Innovage Holding Corp.	10,334	57,354
*	Innoviva, Inc.	322,628	6,452,560
*	Inogen, Inc.	116,140	685,226
*	Inspire Medical Systems, Inc.	69,376	5,257,313
*	Instil Bio, Inc.	10,258	72,421
*	Integer Holdings Corp.	151,117	13,126,023
*	Integra LifeSciences Holdings Corp.	316,890	3,530,155

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Intellia Therapeutics, Inc.	499,804	$6,572,423
	iRadimed Corp.	56,183	5,499,192
*	Ironwood Pharmaceuticals, Inc.	191,919	938,484
*††	iTeos Therapeutics, Inc.	60,348	0
*	Janux Therapeutics, Inc.	16,197	222,061
*	Jazz Pharmaceuticals PLC	233,591	38,423,384
*	Joint Corp.	12,363	120,910
*	Keros Therapeutics, Inc.	16,101	288,369
*	Kewaunee Scientific Corp.	13,074	516,946
*	Kezar Life Sciences, Inc.	1,272	7,721
*	Kiniksa Pharmaceuticals International PLC	141,508	6,215,031
*	Kodiak Sciences, Inc.	133,972	3,050,542
*	Krystal Biotech, Inc.	132,591	37,024,711
*	Kura Oncology, Inc.	172,761	1,402,819
*	Kymera Therapeutics, Inc.	89,783	6,526,326
*	Kyverna Therapeutics, Inc.	31,215	250,032
*	Lantern Pharma, Inc.	12,797	40,311
*	Lantheus Holdings, Inc.	308,422	20,639,600
*	Larimar Therapeutics, Inc.	61,412	217,398
	LeMaitre Vascular, Inc.	100,480	8,537,786
*	LENSAR, Inc.	40,133	510,893
*	LENZ Therapeutics, Inc.	11,875	187,862
*	Lexeo Therapeutics, Inc.	191,633	1,420,001
*	LifeStance Health Group, Inc.	1,146,789	8,107,798
*	Ligand Pharmaceuticals, Inc.	81,112	15,581,615
*	LivaNova PLC	231,456	15,208,974
*	Lyell Immunopharma, Inc.	3,438	82,512
*	MannKind Corp.	1,222,603	7,066,645
*	Maravai LifeSciences Holdings, Inc., Class A	108,938	366,032
*	Masimo Corp.	6,161	846,090
*	MaxCyte, Inc.	213,881	193,947
*	MBX Biosciences, Inc.	1,574	58,002
		Shares	Value†
HEALTH CARE — (Continued)
*	Medpace Holdings, Inc.	61,281	$35,694,957
*	Merit Medical Systems, Inc.	264,473	21,446,116
*††	Merrimack Pharmaceuticals, Inc.	88,364	0
	Mesa Laboratories, Inc.	14,610	1,150,684
*	MiMedx Group, Inc.	504,343	2,577,193
*	Mineralys Therapeutics, Inc.	37,735	1,165,634
††	Mirati Therapeutics, Inc.	13,386	39,890
*	Moderna, Inc.	428,737	18,894,440
*	Molina Healthcare, Inc.	83,929	15,072,809
*	Monte Rosa Therapeutics, Inc.	144,519	2,965,530
*	Myriad Genetics, Inc.	75,849	426,271
	National HealthCare Corp.	74,683	10,687,884
	National Research Corp.	99,670	2,027,288
*	Nautilus Biotechnology, Inc.	65,776	128,263
*	Neogen Corp.	451,734	4,616,721
*	NeoGenomics, Inc.	564,934	6,813,104
*	Neumora Therapeutics, Inc.	8,845	17,602
*	Neurocrine Biosciences, Inc.	32,170	4,377,050
*	Nexgel, Inc.	152	216
*	Niagen Bioscience, Inc.	263,185	1,576,478
*	Nkarta, Inc.	40,387	89,659
*	Novocure Ltd.	159,020	1,971,848
*	Nurix Therapeutics, Inc.	7,017	115,921
*	Nutex Health, Inc.	1,543	229,583
*	Nuvation Bio, Inc.	184,907	968,913
*	Olema Pharmaceuticals, Inc.	225,783	5,807,139
*	Omeros Corp.	63,935	747,400
#*»	OmniAb, Inc. (2200963D US)	30,196	0
#*»	OmniAb, Inc. (2200964D US)	30,196	0
*	OmniAb, Inc. (OABI UQ)	332,438	605,037
*	Omnicell, Inc.	202,883	9,839,825
*††	Opiant Pharmaceuticals, Inc.	18,273	0
*	OptimizeRx Corp.	78,725	847,081

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Option Care Health, Inc.	925,945	$31,482,130
	Oramed Pharmaceuticals, Inc.	12,774	43,048
*	OraSure Technologies, Inc.	315,963	881,537
*	Organogenesis Holdings, Inc.	540,070	2,160,280
	Organon & Co.	306,698	2,619,201
*	ORIC Pharmaceuticals, Inc.	333,589	3,422,623
*	Orthofix Medical, Inc.	172,883	2,287,242
*	OrthoPediatrics Corp.	94,460	1,649,272
*	Oruka Therapeutics, Inc.	3,031	103,751
*	Outset Medical, Inc.	51,388	257,454
*	Pacific Biosciences of California, Inc.	66,842	151,063
*	Pacira BioSciences, Inc.	191,266	3,928,604
*	PACS Group, Inc.	39,498	1,333,452
#*††	PDL BioPharma, Inc.	1,354,466	568,876
*	Pediatrix Medical Group, Inc.	368,884	7,886,740
*	Pennant Group, Inc.	152,654	4,216,303
*	Penumbra, Inc.	64,949	23,262,783
*	PepGen, Inc.	68,655	352,200
	Perrigo Co. PLC	138,512	1,968,256
*	Personalis, Inc.	179,434	1,681,297
*	Perspective Therapeutics, Inc.	46,032	174,461
	Phibro Animal Health Corp., Class A	89,458	3,591,739
*	Phreesia, Inc.	156,157	2,097,189
††	Poseida Therapeutics, Inc.	44,685	22,342
*	Precision BioSciences, Inc.	853	3,378
*	Prestige Consumer Healthcare, Inc.	254,874	16,431,727
*	Prime Medicine, Inc.	60,519	230,577
*	Privia Health Group, Inc.	494,474	11,481,686
*	Pro-Dex, Inc.	22,198	870,828
*	Progyny, Inc.	189,930	4,533,629
*	Protagonist Therapeutics, Inc.	98,340	8,044,212
*	Protalix BioTherapeutics, Inc.	6,926	16,207
*	Protara Therapeutics, Inc.	112,974	799,856
*	Prothena Corp. PLC	232,708	2,050,157
*	PTC Therapeutics, Inc.	200,439	15,139,158
		Shares	Value†
HEALTH CARE — (Continued)
*	Pulmonx Corp.	67,556	$110,792
*	Puma Biotechnology, Inc.	211,548	1,370,831
*	Q/C Technologies, Inc.	13,189	55,262
*	Quanterix Corp.	55,800	353,772
*	QuidelOrtho Corp.	201,201	5,466,631
*	Quipt Home Medical Corp.	30,103	107,468
*	RadNet, Inc.	334,279	23,432,958
*	Rafael Holdings, Inc., Class B	17,033	19,758
*	Rapport Therapeutics, Inc.	53,818	1,432,097
*	REGENXBIO, Inc.	209,814	2,341,524
*	Relay Therapeutics, Inc.	616,628	4,723,370
*	Relmada Therapeutics, Inc.	2,078	7,377
*	Repligen Corp.	214,830	32,089,157
*	Replimune Group, Inc.	261,749	1,840,095
*	Revolution Medicines, Inc.	146,904	14,242,343
	Revvity, Inc.	46,426	5,051,149
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rezolute, Inc.	81,526	272,297
*	Rigel Pharmaceuticals, Inc.	59,489	2,073,787
*	Roivant Sciences Ltd.	2,270,543	49,089,140
††	Sage Therapeutics, Inc.	81,222	14,620
*	Sagimet Biosciences, Inc., Class A	55,857	316,709
*	Sana Biotechnology, Inc.	98,990	438,526
*	Sanara Medtech, Inc.	1,565	34,430
*	Savara, Inc.	24,085	130,059
*	Schrodinger, Inc.	214,787	3,000,574
*	Seer, Inc.	9,759	17,761
	Select Medical Holdings Corp.	547,634	8,241,892
*	Senseonics Holdings, Inc.	7,458	54,667
*	Sensus Healthcare, Inc.	58,695	301,105
*	Seres Therapeutics, Inc.	738	11,011
*	Shattuck Labs, Inc.	14,261	55,190
*	SI-BONE, Inc.	88,416	1,465,937
	SIGA Technologies, Inc.	305,193	2,044,793
*	Sight Sciences, Inc.	58,836	369,490
*	Simulations Plus, Inc.	2,906	49,082

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	SiNtx Technologies, Inc.	3,524	$11,312
*	Solid Biosciences, Inc.	208,210	1,345,037
*	Sotera Health Co.	979,281	17,744,572
*	Spyre Therapeutics, Inc.	10,000	319,800
*	STAAR Surgical Co.	120,022	2,274,417
*	Stoke Therapeutics, Inc.	184,152	5,587,172
*	Strata Critical Medical, Inc.	349,577	1,705,936
*	Supernus Pharmaceuticals, Inc.	257,781	12,414,733
*	Surgery Partners, Inc.	282,003	4,190,565
*	Tactile Systems Technology, Inc.	95,457	2,754,889
*	Talkspace, Inc.	493,226	1,992,633
*	Tango Therapeutics, Inc.	171,167	1,987,249
*	Taysha Gene Therapies, Inc.	68,098	307,122
*	Tectonic Therapeutic, Inc.	1,512	30,225
*	Teladoc Health, Inc.	753,014	4,103,926
	Teleflex, Inc.	150,312	15,688,063
*	Tenax Therapeutics, Inc.	5,892	73,709
*	Terns Pharmaceuticals, Inc.	353,381	12,226,983
*††	Tetraphase Pharmaceuticals, Inc.	2,198	0
*	TG Therapeutics, Inc.	155,170	4,566,653
*	Theravance Biopharma, Inc.	180,044	3,410,033
*††	Third Harmonic Bio, Inc.	16,199	486
*	TransMedics Group, Inc.	121,596	16,290,824
*	Treace Medical Concepts, Inc.	23,933	55,525
*	Trevi Therapeutics, Inc.	5,258	55,051
*	TruBridge, Inc.	57,315	1,109,045
*	Twist Bioscience Corp.	195,019	8,009,430
*	Tyra Biosciences, Inc.	31,755	978,689
	U.S. Physical Therapy, Inc.	67,559	5,666,173
*	UFP Technologies, Inc.	34,525	8,670,608
*	Unicycive Therapeutics, Inc.	6,103	36,435
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	23,072	$4,643,471
	Utah Medical Products, Inc.	21,622	1,320,239
*	Vanda Pharmaceuticals, Inc.	250,528	1,888,981
*	Varex Imaging Corp.	183,031	2,551,452
*	Vaxcyte, Inc.	63,077	3,379,035
*	Vera Therapeutics, Inc.	78,846	3,410,878
*	Veracyte, Inc.	336,124	12,799,602
*	Vericel Corp.	193,653	6,967,635
††	Verve Therapeutics, Inc.	71,840	142,243
	Viatris, Inc.	1,583,076	20,722,465
*	Viking Therapeutics, Inc.	16,985	493,244
*	Vir Biotechnology, Inc.	607,437	4,519,331
*	Viridian Therapeutics, Inc.	70,162	2,315,346
*	Vistagen Therapeutics, Inc.	74,272	41,459
*	Voyager Therapeutics, Inc.	110,242	429,944
*	Waystar Holding Corp.	243,938	6,478,993
*	Xencor, Inc.	273,172	3,302,649
*	Xenon Pharmaceuticals, Inc.	60,384	2,476,348
*	XOMA Royalty Corp.	10,841	278,180
*	Zentalis Pharmaceuticals, Inc.	7,800	18,954
*	Zevra Therapeutics, Inc.	85,919	773,271
*	Zymeworks, Inc.	249,939	5,631,126
TOTAL HEALTH CARE			1,924,431,087
INDUSTRIALS — (20.5%)
*	3D Systems Corp.	302,377	677,324
	A.O. Smith Corp.	267,149	19,632,780
	AAON, Inc.	363,612	33,110,509
*	AAR Corp.	182,251	19,302,203
	ABM Industries, Inc.	335,612	15,451,576
	ACCO Brands Corp.	451,718	1,766,217
	Acuity, Inc.	110,617	34,207,201
	Advanced Drainage Systems, Inc.	182,616	27,764,937
	Aebi Schmidt Holding AG	207,433	3,036,819
*	AerSale Corp.	67,520	505,725
	AGCO Corp.	207,773	23,563,536
	Air Lease Corp.	325,217	21,018,775

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Alamo Group, Inc.	53,945	$10,535,998
*	Alaska Air Group, Inc.	378,816	19,255,217
	Albany International Corp., Class A	138,356	7,677,374
	Alight, Inc., Class A	1,393,439	2,131,962
*	Allegiant Travel Co.	74,445	6,598,060
	Allient, Inc.	94,314	5,754,097
	Allison Transmission Holdings, Inc.	368,705	40,078,233
*	Alpha Pro Tech Ltd.	22,068	111,223
	Alta Equipment Group, Inc.	50,493	341,333
*	Amentum Holdings, Inc.	3,100	110,918
*	Ameresco, Inc., Class A	153,838	4,821,283
*	American Airlines Group, Inc.	1,826,709	24,295,230
*	American Superconductor Corp.	139,388	4,170,489
*	American Woodmark Corp.	71,228	4,230,231
*	API Group Corp.	520,026	21,617,481
	Apogee Enterprises, Inc.	117,279	4,354,569
	Applied Industrial Technologies, Inc.	169,367	44,104,860
	ArcBest Corp.	102,229	9,223,100
	Arcosa, Inc.	211,026	24,156,146
	Argan, Inc.	92,323	32,046,237
	Armstrong World Industries, Inc.	193,767	35,602,749
	Astec Industries, Inc.	101,034	4,922,376
*	Astronics Corp. (ATRO US)	124,184	9,406,938
*	Astronics Corp. (ATROB US), Class B	39,434	2,999,744
*	Asure Software, Inc.	113,836	1,095,102
*	ATI, Inc.	211,617	25,457,525
	Atkore, Inc.	150,151	10,427,987
	Atmus Filtration Technologies, Inc.	210,919	12,226,974
*	Avalon Holdings Corp., Class A	27,805	75,630
*	Avis Budget Group, Inc.	66,254	7,618,547
	AZZ, Inc.	131,230	16,310,577
	Barrett Business Services, Inc.	134,532	5,112,216
	BGSF, Inc.	6,291	36,047
*	BlackSky Technology, Inc.	29,097	642,171
*	Blue Bird Corp.	127,159	6,397,369
*	BlueLinx Holdings, Inc.	37,980	2,641,889
		Shares	Value†
INDUSTRIALS — (Continued)
	Boise Cascade Co.	167,901	$13,568,080
	Booz Allen Hamilton Holding Corp.	113,608	10,045,219
*	Bowman Consulting Group Ltd.	37,147	1,293,830
	Brady Corp., Class A	211,319	18,272,754
*	BrightView Holdings, Inc.	353,497	4,722,720
	Brink's Co.	187,401	23,807,423
*	Broadwind, Inc.	44,561	133,683
*	Builders FirstSource, Inc.	4,360	498,784
	BWX Technologies, Inc.	64,914	13,335,283
*	Byrna Technologies, Inc.	57,080	782,567
*	CACI International, Inc., Class A	57,920	35,943,994
*	Cadeler AS (CDLR US), ADR	13,597	324,968
	Cadre Holdings, Inc.	131,437	5,258,794
	Carpenter Technology Corp.	38,537	12,248,215
*	Casella Waste Systems, Inc., Class A	264,585	26,691,335
*	CBIZ, Inc.	147,443	5,801,882
*	CECO Environmental Corp.	171,509	11,564,852
*	Centuri Holdings, Inc.	156,526	4,320,118
*	Chart Industries, Inc.	159,787	33,130,237
	Chicago Rivet & Machine Co.	3,422	44,999
*	Cimpress PLC	108,129	8,551,923
	Civeo Corp.	31,446	796,213
*	Clarivate PLC	576,112	1,526,697
*	Clean Harbors, Inc.	28,259	7,344,797
	CNH Industrial NV	196,596	2,115,373
	Columbus McKinnon Corp.	112,784	2,377,487
*	Commercial Vehicle Group, Inc.	146,451	219,677
	CompX International, Inc.	21,289	496,034
	Concentrix Corp.	116,396	4,347,391
*	Concrete Pumping Holdings, Inc.	129,089	746,134
*	Conduent, Inc.	742,971	1,032,730
*	Construction Partners, Inc., Class A	126,637	13,914,874
	Copa Holdings SA, Class A	114,986	15,684,090
*	Core & Main, Inc., Class A	350,888	18,723,384
*	Costamare Bulkers Holdings Ltd.	106,167	1,754,941
	Costamare, Inc.	530,834	8,907,395

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Covenant Logistics Group, Inc.	92,120	$2,266,152
	CRA International, Inc.	37,391	7,064,656
	Crane Co.	166,279	30,369,197
	CSG Systems International, Inc.	129,293	10,311,117
	CSW Industrials, Inc.	74,746	20,179,925
*	Custom Truck One Source, Inc.	328,278	2,074,717
*	Dayforce, Inc.	365,191	25,296,781
	Deluxe Corp.	194,612	5,137,757
*	Distribution Solutions Group, Inc.	160,128	4,546,034
*	DNOW, Inc.	819,239	12,444,240
	Donaldson Co., Inc.	247,423	25,222,301
	Douglas Dynamics, Inc.	105,032	3,957,606
*	Ducommun, Inc.	80,545	9,129,776
*	DXP Enterprises, Inc.	117,535	15,285,427
*	Dycom Industries, Inc.	128,633	46,872,579
	Eastern Co.	30,684	573,791
*	Energy Recovery, Inc.	123,476	1,801,515
	Enerpac Tool Group Corp.	282,313	11,394,153
	EnerSys	172,200	31,028,718
	Ennis, Inc.	157,419	3,068,096
	Enpro, Inc.	110,763	26,447,989
*	Enviri Corp.	318,654	6,028,934
	Esab Corp.	238,349	28,864,064
	ESCO Technologies, Inc.	153,497	35,023,410
	Espey Mfg. & Electronics Corp.	8,745	462,348
*	Everus Construction Group, Inc.	192,265	17,013,530
	EVI Industries, Inc.	18,517	475,887
*	ExlService Holdings, Inc.	723,520	28,325,808
	Exponent, Inc.	225,698	16,220,915
	Federal Signal Corp.	271,135	29,306,982
*	First Advantage Corp.	285,209	3,850,322
	Flowserve Corp.	483,028	37,748,638
*	Fluence Energy, Inc.	3,299	101,510
*	Fluor Corp.	602,229	27,816,958
*	Forrester Research, Inc.	38,016	308,310
	Fortune Brands Innovations, Inc.	347,460	18,797,586
*	Forward Air Corp.	43,468	1,211,888
*	Franklin Covey Co.	59,861	1,219,369
	Franklin Electric Co., Inc.	201,108	20,034,379
*	FreightCar America, Inc.	24,728	284,619
*	Frontier Group Holdings, Inc.	372,940	1,730,442
		Shares	Value†
INDUSTRIALS — (Continued)
	FTAI Aviation Ltd.	1	$272
	FTAI Infrastructure, Inc.	138,632	806,838
*	FTI Consulting, Inc.	153,825	26,868,613
*	Fuel Tech, Inc.	5,918	8,048
*	FuelCell Energy, Inc.	25,497	208,820
*	Gates Industrial Corp. PLC	842,754	19,400,197
	GATX Corp.	221,432	40,280,695
	Genco Shipping & Trading Ltd.	191,682	4,006,154
*	Gencor Industries, Inc.	113,025	1,620,779
*	Generac Holdings, Inc.	179,923	30,234,261
	Genpact Ltd.	580,478	25,599,080
*	Gibraltar Industries, Inc.	130,347	6,681,587
	Global Industrial Co.	169,605	5,183,129
	Gorman-Rupp Co.	232,465	12,667,018
*	Graham Corp.	43,763	3,059,909
	Granite Construction, Inc.	197,929	23,897,947
*	Great Lakes Dredge & Dock Corp.	307,390	4,604,702
	Greenbrier Cos., Inc.	137,801	6,947,926
	Griffon Corp.	209,826	17,090,328
*	GXO Logistics, Inc.	407,097	23,037,619
*	Hayward Holdings, Inc.	783,300	12,642,462
*	Healthcare Services Group, Inc.	301,997	5,683,584
	Heartland Express, Inc.	278,299	2,808,037
	Helios Technologies, Inc.	146,434	9,485,995
	Herc Holdings, Inc.	152,656	21,881,711
*	Hertz Global Holdings, Inc.	239,400	1,173,060
	Hexcel Corp.	284,972	23,598,531
	Hillenbrand, Inc.	148,967	4,753,537
*	Hillman Solutions Corp.	643,592	6,030,457
	HNI Corp.	297,775	14,230,667
	Hub Group, Inc., Class A	273,883	13,031,353
*	Hudson Technologies, Inc.	194,008	1,391,037
	Huntington Ingalls Industries, Inc.	82,216	34,572,650
*	Hurco Cos., Inc.	27,089	448,052
*	Huron Consulting Group, Inc.	129,554	21,894,626
*	Hyliion Holdings Corp.	94,681	194,096
	Hyster-Yale, Inc.	50,057	1,674,407
*	IBEX Holdings Ltd.	51,893	1,930,420
	ICF International, Inc.	82,149	7,660,394

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	IES Holdings, Inc.	177,605	$67,541,405
*	Innodata, Inc.	102,625	5,689,530
*	Innovative Solutions & Support, Inc.	69,460	1,284,315
	Insperity, Inc.	158,512	6,773,218
	Insteel Industries, Inc.	97,907	3,244,638
	Interface, Inc.	254,890	8,021,388
*	Janus International Group, Inc.	574,215	3,939,115
*	JELD-WEN Holding, Inc.	33,033	89,850
*	JetBlue Airways Corp.	1,553,950	7,567,737
	Kadant, Inc.	52,369	16,812,544
	Karat Packaging, Inc.	32,344	791,458
	KBR, Inc.	339,966	14,553,944
	Kelly Services, Inc., Class A	124,785	1,346,430
	Kennametal, Inc.	429,084	14,756,199
	Kforce, Inc.	98,610	3,483,891
*	Kirby Corp.	237,954	27,997,668
	Knight-Swift Transportation Holdings, Inc.	547,657	30,175,901
	Korn Ferry	232,158	16,128,016
*	Kratos Defense & Security Solutions, Inc.	674,311	69,460,776
*	L.B. Foster Co., Class A	46,837	1,407,452
	Landstar System, Inc.	113,692	16,981,037
*	Legalzoom.com, Inc.	595,792	5,296,591
	Leonardo DRS, Inc.	329,817	13,542,286
*	Limbach Holdings, Inc.	51,354	4,415,417
	Lincoln Electric Holdings, Inc.	1,000	265,350
	Lindsay Corp.	47,649	5,968,990
*	Liquidity Services, Inc.	297,145	9,508,640
*	Loar Holdings, Inc.	126,855	8,699,716
	LSI Industries, Inc.	260,499	5,759,633
	Luxfer Holdings PLC	50,000	757,000
*	Lyft, Inc., Class A	1,601,635	27,019,582
*	Manitowoc Co., Inc.	151,076	1,951,902
	ManpowerGroup, Inc.	80,503	2,924,674
	Marten Transport Ltd.	485,438	5,970,887
*	MasTec, Inc.	20,780	4,997,174
*	Mastech Digital, Inc.	67,197	466,347
*	Masterbrand, Inc.	386,034	4,678,732
*	Matrix Service Co.	120,001	1,718,414
	Matson, Inc.	145,659	23,349,138
	Maximus, Inc.	222,294	20,993,445
*	Mayville Engineering Co., Inc.	53,822	1,054,911
	McGrath RentCorp	109,449	12,224,359
*	Mercury Systems, Inc.	260,896	24,492,916
		Shares	Value†
INDUSTRIALS — (Continued)
*	Microvast Holdings, Inc.	285,727	$748,605
*	Middleby Corp.	178,075	26,207,298
	Miller Industries, Inc.	60,949	2,497,081
	MillerKnoll, Inc.	230,791	4,634,283
*	Mistras Group, Inc.	136,415	1,928,908
*	Modine Manufacturing Co.	232,993	43,024,487
*	Montrose Environmental Group, Inc.	136,065	3,031,528
	Moog, Inc., Class A	176,926	54,024,354
	MSA Safety, Inc.	174,798	30,965,466
	MSC Industrial Direct Co., Inc., Class A	173,809	14,659,051
	Mueller Industries, Inc.	492,071	66,990,546
	Mueller Water Products, Inc., Class A	696,762	18,861,347
*	MYR Group, Inc.	69,262	17,318,270
	National Presto Industries, Inc.	30,497	3,885,318
*	Nextpower, Inc., Class A	455,128	53,290,938
	NL Industries, Inc.	115,396	701,608
*	NN, Inc.	28,556	42,548
*	NPK International, Inc.	400,351	5,528,847
	nVent Electric PLC	276,386	31,027,092
*	NWPX Infrastructure, Inc.	57,461	3,875,744
	Omega Flex, Inc.	24,549	809,872
*	OPENLANE, Inc.	476,291	14,307,782
*	Optex Systems Holdings, Inc.	657	9,809
*	Orion Group Holdings, Inc.	163,313	1,995,685
	Oshkosh Corp.	232,678	33,463,750
	Owens Corning	90,149	10,803,456
*	PAMT Corp.	145,219	1,575,626
	Pangaea Logistics Solutions Ltd.	159,846	1,355,494
	Park Aerospace Corp.	85,983	2,105,724
	Park-Ohio Holdings Corp.	57,867	1,305,480
*	Parsons Corp.	331,861	23,250,182
	Paycom Software, Inc.	25,171	3,391,792
*	Paylocity Holding Corp.	121,352	16,380,093
*»	Pegasus Cos., Inc. PEGX US	6	402
*	Perma-Fix Environmental Services, Inc.	32,897	502,337

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Pipe International Holdings, Inc.	34,325	$991,306
*	Pioneer Power Solutions, Inc.	22,466	95,930
	Pitney Bowes, Inc.	435,495	4,542,213
*	Planet Labs PBC	502,402	12,544,978
*	Plug Power, Inc.	323,395	683,980
	Powell Industries, Inc.	89,969	39,909,349
*	Power Solutions International, Inc.	38,642	2,769,086
	Preformed Line Products Co.	32,244	8,091,309
	Primoris Services Corp.	257,629	38,193,499
*	Proto Labs, Inc.	106,063	5,584,217
	Quad/Graphics, Inc.	161,068	985,736
	Quanex Building Products Corp.	140,353	2,627,408
*	Radiant Logistics, Inc.	308,425	2,075,700
*	RBC Bearings, Inc.	51,988	25,976,844
*	RCM Technologies, Inc.	34,631	720,671
	Regal Rexnord Corp.	132,940	21,469,810
*	Resideo Technologies, Inc.	586,922	20,107,948
	Resources Connection, Inc.	143,211	648,746
	REV Group, Inc.	224,418	14,340,310
	Robert Half, Inc.	245,705	8,503,850
	Rush Enterprises, Inc. (RUSHA US), Class A	367,756	23,606,258
	Rush Enterprises, Inc. (RUSHB US), Class B	103,231	6,091,661
*	RXO, Inc.	291,176	4,245,346
	Ryder System, Inc.	63,066	12,063,264
*	Saia, Inc.	56,961	19,074,530
	Schneider National, Inc., Class B	345,736	9,279,554
	Science Applications International Corp.	190,846	19,420,489
	Sensata Technologies Holding PLC	441,939	15,286,670
*	SES AI Corp.	142,375	289,021
*	Shoals Technologies Group, Inc., Class A	485,793	4,585,886
*	SIFCO Industries, Inc.	12,885	79,372
	Simpson Manufacturing Co., Inc.	186,014	32,883,555
*	SiteOne Landscape Supply, Inc.	129,746	18,623,741
*	Skillsoft Corp.	3,244	29,358
		Shares	Value†
INDUSTRIALS — (Continued)
*	SkyWest, Inc.	180,562	$17,427,844
*	SPX Technologies, Inc.	208,498	43,453,068
	Standex International Corp.	66,322	15,917,280
	Stanley Black & Decker, Inc.	238,820	18,785,581
*	Sterling Infrastructure, Inc.	128,798	46,098,092
*	Sun Country Airlines Holdings, Inc.	182,412	3,199,506
*	Sunrun, Inc.	756,429	14,372,151
*	TaskUS, Inc., Class A	89,274	964,159
*	Taylor Devices, Inc.	3,544	257,791
*	Team, Inc.	5,530	79,798
	Tecnoglass, Inc.	149,230	7,298,839
	Tennant Co.	81,575	6,207,042
	Terex Corp.	296,862	16,921,134
	Tetra Tech, Inc.	574,253	21,626,368
*	Thermon Group Holdings, Inc.	145,499	6,583,830
*	TIC Solutions, Inc.	325,477	3,287,318
	Timken Co.	319,569	29,780,635
*	Titan International, Inc.	284,086	2,710,180
*	Titan Machinery, Inc.	104,471	1,699,743
	Toro Co.	268,649	24,581,384
*	Transcat, Inc.	41,134	2,480,792
*	Trex Co., Inc.	320,929	13,292,879
	TriNet Group, Inc.	185,772	11,376,677
	Trinity Industries, Inc.	377,425	10,847,195
*	TrueBlue, Inc.	94,642	507,281
	Tutor Perini Corp.	274,287	21,638,501
	Twin Disc, Inc.	43,962	755,707
	UFP Industries, Inc.	268,583	27,739,252
*	U-Haul Holding Co. (UHAL US)	17,812	1,007,269
	U-Haul Holding Co. (UHAL/B US)	54,788	2,811,172
*	Ultralife Corp.	77,993	497,595
	UniFirst Corp.	66,958	14,395,970
	Universal Logistics Holdings, Inc.	119,639	1,915,420
*	Upwork, Inc.	527,984	10,575,520
*	V2X, Inc.	125,115	8,611,665
	Valmont Industries, Inc.	91,386	40,717,946
*	Verra Mobility Corp.	659,949	12,737,016
	Vestis Corp.	13,049	85,210
*	Vicor Corp.	132,262	20,853,750
	Virco Mfg. Corp.	10,771	75,289
*	VirTra, Inc.	11,083	51,979
	VSE Corp.	86,521	18,910,895
	Wabash National Corp.	291,843	2,956,370
	Watts Water Technologies, Inc., Class A	121,950	36,500,854

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Werner Enterprises, Inc.	328,793	$11,261,160
	WESCO International, Inc.	153,587	44,452,685
*	Willdan Group, Inc.	44,590	5,627,258
	Willis Lease Finance Corp.	32,048	5,841,709
	WillScot Holdings Corp.	514,967	10,314,789
	Worthington Enterprises, Inc.	224,958	12,500,916
*	Xometry, Inc., Class A	132,736	7,583,208
	Zurn Elkay Water Solutions Corp.	491,655	22,670,212
TOTAL INDUSTRIALS			3,961,412,683
INFORMATION TECHNOLOGY — (10.4%)
*	8x8, Inc.	76,679	127,287
*	908 Devices, Inc.	29,922	188,808
	A10 Networks, Inc.	319,888	5,578,847
*	ACCESS Newswire, Inc.	11,217	96,915
*	ACI Worldwide, Inc.	517,744	22,449,380
*	ACM Research, Inc., Class A	46,909	2,726,351
	Adeia, Inc.	464,036	8,394,411
*	ADTRAN Holdings, Inc.	184,487	1,700,970
	Advanced Energy Industries, Inc.	167,459	42,762,330
*	Aeva Technologies, Inc.	5,325	68,000
*	Agilysys, Inc.	78,969	6,850,561
*	Akamai Technologies, Inc.	55,830	5,423,885
*	Alarm.com Holdings, Inc.	229,503	11,195,156
*	Alithya Group, Inc., Class A	47,540	61,802
*	Alkami Technology, Inc.	19,812	419,816
*	Allegro MicroSystems, Inc.	557,637	20,582,382
*	Alpha & Omega Semiconductor Ltd.	132,838	2,935,720
*	Ambarella, Inc.	131,187	8,401,215
	Amdocs Ltd.	229,414	18,798,183
	Amkor Technology, Inc.	1,102,345	53,276,334
*	AmpliTech Group, Inc.	22,745	69,145
*	Amtech Systems, Inc.	78,288	1,316,021
*	Appfolio, Inc., Class A	66,631	12,651,894
*	Applied Optoelectronics, Inc.	125,632	5,478,812
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arrow Electronics, Inc.	209,685	$27,781,166
*	ASGN, Inc.	195,433	10,180,105
*	AstroNova, Inc.	37,784	343,457
*	Atomera, Inc.	1,256	3,680
*	Aurora Innovation, Inc.	2,648,947	11,125,577
*	AvePoint, Inc.	775,698	9,021,368
*	Aviat Networks, Inc.	39,674	865,290
	Avnet, Inc.	454,132	28,333,295
*	Aware, Inc.	28,531	51,641
*	Axcelis Technologies, Inc.	142,884	12,583,794
*	AXT, Inc.	39,270	728,066
*	Backblaze, Inc., Class A	86,065	391,596
	Badger Meter, Inc.	130,983	19,199,488
	Bel Fuse, Inc. (BELFA US), Class A	10,147	1,864,511
	Bel Fuse, Inc. (BELFB US), Class B	46,321	9,319,322
	Belden, Inc.	227,715	26,758,790
	Benchmark Electronics, Inc.	158,610	8,269,925
	Bentley Systems, Inc., Class B	6,621	232,530
*	Bill Holdings, Inc.	352,282	15,208,014
*	BK Technologies Corp.	17,076	1,302,557
*	Blackbaud, Inc.	216,483	11,625,137
*	BlackLine, Inc.	207,611	9,647,683
*	Box, Inc., Class A	691,511	17,529,804
*	Braze, Inc., Class A	43,222	899,882
*	C3.ai, Inc., Class A	183,976	2,025,576
*	Calix, Inc.	186,572	8,334,171
*	CCC Intelligent Solutions Holdings, Inc.	2,350,755	17,818,723
*	Cerence, Inc.	192,057	2,176,006
*	CEVA, Inc.	107,983	2,277,361
*	Cipher Mining, Inc.	1,068,091	17,046,732
*	Cirrus Logic, Inc.	228,130	29,734,464
*	Cleanspark, Inc.	927,218	10,978,261
	Clear Secure, Inc., Class A	328,293	10,708,918
*	Clearfield, Inc.	49,744	1,480,879
	Climb Global Solutions, Inc.	20,394	2,418,524
*	Coda Octopus Group, Inc.	8,061	85,850
	Cognex Corp.	510,516	19,777,390
*	Cohu, Inc.	210,441	6,005,986
*	Commvault Systems, Inc.	178,856	15,327,959
*	Comtech Telecommunications Corp.	53,419	297,010

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Consensus Cloud Solutions, Inc.	77,296	$1,651,043
*	Core Scientific, Inc.	128,114	2,304,771
*	Corsair Gaming, Inc.	98,032	499,963
*	CPS Technologies Corp.	21,768	116,241
	Crane NXT Co.	227,926	11,514,822
*	Crexendo, Inc.	29,261	204,827
*	CS Disco, Inc.	163,913	1,024,456
	CSP, Inc.	50,132	572,507
	CTS Corp.	140,018	7,198,325
*	CVD Equipment Corp.	8,212	39,500
*	Daily Journal Corp.	5,941	3,483,624
*	Daktronics, Inc.	219,140	5,073,091
*	Data I/O Corp.	31,665	98,162
*	Diebold Nixdorf, Inc.	91,977	6,347,333
*	Digi International, Inc.	191,295	8,239,076
*	Digi Power X, Inc.	108,415	281,879
*	Digital Turbine, Inc.	230,128	1,201,268
*	DigitalOcean Holdings, Inc.	349,636	19,317,389
*	Diodes, Inc.	208,280	12,328,093
	Dolby Laboratories, Inc., Class A	182,535	11,716,922
*	Dropbox, Inc., Class A	715,261	18,224,850
*	DXC Technology Co.	876,640	12,649,915
*	Eastman Kodak Co.	328,818	2,406,948
*	eGain Corp.	109,529	1,124,863
*	Enphase Energy, Inc.	251,911	9,315,669
	Entegris, Inc.	12,846	1,516,727
*	EPAM Systems, Inc.	114,977	23,984,202
	ePlus, Inc.	118,361	10,156,557
*	Everspin Technologies, Inc.	69,272	899,843
*	Fastly, Inc., Class A	597,650	5,528,263
*	Five9, Inc.	64,371	1,136,792
*	FormFactor, Inc.	342,769	24,161,787
*	Frequency Electronics, Inc.	43,061	2,264,147
*	Freshworks, Inc., Class A	228,893	2,467,467
*	Globant SA	52,164	3,488,728
*	Grid Dynamics Holdings, Inc.	272,509	2,253,649
*	GSI Technology, Inc.	26,333	189,993
	Hackett Group, Inc.	192,896	3,520,352
*	Harmonic, Inc.	504,628	4,904,984
*	I3 Verticals, Inc., Class A	97,069	2,155,903
*	Ichor Holdings Ltd.	147,611	4,478,518
*	indie Semiconductor, Inc., Class A	115,458	473,378
	Information Services Group, Inc.	121,729	678,031
*	Inseego Corp.	30,198	328,856
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Insight Enterprises, Inc.	142,847	$12,002,005
*	Intapp, Inc.	183,123	6,217,026
*	Intellicheck, Inc.	1,833	10,411
	InterDigital, Inc.	166,317	54,292,521
*	inTEST Corp.	57,279	524,103
*	IPG Photonics Corp.	166,129	15,351,981
*	Itron, Inc.	206,302	20,440,402
*»	Jamf Holding Corp.	504,326	6,581,454
*	JFrog Ltd.	164,938	9,038,602
*	Key Tronic Corp.	48,645	137,665
*	Kimball Electronics, Inc.	107,714	3,254,040
*	Klaviyo, Inc., Class A	27,473	610,175
*	Knowles Corp.	497,617	12,062,236
	Kulicke & Soffa Industries, Inc.	234,671	13,453,688
*	KVH Industries, Inc.	112,689	752,763
*	Kyndryl Holdings, Inc.	1,022,589	23,519,547
*	Lantronix, Inc.	171,793	1,140,706
*	Lattice Semiconductor Corp.	387,234	31,180,082
*	LGL Group, Inc.	15,751	113,880
*	Life360, Inc.	31,351	1,796,099
	Littelfuse, Inc.	81,530	26,396,153
*	LiveRamp Holdings, Inc.	297,589	7,246,292
*	Lumentum Holdings, Inc.	78,568	30,786,085
*	MACOM Technology Solutions Holdings, Inc.	268,093	58,728,453
*	Magnachip Semiconductor Corp.	98,629	286,024
*	Manhattan Associates, Inc.	44,390	6,703,334
*	MaxLinear, Inc.	343,507	5,959,846
	Methode Electronics, Inc.	149,825	1,197,102
*	Mirion Technologies, Inc.	807,521	20,058,822
*	Mitek Systems, Inc.	191,802	1,921,856
	MKS, Inc.	184,840	43,513,184
*	M-Tron Industries, Inc.	10,767	702,439
*	N-able, Inc.	550,483	3,341,432
	Napco Security Technologies, Inc.	157,487	5,809,695
*	Navitas Semiconductor Corp.	265,400	2,277,132
*	nCino, Inc.	456,080	9,737,308
*	NCR Voyix Corp.	586,755	5,820,610
*	NETGEAR, Inc.	129,326	2,704,207
*	NetScout Systems, Inc.	324,714	9,030,296

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Network-1 Technologies, Inc.	135,577	$177,606
*	nLight, Inc.	143,636	6,551,238
*	Novanta, Inc.	159,966	21,521,826
*	Nutanix, Inc., Class A	56,406	2,218,448
	NVE Corp.	21,366	1,441,991
*	ON24, Inc.	180,607	1,439,438
	OneSpan, Inc.	165,624	1,951,051
*	Onto Innovation, Inc.	133,700	27,014,085
*	Ooma, Inc.	73,833	867,538
*	Optical Cable Corp.	24,376	120,174
*	OSI Systems, Inc.	77,783	19,456,640
*	Ouster, Inc.	124,829	2,600,188
*	PagerDuty, Inc.	252,942	2,681,185
*	PAR Technology Corp.	145,546	3,814,761
	PC Connection, Inc.	118,258	6,954,753
*	PDF Solutions, Inc.	174,058	5,543,747
	Pegasystems, Inc.	517,088	22,591,575
*	Penguin Solutions, Inc.	233,810	4,491,490
*	Photronics, Inc.	268,386	9,278,104
*	Plexus Corp.	140,129	27,931,914
*	Porch Group, Inc.	315,247	2,487,299
	Power Integrations, Inc.	251,163	11,538,428
*	Powerfleet, Inc. NJ	481,712	2,461,548
*	Progress Software Corp.	194,955	7,977,559
*	Q2 Holdings, Inc.	170,441	10,439,511
*	Qorvo, Inc.	285,338	22,287,751
*	Qualys, Inc.	161,547	21,308,049
*	QuickLogic Corp.	4,619	33,996
*	Rambus, Inc.	444,223	50,565,904
	Red Violet, Inc.	40,075	1,822,611
	ReposiTrak, Inc.	823	8,740
*	Research Solutions, Inc.	2,976	8,482
*	RF Industries Ltd.	28,392	277,106
*	Ribbon Communications, Inc.	685,021	1,794,755
	Richardson Electronics Ltd.	55,605	672,264
*	Rimini Street, Inc.	59,361	204,795
*	RingCentral, Inc., Class A	298,551	7,726,500
*	Riot Platforms, Inc.	864,798	13,378,425
*	Rogers Corp.	82,657	8,037,567
*	Sanmina Corp.	297,290	42,120,047
*»	Sapiens International Corp. NV	21,554	937,599
*	ScanSource, Inc.	116,160	4,993,718
*	SEMrush Holdings, Inc., Class A	231,190	2,748,849
*	Semtech Corp.	110,351	8,800,492
*	SentinelOne, Inc., Class A	863,807	12,076,022
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*††	Silicon Graphics, Inc.	10,199	$0
*	Silicon Laboratories, Inc.	90,262	12,857,822
*	Silvaco Group, Inc.	11,684	52,344
*	SiTime Corp.	61,865	22,463,800
*	SkyWater Technology, Inc.	85,873	2,718,739
	Skyworks Solutions, Inc.	382,481	21,327,141
*	SolarEdge Technologies, Inc.	58,629	1,814,568
*	SoundThinking, Inc.	27,631	192,864
*	Sprinklr, Inc., Class A	384,806	2,455,062
*	SPS Commerce, Inc.	84,124	7,508,908
»	SRAX, Inc.	70,653	7,065
*	Synaptics, Inc.	171,987	14,190,647
*	Synchronoss Technologies, Inc.	23,039	202,743
*	Tao Synergies, Inc.	4,773	20,381
	TD SYNNEX Corp.	84,828	13,459,659
*	Telos Corp.	242,611	1,324,656
*	Tenable Holdings, Inc.	106,321	2,345,441
*	Teradata Corp.	359,729	10,259,471
*	TransAct Technologies, Inc.	18,323	67,429
*	Trio-Tech International	25,480	143,452
*	TTM Technologies, Inc.	568,946	55,870,497
*	Turtle Beach Corp.	70,932	848,347
*	Twilio, Inc., Class A	25	3,012
*	UiPath, Inc., Class A	1,208,834	15,219,220
*	Ultra Clean Holdings, Inc.	201,452	8,799,423
*	Unisys Corp.	290,829	764,880
*	Unity Software, Inc.	340,135	9,897,929
	Universal Display Corp.	150,680	17,301,078
*	Veeco Instruments, Inc.	255,221	7,970,552
*	Vertex, Inc., Class A	176,391	3,272,053
*	Viant Technology, Inc., Class A	44,467	525,600
*	Viasat, Inc.	126,117	5,696,705
*	Viavi Solutions, Inc.	1,006,246	24,612,777
	Vishay Intertechnology, Inc.	558,686	11,257,523
*	Vishay Precision Group, Inc.	54,589	2,733,817
*	Vistance Networks, Inc.	510,060	9,181,080
	Vontier Corp.	575,636	21,586,350
*	WidePoint Corp.	25,315	166,826
*	Xperi, Inc.	185,337	1,049,007
*	Yext, Inc.	385,047	2,756,937

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zebra Technologies Corp., Class A	15,481	$3,637,725
*	Zeta Global Holdings Corp., Class A	396,438	7,365,818
TOTAL INFORMATION TECHNOLOGY			2,014,823,200
MATERIALS — (5.0%)
	AdvanSix, Inc.	85,882	1,360,371
	Alcoa Corp.	654,432	37,178,282
*	Alpha Metallurgical Resources, Inc.	57,734	12,112,593
*	Alto Ingredients, Inc.	88,298	220,745
*	American Battery Technology Co.	93,932	379,485
*	American Vanguard Corp.	120,002	609,610
*	Ampco-Pittsburgh Corp.	4,014	22,358
	AptarGroup, Inc.	103,439	12,924,703
	Ardagh Metal Packaging SA	888,908	3,902,306
*	Arq, Inc.	40,661	144,753
*	Ascent Industries Co.	43,974	712,819
	Ashland, Inc.	169,373	10,358,853
*	Aspen Aerogels, Inc.	141,646	477,347
	Avient Corp.	407,056	14,715,074
*	Axalta Coating Systems Ltd.	810,821	27,227,369
	Balchem Corp.	146,242	24,886,001
	Cabot Corp.	265,626	19,175,541
	Caledonia Mining Corp. PLC	36,497	1,001,478
	Celanese Corp.	160,636	7,138,664
*	Century Aluminum Co.	414,877	18,806,374
	CF Industries Holdings, Inc.	115,471	10,765,361
	Chemours Co.	505,020	7,570,250
*	Clearwater Paper Corp.	88,038	1,480,799
*	Cleveland-Cliffs, Inc.	1,323,349	18,209,282
*	Coeur Mining, Inc.	1,749,691	35,763,684
	Commercial Metals Co.	507,959	39,046,808
*	Compass Minerals International, Inc.	153,737	3,840,350
*	Core Molding Technologies, Inc.	41,022	800,749
	Crown Holdings, Inc.	164,960	17,268,013
*	Dakota Gold Corp.	237,766	1,424,218
	Eagle Materials, Inc.	109,874	22,393,420
	Eastman Chemical Co.	304,102	21,080,351
*	Ecovyst, Inc.	498,528	5,289,382
	Element Solutions, Inc.	1,410,553	41,047,092
		Shares	Value†
MATERIALS — (Continued)
	Ferroglobe PLC	408,602	$1,940,860
	Flexible Solutions International, Inc.	2,757	15,908
*	Flotek Industries, Inc.	115,954	2,014,121
	Fortitude Gold Corp.	179,751	990,428
	Friedman Industries, Inc.	62,791	1,232,587
	Graphic Packaging Holding Co.	583,606	8,549,828
	Greif, Inc. (GEF US), Class A	149,487	10,556,772
	Greif, Inc. (GEF/B US), Class B	23,507	1,955,312
	Hawkins, Inc.	97,378	12,683,485
	HB Fuller Co.	240,782	14,470,998
	Hecla Mining Co.	2,720,675	61,269,601
	Huntsman Corp.	525,864	5,689,848
*	Idaho Strategic Resources, Inc.	9,533	343,760
*	Ingevity Corp.	147,599	9,710,538
	Innospec, Inc.	109,683	8,963,295
*	Intrepid Potash, Inc.	58,815	1,931,485
*	Ivanhoe Electric, Inc.	114,134	1,950,550
	Kaiser Aluminum Corp.	71,987	8,827,046
*	Knife River Corp.	227,309	15,268,346
	Koppers Holdings, Inc.	87,080	2,565,377
	Kronos Worldwide, Inc.	216,923	1,138,846
*	Lifezone Metals Ltd.	7,889	41,733
	Louisiana-Pacific Corp.	309,471	25,915,102
*	LSB Industries, Inc.	317,727	2,951,684
	Materion Corp.	96,495	13,343,329
	Mativ Holdings, Inc.	216,217	2,605,415
*	McEwen, Inc.	235,572	5,689,064
	Mercer International, Inc.	134,684	273,409
*	Metallus, Inc.	237,776	4,743,631
	Minerals Technologies, Inc.	141,586	9,310,695
	Mosaic Co.	823,111	22,635,553
*	MP Materials Corp.	427,179	25,105,310
	Myers Industries, Inc.	165,232	3,415,345
	NewMarket Corp.	31,371	21,043,353
	Nexa Resources SA	43,836	552,772
	Northern Technologies International Corp.	35,949	325,698
*	O-I Glass, Inc.	662,086	10,116,674
	Olin Corp.	51,716	1,076,210
	Olympic Steel, Inc.	65,125	3,131,861
	Orion SA	238,978	1,476,884
*	Perimeter Solutions, Inc.	336,356	8,795,709
	Quaker Chemical Corp.	69,824	10,734,742

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ramaco Resources, Inc. (METC US), Class A	222,137	$4,333,893
	Ramaco Resources, Inc. (METCB US), Class B	11,544	151,457
*	Ranpak Holdings Corp.	275,171	1,386,862
*	Rayonier Advanced Materials, Inc.	280,269	2,174,887
††	Resolute Forest Products, Inc.	595,780	158,656
	Royal Gold, Inc.	68,773	18,108,619
	Ryerson Holding Corp.	147,419	4,160,164
	Scotts Miracle-Gro Co.	203,221	13,050,853
	Sealed Air Corp.	475,398	19,909,668
	Sensient Technologies Corp.	188,820	17,847,266
	Silgan Holdings, Inc.	543,152	23,437,009
*	Smith-Midland Corp.	13,063	459,034
*	Solstice Advanced Materials, Inc.	1,427	88,146
	Sonoco Products Co.	332,409	15,955,632
	Stepan Co.	105,330	6,068,061
	SunCoke Energy, Inc.	379,762	2,984,929
	Sylvamo Corp.	170,025	8,321,024
*	Tredegar Corp.	148,943	1,273,463
	TriMas Corp.	181,385	6,306,756
	Trinseo PLC	31,205	14,042
	Tronox Holdings PLC	367,329	2,226,014
	U.S. Lime & Minerals, Inc.	132,855	16,013,013
	Warrior Met Coal, Inc.	176,179	15,732,785
	Westlake Corp.	118,272	9,381,335
	Worthington Steel, Inc.	226,400	9,108,072
TOTAL MATERIALS			963,339,289
REAL ESTATE — (0.7%)
*	Alset, Inc.	8,527	26,178
*	AMREP Corp.	13,793	286,618
*	CKX Lands, Inc.	5,107	55,922
*	Compass, Inc., Class A	2,188,722	27,402,799
*	Comstock Holding Cos., Inc.	30,377	334,451
*	Cushman & Wakefield Ltd.	903,251	14,849,446
*	Douglas Elliman, Inc.	225,348	608,440
	eXp World Holdings, Inc.	317,240	2,867,849
*	Five Point Holdings LLC, Class A	93,987	499,071
*	Forestar Group, Inc.	209,963	5,463,237
		Shares	Value†
REAL ESTATE — (Continued)
*	FRP Holdings, Inc.	161,708	$3,866,438
*	Howard Hughes Holdings, Inc.	198,433	16,204,039
*	Jones Lang LaSalle, Inc.	5,571	1,993,917
*»	JW Mays, Inc.	200	7,912
	Kennedy-Wilson Holdings, Inc.	449,972	4,432,224
	Marcus & Millichap, Inc.	173,912	4,730,406
*	Maui Land & Pineapple Co., Inc.	74,152	1,270,224
	Newmark Group, Inc., Class A	629,902	11,231,153
*	Offerpad Solutions, Inc.	35,080	35,782
*	Opendoor Technologies, Inc.	2,525,154	13,004,543
*	RE/MAX Holdings, Inc., Class A	86,403	672,215
	RMR Group, Inc., Class A	21,433	324,710
*	Seaport Entertainment Group, Inc.	43,708	825,644
	St. Joe Co.	259,783	17,195,037
*	Star Holdings	6,852	53,583
*	Stratus Properties, Inc.	34,606	1,026,760
*	Tejon Ranch Co.	116,607	1,876,207
TOTAL REAL ESTATE			131,144,805
UTILITIES — (2.8%)
	AES Corp.	1,872,210	27,427,876
	American States Water Co.	171,522	12,514,245
	Artesian Resources Corp., Class A	61,469	2,050,606
	Avista Corp.	364,578	15,053,426
	Black Hills Corp.	285,848	20,861,187
	California Water Service Group	263,158	11,763,163
	Chesapeake Utilities Corp.	103,444	13,311,174
	Clearway Energy, Inc. (CWEN US), Class C	324,044	11,714,191
	Clearway Energy, Inc. (CWENA US), Class A	131,562	4,442,849
	Consolidated Water Co. Ltd.	71,408	2,704,935
	Essential Utilities, Inc.	471,218	18,278,546
	Genie Energy Ltd., Class B	164,390	2,263,650
	Global Water Resources, Inc.	36,122	313,178
	H2O America	150,174	7,815,055

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
*	Hallador Energy Co.	171,677	$3,174,308
*	Hawaiian Electric Industries, Inc.	506,548	7,760,315
	IDACORP, Inc.	177,691	23,595,588
	MDU Resources Group, Inc.	732,183	15,017,073
	MGE Energy, Inc.	174,495	13,938,660
	Middlesex Water Co.	79,577	4,168,243
*	Montauk Renewables, Inc.	137,950	240,033
	National Fuel Gas Co.	296,945	24,869,144
	New Jersey Resources Corp.	447,850	22,159,618
	Northwest Natural Holding Co.	161,736	7,530,428
	Northwestern Energy Group, Inc.	277,717	18,845,876
	OGE Energy Corp.	632,808	27,641,053
	ONE Gas, Inc.	246,971	19,649,013
	Ormat Technologies, Inc.	263,882	32,969,417
	Otter Tail Corp.	225,432	20,099,517
	Pinnacle West Capital Corp.	284,445	26,612,674
	Portland General Electric Co.	432,668	21,741,567
*	Pure Cycle Corp.	102,327	1,184,947
	RGC Resources, Inc.	32,127	697,477
	Southwest Gas Holdings, Inc.	282,441	23,391,764
	Spire, Inc.	262,276	22,159,699
*	Spruce Power Holding Corp.	12,716	72,227
	TXNM Energy, Inc.	416,521	24,541,417
	UGI Corp.	658,649	26,418,411
	Shares	Value†
UTILITIES — (Continued)
Unitil Corp.	93,526	$4,761,409
York Water Co.	98,765	3,316,529
TOTAL UTILITIES		547,070,488
TOTAL COMMON STOCKS		17,667,896,738
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*» TurnOnGreen, Inc. Warrants 06/26/2028	90,960	278
TOTAL RIGHTS/WARRANTS		278
TOTAL INVESTMENT SECURITIES (Cost $10,620,642,793)		17,667,897,016

TEMPORARY CASH INVESTMENTS — (1.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	204,413,918	204,413,918
SECURITIES LENDING COLLATERAL — (7.5%)
@§	The DFA Short Term Investment Fund	125,377,730	1,450,244,206
TOTAL INVESTMENTS — (100.0%)
(Cost $12,275,300,917)^^			$19,322,555,140
As of January 31, 2026, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	685	03/20/26	$238,720,654	$238,576,938	$(143,716)
Total Futures Contracts			$238,720,654	$238,576,938	$(143,716)

U.S. Small Cap Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$413,928,212	$30,948	—	$413,959,160
Consumer Discretionary	2,365,563,732	—	—	2,365,563,732
Consumer Staples	690,970,631	330,487	—	691,301,118
Energy	926,665,238	—	—	926,665,238
Financials	3,728,156,408	29,530	—	3,728,185,938
Health Care	1,923,223,850	13,561	$1,193,676	1,924,431,087
Industrials	3,961,412,281	402	—	3,961,412,683
Information Technology	2,007,297,082	7,526,118	—	2,014,823,200
Materials	963,180,633	—	158,656	963,339,289
Real Estate	131,136,893	7,912	—	131,144,805
Utilities	547,070,488	—	—	547,070,488
Rights/Warrants
Industrials	—	278	—	278
Temporary Cash Investments	204,413,918	—	—	204,413,918
Securities Lending Collateral	—	1,450,244,206	—	1,450,244,206
Total Investments in Securities	$17,863,019,366	$1,458,183,442	$1,352,332˂˃	$19,322,555,140
Financial Instruments
Liabilities
Futures Contracts**	(143,716)	—	—	(143,716)
Total Financial Instruments	$(143,716)	—	—	$(143,716)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.8%)
COMMUNICATION SERVICES — (2.7%)
#*	Advantage Solutions, Inc.	303,962	$328,279
*	AMC Networks, Inc., Class A	85,449	658,812
*	Angi, Inc.	114,679	1,488,533
*	Anterix, Inc.	58,754	1,543,174
	Array Digital Infrastructure, Inc.	54,574	2,629,921
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	56,406	2,482,992
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	159,008	6,349,189
	ATN International, Inc.	54,961	1,329,507
*	Bandwidth, Inc., Class A	101,504	1,418,011
*	Boston Omaha Corp., Class A	91,967	1,122,917
*	Bumble, Inc., Class A	35,179	117,850
#	Cable One, Inc.	15,488	1,254,373
*	Cargurus, Inc.	322,909	10,462,252
*	Cars.com, Inc.	177,540	2,016,854
#	Cinemark Holdings, Inc.	481,703	11,406,727
*	Clear Channel Outdoor Holdings, Inc.	244,741	511,509
	CuriosityStream, Inc.	25,227	93,844
*	DHI Group, Inc.	70,842	123,265
*	DoubleVerify Holdings, Inc.	360,690	3,902,666
	Entravision Communications Corp., Class A	725,530	2,183,845
*	Eventbrite, Inc., Class A	181,781	803,472
*	EverQuote, Inc., Class A	85,822	1,948,159
*	EW Scripps Co., Class A	243,231	814,824
*	fuboTV, Inc., Class A	632,007	1,409,376
*	Gaia, Inc.	47,027	159,422
#*	Gambling.com Group Ltd.	47,161	224,958
*	GCI Liberty, Inc. (GLBKV US), Class C	68,417	2,530,745
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLIBA US), Class A	6,384	$239,208
*	Gogo, Inc.	91,175	418,493
	Gray Media, Inc. GTN US	310,087	1,398,492
	Gray Media, Inc. GTNA US, Class A	3,666	47,255
#*	Grindr, Inc.	278,950	3,157,714
	IDT Corp., Class B	128,731	6,260,189
#*	IMAX Corp.	213,810	7,464,107
	Iridium Communications, Inc.	267,849	5,335,552
	John Wiley & Sons, Inc. (WLY US), Class A	132,603	4,141,192
*	Liberty Global Ltd. (LBTYA US), Class A	337,644	3,744,472
*	Liberty Global Ltd. (LBTYK US), Class C	278,378	3,084,428
*	Liberty Latin America Ltd. (LILA US), Class A	126,483	976,449
*	Liberty Latin America Ltd. (LILAK US), Class C	665,774	5,179,722
*	Lionsgate Studios Corp.	67,497	637,172
*»	Machten, Inc.	97	679
*	Madison Square Garden Entertainment Corp.	127,715	7,901,727
*	Madison Square Garden Sports Corp.	211	59,829
*	Magnite, Inc.	355,360	5,142,059
	Marcus Corp.	92,767	1,399,854
*	MediaAlpha, Inc., Class A	103,975	1,063,664
	National CineMedia, Inc.	88,930	321,037
	Nexstar Media Group, Inc.	22,747	4,831,008
#*	Optimum Communications, Inc., Class A	314,771	481,600
	Pegasus Cos., Inc.	32	2,145

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	PubMatic, Inc., Class A	53,816	$390,704
*	QuinStreet, Inc.	197,832	2,629,187
*	Reading International, Inc. (RDI US), Class A	7,783	8,328
*»	Reading International, Inc. (RDIB US), Class B	11,620	132,700
*	Reservoir Media, Inc.	66,709	503,653
	Saga Communications, Inc., Class A	22,689	258,201
	Scholastic Corp.	78,310	2,738,501
	Shenandoah Telecommunications Co.	196,782	2,335,802
	Shutterstock, Inc.	133,369	2,647,375
	Sinclair, Inc.	139,528	2,024,551
#*	Sphere Entertainment Co.	107,319	10,250,038
	Spok Holdings, Inc.	71,804	988,741
*	Stagwell, Inc.	381,947	2,295,501
*	Starz Entertainment Corp.	4,499	44,945
*	TechTarget, Inc.	180,160	944,038
	TEGNA, Inc.	662,007	12,684,054
	Telephone & Data Systems, Inc.	323,776	14,612,011
*	Thryv Holdings, Inc.	91,515	440,187
	Townsquare Media, Inc., Class A	14,233	93,511
*	Travelzoo	42,530	248,801
*	TripAdvisor, Inc.	445,802	5,924,709
#*	Uniti Group, Inc.	353,150	2,938,208
*	Urban One, Inc. UONEK US	4,788	43,092
#*	USA TODAY Co., Inc.	504,015	2,983,769
*	Vivid Seats, Inc., Class A	1,043	7,603
*	Yelp, Inc.	136,322	3,732,496
	Zedge, Inc., Class B	24,863	77,324
*	Ziff Davis, Inc.	125,764	4,806,700
*	ZoomInfo Technologies, Inc.	658,303	5,299,339
TOTAL COMMUNICATION SERVICES			204,687,592
CONSUMER DISCRETIONARY — (11.9%)
#*	1-800-Flowers.com, Inc., Class A	122,687	530,008
*	1stdibs.com, Inc.	19,923	109,178
*	Abercrombie & Fitch Co., Class A	118,570	11,575,989
	Academy Sports & Outdoors, Inc.	198,928	10,943,029
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Accel Entertainment, Inc.	225,559	$2,551,072
#	Acushnet Holdings Corp.	171,900	16,663,986
*	Adient PLC	238,622	4,963,338
*	Adtalem Global Education, Inc.	264,753	27,415,173
#	Advance Auto Parts, Inc.	178,016	8,546,548
#	Allbirds, Inc., Class A	0	0
	AMCON Distributing Co.	5,890	638,829
#*	American Axle & Manufacturing Holdings, Inc.	325,776	2,596,435
	American Eagle Outfitters, Inc.	384,100	8,953,371
*	American Outdoor Brands, Inc.	51,578	467,297
*	American Public Education, Inc.	63,044	2,633,978
#*	America's Car-Mart, Inc.	28,916	743,720
*	Arhaus, Inc.	90,985	926,227
*	Ark Restaurants Corp.	33,977	222,889
	Arko Corp.	148,964	790,999
*	Asbury Automotive Group, Inc.	35,385	8,298,136
#*	Bally's Corp.	7,282	111,269
*	Barnes & Noble Education, Inc.	8,555	76,567
	Bassett Furniture Industries, Inc.	77,182	1,219,476
	Bath & Body Works, Inc.	325,003	7,085,065
*	Beazer Homes USA, Inc.	82,372	1,776,764
*	Bed Bath & Beyond, Inc.	180,770	1,068,351
*	Biglari Holdings, Inc. (BH US), Class B	7,406	2,777,472
*	Biglari Holdings, Inc. (BH/A US), Class A	621	1,222,637
*	BJ's Restaurants, Inc.	98,449	4,117,137
	Bloomin' Brands, Inc.	67,311	403,866
*	Boot Barn Holdings, Inc.	42,729	7,626,272
*»	Bowl America, Inc.	55,406	0
*	Bright Horizons Family Solutions, Inc.	12,605	1,167,601
*	Brinker International, Inc.	12,729	2,007,618
	Brunswick Corp.	115,057	9,229,873
	Buckle, Inc.	198,584	9,393,023
#	Build-A-Bear Workshop, Inc.	45,757	2,730,778

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Caleres, Inc.	166,991	$2,040,630
*	Callaway Golf Co.	529,127	7,592,972
#	Camping World Holdings, Inc., Class A	85,966	1,133,892
	Canterbury Park Holding Corp.	10,905	169,028
*	Capri Holdings Ltd.	349,038	7,877,788
*	CarMax, Inc.	120,217	5,354,465
	Carriage Services, Inc.	131,086	5,624,900
	Carter's, Inc.	115,166	3,985,895
*	Cato Corp., Class A	78,422	239,187
*	Cavco Industries, Inc.	29,042	14,289,245
	Century Communities, Inc.	144,153	9,078,756
*	Champion Homes, Inc.	99,824	7,824,205
#	Cheesecake Factory, Inc.	141,078	8,176,881
*	Citi Trends, Inc.	55,368	2,389,129
	Clarus Corp.	6,400	24,512
	Columbia Sportswear Co.	118,545	6,553,168
#*	Cooper-Standard Holdings, Inc.	61,482	1,928,690
*	Coursera, Inc.	405,928	2,459,924
	Cricut, Inc., Class A	63,833	285,334
*	Crocs, Inc.	94,633	7,941,601
*	Culp, Inc.	149,674	526,852
	Dana, Inc.	511,292	14,776,339
#*	Dave & Buster's Entertainment, Inc.	17,293	324,590
#	Denny's Corp.	0	0
#	Designer Brands, Inc., Class A	98,833	626,601
#*	Destination XL Group, Inc.	110,722	75,623
#	Dine Brands Global, Inc.	48,617	1,671,939
*	Dorman Products, Inc.	106,859	13,271,888
#*	Dream Finders Homes, Inc., Class A	74,992	1,379,103
#*	Driven Brands Holdings, Inc.	188,729	2,934,736
*	Duluth Holdings, Inc., Class B	20,013	48,231
*	Educational Development Corp.	3,317	4,644
#*	El Pollo Loco Holdings, Inc.	159,414	1,614,864
	Escalade, Inc.	57,974	842,942
	Ethan Allen Interiors, Inc.	181,668	4,165,647
*	Etsy, Inc.	173,258	9,175,744
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	European Wax Center, Inc., Class A	93,666	$368,107
*	Figs, Inc., Class A	521,601	5,638,507
*	First Watch Restaurant Group, Inc.	140,827	2,251,824
	Flanigan's Enterprises, Inc.	21,539	700,556
	Flexsteel Industries, Inc.	18,617	745,239
*	Fox Factory Holding Corp.	41,474	763,122
*	Frontdoor, Inc.	104,362	6,168,838
#*	Full House Resorts, Inc.	29,198	67,739
#*	Funko, Inc., Class A	119,645	485,759
	Garrett Motion, Inc.	585,334	10,559,425
*	Genesco, Inc.	32,229	932,385
	Gentex Corp.	222,562	5,121,152
*	Gentherm, Inc.	106,409	3,400,832
*	GigaCloud Technology, Inc., Class A	20,505	818,765
	G-III Apparel Group Ltd.	295,525	8,673,659
#*	Global Business Travel Group I	291,050	1,993,692
	Gold.com, Inc.	85,909	4,454,382
	Golden Entertainment, Inc.	7,760	208,899
*	Goodyear Tire & Rubber Co.	798,160	7,510,686
	Graham Holdings Co., Class B	12,505	14,588,708
*	Grand Canyon Education, Inc.	43,701	7,596,982
*	Green Brick Partners, Inc.	151,865	10,537,912
	Group 1 Automotive, Inc.	6,203	2,197,475
*	Groupon, Inc.	22,403	317,002
*	GrowGeneration Corp.	33,547	43,947
	H&R Block, Inc.	207,692	8,193,449
	Hamilton Beach Brands Holding Co., Class A	43,261	825,852
#	Harley-Davidson, Inc.	256,332	5,075,374
	Haverty Furniture Cos., Inc. (HVT US)	95,559	2,419,554
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	18,389	467,173
*	Hilton Grand Vacations, Inc.	179,691	8,105,861

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Holley, Inc.	70,968	$273,227
	Hooker Furnishings Corp.	32,737	434,420
*	Hovnanian Enterprises, Inc., Class A	18,395	2,072,197
*	Inspired Entertainment, Inc.	29,576	264,114
	J Jill, Inc.	17,030	265,838
	JAKKS Pacific, Inc.	25,084	458,285
	Jerash Holdings U.S., Inc.	7,541	23,075
	Johnson Outdoors, Inc., Class A	63,311	2,873,686
	Kohl's Corp.	354,178	6,187,490
	Kontoor Brands, Inc.	205,389	12,267,885
*	Koss Corp.	4,843	20,970
#	Krispy Kreme, Inc.	167,432	527,411
*	Kura Sushi USA, Inc., Class A	31,448	2,101,041
#	Lakeland Industries, Inc.	35,035	330,030
*	Lands' End, Inc.	116,131	2,062,487
*	Latham Group, Inc.	111,191	699,391
*	Laureate Education, Inc.	774,687	26,571,764
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	165,186	6,014,422
	LCI Industries	69,682	10,221,653
	Lear Corp.	46,307	5,422,087
#*††	Lear Corp.	498,411	0
*	Legacy Housing Corp.	47,807	991,995
	Leggett & Platt, Inc.	303,117	3,537,375
*	LGI Homes, Inc.	58,889	2,950,928
	Lifetime Brands, Inc.	67,974	214,118
*	Lincoln Educational Services Corp.	92,730	2,472,182
*	Lindblad Expeditions Holdings, Inc.	70,215	1,170,484
*	Live Ventures, Inc.	5,460	109,528
*	Lovesac Co.	35,913	478,361
*	M/I Homes, Inc.	91,152	12,187,022
	Macy's, Inc.	728,698	14,588,534
*	Malibu Boats, Inc., Class A	68,985	2,242,012
	Marine Products Corp.	149,233	1,441,591
*	MarineMax, Inc.	81,932	2,214,622
	Marriott Vacations Worldwide Corp.	106,162	5,765,658
*	MasterCraft Boat Holdings, Inc.	46,986	1,011,609
	Matthews International Corp., Class A	73,443	1,930,816
*	Mister Car Wash, Inc.	476,251	2,643,193
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Monarch Casino & Resort, Inc.	27,353	$2,503,620
	Monro, Inc.	82,548	1,545,299
*	Motorcar Parts of America, Inc.	69,827	867,950
	Movado Group, Inc.	58,101	1,324,703
	Nathan's Famous, Inc.	28,014	2,832,776
#*	National Vision Holdings, Inc.	287,861	7,585,137
	Newell Brands, Inc.	1,324,827	5,630,515
»	Nobility Homes, Inc.	2,100	62,160
	OneSpaWorld Holdings Ltd.	363,994	7,152,482
#*	OneWater Marine, Inc., Class A	15,893	211,059
#*	Outdoor Holding Co.	20,080	32,730
#	Oxford Industries, Inc.	54,773	2,018,385
#	Papa John's International, Inc.	80,113	2,817,574
	Patrick Industries, Inc.	116,171	14,657,295
*	Penn Entertainment, Inc.	52,898	679,210
	Perdoceo Education Corp.	410,255	13,140,468
*	Petco Health & Wellness Co., Inc.	119,113	320,414
*	PetMed Express, Inc.	800	2,552
	Phinia, Inc.	97,356	6,928,827
#	Polaris, Inc.	97,408	6,218,527
#	Portillo's, Inc., Class A	0	0
*	Pursuit Attractions & Hospitality, Inc.	53,195	1,847,462
	PVH Corp.	123,300	7,688,988
*	Rave Restaurant Group, Inc.	23,757	79,348
#	RCI Hospitality Holdings, Inc.	27,891	670,500
*	Red Robin Gourmet Burgers, Inc.	8,630	32,190
*	Revolve Group, Inc.	121,159	3,350,046
#*	RH	37,899	7,535,458
	Rocky Brands, Inc.	27,022	869,838
*	Rush Street Interactive, Inc.	150,772	2,664,141
*	Sabre Corp.	611,524	794,981
*	Sally Beauty Holdings, Inc.	307,138	4,674,640
#*	Savers Value Village, Inc.	131,489	1,362,226
*	Shake Shack, Inc., Class A	69,942	6,194,763
#	Shoe Carnival, Inc.	95,428	1,818,858
#	Signet Jewelers Ltd.	151,527	13,981,396
#*	Sleep Number Corp.	800	9,312

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Smith & Wesson Brands, Inc.	155,102	$1,693,714
*	Smith Douglas Homes Corp.	3,116	56,213
*	Solid Power, Inc.	296,915	1,330,179
	Sonic Automotive, Inc., Class A	88,305	5,294,768
*	Sonos, Inc.	371,407	5,329,690
*	Sportsman's Warehouse Holdings, Inc.	17,747	24,313
	Standard Motor Products, Inc.	88,202	3,521,906
	Steven Madden Ltd.	199,694	8,762,573
#*	Stitch Fix, Inc., Class A	330,759	1,587,643
*	Stoneridge, Inc.	188,193	1,238,310
	Strategic Education, Inc.	92,195	7,838,419
*	Strattec Security Corp.	14,590	1,154,361
*	Stride, Inc.	91,316	7,725,334
	Sturm Ruger & Co., Inc.	25,327	929,248
	Superior Group of Cos., Inc.	64,782	645,229
*	Target Hospitality Corp.	120,680	831,485
	Thor Industries, Inc.	95,589	10,693,541
*	Tilly's, Inc., Class A	78,303	115,105
	Travel & Leisure Co.	262,595	18,260,856
*	Tri Pointe Homes, Inc.	528,036	17,610,001
*	Udemy, Inc.	162,955	783,814
#*	Under Armour, Inc. (UA US), Class C	391,499	2,376,399
#*	Under Armour, Inc. (UAA US), Class A	526,459	3,248,252
*	Unifi, Inc.	56,640	218,630
#*	United Parks & Resorts, Inc.	157,307	5,922,609
*	Universal Electronics, Inc.	38,422	151,767
*	Universal Technical Institute, Inc.	189,739	5,280,436
	Upbound Group, Inc.	220,634	4,169,983
#	Vail Resorts, Inc.	72,192	9,606,589
*	Valvoline, Inc.	277,976	9,095,375
*	Vera Bradley, Inc.	82,160	197,184
*	Victoria's Secret & Co.	242,096	13,196,653
	Visteon Corp.	67,711	6,152,221
#*	Warby Parker, Inc., Class A	268,895	6,859,511
#	Wendy's Co.	491,932	3,832,150
	Weyco Group, Inc.	54,641	1,727,748
#	Whirlpool Corp.	87,052	6,963,289
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winmark Corp.	16,260	$7,328,219
	Winnebago Industries, Inc.	79,117	3,632,261
	Wolverine World Wide, Inc.	157,403	2,789,181
	Wyndham Hotels & Resorts, Inc.	18,074	1,315,606
#*	XPEL, Inc.	56,762	2,923,811
#*	YETI Holdings, Inc.	247,680	11,321,453
*	Zumiez, Inc.	59,476	1,463,704
TOTAL CONSUMER DISCRETIONARY			899,573,837
CONSUMER STAPLES — (3.4%)
	Alico, Inc.	54,009	2,231,112
	Andersons, Inc.	117,961	7,312,402
	B&G Foods, Inc.	50,115	219,003
*	BellRing Brands, Inc.	132,280	3,289,804
*	Boston Beer Co., Inc. , Class A	9,333	1,993,715
*	Bridgford Foods Corp.	72,953	551,525
	Calavo Growers, Inc.	62,236	1,583,284
	Cal-Maine Foods, Inc.	87,954	7,346,798
#*	Central Garden & Pet Co. (CENT US)	37,852	1,280,533
*	Central Garden & Pet Co. (CENTA US), Class A	242,573	7,439,714
*	Chefs' Warehouse, Inc.	149,808	9,422,923
*	Coty, Inc., Class A	1,349,825	4,278,945
*	Darling Ingredients, Inc.	132,157	6,034,289
	Dole PLC	99,371	1,582,980
	Edgewell Personal Care Co.	118,158	2,299,355
*	elf Beauty, Inc.	76,310	6,485,587
#	Energizer Holdings, Inc.	106,167	2,317,626
*	FitLife Brands, Inc.	1,711	27,205
	Flowers Foods, Inc.	511,223	5,843,279
#*	Forafric Global PLC	5,000	50,100
	Fresh Del Monte Produce, Inc.	177,968	7,058,211
*	Freshpet, Inc.	72,802	5,074,299
#*	Grocery Outlet Holding Corp.	66,919	637,738
*	Herbalife Ltd.	269,807	4,651,473
#*	Honest Co., Inc.	22,416	55,367
	Ingles Markets, Inc., Class A	50,716	3,796,600
	Interparfums, Inc.	76,229	7,437,663
	J&J Snack Foods Corp.	22,269	2,115,555
	John B Sanfilippo & Son, Inc.	31,537	2,551,343

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Lifevantage Corp.	42,829	$226,994
*	Lifeway Foods, Inc.	42,294	931,737
	Limoneira Co.	54,654	787,018
#*	Mama's Creations, Inc.	95,636	1,444,104
	Marzetti Co.	40,076	6,875,839
*	Medifast, Inc.	36,581	418,487
	MGP Ingredients, Inc.	61,278	1,526,435
*	Mission Produce, Inc.	205,854	2,770,795
*	National Beverage Corp.	192,874	6,573,146
*	Natural Alternatives International, Inc.	67,137	275,262
	Natural Grocers by Vitamin Cottage, Inc.	82,234	2,246,633
*	Nature's Sunshine Products, Inc.	124,802	3,147,506
	Nu Skin Enterprises, Inc., Class A	80,184	850,752
	Oil-Dri Corp. of America	102,820	6,225,751
*	Post Holdings, Inc.	68,826	7,041,588
	PriceSmart, Inc.	117,343	16,687,348
	Reynolds Consumer Products, Inc.	267,708	6,202,794
*	Rocky Mountain Chocolate Factory, Inc.	50,677	117,064
	Seaboard Corp.	1,615	8,207,882
*	Seneca Foods Corp. (SENEA US), Class A	40,165	4,792,889
*»	Seneca Foods Corp. (SENEB US), Class B	11,120	1,314,384
*	Simply Good Foods Co.	247,398	4,643,660
	Spectrum Brands Holdings, Inc.	10,611	676,027
#	Tootsie Roll Industries, Inc.	154,700	5,860,036
*	TreeHouse Foods, Inc.	127,838	3,149,928
	Turning Point Brands, Inc.	88,044	10,666,531
*	United Natural Foods, Inc.	180,690	6,727,089
	United-Guardian, Inc.	32,274	232,695
	Universal Corp.	106,477	6,025,533
*	USANA Health Sciences, Inc.	7,723	167,589
	Utz Brands, Inc.	99,363	1,047,286
	Village Super Market, Inc., Class A	60,778	2,167,343
*	Vita Coco Co., Inc.	134,954	7,199,796
#*	Vital Farms, Inc.	168,689	4,799,202
		Shares	Value†
CONSUMER STAPLES — (Continued)
	WD-40 Co.	47,334	$10,945,041
	Weis Markets, Inc.	189,601	13,490,111
*	Willamette Valley Vineyards, Inc.	3,868	10,792
*	Zevia PBC, Class A	127,456	235,794
TOTAL CONSUMER STAPLES			261,677,289
ENERGY — (5.7%)
*	Amplify Energy Corp.	127,913	642,123
	Archrock, Inc.	672,069	19,886,522
	Ardmore Shipping Corp.	145,300	1,877,276
#	Atlas Energy Solutions, Inc.	67,691	789,954
*	BKV Corp.	85,139	2,532,885
	Borr Drilling Ltd.	293,917	1,375,532
*	Bristow Group, Inc.	103,286	4,540,453
	Cactus, Inc., Class A	129,805	7,298,935
	California Resources Corp.	170,097	9,100,189
#*	Centrus Energy Corp., Class A	64,228	17,873,368
	Chord Energy Corp. (CHRD US)	26,157	2,621,978
*	Clean Energy Fuels Corp.	568,880	1,251,536
*	CNX Resources Corp.	310,935	12,064,278
#*	Comstock, Inc.	25,686	75,774
	Core Laboratories, Inc.	103,520	2,022,781
	Core Natural Resources, Inc.	64,193	6,122,728
	Crescent Energy Co., Class A	793,289	7,750,434
*	CVR Energy, Inc.	238,500	5,423,490
	DHT Holdings, Inc.	609,411	8,732,860
*	DMC Global, Inc.	36,899	317,331
	Dorian LPG Ltd.	152,873	4,514,340
#*	Encore Energy Corp.	90,770	288,649
	Energy Services of America Corp.	48,914	440,715
	Epsilon Energy Ltd.	35,227	175,783
	Evolution Petroleum Corp.	95,582	376,593
	Excelerate Energy, Inc., Class A	74,396	2,778,691
*	Expro Group Holdings NV	335,644	5,373,660
*	Forum Energy Technologies, Inc.	26,618	1,204,198
	FutureFuel Corp.	118,004	388,233
*	Geospace Technologies Corp.	106,860	1,652,056
	Granite Ridge Resources, Inc.	99,995	501,975

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Green Plains, Inc.	195,074	$2,235,548
*	Gulfport Energy Corp.	67,786	13,839,868
*	Helix Energy Solutions Group, Inc.	609,400	4,838,636
	Helmerich & Payne, Inc.	278,183	9,424,840
*	Innovex International, Inc.	217,417	5,402,812
	International Seaways, Inc.	181,677	10,837,033
	Kodiak Gas Services, Inc.	248,223	10,427,848
#*	Kosmos Energy Ltd.	107,116	169,243
	Liberty Energy, Inc.	432,505	10,661,248
	Magnolia Oil & Gas Corp., Class A	364,653	9,302,298
*	Mammoth Energy Services, Inc.	113,681	266,014
	Matador Resources Co.	70,400	3,184,896
	Mexco Energy Corp.	1,906	20,032
#*	MIND Technology, Inc.	4,943	43,251
#	Murphy Oil Corp.	316,347	9,518,881
*	Nabors Industries Ltd.	8,285	553,769
	NACCO Industries, Inc., Class A	38,693	1,904,856
*	National Energy Services Reunited Corp.	53,333	1,049,593
	Natural Gas Services Group, Inc.	68,545	2,374,399
#*††	Next Bridge Hydrocarbons, Inc.	18,077	0
#	Noble Corp. PLC	267,750	9,537,255
	Nordic American Tankers Ltd.	576,193	2,396,963
#	Northern Oil & Gas, Inc.	149,152	3,728,800
	NOV, Inc.	190,966	3,504,226
*	Oceaneering International, Inc.	359,199	10,811,890
*	Oil States International, Inc.	208,269	1,764,038
*	OPAL Fuels, Inc., Class A	5,118	11,823
#*	Par Pacific Holdings, Inc.	227,036	8,568,339
	Patterson-UTI Energy, Inc.	1,013,503	7,631,678
	PBF Energy, Inc., Class A	250,638	8,386,347
	Peabody Energy Corp.	370,352	13,058,612
*	PrimeEnergy Resources Corp.	3,307	605,479
		Shares	Value†
ENERGY — (Continued)
*	ProFrac Holding Corp., Class A	35,942	$187,258
*	ProPetro Holding Corp.	292,642	3,362,457
	Ranger Energy Services, Inc., Class A	55,296	852,664
*	REX American Resources Corp.	150,346	5,083,198
#	Riley Exploration Permian, Inc.	37,465	1,050,893
#	RPC, Inc.	599,236	3,984,919
*	Rubico, Inc.	79	59
	SandRidge Energy, Inc.	51,951	823,423
	Scorpio Tankers, Inc.	181,045	11,518,083
*	SEACOR Marine Holdings, Inc.	81,598	545,075
*	Seadrill Ltd.	162,195	6,241,264
	Select Water Solutions, Inc.	361,875	4,375,069
	SFL Corp. Ltd.	662,419	5,869,032
	SM Energy Co.	525,153	10,224,729
	Smart Sand, Inc.	94,614	439,955
	Solaris Energy Infrastructure, Inc.	110,164	6,079,951
*	Talos Energy, Inc.	552,558	6,586,491
	Teekay Corp. Ltd.	307,694	3,147,710
	Teekay Tankers Ltd., Class A	109,972	7,095,393
*	TETRA Technologies, Inc.	462,608	5,273,731
*	Tidewater, Inc.	182,186	11,384,803
*	TOP Ships, Inc.	4,756	24,303
*	Transocean Ltd.	1,366,172	6,789,875
	VAALCO Energy, Inc.	209,320	1,075,905
*	Valaris Ltd.	132,266	7,635,716
#	Vitesse Energy, Inc.	70,515	1,477,994
	Weatherford International PLC	129,184	12,153,631
	World Kinect Corp.	355,527	9,567,232
TOTAL ENERGY			428,906,648
FINANCIALS — (21.0%)
	1st Source Corp.	144,478	9,727,704
*	Acacia Research Corp.	139,341	554,577
	Acadian Asset Management, Inc.	146,922	8,142,417
	ACNB Corp.	31,959	1,614,569
	Affinity Bancshares, Inc.	1,853	37,375
	Alerus Financial Corp.	86,759	2,136,007
#*	AlTi Global, Inc.	15,941	74,763
	Amalgamated Financial Corp.	104,356	4,053,187

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Amerant Bancorp, Inc.	89,737	$1,947,293
	American Coastal Insurance Corp.	63,040	696,592
	Ameris Bancorp	221,925	17,891,593
	AMERISAFE, Inc.	87,062	3,274,402
	AmeriServ Financial, Inc.	111,291	367,260
	Ames National Corp.	30,073	784,905
	Arrow Financial Corp.	111,291	3,762,749
#	Artisan Partners Asset Management, Inc., Class A	297,594	13,248,885
	Associated Banc-Corp.	495,112	13,496,753
	Associated Capital Group, Inc., Class A	7,890	311,261
	Assured Guaranty Ltd.	77,143	6,545,584
	Atlantic American Corp.	7,131	19,325
	Atlantic Union Bankshares Corp.	527,151	20,474,545
*	Atlanticus Holdings Corp.	61,691	3,185,106
	Auburn National BanCorp, Inc.	12,735	316,592
*	Axos Financial, Inc.	191,410	18,947,676
#*	Baldwin Insurance Group, Inc.	172,333	3,777,539
	Banc of California, Inc.	316,286	6,319,394
	BancFirst Corp.	186,286	20,482,146
*	Bancorp, Inc.	288,894	17,171,859
	Bank First Corp.	12,852	1,793,368
	Bank of Hawaii Corp.	104,324	7,801,349
	Bank of Marin Bancorp	61,270	1,645,100
	Bank of NT Butterfield & Son Ltd.	185,572	9,612,630
	Bank OZK	80,653	3,835,857
	Bank7 Corp.	13,854	615,672
	BankUnited, Inc.	258,267	12,259,934
	Bankwell Financial Group, Inc.	27,461	1,323,346
	Banner Corp.	169,519	10,483,055
	Bar Harbor Bankshares	58,371	1,979,361
	BayCom Corp.	48,814	1,424,393
	BCB Bancorp, Inc.	90,649	715,221
	Beacon Financial Corp.	275,269	7,803,876
	BGC Group, Inc., Class A	1,016,280	9,258,311
*	Blue Foundry Bancorp	82,442	1,084,112
		Shares	Value†
FINANCIALS — (Continued)
	Blue Ridge Bankshares, Inc.	28,719	$122,056
*	Bowhead Specialty Holdings, Inc.	7,848	192,747
	Bread Financial Holdings, Inc.	193,285	14,020,894
*	Bridgewater Bancshares, Inc.	48,264	927,151
*	Brighthouse Financial, Inc.	158,784	10,171,703
	Burke & Herbert Financial Services Corp.	31,836	2,084,621
	Business First Bancshares, Inc.	77,722	2,189,429
*	BV Financial, Inc.	8,858	169,365
	Byline Bancorp, Inc.	162,610	5,192,137
	C&F Financial Corp.	13,025	980,783
	California BanCorp	20,180	363,038
*»	California First Leasing Corp.	5,329	148,040
	Camden National Corp.	72,704	3,458,529
*	Cantaloupe, Inc.	70,967	762,186
	Capital Bancorp, Inc.	27,874	856,289
	Capital City Bank Group, Inc.	96,546	4,031,761
	Capitol Federal Financial, Inc.	465,536	3,389,102
*	Carter Bankshares, Inc.	76,994	1,648,442
	Cass Information Systems, Inc.	58,359	2,623,821
	Cathay General Bancorp	202,660	10,372,139
	CB Financial Services, Inc.	2,538	90,937
	Central Pacific Financial Corp.	93,519	3,045,914
	CF Bankshares, Inc.	2,073	60,345
	Chemung Financial Corp.	12,938	786,242
	ChoiceOne Financial Services, Inc.	16,640	477,402
	Citizens & Northern Corp.	42,511	967,550
	Citizens Community Bancorp, Inc.	14,008	254,105
	Citizens Financial Services, Inc.	484	30,613
#*	Citizens, Inc.	84,504	468,997
	City Holding Co.	56,960	7,011,206
	Civista Bancshares, Inc.	53,449	1,289,724
	CNB Financial Corp.	116,736	3,233,587
	CNO Financial Group, Inc.	95,064	3,997,441

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Coastal Financial Corp.	52,712	$5,048,755
	Cohen & Steers, Inc.	123,840	7,957,958
	Colony Bankcorp, Inc.	32,655	635,466
*	Columbia Financial, Inc.	202,849	3,300,353
	Community Financial System, Inc.	125,277	7,829,812
	Community Trust Bancorp, Inc.	119,716	7,386,477
	Community West Bancshares	66,785	1,600,836
	ConnectOne Bancorp, Inc.	180,196	4,796,818
*	Consumer Portfolio Services, Inc.	122,735	1,059,203
	Crawford & Co. (CRD/A US), Class A	217,894	2,364,150
	Crawford & Co. (CRD/B US), Class B	25,338	260,981
#*	Credit Acceptance Corp.	10,969	5,465,195
*	Customers Bancorp, Inc.	116,315	9,191,211
	CVB Financial Corp.	333,530	6,573,876
*	Dave, Inc.	36,120	5,912,483
	Diamond Hill Investment Group, Inc.	6,555	1,123,199
#	DigitalBridge Group, Inc.	509,454	7,840,497
	Dime Community Bancshares, Inc.	165,560	5,632,351
	Donegal Group, Inc. (DGICA US), Class A	79,432	1,482,995
	Donegal Group, Inc. (DGICB US), Class B	34,951	579,488
*	Donnelley Financial Solutions, Inc.	92,507	4,787,237
	Eagle Bancorp Montana, Inc.	9,030	196,041
	Eagle Bancorp, Inc.	96,001	2,568,987
	Eastern Bankshares, Inc.	471,862	9,666,093
*	eHealth, Inc.	39,601	112,071
	Employers Holdings, Inc.	142,704	6,224,748
	Enact Holdings, Inc.	5,165	205,412
*	Encore Capital Group, Inc.	164,637	9,087,962
*	Enova International, Inc.	181,557	29,987,770
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	135,780	$7,786,983
	Equity Bancshares, Inc., Class A	64,039	2,953,479
	Esquire Financial Holdings, Inc.	29,823	3,180,026
*	Euronet Worldwide, Inc.	79,930	5,791,728
	EVERTEC, Inc.	234,245	7,029,692
#*	EZCORP, Inc., Class A	199,511	4,279,511
#	F&G Annuities & Life, Inc.	19,323	569,835
	Farmers & Merchants Bancorp, Inc.	12,645	339,265
	Farmers National Banc Corp.	140,332	1,821,509
*	FB Bancorp, Inc.	3,646	47,252
	FB Financial Corp.	164,733	9,477,089
#	Federal Agricultural Mortgage Corp. (AGM US), Class C	32,281	5,465,173
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	4,105	532,295
#	Federated Hermes, Inc.	236,300	12,590,064
	Fidelis Insurance Holdings Ltd.	156,068	2,971,535
	Fidelity D&D Bancorp, Inc.	657	29,368
*	Finance of America Cos., Inc., Class A	3,052	71,081
	Financial Institutions, Inc.	70,174	2,311,532
	Finward Bancorp	340	12,459
*	Finwise Bancorp	9,592	167,956
	First BanCorp	1,330,998	29,441,676
	First Bancorp, Inc.	66,964	1,831,465
	First Bancorp/Southern Pines NC	152,903	8,857,671
	First Bank	74,565	1,243,744
	First Busey Corp.	325,045	8,012,359
	First Business Financial Services, Inc.	37,597	2,155,060
	First Capital, Inc.	977	57,565
	First Commonwealth Financial Corp.	570,127	10,279,390
	First Community Bankshares, Inc.	98,653	3,553,481
	First Community Corp.	16,919	496,065
#	First Financial Bancorp	450,423	12,945,157

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bankshares, Inc.	63,525	$2,021,366
	First Financial Corp.	74,562	4,858,460
*	First Foundation, Inc.	262,758	1,650,120
	First Hawaiian, Inc.	322,004	8,549,206
	First Internet Bancorp	32,248	702,684
	First Interstate BancSystem, Inc., Class A	260,977	9,256,854
	First Merchants Corp.	233,899	9,299,824
	First Mid Bancshares, Inc.	76,117	3,204,526
	First National Corp.	2,861	75,387
	First Northwest Bancorp	21,093	220,000
	First Savings Financial Group, Inc.	2,484	84,406
	First United Corp.	24,886	953,880
*	First Western Financial, Inc.	13,211	332,257
#*	Firstsun Capital Bancorp	17,903	706,810
	Five Star Bancorp	36,233	1,435,551
	Flagstar Bank NA	646,718	8,549,612
	Flushing Financial Corp.	128,877	2,034,968
*	Flywire Corp.	232,136	2,924,914
	Franklin Financial Services Corp.	1,419	72,383
	FS Bancorp, Inc.	39,309	1,650,192
	Fulton Financial Corp.	677,461	13,989,570
	FVCBankcorp, Inc.	9,563	144,784
*	GBank Financial Holdings, Inc.	2,958	96,224
	GCM Grosvenor, Inc., Class A	137,917	1,561,220
*	Genworth Financial, Inc.	1,730,073	14,428,809
	German American Bancorp, Inc.	132,569	5,577,178
	Glacier Bancorp, Inc.	155,643	7,887,987
*	Goosehead Insurance, Inc., Class A	92,270	5,705,977
	Great Southern Bancorp, Inc.	87,394	5,364,244
*	Green Dot Corp., Class A	229,103	2,790,475
	Greene County Bancorp, Inc.	2,096	49,130
*	Greenlight Capital Re Ltd., Class A	145,483	2,017,849
*	Hagerty, Inc., Class A	27,880	351,567
*	Hamilton Insurance Group Ltd., Class B	87,394	2,425,184
	Hancock Whitney Corp.	122,022	8,395,114
		Shares	Value†
FINANCIALS — (Continued)
	Hanmi Financial Corp.	104,422	$2,774,493
	Hanover Bancorp, Inc.	1,750	40,425
	Hawthorn Bancshares, Inc.	19,768	699,985
	HBT Financial, Inc.	98,742	2,664,059
	HCI Group, Inc.	42,522	6,746,966
	Heritage Commerce Corp.	170,219	2,166,888
	Heritage Financial Corp.	167,560	4,324,724
*	Heritage Global, Inc.	53,201	72,885
*	Heritage Insurance Holdings, Inc.	111,184	2,898,567
#	Hingham Institution For Savings	13,877	4,141,591
*	Hippo Holdings, Inc.	31,921	951,246
	Home Bancorp, Inc.	29,476	1,759,422
	Home BancShares, Inc.	78,893	2,280,008
	HomeTrust Bancshares, Inc.	60,809	2,622,084
	Hope Bancorp, Inc.	356,742	4,273,769
	Horace Mann Educators Corp.	250,023	11,203,531
	Horizon Bancorp, Inc.	162,379	2,861,118
	Independent Bank Corp. (IBCP US)	73,784	2,593,508
	Independent Bank Corp. (INDB US)	121,977	9,853,302
	International Bancshares Corp.	222,482	15,493,646
*	International Money Express, Inc.	110,755	1,712,272
	Investar Holding Corp.	15,010	427,035
	Investors Title Co.	6,767	1,755,495
	Isabella Bank Corp.	292	14,069
	James River Group Holdings, Inc.	39,748	266,709
	Kearny Financial Corp.	199,322	1,552,718
	Kemper Corp.	169,824	6,692,764
*	Kentucky First Federal Bancorp	40,640	183,286
*	Kestrel Group Ltd.	11,877	140,980
	Kingstone Cos., Inc.	30,753	475,134
	Lake Shore Bancorp, Inc.	5,706	87,359
	Lakeland Financial Corp.	115,327	6,873,489
	Landmark Bancorp, Inc.	23,041	621,877
	Lazard, Inc.	45,886	2,464,996
	LCNB Corp.	36,095	617,585
*	LendingClub Corp.	419,536	7,094,354

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	LendingTree, Inc.	46,307	$2,623,755
	LINKBANCORP, Inc.	11,212	98,105
	Live Oak Bancshares, Inc.	164,930	6,590,603
	Magyar Bancorp, Inc.	25,049	441,363
	MainStreet Bancshares, Inc.	5,583	119,532
	MarketWise, Inc.	500	8,275
*	Marqeta, Inc., Class A	1,292,293	5,337,170
#	Mechanics Bancorp, Class A	106,561	1,597,349
	Mercantile Bank Corp.	74,349	3,864,661
	Merchants Bancorp	136,710	5,667,997
	Mercury General Corp.	203,957	17,864,594
	Meridian Corp.	16,889	319,709
	Metrocity Bankshares, Inc.	60,675	1,709,215
	Metropolitan Bank Holding Corp.	21,248	1,967,565
	Mid Penn Bancorp, Inc.	43,115	1,422,364
	Middlefield Banc Corp.	3,283	110,112
	Midland States Bancorp, Inc.	60,903	1,391,634
	MidWestOne Financial Group, Inc.	47,363	2,193,854
	Moelis & Co., Class A	111,542	7,994,215
	MVB Financial Corp.	43,884	1,239,284
	National Bank Holdings Corp., Class A	192,203	7,722,717
	National Bankshares, Inc.	8,289	301,802
	Navient Corp.	309,099	3,032,261
	NB Bancorp, Inc.	21,143	459,226
	NBT Bancorp, Inc.	237,467	10,550,659
*	NCR Atleos Corp.	169,356	6,316,979
	Nelnet, Inc., Class A	62,678	8,267,228
*	NerdWallet, Inc., Class A	128,888	1,554,389
*	NI Holdings, Inc.	42,076	573,075
	Nicolet Bankshares, Inc.	54,208	7,913,284
*	NMI Holdings, Inc.	339,350	13,139,632
	Northeast Bank	29,850	3,439,615
	Northeast Community Bancorp, Inc.	23,108	545,349
	Northfield Bancorp, Inc.	161,016	1,983,717
	Northrim BanCorp, Inc.	188,721	4,446,267
	Northwest Bancshares, Inc.	757,631	9,758,287
		Shares	Value†
FINANCIALS — (Continued)
#	Norwood Financial Corp.	24,019	$730,898
	Oak Valley Bancorp	9,798	313,046
	OceanFirst Financial Corp.	201,632	3,780,600
*	Octave Specialty Group, Inc.	118,553	672,196
	OFG Bancorp	372,779	15,022,994
	Ohio Valley Banc Corp.	16,642	684,818
*	Old Market Capital Corp.	52,807	188,125
	Old Second Bancorp, Inc.	161,662	3,207,374
*	Onity Group, Inc.	28,093	1,270,365
	OP Bancorp	23,882	333,870
*	Oportun Financial Corp.	31,666	171,630
	Oppenheimer Holdings, Inc., Class A	37,205	3,126,336
	OppFi, Inc.	69,333	660,050
*	OptimumBank Holdings, Inc.	3,264	15,373
	Orange County Bancorp, Inc.	7,793	240,180
	Origin Bancorp, Inc.	71,852	3,077,421
	Orrstown Financial Services, Inc.	61,514	2,215,734
#*	Oscar Health, Inc., Class A	349,164	5,010,503
*	Palomar Holdings, Inc.	89,792	11,097,393
	Park National Corp.	59,621	9,714,646
	Parke Bancorp, Inc.	26,661	728,112
	Pathfinder Bancorp, Inc.	100	1,368
	Pathward Financial, Inc.	206,620	18,655,720
*	Paymentus Holdings, Inc., Class A	122,250	3,267,743
*	Payoneer Global, Inc.	810,832	5,181,216
*	Paysafe Ltd.	156,602	1,074,290
*	Paysign, Inc.	41,581	173,393
	PCB Bancorp	34,611	776,671
	Peapack-Gladstone Financial Corp.	101,734	3,227,002
	Peoples Bancorp of North Carolina, Inc.	19,492	713,992
	Peoples Bancorp, Inc.	168,027	5,464,238
	Peoples Financial Services Corp.	22,232	1,158,287
#	Perella Weinberg Partners	113,980	2,542,894
*	Pioneer Bancorp, Inc.	24,484	346,449
	Piper Sandler Cos.	24,341	8,430,505
	Plumas Bancorp	10,851	543,744

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Ponce Financial Group, Inc.	54,081	$907,479
*	PRA Group, Inc.	110,500	1,413,295
	Preferred Bank	64,883	5,565,015
	Primis Financial Corp.	55,031	741,818
	Princeton Bancorp, Inc.	3,377	122,349
*	Priority Technology Holdings, Inc.	81,986	484,537
*	ProAssurance Corp.	159,782	3,869,920
	PROG Holdings, Inc.	160,702	5,213,173
	Provident Financial Holdings, Inc.	64,625	1,044,340
	Provident Financial Services, Inc.	493,673	10,929,920
	QCR Holdings, Inc.	81,015	7,312,414
	Radian Group, Inc.	90,390	2,973,831
	RBB Bancorp	46,879	972,270
	Red River Bancshares, Inc.	8,140	676,108
	Regional Management Corp.	58,090	2,152,235
*	Remitly Global, Inc.	398,620	5,269,756
	Renasant Corp.	297,729	11,227,361
*	Repay Holdings Corp.	231,131	806,647
	Republic Bancorp, Inc., Class A	156,948	11,395,994
	Richmond Mutual BanCorp, Inc.	9,121	127,968
	Riverview Bancorp, Inc.	65,826	340,320
	RLI Corp.	5,224	305,238
#*	Root, Inc., Class A	3,254	202,171
	S&T Bancorp, Inc.	180,684	7,704,366
	Safety Insurance Group, Inc.	92,509	7,280,458
	SB Financial Group, Inc.	12,825	292,795
	Seacoast Banking Corp. of Florida	316,624	10,587,907
*	Security National Financial Corp., Class A	78,386	691,365
	Selective Insurance Group, Inc.	24,821	2,086,950
*	Selectquote, Inc.	71,467	101,483
	ServisFirst Bancshares, Inc.	39,321	3,218,424
#*	Sezzle, Inc.	70,224	4,440,966
	Shore Bancshares, Inc.	75,545	1,433,089
*	Siebert Financial Corp.	11,146	33,104
	Sierra Bancorp	80,030	2,833,862
		Shares	Value†
FINANCIALS — (Continued)
	Silvercrest Asset Management Group, Inc., Class A	29,949	$441,448
	Simmons First National Corp., Class A	633,197	12,872,895
*	SiriusPoint Ltd.	538,469	10,990,152
*	Skyward Specialty Insurance Group, Inc.	98,756	4,406,493
	SLM Corp.	36,745	997,627
	SmartFinancial, Inc.	59,359	2,369,611
	Sound Financial Bancorp, Inc.	705	30,950
	South Plains Financial, Inc.	49,229	2,050,880
*	Southern First Bancshares, Inc.	49,137	2,699,587
	Southern Missouri Bancorp, Inc.	39,050	2,443,359
	Southside Bancshares, Inc.	108,814	3,502,723
	SR Bancorp, Inc.	8,012	133,320
	Stellar Bancorp, Inc.	128,556	4,774,570
*††	Sterling Bancorp, Inc.	108,433	0
	Stewart Information Services Corp.	165,191	11,138,829
#	Stock Yards Bancorp, Inc.	144,346	9,770,781
*	StoneX Group, Inc.	130,834	14,687,425
*	Summit State Bank	3,397	46,471
	SWK Holdings Corp.	1,450	25,375
*	Texas Capital Bancshares, Inc.	181,601	18,372,573
#	TFS Financial Corp.	62,163	874,944
*	Third Coast Bancshares, Inc.	26,273	1,065,633
	Timberland Bancorp, Inc.	69,760	2,716,454
	Tiptree, Inc.	239,180	4,276,538
	Tompkins Financial Corp.	59,483	4,765,778
	Towne Bank	275,295	9,635,325
	TriCo Bancshares	123,201	6,137,874
*	Triumph Financial, Inc.	124,493	7,854,263
*	Trupanion, Inc.	106,671	3,412,405
	TrustCo Bank Corp.	66,589	2,889,963
	Trustmark Corp.	207,671	8,830,171
*	TWFG, Inc.	631	15,769
	U.S. Global Investors, Inc., Class A	10,779	35,786
*††	Unico American Corp.	95,372	1,240
	Union Bankshares, Inc.	15,310	381,066
	United Bancorp, Inc.	2,991	41,575

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bancshares, Inc.	5,483	$220,746
	United Bankshares, Inc.	105,564	4,468,524
	United Community Banks, Inc.	210,585	7,250,442
	United Fire Group, Inc.	144,272	5,185,136
	United Security Bancshares	59,720	641,393
	Unity Bancorp, Inc.	35,569	1,919,303
	Universal Insurance Holdings, Inc.	203,276	6,189,754
	Univest Financial Corp.	109,787	3,638,341
#*	Upstart Holdings, Inc.	102,983	4,042,083
	USCB Financial Holdings, Inc.	21,075	397,264
	Valley National Bancorp	1,849,653	23,046,676
	Value Line, Inc.	9,113	341,555
*	Velocity Financial, Inc.	45,887	931,047
	Victory Capital Holdings, Inc., Class A	247,583	17,462,029
	Virginia National Bankshares Corp.	5,368	219,659
	Virtu Financial, Inc., Class A	81,351	3,376,880
	Virtus Investment Partners, Inc.	34,290	5,597,842
	WaFd, Inc.	331,500	10,813,530
	Walker & Dunlop, Inc.	122,123	7,680,315
	Washington Trust Bancorp, Inc.	84,595	2,907,530
	Waterstone Financial, Inc.	133,468	2,441,130
	WesBanco, Inc.	352,292	12,432,385
	West BanCorp, Inc.	90,562	2,149,036
	Westamerica BanCorp	104,902	5,305,943
	Western New England Bancorp, Inc.	118,215	1,587,627
#	Western Union Co.	867,365	8,127,210
	Westwood Holdings Group, Inc.	27,093	496,073
*	WEX, Inc.	47,101	7,248,844
	White Mountains Insurance Group Ltd.	4,672	9,553,913
	Wintrust Financial Corp.	1	147
#	WisdomTree, Inc.	644,705	10,444,221
*	World Acceptance Corp.	35,228	4,271,395
		Shares	Value†
FINANCIALS — (Continued)
	WSFS Financial Corp.	256,737	$16,618,586
	WVS Financial Corp.	2,497	33,685
TOTAL FINANCIALS			1,585,240,924
HEALTH CARE — (11.2%)
*	10X Genomics, Inc., Class A	350,942	7,089,028
*	4D Molecular Therapeutics, Inc.	36,397	322,477
††	89bio, Inc.	353,147	120,070
#*	Absci Corp.	107,197	320,519
*	AC Immune SA	28,414	90,641
*	Acadia Healthcare Co., Inc.	72,393	972,962
*	ACADIA Pharmaceuticals, Inc.	501,000	12,590,130
*	Accendra Health, Inc.	178,563	394,624
#*	Achieve Life Sciences, Inc.	52,420	219,116
*	Aclaris Therapeutics, Inc.	13,508	47,413
	Acme United Corp.	27,489	1,148,765
*	AdaptHealth Corp.	321,194	3,228,000
*	Addus HomeCare Corp.	67,751	7,010,873
*	Adicet Bio, Inc.	2,787	22,268
*	ADMA Biologics, Inc.	835,609	14,456,036
#††	Aduro Biotech, Inc.	3,260	1,239
»	Adverum Biotechnologies, Inc.	9,092	7,274
*	Agios Pharmaceuticals, Inc.	242,523	6,654,831
#*	AirSculpt Technologies, Inc.	115	342
*	Akebia Therapeutics, Inc.	195,333	275,420
††	Akero Therapeutics, Inc.	73,915	48,045
††	Albireo Pharma, Inc.	44,018	280,835
*	Aldeyra Therapeutics, Inc.	140,334	752,190
#*	Alkermes PLC	403,640	13,679,360
#	Allogene Therapeutics, Inc.	0	0
*	Alto Neuroscience, Inc.	2,274	35,202
*	American Shared Hospital Services	5,689	12,061
*	AMN Healthcare Services, Inc.	44,075	938,797
*	Amneal Pharmaceuticals, Inc.	997,985	13,652,435

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amphastar Pharmaceuticals, Inc.	189,883	$5,030,001
*	Amylyx Pharmaceuticals, Inc.	235,906	3,371,097
*	AngioDynamics, Inc.	143,620	1,487,903
*	ANI Pharmaceuticals, Inc.	79,725	6,525,491
*	Anika Therapeutics, Inc.	50,272	464,011
*	Annexon, Inc.	18,819	117,431
*	Apellis Pharmaceuticals, Inc.	137,817	3,111,908
*	Arcturus Therapeutics Holdings, Inc.	59,931	447,685
*	Arcus Biosciences, Inc.	338,311	7,118,063
#*	ArriVent Biopharma, Inc.	8,664	194,853
#*	ARS Pharmaceuticals, Inc.	45,737	456,913
*	Artiva Biotherapeutics, Inc.	3,527	13,720
*	Artivion, Inc.	162,933	6,642,778
*	Astrana Health, Inc.	111,393	2,533,077
*	Atara Biotherapeutics, Inc.	1,944	10,109
*	Atea Pharmaceuticals, Inc.	216,034	915,984
*	AtriCure, Inc.	157,354	5,811,083
*	Aura Biosciences, Inc.	108,527	607,751
*	Avalo Therapeutics, Inc.	2,251	34,013
*	Avanos Medical, Inc.	136,019	1,811,773
*	Aveanna Healthcare Holdings, Inc.	309,855	2,602,782
*	Axogen, Inc.	106,247	3,702,708
*	Azenta, Inc.	126,551	4,920,303
#*	Beam Therapeutics, Inc.	303,149	8,372,975
*	Bicara Therapeutics, Inc.	20,211	339,545
*	BioAge Labs, Inc.	5,547	105,338
#*	BioCryst Pharmaceuticals, Inc.	384,473	2,529,832
*	BioLife Solutions, Inc.	155,116	3,381,529
*	Biote Corp., Class A	131,070	273,936
*	Bioventus, Inc., Class A	173,710	1,377,520
*	Black Diamond Therapeutics, Inc.	58,866	146,576
*	BrightSpring Health Services, Inc.	216,132	8,487,504
		Shares	Value†
HEALTH CARE — (Continued)
*	Brookdale Senior Living, Inc.	788,180	$11,822,700
#*	Butterfly Network, Inc.	308,004	1,219,696
*	C4 Therapeutics, Inc.	6,493	12,337
*	Cabaletta Bio, Inc.	13,861	35,623
*	CareCloud, Inc.	53,901	146,072
*	CareDx, Inc.	139,485	2,866,417
*	Caribou Biosciences, Inc.	22,369	31,540
*	Cassava Sciences, Inc.	5,364	10,674
*	Castle Biosciences, Inc.	91,699	3,612,024
*	Catalyst Pharmaceuticals, Inc.	385,751	9,373,749
*	Celldex Therapeutics, Inc.	155,621	3,828,277
*	Certara, Inc.	621,625	5,464,084
*	CervoMed, Inc.	4,951	25,498
#*	CG oncology, Inc.	140,271	7,301,106
*	Check Cap Ltd.	2,817	4,733
*††	Chinook Therapeutics, Inc.	384,400	0
*	Claritev Corp.	3,709	100,736
*	Climb Bio, Inc.	15,713	70,237
#*	Clover Health Investments Corp.	846,657	1,896,512
*	Codexis, Inc.	111,237	137,934
*	Collegium Pharmaceutical, Inc.	112,921	5,185,332
*	Community Health Systems, Inc.	416,182	1,335,944
*	Compass Therapeutics, Inc.	65,528	419,379
	Concentra Group Holdings Parent, Inc.	337,808	7,492,581
	CONMED Corp.	14,015	538,036
*	Corbus Pharmaceuticals Holdings, Inc.	1,958	16,193
*	CorVel Corp.	178,643	12,438,912
*	Coya Therapeutics, Inc.	4,069	18,921
*	Crinetics Pharmaceuticals, Inc.	96,747	4,831,545
#*	CRISPR Therapeutics AG	117,242	5,857,410
*	Cross Country Healthcare, Inc.	285,995	2,665,473
*	CryoPort, Inc.	134,450	1,278,619
*	Cullinan Therapeutics, Inc.	177,781	2,126,261

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cumberland Pharmaceuticals, Inc.	47,772	$179,145
*	CVRx, Inc.	453	3,103
*	Cytek Biosciences, Inc.	347,256	1,736,280
*	CytomX Therapeutics, Inc.	96,674	550,075
*	DarioHealth Corp.	200	2,004
*	Day One Biopharmaceuticals, Inc.	254,061	2,835,321
*	Definitive Healthcare Corp.	289,060	670,619
*	Denali Therapeutics, Inc.	404,237	8,788,112
	Dentsply Sirona, Inc.	325,527	4,059,322
*	Design Therapeutics, Inc.	25,430	259,640
*	Dianthus Therapeutics, Inc.	44,275	2,363,842
*	Disc Medicine, Inc.	54,689	4,228,553
*	Dynavax Technologies Corp.	367,311	5,687,811
*	Dyne Therapeutics, Inc.	102,111	1,826,766
*	Edgewise Therapeutics, Inc.	259,427	7,302,870
*	Electromed, Inc.	29,778	889,469
	Embecta Corp.	177,038	1,878,373
*	Emergent BioSolutions, Inc.	160,239	1,817,110
*	Enanta Pharmaceuticals, Inc.	27,652	356,711
*	Enhabit, Inc.	152,216	1,618,056
*	Enliven Therapeutics, Inc.	68,114	1,801,615
*	Enovis Corp.	180,689	3,982,386
*	Entrada Therapeutics, Inc.	24,584	281,241
*	Envista Holdings Corp.	638,663	14,989,421
*	Erasca, Inc.	152,063	1,598,182
#*	Evolent Health, Inc., Class A	158,666	509,318
#*	EyePoint, Inc.	61,672	833,805
*	Fate Therapeutics, Inc.	85,901	102,222
*	FONAR Corp.	50,833	947,527
*	Fortrea Holdings, Inc.	80,604	1,354,953
*	Fulcrum Therapeutics, Inc.	188,653	2,024,247
*	Fulgent Genetics, Inc.	96,831	2,536,972
*	GeneDx Holdings Corp.	42,981	4,137,351
		Shares	Value†
HEALTH CARE — (Continued)
*	Ginkgo Bioworks Holdings, Inc.	10,987	$98,553
*	GoodRx Holdings, Inc., Class A	30,554	69,358
*	GRAIL, Inc.	19,007	1,859,265
*	Guardian Pharmacy Services, Inc., Class A	29,865	901,923
*	Gyre Therapeutics, Inc.	2,049	16,576
*	Haemonetics Corp.	153,086	10,204,713
*	Harmony Biosciences Holdings, Inc.	182,468	6,663,731
#*	Harrow, Inc.	107,271	4,391,675
*	Health Catalyst, Inc.	193,522	416,072
	HealthStream, Inc.	133,302	2,971,302
*	ICU Medical, Inc.	75,063	11,251,944
*	Ideaya Biosciences, Inc.	217,144	6,989,865
*	ImmuCell Corp.	1,763	10,613
#*	Immunome, Inc.	120,900	2,976,558
#*	Immunovant, Inc.	70,398	1,830,348
*	Indivior Pharmaceuticals, Inc.	246,306	8,714,306
*	InfuSystem Holdings, Inc.	63,868	527,550
*	Innovage Holding Corp.	4,581	25,425
*	Innoviva, Inc.	271,592	5,431,840
*	Inogen, Inc.	80,171	473,009
*	Inspire Medical Systems, Inc.	53,599	4,061,732
*	Integer Holdings Corp.	128,482	11,159,947
*	Integra LifeSciences Holdings Corp.	183,175	2,040,569
*	Intellia Therapeutics, Inc.	201,271	2,646,714
	iRadimed Corp.	44,345	4,340,489
*	Ironwood Pharmaceuticals, Inc.	53,074	259,532
*††	iTeos Therapeutics, Inc.	37,453	0
#*	Janux Therapeutics, Inc.	19,925	273,172
*	Joint Corp.	17,271	168,910
*	Keros Therapeutics, Inc.	15,195	272,142
*	Kewaunee Scientific Corp.	22,294	881,505
*	Kezar Life Sciences, Inc.	3,935	23,885
*	Kiniksa Pharmaceuticals International PLC	119,278	5,238,690

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Kura Oncology, Inc.	248,695	$2,019,403
*	Kymera Therapeutics, Inc.	1,216	88,391
*	Lantheus Holdings, Inc.	160,142	10,716,703
*	Larimar Therapeutics, Inc.	36,682	129,854
	LeMaitre Vascular, Inc.	79,082	6,719,598
*	LENSAR, Inc.	33,344	424,469
#*	LENZ Therapeutics, Inc.	1,113	17,608
*	LeonaBio, Inc.	3,774	17,889
#*	Lexeo Therapeutics, Inc.	169,242	1,254,083
*	LifeStance Health Group, Inc.	879,134	6,215,477
*	Ligand Pharmaceuticals, Inc.	77,487	14,885,253
*	LivaNova PLC	176,881	11,622,851
*	Lyell Immunopharma, Inc.	4,956	118,944
*	MannKind Corp.	838,160	4,844,565
*	Maravai LifeSciences Holdings, Inc., Class A	133,899	449,901
*	MaxCyte, Inc.	19,970	18,109
*	Merit Medical Systems, Inc.	72,674	5,893,135
*††	Merrimack Pharmaceuticals, Inc.	145,158	0
	Mesa Laboratories, Inc.	17,683	1,392,713
*	MiMedx Group, Inc.	408,904	2,089,499
††	Mirati Therapeutics, Inc.	65,800	196,084
#*	Monte Rosa Therapeutics, Inc.	108,573	2,227,918
*	Myriad Genetics, Inc.	176,194	990,210
	National HealthCare Corp.	92,566	13,247,120
	National Research Corp.	126,814	2,579,397
*	Nautilus Biotechnology, Inc.	22,900	44,655
*	Neogen Corp.	307,249	3,140,085
*	NeoGenomics, Inc.	394,017	4,751,845
*††	Neoleukin Therapeutics, Inc.	2,887	0
*	Neumora Therapeutics, Inc.	6,286	12,509
*	Neurogene, Inc.	721	12,733
*	Nexgel, Inc.	198	281
*	Niagen Bioscience, Inc.	248,688	1,489,641
		Shares	Value†
HEALTH CARE — (Continued)
*	Novocure Ltd.	214,491	$2,659,688
*	Nurix Therapeutics, Inc.	137,504	2,271,566
#*	Nutex Health, Inc.	829	123,347
#*	Nuvation Bio, Inc.	956,074	5,009,828
*	Olema Pharmaceuticals, Inc.	188,185	4,840,118
#*	Omeros Corp.	22,735	265,772
*»	OmniAb, Inc. (2200963D US)	35,754	0
*»	OmniAb, Inc. (2200964D US)	35,754	0
*	OmniAb, Inc. (OABI UQ)	362,621	659,970
*	Omnicell, Inc.	145,538	7,058,593
#*††	Opiant Pharmaceuticals, Inc.	15,320	0
*	OptimizeRx Corp.	64,609	695,193
*	Option Care Health, Inc.	431,467	14,669,878
*	OraSure Technologies, Inc.	173,642	484,461
*	Organogenesis Holdings, Inc.	416,370	1,665,480
	Organon & Co.	319,553	2,728,983
#*	ORIC Pharmaceuticals, Inc.	223,000	2,287,980
*	Orthofix Medical, Inc.	128,746	1,703,310
*	OrthoPediatrics Corp.	72,765	1,270,477
*	Pacific Biosciences of California, Inc.	204,680	462,577
*	Pacira BioSciences, Inc.	148,488	3,049,944
*	PACS Group, Inc.	19,283	650,994
*	Passage Bio, Inc.	737	8,476
#*††	PDL BioPharma, Inc.	616,320	258,854
*	Pediatrix Medical Group, Inc.	312,158	6,673,938
*	Pennant Group, Inc.	120,592	3,330,751
*	PepGen, Inc.	10,754	55,168
	Perrigo Co. PLC	476,817	6,775,570
#*	Personalis, Inc.	150,669	1,411,769
*	Perspective Therapeutics, Inc.	18,652	70,691
	Phibro Animal Health Corp., Class A	73,009	2,931,311
*	Phreesia, Inc.	108,467	1,456,712
††	Poseida Therapeutics, Inc.	65,427	32,713
*	Precision BioSciences, Inc.	944	3,738
*	Prestige Consumer Healthcare, Inc.	285,192	18,386,328

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Privia Health Group, Inc.	363,516	$8,440,842
#*	Pro-Dex, Inc.	3,580	140,443
*	Progyny, Inc.	227,889	5,439,710
#*	Protagonist Therapeutics, Inc.	22,750	1,860,950
*	Protara Therapeutics, Inc.	16,597	117,507
#*	Prothena Corp. PLC	170,513	1,502,220
*	Puma Biotechnology, Inc.	131,336	851,057
*	Quanterix Corp.	2,386	15,127
*	QuidelOrtho Corp.	215,418	5,852,907
#*	Quipt Home Medical Corp.	50,863	181,581
*	RadNet, Inc.	105,842	7,419,524
*	Rafael Holdings, Inc., Class B	92,711	107,545
*	Rapid Micro Biosystems, Inc., Class A	8,451	37,438
*	Rapport Therapeutics, Inc.	25,751	685,234
*	REGENXBIO, Inc.	142,598	1,591,394
#*	Relay Therapeutics, Inc.	469,497	3,596,347
*	Replimune Group, Inc.	214,953	1,511,120
*	Rigel Pharmaceuticals, Inc.	53,507	1,865,254
#	Rocket Pharmaceuticals, Inc.	0	0
*	RxSight, Inc.	6,866	59,666
††	Sage Therapeutics, Inc.	87,430	15,737
*	Sagimet Biosciences, Inc., Class A	6,688	37,921
*	Sanara Medtech, Inc.	314	6,908
#*	Sarepta Therapeutics, Inc.	89,840	1,827,346
*	Schrodinger, Inc.	204,766	2,860,581
*	Seer, Inc.	37,826	68,843
	Select Medical Holdings Corp.	389,368	5,859,988
#	Semler Scientific, Inc.	0	0
*	Sensus Healthcare, Inc.	22,011	112,916
#*	Seres Therapeutics, Inc.	7,662	114,317
*	Shattuck Labs, Inc.	5,668	21,935
*	SI-BONE, Inc.	74,025	1,227,334
	SIGA Technologies, Inc.	255,669	1,712,982
#*	Sight Sciences, Inc.	63,134	396,482
#*	Simulations Plus, Inc.	8,165	137,907
		Shares	Value†
HEALTH CARE — (Continued)
*	Solid Biosciences, Inc.	113,929	$735,981
*	Sotera Health Co.	813,040	14,732,285
*	Spyre Therapeutics, Inc.	46,121	1,474,950
#*	STAAR Surgical Co.	104,956	1,988,916
#*	Stoke Therapeutics, Inc.	130,271	3,952,422
*	Strata Critical Medical, Inc.	128,131	625,279
*	Supernus Pharmaceuticals, Inc.	209,614	10,095,010
#*	Surgery Partners, Inc.	369,125	5,485,197
*	Tactile Systems Technology, Inc.	55,849	1,611,802
*	Talkspace, Inc.	411,434	1,662,193
*	Tango Therapeutics, Inc.	153,967	1,787,557
#*	Taysha Gene Therapies, Inc.	128,087	577,672
*	Teladoc Health, Inc.	67,658	368,736
	Teleflex, Inc.	61,956	6,466,348
*	Tenax Therapeutics, Inc.	852	10,659
*	Terns Pharmaceuticals, Inc.	218,590	7,563,214
#*	TG Therapeutics, Inc.	134,489	3,958,011
*	Theravance Biopharma, Inc.	144,602	2,738,762
*††	Third Harmonic Bio, Inc.	11,106	333
#*	TransMedics Group, Inc.	80,916	10,840,721
*	Treace Medical Concepts, Inc.	6,694	15,530
*	TruBridge, Inc.	44,112	853,567
#*	Twist Bioscience Corp.	190,562	7,826,381
*	Tyra Biosciences, Inc.	13,664	421,124
	U.S. Physical Therapy, Inc.	53,001	4,445,194
#*	UFP Technologies, Inc.	28,379	7,127,102
*	Unicycive Therapeutics, Inc.	3,535	21,104
	Utah Medical Products, Inc.	32,809	2,003,318
*	Vanda Pharmaceuticals, Inc.	191,357	1,442,832
*	Varex Imaging Corp.	112,348	1,566,131
*	Vaxcyte, Inc.	2,814	150,746
*	Vera Therapeutics, Inc.	109,094	4,719,406
*	Veracyte, Inc.	284,848	10,847,012

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vericel Corp.	185,377	$6,669,864
††	Verve Therapeutics, Inc.	75,441	149,373
#*	Viking Therapeutics, Inc.	350,016	10,164,465
*	Vir Biotechnology, Inc.	431,896	3,213,306
*	Viridian Therapeutics, Inc.	138,865	4,582,545
*	Vistagen Therapeutics, Inc.	29,115	16,252
*	Voyager Therapeutics, Inc.	117,107	456,717
*	Waystar Holding Corp.	97,666	2,594,009
*	Xencor, Inc.	218,587	2,642,717
*	Xenon Pharmaceuticals, Inc.	183,479	7,524,474
*	Xeris Biopharma Holdings, Inc.	912	6,712
*	XOMA Royalty Corp.	20,987	538,526
*	Zentalis Pharmaceuticals, Inc.	4,671	11,351
*	Zevra Therapeutics, Inc.	47,871	430,839
*	Zymeworks, Inc.	171,638	3,867,004
TOTAL HEALTH CARE			847,051,848
INDUSTRIALS — (17.1%)
#*	3D Systems Corp.	125,260	280,582
*	AAR Corp.	257,098	27,229,149
	ABM Industries, Inc.	235,277	10,832,153
	ACCO Brands Corp.	273,365	1,068,857
*	ACV Auctions, Inc., Class A	113,983	890,207
	Aebi Schmidt Holding AG	134,094	1,963,136
*	AerSale Corp.	38,192	286,058
#	Alamo Group, Inc.	42,234	8,248,723
*	Alaska Air Group, Inc.	57,663	2,931,010
	Albany International Corp., Class A	105,745	5,867,790
	Alight, Inc., Class A	1,021,067	1,562,233
*	Allegiant Travel Co.	43,735	3,876,233
	Allient, Inc.	60,493	3,690,678
#	Alta Equipment Group, Inc.	49,012	331,321
*	Ameresco, Inc., Class A	120,697	3,782,644
*	American Superconductor Corp.	99,520	2,977,638
*	American Woodmark Corp.	50,788	3,016,299
		Shares	Value†
INDUSTRIALS — (Continued)
	Apogee Enterprises, Inc.	74,986	$2,784,230
*	Aqua Metals, Inc.	149	711
	ArcBest Corp.	84,445	7,618,628
	Arcosa, Inc.	83,143	9,517,379
	Argan, Inc.	120,680	41,889,235
	Astec Industries, Inc.	79,744	3,885,128
*	Astronics Corp. (ATRO US)	129,619	9,818,639
*	Astronics Corp. (ATROB US), Class B	36,203	2,753,962
*	Asure Software, Inc.	15,433	148,465
	Atkore, Inc.	85,710	5,952,559
	Atmus Filtration Technologies, Inc.	136,726	7,926,006
#*	Avis Budget Group, Inc.	60,699	6,979,778
	AZZ, Inc.	78,845	9,799,645
	Barrett Business Services, Inc.	89,326	3,394,388
	BGSF, Inc.	18,013	103,214
#*	BlackSky Technology, Inc.	23,050	508,713
*	Blue Bird Corp.	78,869	3,967,899
*	BlueLinx Holdings, Inc.	30,852	2,146,065
	Boise Cascade Co.	207,152	16,739,953
*	Bowman Consulting Group Ltd.	22,307	776,953
	Brady Corp., Class A	118,543	10,250,413
*	BrightView Holdings, Inc.	181,594	2,426,096
	Brink's Co.	94,545	12,010,997
#*	Byrna Technologies, Inc.	50,720	695,371
*	Cadeler AS (CDLR US), ADR	7,342	175,474
	Cadre Holdings, Inc.	87,178	3,487,992
#*	Casella Waste Systems, Inc., Class A	6,901	696,173
#*	CBIZ, Inc.	77,904	3,065,522
*	CECO Environmental Corp.	167,257	11,278,140
*	Centuri Holdings, Inc.	193,364	5,336,846
	Chicago Rivet & Machine Co.	17,700	232,755
#*	Cimpress PLC	87,544	6,923,855
	Civeo Corp.	40,971	1,037,386
#*	Clarivate PLC	1,354,506	3,589,441
	Columbus McKinnon Corp.	80,816	1,703,601
*	Commercial Vehicle Group, Inc.	41,814	62,721
	CompX International, Inc.	21,197	493,890

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Concentrix Corp.	116,426	$4,348,511
*	Concrete Pumping Holdings, Inc.	126,032	728,465
*	Conduent, Inc.	428,789	596,017
	Copa Holdings SA, Class A	46,457	6,336,735
*	Costamare Bulkers Holdings Ltd.	107,544	1,777,702
	Costamare, Inc.	427,621	7,175,480
	Covenant Logistics Group, Inc.	90,574	2,228,120
*»	CPI Aerostructures, Inc.	2,670	10,413
	CRA International, Inc.	30,651	5,791,200
	CSW Industrials, Inc.	21,931	5,920,931
*	Custom Truck One Source, Inc.	153,780	971,890
	Deluxe Corp.	153,075	4,041,180
*	Distribution Solutions Group, Inc.	115,645	3,283,162
*	DLH Holdings Corp.	14,417	82,321
*	DNOW, Inc.	692,202	10,514,548
	Douglas Dynamics, Inc.	123,925	4,669,494
*	Ducommun, Inc.	54,784	6,209,766
*	DXP Enterprises, Inc.	106,385	13,835,369
	Eastern Co.	48,061	898,741
*	Energy Recovery, Inc.	139,618	2,037,027
	Enerpac Tool Group Corp.	199,156	8,037,936
	EnerSys	59,819	10,778,786
	Ennis, Inc.	105,349	2,053,252
	Enpro, Inc.	117,498	28,056,172
*	Enviri Corp.	287,812	5,445,403
	ESCO Technologies, Inc.	103,505	23,616,736
	Espey Mfg. & Electronics Corp.	18,733	990,414
*	Everus Construction Group, Inc.	153,221	13,558,526
	EVI Industries, Inc.	36,137	928,721
	Exponent, Inc.	74,917	5,384,285
#*	First Advantage Corp.	145,583	1,965,370
#	Fluence Energy, Inc.	0	0
*	Forrester Research, Inc.	52,499	425,767
*	Forward Air Corp.	42,630	1,188,524
*	Franklin Covey Co.	74,904	1,525,794
	Franklin Electric Co., Inc.	56,930	5,671,367
*	FreightCar America, Inc.	23,330	268,528
#*	Frontier Group Holdings, Inc.	410,156	1,903,124
#	FTAI Infrastructure, Inc.	57,515	334,737
*	FTI Consulting, Inc.	15,761	2,752,974
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gates Industrial Corp. PLC	20,801	$478,839
	Genco Shipping & Trading Ltd.	149,407	3,122,606
*	Gencor Industries, Inc.	49,441	708,984
*	Gibraltar Industries, Inc.	141,196	7,237,707
	Global Industrial Co.	209,957	6,416,286
	Gorman-Rupp Co.	182,094	9,922,302
*	Graham Corp.	38,304	2,678,216
#	Granite Construction, Inc.	161,055	19,445,781
*	Great Lakes Dredge & Dock Corp.	250,124	3,746,858
	Greenbrier Cos., Inc.	115,585	5,827,796
	Griffon Corp.	170,776	13,909,705
*	GXO Logistics, Inc.	64,284	3,637,832
*	Hayward Holdings, Inc.	401,666	6,482,889
*	Healthcare Services Group, Inc.	152,641	2,872,704
	Heartland Express, Inc.	170,026	1,715,562
	Helios Technologies, Inc.	118,842	7,698,585
	Herc Holdings, Inc.	26,615	3,814,994
#*	Hertz Global Holdings, Inc.	391,300	1,917,370
	Hexcel Corp.	70,638	5,849,533
	Hillenbrand, Inc.	116,739	3,725,141
*	Hillman Solutions Corp.	359,361	3,367,213
	HNI Corp.	242,394	11,584,009
	Hub Group, Inc., Class A	353,341	16,811,965
*	Hudson Technologies, Inc.	162,061	1,161,977
*	Hurco Cos., Inc.	44,917	742,927
*	Huron Consulting Group, Inc.	159,461	26,948,909
*	Hyliion Holdings Corp.	75,825	155,441
	Hyster-Yale, Inc.	49,793	1,665,576
*	IBEX Holdings Ltd.	28,673	1,066,636
	ICF International, Inc.	66,058	6,159,908
#*	Innodata, Inc.	60,747	3,367,814
*	Innovative Solutions & Support, Inc.	61,480	1,136,765
	Insperity, Inc.	84,948	3,629,828
	Insteel Industries, Inc.	86,245	2,858,159
	Interface, Inc.	203,546	6,405,593
*	Janus International Group, Inc.	6,191	42,470
*	JELD-WEN Holding, Inc.	184,777	502,593
*	JetBlue Airways Corp.	1,233,465	6,006,975
	Kadant, Inc.	43,362	13,920,936

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Karat Packaging, Inc.	16,611	$406,471
	KBR, Inc.	176,722	7,565,469
	Kelly Services, Inc., Class A	253,843	2,738,966
	Kennametal, Inc.	202,832	6,975,392
	Kforce, Inc.	63,239	2,234,234
	Korn Ferry	132,336	9,193,382
*	L.B. Foster Co., Class A	73,081	2,196,084
	Landstar System, Inc.	47,880	7,151,357
*	Legalzoom.com, Inc.	438,591	3,899,074
*	Limbach Holdings, Inc.	41,511	3,569,116
	Lindsay Corp.	38,937	4,877,638
*	Liquidity Services, Inc.	106,808	3,417,856
	LSI Industries, Inc.	151,755	3,355,303
	Luxfer Holdings PLC	12,407	187,842
*	Manitowoc Co., Inc.	91,004	1,175,772
	ManpowerGroup, Inc.	102,020	3,706,387
	Marten Transport Ltd.	284,174	3,495,340
*	Mastech Digital, Inc.	46,625	323,577
*	Masterbrand, Inc.	280,171	3,395,673
*	Matrix Service Co.	98,040	1,403,933
	Matson, Inc.	145,000	23,243,500
	Maximus, Inc.	107,469	10,149,372
#*	Mayville Engineering Co., Inc.	45,520	892,192
	McGrath RentCorp	85,795	9,582,444
*	Mercury Systems, Inc.	90,011	8,450,233
#*	Microvast Holdings, Inc.	246,267	645,220
	Miller Industries, Inc.	44,361	1,817,470
	MillerKnoll, Inc.	217,235	4,362,079
*	Mistras Group, Inc.	104,430	1,476,640
*	Montrose Environmental Group, Inc.	71,086	1,583,796
	MSC Industrial Direct Co., Inc., Class A	98,470	8,304,960
	Mueller Water Products, Inc., Class A	576,931	15,617,522
*	MYR Group, Inc.	56,937	14,236,527
	National Presto Industries, Inc.	34,842	4,438,871
	NL Industries, Inc.	96,157	584,635
*	NN, Inc.	15,097	22,495
*	NPK International, Inc.	547,600	7,562,356
*	NWPX Infrastructure, Inc.	66,018	4,452,914
	Omega Flex, Inc.	64,848	2,139,336
*	OPENLANE, Inc.	501,425	15,062,807
*	Optex Systems Holdings, Inc.	3,620	54,047
		Shares	Value†
INDUSTRIALS — (Continued)
*	Orion Group Holdings, Inc.	139,092	$1,699,704
*	PAMT Corp.	161,461	1,751,852
	Pangaea Logistics Solutions Ltd.	81,316	689,560
	Park Aerospace Corp.	120,073	2,940,588
	Park-Ohio Holdings Corp.	100,317	2,263,152
*»	Pegasus Cos., Inc. PEGX US	8	536
*	Perma-Fix Environmental Services, Inc.	14,680	224,164
*	Perma-Pipe International Holdings, Inc.	45,826	1,323,455
*	Pioneer Power Solutions, Inc.	6,733	28,750
	Pitney Bowes, Inc.	281,407	2,935,075
*	Planet Labs PBC	543,093	13,561,032
#*	Plug Power, Inc.	1,461,441	3,090,948
#	Powell Industries, Inc.	79,358	35,202,415
#*	Power Solutions International, Inc.	38,964	2,792,160
	Preformed Line Products Co.	46,482	11,664,193
*	Proto Labs, Inc.	63,296	3,332,534
	Quad/Graphics, Inc.	292,512	1,790,173
	Quanex Building Products Corp.	112,321	2,102,649
*	Radiant Logistics, Inc.	169,135	1,138,279
*	RCM Technologies, Inc.	21,550	448,455
*	Resideo Technologies, Inc.	339,993	11,648,160
	Resources Connection, Inc.	76,667	347,302
	REV Group, Inc.	226,511	14,474,053
	Robert Half, Inc.	175,689	6,080,596
	Rush Enterprises, Inc. (RUSHA US), Class A	235,248	15,100,569
	Rush Enterprises, Inc. (RUSHB US), Class B	194,295	11,465,348
#*	RXO, Inc.	191,980	2,799,068
	Schneider National, Inc., Class B	113,113	3,035,953
	Science Applications International Corp.	62,802	6,390,732
	Sensata Technologies Holding PLC	231,832	8,019,069
*	SES AI Corp.	94,543	191,922
*	Shoals Technologies Group, Inc., Class A	282,248	2,664,421

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SIFCO Industries, Inc.	45,608	$280,945
*	SiteOne Landscape Supply, Inc.	7,260	1,042,100
*	SkyWest, Inc.	185,529	17,907,259
*	Spire Global, Inc.	5,166	59,151
	Standex International Corp.	54,731	13,135,440
*	Star Equity Holdings, Inc.	2,369	24,330
*	Sun Country Airlines Holdings, Inc.	92,408	1,620,836
#*	Sunrun, Inc.	651,485	12,378,215
*	TaskUS, Inc., Class A	23,221	250,787
*	Taylor Devices, Inc.	2,759	200,690
#	Tecnoglass, Inc.	173,025	8,462,653
	Tennant Co.	63,186	4,807,823
	Terex Corp.	191,044	10,889,508
*	Thermon Group Holdings, Inc.	128,276	5,804,489
#*	TIC Solutions, Inc.	262,632	2,652,583
	Timken Co.	4,419	411,807
*	Titan International, Inc.	234,577	2,237,865
*	Titan Machinery, Inc.	77,754	1,265,058
*	Transcat, Inc.	32,519	1,961,221
*	Trex Co., Inc.	108,372	4,488,768
	TriNet Group, Inc.	109,830	6,725,989
	Trinity Industries, Inc.	340,831	9,795,483
*	TrueBlue, Inc.	93,847	503,020
*	TTEC Holdings, Inc.	12,219	38,979
	Tutor Perini Corp.	225,294	17,773,444
	Twin Disc, Inc.	67,461	1,159,655
#*††	U.S. Airways Group, Inc.	5,375	0
	UFP Industries, Inc.	32,212	3,326,855
*	Ultralife Corp.	60,767	387,693
	UniFirst Corp.	36,256	7,795,040
	Universal Logistics Holdings, Inc.	83,500	1,336,835
#*	Upwork, Inc.	417,198	8,356,476
*	V2X, Inc.	63,502	4,370,843
*	Verra Mobility Corp.	395,338	7,630,023
#	Vestis Corp.	80,813	527,709
*	Vicor Corp.	3,987	628,630
	Virco Mfg. Corp.	67,411	471,203
*	VirTra, Inc.	2,018	9,464
	VSE Corp.	75,217	16,440,180
	Wabash National Corp.	402,905	4,081,428
	Werner Enterprises, Inc.	181,643	6,221,273
*	Willdan Group, Inc.	47,861	6,040,058
	Willis Lease Finance Corp.	74,923	13,656,964
#	WillScot Holdings Corp.	363,318	7,277,260
		Shares	Value†
INDUSTRIALS — (Continued)
	Worthington Enterprises, Inc.	190,294	$10,574,638
#	Xometry, Inc., Class A	0	0
TOTAL INDUSTRIALS			1,296,257,625
INFORMATION TECHNOLOGY — (10.4%)
*	8x8, Inc.	19,335	32,096
*	908 Devices, Inc.	6,110	38,554
	A10 Networks, Inc.	258,635	4,510,594
*	ACI Worldwide, Inc.	142,889	6,195,667
*	ACM Research, Inc., Class A	47,395	2,754,597
	Adeia, Inc.	392,037	7,091,949
#*	ADTRAN Holdings, Inc.	149,655	1,379,819
*	Agilysys, Inc.	43,105	3,739,359
*	Airgain, Inc.	26,952	113,737
*	Alarm.com Holdings, Inc.	182,870	8,920,399
#*	Alithya Group, Inc., Class A	49,462	64,301
#*	Alkami Technology, Inc.	118	2,500
*	Allegro MicroSystems, Inc.	172,279	6,358,818
*	Alpha & Omega Semiconductor Ltd.	109,585	2,421,829
*	Ambarella, Inc.	60,476	3,872,883
*	AmpliTech Group, Inc.	14,793	44,971
*	Amtech Systems, Inc.	46,592	783,212
#*	Applied Optoelectronics, Inc.	33,517	1,461,676
*	ASGN, Inc.	65,695	3,422,053
*	AstroNova, Inc.	59,126	537,455
*	AvePoint, Inc.	477,852	5,557,419
*	Aviat Networks, Inc.	36,139	788,192
	Avnet, Inc.	171,148	10,677,924
*	Aware, Inc.	75,640	136,908
*	Axcelis Technologies, Inc.	93,750	8,256,563
*	Backblaze, Inc., Class A	82,336	374,629
#	Badger Meter, Inc.	46,454	6,809,227
	Bel Fuse, Inc. (BELFA US), Class A	25,343	4,656,776
	Bel Fuse, Inc. (BELFB US), Class B	34,930	7,027,567
	Belden, Inc.	148,909	17,498,297
	Benchmark Electronics, Inc.	266,736	13,907,615
*	Bill Holdings, Inc.	177,831	7,676,964
#	Bit Digital, Inc.	0	0
*	BK Technologies Corp.	9,534	727,254

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Blackbaud, Inc.	116,246	$6,242,410
*	BlackLine, Inc.	155,627	7,231,987
*	Box, Inc., Class A	232,661	5,897,956
*	Braze, Inc., Class A	46,384	965,715
#*	C3.ai, Inc., Class A	322,709	3,553,026
*	Calix, Inc.	116,867	5,220,449
#*	CCC Intelligent Solutions Holdings, Inc.	679,409	5,149,920
*	Cerence, Inc.	120,560	1,365,945
*	CEVA, Inc.	85,607	1,805,452
#*	Cipher Mining, Inc.	373,728	5,964,699
#*	Cleanspark, Inc.	801,489	9,489,630
	Clear Secure, Inc., Class A	216,880	7,074,626
*	Clearfield, Inc.	38,305	1,140,340
#	Climb Global Solutions, Inc.	16,083	1,907,283
*	Coda Octopus Group, Inc.	2,199	23,419
*	Cohu, Inc.	198,781	5,673,210
*	Commvault Systems, Inc.	3,713	318,204
*	Comtech Telecommunications Corp.	19,131	106,368
*	Consensus Cloud Solutions, Inc.	48,034	1,026,006
#*	Core Scientific, Inc.	238,248	4,286,082
*	Corsair Gaming, Inc.	65,684	334,988
*	CPS Technologies Corp.	7,817	41,743
#	Crane NXT Co.	123,295	6,228,863
*	Crexendo, Inc.	29,267	204,869
*	CS Disco, Inc.	145,822	911,388
	CSP, Inc.	97,739	1,116,179
	CTS Corp.	175,120	9,002,919
*	CVD Equipment Corp.	25,326	121,818
#*	Daily Journal Corp.	4,065	2,383,594
*	Daktronics, Inc.	185,479	4,293,839
*	Data I/O Corp.	46,137	143,025
*	Diebold Nixdorf, Inc.	53,441	3,687,963
*	Digi International, Inc.	186,138	8,016,964
#*	Digital Turbine, Inc.	209,147	1,091,747
#*	DigitalOcean Holdings, Inc.	185,573	10,252,908
*	Diodes, Inc.	90,187	5,338,169
*	DXC Technology Co.	566,604	8,176,096
*	Eastman Kodak Co.	233,514	1,709,323
*	eGain Corp.	71,811	737,499
*	Electro-Sensors, Inc.	4,550	19,656
#*	Enphase Energy, Inc.	147,090	5,439,388
	ePlus, Inc.	92,164	7,908,593
*	Everspin Technologies, Inc.	52,393	680,585
#*	Fastly, Inc., Class A	312,607	2,891,615
*	Five9, Inc.	148,212	2,617,424
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FormFactor, Inc.	145,829	$10,279,486
*	Frequency Electronics, Inc.	48,233	2,536,091
*	Freshworks, Inc., Class A	607,981	6,554,035
#*	Globant SA	68,161	4,558,608
*	Grid Dynamics Holdings, Inc.	217,768	1,800,941
#*	GSI Technology, Inc.	6,523	47,063
#	Hackett Group, Inc.	232,309	4,239,639
*	Harmonic, Inc.	423,969	4,120,979
#*	I3 Verticals, Inc., Class A	83,902	1,863,463
*	Ichor Holdings Ltd.	88,669	2,690,217
*	Identiv, Inc.	33,314	110,602
#*	indie Semiconductor, Inc., Class A	232,566	953,521
	Information Services Group, Inc.	145,438	810,090
#*	Inseego Corp.	50,533	550,304
*	Insight Enterprises, Inc.	56,442	4,742,257
*	Intapp, Inc.	54,176	1,839,275
*	Intellicheck, Inc.	10,593	60,168
*	inTEST Corp.	58,615	536,327
*	IPG Photonics Corp.	66,698	6,163,562
*	Itron, Inc.	69,037	6,840,186
*»	Jamf Holding Corp.	382,095	4,986,340
*	Key Tronic Corp.	62,233	176,119
*	Kimball Electronics, Inc.	179,364	5,418,586
*	Knowles Corp.	428,309	10,382,210
	Kulicke & Soffa Industries, Inc.	194,312	11,139,907
*	KVH Industries, Inc.	82,201	549,103
*	Kyndryl Holdings, Inc.	119,501	2,748,523
*	Lantronix, Inc.	118,543	787,126
*	LGL Group, Inc.	51,187	370,082
*	LiveRamp Holdings, Inc.	261,337	6,363,556
*	Magnachip Semiconductor Corp.	55,347	160,506
*	MaxLinear, Inc.	277,832	4,820,385
	Methode Electronics, Inc.	100,384	802,068
*	Mirion Technologies, Inc.	183,055	4,547,086
*	Mitek Systems, Inc.	114,587	1,148,162
*	M-Tron Industries, Inc.	10,461	682,476
*	N-able, Inc.	521,414	3,164,983
	Napco Security Technologies, Inc.	124,324	4,586,312
#*	Navitas Semiconductor Corp.	266,290	2,284,768
*	nCino, Inc.	273,389	5,836,855

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NCR Voyix Corp.	520,479	$5,163,152
*	NETGEAR, Inc.	85,242	1,782,410
*	NetScout Systems, Inc.	286,813	7,976,270
	Network-1 Technologies, Inc.	41,388	54,218
*	nLight, Inc.	127,459	5,813,405
*	Novanta, Inc.	52,480	7,060,659
#	NVE Corp.	15,675	1,057,906
*	ON24, Inc.	121,835	971,025
	OneSpan, Inc.	79,092	931,704
*	Ooma, Inc.	49,667	583,587
*	Optical Cable Corp.	27,967	137,877
*	OSI Systems, Inc.	61,580	15,403,621
#*	Ouster, Inc.	40,090	835,075
*	PagerDuty, Inc.	199,498	2,114,679
*	PAR Technology Corp.	122,684	3,215,548
	PC Connection, Inc.	145,240	8,541,564
*	PDF Solutions, Inc.	112,541	3,584,431
#*	Penguin Solutions, Inc.	260,800	5,009,968
*	Photronics, Inc.	266,467	9,211,764
*	Plexus Corp.	175,122	34,907,068
*	Porch Group, Inc.	285,492	2,252,532
	Power Integrations, Inc.	109,115	5,012,743
*	Powerfleet, Inc. NJ	161,624	825,899
*	Progress Software Corp.	158,434	6,483,119
*	Q2 Holdings, Inc.	83,066	5,087,793
*	Qualys, Inc.	64,051	8,448,327
*	QuickLogic Corp.	2,750	20,240
	Red Violet, Inc.	31,707	1,442,034
*	Research Solutions, Inc.	4,781	13,626
*	RF Industries Ltd.	38,238	373,203
*	Ribbon Communications, Inc.	424,685	1,112,675
	Richardson Electronics Ltd.	99,509	1,203,064
*	Rimini Street, Inc.	62,012	213,941
*	RingCentral, Inc., Class A	245,840	6,362,339
#*	Riot Platforms, Inc.	416,538	6,443,843
*	Rogers Corp.	69,899	6,796,979
*	ScanSource, Inc.	154,727	6,651,714
*	SEMrush Holdings, Inc., Class A	183,452	2,181,244
*	SentinelOne, Inc., Class A	446,096	6,236,422
*	Silicon Laboratories, Inc.	58,377	8,315,804
#*	SkyWater Technology, Inc.	39,298	1,244,175
*	SolarEdge Technologies, Inc.	16,044	496,562
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SoundThinking, Inc.	13,102	$91,452
*	Sprinklr, Inc., Class A	296,953	1,894,560
*	SPS Commerce, Inc.	35,129	3,135,615
»	SRAX, Inc.	29,242	2,924
*	Synaptics, Inc.	114,442	9,442,609
*	Synchronoss Technologies, Inc.	4,646	40,885
*	Telos Corp.	189,572	1,035,063
*	Tenable Holdings, Inc.	161,531	3,563,374
*	Teradata Corp.	253,950	7,242,654
*	TransAct Technologies, Inc.	35,252	129,727
*	Trio-Tech International	28,056	157,955
*	TTM Technologies, Inc.	593,533	58,284,941
*	Turtle Beach Corp.	54,381	650,397
*	Ultra Clean Holdings, Inc.	166,252	7,261,887
*	Unisys Corp.	222,361	584,809
	Universal Display Corp.	5,843	670,893
*	Veeco Instruments, Inc.	212,679	6,641,965
*	Vertex, Inc., Class A	47,400	879,270
*	Viant Technology, Inc., Class A	31,785	375,699
*	Viasat, Inc.	233,567	10,550,221
*	Viavi Solutions, Inc.	611,800	14,964,628
	Vishay Intertechnology, Inc.	347,919	7,010,568
*	Vishay Precision Group, Inc.	85,805	4,297,114
*	Vistance Networks, Inc.	634,043	11,412,774
	Vontier Corp.	225,831	8,468,663
*	WidePoint Corp.	3,168	20,877
#	Xerox Holdings Corp.	189,303	414,574
*	Xperi, Inc.	72,332	409,399
*	Yext, Inc.	225,809	1,616,792
#*	Zeta Global Holdings Corp., Class A	370,090	6,876,272
TOTAL INFORMATION TECHNOLOGY			787,590,423
MATERIALS — (4.8%)
	AdvanSix, Inc.	80,012	1,267,390
*	Alpha Metallurgical Resources, Inc.	51,391	10,781,832
*	American Vanguard Corp.	59,507	302,296
	Ardagh Metal Packaging SA	591,521	2,596,777
*	Arq, Inc.	48,017	170,941
*	Ascent Industries Co.	35,256	571,500

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ashland, Inc.	134,555	$8,229,384
	Avient Corp.	221,361	8,002,200
	Balchem Corp.	7,550	1,284,784
	Cabot Corp.	95,848	6,919,267
	Caledonia Mining Corp. PLC	31,431	862,467
	Celanese Corp.	124,927	5,551,756
*	Century Aluminum Co.	343,569	15,573,983
	Chemours Co.	181,906	2,726,771
*	Clearwater Paper Corp.	91,424	1,537,752
*	Compass Minerals International, Inc.	125,533	3,135,814
*	Core Molding Technologies, Inc.	31,245	609,902
*	Dakota Gold Corp.	115,997	694,822
*	Ecovyst, Inc.	319,426	3,389,110
	Ferroglobe PLC	110,207	523,483
	Flexible Solutions International, Inc.	1,551	8,949
*	Flotek Industries, Inc.	91,738	1,593,489
#	FMC Corp.	211,107	3,335,491
	Fortitude Gold Corp.	56,138	309,320
	Friedman Industries, Inc.	62,932	1,235,355
#	Graphic Packaging Holding Co.	437,850	6,414,502
	Greif, Inc. (GEF US), Class A	95,064	6,713,420
	Greif, Inc. (GEF/B US), Class B	20,094	1,671,419
	Hawkins, Inc.	94,522	12,311,490
	HB Fuller Co.	131,160	7,882,716
	Huntsman Corp.	467,353	5,056,759
*	Idaho Strategic Resources, Inc.	7,745	279,285
*	Ingevity Corp.	93,211	6,132,352
	Innospec, Inc.	89,016	7,274,388
*	Intrepid Potash, Inc.	47,938	1,574,284
#*	Ivanhoe Electric, Inc.	196,723	3,361,996
	Kaiser Aluminum Corp.	57,991	7,110,856
*	Knife River Corp.	112,950	7,586,851
	Koppers Holdings, Inc.	70,117	2,065,647
	Kronos Worldwide, Inc.	207,739	1,090,630
	Louisiana-Pacific Corp.	23,463	1,964,792
*	LSB Industries, Inc.	76,850	713,937
	Materion Corp.	99,969	13,823,713
	Mativ Holdings, Inc.	172,825	2,082,541
#*	McEwen, Inc.	135,219	3,265,539
	Mercer International, Inc.	177,449	360,221
*	Metallus, Inc.	253,437	5,056,068
		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	162,479	$10,684,619
	Myers Industries, Inc.	130,402	2,695,409
	Nexa Resources SA	74,221	935,927
	Northern Technologies International Corp.	62,762	568,624
*	O-I Glass, Inc.	577,269	8,820,670
	Olin Corp.	241,732	5,030,443
	Olympic Steel, Inc.	39,035	1,877,193
*	Perimeter Solutions, Inc.	285,861	7,475,265
#	Quaker Chemical Corp.	43,735	6,723,819
#*	Ramaco Resources, Inc. (METC US), Class A	155,677	3,037,258
	Ramaco Resources, Inc. (METCB US), Class B	8,842	116,007
*	Ranpak Holdings Corp.	252,193	1,271,053
*	Rayonier Advanced Materials, Inc.	233,577	1,812,558
††	Resolute Forest Products, Inc.	332,327	88,499
	Ryerson Holding Corp.	114,995	3,245,159
	Scotts Miracle-Gro Co.	149,650	9,610,523
	Sealed Air Corp.	304,574	12,755,559
	Sensient Technologies Corp.	113,565	10,734,164
#	Silgan Holdings, Inc.	125,654	5,421,970
*	Smith-Midland Corp.	1,828	64,236
	Sonoco Products Co.	153,416	7,363,968
	Stepan Co.	78,849	4,542,491
	SunCoke Energy, Inc.	303,488	2,385,416
	Sylvamo Corp.	155,378	7,604,199
*	Tredegar Corp.	90,159	770,859
	TriMas Corp.	145,682	5,065,363
	Trinseo PLC	15,905	7,157
	Tronox Holdings PLC	317,069	1,921,438
	U.S. Lime & Minerals, Inc.	243,627	29,364,362
	Warrior Met Coal, Inc.	193,538	17,282,943
	Worthington Steel, Inc.	148,857	5,988,517
TOTAL MATERIALS			360,273,909
REAL ESTATE — (1.2%)
*	AMREP Corp.	53,380	1,109,236
*	CKX Lands, Inc.	11,773	128,914
*	Cushman & Wakefield Ltd.	595,785	9,794,705
*	Douglas Elliman, Inc.	110,449	298,212
#	eXp World Holdings, Inc.	290,375	2,624,990

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Five Point Holdings LLC, Class A	61,736	$327,818
*	Forestar Group, Inc.	169,753	4,416,973
*	FRP Holdings, Inc.	150,320	3,594,151
*	Howard Hughes Holdings, Inc.	234,720	19,167,235
*»	JW Mays, Inc.	2,700	106,812
	Kennedy-Wilson Holdings, Inc.	395,848	3,899,103
	Marcus & Millichap, Inc.	204,712	5,568,166
*	Maui Land & Pineapple Co., Inc.	27,666	473,919
	Newmark Group, Inc., Class A	497,297	8,866,806
#*	Offerpad Solutions, Inc.	13,041	13,302
*	Opendoor Technologies, Inc.	674,984	3,476,168
*	RE/MAX Holdings, Inc., Class A	51,369	399,651
	RMR Group, Inc., Class A	22,546	341,572
*	Seaport Entertainment Group, Inc.	53,376	1,008,273
	St. Joe Co.	295,676	19,570,795
*	Star Holdings	11,397	89,125
*	Stratus Properties, Inc.	52,202	1,548,833
*	Tejon Ranch Co.	127,690	2,054,532
TOTAL REAL ESTATE			88,879,291
UTILITIES — (2.4%)
	American States Water Co.	127,003	9,266,139
	Artesian Resources Corp., Class A	33,665	1,123,064
	Avista Corp.	266,241	10,993,091
	Black Hills Corp.	135,715	9,904,481
	California Water Service Group	219,354	9,805,124
	Chesapeake Utilities Corp.	82,445	10,609,022
	Consolidated Water Co. Ltd.	55,536	2,103,704
	Genie Energy Ltd., Class B	161,032	2,217,411
	Global Water Resources, Inc.	28,505	247,138
	H2O America	125,871	6,550,327
*	Hallador Energy Co.	125,340	2,317,537
*	Hawaiian Electric Industries, Inc.	393,505	6,028,496
	MDU Resources Group, Inc.	341,634	7,006,913
		Shares	Value†
UTILITIES — (Continued)
	MGE Energy, Inc.	127,383	$10,175,354
	Middlesex Water Co.	64,582	3,382,805
*	Montauk Renewables, Inc.	52,020	90,515
	New Jersey Resources Corp.	185,489	9,177,996
	Northwest Natural Holding Co.	146,473	6,819,783
	Northwestern Energy Group, Inc.	148,396	10,070,152
	ONE Gas, Inc.	101,097	8,043,277
	Ormat Technologies, Inc.	44,218	5,524,597
#	Otter Tail Corp.	158,019	14,088,974
	Portland General Electric Co.	195,743	9,836,086
*	Pure Cycle Corp.	88,608	1,026,081
	RGC Resources, Inc.	24,690	536,020
	Southwest Gas Holdings, Inc.	11,540	955,743
	Spire, Inc.	108,997	9,209,156
	TXNM Energy, Inc.	151,814	8,944,881
	Unitil Corp.	63,333	3,224,283
	York Water Co.	55,507	1,863,925
TOTAL UTILITIES			181,142,075
TOTAL COMMON STOCKS			6,941,281,461
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	Bed Bath & Beyond, Inc. Warrants 10/07/2026	6,227	4,172
TOTAL RIGHTS/WARRANTS			4,172
TOTAL INVESTMENT SECURITIES (Cost $4,328,346,031)			6,941,285,633

TEMPORARY CASH INVESTMENTS — (1.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	90,772,005	90,772,005
SECURITIES LENDING COLLATERAL — (7.0%)
@§	The DFA Short Term Investment Fund	45,640,667	527,925,596
TOTAL INVESTMENTS — (100.0%)
(Cost $4,947,043,304)^^			$7,559,983,234

U.S. Micro Cap Portfolio
CONTINUED
As of January 31, 2026, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	232	03/20/26	$80,985,949	$80,802,700	$(183,249)
Total Futures Contracts			$80,985,949	$80,802,700	$(183,249)
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$204,554,213	$133,379	—	$204,687,592
Consumer Discretionary	899,511,677	62,160	—	899,573,837
Consumer Staples	260,362,905	1,314,384	—	261,677,289
Energy	428,906,648	—	—	428,906,648
Financials	1,585,091,644	148,040	$1,240	1,585,240,924
Health Care	845,941,291	7,274	1,103,283	847,051,848
Industrials	1,296,246,676	10,949	—	1,296,257,625
Information Technology	782,601,159	4,989,264	—	787,590,423
Materials	360,185,410	—	88,499	360,273,909
Real Estate	88,772,479	106,812	—	88,879,291
Utilities	181,142,075	—	—	181,142,075
Rights/Warrants
Consumer Discretionary	—	4,172	—	4,172
Temporary Cash Investments	90,772,005	—	—	90,772,005
Securities Lending Collateral	—	527,925,596	—	527,925,596
Total Investments in Securities	$7,024,088,182	$534,702,030	$1,193,022˂˃	$7,559,983,234
Financial Instruments
Liabilities
Futures Contracts**	(183,249)	—	—	(183,249)
Total Financial Instruments	$(183,249)	—	—	$(183,249)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
REAL ESTATE — (97.0%)
	Acadia Realty Trust	653,614	$13,078,816
	Agree Realty Corp.	575,131	41,541,712
	Alexander & Baldwin, Inc.	249,224	5,168,906
	Alexander's, Inc.	11,690	2,862,881
	Alexandria Real Estate Equities, Inc.	772,434	42,205,794
	Alpine Income Property Trust, Inc.	66,159	1,165,722
	American Assets Trust, Inc.	237,289	4,285,439
	American Healthcare REIT, Inc.	1,000,811	46,948,044
	American Homes 4 Rent, Class A	1,782,327	55,822,482
	American Tower Corp.	2,130,511	381,958,012
#	Americold Realty Trust, Inc.	1,345,287	16,695,012
	Apartment Investment & Management Co., Class A	673,473	3,960,021
#	Apple Hospitality REIT, Inc.	1,119,593	13,032,063
*	Ashford Hospitality Trust, Inc.	15,631	61,430
	AvalonBay Communities, Inc.	764,107	135,758,891
	Bluerock Homes Trust, Inc.	21,940	190,878
	Braemar Hotels & Resorts, Inc.	217,043	579,505
	Brandywine Realty Trust	516,784	1,462,499
	Brixmor Property Group, Inc.	1,666,803	44,653,652
	Broadstone Net Lease, Inc.	926,405	17,147,757
	BRT Apartments Corp.	56,474	829,603
#	BXP, Inc.	814,375	52,665,631
	Camden Property Trust	570,883	62,254,791
#	CareTrust REIT, Inc.	1,212,148	45,261,606
	CBL & Associates Properties, Inc.	81,715	2,925,397
	Centerspace	82,596	5,308,445
	Chatham Lodging Trust	198,190	1,409,131
	Clipper Realty, Inc.	76,438	266,769
	Community Healthcare Trust, Inc.	142,299	2,458,927
	COPT Defense Properties	608,683	18,753,523
		Shares	Value†
REAL ESTATE — (Continued)
	Cousins Properties, Inc.	860,666	$21,723,210
	Crown Castle, Inc.	2,340,379	203,168,301
#	CTO Realty Growth, Inc.	160,517	2,852,387
	CubeSmart	1,177,320	44,184,820
#	Curbline Properties Corp.	521,709	12,651,443
	DiamondRock Hospitality Co.	996,932	9,151,836
	Digital Realty Trust, Inc.	1,850,714	307,125,988
	Diversified Healthcare Trust	819,840	4,763,270
#	Douglas Emmett, Inc.	818,381	8,642,103
#	Easterly Government Properties, Inc.	214,669	5,021,108
	EastGroup Properties, Inc.	276,729	50,265,056
#	Elme Communities	204,166	449,165
#	Empire State Realty Trust, Inc., Class A	705,277	4,675,987
#	EPR Properties	399,259	21,655,808
	Equinix, Inc.	383,571	314,884,941
	Equity LifeStyle Properties, Inc.	966,602	61,060,248
#	Equity Residential	1,943,275	121,104,898
	Essential Properties Realty Trust, Inc.	1,032,050	31,333,038
	Essex Property Trust, Inc.	342,267	86,206,789
	Extra Space Storage, Inc.	1,144,087	157,849,683
	Federal Realty Investment Trust	436,033	44,109,098
	First Industrial Realty Trust, Inc.	715,503	41,520,639
	Four Corners Property Trust, Inc.	518,081	12,770,697
	FrontView REIT, Inc.	1,488	24,418
	Gaming & Leisure Properties, Inc.	1,521,462	68,085,424
	Getty Realty Corp.	270,251	8,069,695
	Gladstone Commercial Corp.	240,277	2,799,227
#	Global Medical REIT, Inc.	63,284	2,185,829
	Global Net Lease, Inc.	974,713	9,220,785
	Global Self Storage, Inc.	43,975	221,194
	Healthcare Realty Trust, Inc.	1,680,544	28,216,334

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Healthpeak Properties, Inc.	3,558,281	$61,344,764
	Highwoods Properties, Inc.	558,187	14,429,134
	Host Hotels & Resorts, Inc.	3,725,028	69,024,769
*	Hudson Pacific Properties, Inc.	270,342	2,330,348
#	Independence Realty Trust, Inc.	1,177,865	19,670,346
	Industrial Logistics Properties Trust	266,089	1,418,254
#	Innovative Industrial Properties, Inc.	134,681	6,507,786
	InvenTrust Properties Corp.	381,413	11,209,728
#	Invitation Homes, Inc.	2,995,379	80,066,481
	Iron Mountain, Inc.	1,589,621	146,451,783
#	JBG SMITH Properties	323,895	5,454,392
#	Kilroy Realty Corp.	560,551	19,327,798
	Kimco Realty Corp.	3,553,204	74,901,540
	Kite Realty Group Trust	1,108,919	26,048,507
	Lamar Advertising Co., Class A	473,388	60,740,414
#	Lineage, Inc.	306,209	10,934,723
	LTC Properties, Inc.	235,934	8,604,513
	LXP Industrial Trust	297,423	14,737,310
	Macerich Co.	1,341,726	25,398,873
#	Medical Properties Trust, Inc.	2,535,959	12,730,514
	Mid-America Apartment Communities, Inc.	601,107	80,728,670
	Modiv Industrial, Inc.	30,447	466,448
	National Health Investors, Inc.	253,112	20,785,557
	National Storage Affiliates Trust	363,255	11,555,142
#	NET Lease Office Properties	74,754	1,458,451
#	NETSTREIT Corp.	410,370	7,731,371
	NexPoint Residential Trust, Inc.	114,520	3,460,794
	NNN REIT, Inc.	984,706	41,032,699
	Omega Healthcare Investors, Inc.	1,561,530	68,519,936
	One Liberty Properties, Inc.	85,292	1,838,043
	Orion Properties, Inc.	158,580	353,633
#	Outfront Media, Inc.	736,479	17,911,169
#	Park Hotels & Resorts, Inc.	973,625	10,641,721
	Peakstone Realty Trust	65,824	1,028,171
#	Pebblebrook Hotel Trust	346,679	3,959,074
		Shares	Value†
REAL ESTATE — (Continued)
	Phillips Edison & Co., Inc.	632,502	$22,915,547
	Piedmont Realty Trust, Inc.	613,274	5,163,767
	Postal Realty Trust, Inc., Class A	120,232	2,191,829
	Prologis, Inc.	3,585,317	468,098,988
	Public Storage	848,687	234,398,863
	Realty Income Corp.	4,896,985	299,499,603
	Regency Centers Corp.	895,596	65,262,081
	Rexford Industrial Realty, Inc.	1,223,082	49,571,513
#	RLJ Lodging Trust	469,183	3,486,030
	Ryman Hospitality Properties, Inc.	313,403	29,679,264
	Sabra Health Care REIT, Inc.	1,233,370	23,101,020
	Saul Centers, Inc.	71,999	2,284,528
	SBA Communications Corp.	578,235	106,458,846
	Service Properties Trust	482,192	959,562
	Sila Realty Trust, Inc.	254,712	6,202,237
	Simon Property Group, Inc.	1,577,142	301,723,036
#	SL Green Realty Corp.	344,656	15,433,696
	STAG Industrial, Inc.	987,419	37,038,087
	Strawberry Fields REIT, Inc.	5,402	70,874
	Summit Hotel Properties, Inc.	559,336	2,472,265
	Sun Communities, Inc.	666,130	84,884,946
	Sunstone Hotel Investors, Inc.	883,515	7,748,427
	Tanger, Inc.	601,153	19,669,726
	Terreno Realty Corp.	547,713	33,706,258
	UDR, Inc.	1,680,040	62,413,486
	UMH Properties, Inc.	395,817	6,186,620
	Universal Health Realty Income Trust	70,810	2,813,281
#	Urban Edge Properties	645,803	12,547,952
	Ventas, Inc.	2,550,175	198,072,092
	Veris Residential, Inc.	411,782	6,254,969
	VICI Properties, Inc.	5,744,075	161,293,626
	Vornado Realty Trust	807,809	25,752,951
	Welltower, Inc.	2,621,794	493,841,118
	Whitestone REIT	219,841	3,130,536
	WP Carey, Inc.	1,170,756	81,660,231
	Xenia Hotels & Resorts, Inc.	468,834	6,915,302
TOTAL REAL ESTATE			6,532,412,771
TOTAL COMMON STOCKS Cost ($4,116,797,459)			6,532,412,771

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	57,993,164	$57,993,164
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	12,190,820	$141,011,215
TOTAL INVESTMENTS — (100.0%)
(Cost $4,315,801,838)^^			$6,731,417,150
As of January 31, 2026, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	143	03/20/26	$49,811,503	$49,805,113	$(6,390)
Total Futures Contracts			$49,811,503	$49,805,113	$(6,390)
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$6,532,412,771	—	—	$6,532,412,771
Temporary Cash Investments	57,993,164	—	—	57,993,164
Securities Lending Collateral	—	$141,011,215	—	141,011,215
Total Investments in Securities	$6,590,405,935	$141,011,215	—	$6,731,417,150
Financial Instruments
Liabilities
Futures Contracts**	(6,390)	—	—	(6,390)
Total Financial Instruments	$(6,390)	—	—	$(6,390)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.3%)
AUSTRALIA — (5.9%)
	ALS Ltd.	254,328	$4,336,665
#	Ampol Ltd.	106,039	2,130,397
	ANZ Group Holdings Ltd.	684,516	17,414,316
	APA Group	518,686	3,193,285
	Aristocrat Leisure Ltd.	116,336	4,321,850
	ASX Ltd.	52,145	2,075,599
	Atlas Arteria Ltd.	396,660	1,368,907
	Aurizon Holdings Ltd.	250,591	641,005
	Bendigo & Adelaide Bank Ltd.	117,124	891,876
	BHP Group Ltd. (BHP AU)	1,212,466	41,760,182
	BHP Group Ltd. (BHP LN), Class DI	242,396	8,364,996
#	BHP Group Ltd. (BHP US), Sponsored ADR	300,265	20,637,214
	BlueScope Steel Ltd.	232,410	4,850,643
	Brambles Ltd.	571,987	8,878,784
*	Capricorn Metals Ltd.	178,408	1,671,043
	CAR Group Ltd.	59,713	1,142,603
	Challenger Ltd.	138,627	882,977
	Cleanaway Waste Management Ltd.	159,236	272,938
	Cochlear Ltd.	22,735	4,237,653
	Coles Group Ltd.	537,120	7,935,862
#	Commonwealth Bank of Australia	372,709	38,583,150
	Computershare Ltd.	211,591	4,805,350
	CSL Ltd.	89,102	11,227,729
	Dyno Nobel Ltd.	84,736	206,374
	Eagers Automotive Ltd.	78,890	1,464,485
#	Endeavour Group Ltd.	167,837	431,164
	Evolution Mining Ltd.	1,235,970	11,869,301
	Fortescue Ltd.	677,488	9,810,612
*	Genesis Minerals Ltd.	431,023	2,128,387
	Harvey Norman Holdings Ltd.	408,622	1,836,230
	HUB24 Ltd.	37,812	2,649,338
*	IGO Ltd.	163,325	933,603
	Insurance Australia Group Ltd.	1,347,639	7,104,942
*	James Hardie Industries PLC (JHX AU), CDI	157,942	3,599,012
	JB Hi-Fi Ltd.	66,225	3,731,152
	Lottery Corp. Ltd.	855,046	3,046,036
*	Lynas Rare Earths Ltd.	316,189	3,182,798
	Macquarie Group Ltd.	70,544	10,353,080
	Medibank Pvt Ltd.	954,330	3,062,124
		Shares	Value»
AUSTRALIA — (Continued)
#*	Mineral Resources Ltd.	42,879	$1,686,663
	National Australia Bank Ltd.	761,920	22,887,624
	Netwealth Group Ltd.	54,719	927,149
#*	NEXTDC Ltd.	181,867	1,680,362
	Northern Star Resources Ltd.	562,018	10,331,745
	Orica Ltd.	258,059	4,597,115
	Origin Energy Ltd.	639,687	5,246,273
	Perseus Mining Ltd.	802,656	3,091,424
*	PLS Group Ltd.	379,134	1,112,447
	Pro Medicus Ltd.	25,413	3,248,881
	Qantas Airways Ltd.	311,858	2,180,395
	QBE Insurance Group Ltd.	708,832	9,715,090
	Qube Holdings Ltd.	798,076	2,639,690
#	Ramsay Health Care Ltd.	89,719	2,263,233
	REA Group Ltd.	18,766	2,467,425
#	Reece Ltd.	79,223	810,923
	Rio Tinto Ltd.	145,213	15,128,980
*	Sandfire Resources Ltd.	283,071	3,841,000
	Santos Ltd.	2,230,872	10,879,401
	SEEK Ltd.	117,034	1,699,857
	SGH Ltd.	107,212	3,435,924
#	Sigma Healthcare Ltd.	690,842	1,480,365
	Sonic Healthcare Ltd.	213,112	3,408,048
	South32 Ltd. (S32 AU)	2,155,314	6,827,748
	Steadfast Group Ltd.	124,395	450,495
	Suncorp Group Ltd.	411,418	4,843,185
	Technology One Ltd.	173,263	3,024,963
	Telstra Group Ltd. (TLS AU)	1,417,464	4,815,543
#	TPG Telecom Ltd.	205,620	554,673
	Transurban Group	991,946	9,594,867
	Wesfarmers Ltd.	328,349	18,941,331
	Westpac Banking Corp.	748,445	20,110,038
	Whitehaven Coal Ltd.	201,331	1,230,061
#	WiseTech Global Ltd.	48,021	1,924,039
	Woodside Energy Group Ltd. (WDS AU)	656,980	11,599,963
	Woodside Energy Group Ltd. (WDS LN)	43,801	773,806
#	Woodside Energy Group Ltd. (WDS US), ADR	68,532	1,207,534
	Woolworths Group Ltd.	361,523	7,758,421
	Worley Ltd.	176,761	1,644,145

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Xero Ltd.	52,534	$3,423,707
#	Yancoal Australia Ltd.	297,444	1,190,627
TOTAL AUSTRALIA			471,708,822
AUSTRIA — (0.3%)
	Erste Group Bank AG	129,852	16,881,916
	OMV AG	82,151	4,880,404
	Verbund AG	23,881	1,752,280
TOTAL AUSTRIA			23,514,600
BELGIUM — (1.0%)
	Ageas SA	100,829	7,161,963
	Anheuser-Busch InBev SA (ABI BB)	360,455	25,946,635
*	Argenx SE (ARGX BB)	4,901	4,121,597
*	Argenx SE (ARGX US), ADR	1,440	1,210,320
#	CMB Tech NV	26,813	353,422
	Elia Group SA	18,761	2,716,230
	KBC Group NV	140,130	19,746,491
	UCB SA	57,158	17,417,495
TOTAL BELGIUM			78,674,153
CANADA — (10.8%)
	Agnico Eagle Mines Ltd. (AEM CN)	437	83,071
	Agnico Eagle Mines Ltd. (AEM US)	147,650	28,127,325
	Alamos Gold, Inc. (AGI US), Class A	175,419	6,472,961
	Alimentation Couche-Tard, Inc.	272,732	14,188,914
	AltaGas Ltd.	13,604	410,323
	ARC Resources Ltd.	232,857	4,321,446
	AtkinsRealis Group, Inc.	73,331	5,146,337
#	Bank of Montreal (BMO CN)	41,107	5,596,155
	Bank of Montreal (BMO US)	158,839	21,625,930
#	Bank of Nova Scotia (BNS CN)	159,145	11,898,036
	Bank of Nova Scotia (BNS US)	214,751	16,046,195
	Barrick Mining Corp.	141,262	6,468,387
	Barrick Mining Corp. (B US)	370,439	16,962,402
	BCE, Inc. (BCE US)	18,700	483,582
*	Bombardier, Inc. (BBD/A CN), Class A	900	154,665
*	Bombardier, Inc. (BBD/B CN), Class B	40,943	6,994,273
		Shares	Value»
CANADA — (Continued)
	Brookfield Corp. (BN CN)	79,314	$3,615,491
	Brookfield Corp. (BN US)	209,541	9,544,583
#	Brookfield Renewable Corp.	52,136	2,170,943
	Brookfield Wealth Solutions Ltd.	594	27,104
*	CAE, Inc. (CAE CN)	44	1,410
*	CAE, Inc. (CAE US)	16,194	518,856
	Cameco Corp. (CCJ US)	30,156	3,720,949
	Canadian Imperial Bank of Commerce (CM CN)	169,585	15,672,586
	Canadian Imperial Bank of Commerce (CM US)	171,159	15,813,380
	Canadian National Railway Co. (CNI US)	89,334	8,595,718
	Canadian National Railway Co. (CNR CN)	79,808	7,677,487
	Canadian Natural Resources Ltd. (CNQ CN)	20,072	746,334
#	Canadian Natural Resources Ltd. (CNQ US)	873,516	32,503,530
	Canadian Pacific Kansas City Ltd. (CP CN)	61,565	4,576,513
	Canadian Pacific Kansas City Ltd. (CP US)	145,636	10,826,580
	CCL Industries, Inc., Class B	73,986	4,458,775
*	Celestica, Inc. (CLS CN)	1,600	449,607
*	Celestica, Inc. (CLS US)	50,359	14,150,375
	Cenovus Energy, Inc. (CVE CN)	69,958	1,380,510
	Cenovus Energy, Inc. (CVE US)	594,115	11,715,948
	CGI, Inc. (GIB US)	82,960	7,116,309
	CGI, Inc. (GIBA CN)	199	17,055
	Constellation Software, Inc.	5,232	9,655,790
	Dollarama, Inc.	116,011	15,633,987
	Element Fleet Management Corp.	174,436	4,419,669
#	Emera, Inc.	133,662	6,624,939
	Enbridge, Inc. (ENB CN)	34,287	1,673,773

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Enbridge, Inc. (ENB US)	515,160	$25,160,414
	Endeavour Mining PLC	109,934	6,001,905
*	Equinox Gold Corp. (EQX CN)	28,400	406,295
#*	Equinox Gold Corp. (EQX US)	179,600	2,568,280
	Fairfax Financial Holdings Ltd.	7,892	13,024,162
*	First Quantum Minerals Ltd.	199,143	5,629,204
#	Fortis, Inc. (FTS CN)	149,319	7,961,341
#	Fortis, Inc. (FTS US)	47,387	2,527,149
#	Franco-Nevada Corp. (FNV US)	44,857	10,512,687
	George Weston Ltd.	72,644	5,066,648
#	GFL Environmental, Inc.	67,426	2,895,947
	Gildan Activewear, Inc. (GIL US)	3,453	224,376
	Great-West Lifeco, Inc.	57,478	2,690,594
Ω	Hydro One Ltd.	126,825	5,013,763
	iA Financial Corp., Inc.	71,974	8,843,660
*	IAMGOLD Corp. (IAG US)	55,842	1,015,208
	IGM Financial, Inc.	32,890	1,590,817
	Imperial Oil Ltd. (IMO US)	69,333	7,019,966
	Intact Financial Corp.	82,238	14,972,734
#*	Ivanhoe Mines Ltd., Class A	134,750	1,704,105
	Keyera Corp.	17,379	588,511
	Kinross Gold Corp. (K CN)	407,664	12,837,831
	Kinross Gold Corp. (KGC US)	375,679	11,856,429
	Loblaw Cos. Ltd. L CN	154,765	6,963,939
	Lundin Gold, Inc.	19,222	1,441,032
	Lundin Mining Corp.	284,051	7,165,683
	Magna International, Inc. (MGA US)	159,131	8,137,959
	Manulife Financial Corp. (MFC CN)	217,238	8,275,353
	Manulife Financial Corp. (MFC US)	394,624	15,039,121
	Metro, Inc.	98,518	6,539,906
	National Bank of Canada	104,399	12,439,862
	Nutrien Ltd. (NTR CN)	12,443	856,704
	Nutrien Ltd. (NTR US)	213,234	14,689,663
#	Open Text Corp. (OTEX US)	11,362	290,072
	Pan American Silver Corp. (PAAS US)	177,832	9,709,627
		Shares	Value»
CANADA — (Continued)
	Pembina Pipeline Corp. (PBA US)	241,339	$10,034,876
#	Pembina Pipeline Corp. (PPL CN)	2,200	91,416
	RB Global, Inc. (RBA CN)	11,649	1,322,270
	RB Global, Inc. (RBA US)	50,010	5,679,636
	Restaurant Brands International, Inc. (QSR CN)	58,971	3,951,033
	Restaurant Brands International, Inc. (QSR US)	71,674	4,801,441
	Rogers Communications, Inc. (RCI US), Class B	63,944	2,417,723
#	Rogers Communications, Inc. (RCIB CN), Class B	80,132	3,024,848
	Royal Bank of Canada (RY CN)	277,111	46,140,055
	Royal Bank of Canada (RY US)	235,765	39,191,216
	Saputo, Inc.	79,826	2,408,293
*	Shopify, Inc. (SHOP CN), Class A	9,260	1,215,058
*	Shopify, Inc. (SHOP US), Class A	57,996	7,610,815
	Stantec, Inc. (STN CN)	43,878	4,348,325
	Stantec, Inc. (STN US)	2,600	257,608
	Sun Life Financial, Inc. (SLF CN)	133,113	8,387,688
	Sun Life Financial, Inc. (SLF US)	118,355	7,461,099
	Suncor Energy, Inc. (SU US)	571,832	30,289,941
	TC Energy Corp. (TRP US)	195,287	11,457,488
	Teck Resources Ltd. (TECK US), Class B	201,224	10,817,802
	TELUS Corp.	81,584	1,138,395
	TFI International, Inc. (TFII US)	2	215
#	Thomson Reuters Corp. (TRI US)	16,507	1,826,169
	TMX Group Ltd.	44,005	1,624,596
	Toromont Industries Ltd.	6,082	774,739
	Toronto-Dominion Bank (TD CN)	95,463	8,921,985

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Toronto-Dominion Bank (TD US)	269,229	$25,170,219
	Tourmaline Oil Corp.	202,586	9,587,370
	Waste Connections, Inc. (WCN CN)	25,531	4,271,292
	Waste Connections, Inc. (WCN US)	51,220	8,584,441
	Wheaton Precious Metals Corp. (WPM US)	43,015	5,672,388
	Whitecap Resources, Inc. WCP CN	458,285	4,180,149
	WSP Global, Inc.	45,755	8,845,216
TOTAL CANADA			861,454,955
DENMARK — (1.8%)
	AP Moller - Maersk AS (MAERSKA DC), Class A	1,284	3,148,584
#	AP Moller - Maersk AS (MAERSKB DC), Class B	1,731	4,280,286
#	Carlsberg AS, Class B	49,267	6,697,806
	Coloplast AS, Class B	44,703	3,810,705
	Danske Bank AS	264,432	13,472,289
#*	Demant AS	3,718	130,143
	DSV AS	52,173	14,670,260
*	Genmab AS (GMAB DC)	26,584	8,660,681
#*	Genmab AS (GMAB US), Sponsored ADR	1,009	32,924
	Jyske Bank AS	5,425	789,481
	Novo Nordisk AS (NOVOB DC), Class B	923,030	54,808,803
#	Novonesis Novozymes B, Class B	185,827	11,386,280
*Ω	Orsted AS	219,370	4,934,785
	Pandora AS	52,300	4,233,352
	Rockwool AS ROCKB DC, Class B	9,671	326,589
	Tryg AS	201,083	4,886,922
	Vestas Wind Systems AS	340,371	10,317,116
TOTAL DENMARK			146,587,006
FINLAND — (1.0%)
	Fortum OYJ	211,567	4,997,707
	Kone OYJ, Class B	109,489	7,868,413
	Metso OYJ	96,880	1,894,075
	Neste OYJ	46,136	1,178,541
#	Nokia OYJ (NOK US), Sponsored ADR	224,074	1,440,796
	Nokia OYJ (NOKIA FH)	1,564,193	10,074,824
		Shares	Value»
FINLAND — (Continued)
	Nokia OYJ (NOKIA FP)	268,823	$1,728,353
	Nordea Bank Abp (NDA FH)	745,907	14,411,216
	Nordea Bank Abp (NDA SS)	598,154	11,541,373
	Sampo OYJ, Class A	820,603	9,151,613
	UPM-Kymmene OYJ	175,918	4,853,248
	Wartsila OYJ Abp	283,201	11,480,971
TOTAL FINLAND			80,621,130
FRANCE — (8.1%)
	Accor SA	32,500	1,767,386
	Aeroports de Paris SA	14,111	1,864,371
	Air Liquide SA	116,240	21,767,361
	Airbus SE	128,582	29,438,814
*	Alstom SA	55,504	1,772,153
Ω	Amundi SA	28,160	2,503,681
	AXA SA	402,621	18,359,148
	BioMerieux	19,678	2,285,137
	BNP Paribas SA	230,011	24,871,645
	Bollore SE	356,077	2,030,145
	Bouygues SA	126,311	6,827,588
	Bureau Veritas SA	168,692	5,430,588
	Capgemini SE	56,464	8,773,266
	Carrefour SA	57,895	948,272
	Cie de Saint-Gobain SA	190,238	18,777,529
	Cie Generale des Etablissements Michelin SCA	390,422	14,498,563
	Credit Agricole SA	260,750	5,646,912
	Danone SA	141,797	11,111,196
	Dassault Aviation SA	8,931	3,395,342
	Dassault Systemes SE	150,671	4,144,175
	Eiffage SA	17,020	2,524,190
	Engie SA	930,761	27,789,178
	EssilorLuxottica SA	55,442	16,948,389
	Eurofins Scientific SE	49,907	4,037,126
Ω	Euronext NV	37,614	5,267,981
	Getlink SE	88,747	1,756,693
	Hermes International SCA	9,337	22,464,801
	Ipsen SA	7,760	1,267,714
	Kering SA	24,514	7,652,723
	Legrand SA	100,536	16,051,358
	L'Oreal SA	48,037	22,070,072
	LVMH Moet Hennessy Louis Vuitton SE	85,031	54,879,371
	Orange SA (ORA FP)	1,251,477	23,264,977
	Pernod Ricard SA	58,318	5,214,599
	Publicis Groupe SA (PUB FP)	104,028	10,397,417
	Renault SA	26,332	993,753
	Safran SA	106,656	38,107,245
	Sanofi SA (SAN FP)	216,767	20,446,253

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Sartorius Stedim Biotech	5,431	$1,213,654
	Schneider Electric SE (0NWV LI)	935	267,416
	Schneider Electric SE (SU FP)	100,339	28,767,375
	Societe Generale SA	324,830	28,464,669
	Sodexo, Inc.	16,625	850,136
#	STMicroelectronics NV (STM FP)	178,896	5,051,671
	STMicroelectronics NV (STM US)	174,942	4,879,132
	Thales SA	22,965	7,030,175
	TotalEnergies SE	4,831	349,764
	TotalEnergies SE (TTE FP)	877,774	63,839,350
	Veolia Environnement SA (VEOEY US), ADR	34,172	641,067
	Veolia Environnement SA (VIE FP)	229,655	8,613,705
	Vinci SA	200,949	28,893,372
TOTAL FRANCE			646,208,598
GERMANY — (7.4%)
	adidas AG	69,786	12,373,304
	Allianz SE (ALIZY US), ADR	69,394	3,057,500
	Allianz SE (ALV GR)	73,809	32,499,698
*	Aumovio SE	6,061	290,832
	BASF SE	436,229	23,649,699
	Bayer AG	500,434	26,468,777
#	Bayerische Motoren Werke AG	130,059	13,393,512
#	Beiersdorf AG	18,394	2,194,024
	Commerzbank AG	395,488	16,256,408
	Continental AG	57,566	4,529,824
	Daimler Truck Holding AG	260,984	12,636,567
	Deutsche Bank AG (DB US)	490,604	19,241,489
	Deutsche Bank AG (DBK GR)	38,988	1,538,509
	Deutsche Boerse AG	76,165	19,286,896
	Deutsche Lufthansa AG	346,934	3,573,928
	Deutsche Post AG	429,180	24,003,381
	Deutsche Telekom AG (DTE GR)	1,452,446	48,741,551
Ω	DWS Group GmbH & Co. KGaA	6,062	443,824
	E.ON SE	1,178,430	24,994,305
	Fresenius Medical Care AG (FME GR)	97,884	4,406,637
	Fresenius SE & Co. KGaA	186,413	10,427,523
	GEA Group AG	7,510	536,986
		Shares	Value»
GERMANY — (Continued)
	Hannover Rueck SE	23,545	$6,657,338
#Ω	Hapag-Lloyd AG	11,070	1,590,331
	Heidelberg Materials AG	77,789	21,304,119
	Henkel AG & Co. KGaA	41,920	3,460,459
#	Hensoldt AG	4,708	467,705
#	HOCHTIEF AG	8,769	3,677,232
	Infineon Technologies AG (IFX GR)	471,920	23,068,624
	Knorr-Bremse AG	37,399	4,354,560
	Mercedes-Benz Group AG	190,332	13,008,090
	Merck KGaA	17,732	2,641,938
#	MTU Aero Engines AG	25,832	11,484,257
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,347	28,089,821
#	Nemetschek SE	4,226	369,244
	Rheinmetall AG	17,893	37,912,515
	RWE AG	241,954	15,365,012
	SAP SE (SAP GR)	129,747	25,919,346
	Siemens AG (SIE GR)	118,417	35,801,025
*	Siemens Energy AG	178,818	30,467,014
Ω	Siemens Healthineers AG	64,456	3,217,222
	Symrise AG	2,185	183,949
*	Talanx AG	39,645	5,000,450
	Volkswagen AG	12,177	1,477,896
	Vonovia SE	251,595	7,366,518
TOTAL GERMANY			587,429,839
HONG KONG — (1.6%)
	AIA Group Ltd.	3,249,000	37,485,251
	BOC Hong Kong Holdings Ltd.	1,008,000	5,308,116
Ω	Budweiser Brewing Co. APAC Ltd.	477,900	471,195
	Cathay Pacific Airways Ltd.	1,108,000	1,737,250
	CK Asset Holdings Ltd.	718,486	4,208,991
	CK Hutchison Holdings Ltd.	829,962	6,692,233
	CK Infrastructure Holdings Ltd.	200,500	1,646,757
	CLP Holdings Ltd.	556,900	5,264,113
	Galaxy Entertainment Group Ltd.	630,000	3,200,880
#	Henderson Land Development Co. Ltd.	572,571	2,277,468
	HK Electric Investments & HK Electric Investments Ltd.	903,500	772,388
	HKT Trust & HKT Ltd.	2,862,000	4,289,051

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong & China Gas Co. Ltd.	2,510,661	$2,364,663
	Hong Kong Exchanges & Clearing Ltd.	349,451	19,265,609
#	MTR Corp. Ltd.	356,814	1,577,767
	PCCW Ltd.	599,000	447,660
	Power Assets Holdings Ltd.	477,707	3,705,454
	PRADA SpA	178,500	912,559
	Sands China Ltd.	886,400	1,923,735
	Sino Land Co. Ltd.	1,739,584	2,617,915
	SITC International Holdings Co. Ltd.	595,000	2,221,833
	Sun Hung Kai Properties Ltd.	274,108	4,401,869
#	Swire Pacific Ltd. (19 HK), Class A	195,000	1,881,728
	Swire Pacific Ltd. (87 HK), Class B	262,500	426,180
	Swire Properties Ltd.	358,200	1,085,722
	Techtronic Industries Co. Ltd.	458,000	6,252,386
Ω	WH Group Ltd.	5,480,735	6,467,791
	Wharf Real Estate Investment Co. Ltd.	654,609	2,272,647
	Xinyi Glass Holdings Ltd.	225,367	294,490
TOTAL HONG KONG			131,473,701
IRELAND — (0.4%)
	AIB Group PLC	1,000,667	11,185,587
	Bank of Ireland Group PLC	643,649	13,077,308
	Kerry Group PLC (KYGA ID), Class A	34,643	3,079,483
	Kerry Group PLC (KYGA LN), Class A	18,318	1,646,474
	Kingspan Group PLC (KSP ID)	66,776	5,814,492
TOTAL IRELAND			34,803,344
ISRAEL — (1.3%)
*	Airport City Ltd.	27,194	505,884
#	Alony Hetz Properties & Investments Ltd.	64,244	847,714
	Amot Investments Ltd.	82,276	637,124
	Ashtrom Group Ltd.	20,618	455,839
#	Aura Investments Ltd.	29,267	206,376
	Azrieli Group Ltd.	9,244	1,239,668
	Bank Hapoalim BM	406,787	10,056,357
	Bank Leumi Le-Israel BM	544,991	13,101,218
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,042	768,297
		Shares	Value»
ISRAEL — (Continued)
	Bezeq The Israeli Telecommunication Corp. Ltd.	747,201	$1,918,950
	Big Shopping Centers Ltd.	4,234	1,018,421
*	Camtek Ltd.	6,120	914,707
	Cellcom Israel Ltd. (CEL IT)	12,725	151,101
	Clal Insurance Enterprises Holdings Ltd.	35,551	2,585,520
	Delek Group Ltd.	6,339	1,783,912
*	Doral Group Renewable Energy Resources Ltd.	16,487	230,639
	El Al Israel Airlines	37,233	210,560
	Elbit Systems Ltd. (ESLT IT)	1,836	1,298,600
	Elbit Systems Ltd. (ESLT US)	2	1,405
	Electra Ltd.	19,220	666,613
#	Energix-Renewable Energies Ltd.	93,195	592,358
*	Enlight Renewable Energy Ltd. (ENLT IT)	17,327	977,814
*	Enlight Renewable Energy Ltd. (ENLT US)	5,349	297,244
*	Equital Ltd.	467	21,857
*	Fattal Holdings 1998 Ltd.	4,067	836,650
	First International Bank of Israel Ltd.	30,269	2,569,893
	Formula Systems 1985 Ltd. (FORTY IT)	4,594	733,177
	Harel Insurance Investments & Financial Services Ltd.	76,379	3,503,383
	Hilan Ltd.	7,611	607,266
	ICL Group Ltd.	186,839	1,014,507
	Israel Canada TR Ltd.	17,546	99,008
	Israel Discount Bank Ltd., Class A	583,055	6,869,182
	Kenon Holdings Ltd.	8,559	610,377
	Matrix IT Ltd.	21,993	987,147
	Mega Or Holdings Ltd.	1,463	159,197
	Meitav Investment House Ltd.	8,806	342,923
	Melisron Ltd.	8,604	1,127,277
	Menora Mivtachim Holdings Ltd.	11,343	1,457,520
	Migdal Insurance & Financial Holdings Ltd.	235,484	1,263,518

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mivne Real Estate KD Ltd.	258,438	$1,204,353
	Mizrahi Tefahot Bank Ltd.	57,619	4,507,479
*	Nayax Ltd.	2,117	118,848
	Next Vision Stabilized Systems Ltd.	25,973	2,342,794
#*	Nice Ltd. (NICE US), Sponsored ADR	4,996	531,624
*	Nova Ltd. (NVMI IT)	4,380	2,138,076
	One Software Technologies Ltd.	17,883	514,078
*	OPC Energy Ltd.	43,681	1,188,269
	Partner Communications Co. Ltd.	98,082	1,191,814
	Paz Retail & Energy Ltd.	4,751	1,162,659
	Phoenix Financial Ltd.	125,395	6,086,380
	Shapir Engineering & Industry Ltd.	41,311	396,966
#*	Shikun & Binui Ltd.	128,304	748,042
	Shufersal Ltd.	101,896	1,315,991
	Strauss Group Ltd.	14,893	562,097
	Tel Aviv Stock Exchange Ltd.	46,918	1,802,606
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	64,613	2,192,213
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	271,359	9,247,915
*	Tower Semiconductor Ltd. (TSEM IT)	25,488	3,365,534
	YH Dimri Construction & Development Ltd.	2,938	373,019
TOTAL ISRAEL			103,659,960
ITALY — (2.6%)
	Banca Mediolanum SpA	106,595	2,500,527
	Banca Monte dei Paschi di Siena SpA	649,195	6,734,613
	Banco BPM SpA	655,081	9,819,214
	BPER Banca SpA	535,921	7,547,606
	Enel SpA	2,618,188	28,927,174
	Eni SpA (ENI IM)	645,973	13,203,111
	Ferrari NV (RACE IM)	34,283	11,435,084
#	Ferrari NV (RACE US)	65	21,656
	FinecoBank Banca Fineco SpA	277,025	7,343,997
	Generali	128,540	5,243,195
	Intesa Sanpaolo SpA	3,631,944	25,711,922
	Leonardo SpA	115,351	7,708,516
	Moncler SpA	88,254	5,142,002
		Shares	Value»
ITALY — (Continued)
Ω	Poste Italiane SpA	154,290	$4,063,714
	Prysmian SpA	75,797	8,977,643
	Recordati Industria Chimica e Farmaceutica SpA	26,859	1,479,913
	Snam SpA	560,200	3,850,078
	Stellantis NV (STLA UX)	26,989	266,381
	Stellantis NV (STLAM IM)	852,765	8,367,710
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	29,746	199,893
#*	Telecom Italia SpA (TIT IM)	162,163	110,001
*	Telecom Italia SpA (TITR IM)	345,244	274,132
	Tenaris SA (TEN IM)	115,521	2,566,061
#	Tenaris SA (TS US), ADR	13,804	611,517
	Terna - Rete Elettrica Nazionale	542,720	5,881,083
	UniCredit SpA	445,899	38,858,317
	Unipol Assicurazioni SpA	94,070	2,095,105
TOTAL ITALY			208,940,165
JAPAN — (21.1%)
	77 Bank Ltd.	14,373	789,358
#	ABC-Mart, Inc.	35,500	568,710
	Acom Co. Ltd.	211,300	698,987
	Advantest Corp.	232,400	38,435,817
	Aeon Co. Ltd.	510,033	6,976,026
	AGC, Inc.	105,400	3,889,205
	Air Water, Inc.	17,400	264,118
	Aisin Corp.	248,400	4,450,086
	Ajinomoto Co., Inc.	211,900	4,847,602
	ALSOK Co. Ltd.	219,600	1,701,222
	Amada Co. Ltd.	164,800	2,111,195
	ANA Holdings, Inc.	54,100	1,050,347
	Asahi Group Holdings Ltd.	591,000	6,187,091
	Asahi Intecc Co. Ltd.	80,100	1,335,280
	Asahi Kasei Corp.	656,912	6,372,708
	Asics Corp.	249,300	6,001,318
	Astellas Pharma, Inc.	788,975	10,974,552
	Azbil Corp.	177,500	1,553,428
	Bandai Namco Holdings, Inc.	189,400	4,914,686
	BayCurrent, Inc.	61,700	2,174,018
	BIPROGY, Inc.	39,900	1,325,053
	Bridgestone Corp.	421,826	9,497,099
	Brother Industries Ltd.	148,000	3,017,364
	Canon Marketing Japan, Inc.	28,600	1,247,778
#	Canon, Inc. (7751 JP)	287,200	8,742,046

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canon, Inc. (CAJ US), Sponsored ADR	17,855	$543,328
	Capcom Co. Ltd.	118,700	3,025,533
	Central Japan Railway Co.	182,765	5,098,790
	Chiba Bank Ltd.	198,137	2,682,520
	Chubu Electric Power Co., Inc.	231,799	3,367,716
	Chugai Pharmaceutical Co. Ltd.	183,900	10,504,494
	Coca-Cola Bottlers Japan Holdings, Inc.	24,800	553,206
	COMSYS Holdings Corp.	60,800	1,899,632
	Cosmo Energy Holdings Co. Ltd.	95,288	2,857,413
	Cosmos Pharmaceutical Corp.	15,800	707,781
	Credit Saison Co. Ltd.	112,400	3,034,584
	CyberAgent, Inc.	165,800	1,504,151
	Dai Nippon Printing Co. Ltd.	161,200	2,892,283
	Daifuku Co. Ltd.	103,284	3,705,126
	Dai-ichi Life Holdings, Inc.	1,198,600	10,540,659
	Daiichi Sankyo Co. Ltd.	300,838	5,511,236
	Daikin Industries Ltd.	88,600	10,616,972
	Daito Trust Construction Co. Ltd.	131,500	2,669,111
	Daiwa House Industry Co. Ltd.	228,500	7,785,924
	Daiwa Securities Group, Inc.	513,300	5,001,791
	Denso Corp.	455,700	6,322,729
	Dentsu Group, Inc.	81,182	1,575,867
	Dentsu Soken, Inc.	600	9,458
	Disco Corp.	28,200	12,020,267
	East Japan Railway Co.	223,200	5,603,266
#	Ebara Corp.	200,000	6,054,966
	Eisai Co. Ltd.	70,200	1,957,136
	Electric Power Development Co. Ltd.	26,300	558,565
	ENEOS Holdings, Inc.	1,399,470	11,828,198
	EXEO Group, Inc.	28,300	472,164
	FANUC Corp.	107,400	4,312,601
	Fast Retailing Co. Ltd.	52,500	20,030,473
	Food & Life Cos. Ltd.	49,400	2,698,720
	Fuji Electric Co. Ltd.	57,400	4,088,752
	Fuji Media Holdings, Inc.	23,019	579,647
	FUJIFILM Holdings Corp.	265,300	5,299,436
	Shares	Value»
JAPAN — (Continued)
Fujikura Ltd.	85,100	$10,695,957
Fujitsu Ltd.	400,540	11,129,317
Fukuoka Financial Group, Inc.	79,500	2,890,925
Furukawa Electric Co. Ltd.	23,100	2,012,217
GMO Payment Gateway, Inc.	19,502	1,126,356
Gunma Bank Ltd.	120,291	1,514,428
Hachijuni Nagano Bank Ltd.	190,571	2,380,874
Hakuhodo DY Holdings, Inc.	21,800	162,889
Hamamatsu Photonics KK	85,700	957,634
Hankyu Hanshin Holdings, Inc.	99,548	2,779,682
Haseko Corp.	160,500	3,289,666
Hikari Tsushin, Inc.	5,600	1,546,615
Hirose Electric Co. Ltd.	14,700	1,587,038
Hitachi Construction Machinery Co. Ltd.	64,600	2,112,355
Hitachi Ltd. (6501 JP)	1,333,175	46,261,317
Hokuhoku Financial Group, Inc.	19,684	676,516
Honda Motor Co. Ltd. (7267 JP)	1,101,107	11,074,419
Honda Motor Co. Ltd. (HMC US), Sponsored ADR	5,495	166,663
Horiba Ltd.	9,200	1,091,172
Hoshizaki Corp.	33,600	1,107,627
Hoya Corp.	107,200	17,983,424
Hulic Co. Ltd.	183,200	2,183,178
Ibiden Co. Ltd.	102,716	5,414,646
Idemitsu Kosan Co. Ltd.	502,795	4,266,346
IHI Corp.	369,600	8,551,134
Iida Group Holdings Co. Ltd.	73,650	1,216,381
INFRONEER Holdings, Inc.	20,900	313,032
Inpex Corp.	501,917	11,245,057
Internet Initiative Japan, Inc.	6,900	111,491
Isetan Mitsukoshi Holdings Ltd.	137,580	2,207,962
Isuzu Motors Ltd.	424,293	6,835,277
ITOCHU Corp.	1,220,000	15,619,138
Iyogin Holdings, Inc.	70,500	1,312,354
J Front Retailing Co. Ltd.	161,300	2,354,835
Japan Airlines Co. Ltd.	85,800	1,621,209
Japan Airport Terminal Co. Ltd.	5,900	184,749

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Exchange Group, Inc.	370,000	$4,037,520
	Japan Post Bank Co. Ltd.	199,800	3,549,927
	Japan Post Holdings Co. Ltd.	490,590	5,903,177
	Japan Post Insurance Co. Ltd.	65,500	2,028,670
	Japan Steel Works Ltd.	22,700	1,256,505
	Japan Tobacco, Inc.	216,600	7,828,284
	JFE Holdings, Inc.	310,596	4,181,609
	JTEKT Corp.	54,764	646,645
	Kajima Corp.	127,100	5,185,141
	Kakaku.com, Inc.	8,699	118,725
	Kamigumi Co. Ltd.	23,300	815,402
	Kandenko Co. Ltd.	43,000	1,548,102
	Kansai Electric Power Co., Inc.	326,500	5,209,284
	Kansai Paint Co. Ltd.	13,500	215,451
	Kao Corp.	157,300	6,292,388
	Kawasaki Heavy Industries Ltd.	73,100	6,102,109
#	Kawasaki Kisen Kaisha Ltd.	171,600	2,479,630
	KDDI Corp.	1,220,600	20,608,581
	Keikyu Corp.	17,195	168,998
	Keisei Electric Railway Co. Ltd.	152,373	1,204,068
	Kewpie Corp.	53,000	1,487,386
	Keyence Corp.	26,304	9,649,895
	Kikkoman Corp.	221,600	2,004,497
	Kinden Corp.	62,300	2,756,771
	Kintetsu Group Holdings Co. Ltd.	77,028	1,598,626
	Kirin Holdings Co. Ltd.	274,600	4,269,273
	Kobe Bussan Co. Ltd.	55,100	1,346,615
	Kobe Steel Ltd.	260,200	3,745,529
	Koei Tecmo Holdings Co. Ltd.	23,424	259,822
	Koito Manufacturing Co. Ltd.	98,500	1,542,038
	Kokusai Electric Corp.	19,500	809,568
	Komatsu Ltd.	298,500	11,425,144
	Konami Group Corp.	26,700	3,898,820
	Kraftia Corp.	12,732	663,995
	Kubota Corp. (6326 JP)	405,645	6,215,154
	Kuraray Co. Ltd.	33,900	365,968
	Kurita Water Industries Ltd.	50,400	2,520,997
	Kyocera Corp.	440,060	6,602,135
	Kyoto Financial Group, Inc.	111,152	2,685,244
	Kyowa Kirin Co. Ltd.	91,400	1,483,797
	Kyushu Electric Power Co., Inc.	186,400	2,074,987
		Shares	Value»
JAPAN — (Continued)
	Kyushu Financial Group, Inc.	33,300	$249,612
	Kyushu Railway Co.	65,500	1,667,990
	Lasertec Corp.	31,300	7,190,780
	Lion Corp.	14,600	156,511
	Lixil Corp.	57,040	654,347
	LY Corp.	747,800	1,914,682
	M3, Inc.	149,500	1,844,685
	Makita Corp. (6586 JP)	79,100	2,748,372
	Marubeni Corp.	258,000	8,552,222
	Marui Group Co. Ltd.	91,200	1,784,775
	Maruwa Co. Ltd.	2,100	645,660
	MatsukiyoCocokara & Co.	138,540	2,219,252
#	Mazda Motor Corp.	334,472	2,573,880
	McDonald's Holdings Co. Japan Ltd.	26,100	1,131,787
	Mebuki Financial Group, Inc.	513,249	3,872,051
	Medipal Holdings Corp.	89,050	1,613,974
	MEIJI Holdings Co. Ltd.	104,568	2,453,378
	Minebea Mitsumi, Inc.	165,900	3,390,487
	MISUMI Group, Inc.	121,200	2,003,471
	Mitsubishi Chemical Group Corp.	806,713	5,326,080
	Mitsubishi Corp.	675,300	17,940,242
	Mitsubishi Electric Corp.	419,700	13,120,616
	Mitsubishi Estate Co. Ltd.	242,653	6,184,233
	Mitsubishi Gas Chemical Co., Inc.	87,700	1,739,766
	Mitsubishi HC Capital, Inc.	613,970	5,358,079
	Mitsubishi Heavy Industries Ltd.	570,900	16,809,540
	Mitsubishi Logistics Corp.	25,800	220,382
	Mitsubishi Motors Corp.	429,799	1,056,585
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	1,749,472	31,683,557
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	527,597	9,523,126
	Mitsui & Co. Ltd. (8031 JP)	537,210	17,547,983
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	732	480,097
	Mitsui Chemicals, Inc.	221,200	3,231,969
	Mitsui E&S Co. Ltd.	17,900	795,459

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Fudosan Co. Ltd.	532,800	$6,109,565
	Mitsui Kinzoku Co. Ltd.	20,302	2,649,590
#	Mitsui OSK Lines Ltd.	117,900	3,695,568
	Mizuho Financial Group, Inc. (8411 JP)	501,612	21,778,943
	Modec, Inc.	6,000	585,105
	MonotaRO Co. Ltd.	90,187	1,216,528
	MS&AD Insurance Group Holdings, Inc.	421,385	10,735,862
	Murata Manufacturing Co. Ltd.	385,300	7,827,581
	NEC Corp.	297,870	10,097,686
	Nexon Co. Ltd.	106,800	2,555,104
	NGK Insulators Ltd.	134,012	3,210,656
	NH Foods Ltd.	49,000	2,224,676
	NHK Spring Co. Ltd.	47,300	859,616
	NIDEC Corp. (6594 JP)	207,844	2,973,159
	Nifco, Inc.	6,700	208,598
	Nikon Corp.	137,200	1,726,891
	Nintendo Co. Ltd.	79,100	4,898,308
	Nippon Electric Glass Co. Ltd.	900	39,141
	Nippon Express Holdings, Inc.	162,000	3,679,769
	Nippon Paint Holdings Co. Ltd.	324,200	2,152,694
	Nippon Sanso Holdings Corp.	83,000	2,518,480
	Nippon Steel Corp.	1,415,310	5,897,671
	Nippon Television Holdings, Inc.	9,700	233,128
	Nippon Yusen KK	142,800	4,693,102
	Nissan Chemical Corp.	58,167	2,004,987
*	Nissan Motor Co. Ltd.	915,900	2,232,382
	Nisshin Seifun Group, Inc.	81,370	1,033,296
#	Nissin Foods Holdings Co. Ltd.	73,100	1,483,251
	Niterra Co. Ltd.	94,800	4,144,831
	Nitori Holdings Co. Ltd.	157,625	2,694,437
	Nitto Denko Corp.	342,200	7,604,824
	NOF Corp.	101,400	1,958,488
	Nomura Holdings, Inc. (8604 JP)	619,100	5,610,493
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	247,991	2,199,680
	Nomura Real Estate Holdings, Inc.	320,500	2,129,799
		Shares	Value»
JAPAN — (Continued)
	Nomura Research Institute Ltd.	134,834	$4,101,702
#	NS Solutions Corp.	33,800	892,975
	NSK Ltd.	63,500	441,614
	NTT, Inc.	7,319,800	7,355,515
	Obayashi Corp.	292,800	6,609,469
	OBIC Business Consultants Co. Ltd.	9,700	429,691
	Obic Co. Ltd.	92,500	2,570,940
	Odakyu Electric Railway Co. Ltd.	126,300	1,352,820
	Oji Holdings Corp.	472,500	2,798,838
	Olympus Corp.	510,400	6,096,475
	Omron Corp.	60,800	1,551,296
	Ono Pharmaceutical Co. Ltd.	141,252	2,104,421
	Open House Group Co. Ltd.	48,000	2,824,404
	Oracle Corp. Japan	12,652	856,098
	Organo Corp.	8,100	855,290
	Oriental Land Co. Ltd.	202,700	3,548,548
	ORIX Corp. (8591 JP)	343,700	10,474,392
	Osaka Gas Co. Ltd.	131,100	4,921,842
	Otsuka Corp.	81,200	1,609,911
	Otsuka Holdings Co. Ltd.	124,900	7,477,560
	Pan Pacific International Holdings Corp.	702,960	4,161,902
	Panasonic Holdings Corp.	685,740	9,401,971
	Persol Holdings Co. Ltd.	1,105,565	1,936,307
*	Rakuten Bank Ltd.	34,300	1,641,536
*	Rakuten Group, Inc.	589,913	3,536,948
	Recruit Holdings Co. Ltd.	381,000	20,068,703
	Renesas Electronics Corp.	549,700	9,139,012
	Resona Holdings, Inc.	552,231	6,439,083
	Resonac Holdings Corp.	118,700	6,893,497
	Ricoh Co. Ltd.	270,100	2,390,021
	Rinnai Corp.	43,500	1,142,545
	Rohm Co. Ltd.	144,748	2,534,791
	Rohto Pharmaceutical Co. Ltd.	60,052	994,208
	Ryohin Keikaku Co. Ltd.	238,400	4,754,840
	Sankyo Co. Ltd.	133,100	2,082,021
	Sankyu, Inc.	9,182	547,021
	Sanrio Co. Ltd.	71,400	2,209,005
	Santen Pharmaceutical Co. Ltd.	148,192	1,667,105
	Sanwa Holdings Corp.	119,500	2,706,831
#	Sapporo Holdings Ltd.	110,500	1,179,699
	SBI Holdings, Inc.	224,900	5,085,891

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SCREEN Holdings Co. Ltd.	34,900	$4,444,620
	Secom Co. Ltd.	114,200	4,183,555
	Sega Sammy Holdings, Inc.	93,448	1,465,725
	Seibu Holdings, Inc.	109,000	2,888,084
	Seiko Epson Corp.	163,400	2,102,583
	Seino Holdings Co. Ltd.	8,000	124,539
	Sekisui Chemical Co. Ltd.	188,700	3,337,609
#	Sekisui House Ltd.	230,060	5,127,301
	Seven & i Holdings Co. Ltd.	890,228	12,748,596
#	SG Holdings Co. Ltd.	170,100	1,637,517
	Shimadzu Corp.	84,000	2,276,577
	Shimamura Co. Ltd.	23,708	1,589,029
	Shimano, Inc.	21,000	2,393,737
	Shimizu Corp.	233,200	4,141,379
	Shin-Etsu Chemical Co. Ltd.	569,800	18,737,622
	Shionogi & Co. Ltd.	256,200	5,274,948
	Shiseido Co. Ltd.	138,591	2,367,095
	Shizuoka Financial Group, Inc.	202,870	3,314,082
	SKY Perfect JSAT Holdings, Inc.	16,900	244,287
	Skylark Holdings Co. Ltd.	139,100	2,834,341
	SMC Corp.	13,600	5,287,289
#	Socionext, Inc.	17,202	230,184
	SoftBank Corp.	8,776,400	11,929,400
	SoftBank Group Corp.	1,541,904	42,105,370
	Sojitz Corp.	107,299	3,912,690
	Sompo Holdings, Inc.	247,182	8,523,950
*	Sony Financial Group, Inc. 8729 JP	2,236,400	2,250,927
	Sony Group Corp. (6758 JP)	2,236,400	49,307,939
	Square Enix Holdings Co. Ltd.	72,900	1,259,820
	Stanley Electric Co. Ltd.	21,000	413,704
	Subaru Corp.	332,586	7,140,009
	Sugi Holdings Co. Ltd.	63,300	1,454,902
	SUMCO Corp.	110,500	1,153,621
	Sumitomo Chemical Co. Ltd.	675,649	2,055,408
	Sumitomo Corp.	240,000	9,746,182
	Sumitomo Electric Industries Ltd.	285,800	12,512,185
	Sumitomo Forestry Co. Ltd.	291,000	3,155,113
	Sumitomo Heavy Industries Ltd.	27,110	844,060
	Sumitomo Metal Mining Co. Ltd.	110,236	6,229,257
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	881,620	$31,024,602
	Sumitomo Mitsui Trust Group, Inc.	195,080	6,515,445
#*	Sumitomo Pharma Co. Ltd.	8,900	132,441
	Sumitomo Realty & Development Co. Ltd.	212,200	5,909,129
	Sumitomo Rubber Industries Ltd.	87,012	1,402,299
	Sundrug Co. Ltd.	28,600	761,563
	Suntory Beverage & Food Ltd.	71,700	2,271,387
	Suzuken Co. Ltd.	10,200	411,158
	Suzuki Motor Corp.	601,200	8,197,403
	Sysmex Corp.	212,964	2,015,122
	T&D Holdings, Inc.	172,600	4,263,044
	Taiheiyo Cement Corp.	7,501	206,123
	Taisei Corp.	61,700	6,154,458
	Takasago Thermal Engineering Co. Ltd.	20,000	578,215
	Takashimaya Co. Ltd.	60,800	759,968
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	468,997	15,964,519
	TBS Holdings, Inc.	17,600	682,404
	TDK Corp. (6762 JP)	673,510	8,690,453
	Terumo Corp.	286,200	3,743,854
	THK Co. Ltd.	35,500	1,060,644
	TIS, Inc.	90,799	2,642,115
	Tobu Railway Co. Ltd.	22,999	406,034
	Toei Animation Co. Ltd.	18,500	307,521
	Toei Co. Ltd.	9,200	334,900
	Toho Co. Ltd. (9602 JP)	29,400	1,498,809
	Toho Gas Co. Ltd.	200	6,625
	Tohoku Electric Power Co., Inc.	206,000	1,485,852
	Tokio Marine Holdings, Inc. (8766 JP)	664,643	24,772,929
	Tokyo Century Corp.	122,900	1,712,078
*	Tokyo Electric Power Co. Holdings, Inc.	642,472	2,413,323
	Tokyo Electron Ltd.	131,100	34,932,754
	Tokyo Gas Co. Ltd.	126,400	5,607,815
	Tokyo Ohka Kogyo Co. Ltd.	47,200	2,227,914
	Tokyo Tatemono Co. Ltd.	122,419	2,880,791
	Tokyu Corp.	193,118	2,180,286
	Tokyu Fudosan Holdings Corp.	454,800	4,211,226

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOPPAN Holdings, Inc.	100,000	$3,088,975
	Toray Industries, Inc.	571,293	4,213,976
	Tosoh Corp.	133,800	2,183,697
	TOTO Ltd.	56,500	1,775,733
	Toyo Seikan Group Holdings Ltd.	70,500	1,768,834
	Toyo Suisan Kaisha Ltd.	26,600	1,899,147
	Toyo Tire Corp.	39,912	1,075,617
	Toyoda Gosei Co. Ltd.	4,800	130,406
	Toyota Boshoku Corp.	2,619	43,978
	Toyota Industries Corp.	16,500	2,111,274
	Toyota Motor Corp. (7203 JP)	2,968,515	67,282,838
#	Toyota Motor Corp. (TM US), Sponsored ADR	15,100	3,425,586
	Toyota Tsusho Corp.	247,980	9,031,239
*	Trend Micro, Inc. (4704 JP)	51,100	2,004,547
	Tsuruha Holdings, Inc.	147,178	2,345,247
	Unicharm Corp.	411,497	2,499,101
	USS Co. Ltd.	181,300	2,003,243
*	Visional, Inc.	1,800	99,198
	West Japan Railway Co.	161,700	3,304,249
	Workman Co. Ltd.	1,100	45,255
	Yakult Honsha Co. Ltd.	83,100	1,342,869
	Yamada Holdings Co. Ltd.	49,900	174,937
	Yamaguchi Financial Group, Inc.	36,900	587,777
	Yamaha Corp.	129,000	937,632
	Yamaha Motor Co. Ltd.	567,900	4,288,610
	Yamato Holdings Co. Ltd.	95,800	1,252,558
	Yamato Kogyo Co. Ltd.	21,200	1,528,351
	Yamazaki Baking Co. Ltd.	54,200	1,148,361
	Yaskawa Electric Corp.	90,300	2,882,310
	Yokogawa Electric Corp.	76,200	2,540,421
	Yokohama Financial Group, Inc.	460,464	4,193,781
	Yokohama Rubber Co. Ltd.	91,300	3,603,638
	Zensho Holdings Co. Ltd.	34,600	1,875,213
	ZOZO, Inc.	157,900	1,304,168
TOTAL JAPAN			1,679,649,408
		Shares	Value»
NETHERLANDS — (4.2%)
Ω	ABN AMRO Bank NV	210,945	$7,771,898
*Ω	Adyen NV	7,776	11,530,593
	Aegon Ltd. (AEG US)	109,371	852,000
	Aegon Ltd. (AGN NA)	146,600	1,151,466
	Akzo Nobel NV	8,086	566,475
#	ArcelorMittal SA (MT US)	191,470	10,333,669
	ASM International NV	19,135	16,070,208
	ASML Holding NV (ASML NA)	30,871	44,265,721
	ASML Holding NV (ASML US)	67,386	95,890,278
	ASR Nederland NV	106,539	7,737,996
	BE Semiconductor Industries NV	18,281	3,558,274
	Coca-Cola Europacific Partners PLC	102,049	9,331,730
	HAL Trust	5,715	1,054,864
	Heineken NV	121,147	10,000,635
	ING Groep NV (INGA NA)	811,477	23,931,184
	JDE Peet's NV	19,661	740,180
	Koninklijke Ahold Delhaize NV (AD NA)	477,963	18,688,421
	Koninklijke KPN NV	2,155,437	10,556,279
#	Koninklijke Philips NV (PHG US)	175,457	5,035,616
	Koninklijke Philips NV (PHIA NA)	142,434	4,090,108
*	Magnum Ice Cream Co. NV	17,825	316,471
#*	Magnum Ice Cream Co. NV MICC US	4	71
	NN Group NV	162,562	12,885,834
	Prosus NV (PRX NA)	247,466	14,229,603
	Universal Music Group NV	405,450	9,940,636
	Wolters Kluwer NV	112,269	10,542,394
TOTAL NETHERLANDS			331,072,604
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	250,340	1,487,691
	Auckland International Airport Ltd.	344,065	1,714,477
#	Chorus Ltd. (CNU NZ)	357,248	2,042,807
	Contact Energy Ltd.	342,545	1,930,528
	EBOS Group Ltd.	70,263	1,088,491
	Fisher & Paykel Healthcare Corp. Ltd.	139,336	3,255,075
*	Fletcher Building Ltd. (FBU NZ)	494,859	1,112,532
	Fonterra Co-Operative Group Ltd.	22,286	109,904
	Infratil Ltd.	203,200	1,351,738
	Mainfreight Ltd.	32,883	1,331,094

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Mercury NZ Ltd.	205,892	$785,480
	Meridian Energy Ltd.	301,810	1,023,856
#	Port of Tauranga Ltd.	117,196	565,972
	Spark New Zealand Ltd.	688,509	937,176
	Summerset Group Holdings Ltd.	22,630	157,381
	Vector Ltd.	65,942	191,462
TOTAL NEW ZEALAND			19,085,664
NORWAY — (0.7%)
	Aker ASA, Class A	6,538	602,191
	Aker BP ASA	139,159	4,096,546
	Austevoll Seafood ASA	38,022	365,508
#*Ω	AutoStore Holdings Ltd.	67,198	77,895
	Bakkafrost P	10,429	503,793
	Borregaard ASA	38,026	765,250
#Ω	BW LPG Ltd. BWLPG NO	74,997	1,187,251
#*	Cadeler AS (CDLR US), ADR	5,232	125,045
	DNB Bank ASA	220,050	6,309,568
	DOF Group ASA	5,569	65,180
Ω	Entra ASA	18,738	219,453
	Equinor ASA	343,106	9,222,178
	Frontline PLC	61,270	1,744,054
	Gjensidige Forsikring ASA	34,673	986,882
#	Golar LNG Ltd.	6,906	280,314
	Hafnia Ltd.	151,063	925,992
	Kongsberg Gruppen ASA	88,595	3,043,334
#	Leroy Seafood Group ASA	99,660	491,109
	Mowi ASA	83,404	1,922,638
*	Nordic Semiconductor ASA	15,453	207,525
	Norsk Hydro ASA	430,562	3,822,477
	Odfjell Drilling Ltd.	4,203	41,834
#	Orkla ASA	93,852	1,116,685
	Protector Forsikring ASA	21,986	1,191,004
#	Salmar ASA	10,440	621,916
	SpareBank 1 Sor-Norge ASA	79,319	1,599,012
	Stolt-Nielsen Ltd.	7,829	245,590
#	Storebrand ASA	257,410	4,504,638
	Subsea 7 SA	98,067	2,506,797
	Telenor ASA	127,673	2,151,625
#	TOMRA Systems ASA	48,940	649,247
	Var Energi ASA	189,869	694,243
	Veidekke ASA	77,541	1,428,970
	Vend Marketplaces ASA, Class B	29,391	813,738
		Shares	Value»
NORWAY — (Continued)
	Wallenius Wilhelmsen ASA	75,368	$875,678
	Wilh Wilhelmsen Holding ASA, Class A	4,508	320,957
#	Yara International ASA	44,713	2,055,132
TOTAL NORWAY			57,781,249
PORTUGAL — (0.2%)
	Banco Comercial Portugues SA, Class R	3,972,593	4,299,942
	EDP Renovaveis SA	89,973	1,366,814
	EDP SA (EDP PL)	1,332,631	6,814,334
	Galp Energia SGPS SA	35,460	705,570
	Jeronimo Martins SGPS SA	117,292	2,765,869
TOTAL PORTUGAL			15,952,529
SINGAPORE — (1.2%)
	CapitaLand Investment Ltd.	922,150	2,232,643
	DBS Group Holdings Ltd.	567,148	26,362,374
	Genting Singapore Ltd.	2,396,700	1,383,727
	Hongkong Land Holdings Ltd.	443,000	3,758,798
	Jardine Cycle & Carriage Ltd.	75,310	1,878,397
	Keppel Ltd.	497,900	4,283,346
	Oversea-Chinese Banking Corp. Ltd.	863,257	14,407,362
#	Seatrium Ltd.	509,148	844,367
#	Sembcorp Industries Ltd.	511,720	2,424,774
	Singapore Airlines Ltd.	825,900	4,122,905
	Singapore Exchange Ltd.	336,000	4,655,651
	Singapore Technologies Engineering Ltd.	564,800	4,341,949
	Singapore Telecommunications Ltd.	883,450	3,188,097
	United Overseas Bank Ltd.	377,865	11,388,525
	UOL Group Ltd.	24,866	212,370
	Wilmar International Ltd.	903,900	2,413,450
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	3,950,498
TOTAL SINGAPORE			91,849,233

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SPAIN — (3.2%)
	ACS Actividades de Construccion y Servicios SA	109,237	$12,255,973
Ω	Aena SME SA	252,570	7,844,205
	Amadeus IT Group SA	160,860	10,785,122
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	1,401,013	35,562,818
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	625,839	15,908,827
	Banco de Sabadell SA	2,511,975	9,853,932
	Banco Santander SA (SAN SM)	4,087,130	52,184,730
	Bankinter SA	218,196	3,724,600
	CaixaBank SA	1,480,865	19,547,668
#Ω	Cellnex Telecom SA	130,992	4,051,601
	Endesa SA	108,730	4,013,738
	Ferrovial SE	176,096	11,894,411
	Iberdrola SA	14,403	323,099
	Iberdrola SA IBE SM	1,051,463	23,639,775
	Industria de Diseno Textil SA	311,793	20,288,400
	Mapfre SA	225,194	1,030,428
	Naturgy Energy Group SA	80,509	2,528,060
	Repsol SA (REP SM)	482,574	9,507,240
#	Telefonica SA (TEF SM)	2,057,219	8,328,231
	Telefonica SA (TEF US), Sponsored ADR	68,959	275,836
TOTAL SPAIN			253,548,694
SWEDEN — (2.9%)
#	AAK AB	54,219	1,517,153
	AddTech AB, Class B	88,057	2,859,121
	Alfa Laval AB	60,529	3,505,976
*	Asmodee Group AB, Class B	31,702	380,395
	Assa Abloy AB, Class B	199,102	8,050,477
	Atlas Copco AB (ATCOA SS), Class A	671,935	13,856,768
	Atlas Copco AB (ATCOB SS), Class B	393,715	7,082,013
#	Atrium Ljungberg AB, Class B	49,796	188,603
	Avanza Bank Holding AB	75,308	2,934,181
#	Axfood AB	43,385	1,486,429
	Beijer Ref AB	86,928	1,237,409
	Betsson AB, Class B	71,222	836,259
	Billerud Aktiebolag	16,113	130,291
		Shares	Value»
SWEDEN — (Continued)
*Ω	BioArctic AB	5,071	$182,106
*	Boliden AB	129,213	9,048,359
	Bure Equity AB	18,421	454,840
*	Camurus AB	12,768	958,455
#	Castellum AB	127,644	1,577,967
	Catena AB	13,056	677,732
*	Coffee Stain Group AB, Class B	7,157	14,897
	Elekta AB, Class B	54,614	351,070
#*	Embracer Group AB	7,157	39,203
	Epiroc AB (EPIA SS), Class A	177,442	4,974,262
	Epiroc AB (EPIB SS), Class B	99,521	2,481,764
#	EQT AB	29,688	1,126,829
	Essity AB (ESSITYA SS), Class A	8,605	253,748
	Essity AB (ESSITYB SS), Class B	162,715	4,817,771
#Ω	Evolution AB	41,375	2,687,766
#	Fabege AB	92,014	849,920
#*	Fastighets AB Balder, Class B	219,988	1,659,282
	Getinge AB, Class B	79,031	1,731,752
#	H & M Hennes & Mauritz AB, Class B	167,436	3,352,929
	Hexagon AB, Class B	359,770	4,056,420
	Hexpol AB	104,843	858,107
*	HMS Networks AB	3,483	157,010
#	Holmen AB (HOLMB SS), Class B	30,769	1,153,312
	Hufvudstaden AB, Class A	9,910	136,939
	Husqvarna AB (HUSQA SS), Class A	12,600	64,346
	Husqvarna AB (HUSQB SS), Class B	124,799	637,546
	Indutrade AB	83,885	1,969,241
	Lagercrantz Group AB, Class B	111,522	2,443,514
#	Lifco AB, Class B	50,995	1,752,289
	Loomis AB	41,777	1,733,588
	Medicover AB, Class B	35,267	802,565
Ω	Munters Group AB	59,686	1,178,420
	Mycronic AB	85,274	1,962,846
#	Nibe Industrier AB, Class B	370,438	1,419,065
#	Nordnet AB publ	63,240	2,046,009
	Pandox AB	52,404	1,130,682
	Peab AB, Class B	70,050	700,129
#	Saab AB, Class B	46,916	3,660,522
#	Sagax AB (SAGAB SS), Class B	72,944	1,608,499
	Sandvik AB	245,661	9,700,255
	Sectra AB, Class B	54,337	1,343,450

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Securitas AB, Class B	225,286	$3,725,531
*Ω	Sinch AB	273,743	820,247
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	442,167	9,504,124
	Skanska AB, Class B	148,452	4,508,812
	SKF AB (SKFA SS), Class A	5,065	134,105
#	SKF AB (SKFB SS), Class B	161,381	4,219,580
	SSAB AB (SSABA SS), Class A	135,094	1,116,924
	SSAB AB (SSABB SS), Class B	307,719	2,531,406
	Svenska Cellulosa AB SCA (SCAA SS), Class A	8,605	107,386
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	204,523	2,560,815
#	Svenska Handelsbanken AB (SHBA SS), Class A	292,444	4,610,395
#	Svenska Handelsbanken AB (SHBB SS), Class B	3,612	94,669
	Sweco AB, Class B	73,964	1,225,370
	Swedbank AB, Class A	244,840	9,519,443
*	Swedish Orphan Biovitrum AB	55,915	2,123,392
	Tele2 AB, Class B	288,823	5,313,917
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	17,870	194,238
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	1,161,673	12,581,108
	Telia Co. AB	1,256,555	5,740,520
Ω	Thule Group AB	34,101	816,981
	Trelleborg AB, Class B	96,235	3,894,267
	Volvo AB (VOLVA SS), Class A	82,123	2,983,789
	Volvo AB (VOLVB SS), Class B	667,761	24,264,696
*	Volvo Car AB, Class B	344,095	1,148,283
	Wallenstam AB, Class B	162,936	742,022
	Wihlborgs Fastigheter AB	108,561	1,121,660
TOTAL SWEDEN			227,424,161
SWITZERLAND — (7.9%)
	ABB Ltd.	231,272	19,912,062
	Alcon AG ALC SW	19,411	1,571,138
#	Alcon AG ALC US	172,799	13,993,279
		Shares	Value»
SWITZERLAND — (Continued)
*	Amrize Ltd.	199,001	$10,525,995
	Belimo Holding AG	1,068	1,168,154
	BKW AG	3,719	703,119
	Chocoladefabriken Lindt & Spruengli AG	35	5,173,410
	Cie Financiere Richemont SA, Class A	144,014	27,954,491
	DSM-Firmenich AG	13,125	1,034,953
	EMS-Chemie Holding AG	2,147	1,669,224
	Galderma Group AG	31,742	5,916,675
#	Geberit AG	15,624	11,930,333
	Givaudan SA	2,266	8,759,195
#	Helvetia Baloise Holding AG	10,524	2,669,104
	Holcim AG (HOLN SW)	223,211	23,006,098
	Julius Baer Group Ltd.	95,062	7,940,556
	Kuehne & Nagel International AG	17,809	4,123,891
#	Logitech International SA (LOGI US)	18,042	1,548,725
	Logitech International SA (LOGN SW)	13,924	1,199,582
	Lonza Group AG	24,189	16,435,217
	Nestle SA	800,448	76,383,962
	Novartis AG (NOVN SW)	340,245	50,482,073
#	Novartis AG (NVS US), Sponsored ADR	289,165	42,993,052
	Partners Group Holding AG	8,371	11,414,226
	Roche Holding AG (RO SW), Class BR	10,773	4,978,432
	Roche Holding AG (ROG SW)	238,935	108,653,197
	Sandoz Group AG (SDZ SW)	192,877	15,280,839
	Sandoz Group AG (SDZNY US), ADR	39,056	3,096,328
	Schindler Holding AG	9,697	3,566,376
	SGS SA	73,924	8,897,452
	Sika AG	48,315	9,271,188
	Sonova Holding AG	11,788	3,226,178
#	Straumann Holding AG	37,735	4,538,378
#	Swiss Life Holding AG	11,762	12,897,651
	Swiss Prime Site AG	10,558	1,797,400
	Swiss Re AG	147,397	23,551,651
#	Swisscom AG	17,356	14,250,680
*	UBS Group AG (UBS US)	255,910	12,066,174
	UBS Group AG (UBSG SW)	411,734	19,481,350
Ω	VAT Group AG	4,181	2,703,712

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zurich Insurance Group AG	41,362	$29,425,827
TOTAL SWITZERLAND			626,191,327
UNITED KINGDOM — (12.4%)
	3i Group PLC	276,394	12,697,297
	Admiral Group PLC	117,642	4,427,334
Ω	Airtel Africa PLC	583,935	2,545,974
	Anglo American PLC	367,008	17,017,354
	Antofagasta PLC	113,988	5,648,279
	Ashtead Group PLC	199,905	12,869,824
	Associated British Foods PLC	142,156	3,715,147
	AstraZeneca PLC (AZN LN)	128,443	23,930,745
	AstraZeneca PLC (AZN US), Sponsored ADR	496,723	46,080,993
Ω	Autotrader Group PLC	266,764	1,966,447
	Aviva PLC	959,090	8,361,206
	BAE Systems PLC	672,735	18,262,696
	Barclays PLC (BARC LN)	1,697,316	11,328,003
	Barclays PLC (BCS US), Sponsored ADR	319,418	8,544,431
	Barratt Redrow PLC	61,358	326,715
	Beazley PLC	46,456	721,719
	BP PLC (BP LN)	2,286,869	14,500,022
	BP PLC (BP US), Sponsored ADR	748,671	28,359,639
	British American Tobacco PLC (BATS LN)	442,204	26,715,140
	British American Tobacco PLC (BTI US), Sponsored ADR	39,325	2,386,241
	BT Group PLC	4,308,353	11,324,593
	Bunzl PLC	94,984	2,663,642
*	Canal & SA	91,554	397,131
*	Carnival PLC (CCL LN)	32,769	973,340
*	Carnival PLC (CUK US), ADR	6,337	188,779
	Centrica PLC	2,668,294	6,986,957
	Coca-Cola HBC AG, Class DI	77,054	4,184,776
	Compass Group PLC	524,962	15,741,213
#	Diageo PLC (DEO US), Sponsored ADR	67,311	6,246,461
	Diageo PLC (DGE LN)	169,923	3,909,979
	Diploma PLC	56,315	4,102,640
	easyJet PLC	41,783	273,385
	Experian PLC	341,478	12,933,388
	Fresnillo PLC	115,106	5,668,575
		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	13,421	$3,130,960
	Glencore PLC	3,172,321	21,626,833
	GSK PLC (GSK LN)	727,744	18,820,673
#	GSK PLC (GSK US), Sponsored ADR	363,226	18,742,441
	Haleon PLC (HLN LN)	2,148,656	11,237,254
#	Haleon PLC (HLN US), ADR	201,265	2,107,245
	Halma PLC	94,722	4,600,513
	HSBC Holdings PLC (HSBA LN)	2,540,701	44,820,318
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	387,126	34,070,959
	ICG PLC	91,272	2,271,155
	IMI PLC	63,786	2,408,705
	Imperial Brands PLC	378,415	15,938,002
	Informa PLC	468,262	5,650,900
	InterContinental Hotels Group PLC	56,200	7,592,631
	InterContinental Hotels Group PLC (IHG US), ADR	1,227	168,448
	International Consolidated Airlines Group SA, Class DI	119,677	687,554
	Intertek Group PLC	72,170	4,427,460
	Investec PLC	30,816	255,903
	J Sainsbury PLC	923,337	4,045,797
	Kingfisher PLC	99,334	457,770
	Legal & General Group PLC	2,136,040	7,755,566
	Lloyds Banking Group PLC (LLOY LN)	16,927,339	25,275,972
	London Stock Exchange Group PLC	64,408	7,184,181
	M&G PLC	218,080	924,495
	Marks & Spencer Group PLC	1,232,960	6,183,542
	Melrose Industries PLC	538,213	4,627,521
	National Grid PLC (NG LN)	681,513	11,578,599
	National Grid PLC (NGG US), Sponsored ADR	99,650	8,497,155
	NatWest Group PLC (NWG LN)	2,249,764	20,506,107
	Next PLC	46,121	8,373,676
	Pearson PLC (PSON LN)	186,613	2,454,511
	Phoenix Group Holdings PLC	296,217	3,002,360
	Prudential PLC (PRU LN)	573,244	9,415,674

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Prudential PLC (PUK US), ADR	119,515	$3,942,800
	Reckitt Benckiser Group PLC	273,096	22,784,128
	RELX PLC (REL LN)	172,157	6,103,312
#	RELX PLC (RELX US), Sponsored ADR	106,664	3,818,573
	RELX PLC (REN NA)	200,352	7,156,065
	Rentokil Initial PLC RTO LN	720,911	4,474,561
	Rio Tinto PLC (RIO LN)	154,229	14,070,975
#	Rio Tinto PLC (RIO US), Sponsored ADR	232,618	21,175,217
	Rolls-Royce Holdings PLC	2,436,202	40,725,927
	Sage Group PLC	371,892	4,876,694
	Schroders PLC	287,510	1,780,760
	Severn Trent PLC	121,918	4,896,932
	Shell PLC (SHEL LN)	77,031	2,961,014
	Shell PLC (SHEL US), ADR	1,026,896	79,101,799
	Smith & Nephew PLC (SN LN)	206,252	3,515,207
#	Smith & Nephew PLC (SNN US), Sponsored ADR	42,791	1,460,885
	Smiths Group PLC	131,756	4,524,740
	SSE PLC	422,715	14,049,971
	St. James's Place PLC	292,295	6,104,675
	Standard Chartered PLC	707,796	18,109,974
	Tesco PLC	2,917,617	16,977,033
#	Unilever PLC UL US, ADR	228,447	15,616,637
	Unilever PLC ULVRL IX	79,224	5,389,560
	Unilever PLC UNA NA	220,680	15,023,024
	United Utilities Group PLC	302,661	5,183,233
	Vodafone Group PLC (VOD LN)	8,220,767	12,106,943
	Vodafone Group PLC (VOD US), Sponsored ADR	21,712	318,086
	Weir Group PLC	112,716	4,978,521
	Whitbread PLC	1,527	57,000
*	Wise PLC, Class A	150,256	1,937,962
TOTAL UNITED KINGDOM			988,063,153
		Shares	Value»
UNITED STATES — (0.1%)
#	International Paper Co.	106,683	$4,274,481
TOTAL COMMON STOCKS			7,669,968,776
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 4.951%	24,220	2,498,183
#Ω	Dr. Ing hc F Porsche AG, 5.627%	27,451	1,335,845
#	Henkel AG & Co. KGaA, 2.751%	69,345	6,092,090
	Porsche Automobil Holding SE, 5.285%	47,106	2,015,451
#	Sartorius AG, 0.314%	3,717	1,038,875
	Volkswagen AG, 6.202%	94,908	11,512,817
TOTAL GERMANY			24,493,261
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/06/2026	109,237	60,081
TOTAL RIGHTS/WARRANTS			60,081
TOTAL INVESTMENT SECURITIES (Cost $3,871,028,293)			7,694,522,118

			Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	23,696,822	274,101,139
TOTAL INVESTMENTS — (100.0%)
(Cost $4,145,129,432)^^			$7,968,623,257

Large Cap International Portfolio
CONTINUED
As of January 31, 2026, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	184	03/20/26	$63,871,227	$64,084,900	$213,673
Total Futures Contracts			$63,871,227	$64,084,900	$213,673
As of January 31, 2026, the value of Rule 144A securities amounted to $80,894,681 or 1.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$21,844,748	$449,864,074	—	$471,708,822
Austria	—	23,514,600	—	23,514,600
Belgium	1,210,320	77,463,833	—	78,674,153
Canada	854,986,568	6,468,387	—	861,454,955
Denmark	32,924	146,554,082	—	146,587,006
Finland	3,169,149	77,451,981	—	80,621,130
France	5,869,963	640,338,635	—	646,208,598
Germany	22,298,989	565,130,850	—	587,429,839
Hong Kong	—	131,473,701	—	131,473,701
Ireland	—	34,803,344	—	34,803,344
Israel	10,078,188	93,581,772	—	103,659,960
Italy	1,099,447	207,840,718	—	208,940,165
Japan	16,338,480	1,663,310,928	—	1,679,649,408
Netherlands	112,428,105	218,644,499	—	331,072,604
New Zealand	—	19,085,664	—	19,085,664
Norway	405,359	57,375,890	—	57,781,249
Portugal	—	15,952,529	—	15,952,529
Singapore	—	91,849,233	—	91,849,233
Spain	16,184,663	237,364,031	—	253,548,694
Sweden	14,897	227,409,264	—	227,424,161
Switzerland	73,911,511	552,279,816	—	626,191,327
United Kingdom	280,826,789	707,236,364	—	988,063,153
United States	—	4,274,481	—	4,274,481
Preferred Stocks
Germany	—	24,493,261	—	24,493,261
Rights/Warrants
Canada	—	—	—	—
Spain	—	60,081	—	60,081
Securities Lending Collateral	—	274,101,139	—	274,101,139
Total Investments in Securities	$1,420,700,100	$6,547,923,157	—	$7,968,623,257
Financial Instruments
Assets
Futures Contracts**	213,673	—	—	213,673
Total Financial Instruments	$213,673	—	—	$213,673
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRALIA — (5.7%)
*	29Metals Ltd.	613,035	$201,974
#	Accent Group Ltd.	962,090	617,879
	Acrow Ltd.	867,055	620,164
	Adairs Ltd.	642,385	780,017
*	Aeris Resources Ltd.	824,631	346,524
	AGL Energy Ltd.	1,214,317	7,639,992
#*	Ainsworth Game Technology Ltd.	387,271	279,335
#*	Alkane Resources Ltd.	1,727,632	1,845,157
	Alliance Aviation Services Ltd.	68,756	54,167
*	Alligator Energy Ltd.	579,760	19,323
	ALS Ltd.	1,199,746	20,457,428
#*	AMA Group Ltd.	892,368	465,321
	Amotiv Ltd.	400,204	2,334,781
	AMP Ltd.	10,239,860	11,987,966
*	Amplitude Energy Ltd.	1,186,535	2,577,550
#	Ampol Ltd.	596,680	11,987,715
	Ansell Ltd.	587,720	13,324,883
	ANZ Group Holdings Ltd.	2,215,622	56,366,166
	APA Group	1,473,362	9,070,738
#*	Appen Ltd.	538,087	689,211
*	Arafura Rare Earths Ltd. (ARU AU)	4,164,394	653,641
	ARB Corp. Ltd.	251,339	4,494,937
	Aristocrat Leisure Ltd.	632,117	23,482,968
#	ARN Media Ltd.	1,378,643	355,506
*	Articore Group Ltd.	321,992	78,327
	ASX Ltd.	120,810	4,808,766
	Atlas Arteria Ltd.	926,237	3,196,521
	AUB Group Ltd. AUB AU	273,001	5,730,399
	AUB Group Ltd. AUBXX AU	32,072	674,690
#*	Audinate Group Ltd.	5,096	15,320
#*	Aura Energy Ltd.	120,455	20,131
*	Aurelia Metals Ltd.	5,867,611	1,243,098
	Aurizon Holdings Ltd.	7,058,358	18,055,098
*	Ausgold Ltd.	119,326	91,543
	Aussie Broadband Ltd.	657,694	2,063,383
*	Austal Ltd.	1,838,923	8,868,090
	Austin Engineering Ltd.	36,772	6,509
#*	Australian Agricultural Co. Ltd.	1,258,308	1,193,935
	Australian Clinical Labs Ltd.	697,003	1,321,544
#	Australian Ethical Investment Ltd.	249,165	792,725
		Shares	Value»
AUSTRALIA — (Continued)
	Australian Finance Group Ltd.	845,583	$1,209,065
#*	Australian Strategic Materials Ltd.	436,024	506,312
#	Autosports Group Ltd.	10,383	27,520
*	Baby Bunting Group Ltd.	408,822	679,910
	Bank of Queensland Ltd.	1,802,373	8,488,930
*	Bannerman Energy Ltd.	50,249	157,620
#	Bapcor Ltd.	1,023,465	1,513,194
	Beach Energy Ltd.	6,672,077	5,718,920
#	Beacon Lighting Group Ltd.	7,314	12,687
	Beacon Minerals Ltd.	11,261	33,959
	Bega Cheese Ltd.	1,804,540	7,638,166
#	Bell Financial Group Ltd.	275,144	250,215
*	Bellevue Gold Ltd.	3,006,303	3,525,405
	Bendigo & Adelaide Bank Ltd.	1,538,815	11,717,767
#*	Betmakers Technology Group Ltd.	365,926	48,103
	BHP Group Ltd. (BHP AU)	3,147,083	108,392,946
#	BHP Group Ltd. (BHP LN), Class DI	338,292	11,674,331
#	BHP Group Ltd. (BHP US), Sponsored ADR	903,454	62,094,393
#	Bisalloy Steel Group Ltd.	5,274	20,623
#*	Black Cat Syndicate Ltd. (BC8 AU)	730,812	678,767
	BlueScope Steel Ltd.	1,150,500	24,012,147
#*	Boss Energy Ltd.	932,499	1,235,410
*	Botanix Pharmaceuticals Ltd.	126,944	9,710
	Brambles Ltd.	2,189,246	33,983,013
#	Bravura Solutions Ltd.	758,771	1,076,496
#	Breville Group Ltd.	326,418	7,273,539
*	Brightstar Resources Ltd.	52,484	23,025
	Capral Ltd.	30,386	259,516
*	Capricorn Metals Ltd.	1,539,431	14,418,946
	CAR Group Ltd.	150,186	2,873,796
*	Carnaby Resources Ltd.	52,182	17,298
#*	Carnarvon Energy Ltd.	4,054,552	275,117

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Cash Converters International Ltd.	756,255	$168,182
*	Catalyst Metals Ltd.	63,021	357,422
#*	Catapult Sports Ltd.	192,104	465,894
	Cedar Woods Properties Ltd.	294,835	1,661,927
*	Centrebet International Ltd.	22,005	0
#*	Cettire Ltd.	430,849	160,603
	Challenger Ltd.	2,094,111	13,338,316
#	Champion Iron Ltd.	1,415,753	5,718,117
#*	Chrysos Corp. Ltd.	13,677	75,259
#	Civmec Australia Ltd.	327,100	354,263
	Cleanaway Waste Management Ltd.	6,405,016	10,978,478
#	Clinuvel Pharmaceuticals Ltd.	95,678	730,653
#*	Coast Entertainment Holdings Ltd.	1,089,056	411,815
	Cochlear Ltd.	69,834	13,016,595
	Codan Ltd.	531,345	13,991,279
	Cogstate Ltd.	34,463	51,665
	Coles Group Ltd.	1,798,408	26,571,192
	Collins Foods Ltd.	579,761	4,302,329
*	Comet Ridge Ltd.	551,430	51,784
	Commonwealth Bank of Australia	660,983	68,425,516
	Computershare Ltd.	703,248	15,971,154
#*	Core Lithium Ltd.	603,447	96,644
Ω	Coronado Global Resources, Inc., CDI	102,026	28,725
#††	Corporate Travel Management Ltd.	252,724	2,120,612
	Credit Corp. Group Ltd.	228,736	2,246,778
	CSL Ltd.	162,883	20,524,860
	Dalrymple Bay Infrastructure Ltd.	284,046	960,872
	Data#3 Ltd.	806,304	5,461,546
#*	Deep Yellow Ltd.	2,512,336	4,906,037
	Deterra Royalties Ltd.	89,968	262,702
*	Develop Global Ltd.	120,981	434,649
	Dicker Data Ltd.	323,926	2,258,559
#	Domino's Pizza Enterprises Ltd.	81,810	1,295,872
	Downer EDI Ltd.	3,040,047	16,953,207
*	DUG Technology Ltd.	63,975	83,500
#	Duratec Ltd.	257,610	386,274
	Dyno Nobel Ltd.	5,785,190	14,089,771
#	Eagers Automotive Ltd.	677,249	12,572,203
#	Elders Ltd.	714,933	3,662,410
#*	Electro Optic Systems Holdings Ltd.	27,306	165,009
*	Emeco Holdings Ltd.	1,359,732	1,243,068
		Shares	Value»
AUSTRALIA — (Continued)
*	Emerald Resources NL	2,312,169	$10,870,575
#*	EML Payments Ltd.	949,864	541,628
#	Endeavour Group Ltd.	4,547,711	11,682,827
	Energy One Ltd.	1,988	23,015
	Enero Group Ltd.	92,378	40,034
#	EQT Holdings Ltd.	73,421	1,252,571
	ESG Minerals	4,225	471
#	Eureka Group Holdings Ltd. (EGH AU)	65,327	22,254
#	Euroz Hartleys Group Ltd.	129,142	111,530
	Evolution Mining Ltd.	6,892,809	66,193,212
	EVT Ltd.	366,210	3,170,639
#	Fenix Resources Ltd.	127,590	38,836
#	Fiducian Group Ltd.	9,015	67,551
#	Finbar Group Ltd.	5,532	3,182
*	Findi Ltd.	2,941	2,188
*	FireFly Metals Ltd.	34,783	47,707
	FleetPartners Group Ltd.	824,322	1,638,354
#	Fleetwood Ltd.	360,505	697,463
#	Flight Centre Travel Group Ltd.	426,145	4,779,333
*	Focus Minerals Ltd.	5,833	16,143
	Fortescue Ltd.	2,338,084	33,857,478
	G8 Education Ltd.	1,876,125	871,708
#	Generation Development Group Ltd.	35,498	132,039
#*	Genesis Minerals Ltd.	1,606,956	7,935,133
	GenusPlus Group Ltd.	13,453	69,820
	GR Engineering Services Ltd.	213,786	643,511
	GrainCorp Ltd., Class A	1,099,366	5,512,703
*	Grange Resources Ltd.	1,916,602	343,087
*	Great Boulder Resources Ltd.	153,601	10,324
#*	Greatland Resources Ltd.	70,049	575,412
	GWA Group Ltd.	741,627	1,372,047
	Hansen Technologies Ltd.	732,822	2,530,729
	Harvey Norman Holdings Ltd.	2,353,566	10,576,250
	Healius Ltd.	3,200,089	2,003,249
	Helia Group Ltd.	2,111,355	8,537,350
*	Hillgrove Resources Ltd.	1,179,722	44,643
*	Horizon Minerals Ltd.	26,259	24,555
	Horizon Oil Ltd.	237,477	37,060
	HUB24 Ltd.	147,504	10,335,026
#	Humm Group Ltd.	1,674,225	869,550

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	IDP Education Ltd.	216,089	$940,357
*	IGO Ltd.	1,193,235	6,820,806
	Iluka Resources Ltd.	1,774,593	6,503,677
	Imdex Ltd.	1,850,202	4,782,466
*	Immutep Ltd. (IMM AU)	728,061	200,414
#*	Immutep Ltd. (IMMP US), Sponsored ADR	5,613	15,323
#	Inghams Group Ltd.	989,594	1,720,014
*	Insignia Financial Ltd.	2,618,831	8,461,575
	Insurance Australia Group Ltd.	5,838,279	30,780,225
	Integral Diagnostics Ltd.	1,041,277	1,892,208
#*	ioneer Ltd.	1,836,389	190,735
#	IPD Group Ltd.	21,113	64,608
#	IPH Ltd.	813,995	2,112,158
	IRESS Ltd.	623,403	3,509,764
	IVE Group Ltd.	537,022	1,124,815
*	James Hardie Industries PLC	38,440	883,736
*	James Hardie Industries PLC (JHX AU), CDI	405,300	9,235,539
	JB Hi-Fi Ltd.	415,932	23,433,832
*	Judo Capital Holdings Ltd.	2,355,355	2,968,170
	Jupiter Mines Ltd.	2,845,286	539,007
#	Karoon Energy Ltd.	3,326,841	3,938,463
	Kelsian Group Ltd.	378,307	1,027,409
#	Kogan.com Ltd.	174,344	444,162
#	L1 Group Ltd.	1,693,231	1,442,548
	Lendlease Corp. Ltd.	1,674,628	5,604,164
#*	Lifestyle Communities Ltd.	258,113	990,738
#	Lindsay Australia Ltd.	323,167	149,806
	Lottery Corp. Ltd.	3,159,237	11,254,539
#*	Lotus Resources Ltd.	86,001	179,146
	Lovisa Holdings Ltd.	287,828	6,173,439
	Lycopodium Ltd.	97,952	1,069,867
*	Lynas Rare Earths Ltd.	1,363,403	13,724,183
	MA Financial Group Ltd.	234,988	1,693,731
#	Maas Group Holdings Ltd.	52,384	198,023
	Macmahon Holdings Ltd.	6,034,036	2,723,932
	Macquarie Group Ltd.	184,518	27,079,812
#*	Macquarie Technology Group Ltd.	32,796	1,594,806
#	Mader Group Ltd.	24,395	139,313
	Magellan Financial Group Ltd.	677,728	4,097,123
*	Mayne Pharma Group Ltd.	280,148	545,403
		Shares	Value»
AUSTRALIA — (Continued)
	McMillan Shakespeare Ltd.	240,168	$2,847,217
	Medibank Pvt Ltd.	3,885,523	12,467,336
*	Megaport Ltd.	509,445	4,068,175
#*	Mesoblast Ltd. (MSB AU)	1,277,874	2,241,512
*	Metals X Ltd.	4,145,206	3,700,013
	Metcash Ltd.	4,651,715	10,724,150
#*	Metro Mining Ltd.	446,446	20,654
#*	MGX Resources Ltd.	2,807,357	951,647
*	Michael Hill International Ltd. (MHJ NZ)	61,279	17,287
#*	Mineral Resources Ltd.	281,228	11,062,220
	Monadelphous Group Ltd.	350,353	7,538,282
#	Monash IVF Group Ltd.	910,066	445,001
	MotorCycle Holdings Ltd.	56,370	108,493
*	Myer Holdings Ltd.	6,616,529	1,997,055
	MyState Ltd.	715,343	2,229,653
#*	Nanosonics Ltd.	174,411	470,942
	National Australia Bank Ltd.	2,515,057	75,550,819
	Navigator Global Investments Ltd.	1,371,867	3,021,057
	Netwealth Group Ltd.	509,623	8,634,964
#*	Neuren Pharmaceuticals Ltd.	31,834	368,607
	New Hope Corp. Ltd.	2,348,334	7,363,656
#*	NEXTDC Ltd.	976,325	9,020,762
	nib holdings Ltd.	2,499,882	11,660,006
#	Nick Scali Ltd.	393,426	6,683,049
	Nickel Industries Ltd.	4,888,221	3,094,559
	Nine Entertainment Co. Holdings Ltd.	4,246,932	3,367,865
	Northern Star Resources Ltd.	2,959,078	54,397,616
	NRW Holdings Ltd.	2,713,669	9,791,523
*	Nufarm Ltd.	938,472	1,532,481
*	Nuix Ltd.	310,730	371,858
	Objective Corp. Ltd.	62,009	649,029
#*	OFX Group Ltd.	515,954	179,583
	OM Holdings Ltd.	418,603	85,373
#*	Omni Bridgeway Ltd.	900,025	966,718
	oOh!media Ltd.	1,980,063	1,716,495
*	Ora Banda Mining Ltd.	1,421,664	1,191,624
	Orica Ltd.	1,395,007	24,850,934
	Origin Energy Ltd.	2,632,725	21,591,799
	Orora Ltd.	3,161,494	4,489,335
#	Pacific Current Group Ltd.	236,569	1,627,938
#*	Paladin Energy Ltd.	472,907	4,387,791
*	Pantoro Gold Ltd.	698,021	2,315,705

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Peet Ltd.	948,209	$1,324,819
#*	Peninsula Energy Ltd.	59,113	37,366
#*	PeopleIN Ltd.	68,789	32,866
	Pepper Money Ltd.	91,705	124,727
	Perenti Ltd.	4,146,259	7,982,000
#	Perpetual Ltd.	300,050	3,757,312
	Perseus Mining Ltd.	6,318,689	24,336,390
#*	PEXA Group Ltd.	388,686	3,716,225
#	Pinnacle Investment Management Group Ltd.	41,401	485,523
*	PLS Group Ltd.	4,718,533	13,845,023
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#	Praemium Ltd.	807,558	423,967
#	Premier Investments Ltd.	301,058	2,788,515
	Pro Medicus Ltd.	129,219	16,519,779
#	Propel Funeral Partners Ltd.	128,050	438,775
#	PWR Holdings Ltd.	184,996	1,195,430
	Qantas Airways Ltd.	833,452	5,827,189
	QBE Insurance Group Ltd.	3,357,236	46,013,515
*	Qoria Ltd.	317,477	74,060
	Qube Holdings Ltd.	3,861,608	12,772,526
#	Ramelius Resources Ltd.	5,389,732	16,599,373
#	Ramsay Health Care Ltd.	413,110	10,421,026
	REA Group Ltd.	72,139	9,485,111
#*	ReadyTech Holdings Ltd.	19,841	34,855
	Redox Ltd.	6,946	15,271
#	Reece Ltd.	307,194	3,144,424
	Regis Healthcare Ltd.	600,786	2,816,818
	Regis Resources Ltd.	3,604,197	18,785,990
	Reliance Worldwide Corp. Ltd.	1,966,397	5,109,803
#	Resimac Group Ltd.	61,700	40,512
*	Resolute Mining Ltd.	10,327,676	9,251,750
#	Ridley Corp. Ltd.	1,542,660	2,677,909
#	Rio Tinto Ltd.	683,883	71,250,187
*	RPMGlobal Holdings Ltd.	589,917	2,042,813
*	Sandfire Resources Ltd.	2,243,286	30,439,220
	Santos Ltd.	7,062,781	34,443,404
*	Saturn Metals Ltd.	50,332	16,931
	SEEK Ltd.	490,594	7,125,619
*	Select Harvests Ltd.	706,852	2,179,473
	Servcorp Ltd.	224,065	1,204,079
	Service Stream Ltd.	2,922,631	4,632,101
	SGH Ltd.	498,897	15,988,687
#	Shaver Shop Group Ltd.	489,740	511,523
		Shares	Value»
AUSTRALIA — (Continued)
#	Sigma Healthcare Ltd.	7,513,131	$16,099,450
*	Silver Mines Ltd.	759,947	126,216
	Sims Ltd. (SGM AU)	769,286	10,770,903
	SmartGroup Corp. Ltd.	366,827	2,151,344
	Solvar Ltd.	545,839	707,106
	Sonic Healthcare Ltd.	604,819	9,672,154
	South32 Ltd. (S32 AU)	6,361,400	20,152,069
	South32 Ltd. (SOUHY US), ADR	402,590	6,308,585
	Southern Cross Electrical Engineering Ltd.	713,164	1,266,566
#	Southern Cross Media Group Ltd.	1,217,875	544,096
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	1,789,436	3,752,403
#*	St Barbara Ltd.	2,718,405	1,332,104
	Stanmore Resources Ltd.	1,417,238	2,966,740
	Steadfast Group Ltd.	2,066,208	7,482,754
*	Strickland Metals Ltd.	236,677	30,852
#*	Strike Energy Ltd.	1,284,331	98,167
	Suncorp Group Ltd.	1,777,325	20,922,552
*	Sunstone Metals Ltd.	788,772	9,787
	Super Retail Group Ltd.	1,047,902	10,693,061
*	Superloop Ltd.	1,475,923	2,351,736
#*	Syrah Resources Ltd.	2,918,117	469,989
	Tabcorp Holdings Ltd.	9,827,025	6,032,601
	Technology One Ltd.	1,011,227	17,654,804
#*	Telix Pharmaceuticals Ltd.	49,808	363,416
	Telstra Group Ltd. (TLGPY US), ADR	31,198	529,742
	Telstra Group Ltd. (TLS AU)	5,234,712	17,783,861
*	Temple & Webster Group Ltd.	50,076	416,498
	Ten Sixty Four Ltd.	1,871,019	143,317
	TPG Telecom Ltd.	1,107,472	2,987,477
	Transurban Group	1,336,306	12,925,782
#	Treasury Wine Estates Ltd.	1,521,502	5,669,705
*	Tuas Ltd.	834,234	4,126,059
#*	Tyro Payments Ltd.	1,232,151	813,364
#	Universal Store Holdings Ltd.	8,603	49,481
*	Vault Minerals Ltd.	4,742,239	18,147,470
	Ventia Services Group Pty. Ltd.	3,687,213	14,767,144
Ω	Viva Energy Group Ltd.	3,073,131	3,847,079
#*	Vulcan Energy Resources Ltd.	8,660	23,744

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Vulcan Steel Ltd.	5,032	$24,225
*	Vysarn Ltd.	7,706	4,300
	Washington H Soul Pattinson & Co. Ltd.	305,067	8,167,746
#*	WEB Travel Group Ltd.	759,562	2,430,574
#	Webjet Group Ltd.	910,694	508,339
	Wesfarmers Ltd.	867,784	50,059,471
*	West African Resources Ltd.	5,302,512	12,847,466
	Westgold Resources Ltd.	3,114,615	14,835,027
	Westpac Banking Corp.	2,426,921	65,209,168
	Whitehaven Coal Ltd.	3,494,842	21,352,255
#	WiseTech Global Ltd.	113,275	4,538,546
	Woodside Energy Group Ltd. (WDS AU)	1,292,958	22,829,105
	Woodside Energy Group Ltd. (WDS LN)	299,211	5,285,983
#	Woodside Energy Group Ltd. (WDS US), ADR	232,635	4,099,029
	Woolworths Group Ltd.	784,204	16,829,317
	Worley Ltd.	956,383	8,895,812
#*	Xero Ltd.	132,871	8,659,371
	XRF Scientific Ltd.	350,588	530,017
#	Yancoal Australia Ltd.	1,227,679	4,914,226
#*	Zip Co. Ltd.	1,032,376	1,904,582
TOTAL AUSTRALIA			2,360,775,638
AUSTRIA — (0.7%)
*	Addiko Bank AG	10,150	306,686
#	Agrana Beteiligungs AG	43,328	586,184
	ANDRITZ AG	335,732	29,049,001
*	AT&S Austria Technologie & Systemtechnik AG	93,142	4,187,335
Ω	BAWAG Group AG	273,588	44,506,153
	CA Immobilien Anlagen AG	63,292	1,888,620
*	CPI Europe AG	89,201	1,645,406
	DO & Co. AG	34,540	8,077,592
	Erste Group Bank AG	374,745	48,720,186
*	Eurotelesites AG	148,219	746,121
	EVN AG	167,785	5,653,459
*	FACC AG	23,141	309,772
	Frequentis AG	407	40,003
*	Immofinanz AG (IIA AV)	223,231	0
#*	Lenzing AG	42,234	1,275,048
		Shares	Value»
AUSTRIA — (Continued)
	Mayr Melnhof Karton AG	22,812	$2,585,428
#	Oberbank AG	5,628	515,016
#	Oesterreichische Post AG	105,181	4,101,953
	OMV AG	527,444	31,334,249
	Palfinger AG	39,238	1,686,058
*	POLYTEC Holding AG	39,703	194,178
	Porr AG	83,747	3,444,343
	Raiffeisen Bank International AG	367,971	18,547,746
	SBO AG	23,029	865,194
	Semperit AG Holding	19,703	293,346
	Strabag SE (STR AV), Class BR	44,404	4,598,109
	Telekom Austria AG	532,431	5,654,279
*	UBM Development AG	5,647	133,997
	UNIQA Insurance Group AG	349,665	6,481,725
	Verbund AG	50,462	3,702,674
	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,465	14,342,479
	voestalpine AG	334,814	15,898,804
	Wienerberger AG	327,897	10,838,477
	Zumtobel Group AG	80,823	342,729
TOTAL AUSTRIA			272,552,350
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	113,643	33,623,347
	Ageas SA	666,438	47,337,334
*	AGFA-Gevaert NV	454,866	269,258
	Anheuser-Busch InBev SA (ABI BB)	752,816	54,189,960
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	59,509	4,265,605
*	Argenx SE (ARGX BB)	8,301	6,980,897
*	Argenx SE (ARGX US), ADR	1,393	1,170,816
*	Atenor	11,318	36,449
	Azelis Group NV	181,217	1,794,511
	Barco NV	157,305	2,159,465
	Bekaert SA	174,233	8,547,327
*	bpost SA	219,638	566,767
	Cie d'Entreprises CFE	51,230	555,866
#,*	CMB Tech NV	308,691	4,065,411
	Colruyt Group NV	188,567	7,225,832
	Deceuninck NV	274,550	750,459
	Deme Group NV	44,003	8,771,545

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#	D'ieteren Group	58,966	$13,431,182
	Econocom Group SA NV	267,128	554,553
#	Elia Group SA	82,668	11,968,728
	EVS Broadcast Equipment SA	58,083	2,502,381
	Fagron	310,754	8,169,516
*	Galapagos NV (GLPG BB)	152,486	5,140,508
*	Galapagos NV (GLPG NA)	30,150	1,020,071
	Gimv NV	109,293	5,902,254
*	Hyloris Pharmaceuticals SA	739	6,981
*	Immobel SA	11,568	331,631
#	Ion Beam Applications	15,980	286,926
	Jensen-Group NV	9,952	743,160
	KBC Group NV	723,585	101,964,351
#	Kinepolis Group NV	52,332	1,657,462
#	Lotus Bakeries NV	1,423	16,776,666
	Melexis NV	69,179	5,229,778
*	Nyxoah SA	1,315	6,246
#*	Ontex Group NV	312,803	1,819,261
*	Onward Medical NV	10,058	51,345
*	Orange Belgium SA	143,087	3,263,487
	Proximus SADP	672,721	6,137,823
#	Recticel SA	168,419	2,037,942
	Sipef NV	19,890	1,982,011
#	Solvay SA	311,505	9,170,762
	Syensqo SA	217,214	18,281,543
#	Tessenderlo Group SA	75,890	2,461,621
	UCB SA	171,760	52,339,642
	Umicore SA	212,559	5,053,011
	Van de Velde NV	21,705	779,405
	VGP NV	41,118	5,042,481
	Viohalco SA	161,025	2,469,035
	What's Cooking BV	1,956	283,880
TOTAL BELGIUM			469,176,492
CANADA — (11.7%)
*	5N Plus, Inc.	295,915	5,233,087
#	Acadian Timber Corp.	39,164	463,358
*	ACT Energy Technologies Ltd.	11,543	49,082
	ADENTRA, Inc.	62,398	1,658,875
	ADF Group, Inc.	43,877	284,855
*	Advantage Energy Ltd.	1,099,233	8,888,154
	Aecon Group, Inc.	335,080	8,686,758
	AG Growth International, Inc.	40,153	856,935
	AGF Management Ltd., Class B	390,084	5,199,592
	Agnico Eagle Mines Ltd. (AEM CN)	161,088	30,621,678
		Shares	Value»
CANADA — (Continued)
#	Agnico Eagle Mines Ltd. (AEM US)	400,699	$76,333,167
#*	Aimia, Inc.	162,205	357,372
#*	Air Canada	532,418	7,370,528
#	AirBoss of America Corp.	73,983	253,193
	Alamos Gold, Inc. (AGI CN), Class A	766,589	28,408,257
	Alamos Gold, Inc. (AGI US), Class A	453,648	16,739,609
	Algoma Central Corp.	18,060	257,176
#	Algonquin Power & Utilities Corp. (AQN CN)	380,041	2,495,183
	Algonquin Power & Utilities Corp. (AQN US)	922,441	6,041,989
	Alimentation Couche-Tard, Inc.	723,830	37,657,340
*	Allied Gold Corp.	111,469	3,515,259
	AltaGas Ltd.	1,112,980	33,569,631
	Altius Minerals Corp.	83,801	2,652,534
	Altus Group Ltd.	74,702	2,534,596
	Amerigo Resources Ltd.	505,074	2,062,359
	Andrew Peller Ltd., Class A	111,069	426,608
	ARC Resources Ltd.	2,584,171	47,957,984
*	Aritzia, Inc.	370,573	29,209,856
	Atco Ltd., Class I	142,486	6,186,445
*	Athabasca Oil Corp.	2,212,381	12,981,988
	AtkinsRealis Group, Inc.	331,030	23,231,540
*	ATS Corp. (ATS CN)	176,730	5,022,914
#*	ATS Corp. (ATS US)	23,710	674,787
#*	Aurora Cannabis, Inc. (ACB CN)	1,289	5,217
#*	Aurora Cannabis, Inc. (ACB US)	13,112	53,234
*	AutoCanada, Inc.	161,032	3,294,791
*	Avino Silver & Gold Mines Ltd. (ASM CN)	19,541	174,795
	B2Gold Corp. (BTG US)	2,296,754	11,254,095
	B2Gold Corp. (BTO CN)	5,547,754	27,012,528
	Badger Infrastructure Solutions Ltd.	161,647	9,139,796
*	Ballard Power Systems, Inc. (BLDP CN)	59,765	140,014
#*	Ballard Power Systems, Inc. (BLDP US)	566,816	1,320,681
	Bank of Montreal (BMO US)	739,051	100,621,794

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Bank of Nova Scotia (BNS CN)	156,246	$11,681,298
	Bank of Nova Scotia (BNS US)	933,185	69,727,583
	Barrick Mining Corp.	412,954	18,909,164
	Barrick Mining Corp. (B US)	1,338,480	61,288,999
#*	Bausch & Lomb Corp.	14,194	237,040
*	Bausch Health Cos., Inc. (BHC US)	447,260	2,567,272
#	Baytex Energy Corp.	2,240,423	7,733,256
#	BCE, Inc. (BCE CN)	6,541	169,091
#	BCE, Inc. (BCE US)	211,317	5,464,658
	Birchcliff Energy Ltd.	983,748	5,288,463
#	Bird Construction, Inc.	215,673	4,777,070
#*	Bitfarms Ltd. BITF US	1,554,359	3,637,200
	Black Diamond Group Ltd.	278,213	3,371,288
#*	BlackBerry Ltd. BB US	892,959	3,187,864
	BMTC Group, Inc.	7,200	68,317
*	Bombardier, Inc. (BBD/A CN), Class A	5,684	976,797
#*	Bombardier, Inc. (BBD/B CN), Class B	162,877	27,824,198
#*	Bonterra Energy Corp.	75,053	273,942
#	Boralex, Inc., Class A	260,846	4,837,044
	Boyd Group, Inc.	69,599	11,407,049
	Brookfield Corp. (BN US)	394,816	17,983,892
#	Brookfield Infrastructure Corp. BIPC CN, Class A	175,457	8,391,138
#	Brookfield Infrastructure Corp. BIPC US, Class A	115,471	5,525,287
#	Brookfield Renewable Corp.	46,700	1,944,588
	Brookfield Wealth Solutions Ltd.	7,132	325,429
	BRP, Inc. (DOO CN)	74,840	5,648,520
	BRP, Inc. (DOOO US)	12,948	975,891
*	CAE, Inc. (CAE US)	473,964	15,185,807
*	Calfrac Well Services Ltd.	76,285	279,559
	Calian Group Ltd.	42,336	2,095,891
	Cameco Corp. (CCJ US)	64,759	7,990,613
	Canaccord Genuity Group, Inc.	291,375	2,537,880
*	Canacol Energy Ltd.	16,774	18,848
		Shares	Value»
CANADA — (Continued)
*	Canada Goose Holdings, Inc. (GOOS CN)	47,682	$578,494
#*	Canada Goose Holdings, Inc. (GOOS US)	108,237	1,316,162
	Canada Packers, Inc.	53,177	623,682
	Canadian Imperial Bank of Commerce (CM US)	751,848	69,463,237
	Canadian National Railway Co. (CNI US)	346,036	33,295,584
	Canadian National Railway Co. (CNR CN)	32,594	3,135,525
#	Canadian Natural Resources Ltd. (CNQ US)	3,056,441	113,730,170
	Canadian Pacific Kansas City Ltd. (CP CN)	53,232	3,957,069
	Canadian Pacific Kansas City Ltd. (CP US)	318,736	23,694,834
#	Canadian Tire Corp. Ltd., Class A	216,450	26,629,240
#	Canadian Utilities Ltd., Class A	334,858	10,837,728
#*	Canfor Corp.	285,022	3,001,664
#	Capital Power Corp.	337,169	14,795,173
*	Capstone Copper Corp.	2,816,417	31,211,936
#	Cardinal Energy Ltd.	643,643	4,192,789
#	Cargojet, Inc.	7,533	514,279
	Cascades, Inc.	243,490	2,287,105
*	Cavvy Energy Ltd.	117,500	76,800
	CCL Industries, Inc., Class B	483,321	29,127,398
*	Celestica, Inc. (CLS CN)	141,387	39,730,406
*	Celestica, Inc. (CLS US)	266,100	74,771,439
	Cenovus Energy, Inc. (CVE CN)	890,948	17,581,444
	Cenovus Energy, Inc. (CVE US)	3,265,311	64,391,933
	Centerra Gold, Inc.	1,299,098	21,762,146
	CES Energy Solutions Corp.	1,192,879	12,439,968
	CGI, Inc. (GIB US)	113,484	9,734,658
	CGI, Inc. (GIBA CN)	174,898	14,989,606
*††	Chesswood Group Ltd.	24,123	3,012
*	Cineplex, Inc.	2,825	20,000

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Cipher Pharmaceuticals, Inc.	5,529	$59,405
	Clairvest Group, Inc.	516	27,285
	Cogeco Communications, Inc.	65,307	3,147,724
	Cogeco, Inc.	21,557	1,057,229
	Colliers International Group, Inc. (CIGI CN)	10,720	1,464,813
	Colliers International Group, Inc. (CIGI US)	100,494	13,737,530
	Computer Modelling Group Ltd.	197,360	700,069
*	Conifex Timber, Inc.	5,014	442
	Constellation Software, Inc.	18,501	34,144,070
	Corby Spirit & Wine Ltd.	32,585	331,916
#*	Cronos Group, Inc. (CRON CN)	8,403	20,982
#*	Cronos Group, Inc. (CRON US)	669,187	1,679,659
	Definity Financial Corp.	393,729	19,269,343
*	Descartes Systems Group, Inc. (DSG CN)	66	4,929
*	Descartes Systems Group, Inc. (DSGX US)	27,810	2,079,076
	Dexterra Group, Inc.	101,855	967,196
*	Docebo, Inc.	26,646	521,120
	Dollarama, Inc.	420,272	56,637,104
	Doman Building Materials Group Ltd.	343,977	2,427,657
	Dominion Lending Centres, Inc.	23,866	161,601
*	Dorel Industries, Inc., Class B	37,248	54,437
	DPM Metals, Inc.	872,687	30,449,351
	DREAM Unlimited Corp., Class A	108,893	1,568,238
#	Dye & Durham Ltd.	62,293	190,770
	Dynacor Group, Inc.	7,600	34,047
	ECN Capital Corp.	11,800	26,258
	E-L Financial Corp. Ltd.	66,900	852,433
#*	Eldorado Gold Corp. (EGO US)	125,814	5,399,937
*	Eldorado Gold Corp. (ELD CN)	721,955	30,974,626
*	Electrovaya, Inc.	3,124	33,833
		Shares	Value»
CANADA — (Continued)
	Element Fleet Management Corp.	1,666,595	$42,226,363
*	Eloro Resources Ltd.	41,600	86,154
#	Emera, Inc.	432,011	21,412,567
	Empire Co. Ltd., Class A	589,694	19,263,092
	Enbridge, Inc. (ENB CN)	22	1,076
	Enbridge, Inc. (ENB US)	936,844	45,755,461
#	Endeavour Mining PLC	816,361	44,569,669
	Enerflex Ltd. (EFX CN)	584,851	10,733,615
	Enerflex Ltd. (EFXT US)	8,430	154,775
	Enghouse Systems Ltd.	98,362	1,351,561
*	Ensign Energy Services, Inc.	520,561	1,204,250
	EQB, Inc.	149,356	11,647,717
*	Equinox Gold Corp. (EQX CN)	203,196	2,906,957
#*	Equinox Gold Corp. (EQX US)	1,186,921	16,972,970
#*	ERO Copper Corp. (ERO CN)	67,234	2,255,535
*	ERO Copper Corp. (ERO US)	274,332	9,192,865
	Evertz Technologies Ltd.	79,304	842,166
#	Exchange Income Corp.	126,902	8,853,736
	Exco Technologies Ltd.	89,905	461,525
	Extendicare, Inc.	318,637	5,426,646
	Fairfax Financial Holdings Ltd.	25,823	42,615,678
#	Fiera Capital Corp.	217,782	950,042
	Finning International, Inc.	668,984	41,952,443
*	Firan Technology Group Corp.	16,349	175,179
#	Firm Capital Mortgage Investment Corp.	107,018	946,276
#	First Majestic Silver Corp. (AG US)	29,773	620,469
	First Majestic Silver Corp. (FR CN)	540,655	11,256,615
*	First Quantum Minerals Ltd.	1,221,403	34,525,616
	FirstService Corp. (FSV CN)	4,407	682,775
	FirstService Corp. (FSV US)	78,004	12,110,901
*	Foraco International SA	236,650	504,010

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Fortis, Inc. (FTS CN)	205,753	$10,970,270
#	Fortis, Inc. (FTS US)	209,270	11,160,369
#*	Fortuna Mining Corp. (FSM US)	320,089	3,130,470
*	Fortuna Mining Corp. (FVI CN)	1,253,300	12,260,095
#	Franco-Nevada Corp. (FNV US)	71,833	16,834,782
*	Freegold Ventures Ltd.	31,688	35,606
#	Freehold Royalties Ltd.	699,955	8,420,125
	Frontera Energy Corp.	88,139	608,458
*	Fury Gold Mines Ltd.	49,000	36,346
*	Galiano Gold, Inc. GAU CN	582,246	1,530,820
	Gamehost, Inc.	72,542	629,711
*	GDI Integrated Facility Services, Inc.	17,561	469,059
	George Weston Ltd.	344,631	24,036,725
	GFL Environmental, Inc.	150,752	6,474,798
#	Gibson Energy, Inc.	602,700	11,866,770
#	Gildan Activewear, Inc. (GIL CN)	131,307	8,531,363
#	Gildan Activewear, Inc. (GIL US)	382,307	24,842,309
#	goeasy Ltd.	71,251	6,547,149
*	GoGold Resources, Inc.	230,629	540,305
*	GoldMoney, Inc.	9,239	77,897
	Great-West Lifeco, Inc.	209,316	9,798,261
*	Greenfire Resources Ltd.	8,378	45,660
	Guardian Capital Group Ltd., Class A	106	5,245
*	Haivision Systems, Inc.	61,600	380,462
	Hammond Manufacturing Co. Ltd., Class A	3,500	26,064
#	Hammond Power Solutions, Inc.	34,395	4,535,649
	Headwater Exploration, Inc.	915,126	7,392,785
	High Liner Foods, Inc.	55,821	635,424
*	HLS Therapeutics, Inc.	1,000	3,297
	Hudbay Minerals, Inc. (HBM CN)	2,516,716	59,607,155
#Ω	Hydro One Ltd.	274,288	10,843,405
*	i-80 Gold Corp.	413,213	655,484
	iA Financial Corp., Inc.	410,077	50,387,385
		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp. (IAG US)	15,714	$285,681
*	IAMGOLD Corp. (IMG CN)	2,715,226	49,273,480
	IGM Financial, Inc.	285,377	13,803,055
*	Imperial Metals Corp.	164,385	1,434,211
	Imperial Oil Ltd. (IMO US)	327,753	33,184,991
	Information Services Corp.	36,609	1,172,219
	Intact Financial Corp.	316,551	57,633,135
*	Interfor Corp.	194,486	1,452,593
#*	Ivanhoe Mines Ltd., Class A	241,559	3,054,857
Ω	Jamieson Wellness, Inc.	65,181	1,658,665
*	Journey Energy, Inc.	60,500	155,066
*	K92 Mining, Inc.	819,984	15,392,201
#	K-Bro Linen, Inc.	54,191	1,357,909
*	Kelt Exploration Ltd.	574,624	3,291,644
#	Keyera Corp.	826,324	27,982,080
*	Kinaxis, Inc.	6,915	698,280
	Kinross Gold Corp. (K CN)	5,696,751	179,397,557
*	Knight Therapeutics, Inc.	228,091	971,562
*	Kolibri Global Energy, Inc.	26,102	104,473
#	KP Tissue, Inc.	32,140	238,398
#	Labrador Iron Ore Royalty Corp.	219,124	4,750,516
#*	Laramide Resources Ltd.	26,500	16,348
*	Largo, Inc. (LGO CN)	59,040	74,144
	Lassonde Industries, Inc., Class A	9,485	1,539,445
	Laurentian Bank of Canada	96,709	2,840,936
	Leon's Furniture Ltd.	151,048	3,052,797
#*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	15,114
#*	Lightspeed Commerce, Inc. (LSPD US)	528,015	5,702,562
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	255,417	16,191,823
#*	Lithium Americas Corp.	144,608	704,241
	Loblaw Cos. Ltd. L CN	589,479	26,524,695
*	Lucara Diamond Corp.	1,727,013	313,910
	Lundin Gold, Inc.	442,016	33,136,998
	Lundin Mining Corp.	1,978,141	49,902,062

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Magellan Aerospace Corp.	67,414	$1,030,778
	Magna International, Inc. (MG CN)	353,072	18,049,676
	Magna International, Inc. (MGA US)	703,558	35,979,956
	Mainstreet Equity Corp.	17,173	2,202,291
*	Major Drilling Group International, Inc.	403,554	4,427,787
	Manulife Financial Corp. (MFC CN)	47	1,790
#	Manulife Financial Corp. (MFC US)	994,039	37,882,826
	Maple Leaf Foods, Inc.	265,887	4,926,618
	Martinrea International, Inc.	204,500	1,458,301
#*	Mattr Corp.	142,941	862,905
*	Maxim Power Corp.	20,837	67,638
*	MDA Space Ltd.	135,249	3,817,148
*	Medexus Pharmaceuticals, Inc.	85,300	177,284
	Medical Facilities Corp.	136,805	1,524,130
	Mega Uranium Ltd.	78,500	40,355
	Melcor Developments Ltd.	36,617	436,182
	Meren Energy, Inc.	129,947	203,273
	Methanex Corp. (MEOH US)	138,588	6,613,419
#	Methanex Corp. (MX CN)	122,100	5,825,900
	Metro, Inc.	553,908	36,769,911
	Morguard Corp.	8,940	774,737
#	MTY Food Group, Inc.	43,631	1,358,932
#	Mullen Group Ltd.	382,949	4,522,322
#	National Bank of Canada	429,849	51,219,471
	Neo Performance Materials, Inc.	96,376	1,356,123
*	New Gold, Inc. (NGD CN)	4,727,443	47,494,892
*	NFI Group, Inc.	91,127	1,106,922
	North American Construction Group Ltd. (NOA CN)	84,700	1,265,850
	North American Construction Group Ltd. (NOA US)	22,828	341,279
#	North West Co., Inc.	220,859	7,884,520
#	Northland Power, Inc.	634,487	8,746,242
	Nutrien Ltd. (NTR CN)	36,595	2,519,587
		Shares	Value»
CANADA — (Continued)
	Nutrien Ltd. (NTR US)	754,980	$52,010,600
*	NuVista Energy Ltd.	977,858	13,386,166
*	Obsidian Energy Ltd. (OBE CN)	86,800	627,263
#*	Obsidian Energy Ltd. (OBE US)	159,241	1,148,128
	OceanaGold Corp.	1,219,867	39,525,956
	Onex Corp.	298,938	25,471,147
#	Open Text Corp. (OTEX CN)	171,265	4,374,543
#	Open Text Corp. (OTEX US)	953,484	24,342,447
	OR Royalties, Inc. (OR CN)	157,104	6,194,627
	OR Royalties, Inc. (OR US)	5,600	220,864
*††	Orbite Technologies, Inc.	174,500	0
*	Organigram Global, Inc.	70,683	105,697
*	Orvana Minerals Corp.	19,400	26,928
	Pan American Silver Corp. (PAAS CN)	311,644	16,980,043
	Pan American Silver Corp. (PAAS US)	883,460	48,236,911
#	Paramount Resources Ltd., Class A	391,513	7,383,721
	Parex Resources, Inc.	344,449	5,109,881
	Pason Systems, Inc.	280,277	2,484,444
	Pembina Pipeline Corp. (PBA US)	926,431	38,521,001
#	Pembina Pipeline Corp. (PPL CN)	303,289	12,602,425
	Pet Valu Holdings Ltd.	40,723	816,464
#	Peyto Exploration & Development Corp.	934,270	16,837,645
	PHX Energy Services Corp.	136,446	838,727
	Pine Cliff Energy Ltd.	432,600	244,631
#	Pizza Pizza Royalty Corp.	133,841	1,542,221
*	PMET Resources, Inc.	4,700	21,297
	Polaris Renewable Energy, Inc.	83,811	750,307
	Pollard Banknote Ltd.	30,596	424,455
#	PrairieSky Royalty Ltd.	537,384	11,697,618
*	Precision Drilling Corp. (PD CN)	36,847	2,938,768
*	Precision Drilling Corp. (PDS US)	4,411	351,741

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Premium Brands Holdings Corp.	115,537	$7,942,029
#	Propel Holdings, Inc.	10,200	182,554
#*	Quarterhill, Inc.	441,481	295,045
	Quebecor, Inc., Class B	665,715	24,283,820
#*	Questerre Energy Corp., Class A	145,025	30,354
	RB Global, Inc. (RBA CN)	6,709	761,534
#	RB Global, Inc. (RBA US)	206,086	23,405,187
*	Real Matters, Inc.	18,705	85,444
	Restaurant Brands International, Inc. (QSR CN)	40,764	2,731,172
#	Restaurant Brands International, Inc. (QSR US)	330,486	22,139,257
	Richelieu Hardware Ltd.	209,125	6,253,861
	Rogers Communications, Inc. (RCI US), Class B	265,593	10,042,071
#	Rogers Communications, Inc. (RCIB CN), Class B	472,361	17,830,834
	Rogers Sugar, Inc.	457,179	2,071,600
	Royal Bank of Canada (RY CN)	467,930	77,912,158
	Royal Bank of Canada (RY US)	1,198,667	199,254,415
	Russel Metals, Inc.	325,178	11,522,666
*	Sangoma Technologies Corp.	20,967	97,317
	Saputo, Inc.	487,649	14,712,019
*	Saturn Oil & Gas, Inc.	14,900	34,579
	Savaria Corp.	114,481	1,992,582
#*	Seabridge Gold, Inc. (SA US)	105,024	2,967,978
	Secure Waste Infrastructure Corp.	1,109,644	14,318,250
*	Shopify, Inc. (SHOP US), Class A	119,367	15,664,531
#	Sienna Senior Living, Inc.	241,785	3,766,210
*	SNDL, Inc.	107,315	165,265
*	Source Energy Services Ltd.	9,700	123,240
	South Bow Corp. SOBO CN	120,618	3,426,361
	South Bow Corp. SOBO US	692,414	19,664,563
*	Spartan Delta Corp.	43,473	292,449
Ω	Spin Master Corp.	1,904	26,022
		Shares	Value»
CANADA — (Continued)
	Sprott, Inc. (SII CN)	5,877	$720,663
	Sprott, Inc. (SII US)	37,499	4,600,377
*	SSR Mining, Inc. (SSRM CN)	702,748	16,019,762
*	SSR Mining, Inc. (SSRM US)	6,434	146,888
	Stantec, Inc. (STN CN)	139,694	13,843,725
	Stantec, Inc. (STN US)	80,755	8,001,205
	Stella-Jones, Inc.	249,792	16,748,805
*	Steppe Gold Ltd.	41,300	60,662
	StorageVault Canada, Inc.	484,983	1,766,618
	Strathcona Resources Ltd.	4,454	85,047
	Sun Life Financial, Inc. (SLF CN)	269,728	16,996,043
	Sun Life Financial, Inc. (SLF US)	594,158	37,455,720
	Suncor Energy, Inc. (SU CN)	8	447
	Suncor Energy, Inc. (SU US)	2,627,914	139,200,605
*	SunOpta, Inc. (SOY CN)	83,538	381,601
*	SunOpta, Inc. (STKL US)	39,638	181,542
#	Superior Plus Corp.	971,269	5,207,112
#	Surge Energy, Inc.	374,770	2,031,212
	Sylogist Ltd.	15,100	44,802
	Taiga Building Products Ltd.	19,400	49,866
#	Tamarack Valley Energy Ltd.	2,032,178	13,745,353
*	Taseko Mines Ltd. (TKO CN)	50,203	381,597
	TC Energy Corp. (TRP US)	909,294	53,348,279
	Teck Resources Ltd. (TECK US), Class B	831,559	44,704,612
	Teck Resources Ltd. (TECK/A CN), Class A	4,700	253,147
	Teck Resources Ltd. (TECKB CN), Class B	70	3,757
*	Telesat Corp.	9,008	262,239
	TELUS Corp.	281,803	3,932,183
*	TerrAscend Corp.	15,100	9,537
	TerraVest Industries, Inc.	22,464	2,327,156
	TFI International, Inc. (TFII CN)	149,590	16,075,720
	TFI International, Inc. (TFII US)	10,128	1,089,266

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
††	Theratechnologies, Inc.	62,650	$23,807
#	Thomson Reuters Corp. (TRI CN)	5,196	574,111
#	Thomson Reuters Corp. (TRI US)	40,184	4,445,556
*	Tidewater Midstream & Infrastructure Ltd.	7,381	31,062
	Timbercreek Financial Corp.	189,137	970,931
	TMX Group Ltd.	289,015	10,669,984
#	Topaz Energy Corp.	279,553	5,994,894
	Torex Gold Resources, Inc.	394,756	19,000,704
	Toromont Industries Ltd.	241,550	30,769,175
	Toronto-Dominion Bank (TD CN)	589,766	55,119,613
	Toronto-Dominion Bank (TD US)	744,456	69,599,191
	Total Energy Services, Inc.	157,916	1,912,408
	Tourmaline Oil Corp.	1,201,269	56,849,970
#	TransAlta Corp.	405,415	5,181,204
	TransAlta Corp.	701,890	8,969,182
*	Transat AT, Inc.	74,600	141,349
	Transcontinental, Inc., Class A	231,626	3,929,468
*††	Trevali Mining Corp.	258,153	0
#	Trican Well Service Ltd.	1,202,913	6,175,125
	Triple Flag Precious Metals Corp. (TFPM CN)	2,987	100,711
	Triple Flag Precious Metals Corp. (TFPM US)	94,976	3,202,577
*	Trisura Group Ltd. (TRRSF US)	231	7,058
*	Trisura Group Ltd. (TSU CN)	116,364	3,549,070
*	Valeura Energy, Inc.	13,508	100,195
	Vecima Networks, Inc.	4,100	30,382
	Velan, Inc.	3,300	36,498
	Vermilion Energy, Inc. (VET US)	346,877	3,357,769
	VersaBank (VBNK CN)	21,290	330,533
	VersaBank (VBNK US)	3,669	56,906
*††	Victoria Gold Corp./Vancouver	1,949	129
*	Vitalhub Corp.	38,700	239,592
	Wajax Corp.	98,004	2,034,718
		Shares	Value»
CANADA — (Continued)
	Waste Connections, Inc. (WCN CN)	43,109	$7,212,014
	Waste Connections, Inc. (WCN US)	171,968	28,821,915
#*	Well Health Technologies Corp.	573,990	1,669,299
*	Wesdome Gold Mines Ltd.	731,100	11,967,994
	West Fraser Timber Co. Ltd. (WFG CN)	190,292	12,995,445
#	West Fraser Timber Co. Ltd. (WFG US)	19,314	1,320,309
#*	Western Forest Products, Inc.	20,513	227,633
#	Westshore Terminals Investment Corp.	172,750	3,682,982
	Wheaton Precious Metals Corp. (WPM US)	73,549	9,698,907
#	Whitecap Resources, Inc. WCP CN	4,270,527	38,952,697
#	Whitecap Resources, Inc. WCPRF US	595,213	5,428,347
#*	WildBrain Ltd.	101,021	107,576
	Winpak Ltd.	86,756	2,740,334
	WSP Global, Inc.	147,461	28,506,708
*	Yangarra Resources Ltd.	267,794	214,369
	Yellow Pages Ltd.	49,661	426,713
TOTAL CANADA			4,888,586,926
CHINA — (0.2%)
	China Gold International Resources Corp. Ltd. (CGG CN)	2,627,562	63,023,666
DENMARK — (2.1%)
	AL Sydbank	334,146	30,261,728
*	ALK-Abello AS	524,535	17,332,595
	Alm Brand AS	4,542,002	12,563,446
#	Ambu AS, Class B	489,218	6,634,139
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,745	9,183,370
#	AP Moller - Maersk AS (MAERSKB DC), Class B	5,279	13,053,513
*	Bang & Olufsen AS	346,883	645,275
*	Bavarian Nordic AS	280,456	8,545,294
#	Carlsberg AS, Class B	290,373	39,475,959
#	cBrain AS	10,163	130,979
	Chemometec AS	16,005	1,546,849
	Coloplast AS, Class B	54,721	4,664,689
	Columbus AS	258,328	410,548
	D/S Norden AS	103,413	4,671,196

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Danske Bank AS	1,144,970	$58,333,966
#*	Demant AS	384,179	13,447,565
#*	Dfds AS	67,731	1,061,676
	Djurslands Bank AS	1,040	178,209
	DSV AS	200,475	56,370,613
	FLSmidth & Co. AS	248,501	21,301,190
#	Foroya Banki P	2,818	135,800
*	Genmab AS (GMAB DC)	100,563	32,761,965
#*	GN Store Nord AS	300,214	5,269,904
#	GronlandsBANKEN AS	33	6,117
	H Lundbeck AS (HLUNA DC), Class A	172,384	1,006,945
	H Lundbeck AS (HLUNB DC)	1,033,343	6,927,892
#*	H&H International AS, Class B	75,228	1,116,079
#	Harboes Bryggeri AS, Class B	2,462	46,440
#*	Huscompagniet AS	3,907	21,363
	ISS AS	464,147	17,602,631
	Jeudan AS	19,567	632,296
	Jyske Bank AS	251,563	36,609,081
#	Matas AS	175,815	2,694,195
	MT Hoejgaard Holding AS	3,946	344,377
#*Ω	Netcompany Group AS	110,870	5,851,578
*	Nilfisk Holding AS	39,903	882,781
#*	NKT AS	293,096	38,332,940
*Ω	NNIT AS	29,647	215,268
*	North Media AS	10,716	78,229
	Novo Nordisk AS (NOVOB DC), Class B	1,773,052	105,282,447
#	Novo Nordisk AS (NVO US), Sponsored ADR	928,818	55,199,654
#	Novonesis Novozymes B, Class B	763,750	46,797,674
#*	NTG Nordic Transport Group AS	33,915	1,037,179
*Ω	Orsted AS	349,036	7,851,655
	Pandora AS	359,807	29,124,085
	Parken Sport & Entertainment AS	8,272	214,390
	Per Aarsleff Holding AS	98,509	14,047,667
	Ringkjoebing Landbobank AS	146,741	36,991,618
	Rockwool AS ROCKA DC, Class A	74,256	2,517,363
	Rockwool AS ROCKB DC, Class B	398,118	13,444,434
		Shares	Value»
DENMARK — (Continued)
	Royal Unibrew AS	238,392	$22,460,010
#*	RTX AS	25,439	462,421
Ω	Scandinavian Tobacco Group AS	185,857	2,890,484
	Schouw & Co. AS	69,765	7,362,209
#	Solar AS, Class B	13,229	467,606
#	SP Group AS	11,063	642,176
	Sparekassen Sjaelland-Fyn AS	13,347	790,724
	TCM Group AS	8,463	90,460
	Tivoli AS	1,741	170,613
	TORM PLC, Class A	133,214	3,274,802
*	Trifork Group AG	2,997	44,691
	Tryg AS	927,744	22,546,969
	UIE PLC	43,770	2,611,692
	Vestas Wind Systems AS	1,550,638	47,001,983
*	Zealand Pharma AS	208,983	13,976,255
TOTAL DENMARK			887,649,941
FINLAND — (1.6%)
	Aktia Bank OYJ	212,235	3,094,211
#	Alandsbanken Abp, Class B	1,250	70,066
	Alma Media OYJ	67,280	1,100,565
	Anora Group OYJ	68,777	351,542
	Apetit OYJ	3,389	56,240
	Aspo OYJ	32,663	294,232
	Atria OYJ	72,002	1,353,641
#	Bittium OYJ	75,464	3,364,657
	Citycon OYJ	105,586	476,078
	Digia OYJ	40,465	305,182
	Elisa OYJ	470,316	20,804,433
*	Endomines Finland OYJ	357	13,693
#Ω	Enento Group OYJ	32,076	588,863
#	eQ OYJ	7,039	91,179
	Evli OYJ, Class B	1,367	42,678
	Finnair OYJ	572,020	2,007,356
#	Fiskars OYJ Abp	75,473	1,090,362
#	Fortum OYJ	1,475,276	34,849,465
	F-Secure OYJ	319,681	715,383
	Gofore OYJ	7,011	110,386
	Harvia OYJ	32,184	1,566,445
	Hiab OYJ	197,332	11,725,733
#	HKFoods OYJ	125,480	249,110
	Huhtamaki OYJ	354,422	12,438,350
	Ilkka OYJ	6,838	31,343
#*	Incap OYJ	29,331	343,286
	Kalmar OYJ, Class B	197,492	10,097,331
#	Kamux Corp.	41,665	113,023
	Kemira OYJ	545,394	12,828,132
	Kesko OYJ (KESKOA FH), Class A	154,744	3,869,652
#	Kesko OYJ (KESKOB FH), Class B	1,296,571	32,794,638
#*	Kojamo OYJ	190,314	2,151,964
	Kone OYJ, Class B	443,209	31,851,158

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Konecranes OYJ	363,496	$42,806,061
*	Lassila & Tikanoja OYJ	110,544	982,750
#*	Lindex Group OYJ	247,012	721,958
	Luotea PLC	84,040	287,770
	Mandatum OYJ	642,083	5,236,397
#	Marimekko OYJ	89,059	1,358,865
#	Metsa Board OYJ (METSB FH), Class B	351,767	1,092,722
	Metso OYJ	1,935,338	37,837,282
	Neste OYJ	523,850	13,381,718
#	Nokia OYJ (NOK US), Sponsored ADR	663,315	4,265,115
	Nokia OYJ (NOKIA FH)	3,558,891	22,922,491
	Nokia OYJ (NOKIA FP)	1,186,596	7,629,024
#	Nokian Renkaat OYJ	272,589	3,497,136
	Nordea Bank Abp (NDA FH)	3,209,891	62,016,355
	Nordea Bank Abp (NDA SS)	2,414,342	46,584,695
	Olvi OYJ, Class A	46,635	1,851,701
#	Oma Saastopankki OYJ	19,148	290,755
#*	Optomed OYJ	14,586	68,125
	Oriola OYJ (OKDBV FH), Class B	483,390	668,297
#	Orion OYJ (ORNAV FH), Class A	31,511	2,587,333
	Orion OYJ (ORNBV FH), Class B	497,917	41,176,764
#	Outokumpu OYJ	917,517	5,151,443
	Pihlajalinna OYJ	53,731	917,897
#	Ponsse OYJ	47,190	1,430,337
	Puuilo OYJ	187,186	2,731,924
#*	QT Group OYJ	38,592	1,213,523
	Raisio OYJ, Class V	257,448	837,940
#*	Remedy Entertainment OYJ	2,352	41,792
	Revenio Group OYJ	53,746	1,278,585
	Sampo OYJ, Class A	3,952,894	44,095,104
#	Sanoma OYJ	426,907	4,883,585
	Scanfil OYJ	34,026	456,894
#	Stora Enso OYJ, Class R	1,387,037	15,967,552
#*	Suominen OYJ	10,369	19,062
#	Taaleri PLC	19,235	174,663
#	Talenom OYJ	21,268	64,328
	Teleste OYJ	20,343	94,310
Ω	Terveystalo OYJ	293,925	3,532,059
#	TietoEVRY OYJ	356,903	7,747,558
#	Tokmanni Group Corp.	104,188	951,030
#	UPM-Kymmene OYJ	1,010,773	27,885,332
	Vaisala OYJ, Class A	62,943	3,130,674
#	Valmet OYJ	593,042	20,321,501
		Shares	Value»
FINLAND — (Continued)
*	Verkkokauppa.com OYJ	9,820	$45,372
	Wartsila OYJ Abp	953,764	38,665,625
*	YIT OYJ	372,478	1,362,843
TOTAL FINLAND			671,104,624
FRANCE — (7.0%)
#*	74Software SA	38,165	1,651,996
	ABC arbitrage	59,529	385,641
	Accor SA	176,246	9,584,454
#	Aeroports de Paris SA	115,143	15,212,901
	Air Liquide SA	186,338	34,894,068
	Airbus SE	335,774	76,875,366
	AKWEL SADIR	42,316	397,575
*	Alstom SA	1,447,546	46,217,794
#	Altamir	46,348	1,626,660
	Alten SA	109,095	10,694,680
Ω	Amundi SA	159,801	14,207,765
#*Ω	Aramis Group SAS	2,892	15,797
	Arkema SA	128,661	7,748,228
#	Assystem SA	31,250	1,757,511
	Aubay	19,547	1,387,077
	AXA SA	929,826	42,399,213
Ω	Ayvens SA	478,015	6,930,176
#*	Bastide le Confort Medical	12,568	346,591
#	Beneteau SACA	121,362	1,141,369
	BioMerieux	84,082	9,764,145
	BNP Paribas SA	765,928	82,821,641
	Boiron SA	27,994	990,720
	Bollore SE	1,578,356	8,998,872
	Bonduelle SCA	39,640	497,113
	Bouygues SA	818,582	44,247,461
	Bureau Veritas SA	789,401	25,412,654
	Capgemini SE	169,369	26,316,225
	Carrefour SA	2,133,725	34,948,644
#	Catana Group	52,297	173,027
	CBo Territoria	2,301	10,143
*	Cegedim SA	23,260	368,656
	Cie de Saint-Gobain SA	1,009,345	99,627,859
	Cie des Alpes	104,420	3,214,959
	Cie Generale des Etablissements Michelin SCA	1,811,968	67,288,563
*	Claranova SE	66,511	99,391
*	Clariane SE	471,405	2,128,974
	Coface SA	656,019	11,998,029
	Credit Agricole SA	892,367	19,325,477
	Danone SA	504,787	39,555,049
	Dassault Aviation SA	22,343	8,494,247
	Dassault Systemes SE	275,618	7,580,817
	Derichebourg SA	617,319	5,818,158
	Edenred SE	318,063	6,662,083
	Eiffage SA	402,573	59,704,515

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Electricite de Strasbourg SA	2,201	$568,141
*Ω	Elior Group SA	318,549	1,074,925
	Elis SA	1,003,894	29,147,503
*	Emeis SA	52,696	851,001
	Engie SA	4,907,783	146,528,765
	Equasens	965	45,399
#	Eramet SA	12,636	1,095,087
	EssilorLuxottica SA	103,853	31,747,430
	Etablissements Maurel et Prom SA	353,940	2,765,640
	Eurazeo SE	117,636	7,066,276
*	Euroapi SA	80,117	201,048
	Eurofins Scientific SE	427,834	34,608,764
Ω	Euronext NV	206,245	28,885,383
#*	Eutelsat Communications SACA	1,521,096	4,129,201
	Exel Industries SA, Class A	4,936	226,290
	FDJ UNITED	179,230	4,743,484
*	Figeac Aero	5,688	72,543
	Fnac Darty SA	3,099	130,389
	Fnac Darty SA (0QSH LI)	12,150	509,816
	Fnac Darty SA (FNAC FP)	49,216	2,072,071
*	Forvia SE (1EO IM)	64,858	1,060,046
*	Forvia SE (FRVIA FP)	762,295	12,446,312
*	Gaumont SA	768	92,039
	Gaztransport Et Technigaz SA	149,223	32,149,854
	GEA	181	18,130
	Getlink SE	525,430	10,400,569
	GL Events SACA	44,209	1,685,477
	Groupe Crit SA	21,095	1,590,816
#*	Guerbet	15,529	252,599
	Hermes International SCA	23,367	56,220,950
*	ID Logistics Group SACA	14,668	7,114,578
	Imerys SA	85,517	2,666,497
	Infotel SA	4,862	250,867
	Interparfums SA	47,568	1,448,112
	Ipsen SA	147,194	24,046,381
	IPSOS SA	184,972	7,847,190
	Jacquet Metals SACA	61,081	1,681,790
	JCDecaux SE	294,485	5,808,350
	Kaufman & Broad SA	57,638	2,144,609
	Kering SA	70,184	21,909,876
#	Laurent-Perrier	7,304	783,048
	Legrand SA	218,074	34,817,219
	Linedata Services	3,879	195,399
	LISI SA	40,903	2,593,119
	LNA Sante SA	24,218	668,732
	L'Oreal SA	121,996	56,049,722
*	Lumibird	1,432	40,148
		Shares	Value»
FRANCE — (Continued)
	LVMH Moet Hennessy Louis Vuitton SE	247,349	$159,640,101
#	Maison Pommery & Associes SA	1,916	26,036
#*Ω	Maisons du Monde SA	101,731	193,004
	Manitou BF SA	30,465	803,208
	Mersen SA	74,342	2,273,084
	Metropole Television SA	88,933	1,273,911
	Nexans SA	123,301	19,421,426
#*	Nexity SA	94,816	1,072,101
	North Atlantic Energies	11,456	639,188
	NRJ Group	87,380	752,040
#	Oeneo SA	138,265	1,514,258
	Opmobility	228,574	4,379,410
	Orange SA (ORA FP)	6,835,313	127,068,578
#*	OSE Immuno	6,923	39,014
#*	OVH Groupe SA	19,027	224,824
	Pernod Ricard SA	211,565	18,917,431
*	Pierre Et Vacances SA	318,514	683,626
	Pluxee NV	150,993	2,000,358
	Publicis Groupe SA (PUB FP)	468,162	46,791,976
#	Publicis Groupe SA (PUBGY US), ADR	28,265	709,169
	Quadient SA	90,469	1,712,039
#	Remy Cointreau SA	20,672	985,831
	Renault SA	561,905	21,205,937
	Rexel SA	1,118,316	46,863,663
	Robertet SA	1,577	1,581,187
	Rubis SCA	145,874	5,906,885
	Safran SA	250,617	89,543,236
	Samse SACA	989	141,869
	Sanofi SA (SAN FP)	552,673	52,130,130
	Sanofi SA (SNY US), ADR	68,537	3,223,981
	Sartorius Stedim Biotech	9,917	2,216,130
	Savencia SA	19,067	1,351,347
	Schneider Electric SE (0NWV LI)	19,869	5,682,106
	Schneider Electric SE (SU FP)	154,363	44,256,155
	SCOR SE	635,994	20,725,244
	SEB SA	56,902	3,209,753
#	Seche Environnement SACA	12,569	1,171,757
	SES SA	1,635,104	13,392,377
*Ω	SMCP SA	137,504	999,599
	Societe BIC SA	75,075	4,836,250
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	117,778
	Societe Generale SA	1,071,889	93,929,027

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Societe LDC SADIR	6,312	$707,709
	Sodexo SA	203,994	10,422,378
	Sodexo, Inc.	8,908	455,519
*	SOITEC	43,863	1,366,013
*	Solutions 30 SE	85,849	92,800
	Sopra Steria Group	69,910	12,770,203
	SPIE SA	625,848	34,292,635
#	Stef SA	22,312	3,311,435
#	STMicroelectronics NV (STM FP)	876,681	24,755,744
#	STMicroelectronics NV (STM US)	553,066	15,425,011
	Sword Group	24,643	1,066,570
	Synergie SE	41,044	1,492,307
	Technip Energies NV	613,753	24,052,615
	Teleperformance SE	123,471	7,975,655
	Television Francaise 1 SA	201,714	1,949,630
	TFF Group	795	15,975
	Thales SA	142,400	43,592,286
	Thermador Groupe	11,691	1,091,085
#	Tikehau Capital SCA	25,541	487,652
	TotalEnergies SE	215,223	15,582,145
	TotalEnergies SE (TTE FP)	4,080,101	296,740,387
	Trigano SA	43,525	8,660,215
#*	Ubisoft Entertainment SA	294,274	1,518,217
	Valeo SE	1,017,973	14,217,406
	Vallourec SACA	802,756	17,036,766
	Veolia Environnement SA (VIE FP)	577,031	21,642,790
	Vetoquinol SA	4,626	476,573
	Vicat SACA	79,141	7,333,237
	VIEL & Cie SA	80,059	1,713,034
	Vinci SA	701,249	100,828,810
	Virbac SACA	13,467	5,613,971
*	Viridien	31,583	4,777,562
	Vivendi SE	1,767,896	4,932,321
#*	Voltalia SA	51,820	435,957
#	Vusion	13,755	2,141,352
#	Wavestone	19,684	1,405,348
#*Ω	Worldline SA	414,872	702,734
*Ω	X-Fab Silicon Foundries SE	145,687	884,644
TOTAL FRANCE			2,917,545,584
GERMANY — (7.1%)
#	1&1 AG	166,280	5,295,440
*	7C Solarparken AG	156,477	314,370
	Adesso SE	7,254	699,533
	adidas AG	151,974	26,945,526
	Adtran Networks SE	25,248	664,513
	AIXTRON SE	186,774	4,284,847
	All for One Group SE	6,073	288,973
	Allgeier SE	20,517	544,743
	Allianz SE (ALIZY US), ADR	50,320	2,217,099
		Shares	Value»
GERMANY — (Continued)
	Allianz SE (ALV GR)	195,310	$85,999,214
	Alzchem Group AG	22,911	4,188,471
#	Amadeus Fire AG	12,068	556,527
*	Aroundtown SA	1,010,976	3,212,617
	Atoss Software SE	37,599	4,333,244
#Ω	Aumann AG	5,308	88,409
*	Aumovio SE	168,165	8,069,263
#	Aurubis AG	152,294	28,758,278
#	BASF SE	2,256,371	122,326,792
*	Basler AG	10,042	191,686
	Bayer AG	2,168,062	114,672,363
	Bayerische Motoren Werke AG	480,386	49,470,282
#*	BayWa AG (BYW6 GR)	185,901	753,062
#	Bechtle AG	310,976	16,118,562
Ω	Befesa SA	93,245	3,415,160
#	Beiersdorf AG	71,238	8,497,222
	Bertrandt AG	13,560	308,622
	Bijou Brigitte AG	15,021	771,546
	Bilfinger SE	133,177	18,659,255
#	Borussia Dortmund GmbH & Co. KGaA	196,935	760,830
#*	BRANICKS Group AG	89,107	204,963
#	Brenntag SE	430,382	26,184,294
*Ω	Brockhaus Technologies AG	900	18,518
#	CANCOM SE (COK GR)	78,416	2,638,417
	Carl Zeiss Meditec AG	70,829	2,350,778
*	Ceconomy AG	503,707	2,661,793
*	CENIT AG	26,633	221,464
	Cewe Stiftung & Co. KGaA	34,614	4,145,934
	Commerzbank AG	1,576,057	64,783,316
	Continental AG	316,088	24,872,723
#	CTS Eventim AG & Co. KGaA	211,308	17,758,537
	Daimler Truck Holding AG	1,531,261	74,142,024
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	91,110
*Ω	Delivery Hero SE	22,132	617,243
	Dermapharm Holding SE	49,783	2,056,602
	Deutsche Bank AG (DB US)	429,871	16,859,541
	Deutsche Bank AG (DBK GR)	1,854,208	73,169,065
#	Deutsche Beteiligungs AG	51,590	1,558,752
	Deutsche Boerse AG	259,172	65,628,877

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche EuroShop AG	19,397	$443,151
	Deutsche Lufthansa AG	1,409,207	14,516,897
#Ω	Deutsche Pfandbriefbank AG	482,407	2,380,341
	Deutsche Post AG	2,262,064	126,513,779
	Deutsche Telekom AG (DTE GR)	5,657,728	189,863,470
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	4,026	134,509
	Deutsche Wohnen SE	71,545	1,778,772
	Deutz AG	225,216	2,884,049
	Draegerwerk AG & Co. KGaA	11,918	1,003,429
	Duerr AG	158,820	4,233,098
Ω	DWS Group GmbH & Co. KGaA	150,180	10,995,292
	E.ON SE	7,028,200	149,066,956
#	Eckert & Ziegler SE	179,981	3,186,376
*	EDAG Engineering Group AG	20,949	94,199
	Elmos Semiconductor SE	32,846	4,469,853
	ElringKlinger AG	131,846	664,444
#	Energiekontor AG	15,356	697,843
	Evonik Industries AG	564,453	8,743,327
#*	Evotec SE	530,682	3,908,167
	Fabasoft AG	14,694	268,408
	Fielmann Group AG	93,991	4,606,777
	flatexDEGIRO SE	346,933	16,923,294
*	Fraport AG Frankfurt Airport Services Worldwide	165,271	15,291,741
	Freenet AG	753,145	27,195,431
	Fresenius Medical Care AG (FME GR)	474,425	21,358,125
	Fresenius Medical Care AG (FMS US), ADR	1,074	24,380
	Fresenius SE & Co. KGaA	703,880	39,373,459
	Friedrich Vorwerk Group SE	33,300	3,577,266
	FUCHS SE	94,058	3,310,200
	GEA Group AG	645,850	46,180,100
#	Gerresheimer AG	72,535	2,166,553
	Gesco SE	27,744	494,836
#	GFT Technologies SE	89,405	2,201,638
*	Grand City Properties SA	92,710	1,039,070
#	Grenke AG	51,938	886,513
	Hannover Rueck SE	86,988	24,595,817
#Ω	Hapag-Lloyd AG	53,970	7,753,403
	Hawesko Holding SE	2,489	59,960
		Shares	Value»
GERMANY — (Continued)
	Heidelberg Materials AG	378,779	$103,736,426
*	Heidelberger Druckmaschinen AG	576,979	1,254,446
	Hella GmbH & Co. KGaA	560	54,127
#*	HelloFresh SE	300,284	1,972,386
	Henkel AG & Co. KGaA	133,684	11,035,495
#	Hensoldt AG	255,371	25,369,216
#	HOCHTIEF AG	70,657	29,629,624
*	Hoenle AG	4,366	48,350
	Hornbach Holding AG & Co. KGaA	42,842	4,093,746
	HUGO BOSS AG	195,930	8,123,969
	Indus Holding AG	40,127	1,526,780
	Infineon Technologies AG (IFNNY US), ADR	173,010	8,479,220
	Infineon Technologies AG (IFX GR)	1,809,236	88,439,957
	Init Innovation in Traffic Systems SE	15,979	908,198
Ω	Instone Real Estate Group SE	104,491	1,066,886
*	IONOS Group SE	74,924	2,415,551
	IVU Traffic Technologies AG	28,696	713,656
	Jenoptik AG	128,609	4,058,813
Ω	JOST Werke SE	41,515	3,079,224
#	K&S AG	701,271	11,490,155
	KION Group AG	377,709	26,679,402
#	Kloeckner & Co. SE	80,248	1,045,398
#*	Knaus Tabbert AG	9,810	148,836
	Knorr-Bremse AG	199,104	23,182,716
*	Koenig & Bauer AG	23,479	258,605
#	Kontron AG	175,896	4,880,083
	Krones AG	60,146	9,678,680
	KSB SE & Co. KGaA	267	328,141
	KWS Saat SE & Co. KGaA	39,005	3,465,264
#	Lanxess AG	190,165	3,927,924
	LEG Immobilien SE	141,653	10,242,586
#	Leifheit AG	23,645	430,585
#*	LPKF Laser & Electronics SE	19,933	184,842
#*	Medios AG	6,587	124,850
#	Mercedes-Benz Group AG	1,014,994	69,368,961
#	Merck KGaA	26,178	3,900,330
	MLP SE	287,864	2,509,305
#	MTU Aero Engines AG	114,967	51,111,435
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	122,464	74,222,537
	Multitude AG	12,058	86,728

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Mutares SE & Co. KGaA	44,085	$1,703,679
#	Nagarro SE	18,167	1,526,809
#	Nemetschek SE	195,375	17,070,763
*	Nordex SE	402,394	16,110,410
#	Norma Group SE	56,627	985,663
#	Patrizia SE	135,270	1,368,958
*	Pentixapharm Holding AG	27,609	61,794
	Pfeiffer Vacuum Technology AG	12,503	2,431,906
	ProCredit Holding AG	62,600	630,626
	ProSiebenSat.1 Media SE	3,304	19,797
#	Puma SE (PUM GR)	228,178	5,832,693
*	PVA TePla AG	42,881	1,346,457
	PWO AG	5,903	188,301
*	q.beyond AG	436,615	418,024
*	R Stahl AG	4,599	79,661
	Rational AG	13,596	10,894,696
#	RENK Group AG	61,910	3,985,882
	Rheinmetall AG	84,035	178,057,242
#	RTL Group SA	121,644	5,303,654
	RWE AG	868,514	55,153,987
	SAF-Holland SE	82,602	1,660,570
	Salzgitter AG	94,156	5,052,527
	SAP SE (SAP GR)	198,124	39,578,908
	Schaeffler AG	560,144	6,606,394
	Schott Pharma AG & Co. KGaA	13,870	235,910
Ω	Scout24 SE	104,903	10,444,267
#	Secunet Security Networks AG	4,685	1,316,113
#*	SFC Energy AG, Class BR	2,564	42,714
*	SGL Carbon SE	158,399	769,541
	Siemens AG (SIE GR)	235,038	71,059,066
	Siemens AG (SIEGY US), Sponsored ADR	5,196	786,259
*	Siemens Energy AG	534,674	91,097,767
Ω	Siemens Healthineers AG	223,519	11,156,607
#	Siltronic AG	32,352	2,008,690
	Sixt SE	38,792	3,039,797
#*	SMA Solar Technology AG	30,257	1,316,270
	Stabilus SE	52,968	1,215,977
	STRATEC SE	8,076	213,979
	Stroeer SE & Co. KGaA	74,448	2,976,531
#	Suedzucker AG	136,114	1,558,366
	Surteco Group SE	32,698	501,662
#	SUSS MicroTec SE	61,566	3,621,243
#	Symrise AG	243,700	20,516,385
#	TAG Immobilien AG	643,850	10,923,134
#	Takkt AG	59,507	254,454
		Shares	Value»
GERMANY — (Continued)
*	Talanx AG	198,352	$25,018,268
#*Ω	TeamViewer SE	41,775	279,322
	Technotrans SE	18,490	727,571
	thyssenkrupp AG	2,004,565	26,722,303
#*Ω	Thyssenkrupp Nucera AG & Co. KGaA	15,120	160,721
*	Tkms AG& Co. KGaA	100,228	11,713,420
*	TUI AG	2,098,082	22,369,787
	United Internet AG	354,756	11,541,252
#*	Verbio SE	36,978	1,091,913
	Volkswagen AG	46,430	5,635,109
	Vonovia SE	358,617	10,500,050
#	Vossloh AG	42,621	4,080,086
#	Wacker Chemie AG	57,452	4,665,824
	Wacker Neuson SE	120,226	2,745,818
	Washtec AG	51,324	2,925,622
*	Westwing Group SE	23,766	404,436
	Wuestenrot & Wuerttembergische AG	78,281	1,393,393
#*Ω	Zalando SE	687,125	19,758,528
	Zeal Network SE	21,473	1,236,046
TOTAL GERMANY			2,972,622,358
HONG KONG — (1.5%)
	Aeon Credit Service Asia Co. Ltd.	90,000	85,878
	AIA Group Ltd.	7,285,200	84,052,800
*††	Aidigong Maternal & Child Health Ltd.	67,466	2,159
*	Allied Group Ltd.	1,776,000	660,565
	APAC Resources Ltd.	481,197	172,061
	Asia Financial Holdings Ltd.	400,000	249,856
*	Asia Standard International Group Ltd.	565,561	16,470
	ASMPT Ltd.	798,800	10,652,778
	Associated International Hotels Ltd.	79,000	53,828
	Bank of East Asia Ltd.	3,018,137	5,764,950
	Best Mart 360 Holdings Ltd.	528,000	135,877
	BOC Hong Kong Holdings Ltd.	3,312,000	17,440,952
#*	Bright Smart Securities & Commodities Group Ltd.	3,018,000	3,418,367
Ω	Budweiser Brewing Co. APAC Ltd.	1,482,700	1,461,899
	Build King Holdings Ltd.	960,000	171,858
#	Cafe de Coral Holdings Ltd.	1,304,000	784,838

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Cathay Pacific Airways Ltd.	6,407,180	$10,045,913
	Cheuk Nang Holdings Ltd.	104,488	15,817
	Chevalier International Holdings Ltd.	130,276	72,042
*	Chi Kan Holdings Ltd.	88,000	25,940
*	Chia Tai Enterprises International Ltd.	15,500	13,352
*	China Energy Development Holdings Ltd.	846,000	170,992
	China Motor Bus Co. Ltd.	6,800	51,137
#*	China Star Entertainment Ltd.	6,896,000	3,922,769
	Chinese Estates Holdings Ltd.	1,775,000	288,426
	Chow Sang Sang Holdings International Ltd.	1,192,000	2,231,745
*	Chuang's Consortium International Ltd.	3,235,553	132,794
	CITIC Telecom International Holdings Ltd.	7,890,000	2,596,948
	CK Asset Holdings Ltd.	1,873,624	10,975,949
	CK Hutchison Holdings Ltd.	2,034,408	16,404,042
	CK Infrastructure Holdings Ltd.	792,045	6,505,265
*	CK Life Sciences International Holdings, Inc.	7,186,000	773,687
	CLP Holdings Ltd.	1,016,500	9,608,496
#	C-Mer Medical Holdings Ltd.	1,248,000	244,467
#††	Convoy, Inc.	23,823,171	95,450
#*	Cowell e Holdings, Inc.	881,000	3,425,683
Ω	Crystal International Group Ltd.	2,080,500	1,961,766
*	CSC Holdings Ltd.	89,370,000	343,187
*	CSI Properties Ltd.	40,033,880	1,014,015
	CTF Services Ltd.	4,726,911	5,537,281
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,226,902	3,172,120
	Dah Sing Financial Holdings Ltd.	851,244	4,116,382
*	Deep Source Holdings Ltd.	9,980,000	1,052,483
	Dickson Concepts International Ltd.	443,000	321,010
		Shares	Value»
HONG KONG — (Continued)
	Dream International Ltd.	352,500	$400,547
*	DTXS Silk Road Investment Holdings Co. Ltd.	6,000	360
#	Dynamic Holdings Ltd.	106,000	161,842
	Eagle Nice International Holdings Ltd.	1,394,000	620,616
	EC Healthcare	994,000	89,156
††	EcoGreen International Group Ltd.	468,240	21,356
*	Emperor Capital Group Ltd.	3,954,000	47,536
	Emperor Watch & Jewellery Ltd.	9,490,000	358,603
*	ENM Holdings Ltd.	1,504,000	70,354
*	Esprit Holdings Ltd.	1,013,096	129,167
	Fairwood Holdings Ltd.	267,000	154,570
*	Far East Consortium International Ltd.	6,742,465	717,275
	First Pacific Co. Ltd.	7,047,756	5,514,478
#*Ω	FIT Hon Teng Ltd.	9,411,000	5,882,661
	Four Seas Mercantile Holdings Ltd.	36,000	12,686
*Ω	Frontage Holdings Corp.	1,256,000	169,935
	FSE Lifestyle Services Ltd.	430,000	313,536
	Galaxy Entertainment Group Ltd.	1,896,000	9,633,126
	Get Nice Holdings Ltd.	159,764	62,033
	Giordano International Ltd.	3,930,000	739,486
	Glorious Sun Enterprises Ltd.	1,763,000	309,291
*	GR Life Style Co. Ltd.	2,932,000	859,336
	Great Eagle Holdings Ltd.	560,652	1,157,455
	G-Resources Group Ltd.	6,254,820	9,616,448
#	Guoco Group Ltd.	27,000	247,004
#	Guotai Junan International Holdings Ltd.	11,609,000	3,970,368
	Hang Lung Group Ltd.	2,683,000	5,777,590
	Hang Lung Properties Ltd.	3,923,656	4,734,570
*	Hanison Construction Holdings Ltd.	269,496	7,582

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Hao Tian International Construction Investment Group Ltd.	15,992,000	$176,135
	Harbour Centre Development Ltd.	158,000	96,698
#	Henderson Land Development Co. Ltd.	1,439,104	5,724,204
	HK Electric Investments & HK Electric Investments Ltd.	4,131,500	3,531,955
*	HKR International Ltd.	3,905,238	612,917
	HKT Trust & HKT Ltd.	12,108,000	18,145,294
	Hong Kong & China Gas Co. Ltd.	10,605,586	9,988,859
	Hong Kong Exchanges & Clearing Ltd.	812,318	44,783,964
	Hong Kong Ferry Holdings Co. Ltd.	506,000	318,426
	Hong Kong Technology Venture Co. Ltd.	1,480,535	271,044
*	Hongkong & Shanghai Hotels Ltd.	2,191,726	1,759,096
*Ω	Honma Golf Ltd.	558,000	222,760
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,062,000	603,194
	Hysan Development Co. Ltd.	960,215	2,637,112
	IGG, Inc.	2,951,000	1,391,898
Ω	Impro Precision Industries Ltd.	810,000	663,911
	International Housewares Retail Co. Ltd.	657,000	58,804
*	IPE Group Ltd.	565,000	51,200
	Jacobson Pharma Corp. Ltd.	572,000	90,621
*	Jakota Capital Holding Group	2,020,000	29,406
	JBM Healthcare Ltd.	210,000	72,013
	Johnson Electric Holdings Ltd.	1,775,318	6,115,106
	K Wah International Holdings Ltd.	3,163,000	1,051,535
	Karrie International Holdings Ltd.	2,258,000	711,173
	Kerry Properties Ltd.	1,243,083	3,773,705
	KLN Logistics Group Ltd.	1,465,291	1,322,812
		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co. Ltd.	1,480,984	$930,865
*	Lai Sun Development Co. Ltd.	1,641,880	139,506
	Lam Soon Hong Kong Ltd.	12,000	19,768
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	401,126	25,358
*	Lerado Financial Group Co. Ltd.	74,000	1,918
	Liu Chong Hing Investment Ltd.	766,000	435,942
	Luk Fook Holdings International Ltd.	1,720,000	7,065,987
#	Man Wah Holdings Ltd.	8,522,000	5,285,749
*	MECOM Power & Construction Ltd.	1,177,500	25,414
*	Melco International Development Ltd.	1,622,000	876,849
	MGM China Holdings Ltd.	1,381,200	2,205,591
*	Midland Holdings Ltd.	1,650,364	642,509
	Miramar Hotel & Investment	590,000	816,270
	Modern Dental Group Ltd.	1,402,000	1,056,682
*	Modern Innovative Digital Technology Co. Ltd.	2,656,000	39,998
#*	Mongolian Mining Corp.	2,307,000	3,995,220
#	MTR Corp. Ltd.	1,259,632	5,569,865
	NagaCorp Ltd.	4,352,192	2,563,926
	Nameson Holdings Ltd.	1,980,000	266,106
*	National United Resources Holdings Ltd.	33,200	2,633
#*	New World Development Co. Ltd.	3,310,284	4,816,352
*††	NewOcean Energy Holdings Ltd.	4,088,000	0
#	Nissin Foods Co. Ltd.	834,000	778,986
	Orbusneich Medical Group Holdings Ltd.	15,500	7,401
	Oriental Watch Holdings	1,663,793	726,144
#*	Oshidori International Holdings Ltd.	17,466,000	2,013,872
	Pacific Basin Shipping Ltd.	23,407,000	9,192,709

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Pacific Textiles Holdings Ltd.	2,144,000	$338,020
	PAX Global Technology Ltd.	2,123,000	1,339,770
	PCCW Ltd.	16,086,308	12,022,026
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,024,000	158,706
	Pico Far East Holdings Ltd.	3,070,000	1,103,693
	Playmates Holdings Ltd.	878,000	55,615
	Plover Bay Technologies Ltd.	1,048,000	935,317
	Power Assets Holdings Ltd.	1,129,000	8,757,371
	PRADA SpA	871,400	4,454,923
	Public Financial Holdings Ltd.	1,422,000	273,218
#Ω	Regina Miracle International Holdings Ltd.	1,231,000	366,662
#	Sa Sa International Holdings Ltd.	3,150,000	237,512
Ω	Samsonite Group SA	4,019,100	10,211,205
	Sands China Ltd.	1,671,200	3,626,970
	SAS Dragon Holdings Ltd.	1,326,000	778,186
	SEA Holdings Ltd.	989,918	166,391
#*	Shandong Hi-Speed Holdings Group Ltd.	569,000	114,803
	Shangri-La Asia Ltd.	4,052,166	2,526,724
*	Shenwan Hongyuan HK Ltd.	1,225,000	214,127
*	Shun Tak Holdings Ltd.	7,414,250	636,984
	Singamas Container Holdings Ltd.	4,296,000	352,079
	Sino Land Co. Ltd.	6,503,156	9,786,657
*	Sinohope Technology Holdings Ltd.	176,500	57,549
	SITC International Holdings Co. Ltd.	4,284,000	15,997,197
#*	SJM Holdings Ltd.	6,231,125	1,912,372
	SmarTone Telecommunications Holdings Ltd.	1,301,930	814,208
*	Solomon Systech International Ltd.	3,932,000	218,891
*	Soundwill Holdings Ltd.	172,500	142,944
*	Starcoin Group Ltd.	1,730,000	18,859
#	Stella International Holdings Ltd.	2,215,000	4,094,951
		Shares	Value»
HONG KONG — (Continued)
#	Sun Hung Kai & Co. Ltd.	2,459,787	$1,352,451
	Sun Hung Kai Properties Ltd.	636,011	10,213,629
#	SUNeVision Holdings Ltd.	2,264,000	1,931,593
#	Swire Pacific Ltd. (19 HK), Class A	885,500	8,544,977
	Swire Pacific Ltd. (87 HK), Class B	1,550,000	2,516,493
	Swire Properties Ltd.	859,050	2,603,824
	TAI Cheung Holdings Ltd.	1,033,000	499,560
	Tai Hing Group Holdings Ltd.	1,534,000	211,860
	Tai Sang Land Development Ltd.	84,523	26,488
	Tan Chong International Ltd.	372,000	90,040
*	Taung Gold International Ltd.	1,110,000	76,771
	Techtronic Industries Co. Ltd.	1,513,500	20,661,541
*	Television Broadcasts Ltd.	1,132,800	440,622
	Texhong International Group Ltd.	902,500	644,516
	Texwinca Holdings Ltd.	1,796,000	299,244
*	Tongda Group Holdings Ltd.	215,399	102,488
	Town Health International Medical Group Ltd.	2,602,000	79,911
	Tradelink Electronic Commerce Ltd.	1,506,000	208,348
	Transport International Holdings Ltd.	1,032,697	1,372,364
	United Laboratories International Holdings Ltd.	5,269,500	8,023,373
*	Unity Group Holdings International Ltd.	1,868,000	62,124
	Value Partners Group Ltd.	3,578,000	1,116,047
	Vedan International Holdings Ltd.	1,188,000	111,795
#	Vitasoy International Holdings Ltd.	2,454,000	2,195,189
*	Viva Goods Co. Ltd.	752,000	61,609
#*	Vobile Group Ltd.	488,000	302,618
	VSTECS Holdings Ltd.	3,775,200	3,735,225
	VTech Holdings Ltd.	617,100	4,805,659
*	Wang On Group Ltd.	16,240,000	49,846

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Wealthink AI-Innovation Capital Ltd.	2,748,000	$64,379
Ω	WH Group Ltd.	26,649,234	31,448,641
	Wharf Real Estate Investment Co. Ltd.	1,488,750	5,168,586
	Wing On Co. International Ltd.	123,137	217,275
	Wing Tai Properties Ltd.	462,000	114,648
	Wynn Macau Ltd.	3,486,400	2,580,019
*	Xingye Alloy Materials Group Ltd.	279,000	36,667
#	Xinyi Glass Holdings Ltd.	7,617,439	9,953,809
	YesAsia Holdings Ltd.	93,000	42,038
#	Yue Yuen Industrial Holdings Ltd.	2,608,000	5,816,611
*	ZO Future Group	244,000	69,946
TOTAL HONG KONG			625,295,477
IRELAND — (0.6%)
	AIB Group PLC	6,712,417	75,032,275
	Bank of Ireland Group PLC	4,521,858	91,872,635
	Cairn Homes PLC	2,901,465	7,169,960
	FBD Holdings PLC (FBD ID)	59,632	1,140,636
	FBD Holdings PLC (FBH LN)	18,709	359,263
	Glanbia PLC (GLB ID)	655,090	12,624,192
	Glanbia PLC (GLB LN)	74,909	1,435,452
*Ω	Glenveagh Properties PLC	2,284,305	5,296,399
	Irish Continental Group PLC (IR5B ID)	491,312	3,717,802
	Kerry Group PLC (KYGA ID), Class A	52,707	4,685,227
	Kerry Group PLC (KYGA LN), Class A	76,886	6,910,734
	Kingspan Group PLC (KGP LN)	19,320	1,673,364
	Kingspan Group PLC (KSP ID)	273,347	23,801,575
*	Permanent TSB Group Holdings PLC	107,914	399,132
TOTAL IRELAND			236,118,646
ISRAEL — (1.4%)
*	Abra Information Technologies Ltd.	2,156	3,806
		Shares	Value»
ISRAEL — (Continued)
#*	Accel Solutions Group Ltd.	153,743	$90,231
#	Ackerstein Group Ltd.	28,881	73,457
*	Adgar Investment & Development Ltd.	169,819	258,792
	Afcon Holdings Ltd.	3,076	319,701
#*	AFI Properties Ltd.	46,860	3,596,889
	Africa Israel Residences Ltd.	13,587	1,272,684
*	Airport City Ltd.	134,264	2,497,685
*	Allot Ltd.	48,893	501,996
#	Alony Hetz Properties & Investments Ltd.	164,092	2,165,231
	Alrov Properties & Lodgings Ltd.	27,535	2,288,083
	Altshuler Shaham Finance Ltd.	212,795	428,599
	Amot Investments Ltd.	284,975	2,206,773
	Analyst IMS Investment Management Services Ltd.	5,882	296,733
	Arad Ltd.	40,774	685,000
*	Argo Properties NV	21,000	849,525
#	Ari Real Estate Arena Investment Ltd.	90,628	126,619
	Aryt Industries Ltd.	9,314	185,571
*	Ashdod Refinery Ltd.	25,528	527,545
#	Ashtrom Group Ltd.	98,372	2,174,877
	AudioCodes Ltd. (AUDC IT)	9,004	74,855
	AudioCodes Ltd. (AUDC US)	51,659	431,353
#	Aura Investments Ltd.	183,463	1,293,689
	Automatic Bank Services Ltd.	36,980	276,710
*	Avgol Industries 1953 Ltd.	189,621	79,422
	Ayalon Holdings Ltd.	25,763	779,598
#	Azorim-Investment Development & Construction Co. Ltd.	211,589	1,354,238
	Azrieli Group Ltd.	23,130	3,101,851
	Bank Hapoalim BM	1,400,697	34,627,233
	Bank Leumi Le-Israel BM	2,382,401	57,271,322
	Baran Group Ltd.	8,955	79,469
*	Bet Shemesh Engines Holdings 1997 Ltd.	17,612	4,448,144
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,178,137	8,162,040
	Big Shopping Centers Ltd.	18,371	4,418,852

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Blue Square Real Estate Ltd.	18,512	$2,701,335
*	Camtek Ltd.	10,598	1,583,998
#	Carasso Motors Ltd.	146,352	1,754,850
#	Carasso Real Estate Ltd.	11,846	129,427
	Castro Model Ltd.	249	11,226
	Cellcom Israel Ltd. (CEL IT)	479,698	5,696,092
	Cellcom Israel Ltd. (CELJF US)	48,866	588,591
*	Cielo-Blu Group Ltd.	108,368	111,236
	Clal Insurance Enterprises Holdings Ltd.	259,218	18,852,164
	Cohen Development Gas & Oil Ltd.	1,276	80,512
*	Compugen Ltd.	69,497	133,028
#	Danel Adir Yeoshua Ltd.	17,414	2,653,314
	Danya Cebus Ltd.	20,883	976,260
	Delek Automotive Systems Ltd.	102,214	763,269
	Delek Group Ltd.	33,597	9,454,828
#	Delta Galil Ltd.	50,740	2,759,396
	Delta Israel Brands Ltd.	2,958	140,581
#	Diplomat Holdings Ltd.	21,354	359,071
#	Direct Finance of Direct Group 2006 Ltd.	5,145	903,774
	Dor Alon Energy in Israel 1988 Ltd.	1,634	87,157
*	Doral Group Renewable Energy Resources Ltd.	281,488	3,937,778
#	Duniec Brothers Ltd.	4,382	382,915
	El Al Israel Airlines	889,826	5,032,154
	Elbit Systems Ltd. (ESLT IT)	1,279	904,635
	Elbit Systems Ltd. (ESLT US)	1,864	1,309,590
	Electra Consumer Products 1970 Ltd.	40,775	1,305,258
	Electra Ltd.	142,780	4,952,080
*	Ellomay Capital Ltd.	2,636	70,853
#	Energix-Renewable Energies Ltd.	185,882	1,181,487
*	Enlight Renewable Energy Ltd. (ENLT IT)	27,899	1,574,423
*	Enlight Renewable Energy Ltd. (ENLT US)	25,101	1,394,863
*	Equital Ltd.	110,684	5,180,356
		Shares	Value»
ISRAEL — (Continued)
*	Fattal Holdings 1998 Ltd.	23,100	$4,752,057
	First International Bank of Israel Ltd.	163,656	13,894,692
	FMS Enterprises Migun Ltd.	12,696	1,096,037
#	Formula Systems 1985 Ltd. (FORTY IT)	49,097	7,835,608
	Fox Wizel Ltd.	45,474	4,591,007
*	Gilat Satellite Networks Ltd.	136,944	2,654,279
	Globrands Ltd.	140	20,732
#*	Hagag Group Real Estate Development	70,548	568,035
	Hamat Group Ltd.	16,096	88,539
	Harel Insurance Investments & Financial Services Ltd.	463,049	21,239,320
	Hilan Ltd.	69,162	5,518,295
	ICL Group Ltd.	636,253	3,454,757
	IDI Insurance Co. Ltd.	38,826	3,049,490
*	IES Holdings Ltd.	6,171	866,856
	Ilex Medical Ltd.	11,771	240,174
	Inrom Construction Industries Ltd.	343,199	2,234,334
	Isracard Ltd.	750,285	3,558,890
#	Israel Canada TR Ltd.	290,996	1,642,014
	Israel Discount Bank Ltd., Class A	1,850,248	21,798,440
#	Israel Shipyards Industries Ltd.	7,736	442,329
*	Israir Group Ltd.	210,321	112,450
	Isras Investment Co. Ltd.	6,182	1,955,647
	Isrotel Ltd.	6,135	341,457
	Issta Ltd.	31,881	1,138,611
	Kamada Ltd. (KMDA IT)	38,092	320,172
*	Kamada Ltd. (KMDA US)	60,456	502,994
#	Kardan Real Estate Enterprise & Development Ltd.	236,728	463,814
	Kenon Holdings Ltd.	57,414	4,094,421
	Kerur Holdings Ltd.	23,328	699,194
#	Klil Industries Ltd.	3,657	231,259
	Kvutzat Acro Ltd.	42,396	591,772
	Lahav L.R. Real Estate Ltd.	70,544	217,117
	Land Development Nimrodi Group Ltd.	78,934	945,779
	Lapidoth Capital Ltd.	23,201	729,687

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Libra Insurance Co. Ltd.	40,052	$233,631
	M Yochananof & Sons Ltd.	19,427	2,314,390
	Magic Software Enterprises Ltd. (MGIC IT)	23,624	615,571
#	Magic Software Enterprises Ltd. (MGIC US)	80,193	2,060,158
*	Malam - Team Ltd.	15,562	659,632
	Matrix IT Ltd.	159,053	7,139,028
#	Max Stock Ltd.	279,739	2,524,848
#*	Maytronics Ltd.	105,870	124,034
	Mediterranean Towers Ltd.	331,622	1,648,154
#	Mega Or Holdings Ltd.	65,529	7,130,570
	Meitav Investment House Ltd.	163,940	6,384,148
#	Melisron Ltd.	31,412	4,115,466
#	MENIF - Financial Services Ltd.	51,070	411,491
	Menora Mivtachim Holdings Ltd.	101,172	13,000,109
*	Meshek Energy Renewable Energies Ltd.	141,298	489,107
#	Meshulam Levinstein Contracting & Engineering Ltd.	6,523	1,315,457
	Migdal Insurance & Financial Holdings Ltd.	1,676,481	8,995,361
	Mivne Real Estate KD Ltd.	839,510	3,912,222
#	Mivtach Shamir Holdings Ltd.	20,143	2,664,677
	Mizrahi Tefahot Bank Ltd.	271,604	21,247,318
	Nawi Group Ltd.	61,800	1,094,679
*	Nayax Ltd.	8,950	502,451
#	Neto Malinda Trading Ltd.	23,959	1,380,179
*	Neto ME Holdings Ltd.	7,170	617,216
	Next Vision Stabilized Systems Ltd.	166,916	15,056,013
#*	Nice Ltd. (NICE US), Sponsored ADR	12,419	1,321,506
*	Nova Ltd. (NVMI IT)	17,977	8,775,386
#	Novolog Ltd.	615,015	243,836
	Oil Refineries Ltd.	6,604,009	2,171,652
	One Software Technologies Ltd.	92,305	2,653,467
*	OPC Energy Ltd.	126,781	3,448,854
*	OY Nofar Energy Ltd.	14,133	705,908
		Shares	Value»
ISRAEL — (Continued)
	Palram Industries 1990 Ltd.	28,635	$522,766
	Partner Communications Co. Ltd.	543,882	6,608,819
	Paz Retail & Energy Ltd.	41,742	10,215,080
	Peninsula Group Ltd.	100,100	116,037
*	Perion Network Ltd.	84,353	730,837
	Phoenix Financial Ltd.	485,234	23,552,123
	Plasson Industries Ltd.	12,200	675,888
	Polyram Plastic Industries Ltd.	33,733	112,648
#	Prashkovsky Investments & Construction Ltd.	27,948	1,411,001
#*	Priortech Ltd.	17,231	1,439,379
	Qualitau Ltd.	7,822	1,691,478
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	4,316,024
#*	Rani Zim Shopping Centers Ltd.	78,875	123,933
	Retailors Ltd.	39,723	566,913
	Sano-Brunos Enterprises Ltd.	139	18,718
	Scope Metals Group Ltd.	33,609	1,986,215
	Shapir Engineering & Industry Ltd.	107,995	1,037,746
*	Shikun & Binui Ltd.	787,838	4,593,279
*	Shikun & Binui Soltec Renewable Energy	268,590	295,099
	Shufersal Ltd.	406,997	5,256,384
	Strauss Group Ltd.	63,527	2,397,660
	Summit Real Estate Holdings Ltd.	179,065	3,643,525
	Suny Cellular Communication Ltd.	79,718	41,797
#	Tadiran Group Ltd.	11,528	571,443
Ω	Tamar Petroleum Ltd.	104,308	1,147,493
#*	TAT Technologies Ltd.	7,244	356,151
	Tel Aviv Stock Exchange Ltd.	202,604	7,784,117
#	Telsys Ltd.	9,672	713,258
*	Tera Light Ltd.	1,738	8,573
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	314,182	10,659,681
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	556,446	18,963,680

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Tiv Taam Holdings 1 Ltd.	178,520	$642,143
*	Tower Semiconductor Ltd. (TSEM IT)	600	79,226
*	Tower Semiconductor Ltd. (TSEM US)	15,892	2,141,129
	Turpaz Industries Ltd.	18,282	460,924
*	Veridis Environment Ltd.	55,219	637,640
	Victory Supermarket Chain Ltd.	102	1,817
	Villar International Ltd.	2,888	171,701
	YD More Investments Ltd.	95,730	1,482,344
#	YH Dimri Construction & Development Ltd.	14,793	1,878,173
TOTAL ISRAEL			569,814,694
ITALY — (3.4%)
	A2A SpA	6,781,820	20,459,378
	ACEA SpA	221,961	6,186,561
	Aeroporto Guglielmo Marconi Di Bologna SpA	1,089	13,953
#*	Altea Green Power SpA	8,867	82,419
	Amplifon SpA	285,153	4,597,424
#*	Aquafil SpA	6,915	11,759
	Ariston Holding NV	147,396	831,270
	Arnoldo Mondadori Editore SpA	683,078	1,726,747
	Ascopiave SpA	306,115	1,221,032
	Avio SpA	5,224	215,003
	Azimut Holding SpA	502,932	21,245,811
	Banca Generali SpA	294,523	19,844,975
	Banca IFIS SpA	132,780	4,323,867
	Banca Mediolanum SpA	636,988	14,942,594
	Banca Monte dei Paschi di Siena SpA	6,979,209	72,400,893
#	Banca Profilo SpA	801,513	170,012
*Ω	Banca Sistema SpA	116,545	220,375
	Banco BPM SpA	4,773,661	71,553,898
	Banco di Desio e della Brianza SpA	113,245	1,252,330
	BasicNet SpA	4,285	36,274
*Ω	BFF Bank SpA	616,198	5,908,837
#	Biesse SpA	19,053	140,798
	BPER Banca SpA	8,255,460	116,265,186
	Brembo NV	370,920	4,461,921
#	Brunello Cucinelli SpA	136,585	13,090,884
	Buzzi SpA	359,898	20,485,961
		Shares	Value»
ITALY — (Continued)
*	Cairo Communication SpA	249,371	$829,464
	Cembre SpA	6,702	553,374
	Cementir Holding NV	193,185	4,343,751
*	CIR SpA-Compagnie Industriali	2,238,490	1,855,401
	Comer Industries SpA	993	60,720
	Credito Emiliano SpA	406,582	7,478,292
	d'Amico International Shipping SA	228,606	1,614,704
	Danieli & C Officine Meccaniche SpA (DAN IM)	55,127	4,069,923
	Danieli & C Officine Meccaniche SpA (DANR IM)	168,930	8,715,338
	Datalogic SpA	47,372	233,403
	Davide Campari-Milano NV	477,879	3,405,939
	De' Longhi SpA	147,083	6,502,125
*Ω	doValue SpA	357,757	1,111,818
	Emak SpA	236,352	264,221
Ω	Enav SpA	107,033	617,746
	Enel SpA	7,879,569	87,057,788
#	Eni SpA (E US), Sponsored ADR	33,688	1,378,513
	Eni SpA (ENI IM)	4,730,086	96,678,733
#	ERG SpA	76,058	2,024,203
	Esprinet SpA	111,973	824,068
	Ferrari NV (RACE IM)	106,547	35,538,371
#	Ferretti SpA	309,514	1,319,940
	Fiera Milano SpA	15,032	124,035
	Fila SpA	71,207	773,379
	FinecoBank Banca Fineco SpA	1,740,117	46,130,906
#	FNM SpA	327,405	192,501
	Garofalo Health Care SpA	26,893	178,136
	Gefran SpA	22,463	289,440
	Generali	174,768	7,128,852
#	GPI SpA	4,446	95,002
	Hera SpA	3,371,107	16,682,611
	IMMSI SpA	455,316	287,776
	Industrie De Nora SpA	33,416	301,534
Ω	Infrastrutture Wireless Italiane SpA	334,133	2,953,956
	Intercos SpA	80,070	1,211,680
	Interpump Group SpA	69,068	4,006,982
	Intesa Sanpaolo SpA	8,812,451	62,386,715
	Iren SpA	1,706,523	5,462,311
	Italgas SpA	1,801,331	21,641,516
#	Italian Sea Group SpA	43,184	217,586
	Italmobiliare SpA	46,986	1,551,486
#	Iveco Group NV	824,488	18,442,705
	Leonardo SpA	226,762	15,153,735

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Lottomatica Group SpA	190,688	$4,690,566
	LU-VE SpA	14,085	670,478
	Maire SpA	626,222	10,941,568
#*††	Mariella Burani Fashion Group SpA	2,868	0
#	MARR SpA	59,867	635,929
	MFE-MediaForEurope NV, Class A	813,705	2,990,027
	MFE-MediaForEurope NV (MFEA IM), Class A	209,625	781,967
	Moltiply Group SpA	61,269	2,531,195
	Moncler SpA	320,938	18,699,027
*	NewPrinces SpA	37,066	862,842
#Ω	Nexi SpA	1,176,974	5,025,047
	Orsero SpA	37,607	869,900
Ω	OVS SpA	1,268,772	7,171,522
#	Pharmanutra SpA	10,709	801,814
*Ω	Philogen SpA	1,900	47,377
#	Piaggio & C SpA	527,512	1,090,932
Ω	Pirelli & C SpA	1,635,842	12,318,233
Ω	Poste Italiane SpA	532,813	14,033,310
	Prysmian SpA	502,780	59,550,898
Ω	RAI Way SpA	443,480	3,007,110
	Recordati Industria Chimica e Farmaceutica SpA	249,193	13,730,366
	Reply SpA	53,401	7,001,030
*	Revo SpA	3,895	103,283
	Rizzoli Corriere Della Sera Mediagroup SpA	497,877	575,377
	Sabaf SpA	30,524	499,762
*	Safilo Group SpA	347,582	881,024
#	Saipem SpA	4,762,999	17,590,971
#*	Salvatore Ferragamo SpA	84,773	667,822
#	Sanlorenzo SpA	47,892	1,835,034
	Sesa SpA	28,162	2,987,365
	Snam SpA	2,079,886	14,294,399
	Sogefi SpA	283,296	1,079,091
	SOL SpA	145,703	7,844,446
	Stellantis NV (STLA UX)	11,429	112,804
	Stellantis NV (STLAM IM)	4,345,647	42,641,425
#	Tamburi Investment Partners SpA	249,351	2,822,870
Ω	Technogym SpA	468,672	9,787,227
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	175,544	1,179,656
*	Telecom Italia SpA (TIT IM)	43,017,389	29,180,109
*	Telecom Italia SpA (TITR IM)	15,117,382	12,003,585
		Shares	Value»
ITALY — (Continued)
	Tenaris SA (TEN IM)	417,015	$9,263,130
#	Tenaris SA (TS US), ADR	169,329	7,501,275
	Terna - Rete Elettrica Nazionale	2,080,599	22,546,019
*	Tesmec SpA	990,230	190,082
*	TREVI - Finanziaria Industriale SpA	627,902	521,112
#	TXT e-solutions SpA	17,157	579,803
	UniCredit SpA	1,613,223	140,585,973
	Unipol Assicurazioni SpA	2,005,427	44,664,392
	Webuild SpA	1,771,194	7,336,122
#	Wiit SpA	44,398	1,375,112
#	Zignago Vetro SpA	22,251	199,863
TOTAL ITALY			1,421,681,112
JAPAN — (21.2%)
#	&Do Holdings Co. Ltd.	31,000	218,796
	77 Bank Ltd.	289,675	15,908,780
	A&D HOLON Holdings Co. Ltd.	107,100	1,582,042
	AB & Company Co. Ltd.	13,700	106,916
#	ABC-Mart, Inc.	305,100	4,887,699
#	Achilles Corp.	35,900	338,290
	Acom Co. Ltd.	809,700	2,678,513
#	AD Works Group Co. Ltd.	181,599	520,489
	ADEKA Corp.	369,800	10,992,052
#	Ad-sol Nissin Corp.	60,600	691,984
#	Adtec Plasma Technology Co. Ltd.	5,600	58,306
#	Advan Group Co. Ltd.	48,000	294,934
#	Advanced Media, Inc.	34,100	237,794
	Advantest Corp.	654,100	108,179,295
	Aeon Co. Ltd.	2,057,460	28,141,108
#*	Aeon Fantasy Co. Ltd.	25,500	469,572
#	AEON Financial Service Co. Ltd.	246,700	2,692,902
#	Aeon Hokkaido Corp.	124,100	751,857
#	Aeon Kyushu Co. Ltd.	7,100	133,633
#	AFC-HD AMS Life Science Co. Ltd.	22,471	128,431
	AGC, Inc.	260,200	9,601,244
#	Ahresty Corp.	70,500	377,427
	Ai Holdings Corp.	66,600	1,148,151
	Aica Kogyo Co. Ltd.	197,700	4,487,505
	Aichi Corp.	141,700	1,249,301
#	Aichi Financial Group, Inc.	91,551	3,248,294
	Aichi Steel Corp.	236,800	4,715,330
#	Aichi Tokei Denki Co. Ltd.	34,800	627,515

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aida Engineering Ltd.	119,500	$925,684
#	Aidma Holdings, Inc.	4,300	59,239
	Aiful Corp.	1,007,600	3,582,738
#	AIMECHATEC Ltd.	9,900	553,456
	Ain Holdings, Inc.	92,698	3,871,050
	Aiphone Co. Ltd.	49,000	941,551
	Air Water, Inc.	703,800	10,683,130
#	Airman Corp.	91,200	1,138,538
	Airport Facilities Co. Ltd.	123,000	781,115
#	Airtech Japan Ltd.	16,800	133,902
#	Airtrip Corp.	25,000	119,615
	Aisan Industry Co. Ltd.	198,800	2,829,643
	Aisin Corp.	998,546	17,888,953
#	AIT Corp.	35,800	519,310
#	Aizawa Securities Group Co. Ltd.	29,800	273,633
	Ajinomoto Co., Inc.	659,000	15,075,837
	Ajis Co. Ltd.	17,700	361,779
	Akatsuki Corp.	80,800	325,142
	Akatsuki, Inc.	20,900	344,096
#*	Akebono Brake Industry Co. Ltd.	407,724	298,444
#	Akita Bank Ltd.	48,000	1,577,357
#	Albis Co. Ltd.	17,400	294,719
	Alconix Corp.	107,135	1,879,958
	Alfresa Holdings Corp.	545,200	8,780,376
#	Alinco, Inc.	65,700	476,119
#	Alleanza Holdings Co. Ltd.	30,800	215,031
#	Allied Telesis Holdings KK	36,900	75,862
#	Alpen Co. Ltd.	55,874	784,114
	Alpha Corp.	28,109	232,303
#	Alpha Systems, Inc.	14,420	353,243
#	AlphaPolis Co. Ltd.	29,200	295,164
	Alps Alpine Co. Ltd.	610,204	7,992,388
	ALSOK Co. Ltd.	1,001,400	7,757,756
#	Altech Corp.	90,210	1,533,894
	Amada Co. Ltd.	1,035,300	13,262,866
	Amano Corp.	196,700	4,992,161
#	Amiyaki Tei Co. Ltd.	35,700	320,509
	Amuse, Inc.	43,379	565,502
#	Amvis Holdings, Inc.	92,200	284,544
	ANA Holdings, Inc.	76,752	1,490,133
	Anabuki Kosan, Inc.	10,600	159,625
	Anest Iwata Corp.	140,700	1,504,423
	Anicom Holdings, Inc.	243,700	1,658,160
	Anrakutei Co. Ltd.	5,900	141,862
#	Anycolor, Inc.	87,300	2,492,118
#	AnyMind Group, Inc.	24,000	104,039
#	AOI Electronics Co. Ltd.	10,400	176,507
	AOKI Holdings, Inc.	134,600	1,607,356
	Aoyama Trading Co. Ltd.	104,100	1,766,942
		Shares	Value»
JAPAN — (Continued)
#	Aoyama Zaisan Networks Co. Ltd.	90,200	$882,442
	Aozora Bank Ltd.	238,800	3,868,818
	Appier Group, Inc.	216,800	1,456,151
#	Arakawa Chemical Industries Ltd.	58,204	495,119
	Arata Corp.	89,500	1,785,588
	Araya Industrial Co. Ltd.	17,500	595,667
#	ARCLANDS Corp.	189,286	2,343,785
	Arcs Co. Ltd.	156,673	3,519,854
	ARE Holdings, Inc.	263,800	6,184,296
	Arealink Co. Ltd.	146,400	1,052,039
*	Arent, Inc.	4,000	93,483
	Argo Graphics, Inc.	192,800	1,795,634
	Arisawa Manufacturing Co. Ltd.	138,300	1,598,245
	Artience Co. Ltd.	147,400	3,533,813
#	Artnature, Inc.	43,100	230,080
#	Artner Co. Ltd.	20,400	273,536
	As One Corp.	172,460	2,590,517
	Asahi Co. Ltd.	64,200	535,352
	Asahi Diamond Industrial Co. Ltd.	152,227	890,899
	Asahi Group Holdings Ltd.	1,878,100	19,661,549
	Asahi Intecc Co. Ltd.	402,100	6,703,071
	Asahi Kasei Corp.	3,073,200	29,813,136
	Asahi Kogyosha Co. Ltd.	72,600	1,692,348
#	Asahi Net, Inc.	66,100	303,534
#	Asahi Yukizai Corp.	70,100	2,449,276
	Asanuma Corp.	315,600	2,157,109
	Asax Co. Ltd.	6,600	39,854
	Asia Pile Holdings Corp.	181,100	1,648,593
	Asics Corp.	894,500	21,533,009
	ASKA Pharmaceutical Holdings Co. Ltd.	78,800	1,274,282
	ASKUL Corp.	113,500	1,002,491
	Astellas Pharma, Inc.	2,404,400	33,444,929
#	Astena Holdings Co. Ltd.	113,300	350,598
#	Asteria Corp.	8,800	73,889
	Asti Corp.	3,099	53,136
	Atrae, Inc.	67,800	304,198
*	Atsugi Co. Ltd.	32,400	242,144
	Aucnet, Inc.	86,000	1,143,667
	Autobacs Seven Co. Ltd.	151,800	1,617,059
	Aval Data Corp.	12,800	244,763
	Avant Group Corp.	83,700	889,196
	Avex, Inc.	86,415	668,798
	Awa Bank Ltd.	247,522	8,323,443
#	Axell Corp.	18,200	144,535
	Axial Retailing, Inc.	192,856	1,448,222
	Azbil Corp.	1,000,220	8,753,631

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AZ-COM MARUWA Holdings, Inc.	229,600	$1,473,697
	AZOOM Co. Ltd.	16,900	495,102
	Bandai Namco Holdings, Inc.	655,000	16,996,406
	Bando Chemical Industries Ltd.	150,900	1,976,821
*	Bank of Innovation, Inc.	1,200	48,744
	Bank of Iwate Ltd.	43,900	1,736,243
	Bank of Nagoya Ltd.	164,097	5,199,651
	Bank of Saga Ltd.	53,580	1,594,846
	Bank of the Ryukyus Ltd.	277,500	3,959,425
	Base Co. Ltd.	21,100	415,830
*	baudroie, Inc.	17,800	235,482
	BayCurrent, Inc.	265,000	9,337,352
#	Beauty Garage, Inc.	13,300	125,918
	Belc Co. Ltd.	44,638	2,211,375
	Bell System24 Holdings, Inc.	101,900	944,902
	Bell-Park Co. Ltd.	4,400	72,780
	Belluna Co. Ltd.	219,708	1,383,635
*	Bengo4.com, Inc.	16,600	312,109
#	Bewith, Inc.	13,700	147,152
	Bic Camera, Inc.	314,300	3,492,519
	BIPROGY, Inc.	247,200	8,209,351
	B-Lot Co. Ltd.	41,200	400,901
	Blue Zones Holdings Co. Ltd.	94,000	5,393,892
	BML, Inc.	110,500	2,796,409
#	Bookoff Group Holdings Ltd.	42,000	430,707
	Bourbon Corp.	2,800	49,247
*††	Bourbon Corp. SA	56,660	0
#	Br Holdings Corp.	76,900	175,540
#	B-R31 Ice Cream Co. Ltd.	4,200	108,330
	Bridgestone Corp.	1,727,000	38,882,123
#	Broadband Tower, Inc.	108,000	124,480
	Broadleaf Co. Ltd.	69,300	296,260
#	Broadmedia Corp.	5,800	72,653
#	BRONCO BILLY Co. Ltd.	6,800	168,444
	Brother Industries Ltd.	633,000	12,905,346
#	Buffalo, Inc.	23,000	669,797
	Bunka Shutter Co. Ltd.	243,600	3,185,110
	Business Brain Showa-Ota, Inc.	20,900	454,321
	Business Engineering Corp.	79,000	732,424
	BuySell Technologies Co. Ltd.	13,900	440,753
	C Uyemura & Co. Ltd.	21,700	2,509,534
		Shares	Value»
JAPAN — (Continued)
	CAC Holdings Corp.	44,300	$574,641
	Calbee, Inc.	292,500	5,723,066
#	Can Do Co. Ltd.	3,100	68,637
	Canon Marketing Japan, Inc.	144,000	6,282,520
	Canon, Inc. (7751 JP)	522,734	15,911,436
#	Canon, Inc. (CAJ US), Sponsored ADR	28,383	863,695
	Capcom Co. Ltd.	622,300	15,861,746
	Career Design Center Co. Ltd.	16,300	257,924
#	Careerlink Co. Ltd.	17,000	290,353
#	Carlit Co. Ltd.	63,800	936,523
	Casio Computer Co. Ltd.	305,600	2,987,850
	Cawachi Ltd.	76,500	1,533,257
	CCI Group, Inc.	1,005,000	6,028,014
#	CDS Co. Ltd.	5,900	69,328
	Celsys, Inc.	170,800	1,597,921
	Central Automotive Products Ltd.	111,900	1,513,024
	Central Glass Co. Ltd.	124,100	2,925,505
	Central Japan Railway Co.	205,900	5,744,212
#	Central Security Patrols Co. Ltd.	26,000	490,346
#	Central Sports Co. Ltd.	15,106	237,892
#	Ceres, Inc.	28,900	342,858
#	Change Holdings, Inc.	84,400	574,108
	Charm Care Corp. KK	62,400	526,170
	Chiba Bank Ltd.	893,763	12,100,402
#	Chiba Kogyo Bank Ltd.	204,900	2,635,901
#	Chikaranomoto Holdings Co. Ltd.	33,000	306,464
#	Chino Corp.	62,600	569,441
	Chiyoda Co. Ltd.	57,500	408,631
*	Chiyoda Corp.	342,600	2,847,760
	Chiyoda Integre Co. Ltd.	54,000	1,155,225
	Chofu Seisakusho Co. Ltd.	42,500	550,069
	Chori Co. Ltd.	47,000	1,200,347
#	Choushimaru Co. Ltd.	6,100	64,087
	Chubu Electric Power Co., Inc.	538,900	7,829,465
	Chubu Shiryo Co. Ltd.	112,498	1,316,020
#	Chubu Steel Plate Co. Ltd.	5,000	71,335
	Chudenko Corp.	153,300	4,372,598
	Chuetsu Pulp & Paper Co. Ltd.	25,911	337,921

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chugai Pharmaceutical Co. Ltd.	439,200	$25,087,405
#	Chugai Ro Co. Ltd.	24,100	730,855
	Chugin Financial Group, Inc.	471,300	8,530,652
	Chugoku Electric Power Co., Inc.	499,300	3,187,068
	Chugoku Marine Paints Ltd.	139,900	3,945,728
	Chuo Gyorui Co. Ltd.	3,800	90,617
#	Chuo Spring Co. Ltd.	85,869	1,897,152
	Chuo Warehouse Co. Ltd.	6,500	71,898
	Citizen Watch Co. Ltd.	1,008,150	8,910,236
	CKD Corp.	147,900	3,945,108
#	CK-San-Etsu Co. Ltd.	12,900	356,809
#	Cleanup Corp.	135,600	766,239
#	CMK Corp.	213,600	756,497
	Coca-Cola Bottlers Japan Holdings, Inc.	397,552	8,868,071
	COLOPL, Inc.	210,372	607,406
#	Colowide Co. Ltd.	337,900	3,854,649
	Computer Engineering & Consulting Ltd.	85,900	1,224,711
#	Computer Institute of Japan Ltd.	143,970	488,069
	COMSYS Holdings Corp.	283,594	8,860,596
	Comture Corp.	72,500	761,317
#	Copro-Holdings Co. Ltd.	33,400	232,289
	Core Concept Technologies, Inc.	5,700	46,927
#	Core Corp.	17,200	255,569
#	Corona Corp.	47,600	292,622
#	Cosel Co. Ltd.	52,000	392,165
	Cosmo Energy Holdings Co. Ltd.	531,600	15,941,155
	Cosmos Initia Co. Ltd.	46,200	350,837
	Cosmos Pharmaceutical Corp.	97,400	4,363,158
#	Cota Co. Ltd.	68,481	520,147
#	Create Restaurants Holdings, Inc.	950,800	4,550,415
	Create SD Holdings Co. Ltd.	88,100	1,850,548
	Credit Saison Co. Ltd.	591,900	15,980,161
	Creek & River Co. Ltd.	34,600	340,500
	Cresco Ltd.	134,600	1,461,403
#	Cross Cat Co. Ltd.	18,700	125,426
		Shares	Value»
JAPAN — (Continued)
*	CrowdWorks, Inc.	42,599	$214,162
	CTI Engineering Co. Ltd.	107,200	2,049,173
#	CTS Co. Ltd.	57,200	377,236
#*	CUC, Inc.	24,800	135,812
	Curves Holdings Co. Ltd.	170,500	822,304
	CyberAgent, Inc.	791,100	7,176,925
#	Cybozu, Inc.	112,900	1,741,210
	Dai Nippon Printing Co. Ltd.	568,800	10,205,524
	Dai Nippon Toryo Co. Ltd.	107,600	959,125
	Daicel Corp.	955,500	9,020,102
	Dai-Dan Co. Ltd.	331,800	5,755,283
#	Daido Metal Co. Ltd.	171,824	1,143,091
	Daido Steel Co. Ltd.	446,600	5,736,949
	Daiei Kankyo Co. Ltd.	35,800	944,238
	Daifuku Co. Ltd.	323,200	11,594,214
	Daihatsu Infinearth Mfg Co. Ltd.	76,100	1,210,065
	Daiho Corp.	143,000	726,694
	Dai-Ichi Cutter Kogyo KK	25,300	225,312
	Daiichi Jitsugyo Co. Ltd.	78,000	1,605,484
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	45,000	679,513
	Dai-ichi Life Holdings, Inc.	2,981,752	26,221,953
	Daiichi Sankyo Co. Ltd.	237,700	4,354,572
	Daiichikosho Co. Ltd.	256,589	2,774,398
	Daiken Medical Co. Ltd.	51,100	154,979
	Daiki Aluminium Industry Co. Ltd.	158,400	1,344,051
	Daikin Industries Ltd.	174,100	20,862,469
#	Daikoku Denki Co. Ltd.	30,200	555,384
#	Daikokutenbussan Co. Ltd.	30,600	1,004,708
	Daikyonishikawa Corp.	147,000	779,311
	Dainichi Co. Ltd.	14,200	83,381
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	61,459	1,731,185
#	Daio Paper Corp.	334,800	2,100,999
	Daiseki Co. Ltd.	138,947	3,122,912
	Daishi Hokuetsu Financial Group, Inc.	1,104,144	13,163,704
#	Daishinku Corp.	162,200	617,902

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daisue Construction Co. Ltd.	42,100	$1,043,166
#	Daisyo Corp.	12,400	91,598
	Daito Pharmaceutical Co. Ltd.	87,068	751,628
	Daito Trust Construction Co. Ltd.	362,300	7,353,756
	Daitron Co. Ltd.	88,200	1,445,924
	Daiwa House Industry Co. Ltd.	1,163,900	39,658,806
	Daiwa Industries Ltd.	108,100	1,087,105
	Daiwa Securities Group, Inc.	1,774,500	17,291,406
	Daiwabo Holdings Co. Ltd.	442,200	8,696,230
	DCM Holdings Co. Ltd.	532,280	5,612,226
#	Dear Life Co. Ltd.	135,400	1,004,430
	Delica Foods Holdings Co. Ltd.	22,500	129,222
#	DeNA Co. Ltd.	333,700	5,472,314
#	Denka Co. Ltd.	408,800	7,868,514
	Denso Corp.	846,100	11,739,436
	Dentsu Group, Inc.	295,300	5,732,226
	Dentsu Soken, Inc.	299,100	4,714,735
#	Denyo Co. Ltd.	75,900	1,799,942
	Dexerials Corp.	547,200	9,600,205
	DIC Corp.	321,084	7,858,488
	Digital Arts, Inc.	38,200	1,387,416
#	Digital Hearts Holdings Co. Ltd.	26,400	157,120
*	Digital Holdings, Inc.	41,000	535,135
	Digital Information Technologies Corp.	79,800	656,826
#	Dip Corp.	75,286	999,230
	Disco Corp.	80,600	34,355,798
#	DKK Co. Ltd.	18,400	318,926
#	DKS Co. Ltd.	33,353	2,214,182
	DMG Mori Co. Ltd.	459,900	8,116,426
	DMW Corp.	900	31,413
	Doshisha Co. Ltd.	89,300	1,866,824
#	Double Standard, Inc.	16,200	176,330
#	Doutor Nichires Holdings Co. Ltd.	132,223	2,410,885
	Dowa Holdings Co. Ltd.	211,900	12,550,412
	DTS Corp.	689,600	5,617,822
	Duskin Co. Ltd.	168,600	4,630,849
#	DyDo Group Holdings, Inc.	67,600	1,078,849
#	Eagle Industry Co. Ltd.	93,500	1,872,761
	Earth Corp.	4,700	148,549
	East Japan Railway Co.	310,800	7,802,398
#	EAT&HOLDINGS Co. Ltd.	15,200	202,905
		Shares	Value»
JAPAN — (Continued)
#	Ebara Corp.	926,000	$28,034,493
#	Ebara Foods Industry, Inc.	12,000	202,513
	Ebara Jitsugyo Co. Ltd.	51,800	717,699
	Ebase Co. Ltd.	66,762	188,533
#	Eco's Co. Ltd.	42,100	829,939
	EDION Corp.	436,100	5,969,516
	eGuarantee, Inc.	99,200	1,124,393
#	Ehime Bank Ltd.	135,298	1,488,253
	Eidai Co. Ltd.	13,700	20,824
	Eisai Co. Ltd.	147,387	4,109,066
	Eizo Corp.	144,000	2,016,304
	EJ Holdings, Inc.	42,900	499,310
	Elan Corp.	54,400	235,879
	Elecom Co. Ltd.	141,200	1,509,015
	Electric Power Development Co. Ltd.	184,300	3,914,205
	EM Systems Co. Ltd.	88,600	417,084
	en, Inc.	93,176	865,878
	Endo Lighting Corp.	54,000	831,048
	ENEOS Holdings, Inc.	6,605,020	55,825,052
	Enomoto Co. Ltd.	32,800	516,386
#	Enplas Corp.	19,600	1,152,105
	Ensuiko Sugar Refining Co. Ltd.	16,700	58,355
	Entrust, Inc.	26,700	194,571
#	eRex Co. Ltd.	39,000	158,900
	ERI Holdings Co. Ltd.	10,700	298,433
#	ES-Con Japan Ltd.	125,900	972,096
	Eslead Corp.	38,800	1,697,549
	ESPEC Corp.	68,000	1,512,322
#	Eternal Hospitality Group Co. Ltd.	15,900	362,795
*	euglena Co. Ltd.	124,900	336,590
	eWeLL Co. Ltd.	22,700	367,565
*	ExaWizards, Inc.	73,200	338,841
	Exedy Corp.	149,100	5,494,413
	EXEO Group, Inc.	672,895	11,226,728
	Ezaki Glico Co. Ltd.	111,600	4,008,778
#	F&M Co. Ltd.	23,100	363,939
	FaithNetwork Co. Ltd.	36,500	197,631
#	FALCO HOLDINGS Co. Ltd.	40,100	693,940
	FANUC Corp.	123,066	4,941,663
	Fast Retailing Co. Ltd.	125,800	47,996,829
	FCC Co. Ltd.	168,100	4,092,497
*	f-code, Inc.	13,000	139,163
	Feed One Co. Ltd.	65,316	471,001
#	Ferrotec Corp.	305,100	11,665,035
#	FFRI Security, Inc.	13,600	816,967
	FIDEA Holdings Co. Ltd.	119,140	1,545,861
	Financial Partners Group Co. Ltd.	251,600	3,305,381

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	FINDEX, Inc.	29,500	$164,026
#	Fintech Global, Inc.	632,200	598,442
	First Bank of Toyama Ltd.	54,000	777,822
#	Fixstars Corp.	63,900	627,850
	FJ Next Holdings Co. Ltd.	90,900	862,317
#	Focus Systems Corp.	33,300	395,500
	Food & Life Cos. Ltd.	407,300	22,250,782
	Forval Corp.	4,000	29,561
#	Foster Electric Co. Ltd.	92,510	1,660,817
	FP Corp.	151,800	2,584,086
#	FP Partner, Inc.	13,000	188,870
#	France Bed Holdings Co. Ltd.	103,000	886,724
	Freebit Co. Ltd.	55,800	594,916
#*	Fronteo, Inc.	17,100	92,534
	F-Tech, Inc.	69,700	355,847
	FTGroup Co. Ltd.	45,100	373,899
#	Fudo Tetra Corp.	67,920	1,319,313
#	Fuji Co. Ltd.	15,000	204,423
	Fuji Corp. (6134 JP)	277,200	6,829,333
	Fuji Corp. Ltd.	154,155	823,057
	Fuji Electric Co. Ltd.	284,760	20,284,199
#	Fuji Kyuko Co. Ltd.	59,600	789,545
	Fuji Media Holdings, Inc.	160,200	4,034,034
	Fuji Nihon Corp.	10,800	44,100
	Fuji Oil Co. Ltd.	187,500	4,908,298
#	Fuji Pharma Co. Ltd.	53,500	661,169
	Fuji Seal International, Inc.	147,407	3,048,475
	Fuji United Holdings Co. Ltd.	10,700	87,587
#	Fujibo Holdings, Inc.	47,400	2,640,233
#	Fujicco Co. Ltd.	42,100	440,082
	FUJIFILM Holdings Corp.	569,025	11,366,422
	Fujikura Composites, Inc.	101,100	1,484,553
#	Fujikura Kasei Co. Ltd.	84,700	407,944
	Fujikura Ltd.	428,900	53,907,121
	Fujimi, Inc.	92,000	1,626,256
	Fujishoji Co. Ltd.	21,200	149,544
	Fujita Kanko, Inc.	124,500	2,006,681
	Fujitsu Ltd.	1,360,790	37,810,615
#	Fujiya Co. Ltd.	40,900	677,433
#	FuKoKu Co. Ltd.	45,600	592,548
	Fukuda Corp.	23,900	1,205,725
	Fukuda Denshi Co. Ltd.	80,100	4,392,179
	Fukui Bank Ltd.	56,242	1,062,569
	Fukui Computer Holdings, Inc.	26,500	542,377
	Fukuoka Financial Group, Inc.	312,656	11,369,370
		Shares	Value»
JAPAN — (Continued)
	Fukuyama Transporting Co. Ltd.	78,100	$2,322,641
	FULLCAST Holdings Co. Ltd.	54,900	597,685
	Fumakilla Ltd.	16,801	125,859
	Funai Soken Holdings, Inc.	175,440	1,271,713
#	Furukawa Co. Ltd.	133,164	3,988,073
	Furukawa Electric Co. Ltd.	217,688	18,962,547
#	Furuno Electric Co. Ltd.	108,000	4,984,387
#	Furuya Metal Co. Ltd.	46,300	1,264,042
	Furyu Corp.	39,500	263,578
	Fuso Chemical Co. Ltd.	108,200	5,214,996
	Fuso Pharmaceutical Industries Ltd.	24,398	358,884
#	Futaba Corp.	78,800	326,848
	Futaba Industrial Co. Ltd.	268,800	1,808,593
	Future Corp.	213,800	2,623,585
	Fuyo General Lease Co. Ltd.	283,500	7,972,569
	G-7 Holdings, Inc.	126,400	1,193,425
	GA Technologies Co. Ltd.	58,000	583,600
	Gakken Holdings Co. Ltd.	112,000	759,070
	Gakkyusha Co. Ltd.	28,400	441,056
	Gakujo Co. Ltd.	32,900	377,462
	Galilei Co. Ltd.	113,600	2,833,821
	Gecoss Corp.	56,149	575,378
#*	Geniee, Inc.	19,700	139,949
#	Genki Global Dining Concepts Corp.	55,800	1,121,584
	Genky DrugStores Co. Ltd.	81,600	2,225,106
	Geo Holdings Corp.	113,200	1,333,493
#	Gift Holdings, Inc.	28,100	666,887
#	giftee, Inc.	42,300	348,260
#	Giken Ltd.	26,400	341,594
	Global Link Management KK	20,800	279,144
#	Global Ltd.	6,700	39,660
	Global Security Experts, Inc.	3,400	64,971
	GLOBERIDE, Inc.	91,298	1,298,522
	Glory Ltd.	174,345	4,541,308
	GLtechno Holdings, Inc.	31,300	659,011
#	GMO Financial Gate, Inc.	7,000	230,211
#	GMO Financial Holdings, Inc.	144,300	830,421

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	GMO GlobalSign Holdings KK	13,800	$201,123
	GMO internet group, Inc.	262,700	6,546,797
	GMO Payment Gateway, Inc.	86,100	4,972,784
	Godo Steel Ltd.	53,900	1,395,322
#*	Gokurakuyu Holdings Co. Ltd.	39,100	123,092
	Goldcrest Co. Ltd.	79,030	1,698,686
	Goldwin, Inc.	183,600	3,064,129
#	Good Com Asset Co. Ltd.	17,100	145,065
#	Gourmet Kineya Co. Ltd.	6,500	42,070
#	Grandy House Corp.	64,100	260,579
	GREE Holdings, Inc.	204,100	534,999
	Greens Co. Ltd.	36,900	504,001
	grems, Inc.	28,400	441,766
	GS Yuasa Corp.	337,199	7,849,490
	GSI Creos Corp.	42,300	686,915
	G-Tekt Corp.	66,389	842,479
#	Gun-Ei Chemical Industry Co. Ltd.	15,000	474,566
*	GungHo Online Entertainment, Inc.	11,058	187,941
	Gunma Bank Ltd.	1,197,801	15,079,963
	Gunosy, Inc.	21,700	80,123
	Gunze Ltd.	147,600	4,290,564
	H.U. Group Holdings, Inc.	162,500	3,375,267
	H2O Retailing Corp.	332,560	4,554,033
	Hachijuni Nagano Bank Ltd.	1,450,673	18,123,794
	Hagihara Industries, Inc.	39,900	439,711
	Hagiwara Electric Holdings Co. Ltd.	25,700	612,751
	Hagoromo Foods Corp.	1,500	32,896
#	Hakudo Co. Ltd.	16,300	247,527
	Hakuhodo DY Holdings, Inc.	565,100	4,222,413
#	Hakuto Co. Ltd.	9,700	260,428
	Halows Co. Ltd.	52,200	1,535,149
	Hamakyorex Co. Ltd.	356,400	4,227,544
	Hamamatsu Photonics KK	309,198	3,455,060
	Hankyu Hanshin Holdings, Inc.	271,200	7,572,727
	Hanwa Co. Ltd.	163,800	8,329,908
	Happinet Corp.	157,600	2,823,152
	Hard Off Corp. Co. Ltd.	44,600	586,457
#	Harima Chemicals Group, Inc.	67,600	430,291
	Haseko Corp.	1,089,900	22,338,984
	Hazama Ando Corp.	644,280	8,331,318
		Shares	Value»
JAPAN — (Continued)
	Heiwa Corp.	61,300	$802,979
	Heiwa Real Estate Co. Ltd.	103,100	1,508,689
#	Heiwado Co. Ltd.	166,696	3,176,513
	Helios Techno Holding Co. Ltd.	1,400	9,448
#	Hennge KK	39,200	294,260
	Hibino Corp.	13,300	277,186
	Hibiya Engineering Ltd.	87,900	2,737,599
	Hiday Hidaka Corp.	47,200	948,545
	Hikari Tsushin, Inc.	13,900	3,838,919
#	HI-LEX Corp.	71,400	1,598,026
	Himacs Ltd.	1,200	10,152
	Himaraya Co. Ltd.	6,600	37,502
*	Hino Motors Ltd.	1,166,889	3,140,927
#	Hioki EE Corp.	28,100	1,119,116
	Hirakawa Hewtech Corp.	52,710	938,525
	Hirano Tecseed Co. Ltd.	25,500	303,650
#	Hirata Corp.	60,100	998,678
	Hirogin Holdings, Inc.	984,300	11,148,085
	Hirose Electric Co. Ltd.	70,625	7,624,798
#	Hirose Tusyo, Inc.	5,200	124,404
#	Hiroshima Gas Co. Ltd.	67,100	159,770
	HIS Co. Ltd.	185,393	1,539,858
	Hisaka Works Ltd.	72,800	726,195
	Hisamitsu Pharmaceutical Co., Inc.	165,908	6,834,617
	Hitachi Construction Machinery Co. Ltd.	361,200	11,810,876
	Hitachi Ltd. (6501 JP)	3,959,625	137,399,416
#	Hitachi Ltd. (HTHIY US), ADR	516,300	17,941,425
#	Hochiki Corp.	62,800	2,008,557
	Hoden Seimitsu Kako Kenkyusho Co. Ltd.	3,200	63,951
#	Hodogaya Chemical Co. Ltd.	46,383	684,937
#	Hokkaido Electric Power Co., Inc.	420,300	2,852,420
	Hokkaido Gas Co. Ltd.	234,400	1,249,083
	Hokkan Holdings Ltd.	63,400	957,669
#	Hokko Chemical Industry Co. Ltd.	94,000	1,065,144
#	Hokuetsu Corp.	491,895	2,891,309
	Hokuhoku Financial Group, Inc.	604,310	20,769,431
	Hokuriku Electric Industry Co. Ltd.	27,993	547,657
	Hokuriku Electric Power Co.	267,629	1,692,761

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electrical Construction Co. Ltd.	32,720	$333,165
	Hokuryo Co. Ltd.	2,900	56,678
	Hokuto Corp.	46,976	602,311
	Honda Motor Co. Ltd. (7267 JP)	3,092,769	31,105,624
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	440,457	13,359,061
#	H-One Co. Ltd.	115,705	1,083,839
#	Honeys Holdings Co. Ltd.	62,230	592,879
	Hoosiers Holdings Co. Ltd.	141,500	1,213,969
	Horiba Ltd.	116,200	13,781,971
	Hoshizaki Corp.	85,900	2,831,700
	Hosiden Corp.	235,100	3,916,533
#	Hosokawa Micron Corp.	63,100	2,502,915
#	Hotland Holdings Co. Ltd.	45,000	566,701
	House Foods Group, Inc.	203,500	3,941,637
#	Howa Machinery Ltd.	66,800	596,848
	Hoya Corp.	298,900	50,142,214
	HS Holdings Co. Ltd.	84,558	712,779
	Hulic Co. Ltd.	1,065,217	12,694,098
	Human Technologies, Inc.	8,500	100,319
	Hyakugo Bank Ltd.	1,067,698	9,709,905
	Hyakujushi Bank Ltd.	128,400	6,942,972
	Ibiden Co. Ltd.	430,810	22,710,033
	IBJ, Inc.	49,200	230,115
#	Ichibanya Co. Ltd.	106,660	618,496
	Ichiken Co. Ltd.	18,300	590,693
#	Ichikoh Industries Ltd.	204,000	678,779
	Ichinen Holdings Co. Ltd.	113,472	1,549,024
#	Ichiyoshi Securities Co. Ltd.	61,100	476,219
#	Icom, Inc.	26,400	510,495
#	ID Holdings Corp.	51,225	662,677
#	IDEA Consultants, Inc.	2,900	77,238
	Idec Corp.	82,100	1,530,160
	Idemitsu Kosan Co. Ltd.	1,913,555	16,237,012
#	IDOM, Inc.	387,300	3,812,891
	Ifuji Sangyo Co. Ltd.	1,600	21,490
#	IG Port, Inc.	20,700	161,713
	IHI Corp.	476,000	11,012,823
	Iida Group Holdings Co. Ltd.	423,995	7,002,572
	Iino Kaiun Kaisha Ltd.	388,500	3,942,103
#	IKK Holdings, Inc.	37,700	194,310
#	I'll, Inc.	34,000	545,791
		Shares	Value»
JAPAN — (Continued)
	Imasen Electric Industrial	11,400	$65,428
	i-mobile Co. Ltd.	91,100	305,457
#	Imuraya Group Co. Ltd.	22,800	367,389
	Inaba Denki Sangyo Co. Ltd.	338,800	5,643,138
#	Inaba Seisakusho Co. Ltd.	41,400	427,925
	Inabata & Co. Ltd.	212,200	5,370,889
	I-NE Co. Ltd.	7,500	64,900
	Ines Corp.	92,300	1,121,150
#	Infomart Corp.	424,900	1,241,696
*	Inforich, Inc.	11,800	139,473
	INFRONEER Holdings, Inc.	669,008	10,020,126
#	Innotech Corp.	64,600	885,967
	Inpex Corp.	3,030,900	67,904,941
	Insource Co. Ltd.	177,296	831,664
	Intage Holdings, Inc.	33,200	363,764
#	Intelligent Wave, Inc.	35,100	215,971
	Inter Action Corp.	15,300	143,446
	Internet Initiative Japan, Inc.	368,800	5,959,110
*	Intloop, Inc.	8,600	200,643
#	Inui Global Logistics Co. Ltd.	42,700	357,912
#	IPS, Inc.	23,001	439,818
	Iriso Electronics Co. Ltd.	55,814	1,205,398
	ISB Corp.	38,300	449,393
#	Ise Chemicals Corp.	78,000	2,997,095
#	Iseki & Co. Ltd.	65,600	759,043
	Isetan Mitsukoshi Holdings Ltd.	574,040	9,212,521
#	Ishihara Chemical Co. Ltd.	8,100	121,305
	Ishihara Sangyo Kaisha Ltd.	168,900	3,206,705
	Ishizuka Glass Co. Ltd.	7,699	182,847
#	Istyle, Inc.	289,700	849,892
	Isuzu Motors Ltd.	1,792,107	28,870,493
	Itfor, Inc.	97,200	1,066,199
#	ITmedia, Inc.	19,800	220,179
	Ito En Ltd.	249,295	4,607,004
	ITOCHU Corp.	1,918,500	24,561,735
	Itochu Enex Co. Ltd.	288,100	3,569,291
	Itochu-Shokuhin Co. Ltd.	24,300	1,735,820
	Itoham Yonekyu Holdings, Inc.	158,129	6,156,187
#	Itoki Corp.	211,500	3,567,228
	IwaiCosmo Holdings, Inc.	94,800	2,133,445
#	Iwaki Co. Ltd.	23,700	411,035
	Iwatani Corp.	862,000	10,224,174

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iwatsuka Confectionery Co. Ltd.	1,000	$19,723
	Iyogin Holdings, Inc.	915,257	17,037,468
	Izumi Co. Ltd.	78,900	1,560,828
#	J Front Retailing Co. Ltd.	994,301	14,515,901
	J Trust Co. Ltd.	138,719	438,446
	JAC Recruitment Co. Ltd.	288,800	1,848,139
	Jaccs Co. Ltd.	121,500	3,330,524
#*	Jade Group, Inc.	20,100	217,029
#	JAFCO Group Co. Ltd.	282,300	4,456,440
	JANOME Corp.	64,699	501,981
	Japan Airlines Co. Ltd.	334,800	6,326,115
	Japan Airport Terminal Co. Ltd.	246,699	7,724,999
	Japan Animal Referral Medical Center Co. Ltd.	34,500	278,360
	Japan Aviation Electronics Industry Ltd.	238,700	3,729,276
	Japan Business Systems, Inc.	31,100	368,641
	Japan Cash Machine Co. Ltd.	44,000	289,569
#*	Japan Communications, Inc.	318,900	294,601
#	Japan Creative Platform Group Co. Ltd.	5,500	26,639
	Japan Electronic Materials Corp.	42,600	1,314,181
	Japan Elevator Service Holdings Co. Ltd.	504,800	5,315,076
#	Japan Engine Corp.	900	79,647
	Japan Exchange Group, Inc.	1,469,400	16,034,412
#	Japan Eyewear Holdings Co. Ltd.	8,300	107,981
#	Japan Foundation Engineering Co. Ltd.	67,200	291,045
	Japan Investment Adviser Co. Ltd.	109,700	1,580,326
	Japan Lifeline Co. Ltd.	179,900	1,796,964
	Japan Material Co. Ltd.	181,400	2,103,629
#	Japan Medical Dynamic Marketing, Inc.	36,941	116,260
		Shares	Value»
JAPAN — (Continued)
	Japan Oil Transportation Co. Ltd.	4,179	$146,478
#	Japan Petroleum Exploration Co. Ltd.	429,000	5,281,718
	Japan Post Bank Co. Ltd.	681,300	12,104,931
	Japan Post Holdings Co. Ltd.	826,100	9,940,306
	Japan Post Insurance Co. Ltd.	231,300	7,163,837
#	Japan Property Management Center Co. Ltd.	33,200	275,013
#	Japan Pulp & Paper Co. Ltd.	581,100	3,621,466
#	Japan Pure Chemical Co. Ltd.	2,200	69,673
	Japan Securities Finance Co. Ltd.	397,500	5,467,639
#	Japan Steel Works Ltd.	124,400	6,885,868
#	Japan System Techniques Co. Ltd.	44,400	696,724
	Japan Tobacco, Inc.	865,000	31,262,539
#	Japan Transcity Corp.	160,200	1,265,251
	Japan Wool Textile Co. Ltd.	225,700	2,719,953
	JBCC Holdings, Inc.	216,400	2,084,462
	JCU Corp.	105,600	3,859,921
	JDC Corp.	145,700	594,180
	Jeol Ltd.	171,800	6,930,930
	JFE Holdings, Inc.	598,208	8,053,781
	JFE Systems, Inc.	23,400	343,151
	JGC Holdings Corp.	592,800	8,307,538
	Jichodo Co. Ltd.	100	6,489
#*	JIG-SAW, Inc.	6,200	108,187
#	JINS Holdings, Inc.	26,700	893,753
	JINUSHI Co. Ltd.	62,900	1,289,459
#	JK Holdings Co. Ltd.	66,600	617,429
	J-Lease Co. Ltd.	55,200	512,400
	JM Holdings Co. Ltd.	142,200	1,647,705
#	JMS Co. Ltd.	87,940	249,196
	J-Oil Mills, Inc.	58,000	762,084
	Joshin Denki Co. Ltd.	60,117	1,067,786
	Joyful Honda Co. Ltd.	103,000	1,416,787
#	JP-Holdings, Inc.	259,300	1,173,508
#	JSB Co. Ltd.	29,400	616,081
#	JSP Corp.	50,600	798,115
	JTEKT Corp.	451,499	5,331,230
#	Juki Corp.	87,099	302,745
	Juroku Financial Group, Inc.	139,600	7,423,224
	Justsystems Corp.	105,499	3,258,525
	JVCKenwood Corp.	847,570	6,888,960

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	K&O Energy Group, Inc.	59,600	$1,635,704
#	Kadoya Sesame Mills, Inc.	7,500	194,289
	Kaga Electronics Co. Ltd.	175,800	4,415,038
#	Kagome Co. Ltd.	119,000	2,107,320
	Kajima Corp.	516,000	21,050,610
	Kakaku.com, Inc.	366,400	5,000,688
	Kaken Pharmaceutical Co. Ltd.	73,400	1,929,213
	Kakiyasu Honten Co. Ltd.	8,000	142,567
#	Kamakura Shinsho Ltd.	60,200	225,444
	Kameda Seika Co. Ltd.	27,000	680,847
	Kamei Corp.	112,500	2,246,308
	Kamigumi Co. Ltd.	279,000	9,763,826
#	Kanaden Corp.	81,200	1,119,834
	Kanadevia Corp.	835,500	5,516,565
#	Kanagawa Chuo Kotsu Co. Ltd.	19,800	470,216
	Kanamic Network Co. Ltd.	79,400	253,371
	Kanamoto Co. Ltd.	114,259	2,755,812
	Kandenko Co. Ltd.	341,600	12,298,413
	Kaneka Corp.	132,200	4,008,812
#	Kaneko Seeds Co. Ltd.	20,100	193,314
	Kanematsu Corp.	840,800	11,043,640
	Kanemi Co. Ltd.	3,400	77,452
#	Kanro, Inc.	52,200	544,984
	Kansai Electric Power Co., Inc.	786,600	12,550,146
	Kansai Paint Co. Ltd.	543,600	8,675,512
	Kanto Denka Kogyo Co. Ltd.	161,218	1,348,953
	Kao Corp.	432,900	17,317,068
#	Kappa Create Co. Ltd.	20,900	213,144
	Katakura Industries Co. Ltd.	108,400	2,060,786
	Katitas Co. Ltd.	158,977	3,141,157
	Kato Sangyo Co. Ltd.	84,900	3,573,523
	Kato Works Co. Ltd.	26,326	232,909
	Kawada Technologies, Inc.	76,400	2,313,689
	Kawaden Corp.	8,500	113,271
	Kawagishi Bridge Works Co. Ltd.	2,500	71,264
	Kawai Musical Instruments Manufacturing Co. Ltd.	18,200	318,759
	Kawasaki Heavy Industries Ltd.	156,600	13,072,371
		Shares	Value»
JAPAN — (Continued)
#	Kawasaki Kisen Kaisha Ltd.	555,798	$8,031,314
	KDDI Corp.	3,424,200	57,814,110
#	KeePer Technical Laboratory Co. Ltd.	61,300	1,269,189
	Keihan Holdings Co. Ltd.	328,877	7,305,587
	Keihanshin Building Co. Ltd.	109,800	1,361,618
	Keihin Co. Ltd.	9,500	179,459
	Keikyu Corp.	362,600	3,563,748
	Keio Corp.	145,200	3,621,484
	Keisei Electric Railway Co. Ltd.	497,940	3,934,776
	KEIWA, Inc.	33,500	287,610
	Keiyo Bank Ltd.	588,355	7,069,147
	Keiyo Gas Co. Ltd.	1,300	9,893
	KEL Corp.	9,400	92,436
	Kenko Mayonnaise Co. Ltd.	21,930	284,315
	Kewpie Corp.	230,400	6,465,920
	Keyence Corp.	42,520	15,598,903
	KH Neochem Co. Ltd.	117,299	1,929,405
#	Kibun Foods, Inc.	31,100	221,391
	Kikkoman Corp.	725,550	6,563,009
	Kimura Chemical Plants Co. Ltd.	73,400	599,755
	Kimura Kohki Co. Ltd.	200	16,524
	Kimura Unity Co. Ltd.	34,000	201,102
	Kinden Corp.	299,400	13,248,431
#	King Jim Co. Ltd.	9,300	48,874
#	Kinjiro Co. Ltd.	25,500	178,454
#	Kintetsu Department Store Co. Ltd.	31,100	365,369
	Kintetsu Group Holdings Co. Ltd.	240,423	4,989,697
	Kirin Holdings Co. Ltd.	746,180	11,601,042
	Kissei Pharmaceutical Co. Ltd.	149,300	4,446,909
	Ki-Star Real Estate Co. Ltd.	46,800	1,914,339
	Kitagawa Corp.	33,481	383,357
	Kita-Nippon Bank Ltd.	38,400	1,166,662
	Kitano Construction Corp.	60,400	605,926
	Kitoku Shinryo Co. Ltd.	3,400	56,304
	Kitz Corp.	374,100	4,882,591
	Kiyo Bank Ltd.	464,500	11,343,908
#*	KNT-CT Holdings Co. Ltd.	30,400	343,360
#	Koa Corp.	91,021	917,215
#	Koa Shoji Holdings Co. Ltd.	31,800	172,669
	Koatsu Gas Kogyo Co. Ltd.	137,686	999,377
	Kobe Bussan Co. Ltd.	158,199	3,866,301

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kobe Electric Railway Co. Ltd.	8,100	$129,654
	Kobe Steel Ltd.	1,343,982	19,346,361
	Koei Tecmo Holdings Co. Ltd.	42,700	473,633
	Kohnan Shoji Co. Ltd.	121,800	3,065,318
#	Kohoku Kogyo Co. Ltd.	8,700	180,832
	Kohsoku Corp.	39,800	773,752
	Koike Sanso Kogyo Co. Ltd.	17,700	214,995
#	Koike-ya, Inc.	4,500	134,679
	Koito Manufacturing Co. Ltd.	583,899	9,141,059
#	Kojima Co. Ltd.	160,400	1,296,023
	Kokusai Electric Corp.	369,600	15,344,424
	Kokuyo Co. Ltd.	1,175,356	6,886,359
	Komatsu Ltd.	1,366,800	52,314,528
	Komatsu Matere Co. Ltd.	108,600	610,377
	Komatsu Wall Industry Co. Ltd.	74,700	1,370,940
	KOMEDA Holdings Co. Ltd.	206,000	3,776,457
#	Komehyo Holdings Co. Ltd.	34,900	753,403
	Komeri Co. Ltd.	97,100	2,071,995
	Komori Corp.	157,613	1,710,797
	Konaka Co. Ltd.	26,580	42,968
	Konami Group Corp.	120,262	17,561,042
#	Kondotec, Inc.	72,200	696,271
	Konica Minolta, Inc.	1,944,700	8,512,418
	Konishi Co. Ltd.	218,500	1,843,199
	Konoike Transport Co. Ltd.	117,400	2,526,803
#	Konoshima Chemical Co. Ltd.	23,500	247,933
#	Kosaido Holdings Co. Ltd.	345,800	1,116,107
	Kose Holdings Corp.	82,800	2,953,979
#	Koshidaka Holdings Co. Ltd.	225,524	1,741,311
#	Kotobuki Spirits Co. Ltd.	325,699	3,782,617
*	Kourakuen Corp.	14,500	105,529
	Kozo Keikaku Engineering Holdings, Inc.	19,500	394,690
	KPP Group Holdings Co. Ltd.	160,400	916,751
	Kraftia Corp.	176,800	9,220,419
	Krosaki Harima Corp.	110,000	2,984,630
#	KRS Corp.	58,467	1,129,302
	K's Holdings Corp.	713,580	7,421,156
	KSK Co. Ltd.	700	19,824
	KU Holdings Co. Ltd.	37,200	302,838
		Shares	Value»
JAPAN — (Continued)
	Kubota Corp. (6326 JP)	830,699	$12,727,687
#	Kubota Corp. (KUBTY US), Sponsored ADR	39,134	3,005,687
#	Kumagai Gumi Co. Ltd.	778,800	8,740,569
#	Kumiai Chemical Industry Co. Ltd.	165,565	753,210
	Kura Sushi, Inc.	33,699	741,327
	Kurabo Industries Ltd.	66,814	3,925,158
	Kuraray Co. Ltd.	1,007,200	10,873,237
	Kureha Corp.	216,200	6,139,921
#	Kurimoto Ltd.	250,000	2,776,362
	Kurita Water Industries Ltd.	285,700	14,290,649
	Kuriyama Holdings Corp.	66,800	734,608
#	Kushikatsu Tanaka Holdings Co.	15,700	184,873
	Kusuri No. Aoki Holdings Co. Ltd.	206,300	5,407,164
	KYB Corp.	194,400	5,523,034
	Kyocera Corp.	1,536,620	23,053,611
	Kyodo Printing Co. Ltd.	145,700	1,542,240
	Kyoei Steel Ltd.	70,876	1,142,344
#	Kyokuto Boeki Kaisha Ltd.	45,618	565,040
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	3,251,103
#	Kyokuto Securities Co. Ltd.	67,443	754,022
	Kyokuyo Co. Ltd.	45,500	1,514,739
	Kyorin Pharmaceutical Co. Ltd.	88,200	925,711
	Kyoritsu Maintenance Co. Ltd.	229,599	4,175,000
	Kyosan Electric Manufacturing Co. Ltd.	144,000	626,608
	Kyoto Financial Group, Inc.	480,644	11,611,547
#	Kyowa Electronic Instruments Co. Ltd.	37,700	180,845
	Kyowa Kirin Co. Ltd.	179,763	2,918,290
	Kyowa Leather Cloth Co. Ltd.	38,524	271,503
	Kyushu Electric Power Co., Inc.	586,800	6,532,203
	Kyushu Financial Group, Inc.	1,198,848	8,986,399
	Kyushu Leasing Service Co. Ltd.	3,300	30,697
	Kyushu Railway Co.	186,700	4,754,408
#	LA Holdings Co. Ltd.	23,200	1,499,612

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Lacto Japan Co. Ltd.	43,000	$979,224
	Lasertec Corp.	82,300	18,907,387
#	LEC, Inc.	87,800	584,637
	Leopalace21 Corp.	701,200	3,134,546
	Life Corp.	229,500	3,787,773
	Lifedrink Co., Inc.	148,700	1,559,293
#	LIFULL Co. Ltd.	170,600	193,731
#	LIKE, Inc.	22,100	218,493
#	Link & Motivation, Inc.	161,700	526,907
	Lintec Corp.	174,200	5,374,535
	Lion Corp.	758,001	8,125,719
#	LITALICO, Inc.	63,300	486,993
	Lixil Corp.	581,219	6,667,585
	Loadstar Capital KK	25,800	503,035
#	Look Holdings, Inc.	31,700	505,965
	Luckland Co. Ltd.	1,900	22,391
	LY Corp.	3,464,283	8,870,019
	M&A Capital Partners Co. Ltd.	48,600	989,924
#	M3, Inc.	423,859	5,230,010
	Mabuchi Motor Co. Ltd.	430,700	4,045,950
#	Macbee Planet, Inc.	8,900	84,760
	Macnica Holdings, Inc.	483,050	8,282,171
	Maeda Kosen Co. Ltd.	203,200	2,431,944
#	Maezawa Industries, Inc.	51,900	704,773
#	Maezawa Kasei Industries Co. Ltd.	55,800	831,943
	Maezawa Kyuso Industries Co. Ltd.	82,500	872,591
	Makino Milling Machine Co. Ltd.	113,188	8,341,604
	Makita Corp. (6586 JP)	237,591	8,255,228
#	Makita Corp. (MKTAY US), Sponsored ADR	800	28,008
	Mamiya-Op Co. Ltd.	2,300	25,385
#	Mammy Mart Holdings Corp.	34,000	310,052
#	Management Solutions Co. Ltd.	22,600	190,394
	Mandom Corp.	144,200	2,956,100
#	Mani, Inc.	186,700	1,841,943
	MarkLines Co. Ltd.	42,900	433,569
	Mars Group Holdings Corp.	34,500	727,836
	Marubeni Corp.	759,159	25,164,715
	Marubun Corp.	71,100	630,300
	Marudai Food Co. Ltd.	102,514	1,520,237
	Maruha Nichiro Corp.	479,488	4,318,499
	Marui Group Co. Ltd.	465,900	9,117,619
		Shares	Value»
JAPAN — (Continued)
	Maruichi Steel Tube Ltd.	632,700	$6,269,342
#	Marusan Securities Co. Ltd.	174,800	1,195,048
	Maruwa Co. Ltd.	23,000	7,071,515
	Maruyama Manufacturing Co., Inc.	2,200	33,847
	Maruzen CHI Holdings Co. Ltd.	59,900	129,343
#	Maruzen Co. Ltd.	26,400	632,046
	Maruzen Showa Unyu Co. Ltd.	57,400	3,122,640
#	Marvelous, Inc.	42,500	131,937
#	Matching Service Japan Co. Ltd.	21,800	148,423
	Matsuda Sangyo Co. Ltd.	63,362	2,517,007
	Matsui Construction Co. Ltd.	74,400	721,679
	Matsui Securities Co. Ltd.	262,200	1,542,652
	MatsukiyoCocokara & Co.	671,155	10,751,134
	Matsuoka Corp.	10,400	170,253
#	Matsuyafoods Holdings Co. Ltd.	26,200	1,116,832
	Max Co. Ltd.	82,700	3,497,075
	Maxell Ltd.	247,542	3,561,137
	Maxvalu Tokai Co. Ltd.	30,300	734,066
#	Mazda Motor Corp.	912,241	7,020,016
	McDonald's Holdings Co. Japan Ltd.	162,500	7,046,566
	MCJ Co. Ltd.	369,300	3,763,307
	Mebuki Financial Group, Inc.	3,021,591	22,795,473
	MEC Co. Ltd.	52,600	1,888,457
#	Media Do Co. Ltd.	13,617	144,439
#	Medical System Network Co. Ltd.	44,600	150,102
	Medikit Co. Ltd.	3,300	63,680
	Medipal Holdings Corp.	397,400	7,202,619
#	Medius Holdings Co. Ltd.	23,100	122,575
#*	Medley, Inc.	34,100	526,587
	Megachips Corp.	16,700	914,689
	Megmilk Snow Brand Co. Ltd.	135,100	2,942,336
	Meidensha Corp.	165,300	6,478,169
	Meiho Facility Works Ltd.	19,600	138,994
	Meiji Electric Industries Co. Ltd.	21,500	327,727
	MEIJI Holdings Co. Ltd.	500,140	11,734,304

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Meiji Shipping Group Co. Ltd.	60,800	$281,797
	Meiko Electronics Co. Ltd.	126,300	10,357,921
	Meiko Network Japan Co. Ltd.	2,900	13,327
	Meisei Industrial Co. Ltd.	139,200	1,551,238
	MEITEC Group Holdings, Inc.	334,900	7,491,337
#	Meito Co. Ltd.	33,800	561,239
	Meiwa Corp.	106,000	633,827
	Meiwa Estate Co. Ltd.	47,300	349,330
	Members Co. Ltd.	3,800	34,723
#	Menicon Co. Ltd.	234,999	2,464,373
*	Mercari, Inc.	328,299	7,285,700
#	Mercuria Holdings Co. Ltd.	15,400	82,429
	METAWATER Co. Ltd.	60,400	1,293,697
	Micronics Japan Co. Ltd.	97,900	5,660,442
#	Midac Holdings Co. Ltd.	30,000	388,309
#	Mie Kotsu Group Holdings, Inc.	182,461	653,639
#	Migalo Holdings, Inc.	32,800	89,777
	Mikuni Corp.	59,378	148,768
	Milbon Co. Ltd.	35,472	582,802
#	MIMAKI ENGINEERING Co. Ltd.	87,300	998,218
	Minebea Mitsumi, Inc.	793,725	16,221,306
#	Mirai Industry Co. Ltd.	13,100	283,797
#	Miraial Co. Ltd.	15,400	127,261
	Mirait One Corp.	359,210	8,619,552
#	Mirarth Holdings, Inc.	257,300	656,837
#	Miroku Jyoho Service Co. Ltd.	48,000	599,474
	MISUMI Group, Inc.	357,500	5,909,577
	Mitachi Co. Ltd.	3,800	52,830
	Mitani Corp.	141,600	2,180,914
	Mitani Sekisan Co. Ltd.	12,100	599,175
	Mito Securities Co. Ltd.	286,700	1,116,444
#	Mitsuba Corp.	138,600	1,171,280
	Mitsubishi Chemical Group Corp.	4,275,560	28,228,101
	Mitsubishi Corp.	1,678,800	44,599,553
	Mitsubishi Electric Corp.	771,600	24,121,675
	Mitsubishi Estate Co. Ltd.	594,720	15,156,983
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Gas Chemical Co., Inc.	398,800	$7,911,273
	Mitsubishi HC Capital, Inc.	3,511,270	30,642,638
	Mitsubishi Heavy Industries Ltd.	853,000	25,115,673
	Mitsubishi Kakoki Kaisha Ltd.	89,100	1,891,740
	Mitsubishi Logisnext Co. Ltd.	181,500	1,837,760
	Mitsubishi Logistics Corp.	665,495	5,684,628
	Mitsubishi Materials Corp.	480,278	13,814,763
	Mitsubishi Motors Corp.	1,210,999	2,977,029
#	Mitsubishi Paper Mills Ltd.	74,400	321,217
#	Mitsubishi Pencil Co. Ltd.	87,000	1,290,567
	Mitsubishi Research Institute, Inc.	36,700	1,152,625
	Mitsubishi Steel Manufacturing Co. Ltd.	23,500	285,635
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	6,195,400	112,200,888
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	563,089	10,163,756
	Mitsuboshi Belting Ltd.	97,400	2,537,385
	Mitsui & Co. Ltd. (8031 JP)	1,170,590	38,237,362
#	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,547	12,164,421
	Mitsui Chemicals, Inc.	798,278	11,663,695
	Mitsui DM Sugar Co. Ltd.	78,900	1,715,051
	Mitsui E&S Co. Ltd.	386,519	17,176,532
	Mitsui Fudosan Co. Ltd.	1,418,500	16,265,800
#	Mitsui High-Tec, Inc.	425,000	2,055,090
	Mitsui Kinzoku Co. Ltd.	237,400	30,982,798
#	Mitsui Matsushima Holdings Co. Ltd.	248,500	2,297,688
#	Mitsui OSK Lines Ltd.	562,700	17,637,797
	Mitsui-Soko Holdings Co. Ltd.	362,400	8,476,932
#	Mitsuuroko Group Holdings Co. Ltd.	128,700	1,810,333
	Miura Co. Ltd.	272,700	5,607,272
	MIXI, Inc.	98,100	1,726,898

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Miyaji Engineering Group, Inc.	108,000	$1,360,421
#	Miyazaki Bank Ltd.	101,900	5,136,284
#	Miyoshi Oil & Fat Co. Ltd.	31,045	500,718
	Mizuho Financial Group, Inc. (8411 JP)	1,707,696	74,144,584
	Mizuho Leasing Co. Ltd.	803,600	7,419,392
#	Mizuho Medy Co. Ltd.	50,200	578,904
	Mizuno Corp.	276,963	5,738,181
	Mochida Pharmaceutical Co. Ltd.	55,948	1,311,604
	Modec, Inc.	31,200	3,042,544
	Monogatari Corp.	122,600	3,292,012
	MonotaRO Co. Ltd.	364,300	4,914,023
#	MORESCO Corp.	5,000	61,168
	Morinaga & Co. Ltd.	325,800	5,697,854
	Morinaga Milk Industry Co. Ltd.	365,600	9,441,223
	Moriroku Co. Ltd.	24,662	387,484
	Morita Holdings Corp.	133,600	2,423,522
	Morito Co. Ltd.	74,100	863,270
	Moriya Transportation Engineering & Manufacturing Co. Ltd.	12,900	420,487
	Morozoff Ltd.	36,994	371,860
	Mory Industries, Inc.	114,000	739,431
	MOS Food Services, Inc.	37,900	1,032,472
	MrMax Holdings Ltd.	118,300	601,422
	MS&AD Insurance Group Holdings, Inc.	1,195,522	30,458,985
	MTG Co. Ltd.	27,900	762,812
#	MTI Ltd.	30,800	146,625
#	Mugen Estate Co. Ltd.	57,251	772,891
	m-up Holdings, Inc.	223,400	1,193,721
#	Murakami Corp.	2,100	88,164
	Murata Manufacturing Co. Ltd.	652,560	13,257,115
	Musashi Seimitsu Industry Co. Ltd.	245,800	4,350,093
	Musashino Bank Ltd.	143,301	5,114,231
	Muto Seiko Co.	6,100	88,254
	Mutoh Holdings Co. Ltd.	5,300	101,991
	Nabtesco Corp.	46,300	1,254,621
#	NAC Co. Ltd.	40,500	142,141
	Nachi-Fujikoshi Corp.	66,564	2,107,238
	Nafco Co. Ltd.	32,200	453,602
	Nagaileben Co. Ltd.	3,400	39,280
#	Nagano Keiki Co. Ltd.	62,500	1,076,763
	Nagase & Co. Ltd.	454,400	11,810,146
		Shares	Value»
JAPAN — (Continued)
	Nagase Brothers, Inc.	24,800	$425,504
	Nagoya Railroad Co. Ltd.	343,799	3,842,400
	Nakabayashi Co. Ltd.	135,300	515,783
#	Nakamoto Packs Co. Ltd.	22,000	282,298
#	Nakamuraya Co. Ltd.	11,800	232,998
	Nakanishi, Inc.	128,400	1,800,298
#	Nakano Corp.	12,600	103,092
	Nakayama Steel Works Ltd.	78,700	320,391
#	Namura Shipbuilding Co. Ltd.	162,548	4,431,085
	Nankai Electric Railway Co. Ltd.	224,000	4,147,954
	Nanto Bank Ltd.	151,101	6,521,336
	Narasaki Sangyo Co. Ltd.	13,400	344,734
	Nareru Group, Inc.	900	13,808
	Nasu Denki Tekko Co. Ltd.	1,000	114,264
#	Natori Co. Ltd.	25,100	305,821
	NCD Co. Ltd./Shinagawa	12,900	267,536
	NCS&A Co. Ltd.	4,700	47,101
*	NE, Inc.	20,200	94,630
	NEC Capital Solutions Ltd.	53,100	1,398,286
	NEC Corp.	799,400	27,099,373
	NEOJAPAN, Inc.	8,200	94,496
#*	Net Protections Holdings, Inc.	163,700	507,136
	Neturen Co. Ltd.	148,900	1,272,503
#	New Art Holdings Co. Ltd.	18,059	169,934
	Nexon Co. Ltd.	180,200	4,311,140
#	Nextage Co. Ltd.	189,600	4,016,715
#*	NexTone, Inc.	18,500	202,536
	NGK Insulators Ltd.	553,388	13,258,057
	NH Foods Ltd.	282,399	12,821,351
	NHK Spring Co. Ltd.	824,637	14,986,698
#	Nicca Chemical Co. Ltd.	36,401	379,844
	Nice Corp.	22,561	283,204
	Nichia Steel Works Ltd.	93,201	222,637
	Nichias Corp.	321,500	16,129,285
#	Nichiban Co. Ltd.	42,800	543,443
	Nichicon Corp.	234,700	2,568,493
	Nichiden Corp.	45,600	744,752
	Nichiha Corp.	97,000	2,135,106
	Nichimo Co. Ltd.	16,959	276,345
	Nichirei Corp.	986,441	12,240,806
	Nichireki Group Co. Ltd.	108,000	1,683,081
	Nichirin Co. Ltd.	54,130	1,286,508
	NIDEC Corp. (6594 JP)	754,187	10,788,462

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nifco, Inc.	304,300	$9,474,065
	Nihon Dempa Kogyo Co. Ltd.	51,300	339,618
#	Nihon Dengi Co. Ltd.	15,900	1,088,930
	Nihon Denkei Co. Ltd.	27,100	413,507
	Nihon Flush Co. Ltd.	44,200	234,720
#	Nihon House Holdings Co. Ltd.	107,477	225,966
	Nihon Kagaku Sangyo Co. Ltd.	53,700	918,640
#	Nihon M&A Center Holdings, Inc.	903,199	4,148,081
#	Nihon Nohyaku Co. Ltd.	195,000	1,280,184
	Nihon Parkerizing Co. Ltd.	255,300	2,433,732
#	Nihon Seiko Co. Ltd.	1,100	91,204
	Nihon Tokushu Toryo Co. Ltd.	76,300	1,155,745
	Nihon Yamamura Glass Co. Ltd.	15,600	311,570
	Niitaka Co. Ltd.	8,200	129,847
	Nikkiso Co. Ltd.	192,700	2,222,877
#	Nikko Co. Ltd.	101,900	537,159
#	Nikkon Holdings Co. Ltd.	483,800	11,468,738
#	Nikon Corp.	587,200	7,390,891
	Nintendo Co. Ltd.	151,711	9,394,781
	Nippi, Inc.	8,500	771,863
	Nippn Corp.	239,800	4,093,501
	Nippon Air Conditioning Services Co. Ltd.	91,700	877,303
	Nippon Aqua Co. Ltd.	45,400	259,728
#	Nippon Avionics Co. Ltd.	26,000	858,255
#	Nippon Beet Sugar Manufacturing Co. Ltd.	51,541	1,381,433
	Nippon Carbide Industries Co., Inc.	30,000	527,030
#	Nippon Carbon Co. Ltd.	21,600	643,664
#	Nippon Chemical Industrial Co. Ltd.	31,700	670,631
#*	Nippon Chemi-Con Corp.	45,200	438,790
#*	Nippon Coke & Engineering Co. Ltd.	505,855	359,629
#	Nippon Concrete Industries Co. Ltd.	172,401	383,159
#	Nippon Denko Co. Ltd.	486,350	1,209,264
	Nippon Densetsu Kogyo Co. Ltd.	116,300	2,623,290
		Shares	Value»
JAPAN — (Continued)
	Nippon Dry-Chemical Co. Ltd.	6,200	$430,842
	Nippon Electric Glass Co. Ltd.	325,401	14,151,682
	Nippon Express Holdings, Inc.	824,028	18,717,490
	Nippon Fine Chemical Co. Ltd.	43,300	734,270
	Nippon Gas Co. Ltd.	544,500	10,326,456
	Nippon Hume Corp.	201,200	2,088,826
	Nippon Kayaku Co. Ltd.	421,100	4,893,875
#	Nippon Kodoshi Corp.	17,900	389,676
	Nippon Light Metal Holdings Co. Ltd.	173,028	3,052,582
	Nippon Paint Holdings Co. Ltd.	905,100	6,009,881
	Nippon Paper Industries Co. Ltd.	225,696	1,713,814
	Nippon Parking Development Co. Ltd.	932,000	1,719,380
	Nippon Rietec Co. Ltd.	19,200	276,874
	Nippon Sanso Holdings Corp.	348,000	10,559,412
	Nippon Seiki Co. Ltd.	250,400	4,055,261
	Nippon Seisen Co. Ltd.	41,500	336,862
	Nippon Sharyo Ltd.	18,599	442,098
#*	Nippon Sheet Glass Co. Ltd.	348,960	1,550,408
	Nippon Shinyaku Co. Ltd.	121,194	4,045,442
	Nippon Shokubai Co. Ltd.	399,418	5,752,729
	Nippon Signal Co. Ltd.	253,050	2,170,013
	Nippon Soda Co. Ltd.	219,200	5,231,259
	Nippon Steel Corp.	5,296,890	22,072,419
	Nippon Television Holdings, Inc.	58,700	1,410,785
#	Nippon Thompson Co. Ltd.	323,800	1,925,635
	Nippon Yakin Kogyo Co. Ltd.	64,160	1,985,912
	Nippon Yusen KK	721,690	23,718,242
	Nipro Corp.	664,301	6,104,703
	Nishikawa Rubber Co. Ltd.	6,800	162,225
	Nishimatsu Construction Co. Ltd.	150,000	5,581,925
#	Nishimatsuya Chain Co. Ltd.	47,200	652,922
	Nishi-Nippon Financial Holdings, Inc.	635,014	15,380,696

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Railroad Co. Ltd.	111,400	$2,051,578
	Nishio Holdings Co. Ltd.	71,500	2,221,169
	Nissan Chemical Corp.	324,030	11,169,148
*	Nissan Motor Co. Ltd.	1,653,813	4,030,944
#	Nissan Shatai Co. Ltd.	194,600	1,251,376
	Nissan Tokyo Sales Holdings Co. Ltd.	119,500	407,687
	Nissei ASB Machine Co. Ltd.	27,200	1,105,653
#	Nissei Plastic Industrial Co. Ltd.	31,368	176,832
	Nissha Co. Ltd.	81,883	662,030
#	Nisshin Group Holdings Co. Ltd.	119,300	622,590
	Nisshin Oillio Group Ltd.	136,600	4,987,363
	Nisshin Seifun Group, Inc.	444,845	5,648,971
	Nisshinbo Holdings, Inc.	583,741	5,412,230
#	Nissin Foods Holdings Co. Ltd.	274,481	5,569,416
	Nisso Holdings Co. Ltd.	75,700	338,961
	Nissui Corp.	1,530,100	12,898,822
	Niterra Co. Ltd.	505,400	22,097,019
	Nitori Holdings Co. Ltd.	612,500	10,470,058
	Nitta Corp.	77,100	2,031,360
	Nitta Gelatin, Inc.	61,863	503,373
#	Nittetsu Mining Co. Ltd.	322,010	7,472,326
#	Nitto Boseki Co. Ltd.	9,000	858,905
	Nitto Denko Corp.	1,604,600	35,659,556
	Nitto Fuji Flour Milling Co. Ltd.	3,600	162,581
	Nitto Kogyo Corp.	118,100	3,159,483
	Nitto Kohki Co. Ltd.	36,600	443,915
	Nitto Seiko Co. Ltd.	106,305	495,916
#	Nittoc Construction Co. Ltd.	84,949	715,565
#	Nittoku Co. Ltd.	33,000	500,464
#	No.1 Co. Ltd.	3,600	43,033
	Noda Corp.	15,052	65,897
	Noevir Holdings Co. Ltd.	28,800	869,568
	NOF Corp.	452,000	8,730,145
	Nojima Corp.	1,202,600	8,391,338
	NOK Corp.	348,500	6,787,222
	Nomura Co. Ltd.	46,900	414,543
	Nomura Holdings, Inc. (8604 JP)	2,202,698	19,961,592
		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	122,223	$1,084,118
	Nomura Micro Science Co. Ltd.	13,600	307,329
	Nomura Real Estate Holdings, Inc.	1,620,800	10,770,604
	Nomura Research Institute Ltd.	328,585	9,995,682
	Noritake Co. Ltd.	96,000	3,813,817
	Noritsu Koki Co. Ltd.	289,800	4,130,729
	Noritz Corp.	129,100	1,726,116
	North Pacific Bank Ltd.	1,264,600	7,554,844
#	NPC, Inc.	27,000	129,015
	NPR-RIKEN Corp.	115,180	2,708,994
#	NS Solutions Corp.	142,400	3,762,120
#	NS Tool Co. Ltd.	39,300	213,384
	NS United Kaiun Kaisha Ltd.	60,800	2,712,434
	NSD Co. Ltd.	206,978	4,344,117
	NSK Ltd.	1,034,746	7,196,195
#	NSW, Inc.	31,900	509,965
	NTN Corp.	1,790,300	4,290,873
	NTT, Inc.	14,775,000	14,847,090
#*	Nxera Pharma Co. Ltd.	173,091	912,335
#	Oat Agrio Co. Ltd.	26,500	364,605
#	Obara Group, Inc.	21,700	530,108
	Obayashi Corp.	884,000	19,954,818
	OBIC Business Consultants Co. Ltd.	15,400	682,190
	Obic Co. Ltd.	194,900	5,417,041
	Odakyu Electric Railway Co. Ltd.	299,999	3,213,338
#	Oenon Holdings, Inc.	193,800	558,865
	Ogaki Kyoritsu Bank Ltd.	207,846	7,591,153
#	Ohara, Inc.	20,600	142,708
#	Ohashi Technica, Inc.	85,000	630,195
#	Ohba Co. Ltd.	19,400	144,783
	Ohki Healthcare Holdings Co. Ltd.	3,100	29,020
	Ohsho Food Service Corp.	111,000	2,260,091
	OIE Sangyo Co. Ltd.	13,200	218,162
	Oiles Corp.	68,701	1,080,698
#	Oisix ra daichi, Inc.	29,700	275,405
#	Oita Bank Ltd.	51,000	2,705,928
	Oji Holdings Corp.	2,263,100	13,405,396
	Okabe Co. Ltd.	115,400	712,034
#	Okada Aiyon Corp.	22,200	336,146
	Okamoto Industries, Inc.	29,400	1,046,892
	Okamoto Machine Tool Works Ltd.	21,561	676,774
	Okamura Corp.	260,400	3,996,640

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okasan Securities Group, Inc.	408,378	$2,338,583
	Oki Electric Industry Co. Ltd.	392,178	5,174,795
	Okinawa Cellular Telephone Co.	165,400	3,467,122
#	Okinawa Electric Power Co., Inc.	57,558	408,808
	Okinawa Financial Group, Inc.	75,732	2,579,800
	OKUMA Corp.	221,500	5,497,364
	Okumura Corp.	130,400	5,430,685
	Okura Industrial Co. Ltd.	38,751	1,194,813
#	Okuwa Co. Ltd.	65,873	370,748
	Olympus Corp.	1,783,600	21,304,218
	Omron Corp.	315,800	8,057,555
	One Career, Inc.	7,200	112,126
	Ono Pharmaceutical Co. Ltd.	645,059	9,610,313
#	Onoken Co. Ltd.	94,100	866,924
	Onward Holdings Co. Ltd.	416,396	1,974,734
#	Ootoya Holdings Co. Ltd.	8,700	368,587
	Open House Group Co. Ltd.	298,598	17,570,030
	Open Up Group, Inc.	118,100	1,419,728
	Optex Group Co. Ltd.	79,960	1,241,447
#*	Optim Corp.	62,800	202,055
#	Optimus Group Co. Ltd.	16,300	37,366
	Optorun Co. Ltd.	6,400	84,462
	Oracle Corp. Japan	50,473	3,415,257
	Organo Corp.	97,500	10,295,159
	Orient Corp.	176,144	1,252,234
	Oriental Land Co. Ltd.	253,700	4,441,375
	Oriental Shiraishi Corp.	566,000	1,502,927
	ORIX Corp. (8591 JP)	1,170,800	35,680,588
	ORIX Corp. (IX US), Sponsored ADR	25,055	764,929
#	Oro Co. Ltd.	28,100	381,879
	Osaka Gas Co. Ltd.	346,400	13,004,776
	Osaka Organic Chemical Industry Ltd.	70,000	1,841,299
#	Osaka Steel Co. Ltd.	46,900	955,242
#	OSAKA Titanium Technologies Co. Ltd.	60,900	906,889
#	Osaki Electric Co. Ltd.	191,300	1,537,184
#	OSG Corp.	166,900	2,818,381
	Otsuka Corp.	258,800	5,131,095
		Shares	Value»
JAPAN — (Continued)
	Otsuka Holdings Co. Ltd.	170,800	$10,225,519
	OUG Holdings, Inc.	3,900	100,379
	Oval Corp.	3,300	15,889
	Oyo Corp.	96,600	1,798,584
#	Ozu Corp.	7,200	84,016
	Pacific Industrial Co. Ltd.	158,500	3,090,263
#	Pacific Metals Co. Ltd.	79,458	1,498,154
	Pack Corp.	150,400	1,261,273
#	PAL GROUP Holdings Co. Ltd.	421,200	4,521,040
	PALTAC Corp.	101,358	3,171,910
	Pan Pacific International Holdings Corp.	2,037,500	12,063,099
	Panasonic Holdings Corp.	2,188,742	30,009,172
	Paraca, Inc.	13,122	171,915
	Park24 Co. Ltd.	289,301	4,031,604
	Parker Corp.	7,400	70,829
#	Pasona Group, Inc.	101,600	1,308,484
	Pegasus Co. Ltd.	115,156	540,543
	Penta-Ocean Construction Co. Ltd.	1,444,700	15,162,400
#	People Dreams & Technologies Group Co. Ltd.	15,400	153,323
	Persol Holdings Co. Ltd.	4,683,501	8,202,769
	Pharma Foods International Co. Ltd.	45,600	198,252
	PHC Holdings Corp.	130,100	913,107
#*	PIA Corp.	14,000	241,705
#	Pickles Holdings Co. Ltd.	28,282	228,935
	Pigeon Corp.	214,300	2,233,355
	PILLAR Corp.	97,200	4,058,756
	Pilot Corp.	83,600	2,628,439
	Piolax, Inc.	70,800	795,937
	Plus Alpha Consulting Co. Ltd.	54,200	778,618
#	Pole To Win Holdings, Inc.	56,800	116,231
#	Port, Inc.	20,900	294,500
	PR Times Corp.	19,026	325,229
	Premium Group Co. Ltd.	150,000	1,751,013
	Premium Water Holdings, Inc.	9,200	198,822
	Press Kogyo Co. Ltd.	379,700	2,146,014
	Prestige International, Inc.	278,500	1,248,165

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Prima Meat Packers Ltd.	127,999	$2,286,487
	Procrea Holdings, Inc.	84,927	1,472,324
#	Pronexus, Inc.	39,300	294,227
	Properst Co. Ltd.	7,700	18,956
#	Pro-Ship, Inc.	59,600	622,374
#	PS Construction Co. Ltd.	45,817	900,252
	QB Net Holdings Co. Ltd.	29,921	268,832
	Qol Holdings Co. Ltd.	97,300	1,336,100
	Quick Co. Ltd.	126,700	712,614
#	Raccoon Holdings, Inc.	37,700	157,074
	Raito Kogyo Co. Ltd.	201,800	4,563,154
	Raiznext Corp.	123,700	2,017,333
	Raksul, Inc.	181,500	2,385,636
#	Rakumachi, Inc.	15,700	107,977
	Rakus Co. Ltd.	550,998	3,135,908
*	Rakuten Bank Ltd.	151,300	7,240,945
*	Rakuten Group, Inc.	1,497,800	8,980,375
#	Rasa Corp.	34,900	462,459
#	Rasa Industries Ltd.	37,799	1,788,653
	Recruit Holdings Co. Ltd.	1,047,700	55,186,300
	Relo Group, Inc.	353,099	4,011,078
#	Renaissance, Inc.	31,700	223,178
	Renesas Electronics Corp.	921,299	15,317,014
	Rengo Co. Ltd.	1,290,810	11,058,046
#*	RENOVA, Inc.	116,300	520,085
	Resol Holdings Co. Ltd.	4,700	235,803
	Resona Holdings, Inc.	1,500,590	17,497,071
	Resonac Holdings Corp.	640,200	37,179,584
	Resorttrust, Inc.	604,700	7,046,309
	Restar Corp.	99,000	1,884,480
#	Retail Partners Co. Ltd.	56,000	489,146
	Rheon Automatic Machinery Co. Ltd.	68,100	677,823
	Rhythm Co. Ltd.	40,300	1,058,850
	Ricoh Co. Ltd.	1,841,819	16,297,616
	Ricoh Leasing Co. Ltd.	77,500	3,003,295
#	Ride On Express Holdings Co. Ltd.	19,900	132,768
	Riken Keiki Co. Ltd.	88,900	1,898,626
	Riken Technos Corp.	190,900	2,057,732
	Riken Vitamin Co. Ltd.	65,400	1,314,909
#	Ringer Hut Co. Ltd.	22,900	333,502
	Rinnai Corp.	177,100	4,651,602
	Rion Co. Ltd.	23,800	422,466
	Rise Consulting Group, Inc.	28,000	97,924
		Shares	Value»
JAPAN — (Continued)
	Riso Kagaku Corp.	26,716	$210,925
#	Riso Kyoiku Group Corp.	142,193	189,688
#	Rix Corp.	8,000	191,497
#	Rock Field Co. Ltd.	49,300	444,573
	Rohm Co. Ltd.	751,799	13,165,315
	Rohto Pharmaceutical Co. Ltd.	448,800	7,430,233
#	Rokko Butter Co. Ltd.	32,812	252,107
	Roland Corp.	33,600	829,356
	Rorze Corp.	419,500	8,886,713
	Round One Corp.	770,641	5,444,428
#	Royal Holdings Co. Ltd.	201,100	1,724,278
	RS Technologies Co. Ltd.	28,100	691,057
	Ryobi Ltd.	86,667	1,525,862
	RYODEN Corp.	68,800	1,640,063
	Ryohin Keikaku Co. Ltd.	996,100	19,867,012
	Ryoyo Ryosan Holdings, Inc.	88,360	1,780,782
#	Ryoyu Systems Co. Ltd.	8,700	203,866
	S Foods, Inc.	47,300	931,638
	S&B Foods, Inc.	10,600	299,414
#	Sac's Bar Holdings, Inc.	40,600	213,762
	Sagami Holdings Corp.	4,600	57,393
	Sagami Rubber Industries Co. Ltd.	16,200	71,555
	Saibu Gas Holdings Co. Ltd.	32,600	503,772
	Saizeriya Co. Ltd.	94,100	3,806,449
	Sakai Chemical Industry Co. Ltd.	78,200	1,682,941
	Sakai Heavy Industries Ltd.	30,900	439,031
	Sakai Moving Service Co. Ltd.	71,800	1,355,306
	Sakata INX Corp.	194,000	2,975,016
	Sakata Seed Corp.	61,600	1,620,273
	Sala Corp.	208,660	1,496,429
#	Samco, Inc.	4,300	132,139
	San Holdings, Inc.	96,200	923,812
#	San ju San Financial Group, Inc.	83,317	2,703,019
	San-A Co. Ltd.	130,400	2,485,897
	San-Ai Obbli Co. Ltd.	259,200	3,683,564
	Sangetsu Corp.	183,100	3,737,902
	San-In Godo Bank Ltd.	677,997	6,935,467
#*	Sanken Electric Co. Ltd.	86,600	4,081,962
	Sanki Engineering Co. Ltd.	161,700	6,966,095
	Sanko Gosei Ltd.	88,352	550,507

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanko Metal Industrial Co. Ltd.	56,500	$526,460
	Sankyo Co. Ltd.	808,850	12,652,462
	Sankyo Frontier Co. Ltd.	22,300	306,731
	Sankyo Seiko Co. Ltd.	115,800	589,818
#	Sankyo Tateyama, Inc.	102,235	425,791
	Sankyu, Inc.	252,000	15,012,990
#	Sanoh Industrial Co. Ltd.	108,100	596,789
	Sanrio Co. Ltd.	277,100	8,573,042
*	Sansan, Inc.	121,100	1,170,267
	Sansei Landic Co. Ltd.	6,400	56,296
	Sansei Technologies, Inc.	44,700	702,411
	Sansha Electric Manufacturing Co. Ltd.	26,500	173,879
	Sanshin Electronics Co. Ltd.	36,000	730,207
#	Santec Holdings Corp.	18,100	1,219,253
	Santen Pharmaceutical Co. Ltd.	814,399	9,161,688
	Sanwa Holdings Corp.	511,400	11,583,877
#	Sanyo Chemical Industries Ltd.	52,500	1,875,599
	Sanyo Denki Co. Ltd.	131,400	3,533,030
#	Sanyo Electric Railway Co. Ltd.	22,400	293,554
#	Sanyo Engineering & Construction, Inc.	32,400	296,127
	Sanyo Industries Ltd.	1,500	42,567
	Sanyo Shokai Ltd.	42,299	1,203,065
	Sanyo Trading Co. Ltd.	88,500	909,519
#	Sapporo Holdings Ltd.	428,500	4,574,668
	Sata Construction Co. Ltd.	46,000	361,518
	Sato Corp.	102,182	1,533,151
#	Sato Shoji Corp.	48,400	737,072
#	Satori Electric Co. Ltd.	47,500	577,587
	Sawai Group Holdings Co. Ltd.	261,000	4,003,414
	SAXA, Inc.	22,700	967,742
#*	SBI ARUHI Corp.	35,770	205,455
#	SBI Global Asset Management Co. Ltd.	37,500	154,212
	SBI Holdings, Inc.	1,134,760	25,661,474
		Shares	Value»
JAPAN — (Continued)
#	SBS Holdings, Inc.	102,800	$2,562,711
	SCREEN Holdings Co. Ltd.	145,400	18,517,126
	Scroll Corp.	141,300	1,191,244
	SEC Carbon Ltd.	14,000	242,633
	Secom Co. Ltd.	182,800	6,696,618
	Seed Co. Ltd.	45,300	169,373
	Sega Sammy Holdings, Inc.	293,112	4,597,439
#	Segue Group Co. Ltd.	21,300	70,684
	Seibu Giken Co. Ltd.	1,200	13,541
	Seibu Holdings, Inc.	378,200	10,020,855
	Seika Corp.	108,402	1,630,807
	Seikagaku Corp.	83,100	375,504
	Seikitokyu Kogyo Co. Ltd.	95,399	1,030,748
	Seiko Electric Co. Ltd.	12,500	179,355
	Seiko Epson Corp.	949,732	12,220,870
	Seiko Group Corp.	132,500	6,619,027
	Seikoh Giken Co. Ltd.	700	60,212
	Seino Holdings Co. Ltd.	381,400	5,937,413
	Seiren Co. Ltd.	182,200	3,728,682
	Sekisui Chemical Co. Ltd.	804,500	14,229,498
#	Sekisui House Ltd.	526,700	11,738,456
	Sekisui Jushi Corp.	84,100	1,131,615
#*	Sekisui Kasei Co. Ltd.	88,221	241,076
	SEMITEC Corp.	30,000	466,690
#	Senko Group Holdings Co. Ltd.	605,000	7,536,108
	Senshu Electric Co. Ltd.	43,900	1,640,468
	Senshu Ikeda Holdings, Inc.	996,460	5,274,936
*	Senshukai Co. Ltd.	52,000	69,341
	Septeni Holdings Co. Ltd.	22,500	63,475
	SERAKU Co. Ltd.	10,800	115,824
	Seria Co. Ltd.	141,600	3,364,516
	Seven & i Holdings Co. Ltd.	4,047,856	57,967,713
	Seven Bank Ltd.	1,963,172	3,778,967
#	SFP Holdings Co. Ltd.	7,700	110,237
#	SG Holdings Co. Ltd.	650,230	6,259,628
	Sharingtechnology, Inc.	64,200	482,497
#*	Sharp Corp.	878,733	4,010,244
	Shibaura Machine Co. Ltd.	97,000	2,670,467
	Shibaura Mechatronics Corp.	47,700	7,191,171
	Shibusawa Logistics Corp.	150,000	1,260,725
#	Shibuya Corp.	54,400	1,238,829

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	SHIFT, Inc.	657,785	$3,118,510
	Shiga Bank Ltd.	195,336	9,990,072
	Shikibo Ltd.	67,700	472,734
#	Shikoku Bank Ltd.	225,500	2,972,379
	Shikoku Electric Power Co., Inc.	304,400	3,081,297
#	Shikoku Kasei Holdings Corp.	117,600	3,274,652
	Shima Seiki Manufacturing Ltd.	75,769	498,976
#	Shimadaya Corp.	16,700	193,231
	Shimadzu Corp.	293,100	7,943,628
	Shimamura Co. Ltd.	138,892	9,309,237
	Shimano, Inc.	43,807	4,993,449
#	Shimizu Bank Ltd.	22,300	362,189
	Shimizu Corp.	792,900	14,081,043
	Shimojima Co. Ltd.	15,000	134,350
	Shin Maint Holdings Co. Ltd.	17,100	134,876
	Shin Nippon Air Technologies Co. Ltd.	89,600	1,905,065
	Shinagawa Refra Co. Ltd.	141,400	1,962,616
	Shindengen Electric Manufacturing Co. Ltd.	25,200	596,805
	Shin-Etsu Chemical Co. Ltd.	1,116,800	36,725,475
	Shin-Etsu Polymer Co. Ltd.	190,900	2,493,653
#	Shinko Shoji Co. Ltd.	147,900	1,031,373
	Shinmaywa Industries Ltd.	287,100	4,056,714
	Shinnihon Corp.	141,400	1,825,437
#	Shinnihonseiyaku Co. Ltd.	21,600	287,356
	Shinsho Corp.	76,500	1,315,389
	Shinwa Co. Ltd. (3447 JP)	39,600	242,818
	Shinwa Co. Ltd. (7607 JP)	33,500	678,099
	Shionogi & Co. Ltd.	718,800	14,799,504
	Ship Healthcare Holdings, Inc.	389,800	6,425,411
	Shirai Electronics Industrial Co. Ltd.	16,600	81,516
	Shiseido Co. Ltd.	307,204	5,246,958
	Shizuki Electric Co., Inc.	10,200	60,221
	Shizuoka Financial Group, Inc.	823,630	13,454,810
	Shizuoka Gas Co. Ltd.	222,200	1,758,811
	SHO-BOND Holdings Co. Ltd.	410,000	3,680,467
	Shoei Co. Ltd.	207,300	2,385,580
		Shares	Value»
JAPAN — (Continued)
#	Shoei Foods Corp.	28,100	$740,217
	Showa Sangyo Co. Ltd.	44,228	900,970
	Showa Shinku Co. Ltd.	6,200	63,890
	SIGMAXYZ Holdings, Inc.	284,400	1,436,893
	Siix Corp.	85,080	695,429
*	Simplex Holdings, Inc.	462,000	2,864,188
	Sinanen Holdings Co. Ltd.	26,400	1,088,465
	Sinfonia Technology Co. Ltd.	111,500	7,545,887
	Sinko Industries Ltd.	172,500	1,656,381
	Sintokogio Ltd.	119,200	878,880
	SK Kaken Co. Ltd.	2,500	172,504
#	SK-Electronics Co. Ltd.	34,722	748,367
	SKY Perfect JSAT Holdings, Inc.	760,300	10,990,034
	Skylark Holdings Co. Ltd.	722,000	14,711,677
#	Smaregi, Inc.	22,100	390,609
	SMC Corp.	37,100	14,423,414
#	SMK Corp.	11,599	208,414
	SMS Co. Ltd.	201,700	2,134,517
#	Socionext, Inc.	557,521	7,460,334
#	Soda Nikka Co. Ltd.	68,500	518,441
	Sodick Co. Ltd.	262,334	1,773,953
	SoftBank Corp.	19,213,000	26,115,443
	SoftBank Group Corp.	4,772,248	130,317,625
	Softcreate Holdings Corp.	63,000	845,323
	Software Service, Inc.	9,300	768,567
	Sojitz Corp.	439,519	16,027,193
	Soken Chemical & Engineering Co. Ltd.	55,300	1,008,739
	Solasto Corp.	115,342	682,901
#	Soliton Systems KK	27,400	346,432
	Sompo Holdings, Inc.	1,157,100	39,902,027
*	Sony Financial Group, Inc. 8729 JP	2,077,000	2,090,492
*	Sony Financial Group, Inc. SFGYY US, ADR	274,721	1,365,363
	Sony Group Corp. (6758 JP)	5,644,000	124,438,386
#	Sony Group Corp. (SONY US), Sponsored ADR	1,305,723	28,856,478
	Sotetsu Holdings, Inc.	181,400	3,278,604
#	Space Co. Ltd.	49,360	492,662
	Sparx Group Co. Ltd.	93,039	990,956
	SPK Corp.	31,600	474,537
	S-Pool, Inc.	150,799	251,070

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sprix, Inc.	3,700	$30,707
	Square Enix Holdings Co. Ltd.	191,100	3,302,490
#	SRA Holdings	51,500	1,872,447
#	SRE Holdings Corp.	28,300	541,413
#	SRS Holdings Co. Ltd.	42,700	343,965
	ST Corp.	19,100	188,657
#	ST HD Co. Ltd.	155,500	2,798,470
	St. Marc Holdings Co. Ltd.	41,500	754,635
	Stanley Electric Co. Ltd.	320,800	6,319,825
	Star Mica Holdings Co. Ltd.	82,800	781,783
	Startia Holdings, Inc.	10,500	191,005
	Starts Corp., Inc.	200,800	6,370,389
	Starzen Co. Ltd.	205,494	1,755,400
#	Stella Chemifa Corp.	42,300	1,453,467
#	Step Co. Ltd.	27,700	438,622
	STI Foods Holdings, Inc.	28,200	237,780
	Strike Co. Ltd.	32,400	883,076
#	Studio Alice Co. Ltd.	33,800	435,317
	Subaru Corp.	1,810,200	38,861,659
#	Subaru Enterprise Co. Ltd.	32,000	625,662
	Sugi Holdings Co. Ltd.	317,000	7,286,000
	Sugimoto & Co. Ltd.	88,700	814,570
#	Sukegawa Electric Co. Ltd.	1,300	66,031
	SUMCO Corp.	1,167,460	12,188,297
	Sumida Corp.	127,200	973,963
	Suminoe Co. Ltd.	15,600	128,211
#	Sumiseki Holdings, Inc.	124,200	539,914
	Sumitomo Bakelite Co. Ltd.	200,700	7,068,638
	Sumitomo Chemical Co. Ltd.	3,088,952	9,396,973
	Sumitomo Corp.	627,700	25,490,327
	Sumitomo Electric Industries Ltd.	1,367,900	59,885,997
	Sumitomo Forestry Co. Ltd.	1,592,100	17,262,045
	Sumitomo Heavy Industries Ltd.	322,763	10,049,103
	Sumitomo Metal Mining Co. Ltd.	371,400	20,987,208
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	2,617,410	92,107,829
	Sumitomo Mitsui Trust Group, Inc.	638,646	21,330,001
	Sumitomo Osaka Cement Co. Ltd.	69,599	1,875,887
		Shares	Value»
JAPAN — (Continued)
#*	Sumitomo Pharma Co. Ltd.	68,400	$1,017,861
	Sumitomo Realty & Development Co. Ltd.	758,600	21,124,719
#	Sumitomo Rubber Industries Ltd.	417,863	6,734,347
	Sumitomo Seika Chemicals Co. Ltd.	36,701	1,272,445
	Sumitomo Warehouse Co. Ltd.	276,100	6,623,089
	Sun Frontier Fudousan Co. Ltd.	163,500	2,593,463
#	Suncall Corp.	117,300	726,160
	Sundrug Co. Ltd.	228,300	6,079,188
	Suntory Beverage & Food Ltd.	171,700	5,439,290
	Sun-Wa Technos Corp.	44,900	872,166
	Suruga Bank Ltd.	431,800	5,423,391
#	Suzuden Corp.	17,700	196,466
	Suzuken Co. Ltd.	246,399	9,932,255
	Suzuki Co. Ltd.	56,200	908,417
	Suzuki Motor Corp.	2,121,500	28,926,798
	SWCC Corp.	184,800	13,773,353
	Synchro Food Co. Ltd.	13,200	51,118
	Sysmex Corp.	1,250,800	11,835,399
	System Research Co. Ltd.	23,800	302,557
#	System Support Holdings, Inc.	37,400	338,021
#	Systems Engineering Consultants Co. Ltd.	17,200	383,940
	Systena Corp.	1,023,900	3,359,929
#	Syuppin Co. Ltd.	56,400	423,058
	T Hasegawa Co. Ltd.	100,892	1,856,040
	T RAD Co. Ltd.	21,100	1,165,215
	T&D Holdings, Inc.	654,210	16,158,320
	Tachibana Eletech Co. Ltd.	78,580	1,547,456
#	Tachikawa Corp.	47,339	591,930
	Tachi-S Co. Ltd.	96,300	1,312,699
	Tadano Ltd.	190,845	1,410,428
	Taihei Dengyo Kaisha Ltd.	168,300	2,431,264
	Taiheiyo Cement Corp.	411,491	11,307,513
	Taiheiyo Kouhatsu, Inc.	4,199	24,637
	Taiho Kogyo Co. Ltd.	75,200	412,082
	Taikisha Ltd.	176,400	3,940,611
	Taiko Bank Ltd.	16,200	248,616
	Taisei Corp.	120,480	12,017,631

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	17,700	$295,473
	Taiyo Holdings Co. Ltd.	257,800	8,344,184
	Taiyo Yuden Co. Ltd.	538,199	11,380,484
	Takamatsu Construction Group Co. Ltd.	69,100	1,709,372
#	Takamiya Co. Ltd.	88,643	253,377
	Takaoka Toko Co. Ltd.	49,974	1,493,910
#	Takara & Co. Ltd.	25,600	702,458
#	Takara Bio, Inc.	109,200	573,657
#	Takara Holdings, Inc.	373,800	3,860,704
	Takara Standard Co. Ltd.	189,445	3,617,370
	Takasago International Corp.	350,300	3,420,626
	Takasago Thermal Engineering Co. Ltd.	229,700	6,640,794
	Takashima & Co. Ltd.	136,800	801,082
#	Takashimaya Co. Ltd.	1,059,800	13,246,937
#	TAKEBISHI Corp.	28,200	416,943
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,299,907	44,248,450
	Takemoto Yohki Co. Ltd.	23,000	130,179
#	Takeuchi Manufacturing Co. Ltd.	173,000	7,162,890
	Taki Chemical Co. Ltd.	7,200	182,967
#	Tama Home Co. Ltd.	92,800	2,229,282
	Tamron Co. Ltd.	626,000	4,178,682
	Tamura Corp.	227,500	937,672
	Tanabe Engineering Corp.	23,900	431,639
#	Tanseisha Co. Ltd.	108,949	1,078,015
	Taoka Chemical Co. Ltd.	23,200	169,902
#	Tauns Laboratories, Inc.	30,700	105,837
#	Tayca Corp.	52,600	474,043
#	Tazmo Co. Ltd.	27,200	444,721
	Tbk Co. Ltd.	79,201	193,150
	TBS Holdings, Inc.	118,700	4,602,348
#	TDC Soft, Inc.	107,900	854,941
	TDK Corp. (6762 JP)	2,302,500	29,709,681
	TDK Corp. (TTDKY US), Sponsored ADR	597,870	7,652,736
	TechMatrix Corp.	162,200	2,218,514
#	Techno Medica Co. Ltd.	15,700	226,127
		Shares	Value»
JAPAN — (Continued)
	Techno Ryowa Ltd.	24,270	$1,222,346
	Techno Smart Corp.	28,200	377,102
	Teijin Ltd.	580,168	5,612,758
#	Teikoku Electric Manufacturing Co. Ltd.	47,300	932,213
#	Teikoku Sen-I Co. Ltd.	75,200	1,460,074
#	Teikoku Tsushin Kogyo Co. Ltd.	39,800	705,081
	Tekken Corp.	51,899	1,634,432
#	Temairazu, Inc.	7,999	160,696
#	Tenpos Holdings Co. Ltd.	2,000	48,684
	Tera Probe, Inc.	11,100	527,385
	Terumo Corp.	1,085,500	14,199,697
#	Tess Holdings Co. Ltd.	99,188	236,289
	THK Co. Ltd.	169,400	5,061,214
	Tigers Polymer Corp.	6,600	41,115
	TIS, Inc.	412,201	11,994,434
	TKC Corp.	82,100	2,158,664
	Toa Corp. (1885 JP)	278,400	5,661,594
	Toa Corp. (6809 JP)	153,216	1,637,219
	TOA ROAD Corp.	151,100	1,703,277
	Toagosei Co. Ltd.	475,150	5,400,799
	TOBISHIMA HOLDINGS, Inc.	87,240	1,370,892
	Tobu Railway Co. Ltd.	332,700	5,873,625
	TOC Co. Ltd.	106,900	578,612
	Tocalo Co. Ltd.	303,700	5,080,846
#	Tochigi Bank Ltd.	548,501	2,975,485
	Toda Corp.	878,600	7,669,058
	Toei Animation Co. Ltd.	183,400	3,048,611
	Toei Co. Ltd.	55,300	2,013,040
	Toell Co. Ltd.	8,400	46,988
	Toenec Corp.	194,800	2,580,625
	Togami Electric Manufacturing Co. Ltd.	11,600	351,095
#	Toho Bank Ltd.	830,855	3,235,668
	Toho Chemical Industry Co. Ltd.	23,000	112,267
#	Toho Co. Ltd. (8142 JP)	121,200	1,002,974
	Toho Co. Ltd. (9602 JP)	60,000	3,058,794
	Toho Gas Co. Ltd.	148,955	4,934,338
#	Toho Holdings Co. Ltd.	208,100	6,221,399
	Toho System Science Co. Ltd.	1,800	13,376
#	Toho Titanium Co. Ltd.	173,600	2,087,406
#*	Toho Zinc Co. Ltd.	41,599	445,399
	Tohoku Bank Ltd.	60,500	597,510

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tohoku Electric Power Co., Inc.	745,100	$5,374,313
#	Tohokushinsha Film Corp.	45,000	184,789
	Tokai Carbon Co. Ltd.	458,300	3,171,146
	Tokai Corp.	57,402	914,980
	TOKAI Holdings Corp.	345,800	2,569,181
	Tokai Rika Co. Ltd.	215,467	4,367,208
	Tokai Tokyo Financial Holdings, Inc.	503,217	2,410,940
	Token Corp.	25,470	2,447,606
	Tokio Marine Holdings, Inc. (8766 JP)	1,440,936	53,707,336
#	Tokio Marine Holdings, Inc. (TKOMY US), ADR	167,916	6,261,588
#	Tokushu Tokai Paper Co. Ltd.	98,614	1,053,237
	Tokuyama Corp.	308,112	8,055,357
	Tokyo Base Co. Ltd.	85,200	232,851
	Tokyo Century Corp.	671,720	9,357,501
#*	Tokyo Electric Power Co. Holdings, Inc.	1,843,312	6,924,049
#	Tokyo Electron Device Ltd.	107,400	2,457,009
	Tokyo Electron Ltd.	393,800	104,931,492
	Tokyo Energy & Systems, Inc.	88,900	1,057,169
	Tokyo Gas Co. Ltd.	343,500	15,239,593
	Tokyo Kiraboshi Financial Group, Inc.	134,674	8,792,794
	Tokyo Ohka Kogyo Co. Ltd.	210,900	9,954,811
	Tokyo Printing Ink Manufacturing Co. Ltd.	9,900	94,441
	Tokyo Rope Manufacturing Co. Ltd.	26,599	288,577
#	Tokyo Sangyo Co. Ltd.	78,400	484,444
	Tokyo Seimitsu Co. Ltd.	126,200	11,433,789
	Tokyo Steel Manufacturing Co. Ltd.	277,000	2,704,555
	Tokyo Tatemono Co. Ltd.	708,600	16,674,932
#	Tokyo Tekko Co. Ltd.	40,400	1,609,824
#	Tokyo Theatres Co., Inc.	17,900	173,478
	Tokyotokeiba Co. Ltd.	56,100	1,943,222
	Tokyu Construction Co. Ltd.	341,080	2,818,422
		Shares	Value»
JAPAN — (Continued)
	Tokyu Corp.	352,206	$3,976,386
	Tokyu Fudosan Holdings Corp.	2,165,594	20,052,342
	Toli Corp.	183,400	904,071
	Tomato Bank Ltd.	29,600	308,099
#	Tomen Devices Corp.	12,400	935,663
#	Tomoe Corp.	119,600	1,567,382
#	Tomoe Engineering Co. Ltd.	86,400	1,078,880
	Tomoku Co. Ltd.	52,600	1,179,174
	TOMONY Holdings, Inc.	1,084,760	6,139,188
	Tomy Co. Ltd.	305,000	5,385,847
	TOPPAN Holdings, Inc.	398,120	12,297,827
	Topre Corp.	126,636	2,062,945
#	Topy Industries Ltd.	78,300	1,586,929
	Toray Industries, Inc.	2,517,900	18,572,556
#	Torex Semiconductor Ltd.	19,500	185,905
#	Toridoll Holdings Corp.	181,300	4,890,561
#	Torigoe Co. Ltd.	47,600	322,416
	Torishima Pump Manufacturing Co. Ltd.	82,900	1,159,354
	Tosei Corp.	348,200	3,547,295
	Toshiba TEC Corp.	133,900	2,251,796
#	Tosho Co. Ltd.	60,300	291,686
	Tosoh Corp.	749,113	12,225,980
	Totech Corp.	91,200	2,373,016
	Totetsu Kogyo Co. Ltd.	91,500	2,755,029
	TOTO Ltd.	191,898	6,031,142
#	Tottori Bank Ltd.	23,600	261,372
#	Toumei Co. Ltd.	19,100	135,421
#	Tow Co. Ltd.	152,700	373,584
	Towa Bank Ltd.	86,900	648,494
	Towa Pharmaceutical Co. Ltd.	142,100	3,309,589
	Toyo Corp.	64,100	742,058
	Toyo Denki Seizo KK	17,100	220,205
#	Toyo Gosei Co. Ltd.	27,500	1,576,498
#	Toyo Innovex Co. Ltd.	54,600	240,061
	Toyo Kanetsu KK	68,200	1,174,227
	Toyo Seikan Group Holdings Ltd.	429,600	10,778,599
	Toyo Suisan Kaisha Ltd.	59,500	4,248,093
#	Toyo Tanso Co. Ltd.	59,800	2,089,355
	Toyo Tire Corp.	606,300	16,339,616
	Toyobo Co. Ltd.	183,778	1,577,162
	Toyoda Gosei Co. Ltd.	399,400	10,850,857
	Toyokumo, Inc.	5,700	88,651
	Toyota Boshoku Corp.	344,600	5,786,498

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyota Industries Corp.	82,100	$10,505,188
	Toyota Motor Corp. (7203 JP)	12,370,491	280,383,200
	Toyota Tsusho Corp.	1,237,638	45,073,813
	TPR Co. Ltd.	137,534	1,195,249
#	Traders Holdings Co. Ltd.	84,219	529,626
#	Transaction Co. Ltd.	107,400	828,380
*	Transaction Media Networks, Inc.	31,700	91,765
	Transcosmos, Inc.	52,900	1,290,088
#	TRE Holdings Corp.	167,312	1,856,715
#	Treasure Factory Co. Ltd.	48,800	537,256
*	Trend Micro, Inc. (4704 JP)	218,500	8,571,303
*	Trend Micro, Inc. (TMICY US), Sponsored ADR	3,140	122,962
#	Tri Chemical Laboratories, Inc.	84,600	1,813,425
	Trinity Industrial Corp.	7,900	66,973
	Trusco Nakayama Corp.	104,522	1,651,919
	TS Tech Co. Ltd.	367,400	4,513,549
	TSI Holdings Co. Ltd.	261,690	1,784,998
#*	Tsubaki Nakashima Co. Ltd.	97,025	218,781
	Tsubakimoto Chain Co.	393,000	6,028,565
#	Tsubakimoto Kogyo Co. Ltd.	52,200	964,735
#	Tsuburaya Fields Holdings, Inc.	134,400	1,592,348
	Tsugami Corp.	191,300	3,978,900
	Tsukada Global Holdings, Inc.	41,300	152,141
	Tsukishima Holdings Co. Ltd.	117,600	2,259,471
#	Tsukuba Bank Ltd.	243,300	804,548
	Tsumura & Co.	223,778	5,915,530
#	Tsuruha Holdings, Inc.	1,004,690	16,009,498
	Tsurumi Manufacturing Co. Ltd.	130,200	1,837,856
	Tsutsumi Jewelry Co. Ltd.	21,800	371,701
	Tsuzuki Denki Co. Ltd.	23,900	563,076
	TV Asahi Holdings Corp.	147,200	3,404,306
	Tv Tokyo Holdings Corp.	37,700	1,115,102
#	TWOSTONE&Sons	26,300	113,617
	TYK Corp.	55,000	219,614
	UACJ Corp.	656,856	10,396,400
		Shares	Value»
JAPAN — (Continued)
	UBE Corp.	219,065	$3,788,355
#	Ubicom Holdings, Inc.	14,226	95,545
	Uchida Yoko Co. Ltd.	201,000	2,701,954
	Ukai Co. Ltd.	1,000	21,633
	ULS Group, Inc.	108,000	398,177
	Ultrafabrics Holdings Co. Ltd.	17,600	85,123
	Ulvac, Inc.	115,695	6,211,912
	U-Next Holdings Co. Ltd.	251,500	3,027,634
	Unicharm Corp.	1,106,599	6,720,591
	Unipres Corp.	125,941	1,113,926
	UNISOL Holdings Corp.	69,076	1,020,397
	United Arrows Ltd.	72,800	1,133,426
#	United Super Markets Holdings, Inc.	141,623	853,606
#	UNITED, Inc.	8,500	29,590
	Univance Corp.	7,200	37,725
#*	Universal Entertainment Corp.	46,500	234,520
#	Urbanet Corp. Co. Ltd.	121,800	445,533
#	User Local, Inc.	14,900	178,419
	Ushio, Inc.	449,800	8,085,888
	USS Co. Ltd.	827,000	9,137,795
#	UT Group Co. Ltd.	1,434,000	1,914,138
	V Technology Co. Ltd.	22,900	461,980
	Valor Holdings Co. Ltd.	141,713	3,208,462
	Valqua Ltd.	78,700	2,232,045
#	Value HR Co. Ltd.	63,000	565,655
	ValueCommerce Co. Ltd.	80,700	338,321
	Vector, Inc.	66,800	631,940
	Vertex Corp.	213,360	1,828,161
	Vision, Inc.	96,900	812,511
*	Visional, Inc.	75,900	4,182,844
	Vital KSK Holdings, Inc.	196,385	1,783,152
	VT Holdings Co. Ltd.	223,400	785,294
#	WA, Inc.	7,200	62,050
	Wacoal Holdings Corp.	160,500	4,525,418
	Wacom Co. Ltd.	246,500	1,194,548
#	Wakachiku Construction Co. Ltd.	33,200	987,745
	Wakita & Co. Ltd.	190,600	2,483,697
	Warabeya Nichiyo Holdings Co. Ltd.	59,732	1,329,707
#	Waseda Academy Co. Ltd.	27,900	376,353
	Washington Hotel Corp.	1,400	11,473
#	Watahan & Co. Ltd.	52,000	476,381

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	WATAMI Co. Ltd.	71,700	$442,336
#	WDB Holdings Co. Ltd.	23,200	240,613
	WDI Corp.	3,300	68,277
#	Wealth Management, Inc.	5,800	39,575
	Weathernews, Inc.	30,800	811,878
	Wellneo Sugar Co. Ltd.	55,600	1,028,222
	Wellnet Corp.	57,800	246,927
#	West Holdings Corp.	138,406	1,424,247
	West Japan Railway Co.	263,400	5,382,431
#	Will Group, Inc.	38,000	292,470
*	WingArc1st, Inc.	59,400	1,251,513
	Workman Co. Ltd.	45,200	1,859,550
	World Co. Ltd.	103,800	2,106,418
	World Holdings Co. Ltd.	32,500	532,014
	Wowow, Inc.	14,300	134,039
#*	W-Scope Corp.	86,200	94,268
	Xebio Holdings Co. Ltd.	82,139	572,002
#	YAC Holdings Co. Ltd.	61,624	441,454
	Yahagi Construction Co. Ltd.	110,900	1,664,583
#	Yakult Honsha Co. Ltd.	340,500	5,502,370
	YAKUODO Holdings Co. Ltd.	25,500	330,728
	YAMABIKO Corp.	168,640	3,510,740
	YAMADA Consulting Group Co. Ltd.	20,500	229,474
	Yamada Holdings Co. Ltd.	1,772,338	6,213,375
#	Yamae Group Holdings Co. Ltd.	60,400	1,092,694
#	Yamagata Bank Ltd.	54,399	778,742
	Yamaguchi Financial Group, Inc.	651,900	10,384,068
	Yamaha Corp.	960,097	6,978,431
	Yamaha Motor Co. Ltd.	2,797,400	21,125,121
	Yamaichi Electronics Co. Ltd.	126,500	4,807,556
#	Yamami Co.	11,800	372,275
	Yamanashi Chuo Bank Ltd.	119,000	3,652,014
#	Yamatane Corp.	91,800	1,342,195
	Yamato Corp.	80,400	1,215,564
	Yamato Holdings Co. Ltd.	405,300	5,299,185
	Yamato Kogyo Co. Ltd.	112,100	8,081,518
#	Yamaura Corp.	31,400	298,705
#	Yamax Corp.	13,000	170,944
#	Yamaya Corp.	8,810	126,785
		Shares	Value»
JAPAN — (Continued)
	Yamazaki Baking Co. Ltd.	395,700	$8,383,880
	Yamazen Corp.	214,700	1,980,251
#	Yashima Denki Co. Ltd.	42,800	850,447
	Yaskawa Electric Corp.	149,900	4,784,698
#	Yasuda Logistics Corp.	75,700	1,090,802
#	YE DIGITAL Corp.	31,400	161,265
	Yellow Hat Ltd.	300,400	3,279,687
	Yodoko Ltd.	538,200	4,875,978
	Yokogawa Bridge Holdings Corp.	140,100	2,819,793
	Yokogawa Electric Corp.	296,400	9,881,638
	Yokohama Financial Group, Inc.	1,891,211	17,224,637
	Yokohama Rubber Co. Ltd.	532,300	21,010,036
#	Yokorei Co. Ltd.	196,300	1,611,980
	Yokowo Co. Ltd.	61,900	881,672
	Yomeishu Seizo Co. Ltd.	17,900	494,794
	Yondenko Corp.	118,380	1,282,738
#	Yondoshi Holdings, Inc.	38,600	454,743
	Yonex Co. Ltd.	204,100	4,302,968
#	Yorozu Corp.	62,310	410,402
	Yoshicon Co. Ltd.	1,900	35,837
#*	Yoshimura Food Holdings KK	33,200	187,221
#	Yoshinoya Holdings Co. Ltd.	222,800	4,400,226
#	Yossix Holdings Co. Ltd.	15,300	311,171
	Yotai Refractories Co. Ltd.	3,400	40,021
	Yuasa Funashoku Co. Ltd.	11,600	132,257
	Yuasa Trading Co. Ltd.	72,700	2,664,490
	Yuken Kogyo Co. Ltd.	4,500	94,437
#	Yukiguni Factory Co. Ltd.	45,218	310,582
	Yurtec Corp.	196,400	3,453,130
#	Yushin Co.	50,700	249,559
	Yushiro, Inc.	34,200	671,562
#	Yutaka Foods Corp.	4,000	54,596
	Yutaka Giken Co. Ltd.	2,200	46,828
	Zacros Corp.	234,400	1,764,883
	Zaoh Co. Ltd.	18,400	305,330
#	Zenitaka Corp.	10,637	541,128
	Zenkoku Hosho Co. Ltd.	376,393	7,483,292
	Zenrin Co. Ltd.	150,249	1,019,087
	Zensho Holdings Co. Ltd.	172,797	9,365,063

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	593,500	$7,252,476
	ZERIA Pharmaceutical Co. Ltd.	79,700	1,058,442
#	ZIGExN Co. Ltd.	226,200	685,792
	Zojirushi Corp.	32,300	322,888
	ZOZO, Inc.	740,700	6,117,777
#	Zuiko Corp.	53,835	349,695
TOTAL JAPAN			8,815,444,453
NETHERLANDS — (3.4%)
	Aalberts NV	454,850	17,465,572
Ω	ABN AMRO Bank NV	1,010,931	37,245,977
	Acomo NV	81,893	2,415,332
*Ω	Adyen NV	9,183	13,616,954
	Aegon Ltd. (AEG US)	532,037	4,144,569
	Aegon Ltd. (AGN NA)	4,973,600	39,065,021
#	Akzo Nobel NV	459,878	32,217,763
*Ω	Alfen NV	12,665	168,961
	Allfunds Group PLC	773,184	7,492,984
	AMG Critical Materials NV	104,276	4,460,902
#	Aperam SA	237,788	10,231,639
#	Arcadis NV	312,262	14,023,724
#	ArcelorMittal SA (MT US)	803,577	43,369,063
	ASM International NV	65,587	55,082,140
	ASML Holding NV (ASML NA)	119,915	171,946,739
	ASML Holding NV (ASML US)	179,801	255,856,823
	ASR Nederland NV	630,540	45,796,524
#*	Avantium NV	7,876	61,599
*Ω	Basic-Fit NV	174,813	6,664,082
	BE Semiconductor Industries NV	157,088	30,576,128
#	Brunel International NV	50,834	451,093
#*	CM.com NV	12,593	65,845
	Coca-Cola Europacific Partners PLC	270,395	24,725,897
	Corbion NV	159,591	3,833,261
Ω	CTP NV	265,748	5,793,488
#*	Fastned BV	733	19,076
*	Flow Traders Ltd.	141,512	4,603,741
	ForFarmers NV	80,438	531,957
	Fugro NV	248,807	3,438,168
	HAL Trust	7,074	1,305,706
	Havas NV	208,852	4,315,296
	Heineken NV	248,667	20,527,359
#	IMCD NV	129,789	12,131,692
	ING Groep NV (ING US), Sponsored ADR	17,787	522,759
	ING Groep NV (INGA NA)	2,231,490	65,808,639
#*	InPost SA	547,638	8,583,572
	JDE Peet's NV	118,659	4,467,171
#	Kendrion NV	32,984	581,032
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Ahold Delhaize NV (AD NA)	1,866,433	$72,977,795
	Koninklijke BAM Groep NV	1,590,527	16,680,970
	Koninklijke Heijmans NV	143,047	11,655,518
	Koninklijke KPN NV	14,717,370	72,078,501
#	Koninklijke Philips NV (PHG US)	1,017,635	29,206,124
	Koninklijke Vopak NV	309,427	15,443,176
*	Magnum Ice Cream Co. NV	50,656	899,364
*	Magnum Ice Cream Co. NV MICC NA	276,749	4,918,696
#*	Magnum Ice Cream Co. NV MICC US	110,211	1,956,245
	Nedap NV	23,107	2,385,085
	NN Group NV	899,946	71,336,197
*	NX Filtration NV	3,533	8,875
*	Pharming Group NV	2,173,311	4,430,921
	PostNL NV	919,208	1,287,207
	Prosus NV (PRX NA)	778,407	44,759,371
	Randstad NV	231,844	8,296,891
	SBM Offshore NV	886,185	31,831,975
#*	SIF Holding NV	9,744	88,662
Ω	Signify NV	268,521	5,700,579
#	Sligro Food Group NV	53,442	719,984
	TKH Group NV	186,987	8,205,846
*	TomTom NV	136,910	1,028,677
	Universal Music Group NV	958,047	23,488,955
	Van Lanschot Kempen NV	107,778	6,535,559
	Wolters Kluwer NV	410,028	38,502,853
TOTAL NETHERLANDS			1,428,032,274
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	539,823	3,207,997
	Air New Zealand Ltd.	5,900,968	2,060,077
	Auckland International Airport Ltd.	804,016	4,006,416
	Briscoe Group Ltd.	3,458	10,401
#	Channel Infrastructure NZ Ltd.	1,125,529	1,973,907
	Chorus Ltd. (CHRYY US), ADR	10,086	285,131
	Chorus Ltd. (CNU NZ)	2,046,206	11,700,565
	Contact Energy Ltd.	1,319,165	7,434,597
	EBOS Group Ltd.	289,816	4,489,731
#*	Eroad Ltd.	31,578	22,178
	Fisher & Paykel Healthcare Corp. Ltd.	349,622	8,167,637

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#*	Fletcher Building Ltd. (FBU AU)	46,679	$104,898
*	Fletcher Building Ltd. (FBU NZ)	2,939,911	6,609,451
	Fonterra Co-Operative Group Ltd.	193,658	955,029
	Freightways Group Ltd.	687,706	6,040,358
	Genesis Energy Ltd.	1,619,975	2,370,799
*	Gentrack Group Ltd.	111,983	514,275
	Hallenstein Glasson Holdings Ltd.	175,096	1,045,590
#	Heartland Group Holdings Ltd.	2,011,721	1,459,235
#	Infratil Ltd.	531,030	3,532,546
	Investore Property Ltd.	544,731	362,220
*	KMD Brands Ltd.	3,029,320	500,199
	Mainfreight Ltd.	101,371	4,103,466
	Mercury NZ Ltd.	446,849	1,704,734
	Meridian Energy Ltd.	205,855	698,340
	Napier Port Holdings Ltd.	20,388	46,261
#	NZME Ltd. (NZM AU)	832,068	568,428
	NZX Ltd.	1,102,835	1,002,036
*	Oceania Healthcare Ltd.	1,710,767	871,315
	Port of Tauranga Ltd.	394,422	1,904,773
*	Rakon Ltd.	153,337	130,488
*	Ryman Healthcare Ltd.	1,709,524	2,865,120
	Sanford Ltd.	268,979	1,184,035
	Scales Corp. Ltd.	471,644	1,631,034
*	Serko Ltd.	66,043	117,382
#	Skellerup Holdings Ltd.	734,322	2,286,500
#	SKY Network Television Ltd.	795,781	1,598,328
#*	SKYCITY Entertainment Group Ltd.	2,892,122	1,612,093
	Spark New Zealand Ltd.	1,698,838	2,312,403
#*	Steel & Tube Holdings Ltd.	706,501	284,302
#	Summerset Group Holdings Ltd.	1,077,108	7,490,779
#	Tourism Holdings Ltd.	671,768	1,042,596
	TOWER Ltd.	1,029,385	1,196,604
#	Turners Automotive Group Ltd.	22,040	114,373
	Vector Ltd.	284,783	826,864
*	Vista Group International Ltd.	317,313	354,096
*	Warehouse Group Ltd.	366,083	161,077
TOTAL NEW ZEALAND			102,960,664
		Shares	Value»
NORWAY — (0.7%)
	2020 Bulkers Ltd.	66,756	$991,387
	ABG Sundal Collier Holding ASA	1,407,891	1,184,709
	AF Gruppen ASA	92,610	1,773,366
	Akastor ASA	348,402	484,627
	Aker ASA, Class A	14,573	1,342,265
*	Aker BioMarine ASA	6,188	62,154
	Aker BP ASA	422,563	12,439,345
	Aker Solutions ASA	1,330,206	4,860,642
	Archer Ltd.	241,827	637,620
*	ArcticZymes Technologies ASA	28,327	64,721
	Atea ASA	310,060	4,961,855
	Austevoll Seafood ASA	314,274	3,021,134
#*Ω	AutoStore Holdings Ltd.	160,654	186,229
*	Axactor ASA	277,336	240,749
	B2 Impact ASA	932,946	2,012,904
#	Bakkafrost P	48,508	2,343,275
	Bluenord ASA	68,218	3,188,581
	Bonheur ASA	100,934	2,642,204
	Borregaard ASA	307,322	6,184,668
#	Bouvet ASA	196,819	1,189,177
*	BW Energy Ltd.	31,588	152,274
#Ω	BW LPG Ltd. BWLPG NO	471,056	7,457,119
	BW Offshore Ltd.	509,470	2,482,688
*	Cadeler AS (CADLR NO)	128,116	762,658
#*	Cadeler AS (CDLR US), ADR	6,566	156,927
*	Cloudberry Clean Energy ASA	727,928	935,472
#	DNB Bank ASA	682,028	19,556,018
	DNO ASA	2,226,670	3,782,147
	DOF Group ASA	384,992	4,505,974
#Ω	Elkem ASA	680,905	2,022,730
Ω	Elmera Group ASA	302,288	1,262,221
	Elopak ASA	317,458	1,649,921
#*	Ensurge Micropower ASA	377,894	33,381
Ω	Entra ASA	59,011	691,117
	Equinor ASA	1,136,966	30,559,951
Ω	Europris ASA	634,066	5,825,100
#*	FLEX LNG Ltd. (FLNG NO)	68,867	1,838,746
#	FLEX LNG Ltd. (FLNG US)	4,783	127,706
#	Frontline PLC	233,889	6,657,652
	Gjensidige Forsikring ASA	36,956	1,051,862
#	Golar LNG Ltd.	19,800	803,682
#*	Grieg Seafood ASA	251,982	1,951,102
	Hafnia Ltd.	565,512	3,466,500
#*	Hexagon Composites ASA	318,507	256,802

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Himalaya Shipping Ltd. HSHP US	1,591	$17,278
	Hoegh Autoliners ASA	408,163	4,548,117
#Ω	Kid ASA	115,577	1,495,646
	Kitron ASA	557,120	4,788,659
Ω	Klaveness Combination Carriers ASA	65,365	600,366
*	Kongsberg Automotive ASA	3,499,532	784,756
	Kongsberg Gruppen ASA	214,860	7,380,673
	Leroy Seafood Group ASA	451,590	2,225,364
*	LINK Mobility Group Holding ASA	797,615	2,781,379
	Magnora ASA	98,465	213,986
	Medistim ASA	15,709	365,022
	Mowi ASA	150,940	3,479,475
	MPC Container Ships ASA	1,633,801	3,166,344
#Ω	Multiconsult ASA	34,394	607,251
*	Napatech AS	5,952	20,754
*	Nekkar ASA	115,588	146,202
#*	NEL ASA	1,897,209	432,801
	Norbit ASA	102,991	1,979,477
	Norconsult Norge AS	69,400	327,273
*	Nordic Mining ASA	103,303	127,828
#*	Nordic Semiconductor ASA	53,268	715,359
	Norsk Hydro ASA	817,996	7,262,069
#*Ω	Norske Skog ASA	121,010	234,517
*	Northern Ocean Ltd.	39,056	37,158
	Norwegian Air Shuttle ASA	150,444	253,944
*	NRC Group ASA	43,123	40,980
	Odfjell Drilling Ltd.	499,918	4,975,922
	Odfjell SE, Class A	78,205	1,103,251
	Odfjell Technology Ltd.	85,243	520,488
*	OKEA ASA	113,976	277,845
#Ω	Okeanis Eco Tankers Corp.	63,287	2,552,200
#	Orkla ASA	151,121	1,798,092
*	Otello Corp. ASA	177,781	336,867
#	Panoro Energy ASA	200,956	460,452
	Paratus Energy Services Ltd.	50,277	244,287
	Pareto Bank ASA	67,059	563,611
	Petronor E&P ASA	151,028	161,493
	Pexip Holding ASA	120,836	967,963
*	PhotoCure ASA	28,695	205,616
*Ω	poLight ASA	46,889	31,659
	Protector Forsikring ASA	144,955	7,852,361
	Public Property Invest AS	151,000	374,356
		Shares	Value»
NORWAY — (Continued)
	Rana Gruber ASA	106,359	$857,943
	Reach Subsea ASA	86,000	66,300
#	Salmar ASA	17,953	1,069,495
#*	Salmon Evolution ASA	421,019	214,353
	SATS ASA	343,647	1,432,297
*Ω	Scatec ASA	420,364	5,021,866
*	Sea1 offshore, Inc.	189,487	491,322
	SED Energy Holdings PLC	106,166	92,200
	Selvaag Bolig ASA	99,160	357,034
#*	SmartCraft ASA	36,787	82,669
	Solstad Maritime Holding AS	291,014	660,040
	Solstad Offshore ASA	111,139	588,146
	SpareBank 1 Helgeland	808	14,251
#	Sparebank 1 Oestlandet	29,884	607,456
	SpareBank 1 Sor-Norge ASA	354,103	7,138,445
	Sparebanken More	17,451	198,530
	Sparebanken Norge	1,063	21,185
	Stolt-Nielsen Ltd.	119,567	3,750,724
	Storebrand ASA	940,744	16,462,883
	Subsea 7 SA	494,470	12,639,686
	Telenor ASA	346,171	5,833,890
	TGS ASA	531,039	5,597,326
*	Thor Medical ASA	434,307	219,736
#	TOMRA Systems ASA	96,069	1,274,469
	Var Energi ASA	593,287	2,169,313
	Veidekke ASA	379,003	6,984,486
#	Vend Marketplaces ASA, Class B	41,916	1,160,513
	Wallenius Wilhelmsen ASA	287,819	3,344,083
	Wilh Wilhelmsen Holding ASA, Class A	51,941	3,698,049
	Yara International ASA	137,167	6,304,572
#	Zalaris ASA	15,804	146,897
*	Zaptec ASA	39,092	93,559
TOTAL NORWAY			302,854,221
PORTUGAL — (0.4%)
#	Altri SGPS SA	345,107	1,770,727
	Banco Comercial Portugues SA, Class R	43,547,651	47,136,062
	Corticeira Amorim SGPS SA	94,194	747,183
	CTT-Correios de Portugal SA	261,986	2,107,828
	EDP Renovaveis SA	661,555	10,049,932
	EDP SA (EDP PL)	3,481,135	17,800,589

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	EDP SA (EDPFY US), Sponsored ADR	6,700	$342,270
	Galp Energia SGPS SA	1,746,365	34,748,522
	Ibersol SGPS SA	31,281	394,720
	Jeronimo Martins SGPS SA	360,889	8,510,142
#	Mota-Engil SGPS SA	266,220	1,406,090
#	Navigator Co. SA	838,866	3,175,308
	NOS SGPS SA	842,718	4,380,849
	REN - Redes Energeticas Nacionais SGPS SA	1,159,548	4,725,556
	Semapa-Sociedade de Investimento e Gestao	10,946	290,343
	Sonae SGPS SA	4,649,260	9,756,649
*	Teixeira Duarte SA	304,788	173,165
TOTAL PORTUGAL			147,515,935
SINGAPORE — (1.2%)
*††	Abterra Ltd.	189,000	0
#*	AEM Holdings Ltd.	1,056,312	1,604,947
	ASL Marine Holdings Ltd.	62,000	15,004
	Aztech Global Ltd.	725,200	375,958
	Banyan Tree Holdings Ltd.	733,700	387,169
	Bonvests Holdings Ltd.	51,600	39,893
	Boustead Singapore Ltd.	1,416,142	2,174,418
	BRC Asia Ltd.	66,700	219,513
	Bukit Sembawang Estates Ltd.	558,500	2,245,641
	Bund Center Investment Ltd.	316,000	106,114
	Capitaland India Trust	2,637,321	2,573,305
	CapitaLand Investment Ltd.	5,295,800	12,821,806
#	Centurion Corp. Ltd.	909,800	1,086,993
	China Aviation Oil Singapore Corp. Ltd.	1,020,500	1,402,903
	China Sunsine Chemical Holdings Ltd.	3,113,200	1,789,068
	City Developments Ltd.	1,511,600	11,014,388
	ComfortDelGro Corp. Ltd.	4,135,869	4,778,237
#*	COSCO Shipping International Singapore Co. Ltd.	3,824,100	351,537
#	CSE Global Ltd.	1,969,353	1,738,680
		Shares	Value»
SINGAPORE — (Continued)
	DBS Group Holdings Ltd.	1,692,847	$78,687,513
*	Del Monte Pacific Ltd.	197,982	13,338
	Delfi Ltd.	769,100	539,331
	DFI Retail Group Holdings Ltd.	733,000	3,018,217
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	843,973	862,944
	First Resources Ltd.	2,290,600	3,852,836
	Food Empire Holdings Ltd.	1,029,400	2,178,460
	Fraser & Neave Ltd.	23,700	28,487
	Frasers Property Ltd.	1,225,300	1,085,843
#	Frencken Group Ltd.	1,966,100	2,585,461
*	Fu Yu Corp. Ltd.	1,061,200	84,772
#*	Gallant Venture Ltd.	1,774,100	105,839
	Genting Singapore Ltd.	12,110,600	6,992,017
#	Geo Energy Resources Ltd.	3,320,700	1,112,052
	Golden Agri-Resources Ltd.	28,561,969	6,483,506
	GSH Corp. Ltd.	52,560	7,685
#	GuocoLand Ltd.	1,008,321	2,137,792
	Haw Par Corp. Ltd.	422,200	5,433,104
	Ho Bee Land Ltd.	910,900	1,746,334
	Hong Fok Corp. Ltd.	1,614,088	1,082,293
#	Hong Leong Asia Ltd.	2,480,200	6,694,081
	Hong Leong Finance Ltd.	236,000	509,835
	Hongkong Land Holdings Ltd.	1,593,100	13,517,250
	Hotel Grand Central Ltd.	183,373	105,193
#	Hour Glass Ltd.	717,000	1,261,556
	Hutchison Port Holdings Trust	18,552,800	4,267,330
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	522,500	4,332,868
#	Indofood Agri Resources Ltd.	10,388,800	3,231,643
#	InnoTek Ltd.	225,100	150,789
	ISDN Holdings Ltd.	598,506	188,874
	Jardine Cycle & Carriage Ltd.	271,697	6,776,719
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Infrastructure Trust	8,738,457	3,567,682
	Keppel Ltd.	2,450,200	21,078,637
	KSH Holdings Ltd.	150,300	40,721
#	LHN Ltd.	442,000	236,251
	Marco Polo Marine Ltd.	7,705,400	910,238
*	Mermaid Maritime PCL	733,200	72,387

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Metro Holdings Ltd.	1,889,300	$799,744
	Mewah International, Inc.	47,900	12,575
#*††	Midas Holdings Ltd.	4,664,147	0
#	Nanofilm Technologies International Ltd.	435,700	195,746
	Netlink NBN Trust	5,694,100	4,380,487
*	Oceanus Group Ltd.	1,015,400	3,121
	OKP Holdings Ltd.	329,700	217,937
#	Olam Group Ltd.	2,437,775	1,712,362
	OUE Ltd.	1,085,300	1,006,518
	Oversea-Chinese Banking Corp. Ltd.	2,122,568	35,424,684
*	Oxley Holdings Ltd.	3,196,596	213,451
#	Pan-United Corp. Ltd.	424,800	384,699
	Propnex Ltd.	617,400	1,063,681
	Q&M Dental Group Singapore Ltd.	995,240	403,588
	QAF Ltd.	904,165	678,219
	Raffles Medical Group Ltd.	2,159,263	1,690,433
#*	Rex International Holding Ltd.	1,553,900	191,475
#	Riverstone Holdings Ltd.	1,983,400	1,193,197
	Samudera Shipping Line Ltd.	916,300	800,234
	SATS Ltd.	2,008,421	5,983,374
	SBS Transit Ltd.	150,100	385,881
	Seatrium Ltd.	8,154,791	13,523,844
#	Sembcorp Industries Ltd.	2,975,700	14,100,287
	Sheng Siong Group Ltd.	2,739,200	5,858,815
	SIA Engineering Co. Ltd.	397,400	1,031,325
	Sing Holdings Ltd.	463,000	231,646
	Sing Investments & Finance Ltd.	36,400	47,572
#	Singapore Airlines Ltd.	4,201,300	20,972,952
	Singapore Exchange Ltd.	1,399,400	19,390,232
	Singapore Land Group Ltd.	570,723	1,567,596
#	Singapore Post Ltd.	4,670,716	1,450,242
	Singapore Technologies Engineering Ltd.	2,257,000	17,350,885
	Singapore Telecommunications Ltd.	801,350	2,891,824
#	Stamford Land Corp. Ltd.	2,241,376	871,873
	StarHub Ltd.	1,663,810	1,488,185
	Straits Trading Co. Ltd.	487,023	686,116
		Shares	Value»
SINGAPORE — (Continued)
*††	Swiber Holdings Ltd.	1,301,500	$0
	Tai Sin Electric Ltd.	48,100	18,858
*	Thomson Medical Group Ltd.	4,801,400	230,577
#	Tiong Woon Corp. Holding Ltd.	199,750	154,676
	Tuan Sing Holdings Ltd.	3,115,017	847,154
#	UMS Integration Ltd.	2,753,635	2,902,579
	United Overseas Bank Ltd.	1,510,989	45,539,903
	United Overseas Insurance Ltd.	1,900	11,710
	UOB-Kay Hian Holdings Ltd.	1,594,137	3,951,887
	UOL Group Ltd.	1,539,188	13,145,550
	Valuetronics Holdings Ltd.	2,445,960	1,683,948
	Venture Corp. Ltd.	799,700	10,269,042
	Vicom Ltd.	58,800	76,410
	Wee Hur Holdings Ltd.	2,304,800	1,612,519
	Wilmar International Ltd.	2,062,500	5,506,959
	Wing Tai Holdings Ltd.	2,004,924	2,598,916
	Yangzijiang Shipbuilding Holdings Ltd.	7,940,900	20,855,278
	Yeo Hiap Seng Ltd.	64,554	30,763
TOTAL SINGAPORE			497,346,981
SPAIN — (3.0%)
#	Acciona SA	92,587	19,898,405
	Acerinox SA	764,657	11,358,723
	ACS Actividades de Construccion y Servicios SA	782,793	87,826,353
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	31,850	904,335
Ω	Aena SME SA	897,990	27,889,368
	Alantra Partners SA	7,431	80,660
	Almirall SA	206,413	3,089,870
	Amadeus IT Group SA	603,233	40,444,745
*	Amper SA	3,249,774	732,087
#	Atresmedia Corp. de Medios de Comunicacion SA	226,317	1,408,325
#	Audax Renovables SA	75,792	118,281
	Azkoyen SA	55,415	573,532
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,497,154	164,921,442

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	1,836,298	$46,678,695
	Banco de Sabadell SA	20,339,535	79,787,579
	Banco Santander SA (SAN SM)	11,550,342	147,475,490
	Banco Santander SA (SAN US), Sponsored ADR	93,721	1,194,943
	Bankinter SA	3,101,692	52,945,797
	CaixaBank SA	6,073,288	80,168,461
#Ω	Cellnex Telecom SA	343,195	10,615,070
	CIE Automotive SA	228,491	7,783,619
	Construcciones y Auxiliar de Ferrocarriles SA	85,510	5,700,368
#	Corp. ACCIONA Energias Renovables SA	177,273	4,487,423
*	Distribuidora Internacional de Alimentacion SA	39,100	1,814,280
	Ebro Foods SA	180,922	3,943,213
#*	eDreams ODIGEO SA	249,457	1,032,144
	Elecnor SA	103,773	3,307,748
	Enagas SA	361,928	5,958,476
#*	Ence Energia y Celulosa SA	475,928	1,253,236
	Endesa SA	621,334	22,936,373
*	Ercros SA	552,483	2,238,731
	Faes Farma SA	1,086,181	6,734,331
	Ferrovial SE	339,515	22,932,553
	Fluidra SA	226,294	6,582,511
Ω	Gestamp Automocion SA	563,172	2,019,163
Ω	Global Dominion Access SA	352,953	1,457,735
*	Grenergy Renovables SA	12,122	1,383,680
#	Grifols SA	680,994	8,712,664
	Grupo Empresarial San Jose SA	79,303	781,032
	Iberdrola SA	24,286	544,802
	Iberdrola SA IBE SM	1,772,937	39,860,474
	Iberpapel Gestion SA (IBG SM)	8,436	210,106
#	Indra Sistemas SA	469,803	30,365,233
	Industria de Diseno Textil SA	873,477	56,837,232
	Laboratorio Reig Jofre SA	7,436	24,249
	Laboratorios Farmaceuticos Rovi SA	96,819	8,266,534
		Shares	Value»
SPAIN — (Continued)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	787,000	$1,097,590
#	Logista Integral SA	315,807	11,519,593
	Mapfre SA	3,959,364	18,117,000
	Melia Hotels International SA	368,417	3,287,028
	Miquel y Costas & Miquel SA	134,649	2,235,757
	Naturgy Energy Group SA	339,976	10,675,572
Ω	Neinor Homes SA	89,940	2,143,065
#*	Nueva Expresion Textil SA	183,763	212,259
*	Obrascon Huarte Lain SA	1,798,723	764,216
#*	Oryzon Genomics SA	17,553	66,862
	Pharma Mar SA	11,766	1,100,821
	Prim SA	7,030	106,275
*	Promotora de Informaciones SA, Class A	715,854	292,246
#Ω	Prosegur Cash SA	530,415	403,127
	Prosegur Cia de Seguridad SA	68,540	228,159
*	Realia Business SA	620,075	751,862
	Redeia Corp. SA	625,806	10,815,139
	Repsol SA (REP SM)	3,125,645	61,578,618
	Repsol SA (REPYY US), Sponsored ADR	74,825	1,465,082
	Sacyr SA	21,520	101,168
	Sacyr SA SCYR SM	1,721,676	8,101,502
*	Solaria Energia y Medio Ambiente SA	236,352	5,212,794
#*††	Soltec Power Holdings SA	5,663	5,100
#*Ω	Talgo SA	32,680	113,616
*	Tecnicas Reunidas SA	164,043	6,211,416
#	Telefonica SA (TEF SM)	9,701,491	39,274,506
	Telefonica SA (TEF US), Sponsored ADR	40,887	163,548
#	Tubacex SA	447,833	1,829,695
Ω	Unicaja Banco SA	4,139,536	14,185,712
	Vidrala SA	80,633	8,423,955
	Viscofan SA	183,866	12,339,363
TOTAL SPAIN			1,248,102,717
SWEDEN — (2.7%)
#	AAK AB	166,713	4,664,954
Ω	AcadeMedia AB	437,434	4,635,060
	AddLife AB, Class B	279,031	4,274,429

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Addnode Group AB	384,059	$3,691,170
	AddTech AB, Class B	358,034	11,625,000
	AFRY AB	265,918	4,219,583
	Alfa Laval AB	191,992	11,120,610
Ω	Alimak Group AB	164,893	2,524,762
	Alleima AB	756,181	6,608,829
	Alligo AB, Class B	110,880	1,577,071
Ω	Ambea AB	402,231	6,133,820
*	Annehem Fastigheter AB, Class B	305,153	561,568
	AQ Group AB	156,164	3,437,326
	Arjo AB, Class B	643,698	1,929,660
*	Asmodee Group AB, Class B	232,768	2,793,005
#	Assa Abloy AB, Class B	349,304	14,123,734
	Atlas Copco AB (ATCOA SS), Class A	2,042,559	42,122,031
	Atlas Copco AB (ATCOB SS), Class B	1,164,748	20,951,095
#	Atrium Ljungberg AB, Class B	577,670	2,187,935
Ω	Attendo AB	531,106	5,301,765
	Avanza Bank Holding AB	334,394	13,028,795
#	Axfood AB	223,360	7,652,615
	Beijer Alma AB	148,925	4,425,693
	Beijer Ref AB	210,000	2,989,323
#	Bergman & Beving AB	131,120	4,079,243
	Betsson AB, Class B	689,732	8,098,548
#*	Better Collective AS	84,129	1,003,269
*	BHG Group AB	384,744	1,325,306
*	BICO Group AB	16,963	32,840
	Bilia AB, Class A	368,992	5,228,377
	Billerud Aktiebolag	832,379	6,730,696
*Ω	BioArctic AB	20,468	735,034
	BioGaia AB, Class B	236,551	2,909,520
	Bjorn Borg AB	94,604	622,606
*	Boliden AB	530,095	37,120,799
*	Bonava AB, Class B	1,118,515	1,638,249
#*Ω	BoneSupport Holding AB	5,101	105,924
#*Ω	Boozt AB	31,308	317,945
Ω	Bravida Holding AB	348,795	3,436,356
	BTS Group AB, Class B	400	5,739
	Bufab AB	552,281	6,113,375
	Bulten AB	58,282	325,093
	Bure Equity AB	287,877	7,108,081
	Byggmax Group AB	216,650	1,375,293
#*	Camurus AB	46,160	3,465,090
*	Carasent AB	40,141	116,321
#	Castellum AB	508,419	6,285,202
	Catella AB	76,414	233,849
	Catena AB	62,150	3,226,185
		Shares	Value»
SWEDEN — (Continued)
	Cellavision AB	22,307	$368,711
#	Cibus Nordic Real Estate AB publ	127,710	2,213,727
#*	Cint Group AB	567,545	184,356
	Clas Ohlson AB, Class B	233,515	7,995,734
	Cloetta AB, Class B	1,079,119	5,278,343
*	Coffee Stain Group AB, Class B	367,175	764,235
#Ω	Coor Service Management Holding AB	345,370	2,048,750
#	Corem Property Group AB (COREB SS), Class B	505,943	234,212
	Corem Property Group AB (CORED SS), Class D	6,348	170,500
	CTT Systems AB	10,437	191,452
	Dios Fastigheter AB	285,540	2,067,994
Ω	Dometic Group AB	938,708	4,040,040
	Duni AB	14,420	169,600
*Ω	Dustin Group AB	2,918,927	568,368
*	Dynavox Group AB	173,147	1,693,917
	Eastnine AB	379,021	2,119,450
	Elanders AB, Class B	19,079	127,182
*	Electrolux AB, Class B	511,925	4,135,124
	Electrolux Professional AB, Class B	683,690	4,710,899
	Elekta AB, Class B	834,560	5,364,720
#*	Embracer Group AB	367,175	2,011,204
#*	Enad Global 7 AB	20,334	28,043
*	Enea AB	39,385	296,036
#	Engcon AB	66,688	598,247
	Eolus AB, Class B	5,761	21,801
	Ependion AB	18,222	217,594
	Epiroc AB (EPIA SS), Class A	489,587	13,724,677
	Epiroc AB (EPIB SS), Class B	292,831	7,302,353
#	EQT AB	38,171	1,448,808
	Essity AB (ESSITYA SS), Class A	28,265	833,492
	Essity AB (ESSITYB SS), Class B	645,520	19,112,975
#Ω	Evolution AB	89,986	5,845,590
	Ework Group AB	29,237	312,556
#	Fabege AB	273,124	2,522,807
	Fagerhult Group AB	166,053	700,046
#*	Fastighets AB Balder, Class B	678,942	5,120,991
*	Fastighets AB Trianon	28,485	62,559
*	Fastighetsbolaget Emilshus AB, Class B	11,191	66,732

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	FastPartner AB (FPARA SS), Class A	48,075	$247,194
#	FastPartner AB (FPARD SS), Class D	8,495	71,517
#	Fenix Outdoor International AG	8,828	519,839
	G5 Entertainment AB	14,272	150,675
	Getinge AB, Class B	605,472	13,267,289
	Granges AB	538,929	9,043,426
*Ω	Green Landscaping Group AB	9,902	49,064
*	Gruvaktiebolaget Viscaria	34,273	77,897
#	H & M Hennes & Mauritz AB, Class B	520,939	10,431,874
	Hanza AB	97,222	1,519,150
	Heba Fastighets AB, Class B	104,447	353,454
	Hemnet Group AB	168,786	2,691,511
	Hexagon AB, Class B	747,009	8,422,555
#*	Hexatronic Group AB	405,685	1,067,246
	Hexpol AB	648,228	5,305,542
#*	HMS Networks AB	100,558	4,533,052
Ω	Hoist Finance AB	274,303	3,858,589
#	Holmen AB (HOLMB SS), Class B	155,781	5,839,127
	Hufvudstaden AB, Class A	156,396	2,161,122
	Humana AB	165,099	880,919
	Husqvarna AB (HUSQA SS), Class A	41,832	213,629
	Husqvarna AB (HUSQB SS), Class B	510,665	2,608,774
	Indutrade AB	370,294	8,692,830
	Instalco AB	545,018	1,554,582
#*	International Petroleum Corp. (IPCO CN)	23,432	488,722
*	International Petroleum Corp. (IPCO SS)	414,659	8,666,931
	INVISIO AB	79,473	2,325,507
	Inwido AB	373,195	6,423,540
	JM AB	136,033	2,093,339
*	John Mattson Fastighetsforetagen AB	46,255	343,065
	Kabe Group AB, Class B	145	3,385
*	Karnell Group AB	31,405	217,803
*	Karnov Group AB	155,881	1,712,754
#*	K-fast Holding AB	150,707	206,958
		Shares	Value»
SWEDEN — (Continued)
*	Klarabo Sverige AB, Class B	26,335	$44,053
	KNOW IT AB	48,661	637,205
	Lagercrantz Group AB, Class B	631,476	13,836,020
#	Lifco AB, Class B	132,131	4,540,283
	Lime Technologies AB	21,762	621,162
#	Lindab International AB	321,023	6,748,622
	Logistea AB, Class B	64,824	104,671
	Loomis AB	367,201	15,237,459
*	Medcap AB	23,770	1,311,863
	Medicover AB, Class B	169,791	3,863,903
	MEKO AB	89,459	711,076
	Micro Systemation AB, Class B	47,356	353,685
	MIPS AB	12,716	395,799
*	Modern Times Group MTG AB, Class B	315,120	3,678,533
	Momentum Group AB	131,277	1,938,459
*	Morrow Bank AB	109,423	161,539
Ω	Munters Group AB	264,149	5,215,267
	Mycronic AB	385,770	8,879,696
*	NCAB Group AB	322,608	1,677,166
	NCC AB, Class B	432,896	11,085,059
	Nederman Holding AB	22,260	359,511
	Nelly Group AB	24,596	370,195
*	Neobo Fastigheter AB	188,581	396,370
*	Net Insight AB, Class B	808,180	197,443
#	New Wave Group AB, Class B	471,376	5,652,239
#	Nibe Industrier AB, Class B	830,405	3,181,096
	Nivika Fastigheter AB, Class B	49,991	247,295
#*	Nobia AB	1,168,415	507,327
	Nolato AB, Class B	828,717	5,416,166
#	Nordnet AB publ	273,288	8,841,711
*	Norion Bank AB	279,729	2,130,808
	Note AB	46,446	863,959
#	NP3 Fastigheter AB	63,402	1,881,668
#	Nyfosa AB	465,491	3,700,497
	OEM International AB, Class B	255,332	3,646,648
*	Orexo AB	18,436	61,896
#*	Orron Energy AB	483,124	288,507
*	Ovzon AB	105,144	647,496
	Pandox AB	272,593	5,881,535
	Peab AB, Class B	849,010	8,485,607
	Platzer Fastigheter Holding AB, Class B	78,821	656,626
	Prevas AB, Class B	8,295	86,769
*	Pricer AB, Class B	367,246	167,395

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Proact IT Group AB	146,168	$1,672,965
	Ratos AB, Class B	880,357	3,762,887
	RaySearch Laboratories AB	134,650	2,876,229
	Rejlers AB	15,784	323,120
#*	Rottneros AB	546,081	143,711
	Rusta AB	92,833	853,483
	Rvrc Holding AB	333,191	2,559,996
#	Saab AB, Class B	64,958	5,068,211
	Sagax AB (SAGAA SS), Class A	758	16,653
#	Sagax AB (SAGAB SS), Class B	157,890	3,481,656
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	2,650,221	1,459,515
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	100,907	122,917
	Sandvik AB	916,907	36,205,306
	Scandi Standard AB	247,184	2,997,907
Ω	Scandic Hotels Group AB	765,547	7,649,919
#*	Sdiptech AB, Class B	75,061	1,437,743
	Sectra AB, Class B	303,136	7,494,856
	Securitas AB, Class B	846,191	13,993,373
*	Sedana Medical AB	108,158	121,674
*	Senzime AB	115,844	65,143
*Ω	Sinch AB	2,497,509	7,483,571
	SinterCast AB	725	7,910
*	Sivers Semiconductors AB	560,818	211,108
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	1,517,986	32,628,231
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,509	319,646
	Skanska AB, Class B	581,598	17,664,402
	SKF AB (SKFA SS), Class A	44,341	1,174,007
#	SKF AB (SKFB SS), Class B	557,621	14,579,946
	SkiStar AB	206,381	3,884,968
	Softronic AB, Class B	84,880	203,392
	Solid Forsakring AB	58,918	609,198
	SSAB AB (SSABA SS), Class A	408,509	3,377,453
	SSAB AB (SSABAH FH), Class A	89,315	739,801
	SSAB AB (SSABB SS), Class B	936,891	7,707,199
	SSAB AB (SSABBH FH), Class B	505,629	4,159,106
		Shares	Value»
SWEDEN — (Continued)
*	Stendorren Fastigheter AB	24,355	$535,467
	Stenhus Fastigheter I Norden AB	94,812	120,252
*	Stillfront Group AB	805,763	498,503
	Storskogen Group AB, Class B	2,669,486	3,241,022
	Svedbergs Group AB	10,756	79,829
	Svenska Cellulosa AB SCA (SCAA SS), Class A	36,564	456,300
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	762,362	9,545,468
#	Svenska Handelsbanken AB (SHBA SS), Class A	1,037,400	16,354,665
#	Svenska Handelsbanken AB (SHBB SS), Class B	28,441	745,424
	Sweco AB, Class B	435,011	7,206,875
	Swedbank AB, Class A	692,195	26,912,721
*	Swedish Logistic Property AB, Class B	69,837	328,700
*	Swedish Orphan Biovitrum AB	182,852	6,943,869
	Synsam AB	316,063	2,324,532
	Systemair AB	249,917	2,432,616
	Tele2 AB, Class B	1,097,324	20,189,142
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	49,150	534,235
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,222,272	45,727,894
	Telia Co. AB	5,401,056	24,674,502
	TF Bank AB	94,737	1,827,618
Ω	Thule Group AB	149,348	3,578,032
	Trelleborg AB, Class B	288,337	11,667,909
	Troax Group AB	98,981	1,614,852
	Truecaller AB, Class B	826,267	1,430,757
	VBG Group AB, Class B	47,726	2,062,398
*	Vestum AB	11,637	10,552
*	Viaplay Group AB	170,328	23,155
#*	Vimian Group AB	41,416	124,172
	Vitec Software Group AB, Class B	59,779	1,678,599
	Vitrolife AB	179,457	2,339,280

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Volati AB	65,689	$702,198
	Volvo AB (VOLVA SS), Class A	313,529	11,391,504
#	Volvo AB (VOLVB SS), Class B	2,244,131	81,545,876
#*	Volvo Car AB, Class B	837,506	2,794,849
#	Wallenstam AB, Class B	551,705	2,512,504
	Wihlborgs Fastigheter AB	637,411	6,585,778
*	XANO Industri AB, Class B	26,213	265,967
TOTAL SWEDEN			1,117,710,961
SWITZERLAND — (7.3%)
	ABB Ltd.	1,085,279	93,440,375
	Accelleron Industries AG (ACLN SW)	362,880	34,759,146
	Adecco Group AG	430,254	12,643,614
	Alcon AG ALC SW	410,004	33,186,658
#	Alcon AG ALC US	332,251	26,905,654
	Allreal Holding AG	86,380	25,267,255
	ALSO Holding AG	31,608	8,145,459
*	Amrize Ltd.	1,196,805	63,232,944
*	ams-OSRAM AG	239,169	2,488,491
	APG SGA SA	4,002	1,092,100
#	Arbonia AG	176,809	1,155,288
*	Aryzta AG	62,139	4,404,679
	Ascom Holding AG	116,524	808,214
	Autoneum Holding AG	14,565	2,382,223
	Avolta AG	422,215	25,848,616
	Banque Cantonale de Geneve	51,243	1,843,075
#	Banque Cantonale Vaudoise	150,945	20,427,404
#	Barry Callebaut AG	7,363	12,988,455
*	Basilea Pharmaceutica Ag Allschwil	38,284	2,681,418
	Belimo Holding AG	20,246	22,144,606
	Bell Food Group AG	9,025	2,589,515
	Bellevue Group AG	24,520	359,294
	Berner Kantonalbank AG	13,778	5,749,716
	BKW AG	51,778	9,789,218
	Bossard Holding AG, Class A	34,927	6,863,976
	Bucher Industries AG	38,775	17,987,885
	Burckhardt Compression Holding AG	12,328	8,522,919
	Burkhalter Holding AG	22,390	4,069,088
	Bystronic AG	4,682	1,634,038
#	Calida Holding AG	1,925	30,254
		Shares	Value»
SWITZERLAND — (Continued)
*	Carlo Gavazzi Holding AG	1,409	$290,292
	Cembra Money Bank AG	145,362	18,581,911
	Cham Swiss Properties AG	7,519	245,231
	Chocoladefabriken Lindt & Spruengli AG	98	14,485,548
*	Cicor Technologies Ltd.	12,785	2,034,236
	Cie Financiere Richemont SA, Class A	366,231	71,088,929
	Cie Financiere Tradition SA, Class BR	6,037	2,299,834
#	Clariant AG	475,291	4,397,678
#	Coltene Holding AG	9,945	710,057
	COSMO Pharmaceuticals NV	16,383	2,456,547
	CPH Group AG	211	18,416
	Daetwyler Holding AG, Class BR	21,989	4,494,157
	DKSH Holding AG	109,081	8,003,501
#*	DocMorris AG	11,876	85,932
	dormakaba Holding AG	130,541	9,817,035
	DSM-Firmenich AG	158,513	12,499,312
	EFG International AG	578,542	14,784,613
	Emmi AG	9,210	9,330,641
	EMS-Chemie Holding AG	4,284	3,330,673
#*	Feintool International Holding AG	23,645	312,742
	Flughafen Zurich AG	108,580	33,722,903
#	Forbo Holding AG	3,084	3,642,155
	Fundamenta Real Estate AG	4,966	121,507
	Galderma Group AG	77,161	14,382,729
Ω	Galenica AG	242,444	30,304,909
#	Geberit AG	72,553	55,400,756
	Georg Fischer AG	374,190	24,940,086
	Givaudan SA	4,713	18,218,043
#*	Gurit Holding AG, Class BR	11,685	311,342
#	Helvetia Baloise Holding AG	407,647	103,387,704
	Hiag Immobilien Holding AG	6,354	1,021,534
	Holcim AG (HOLN SW)	798,920	82,343,756
	Huber & Suhner AG	84,965	17,184,562
	Implenia AG	58,715	5,623,018
	Inficon Holding AG	79,750	12,620,472
	Interroll Holding AG	2,317	5,579,621

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Intershop Holding AG	18,712	$4,055,010
	Investis Holding SA	6,553	1,312,453
	Julius Baer Group Ltd.	513,092	42,858,720
	Jungfraubahn Holding AG	11,467	4,518,796
	Kardex Holding AG	21,942	7,713,444
#*	Komax Holding AG	8,410	728,594
#*	Kudelski SA, Class BR	171,927	272,222
#	Kuehne & Nagel International AG	76,515	17,717,981
	Landis & Gyr Group AG	100,935	7,090,573
#	Lastminute.com NV	1,215	22,438
*	LEM Holding SA	2,269	829,019
	Liechtensteinische Landesbank AG	46,137	5,753,053
#	Logitech International SA (LOGI US)	127,190	10,917,990
	Logitech International SA (LOGN SW)	123,141	10,608,856
	Lonza Group AG	74,254	50,451,883
	Luzerner Kantonalbank AG	56,258	7,167,063
Ω	Medacta Group SA	24,081	5,152,621
Ω	Medmix AG	54,620	807,522
	Meier Tobler Group AG	19,650	924,548
#	Metall Zug AG, Class B	737	769,422
	Mikron Holding AG	51,620	1,153,273
	Mobilezone Holding AG	167,487	3,054,148
	Mobimo Holding AG	43,511	21,911,467
*Ω	Montana Aerospace AG	37,287	1,609,376
	Naturenergie Holding AG	17,550	741,440
	Nestle SA	1,775,516	169,431,301
	Novartis AG (NOVN SW)	119,002	17,656,300
#	Novartis AG (NVS US), Sponsored ADR	2,159,606	321,090,220
#	Novavest Real Estate AG	1,797	93,692
#	OC Oerlikon Corp. AG Pfaeffikon	412,223	1,890,734
	Orell Fuessli AG	391	60,718
#*	Orior AG	15,166	217,072
	Partners Group Holding AG	35,336	48,182,189
*	Peach Property Group AG	2,672	20,059
	Phoenix Mecano AG	1,761	1,008,875
	Plazza AG, Class A	2,787	1,578,263
		Shares	Value»
SWITZERLAND — (Continued)
*Ω	PolyPeptide Group AG	8,040	$284,205
	PSP Swiss Property AG	143,815	28,866,408
#	Rieter Holding AG	222,872	959,242
	Roche Holding AG (RO SW), Class BR	29,069	13,433,401
	Roche Holding AG (ROG SW)	607,318	276,171,522
	Romande Energie Holding SA	15,686	868,018
#	Sandoz Group AG (SDZ SW)	849,331	67,288,916
	Sandoz Group AG (SDZNY US), ADR	324,425	25,720,430
#*	Santhera Pharmaceuticals Holding AG	6,025	98,726
	Schindler Holding AG	29,498	10,848,814
#	Schweiter Technologies AG	2,283	743,433
*Ω	Sensirion Holding AG	4,635	346,271
	SFS Group AG	85,174	12,504,750
	SGS SA	342,017	41,164,980
	Siegfried Holding AG	219,180	26,950,745
#	SIG Group AG	756,734	11,709,266
	Sika AG	109,912	21,091,066
*	Softwareone Holding AG SWON NO	86,308	890,206
	Softwareone Holding AG SWON SW	232,082	2,388,358
	Sonova Holding AG	67,226	18,398,631
	St. Galler Kantonalbank AG	11,734	9,018,709
#	Stadler Rail AG	106,008	2,715,911
	StarragTornos Group AG	2,262	88,760
#	Straumann Holding AG	67,656	8,136,968
	Sulzer AG	108,989	23,483,538
	Sunrise Communications AG, Class A	89,629	5,087,017
#	Swatch Group AG (UHR SW), Class BR	84,122	19,847,539
#	Swatch Group AG (UHRN SW)	134,343	6,364,955
#	Swiss Life Holding AG	51,237	56,184,061
	Swiss Prime Site AG	374,950	63,831,707
	Swiss Re AG	526,787	84,172,024
#	Swisscom AG	73,450	60,308,392
	Swissquote Group Holding SA	55,101	31,369,346
	Tecan Group AG	986	173,719

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Temenos AG	165,222	$14,601,303
	Thurgauer Kantonalbank	1,440	318,357
	TX Group AG	12,048	2,595,261
#*	UBS Group AG (UBS US)	757,484	35,715,395
	UBS Group AG (UBSG SW)	1,737,119	82,192,451
	Valiant Holding AG	85,472	17,157,969
#	Varia U.S. Properties AG	3,801	99,257
Ω	VAT Group AG	31,142	20,138,483
	Vaudoise Assurances Holding SA	4,380	4,171,797
	Vetropack Holding AG	36,491	1,064,835
	Vontobel Holding AG	154,553	13,320,295
	VP Bank AG, Class A	11,783	1,285,624
	VZ Holding AG	43,161	8,460,038
#	V-ZUG Holding AG	6,151	317,033
	Walliser Kantonalbank	3,240	580,544
	Warteck Invest AG	347	883,582
#	Ypsomed Holding AG	12,886	5,099,831
	Zehnder Group AG	47,747	5,084,261
	Zug Estates Holding AG, Class B	466	1,404,209
	Zuger Kantonalbank, Class BR	235	2,855,215
	Zurich Insurance Group AG	107,485	76,467,168
TOTAL SWITZERLAND			3,036,208,236
UNITED KINGDOM — (11.2%)
	3i Group PLC	1,001,955	46,028,930
	4imprint Group PLC	81,476	4,564,824
	Aberdeen Group PLC	4,686,676	13,993,424
*	Accesso Technology Group PLC	9,570	36,973
	Admiral Group PLC	519,933	19,567,138
	Advanced Medical Solutions Group PLC	228,603	673,488
	AEP Plantations PLC	53,485	1,077,558
*	Afentra PLC	174,376	119,437
	AG Barr PLC	303,239	2,646,074
Ω	Airtel Africa PLC	3,878,871	16,911,992
	AJ Bell PLC	1,196,819	7,600,938
Ω	Alfa Financial Software Holdings PLC	416,528	1,229,821
	Anglo American PLC	1,170,502	54,273,605
	Antofagasta PLC	262,634	13,013,915
*	AO World PLC	572,598	847,916
	Ashmore Group PLC	803,601	2,607,252
	Ashtead Group PLC	726,910	46,798,249
#	Ashtead Technology Holdings PLC	23,057	127,919
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	ASOS PLC	92,774	$420,675
	Associated British Foods PLC	484,861	12,671,503
#*Ω	Aston Martin Lagonda Global Holdings PLC	190,346	159,938
	AstraZeneca PLC (AZN LN)	241,813	45,053,177
	AstraZeneca PLC (AZN US), Sponsored ADR	1,765,958	163,827,924
	Atalaya Mining Copper SA	185,897	2,603,859
*	Auction Technology Group PLC	68,887	291,461
Ω	Autotrader Group PLC	1,719,068	12,672,084
	Aviva PLC	4,654,765	40,579,538
	Avon Technologies PLC	7,466	179,862
	B&M European Value Retail SA	2,525,809	6,097,800
	Babcock International Group PLC	2,465,972	48,620,167
	BAE Systems PLC	893,626	24,259,210
	Balfour Beatty PLC	2,021,799	19,798,094
	Barclays PLC (BARC LN)	8,137,027	54,307,076
	Barclays PLC (BCS US), Sponsored ADR	896,402	23,978,754
	Barratt Redrow PLC	4,358,702	23,208,920
	Beazley PLC	2,551,786	39,643,351
	Begbies Traynor Group PLC	48,431	78,345
	Bellway PLC	566,162	21,069,684
	Berkeley Group Holdings PLC	323,538	18,279,514
	Bloomsbury Publishing PLC	233,399	1,587,713
	Bodycote PLC	696,181	7,121,783
#*	boohoo Group PLC	1,788,396	610,503
	BP PLC (BP LN)	10,974,429	69,583,986
#	BP PLC (BP US), Sponsored ADR	1,644,979	62,311,805
	Braemar PLC	68,420	203,858
	Breedon Group PLC	799,779	3,683,754
	Brickability Group PLC	215,767	161,048
	British American Tobacco PLC (BATS LN)	859,141	51,903,809
	British American Tobacco PLC (BTI US), Sponsored ADR	47,984	2,911,669

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Brooks Macdonald Group PLC	4,885	$107,168
	BT Group PLC	21,381,197	56,200,909
	Bunzl PLC	390,599	10,953,594
*	Burberry Group PLC	853,445	12,894,635
#	Burford Capital Ltd.	608,313	5,796,670
#	Bytes Technology Group PLC (BYIT LN)	554,172	2,555,459
#	C&C Group PLC	1,169,747	1,749,704
*	Canal & SA	2,067,843	8,967,914
*	Capita PLC	151,990	786,617
	Capital Ltd.	181,874	329,034
*	Capricorn Energy PLC	457,369	1,618,188
*	Carclo PLC	114,973	87,526
	Card Factory PLC	1,320,924	1,228,509
*	Carnival PLC (CCL LN)	47,585	1,413,421
*	Carnival PLC (CUK US), ADR	182,351	5,432,236
	Castings PLC	62,771	235,943
	Central Asia Metals PLC	640,860	1,959,943
	Centrica PLC	17,440,200	45,667,352
	Chemring Group PLC	807,172	5,518,114
	Chesnara PLC	835,439	3,496,507
	Clarkson PLC	86,620	4,973,328
*	Close Brothers Group PLC	799,371	5,549,126
Ω	CMC Markets PLC	479,654	2,142,939
	Coats Group PLC	4,744,436	5,521,249
	Coca-Cola HBC AG, Class DI	235,914	12,812,408
	Cohort PLC	4,387	69,533
	Compass Group PLC	1,250,534	37,497,800
	Computacenter PLC	316,441	14,482,830
	Conduit Holdings Ltd.	51,802	272,577
Ω	Convatec Group PLC	2,642,380	8,334,908
	Costain Group PLC	372,858	903,071
	Cranswick PLC	172,790	12,472,143
	Crest Nicholson Holdings PLC	1,167,227	2,441,201
	Croda International PLC	71,715	2,679,973
	Currys PLC	8,430,378	16,894,936
	CVS Group PLC	235,503	4,202,486
	DCC PLC	233,531	14,803,389
*	DFS Furniture PLC	698,929	1,889,954
#	Diageo PLC (DEO US), Sponsored ADR	164,254	15,242,771
	Diageo PLC (DGE LN)	319,548	7,352,895
	Diploma PLC	150,850	10,989,669
	DiscoverIE Group PLC	222,744	1,918,074
		Shares	Value»
UNITED KINGDOM — (Continued)
	Domino's Pizza Group PLC	482,046	$1,202,811
#	dotdigital group PLC	452,142	458,418
	Dowlais Group PLC	3,540,183	4,511,960
	Dr. Martens PLC	871,974	803,874
	Drax Group PLC	1,827,637	22,551,136
	Dunelm Group PLC	467,541	5,905,020
††	Dyson Group PLC	3,999	120
	easyJet PLC	866,636	5,670,377
	Ecora Royalties PLC	1,342,836	2,650,407
*	EKF Diagnostics Holdings PLC	38,270	12,901
	Elementis PLC	1,942,527	4,281,511
	Energean PLC	563,861	6,547,957
	EnQuest PLC	9,446,991	1,601,177
	Essentra PLC	637,237	877,913
	Eurocell PLC	13,646	23,570
	Everplay Group PLC	30,919	138,665
#*	Evoke PLC	280,285	95,561
	Experian PLC	926,401	35,087,193
	FDM Group Holdings PLC	177,167	391,784
	Fevara PLC	28,408	52,671
	Firstgroup PLC	3,282,004	8,395,028
	Foresight Group Holdings Ltd.	166,469	964,912
Ω	Forterra PLC	473,882	1,149,641
	Foxtons Group PLC	849,994	623,595
*	Frasers Group PLC	480,990	4,581,889
	Fresnillo PLC	676,778	33,328,990
*	Frontier Developments PLC	38,008	248,050
	Fuller Smith & Turner PLC, Class A	98,532	908,287
*Ω	Funding Circle Holdings PLC	107,963	240,580
	Future PLC	211,550	1,565,755
	Galliford Try Holdings PLC	477,687	3,428,917
	Games Workshop Group PLC	121,379	28,316,276
*	Gaming Realms PLC	553,968	302,443
	Gamma Communications PLC	204,270	2,544,352
	GB Group PLC	324,750	1,065,020
*	Genel Energy PLC	639,439	545,288
	Genuit Group PLC	950,180	4,326,125
*	Georgia Capital PLC	193,444	8,944,844
	Glencore PLC	7,357,053	50,155,637
	Gooch & Housego PLC	25,295	241,155
	Goodwin PLC	896	308,825
	Grafton Group PLC, CDI	754,381	9,645,359
	Grainger PLC	2,209,178	5,880,233
*	Greencore Group PLC	792,402	0

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Greencore Group PLC GNC LN	2,436,187	$9,634,673
#	Greggs PLC	503,661	11,082,142
*	Griffin Mining Ltd.	52,130	219,492
	GSK PLC (GSK LN)	2,312,925	59,816,079
#	GSK PLC (GSK US), Sponsored ADR	592,289	30,562,133
	Gulf Keystone Petroleum Ltd.	1,348,240	3,364,371
*	Gulf Marine Services PLC	321,392	99,997
*Ω	Gym Group PLC	528,990	1,227,616
	Haleon PLC (HLN LN)	6,861,312	35,883,971
	Halfords Group PLC	878,276	1,806,229
	Halma PLC	201,658	9,794,243
	Hargreaves Services PLC	40,490	414,454
	Harworth Group PLC	242,864	547,658
	Hays PLC	3,186,463	2,072,071
*	Headlam Group PLC	206,157	124,696
	Helical PLC	1,262,475	3,330,810
*	Helios Towers PLC	2,325,099	5,517,406
	Henry Boot PLC	318,043	843,923
	Hikma Pharmaceuticals PLC	321,852	6,751,286
	Hill & Smith PLC	308,366	9,422,738
	Hilton Food Group PLC	180,259	1,165,936
	Hiscox Ltd.	1,226,594	24,948,117
	Hochschild Mining PLC	1,594,628	14,390,799
	Hollywood Bowl Group PLC	524,848	1,865,016
Ω	Hostelworld Group PLC	156,972	252,018
	Howden Joinery Group PLC	2,111,292	24,186,771
	HSBC Holdings PLC (HSBA LN)	1,656,655	29,224,928
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,131,133	187,561,015
	Hunting PLC	597,178	3,633,258
Ω	Ibstock PLC	859,938	1,496,173
	ICG PLC	503,042	12,517,370
#	IDOX PLC	178,554	172,938
	IG Group Holdings PLC	1,429,024	26,511,317
	IMI PLC	1,060,808	40,058,517
	Impax Asset Management Group PLC	210,177	470,472
	Imperial Brands PLC	1,665,881	70,163,218
	Inchcape PLC	1,762,353	19,707,357
	Informa PLC	2,277,781	27,487,844
		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	467,047	$2,248,397
	InterContinental Hotels Group PLC	102,390	13,832,844
	InterContinental Hotels Group PLC (IHG US), ADR	70,112	9,622,185
	International Consolidated Airlines Group SA, Class DI	937,841	5,387,969
	International Personal Finance PLC	1,369,001	4,410,541
	International Workplace Group PLC	2,038,081	6,909,377
	Intertek Group PLC	345,716	21,208,864
	Investec PLC	2,134,136	17,722,349
*	IP Group PLC	2,698,059	2,191,163
#*	IQE PLC	1,127,628	122,435
	Ithaca Energy PLC	552,488	1,395,363
	ITV PLC	8,918,842	9,944,011
	J D Wetherspoon PLC	384,805	3,528,725
	J Sainsbury PLC	6,799,546	29,793,654
*	James Fisher & Sons PLC	177,294	1,085,451
#	James Halstead PLC	154,912	292,609
	JD Sports Fashion PLC	9,562,928	10,702,133
	JET2 PLC	172,775	2,928,949
#*	John Wood Group PLC	3,147,101	1,118,847
	Johnson Matthey PLC	416,551	13,470,356
	Johnson Service Group PLC	1,341,301	2,594,095
	Jupiter Fund Management PLC	1,000,652	2,572,282
	Just Group PLC	5,066,110	15,009,275
	Kainos Group PLC	124,067	1,527,501
	Keller Group PLC	550,033	13,387,542
	Kier Group PLC	1,373,201	4,207,870
	Kingfisher PLC	6,227,196	28,697,359
	Kitwave Group PLC	108,486	440,142
#	Knights Group Holdings PLC	59,372	160,032
	Lancashire Holdings Ltd.	1,031,877	8,714,551
	Legal & General Group PLC	7,305,481	26,524,850
	Lion Finance Group PLC	237,307	32,786,176
	Liontrust Asset Management PLC	85,264	276,218
	Lloyds Banking Group PLC (LLOY LN)	65,713,474	98,123,628

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	London Investment Group PLC	17,231	$91,874
	London Stock Exchange Group PLC	77,078	8,597,480
	LSL Property Services PLC	225,639	819,935
Ω	Luceco PLC	236,219	509,330
#	M&C Saatchi PLC	41,806	73,605
	M&G PLC	6,063,537	25,704,828
	Macfarlane Group PLC	248,152	244,419
	Man Group PLC	4,665,938	16,841,244
	Marks & Spencer Group PLC	8,767,066	43,968,598
	Marshalls PLC	539,890	1,156,401
*	Marston's PLC	2,132,159	1,763,151
	McBride PLC	662,210	1,452,159
	Me Group International PLC	1,194,221	2,263,017
	Mears Group PLC	770,592	3,870,424
	Melrose Industries PLC	1,345,700	11,570,238
*	Metro Bank Holdings PLC	110,399	201,836
	Midwich Group PLC	33,747	90,296
*	Mitchells & Butlers PLC	1,846,163	6,671,734
	Mitie Group PLC	5,748,755	13,142,033
	MJ Gleeson PLC	128,436	680,317
#*	Mobico Group PLC	857,517	271,854
	Mondi PLC	982,942	11,486,874
	MONY Group PLC	1,970,897	5,031,165
	Moonpig Group PLC	759,527	2,228,195
	Morgan Advanced Materials PLC	636,124	1,992,288
	Morgan Sindall Group PLC	204,478	13,831,386
	Mortgage Advice Bureau Holdings Ltd.	31,076	332,653
	MP Evans Group PLC	33,213	594,024
*	Naked Wines PLC	123,440	120,304
	National Grid PLC (NG LN)	938,186	15,939,358
	National Grid PLC (NGG US), Sponsored ADR	277,183	23,635,394
	NatWest Group PLC (NWG LN)	8,042,886	73,309,147
#	NatWest Group PLC (NWG US), Sponsored ADR	386,878	7,052,786
	NCC Group PLC	468,191	902,601
	Next 15 Group PLC	182,906	881,594
	Next PLC	204,305	37,093,384
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ninety One PLC	1,657,111	$5,768,918
	Norcros PLC	162,118	787,435
#*	Ocado Group PLC	1,000,766	2,999,176
Ω	On the Beach Group PLC	372,451	1,118,923
	OSB Group PLC	1,889,775	15,795,208
	Oxford Instruments PLC	44,268	1,531,866
	Pagegroup PLC	1,027,911	2,904,580
	Pan African Resources PLC	7,297,576	12,915,697
#*	Pantheon Resources PLC	121,086	12,574
	Paragon Banking Group PLC	1,246,947	15,174,091
#	PayPoint PLC	193,140	1,405,347
#	Pearson PLC (PSO US), Sponsored ADR	349,430	4,598,499
	Pearson PLC (PSON LN)	655,233	8,618,246
	Pennon Group PLC	746,463	5,595,158
	Persimmon PLC	1,035,514	19,941,125
	Pets at Home Group PLC	1,486,843	4,164,138
	Pharos Energy PLC	1,373,030	411,497
	Phoenix Group Holdings PLC	1,006,011	10,196,602
*	Phoenix Spree Deutschland Ltd.	67,649	161,891
*	Pinewood Technologies Group PLC	211,374	1,365,952
	Playtech PLC	835,482	3,394,616
	Plus500 Ltd.	368,186	21,193,326
	Polar Capital Holdings PLC	235,617	1,901,808
	Pollen Street Group Ltd.	12,471	156,918
	Porvair PLC	11,959	138,680
#	PPHE Hotel Group Ltd.	32,501	796,271
	Premier Foods PLC	4,477,015	11,586,084
	Prudential PLC (PRU LN)	1,930,285	31,705,407
#	Prudential PLC (PUK US), ADR	554,624	18,297,046
*	PureTech Health PLC (PRTC LN)	482,900	874,906
*	PureTech Health PLC (PRTC US), ADR	137	2,558
	PZ Cussons PLC	525,014	526,284
	QinetiQ Group PLC	1,772,137	12,208,978
Ω	Quilter PLC	3,760,033	10,008,981
	Rank Group PLC	611,581	735,905
	Rathbones Group PLC	139,856	4,233,226

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*††	Raven Property Group Ltd.	96,453	$0
	Reach PLC	2,162,440	1,897,629
	Reckitt Benckiser Group PLC	841,578	70,212,016
	Record PLC	235,471	187,038
	RELX PLC (REL LN)	596,581	21,150,000
#	RELX PLC (RELX US), Sponsored ADR	366,786	13,130,936
	RELX PLC (REN NA)	437,454	15,624,746
	Renew Holdings PLC	140,883	1,806,361
	Rentokil Initial PLC RTO LN	1,779,367	11,044,202
#	Rentokil Initial PLC RTO US, Sponsored ADR	49,587	1,562,486
	RHI Magnesita NV	12,918	490,465
	Rightmove PLC	2,557,301	17,311,408
	Rio Tinto PLC (RIO LN)	584,468	53,323,530
#	Rio Tinto PLC (RIO US), Sponsored ADR	640,133	58,271,307
	Robert Walters PLC	180,431	309,035
#*	Rockhopper Exploration PLC	178,451	173,729
	Rolls-Royce Holdings PLC	6,048,245	101,108,358
	Rotork PLC	2,452,946	11,903,535
	RS Group PLC	1,084,024	9,954,115
	RWS Holdings PLC	593,707	684,342
	S&U PLC	8,204	265,848
#	S4 Capital PLC	442,489	159,882
Ω	Sabre Insurance Group PLC	479,246	852,968
*	Saga PLC	671,225	4,785,643
	Sage Group PLC	1,239,263	16,250,705
*	Savannah Energy PLC	547,478	53,809
	Savills PLC	614,348	9,066,729
	Schroders PLC	1,513,590	9,374,767
	Secure Trust Bank PLC	26,992	536,395
	Senior PLC	822,257	2,751,474
	Serco Group PLC	4,676,711	19,202,265
	Serica Energy PLC	860,759	2,542,674
	Severfield PLC	852,501	318,128
	Severn Trent PLC	465,562	18,699,661
	Shell PLC (SHEL LN)	1,472,115	56,587,359
	Shell PLC (SHEL US), ADR	3,810,610	293,531,276
*	SIG PLC	2,359,383	314,982
*	SigmaRoc PLC	771,286	1,513,798
	Smith & Nephew PLC (SN LN)	730,692	12,453,374
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Smith & Nephew PLC (SNN US), Sponsored ADR	68,344	$2,333,264
	Smiths Group PLC	411,883	14,144,810
	Smiths News PLC	651,492	607,808
	Softcat PLC	570,660	11,175,862
*	SolGold PLC	618,463	237,266
	Speedy Hire PLC	1,767,366	618,171
	Spirax Group PLC	62,656	6,243,298
Ω	Spire Healthcare Group PLC	1,328,805	3,723,868
	SSE PLC	1,271,987	42,277,611
	SSP Group PLC	2,102,343	5,263,932
	St. James's Place PLC	1,702,246	35,551,957
	Standard Chartered PLC	3,584,275	91,708,806
	SThree PLC	272,834	715,460
*	Strix Group PLC	234,787	151,023
	STV Group PLC	69,518	109,199
*	Synthomer PLC	288,608	210,937
	Tate & Lyle PLC	770,264	3,985,082
	Tatton Asset Management PLC	4,130	38,520
	Taylor Wimpey PLC	11,099,904	16,227,622
	TBC Bank Group PLC	119,270	6,934,622
*	Team Internet Group PLC	344,329	231,174
	Telecom Plus PLC	316,785	5,787,161
	Tesco PLC	13,419,289	78,084,163
#*	THG PLC	1,313,037	669,457
	Topps Tiles PLC	685,870	396,011
	TP ICAP Group PLC	5,587,570	19,491,732
*Ω	Trainline PLC	883,287	2,475,443
	Travis Perkins PLC	473,213	4,050,714
	Treatt PLC	19,168	53,503
	Trifast PLC	578,792	593,070
*	TT Electronics PLC	830,665	1,274,147
#*	Tullow Oil PLC	1,676,475	186,521
#	Unilever PLC UL US, ADR	489,828	33,484,642
	Unilever PLC ULVRL IX	225,138	15,315,999
	Unilever PLC UNA NA	708,162	48,208,877
	United Utilities Group PLC	1,171,546	20,063,359
*	Vanquis Banking Group PLC	601,250	981,177
	Vertu Motors PLC	900,052	775,321
	Vesuvius PLC	1,117,113	7,029,852
	Victrex PLC	199,985	1,797,151
*	Videndum PLC	75,217	12,675
*	Vistry Group PLC	1,184,604	10,794,474
	Vodafone Group PLC (VOD LN)	13,918,608	20,498,305
#	Volex PLC	306,964	1,851,710

International Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Volution Group PLC	424,955	$3,719,265
	Vp PLC	17,348	128,077
	WAG Payment Solutions PLC	33,517	57,971
*Ω	Watches of Switzerland Group PLC	692,065	4,929,333
*	Watkin Jones PLC	495,447	197,298
	Weir Group PLC	346,643	15,310,776
	WH Smith PLC	471,329	4,353,367
	Whitbread PLC	475,165	17,737,147
	Wickes Group PLC	1,283,417	4,001,546
	Wilmington PLC	150,130	613,368
*	Wise PLC, Class A	205,474	2,650,149
	WPP PLC (WPP LN)	430,273	1,784,868
#	WPP PLC (WPP US), Sponsored ADR	171,226	3,575,199
*	Xaar PLC	184,851	278,199
	XPS Pensions Group PLC	165,843	789,127
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	67,621	769,426
	Young & Co.'s Brewery PLC (YNGN LN)	23,422	190,488
	Zegona Communications PLC	9,272	199,944
	Zigup PLC	1,026,420	5,354,405
	Zotefoams PLC	50,520	287,568
TOTAL UNITED KINGDOM			4,662,634,137
UNITED STATES — (0.2%)
#	Diversified Energy Co. DEC LN	36,210	472,358
*	Gran Tierra Energy, Inc. (GTE CN)	113,544	614,562
	International Paper Co.	675,572	27,068,227
#	Qiagen NV	383,515	20,486,911
	Royal Gold, Inc.	54,831	14,437,551
#*	Sunococorp LLC	149,555	8,019,174
TOTAL UNITED STATES			71,098,783
TOTAL COMMON STOCKS			39,785,856,870
PREFERRED STOCKS — (0.3%)
CANADA — (0.0%)
#	Questerre Energy Corp.Series 2	145,025	1,065
		Shares	Value»

GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 4.951%	89,054	$9,185,517
#Ω	Dr. Ing hc F Porsche AG, 5.627%	174,805	8,506,514
	Draegerwerk AG & Co. KGaA, 2.296%	41,380	4,369,690
	Einhell Germany AG, 1.716%	14,273	1,487,604
#	FUCHS SE, 3.204%	259,646	11,223,683
#	Henkel AG & Co. KGaA, 2.751%	227,937	20,024,698
	Jungheinrich AG, 2.208%	250,846	10,795,086
	Porsche Automobil Holding SE, 5.285%	340,216	14,556,296
#	Sartorius AG, 0.314%	17,957	5,018,853
	Sixt SE, 5.075%	89,513	5,643,782
	STO SE & Co. KGaA, 2.829%	7,116	997,558
	Villeroy & Boch AG, 5.099%	55,169	1,176,816
	Volkswagen AG, 6.202%	343,264	41,639,646
TOTAL GERMANY			134,625,743
TOTAL PREFERRED STOCKS			134,626,808
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	10,752	187
*	Silver Mines Ltd. Warrants 06/17/26	28,100	2,552
TOTAL AUSTRALIA			2,739
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0

International Core Equity 2 Portfolio
CONTINUED
	Shares	Value»

SPAIN — (0.0%)
* ACS Actividades de Construccion y Servicios SA Rights 02/06/2026	782,793	$430,538
TOTAL RIGHTS/WARRANTS		433,277
TOTAL INVESTMENT SECURITIES (Cost $21,337,573,876)		39,920,916,955

		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	146,183,177	$1,690,900,813
TOTAL INVESTMENTS — (100.0%)
(Cost $23,028,471,999)^^			$41,611,817,768
As of January 31, 2026, International Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,608	03/20/26	$557,897,687	$560,046,300	$2,148,613
Total Futures Contracts			$557,897,687	$560,046,300	$2,148,613
As of January 31, 2026, the value of Rule 144A securities amounted to $685,007,360 or 1.6% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$77,463,063	$2,281,191,963	$2,120,612	$2,360,775,638
Austria	—	272,552,350	—	272,552,350
Belgium	5,763,777	463,412,715	—	469,176,492
Canada	4,869,207,614	19,352,364	26,948	4,888,586,926
China	63,023,666	—	—	63,023,666
Denmark	55,199,654	832,450,287	—	887,649,941
Finland	12,876,889	658,227,735	—	671,104,624
France	34,940,306	2,882,605,278	—	2,917,545,584
Germany	28,520,805	2,944,101,553	—	2,972,622,358
Hong Kong	—	625,176,512	118,965	625,295,477
Ireland	—	236,118,646	—	236,118,646
Israel	28,713,864	541,100,830	—	569,814,694
Italy	13,162,275	1,408,518,837	—	1,421,681,112
Japan	103,747,813	8,711,696,640	—	8,815,444,453
Netherlands	340,873,643	1,087,158,631	—	1,428,032,274
New Zealand	285,131	102,675,533	—	102,960,664
Norway	1,105,593	301,748,628	—	302,854,221
Portugal	342,270	147,173,665	—	147,515,935
Singapore	7,685	497,339,296	—	497,346,981
Spain	49,603,436	1,198,494,181	5,100	1,248,102,717
Sweden	1,414,496	1,116,296,465	—	1,117,710,961
Switzerland	434,998,834	2,601,209,402	—	3,036,208,236
United Kingdom	960,925,885	3,701,708,132	120	4,662,634,137

International Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$35,709,888	$35,388,895	—	$71,098,783
Preferred Stocks
Canada	—	1,065	—	1,065
Germany	—	134,625,743	—	134,625,743
Rights/Warrants
Australia	—	2,739	—	2,739
Canada	—	—	—	—
Italy	—	—	—	—
Spain	—	430,538	—	430,538
Securities Lending Collateral	—	1,690,900,813	—	1,690,900,813
Total Investments in Securities	$7,117,886,587	$34,491,659,436	$2,271,745˂˃	$41,611,817,768
Financial Instruments
Assets
Futures Contracts**	2,148,613	—	—	2,148,613
Total Financial Instruments	$2,148,613	—	—	$2,148,613
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
The Continental Small Company Series	$6,283,589,596
The Japanese Small Company Series	3,307,950,497
The Canadian Small Company Series	2,152,711,771
The United Kingdom Small Company Series	1,835,996,734
The Asia Pacific Small Company Series	1,571,452,035
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$15,151,700,633

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $143,719,425)	143,719,425	143,719,425
TOTAL INVESTMENTS — (100.0%) (Cost $9,648,100,610)^^		$15,295,420,058
As of January 31, 2026, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	389	03/20/26	$135,554,485	$135,483,837	$(70,648)
Total Futures Contracts			$135,554,485	$135,483,837	$(70,648)
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$15,151,700,633	—	—	$15,151,700,633
Temporary Cash Investments	143,719,425	—	—	143,719,425
Total Investments in Securities	$15,295,420,058	—	—	$15,295,420,058
Financial Instruments
Liabilities
Futures Contracts**	(70,648)	—	—	(70,648)
Total Financial Instruments	$(70,648)	—	—	$(70,648)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.6%)
U.S. Small Cap Portfolio	1,550,611	$85,469,701
INTERNATIONAL EQUITIES — (38.4%)
The Emerging Markets Small Cap Series		17,123,770
The Continental Small Company Series		15,268,188
The Japanese Small Company Series		7,899,591
The Canadian Small Company Series		5,173,433
The United Kingdom Small Company Series		4,190,647
The Asia Pacific Small Company Series		3,706,625
TOTAL INTERNATIONAL EQUITIES		53,362,254
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $95,679,937)^^		$138,831,955
Summary of the Portfolio’s investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$138,831,955	—	—	$138,831,955
Total Investments in Securities	$138,831,955	—	—	$138,831,955

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Series	$269,119,203
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$269,119,203
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$200,601,693
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$200,601,693
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$24,825,491
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$24,825,491
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$122,885,821
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$122,885,821
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (23.7%)
	Abacus Group	3,210,316	$2,580,863
#	Abacus Storage King	4,041,712	4,348,675
#	Arena REIT	3,049,030	7,508,488
#	Aspen Group Ltd.	1,407,946	5,127,252
#	BWP Property Group Ltd.	3,854,677	10,015,254
	Carindale Property Trust	259,419	988,665
#	Centuria Capital Group	4,570,556	6,128,224
#	Centuria Industrial REIT	3,630,337	8,202,751
#	Centuria Office REIT	2,660,909	1,978,788
	Charter Hall Group	3,298,740	52,533,138
	Charter Hall Long Wale REIT	4,502,893	12,179,201
	Charter Hall Retail REIT	3,590,763	9,778,091
	Charter Hall Social Infrastructure REIT	2,369,080	4,788,512
	Cromwell Property Group	12,072,096	3,442,382
	Dexus	6,932,814	32,343,425
#	Dexus Convenience Retail REIT	682,903	1,306,605
	Dexus Industria REIT	2,024,653	3,612,003
#	Elanor Commercial Property Fund	54,174	23,562
*††	Elanor Investor Group	67,755	7,266
	Garda Property Group	323,917	262,578
	GDI Property Group Partnership	5,508,444	2,338,258
	Goodman Group	13,461,059	285,962,412
	GPT Group	12,737,842	46,798,976
	Growthpoint Properties Australia Ltd.	1,884,792	3,001,017
#	HealthCo REIT	1,730,868	880,418
#	HMC Capital Ltd.	421,334	1,229,513
	HomeCo Daily Needs REIT	11,820,490	10,606,577
	Ingenia Communities Group	2,746,618	9,005,636
	Mirvac Group	26,804,628	37,225,358
	National Storage REIT	8,621,632	16,522,007
	RAM Essential Services Property Fund	256,488	100,541
	Region Group	7,960,462	12,768,134
	Scentre Group	35,918,654	101,792,335
		Shares	Value»
AUSTRALIA — (Continued)
	Stockland	16,369,784	$61,249,282
#	Vicinity Ltd.	26,334,569	44,928,028
	Waypoint REIT Ltd.	4,311,680	7,349,488
TOTAL AUSTRALIA			808,913,703
BELGIUM — (4.1%)
	Aedifica SA	322,109	28,364,284
	Ascencio	37,913	2,485,747
	Care Property Invest NV	294,328	4,264,475
	Cofinimmo SA	256,871	26,709,505
	Home Invest Belgium SA	49,841	1,115,458
	Montea NV	128,440	10,879,049
#*	Nextensa SA	29,489	1,489,682
	Retail Estates NV	107,377	8,230,152
	Shurgard Self Storage Ltd.	82,696	3,001,678
*	Vastned NV	108,570	3,863,813
	Warehouses De Pauw CVA	1,301,780	36,886,760
#	Wereldhave Belgium Comm VA	49,293	3,176,400
	Xior Student Housing NV	251,729	8,377,761
TOTAL BELGIUM			138,844,764
CANADA — (4.1%)
#	Allied Properties Real Estate Investment Trust	391,630	4,040,981
#	Artis Real Estate Investment Trust	344,916	2,259,502
	Automotive Properties Real Estate Investment Trust	139,220	1,147,173
	Boardwalk Real Estate Investment Trust	160,433	8,112,079
	BSR Real Estate Investment Trust	194,282	2,376,069
	BTB Real Estate Investment Trust	288,809	884,466
#	Canadian Apartment Properties REIT	502,801	14,238,612
#	Choice Properties Real Estate Investment Trust	1,046,885	11,717,059
#	Crombie Real Estate Investment Trust	355,892	4,077,344
#	CT Real Estate Investment Trust	336,476	4,032,819

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Dream Industrial Real Estate Investment Trust	890,894	$8,413,981
#	Dream Office Real Estate Investment Trust	54,014	745,766
#	European Residential Real Estate Investment Trust	311,842	267,951
	Firm Capital Property Trust	67,500	302,390
#	First Capital Real Estate Investment Trust	698,388	10,150,258
	Flagship Communities REIT	1,800	35,550
	Granite Real Estate Investment Trust	191,499	12,355,001
#	H&R Real Estate Investment Trust	847,423	6,690,265
#	InterRent Real Estate Investment Trust	106,661	1,044,168
#	Killam Apartment Real Estate Investment Trust	370,165	4,768,255
Ω	Minto Apartment Real Estate Investment Trust	116,084	1,485,098
	Morguard North American Residential Real Estate Investment Trust	129,198	1,732,571
#	Morguard Real Estate Investment Trust	330,656	1,614,851
#	Nexus Industrial REIT	221,042	1,277,568
#	Northwest Healthcare Properties Real Estate Investment Trust	737,780	3,028,818
#	Plaza Retail REIT	378,330	1,180,848
#	Primaris Real Estate Investment Trust	357,446	4,344,526
	PRO Real Estate Investment Trust	200,382	944,775
#	RioCan Real Estate Investment Trust	938,731	13,450,330
	Slate Grocery REIT, Class U	188,258	2,140,222
#	SmartCentres Real Estate Investment Trust	461,729	9,050,451
		Shares	Value»
CANADA — (Continued)
	True North Commercial Real Estate Investment Trust	47,123	$302,814
TOTAL CANADA			138,212,561
CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust	310,000	49,594
#	Spring Real Estate Investment Trust	5,882,000	1,226,171
#	Yuexiu Real Estate Investment Trust	15,435,250	1,678,491
TOTAL CHINA			2,954,256
FRANCE — (6.5%)
#	Altarea SCA	39,349	5,427,523
	ARGAN SA	76,814	6,011,234
	Carmila SA	404,574	7,828,674
	Covivio Hotels SACA	6,721	184,549
	Covivio SA	370,258	23,654,265
	Gecina SA	276,147	25,364,440
	ICADE	221,289	5,465,210
	Klepierre SA	1,355,507	52,218,707
	Mercialys SA	590,300	7,427,144
	Unibail-Rodamco-Westfield (URW FP)	779,393	86,173,520
TOTAL FRANCE			219,755,266
GERMANY — (0.1%)
*	Deutsche Konsum REIT-AG	11,682	24,747
#	Hamborner REIT AG	591,343	3,280,614
TOTAL GERMANY			3,305,361
HONG KONG — (2.8%)
#	Champion REIT	17,979,012	5,814,440
	Fortune Real Estate Investment Trust	10,410,000	6,765,723
	Link REIT	17,018,220	78,245,707
	Prosperity REIT	11,808,000	2,222,271
*	Regal Real Estate Investment Trust	9,834,000	409,490
#	SF Real Estate Investment Trust	765,000	273,016
	Sunlight Real Estate Investment Trust	8,894,000	2,742,801
TOTAL HONG KONG			96,473,448
INDIA — (0.2%)
Ω	Brookfield India Real Estate Trust	452,797	1,740,861

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Embassy Office Parks REIT	903,438	$4,250,449
Ω	Mindspace Business Parks REIT	319,723	1,728,115
	Nexus Select Trust	144,404	241,228
TOTAL INDIA			7,960,653
IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	3,819,587	4,555,970
ITALY — (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	359,200	1,522,833
JAPAN — (19.9%)
	Activia Properties, Inc.	12,963	12,106,580
#	Advance Residence Investment Corp.	19,611	21,283,647
#	AEON REIT Investment Corp.	10,989	9,510,960
#	CENTRAL REIT Investment Corp.	1,730	1,296,186
#	Comforia Residential REIT, Inc.	13,452	9,715,638
#	CRE Logistics REIT, Inc.	3,959	4,264,835
	Daiwa House REIT Investment Corp.	30,888	26,913,644
	Daiwa Office Investment Corp.	3,634	8,657,846
	Daiwa Securities Living Investments Corp.	13,535	10,044,626
#	ESCON Japan REIT Investment Corp.	2,102	1,700,676
	Frontier Real Estate Investment Corp.	17,224	10,147,128
#	Fukuoka REIT Corp.	4,814	5,804,444
	Global One Real Estate Investment Corp.	6,468	5,706,786
#	GLP J-Reit	30,511	28,047,070
	Hankyu Hanshin REIT, Inc.	4,274	4,531,018
#	Health Care & Medical Investment Corp.	2,498	1,954,001
	Heiwa Real Estate REIT, Inc.	7,404	7,302,713
	Hoshino Resorts REIT, Inc.	3,894	6,464,554
#	Hulic Reit, Inc.	8,912	9,921,128
		Shares	Value»
JAPAN — (Continued)
#	Ichigo Hotel REIT Investment Corp.	1,553	$1,232,900
	Ichigo Office REIT Investment Corp.	6,694	4,203,469
	Industrial & Infrastructure Fund Investment Corp.	15,700	15,204,526
	Invincible Investment Corp.	50,960	21,582,490
	Japan Excellent, Inc.	8,005	7,740,589
	Japan Hotel REIT Investment Corp.	33,660	18,097,224
	Japan Logistics Fund, Inc.	17,149	11,203,390
	Japan Metropolitan Fund Invest	49,087	38,635,491
	Japan Prime Realty Investment Corp.	22,378	15,176,166
	Japan Real Estate Investment Corp.	42,857	34,576,761
	KDX Realty Investment Corp.	27,886	30,168,626
	LaSalle Logiport REIT	12,183	12,365,208
#	Marimo Regional Revitalization REIT, Inc.	1,650	1,148,078
	Mirai Corp.	12,770	4,125,236
#	MIRARTH Real Estate Investment Corp.	5,564	3,362,068
#	Mitsubishi Estate Logistics REIT Investment Corp.	9,722	8,266,048
#	Mitsui Fudosan Accommodations Fund, Inc.	15,833	14,154,973
	Mitsui Fudosan Logistics Park, Inc.	21,355	15,938,211
#	Mori Hills REIT Investment Corp.	9,464	8,877,648
#	Mori Trust Reit, Inc.	18,217	9,151,363
	Nippon Building Fund, Inc.	53,004	49,165,729
	Nippon Hotel & Residential Investment Corp.	2,032	983,566
	Nippon Prologis REIT, Inc.	47,002	27,426,730
	NIPPON REIT Investment Corp.	11,847	7,359,297
#	Nomura Real Estate Master Fund, Inc.	26,838	28,999,147
	NTT UD REIT Investment Corp.	10,028	9,246,932
	One REIT, Inc.	4,901	2,881,285
	Orix JREIT, Inc.	36,941	24,740,158
	Samty Residential Investment Corp.	2,650	1,951,823

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sankei Real Estate, Inc.	3,149	$2,703,793
	Sekisui House Reit, Inc.	27,436	16,111,083
	SOSiLA Logistics REIT, Inc.	4,722	3,909,204
#	Star Asia Investment Corp.	17,495	6,790,805
	Starts Proceed Investment Corp.	1,537	2,089,300
#	Tokyu REIT, Inc.	5,457	7,315,160
	Tosei REIT Investment Corp.	2,113	1,996,613
	United Urban Investment Corp.	20,384	23,550,428
TOTAL JAPAN			677,804,998
MALAYSIA — (0.9%)
	Al-'Aqar Healthcare REIT	295,700	97,708
	Axis Real Estate Investment Trust	9,274,020	4,745,059
	Capitaland Malaysia Trust	12,983,515	2,205,620
	IGB Real Estate Investment Trust	10,548,100	7,833,225
#	KIP REIT	590,100	140,025
#	KLCCP Stapled Group	2,339,600	5,496,027
#	Pavilion Real Estate Investment Trust	5,267,900	2,592,810
	Sunway Real Estate Investment Trust	11,024,100	7,232,293
#	YTL Hospitality REIT	4,793,600	1,412,407
TOTAL MALAYSIA			31,755,174
MEXICO — (3.0%)
	Asesor de Activos Prisma SAPI de CV	8,106,346	2,495,545
#	Concentradora Fibra Danhos SA de CV	2,334,402	3,623,960
Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,227,043	1,864,872
Ω	FIBRA Macquarie Mexico	10,931,192	22,643,005
#	Fibra MTY SAPI de CV	83,188	70,831
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,514,127	797,091
	Fibra Uno Administracion SA de CV	19,048,292	29,625,347
	Shares	Value»
MEXICO — (Continued)
# Prologis Property Mexico SA de CV	8,603,821	$39,435,000
TOTAL MEXICO		100,555,651
NETHERLANDS — (0.6%)
Eurocommercial Properties NV	406,995	12,006,017
NSI NV	146,572	3,216,370
Wereldhave NV	246,782	6,114,162
TOTAL NETHERLANDS		21,336,549
NEW ZEALAND — (1.5%)
# Argosy Property Ltd.	8,749,705	6,152,790
Goodman Property Trust	10,392,048	12,109,264
Kiwi Property Group Ltd.	16,538,289	10,041,137
Precinct Properties Group	13,907,742	9,762,762
# Property for Industry Ltd.	3,382,970	4,641,368
Stride Property Group	4,015,546	3,059,661
Vital Healthcare Property Trust	5,264,721	6,250,160
TOTAL NEW ZEALAND		52,017,142
PHILIPPINES — (0.1%)
AREIT, Inc.	2,399,800	1,765,781
DDMP Reit, Inc.	7,381,000	134,307
MREIT, Inc.	3,009,400	693,163
TOTAL PHILIPPINES		2,593,251
SAUDI ARABIA — (0.1%)
Al Rajhi REIT	781,816	1,674,189
Derayah REIT	124,460	171,286
Jadwa REIT Saudi Fund	398,721	1,200,999
Riyad REIT Fund	476,743	652,991
TOTAL SAUDI ARABIA		3,699,465
SINGAPORE — (11.1%)
Acrophyte Hospitality Trust	143,100	37,116
AIMS APAC REIT	5,177,554	6,116,730
Alpha Integrated Real Estate Investment Trust	7,626,097	2,876,245
CapitaLand Ascendas REIT	25,915,880	57,996,056
CapitaLand Ascott Trust	18,417,021	14,214,260
CapitaLand China Trust	8,640,200	5,325,178
CapitaLand Integrated Commercial Trust	40,721,391	76,450,482

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	CDL Hospitality Trusts	7,256,280	$4,941,401
	Daiwa House Logistics Trust	386,500	168,685
	Digital Core REIT Management Pte. Ltd.	1,034,600	558,798
#*††	EC World Real Estate Investment Trust	2,427,600	95,417
	ESR-REIT	4,894,254	10,508,980
	Far East Hospitality Trust	8,808,121	4,226,693
	First Real Estate Investment Trust	16,008,903	3,535,198
	Frasers Centrepoint Trust	9,177,416	16,159,467
	Frasers Logistics & Commercial Trust	18,913,232	15,033,038
	IREIT Global	2,752,634	640,082
	Keppel DC REIT	12,553,773	22,495,145
*	Keppel Pacific Oak U.S. REIT	6,849,700	1,680,286
	Keppel REIT	18,094,226	14,029,675
	Lendlease Global Commercial REIT	12,300,303	6,172,459
*	Lippo Malls Indonesia Retail Trust	117,100,098	646,117
*	Manulife U.S. Real Estate Investment Trust	13,067,686	937,620
	Mapletree Industrial Trust	14,556,458	24,130,799
	Mapletree Logistics Trust	24,997,147	26,595,463
	Mapletree Pan Asia Commercial Trust	15,811,006	18,132,903
	OUE Real Estate Investment Trust	14,560,954	4,294,377
	Parkway Life Real Estate Investment Trust	3,091,800	9,921,737
	Prime U.S. REIT	4,910,200	1,104,063
	Sasseur Real Estate Investment Trust	4,096,300	2,207,916
	Starhill Global REIT	21,157,307	9,814,057
	Suntec Real Estate Investment Trust	14,881,700	16,810,600
	United Hampshire U.S. REIT	228,317	124,647
TOTAL SINGAPORE			377,981,690
SOUTH AFRICA — (2.9%)
	Attacq Ltd.	4,003,998	4,284,279
	Burstone Group Ltd.	5,060,476	2,885,643
	Emira Property Fund Ltd.	390,417	326,922
	Shares	Value»
SOUTH AFRICA — (Continued)
Equites Property Fund Ltd.	6,016,936	$6,694,060
Fairvest Ltd., Class B	8,117,238	3,325,842
Growthpoint Properties Ltd.	23,174,555	25,308,994
Hyprop Investments Ltd.	2,616,514	9,139,602
Octodec Investments Ltd.	555,360	483,907
Redefine Properties Ltd.	45,846,611	17,588,450
Resilient REIT Ltd.	2,022,430	10,078,112
SA Corporate Real Estate Ltd.	20,908,104	4,715,014
Stor-Age Property REIT Ltd.	870,939	957,351
Vukile Property Fund Ltd.	8,481,066	12,974,024
TOTAL SOUTH AFRICA		98,762,200
SOUTH KOREA — (0.5%)
D&D Platform REIT Co. Ltd.	124,025	286,463
E KOCREF CR-REIT Co. Ltd.	262,288	865,187
ESR Kendall Square REIT Co. Ltd.	528,356	1,619,836
IGIS Residence REIT Co. Ltd.	200,563	528,674
IGIS Value Plus REIT Co. Ltd.	403,102	1,167,728
JR Global Reit	1,262,978	2,043,024
KB Star Real Estate Investment Trust, Inc.	157,650	383,025
Koramco Life Infra Reit Co. Ltd.	501,093	1,579,714
Koramco One REIT	2,858	17,373
LOTTE REIT Co. Ltd.	710,813	2,151,670
Mirae Asset Global REIT Co. Ltd.	172,827	307,408
NH All-One REIT Co. Ltd.	242,686	555,927
Shinhan Alpha REIT Co. Ltd.	665,183	2,685,624
Shinhan Seobu T&D REIT Co. Ltd.	142,878	375,185
SK REITs Co. Ltd.	821,565	3,174,584
TOTAL SOUTH KOREA		17,741,422
SPAIN — (1.5%)
Colonial SFL Socimi SA (COL SM)	1,953,518	12,082,766

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Merlin Properties Socimi SA	2,540,050	$37,804,079
TOTAL SPAIN			49,886,845
TAIWAN — (0.3%)
	Cathay No. 1 REIT	10,846,000	5,016,937
	Cathay No. 2 REIT	4,142,000	1,796,506
	Fubon No. 1 REIT	1,308,000	490,482
	Fubon No. 2 REIT	4,032,000	1,405,760
TOTAL TAIWAN			8,709,685
THAILAND — (0.1%)
	CPN Retail Growth Leasehold REIT	178,800	64,108
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,782,800	1,417,852
	IMPACT Growth Real Estate Investment Trust	1,910,800	637,992
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F	3,851,100	1,307,259
TOTAL THAILAND			3,427,211
TURKEY — (0.9%)
*	Adra Gayrimenkul Yatirim Ortakligi AS	42,587	66,282
*	Akfen Gayrimenkul Yatirim Ortakligi AS	2,116,181	143,581
	AKIS Gayrimenkul Yatirimi AS	7,945,488	1,599,814
*	Alarko Gayrimenkul Yatirim Ortakligi AS	4,772,141	580,186
*	Asce Gayrimenkul Yatirim Ortakligi AS	143,748	37,514
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,731,787	7,485,178
*	Fuzul Gayrimenkul Yatirim Ortakligi AS	705,920	204,107
	Halk Gayrimenkul Yatirim Ortakligi AS	6,578,159	686,610
*	Is Gayrimenkul Yatirim Ortakligi AS	2,995,298	1,663,555
*	Kiler Gayrimenkul Yatirim Ortakligi AS	3,145,003	522,954
#*	Kuyumcukent Gayrimenkul Yatirimlari AS	2,429,896	3,004,607
		Shares	Value»
TURKEY — (Continued)
*	Ozak Gayrimenkul Yatirim Ortakligi	2,598,111	$912,860
	Panora Gayrimenkul Yatirim Ortakligi	410,624	840,770
*	Reysas Gayrimenkul Yatirim Ortakligi AS	3,938,787	2,557,638
*	Servet Gayrimenkul Yatirim Ortakligi AS	5,282,327	412,855
*	Tera Yatirim Teknoloji Holding AS	7,058,503	2,254,825
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,358,349	2,606,753
*	Vakif Gayrimenkul Yatirim Ortakligi AS	8,631,377	581,174
	Yeni Gimat Gayrimenkul Ortakligi AS	1,030,914	3,304,294
*	Yesil Gayrimenkul Yatirim Ortakligi AS	1,209,895	50,086
TOTAL TURKEY			29,515,643
UNITED KINGDOM — (12.7%)
	AEW U.K. REIT PLC	220,333	323,777
	Big Yellow Group PLC	1,279,670	18,114,748
	British Land Co. PLC	6,559,397	37,414,324
	CLS Holdings PLC	1,121,186	964,186
	Custodian Property Income REIT PLC	3,255,497	3,783,160
	Derwent London PLC	708,584	18,768,002
	Great Portland Estates PLC	2,374,368	12,186,267
	Hammerson PLC	3,207,016	15,572,206
	Helical PLC	155,683	410,741
	Land Securities Group PLC	4,648,551	41,490,344
*	Life Science REIT PLC	44,564	25,066
	LondonMetric Property PLC	15,861,824	43,542,113
	NewRiver REIT PLC	3,390,618	3,371,753
	Palace Capital PLC	17,865	51,502
	Picton Property Income Ltd.	1,691,159	1,925,399
	Primary Health Properties PLC	16,883,314	23,964,743
Ω	Regional REIT Ltd.	1,173,495	1,646,145
Ω	Residential Secure Income PLC	250,086	191,525
	Safestore Holdings PLC	1,518,523	17,257,217
	Schroder European Real Estate Investment Trust PLC	105,100	90,104

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Schroder Real Estate Investment Trust Ltd.	4,501,803	$3,463,417
	Segro PLC	8,608,941	89,692,915
	Shaftesbury Capital PLC	9,373,823	18,440,858
	Sirius Real Estate Ltd.	4,269,118	5,753,586
Ω	Social Housing Reit PLC	1,025,823	1,040,271
	Supermarket Income REIT PLC	2,739,844	3,136,848
	Target Healthcare REIT PLC	4,527,607	6,443,879
	Town Centre Securities PLC	222	369
	Tritax Big Box REIT PLC	15,588,947	35,385,782
	UNITE Group PLC	3,085,693	23,998,616
	Workspace Group PLC	1,014,160	5,818,998
TOTAL UNITED KINGDOM			434,268,861
TOTAL COMMON STOCKS			3,332,554,602
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
*	Deutsche Konsum REIT-AG Rights 02/04/2026	11,682	$0
TOTAL INVESTMENT SECURITIES (Cost $2,828,575,499)			3,332,554,602

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	6,441,321	74,506,758
TOTAL INVESTMENTS — (100.0%)
(Cost $2,903,082,257)^^			$3,407,061,360
As of January 31, 2026, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	75	03/20/26	$26,130,274	$26,121,562	$(8,712)
Total Futures Contracts			$26,130,274	$26,121,562	$(8,712)
As of January 31, 2026, the value of Rule 144A securities amounted to $32,339,892 or 0.9% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$808,906,437	$7,266	$808,913,703
Belgium	—	138,844,764	—	138,844,764
Canada	$138,212,561	—	—	138,212,561
China	—	2,954,256	—	2,954,256
France	—	219,755,266	—	219,755,266
Germany	—	3,305,361	—	3,305,361

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	—	$96,473,448	—	$96,473,448
India	—	7,960,653	—	7,960,653
Ireland	—	4,555,970	—	4,555,970
Italy	—	1,522,833	—	1,522,833
Japan	—	677,804,998	—	677,804,998
Malaysia	—	31,755,174	—	31,755,174
Mexico	$100,555,651	—	—	100,555,651
Netherlands	—	21,336,549	—	21,336,549
New Zealand	—	52,017,142	—	52,017,142
Philippines	—	2,593,251	—	2,593,251
Saudi Arabia	—	3,699,465	—	3,699,465
Singapore	—	377,886,273	$95,417	377,981,690
South Africa	—	98,762,200	—	98,762,200
South Korea	—	17,741,422	—	17,741,422
Spain	—	49,886,845	—	49,886,845
Taiwan	—	8,709,685	—	8,709,685
Thailand	—	3,427,211	—	3,427,211
Turkey	—	29,515,643	—	29,515,643
United Kingdom	—	434,268,861	—	434,268,861
Rights/Warrants
Germany	—	—	—	—
Securities Lending Collateral	—	74,506,758	—	74,506,758
Total Investments in Securities	$238,768,212	$3,168,190,465	$102,683˂˃	$3,407,061,360
Financial Instruments
Liabilities
Futures Contracts**	(8,712)	—	—	(8,712)
Total Financial Instruments	$(8,712)	—	—	$(8,712)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (70.0%)
UNITED STATES — (70.0%)
#	Acadia Realty Trust	480,590	$9,616,606
	Agree Realty Corp.	427,161	30,853,839
	Alexander & Baldwin, Inc.	36,199	750,767
#	Alexander's, Inc.	8,916	2,183,528
	Alexandria Real Estate Equities, Inc.	589,545	32,212,739
	Alpine Income Property Trust, Inc.	49,406	870,534
	American Assets Trust, Inc.	186,714	3,372,055
	American Healthcare REIT, Inc.	495,326	23,235,743
	American Homes 4 Rent, Class A	1,257,976	39,399,808
	American Tower Corp.	1,772,446	317,764,119
#	Americold Realty Trust, Inc.	1,034,831	12,842,253
	Apartment Investment & Management Co., Class A	512,133	3,011,342
	Apple Hospitality REIT, Inc.	850,013	9,894,151
#	AvalonBay Communities, Inc.	533,885	94,855,348
	Bluerock Homes Trust, Inc.	14,660	127,545
	Braemar Hotels & Resorts, Inc.	238,941	637,972
#	Brandywine Realty Trust	660,484	1,869,170
#	Brixmor Property Group, Inc.	1,135,982	30,432,958
	Broadstone Net Lease, Inc.	696,934	12,900,248
#	BRT Apartments Corp.	44,850	658,846
#	BXP, Inc.	568,751	36,781,127
	Camden Property Trust	397,987	43,400,482
	CareTrust REIT, Inc.	830,023	30,993,059
	CBL & Associates Properties, Inc.	33,912	1,214,050
	Centerspace	61,264	3,937,437
	Chatham Lodging Trust	175,284	1,246,269
	Clipper Realty, Inc.	24,998	87,243
	Community Healthcare Trust, Inc.	110,679	1,912,533
	COPT Defense Properties	429,469	13,231,940
	Cousins Properties, Inc.	616,362	15,556,977
		Shares	Value†
UNITED STATES — (Continued)
	Crown Castle, Inc.	1,620,770	$140,699,044
	CTO Realty Growth, Inc.	119,326	2,120,423
	CubeSmart	845,569	31,734,205
	Curbline Properties Corp.	356,261	8,639,329
	DiamondRock Hospitality Co.	754,345	6,924,887
	Digital Realty Trust, Inc.	1,278,685	212,197,776
	Diversified Healthcare Trust	614,194	3,568,467
#	Douglas Emmett, Inc.	633,094	6,685,473
	Easterly Government Properties, Inc.	163,799	3,831,259
	EastGroup Properties, Inc.	200,957	36,501,829
#	Elme Communities	94,478	207,852
	Empire State Realty Trust, Inc., Class A	553,411	3,669,115
	EPR Properties	280,847	15,233,141
	Equinix, Inc.	371,853	305,265,283
#	Equity LifeStyle Properties, Inc.	689,049	43,527,225
	Equity Residential	1,356,116	84,513,149
#	Essential Properties Realty Trust, Inc.	728,006	22,102,262
	Essex Property Trust, Inc.	243,681	61,375,933
	Extra Space Storage, Inc.	801,242	110,547,388
	Federal Realty Investment Trust	308,717	31,229,812
	First Industrial Realty Trust, Inc.	486,082	28,207,338
	Four Corners Property Trust, Inc.	391,589	9,652,669
#	Franklin Street Properties Corp.	336,293	282,486
	FrontView REIT, Inc.	22,949	376,593
	Gaming & Leisure Properties, Inc.	1,025,905	45,909,249
#	Getty Realty Corp.	207,554	6,197,562
#	Gladstone Commercial Corp.	175,984	2,050,214
#	Global Medical REIT, Inc.	50,018	1,727,622
	Global Net Lease, Inc.	742,377	7,022,882
	Healthcare Realty Trust, Inc.	1,268,213	21,293,296
	Healthpeak Properties, Inc.	2,619,125	45,153,718

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Highwoods Properties, Inc.	403,714	$10,436,007
	Host Hotels & Resorts, Inc.	2,601,586	48,207,389
#*	Hudson Pacific Properties, Inc.	207,248	1,786,478
#	Independence Realty Trust, Inc.	902,842	15,077,461
	Industrial Logistics Properties Trust	204,683	1,090,960
#	Innovative Industrial Properties, Inc.	102,146	4,935,695
	InvenTrust Properties Corp.	285,388	8,387,553
	Invitation Homes, Inc.	2,167,856	57,946,791
	Iron Mountain, Inc.	1,104,781	101,783,474
#	JBG SMITH Properties	220,228	3,708,640
#	Kilroy Realty Corp.	417,061	14,380,263
#	Kimco Realty Corp.	2,573,015	54,239,159
	Kite Realty Group Trust	795,484	18,685,919
#	Lamar Advertising Co., Class A	323,162	41,464,916
	Lineage, Inc.	123,496	4,410,042
	LTC Properties, Inc.	172,857	6,304,095
	LXP Industrial Trust	225,677	11,182,295
#	Macerich Co.	945,683	17,901,779
#	Medical Properties Trust, Inc.	1,938,103	9,729,277
	Mid-America Apartment Communities, Inc.	435,742	58,520,151
#	Modiv Industrial, Inc.	13,497	206,774
	National Health Investors, Inc.	177,762	14,597,815
#	National Storage Affiliates Trust	278,758	8,867,292
	NET Lease Office Properties	54,858	1,070,280
#	NETSTREIT Corp.	312,452	5,886,596
	NexPoint Residential Trust, Inc.	84,624	2,557,337
	NNN REIT, Inc.	700,353	29,183,709
	Omega Healthcare Investors, Inc.	1,110,061	48,709,477
	One Liberty Properties, Inc.	62,485	1,346,552
#	Orion Properties, Inc.	243,170	542,269
	Outfront Media, Inc.	549,473	13,363,181
#	Park Hotels & Resorts, Inc.	736,522	8,050,185
	Peakstone Realty Trust	25,115	392,296
#	Pebblebrook Hotel Trust	440,047	5,025,337
	Phillips Edison & Co., Inc.	457,014	16,557,617
		Shares	Value†
UNITED STATES — (Continued)
	Piedmont Realty Trust, Inc.	467,937	$3,940,030
#	Postal Realty Trust, Inc., Class A	89,962	1,640,007
	Prologis, Inc.	3,471,817	453,280,428
	Public Storage	586,324	161,936,826
	Realty Income Corp.	3,460,049	211,616,587
	Regency Centers Corp.	657,531	47,914,284
	Rexford Industrial Realty, Inc.	866,451	35,117,259
#	RLJ Lodging Trust	529,757	3,936,095
	Ryman Hospitality Properties, Inc.	223,951	21,208,160
#	Sabra Health Care REIT, Inc.	905,847	16,966,514
	Saul Centers, Inc.	50,924	1,615,819
	SBA Communications Corp.	398,518	73,371,149
	Service Properties Trust	570,870	1,136,031
#	Sila Realty Trust, Inc.	86,697	2,111,072
	Simon Property Group, Inc.	1,219,476	233,297,954
#	SL Green Realty Corp.	268,183	12,009,235
	STAG Industrial, Inc.	678,025	25,432,718
	Strawberry Fields REIT, Inc.	5,549	72,803
	Summit Hotel Properties, Inc.	401,224	1,773,410
	Sun Communities, Inc.	460,520	58,684,064
	Sunstone Hotel Investors, Inc.	675,343	5,922,758
	Tanger, Inc.	421,892	13,804,306
	Terreno Realty Corp.	390,255	24,016,293
	UDR, Inc.	1,195,331	44,406,547
	UMH Properties, Inc.	300,787	4,701,301
*	Uniti Group, Inc.	130,392	1,084,861
	Universal Health Realty Income Trust	49,064	1,949,313
	Urban Edge Properties	472,736	9,185,260
	Ventas, Inc.	1,769,410	137,430,075
	Veris Residential, Inc.	321,100	4,877,509
	VICI Properties, Inc.	3,978,646	111,720,380
	Vornado Realty Trust	614,870	19,602,056
	Welltower, Inc.	2,577,462	485,490,742
	Whitestone REIT	169,764	2,417,439
#	WP Carey, Inc.	798,080	55,666,080
#	Xenia Hotels & Resorts, Inc.	358,570	5,288,907
TOTAL UNITED STATES			5,015,457,502

DFA Global Real Estate Securities Portfolio
CONTINUED
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (28.4%)
UNITED STATES — (28.4%)
Investment in DFA International Real Estate Securities Portfolio	521,946,066	$2,030,370,199
TOTAL INVESTMENT SECURITIES (Cost $6,181,606,114)		7,045,827,701

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	9,742,788	$112,694,823
TOTAL INVESTMENTS — (100.0%)
(Cost $6,294,300,903)^^			$7,158,522,524
As of January 31, 2026, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	169	03/20/26	$58,552,372	$58,860,587	$308,215
Total Futures Contracts			$58,552,372	$58,860,587	$308,215
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$5,015,457,502	—	—	$5,015,457,502
Affiliated Investment Company	2,030,370,199	—	—	2,030,370,199
Securities Lending Collateral	—	$112,694,823	—	112,694,823
Total Investments in Securities	$7,045,827,701	$112,694,823	—	$7,158,522,524
Financial Instruments
Assets
Futures Contracts**	308,215	—	—	308,215
Total Financial Instruments	$308,215	—	—	$308,215
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.7%)
AUSTRALIA — (7.6%)
*	29Metals Ltd.	2,636,581	$868,663
	Acrow Ltd.	125	89
#	Adairs Ltd.	1,317,531	1,599,815
*	AIC Mines Ltd.	1,719,772	752,103
#*	Ainsworth Game Technology Ltd.	814,002	587,131
#*,*	Alkane Resources Ltd.	4,940,279	5,340,612
	Amotiv Ltd.	1,769,601	10,323,811
	AMP Ltd.	12,812,082	14,999,307
*	Amplitude Energy Ltd.	2,143,160	4,655,658
	Ansell Ltd.	1,390,338	31,521,969
#*	Appen Ltd.	850,929	1,089,916
#	ARN Media Ltd.	882,049	227,451
*	Aurelia Metals Ltd.	5,802,881	1,229,384
	Aurizon Holdings Ltd.	1,559,918	3,990,230
*	Austal Ltd.	5,842,051	28,172,923
#*	Australian Agricultural Co. Ltd.	1,526,732	1,448,627
	Bank of Queensland Ltd.	8,158,009	38,423,104
#	Bapcor Ltd.	1,014,705	1,500,243
*	BCI Minerals Ltd.	1,442,150	417,852
#	Beach Energy Ltd.	15,394,163	13,194,989
	Bega Cheese Ltd.	821,780	3,478,389
	Bell Financial Group Ltd.	49,868	45,350
#*	Boss Energy Ltd.	1,916,689	2,539,303
	Capral Ltd.	35,349	301,903
#*	Carnarvon Energy Ltd.	729,962	49,531
#	Cedar Woods Properties Ltd.	917,313	5,170,712
	Challenger Ltd.	3,691,163	23,510,645
	Champion Iron Ltd.	1,216,415	4,913,006
	Civmec Australia Ltd.	86,532	98,452
	Cleanaway Waste Management Ltd.	120,189	206,009
#††	Corporate Travel Management Ltd.	617,157	5,178,577
	Credit Corp. Group Ltd.	594,580	5,840,312
#*	Develop Global Ltd.	318,309	1,143,591
	Downer EDI Ltd.	9,975,564	55,629,997
	Dyno Nobel Ltd.	7,373,287	17,957,565
*††	Elanor Investor Group	68,066	7,299
#	Elders Ltd.	2,075,392	10,631,682
	Embark Early Education Ltd.	191,848	81,194
#*	Emeco Holdings Ltd.	4,125,242	3,771,299
	EQT Holdings Ltd.	31,926	544,661
	EVT Ltd.	551,193	4,772,218
		Shares	Value»
AUSTRALIA — (Continued)
#	Fenix Resources Ltd.	543,160	$165,327
#	Finbar Group Ltd.	11,796	6,785
	FleetPartners Group Ltd.	3,171,332	6,303,075
	Fleetwood Ltd.	1,142,679	2,210,723
#	G8 Education Ltd.	8,233,052	3,825,340
	GrainCorp Ltd., Class A	4,649,634	23,315,302
*	Grange Resources Ltd.	3,618,303	647,705
	GWA Group Ltd.	1,146,039	2,120,229
	Harvey Norman Holdings Ltd.	2,933,946	13,184,311
#	Healius Ltd.	8,400,108	5,258,450
	Helia Group Ltd.	6,335,205	25,616,665
#	Humm Group Ltd.	2,266,594	1,177,212
*	IGO Ltd.	3,137,312	17,933,598
	Iluka Resources Ltd.	2,925,139	10,720,294
	Imdex Ltd.	549,482	1,420,320
*	Insignia Financial Ltd.	7,324,101	23,664,539
#	Integral Diagnostics Ltd.	1,372,542	2,494,183
#*	ioneer Ltd.	754,293	78,344
#	IPH Ltd.	980,964	2,545,410
	IVE Group Ltd.	1,517,990	3,179,494
*	Judo Capital Holdings Ltd.	4,244,371	5,348,669
#	Jupiter Mines Ltd.	6,493,059	1,230,036
#	Karoon Energy Ltd.	5,238,333	6,201,373
	Kelsian Group Ltd.	1,032,587	2,804,306
*	Kingston Resources Ltd.	118,590	9,278
#	L1 Group Ltd.	285,146	242,930
	Lendlease Corp. Ltd.	860,581	2,879,945
#*	Lifestyle Communities Ltd.	124,313	477,161
#	Maas Group Holdings Ltd.	18,080	68,346
#	Macmahon Holdings Ltd.	9,618,916	4,342,246
	Magellan Financial Group Ltd.	2,361,502	14,276,176
#*	Metals X Ltd.	3,849,304	3,435,891
#*	MGX Resources Ltd.	4,514,268	1,530,261
#	Monash IVF Group Ltd.	1,495,509	731,270
	MotorCycle Holdings Ltd.	41,531	79,933
*	Myer Holdings Ltd.	9,269,185	2,797,701
	MyState Ltd.	1,187,740	3,702,067
	Navigator Global Investments Ltd.	2,050,605	4,515,739
#	New Hope Corp. Ltd.	3,854,431	12,086,315
	Nickel Industries Ltd.	19,506,316	12,348,757

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Nine Entertainment Co. Holdings Ltd.	8,894,613	$7,053,529
	NRW Holdings Ltd.	6,437,012	23,226,174
*	Nufarm Ltd.	1,708,355	2,789,665
*	OFX Group Ltd.	42,259	14,709
	OM Holdings Ltd.	97,211	19,826
	oOh!media Ltd.	3,689,235	3,198,158
	Orora Ltd.	3,600,742	5,113,069
	Pacific Current Group Ltd.	70,198	483,064
*	Pantoro Gold Ltd.	40,161	133,235
#	Peet Ltd.	3,011,137	4,207,101
#	Pepper Money Ltd.	66,799	90,853
	Perenti Ltd.	6,542,178	12,594,406
	Perpetual Ltd.	69,804	874,102
	Perseus Mining Ltd.	17,928,788	69,052,612
#	Peter Warren Automotive Holdings Ltd.	176,215	216,300
*	PEXA Group Ltd.	587,906	5,620,967
#	Ramelius Resources Ltd.	10,617,198	32,698,998
	Regis Resources Ltd.	11,870,980	61,874,561
	Reliance Worldwide Corp. Ltd.	6,790,751	17,646,181
*	Resolute Mining Ltd.	38,389,103	34,389,770
#	Ridley Corp. Ltd.	4,339,099	7,532,258
*	Sandfire Resources Ltd.	6,293,967	85,403,042
*	Select Harvests Ltd.	777,693	2,397,900
	Servcorp Ltd.	197,482	1,061,228
	Service Stream Ltd.	6,502,857	10,306,428
	Shaver Shop Group Ltd.	1,334,931	1,394,308
	Sims Ltd. (SGM AU)	2,897,689	40,571,032
	Solvar Ltd.	2,139,530	2,771,650
	Southern Cross Electrical Engineering Ltd.	19,065	33,859
#	Southern Cross Media Group Ltd.	86,758	38,760
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	985,005	2,065,531
#*	St Barbara Ltd.	1,182,599	579,511
	Stanmore Resources Ltd.	1,140,644	2,387,738
#*	Strike Energy Ltd.	1,066,926	81,550
*	Sunstone Metals Ltd.	823,259	10,215
	Super Retail Group Ltd.	836,684	8,537,738
*	Superloop Ltd.	2,521,151	4,017,203
	Tabcorp Holdings Ltd.	16,060,588	9,859,253
	Ten Sixty Four Ltd.	500,279	38,321
#	Treasury Wine Estates Ltd.	13,631	50,794
	Tribune Resources Ltd.	18,272	88,623
		Shares	Value»
AUSTRALIA — (Continued)
*	Vault Minerals Ltd.	4,830,464	$18,485,086
Ω	Viva Energy Group Ltd.	1,991,943	2,493,601
#	Washington H Soul Pattinson & Co. Ltd.	911,688	24,409,183
#	Webjet Group Ltd.	175,935	98,205
*	West African Resources Ltd.	6,881,484	16,673,160
	Westgold Resources Ltd.	5,901,076	28,158,149
	Whitehaven Coal Ltd.	7,469,306	45,634,825
TOTAL AUSTRALIA			1,127,667,709
AUSTRIA — (1.0%)
	Agrana Beteiligungs AG	119,439	1,615,888
Ω	BAWAG Group AG	192,117	31,252,791
	EVN AG	7,719	260,089
	Mayr Melnhof Karton AG	1,124	127,390
	Oberbank AG	16,737	1,531,595
	Palfinger AG	1,225	52,638
	Porr AG	84,205	3,463,180
#	SBO AG	52,935	1,988,755
	Semperit AG Holding	29,332	436,706
	Telekom Austria AG	34,517	366,562
	UNIQA Insurance Group AG	309,466	5,736,558
	Vienna Insurance Group AG Wiener Versicherung Gruppe	466,221	36,646,835
	voestalpine AG	1,060,403	50,353,748
	Wienerberger AG	479,672	15,855,327
	Zumtobel Group AG	167,291	709,396
TOTAL AUSTRIA			150,397,458
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	292,947	86,673,694
	Azelis Group NV	22,393	221,748
	Bekaert SA	882,197	43,277,828
#*	bpost SA	435,156	1,122,903
	Cie d'Entreprises CFE	51,978	563,982
#	CMB Tech NV	199,086	2,624,169
#	Colruyt Group NV	2,797	107,180
	Deceuninck NV	1,520,726	4,156,777
	Deme Group NV	2,874	572,902
	Econocom Group SA NV	23,550	48,889
*	Galapagos NV (GLPG BB)	129,461	4,364,304
*	Galapagos NV (GLPG NA)	33,766	1,142,412
	Gimv NV	272,128	14,695,988

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	Ontex Group NV	308,717	$1,795,497
	Proximus SADP	1,759,701	16,055,294
#	Recticel SA	319,790	3,869,595
	Sipef NV	89,494	8,917,954
	Syensqo SA	224,194	18,869,006
#	Tessenderlo Group SA	213,663	6,930,512
	VGP NV	77,883	9,551,134
	Viohalco SA	35,319	541,555
TOTAL BELGIUM			226,103,323
CANADA — (10.7%)
#	Acadian Timber Corp.	106,677	1,262,121
*	ACT Energy Technologies Ltd.	4,600	19,560
	ADENTRA, Inc.	163,682	4,351,550
*	Advantage Energy Ltd.	2,449,931	19,809,599
	Aecon Group, Inc.	557,252	14,446,440
#	AG Growth International, Inc.	2,100	44,818
	AGF Management Ltd., Class B	1,240,145	16,530,409
#*	Aimia, Inc.	11,669	25,709
	Alaris Equity Partners Income	232,019	3,678,838
	Algoma Central Corp.	307,731	4,382,113
	AltaGas Ltd.	198,500	5,987,144
	Andrew Peller Ltd., Class A	18,265	70,155
*	Athabasca Oil Corp.	1,038,002	6,090,872
*	ATS Corp. (ATS US)	5,566	158,408
*	AutoCanada, Inc.	47,139	964,486
	B2Gold Corp. (BTG US)	12,579,028	61,637,237
	B2Gold Corp. (BTO CN)	2,133,941	10,390,356
*	Bausch Health Cos., Inc. (BHC US)	105,736	606,925
#	Baytex Energy Corp.	3,457,430	11,933,993
#	Birchcliff Energy Ltd.	6,164,109	33,137,207
	Black Diamond Group Ltd.	729,946	8,845,231
#*	Bonterra Energy Corp.	148,598	542,380
#	Boralex, Inc., Class A	199,430	3,698,166
*	Calfrac Well Services Ltd.	8,902	32,623
#	Calian Group Ltd.	15,249	754,919
	Canaccord Genuity Group, Inc.	1,121,657	9,769,656
#	Canadian Tire Corp. Ltd., Class A	106,615	13,116,546
*	Capstone Copper Corp.	2,520,238	27,929,638
#	Cardinal Energy Ltd.	1,370,163	8,925,454
	Cascades, Inc.	1,286,249	12,081,757
		Shares	Value»
CANADA — (Continued)
	Centerra Gold, Inc.	4,488,646	$75,192,608
	CES Energy Solutions Corp.	546,233	5,696,404
*††	Chesswood Group Ltd.	30,800	3,845
#	Cogeco Communications, Inc.	172,568	8,317,584
	Cogeco, Inc.	64,677	3,171,983
*	Conifex Timber, Inc.	6,450	568
	Dexterra Group, Inc.	174,988	1,661,659
	Doman Building Materials Group Ltd.	822,729	5,806,504
	DPM Metals, Inc.	1,976,498	68,962,964
	DREAM Unlimited Corp., Class A	202,564	2,917,248
	Dynacor Group, Inc.	37,900	169,787
	E-L Financial Corp. Ltd.	652,400	8,312,812
#*	Eldorado Gold Corp. (EGO US)	2,130,530	91,442,348
*	Eldorado Gold Corp. (ELD CN)	570,770	24,488,219
	Empire Co. Ltd., Class A	164,012	5,357,657
	Enerflex Ltd. (EFX CN)	261,539	4,799,956
	Enerflex Ltd. (EFXT US)	222,723	4,089,194
	Enghouse Systems Ltd.	23,163	318,275
*	Ensign Energy Services, Inc.	820,180	1,897,380
#*	Enterprise Group, Inc.	32,142	32,103
	EQB, Inc.	396,341	30,909,155
*	Equinox Gold Corp. (EQX CN)	59	844
	Exco Technologies Ltd.	394,299	2,024,125
#	Firm Capital Mortgage Investment Corp.	153,332	1,355,794
	First Majestic Silver Corp. (FR CN)	37	770
*	Foraco International SA	32,000	68,153
#*	Fortuna Mining Corp. (FSM US)	3,595,341	35,162,435
*	Fortuna Mining Corp. (FVI CN)	1,630,613	15,951,063
#	Freehold Royalties Ltd.	77,121	927,729
	Frontera Energy Corp.	264,788	1,827,935
*	GoGold Resources, Inc.	38,600	90,430
*	GoldMoney, Inc.	10,926	92,116

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Guardian Capital Group Ltd., Class A	61,626	$3,049,506
	High Liner Foods, Inc.	269,296	3,065,463
	Hudbay Minerals, Inc. (HBM US)	4,384,033	103,813,901
*	IAMGOLD Corp. (IAG US)	1,163,701	21,156,084
*	IAMGOLD Corp. (IMG CN)	3,291,173	59,725,249
	IGM Financial, Inc.	126,731	6,129,698
*	Imperial Metals Corp.	14,500	126,508
*	Interfor Corp.	149,622	1,117,509
	K-Bro Linen, Inc.	1,500	37,587
*	Kelt Exploration Ltd.	1,729,841	9,909,122
*	Knight Therapeutics, Inc.	882,663	3,759,737
*	Kolibri Global Energy, Inc.	7,063	28,315
	KP Tissue, Inc.	7,820	58,005
	Lassonde Industries, Inc., Class A	16,670	2,705,592
	Laurentian Bank of Canada	384,638	11,299,174
	Leon's Furniture Ltd.	30,951	625,544
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	925,104	58,645,744
	Magellan Aerospace Corp.	118,094	1,805,689
*	Major Drilling Group International, Inc.	242,859	2,664,645
	Martinrea International, Inc.	1,633,108	11,645,782
#*	Mattr Corp.	513,678	3,100,968
*	MDA Space Ltd.	13	367
	Melcor Developments Ltd.	132,225	1,575,067
	Methanex Corp. (MEOH US)	316,854	15,120,273
#	Methanex Corp. (MX CN)	71,170	3,395,817
	MTY Food Group, Inc.	158,684	4,942,378
#	Mullen Group Ltd.	1,353,055	15,978,500
	Neo Performance Materials, Inc.	68,745	967,322
	North American Construction Group Ltd. (NOA CN)	4,784	71,497
#	Northland Power, Inc.	2,558,184	35,263,918
*	NuVista Energy Ltd.	2,278,627	31,192,749
#*	Obsidian Energy Ltd. (OBE CN)	35,400	255,819
#*	Obsidian Energy Ltd. (OBE US)	263,424	1,899,287
	OceanaGold Corp.	1,696,041	54,954,902
		Shares	Value»
CANADA — (Continued)
	Onex Corp.	414,238	$35,295,335
	Open Text Corp. (OTEX CN)	57,800	1,476,359
#	Open Text Corp. (OTEX US)	63,355	1,617,453
#	Paramount Resources Ltd., Class A	749,644	14,137,886
	Parex Resources, Inc.	721,920	10,709,642
	Pason Systems, Inc.	143,839	1,275,024
#	Peyto Exploration & Development Corp.	2,837,128	51,131,437
#	Pizza Pizza Royalty Corp.	525,674	6,057,228
	Polaris Renewable Energy, Inc.	295,012	2,641,058
	Pollard Banknote Ltd.	3,700	51,330
*	Precision Drilling Corp. (PD CN)	74,846	5,969,467
*	Precision Drilling Corp. (PDS US)	69,016	5,503,336
	Richelieu Hardware Ltd.	30,310	906,417
	Russel Metals, Inc.	798,072	28,279,642
*	Saturn Oil & Gas, Inc.	54,000	125,318
*	SNDL, Inc.	172,438	265,554
*	Source Energy Services Ltd.	5,900	74,960
	South Bow Corp. SOBO US	24,457	694,579
*	Spartan Delta Corp.	62,731	422,000
Ω	Spin Master Corp.	74,031	1,011,800
*	SSR Mining, Inc. (SSRM CN)	854,558	19,480,405
	Stella-Jones, Inc.	4,900	328,550
#	Superior Plus Corp.	924,537	4,956,575
	Supremex, Inc.	16,500	44,714
	Surge Energy, Inc.	323,550	1,753,607
	Tamarack Valley Energy Ltd.	5,878,678	39,762,512
*	Tidewater Midstream & Infrastructure Ltd.	14,723	61,954
#	Timbercreek Financial Corp.	574,249	2,947,894
	Torex Gold Resources, Inc.	975,236	46,940,820
	Total Energy Services, Inc.	500,563	6,061,973
	Transcontinental, Inc., Class A	1,188,020	20,154,417
	Trican Well Service Ltd.	98,741	506,885
*	Trisura Group Ltd. (TSU CN)	9,250	282,123
*	Valeura Energy, Inc.	82,005	608,270

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Vermilion Energy, Inc. (VET CN)	104,311	$1,008,139
	Vermilion Energy, Inc. (VET US)	1,218,582	11,795,874
	VersaBank (VBNK CN)	20,329	315,613
	VersaBank (VBNK US)	4,819	74,743
*††	Victoria Gold Corp./Vancouver	1,811	120
	Wajax Corp.	249,575	5,181,570
*	Well Health Technologies Corp.	280,606	816,068
#	West Fraser Timber Co. Ltd. (WFG US)	48,134	3,290,440
*	Western Forest Products, Inc.	24,732	274,447
#	Westshore Terminals Investment Corp.	32,630	695,662
#	Whitecap Resources, Inc. WCP CN	7,599,959	69,321,405
#	Whitecap Resources, Inc. WCPRF US	3,715,782	33,887,932
	Winpak Ltd.	48,023	1,516,887
*	Yangarra Resources Ltd.	297,149	237,868
TOTAL CANADA			1,592,314,967
CHINA — (0.5%)
#	China Gold International Resources Corp. Ltd. (CGG CN)	2,920,833	70,057,949
DENMARK — (3.6%)
	AL Sydbank	1,514,553	137,164,559
	Alm Brand AS	1,605,613	4,441,220
*	Bavarian Nordic AS	342,538	10,436,888
	D/S Norden AS	425,024	19,198,460
*	Dfds AS	122,328	1,917,478
#	FLSmidth & Co. AS	272,902	23,392,812
	Foroya Banki P	2,593	124,957
#*	GN Store Nord AS	618,591	10,858,639
#	GronlandsBANKEN AS	831	154,048
	H Lundbeck AS (HLUNA DC), Class A	329,924	1,927,182
	H Lundbeck AS (HLUNB DC)	3,229,986	21,654,954
#*	H&H International AS, Class B	23,423	347,502
#	Harboes Bryggeri AS, Class B	3,226	60,851
	Jyske Bank AS	1,071,483	155,929,164
#	Matas AS	706,078	10,819,963
*	Nilfisk Holding AS	65,972	1,459,510
		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding AS	445,276	$63,497,637
	Rockwool AS ROCKA DC, Class A	21,846	740,604
	Rockwool AS ROCKB DC, Class B	27,124	915,977
Ω	Scandinavian Tobacco Group AS	792,298	12,321,971
	Schouw & Co. AS	349,915	36,926,071
#	Solar AS, Class B	16,672	589,306
#	SP Group AS	14,515	842,555
	Sparekassen Sjaelland-Fyn AS	97,337	5,766,593
	TORM PLC, Class A	251,848	6,191,184
	UIE PLC	129,761	7,742,650
TOTAL DENMARK			535,422,735
FINLAND — (2.3%)
	Aktia Bank OYJ	522,843	7,622,618
	Anora Group OYJ	20,556	105,069
	Aspo OYJ	18,087	162,929
	Atria OYJ	271,974	5,113,122
Ω	Enento Group OYJ	10,645	195,425
#	Fiskars OYJ Abp	255,924	3,697,345
	Hiab OYJ	593,503	35,266,748
#	HKFoods OYJ	242,494	481,413
	Huhtamaki OYJ	387,228	13,589,668
	Kalmar OYJ, Class B	597,338	30,540,576
	Kemira OYJ	2,858,140	67,225,892
	Konecranes OYJ	96,847	11,404,908
*	Lassila & Tikanoja OYJ	23,326	207,371
*	Lindex Group OYJ	199,158	582,092
	Luotea PLC	23,326	79,873
	Mandatum OYJ	2,351,249	19,175,204
#	Metsa Board OYJ (METSB FH), Class B	3,491,879	10,847,100
#	Nokian Renkaat OYJ	1,081,888	13,879,906
	Olvi OYJ, Class A	12,035	477,865
#	Oma Saastopankki OYJ	22,823	346,558
	Oriola OYJ (OKDBV FH), Class B	36,101	49,910
	Pihlajalinna OYJ	2,802	47,867
#	Raisio OYJ, Class V	1,197,510	3,897,649
	Sanoma OYJ	81,385	931,000
	Scanfil OYJ	2,985	40,082
#	Stora Enso OYJ, Class R	4,428,145	50,976,747
Ω	Terveystalo OYJ	190,421	2,288,265
#	TietoEVRY OYJ	1,290,959	28,023,806
#	Tokmanni Group Corp.	133,294	1,216,709
#	Valmet OYJ	1,000,844	34,295,467
#*	YIT OYJ	388,506	1,421,486
TOTAL FINLAND			344,190,670

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (3.7%)
*	74Software SA	4,204	$181,973
	AKWEL SADIR	117,639	1,105,265
*	Alstom SA	1,179,700	37,665,906
	Altamir	311,054	10,916,957
	Alten SA	8,978	880,121
	Arkema SA	420,584	25,328,427
#	Assystem SA	11,968	673,084
Ω	Ayvens SA	659,239	9,557,530
#	Beneteau SACA	257,587	2,422,519
	Bonduelle SCA	79,244	993,774
	Carrefour SA	1,507,988	24,699,591
*	Cegedim SA	2,935	46,518
	Cie des Alpes	385,861	11,880,171
*	Clariane SE	929,631	4,198,428
	Coface SA	1,585,175	28,991,501
	Derichebourg SA	1,455,894	13,721,627
#*Ω	Elior Group SA	757,859	2,557,350
	Elis SA	1,238,926	35,971,526
	Etablissements Maurel et Prom SA	860,499	6,723,824
	Eurazeo SE	62,957	3,781,764
*	Eutelsat Communications SACA	901,519	2,447,284
	Exel Industries SA, Class A	525	24,069
#	Fnac Darty SA (FNAC FP)	85,612	3,604,400
*	Forvia SE (FRVIA FP)	536,559	8,760,625
*	Gaumont SA	11,739	1,406,832
	GL Events SACA	169,320	6,455,359
	Groupe Crit SA	12,538	945,515
	Groupe SFPI	140,840	283,574
#*	Guerbet	18,907	307,546
	Imerys SA	138,710	4,325,102
	IPSOS SA	134,926	5,724,055
#	Jacquet Metals SACA	302,909	8,340,226
	LNA Sante SA	2,042	56,386
#*Ω	Maisons du Monde SA	61,974	117,577
	Manitou BF SA	57,929	1,527,295
	Mersen SA	261,724	8,002,486
	Metropole Television SA	91,216	1,306,614
#*	Nexity SA	103,684	1,172,373
	North Atlantic Energies	12,895	719,477
	Opmobility	366,873	7,029,178
	Quadient SA	258,442	4,890,767
#	Remy Cointreau SA	32,474	1,548,659
	Renault SA	302,967	11,433,782
	Rexel SA	1,938,248	81,223,376
	Samse SACA	990	142,012
	Savencia SA	114,234	8,096,178
	SCOR SE	1,279,781	41,704,441
#	SEB SA	9,535	537,854
		Shares	Value»
FRANCE — (Continued)
	Seche Environnement SACA	15,608	$1,455,071
#	SES SA	5,032,566	41,219,410
*Ω	SMCP SA	117,869	856,860
	Societe BIC SA	16,376	1,054,924
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,285	200,456
	Societe LDC SADIR	1,015	113,803
	Teleperformance SE	32,279	2,085,074
	Television Francaise 1 SA	664,719	6,424,719
	Trigano SA	25,900	5,153,350
#*	Ubisoft Entertainment SA	246,150	1,269,935
	Valeo SE	1,136,265	15,869,518
	Vicat SACA	272,967	25,293,234
	VIEL & Cie SA	16,500	353,053
*	Viridien	78,436	11,865,018
#*	Voltalia SA	16,369	137,711
*Ω	X-Fab Silicon Foundries SE	130,245	790,877
TOTAL FRANCE			548,573,911
GERMANY — (4.1%)
#	1&1 AG	466,027	14,841,340
*	7C Solarparken AG	221,596	445,197
	Allgeier SE	6,513	172,925
Ω	Aumann AG	1,677	27,932
#	Aurubis AG	388,748	73,408,821
#*	BayWa AG (BYW6 GR)	177,120	717,491
#Ω	Befesa SA	302,591	11,082,595
	Bijou Brigitte AG	39,808	2,044,718
	Bilfinger SE	237,793	33,316,865
#	Borussia Dortmund GmbH & Co. KGaA	1,023,496	3,954,127
#	Brenntag SE	38,611	2,349,080
#	CANCOM SE (COK GR)	224,308	7,547,158
	Cewe Stiftung & Co. KGaA	1,727	206,853
#	Deutsche Beteiligungs AG	171,562	5,183,615
#Ω	Deutsche Pfandbriefbank AG	338,177	1,668,667
	Deutz AG	1,903,378	24,374,094
	Draegerwerk AG & Co. KGaA	44,281	3,728,213
	Duerr AG	426,383	11,364,569
Ω	DWS Group GmbH & Co. KGaA	22,619	1,656,029
	Elmos Semiconductor SE	4,744	645,588
	ElringKlinger AG	222,215	1,119,862
#	Energiekontor AG	2,276	103,431

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Evonik Industries AG	868,335	$13,450,432
#*	Evotec SE	477,830	3,518,942
	FORTEC Elektronik AG	1,354	23,526
#*	Fraport AG Frankfurt Airport Services Worldwide	547,578	50,664,793
	Freenet AG	33,262	1,201,063
#	Gerresheimer AG	75,455	2,253,771
	Gesco SE	113,258	2,020,045
#	GFT Technologies SE	42,118	1,037,174
#	Grenke AG	212,239	3,622,638
*	Heidelberger Druckmaschinen AG	1,846,819	4,015,284
#*	HelloFresh SE	988,656	6,493,889
	Hornbach Holding AG & Co. KGaA	124,414	11,888,317
#	HUGO BOSS AG	85,917	3,562,430
	Indus Holding AG	206,927	7,873,298
Ω	Instone Real Estate Group SE	12,094	123,484
	Jenoptik AG	201,319	6,353,492
Ω	JOST Werke SE	31,475	2,334,544
#	K&S AG	3,549	58,149
	KION Group AG	1,013,719	71,603,844
#	Kloeckner & Co. SE	212,570	2,769,168
*	Koenig & Bauer AG	17,454	192,244
#	Kontron AG	55,159	1,530,339
	Krones AG	34,381	5,532,582
	KSB SE & Co. KGaA	5,653	6,947,502
	KWS Saat SE & Co. KGaA	65,371	5,807,661
#	Lanxess AG	587,474	12,134,480
	Mediclin AG	106,562	489,956
#*	Medios AG	6,020	114,103
#	MLP SE	1,297,480	11,310,109
	Multitude AG	620	4,459
#	Mutares SE & Co. KGaA	77,191	2,983,071
#	Norma Group SE	136,154	2,369,930
	Patrizia SE	96,069	972,241
	ProCredit Holding AG	53,047	534,390
#	Puma SE (PUM GR)	219,684	5,615,569
	PWO AG	5,898	188,142
*	q.beyond AG	867,565	830,625
#	RTL Group SA	229,010	9,984,791
	SAF-Holland SE	750,702	15,091,560
	Salzgitter AG	100,597	5,398,159
#	Schaeffler AG	682,497	8,049,438
#	Siltronic AG	59,197	3,675,458
	Sixt SE	81,979	6,423,992
	Stabilus SE	59,741	1,371,464
	STRATEC SE	7,847	207,911
#	Suedzucker AG	687,267	7,868,506
	Surteco Group SE	74,250	1,139,164
#	Takkt AG	203,341	869,493
	Technotrans SE	1,248	49,108
	thyssenkrupp AG	1,488,500	19,842,783
		Shares	Value»
GERMANY — (Continued)
*	Tkms AG& Co. KGaA	74,425	$8,697,882
	United Internet AG	1,042,606	33,919,026
#	Vossloh AG	88,307	8,453,583
#	Wacker Chemie AG	93,406	7,585,740
#	Wacker Neuson SE	683,471	15,609,662
	Wuestenrot & Wuerttembergische AG	155,950	2,775,893
TOTAL GERMANY			609,398,469
GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0
HONG KONG — (1.6%)
	Aeon Credit Service Asia Co. Ltd.	1,366,000	1,303,442
*	Allied Group Ltd.	31,060,000	11,552,454
	Asia Financial Holdings Ltd.	3,250,106	2,030,144
*	Asia Standard International Group Ltd.	6,199,503	180,538
	Bank of East Asia Ltd.	6,200,773	11,844,110
	Chen Hsong Holdings	1,450,000	307,694
	Cheuk Nang Holdings Ltd.	3,139,016	475,163
	Chevalier International Holdings Ltd.	1,134,858	627,571
*	China Energy Development Holdings Ltd.	122,750	24,810
	Chow Sang Sang Holdings International Ltd.	3,024,000	5,661,742
*	Chuang's Consortium International Ltd.	11,569,520	474,839
	CITIC Telecom International Holdings Ltd.	11,346,000	3,734,471
*	CSI Properties Ltd.	109,163,666	2,764,997
	CTF Services Ltd.	11,170,116	13,085,094
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	2,153,888	3,068,115
	Dah Sing Financial Holdings Ltd.	2,070,956	10,014,574
	Dickson Concepts International Ltd.	2,031,500	1,472,081
	Eagle Nice International Holdings Ltd.	738,000	328,561
††	EcoGreen International Group Ltd.	3,623,840	165,279

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Emperor Capital Group Ltd.	6,270,000	$75,379
	Emperor Watch & Jewellery Ltd.	49,820,000	1,882,569
*	Far East Consortium International Ltd.	22,392,680	2,382,173
	First Pacific Co. Ltd.	25,376,000	19,855,313
*	First Shanghai Investments Ltd.	2,088,000	71,988
	Get Nice Holdings Ltd.	1,049,864	407,642
	Glorious Sun Enterprises Ltd.	3,010,000	528,058
	Gold Peak Technology Group Ltd.	6,320,907	584,235
	Golden Resources Development International Ltd.	3,349,000	150,199
	Great Eagle Holdings Ltd.	2,479,240	5,118,341
	G-Resources Group Ltd.	280,000	430,485
#	Guotai Junan International Holdings Ltd.	12,725,000	4,352,049
	Hang Lung Group Ltd.	4,496,000	9,681,716
	Hang Lung Properties Ltd.	9,999,364	12,065,964
*	Hanison Construction Holdings Ltd.	1,196,724	33,668
	Harbour Centre Development Ltd.	1,779,000	1,088,773
*	HKR International Ltd.	8,086,400	1,269,139
	Hon Kwok Land Investment Co. Ltd.	4,840,935	607,199
	Hong Kong Ferry Holdings Co. Ltd.	1,783,000	1,122,041
	Hong Kong Technology Venture Co. Ltd.	464,000	84,945
*	Hongkong & Shanghai Hotels Ltd.	6,758,341	5,424,295
*	Hongkong Chinese Ltd.	5,469,090	217,669
	Hung Hing Printing Group Ltd.	6,999,275	832,870
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,824,000	1,310,335
*	IPE Group Ltd.	510,000	46,216
	Johnson Electric Holdings Ltd.	4,209,614	14,500,070
		Shares	Value»
HONG KONG — (Continued)
	K Wah International Holdings Ltd.	5,924,000	$1,969,425
	Keck Seng Investments Hong Kong Ltd.	640,000	192,879
	Kerry Properties Ltd.	4,622,000	14,031,295
	KLN Logistics Group Ltd.	794,500	717,246
#	Kowloon Development Co. Ltd.	7,026,128	4,416,239
*	Lai Sun Development Co. Ltd.	7,026,996	597,065
*	Lai Sun Garment International Ltd.	8,107,359	717,113
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	165,882	10,487
*	Lerado Financial Group Co. Ltd.	65,840	1,706
	Liu Chong Hing Investment Ltd.	2,122,000	1,207,663
	Luk Fook Holdings International Ltd.	728,000	2,990,720
	Miramar Hotel & Investment	2,127,000	2,942,721
*	Mongolian Mining Corp.	840,000	1,454,697
	Nanyang Holdings Ltd.	98,350	378,361
	National Electronics Holdings	1,445,648	70,308
	Oriental Enterprise Holdings Ltd.	118,000	4,789
	Oriental Watch Holdings	5,400,587	2,357,025
	Pacific Basin Shipping Ltd.	27,479,000	10,791,919
	Pacific Textiles Holdings Ltd.	746,000	117,613
	PAX Global Technology Ltd.	4,459,000	2,813,959
	Pico Far East Holdings Ltd.	492,000	176,878
	Playmates Holdings Ltd.	19,241,000	1,218,778
	Safety Godown Co. Ltd.	140,000	36,553
	SAS Dragon Holdings Ltd.	36,000	21,127
	SEA Holdings Ltd.	2,211,368	371,700
	Shangri-La Asia Ltd.	1,776,000	1,107,423
	Singamas Container Holdings Ltd.	9,438,000	773,492
	SmarTone Telecommunications Holdings Ltd.	1,755,500	1,097,864

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Soundwill Holdings Ltd.	685,000	$567,631
*	South China Holdings Co. Ltd.	641,751	2,789
	Sun Hung Kai & Co. Ltd.	3,861,688	2,123,250
	TAI Cheung Holdings Ltd.	2,274,000	1,099,709
	Tan Chong International Ltd.	3,723,000	901,128
*	Television Broadcasts Ltd.	315,800	122,836
	Tern Properties Co. Ltd.	146,000	26,169
	Texhong International Group Ltd.	204,500	146,043
	Texwinca Holdings Ltd.	6,606,000	1,100,673
	Tian Teck Land Ltd.	384,000	103,330
	Transport International Holdings Ltd.	1,357,029	1,803,373
#	United Laboratories International Holdings Ltd.	4,282,000	6,519,800
	Upbest Group Ltd.	4,476,000	384,251
	Vedan International Holdings Ltd.	5,500,000	517,571
*	Viva Goods Co. Ltd.	1,016,000	83,237
	VSTECS Holdings Ltd.	2,288,000	2,263,773
*	Wang On Group Ltd.	17,520,000	53,775
*	Wealthink AI-Innovation Capital Ltd.	5,084,000	119,107
	Wing On Co. International Ltd.	2,095,500	3,697,513
	Wing Tai Properties Ltd.	172,749	42,869
*	Xingye Alloy Materials Group Ltd.	1,406,000	184,778
#	Xinyi Glass Holdings Ltd.	1,231,000	1,608,564
#	Yue Yuen Industrial Holdings Ltd.	7,095,500	15,825,063
TOTAL HONG KONG			245,123,287
IRELAND — (0.1%)
	Cairn Homes PLC	781,368	1,930,879
*Ω	Glenveagh Properties PLC	2,815,653	6,528,385
*	Permanent TSB Group Holdings PLC	115,799	428,295
TOTAL IRELAND			8,887,559
		Shares	Value»
ISRAEL — (1.2%)
	Albaad Massuot Yitzhak Ltd.	3,842	$44,590
	Alrov Properties & Lodgings Ltd.	13,259	1,101,784
*	Ashdod Refinery Ltd.	4,585	94,750
	AudioCodes Ltd. (AUDC US)	1,954	16,316
	Ayalon Holdings Ltd.	22,297	674,716
#	Azorim-Investment Development & Construction Co. Ltd.	805,226	5,153,707
#	Carasso Motors Ltd.	326,375	3,913,436
	Carasso Real Estate Ltd.	25,770	281,557
	Cellcom Israel Ltd. (CEL IT)	444,775	5,281,405
	Cellcom Israel Ltd. (CELJF US)	29,907	360,230
#*	Cielo-Blu Group Ltd.	129,323	132,746
	Clal Insurance Enterprises Holdings Ltd.	149,998	10,908,914
	Delek Automotive Systems Ltd.	39,884	297,828
	Delta Galil Ltd.	8,866	482,160
	Diplomat Holdings Ltd.	4,967	83,521
#	Direct Finance of Direct Group 2006 Ltd.	1,732	304,244
	Dor Alon Energy in Israel 1988 Ltd.	22,296	1,189,259
*	Equital Ltd.	394,618	18,469,365
*	Gilat Satellite Networks Ltd.	82,400	1,597,091
#*	Hagag Group Real Estate Development	55,347	445,640
	Harel Insurance Investments & Financial Services Ltd.	128,964	5,915,373
#*	IES Holdings Ltd.	9,054	1,271,839
	Isracard Ltd.	1,148,620	5,448,344
	Isras Investment Co. Ltd.	13,744	4,347,851
	Issta Ltd.	13,398	478,502
*	Kamada Ltd. (KMDA US)	4,138	34,428
	Kardan Real Estate Enterprise & Development Ltd.	10,908	21,372
	Kerur Holdings Ltd.	11,372	340,845
#	Klil Industries Ltd.	477	30,164
	Land Development Nimrodi Group Ltd.	19,817	237,445

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mediterranean Towers Ltd.	403,440	$2,005,088
	Menora Mivtachim Holdings Ltd.	355,701	45,705,845
	Meshulam Levinstein Contracting & Engineering Ltd.	3,716	749,361
	Migdal Insurance & Financial Holdings Ltd.	749,834	4,023,325
	Mivtach Shamir Holdings Ltd.	13,037	1,724,639
	Nawi Group Ltd.	81,868	1,450,151
	Neto Malinda Trading Ltd.	5,098	293,675
	Oil Refineries Ltd.	21,723,719	7,143,593
	Palram Industries 1990 Ltd.	58,148	1,061,562
	Paz Retail & Energy Ltd.	83,187	20,357,426
*	Perion Network Ltd.	5,098	44,169
	Plasson Industries Ltd.	13,894	769,736
#	Prashkovsky Investments & Construction Ltd.	54,397	2,746,322
	Scope Metals Group Ltd.	22,209	1,312,501
#	Summit Real Estate Holdings Ltd.	545,146	11,092,357
#Ω	Tamar Petroleum Ltd.	219,905	2,419,176
*	Tera Light Ltd.	112,546	555,128
TOTAL ISRAEL			172,413,476
ITALY — (4.5%)
	A2A SpA	8,039,106	24,252,356
	ACEA SpA	43,978	1,225,767
	Aeroporto Guglielmo Marconi Di Bologna SpA	5,582	71,520
#*	Aquafil SpA	127,047	216,041
	Ariston Holding NV	530,655	2,992,738
	Banca IFIS SpA	368,711	12,006,794
*Ω	Banca Sistema SpA	542,986	1,026,734
	Banco di Desio e della Brianza SpA	516,804	5,715,122
#	Biesse SpA	11,205	82,803
	BPER Banca SpA	3,532,453	49,749,060
	Brembo NV	481,364	5,790,489
	Buzzi SpA	1,563,705	89,008,551
*	Cairo Communication SpA	786,092	2,614,719
	Cementir Holding NV	1,264,274	28,427,114
*	CIR SpA-Compagnie Industriali	8,015,997	6,644,162
	Credito Emiliano SpA	1,477,196	27,170,173
		Shares	Value»
ITALY — (Continued)
	d'Amico International Shipping SA	707,426	$4,996,734
#	Danieli & C Officine Meccaniche SpA (DAN IM)	291,919	21,551,833
	Danieli & C Officine Meccaniche SpA (DANR IM)	398,888	20,579,196
	Emak SpA	675,320	754,949
	ERG SpA	276,607	7,361,601
	Esprinet SpA	267,571	1,969,194
#	Ferretti SpA	834,551	3,558,991
	Fila SpA	86,214	936,370
	FNM SpA	2,243,742	1,319,229
	Garofalo Health Care SpA	11,299	74,843
#	GPI SpA	11,826	252,697
	Hera SpA	1,830,192	9,057,078
#	IMMSI SpA	2,171,429	1,372,423
	Industrie De Nora SpA	46,602	420,520
	Italmobiliare SpA	114,256	3,772,753
	Iveco Group NV	2,625,170	58,721,604
	MFE-MediaForEurope NV, Class A	1,883,089	6,919,568
	MFE-MediaForEurope NV (MFEA IM), Class A	1,991,738	7,429,808
#	MFE-MediaForEurope NV (MFEB IM), Class B	590,959	2,840,815
#Ω	Nexi SpA	3,295,981	14,072,069
	Orsero SpA	90,604	2,095,792
Ω	OVS SpA	5,039,445	28,484,623
Ω	Pirelli & C SpA	4,985,116	37,538,967
	Rizzoli Corriere Della Sera Mediagroup SpA	1,578,533	1,824,248
*	Safilo Group SpA	838,780	2,126,074
#*	Salvatore Ferragamo SpA	177,246	1,396,303
#	Sogefi SpA	304,115	1,158,392
*	Telecom Italia SpA (TIT IM)	172,339,211	116,903,353
*	Telecom Italia SpA (TITR IM)	12,150,514	9,647,816
*	TREVI - Finanziaria Industriale SpA	1,087,011	902,139
#	Unipol Assicurazioni SpA	2,229,213	49,648,499
TOTAL ITALY			676,682,624
JAPAN — (26.1%)
	77 Bank Ltd.	898,100	49,323,224
	Achilles Corp.	116,800	1,100,621
#	AD Works Group Co. Ltd.	384,599	1,102,316

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ADEKA Corp.	92,100	$2,737,609
#	AEON Financial Service Co. Ltd.	1,100,014	12,007,418
#	Ahresty Corp.	71,400	382,245
	Aichi Corp.	224,000	1,974,901
	Aichi Steel Corp.	323,336	6,438,496
#	Aichi Tokei Denki Co. Ltd.	112,363	2,026,134
	Aida Engineering Ltd.	216,522	1,677,247
	Aiful Corp.	464,000	1,649,852
	Ainavo Holdings Co. Ltd.	39,200	192,826
	Aiphone Co. Ltd.	187,000	3,593,264
	Airport Facilities Co. Ltd.	400,400	2,542,752
	Aisan Industry Co. Ltd.	766,630	10,911,917
	Akatsuki Corp.	30,400	122,331
	Akatsuki, Inc.	28,600	470,868
*	Akebono Brake Industry Co. Ltd.	186,799	136,732
#	Albis Co. Ltd.	70,488	1,193,917
#	Alconix Corp.	415,925	7,298,469
	Alfresa Holdings Corp.	131,200	2,112,959
#	Alinco, Inc.	70,200	508,730
#	Alpen Co. Ltd.	318,612	4,471,276
	Alpha Corp.	12,100	99,999
	Alps Alpine Co. Ltd.	2,945,480	38,579,587
	Amuse, Inc.	22,000	286,799
	Anabuki Kosan, Inc.	27,900	420,145
	AOKI Holdings, Inc.	467,200	5,579,174
	Aoyama Trading Co. Ltd.	400,119	6,791,420
#	Arakawa Chemical Industries Ltd.	108,053	919,166
	Arata Corp.	201,900	4,028,047
#	Araya Industrial Co. Ltd.	25,100	854,356
#	ARCLANDS Corp.	259,500	3,213,192
#	Arcs Co. Ltd.	433,400	9,736,872
	Arisawa Manufacturing Co. Ltd.	421,782	4,874,266
	Artience Co. Ltd.	526,200	12,615,281
#	Artnature, Inc.	31,100	166,021
	Asahi Co. Ltd.	23,100	192,627
	Asahi Diamond Industrial Co. Ltd.	472,836	2,767,243
#	Asahi Kogyosha Co. Ltd.	353,396	8,237,866
	Asahi Printing Co. Ltd.	10,100	58,378
	Asia Pile Holdings Corp.	544,800	4,959,435
	ASKA Pharmaceutical Holdings Co. Ltd.	332,000	5,368,804
		Shares	Value»
JAPAN — (Continued)
#	Astena Holdings Co. Ltd.	600,900	$1,859,437
#	Asti Corp.	6,500	111,450
	Autobacs Seven Co. Ltd.	70,900	755,267
	Awa Bank Ltd.	261,901	8,806,966
	Bando Chemical Industries Ltd.	554,600	7,265,375
	Bank of Nagoya Ltd.	472,512	14,972,227
#	Bank of Saga Ltd.	163,934	4,879,608
	Bank of the Ryukyus Ltd.	129,813	1,852,198
	Belluna Co. Ltd.	781,952	4,924,429
	BML, Inc.	17,900	452,993
#	Buffalo, Inc.	1,600	46,595
	Bunka Shutter Co. Ltd.	257,600	3,368,162
	Business Brain Showa-Ota, Inc.	800	17,390
#	Carlit Co. Ltd.	430,600	6,320,795
	Cawachi Ltd.	292,400	5,860,449
	CCI Group, Inc.	4,359,150	26,146,285
	Central Glass Co. Ltd.	539,000	12,706,265
#	Chiba Kogyo Bank Ltd.	878,442	11,300,566
#	Chino Corp.	10,800	98,242
	Chiyoda Integre Co. Ltd.	154,500	3,305,228
	Chori Co. Ltd.	119,300	3,046,839
#	Chubu Shiryo Co. Ltd.	489,284	5,723,724
#	Chubu Steel Plate Co. Ltd.	7,800	111,282
	Chudenko Corp.	235,560	6,718,912
	Chuetsu Pulp & Paper Co. Ltd.	81,800	1,066,804
	Chugai Ro Co. Ltd.	16,100	488,247
	Chugin Financial Group, Inc.	1,022,200	18,502,084
	Chuo Gyorui Co. Ltd.	48,800	1,163,719
#	Chuo Spring Co. Ltd.	117,431	2,594,469
#	Chuo Warehouse Co. Ltd.	50,500	558,594
	Citizen Watch Co. Ltd.	2,823,200	24,952,018
#	CK-San-Etsu Co. Ltd.	9,500	262,767
	Cleanup Corp.	143,000	808,054
#	CMK Corp.	537,800	1,904,701
	Cosel Co. Ltd.	107,600	811,479
	Cosmos Initia Co. Ltd.	3,000	22,782
#	CTI Engineering Co. Ltd.	150,300	2,873,048
#	Dai Nippon Toryo Co. Ltd.	202,750	1,807,274
	Dai-Dan Co. Ltd.	24,000	416,295
#	Daido Metal Co. Ltd.	233,370	1,552,537

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co. Ltd.	1,835,500	$23,578,527
	Daihatsu Infinearth Mfg Co. Ltd.	367,700	5,846,795
	Daiho Corp.	533,800	2,712,653
	Daiichi Jitsugyo Co. Ltd.	391,000	8,048,001
	Daiichi Kensetsu Corp.	12,800	312,367
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	16,000	241,605
	Daiki Aluminium Industry Co. Ltd.	49,399	419,159
#	Daikyonishikawa Corp.	280,849	1,488,903
	Dainichi Co. Ltd.	207,300	1,217,239
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	145,707	4,104,294
	Daio Paper Corp.	108,499	680,873
	Daishi Hokuetsu Financial Group, Inc.	3,461,658	41,270,199
#	Daishinku Corp.	84,225	320,855
	Daisue Construction Co. Ltd.	167,300	4,145,408
	Daito Pharmaceutical Co. Ltd.	248,164	2,142,315
	Daiwa Industries Ltd.	17,700	178,000
	DCM Holdings Co. Ltd.	1,772,510	18,688,897
	Denka Co. Ltd.	177,550	3,417,453
#	Denyo Co. Ltd.	327,400	7,764,177
	DIC Corp.	1,092,182	26,731,007
#	DKS Co. Ltd.	94,679	6,285,389
	DMW Corp.	45,400	1,584,621
	Doshisha Co. Ltd.	136,200	2,847,273
	Dowa Holdings Co. Ltd.	359,500	21,292,463
#	DyDo Group Holdings, Inc.	16,200	258,541
#	Eagle Industry Co. Ltd.	407,899	8,170,023
#	EDION Corp.	2,078,900	28,456,836
#	Ehime Bank Ltd.	193,870	2,132,534
	Eizo Corp.	39,600	554,484
	EJ Holdings, Inc.	68,300	794,939
	Endo Lighting Corp.	187,200	2,880,965
#	Enomoto Co. Ltd.	46,417	730,766
#	Enplas Corp.	700	41,147
	Eslead Corp.	182,700	7,993,355
	Exedy Corp.	390,336	14,384,085
	EXEO Group, Inc.	252,500	4,212,767
	FALCO HOLDINGS Co. Ltd.	11,900	205,932
	FCC Co. Ltd.	519,945	12,658,379
	Feed One Co. Ltd.	358,280	2,583,595
		Shares	Value»
JAPAN — (Continued)
#	Ferrotec Corp.	466,114	$17,821,160
	FIDEA Holdings Co. Ltd.	23,996	311,352
#	First Bank of Toyama Ltd.	612,100	8,816,755
#	FJ Next Holdings Co. Ltd.	434,760	4,124,322
#	Foster Electric Co. Ltd.	112,190	2,014,129
	F-Tech, Inc.	8,300	42,375
#	Fuji Co. Ltd.	12,300	167,627
	Fuji Corp. Ltd.	150,646	804,322
#	Fuji Die Co. Ltd.	10,200	73,367
#	Fuji Pharma Co. Ltd.	151,200	1,868,574
	Fuji Seal International, Inc.	203,270	4,203,759
#	Fujicco Co. Ltd.	49,900	521,617
#	Fujikura Composites, Inc.	400,700	5,883,883
	Fujikura Kasei Co. Ltd.	83,500	402,164
	Fujisash Co. Ltd.	10,700	64,409
	Fujishoji Co. Ltd.	9,200	64,897
#	FuKoKu Co. Ltd.	188,600	2,450,759
	Fukuda Corp.	104,800	5,287,029
	Fukui Bank Ltd.	33,600	634,798
	Fukuyama Transporting Co. Ltd.	285,162	8,480,524
	Furukawa Co. Ltd.	436,056	13,059,260
#	Furuno Electric Co. Ltd.	390,400	18,017,636
	Fuso Pharmaceutical Industries Ltd.	43,001	632,527
	Futaba Industrial Co. Ltd.	1,140,900	7,676,429
	Fuyo General Lease Co. Ltd.	618,600	17,396,229
#	Gakken Holdings Co. Ltd.	206,200	1,397,502
	Gecoss Corp.	282,700	2,896,925
	Geo Holdings Corp.	357,800	4,214,875
	GLOBERIDE, Inc.	38,300	544,737
	Glory Ltd.	380,752	9,917,761
	Godo Steel Ltd.	119,000	3,080,581
	Goldcrest Co. Ltd.	157,930	3,394,577
#	Grandy House Corp.	194,800	791,900
	GS Yuasa Corp.	640,100	14,900,573
#	GSI Creos Corp.	179,414	2,913,527
	G-Tekt Corp.	453,549	5,755,557
#	Gun-Ei Chemical Industry Co. Ltd.	31,300	990,262
	Gunma Bank Ltd.	5,359,796	67,478,256
	Gunze Ltd.	622,992	18,109,669
	H.U. Group Holdings, Inc.	2,971	61,710
	H2O Retailing Corp.	1,135,939	15,555,400

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hagihara Industries, Inc.	64,105	$706,457
	Hagiwara Electric Holdings Co. Ltd.	123,998	2,956,416
	Hamakyorex Co. Ltd.	325,100	3,856,269
	Hanwa Co. Ltd.	631,000	32,088,962
#	Harima Chemicals Group, Inc.	68,000	432,838
#	Hashimoto Sogyo Holdings Co. Ltd.	6,300	53,113
	Heiwa Corp.	21,300	279,012
#	Heiwado Co. Ltd.	441,010	8,403,765
	Hibiya Engineering Ltd.	98,200	3,058,387
*	Hino Motors Ltd.	715,487	1,925,884
	Hirakawa Hewtech Corp.	94,733	1,686,764
#	Hirano Tecseed Co. Ltd.	20,400	242,920
	Hirata Corp.	136,296	2,264,821
	Hirogin Holdings, Inc.	3,637,581	41,198,885
	Hisaka Works Ltd.	145,400	1,450,394
#	Hodogaya Chemical Co. Ltd.	103,648	1,530,568
#	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	3,346,069
	Hokkan Holdings Ltd.	79,500	1,200,863
	Hokko Chemical Industry Co. Ltd.	361,100	4,091,741
#	Hokuetsu Corp.	2,414,074	14,189,682
	Hokuhoku Financial Group, Inc.	1,279,210	43,964,958
	Hokuriku Electric Industry Co. Ltd.	112,268	2,196,421
#	Hokuriku Electrical Construction Co. Ltd.	184,720	1,880,876
	H-One Co. Ltd.	5,100	47,773
	Hoosiers Holdings Co. Ltd.	257,600	2,210,025
	Hosiden Corp.	944,500	15,734,434
	Hosokawa Micron Corp.	2,300	91,231
#	Howa Machinery Ltd.	67,620	604,175
	Hyakugo Bank Ltd.	2,616,190	23,792,268
	Hyakujushi Bank Ltd.	112,099	6,061,529
	Ichikawa Co. Ltd.	3,800	83,299
	Ichiken Co. Ltd.	52,203	1,685,026
#	Ichikoh Industries Ltd.	287,700	957,278
	Ichinen Holdings Co. Ltd.	185,800	2,536,384
#	Icom, Inc.	4,300	83,149
	Iino Kaiun Kaisha Ltd.	574,600	5,830,457
#	Inaba Seisakusho Co. Ltd.	112,800	1,165,941
	Inabata & Co. Ltd.	611,100	15,467,249
#	Ines Corp.	427,100	5,187,900
		Shares	Value»
JAPAN — (Continued)
	INFRONEER Holdings, Inc.	755,900	$11,321,559
#	Innotech Corp.	320,700	4,398,291
	Iriso Electronics Co. Ltd.	101,499	2,192,043
	Iseki & Co. Ltd.	127,213	1,471,953
	Ishihara Sangyo Kaisha Ltd.	760,400	14,436,817
	Ishizuka Glass Co. Ltd.	15,199	360,968
	Itochu Enex Co. Ltd.	507,700	6,289,931
#	Itochu-Shokuhin Co. Ltd.	82,200	5,871,787
	Itoham Yonekyu Holdings, Inc.	289,940	11,287,762
	IwaiCosmo Holdings, Inc.	426,000	9,586,998
	Iwatani Corp.	320,100	3,796,703
	Iyogin Holdings, Inc.	1,454,800	27,081,036
	Izumi Co. Ltd.	100,100	1,980,214
	J Trust Co. Ltd.	34,800	109,991
	Jaccs Co. Ltd.	437,900	12,003,592
	JAFCO Group Co. Ltd.	447,500	7,064,317
#	JANOME Corp.	261,100	2,025,800
	Japan Cash Machine Co. Ltd.	10,000	65,811
	Japan Electronic Materials Corp.	3,000	92,548
#	Japan Foundation Engineering Co. Ltd.	225,300	975,780
#	Japan Medical Dynamic Marketing, Inc.	57,400	180,648
	Japan Oil Transportation Co. Ltd.	35,321	1,238,036
	Japan Pulp & Paper Co. Ltd.	2,185,500	13,620,228
	Japan Securities Finance Co. Ltd.	342,100	4,705,608
	Japan Transcity Corp.	844,100	6,666,656
	Japan Wool Textile Co. Ltd.	781,900	9,422,825
#	JK Holdings Co. Ltd.	260,000	2,410,382
#	JMS Co. Ltd.	83,561	236,787
	J-Oil Mills, Inc.	308,300	4,050,870
	Joshin Denki Co. Ltd.	140,639	2,498,001
	JSP Corp.	149,099	2,351,742
	JTEKT Corp.	614,079	7,250,950
	Juroku Financial Group, Inc.	424,900	22,594,038
	K&O Energy Group, Inc.	253,000	6,943,507
	Kamei Corp.	564,500	11,271,473
#	Kanaden Corp.	340,900	4,701,374

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanadevia Corp.	18,400	$121,490
#	Kanagawa Chuo Kotsu Co. Ltd.	1,600	37,997
	Kanamoto Co. Ltd.	374,941	9,043,200
	Kandenko Co. Ltd.	451,377	16,250,646
	Kaneka Corp.	680,600	20,638,407
	Kanematsu Corp.	667,260	8,764,247
	Kanto Denka Kogyo Co. Ltd.	198,529	1,661,143
	Katakura Industries Co. Ltd.	133,500	2,537,960
#	Kawada Technologies, Inc.	284,500	8,615,766
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,808	49,180
	Keihin Co. Ltd.	31,700	598,827
	KEIWA, Inc.	14,100	121,054
	Keiyo Bank Ltd.	1,178,570	14,160,643
	KEL Corp.	4,000	39,335
#	Kenko Mayonnaise Co. Ltd.	141,130	1,829,701
	Kimoto Co. Ltd.	38,200	62,553
	Kimura Unity Co. Ltd.	193,200	1,142,730
	Kitagawa Corp.	28,619	327,687
#	Kita-Nippon Bank Ltd.	10,643	323,354
#	Kitano Construction Corp.	346,108	3,472,115
	Kitz Corp.	491,900	6,420,066
	Kiyo Bank Ltd.	323,800	7,907,766
*	KNT-CT Holdings Co. Ltd.	2,848	32,167
	Koa Corp.	151,678	1,528,454
#	Koatsu Gas Kogyo Co. Ltd.	211,400	1,534,422
	Kohnan Shoji Co. Ltd.	189,376	4,765,990
	Koike Sanso Kogyo Co. Ltd.	21,400	259,937
#	Kojima Co. Ltd.	112,200	906,570
#	Komatsu Matere Co. Ltd.	5,035	28,299
	Komatsu Wall Industry Co. Ltd.	308,800	5,667,287
#	Komehyo Holdings Co. Ltd.	1,300	28,064
	Komeri Co. Ltd.	474,800	10,131,652
	Komori Corp.	208,371	2,261,745
	Konica Minolta, Inc.	890,290	3,897,013
	Konoike Transport Co. Ltd.	387,600	8,342,323
#	Konoshima Chemical Co. Ltd.	12,588	132,808
	KPP Group Holdings Co. Ltd.	494,812	2,828,051
	Krosaki Harima Corp.	5,800	157,371
#	KRS Corp.	213,300	4,119,931
	K's Holdings Corp.	556,700	5,789,621
		Shares	Value»
JAPAN — (Continued)
	KU Holdings Co. Ltd.	213,600	$1,738,876
#	Kumagai Gumi Co. Ltd.	897,540	10,073,202
	Kumiai Chemical Industry Co. Ltd.	465,100	2,115,894
#	Kurabo Industries Ltd.	271,400	15,944,080
	Kureha Corp.	283,700	8,056,872
#	Kurimoto Ltd.	893,000	9,917,165
	Kuriyama Holdings Corp.	109,370	1,202,756
	KVK Corp.	2,500	39,529
	KYB Corp.	605,600	17,205,502
	Kyodo Printing Co. Ltd.	313,200	3,315,234
	Kyoei Steel Ltd.	292,843	4,719,896
#	Kyokuto Boeki Kaisha Ltd.	9,400	116,431
	Kyokuto Kaihatsu Kogyo Co. Ltd.	586,750	12,533,408
#	Kyokuto Securities Co. Ltd.	87,957	983,372
#	Kyokuyo Co. Ltd.	62,799	2,090,639
	Kyorin Pharmaceutical Co. Ltd.	190,099	1,995,202
#	Kyosan Electric Manufacturing Co. Ltd.	853,900	3,715,701
#	Kyowa Electronic Instruments Co. Ltd.	232,900	1,117,208
#	Kyowa Leather Cloth Co. Ltd.	122,300	861,927
	Kyushu Financial Group, Inc.	223,780	1,677,424
	Kyushu Leasing Service Co. Ltd.	85,000	790,693
	Lintec Corp.	156,600	4,831,528
#	Look Holdings, Inc.	127,599	2,036,612
	Mabuchi Motor Co. Ltd.	221,000	2,076,051
#	Maezawa Industries, Inc.	86,200	1,170,548
#	Maezawa Kasei Industries Co. Ltd.	224,500	3,347,153
	Maezawa Kyuso Industries Co. Ltd.	317,000	3,352,865
	Makino Milling Machine Co. Ltd.	341,012	25,131,526
	Mamiya-Op Co. Ltd.	15,800	174,381
	Mandom Corp.	32,638	669,079
	Mars Group Holdings Corp.	20,000	421,934
	Marubun Corp.	360,600	3,196,711
#	Marudai Food Co. Ltd.	339,574	5,035,732
	Maruha Nichiro Corp.	1,824,612	16,433,333

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruichi Steel Tube Ltd.	646,500	$6,406,084
#	Maruyama Manufacturing Co., Inc.	14,300	220,008
	Maruzen CHI Holdings Co. Ltd.	16,900	36,492
	Maruzen Showa Unyu Co. Ltd.	291,200	15,841,687
#	Matsuda Sangyo Co. Ltd.	215,700	8,568,516
#	Matsui Construction Co. Ltd.	272,400	2,642,275
	Maxell Ltd.	276,958	3,984,316
#	Medius Holdings Co. Ltd.	6,100	32,368
	Megmilk Snow Brand Co. Ltd.	628,169	13,680,861
#	Meiji Electric Industries Co. Ltd.	67,300	1,025,862
#	Meiji Shipping Group Co. Ltd.	15,400	71,376
	Meisei Industrial Co. Ltd.	484,900	5,403,703
	Meiwa Corp.	112,500	672,694
	Meiwa Estate Co. Ltd.	194,500	1,436,464
#	Menicon Co. Ltd.	50,390	528,427
#	Mie Kotsu Group Holdings, Inc.	84,846	303,948
#	Mikuni Corp.	21,352	53,496
#	Miraial Co. Ltd.	60,762	502,121
	Mirait One Corp.	902,609	21,658,878
#	Mirarth Holdings, Inc.	656,546	1,676,035
#	Mitani Sangyo Co. Ltd.	146,500	571,473
	Mito Securities Co. Ltd.	214,771	836,344
#	Mitsuba Corp.	339,641	2,870,235
	Mitsubishi Kakoki Kaisha Ltd.	312,000	6,624,276
	Mitsubishi Materials Corp.	1,758,976	50,595,357
#	Mitsubishi Paper Mills Ltd.	100,035	431,895
#	Mitsubishi Pencil Co. Ltd.	34,300	508,810
	Mitsubishi Steel Manufacturing Co. Ltd.	169,116	2,055,554
	Mitsui DM Sugar Co. Ltd.	207,506	4,510,563
	Mitsui Matsushima Holdings Co. Ltd.	59,000	545,528
	Mitsuuroko Group Holdings Co. Ltd.	443,400	6,236,998
#	Miyazaki Bank Ltd.	68,226	3,438,941
		Shares	Value»
JAPAN — (Continued)
#	Miyoshi Oil & Fat Co. Ltd.	22,600	$364,510
	Mizuho Leasing Co. Ltd.	1,902,300	17,563,352
	Mizuno Corp.	92,937	1,925,489
#	MORESCO Corp.	6,100	74,624
	Morinaga Milk Industry Co. Ltd.	9,200	237,580
#	Moriroku Co. Ltd.	77,699	1,220,791
	Morita Holdings Corp.	140,100	2,541,432
#	Morito Co. Ltd.	156,500	1,823,236
#	Mory Industries, Inc.	599,500	3,888,497
	MrMax Holdings Ltd.	133,475	678,570
#	Murakami Corp.	58,700	2,464,390
	Musashi Seimitsu Industry Co. Ltd.	109,500	1,937,897
	Musashino Bank Ltd.	337,378	12,040,593
	Muto Seiko Co.	5,100	73,786
	Nachi-Fujikoshi Corp.	89,888	2,845,614
	Nadex Co. Ltd.	4,300	27,202
#	Nafco Co. Ltd.	64,400	907,205
	Nagano Keiki Co. Ltd.	44,000	758,041
	Nagase & Co. Ltd.	1,468,200	38,159,454
	Nakabayashi Co. Ltd.	226,600	863,832
#	Nakano Corp.	24,800	202,910
	Nakayama Steel Works Ltd.	426,300	1,735,488
	Nanto Bank Ltd.	111,346	4,805,558
	Narasaki Sangyo Co. Ltd.	34,900	897,852
	Nasu Denki Tekko Co. Ltd.	6,600	754,144
#	NEC Capital Solutions Ltd.	222,900	5,869,641
	Neturen Co. Ltd.	681,800	5,826,678
	NHK Spring Co. Ltd.	2,441,900	44,378,336
#	Nicca Chemical Co. Ltd.	37,899	395,476
	Nice Corp.	22,200	278,673
	Nichicon Corp.	103,300	1,130,487
	Nichiden Corp.	47,100	769,251
	Nichiha Corp.	54,300	1,195,219
	Nichimo Co. Ltd.	115,100	1,875,542
	Nichireki Group Co. Ltd.	461,800	7,196,731
	Nichirin Co. Ltd.	113,560	2,698,982
	Nihon Denkei Co. Ltd.	75,950	1,158,889
#	Nihon House Holdings Co. Ltd.	96,397	202,671
	Nihon Kagaku Sangyo Co. Ltd.	86,300	1,476,324
	Nihon Nohyaku Co. Ltd.	595,900	3,912,112
	Nihon Parkerizing Co. Ltd.	78,800	751,187
	Nihon Tokushu Toryo Co. Ltd.	146,300	2,216,062

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Yamamura Glass Co. Ltd.	31,599	$631,110
	Nikkiso Co. Ltd.	814,204	9,392,192
#	Nikko Co. Ltd.	479,200	2,526,073
#	Nikkon Holdings Co. Ltd.	1,391,800	32,993,364
	Nippi, Inc.	14,300	1,298,546
	Nippn Corp.	588,900	10,052,805
#	Nippon Beet Sugar Manufacturing Co. Ltd.	54,999	1,474,116
	Nippon Carbide Industries Co., Inc.	66,406	1,166,598
#	Nippon Carbon Co. Ltd.	8,900	265,213
	Nippon Chemical Industrial Co. Ltd.	52,083	1,101,845
#*	Nippon Chemi-Con Corp.	147,784	1,434,651
#	Nippon Concrete Industries Co. Ltd.	464,099	1,031,453
	Nippon Denko Co. Ltd.	736,100	1,830,244
	Nippon Densetsu Kogyo Co. Ltd.	396,999	8,954,802
	Nippon Electric Glass Co. Ltd.	1,185,900	51,574,765
	Nippon Hume Corp.	437,800	4,545,169
	Nippon Kayaku Co. Ltd.	994,000	11,551,916
#	Nippon Kodoshi Corp.	1,000	21,770
	Nippon Light Metal Holdings Co. Ltd.	446,517	7,877,509
	Nippon Paper Industries Co. Ltd.	717,957	5,451,780
	Nippon Rietec Co. Ltd.	27,640	398,583
	Nippon Seiki Co. Ltd.	497,000	8,048,980
#	Nippon Seisen Co. Ltd.	238,400	1,935,130
	Nippon Sharyo Ltd.	37,899	900,860
*	Nippon Sheet Glass Co. Ltd.	739,307	3,284,696
	Nippon Shinyaku Co. Ltd.	10,000	333,799
	Nippon Shokubai Co. Ltd.	1,220,300	17,575,709
	Nippon Signal Co. Ltd.	473,609	4,061,402
	Nippon Soda Co. Ltd.	881,800	21,044,362
#	Nippon Thompson Co. Ltd.	666,363	3,962,854
#	Nippon Yakin Kogyo Co. Ltd.	261,546	8,095,502
	Nipro Corp.	804,996	7,397,643
#	Nishikawa Rubber Co. Ltd.	37,800	901,780
		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	1,992,400	$48,258,006
	Nishio Holdings Co. Ltd.	196,700	6,110,544
#	Nissan Shatai Co. Ltd.	31,100	199,989
	Nissan Tokyo Sales Holdings Co. Ltd.	504,200	1,720,130
#	Nissei Plastic Industrial Co. Ltd.	190,200	1,072,221
	Nissha Co. Ltd.	323,015	2,611,599
	Nisshin Group Holdings Co. Ltd.	695,400	3,629,077
	Nisshin Oillio Group Ltd.	619,200	22,607,432
	Nisshinbo Holdings, Inc.	1,850,374	17,155,982
	Nissui Corp.	1,329,700	11,209,440
	Nitta Corp.	135,096	3,559,385
	Nitta Gelatin, Inc.	99,437	809,109
#	Nittetsu Mining Co. Ltd.	1,437,990	33,368,933
	Nitto Fuji Flour Milling Co. Ltd.	62,500	2,822,579
#	Nitto Kohki Co. Ltd.	43,600	528,817
#	Nitto Seiko Co. Ltd.	483,147	2,253,894
	Nittoku Co. Ltd.	25,900	392,789
	Nojima Corp.	26,100	182,117
	NOK Corp.	894,320	17,417,356
	Noritake Co. Ltd.	417,100	16,570,240
#	Noritsu Koki Co. Ltd.	580,200	8,270,010
	Noritz Corp.	269,062	3,597,462
	North Pacific Bank Ltd.	4,002,800	23,913,119
	NPR-RIKEN Corp.	315,445	7,419,159
#	NS United Kaiun Kaisha Ltd.	224,700	10,024,405
	NSK Ltd.	506,200	3,520,394
	NTN Corp.	6,022,348	14,433,968
	Ogaki Kyoritsu Bank Ltd.	53,330	1,947,770
#	Ohara, Inc.	47,900	331,832
	Ohashi Technica, Inc.	367,600	2,725,408
	Oiles Corp.	39,800	626,072
	Oita Bank Ltd.	1,200	63,669
#	Okabe Co. Ltd.	220,659	1,361,497
	Okamoto Industries, Inc.	400	14,243
	Okamoto Machine Tool Works Ltd.	16,300	511,637
	Okasan Securities Group, Inc.	1,210,300	6,930,802
	Oki Electric Industry Co. Ltd.	1,120,485	14,784,817
	Okinawa Financial Group, Inc.	172,328	5,870,328
	OKUMA Corp.	70,900	1,759,653
	Okumura Corp.	306,400	12,760,445

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Okura Industrial Co. Ltd.	141,749	$4,370,559
#	Okuwa Co. Ltd.	160,992	906,100
	Onamba Co. Ltd.	6,800	62,877
#	Onoken Co. Ltd.	235,349	2,168,223
#	Orient Corp.	193,652	1,376,701
	Oriental Shiraishi Corp.	791,600	2,101,974
#	Osaka Steel Co. Ltd.	314,600	6,407,656
#	Osaki Electric Co. Ltd.	500,360	4,020,624
	OUG Holdings, Inc.	24,500	630,589
	Oyo Corp.	30,500	567,876
#	Pacific Industrial Co. Ltd.	891,024	17,372,230
	Pack Corp.	78,900	661,665
	PALTAC Corp.	17,200	538,259
	Parker Corp.	31,800	304,371
#	Pegasus Co. Ltd.	81,979	384,810
#	PHC Holdings Corp.	31,800	223,188
#	Pickles Holdings Co. Ltd.	2,995	24,244
#	Piolax, Inc.	451,787	5,079,011
	Press Kogyo Co. Ltd.	1,813,900	10,251,924
	Prima Meat Packers Ltd.	12,400	221,505
#	Procrea Holdings, Inc.	42,746	741,060
	PS Construction Co. Ltd.	162,129	3,185,650
	Raiznext Corp.	11,000	179,391
#	Rasa Corp.	105,200	1,394,003
#	Rasa Industries Ltd.	102,000	4,826,651
	Rengo Co. Ltd.	1,471,700	12,607,686
#*	RENOVA, Inc.	315,545	1,411,095
	Restar Corp.	127,700	2,430,789
#	Retail Partners Co. Ltd.	153,700	1,342,531
	Rheon Automatic Machinery Co. Ltd.	6,499	64,687
#	Rhythm Co. Ltd.	124,300	3,265,883
	Ricoh Leasing Co. Ltd.	358,800	13,904,288
#	Riken Technos Corp.	926,300	9,984,689
	Rion Co. Ltd.	9,500	168,631
	Rokko Butter Co. Ltd.	4,200	32,270
	Ryobi Ltd.	378,132	6,657,402
	RYODEN Corp.	367,300	8,755,745
	S Foods, Inc.	33,200	653,919
#	Sac's Bar Holdings, Inc.	5,800	30,537
	Sakai Chemical Industry Co. Ltd.	248,584	5,349,772
#	Sakai Heavy Industries Ltd.	141,200	2,006,186
	Sakata INX Corp.	367,030	5,628,454
#	Sala Corp.	661,540	4,744,311
	San Holdings, Inc.	380,500	3,653,955
		Shares	Value»
JAPAN — (Continued)
	San ju San Financial Group, Inc.	107,730	$3,495,040
	San-Ai Obbli Co. Ltd.	688,300	9,781,624
	San-In Godo Bank Ltd.	2,961,500	30,294,212
	Sanki Engineering Co. Ltd.	139,100	5,992,479
	Sanko Gosei Ltd.	363,747	2,266,449
	Sanko Metal Industrial Co. Ltd.	205,500	1,914,824
#	Sankyo Seiko Co. Ltd.	296,700	1,511,217
#	Sankyo Tateyama, Inc.	152,736	636,119
	Sankyu, Inc.	13,800	822,140
#	Sanoh Industrial Co. Ltd.	242,200	1,337,117
	Sansei Technologies, Inc.	94,723	1,488,468
	Sansha Electric Manufacturing Co. Ltd.	142,400	934,353
	Sanshin Electronics Co. Ltd.	7,400	150,098
#	Sanyo Chemical Industries Ltd.	80,600	2,879,491
	Sanyo Denki Co. Ltd.	236,100	6,348,162
	Sanyo Industries Ltd.	42,000	1,191,868
	Sanyo Shokai Ltd.	25,900	736,646
	Sanyo Trading Co. Ltd.	153,600	1,578,556
	Sata Construction Co. Ltd.	8,900	69,946
	Sato Corp.	22,800	342,094
#	Sato Shoji Corp.	236,800	3,606,171
	SAXA, Inc.	64,599	2,753,973
#*	SBI ARUHI Corp.	7,100	40,781
	Scroll Corp.	4,900	41,310
	SEC Carbon Ltd.	19,700	341,420
	Seibu Electric & Machinery Co. Ltd.	5,500	92,142
#	Seika Corp.	246,498	3,708,332
	Seiko Group Corp.	243,264	12,152,233
	Sekisui Jushi Corp.	240,013	3,229,516
#*	Sekisui Kasei Co. Ltd.	12,397	33,877
	Senshu Ikeda Holdings, Inc.	4,018,444	21,272,341
	Shibaura Machine Co. Ltd.	215,400	5,930,088
#	Shibusawa Logistics Corp.	654,400	5,500,124
#	Shibuya Corp.	45,600	1,038,431
	Shiga Bank Ltd.	163,000	8,336,311
	Shikibo Ltd.	4,570	31,911
#	Shikoku Bank Ltd.	277,699	3,660,428

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinagawa Refra Co. Ltd.	527,900	$7,327,191
	Shindengen Electric Manufacturing Co. Ltd.	40,199	952,022
	Shinko Shoji Co. Ltd.	43,800	305,437
	Shinmaywa Industries Ltd.	337,100	4,763,213
	Shinnihon Corp.	492,000	6,351,590
	Shinsho Corp.	342,197	5,883,949
	Shinwa Co. Ltd. (3447 JP)	52,300	320,692
	Shinwa Co. Ltd. (7607 JP)	2,700	54,653
	Shizuoka Gas Co. Ltd.	729,000	5,770,356
	Showa Sangyo Co. Ltd.	111,063	2,262,468
	Siix Corp.	242,920	1,985,587
#	Sinanen Holdings Co. Ltd.	119,700	4,935,200
	Sintokogio Ltd.	276,362	2,037,660
	SK-Electronics Co. Ltd.	18,563	400,091
	SKY Perfect JSAT Holdings, Inc.	2,834,700	40,975,205
#	SMK Corp.	11,049	198,532
#	Soda Nikka Co. Ltd.	150,900	1,142,084
	Sodick Co. Ltd.	182,366	1,233,194
	Soken Chemical & Engineering Co. Ltd.	172,000	3,137,487
#	Space Co. Ltd.	7,400	73,859
#	SPK Corp.	110,236	1,655,413
	Stanley Electric Co. Ltd.	9,300	183,212
	Star Mica Holdings Co. Ltd.	72,229	681,973
	Starzen Co. Ltd.	544,270	4,649,341
	Stella Chemifa Corp.	43,200	1,484,392
#	Subaru Enterprise Co. Ltd.	54,200	1,059,714
#	Sugimoto & Co. Ltd.	267,838	2,459,670
	SUMCO Corp.	1,281,554	13,379,440
#	Sumida Corp.	296,216	2,268,109
	Suminoe Co. Ltd.	114,100	937,750
	Sumitomo Heavy Industries Ltd.	132,300	4,119,110
	Sumitomo Osaka Cement Co. Ltd.	408,324	11,005,471
#	Sumitomo Seika Chemicals Co. Ltd.	126,714	4,393,247
#	Sumitomo Warehouse Co. Ltd.	1,109,800	26,621,891
	Sun Frontier Fudousan Co. Ltd.	489,000	7,756,596
#	Suncall Corp.	40,800	252,578
		Shares	Value»
JAPAN — (Continued)
#	Sun-Wa Technos Corp.	257,700	$5,005,728
	Suruga Bank Ltd.	2,652,300	33,312,786
	Suzuken Co. Ltd.	14,738	594,083
#	Suzuki Co. Ltd.	203,923	3,296,211
	T Hasegawa Co. Ltd.	54,900	1,009,957
	T RAD Co. Ltd.	64,900	3,584,004
	Tachibana Eletech Co. Ltd.	368,520	7,257,170
#	Tachikawa Corp.	207,261	2,591,603
	Tachi-S Co. Ltd.	219,100	2,986,629
	Tadano Ltd.	268,900	1,987,288
	Taihei Dengyo Kaisha Ltd.	726,300	10,492,137
	Taiheiyo Cement Corp.	1,120,921	30,802,184
	Taiho Kogyo Co. Ltd.	39,299	215,351
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	6,300	105,169
	Taiyo Yuden Co. Ltd.	761,215	16,096,267
	Takamatsu Construction Group Co. Ltd.	166,800	4,126,242
#	Takamiya Co. Ltd.	43,800	125,198
#	Takano Co. Ltd.	700	3,687
#	Takaoka Toko Co. Ltd.	221,344	6,616,800
	Takara Holdings, Inc.	50,400	520,544
	Takara Standard Co. Ltd.	549,853	10,499,221
	Takasago International Corp.	837,550	8,178,547
#	Takashima & Co. Ltd.	401,200	2,349,372
	Takashimaya Co. Ltd.	1,745,934	21,823,247
#	Take & Give Needs Co. Ltd.	5,500	28,326
#	TAKEBISHI Corp.	66,700	986,173
	Tamura Corp.	479,838	1,977,717
	Tanabe Engineering Corp.	26,400	476,790
	Tayca Corp.	100,383	904,674
#	Tbk Co. Ltd.	36,400	88,770
	Techno Ryowa Ltd.	220,770	11,118,964
	Teijin Ltd.	986,626	9,544,982
#	Teikoku Tsushin Kogyo Co. Ltd.	158,200	2,802,610
#	Tera Probe, Inc.	24,596	1,168,610
	Terasaki Electric Co. Ltd.	19,800	567,041
#	Tess Holdings Co. Ltd.	230,400	548,867
	THK Co. Ltd.	60,792	1,816,301
	Tigers Polymer Corp.	212,200	1,321,912
	Toa Corp. (1885 JP)	1,057,400	21,503,484
	Toa Corp. (6809 JP)	151,167	1,615,324
	TOA ROAD Corp.	203,000	2,288,320
	Toagosei Co. Ltd.	1,609,200	18,290,995

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOBISHIMA HOLDINGS, Inc.	232,576	$3,654,705
	Toda Corp.	1,960,100	17,109,175
	Toenec Corp.	1,078,900	14,292,792
	Togami Electric Manufacturing Co. Ltd.	13,600	411,629
#	Toho Bank Ltd.	1,006,945	3,921,430
	Toho Holdings Co. Ltd.	36,600	1,094,201
#	Tohoku Bank Ltd.	50,670	500,427
	Tokai Carbon Co. Ltd.	699,771	4,841,972
	Tokai Corp.	92,163	1,469,066
	Tokai Rika Co. Ltd.	809,900	16,415,515
	Tokai Tokyo Financial Holdings, Inc.	2,663,365	12,760,329
#	Tokushu Tokai Paper Co. Ltd.	484,143	5,170,842
	Tokuyama Corp.	966,667	25,272,783
#	Tokyo Energy & Systems, Inc.	432,110	5,138,507
	Tokyo Kiraboshi Financial Group, Inc.	337,888	22,060,527
	Tokyo Rope Manufacturing Co. Ltd.	161,100	1,747,803
#	Tokyo Sangyo Co. Ltd.	298,700	1,845,706
	Tokyo Steel Manufacturing Co. Ltd.	48,800	476,470
#	Tokyo Tekko Co. Ltd.	121,500	4,841,427
	Tokyu Construction Co. Ltd.	235,500	1,945,990
	Toli Corp.	929,700	4,582,960
	Tomato Bank Ltd.	35,600	370,552
#	Tomen Devices Corp.	5,300	399,920
#	Tomoe Corp.	634,100	8,310,005
	Tomoe Engineering Co. Ltd.	284,700	3,555,060
	Tomoku Co. Ltd.	233,164	5,227,015
	TOMONY Holdings, Inc.	666,786	3,773,668
	Topre Corp.	357,299	5,820,525
	Topy Industries Ltd.	94,899	1,923,346
#	Tosho Co. Ltd.	53,299	257,820
#	Towa Bank Ltd.	255,402	1,905,944
	Towa Pharmaceutical Co. Ltd.	154,340	3,594,666
#	Toyo Innovex Co. Ltd.	59,300	260,726
	Toyo Kanetsu KK	179,000	3,081,916
	Toyo Logistics Co. Ltd.	1,499	19,790
#	Toyo Tanso Co. Ltd.	34,375	1,201,029
	Toyo Tire Corp.	1,180,692	31,819,320
		Shares	Value»
JAPAN — (Continued)
#	Toyo Wharf & Warehouse Co. Ltd.	21,999	$255,913
#	Toyobo Co. Ltd.	318,573	2,733,953
	Toyoda Gosei Co. Ltd.	318,601	8,655,718
	Toyota Boshoku Corp.	172,700	2,899,966
	TPR Co. Ltd.	452,942	3,936,326
	Trinity Industrial Corp.	12,100	102,579
	Trusco Nakayama Corp.	31,500	497,842
	TS Tech Co. Ltd.	1,113,800	13,683,153
#	TSI Holdings Co. Ltd.	623,305	4,251,588
	Tsubakimoto Chain Co.	1,219,563	18,707,927
#	Tsubakimoto Kogyo Co. Ltd.	62,100	1,147,702
	Tsukishima Holdings Co. Ltd.	462,530	8,886,677
#	Tsukuba Bank Ltd.	297,767	984,660
	Tsumura & Co.	108,038	2,855,964
	Tsurumi Manufacturing Co. Ltd.	382,600	5,400,641
	TV Asahi Holdings Corp.	168,700	3,901,538
	Tv Tokyo Holdings Corp.	128,400	3,797,855
	TYK Corp.	467,200	1,865,523
	UACJ Corp.	2,597,076	41,105,266
	UBE Corp.	1,278,955	22,117,343
	Ueki Corp.	29,200	540,878
#	Unipres Corp.	269,639	2,384,909
#	UNISOL Holdings Corp.	126,014	1,861,491
#	United Super Markets Holdings, Inc.	263,100	1,585,787
	Ushio, Inc.	19,400	348,747
	V Technology Co. Ltd.	7,800	157,356
	Valor Holdings Co. Ltd.	325,830	7,376,975
	Vital KSK Holdings, Inc.	142,600	1,294,791
	VT Holdings Co. Ltd.	197,564	694,475
#	Wakachiku Construction Co. Ltd.	148,800	4,427,001
	Wakita & Co. Ltd.	832,300	10,845,652
	Warabeya Nichiyo Holdings Co. Ltd.	162,768	3,623,414
#	Wellneo Sugar Co. Ltd.	177,200	3,276,994
	World Co. Ltd.	278,500	5,651,614
	World Holdings Co. Ltd.	4,300	70,390
	Wowow, Inc.	19,200	179,969

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Xebio Holdings Co. Ltd.	157,746	$1,098,517
	Yahagi Construction Co. Ltd.	226,300	3,396,710
	YAMABIKO Corp.	387,345	8,063,732
#	Yamae Group Holdings Co. Ltd.	20,736	375,134
	Yamaguchi Financial Group, Inc.	230,247	3,667,588
#	Yamatane Corp.	406,198	5,938,966
	Yamato Corp.	337,500	5,102,648
#	Yamaya Corp.	53,700	772,797
	Yamazen Corp.	219,500	2,024,523
#	Yasuda Logistics Corp.	316,700	4,563,501
	Yellow Hat Ltd.	503,600	5,498,170
	Yodoko Ltd.	2,169,300	19,653,398
	Yokogawa Bridge Holdings Corp.	223,000	4,488,321
#	Yokorei Co. Ltd.	883,400	7,254,323
	Yokowo Co. Ltd.	77,175	1,099,242
	Yondenko Corp.	465,500	5,044,048
#	Yorozu Corp.	71,707	472,294
#	Yotai Refractories Co. Ltd.	7,800	91,814
	Yuasa Funashoku Co. Ltd.	157,196	1,792,268
	Yuasa Trading Co. Ltd.	48,900	1,792,208
	Yuken Kogyo Co. Ltd.	6,300	132,212
	Yurtec Corp.	1,000,000	17,582,129
#	Yushiro, Inc.	154,200	3,027,918
	Yutaka Giken Co. Ltd.	15,500	329,927
	Zacros Corp.	266,400	2,005,822
	Zeon Corp.	590,900	7,220,704
TOTAL JAPAN			3,896,202,536
NETHERLANDS — (2.6%)
	Aalberts NV	202,354	7,770,096
	Acomo NV	51,965	1,532,643
	Aegon Ltd. (AEG US)	1,176,528	9,165,153
	Aegon Ltd. (AGN NA)	900,095	7,069,774
	AMG Critical Materials NV	91,534	3,915,803
	Aperam SA	869,376	37,407,867
#	Brunel International NV	47,553	421,977
	Corbion NV	246,197	5,913,475
*	Flow Traders Ltd.	232,703	7,570,413
	ForFarmers NV	466,349	3,084,088
#	Fugro NV	429,355	5,933,092
	Havas NV	145,597	3,008,322
#	Kendrion NV	49,568	873,169
	Koninklijke BAM Groep NV	5,445,668	57,112,533
	Koninklijke Heijmans NV	587,961	47,907,259
	Koninklijke Vopak NV	623,560	31,121,223
		Shares	Value»
NETHERLANDS — (Continued)
#	Randstad NV	227,757	$8,150,632
	SBM Offshore NV	3,105,767	111,559,886
Ω	Signify NV	1,396,252	29,641,797
#	Sligro Food Group NV	197,635	2,662,588
	Van Lanschot Kempen NV	172,348	10,451,024
TOTAL NETHERLANDS			392,272,814
NEW ZEALAND — (0.1%)
#	Chorus Ltd. (CNU NZ)	394,121	2,253,653
	Colonial Motor Co. Ltd.	239,270	1,205,847
*	Fletcher Building Ltd. (FBU NZ)	178,901	402,202
	Genesis Energy Ltd.	88,060	128,874
	Heartland Group Holdings Ltd.	674,267	489,091
*	KMD Brands Ltd.	1,659,943	274,089
#	NZME Ltd. (NZM AU)	1,012,279	691,539
*	Oceania Healthcare Ltd.	145,654	74,183
	PGG Wrightson Ltd.	121,001	166,891
*	Ryman Healthcare Ltd.	305,908	512,694
	Sanford Ltd.	829,239	3,650,278
	SKY Network Television Ltd.	782,020	1,570,688
#*	SKYCITY Entertainment Group Ltd.	251,266	140,058
	Summerset Group Holdings Ltd.	145,420	1,011,328
TOTAL NEW ZEALAND			12,571,415
NORWAY — (0.8%)
	Akastor ASA	412,997	574,479
	Archer Ltd.	63,100	166,375
	Austevoll Seafood ASA	54,350	522,470
	B2 Impact ASA	2,109,237	4,550,843
	Bonheur ASA	168,337	4,406,643
#*	BW Energy Ltd.	20,534	98,987
#Ω	BW LPG Ltd. BWLPG NO	460,061	7,283,061
	BW Offshore Ltd.	1,239,962	6,042,435
*	Cloudberry Clean Energy ASA	172,968	222,284
	DNO ASA	6,922,102	11,757,650
#Ω	Elkem ASA	1,967,926	5,846,018
*	FLEX LNG Ltd. (FLNG NO)	2,529	67,524
	Hoegh Autoliners ASA	66,767	743,978

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Klaveness Combination Carriers ASA	44,763	$411,140
*	Kongsberg Automotive ASA	2,510,063	562,871
*	LINK Mobility Group Holding ASA	444,448	1,549,844
	MPC Container Ships ASA	4,576,780	8,869,904
#*Ω	Norske Skog ASA	197,853	383,439
*	Northern Ocean Ltd.	31,297	29,776
#*	NRC Group ASA	488,967	464,664
	Odfjell Drilling Ltd.	1,919,859	19,109,270
	Odfjell SE, Class A	319,298	4,504,389
#	Panoro Energy ASA	596,786	1,367,419
	Pareto Bank ASA	95,387	801,699
*Ω	Scatec ASA	275,485	3,291,074
*	Sea1 offshore, Inc.	460,036	1,192,829
	Solstad Maritime Holding AS	684,370	1,552,198
	Solstad Offshore ASA	61,678	326,399
#	Sparebank 1 Oestlandet	77,552	1,576,409
	Sparebanken More	48,401	550,631
	Sparebanken Norge	2,031	40,452
	Stolt-Nielsen Ltd.	177,687	5,573,903
	TGS ASA	642,328	6,770,350
	Wilh Wilhelmsen Holding ASA, Class A	188,086	13,391,180
TOTAL NORWAY			114,602,587
PORTUGAL — (0.2%)
	Banco Comercial Portugues SA, Class R	10,681,770	11,561,969
	NOS SGPS SA	11,346	58,982
	Semapa-Sociedade de Investimento e Gestao	36,562	969,809
	Sonae SGPS SA	10,400,396	21,825,627
*	Teixeira Duarte SA	854,385	485,418
TOTAL PORTUGAL			34,901,805
SINGAPORE — (0.7%)
#	Banyan Tree Holdings Ltd.	2,331,000	1,230,054
	Bonvests Holdings Ltd.	949,780	734,292
	Bukit Sembawang Estates Ltd.	96,200	386,805
	China Aviation Oil Singapore Corp. Ltd.	1,716,100	2,359,159
		Shares	Value»
SINGAPORE — (Continued)
	China Sunsine Chemical Holdings Ltd.	76,100	$43,733
	Chuan Hup Holdings Ltd.	1,032,000	177,405
	City Developments Ltd.	1,043,700	7,604,999
#*	COSCO Shipping International Singapore Co. Ltd.	2,711,900	249,296
*	Del Monte Pacific Ltd.	552,400	37,214
#*††	Ezra Holdings Ltd.	12,978,893	0
#	Far East Orchard Ltd.	3,054,507	3,123,168
	First Sponsor Group Ltd.	1,009,855	827,602
#	Geo Energy Resources Ltd.	3,381,000	1,132,246
	Golden Agri-Resources Ltd.	53,177,200	12,071,112
	GuocoLand Ltd.	2,392,900	5,073,307
	Haw Par Corp. Ltd.	333,600	4,292,950
	Ho Bee Land Ltd.	5,392,300	10,337,859
#	Hong Fok Corp. Ltd.	5,058,060	3,391,576
	Hong Leong Asia Ltd.	3,070,800	8,288,116
#	Hong Leong Finance Ltd.	1,245,500	2,690,677
#	Hotel Grand Central Ltd.	2,293,249	1,315,536
	Hutchison Port Holdings Trust	29,446,700	6,773,036
#*††	Hyflux Ltd.	5,949,038	0
	Indofood Agri Resources Ltd.	423,200	131,645
	ISDN Holdings Ltd.	294,144	92,825
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Metro Holdings Ltd.	1,584,960	670,916
*††	Midas Holdings Ltd.	29,676,800	0
#	Olam Group Ltd.	1,609,000	1,130,207
	OUE Ltd.	2,065,300	1,915,379
	QAF Ltd.	3,152,608	2,364,788
#*	Rex International Holding Ltd.	773,300	95,288
	Samudera Shipping Line Ltd.	823,300	719,014
	Sing Holdings Ltd.	1,233,600	617,189
	Sing Investments & Finance Ltd.	317,700	415,212
#	Singapore Land Group Ltd.	2,019,821	5,547,812
#	Singapore Post Ltd.	3,086,400	958,317
	Stamford Land Corp. Ltd.	6,012,967	2,338,983
*††	Swiber Holdings Ltd.	10,173,200	0
#	Tiong Woon Corp. Holding Ltd.	2,088,950	1,617,576

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Tuan Sing Holdings Ltd.	7,196,456	$1,957,135
	UOB-Kay Hian Holdings Ltd.	598,690	1,484,161
	UOL Group Ltd.	870,600	7,435,424
	Valuetronics Holdings Ltd.	132,200	91,015
	Wee Hur Holdings Ltd.	1,268,400	887,417
	Wing Tai Holdings Ltd.	4,558,854	5,909,491
	Yeo Hiap Seng Ltd.	323,363	154,098
TOTAL SINGAPORE			108,674,034
SPAIN — (2.9%)
	Acciona SA	5,955	1,279,823
	Acerinox SA	2,991,438	44,436,786
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	56,873	1,614,827
	Almirall SA	119,336	1,786,383
#	Atresmedia Corp. de Medios de Comunicacion SA	317,384	1,975,017
	Banco de Sabadell SA	21,862,023	85,759,967
	Bankinter SA	7,238,215	123,556,130
	CIE Automotive SA	4,852	165,285
	Corp. ACCIONA Energias Renovables SA	179,971	4,555,719
	Ebro Foods SA	1,347,027	29,358,613
	Elecnor SA	23,703	755,529
	Enagas SA	415,882	6,846,730
#*	Ence Energia y Celulosa SA	423,212	1,114,422
*	Ercros SA	2,572,637	10,424,652
Ω	Gestamp Automocion SA	1,183,166	4,242,052
Ω	Global Dominion Access SA	59,997	247,794
#	Grifols SA	1,457,379	18,645,765
	Iberpapel Gestion SA (IBG SM)	65,151	1,622,711
	Mapfre SA	12,150,138	55,595,811
Ω	Neinor Homes SA	229,357	5,465,054
*	Obrascon Huarte Lain SA	481,310	204,492
*	Solaria Energia y Medio Ambiente SA	62,859	1,386,369
#	Tubacex SA	1,149,209	4,695,282
Ω	Unicaja Banco SA	9,148,720	31,351,608
*	Vocento SA	18,019	13,789
TOTAL SPAIN			437,100,610
		Shares	Value»
SWEDEN — (2.8%)
Ω	AcadeMedia AB	1,016,420	$10,770,009
	AFRY AB	693,419	11,003,163
Ω	Alimak Group AB	536,764	8,218,670
	Alleima AB	1,135,658	9,925,354
	Alligo AB, Class B	299,027	4,253,128
Ω	Ambea AB	713,417	10,879,250
	Arjo AB, Class B	2,456,143	7,362,958
Ω	Attendo AB	1,279,622	12,773,826
	Bergman & Beving AB	357,549	11,123,622
	Betsson AB, Class B	1,100,884	12,926,124
#*	Better Collective AS	55,831	665,805
*	BHG Group AB	33,121	114,090
	Billerud Aktiebolag	333,757	2,698,791
Ω	Bravida Holding AB	13,230	130,343
	Bulten AB	51,695	288,352
	Bure Equity AB	391,657	9,670,551
	Byggmax Group AB	909,067	5,770,751
	Catella AB	42,545	130,200
#*	Cint Group AB	1,152,040	374,219
	Cloetta AB, Class B	2,510,361	12,279,040
*	Coffee Stain Group AB, Class B	52,733	109,758
Ω	Coor Service Management Holding AB	27,662	164,092
Ω	Dometic Group AB	725,434	3,122,145
#	Eastnine AB	51,167	286,121
	Elanders AB, Class B	109,549	730,262
*	Electrolux AB, Class B	24,293	196,229
	Elekta AB, Class B	485,166	3,118,745
#*	Embracer Group AB	52,733	288,845
*	Enea AB	27,764	208,687
	Fagerhult Group AB	253,641	1,069,299
*	Fasadgruppen Group AB	66,512	200,049
	G5 Entertainment AB	9,987	105,436
	Granges AB	2,206,299	37,022,506
	Hanza AB	2,529	39,517
#*	Hexatronic Group AB	469,345	1,234,718
#Ω	Hoist Finance AB	942,228	13,254,214
	Humana AB	148,713	793,488
*	Humble Group AB	153,656	137,293
*	International Petroleum Corp. (IPCO CN)	37,012	771,966
#*	International Petroleum Corp. (IPCO SS)	1,498,526	31,321,211
*	Intrum AB	296,960	1,485,227
	Inwido AB	1,052,133	18,109,616
	JM AB	957,641	14,736,627
	Kabe Group AB, Class B	1,549	36,161
*	K-fast Holding AB	23,086	31,703
	KNOW IT AB	161,606	2,116,195

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Lindab International AB	820,616	$17,251,186
	Loomis AB	523,845	21,737,596
#	MEKO AB	535,967	4,260,200
*	Modern Times Group MTG AB, Class B	485,988	5,673,149
	Momentum Group AB	92,180	1,361,146
	NCC AB, Class B	609,877	15,616,967
#	New Wave Group AB, Class B	1,145,913	13,740,569
#*	Nobia AB	454,937	197,534
*	Norion Bank AB	572,300	4,359,439
	Peab AB, Class B	2,112,913	21,117,947
	Ratos AB, Class B	2,820,309	12,054,773
	Rejlers AB	10,104	206,842
*	Rottneros AB	2,573,884	677,364
	Scandi Standard AB	89,097	1,080,590
*	Sdiptech AB, Class B	95,378	1,826,902
*	Sensys Gatso Group AB	15,937	69,263
*Ω	Sinch AB	5,259,522	15,759,705
	Storskogen Group AB, Class B	5,500,857	6,678,589
	Svedbergs Group AB	6,874	51,017
#*	Tobii AB	194,553	43,789
	VBG Group AB, Class B	71,398	3,085,343
*	Vestum AB	37,879	34,348
	Vitrolife AB	79,577	1,037,312
TOTAL SWEDEN			409,969,926
SWITZERLAND — (5.9%)
	Adecco Group AG	1,104,994	32,471,789
	Allreal Holding AG	209,199	61,193,383
*	ams-OSRAM AG	398,674	4,148,099
#	Arbonia AG	566,459	3,701,300
	Ascom Holding AG	7,044	48,857
	Autoneum Holding AG	55,686	9,107,894
	Banque Cantonale de Geneve	357,330	12,852,213
	Banque Cantonale du Jura SA	3,334	319,177
#	Banque Cantonale Vaudoise	15,243	2,062,837
#	Barry Callebaut AG	1,524	2,688,362
	Bell Food Group AG	31,865	9,142,926
	Bellevue Group AG	6,424	94,132
	Berner Kantonalbank AG	55,644	23,220,874
	Bucher Industries AG	13,926	6,460,330
	Bystronic AG	5,283	1,843,790
*	Carlo Gavazzi Holding AG	8,034	1,655,221
	Cembra Money Bank AG	184,921	23,638,816
		Shares	Value»
SWITZERLAND — (Continued)
*	Cicor Technologies Ltd.	21,958	$3,493,762
	Cie Financiere Tradition SA, Class BR	16,344	6,226,351
#	Clariant AG	1,823,495	16,872,071
	COSMO Pharmaceuticals NV	9,782	1,466,761
	DKSH Holding AG	3,463	254,088
	EFG International AG	1,857,857	47,477,447
#*	Feintool International Holding AG	15,031	198,808
	Flughafen Zurich AG	20,622	6,404,805
#	Forbo Holding AG	2,984	3,524,057
*	Gurit Holding AG, Class BR	1,322	35,224
#	Helvetia Baloise Holding AG	197,695	50,139,538
	Huber & Suhner AG	14,817	2,996,806
	Implenia AG	331,553	31,752,166
	Investis Holding SA	20,644	4,134,637
	Jungfraubahn Holding AG	37,120	14,627,864
#*	Komax Holding AG	6,306	546,315
	Landis & Gyr Group AG	328,903	23,105,077
	Liechtensteinische Landesbank AG	203,389	25,361,591
	Luzerner Kantonalbank AG	179,161	22,824,455
Ω	Medmix AG	86,819	1,283,564
	Meier Tobler Group AG	583	27,431
#	Metall Zug AG, Class B	1,152	1,202,678
	Mikron Holding AG	3,718	83,066
	Mobimo Holding AG	94,393	47,534,856
*Ω	Montana Aerospace AG	126,384	5,454,968
	Naturenergie Holding AG	34,254	1,447,138
#	OC Oerlikon Corp. AG Pfaeffikon	1,942,998	8,911,905
	Orell Fuessli AG	244	37,890
	Phoenix Mecano AG	7,971	4,566,578
#	Rieter Holding AG	333,034	1,433,380
	Schweiter Technologies AG	8,900	2,898,777
	Siegfried Holding AG	553,000	67,997,819
#	SIG Group AG	30,128	466,183
	Softwareone Holding AG SWON SW	35,876	369,200
	St. Galler Kantonalbank AG	51,311	39,437,444

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sunrise Communications AG, Class A	144,656	$8,210,149
#	Swatch Group AG (UHR SW), Class BR	137,465	32,433,156
#	Swatch Group AG (UHRN SW)	71,099	3,368,556
	Swiss Prime Site AG	490,358	83,478,833
	Tecan Group AG	2,042	359,770
	Thurgauer Kantonalbank	11,153	2,465,718
	TX Group AG	19,605	4,223,116
	Valiant Holding AG	77,326	15,522,710
	Vaudoise Assurances Holding SA	22,526	21,455,229
	Vetropack Holding AG	108,158	3,156,133
	Vontobel Holding AG	339,957	29,299,513
	VP Bank AG, Class A	51,348	5,602,497
#	V-ZUG Holding AG	9,555	492,481
	Walliser Kantonalbank	20,313	3,639,687
	Zehnder Group AG	117,485	12,510,199
	Zug Estates Holding AG, Class B	886	2,669,805
	Zuger Kantonalbank, Class BR	445	5,406,684
TOTAL SWITZERLAND			873,538,936
UNITED KINGDOM — (11.2%)
	Aberdeen Group PLC	7,556,510	22,562,139
*	Accesso Technology Group PLC	1,925	7,437
	AEP Plantations PLC	379,667	7,649,118
	Ashmore Group PLC	1,454,317	4,718,475
	Atalaya Mining Copper SA	307,730	4,310,373
*	Auction Technology Group PLC	420,875	1,780,721
	Balfour Beatty PLC	7,527,529	73,711,942
	Barratt Redrow PLC	809,637	4,311,100
	Beazley PLC	61,632	957,486
	Bellway PLC	2,230,592	83,011,342
	Berkeley Group Holdings PLC	456,788	25,807,983
	Bloomsbury Publishing PLC	449,494	3,057,715
	Bodycote PLC	2,576,437	26,356,401
	Breedon Group PLC	2,566,838	11,822,766
	Brickability Group PLC	146,593	109,417
#	Burford Capital Ltd.	807,706	7,696,705
#	C&C Group PLC	2,320,431	3,470,894
	Camellia PLC	434	28,981
*	Canal & SA	799,154	3,455,422
*	Capita PLC	15,755	81,538
	Capital Ltd.	127,318	230,335
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Capricorn Energy PLC	1,075,775	$3,806,131
	Card Factory PLC	4,063,239	3,778,965
	Castings PLC	484,738	1,822,029
	Central Asia Metals PLC	1,590,835	4,865,253
	Chemring Group PLC	628,689	4,297,941
#	Chesnara PLC	1,757,891	7,357,184
*	Close Brothers Group PLC	258,786	1,796,458
Ω	CMC Markets PLC	128,112	572,363
	Conduit Holdings Ltd.	271,493	1,428,569
	Costain Group PLC	628,788	1,522,940
	Crest Nicholson Holdings PLC	1,410,676	2,950,364
	Currys PLC	8,277,816	16,589,195
	DCC PLC	7,591	481,189
*	DFS Furniture PLC	697,591	1,886,336
	Drax Group PLC	4,360,712	53,806,643
	Ecora Royalties PLC	1,371,387	2,706,760
	Elementis PLC	3,699,762	8,154,622
	EnQuest PLC	12,906,470	2,187,527
#	Essentra PLC	1,272,751	1,753,452
	Eurocell PLC	30,140	52,060
	Fevara PLC	254,928	472,659
	Firstgroup PLC	10,565,467	27,025,376
	Foxtons Group PLC	3,402,926	2,496,545
#*	Frasers Group PLC	2,381,049	22,681,767
	Fuller Smith & Turner PLC, Class A	13,593	125,303
	Future PLC	638,782	4,727,847
	Galliford Try Holdings PLC	552,315	3,964,612
	GB Group PLC	295,055	967,635
	Genuit Group PLC	493,132	2,245,207
*	Georgia Capital PLC	262,902	12,156,580
	Gooch & Housego PLC	1,399	13,338
	Grafton Group PLC, CDI	5,219,892	66,740,458
	Grainger PLC	6,349,300	16,900,114
*	Greencore Group PLC	2,597,844	0
	Greencore Group PLC GNC LN	5,346,346	21,143,820
*	Griffin Mining Ltd.	11,516	48,488
#	Gulf Keystone Petroleum Ltd.	1,973,995	4,925,867
*	Gulf Marine Services PLC	783,363	243,733
	Halfords Group PLC	1,624,927	3,341,763
	Hargreaves Services PLC	20,111	205,856
	Harworth Group PLC	670,733	1,512,501
*	Headlam Group PLC	178,420	107,919
	Helical PLC	386,922	1,020,823
	Henry Boot PLC	1,265,327	3,357,527

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hilton Food Group PLC	64,515	$417,291
	Hiscox Ltd.	866,202	17,617,978
	Hochschild Mining PLC	1,809,691	16,331,646
	Hunting PLC	426,618	2,595,563
Ω	Ibstock PLC	3,744,256	6,514,487
	IG Group Holdings PLC	900,804	16,711,756
	International Personal Finance PLC	2,205,686	7,106,107
	Investec PLC	1,040,874	8,643,655
	Ithaca Energy PLC	343,693	868,030
	ITV PLC	4,726,683	5,269,988
*	James Fisher & Sons PLC	43,951	269,082
	JD Sports Fashion PLC	1,662,801	1,860,886
#*	John Wood Group PLC	2,015,895	716,684
	Johnson Matthey PLC	1,322,126	42,754,723
	Jupiter Fund Management PLC	4,978,029	12,796,552
	Just Group PLC	1,906,779	5,649,181
	Keller Group PLC	1,423,361	34,643,930
	Kier Group PLC	3,665,412	11,231,842
	Kingfisher PLC	3,839,543	17,694,119
	Kitwave Group PLC	93,737	380,303
	Lancashire Holdings Ltd.	1,879,501	15,873,023
	Lion Finance Group PLC	848,550	117,235,098
	Liontrust Asset Management PLC	113,164	366,602
	London Investment Group PLC	8,346	44,500
	LSL Property Services PLC	2,743	9,968
	Macfarlane Group PLC	249,756	245,998
	Man Group PLC	1,944,188	7,017,355
	Marks & Spencer Group PLC	13,274,339	66,573,478
	Marshalls PLC	999,322	2,140,468
*	Marston's PLC	4,103,050	3,392,945
	Mears Group PLC	1,697,364	8,525,287
*	Mitchells & Butlers PLC	5,150,861	18,614,376
	MJ Gleeson PLC	540,790	2,864,531
	Mondi PLC	468,873	5,479,350
	Morgan Advanced Materials PLC	152,444	477,442
	Morgan Sindall Group PLC	61,103	4,133,155
	MP Evans Group PLC	102,253	1,828,823
		Shares	Value»
UNITED KINGDOM — (Continued)
	Norcros PLC	269,883	$1,310,868
Ω	On the Beach Group PLC	399,757	1,200,956
	OSB Group PLC	7,202,742	60,202,302
	Pan African Resources PLC	3,447,514	6,101,621
	Paragon Banking Group PLC	6,508,032	79,196,202
	Persimmon PLC	2,571,228	49,514,713
	Pets at Home Group PLC	7,322,387	20,507,497
	Pharos Energy PLC	1,174,296	351,937
*	Pinewood Technologies Group PLC	207,993	1,344,105
	Playtech PLC	2,351,612	9,554,748
	Pollen Street Group Ltd.	82,181	1,034,054
	Premier Foods PLC	16,958,900	43,887,997
	PZ Cussons PLC	374,954	375,861
Ω	Quilter PLC	12,883,079	34,293,977
	Rathbones Group PLC	83,003	2,512,373
	Reach PLC	4,233,724	3,715,266
	RHI Magnesita NV	26,011	987,575
	RWS Holdings PLC	604,135	696,362
	S&U PLC	9,554	309,594
#	S4 Capital PLC	111,943	40,448
Ω	Sabre Insurance Group PLC	477,791	850,379
*	Saga PLC	416,335	2,968,350
	Schroders PLC	487,362	3,018,589
	Secure Trust Bank PLC	87,642	1,741,653
	Senior PLC	2,420,507	8,099,612
	Serco Group PLC	191,728	787,222
	Serica Energy PLC	1,261,581	3,726,698
#	Severfield PLC	1,067,470	398,347
*	SIG PLC	3,678,820	491,129
*	SigmaRoc PLC	18,641	36,587
	Speedy Hire PLC	6,704,711	2,345,103
Ω	Spire Healthcare Group PLC	4,563,416	12,788,601
	SThree PLC	104,670	274,479
	Tate & Lyle PLC	1,656,884	8,572,146
	Taylor Wimpey PLC	20,714,774	30,284,182
	TBC Bank Group PLC	440,442	25,608,272
	TP ICAP Group PLC	7,959,203	27,764,958
	Travis Perkins PLC	1,627,084	13,927,876
	Trifast PLC	262,834	269,318
*	TT Electronics PLC	1,285,092	1,971,187
	Vertu Motors PLC	3,999,169	3,444,955
	Vesuvius PLC	6,084,164	38,286,883
	Victrex PLC	180,090	1,618,366
*	Vistry Group PLC	6,404,405	58,358,967
	Vp PLC	275,589	2,034,628
	Whitbread PLC	312,956	11,682,145

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	WPP PLC (WPP LN)	332,714	$1,380,172
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	111,845	1,272,630
	Young & Co.'s Brewery PLC (YNGN LN)	5,413	44,023
	Zigup PLC	4,554,877	23,760,885
TOTAL UNITED KINGDOM			1,673,223,009
UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	240,110	2,266,827
#	Diversified Energy Co. DEC LN	1,536	20,037
*	Gran Tierra Energy, Inc. (GTE CN)	39,403	213,269
	Royal Gold, Inc.	2	658
TOTAL UNITED STATES			2,500,791
TOTAL COMMON STOCKS			14,262,792,600
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
	Draegerwerk AG & Co. KGaA, 2.296%	26,622	2,811,258
	Jungheinrich AG, 2.208%	235,400	10,130,372
		Shares	Value»

GERMANY — (Continued)
	Porsche Automobil Holding SE, 5.285%	33,178	$1,419,536
	Sixt SE, 5.075%	33,081	2,085,752
#	STO SE & Co. KGaA, 2.829%	25,149	3,525,517
TOTAL GERMANY			19,972,435
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	CSI Properties Ltd. Warrants 04/07/2027	4,527,273	12,460
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	347,241	0
TOTAL RIGHTS/WARRANTS			12,460
TOTAL INVESTMENT SECURITIES (Cost $7,736,417,566)			14,282,777,495

			Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	53,445,475	618,203,809
TOTAL INVESTMENTS — (100.0%)
(Cost $8,354,617,241)^^			$14,900,981,304
As of January 31, 2026, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	235	03/20/26	$81,636,329	$81,847,562	$211,233
Total Futures Contracts			$81,636,329	$81,847,562	$211,233

DFA International Small Cap Value Portfolio
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $398,216,665 or 2.6% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$116,457	$1,122,365,376	$5,185,876	$1,127,667,709
Austria	—	150,397,458	—	150,397,458
Belgium	—	226,103,323	—	226,103,323
Canada	1,592,045,448	265,554	3,965	1,592,314,967
China	70,057,949	—	—	70,057,949
Denmark	—	535,422,735	—	535,422,735
Finland	207,371	343,983,299	—	344,190,670
France	—	548,573,911	—	548,573,911
Germany	—	609,398,469	—	609,398,469
Hong Kong	—	244,958,008	165,279	245,123,287
Ireland	—	8,887,559	—	8,887,559
Israel	410,974	172,002,502	—	172,413,476
Italy	6,919,568	669,763,056	—	676,682,624
Japan	—	3,896,202,536	—	3,896,202,536
Netherlands	9,165,153	383,107,661	—	392,272,814
New Zealand	—	12,571,415	—	12,571,415
Norway	—	114,602,587	—	114,602,587
Portugal	—	34,901,805	—	34,901,805
Singapore	—	108,674,034	—	108,674,034
Spain	—	437,100,610	—	437,100,610
Sweden	881,724	409,088,202	—	409,969,926
Switzerland	—	873,538,936	—	873,538,936
United Kingdom	—	1,673,223,009	—	1,673,223,009
United States	213,927	2,286,864	—	2,500,791
Preferred Stocks
Germany	—	19,972,435	—	19,972,435
Rights/Warrants
Hong Kong	—	12,460	—	12,460
Italy	—	—	—	—
Securities Lending Collateral	—	618,203,809	—	618,203,809
Total Investments in Securities	$1,680,018,571	$13,215,607,613	$5,355,120˂˃	$14,900,981,304
Financial Instruments
Assets
Futures Contracts**	211,233	—	—	211,233
Total Financial Instruments	$211,233	—	—	$211,233
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (6.0%)
*	29Metals Ltd.	289,928	$95,521
#	Accent Group Ltd.	154,021	98,916
#	Acrow Ltd.	336,798	240,896
	Adairs Ltd.	128,152	155,609
#*	Ainsworth Game Technology Ltd.	31,523	22,737
#*	Alkane Resources Ltd.	676,806	709,718
	ALS Ltd.	22,122	377,213
*	AMA Group Ltd.	163,146	85,072
	Amotiv Ltd.	73,364	428,004
	AMP Ltd.	1,395,553	1,633,796
*	Amplitude Energy Ltd.	198,615	431,458
#	Ampol Ltd.	59,470	1,194,793
	Ansell Ltd.	60,760	1,377,561
	ANZ Group Holdings Ltd.	123,573	3,143,739
*	Arafura Rare Earths Ltd. (ARU AU)	527,235	82,755
	ARB Corp. Ltd.	23,660	423,134
	Aristocrat Leisure Ltd.	61,709	2,292,472
#	ARN Media Ltd.	200,589	51,725
	ASX Ltd.	1,336	53,179
	AUB Group Ltd. AUB AU	17,803	373,692
	AUB Group Ltd. AUBXX AU	2,092	44,009
*	Aurelia Metals Ltd.	1,614,979	342,146
	Aurizon Holdings Ltd.	510,738	1,306,455
	Aussie Broadband Ltd.	105,298	330,352
*	Austal Ltd.	314,822	1,518,209
#*	Australian Agricultural Co. Ltd.	139,854	132,699
#	Australian Clinical Labs Ltd.	42,658	80,881
#	Australian Ethical Investment Ltd.	58,005	184,544
	Australian Finance Group Ltd.	170,896	244,357
#*	Australian Strategic Materials Ltd.	85,552	99,343
#	Autosports Group Ltd.	17,198	45,583
††	AVZ Minerals Ltd.	100,493	10,537
*	Baby Bunting Group Ltd.	93,158	154,931
	Bank of Queensland Ltd.	228,078	1,074,216
	Bapcor Ltd.	169,073	249,975
*	BCI Minerals Ltd.	84,345	24,438
#	Beach Energy Ltd.	1,185,213	1,015,896
		Shares	Value»
AUSTRALIA — (Continued)
#	Beacon Lighting Group Ltd.	57,882	$100,402
	Bega Cheese Ltd.	282,359	1,195,155
	Bell Financial Group Ltd.	78,973	71,818
*	Bellevue Gold Ltd.	154,007	180,600
	Bendigo & Adelaide Bank Ltd.	146,622	1,116,497
	BHP Group Ltd. (BHP AU)	731,636	25,199,266
#	BHP Group Ltd. (BHP US), Sponsored ADR	13,221	908,679
#	Bisalloy Steel Group Ltd.	14,762	57,725
#	BlueScope Steel Ltd.	226,025	4,717,371
#*	Boss Energy Ltd.	173,397	229,723
	Brambles Ltd.	435,330	6,757,498
#	Bravura Solutions Ltd.	268,444	380,851
#	Breville Group Ltd.	20,925	466,270
	Capral Ltd.	24,627	210,330
*	Capricorn Metals Ltd.	187,647	1,757,579
	CAR Group Ltd.	1,367	26,157
#*	Catalyst Metals Ltd.	15,080	85,526
	Cedar Woods Properties Ltd.	46,202	260,432
*	Centrebet International Ltd.	6,648	0
	Challenger Ltd.	441,287	2,810,751
	Champion Iron Ltd.	141,084	569,827
	Civmec Australia Ltd.	180,389	196,123
	Cleanaway Waste Management Ltd.	1,023,146	1,753,717
*	Coast Entertainment Holdings Ltd.	219,442	82,980
#	Cobram Estate Olives Ltd.	45,151	117,572
	Cochlear Ltd.	3,417	636,906
	Codan Ltd.	41,367	1,089,268
	Coles Group Ltd.	309,984	4,579,964
	Collins Foods Ltd.	167,927	1,246,164
	Commonwealth Bank of Australia	65,683	6,799,560
	Computershare Ltd.	98,078	2,227,406
#††	Corporate Travel Management Ltd.	18,446	154,781
	Credit Corp. Group Ltd.	71,970	706,931
	Data#3 Ltd.	128,978	873,640
#*	Deep Yellow Ltd.	18,066	35,279
*	Develop Global Ltd.	12,805	46,005
	Dicker Data Ltd.	33,503	233,598

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Domino's Pizza Enterprises Ltd.	7,108	$112,591
	Downer EDI Ltd.	464,048	2,587,822
#	Duratec Ltd.	85,926	128,842
	Dyno Nobel Ltd.	871,995	2,123,735
	Eagers Automotive Ltd.	72,117	1,338,754
*††	Elanor Investor Group	45,594	4,889
#	Elders Ltd.	237,702	1,217,684
#*	Electro Optic Systems Holdings Ltd.	19,461	117,602
*	Emeco Holdings Ltd.	364,605	333,322
*	Emerald Resources NL	148,439	697,880
#*	EML Payments Ltd.	88,850	50,664
	Enero Group Ltd.	57,599	24,962
	EQT Holdings Ltd.	14,497	247,320
	Evolution Mining Ltd.	611,015	5,867,716
	EVT Ltd.	72,414	626,959
#	Fenix Resources Ltd.	576,517	175,480
#	Fiducian Group Ltd.	1,933	14,484
	FleetPartners Group Ltd.	251,379	499,620
	Fleetwood Ltd.	55,983	108,309
#	Flight Centre Travel Group Ltd.	11,355	127,349
	Fortescue Ltd.	161,413	2,337,400
#	G8 Education Ltd.	452,127	210,073
#	Generation Development Group Ltd.	35,355	131,507
	GR Engineering Services Ltd.	58,500	176,089
	GrainCorp Ltd., Class A	218,250	1,094,401
*	Grange Resources Ltd.	367,733	65,827
	GWA Group Ltd.	154,925	286,619
	Hansen Technologies Ltd.	154,918	534,994
	Harvey Norman Holdings Ltd.	251,673	1,130,946
	Helia Group Ltd.	399,142	1,613,949
	Helloworld Travel Ltd.	19,262	27,102
	Horizon Oil Ltd.	293,270	45,767
	HUB24 Ltd.	13,372	936,923
#	Humm Group Ltd.	250,731	130,223
#	IDP Education Ltd.	3,735	16,254
*	IGO Ltd.	209,323	1,196,538
	Iluka Resources Ltd.	171,472	628,425
	Imdex Ltd.	371,057	959,121
	Inghams Group Ltd.	17,080	29,687
*	Insignia Financial Ltd.	260,215	840,768
	Insurance Australia Group Ltd.	511,133	2,694,766
#	Integral Diagnostics Ltd.	186,786	339,427
	IPD Group Ltd.	10,358	31,696
		Shares	Value»
AUSTRALIA — (Continued)
#	IPH Ltd.	100,554	$260,918
	IRESS Ltd.	53,453	300,941
	IVE Group Ltd.	130,143	272,590
*	James Hardie Industries PLC (JHX AU), CDI	26,284	598,931
	JB Hi-Fi Ltd.	53,059	2,989,373
*	Judo Capital Holdings Ltd.	502,764	633,573
#	Jumbo Interactive Ltd.	5,955	42,503
#	Jupiter Mines Ltd.	609,869	115,533
#	Karoon Energy Ltd.	96,988	114,819
#*	Kelly Partners Group Holdings Ltd.	11,361	52,555
	Kelsian Group Ltd.	24,750	67,216
#	L1 Group Ltd.	70,109	59,729
	Lendlease Corp. Ltd.	7,135	23,877
#*	Lifestyle Communities Ltd.	24,906	95,599
	Lottery Corp. Ltd.	547,387	1,950,024
	Lovisa Holdings Ltd.	27,339	586,377
#	Lycopodium Ltd.	17,864	195,117
*	Lynas Rare Earths Ltd.	19,443	195,716
	MA Financial Group Ltd.	10,560	76,114
#	Maas Group Holdings Ltd.	12,665	47,876
	Macmahon Holdings Ltd.	1,350,407	609,611
	Macquarie Group Ltd.	10,507	1,542,015
#*	Macquarie Technology Group Ltd.	5,943	288,997
#	Mader Group Ltd.	8,058	46,017
	Magellan Financial Group Ltd.	195,428	1,181,436
#*	Mayne Pharma Group Ltd.	35,426	68,969
	McMillan Shakespeare Ltd.	40,621	481,566
	Medibank Pvt Ltd.	415,793	1,334,140
#*	Mesoblast Ltd. (MSB AU)	98,564	172,891
*	Metals X Ltd.	1,244,738	1,111,054
	Metcash Ltd.	848,244	1,955,557
#*	Metro Mining Ltd.	1,754,911	81,187
*	MGX Resources Ltd.	409,076	138,670
#*	Mineral Resources Ltd.	18,140	713,544
	Monadelphous Group Ltd.	94,730	2,038,234
#	Monash IVF Group Ltd.	103,475	50,597
	MotorCycle Holdings Ltd.	14,248	27,423
*	Myer Holdings Ltd.	1,070,594	323,135
	MyState Ltd.	164,673	513,269

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	National Australia Bank Ltd.	213,086	$6,400,977
	Navigator Global Investments Ltd.	264,226	581,865
	Netwealth Group Ltd.	68,493	1,160,534
	New Hope Corp. Ltd.	361,318	1,132,983
#*	NEXTDC Ltd.	21,939	202,706
	nib holdings Ltd.	217,185	1,012,999
#	Nick Scali Ltd.	64,145	1,089,618
	Nickel Industries Ltd.	650,421	411,758
	Nine Entertainment Co. Holdings Ltd.	709,775	562,859
	Northern Star Resources Ltd.	269,589	4,955,935
	NRW Holdings Ltd.	502,936	1,814,705
*	Nufarm Ltd.	109,453	178,732
#*	Omni Bridgeway Ltd.	91,367	98,137
	oOh!media Ltd.	310,897	269,513
#*	Ora Banda Mining Ltd.	286,095	239,802
	Orica Ltd.	175,440	3,125,323
	Origin Energy Ltd.	78,122	640,703
	Orora Ltd.	28,317	40,210
	Pacific Current Group Ltd.	51,154	352,014
*	Paladin Energy Ltd.	13,600	124,447
*	Pantoro Gold Ltd.	59,178	196,325
	Peet Ltd.	288,046	402,452
#*	Peninsula Energy Ltd.	45,926	29,030
	Pepper Money Ltd.	100,354	136,491
	Perenti Ltd.	1,146,997	2,208,094
	Perpetual Ltd.	39,575	495,566
	Perseus Mining Ltd.	1,502,020	5,785,020
*	PEXA Group Ltd.	8,059	77,052
#	Pinnacle Investment Management Group Ltd.	5,020	58,871
*	PLS Group Ltd.	173,979	510,486
	Premier Investments Ltd.	43,181	399,959
	Pro Medicus Ltd.	19,738	2,523,370
	Propel Funeral Partners Ltd.	27,169	93,097
	QBE Insurance Group Ltd.	269,671	3,696,050
	Qube Holdings Ltd.	154,964	512,554
	Ramelius Resources Ltd.	1,305,980	4,022,175
	Ramsay Health Care Ltd.	3,539	89,274
	REA Group Ltd.	3,453	454,014
*	ReadyTech Holdings Ltd.	14,623	25,689
#	Reece Ltd.	20,461	209,438
	Regis Resources Ltd.	1,107,573	5,772,952
	Reliance Worldwide Corp. Ltd.	359,173	933,333
*	Resolute Mining Ltd.	2,578,369	2,309,757
		Shares	Value»
AUSTRALIA — (Continued)
	Ridley Corp. Ltd.	269,883	$468,491
#	Rio Tinto Ltd.	46,130	4,806,043
*	RPMGlobal Holdings Ltd.	81,932	283,721
*	Sandfire Resources Ltd.	393,692	5,342,019
	Santos Ltd.	491,938	2,399,058
	SEEK Ltd.	9,124	132,521
*	Select Harvests Ltd.	95,547	294,605
	Servcorp Ltd.	44,491	239,085
	Service Stream Ltd.	626,740	993,325
	SGH Ltd.	49,193	1,576,551
	Shaver Shop Group Ltd.	136,824	142,910
#	Sigma Healthcare Ltd.	1,004,811	2,153,151
#*	Silver Mines Ltd.	23,162	3,847
	Sims Ltd. (SGM AU)	99,760	1,396,757
	SmartGroup Corp. Ltd.	69,278	406,297
	Solvar Ltd.	175,468	227,310
	Sonic Healthcare Ltd.	28,743	459,653
	South32 Ltd. (S32 AU)	652,522	2,067,103
	Southern Cross Electrical Engineering Ltd.	255,305	453,417
#	Southern Cross Media Group Ltd.	216,485	96,716
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	584,627	1,225,948
#*	St Barbara Ltd.	362,501	177,637
	Stanmore Resources Ltd.	219,017	458,474
	Steadfast Group Ltd.	136,229	493,352
	Suncorp Group Ltd.	229,899	2,706,356
	Super Retail Group Ltd.	160,643	1,639,242
#*	Superloop Ltd.	199,793	318,350
#	Supply Network Ltd.	505	12,893
#*	Syrah Resources Ltd.	333,531	53,718
	Tabcorp Holdings Ltd.	1,038,934	637,779
	Technology One Ltd.	95,715	1,671,068
	Telstra Group Ltd. (TLS AU)	373,408	1,268,577
*	Temple & Webster Group Ltd.	1,595	13,266
	Ten Sixty Four Ltd.	189,882	14,545
#	TPG Telecom Ltd.	65,092	175,590
*	Tuas Ltd.	17,051	84,333
#*	Tyro Payments Ltd.	67,655	44,660
*	Vault Minerals Ltd.	598,932	2,291,976
	Ventia Services Group Pty. Ltd.	450,729	1,805,152
Ω	Viva Energy Group Ltd.	637,144	797,605
	Vulcan Steel Ltd.	17,806	85,723

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Vysarn Ltd.	40,546	$22,623
#	Washington H Soul Pattinson & Co. Ltd.	47,459	1,270,649
#*	WEB Travel Group Ltd.	51,791	165,730
	Wesfarmers Ltd.	116,165	6,701,176
*	West African Resources Ltd.	1,368,888	3,316,681
	Westgold Resources Ltd.	647,422	3,079,591
	Westpac Banking Corp.	144,961	3,894,971
	Whitehaven Coal Ltd.	572,267	3,496,350
	WiseTech Global Ltd.	1,620	64,908
	Woodside Energy Group Ltd. (WDS AU)	158,335	2,795,641
	Worley Ltd.	95,808	891,160
*	Xero Ltd.	3,203	208,744
#	XRF Scientific Ltd.	64,487	97,491
#	Yancoal Australia Ltd.	229,976	920,562
TOTAL AUSTRALIA			263,417,061
AUSTRIA — (0.8%)
*	Addiko Bank AG	8,740	264,082
	Agrana Beteiligungs AG	7,106	96,137
	ANDRITZ AG	32,599	2,820,608
*	AT&S Austria Technologie & Systemtechnik AG	18,600	836,190
Ω	BAWAG Group AG	23,691	3,853,953
	DO & Co. AG	5,776	1,350,787
	Erste Group Bank AG	34,137	4,438,113
*	Eurotelesites AG	23,962	120,623
	EVN AG	24,912	839,401
*	Immofinanz AG (IIA AV)	7,951	0
#*	Lenzing AG	11,372	343,322
	Mayr Melnhof Karton AG	1,052	119,230
	Oberbank AG	1,137	104,046
#	Oesterreichische Post AG	9,879	385,271
	OMV AG	60,881	3,616,802
	Palfinger AG	11,715	503,394
	Porr AG	23,162	952,606
	Raiffeisen Bank International AG	83,542	4,210,972
	SBO AG	1,811	68,039
	Semperit AG Holding	3,192	47,524
	Strabag SE (STR AV), Class BR	2,516	260,534
	Telekom Austria AG	83,736	889,255
*	UBM Development AG	653	15,495
		Shares	Value»
AUSTRIA — (Continued)
	UNIQA Insurance Group AG	71,312	$1,321,907
	Verbund AG	2,487	182,485
	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,493	1,846,644
	voestalpine AG	45,346	2,153,277
	Wienerberger AG	64,796	2,141,800
	Zumtobel Group AG	17,373	73,670
TOTAL AUSTRIA			33,856,167
BELGIUM — (1.6%)
	Ackermans & van Haaren NV	15,891	4,701,641
	Ageas SA	110,156	7,824,407
*	AGFA-Gevaert NV	94,352	55,852
	Anheuser-Busch InBev SA (ABI BB)	83,775	6,030,376
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	3,763	269,732
*	Argenx SE (ARGX BB)	66	55,504
*	Atenor	3,530	11,368
	Barco NV	17,144	235,351
	Bekaert SA	42,706	2,095,023
*	bpost SA	9,220	23,792
	Cie d'Entreprises CFE	8,983	97,469
#	Colruyt Group NV	44,480	1,704,461
	Deceuninck NV	103,359	282,523
	Deme Group NV	6,977	1,390,793
	Econocom Group SA NV	90,626	188,138
	EVS Broadcast Equipment SA	9,610	414,026
	Fagron	45,161	1,187,253
*	Galapagos NV (GLPG BB)	31,943	1,076,841
*	Galapagos NV (GLPG NA)	28,000	947,330
	Gimv NV	21,565	1,164,595
	KBC Group NV	137,693	19,403,080
	Kinepolis Group NV	5,948	188,385
#	Lotus Bakeries NV	202	2,381,508
	Melexis NV	7,283	550,579
#*	Ontex Group NV	62,857	365,576
*	Orange Belgium SA	6,976	159,107
	Proximus SADP	315,368	2,877,379
#	Recticel SA	27,025	327,014
	Sipef NV	4,993	497,546
	Solvay SA	72,824	2,143,951
#	Syensqo SA	62,197	5,234,732
	Tessenderlo Group SA	26,346	854,564

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	UCB SA	18,616	$5,672,769
	Umicore SA	10,808	256,931
	Van de Velde NV	2,440	87,618
	VGP NV	10,458	1,282,510
	Viohalco SA	29,708	455,520
TOTAL BELGIUM			72,495,244
CANADA — (10.7%)
*	5N Plus, Inc.	66,274	1,172,018
#	Acadian Timber Corp.	6,576	77,802
*	ACT Energy Technologies Ltd.	17,600	74,839
	ADENTRA, Inc.	21,558	573,128
	ADF Group, Inc.	19,843	128,823
*	Advantage Energy Ltd.	164,703	1,331,752
	Aecon Group, Inc.	2,009	52,082
	AG Growth International, Inc.	2,004	42,769
	AGF Management Ltd., Class B	71,437	952,214
	Agnico Eagle Mines Ltd. (AEM CN)	22,158	4,212,071
	Agnico Eagle Mines Ltd. (AEM US)	15,606	2,972,951
#*	Aimia, Inc.	62,327	137,319
*	Air Canada	66,800	924,746
	AirBoss of America Corp.	8,831	30,222
	Alamos Gold, Inc. (AGI CN), Class A	86,763	3,215,262
	Algoma Central Corp.	4,796	68,295
	Alimentation Couche-Tard, Inc.	56,022	2,914,551
*	Allied Gold Corp.	21,537	678,305
	AltaGas Ltd.	90,505	2,729,806
	Altius Minerals Corp.	7	222
	Altus Group Ltd.	66	2,239
	Amerigo Resources Ltd.	110,614	451,668
	Andrew Peller Ltd., Class A	11,000	42,250
	ARC Resources Ltd.	333,794	6,194,666
*	Aritzia, Inc.	46,952	3,700,920
*	Athabasca Oil Corp.	764,419	4,485,520
*	ATS Corp. (ATS CN)	2,758	78,386
*	AutoCanada, Inc.	22,525	460,872
	B2Gold Corp. (BTG US)	601,232	2,946,037
	B2Gold Corp. (BTO CN)	539,008	2,624,480
	Badger Infrastructure Solutions Ltd.	27,487	1,554,162
	Bank of Montreal (BMO CN)	4,685	637,799
#	Bank of Montreal (BMO US)	58,550	7,971,582
		Shares	Value»
CANADA — (Continued)
#	Bank of Nova Scotia (BNS CN)	1,321	$98,761
	Bank of Nova Scotia (BNS US)	43,518	3,251,665
	Barrick Mining Corp.	45,774	2,095,991
	Barrick Mining Corp. (B US)	103,697	4,748,286
#	Baytex Energy Corp.	189,561	654,307
	BCE, Inc. (BCE US)	11,214	289,994
	Birchcliff Energy Ltd.	323,481	1,738,979
	Bird Construction, Inc.	62,574	1,385,989
#	Black Diamond Group Ltd.	53,397	647,046
	Boralex, Inc., Class A	9,723	180,300
	Boyd Group, Inc.	5,348	876,520
	BRP, Inc. (DOO CN)	4,900	369,826
*	CAE, Inc. (CAE CN)	175	5,609
*	CAE, Inc. (CAE US)	11,892	381,020
	Calian Group Ltd.	6,388	316,245
	Canaccord Genuity Group, Inc.	33,593	292,601
*	Canada Goose Holdings, Inc. (GOOS US)	28,406	345,417
	Canada Packers, Inc.	8,586	100,700
	Canadian Imperial Bank of Commerce (CM CN)	36,572	3,379,885
	Canadian Imperial Bank of Commerce (CM US)	53,924	4,982,038
	Canadian Natural Resources Ltd. (CNQ US)	238,383	8,870,231
	Canadian Pacific Kansas City Ltd. (CP CN)	5,103	379,338
	Canadian Pacific Kansas City Ltd. (CP US)	3,549	263,833
#	Canadian Tire Corp. Ltd., Class A	22,589	2,779,062
*	Canfor Corp.	94,268	992,768
*	Capstone Copper Corp.	195,092	2,162,037
#	Cardinal Energy Ltd.	249,453	1,624,973
#	Cargojet, Inc.	1,500	102,405
	Cascades, Inc.	91,906	863,275
*	Cavvy Energy Ltd.	22,500	14,706
	CCL Industries, Inc., Class B	26,567	1,601,063
*	Celestica, Inc. (CLS CN)	77	21,637
*	Celestica, Inc. (CLS US)	33,153	9,315,661

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE CN)	851	$16,793
#	Cenovus Energy, Inc. (CVE US)	452,224	8,917,857
	Centerra Gold, Inc.	354,262	5,934,497
	CES Energy Solutions Corp.	277,595	2,894,906
	CGI, Inc. (GIB US)	10,175	872,812
	CGI, Inc. (GIBA CN)	14,980	1,283,859
*††	Chesswood Group Ltd.	4,397	549
*	Cipher Pharmaceuticals, Inc.	100	1,074
#	Cogeco Communications, Inc.	30,138	1,452,618
	Cogeco, Inc.	24,502	1,201,662
	Colliers International Group, Inc. (CIGI CN)	34	4,646
	Computer Modelling Group Ltd.	20,352	72,192
*	Conifex Timber, Inc.	7,656	675
	Constellation Software, Inc.	1,000	1,845,526
#*	Cronos Group, Inc. (CRON US)	203,179	509,979
	Definity Financial Corp.	37,708	1,845,453
	Dexterra Group, Inc.	21,771	206,730
	Dollarama, Inc.	66,512	8,963,355
	Doman Building Materials Group Ltd.	86,605	611,225
	Dominion Lending Centres, Inc.	8,600	58,232
*	Dorel Industries, Inc., Class B	8,818	12,887
	DPM Metals, Inc.	227,803	7,948,387
	DREAM Unlimited Corp., Class A	24,324	350,306
	Dynacor Group, Inc.	39,406	176,533
	ECN Capital Corp.	7,000	15,577
	E-L Financial Corp. Ltd.	97,700	1,244,883
#*	Eldorado Gold Corp. (EGO US)	64,527	2,769,499
#*	Eldorado Gold Corp. (ELD CN)	67,605	2,900,496
	Element Fleet Management Corp.	140,093	3,549,523
	Empire Co. Ltd., Class A	94,004	3,070,758
	Endeavour Mining PLC	105,890	5,781,135
		Shares	Value»
CANADA — (Continued)
	Enerflex Ltd. (EFX CN)	137,475	$2,523,042
	Enerflex Ltd. (EFXT US)	27,196	499,319
*	Energy Fuels, Inc.	15	346
	Enghouse Systems Ltd.	6,152	84,533
*	Ensign Energy Services, Inc.	214,118	495,334
	EQB, Inc.	27,013	2,106,643
*	Equinox Gold Corp. (EQX CN)	29	412
*	ERO Copper Corp. (ERO CN)	23,172	777,363
*	ERO Copper Corp. (ERO US)	30,002	1,005,367
	Evertz Technologies Ltd.	4,956	52,630
#	Exchange Income Corp.	19,417	1,354,691
	Exco Technologies Ltd.	9,617	49,369
#	Extendicare, Inc.	50,936	867,481
	Fairfax Financial Holdings Ltd.	2,930	4,835,377
#	Fiera Capital Corp.	13,807	60,231
	Finning International, Inc.	106,909	6,704,336
*	Firan Technology Group Corp.	15,800	169,296
#	Firm Capital Mortgage Investment Corp.	15,800	139,707
	First Majestic Silver Corp. (AG US)	10	208
*	First Quantum Minerals Ltd.	12,332	348,591
	FirstService Corp. (FSV CN)	919	142,380
*	Foraco International SA	56,346	120,004
#*	Fortuna Mining Corp. (FSM US)	471,388	4,610,175
*	Fortuna Mining Corp. (FVI CN)	89,549	875,992
	Franco-Nevada Corp. (FNV CN)	58	13,577
#	Franco-Nevada Corp. (FNV US)	2,083	488,172
#	Freehold Royalties Ltd.	117,742	1,416,380
*	Galiano Gold, Inc. GAU CN	36,893	96,998
	Gamehost, Inc.	7,582	65,817
*	GDI Integrated Facility Services, Inc.	1,200	32,052
	George Weston Ltd.	42,090	2,935,620
	Gibson Energy, Inc.	78,274	1,541,164

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Gildan Activewear, Inc. (GIL CN)	4,746	$308,360
#	Gildan Activewear, Inc. (GIL US)	57,447	3,732,906
	goeasy Ltd.	9,293	853,920
	Great-West Lifeco, Inc.	3,328	155,787
	Guardian Capital Group Ltd., Class A	33	1,633
*	Haivision Systems, Inc.	16,200	100,057
	Hammond Manufacturing Co. Ltd., Class A	2,800	20,851
	Hammond Power Solutions, Inc.	11,279	1,487,355
	Headwater Exploration, Inc.	188,401	1,521,985
	High Liner Foods, Inc.	11,997	136,565
	Hudbay Minerals, Inc. (HBM CN)	236,939	5,611,780
	Hudbay Minerals, Inc. (HBM US)	162,231	3,841,630
	iA Financial Corp., Inc.	50,448	6,198,696
*	IAMGOLD Corp. (IAG US)	233,600	4,246,848
*	IAMGOLD Corp. (IMG CN)	372,351	6,757,091
	IGM Financial, Inc.	18,591	899,206
*	Imperial Metals Corp.	51,327	447,813
	Imperial Oil Ltd. (IMO CN)	894	90,322
	Imperial Oil Ltd. (IMO US)	31,444	3,183,705
	Information Services Corp.	7,900	252,958
#	InPlay Oil Corp.	1,350	14,465
	Intact Financial Corp.	11,756	2,140,366
*	Interfor Corp.	38,266	285,804
*	Ivanhoe Mines Ltd., Class A	3	38
Ω	Jamieson Wellness, Inc.	1,409	35,855
*	Journey Energy, Inc.	4,800	12,303
*	K92 Mining, Inc.	81,702	1,533,656
	K-Bro Linen, Inc.	7,218	180,867
*	Kelt Exploration Ltd.	216,412	1,239,681
	Keyera Corp.	70,498	2,387,297
	Kinross Gold Corp. (K CN)	201,485	6,345,006
	Kinross Gold Corp. (KGC US)	232,737	7,345,180
*	Knight Therapeutics, Inc.	55,268	235,416
		Shares	Value»
CANADA — (Continued)
*	Kolibri Global Energy, Inc.	12,434	$49,767
	Labrador Iron Ore Royalty Corp.	6,651	144,191
#*	Laramide Resources Ltd.	89,504	55,215
	Lassonde Industries, Inc., Class A	2,803	454,936
	Laurentian Bank of Canada	59	1,733
	Leon's Furniture Ltd.	29,274	591,650
*	Lightspeed Commerce, Inc. (LSPD US)	3,913	42,260
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	42,622	2,701,965
*	Lithium Americas Corp.	2	10
	Loblaw Cos. Ltd. L CN	27,094	1,219,167
	Loblaw Cos. Ltd. LBLCF US	1	68
*	Lucara Diamond Corp.	173,221	31,485
	Lundin Gold, Inc.	58,414	4,379,173
	Lundin Mining Corp.	13,816	348,533
	Magellan Aerospace Corp.	13,593	207,841
	Magna International, Inc. (MG CN)	7,174	366,748
	Magna International, Inc. (MGA US)	82,627	4,225,545
*	Major Drilling Group International, Inc.	78,468	860,950
	Manulife Financial Corp. (MFC US)	2,156	82,165
	Maple Leaf Foods, Inc.	42,930	795,450
	Martinrea International, Inc.	86,554	617,221
*	Mattr Corp.	21,640	130,636
*	MDA Space Ltd.	3,266	92,177
*	Medexus Pharmaceuticals, Inc.	5,900	12,262
	Medical Facilities Corp.	17,182	191,423
	Melcor Developments Ltd.	6,653	79,251
	Meren Energy, Inc.	251,177	392,911
	Methanex Corp. (MEOH US)	20,048	956,691
	Methanex Corp. (MX CN)	29,109	1,388,912
	Metro, Inc.	27,751	1,842,209

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	MTY Food Group, Inc.	2,360	$73,522
#	Mullen Group Ltd.	131,324	1,550,832
	National Bank of Canada	83,447	9,943,256
	Neo Performance Materials, Inc.	16,456	231,555
#*	New Gold, Inc. (NGD CN)	904,927	9,091,471
*	NFI Group, Inc.	145	1,761
	North American Construction Group Ltd. (NOA CN)	10,246	153,128
	North American Construction Group Ltd. (NOA US)	11,134	166,453
	North West Co., Inc.	48,708	1,738,843
#	Northland Power, Inc.	6,950	95,804
	Nutrien Ltd. (NTR US)	107,330	7,393,982
*	NuVista Energy Ltd.	284,789	3,898,555
*	Obsidian Energy Ltd. (OBE CN)	27,709	200,240
*	Obsidian Energy Ltd. (OBE US)	8,781	63,311
	OceanaGold Corp.	233,095	7,552,702
	Onex Corp.	29,369	2,502,399
	Open Text Corp. (OTEX CN)	4,642	118,568
	Open Text Corp. (OTEX US)	59,626	1,522,252
	OR Royalties, Inc. (OR CN)	39	1,538
*††	Orbite Technologies, Inc.	121,500	0
*	Organigram Global, Inc.	21,775	32,463
	Pan American Silver Corp. (PAAS CN)	50,331	2,742,312
#	Paramount Resources Ltd., Class A	140,269	2,645,395
	Parex Resources, Inc.	126,477	1,876,279
	Pason Systems, Inc.	51,702	458,299
	Pembina Pipeline Corp. (PBA US)	12,471	518,544
	Pembina Pipeline Corp. (PPL CN)	1,774	73,714
#	Peyto Exploration & Development Corp.	274,297	4,943,450
	PHX Energy Services Corp.	31,891	196,033
	Pizza Pizza Royalty Corp.	24,680	284,382
*	PMET Resources, Inc.	71	322
		Shares	Value»
CANADA — (Continued)
	Polaris Renewable Energy, Inc.	26,423	$236,549
#	Pollard Banknote Ltd.	1,552	21,531
#	PrairieSky Royalty Ltd.	8,831	192,231
*	Precision Drilling Corp. (PD CN)	5,115	407,921
*	Precision Drilling Corp. (PDS US)	11,961	953,802
#	Premium Brands Holdings Corp.	1,673	115,002
#	Propel Holdings, Inc.	7,000	125,282
	Pulse Seismic, Inc.	3,900	10,970
*	Quarterhill, Inc.	96,378	64,410
	Quebecor, Inc., Class B	89,600	3,268,411
*	Questerre Energy Corp., Class A	25,060	5,245
	RB Global, Inc. (RBA US)	9,358	1,062,788
*	Real Matters, Inc.	29	132
	Restaurant Brands International, Inc. (QSR US)	30,600	2,049,894
#	Richelieu Hardware Ltd.	28,311	846,637
	Rogers Communications, Inc. (RCI US), Class B	46,294	1,750,376
#	Rogers Communications, Inc. (RCIB CN), Class B	1,176	44,392
	Rogers Sugar, Inc.	82,390	373,331
	Royal Bank of Canada (RY CN)	63,580	10,586,316
	Royal Bank of Canada (RY US)	32,014	5,321,687
	Russel Metals, Inc.	69,280	2,454,933
*	Sangoma Technologies Corp.	15,903	73,813
	Saputo, Inc.	4,600	138,779
	Savaria Corp.	18,571	323,235
	Secure Waste Infrastructure Corp.	175,502	2,264,580
	Sienna Senior Living, Inc.	99	1,542
*	SNDL, Inc.	23,678	36,464
*	Source Energy Services Ltd.	3,200	40,657
	South Bow Corp. SOBO CN	692	19,663
	South Bow Corp. SOBO US	37,964	1,078,166
*	Spartan Delta Corp.	31,548	212,228
	Sprott, Inc. (SII CN)	86	10,527

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	SSR Mining, Inc. (SSRM CN)	63,335	$1,443,782
	Stantec, Inc. (STN CN)	2,317	229,616
	Stella-Jones, Inc.	50,198	3,365,826
	Sun Life Financial, Inc. (SLF CN)	80,322	5,061,233
	Sun Life Financial, Inc. (SLF US)	29,319	1,848,270
	Suncor Energy, Inc. (SU US)	336,590	17,829,172
#	Superior Plus Corp.	281,273	1,507,945
	Supremex, Inc.	17,058	46,226
	Surge Energy, Inc.	59,566	322,839
	Sylogist Ltd.	8,284	24,579
	Tamarack Valley Energy Ltd.	818,362	5,535,280
*	Taseko Mines Ltd. (TKO CN)	1,276	9,699
	TC Energy Corp. (TRP CN)	3,461	202,935
	TC Energy Corp. (TRP US)	5,974	350,495
	Teck Resources Ltd. (TECK US), Class B	102,972	5,535,775
	Teck Resources Ltd. (TECK/A CN), Class A	1,200	64,633
	Teck Resources Ltd. (TECKB CN), Class B	96	5,152
	TELUS Corp.	30,874	430,805
	TerraVest Industries, Inc.	7,833	811,459
	TFI International, Inc. (TFII CN)	11,970	1,286,359
	TFI International, Inc. (TFII US)	2,101	225,963
	Thomson Reuters Corp. (TRI CN)	24	2,652
#	Timbercreek Financial Corp.	38,200	196,099
	TMX Group Ltd.	205	7,568
#	Topaz Energy Corp.	6,264	134,329
	Torex Gold Resources, Inc.	102,851	4,950,524
	Toromont Industries Ltd.	14,333	1,825,769
	Toronto-Dominion Bank (TD CN)	45,933	4,292,905
	Toronto-Dominion Bank (TD US)	45,361	4,240,800
	Total Energy Services, Inc.	58,569	709,290
	Tourmaline Oil Corp.	122,751	5,809,196
	TransAlta Corp.	68,543	875,980
		Shares	Value»
CANADA — (Continued)
	TransAlta Corp.	66,278	$846,941
	Transcontinental, Inc., Class A	128,293	2,176,454
*††	Trevali Mining Corp.	33,236	0
#	Trican Well Service Ltd.	353,067	1,812,462
	Triple Flag Precious Metals Corp. (TFPM CN)	33	1,113
*	Trisura Group Ltd. (TSU CN)	7,784	237,410
*	Valeura Energy, Inc.	21,230	157,473
	Vermilion Energy, Inc. (VET CN)	58	561
	VersaBank (VBNK CN)	3,600	55,891
	VersaBank (VBNK US)	2,787	43,226
*††	Victoria Gold Corp./Vancouver	2,102	139
*	Viemed Healthcare, Inc.	23,412	179,570
	Wajax Corp.	29,639	615,352
#*	Well Health Technologies Corp.	95,839	278,722
*	Wesdome Gold Mines Ltd.	95,760	1,567,576
	West Fraser Timber Co. Ltd. (WFG CN)	49,726	3,395,916
	Westshore Terminals Investment Corp.	35,352	753,695
	Whitecap Resources, Inc. WCP CN	263,368	2,402,254
	Whitecap Resources, Inc. WCPRF US	533,848	4,868,690
	Winpak Ltd.	12,456	393,444
	WSP Global, Inc.	3,939	761,475
	Yellow Pages Ltd.	2,134	18,336
TOTAL CANADA			475,279,818
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	243,398	5,838,048
*	Neo-Neon Holdings Ltd.	274,000	12,642
TOTAL CHINA			5,850,690
DENMARK — (2.2%)
	AL Sydbank	56,606	5,126,540
*	ALK-Abello AS	46,142	1,524,704
	Alm Brand AS	785,613	2,173,052
	AP Moller - Maersk AS (MAERSKA DC), Class A	382	936,728

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	AP Moller - Maersk AS (MAERSKB DC), Class B	327	$808,581
*	Bavarian Nordic AS	51,710	1,575,567
#	Carlsberg AS, Class B	29,024	3,945,788
	Chemometec AS	3,212	310,433
	Columbus AS	23,683	37,638
	D/S Norden AS	32,817	1,482,354
	Danske Bank AS	128,707	6,557,368
#*	Demant AS	52,136	1,824,936
*	Dfds AS	7,295	114,348
	DSV AS	11,415	3,209,620
	FLSmidth & Co. AS	45,813	3,927,032
#	Foroya Banki P	3,602	173,580
*	Genmab AS (GMAB DC)	3,044	991,691
#*	GN Store Nord AS	107,137	1,880,664
#	GronlandsBANKEN AS	75	13,903
	H Lundbeck AS (HLUNA DC), Class A	33,531	195,864
	H Lundbeck AS (HLUNB DC)	168,361	1,128,751
#*	H&H International AS, Class B	16,762	248,680
	ISS AS	100,266	3,802,557
	Jyske Bank AS	40,764	5,932,242
#	Matas AS	33,484	513,110
	MT Hoejgaard Holding AS	1,507	131,520
#*Ω	Netcompany Group AS	31,620	1,668,864
*	Nilfisk Holding AS	12,997	287,535
*	NKT AS	53,220	6,960,447
	Novo Nordisk AS (NOVOB DC), Class B	95,182	5,651,833
#	Novonesis Novozymes B, Class B	88,871	5,445,442
*	NTG Nordic Transport Group AS	1,221	37,340
	Pandora AS	29,869	2,417,705
	Parken Sport & Entertainment AS	3,314	85,891
	Per Aarsleff Holding AS	19,250	2,745,105
	Ringkjoebing Landbobank AS	29,027	7,317,353
	Rockwool AS ROCKA DC, Class A	25,850	876,345
	Rockwool AS ROCKB DC, Class B	85,150	2,875,513
	Royal Unibrew AS	22,020	2,074,606
*	RTX AS	4,831	87,816
		Shares	Value»
DENMARK — (Continued)
Ω	Scandinavian Tobacco Group AS	45,787	$712,088
	Schouw & Co. AS	11,084	1,169,680
	SP Group AS	2,013	116,849
	Sparekassen Sjaelland-Fyn AS	13,217	783,023
	Tivoli AS	261	25,577
	TORM PLC, Class A	52,874	1,299,802
#	Tryg AS	116,659	2,835,165
	UIE PLC	12,391	739,353
	Vestas Wind Systems AS	26,513	803,646
*	Zealand Pharma AS	22,238	1,487,221
TOTAL DENMARK			97,071,450
FINLAND — (1.8%)
	Aktia Bank OYJ	45,889	669,024
	Alandsbanken Abp, Class B	1,791	100,391
	Alma Media OYJ	17,628	288,359
	Apetit OYJ	2,895	48,042
	Aspo OYJ	11,569	104,215
	Atria OYJ	11,213	210,805
	Bittium OYJ	6,294	280,626
	Digia OYJ	7,449	56,179
	Elisa OYJ	48,367	2,139,515
#Ω	Enento Group OYJ	2,076	38,112
	Evli OYJ, Class B	1,283	40,056
#	Finnair OYJ	26,021	91,314
#	Fiskars OYJ Abp	33,911	489,914
#	Fortum OYJ	151,462	3,577,886
	F-Secure OYJ	27,403	61,322
	Harvia OYJ	7,944	386,647
	Hiab OYJ	22,436	1,333,177
	HKFoods OYJ	32,204	63,933
	Huhtamaki OYJ	42,640	1,496,440
	Kalmar OYJ, Class B	31,343	1,602,499
	Kemira OYJ	87,969	2,069,106
	Kesko OYJ (KESKOA FH), Class A	29,734	743,552
#	Kesko OYJ (KESKOB FH), Class B	152,063	3,846,184
	Kone OYJ, Class B	71,787	5,158,964
	Konecranes OYJ	46,376	5,461,336
*	Lassila & Tikanoja OYJ	15,591	138,606
#*	Lindex Group OYJ	79,607	232,673
	Luotea PLC	28,417	97,305
	Mandatum OYJ	220,354	1,797,059
	Marimekko OYJ	12,559	191,626
#	Metsa Board OYJ (METSB FH), Class B	51,427	159,752
	Metso OYJ	286,680	5,604,805
#	NoHo Partners OYJ	1,954	18,531
	Nokia OYJ (NOKIA FH)	473,305	3,048,514

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nokia OYJ (NOKIA FP)	143,713	$923,979
#	Nokian Renkaat OYJ	44,735	573,920
	Nordea Bank Abp (NDA FH)	605,343	11,695,465
	Nordea Bank Abp (NDA SS)	212,648	4,103,040
	Olvi OYJ, Class A	10,348	410,880
	Oriola OYJ (OKDBV FH), Class B	60,233	83,273
#	Orion OYJ (ORNAV FH), Class A	11,860	973,811
	Orion OYJ (ORNBV FH), Class B	44,894	3,712,646
	Outokumpu OYJ	198,234	1,112,994
	Pihlajalinna OYJ	15,927	272,084
	Ponsse OYJ	3,591	108,844
	Puuilo OYJ	34,014	496,424
*	QT Group OYJ	5,045	158,640
	Raisio OYJ, Class V	69,541	226,342
	Revenio Group OYJ	5,435	129,295
	Sampo OYJ, Class A	389,693	4,347,284
	Sanoma OYJ	79,944	914,516
	Scanfil OYJ	11,458	153,855
#	Stora Enso OYJ, Class R	104,660	1,204,845
	Taaleri PLC	7,216	65,525
Ω	Terveystalo OYJ	84,728	1,018,166
#	TietoEVRY OYJ	51,025	1,107,638
#	Tokmanni Group Corp.	5,610	51,208
#	UPM-Kymmene OYJ	26,349	726,919
	Vaisala OYJ, Class A	9,903	492,558
#	Valmet OYJ	57,181	1,959,395
	Wartsila OYJ Abp	19,117	775,003
*	YIT OYJ	87,658	320,727
TOTAL FINLAND			79,765,745
FRANCE — (6.3%)
*	74Software SA	7,304	316,158
	ABC arbitrage	6,384	41,357
	Accor SA	8,446	459,303
#	Aeroports de Paris SA	833	110,057
	Air Liquide SA	17,550	3,286,452
	Airbus SE	10,855	2,485,249
	AKWEL SADIR	6,577	61,793
*	Alstom SA	179,558	5,732,995
	Altamir	17,275	606,295
	Alten SA	12,097	1,185,880
Ω	Amundi SA	17,468	1,553,064
	Arkema SA	30,408	1,831,232
	Assystem SA	1,977	111,187
	Aubay	2,118	150,296
	AXA SA	28,216	1,286,624
Ω	Ayvens SA	27,936	405,011
*	Bastide le Confort Medical	770	21,234
		Shares	Value»
FRANCE — (Continued)
#	Beneteau SACA	50,823	$477,973
	BioMerieux	1,920	222,963
	BNP Paribas SA	55,287	5,978,316
	Boiron SA	3,024	107,021
	Bollore SE	104,584	596,275
	Bonduelle SCA	9,348	117,230
	Bouygues SA	122,374	6,614,779
	Bureau Veritas SA	79,293	2,552,626
	Capgemini SE	6,789	1,054,862
	Carrefour SA	390,556	6,396,983
	CBo Territoria	13,564	59,789
*	Cegedim SA	3,342	52,969
	Cie de Saint-Gobain SA	74,147	7,318,713
	Cie des Alpes	24,700	760,482
	Cie Generale des Etablissements Michelin SCA	301,482	11,195,722
	Coface SA	99,865	1,826,446
	Credit Agricole SA	82,436	1,785,269
	Danone SA	45,098	3,533,874
	Dassault Aviation SA	435	165,376
	Derichebourg SA	108,712	1,024,598
	Eiffage SA	49,878	7,397,272
#*Ω	Elior Group SA	83,631	282,208
	Elis SA	172,867	5,019,097
*	Emeis SA	7,528	121,572
	Engie SA	760,357	22,701,528
	Eramet SA	3,227	279,665
	EssilorLuxottica SA	2,135	652,661
	Etablissements Maurel et Prom SA	85,985	671,875
	Eurazeo SE	17,993	1,080,821
	Eurofins Scientific SE	24,572	1,987,702
Ω	Euronext NV	9,721	1,361,462
*	Eutelsat Communications SACA	53,542	145,346
*	Figeac Aero	2,336	29,793
	Fnac Darty SA (0QSH LI)	2,700	113,289
	Fnac Darty SA (FNAC FP)	9,576	403,165
*	Forvia SE (FRVIA FP)	153,235	2,501,932
	Gaztransport Et Technigaz SA	16,426	3,538,955
	Getlink SE	8,518	168,609
	GL Events SACA	9,927	378,469
	Groupe Crit SA	2,535	191,169
#*	Guerbet	2,336	37,998
	Hermes International SCA	2,821	6,787,320
*	ID Logistics Group SACA	2,241	1,086,976
	Imerys SA	22,705	707,962
	Infotel SA	254	13,106
	Ipsen SA	13,284	2,170,144

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	IPSOS SA	38,098	$1,616,257
#	Jacquet Metals SACA	6,822	187,835
	JCDecaux SE	55,756	1,099,718
	Kaufman & Broad SA	11,012	409,737
	Laurent-Perrier	1,630	174,749
	Legrand SA	10,936	1,746,018
	Linedata Services	862	43,422
	LISI SA	7,074	448,469
	LNA Sante SA	4,672	129,008
	L'Oreal SA	3,263	1,499,150
	LVMH Moet Hennessy Louis Vuitton SE	1,185	764,804
*Ω	Maisons du Monde SA	8,338	15,819
	Manitou BF SA	5,811	153,207
	Mersen SA	10,021	306,403
#	Metropole Television SA	36,606	524,359
	Nexans SA	13,265	2,089,401
	North Atlantic Energies	2,536	141,496
	NRJ Group	18,897	162,638
	Oeneo SA	12,484	136,723
	Opmobility	78,985	1,513,329
	Orange SA (ORA FP)	1,286,762	23,920,926
#*	OVH Groupe SA	4,023	47,536
	Publicis Groupe SA (PUB FP)	27,802	2,778,761
	Quadient SA	11,793	223,171
	Renault SA	102,762	3,878,173
	Rexel SA	205,309	8,603,590
	Robertet SA	158	158,420
	SA d'Explosifs et de Produits Chimiques	82	23,949
	Safran SA	20,936	7,480,247
	Samse SACA	314	45,042
	Sanofi SA (SAN FP)	27,247	2,570,036
	Sartorius Stedim Biotech	436	97,432
	Savencia SA	3,513	248,979
	Schneider Electric SE (0NWV LI)	1,883	538,497
	Schneider Electric SE (SU FP)	11,379	3,262,380
	SCOR SE	92,243	3,005,938
	SEB SA	1,135	64,024
#	Seche Environnement SACA	4,299	400,779
	SES SA	237,728	1,947,120
*Ω	SMCP SA	12,452	90,521
	Societe BIC SA	16,367	1,054,344
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	83,614
	Societe Generale SA	86,638	7,592,038
	Societe LDC SADIR	3,690	413,727
	Sodexo SA	5,058	258,421
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	401	$12,480
*	Solutions 30 SE	10,601	11,459
	Sopra Steria Group	11,901	2,173,988
	SPIE SA	81,284	4,453,865
	Stef SA	4,362	647,386
#	STMicroelectronics NV (STM FP)	33,324	941,004
	Sword Group	4,261	184,420
	Synergie SE	7,052	256,402
	Technip Energies NV	99,599	3,903,226
	Teleperformance SE	8,764	566,114
	Television Francaise 1 SA	56,217	543,355
	Thales SA	10,190	3,119,420
	Thermador Groupe	3,866	360,802
	Tikehau Capital SCA	11,998	229,077
	TotalEnergies SE (TTE FP)	378,407	27,521,044
	Trigano SA	11,601	2,308,263
#*	Ubisoft Entertainment SA	18,626	96,095
	Valeo SE	310,098	4,330,949
	Vallourec SACA	192,412	4,083,530
	Vetoquinol SA	2,062	212,428
	Vicat SACA	14,931	1,383,513
	VIEL & Cie SA	16,841	360,349
	Vinci SA	41,979	6,035,934
	Virbac SACA	1,818	757,867
*	Viridien	7,518	1,137,248
#	Wavestone	1,697	121,158
*Ω	X-Fab Silicon Foundries SE	16,404	99,609
TOTAL FRANCE			279,117,741
GERMANY — (8.0%)
#	1&1 AG	33,655	1,071,795
	Adesso SE	1,446	139,444
	adidas AG	3,691	654,427
	AIXTRON SE	51,979	1,192,468
	Allgeier SE	4,754	126,223
	Allianz SE (ALV GR)	9,813	4,320,876
	Alzchem Group AG	5,513	1,007,858
	Amadeus Fire AG	420	19,369
	Atoss Software SE	5,327	613,931
Ω	Aumann AG	3,422	56,996
*	Aumovio SE	21,779	1,045,072
#	Aurubis AG	25,680	4,849,256
#	BASF SE	325,719	17,658,515
*	Basler AG	1,013	19,337
	Bayer AG	434,725	22,993,320
	Bayerische Motoren Werke AG	34,821	3,585,876
#*	BayWa AG (BYW6 GR)	19,806	80,232
#	Bechtle AG	41,971	2,175,448
Ω	Befesa SA	13,346	488,806
	Bertrandt AG	1,598	36,370
	Bijou Brigitte AG	5,897	302,896

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Bike24 Holding AG	2,531	$9,171
	Bilfinger SE	19,633	2,750,754
	Borussia Dortmund GmbH & Co. KGaA	59,830	231,145
#	Brenntag SE	46,217	2,811,826
	CANCOM SE (COK GR)	20,513	690,189
	Carl Zeiss Meditec AG	309	10,256
*	Ceconomy AG	104,282	551,069
*	CENIT AG	3,550	29,520
	Cewe Stiftung & Co. KGaA	7,270	870,773
	Commerzbank AG	306,138	12,583,696
	Continental AG	43,559	3,427,624
#	CTS Eventim AG & Co. KGaA	27,901	2,344,828
	Daimler Truck Holding AG	218,320	10,570,822
#	Dermapharm Holding SE	7,204	297,607
	Deutsche Bank AG (DB US)	114,383	4,486,101
	Deutsche Bank AG (DBK GR)	18,884	745,183
#	Deutsche Beteiligungs AG	9,791	295,828
	Deutsche Boerse AG	65,241	16,520,664
	Deutsche Lufthansa AG	366,551	3,776,012
Ω	Deutsche Pfandbriefbank AG	35,562	175,474
	Deutsche Post AG	339,804	19,004,718
	Deutsche Telekom AG (DTE GR)	713,773	23,952,975
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	5,867	196,016
	Deutz AG	81,056	1,037,979
	Draegerwerk AG & Co. KGaA	2,155	181,439
	Duerr AG	71,144	1,896,232
Ω	DWS Group GmbH & Co. KGaA	26,592	1,946,909
	E.ON SE	482,173	10,226,809
	Eckert & Ziegler SE	23,790	421,177
	Elmos Semiconductor SE	7,963	1,083,646
	ElringKlinger AG	35,514	178,974
#*	Evotec SE	32,507	239,395
	Fielmann Group AG	2,274	111,456
	flatexDEGIRO SE	117,214	5,717,666
*	Fraport AG Frankfurt Airport Services Worldwide	28,184	2,607,732
	Freenet AG	117,942	4,258,786
		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG (FME GR)	50,967	$2,294,482
	Fresenius SE & Co. KGaA	41,103	2,299,209
	Friedrich Vorwerk Group SE	6,850	735,864
	FUCHS SE	12,719	447,622
	GEA Group AG	75,384	5,390,169
#	Gerresheimer AG	5,302	158,366
	Gesco SE	3,270	58,323
#	GFT Technologies SE	21,811	537,106
	Hannover Rueck SE	11,492	3,249,358
#Ω	Hapag-Lloyd AG	2,969	426,531
	Heidelberg Materials AG	72,839	19,948,460
*	Heidelberger Druckmaschinen AG	253,454	551,050
	Hella GmbH & Co. KGaA	111	10,729
#*	HelloFresh SE	94,653	621,719
	Henkel AG & Co. KGaA	10,555	871,306
#	Hensoldt AG	12,068	1,198,866
#	HOCHTIEF AG	10,531	4,416,117
	Hornbach Holding AG & Co. KGaA	18,584	1,775,785
#	HUGO BOSS AG	41,652	1,727,043
	Indus Holding AG	15,533	591,010
	Infineon Technologies AG (IFNNY US), ADR	25,149	1,232,552
	Infineon Technologies AG (IFX GR)	238,824	11,674,311
	Init Innovation in Traffic Systems SE	4,242	241,102
Ω	Instone Real Estate Group SE	12,760	130,284
#	IVU Traffic Technologies AG	6,118	152,152
	Jenoptik AG	33,877	1,069,135
Ω	JOST Werke SE	14,956	1,109,307
#	K&S AG	127,886	2,095,381
#	KION Group AG	56,418	3,985,074
#	Kloeckner & Co. SE	36,398	474,160
	Knorr-Bremse AG	24,318	2,831,471
#	Kontron AG	38,571	1,070,119
	Krones AG	12,389	1,993,635
	KSB SE & Co. KGaA	83	102,006
	KWS Saat SE & Co. KGaA	12,023	1,068,142
#	Leifheit AG	4,622	84,169
*	MAX Automation SE	1,669	8,853
#*	Medios AG	753	14,272
	Mercedes-Benz Group AG	73,853	5,047,425
	Merck KGaA	1,336	199,054
	MLP SE	72,501	631,990

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	MTU Aero Engines AG	10,646	$4,732,944
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,913	7,220,188
#	Mutares SE & Co. KGaA	16,342	631,542
#	Nagarro SE	3,616	303,899
#	Nemetschek SE	17,287	1,510,440
*	Nordex SE	18,667	747,360
	Norma Group SE	3,662	63,742
	Patrizia SE	20,053	202,940
*	Pentixapharm Holding AG	7,772	17,395
	Pfeiffer Vacuum Technology AG	1,288	250,523
#	ProCredit Holding AG	21,344	215,017
	Puma SE (PUM GR)	1,990	50,868
*	PVA TePla AG	13,054	409,894
#*	q.beyond AG	40,000	38,297
*	R Stahl AG	341	5,907
	Rational AG	1,342	1,075,366
#	RENK Group AG	3,853	248,063
	Rheinmetall AG	10,704	22,680,130
#	RTL Group SA	14,881	648,809
	RWE AG	48,169	3,058,917
	SAF-Holland SE	27,426	551,352
	Salzgitter AG	6,973	374,180
	Schaeffler AG	47,886	564,772
Ω	Scout24 SE	4,867	484,564
	Secunet Security Networks AG	917	257,604
	Siemens AG (SIE GR)	11,911	3,601,054
*	Siemens Energy AG	12,852	2,189,724
Ω	Siemens Healthineers AG	9,154	456,908
#	Siltronic AG	4,539	281,820
	Sixt SE	8,750	685,663
#*	SMA Solar Technology AG	5,937	258,277
#	Stroeer SE & Co. KGaA	9,439	377,384
#	Suedzucker AG	19,777	226,426
#	SUSS MicroTec SE	6,708	394,557
	Symrise AG	1,250	105,234
	Takkt AG	14,899	63,709
*	Talanx AG	24,927	3,144,059
	Technotrans SE	3,060	120,409
	thyssenkrupp AG	280,860	3,744,067
*	Tkms AG& Co. KGaA	14,043	1,641,174
*	TUI AG	172,346	1,837,556
	United Internet AG	58,122	1,890,879
*	Verbio SE	15,266	450,785
	Volkswagen AG	7,398	897,879
#	Vossloh AG	15,168	1,452,025
#	Wacker Chemie AG	4,115	334,190
#	Wacker Neuson SE	33,887	773,939
		Shares	Value»
GERMANY — (Continued)
	Washtec AG	5,350	$304,966
*	Westwing Group SE	1,744	29,678
	Wuestenrot & Wuerttembergische AG	18,723	333,267
	Zeal Network SE	1,813	104,361
TOTAL GERMANY			353,247,378
HONG KONG — (1.3%)
	Aeon Credit Service Asia Co. Ltd.	74,000	70,611
	AIA Group Ltd.	483,800	5,581,830
*	Allied Group Ltd.	160,000	59,510
	APAC Resources Ltd.	290,903	104,017
	Asia Financial Holdings Ltd.	136,000	84,951
	ASMPT Ltd.	29,000	386,743
	Bank of East Asia Ltd.	346,700	662,232
	BOC Hong Kong Holdings Ltd.	238,000	1,253,305
*	Bright Smart Securities & Commodities Group Ltd.	650,000	736,229
	Build King Holdings Ltd.	240,000	42,964
	Cafe de Coral Holdings Ltd.	140,000	84,262
	Cathay Pacific Airways Ltd.	814,000	1,276,283
	Chevalier International Holdings Ltd.	30,055	16,620
#*	China Star Entertainment Ltd.	1,552,000	882,851
	Chow Sang Sang Holdings International Ltd.	349,000	653,422
	CITIC Telecom International Holdings Ltd.	1,771,000	582,915
	CK Hutchison Holdings Ltd.	76,460	616,520
	CK Infrastructure Holdings Ltd.	17,500	143,732
*	CK Life Sciences International Holdings, Inc.	258,000	27,778
#††	Convoy, Inc.	5,166,000	20,698
Ω	Crystal International Group Ltd.	519,000	489,381
	CTF Services Ltd.	771,503	903,768
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	311,795	444,138

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Dah Sing Financial Holdings Ltd.	128,266	$620,259
*	Deep Source Holdings Ltd.	870,000	91,750
	Dickson Concepts International Ltd.	83,500	60,506
	Dream International Ltd.	48,000	54,543
	Eagle Nice International Holdings Ltd.	242,000	107,740
††	EcoGreen International Group Ltd.	234,000	10,672
*	Far East Consortium International Ltd.	512,938	54,567
	First Pacific Co. Ltd.	1,837,200	1,437,507
#*Ω	FIT Hon Teng Ltd.	1,215,000	759,477
	FSE Lifestyle Services Ltd.	90,000	65,624
	Galaxy Entertainment Group Ltd.	77,000	391,219
	Get Nice Holdings Ltd.	30,430	11,815
	Giordano International Ltd.	906,000	170,477
	Glorious Sun Enterprises Ltd.	447,000	78,419
	Great Eagle Holdings Ltd.	36,003	74,327
	G-Resources Group Ltd.	229,930	353,505
	Guoco Group Ltd.	2,000	18,297
#	Guotai Junan International Holdings Ltd.	2,101,000	718,558
	Hang Lung Group Ltd.	409,000	880,743
	Hang Lung Properties Ltd.	152,571	184,103
	Henderson Land Development Co. Ltd.	88,575	352,317
*	HKR International Ltd.	265,188	41,621
	HKT Trust & HKT Ltd.	1,262,000	1,891,259
	Hong Kong & China Gas Co. Ltd.	158,735	149,504
	Hong Kong Exchanges & Clearing Ltd.	74,500	4,107,265
	Hong Kong Ferry Holdings Co. Ltd.	16,000	10,069
	Hong Kong Technology Venture Co. Ltd.	218,659	40,030
		Shares	Value»
HONG KONG — (Continued)
*	Hongkong & Shanghai Hotels Ltd.	271,220	$217,683
	Hutchison Telecommunications Hong Kong Holdings Ltd.	970,000	144,042
	IGG, Inc.	462,000	217,912
Ω	Impro Precision Industries Ltd.	321,000	263,105
	Jacobson Pharma Corp. Ltd.	112,000	17,744
	Johnson Electric Holdings Ltd.	464,085	1,598,547
	K Wah International Holdings Ltd.	652,000	216,756
	Karrie International Holdings Ltd.	78,000	24,567
	Kerry Properties Ltd.	270,500	821,174
	KLN Logistics Group Ltd.	201,250	181,681
	Kowloon Development Co. Ltd.	124,504	78,256
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	2,400	152
	Liu Chong Hing Investment Ltd.	34,000	19,350
	Luk Fook Holdings International Ltd.	278,000	1,142,061
	Man Wah Holdings Ltd.	844,400	523,737
#*	Melco International Development Ltd.	45,000	24,327
*	Midland Holdings Ltd.	130,000	50,611
	Miramar Hotel & Investment	84,000	116,215
	Modern Dental Group Ltd.	345,000	260,025
*	Modern Innovative Digital Technology Co. Ltd.	208,000	3,132
*	Mongolian Mining Corp.	810,000	1,402,743
#	MTR Corp. Ltd.	12,216	54,017
	NagaCorp Ltd.	407,784	240,230
	Nameson Holdings Ltd.	714,000	95,959
*	National United Resources Holdings Ltd.	3,500	278
*	New World Development Co. Ltd.	184,000	267,714
*††	NewOcean Energy Holdings Ltd.	788,000	0
#	Nissin Foods Co. Ltd.	135,000	126,095

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Oriental Watch Holdings	432,368	$188,702
*	Oshidori International Holdings Ltd.	2,508,000	289,178
	Pacific Basin Shipping Ltd.	5,497,000	2,158,855
	Pacific Textiles Holdings Ltd.	299,000	47,140
	PAX Global Technology Ltd.	341,000	215,196
	PCCW Ltd.	281,415	210,314
	Perfect Medical Health Management Ltd.	120,000	18,598
	Pico Far East Holdings Ltd.	798,000	286,888
	Plover Bay Technologies Ltd.	144,000	128,517
	PRADA SpA	63,400	324,125
Ω	Regina Miracle International Holdings Ltd.	167,000	49,742
Ω	Samsonite Group SA	640,800	1,628,061
	SAS Dragon Holdings Ltd.	294,000	172,539
	Shangri-La Asia Ltd.	595,666	371,427
	Singamas Container Holdings Ltd.	812,000	66,548
	Sino Land Co. Ltd.	384,451	578,564
	SITC International Holdings Co. Ltd.	793,000	2,961,199
	SmarTone Telecommunications Holdings Ltd.	328,666	205,543
#*	Solomon Systech International Ltd.	802,000	44,647
#	Stella International Holdings Ltd.	465,500	860,587
	Sun Hung Kai & Co. Ltd.	472,341	259,705
	Sun Hung Kai Properties Ltd.	31,282	502,354
	Sundart Holdings Ltd.	126,000	13,278
#	SUNeVision Holdings Ltd.	419,000	357,481
	Swire Pacific Ltd. (19 HK), Class A	120,000	1,157,987
	Swire Pacific Ltd. (87 HK), Class B	157,500	255,708
	TAI Cheung Holdings Ltd.	47,000	22,729
	Tai Hing Group Holdings Ltd.	194,000	26,793
*	Taung Gold International Ltd.	155,000	10,720
	Techtronic Industries Co. Ltd.	111,000	1,515,316
		Shares	Value»
HONG KONG — (Continued)
*	Television Broadcasts Ltd.	52,400	$20,382
	Texhong International Group Ltd.	302,500	216,029
	Texwinca Holdings Ltd.	378,000	62,981
	Tradelink Electronic Commerce Ltd.	162,000	22,412
	Transport International Holdings Ltd.	13,878	18,443
	United Laboratories International Holdings Ltd.	1,027,000	1,563,717
	Value Partners Group Ltd.	250,000	77,980
	Vitasoy International Holdings Ltd.	52,000	46,516
*	Viva Goods Co. Ltd.	120,000	9,831
	VSTECS Holdings Ltd.	745,200	737,309
	VTech Holdings Ltd.	85,900	668,945
Ω	WH Group Ltd.	2,112,568	2,493,032
	Wing On Co. International Ltd.	30,000	52,935
*	Xingye Alloy Materials Group Ltd.	121,000	15,902
#	Xinyi Glass Holdings Ltd.	1,085,286	1,418,158
#	Yue Yuen Industrial Holdings Ltd.	522,000	1,164,214
TOTAL HONG KONG			59,486,273
IRELAND — (0.6%)
	AIB Group PLC	702,702	7,854,895
	Bank of Ireland Group PLC	586,082	11,907,686
	Cairn Homes PLC	503,745	1,244,830
	FBD Holdings PLC (FBD ID)	15,573	297,879
	Glanbia PLC (GLB ID)	110,733	2,133,928
*Ω	Glenveagh Properties PLC	415,156	962,582
	Irish Continental Group PLC (IR5B ID)	94,874	717,920
	Kerry Group PLC (KYGA ID), Class A	1,235	109,782
	Kingspan Group PLC (KSP ID)	21,865	1,903,886
*	Permanent TSB Group Holdings PLC	62,665	231,773
TOTAL IRELAND			27,365,161

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (1.4%)
*	AFI Properties Ltd.	2,858	$219,399
	Albaad Massuot Yitzhak Ltd.	1,547	17,954
	Alrov Properties & Lodgings Ltd.	3,510	291,699
	Altshuler Shaham Finance Ltd.	26,346	53,065
#	Amos Luzon Development & Energy Group Ltd.	28,031	43,457
	Analyst IMS Investment Management Services Ltd.	961	48,480
	Arad Ltd.	8,947	150,309
*	Ashdod Refinery Ltd.	4,986	103,037
	Ashtrom Group Ltd.	6,397	141,432
	AudioCodes Ltd. (AUDC US)	5,277	44,063
	Automatic Bank Services Ltd.	11,018	82,444
	Ayalon Holdings Ltd.	5,103	154,419
#	Azorim-Investment Development & Construction Co. Ltd.	22,180	141,959
	Azrieli Group Ltd.	201	26,955
	Bank Hapoalim BM	99,621	2,462,774
	Bank Leumi Le-Israel BM	199,102	4,786,279
#	Baran Group Ltd.	3,482	30,900
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	934,232
	Bezeq The Israeli Telecommunication Corp. Ltd.	347,782	893,168
	Carasso Motors Ltd.	31,251	374,719
#	Carasso Real Estate Ltd.	6,653	72,689
	Castro Model Ltd.	588	26,510
	Cellcom Israel Ltd. (CEL IT)	31,987	379,824
	Cellcom Israel Ltd. (CELJF US)	44,794	539,544
*	Cielo-Blu Group Ltd.	28,500	29,254
	Clal Insurance Enterprises Holdings Ltd.	46,879	3,409,372
	Cohen Development Gas & Oil Ltd.	216	13,629
*	Compugen Ltd.	11,330	21,687
	Danel Adir Yeoshua Ltd.	2,820	429,674
	Danya Cebus Ltd.	1,721	80,455
	Delek Group Ltd.	5,388	1,516,232
	Delta Galil Ltd.	7,154	389,056
		Shares	Value»
ISRAEL — (Continued)
	Delta Israel Brands Ltd.	1,791	$85,119
	Diplomat Holdings Ltd.	7,551	126,971
#	Direct Finance of Direct Group 2006 Ltd.	1,649	289,664
	Dor Alon Energy in Israel 1988 Ltd.	3,031	161,672
*	Doral Group Renewable Energy Resources Ltd.	11,168	156,231
	Duniec Brothers Ltd.	1,023	89,393
#	El Al Israel Airlines	62,182	351,652
	Electra Consumer Products 1970 Ltd.	3,998	127,981
	Electra Ltd.	10,240	355,157
*	Ellomay Capital Ltd.	2,696	72,466
*	Equital Ltd.	17,929	839,130
*	Fattal Holdings 1998 Ltd.	2,508	515,938
	First International Bank of Israel Ltd.	11,171	948,404
	FMS Enterprises Migun Ltd.	2,031	175,335
	Formula Systems 1985 Ltd. (FORTY IT)	4,452	710,515
	Fox Wizel Ltd.	4,361	440,282
*	Gilat Satellite Networks Ltd.	8,091	156,830
#*	Hagag Group Real Estate Development	16,156	130,084
	Hamat Group Ltd.	5,120	28,164
	Harel Insurance Investments & Financial Services Ltd.	90,237	4,139,027
	Hilan Ltd.	8,281	660,724
	ICL Group Ltd.	1,654	8,981
	IDI Insurance Co. Ltd.	6,733	528,826
*	IES Holdings Ltd.	1,534	215,485
	Inrom Construction Industries Ltd.	91,982	598,832
	Isracard Ltd.	145,660	690,920
	Israel Discount Bank Ltd., Class A	230,839	2,719,598
#*	Israir Group Ltd.	77,586	41,482
	Isras Investment Co. Ltd.	966	305,590
	Issta Ltd.	6,350	226,787
	Kamada Ltd. (KMDA IT)	8,369	70,343
*	Kamada Ltd. (KMDA US)	2,085	17,347

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Kardan Real Estate Enterprise & Development Ltd.	24,161	$47,338
	Kenon Holdings Ltd.	1,132	80,727
	Land Development Nimrodi Group Ltd.	8,877	106,363
	Libra Insurance Co. Ltd.	2,153	12,559
	M Yochananof & Sons Ltd.	2,321	276,507
	Magic Software Enterprises Ltd. (MGIC IT)	15,105	393,591
*	Malam - Team Ltd.	4,820	204,307
	Matrix IT Ltd.	9,607	431,206
	Max Stock Ltd.	45,083	406,907
	Mediterranean Towers Ltd.	78,469	389,989
	Meitav Investment House Ltd.	36,615	1,425,861
	MENIF - Financial Services Ltd.	17,757	143,075
	Menora Mivtachim Holdings Ltd.	20,160	2,590,462
*	Meshek Energy Renewable Energies Ltd.	71,331	246,914
	Meshulam Levinstein Contracting & Engineering Ltd.	1,509	304,302
	Migdal Insurance & Financial Holdings Ltd.	202,108	1,084,435
	Mivtach Shamir Holdings Ltd.	1,785	236,134
	Mizrahi Tefahot Bank Ltd.	11,602	907,622
	Naphtha Israel Petroleum Corp. Ltd.	10,721	92,952
	Nawi Group Ltd.	13,598	240,871
	Neto Malinda Trading Ltd.	2,521	145,224
*	Neto ME Holdings Ltd.	867	74,634
	Next Vision Stabilized Systems Ltd.	23,238	2,096,094
*	Nova Ltd. (NVMI IT)	194	94,700
	Oil Refineries Ltd.	1,351,516	444,430
	One Software Technologies Ltd.	15,311	440,141
	Palram Industries 1990 Ltd.	11,175	204,013
	Partner Communications Co. Ltd.	97,735	1,187,598
		Shares	Value»
ISRAEL — (Continued)
	Paz Retail & Energy Ltd.	7,318	$1,790,852
*	Perion Network Ltd.	11,917	103,249
	Phoenix Financial Ltd.	52,640	2,555,022
	Plasson Industries Ltd.	1,335	73,960
	Polyram Plastic Industries Ltd.	24,917	83,208
	Prashkovsky Investments & Construction Ltd.	178	8,987
*	Priortech Ltd.	264	22,053
	Qualitau Ltd.	1,674	361,996
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,030	459,261
*	Rani Zim Shopping Centers Ltd.	41,874	65,795
#*	Rapac Communication & Infrastructure Ltd.	788	19,845
	Retailors Ltd.	3,541	50,536
	Scope Metals Group Ltd.	5,426	320,664
*	Shikun & Binui Soltec Renewable Energy	71,775	78,859
	Shufersal Ltd.	67,433	870,900
	Summit Real Estate Holdings Ltd.	27,308	555,650
#	Tadiran Group Ltd.	2,028	100,528
Ω	Tamar Petroleum Ltd.	12,970	142,683
*	TAT Technologies Ltd.	1,157	56,884
	Tel Aviv Stock Exchange Ltd.	679	26,087
	Telsys Ltd.	1,595	117,597
#*	Tera Light Ltd.	18,659	92,035
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	114,334	3,896,503
	Tiv Taam Holdings 1 Ltd.	45,138	162,363
*	Tower Semiconductor Ltd. (TSEM IT)	377	49,780
#	Victory Supermarket Chain Ltd.	3,715	66,168
	YD More Investments Ltd.	11,785	182,486
	YH Dimri Construction & Development Ltd.	233	29,583
TOTAL ISRAEL			60,546,090

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (3.1%)
	A2A SpA	1,115,935	$3,366,550
	ACEA SpA	23,610	658,065
	Amplifon SpA	25,120	405,001
	Ariston Holding NV	45,460	256,381
	Arnoldo Mondadori Editore SpA	109,582	277,011
	Ascopiave SpA	28,986	115,619
	Azimut Holding SpA	55,894	2,361,181
	Banca Generali SpA	25,451	1,714,890
	Banca IFIS SpA	23,326	759,593
	Banca Mediolanum SpA	64,894	1,522,297
	Banca Monte dei Paschi di Siena SpA	459,257	4,764,239
	Banco BPM SpA	508,021	7,614,886
	Banco di Desio e della Brianza SpA	29,074	321,517
*Ω	BFF Bank SpA	83,739	802,989
#	Biesse SpA	1,204	8,897
	BPER Banca SpA	1,125,069	15,844,829
	Brembo NV	47,445	570,732
#	Brunello Cucinelli SpA	17,481	1,675,453
	Buzzi SpA	10,799	614,728
*	Cairo Communication SpA	62,700	208,554
	Cembre SpA	1,846	152,422
	Cementir Holding NV	23,656	531,904
*	CIR SpA-Compagnie Industriali	731,369	606,205
	Credito Emiliano SpA	87,133	1,602,644
#*	Cy4gate SpA	1,980	17,915
	d'Amico International Shipping SA	58,379	412,346
	Danieli & C Officine Meccaniche SpA (DAN IM)	4,867	359,322
	Danieli & C Officine Meccaniche SpA (DANR IM)	19,287	995,044
	Emak SpA	9,490	10,609
Ω	Enav SpA	94,202	543,691
	Enel SpA	1,243,802	13,742,202
	Eni SpA (ENI IM)	358,819	7,333,940
	Esprinet SpA	37,403	275,268
#	Ferretti SpA	85,222	363,434
	Fiera Milano SpA	17,420	143,740
	Fila SpA	20,287	220,337
*	Fincantieri SpA	23,519	446,428
	FinecoBank Banca Fineco SpA	36,826	976,266
	FNM SpA	170,685	100,356
	Garofalo Health Care SpA	11,922	78,970
	Gefran SpA	1,088	14,019
	Generali	2,406	98,142
#	GPI SpA	1,425	30,449
		Shares	Value»
ITALY — (Continued)
	Hera SpA	384,502	$1,902,787
	IMMSI SpA	149,021	94,187
	Intercos SpA	1,239	18,749
	Intesa Sanpaolo SpA	573,096	4,057,163
	Italmobiliare SpA	13,132	433,621
	Iveco Group NV	188,079	4,207,080
	Maire SpA	127,750	2,232,092
	MFE-MediaForEurope NV, Class A	91,495	336,207
	MFE-MediaForEurope NV (MFEA IM), Class A	284,813	1,062,442
#	MFE-MediaForEurope NV (MFEB IM), Class B	76,382	367,178
	Moltiply Group SpA	11,449	472,991
	Moncler SpA	22,835	1,330,451
*	NewPrinces SpA	10,349	240,909
	Orsero SpA	14,705	340,146
Ω	OVS SpA	344,563	1,947,585
#	Pharmanutra SpA	520	38,934
#	Piaggio & C SpA	126,067	260,715
Ω	Pirelli & C SpA	220,920	1,663,574
Ω	Poste Italiane SpA	107,568	2,833,142
	Prysmian SpA	17,495	2,072,164
Ω	RAI Way SpA	81,110	549,984
	Recordati Industria Chimica e Farmaceutica SpA	15,925	877,457
	Reply SpA	5,989	785,176
	Rizzoli Corriere Della Sera Mediagroup SpA	161,744	186,921
	Sabaf SpA	980	16,045
*	Safilo Group SpA	14,771	37,440
#	Saipem SpA	508,900	1,879,498
#	Sanlorenzo SpA	1,658	63,528
	Sesa SpA	4,033	427,812
	Sogefi SpA	73,717	280,792
	SOL SpA	26,121	1,406,318
	Stellantis NV (STLAM IM)	237,111	2,326,639
	Tamburi Investment Partners SpA	41,568	470,586
Ω	Technogym SpA	59,339	1,239,170
*	Telecom Italia SpA (TIT IM)	8,671,317	5,882,039
*	Telecom Italia SpA (TITR IM)	3,194,631	2,536,618
#	Tenaris SA (TS US), ADR	3,352	148,494
*	TREVI - Finanziaria Industriale SpA	188,290	156,267
#	TXT e-solutions SpA	872	29,468
	UniCredit SpA	147,245	12,831,790
	Unipol Assicurazioni SpA	171,964	3,829,941
	Webuild SpA	97,627	404,362

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Wiit SpA	3,370	$104,377
#	Zignago Vetro SpA	7,004	62,908
TOTAL ITALY			135,364,812
JAPAN — (22.7%)
#	&Do Holdings Co. Ltd.	10,900	76,932
	77 Bank Ltd.	44,800	2,460,395
	A&D HOLON Holdings Co. Ltd.	22,300	329,407
	AB & Company Co. Ltd.	7,300	56,970
#	ABC-Mart, Inc.	3,900	62,478
	Achilles Corp.	4,900	46,173
	Acom Co. Ltd.	127,800	422,766
	AD Works Group Co. Ltd.	36,760	105,359
	ADEKA Corp.	71,300	2,119,344
#	Ad-sol Nissin Corp.	10,200	116,473
#	Advan Group Co. Ltd.	13,700	84,179
	Advantest Corp.	27,500	4,548,128
	Aeon Co. Ltd.	442,242	6,048,808
#*	Aeon Fantasy Co. Ltd.	5,700	104,963
#	AEON Financial Service Co. Ltd.	27,186	296,754
#	Aeon Hokkaido Corp.	20,200	122,381
	Aeon Kyushu Co. Ltd.	2,200	41,407
#	AFC-HD AMS Life Science Co. Ltd.	14,400	82,302
	AGC, Inc.	52,100	1,922,463
	Ahresty Corp.	32,200	172,385
	Ai Holdings Corp.	1,500	25,859
	Aica Kogyo Co. Ltd.	9,800	222,446
	Aichi Corp.	23,700	208,952
#	Aichi Financial Group, Inc.	9,639	341,999
	Aichi Steel Corp.	59,600	1,186,797
	Aichi Tokei Denki Co. Ltd.	7,400	133,437
	Aida Engineering Ltd.	35,278	273,274
	Aiful Corp.	232,800	827,770
	Ain Holdings, Inc.	9,471	395,507
	Aiphone Co. Ltd.	8,300	159,487
	Air Water, Inc.	99,200	1,505,778
#	Airman Corp.	18,500	230,953
	Airport Facilities Co. Ltd.	21,100	133,996
	Aisan Industry Co. Ltd.	43,700	622,009
	Aisin Corp.	161,118	2,886,429
	AIT Corp.	5,900	85,585
#	Aizawa Securities Group Co. Ltd.	5,800	53,257
	Ajinomoto Co., Inc.	94,600	2,164,149
	Akatsuki Corp.	30,500	122,733
	Akatsuki, Inc.	3,600	59,270
		Shares	Value»
JAPAN — (Continued)
*	Akebono Brake Industry Co. Ltd.	95,140	$69,640
	Akita Bank Ltd.	2,200	72,296
	Albis Co. Ltd.	5,100	86,383
	Alconix Corp.	27,500	482,558
	Alfresa Holdings Corp.	41,600	669,963
	Alinco, Inc.	1,500	10,870
#	Alleanza Holdings Co. Ltd.	9,100	63,532
#	Alpen Co. Ltd.	13,600	190,857
	Alpha Corp.	1,400	11,570
#	Alpha Systems, Inc.	5,400	132,283
	Alps Alpine Co. Ltd.	154,915	2,029,060
	ALSOK Co. Ltd.	85,000	658,487
	Altech Corp.	10,820	183,979
	Amada Co. Ltd.	122,700	1,571,867
	Amano Corp.	19,000	482,212
	Amvis Holdings, Inc.	29,500	91,042
	Anabuki Kosan, Inc.	3,600	54,212
	Anest Iwata Corp.	27,400	292,972
	Anicom Holdings, Inc.	33,600	228,618
	Anrakutei Co. Ltd.	600	14,427
	AOI Electronics Co. Ltd.	900	15,275
	AOKI Holdings, Inc.	29,378	350,824
	Aoyama Trading Co. Ltd.	36,481	619,210
	Aoyama Zaisan Networks Co. Ltd.	21,200	207,403
	Aozora Bank Ltd.	2,916	47,242
	Arata Corp.	26,466	528,015
#	Araya Industrial Co. Ltd.	3,600	122,537
#	ARCLANDS Corp.	66,648	825,252
	Arcs Co. Ltd.	29,696	667,158
	ARE Holdings, Inc.	38,900	911,938
	Arealink Co. Ltd.	29,708	213,483
	Argo Graphics, Inc.	50,400	469,398
	Arisawa Manufacturing Co. Ltd.	14,000	161,789
	Art Vivant Co. Ltd.	1,600	16,963
	Artience Co. Ltd.	22,200	532,230
	Artnature, Inc.	5,700	30,428
	As One Corp.	4,500	67,594
	Asahi Co. Ltd.	2,444	20,380
	Asahi Diamond Industrial Co. Ltd.	44,843	262,441
	Asahi Group Holdings Ltd.	83,400	873,102
	Asahi Intecc Co. Ltd.	12,400	206,710
	Asahi Kasei Corp.	362,900	3,520,496
#	Asahi Kogyosha Co. Ltd.	15,600	363,645
	Asahi Net, Inc.	7,600	34,900
	Asahi Printing Co. Ltd.	3,400	19,652

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Yukizai Corp.	13,100	$457,711
	Asanuma Corp.	80,000	546,796
	Asia Pile Holdings Corp.	34,300	312,240
	Asics Corp.	151,000	3,634,974
#	ASKA Pharmaceutical Holdings Co. Ltd.	19,800	320,188
	ASKUL Corp.	28,169	248,803
	Astellas Pharma, Inc.	417,946	5,813,581
	Astena Holdings Co. Ltd.	21,700	67,149
	Atrae, Inc.	6,800	30,509
*	Atsugi Co. Ltd.	6,300	47,084
	Aucnet, Inc.	21,600	287,246
	Autobacs Seven Co. Ltd.	64,100	682,829
#	Aval Data Corp.	800	15,298
	Avant Group Corp.	7,900	83,926
	Avantia Co. Ltd.	6,900	37,874
	Avex, Inc.	16,800	130,022
	Awa Bank Ltd.	32,497	1,092,779
#	Axell Corp.	4,400	34,943
	Axial Retailing, Inc.	75,244	565,033
	Azbil Corp.	52,300	457,714
	AZ-COM MARUWA Holdings, Inc.	12,601	80,880
	AZOOM Co. Ltd.	1,600	46,874
	Bandai Namco Holdings, Inc.	36,600	949,723
	Bando Chemical Industries Ltd.	27,700	362,876
#*	Bank of Innovation, Inc.	600	24,372
	Bank of Iwate Ltd.	4,000	158,200
	Bank of Nagoya Ltd.	23,403	741,558
	Bank of Saga Ltd.	5,571	165,825
	Bank of the Ryukyus Ltd.	37,600	536,484
	Base Co. Ltd.	3,000	59,123
*	baudroie, Inc.	2,600	34,396
	BayCurrent, Inc.	39,200	1,381,223
#	Belc Co. Ltd.	8,800	435,954
	Bell System24 Holdings, Inc.	19,900	184,529
	Belluna Co. Ltd.	40,879	257,440
	Bic Camera, Inc.	1,200	13,334
	BIPROGY, Inc.	20,000	664,187
	B-Lot Co. Ltd.	8,200	79,791
	Blue Zones Holdings Co. Ltd.	8,900	510,698
	BML, Inc.	13,692	346,502
#	Bookoff Group Holdings Ltd.	9,200	94,345
*††	Bourbon Corp. SA	9,346	0
	B-R31 Ice Cream Co. Ltd.	900	23,214
	Bridgestone Corp.	97,400	2,192,889
		Shares	Value»
JAPAN — (Continued)
#	Broadband Tower, Inc.	11,500	$13,255
	Broadleaf Co. Ltd.	2,700	11,543
	Brother Industries Ltd.	121,500	2,477,092
#	Buffalo, Inc.	7,400	215,500
	Bunka Shutter Co. Ltd.	59,800	781,895
	Business Brain Showa-Ota, Inc.	4,900	106,515
	Business Engineering Corp.	12,000	111,254
	C Uyemura & Co. Ltd.	3,400	393,199
	CAC Holdings Corp.	5,400	70,046
	Calbee, Inc.	1,500	29,349
	Canon Marketing Japan, Inc.	16,400	715,509
	Canon, Inc. (7751 JP)	5,400	164,370
	Canon, Inc. (CAJ US), Sponsored ADR	19,564	595,333
	Capcom Co. Ltd.	40,800	1,039,947
	Career Design Center Co. Ltd.	1,300	20,571
#	Careerlink Co. Ltd.	2,700	46,115
	Carlit Co. Ltd.	17,700	259,819
	Casio Computer Co. Ltd.	7,600	74,305
	Cawachi Ltd.	11,991	240,330
	CCI Group, Inc.	115,000	689,773
#	CDS Co. Ltd.	2,600	30,551
	Celsys, Inc.	16,443	153,833
	Central Automotive Products Ltd.	31,800	429,975
	Central Glass Co. Ltd.	34,000	801,508
	Central Security Patrols Co. Ltd.	3,000	56,578
#	Central Sports Co. Ltd.	4,500	70,867
	Change Holdings, Inc.	6,900	46,935
#	Charm Care Corp. KK	9,700	81,792
	Chiba Bank Ltd.	90,500	1,225,254
	Chiba Kogyo Bank Ltd.	35,000	450,251
#	Chikaranomoto Holdings Co. Ltd.	3,400	31,575
	Chino Corp.	11,800	107,339
	Chiyoda Co. Ltd.	3,782	26,877
	Chiyoda Integre Co. Ltd.	7,600	162,587
	Chofu Seisakusho Co. Ltd.	6,955	90,017
	Chori Co. Ltd.	10,100	257,947
	Choushimaru Co. Ltd.	1,400	14,708

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chubu Shiryo Co. Ltd.	17,700	$207,057
#	Chubu Steel Plate Co. Ltd.	15,500	221,137
	Chudenko Corp.	14,800	422,143
	Chuetsu Pulp & Paper Co. Ltd.	13,289	173,310
	Chugai Pharmaceutical Co. Ltd.	68,900	3,935,615
	Chugai Ro Co. Ltd.	4,600	139,499
	Chugin Financial Group, Inc.	69,500	1,257,968
	Chugoku Marine Paints Ltd.	39,000	1,099,953
#	Chuo Spring Co. Ltd.	11,700	258,495
	Chuo Warehouse Co. Ltd.	8,300	91,809
	Citizen Watch Co. Ltd.	158,100	1,397,320
	CKD Corp.	19,000	506,809
	CK-San-Etsu Co. Ltd.	4,100	113,405
	Cleanup Corp.	6,900	38,990
	CMK Corp.	32,100	113,687
	Coca-Cola Bottlers Japan Holdings, Inc.	27,685	617,560
	Computer Engineering & Consulting Ltd.	3,300	47,049
#	Computer Institute of Japan Ltd.	12,520	42,444
	COMSYS Holdings Corp.	28,459	889,171
	Comture Corp.	2,800	29,403
	Copro-Holdings Co. Ltd.	5,600	38,947
	Core Corp.	900	13,373
	Corona Corp.	2,100	12,910
	Cosel Co. Ltd.	15,963	120,387
	Cosmo Energy Holdings Co. Ltd.	152,200	4,564,040
	Cosmos Initia Co. Ltd.	11,900	90,367
	Cosmos Pharmaceutical Corp.	13,400	600,270
#	Cota Co. Ltd.	989	7,512
#	Create Restaurants Holdings, Inc.	119,600	572,391
	Create SD Holdings Co. Ltd.	6,600	138,634
	Credit Saison Co. Ltd.	113,500	3,064,282
	Creek & River Co. Ltd.	4,000	39,364
	Cresco Ltd.	19,800	214,976
		Shares	Value»
JAPAN — (Continued)
#	CTI Engineering Co. Ltd.	26,000	$497,001
	CTS Co. Ltd.	8,000	52,760
	Curves Holdings Co. Ltd.	14,600	70,414
	CyberAgent, Inc.	25,370	230,159
	Cybozu, Inc.	13,800	212,832
	Dai Nippon Printing Co. Ltd.	18,000	322,960
	Dai Nippon Toryo Co. Ltd.	18,850	168,025
	Daicel Corp.	163,800	1,546,303
	Daido Metal Co. Ltd.	44,606	296,750
	Daido Steel Co. Ltd.	92,800	1,192,093
	Daifuku Co. Ltd.	32,000	1,147,942
	Daihatsu Infinearth Mfg Co. Ltd.	29,100	462,719
#	Daiho Corp.	36,500	185,485
	Dai-Ichi Cutter Kogyo KK	7,500	66,792
	Daiichi Jitsugyo Co. Ltd.	19,700	405,488
	Daiichi Kensetsu Corp.	2,200	53,688
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	4,830	72,934
	Dai-ichi Life Holdings, Inc.	348,700	3,066,518
	Daiichikosho Co. Ltd.	34,300	370,873
	Daiki Aluminium Industry Co. Ltd.	25,600	217,220
	Daikin Industries Ltd.	2,100	251,644
	Daikoku Denki Co. Ltd.	7,900	145,283
#	Daikokutenbussan Co. Ltd.	7,099	233,086
	Daikyonishikawa Corp.	46,716	247,662
	Dainichi Co. Ltd.	2,000	11,744
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,909	250,950
	Daio Paper Corp.	13,700	85,973
	Daiseki Co. Ltd.	12,100	271,954
	Daishi Hokuetsu Financial Group, Inc.	148,200	1,766,854
#	Daishinku Corp.	26,100	99,428
	Daisue Construction Co. Ltd.	7,800	193,271
	Daito Pharmaceutical Co. Ltd.	21,858	188,693
	Daito Trust Construction Co. Ltd.	28,200	572,387

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daitron Co. Ltd.	20,800	$340,989
	Daiwa House Industry Co. Ltd.	202,600	6,903,406
	Daiwa Industries Ltd.	30,600	307,728
	Daiwa Securities Group, Inc.	136,500	1,330,108
	Daiwabo Holdings Co. Ltd.	64,800	1,274,346
	DCM Holdings Co. Ltd.	95,290	1,004,714
	Dear Life Co. Ltd.	24,400	181,005
#	DeNA Co. Ltd.	27,100	444,410
#	Denka Co. Ltd.	31,800	612,081
	Denso Corp.	74,100	1,028,120
	Dentsu Group, Inc.	3,800	73,764
	Dentsu Soken, Inc.	24,900	392,501
	Denyo Co. Ltd.	13,100	310,662
	Dexerials Corp.	93,000	1,631,614
	DIC Corp.	34,469	843,624
	Digital Arts, Inc.	5,300	192,495
*	Digital Holdings, Inc.	7,500	97,891
	Digital Information Technologies Corp.	13,400	110,294
#	Dip Corp.	6,800	90,253
	Disco Corp.	3,200	1,364,002
#	DKS Co. Ltd.	7,153	474,861
	DMG Mori Co. Ltd.	70,500	1,244,201
	Doshisha Co. Ltd.	22,200	464,093
	Doutor Nichires Holdings Co. Ltd.	25,500	464,954
	Dowa Holdings Co. Ltd.	41,400	2,452,039
	DTS Corp.	82,400	671,271
	Duskin Co. Ltd.	13,087	359,454
#	DyDo Group Holdings, Inc.	2,700	43,090
#	Eagle Industry Co. Ltd.	24,001	480,729
	Earth Corp.	900	28,446
#	EAT&HOLDINGS Co. Ltd.	4,900	65,410
#	Ebara Corp.	133,000	4,026,552
	Ebara Jitsugyo Co. Ltd.	18,400	254,936
#	Eco's Co. Ltd.	10,500	206,992
	EDION Corp.	31,000	424,341
	eGuarantee, Inc.	11,401	129,226
#	Ehime Bank Ltd.	22,029	242,315
	Eizo Corp.	22,200	310,847
	EJ Holdings, Inc.	11,100	129,192
	Elecom Co. Ltd.	10,600	113,283
	EM Systems Co. Ltd.	7,900	37,189
	en, Inc.	3,500	32,525
	Endo Lighting Corp.	13,700	210,840
	ENEOS Holdings, Inc.	1,351,570	11,423,352
#	Enomoto Co. Ltd.	2,200	34,636
#	Enplas Corp.	3,800	223,367
		Shares	Value»
JAPAN — (Continued)
	Ensuiko Sugar Refining Co. Ltd.	8,300	$29,003
	ERI Holdings Co. Ltd.	3,400	94,829
	ES-Con Japan Ltd.	30,100	232,407
	Eslead Corp.	9,300	406,887
	ESPEC Corp.	13,900	309,136
	eWeLL Co. Ltd.	900	14,573
	Exedy Corp.	26,864	989,952
	EXEO Group, Inc.	115,708	1,930,498
	Ezaki Glico Co. Ltd.	15,400	553,183
	F&M Co. Ltd.	3,700	58,293
	FaithNetwork Co. Ltd.	2,700	14,619
	FALCO HOLDINGS Co. Ltd.	5,800	100,370
	Fast Retailing Co. Ltd.	17,800	6,791,284
	FCC Co. Ltd.	33,055	804,744
	Feed One Co. Ltd.	30,848	222,448
	Ferrotec Corp.	41,000	1,567,573
#	FFRI Security, Inc.	2,500	150,178
	FIDEA Holdings Co. Ltd.	11,420	148,176
	Financial Partners Group Co. Ltd.	27,500	361,280
#	Fintech Global, Inc.	118,000	111,699
	First Bank of Toyama Ltd.	39,200	564,641
#	Fixstars Corp.	13,800	135,592
	FJ Next Holdings Co. Ltd.	18,900	179,294
#	Focus Systems Corp.	5,600	66,510
	Food & Life Cos. Ltd.	43,800	2,392,792
	Foster Electric Co. Ltd.	18,240	327,460
	FP Corp.	24,703	420,518
#	France Bed Holdings Co. Ltd.	29,600	254,826
	Freebit Co. Ltd.	10,200	108,748
	F-Tech, Inc.	11,000	56,160
	FTGroup Co. Ltd.	6,300	52,230
	Fudo Tetra Corp.	14,876	288,959
#	Fuji Co. Ltd.	28,200	384,315
	Fuji Corp. (6134 JP)	30,200	744,033
	Fuji Corp. Ltd.	18,999	101,439
#	Fuji Die Co. Ltd.	2,200	15,824
	Fuji Electric Co. Ltd.	21,602	1,538,767
	Fuji Kyuko Co. Ltd.	2,000	26,495
	Fuji Media Holdings, Inc.	12,100	304,693
	Fuji Nihon Corp.	6,800	27,767
	Fuji Oil Co. Ltd.	28,138	736,585
	Fuji Pharma Co. Ltd.	15,900	196,497
	Fuji Seal International, Inc.	30,172	623,977
	Fuji United Holdings Co. Ltd.	1,900	15,553
#	Fujibo Holdings, Inc.	8,600	479,030
	Fujicco Co. Ltd.	10,485	109,602

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FUJIFILM Holdings Corp.	36,000	$719,109
	Fujikura Composites, Inc.	18,600	273,123
#	Fujikura Kasei Co. Ltd.	10,800	52,016
	Fujikura Ltd.	130,300	16,377,006
	Fujita Kanko, Inc.	18,000	290,123
	Fujitsu Ltd.	68,500	1,903,326
#	Fujiya Co. Ltd.	5,000	82,816
#	FuKoKu Co. Ltd.	14,100	183,222
	Fukuda Corp.	4,900	247,199
	Fukuda Denshi Co. Ltd.	13,000	712,838
	Fukui Computer Holdings, Inc.	7,500	153,503
	Fukuoka Financial Group, Inc.	36,308	1,320,298
	Fukuyama Transporting Co. Ltd.	14,461	430,060
	FULLCAST Holdings Co. Ltd.	6,100	66,409
	Fumakilla Ltd.	1,300	9,739
	Funai Soken Holdings, Inc.	27,120	196,585
	Furukawa Co. Ltd.	27,100	811,607
	Furukawa Electric Co. Ltd.	17,600	1,533,117
	Furuno Electric Co. Ltd.	24,800	1,144,563
#	Furuya Metal Co. Ltd.	13,499	368,538
	Furyu Corp.	6,200	41,372
	Fuso Chemical Co. Ltd.	14,800	713,327
#	Futaba Corp.	12,100	50,189
	Futaba Industrial Co. Ltd.	82,800	557,111
	Future Corp.	26,200	321,506
	Fuyo General Lease Co. Ltd.	68,400	1,923,540
	G-7 Holdings, Inc.	18,000	169,950
	GA Technologies Co. Ltd.	6,700	67,416
	Gakken Holdings Co. Ltd.	31,200	211,455
	Gakkyusha Co. Ltd.	3,300	51,249
	Gakujo Co. Ltd.	7,000	80,311
	Galilei Co. Ltd.	14,600	364,206
#	Gamecard Holdings, Inc.	5,300	103,115
	Gecoss Corp.	11,559	118,449
#	Genki Global Dining Concepts Corp.	9,800	196,981
	Genky DrugStores Co. Ltd.	16,800	458,110
	Geo Holdings Corp.	34,300	404,053
		Shares	Value»
JAPAN — (Continued)
#	Gift Holdings, Inc.	6,400	$151,889
	Global Link Management KK	1,200	16,104
	GLOBERIDE, Inc.	17,800	253,167
	Glory Ltd.	21,973	572,349
	GMO Financial Gate, Inc.	700	23,021
#	GMO Financial Holdings, Inc.	33,800	194,513
	GMO internet group, Inc.	37,700	939,529
	GMO Payment Gateway, Inc.	12,500	721,949
	Godo Steel Ltd.	10,300	266,638
	Goldcrest Co. Ltd.	13,690	294,255
	Goldwin, Inc.	2,400	40,054
#	Grandy House Corp.	16,800	68,295
	GREE Holdings, Inc.	6,400	16,776
	Greens Co. Ltd.	4,400	60,098
	grems, Inc.	3,900	60,665
	GS Yuasa Corp.	54,700	1,273,334
#	GSI Creos Corp.	10,100	164,015
	G-Tekt Corp.	20,432	259,283
	Gun-Ei Chemical Industry Co. Ltd.	3,300	104,405
*	GungHo Online Entertainment, Inc.	870	14,786
	Gunma Bank Ltd.	200,100	2,519,200
	Gunze Ltd.	30,208	878,112
	H.U. Group Holdings, Inc.	18,300	380,107
	H2O Retailing Corp.	88,499	1,211,901
	Hachijuni Nagano Bank Ltd.	124,250	1,552,301
	Hagihara Industries, Inc.	12,795	141,005
	Hagiwara Electric Holdings Co. Ltd.	6,900	164,513
#	Hakudo Co. Ltd.	6,200	94,152
	Hakuhodo DY Holdings, Inc.	30,000	224,159
#	Hakuto Co. Ltd.	4,800	128,872
	Halows Co. Ltd.	8,300	244,095
	Hamakyorex Co. Ltd.	69,200	820,836
	Hankyu Hanshin Holdings, Inc.	49,252	1,375,265
	Hanwa Co. Ltd.	34,400	1,749,382
	Happinet Corp.	39,200	702,205
	Hard Off Corp. Co. Ltd.	8,200	107,824
	Harima Chemicals Group, Inc.	10,000	63,653
	Haseko Corp.	166,400	3,410,594
#	Hashimoto Sogyo Holdings Co. Ltd.	5,200	43,839
	Hazama Ando Corp.	69,550	899,365
	Heiwa Corp.	6,100	79,905

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Heiwa Real Estate Co. Ltd.	7,434	$108,784
	Heiwado Co. Ltd.	25,567	487,198
	Helios Techno Holding Co. Ltd.	800	5,399
#	Hennge KK	3,200	24,021
	Hibiya Engineering Ltd.	7,600	236,698
	Hiday Hidaka Corp.	11,900	239,146
	Hikari Tsushin, Inc.	600	165,709
	HI-LEX Corp.	18,300	409,578
*	Hino Motors Ltd.	206,600	556,107
	Hioki EE Corp.	6,700	266,835
	Hirakawa Hewtech Corp.	9,960	177,342
	Hirano Tecseed Co. Ltd.	8,800	104,789
	Hirata Corp.	18,600	309,075
	Hirogin Holdings, Inc.	151,500	1,715,874
	Hirose Electric Co. Ltd.	1,200	129,554
	Hirose Tusyo, Inc.	1,900	45,455
	Hisaka Works Ltd.	16,600	165,588
	Hisamitsu Pharmaceutical Co., Inc.	7,200	296,606
	Hitachi Construction Machinery Co. Ltd.	60,000	1,961,939
	Hitachi Ltd. (6501 JP)	161,100	5,590,187
	Hochiki Corp.	11,400	364,611
#	Hodogaya Chemical Co. Ltd.	10,450	154,315
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	95,163
	Hokkan Holdings Ltd.	11,600	175,220
	Hokko Chemical Industry Co. Ltd.	17,500	198,298
#	Hokuetsu Corp.	61,200	359,727
	Hokuhoku Financial Group, Inc.	95,437	3,280,059
	Hokuriku Electric Industry Co. Ltd.	6,200	121,297
	Hokuriku Electrical Construction Co. Ltd.	8,599	87,558
	Hokuryo Co. Ltd.	1,600	31,271
	Hokuto Corp.	11,600	148,731
	Honda Motor Co. Ltd. (7267 JP)	357,405	3,594,612
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	16,859	511,333
#	H-One Co. Ltd.	17,200	161,117
	Honeys Holdings Co. Ltd.	14,270	135,953
	Hoosiers Holdings Co. Ltd.	38,300	328,587
		Shares	Value»
JAPAN — (Continued)
	Horiba Ltd.	20,900	$2,478,857
	Hoshizaki Corp.	1,000	32,965
	Hosiden Corp.	39,700	661,363
	Hosokawa Micron Corp.	13,300	527,556
#	Hotland Holdings Co. Ltd.	4,600	57,929
	House Foods Group, Inc.	7,000	135,585
	Howa Machinery Ltd.	9,000	80,414
	Hoya Corp.	32,800	5,502,391
	HS Holdings Co. Ltd.	6,400	53,949
	Hulic Co. Ltd.	58,667	699,130
	Hyakugo Bank Ltd.	100,467	913,671
	Hyakujushi Bank Ltd.	18,801	1,016,626
	Ibiden Co. Ltd.	51,800	2,730,623
	IBJ, Inc.	5,100	23,853
	Ichiken Co. Ltd.	3,300	106,518
	Ichikoh Industries Ltd.	41,100	136,754
	Ichinen Holdings Co. Ltd.	20,600	281,214
#	Ichiyoshi Securities Co. Ltd.	23,600	183,940
#	Icom, Inc.	6,700	129,558
	ID Holdings Corp.	4,200	54,334
#	IDEA Consultants, Inc.	1,100	29,297
	Idec Corp.	25,400	473,399
	Idemitsu Kosan Co. Ltd.	529,835	4,495,788
	IDOM, Inc.	52,300	514,883
	IHI Corp.	93,800	2,170,174
	Iida Group Holdings Co. Ltd.	27,765	458,558
	Iino Kaiun Kaisha Ltd.	95,700	971,066
#	IKK Holdings, Inc.	8,200	42,264
	I'll, Inc.	3,700	59,395
	Imasen Electric Industrial	4,500	25,827
	i-mobile Co. Ltd.	14,200	47,612
	Imuraya Group Co. Ltd.	1,900	30,616
	Inaba Denki Sangyo Co. Ltd.	54,600	909,431
#	Inaba Seisakusho Co. Ltd.	6,700	69,254
	Inabata & Co. Ltd.	45,600	1,154,159
#	Ines Corp.	18,500	224,716
	INFRONEER Holdings, Inc.	193,468	2,897,684
	Innotech Corp.	12,900	176,919
	Inpex Corp.	435,200	9,750,315
	Insource Co. Ltd.	17,800	83,497
	Intage Holdings, Inc.	4,800	52,592
#	Intelligent Wave, Inc.	4,100	25,227
	Inter Action Corp.	1,600	15,001
	Internet Initiative Japan, Inc.	32,900	531,602

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Inui Global Logistics Co. Ltd.	3,600	$30,175
	IPS, Inc.	4,000	76,487
	Iriso Electronics Co. Ltd.	7,323	158,153
	ISB Corp.	6,700	78,614
#	Ise Chemicals Corp.	16,000	614,789
	Iseki & Co. Ltd.	10,608	122,743
	Isetan Mitsukoshi Holdings Ltd.	35,500	569,724
#	Ishihara Chemical Co. Ltd.	3,300	49,420
	Ishihara Sangyo Kaisha Ltd.	26,500	503,124
	Ishizuka Glass Co. Ltd.	1,100	26,124
#	Istyle, Inc.	21,100	61,901
	Isuzu Motors Ltd.	209,500	3,375,004
	Itfor, Inc.	19,000	208,413
#	ITmedia, Inc.	9,300	103,417
	Ito En Ltd.	6,681	123,466
	ITOCHU Corp.	297,000	3,802,364
	Itochu Enex Co. Ltd.	66,100	818,918
	Itochu-Shokuhin Co. Ltd.	4,700	335,735
	Itoham Yonekyu Holdings, Inc.	14,085	548,348
	Itoki Corp.	29,353	495,077
	IwaiCosmo Holdings, Inc.	15,200	342,071
	Iwaki Co. Ltd.	9,600	166,495
	Iwatani Corp.	116,000	1,375,875
	Iwatsuka Confectionery Co. Ltd.	2,800	55,225
	Iyogin Holdings, Inc.	73,982	1,377,172
	Izumi Co. Ltd.	11,700	231,454
#	J Front Retailing Co. Ltd.	92,969	1,357,264
	J Trust Co. Ltd.	43,500	137,489
	JAC Recruitment Co. Ltd.	48,800	312,289
	Jaccs Co. Ltd.	23,600	646,917
*	Jade Group, Inc.	6,300	68,024
	JAFCO Group Co. Ltd.	39,400	621,976
	JANOME Corp.	12,700	98,536
	Japan Airlines Co. Ltd.	48,400	914,528
	Japan Aviation Electronics Industry Ltd.	38,200	596,809
	Japan Business Systems, Inc.	8,100	96,012
	Japan Cash Machine Co. Ltd.	10,000	65,811
		Shares	Value»
JAPAN — (Continued)
	Japan Electronic Materials Corp.	7,900	$243,710
	Japan Elevator Service Holdings Co. Ltd.	57,200	602,263
#	Japan Engine Corp.	1,800	159,295
	Japan Exchange Group, Inc.	157,000	1,713,218
	Japan Investment Adviser Co. Ltd.	1,100	15,846
	Japan Lifeline Co. Ltd.	49,300	492,442
	Japan Material Co. Ltd.	16,100	186,706
	Japan Post Holdings Co. Ltd.	36,300	436,791
	Japan Post Insurance Co. Ltd.	18,100	560,594
	Japan Property Management Center Co. Ltd.	4,400	36,448
	Japan Pulp & Paper Co. Ltd.	97,600	608,252
	Japan Securities Finance Co. Ltd.	47,900	658,868
	Japan Steel Works Ltd.	5,400	298,904
#	Japan System Techniques Co. Ltd.	6,800	106,706
	Japan Tobacco, Inc.	56,200	2,031,161
	Japan Transcity Corp.	35,900	283,536
#	Japan Wool Textile Co. Ltd.	46,500	560,380
	JBCC Holdings, Inc.	60,400	581,800
	JCU Corp.	16,700	610,423
	JDC Corp.	25,400	103,584
	Jeol Ltd.	24,000	968,232
	JFE Holdings, Inc.	129,560	1,744,289
	JFE Systems, Inc.	5,000	73,323
	JGC Holdings Corp.	83,000	1,163,167
	Jichodo Co. Ltd.	700	45,425
#	JINS Holdings, Inc.	3,300	110,464
	JINUSHI Co. Ltd.	10,000	205,001
	JK Holdings Co. Ltd.	16,800	155,748
	JM Holdings Co. Ltd.	23,200	268,824
	J-Oil Mills, Inc.	15,682	206,052
	Joshin Denki Co. Ltd.	19,101	339,268
	Joyful Honda Co. Ltd.	4,900	67,401
#	JP-Holdings, Inc.	44,900	203,203
#	JSP Corp.	15,801	249,230
	JTEKT Corp.	97,400	1,150,084
#	Juki Corp.	28,400	98,715
	Juroku Financial Group, Inc.	12,800	680,639
	Justsystems Corp.	13,000	401,528
	JVCKenwood Corp.	146,001	1,186,681

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	K&O Energy Group, Inc.	13,458	$369,351
	Kadoya Sesame Mills, Inc.	1,700	44,039
	Kaga Electronics Co. Ltd.	37,400	939,263
	Kagome Co. Ltd.	1,800	31,875
	Kajima Corp.	17,222	702,564
	Kakaku.com, Inc.	34,300	468,132
	Kaken Pharmaceutical Co. Ltd.	5,000	131,418
#	Kamakura Shinsho Ltd.	6,500	24,342
	Kameda Seika Co. Ltd.	1,800	45,390
	Kamei Corp.	19,600	391,357
	Kamigumi Co. Ltd.	21,600	755,909
#	Kanaden Corp.	14,900	205,487
	Kanadevia Corp.	190,240	1,256,100
#	Kanagawa Chuo Kotsu Co. Ltd.	2,600	61,745
	Kanamic Network Co. Ltd.	11,800	37,655
	Kanamoto Co. Ltd.	35,275	850,797
	Kandenko Co. Ltd.	75,400	2,714,579
	Kaneka Corp.	33,100	1,003,719
#	Kaneko Seeds Co. Ltd.	5,700	54,820
	Kanematsu Corp.	160,600	2,109,430
#	Kanro, Inc.	12,000	125,284
	Kansai Paint Co. Ltd.	48,200	769,241
	Kanto Denka Kogyo Co. Ltd.	45,405	379,915
	Kao Corp.	21,800	872,054
	Kappa Create Co. Ltd.	3,900	39,773
	Katakura Industries Co. Ltd.	22,400	425,845
	Katitas Co. Ltd.	15,623	308,688
	Kato Sangyo Co. Ltd.	19,100	803,937
	Kawada Technologies, Inc.	12,500	378,549
	Kawai Musical Instruments Manufacturing Co. Ltd.	4,792	83,928
	Kawasaki Heavy Industries Ltd.	11,200	934,933
#	Kawasaki Kisen Kaisha Ltd.	45,291	654,458
	KDDI Corp.	448,600	7,574,152
#	KeePer Technical Laboratory Co. Ltd.	8,300	171,848
	Keihan Holdings Co. Ltd.	16,300	362,084
	KEIWA, Inc.	20,200	173,424
	Keiyo Bank Ltd.	98,900	1,188,294
		Shares	Value»
JAPAN — (Continued)
	Kenko Mayonnaise Co. Ltd.	9,896	$128,298
	Kewpie Corp.	22,377	627,986
	KH Neochem Co. Ltd.	16,300	268,112
#	Kibun Foods, Inc.	14,500	103,221
#	Kimura Chemical Plants Co. Ltd.	18,500	151,164
	Kimura Unity Co. Ltd.	13,200	78,075
	Kinden Corp.	16,500	730,124
	Kirin Holdings Co. Ltd.	16,780	260,883
	Kissei Pharmaceutical Co. Ltd.	17,800	530,174
	Ki-Star Real Estate Co. Ltd.	11,300	462,223
	Kitagawa Corp.	5,800	66,410
#	Kita-Nippon Bank Ltd.	6,400	194,444
	Kitano Construction Corp.	12,800	128,408
	Kitz Corp.	126,100	1,645,803
	Kiyo Bank Ltd.	64,133	1,566,241
*	KNT-CT Holdings Co. Ltd.	7,652	86,427
	Koa Corp.	22,600	227,739
	Koa Shoji Holdings Co. Ltd.	14,200	77,104
#	Koatsu Gas Kogyo Co. Ltd.	21,000	152,426
	Kobe Bussan Co. Ltd.	35,400	865,158
	Kobe Steel Ltd.	272,680	3,925,176
	Koei Tecmo Holdings Co. Ltd.	19,800	219,624
	Kohnan Shoji Co. Ltd.	31,900	802,821
#	Kohsoku Corp.	4,000	77,764
	Koike Sanso Kogyo Co. Ltd.	1,200	14,576
	Koito Manufacturing Co. Ltd.	16,900	264,573
	Kojima Co. Ltd.	1,300	10,504
	Kokuyo Co. Ltd.	23,600	138,271
	Komatsu Ltd.	57,900	2,216,133
#	Komatsu Matere Co. Ltd.	24,900	139,948
	Komatsu Wall Industry Co. Ltd.	14,700	269,783
	KOMEDA Holdings Co. Ltd.	30,500	559,136
	Komehyo Holdings Co. Ltd.	5,500	118,731
	Komeri Co. Ltd.	21,427	457,226
	Komori Corp.	30,511	331,179
	Konami Group Corp.	9,800	1,431,027
#	Kondotec, Inc.	17,600	169,728
	Konica Minolta, Inc.	115,100	503,820
	Konishi Co. Ltd.	54,700	461,432
	Konoike Transport Co. Ltd.	24,700	531,619

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Konoshima Chemical Co. Ltd.	9,100	$96,008
#	Kosaido Holdings Co. Ltd.	31,000	100,056
#	Kose Holdings Corp.	600	21,406
#	Koshidaka Holdings Co. Ltd.	29,600	228,547
#	Kotobuki Spirits Co. Ltd.	45,400	527,268
*	Kourakuen Corp.	3,300	24,017
	Kozo Keikaku Engineering Holdings, Inc.	6,400	129,539
	KPP Group Holdings Co. Ltd.	67,200	384,075
	Kraftia Corp.	24,000	1,251,641
	Krosaki Harima Corp.	11,300	306,603
	KRS Corp.	10,500	202,810
	K's Holdings Corp.	92,020	956,998
	KU Holdings Co. Ltd.	20,000	162,816
	Kubota Corp. (6326 JP)	42,600	652,703
#	Kumagai Gumi Co. Ltd.	62,528	701,759
	Kumiai Chemical Industry Co. Ltd.	11,274	51,289
	Kurabo Industries Ltd.	13,300	781,342
	Kuraray Co. Ltd.	170,400	1,839,555
	Kureha Corp.	18,900	536,746
	Kurimoto Ltd.	41,500	460,876
	Kurita Water Industries Ltd.	17,400	870,344
	Kuriyama Holdings Corp.	11,200	123,168
	Kusuri No. Aoki Holdings Co. Ltd.	24,900	652,634
	KYB Corp.	30,200	858,002
	Kyocera Corp.	140,840	2,112,995
	Kyodo Printing Co. Ltd.	16,300	172,536
	Kyoei Steel Ltd.	19,200	309,456
#	Kyokuto Boeki Kaisha Ltd.	11,000	136,249
	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,300	540,426
	Kyokuto Securities Co. Ltd.	13,401	149,825
	Kyokuyo Co. Ltd.	13,800	459,415
	Kyorin Pharmaceutical Co. Ltd.	24,700	259,241
	Kyoritsu Maintenance Co. Ltd.	27,000	490,965
	Kyosan Electric Manufacturing Co. Ltd.	24,000	104,435
	Kyoto Financial Group, Inc.	41,100	992,907
		Shares	Value»
JAPAN — (Continued)
	Kyowa Electronic Instruments Co. Ltd.	4,800	$23,025
	Kyowa Kirin Co. Ltd.	12,000	194,809
	Kyowa Leather Cloth Co. Ltd.	7,300	51,448
	Kyushu Financial Group, Inc.	161,580	1,211,181
	Kyushu Leasing Service Co. Ltd.	1,900	17,674
	LA Holdings Co. Ltd.	2,600	168,060
#	Lacto Japan Co. Ltd.	7,300	166,240
	Lasertec Corp.	3,600	827,055
	LEC, Inc.	19,300	128,514
	Leopalace21 Corp.	105,700	472,506
	Life Corp.	33,600	554,550
	Lifedrink Co., Inc.	23,600	247,474
#	LIKE, Inc.	7,300	72,172
	Link & Motivation, Inc.	20,000	65,171
	Lintec Corp.	13,500	416,511
	Lion Corp.	23,900	256,206
	Lixil Corp.	81,600	936,093
#	Look Holdings, Inc.	5,800	92,574
	LY Corp.	130,800	334,903
	M3, Inc.	19,700	243,079
	Mabuchi Motor Co. Ltd.	83,200	781,572
	Macnica Holdings, Inc.	51,750	887,284
	Maeda Kosen Co. Ltd.	25,800	308,780
#	Maezawa Industries, Inc.	16,500	224,061
#	Maezawa Kasei Industries Co. Ltd.	11,300	168,476
#	Maezawa Kyuso Industries Co. Ltd.	13,500	142,788
	Makino Milling Machine Co. Ltd.	13,489	994,097
	Makita Corp. (6586 JP)	3,343	116,154
#	Makita Corp. (MKTAY US), Sponsored ADR	2,776	97,188
	Mamiya-Op Co. Ltd.	6,000	66,221
#	Mammy Mart Holdings Corp.	6,000	54,715
#	Management Solutions Co. Ltd.	2,400	20,219
	Mandom Corp.	35,407	725,844
	Mani, Inc.	19,800	195,343
#	Mars Group Holdings Corp.	14,180	299,151
	Marubeni Corp.	41,200	1,365,704
	Marubun Corp.	17,900	158,683

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Maruchiyo Yamaokaya Corp.	5,600	$119,095
	Marudai Food Co. Ltd.	14,900	220,960
	Maruha Nichiro Corp.	93,204	839,440
	Marui Group Co. Ltd.	31,300	612,538
	Maruichi Steel Tube Ltd.	77,100	763,974
#	Marusan Securities Co. Ltd.	24,510	167,566
	Maruwa Co. Ltd.	4,300	1,322,066
	Maruzen Co. Ltd.	5,586	133,735
	Maruzen Showa Unyu Co. Ltd.	13,300	723,539
	Matsuda Sangyo Co. Ltd.	13,700	544,222
	Matsui Construction Co. Ltd.	13,500	130,950
	MatsukiyoCocokara & Co.	40,780	653,249
	Matsuoka Corp.	4,400	72,030
	Matsuyafoods Holdings Co. Ltd.	4,600	196,085
	Max Co. Ltd.	5,200	219,889
	Maxell Ltd.	39,000	561,054
	Maxvalu Tokai Co. Ltd.	7,900	191,390
#	Mazda Motor Corp.	119,400	918,825
	McDonald's Holdings Co. Japan Ltd.	13,400	581,071
	MCJ Co. Ltd.	52,900	539,071
	Mebuki Financial Group, Inc.	385,923	2,911,480
	MEC Co. Ltd.	5,200	186,692
#	Medical System Network Co. Ltd.	26,955	90,718
	Medikit Co. Ltd.	2,800	54,031
	Medipal Holdings Corp.	38,500	697,788
#	Medius Holdings Co. Ltd.	7,000	37,144
	Megachips Corp.	1,100	60,249
	Megmilk Snow Brand Co. Ltd.	38,757	844,087
	Meidensha Corp.	32,100	1,258,011
#	Meiji Electric Industries Co. Ltd.	6,100	92,983
	MEIJI Holdings Co. Ltd.	2,000	46,924
#	Meiji Shipping Group Co. Ltd.	17,800	82,500
	Meiko Electronics Co. Ltd.	21,000	1,722,220
	Meisei Industrial Co. Ltd.	33,800	376,666
	MEITEC Group Holdings, Inc.	38,700	865,675
		Shares	Value»
JAPAN — (Continued)
	Meito Co. Ltd.	7,200	$119,554
	Meiwa Corp.	23,700	141,714
	Meiwa Estate Co. Ltd.	19,300	142,539
	Menicon Co. Ltd.	11,200	117,451
*	Mercari, Inc.	11,300	250,773
	METAWATER Co. Ltd.	13,400	287,012
	Micronics Japan Co. Ltd.	12,100	699,605
#	Midac Holdings Co. Ltd.	5,600	72,484
#	Mie Kotsu Group Holdings, Inc.	63,535	227,605
#	Mikuni Corp.	9,300	23,301
	Milbon Co. Ltd.	2,300	37,789
#	MIMAKI ENGINEERING Co. Ltd.	14,700	168,085
	Minebea Mitsumi, Inc.	56,439	1,153,440
#	Mirai Industry Co. Ltd.	6,700	145,148
	Mirait One Corp.	39,610	950,476
	Mirarth Holdings, Inc.	13,200	33,697
	Miroku Jyoho Service Co. Ltd.	3,500	43,712
	MISUMI Group, Inc.	11,300	186,792
	Mitani Corp.	32,000	492,862
	Mitani Sangyo Co. Ltd.	22,200	86,599
	Mitani Sekisan Co. Ltd.	5,300	262,449
	Mito Securities Co. Ltd.	48,000	186,918
#	Mitsuba Corp.	43,259	365,573
	Mitsubishi Chemical Group Corp.	527,880	3,485,169
	Mitsubishi Corp.	160,000	4,250,613
	Mitsubishi Electric Corp.	76,200	2,382,156
	Mitsubishi Estate Co. Ltd.	27,800	708,508
	Mitsubishi Gas Chemical Co., Inc.	50,891	1,009,550
	Mitsubishi HC Capital, Inc.	561,770	4,902,532
	Mitsubishi Heavy Industries Ltd.	32,500	956,928
	Mitsubishi Kakoki Kaisha Ltd.	17,700	375,800
	Mitsubishi Logisnext Co. Ltd.	17,700	179,220
	Mitsubishi Logistics Corp.	91,495	781,546
	Mitsubishi Materials Corp.	49,380	1,420,371

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Motors Corp.	154,600	$380,057
#	Mitsubishi Paper Mills Ltd.	10,700	46,197
#	Mitsubishi Pencil Co. Ltd.	12,350	183,201
	Mitsubishi Research Institute, Inc.	7,800	244,972
	Mitsubishi Steel Manufacturing Co. Ltd.	6,700	81,436
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	468,400	8,482,890
	Mitsuboshi Belting Ltd.	11,600	302,194
	Mitsui & Co. Ltd. (8031 JP)	58,400	1,907,638
	Mitsui Chemicals, Inc.	135,200	1,975,417
	Mitsui DM Sugar Co. Ltd.	13,699	297,775
	Mitsui E&S Co. Ltd.	87,000	3,866,196
	Mitsui Fudosan Co. Ltd.	32,400	371,528
#	Mitsui High-Tec, Inc.	62,500	302,219
	Mitsui Kinzoku Co. Ltd.	55,200	7,204,088
#	Mitsui Matsushima Holdings Co. Ltd.	77,000	711,960
#	Mitsui OSK Lines Ltd.	36,600	1,147,225
	Mitsui-Soko Holdings Co. Ltd.	84,900	1,985,904
	Mitsuuroko Group Holdings Co. Ltd.	30,400	427,616
	Miura Co. Ltd.	2,500	51,405
#	Miyaji Engineering Group, Inc.	23,200	292,239
#	Miyazaki Bank Ltd.	15,300	771,199
#	Miyoshi Oil & Fat Co. Ltd.	11,155	179,916
	Mizuho Financial Group, Inc. (8411 JP)	168,905	7,333,501
	Mizuho Leasing Co. Ltd.	129,000	1,191,017
	Mizuho Medy Co. Ltd.	8,100	93,409
	Mizuno Corp.	46,800	969,613
	Mochida Pharmaceutical Co. Ltd.	12,575	294,799
	Monogatari Corp.	15,300	410,830
	MonotaRO Co. Ltd.	37,600	507,184
	Morinaga & Co. Ltd.	48,600	849,956
	Morinaga Milk Industry Co. Ltd.	63,600	1,642,401
	Moriroku Co. Ltd.	10,300	161,831
	Morita Holdings Corp.	24,700	448,061
		Shares	Value»
JAPAN — (Continued)
	Morito Co. Ltd.	13,100	$152,616
	Morozoff Ltd.	1,400	14,073
#	Mory Industries, Inc.	24,000	155,670
	MrMax Holdings Ltd.	15,500	78,800
	MS&AD Insurance Group Holdings, Inc.	118,246	3,012,620
	MTG Co. Ltd.	700	19,139
	Mugen Estate Co. Ltd.	10,200	137,700
	m-up Holdings, Inc.	29,400	157,097
	Murakami Corp.	4,800	201,517
	Murata Manufacturing Co. Ltd.	57,900	1,176,270
	Musashi Co. Ltd.	900	14,196
	Musashi Seimitsu Industry Co. Ltd.	44,200	782,238
	Musashino Bank Ltd.	23,200	827,979
	Muto Seiko Co.	5,800	83,914
	NAC Co. Ltd.	7,400	25,971
	Nachi-Fujikoshi Corp.	12,926	409,203
#	Nafco Co. Ltd.	5,700	80,296
	Nagano Keiki Co. Ltd.	18,700	322,167
	Nagase & Co. Ltd.	52,400	1,361,909
	Nagase Brothers, Inc.	6,100	104,660
#	Nakakita Seisakusho Co. Ltd.	900	38,300
#	Nakamuraya Co. Ltd.	2,008	39,655
	Nakanishi, Inc.	6,000	84,126
	Nakano Corp.	5,600	45,818
	Nakayama Steel Works Ltd.	29,400	119,689
	Namura Shipbuilding Co. Ltd.	34,900	951,380
	Nanto Bank Ltd.	16,653	718,723
	Nanyo Corp.	13,400	129,865
	Narasaki Sangyo Co. Ltd.	2,400	61,743
#	NCD Co. Ltd./Shinagawa	2,900	60,144
	NEC Capital Solutions Ltd.	15,100	397,629
	NEC Corp.	46,000	1,559,383
	Neturen Co. Ltd.	17,300	147,846
	New Art Holdings Co. Ltd.	7,369	69,342
	New Cosmos Electric Co. Ltd.	900	24,263
	Nextage Co. Ltd.	37,600	796,564
	NGK Insulators Ltd.	85,100	2,038,824
	NH Foods Ltd.	25,000	1,135,039
	NHK Spring Co. Ltd.	122,769	2,231,166
#	Nicca Chemical Co. Ltd.	6,100	63,653
	Nichias Corp.	42,039	2,109,048
#	Nichiban Co. Ltd.	9,200	116,815
	Nichicon Corp.	33,300	364,426
	Nichiden Corp.	6,800	111,060

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichiha Corp.	21,900	$482,050
	Nichimo Co. Ltd.	5,100	83,104
	Nichirei Corp.	76,000	943,089
#	Nichireki Group Co. Ltd.	25,300	394,277
	Nichirin Co. Ltd.	13,920	330,837
	Nifco, Inc.	26,000	809,483
	Nihon Dempa Kogyo Co. Ltd.	20,101	133,073
#	Nihon Dengi Co. Ltd.	4,400	301,339
	Nihon Denkei Co. Ltd.	6,600	100,707
	Nihon Flush Co. Ltd.	9,100	48,325
	Nihon Kagaku Sangyo Co. Ltd.	10,600	181,333
	Nihon M&A Center Holdings, Inc.	44,900	206,210
	Nihon Nohyaku Co. Ltd.	28,800	189,073
	Nihon Parkerizing Co. Ltd.	33,406	318,454
	Nihon Tokushu Toryo Co. Ltd.	11,600	175,710
	Nihon Yamamura Glass Co. Ltd.	5,000	99,862
	Nikkiso Co. Ltd.	41,734	481,420
#	Nikko Co. Ltd.	26,600	140,220
#	Nikkon Holdings Co. Ltd.	94,000	2,228,320
	Nikon Corp.	96,000	1,208,320
	Nippi, Inc.	1,599	145,201
	Nippn Corp.	40,900	698,183
#	Nippon Air Conditioning Services Co. Ltd.	16,100	154,030
	Nippon Aqua Co. Ltd.	9,500	54,348
#	Nippon Beet Sugar Manufacturing Co. Ltd.	9,200	246,584
	Nippon Carbide Industries Co., Inc.	9,100	159,866
#	Nippon Carbon Co. Ltd.	8,754	260,863
	Nippon Care Supply Co. Ltd.	100	1,721
#	Nippon Chemical Industrial Co. Ltd.	6,100	129,049
*	Nippon Chemi-Con Corp.	18,818	182,680
*	Nippon Coke & Engineering Co. Ltd.	87,400	62,136
#	Nippon Concrete Industries Co. Ltd.	32,900	73,120
	Nippon Denko Co. Ltd.	95,873	238,379
		Shares	Value»
JAPAN — (Continued)
	Nippon Densetsu Kogyo Co. Ltd.	20,000	$451,125
	Nippon Dry-Chemical Co. Ltd.	5,400	375,250
	Nippon Electric Glass Co. Ltd.	38,500	1,674,364
	Nippon Express Holdings, Inc.	108,000	2,453,179
#	Nippon Fine Chemical Co. Ltd.	9,700	164,490
	Nippon Gas Co. Ltd.	68,400	1,297,208
	Nippon Hume Corp.	32,200	334,295
	Nippon Kayaku Co. Ltd.	59,900	696,137
#	Nippon Kodoshi Corp.	3,100	67,486
	Nippon Light Metal Holdings Co. Ltd.	62,130	1,096,105
	Nippon Paint Holdings Co. Ltd.	62,700	416,329
	Nippon Paper Industries Co. Ltd.	79,519	603,825
	Nippon Parking Development Co. Ltd.	127,800	235,769
	Nippon Rietec Co. Ltd.	11,303	162,995
	Nippon Sanso Holdings Corp.	44,100	1,338,132
	Nippon Seiki Co. Ltd.	46,100	746,596
	Nippon Seisen Co. Ltd.	11,000	89,289
*	Nippon Sheet Glass Co. Ltd.	93,000	413,193
	Nippon Shinyaku Co. Ltd.	19,400	647,570
	Nippon Shokubai Co. Ltd.	42,000	604,917
	Nippon Signal Co. Ltd.	28,976	248,482
	Nippon Soda Co. Ltd.	32,400	773,234
	Nippon Steel Corp.	633,750	2,640,869
	Nippon Television Holdings, Inc.	1,200	28,841
#	Nippon Thompson Co. Ltd.	45,500	270,588
	Nippon Yakin Kogyo Co. Ltd.	19,100	591,193
	Nippon Yusen KK	55,663	1,829,357
	Nipro Corp.	69,700	640,520
	Nishikawa Rubber Co. Ltd.	20,400	486,675
#	Nishimatsuya Chain Co. Ltd.	5,300	73,315
	Nishi-Nippon Financial Holdings, Inc.	81,600	1,976,437
	Nishio Holdings Co. Ltd.	23,216	721,212

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissan Chemical Corp.	42,600	$1,468,400
	Nissan Shatai Co. Ltd.	41,699	268,146
	Nissan Tokyo Sales Holdings Co. Ltd.	48,200	164,439
	Nissei ASB Machine Co. Ltd.	6,200	252,024
#	Nissei Plastic Industrial Co. Ltd.	5,700	32,133
	Nissha Co. Ltd.	26,800	216,680
	Nisshin Group Holdings Co. Ltd.	28,100	146,645
	Nisshin Oillio Group Ltd.	23,200	847,048
	Nisshin Seifun Group, Inc.	21,300	270,483
	Nisshinbo Holdings, Inc.	68,808	637,962
	Nisso Holdings Co. Ltd.	10,600	47,464
	Nissui Corp.	226,400	1,908,564
	Niterra Co. Ltd.	69,100	3,021,179
	Nitta Corp.	16,604	437,467
	Nitta Gelatin, Inc.	16,200	131,818
	NITTAN Corp.	8,300	42,058
#	Nittetsu Mining Co. Ltd.	57,000	1,322,700
	Nitto Denko Corp.	132,400	2,942,369
	Nitto Fuji Flour Milling Co. Ltd.	2,600	117,419
	Nitto Kogyo Corp.	25,500	682,192
	Nitto Kohki Co. Ltd.	2,800	33,961
	Nitto Seiko Co. Ltd.	24,300	113,360
	Nittoc Construction Co. Ltd.	27,600	232,488
#	Nittoku Co. Ltd.	9,400	142,556
	Noevir Holdings Co. Ltd.	3,485	105,224
	NOF Corp.	16,000	309,032
	Nojima Corp.	186,900	1,304,125
	NOK Corp.	45,500	886,137
	Nomura Co. Ltd.	6,600	58,337
	Nomura Holdings, Inc. (8604 JP)	120,000	1,087,480
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	8,048	71,386
	Nomura Micro Science Co. Ltd.	900	20,338
	Nomura Real Estate Holdings, Inc.	157,500	1,046,625
	Nomura Research Institute Ltd.	82,500	2,509,682
	Noritake Co. Ltd.	18,800	746,872
	Noritsu Koki Co. Ltd.	48,600	692,731
	Noritz Corp.	24,738	330,756
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank Ltd.	127,900	$764,087
	NPR-RIKEN Corp.	25,424	597,964
#	NS Solutions Corp.	10,400	274,762
#	NS Tool Co. Ltd.	10,600	57,554
	NS United Kaiun Kaisha Ltd.	14,200	633,496
	NSD Co. Ltd.	28,480	597,747
	NSK Ltd.	82,093	570,920
	NSW, Inc.	8,700	139,081
	NTN Corp.	469,231	1,124,622
	Oat Agrio Co. Ltd.	4,300	59,162
	Obara Group, Inc.	7,300	178,331
	Obayashi Corp.	35,600	803,610
#	Oenon Holdings, Inc.	42,300	121,981
	Ogaki Kyoritsu Bank Ltd.	24,000	876,551
	Ohashi Technica, Inc.	19,400	143,833
	Ohki Healthcare Holdings Co. Ltd.	1,200	11,233
	Ohmoto Gumi Co. Ltd.	4,200	42,716
	Ohsho Food Service Corp.	3,000	61,084
	OIE Sangyo Co. Ltd.	4,100	67,762
	Oiles Corp.	19,216	302,276
	Oita Bank Ltd.	10,200	541,186
	Oji Holdings Corp.	238,900	1,415,116
#	Okabe Co. Ltd.	32,741	202,017
#	Okada Aiyon Corp.	2,400	36,340
	Okamoto Industries, Inc.	7,100	252,821
	Okamoto Machine Tool Works Ltd.	5,237	164,383
	Okamura Corp.	35,100	538,718
	Okasan Securities Group, Inc.	66,400	380,241
	Oki Electric Industry Co. Ltd.	133,558	1,762,300
	Okinawa Cellular Telephone Co.	32,400	679,170
	Okinawa Financial Group, Inc.	16,100	548,444
	OKUMA Corp.	35,000	868,658
	Okumura Corp.	18,900	787,116
	Okura Industrial Co. Ltd.	8,100	249,748
#	Okuwa Co. Ltd.	25,200	141,831
	Olympus Corp.	123,000	1,469,174
	Omron Corp.	8,700	221,978
	Onamba Co. Ltd.	400	3,699
	One Career, Inc.	3,600	56,063
	Ono Pharmaceutical Co. Ltd.	4,200	62,573
#	Onoken Co. Ltd.	14,500	133,586
	Onward Holdings Co. Ltd.	144,800	686,706

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ootoya Holdings Co. Ltd.	2,100	$88,969
	Open House Group Co. Ltd.	27,500	1,618,148
	Optex Group Co. Ltd.	24,600	381,936
	Optorun Co. Ltd.	2,100	27,714
	Oracle Corp. Japan	6,900	466,889
	Organo Corp.	10,100	1,066,473
	Orient Corp.	16,384	116,476
	Oriental Shiraishi Corp.	105,700	280,670
	ORIX Corp. (8591 JP)	108,300	3,300,485
	Osaka Organic Chemical Industry Ltd.	9,200	241,999
#	Osaka Steel Co. Ltd.	8,600	175,162
	Osaki Electric Co. Ltd.	33,900	272,402
	OSG Corp.	45,400	766,654
	Otsuka Corp.	22,600	448,079
	Otsuka Holdings Co. Ltd.	20,400	1,221,315
	OUG Holdings, Inc.	3,500	90,084
#	Oval Corp.	8,600	41,406
	Oyo Corp.	16,600	309,073
#	Ozu Corp.	3,900	45,509
	Pacific Industrial Co. Ltd.	44,600	869,563
	Pacific Metals Co. Ltd.	17,355	327,223
	Pack Corp.	35,200	295,191
	PAL GROUP Holdings Co. Ltd.	79,200	850,110
	PALTAC Corp.	11,650	364,577
	Pan Pacific International Holdings Corp.	443,000	2,622,799
	Panasonic Holdings Corp.	207,181	2,840,595
	Park24 Co. Ltd.	36,800	512,833
	Parker Corp.	10,200	97,628
#	Pasona Group, Inc.	13,400	172,576
	Pegasus Co. Ltd.	23,800	111,717
	Penta-Ocean Construction Co. Ltd.	157,800	1,656,141
#	People Dreams & Technologies Group Co. Ltd.	7,000	69,692
	Persol Holdings Co. Ltd.	614,500	1,076,247
	Pharma Foods International Co. Ltd.	4,600	19,999
	PHC Holdings Corp.	22,400	157,214
		Shares	Value»
JAPAN — (Continued)
#	Pickles Holdings Co. Ltd.	4,700	$38,045
	Pigeon Corp.	8,400	87,542
	PILLAR Corp.	21,300	889,419
	Pilot Corp.	17,100	537,635
#	Piolax, Inc.	19,113	214,869
	Plus Alpha Consulting Co. Ltd.	12,200	175,261
	Port, Inc.	3,400	47,909
	Premium Group Co. Ltd.	27,600	322,186
	Premium Water Holdings, Inc.	1,400	30,256
#	Press Kogyo Co. Ltd.	97,100	548,796
	Prestige International, Inc.	56,900	255,011
	Prima Meat Packers Ltd.	27,300	487,669
	Procrea Holdings, Inc.	7,034	121,941
#	Pronexus, Inc.	6,000	44,920
#	Pro-Ship, Inc.	10,200	106,514
	PS Construction Co. Ltd.	25,700	504,976
	QB Net Holdings Co. Ltd.	21,008	188,751
	Qol Holdings Co. Ltd.	39,200	538,285
	Quick Co. Ltd.	19,500	109,676
	Raito Kogyo Co. Ltd.	26,400	596,964
	Raiznext Corp.	22,600	368,567
	Raksul, Inc.	22,000	289,168
#	Rakumachi, Inc.	2,200	15,131
	Rakus Co. Ltd.	53,400	303,917
*	Rakuten Bank Ltd.	8,600	411,580
*	Rakuten Group, Inc.	3,300	19,786
#	Rasa Corp.	7,200	95,407
#	Rasa Industries Ltd.	12,500	591,501
	Recruit Holdings Co. Ltd.	64,600	3,402,725
	Relo Group, Inc.	34,200	388,500
#	Renaissance, Inc.	7,800	54,915
	Renesas Electronics Corp.	58,500	972,589
	Rengo Co. Ltd.	138,100	1,183,068
	Resona Holdings, Inc.	210,889	2,458,997
	Resonac Holdings Corp.	85,317	4,954,781
	Resorttrust, Inc.	55,800	650,213
	Restar Corp.	15,600	296,948
#	Retail Partners Co. Ltd.	4,500	39,306
	Rheon Automatic Machinery Co. Ltd.	16,600	165,225
#	Rhythm Co. Ltd.	4,800	126,116
	Ricoh Co. Ltd.	174,700	1,545,860
	Ricoh Leasing Co. Ltd.	17,300	670,413

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ride On Express Holdings Co. Ltd.	3,200	$21,350
	Riken Keiki Co. Ltd.	4,799	102,492
#	Riken Technos Corp.	39,800	429,009
	Riken Vitamin Co. Ltd.	19,000	382,007
	Rinnai Corp.	15,300	401,861
	Rion Co. Ltd.	7,300	129,580
	Riso Kagaku Corp.	2,716	21,443
	Rix Corp.	1,400	33,512
#	Rock Field Co. Ltd.	5,500	49,597
#	Rohm Co. Ltd.	17,200	301,202
	Rohto Pharmaceutical Co. Ltd.	14,200	235,092
#	Rokko Butter Co. Ltd.	6,341	48,720
	Roland Corp.	2,400	59,240
	Rorze Corp.	76,000	1,609,989
	Round One Corp.	111,300	786,313
#	Royal Holdings Co. Ltd.	37,600	322,391
	Ryobi Ltd.	24,700	434,869
	RYODEN Corp.	11,500	274,138
	Ryohin Keikaku Co. Ltd.	189,600	3,781,533
	Ryoyo Ryosan Holdings, Inc.	12,224	246,359
	S Foods, Inc.	14,700	289,536
	S&B Foods, Inc.	12,800	361,557
#	Sac's Bar Holdings, Inc.	14,176	74,638
	Saizeriya Co. Ltd.	5,700	230,571
	Sakai Chemical Industry Co. Ltd.	12,700	273,316
	Sakai Heavy Industries Ltd.	6,000	85,249
	Sakai Moving Service Co. Ltd.	16,500	311,456
	Sakata INX Corp.	44,600	683,947
	Sakata Seed Corp.	7,500	197,273
	Sala Corp.	50,200	360,015
#	Samco, Inc.	1,600	49,168
	San Holdings, Inc.	18,800	180,537
	San ju San Financial Group, Inc.	6,560	212,823
	San-A Co. Ltd.	19,000	362,209
	San-Ai Obbli Co. Ltd.	56,500	802,937
	Sangetsu Corp.	31,100	634,892
	San-In Godo Bank Ltd.	80,177	820,158
#*	Sanken Electric Co. Ltd.	8,100	381,800
	Sanki Engineering Co. Ltd.	39,400	1,697,366
	Sanko Gosei Ltd.	42,101	262,325
	Sanko Metal Industrial Co. Ltd.	16,500	153,745
	Sankyo Co. Ltd.	94,500	1,478,219
		Shares	Value»
JAPAN — (Continued)
	Sankyo Frontier Co. Ltd.	4,100	$56,395
	Sankyo Seiko Co. Ltd.	29,700	151,275
	Sankyu, Inc.	33,500	1,995,774
#	Sanoh Industrial Co. Ltd.	31,700	175,007
	Sanrio Co. Ltd.	31,900	986,936
	Sansei Technologies, Inc.	9,200	144,568
	Sansha Electric Manufacturing Co. Ltd.	2,100	13,779
	Sanshin Electronics Co. Ltd.	9,400	190,665
#	Santec Holdings Corp.	4,100	276,184
	Santen Pharmaceutical Co. Ltd.	35,800	402,737
	Sanwa Holdings Corp.	112,300	2,543,742
	Sanyo Chemical Industries Ltd.	8,608	307,527
	Sanyo Denki Co. Ltd.	24,000	645,302
	Sanyo Industries Ltd.	400	11,351
	Sanyo Shokai Ltd.	9,337	265,568
	Sanyo Trading Co. Ltd.	20,500	210,680
#	Sapporo Holdings Ltd.	66,500	709,954
	Sato Corp.	22,600	339,093
	Sato Foods Co. Ltd.	800	38,471
#	Sato Shoji Corp.	9,500	144,673
#	Satori Electric Co. Ltd.	5,800	70,526
	Sawai Group Holdings Co. Ltd.	26,083	400,081
	SAXA, Inc.	1,900	81,000
	SBI Holdings, Inc.	82,102	1,856,655
#	SBS Holdings, Inc.	17,900	446,231
	SCREEN Holdings Co. Ltd.	17,800	2,266,883
	Scroll Corp.	40,400	340,596
	SEC Carbon Ltd.	5,800	100,520
	Secom Co. Ltd.	7,110	260,465
	Seed Co. Ltd.	18,600	69,544
	Sega Sammy Holdings, Inc.	8,100	127,048
	Seibu Giken Co. Ltd.	2,200	24,825
	Seibu Holdings, Inc.	56,900	1,507,633
	Seika Corp.	21,000	315,925
	Seikagaku Corp.	29,600	133,754
	Seikitokyu Kogyo Co. Ltd.	10,700	115,609
	Seiko Epson Corp.	62,900	809,379
	Seiko Group Corp.	23,236	1,160,752

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seino Holdings Co. Ltd.	30,000	$467,023
	Seiren Co. Ltd.	20,900	427,714
	Sekisui Chemical Co. Ltd.	42,500	751,714
#	Sekisui House Ltd.	39,140	872,305
	Sekisui Jushi Corp.	19,386	260,850
	SEMITEC Corp.	7,200	112,006
	Senko Group Holdings Co. Ltd.	99,500	1,239,410
#	Senshu Electric Co. Ltd.	12,500	467,104
	Senshu Ikeda Holdings, Inc.	133,600	707,235
	Seria Co. Ltd.	15,200	361,163
	Seven & i Holdings Co. Ltd.	476,800	6,828,060
	Seven Bank Ltd.	212,200	408,470
#	SFP Holdings Co. Ltd.	4,100	58,698
	SG Holdings Co. Ltd.	107,600	1,035,843
	Sharingtechnology, Inc.	12,100	90,938
*	Sharp Corp.	22,233	101,464
	Shibaura Machine Co. Ltd.	21,200	583,648
	Shibaura Mechatronics Corp.	14,100	2,125,692
	Shibusawa Logistics Corp.	30,100	252,986
	Shibuya Corp.	15,400	350,698
#*	SHIFT, Inc.	40,500	192,007
	Shiga Bank Ltd.	20,467	1,046,724
	Shikibo Ltd.	4,102	28,643
	Shikoku Bank Ltd.	31,901	420,496
	Shikoku Kasei Holdings Corp.	29,400	818,663
	Shimadaya Corp.	7,100	82,152
	Shimadzu Corp.	10,800	292,703
	Shimamura Co. Ltd.	3,800	254,695
	Shimizu Corp.	38,900	690,822
	Shimojima Co. Ltd.	3,100	27,766
	Shin Nippon Air Technologies Co. Ltd.	19,600	416,733
	Shinagawa Refra Co. Ltd.	35,900	498,288
	Shindengen Electric Manufacturing Co. Ltd.	3,300	78,153
	Shin-Etsu Chemical Co. Ltd.	59,800	1,966,497
	Shin-Etsu Polymer Co. Ltd.	30,100	393,185
	Shinko Shoji Co. Ltd.	30,300	211,295
	Shinmaywa Industries Ltd.	50,000	706,498
		Shares	Value»
JAPAN — (Continued)
	Shinnihon Corp.	26,100	$336,944
#	Shinobu Foods Products Co. Ltd.	7,000	92,635
	Shinsho Corp.	14,400	247,603
	Shinwa Co. Ltd. (3447 JP)	10,700	65,610
	Shinwa Co. Ltd. (7607 JP)	6,900	139,668
	Shionogi & Co. Ltd.	28,900	595,027
	Ship Healthcare Holdings, Inc.	36,700	604,958
	Shirai Electronics Industrial Co. Ltd.	10,200	50,088
	Shizuoka Financial Group, Inc.	83,400	1,362,421
	Shizuoka Gas Co. Ltd.	42,600	337,198
	Shoei Co. Ltd.	26,000	299,204
	Shoei Foods Corp.	3,300	86,929
	Showa Sangyo Co. Ltd.	22,109	450,383
	SIGMAXYZ Holdings, Inc.	43,600	220,283
	Siix Corp.	37,200	304,066
*	Simplex Holdings, Inc.	36,400	225,663
#	Sinanen Holdings Co. Ltd.	7,300	300,977
	Sinfonia Technology Co. Ltd.	26,300	1,779,882
	Sinko Industries Ltd.	24,900	239,095
	Sintokogio Ltd.	19,300	142,302
	SK Kaken Co. Ltd.	3,900	269,107
	SK-Electronics Co. Ltd.	10,000	215,531
	SKY Perfect JSAT Holdings, Inc.	128,700	1,860,341
	Skylark Holdings Co. Ltd.	86,000	1,752,360
#	Smaregi, Inc.	3,100	54,791
	SMS Co. Ltd.	25,100	265,624
	Soda Nikka Co. Ltd.	17,600	133,205
	Sodick Co. Ltd.	41,700	281,983
	SoftBank Corp.	2,895,000	3,935,055
	SoftBank Group Corp.	537,600	14,680,451
	Softcreate Holdings Corp.	6,300	84,532
	Software Service, Inc.	2,500	206,604
	Sojitz Corp.	102,540	3,739,152
	Soken Chemical & Engineering Co. Ltd.	21,900	399,482
	Solasto Corp.	19,499	115,447
#	Soliton Systems KK	5,800	73,332
	Sompo Holdings, Inc.	74,650	2,574,269

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Sony Financial Group, Inc. SFGYY US, ADR	31,527	$156,689
	Sony Group Corp. (6758 JP)	835,000	18,410,002
#	Sony Group Corp. (SONY US), Sponsored ADR	106,303	2,349,296
#	Space Co. Ltd.	14,200	141,730
	Sparx Group Co. Ltd.	13,779	146,760
	SPK Corp.	8,364	125,602
	Square Enix Holdings Co. Ltd.	1,500	25,922
	SRA Holdings	7,200	261,779
#	SRS Holdings Co. Ltd.	9,100	73,304
	ST Corp.	5,800	57,288
	ST HD Co. Ltd.	17,760	319,619
	St. Marc Holdings Co. Ltd.	1,800	32,731
	Stanley Electric Co. Ltd.	67,000	1,319,913
	Star Mica Holdings Co. Ltd.	23,400	220,939
	Startia Holdings, Inc.	4,900	89,136
	Starts Corp., Inc.	22,400	710,641
	Starzen Co. Ltd.	42,500	363,050
	Stella Chemifa Corp.	4,700	161,496
#	Step Co. Ltd.	8,900	140,929
	STI Foods Holdings, Inc.	4,500	37,944
	Strike Co. Ltd.	5,400	147,179
#	Studio Alice Co. Ltd.	5,400	69,548
	Subaru Corp.	230,800	4,954,851
#	Subaru Enterprise Co. Ltd.	7,900	154,460
	Sugi Holdings Co. Ltd.	29,418	676,150
#	Sugimoto & Co. Ltd.	15,000	137,751
	SUMCO Corp.	139,300	1,454,294
	Sumida Corp.	43,913	336,239
	Suminoe Co. Ltd.	2,700	22,190
	Sumiseki Holdings, Inc.	20,900	90,855
	Sumitomo Bakelite Co. Ltd.	22,200	781,882
	Sumitomo Chemical Co. Ltd.	358,300	1,089,993
	Sumitomo Corp.	90,000	3,654,818
	Sumitomo Electric Industries Ltd.	221,583	9,700,796
	Sumitomo Forestry Co. Ltd.	179,100	1,941,858
	Sumitomo Heavy Industries Ltd.	43,600	1,357,469
	Sumitomo Metal Mining Co. Ltd.	35,100	1,983,444
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	296,823	$10,445,334
	Sumitomo Mitsui Trust Group, Inc.	88,700	2,962,472
	Sumitomo Osaka Cement Co. Ltd.	30,000	808,584
	Sumitomo Realty & Development Co. Ltd.	125,400	3,492,011
	Sumitomo Rubber Industries Ltd.	98,153	1,581,846
	Sumitomo Seika Chemicals Co. Ltd.	9,100	315,502
	Sumitomo Warehouse Co. Ltd.	41,300	990,705
	Sun Frontier Fudousan Co. Ltd.	52,700	835,936
#	Suncall Corp.	16,900	104,622
	Sundrug Co. Ltd.	9,300	247,641
	Suntory Beverage & Food Ltd.	2,300	72,862
	Sun-Wa Technos Corp.	11,800	229,211
	Suruga Bank Ltd.	117,700	1,478,307
	Suzuken Co. Ltd.	20,346	820,140
	Suzuki Co. Ltd.	14,700	237,611
	Suzuki Motor Corp.	168,300	2,294,782
	SWCC Corp.	28,700	2,139,043
	System Research Co. Ltd.	4,500	57,206
	System Support Holdings, Inc.	4,800	43,382
#	Systems Engineering Consultants Co. Ltd.	1,800	40,180
	Systena Corp.	124,000	406,906
#	Syuppin Co. Ltd.	15,300	114,766
	T Hasegawa Co. Ltd.	15,200	279,624
	T RAD Co. Ltd.	6,300	347,908
	T&D Holdings, Inc.	34,500	852,115
	Tachibana Eletech Co. Ltd.	16,820	331,232
#	Tachikawa Corp.	10,900	136,294
	Tachi-S Co. Ltd.	29,100	396,672
	Tadano Ltd.	79,300	586,062
	Taihei Dengyo Kaisha Ltd.	25,900	374,152
	Taiheiyo Cement Corp.	55,188	1,516,544
	Taiho Kogyo Co. Ltd.	11,500	63,018
	Taikisha Ltd.	16,200	361,893
	Taisei Corp.	6,800	678,287
	Taisei Oncho Co. Ltd.	400	12,162
	Taiyo Holdings Co. Ltd.	43,608	1,411,455
	Taiyo Yuden Co. Ltd.	38,900	822,560

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takamatsu Construction Group Co. Ltd.	11,400	$282,009
#	Takamiya Co. Ltd.	10,200	29,156
	Takaoka Toko Co. Ltd.	9,464	282,914
	Takara & Co. Ltd.	8,500	233,238
	Takara Holdings, Inc.	24,700	255,108
	Takara Standard Co. Ltd.	18,900	360,888
	Takasago International Corp.	44,500	434,536
	Takasago Thermal Engineering Co. Ltd.	12,000	346,929
	Takashima & Co. Ltd.	26,000	152,252
#	Takashimaya Co. Ltd.	189,200	2,364,899
#	TAKEBISHI Corp.	6,900	102,018
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	96,352	3,279,794
	Takeuchi Manufacturing Co. Ltd.	20,700	857,063
#	Taki Chemical Co. Ltd.	2,500	63,530
#	Tama Home Co. Ltd.	10,100	242,627
	Tamron Co. Ltd.	115,200	768,984
	Tamura Corp.	69,000	284,393
	Tanabe Engineering Corp.	3,100	55,987
#	Tanseisha Co. Ltd.	26,250	259,735
#	Tayca Corp.	11,200	100,937
#	Tazmo Co. Ltd.	7,000	114,450
	TBS Holdings, Inc.	14,600	566,085
#	TDC Soft, Inc.	11,100	87,950
	TDK Corp. (6762 JP)	252,500	3,258,065
	TechMatrix Corp.	20,800	284,495
	Techno Medica Co. Ltd.	3,100	44,649
	Techno Ryowa Ltd.	7,000	352,551
	Techno Smart Corp.	8,600	115,003
	Teijin Ltd.	26,736	258,654
#	Teikoku Sen-I Co. Ltd.	9,600	186,392
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	92,121
	Tekken Corp.	9,300	292,881
#	Tera Probe, Inc.	6,800	323,083
	Terasaki Electric Co. Ltd.	2,300	65,868
#	Tess Holdings Co. Ltd.	11,400	27,157
	THK Co. Ltd.	11,400	340,601
	Tigers Polymer Corp.	10,100	62,919
	TIS, Inc.	57,900	1,684,804
	TKC Corp.	4,500	118,319
	Toa Corp. (1885 JP)	82,300	1,673,668
		Shares	Value»
JAPAN — (Continued)
	Toa Corp. (6809 JP)	17,300	$184,862
	TOA ROAD Corp.	44,000	495,991
	Toagosei Co. Ltd.	65,600	745,643
	TOBISHIMA HOLDINGS, Inc.	17,373	273,000
	TOC Co. Ltd.	32,400	175,370
	Tocalo Co. Ltd.	51,600	863,259
	Tochigi Bank Ltd.	35,400	192,036
	Toda Corp.	132,200	1,153,938
	Toei Animation Co. Ltd.	3,000	49,868
	Toenec Corp.	54,600	723,317
	Togami Electric Manufacturing Co. Ltd.	700	21,187
	Toho Bank Ltd.	71,700	279,227
#	Toho Co. Ltd. (8142 JP)	37,800	312,809
	Toho Co. Ltd. (9602 JP)	2,100	107,058
	Toho Holdings Co. Ltd.	18,900	565,038
#	Toho Titanium Co. Ltd.	29,600	355,917
#*	Toho Zinc Co. Ltd.	19,957	213,679
#	Tohokushinsha Film Corp.	35,700	146,599
	Tokai Carbon Co. Ltd.	84,902	587,468
	Tokai Corp.	15,867	252,918
	TOKAI Holdings Corp.	58,000	430,921
	Tokai Rika Co. Ltd.	32,300	654,675
	Tokai Tokyo Financial Holdings, Inc.	118,052	565,594
	Token Corp.	2,120	203,727
	Tokio Marine Holdings, Inc. (8766 JP)	116,048	4,325,403
	Tokushu Tokai Paper Co. Ltd.	16,123	172,200
	Tokuyama Corp.	42,425	1,109,170
	Tokyo Century Corp.	144,000	2,006,015
	Tokyo Electron Device Ltd.	15,900	363,747
#	Tokyo Energy & Systems, Inc.	16,900	200,969
	Tokyo Kiraboshi Financial Group, Inc.	20,499	1,338,369
	Tokyo Ohka Kogyo Co. Ltd.	3,400	160,485
	Tokyo Printing Ink Manufacturing Co. Ltd.	6,500	62,007
	Tokyo Radiator Manufacturing Co. Ltd.	3,400	36,187

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Rope Manufacturing Co. Ltd.	13,000	$141,039
#	Tokyo Sangyo Co. Ltd.	14,000	86,508
	Tokyo Seimitsu Co. Ltd.	3,400	308,042
	Tokyo Steel Manufacturing Co. Ltd.	36,500	356,376
	Tokyo Tatemono Co. Ltd.	124,700	2,934,468
#	Tokyo Tekko Co. Ltd.	10,700	426,364
	Tokyotokeiba Co. Ltd.	8,647	299,519
	Tokyu Construction Co. Ltd.	49,330	407,625
	Tokyu Fudosan Holdings Corp.	457,982	4,240,690
	Toli Corp.	42,200	208,025
#	Tomen Devices Corp.	1,500	113,185
#	Tomoe Corp.	20,300	266,035
	Tomoe Engineering Co. Ltd.	20,700	258,482
	Tomoku Co. Ltd.	12,436	278,787
	TOMONY Holdings, Inc.	147,800	836,473
	Tomy Co. Ltd.	61,000	1,077,169
	TOPPAN Holdings, Inc.	40,700	1,257,213
	Topre Corp.	50,301	819,421
	Topy Industries Ltd.	13,800	279,689
	Toray Industries, Inc.	175,600	1,295,262
#	Toridoll Holdings Corp.	15,600	420,809
#	Torigoe Co. Ltd.	15,700	106,343
	Torishima Pump Manufacturing Co. Ltd.	13,200	184,602
	Tosei Corp.	57,800	588,839
	Toshiba TEC Corp.	11,700	196,759
	Tosho Co. Ltd.	17,000	82,233
	Tosoh Corp.	133,600	2,180,433
	Totech Corp.	10,200	265,403
	Totetsu Kogyo Co. Ltd.	18,966	571,059
	TOTO Ltd.	26,299	826,549
	Tow Co. Ltd.	31,100	76,087
	Towa Pharmaceutical Co. Ltd.	35,300	822,157
	Toyo Corp.	6,200	71,775
	Toyo Denki Seizo KK	1,000	12,877
#	Toyo Gosei Co. Ltd.	3,500	200,645
#	Toyo Innovex Co. Ltd.	12,000	52,761
	Toyo Kanetsu KK	11,200	192,835
	Toyo Seikan Group Holdings Ltd.	34,000	853,055
	Toyo Suisan Kaisha Ltd.	7,000	499,776
		Shares	Value»
JAPAN — (Continued)
#	Toyo Tanso Co. Ltd.	15,300	$534,567
	Toyo Tire Corp.	95,700	2,579,088
	Toyobo Co. Ltd.	89,302	766,379
	Toyoda Gosei Co. Ltd.	41,800	1,135,618
	Toyota Boshoku Corp.	56,100	942,027
	Toyota Industries Corp.	7,100	908,488
	Toyota Motor Corp. (7203 JP)	564,890	12,803,507
#	Toyota Motor Corp. (TM US), Sponsored ADR	8,262	1,874,317
	Toyota Tsusho Corp.	147,200	5,360,909
	TPR Co. Ltd.	44,600	387,600
	Traders Holdings Co. Ltd.	20,039	126,019
#	Transaction Co. Ltd.	26,200	202,082
	Transcosmos, Inc.	13,900	338,983
	TRE Holdings Corp.	54,451	604,260
#	Treasure Factory Co. Ltd.	4,000	44,037
*	Trend Micro, Inc. (4704 JP)	5,400	211,831
#	Tri Chemical Laboratories, Inc.	3,400	72,880
	Trinity Industrial Corp.	1,400	11,869
	Trusco Nakayama Corp.	33,300	526,290
	TS Tech Co. Ltd.	41,200	506,146
#	TSI Holdings Co. Ltd.	37,000	252,378
#*	Tsubaki Nakashima Co. Ltd.	28,200	63,588
	Tsubakimoto Chain Co.	60,900	934,198
	Tsubakimoto Kogyo Co. Ltd.	8,700	160,789
#	Tsuburaya Fields Holdings, Inc.	23,200	274,870
	Tsugami Corp.	36,200	752,934
	Tsukishima Holdings Co. Ltd.	27,270	523,944
	Tsumura & Co.	24,363	644,031
#	Tsuruha Holdings, Inc.	135,620	2,161,073
	Tsurumi Manufacturing Co. Ltd.	24,600	347,245
	Tsutsumi Jewelry Co. Ltd.	3,900	66,497
	Tsuzuki Denki Co. Ltd.	4,100	96,595
	TV Asahi Holdings Corp.	11,100	256,711
	Tv Tokyo Holdings Corp.	4,400	130,145
	TYK Corp.	7,100	28,350

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	UACJ Corp.	120,428	$1,906,076
	UBE Corp.	52,220	903,056
	Uchida Yoko Co. Ltd.	41,000	551,145
	Ulvac, Inc.	14,400	773,167
	U-Next Holdings Co. Ltd.	26,400	317,811
	Unipres Corp.	45,838	405,429
	UNISOL Holdings Corp.	12,669	187,148
	United Arrows Ltd.	19,100	297,369
	United Super Markets Holdings, Inc.	16,555	99,782
	Urbanet Corp. Co. Ltd.	39,300	143,756
	Ushio, Inc.	36,900	663,338
	USS Co. Ltd.	125,800	1,390,006
	UT Group Co. Ltd.	399,000	532,595
	V Technology Co. Ltd.	2,500	50,434
	Valor Holdings Co. Ltd.	54,105	1,224,968
	Valqua Ltd.	12,400	351,682
#	Value HR Co. Ltd.	8,100	72,727
	Vector, Inc.	14,300	135,280
	Vertex Corp.	42,960	368,100
	Vision, Inc.	5,700	47,795
*	Visional, Inc.	10,400	573,143
	Vital KSK Holdings, Inc.	29,854	271,071
	VT Holdings Co. Ltd.	109,501	384,917
	Wacoal Holdings Corp.	9,000	253,762
#	Wakachiku Construction Co. Ltd.	10,000	297,513
	Wakita & Co. Ltd.	32,400	422,202
	Warabeya Nichiyo Holdings Co. Ltd.	22,100	491,973
#	Waseda Academy Co. Ltd.	6,100	82,285
#	Watahan & Co. Ltd.	11,900	109,018
#	WATAMI Co. Ltd.	7,000	43,185
	WDB Holdings Co. Ltd.	4,000	41,485
#	Wealth Management, Inc.	1,900	12,964
	Weathernews, Inc.	4,200	110,711
	Wellneo Sugar Co. Ltd.	13,300	245,959
	Wellnet Corp.	5,800	24,778
#	West Holdings Corp.	8,881	91,389
	Will Group, Inc.	9,800	75,427
*	WingArc1st, Inc.	12,667	266,884
	Workman Co. Ltd.	3,234	133,048
	World Co. Ltd.	36,100	732,579
	World Holdings Co. Ltd.	13,800	225,901
	Wowow, Inc.	4,600	43,117
		Shares	Value»
JAPAN — (Continued)
	Xebio Holdings Co. Ltd.	23,401	$162,961
	YAC Holdings Co. Ltd.	11,700	83,815
	Yagi & Co. Ltd.	800	17,396
	Yahagi Construction Co. Ltd.	24,500	367,739
	YAKUODO Holdings Co. Ltd.	5,859	75,990
	YAMABIKO Corp.	37,551	781,735
	YAMADA Consulting Group Co. Ltd.	2,300	25,746
	Yamada Holdings Co. Ltd.	86,000	301,495
#	Yamae Group Holdings Co. Ltd.	21,700	392,574
#	Yamagata Bank Ltd.	8,899	127,393
	Yamaguchi Financial Group, Inc.	62,801	1,000,353
	Yamaha Motor Co. Ltd.	217,800	1,644,760
	Yamaichi Electronics Co. Ltd.	19,900	756,287
#	Yamami Co.	1,400	44,168
	Yamanashi Chuo Bank Ltd.	10,900	334,512
#	Yamatane Corp.	16,100	235,396
	Yamato Corp.	15,800	238,879
	Yamato Holdings Co. Ltd.	21,600	282,414
	Yamato Kogyo Co. Ltd.	19,000	1,369,749
	Yamau Holdings Co. Ltd.	2,900	47,052
#	Yamaya Corp.	3,200	46,051
	Yamazaki Baking Co. Ltd.	54,800	1,161,073
	Yamazen Corp.	45,300	417,817
#	Yashima Denki Co. Ltd.	12,500	248,378
	Yaskawa Electric Corp.	3,200	102,142
#	Yasuda Logistics Corp.	12,700	183,001
	Yellow Hat Ltd.	61,400	670,349
	Yodoko Ltd.	85,000	770,082
	Yokogawa Bridge Holdings Corp.	30,700	617,899
	Yokogawa Electric Corp.	33,500	1,116,852
	Yokohama Financial Group, Inc.	231,738	2,110,607
	Yokohama Rubber Co. Ltd.	86,099	3,398,353
#	Yokorei Co. Ltd.	46,023	377,933
	Yokowo Co. Ltd.	7,700	109,675

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yomeishu Seizo Co. Ltd.	1,900	$52,520
	Yondenko Corp.	28,200	305,569
#	Yondoshi Holdings, Inc.	7,000	82,466
	Yonex Co. Ltd.	12,100	255,100
#	Yorozu Corp.	16,200	106,700
#	Yoshinoya Holdings Co. Ltd.	24,300	479,917
	Yotai Refractories Co. Ltd.	1,000	11,771
	Yuasa Trading Co. Ltd.	17,400	637,718
	Yurtec Corp.	29,700	522,189
#	Yushin Co.	2,500	12,306
	Yushiro, Inc.	9,100	178,690
	Yutaka Giken Co. Ltd.	2,500	53,214
	Zacros Corp.	57,500	432,938
	Zaoh Co. Ltd.	2,800	46,463
	Zenitaka Corp.	300	15,262
	Zenkoku Hosho Co. Ltd.	7,400	147,124
	Zenrin Co. Ltd.	20,700	140,401
	Zensho Holdings Co. Ltd.	22,650	1,227,560
	Zeon Corp.	66,200	808,953
	ZERIA Pharmaceutical Co. Ltd.	14,200	188,581
#	ZIGExN Co. Ltd.	47,600	144,313
	ZOZO, Inc.	46,800	386,542
#	Zuiko Corp.	5,000	32,478
TOTAL JAPAN			1,004,607,666
NETHERLANDS — (3.2%)
	Aalberts NV	88,378	3,393,585
Ω	ABN AMRO Bank NV	116,605	4,296,106
	Acomo NV	23,124	682,014
*Ω	Adyen NV	196	290,637
	Aegon Ltd. (AEG US)	1,405	10,943
	Aegon Ltd. (AGN NA)	431,223	3,387,031
*	AFC Ajax NV	70	784
#	Akzo Nobel NV	24,264	1,699,900
	Allfunds Group PLC	184,663	1,789,583
	AMG Critical Materials NV	31,774	1,359,284
#	Aperam SA	30,700	1,320,972
#	Arcadis NV	54,043	2,427,078
#	ArcelorMittal SA (MT US)	55,154	2,976,693
	ASM International NV	4,555	3,825,440
	ASML Holding NV (ASML US)	22,405	31,881,845
	ASR Nederland NV	123,220	8,949,548
*Ω	Basic-Fit NV	48,439	1,846,553
	BE Semiconductor Industries NV	4,610	897,306
#	Brunel International NV	5,047	44,786
		Shares	Value»
NETHERLANDS — (Continued)
#	Coca-Cola Europacific Partners PLC	21,542	$1,969,878
	Corbion NV	48,698	1,169,691
*	Flow Traders Ltd.	16,133	524,847
	ForFarmers NV	48,237	319,004
#	Fugro NV	27,639	381,933
	HAL Trust	799	147,478
	Havas NV	32,752	676,721
	Heineken NV	6,899	569,510
#	IMCD NV	17,545	1,639,974
	ING Groep NV (INGA NA)	269,172	7,938,123
#*	InPost SA	41,245	646,466
	JDE Peet's NV	13,786	519,003
	Kendrion NV	8,509	149,891
	Koninklijke Ahold Delhaize NV (AD NA)	320,272	12,522,681
	Koninklijke Ahold Delhaize NV (ADRNY US), Sponsored ADR	2,505	98,186
	Koninklijke BAM Groep NV	344,750	3,615,635
	Koninklijke Heijmans NV	34,266	2,792,005
	Koninklijke KPN NV	1,328,152	6,504,641
#	Koninklijke Philips NV (PHG US)	46,095	1,322,930
	Koninklijke Philips NV (PHIA NA)	65,477	1,880,225
	Koninklijke Vopak NV	35,338	1,763,682
#*	Magnum Ice Cream Co. NV MICC US	43,027	763,729
	Nedap NV	4,008	413,702
	NN Group NV	127,886	10,137,165
	PostNL NV	41,575	58,219
	Prosus NV (PRX NA)	20,259	1,164,918
	Randstad NV	36,850	1,318,734
	SBM Offshore NV	119,842	4,304,753
Ω	Signify NV	25,739	546,427
	TKH Group NV	30,012	1,317,064
	Universal Music Group NV	80,019	1,961,869
	Van Lanschot Kempen NV	27,463	1,665,331
	Wolters Kluwer NV	11,555	1,085,049
TOTAL NETHERLANDS			142,969,552
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	22,425	133,265
	Air New Zealand Ltd.	1,724,383	601,996
	Auckland International Airport Ltd.	58,868	293,342
#	Channel Infrastructure NZ Ltd.	454,999	797,959

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus Ltd. (CHRYY US), ADR	462	$13,061
#	Chorus Ltd. (CNU NZ)	296,781	1,697,046
	Contact Energy Ltd.	152,976	862,146
	EBOS Group Ltd.	9,303	144,119
	Fisher & Paykel Healthcare Corp. Ltd.	12,036	281,177
*	Fletcher Building Ltd. (FBU NZ)	63,991	143,863
	Fonterra Co-Operative Group Ltd.	51,432	253,638
	Freightways Group Ltd.	108,164	950,042
	Genesis Energy Ltd.	345,641	505,838
*	Gentrack Group Ltd.	12,020	55,201
	Hallenstein Glasson Holdings Ltd.	43,112	257,444
#	Heartland Group Holdings Ltd.	347,905	252,359
#	Infratil Ltd.	26,815	178,380
*	KMD Brands Ltd.	264,315	43,644
	Mainfreight Ltd.	5,267	213,207
	Mercury NZ Ltd.	17,602	67,152
	Meridian Energy Ltd.	43,045	146,025
	NZME Ltd. (NZM AU)	54,625	37,317
	NZX Ltd.	256,254	232,832
*	Oceania Healthcare Ltd.	361,394	184,063
	Port of Tauranga Ltd.	11,458	55,334
*	Rakon Ltd.	14,114	12,011
*	Ryman Healthcare Ltd.	2,707	4,537
	Sanford Ltd.	26,296	115,754
	Scales Corp. Ltd.	117,162	405,168
	Skellerup Holdings Ltd.	138,511	431,289
	SKY Network Television Ltd.	205,982	413,715
	Spark New Zealand Ltd.	58,373	79,455
*	Steel & Tube Holdings Ltd.	35,435	14,259
	Summerset Group Holdings Ltd.	175,958	1,223,705
#	Tourism Holdings Ltd.	41,587	64,544
	TOWER Ltd.	236,293	274,678
#	Turners Automotive Group Ltd.	37,392	194,039
#*	Vista Group International Ltd.	33,997	37,938
TOTAL NEW ZEALAND			11,671,542
NORWAY — (0.8%)
	2020 Bulkers Ltd.	24,539	364,426
		Shares	Value»
NORWAY — (Continued)
	ABG Sundal Collier Holding ASA	110,906	$93,325
	AF Gruppen ASA	3,992	76,442
	Akastor ASA	92,173	128,213
*	Aker BioMarine ASA	6,059	60,858
	Aker BP ASA	84,240	2,479,847
	Aker Solutions ASA	126,553	462,431
	Archer Ltd.	83,567	220,340
	Atea ASA	7,000	112,020
	Austevoll Seafood ASA	42,169	405,373
	B2 Impact ASA	175,571	378,808
	Bluenord ASA	11,545	539,625
	Bonheur ASA	15,677	410,380
	Borregaard ASA	13,213	265,904
	Bouvet ASA	30,606	184,921
*	BW Energy Ltd.	24,279	117,040
Ω	BW LPG Ltd. BWLPG NO	65,805	1,041,735
	BW Offshore Ltd.	76,793	374,218
*	Cadeler AS (CADLR NO)	6,861	40,843
*	Cloudberry Clean Energy ASA	136,617	175,569
#	DNB Bank ASA	72,761	2,086,301
	DNO ASA	441,180	749,374
#Ω	Elkem ASA	19,198	57,031
Ω	Elmera Group ASA	31,350	130,904
	Elopak ASA	5,465	28,403
	Equinor ASA	170,382	4,579,614
Ω	Europris ASA	48,152	442,367
#*	FLEX LNG Ltd. (FLNG NO)	8,683	231,839
	Frontline PLC	17,269	491,552
#*	Grieg Seafood ASA	47,153	365,107
	Hafnia Ltd.	98,686	604,930
	Hoegh Autoliners ASA	37,626	419,262
Ω	Kid ASA	18,840	243,803
Ω	Klaveness Combination Carriers ASA	21,372	196,298
*	Kongsberg Automotive ASA	580,364	130,144
	Kongsberg Gruppen ASA	12,485	428,873
#*	LINK Mobility Group Holding ASA	177,824	620,094
	Mowi ASA	9,964	229,700
	MPC Container Ships ASA	459,649	890,810
Ω	Multiconsult ASA	4,663	82,329
	Norbit ASA	10,762	206,845
	Norsk Hydro ASA	68,832	611,082
	Norwegian Air Shuttle ASA	23,557	39,763
*	NRC Group ASA	17,504	16,634
	Odfjell Drilling Ltd.	130,474	1,298,670

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Odfjell SE, Class A	16,596	$234,122
	Odfjell Technology Ltd.	18,940	115,643
Ω	Okeanis Eco Tankers Corp.	8,821	355,728
*	Otello Corp. ASA	30,522	57,834
	Pareto Bank ASA	40,928	343,987
	Petronor E&P ASA	34,774	37,184
	Pexip Holding ASA	11,294	90,471
	Protector Forsikring ASA	3,303	178,927
	Rana Gruber ASA	19,455	156,933
#	Salmar ASA	2,144	127,737
	SATS ASA	54,883	228,749
*Ω	Scatec ASA	69,753	833,302
*	Sea1 offshore, Inc.	94,163	244,156
	Selvaag Bolig ASA	13,851	49,872
#*	SmartCraft ASA	2,025	4,551
	Solstad Maritime Holding AS	80,173	181,838
	Solstad Offshore ASA	45,618	241,410
	SpareBank 1 Helgeland	1,689	29,790
	Sparebank 1 Oestlandet	19,094	388,126
	SpareBank 1 Sor-Norge ASA	58,908	1,187,549
	Sparebanken More	18,411	209,451
	Sparebanken Norge	9,734	193,924
	Stolt-Nielsen Ltd.	26,310	825,324
	Storebrand ASA	145,754	2,550,674
	Subsea 7 SA	41,782	1,068,035
	Telenor ASA	27,833	469,059
	TGS ASA	11,412	120,286
	TOMRA Systems ASA	15,468	205,201
	Var Energi ASA	69,151	252,846
	Veidekke ASA	40,659	749,287
	Wallenius Wilhelmsen ASA	55,034	639,424
	Wilh Wilhelmsen Holding ASA, Class A	10,620	756,113
	Yara International ASA	5,472	251,508
	Zalaris ASA	1,767	16,424
TOTAL NORWAY			36,509,512
PORTUGAL — (0.4%)
#	Altri SGPS SA	72,816	373,615
#	Banco Comercial Portugues SA, Class R	7,922,217	8,575,023
	CTT-Correios de Portugal SA	77,262	621,617
	EDP Renovaveis SA	20,774	315,586
		Shares	Value»
PORTUGAL — (Continued)
	Galp Energia SGPS SA	169,190	$3,366,480
	Ibersol SGPS SA	18,452	232,837
#	Mota-Engil SGPS SA	62,031	327,628
#	Navigator Co. SA	221,246	837,469
	NOS SGPS SA	258,127	1,341,869
	Semapa-Sociedade de Investimento e Gestao	13,836	367,001
	Sonae SGPS SA	678,187	1,423,201
*	Teixeira Duarte SA	277,095	157,431
TOTAL PORTUGAL			17,939,757
SINGAPORE — (1.1%)
#*	AEM Holdings Ltd.	159,800	242,798
	Aztech Global Ltd.	115,300	59,774
	Banyan Tree Holdings Ltd.	154,900	81,740
	Boustead Singapore Ltd.	303,152	465,475
	BRC Asia Ltd.	22,000	72,403
	Bukit Sembawang Estates Ltd.	90,500	363,886
	Bund Center Investment Ltd.	22,000	7,388
	CapitaLand Investment Ltd.	197,501	478,175
	China Aviation Oil Singapore Corp. Ltd.	191,200	262,847
	China Sunsine Chemical Holdings Ltd.	373,900	214,870
	City Developments Ltd.	72,500	528,277
*	COSCO Shipping International Singapore Co. Ltd.	1,001,700	92,083
	CSE Global Ltd.	690,042	609,216
	DBS Group Holdings Ltd.	101,027	4,695,973
	Delfi Ltd.	369,700	259,252
	DFI Retail Group Holdings Ltd.	81,700	336,410
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	142,920	146,133
	First Resources Ltd.	529,400	890,462
	Food Empire Holdings Ltd.	172,500	365,052
	Fraser & Neave Ltd.	10,400	12,501
	Frasers Property Ltd.	115,500	102,354
#	Frencken Group Ltd.	416,100	547,180
	Genting Singapore Ltd.	384,500	221,990
#	Geo Energy Resources Ltd.	537,300	179,934

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Golden Agri-Resources Ltd.	3,665,100	$831,970
	GuocoLand Ltd.	157,833	334,630
	Haw Par Corp. Ltd.	79,700	1,025,624
	Ho Bee Land Ltd.	141,800	271,852
	Hong Fok Corp. Ltd.	293,080	196,519
	Hong Leong Asia Ltd.	224,400	605,658
#	Hong Leong Finance Ltd.	183,200	395,770
	Hongkong Land Holdings Ltd.	138,100	1,171,761
	Hour Glass Ltd.	208,200	366,326
	Hutchison Port Holdings Trust	3,829,500	880,823
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	55,900	463,555
	ISDN Holdings Ltd.	159,169	50,230
	Jardine Cycle & Carriage Ltd.	46,444	1,158,415
	Keppel Ltd.	38,300	329,488
	KSH Holdings Ltd.	82,000	22,216
	LHN Ltd.	55,600	29,718
	Marco Polo Marine Ltd.	2,024,500	239,154
*	Mermaid Maritime PCL	531,400	52,464
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	11,500	5,167
	Netlink NBN Trust	125,100	96,240
*	Oceanus Group Ltd.	2,050,000	6,301
#	Olam Group Ltd.	254,035	178,441
#	OUE Ltd.	114,700	106,374
	Oversea-Chinese Banking Corp. Ltd.	188,346	3,143,408
	Pan-United Corp. Ltd.	84,950	76,931
	Propnex Ltd.	72,000	124,044
	QAF Ltd.	150,253	112,706
	Raffles Medical Group Ltd.	184,698	144,595
#*	Rex International Holding Ltd.	921,400	113,537
#	Riverstone Holdings Ltd.	46,100	27,733
	Samudera Shipping Line Ltd.	331,600	289,597
	SATS Ltd.	48,392	144,167
	Seatrium Ltd.	743,922	1,233,715
#	Sembcorp Industries Ltd.	330,100	1,564,171
	Sheng Siong Group Ltd.	408,200	873,090
	Sing Investments & Finance Ltd.	20,250	26,465
	Singapore Airlines Ltd.	573,250	2,861,672
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Exchange Ltd.	175,700	$2,434,517
	Singapore Land Group Ltd.	104,584	287,259
#	Singapore Post Ltd.	973,100	302,144
	Singapore Technologies Engineering Ltd.	220,100	1,692,038
	Singapore Telecommunications Ltd.	23,200	83,722
	Stamford Land Corp. Ltd.	471,811	183,530
	StarHub Ltd.	78,300	70,035
	Straits Trading Co. Ltd.	97,340	137,132
*††	Swiber Holdings Ltd.	189,500	0
	Tai Sin Electric Ltd.	29,600	11,605
	Tiong Woon Corp. Holding Ltd.	71,100	55,056
	Tuan Sing Holdings Ltd.	138,661	37,710
#	UMS Integration Ltd.	382,283	402,961
	United Overseas Bank Ltd.	142,582	4,297,298
	UOB-Kay Hian Holdings Ltd.	323,004	800,731
	UOL Group Ltd.	94,587	807,827
	Valuetronics Holdings Ltd.	270,700	186,366
	Venture Corp. Ltd.	66,200	850,082
	Wee Hur Holdings Ltd.	169,300	118,448
	Wilmar International Ltd.	93,600	249,916
	Wing Tai Holdings Ltd.	281,768	365,247
	Yangzijiang Shipbuilding Holdings Ltd.	1,009,700	2,651,787
TOTAL SINGAPORE			46,816,111
SPAIN — (3.0%)
	Acciona SA	9,885	2,124,442
	Acerinox SA	117,835	1,750,398
	ACS Actividades de Construccion y Servicios SA	55,302	6,204,691
Ω	Aedas Homes SA	3,698	104,999
Ω	Aena SME SA	145,600	4,521,979
	Alantra Partners SA	5,810	63,065
	Almirall SA	26,738	400,251
	Amadeus IT Group SA	99,529	6,673,085
*	Amper SA	257,385	57,982

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Atresmedia Corp. de Medios de Comunicacion SA	59,052	$367,469
	Audax Renovables SA	28,289	44,148
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	638,886	16,217,252
	Banco de Sabadell SA	4,364,413	17,120,644
	Banco Santander SA (SAN SM)	589,465	7,526,326
	Bankinter SA	579,148	9,886,040
	CaixaBank SA	621,280	8,201,005
Ω	Cellnex Telecom SA	4,358	134,794
	CIE Automotive SA	26,019	886,346
	Construcciones y Auxiliar de Ferrocarriles SA	15,777	1,051,745
	Ebro Foods SA	24,864	541,922
*	eDreams ODIGEO SA	21,506	88,982
	Elecnor SA	21,392	681,867
#*	Ence Energia y Celulosa SA	74,969	197,411
	Endesa SA	103,428	3,818,016
*	Ercros SA	80,582	326,528
	Faes Farma SA	178,154	1,104,555
	Ferrovial SE	6,570	443,771
	Fluidra SA	5,471	159,142
Ω	Gestamp Automocion SA	66,763	239,368
Ω	Global Dominion Access SA	35,691	147,407
	Grifols SA	61,816	790,876
	Grupo Empresarial San Jose SA	8,089	79,666
	Iberdrola SA	530	11,889
	Iberdrola SA IBE SM	38,730	870,761
	Iberpapel Gestion SA (IBG SM)	7,699	191,766
	Indra Sistemas SA	80,889	5,228,149
	Industria de Diseno Textil SA	104,163	6,777,896
	Laboratorio Reig Jofre SA	5,918	19,299
	Laboratorios Farmaceuticos Rovi SA	2,623	223,955
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	19,991	27,880
	Logista Integral SA	33,132	1,208,546
	Mapfre SA	384,648	1,760,047
	Melia Hotels International SA	71,366	636,730
		Shares	Value»
SPAIN — (Continued)
	Miquel y Costas & Miquel SA	12,334	$204,798
	Naturgy Energy Group SA	8,341	261,915
Ω	Neinor Homes SA	23,065	549,586
*	Obrascon Huarte Lain SA	143,384	60,919
Ω	Prosegur Cash SA	141,122	107,256
	Repsol SA (REP SM)	392,409	7,730,886
	Sacyr SA	4,957	23,303
	Sacyr SA SCYR SM	396,624	1,866,350
*	Solaria Energia y Medio Ambiente SA	17,755	391,590
*	Tecnicas Reunidas SA	40,468	1,532,303
#	Telefonica SA (TEF SM)	1,298,032	5,254,819
#	Tubacex SA	103,423	422,552
Ω	Unicaja Banco SA	915,509	3,137,345
	Vidrala SA	12,410	1,296,496
	Viscofan SA	23,053	1,547,101
TOTAL SPAIN			133,300,309
SWEDEN — (2.6%)
#	AAK AB	6,365	178,105
Ω	AcadeMedia AB	148,168	1,569,991
	AddLife AB, Class B	4,638	71,049
	Addnode Group AB	35,044	336,806
	AddTech AB, Class B	24,659	800,653
	AFRY AB	70,644	1,120,978
	Alfa Laval AB	13,370	774,421
Ω	Alimak Group AB	3,407	52,166
	Alleima AB	102,120	892,500
	Alligo AB, Class B	23,010	327,276
Ω	Ambea AB	149,513	2,279,998
	AQ Group AB	36,184	796,446
	Arjo AB, Class B	187,661	562,565
#	Assa Abloy AB, Class B	17,058	689,722
	Atlas Copco AB (ATCOA SS), Class A	60,953	1,256,984
	Atlas Copco AB (ATCOB SS), Class B	39,847	716,754
Ω	Attendo AB	233,959	2,335,496
	Avanza Bank Holding AB	19,515	760,351
#	Axfood AB	25,059	858,555
	Beijer Alma AB	23,618	701,870
	Beijer Ref AB	1,784	25,395
	Bergman & Beving AB	26,014	809,315
	Betsson AB, Class B	111,000	1,303,316
#*	Better Collective AS	11,415	136,128
*	BHG Group AB	146,592	504,957

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bilia AB, Class A	73,360	$1,039,464
	Billerud Aktiebolag	97,388	787,489
	Bjorn Borg AB	12,770	84,042
*	Boliden AB	34,676	2,428,246
*	Bonava AB, Class B	261,993	383,732
Ω	Bravida Holding AB	63,022	620,898
	Bufab AB	31,115	344,422
	Bulten AB	14,447	80,584
	Bure Equity AB	46,583	1,150,199
	Byggmax Group AB	105,353	668,780
	Catella AB	17,923	54,850
	Cellavision AB	1,475	24,380
	Clas Ohlson AB, Class B	53,721	1,839,449
	Cloetta AB, Class B	172,079	841,698
*	Coffee Stain Group AB, Class B	37,682	78,431
Ω	Coor Service Management Holding AB	35,669	211,590
	Duni AB	6,770	79,625
*	Dynavox Group AB	49,970	488,862
	Eastnine AB	50,738	283,722
	Electrolux Professional AB, Class B	24,801	170,889
	Elekta AB, Class B	17,723	113,927
#*	Embracer Group AB	37,682	206,403
#*	Enad Global 7 AB	25,501	35,169
*	Enea AB	5,862	44,061
#	Engcon AB	5,725	51,358
	Ependion AB	18,185	217,152
	Epiroc AB (EPIA SS), Class A	18,178	509,587
	Epiroc AB (EPIB SS), Class B	10,758	268,273
	Essity AB (ESSITYA SS), Class A	1,404	41,402
	Essity AB (ESSITYB SS), Class B	23,376	692,132
	Ework Group AB	1,655	17,693
	Fagerhult Group AB	4,700	19,814
*	Fastighetsbolaget Emilshus AB, Class B	817	4,872
	Fenix Outdoor International AG	105	6,183
	Getinge AB, Class B	20,594	451,262
	Granges AB	85,123	1,428,395
*	Gruvaktiebolaget Viscaria	40,801	92,734
#	H & M Hennes & Mauritz AB, Class B	81,909	1,640,239
	Hanza AB	20,067	313,559
	Hemnet Group AB	20,795	331,603
	Hexagon AB, Class B	2,693	30,364
	Hexpol AB	49,640	406,288
		Shares	Value»
SWEDEN — (Continued)
*	HMS Networks AB	5,349	$241,127
Ω	Hoist Finance AB	49,155	691,458
#	Holmen AB (HOLMB SS), Class B	11,216	420,408
	Humana AB	63,418	338,380
	Husqvarna AB (HUSQA SS), Class A	5,896	30,110
	Husqvarna AB (HUSQB SS), Class B	57,812	295,337
	Indutrade AB	10,461	245,577
	Instalco AB	138,377	394,700
#*	International Petroleum Corp. (IPCO CN)	4,171	86,994
*	International Petroleum Corp. (IPCO SS)	100,721	2,105,204
	INVISIO AB	1,764	51,617
	Inwido AB	64,392	1,108,334
	JM AB	30,901	475,519
	Kabe Group AB, Class B	3,063	71,506
*	Karnov Group AB	38,246	420,231
	KNOW IT AB	21,230	278,002
	Lagercrantz Group AB, Class B	52,614	1,152,804
	Lifco AB, Class B	7,820	268,711
	Lime Technologies AB	3,344	95,449
	Lindab International AB	30,973	651,122
	Loomis AB	49,045	2,035,183
*	Medcap AB	4,609	254,370
	Medicover AB, Class B	10,079	229,366
	MEKO AB	20,610	163,821
	Midsona AB, Class B	14,941	16,529
*	Modern Times Group MTG AB, Class B	48,652	567,936
	Momentum Group AB	21,198	313,013
Ω	Munters Group AB	39,397	777,841
	Mycronic AB	29,374	676,134
	NCC AB, Class B	86,929	2,225,969
	Nederman Holding AB	5,172	83,531
*	Net Insight AB, Class B	87,004	21,256
#	New Wave Group AB, Class B	60,213	722,010
#	Nibe Industrier AB, Class B	9,620	36,852
	Nilorngruppen AB, Class B	7,451	54,060
	Nolato AB, Class B	72,214	471,962
	Nordnet AB publ	31,491	1,018,831

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Norion Bank AB	34,174	$260,317
	Note AB	4,418	82,181
	OEM International AB, Class B	10,320	147,390
#*	Orron Energy AB	7,830	4,676
	Pandox AB	20,998	453,058
	Peab AB, Class B	140,435	1,403,607
	Proact IT Group AB	22,638	259,103
	Ratos AB, Class B	236,361	1,010,272
	RaySearch Laboratories AB	28,650	611,986
	Rejlers AB	9,352	191,448
	Rvrc Holding AB	35,929	276,052
#	Saab AB, Class B	1,715	133,809
	Sandvik AB	58,321	2,302,883
	Scandi Standard AB	50,561	613,216
Ω	Scandic Hotels Group AB	139,436	1,393,349
*	Sdiptech AB, Class B	18,572	355,734
	Sectra AB, Class B	24,127	596,526
	Securitas AB, Class B	86,558	1,431,401
*Ω	Sinch AB	386,738	1,158,827
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	163,787	3,520,507
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	2,134	47,014
	Skanska AB, Class B	32,847	997,635
	SKF AB (SKFA SS), Class A	6,538	173,105
#	SKF AB (SKFB SS), Class B	75,257	1,967,722
	SkiStar AB	28,609	538,543
	Softronic AB, Class B	12,877	30,856
	Solid Forsakring AB	14,851	153,555
	SSAB AB (SSABA SS), Class A	91,373	755,450
	SSAB AB (SSABAH FH), Class A	19,797	163,978
	SSAB AB (SSABB SS), Class B	189,962	1,562,695
	SSAB AB (SSABBH FH), Class B	112,074	921,875
*	Stillfront Group AB	116,224	71,905
	Storskogen Group AB, Class B	556,612	675,782
	Svedbergs Group AB	4,526	33,591
	Svenska Cellulosa AB SCA (SCAA SS), Class A	4,829	60,263
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	77,203	966,652
		Shares	Value»
SWEDEN — (Continued)
#	Svenska Handelsbanken AB (SHBA SS), Class A	49,338	$777,816
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,033	27,074
	Sweco AB, Class B	41,777	692,133
	Swedbank AB, Class A	70,453	2,739,231
*	Swedish Orphan Biovitrum AB	2,644	100,407
	Synsam AB	76,643	563,682
	Systemair AB	52,762	513,569
	Tele2 AB, Class B	246,030	4,526,591
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,776	73,652
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	647,254	7,009,866
	Telia Co. AB	775,558	3,543,105
	TF Bank AB	16,170	311,943
Ω	Thule Group AB	4,392	105,222
	Trelleborg AB, Class B	5,210	210,829
	Troax Group AB	15,129	246,826
	Truecaller AB, Class B	120,225	208,181
	VBG Group AB, Class B	15,984	690,721
	Vitrolife AB	5,298	69,061
	Volati AB	2,359	25,217
	Volvo AB (VOLVA SS), Class A	39,312	1,428,330
	Volvo AB (VOLVB SS), Class B	276,710	10,054,921
*	Volvo Car AB, Class B	67,085	223,870
*	XANO Industri AB, Class B	499	5,063
TOTAL SWEDEN			117,011,146
SWITZERLAND — (7.1%)
	ABB Ltd.	82,312	7,086,900
	Accelleron Industries AG (ACLN SW)	43,933	4,208,242
	Adecco Group AG	4,954	145,580
	Alcon AG ALC SW	33,230	2,689,712
#	Alcon AG ALC US	59,573	4,824,222
	Allreal Holding AG	11,150	3,261,518
	ALSO Holding AG	5,361	1,381,543
*	Amrize Ltd.	114,220	6,042,227
	APG SGA SA	844	230,318

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Arbonia AG	28,816	$188,287
*	Aryzta AG	20,626	1,462,057
	Ascom Holding AG	9,562	66,322
	Autoneum Holding AG	4,725	772,812
	Avolta AG	73,818	4,519,245
	Banque Cantonale de Geneve	18,920	680,502
#	Banque Cantonale Vaudoise	12,534	1,696,228
	Barry Callebaut AG	146	257,546
*	Basilea Pharmaceutica Ag Allschwil	3,065	214,673
	Belimo Holding AG	555	607,046
	Bell Food Group AG	1,891	542,579
	Berner Kantonalbank AG	5,413	2,258,906
	Bossard Holding AG, Class A	6,265	1,231,220
	Bucher Industries AG	7,246	3,361,450
	Burckhardt Compression Holding AG	2,497	1,726,292
	Burkhalter Holding AG	2,829	514,134
	Bystronic AG	460	160,542
*	Carlo Gavazzi Holding AG	203	41,824
	Cembra Money Bank AG	28,673	3,665,326
	Chocoladefabriken Lindt & Spruengli AG	6	886,870
*	Cicor Technologies Ltd.	2,328	370,411
	Cie Financiere Richemont SA, Class A	23,249	4,512,853
	Cie Financiere Tradition SA, Class BR	1,519	578,673
	Clariant AG	33,140	306,631
#	Coltene Holding AG	2,682	191,490
	COSMO Pharmaceuticals NV	5,288	792,908
	CPH Group AG	566	49,399
	Daetwyler Holding AG, Class BR	2,074	423,888
	DKSH Holding AG	25,623	1,880,013
	dormakaba Holding AG	21,670	1,629,642
	DSM-Firmenich AG	6,231	491,336
	EFG International AG	90,269	2,306,820
	Emmi AG	1,461	1,480,138
		Shares	Value»
SWITZERLAND — (Continued)
	EMS-Chemie Holding AG	172	$133,725
	Flughafen Zurich AG	15,555	4,831,090
	Forbo Holding AG	252	297,608
Ω	Galenica AG	42,842	5,355,146
	Geberit AG	8,236	6,288,929
	Georg Fischer AG	58,377	3,890,877
	Glarner Kantonalbank	2,221	63,175
	Helvetia Baloise Holding AG	52,648	13,352,621
	Holcim AG (HOLN SW)	114,677	11,819,625
	Huber & Suhner AG	16,328	3,302,413
	Hypothekarbank Lenzburg AG	6	31,499
	Implenia AG	14,151	1,355,213
	Inficon Holding AG	4,890	773,845
	Interroll Holding AG	430	1,035,493
	Investis Holding SA	2,127	426,001
	Julius Baer Group Ltd.	66,248	5,533,714
	Jungfraubahn Holding AG	3,969	1,564,062
	Kardex Holding AG	4,164	1,463,804
*	Komax Holding AG	841	72,859
	Kuehne & Nagel International AG	4,892	1,132,802
	Landis & Gyr Group AG	23,146	1,625,981
	Liechtensteinische Landesbank AG	13,091	1,632,382
	Logitech International SA (LOGN SW)	4,072	350,811
	Lonza Group AG	1,341	911,143
	Luzerner Kantonalbank AG	13,887	1,769,153
Ω	Medacta Group SA	1,696	362,894
#	Meier Tobler Group AG	4,847	228,055
#	Metall Zug AG, Class B	104	108,575
	Mikron Holding AG	6,796	151,834
	Mobimo Holding AG	8,741	4,401,833
*Ω	Montana Aerospace AG	7,204	310,938
	Naturenergie Holding AG	3,103	131,093
	Nestle SA	162,887	15,543,739
	Novartis AG (NOVN SW)	23,271	3,452,713
#	Novartis AG (NVS US), Sponsored ADR	209,451	31,140,568
	Partners Group Holding AG	2,076	2,830,717
	Phoenix Mecano AG	626	358,635

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*Ω	PolyPeptide Group AG	13,862	$490,006
#	Rieter Holding AG	27,196	117,052
	Roche Holding AG (RO SW), Class BR	2,541	1,174,250
	Roche Holding AG (ROG SW)	52,136	23,708,302
	Sandoz Group AG (SDZ SW)	65,204	5,165,857
	Sandoz Group AG (SDZNY US), ADR	22,234	1,762,680
	Schindler Holding AG	1,913	703,566
#	Schweizerische Nationalbank	5	23,433
*Ω	Sensirion Holding AG	1,064	79,489
	SFS Group AG	15,315	2,248,459
	SGS SA	27,718	3,336,123
	Siegfried Holding AG	29,730	3,655,651
	Sika AG	1,591	305,298
	Softwareone Holding AG SWON SW	2,343	24,112
	Sonova Holding AG	231	63,221
	St. Galler Kantonalbank AG	2,464	1,893,821
#	Stadler Rail AG	4,821	123,513
	Sulzer AG	19,275	4,153,127
#	Swatch Group AG (UHR SW), Class BR	1,329	313,561
	Swatch Group AG (UHRN SW)	13,245	627,527
#	Swiss Life Holding AG	7,783	8,534,468
	Swiss Prime Site AG	49,392	8,408,523
	Swiss Re AG	60,123	9,606,681
#	Swisscom AG	10,284	8,443,996
	Swissquote Group Holding SA	10,916	6,214,547
#	Temenos AG	1,243	109,849
	Thurgauer Kantonalbank	163	36,036
	TX Group AG	2,149	462,916
	UBS Group AG (UBSG SW)	194,963	9,224,748
	Valiant Holding AG	13,439	2,697,795
Ω	VAT Group AG	852	550,960
	Vaudoise Assurances Holding SA	652	621,007
	Vetropack Holding AG	3,943	115,060
	Vontobel Holding AG	27,971	2,410,707
	VP Bank AG, Class A	1,813	197,814
	VZ Holding AG	8,536	1,673,151
#	V-ZUG Holding AG	879	45,305
	Walliser Kantonalbank	1,868	334,709
	Ypsomed Holding AG	126	49,866
	Zehnder Group AG	8,980	956,221
		Shares	Value»
SWITZERLAND — (Continued)
	Zug Estates Holding AG, Class B	260	$783,464
	Zuger Kantonalbank, Class BR	98	1,190,685
	Zurich Insurance Group AG	8,171	5,813,027
TOTAL SWITZERLAND			316,224,473
UNITED KINGDOM — (9.9%)
	3i Group PLC	32,200	1,479,240
	4imprint Group PLC	11,660	653,270
	Aberdeen Group PLC	757,995	2,263,214
	Admiral Group PLC	36,363	1,368,484
	Advanced Medical Solutions Group PLC	59,728	175,965
	AEP Plantations PLC	16,732	337,098
*	Afentra PLC	51,932	35,570
	AG Barr PLC	27,916	243,596
Ω	Airtel Africa PLC	454,430	1,981,328
	AJ Bell PLC	138,023	876,577
Ω	Alfa Financial Software Holdings PLC	54,419	160,675
	Anglo American PLC	53,044	2,459,534
	Antofagasta PLC	16,978	841,286
*	AO World PLC	151,274	224,010
	Ashmore Group PLC	10,809	35,069
	Ashtead Group PLC	127,317	8,196,631
	Associated British Foods PLC	34,468	900,797
	AstraZeneca PLC (AZN US), Sponsored ADR	178,300	16,540,891
	Atalaya Mining Copper SA	2,664	37,315
Ω	Autotrader Group PLC	61,486	453,243
	Aviva PLC	204,514	1,782,923
	Avon Technologies PLC	718	17,297
	Babcock International Group PLC	295,445	5,825,121
	BAE Systems PLC	91,186	2,475,421
	Balfour Beatty PLC	168,944	1,654,353
	Barclays PLC (BARC LN)	674,450	4,501,326
	Barclays PLC (BCS US), Sponsored ADR	60,956	1,630,573
	Barratt Redrow PLC	390,027	2,076,789
	Beazley PLC	168,553	2,618,560
	Bellway PLC	51,846	1,929,446
	Berkeley Group Holdings PLC	22,346	1,262,531
	Bloomsbury Publishing PLC	50,401	342,856

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bodycote PLC	143,576	$1,468,752
	BP PLC (BP LN)	1,487,940	9,434,368
	BP PLC (BP US), Sponsored ADR	4,950	187,506
	Breedon Group PLC	137,429	632,991
	British American Tobacco PLC (BATS LN)	144,281	8,716,536
	British American Tobacco PLC (BTI US), Sponsored ADR	1,755	106,493
	Brooks Macdonald Group PLC	2,498	54,801
	BT Group PLC	3,828,974	10,064,536
	Bunzl PLC	15,944	447,119
*	Burberry Group PLC	150,677	2,276,567
	Burford Capital Ltd.	48,392	461,132
	Bytes Technology Group PLC (BYIT LN)	10,454	48,207
	C&C Group PLC	89,665	134,121
*	Canal & SA	161,833	701,978
	Capital Ltd.	117,538	212,642
	Card Factory PLC	229,184	213,150
*	Carnival PLC (CCL LN)	314	9,327
*	Carnival PLC (CUK US), ADR	17,224	513,103
	Castings PLC	1,334	5,014
	Central Asia Metals PLC	121,001	370,058
	Centrica PLC	2,083,514	5,455,704
	Chemring Group PLC	44,535	304,457
	Chesnara PLC	145,725	609,893
	Clarkson PLC	13,279	762,420
*	Close Brothers Group PLC	132,896	922,546
Ω	CMC Markets PLC	101,905	455,279
	Coats Group PLC	1,046,043	1,217,313
	Coca-Cola HBC AG, Class DI	37,278	2,024,555
	Compass Group PLC	44,918	1,346,886
	Computacenter PLC	25,723	1,177,273
Ω	Convatec Group PLC	41,872	132,078
	Costain Group PLC	146,961	355,943
	Cranswick PLC	8,131	586,903
	Crest Nicholson Holdings PLC	250,357	523,610
	Croda International PLC	3,011	112,502
	Currys PLC	932,353	1,868,485
	CVS Group PLC	21,707	387,355
	DCC PLC	19,035	1,206,617
*	DFS Furniture PLC	126,133	341,073
	Diploma PLC	2,859	208,283
	DiscoverIE Group PLC	49,130	423,064
		Shares	Value»
UNITED KINGDOM — (Continued)
	Dowlais Group PLC	414,070	$527,732
	Dr. Martens PLC	136,475	125,816
	Drax Group PLC	378,778	4,673,726
	Dunelm Group PLC	55,546	701,543
	easyJet PLC	83,048	543,381
	Ecora Royalties PLC	123,691	244,134
	Elementis PLC	223,558	492,743
	Energean PLC	83,379	968,257
	EnQuest PLC	1,288,802	218,440
	Eurocell PLC	44,578	76,998
	Experian PLC	58,372	2,210,824
	Fevara PLC	4,207	7,800
	Firstgroup PLC	858,875	2,196,914
	Foresight Group Holdings Ltd.	17,500	101,436
Ω	Forterra PLC	15,878	38,520
	Foxtons Group PLC	190,883	140,041
*	Frasers Group PLC	57,024	543,208
	Fresnillo PLC	55,053	2,711,171
*	Frontier Developments PLC	8,719	56,903
	Fuller Smith & Turner PLC, Class A	27,208	250,808
*Ω	Funding Circle Holdings PLC	22,235	49,548
	Galliford Try Holdings PLC	106,890	767,272
	Games Workshop Group PLC	14,940	3,485,324
*	Gaming Realms PLC	141,719	77,373
	Gamma Communications PLC	2,192	27,303
	GB Group PLC	94,721	310,638
*	Genel Energy PLC	60,528	51,616
	Genuit Group PLC	108,847	495,575
*	Georgia Capital PLC	30,118	1,392,655
	Glencore PLC	764,042	5,208,747
	Gooch & Housego PLC	12,228	116,578
	Goodwin PLC	406	139,936
	Grafton Group PLC, CDI	112,665	1,440,511
	Grainger PLC	521,679	1,388,568
*	Greencore Group PLC	154,207	0
	Greencore Group PLC GNC LN	501,628	1,983,846
	Greggs PLC	68,837	1,514,633
*	Griffin Mining Ltd.	37,665	158,587
	GSK PLC (GSK LN)	71,764	1,855,947
#	GSK PLC (GSK US), Sponsored ADR	201,719	10,408,700
	Gulf Keystone Petroleum Ltd.	246,484	615,071
*	Gulf Marine Services PLC	466,490	145,142
*Ω	Gym Group PLC	139,580	323,920

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Haleon PLC (HLN LN)	16,968	$88,741
	Halfords Group PLC	223,454	459,547
	Hargreaves Services PLC	19,428	198,864
	Harworth Group PLC	109,733	247,448
	Helical PLC	109,132	287,925
*	Helios Towers PLC	104,345	247,608
	Henry Boot PLC	48,066	127,542
	Hikma Pharmaceuticals PLC	8,723	182,977
	Hill & Smith PLC	29,727	908,368
	Hiscox Ltd.	146,977	2,989,421
	Hochschild Mining PLC	452,943	4,087,607
	Hollywood Bowl Group PLC	149,621	531,669
Ω	Hostelworld Group PLC	38,772	62,248
	Howden Joinery Group PLC	263,686	3,020,763
	HSBC Holdings PLC (HSBA LN)	259,243	4,573,287
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	90,950	8,004,510
	Hunting PLC	130,129	791,711
Ω	Ibstock PLC	18,912	32,904
	ICG PLC	16,634	413,907
	IG Group Holdings PLC	227,840	4,226,898
	IMI PLC	102,880	3,884,988
	Imperial Brands PLC	238,012	10,024,538
	Inchcape PLC	294,056	3,288,255
	Informa PLC	24,371	294,105
	IntegraFin Holdings PLC	35,399	170,413
	International Personal Finance PLC	224,665	723,808
	International Workplace Group PLC	273,964	928,776
	Intertek Group PLC	27,712	1,700,066
	Investec PLC	86,771	720,566
*	IP Group PLC	940,085	763,467
	Ithaca Energy PLC	16,690	42,152
	ITV PLC	674,708	752,262
#	J D Wetherspoon PLC	121,348	1,112,781
	J Sainsbury PLC	367,069	1,608,391
*	James Fisher & Sons PLC	41,939	256,764
	JD Sports Fashion PLC	761,834	852,589
	JET2 PLC	32,832	556,581
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	John Wood Group PLC	475,730	$169,130
	Johnson Matthey PLC	29,651	958,850
	Johnson Service Group PLC	233,518	451,627
	Jupiter Fund Management PLC	253,254	651,016
	Just Group PLC	767,492	2,273,835
	Kainos Group PLC	13,116	161,483
	Keller Group PLC	102,134	2,485,893
	Kier Group PLC	305,232	935,316
	Kingfisher PLC	457,234	2,107,113
#	Knights Group Holdings PLC	24,312	65,531
	Lancashire Holdings Ltd.	161,145	1,360,924
	Legal & General Group PLC	686,237	2,491,600
	Lion Finance Group PLC	39,753	5,492,248
	Lloyds Banking Group PLC (LLOY LN)	8,411,858	12,560,621
	London Stock Exchange Group PLC	3,945	440,054
	LSL Property Services PLC	28,265	102,710
Ω	Luceco PLC	13,306	28,690
	M&G PLC	185,587	786,749
	Man Group PLC	639,449	2,308,028
	Marks & Spencer Group PLC	1,182,464	5,930,296
	Marshalls PLC	19,760	42,324
*	Marston's PLC	722,235	597,240
	McBride PLC	106,017	232,484
	Me Group International PLC	170,944	323,934
	Mears Group PLC	152,156	764,228
	Melrose Industries PLC	29,821	256,399
*	Metro Bank Holdings PLC	139,467	254,979
*	Mitchells & Butlers PLC	291,273	1,052,613
	Mitie Group PLC	727,166	1,662,349
	MJ Gleeson PLC	15,371	81,419
	Mondi PLC	56,080	655,358
	MONY Group PLC	388,503	991,743
	Morgan Advanced Materials PLC	155,085	485,713
	Morgan Sindall Group PLC	23,331	1,578,165
	MP Evans Group PLC	6,851	122,532
	NatWest Group PLC (NWG LN)	1,485,378	13,538,896

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	NCC Group PLC	57,681	$111,200
	Next PLC	23,716	4,305,850
	Ninety One PLC	211,047	734,720
	Norcros PLC	65,876	319,971
Ω	On the Beach Group PLC	21,849	65,639
	OSB Group PLC	156,755	1,310,197
	Oxford Instruments PLC	5,067	175,340
	Pagegroup PLC	176,572	498,942
	Pan African Resources PLC	2,059,019	3,644,178
	Paragon Banking Group PLC	231,805	2,820,834
	PayPoint PLC	14,399	104,772
	Pearson PLC (PSON LN)	8,619	113,365
	Persimmon PLC	30,384	585,112
	Pets at Home Group PLC	342,483	959,178
	Pharos Energy PLC	305,691	91,616
	Phoenix Group Holdings PLC	41,823	423,904
*	Pinewood Technologies Group PLC	46,106	297,952
	Playtech PLC	105,874	430,173
	Plus500 Ltd.	68,343	3,933,923
	Polar Capital Holdings PLC	58,592	472,932
	Pollen Street Group Ltd.	5,330	67,066
	Porvair PLC	5,705	66,157
	PPHE Hotel Group Ltd.	3,033	74,308
	Premier Foods PLC	619,490	1,603,181
	Prudential PLC (PRU LN)	71,953	1,181,846
*	PureTech Health PLC (PRTC LN)	85,691	155,253
	PZ Cussons PLC	37,895	37,987
	QinetiQ Group PLC	86,454	595,617
Ω	Quilter PLC	245,353	653,115
	Rank Group PLC	51,428	61,882
	Rathbones Group PLC	743	22,489
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	287,202	252,032
	Reckitt Benckiser Group PLC	194,710	16,244,462
#	RELX PLC (RELX US), Sponsored ADR	68,957	2,468,661
	RELX PLC (REN NA)	1,141	40,754
	Renew Holdings PLC	50,132	642,778
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rentokil Initial PLC RTO LN	90,463	$561,487
	Rightmove PLC	271,612	1,838,652
	Rio Tinto PLC (RIO LN)	7,021	640,556
#	Rio Tinto PLC (RIO US), Sponsored ADR	88,380	8,045,231
	Robert Walters PLC	21,507	36,836
#*	Rockhopper Exploration PLC	479,840	467,144
	Rotork PLC	65,437	317,549
	RS Group PLC	17,075	156,792
	S&U PLC	1,538	49,838
*	Saga PLC	93,661	667,776
	Sage Group PLC	53,283	698,711
*	Savannah Energy PLC	427,262	41,994
	Savills PLC	63,846	942,258
	Schroders PLC	15,212	94,215
	Secure Trust Bank PLC	13,910	276,424
	Senior PLC	112,837	377,580
	Serco Group PLC	812,170	3,334,716
	Serica Energy PLC	291,652	861,537
	Shell PLC (SHEL LN)	153,886	5,915,300
	Shell PLC (SHEL US), ADR	237,812	18,318,658
*	SigmaRoc PLC	228,265	448,014
	Smiths Group PLC	9,885	339,469
	Softcat PLC	53,893	1,055,446
	Speedy Hire PLC	468,840	163,986
	Spirax Group PLC	2,073	206,563
Ω	Spire Healthcare Group PLC	285,315	799,572
	SSE PLC	92,051	3,059,541
	SSP Group PLC	20,359	50,976
	St. James's Place PLC	106,820	2,230,970
	Standard Chartered PLC	235,313	6,020,820
	Tate & Lyle PLC	20,070	103,837
	Tatton Asset Management PLC	1,745	16,275
	Taylor Wimpey PLC	553,900	809,780
	TBC Bank Group PLC	39,463	2,294,466
	Telecom Plus PLC	39,188	715,903
	Tesco PLC	1,524,768	8,872,321
	Topps Tiles PLC	77,798	44,919
	TP ICAP Group PLC	662,927	2,312,561
	Travis Perkins PLC	69,519	595,084
	Trifast PLC	8,971	9,192
*	TT Electronics PLC	57,196	87,732
#	Unilever PLC UL US, ADR	191,233	13,072,688
*	Vanquis Banking Group PLC	194,276	317,038

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vertu Motors PLC	320,253	$275,872
	Vesuvius PLC	248,126	1,561,426
	Victrex PLC	11,652	104,710
*	Vistry Group PLC	66,720	607,973
	Vodafone Group PLC (VOD LN)	2,093,048	3,082,488
	Volex PLC	38,945	234,929
	Volution Group PLC	64,022	560,329
*Ω	Watches of Switzerland Group PLC	134,493	957,946
	Weir Group PLC	10,343	456,837
	WH Smith PLC	58,228	537,815
	Whitbread PLC	25,852	965,014
	Wickes Group PLC	284,546	887,182
*	Xaar PLC	33,765	50,816
	XPS Pensions Group PLC	55,236	262,828
	Young & Co.'s Brewery PLC (YNGA LN), Class A	5,454	62,058
	Young & Co.'s Brewery PLC (YNGN LN)	9,297	75,611
	Zigup PLC	232,304	1,211,833
TOTAL UNITED KINGDOM			438,949,511
UNITED STATES — (0.2%)
#	Diversified Energy Co. DEC LN	16,939	220,968
*	Gran Tierra Energy, Inc. (GTE CN)	6,863	37,148
#	International Paper Co.	122,397	4,904,096
#	Qiagen NV	34,828	1,858,838
	Royal Gold, Inc.	10	2,633
*	Sunococorp LLC	20,443	1,096,132
TOTAL UNITED STATES			8,119,815
TOTAL COMMON STOCKS			4,216,983,024
PREFERRED STOCKS — (0.2%)
CANADA — (0.0%)
	Questerre Energy Corp.Series 2	25,060	184
GERMANY — (0.2%)
	Bayerische Motoren Werke AG, 4.951%	8,786	906,236
	Draegerwerk AG & Co. KGaA, 2.296%	5,950	628,314
	Einhell Germany AG, 1.716%	6,306	657,243
		Shares	Value»

GERMANY — (Continued)
#	FUCHS SE, 3.204%	40,107	$1,733,700
	Henkel AG & Co. KGaA, 2.751%	17,031	1,496,206
	Jungheinrich AG, 2.208%	28,006	1,205,230
	Porsche Automobil Holding SE, 5.285%	2,402	102,771
	Sixt SE, 5.075%	10,148	639,830
	STO SE & Co. KGaA, 2.829%	1,420	199,063
	Villeroy & Boch AG, 5.099%	5,840	124,574
	Volkswagen AG, 6.202%	24,413	2,961,419
TOTAL GERMANY			10,654,586
TOTAL PREFERRED STOCKS			10,654,770
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	852	15
*	Silver Mines Ltd. Warrants 06/17/26	972	88
TOTAL AUSTRALIA			103
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,092	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	10,221	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/06/2026	55,302	30,417
TOTAL RIGHTS/WARRANTS			30,520
TOTAL INVESTMENT SECURITIES (Cost $2,127,400,296)			4,227,668,314

International Vector Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.6%)
@§	The DFA Short Term Investment Fund	17,532,192	$202,794,866
TOTAL INVESTMENTS — (100.0%)
(Cost $2,330,195,003)^^			$4,430,463,180
As of January 31, 2026, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	122	03/20/26	$42,397,499	$42,491,075	$93,576
Total Futures Contracts			$42,397,499	$42,491,075	$93,576
As of January 31, 2026, the value of Rule 144A securities amounted to $77,423,242 or 1.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$1,786,314	$261,460,540	$170,207	$263,417,061
Austria	—	33,856,167	—	33,856,167
Belgium	269,732	72,225,512	—	72,495,244
Canada	473,146,675	2,132,455	688	475,279,818
China	5,838,048	12,642	—	5,850,690
Denmark	—	97,071,450	—	97,071,450
Finland	1,062,585	78,703,160	—	79,765,745
France	—	279,117,741	—	279,117,741
Germany	5,914,669	347,332,709	—	353,247,378
Hong Kong	—	59,454,903	31,370	59,486,273
Ireland	—	27,365,161	—	27,365,161
Israel	4,497,457	56,048,633	—	60,546,090
Italy	484,701	134,880,111	—	135,364,812
Japan	5,655,542	998,952,124	—	1,004,607,666
Netherlands	37,054,326	105,915,226	—	142,969,552
New Zealand	13,061	11,658,481	—	11,671,542
Norway	—	36,509,512	—	36,509,512
Portugal	—	17,939,757	—	17,939,757
Singapore	—	46,816,111	—	46,816,111
Spain	23,303	133,277,006	—	133,300,309
Sweden	165,425	116,845,721	—	117,011,146
Switzerland	37,727,470	278,497,003	—	316,224,473
United Kingdom	79,297,014	359,652,497	—	438,949,511
United States	2,149,119	5,970,696	—	8,119,815
Preferred Stocks
Canada	—	184	—	184
Germany	—	10,654,586	—	10,654,586

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Australia	—	$103	—	$103
Canada	—	—	—	—
Italy	—	—	—	—
Spain	—	30,417	—	30,417
Securities Lending Collateral	—	202,794,866	—	202,794,866
Total Investments in Securities	$655,085,441	$3,775,175,474	$202,265˂˃	$4,430,463,180
Financial Instruments
Assets
Futures Contracts**	$93,576	—	—	93,576
Total Financial Instruments	$93,576	—	—	$93,576
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$307,991,062
Dimensional Emerging Markets Value Fund		180,017,405
DFA International Small Cap Value Portfolio	1,441,799	47,680,278
TOTAL INTERNATIONAL EQUITIES		535,688,745
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $351,400,573)^^		$535,688,745
Summary of the Portfolio’s investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$535,688,745	—	—	$535,688,745
Total Investments in Securities	$535,688,745	—	—	$535,688,745

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (4.2%)
*	29Metals Ltd.	128,341	$42,284
	Adairs Ltd.	39,624	48,114
*	AIC Mines Ltd.	66,335	29,010
#*	Ainsworth Game Technology Ltd.	37,289	26,896
#*,*	Alkane Resources Ltd.	234,680	244,334
*	AMA Group Ltd.	64,839	33,810
	Amotiv Ltd.	33,947	198,046
	AMP Ltd.	562,752	658,823
*	Amplitude Energy Ltd.	114,801	249,386
#	Ampol Ltd.	18,543	372,542
	Ansell Ltd.	37,962	860,681
#*	Appen Ltd.	5,840	7,480
	ARB Corp. Ltd.	1,907	34,105
#	ARN Media Ltd.	46,336	11,949
	AUB Group Ltd. AUB AU	8,907	186,961
	AUB Group Ltd. AUBXX AU	1,046	22,004
*	Aurelia Metals Ltd.	386,915	81,971
	Aurizon Holdings Ltd.	358,136	916,103
	Aussie Broadband Ltd.	46,808	146,851
*	Austal Ltd.	116,886	563,675
	Austin Engineering Ltd.	125,433	22,203
#*	Australian Agricultural Co. Ltd.	38,939	36,947
	Australian Clinical Labs Ltd.	6,397	12,129
*	Baby Bunting Group Ltd.	865	1,439
	Bank of Queensland Ltd.	78,235	368,476
#	Bapcor Ltd.	38,261	56,569
*	BCI Minerals Ltd.	2,089	605
#	Beach Energy Ltd.	429,175	367,864
	Beacon Minerals Ltd.	14,099	42,517
	Bega Cheese Ltd.	86,735	367,128
	Bell Financial Group Ltd.	35,130	31,947
*	Bellevue Gold Ltd.	208,306	244,274
	Bendigo & Adelaide Bank Ltd.	16,698	127,152
	BlueScope Steel Ltd.	105,930	2,210,871
	Capral Ltd.	4,333	37,007
#	Cedar Woods Properties Ltd.	19,782	111,507
	Challenger Ltd.	95,914	610,919
	Champion Iron Ltd.	69,827	282,026
	Civmec Australia Ltd.	27,600	29,892
		Shares	Value»
AUSTRALIA — (Continued)
	Cleanaway Waste Management Ltd.	237,943	$407,845
#	Clinuvel Pharmaceuticals Ltd.	6,806	51,975
*	Coast Entertainment Holdings Ltd.	58,031	21,944
	Collins Foods Ltd.	3,880	28,793
#††	Corporate Travel Management Ltd.	23,832	199,975
	Downer EDI Ltd.	182,509	1,017,785
	Dyno Nobel Ltd.	80,761	196,693
	Eagers Automotive Ltd.	2,678	49,713
*††	Elanor Investor Group	28,014	3,004
#	Elders Ltd.	55,614	284,896
*	Emeco Holdings Ltd.	52,156	47,681
	Endeavour Group Ltd.	168,755	433,523
	EQT Holdings Ltd.	6,533	111,454
	Eureka Group Holdings Ltd. (EGH AU)	59,856	20,390
	Euroz Hartleys Group Ltd.	33,893	29,271
	Evolution Mining Ltd.	26,485	254,341
	EVT Ltd.	11,522	99,757
	Fenix Resources Ltd.	55,372	16,854
#	Finbar Group Ltd.	36,407	20,940
	FleetPartners Group Ltd.	87,968	174,838
	Fleetwood Ltd.	26,550	51,366
#	Flight Centre Travel Group Ltd.	21,963	246,321
	G8 Education Ltd.	177,701	82,566
	GrainCorp Ltd., Class A	64,503	323,446
	GWA Group Ltd.	51,348	94,996
	Hansen Technologies Ltd.	13,394	46,255
	Harvey Norman Holdings Ltd.	166,956	750,252
	Helia Group Ltd.	111,378	450,362
	Horizon Oil Ltd.	246,669	38,494
*	IGO Ltd.	120,347	687,931
	Iluka Resources Ltd.	81,104	297,237
*	Insignia Financial Ltd.	214,014	691,490
#	Integral Diagnostics Ltd.	42,686	77,569
	IPH Ltd.	39,302	101,981
	IVE Group Ltd.	53,279	111,595
*	Judo Capital Holdings Ltd.	112,230	141,430

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Karoon Energy Ltd.	145,688	$172,472
	Kelsian Group Ltd.	18,581	50,462
#	L1 Group Ltd.	74,430	63,411
*	Lifestyle Communities Ltd.	2,203	8,456
	Lindsay Australia Ltd.	46,215	21,423
	Maas Group Holdings Ltd.	22,369	84,560
	Macmahon Holdings Ltd.	268,775	121,333
	Magellan Financial Group Ltd.	31,742	191,892
	Maxiparts Ltd.	15,650	23,929
*	Mayne Pharma Group Ltd.	14,881	28,971
	Metcash Ltd.	161,382	372,053
*	Michael Hill International Ltd. (MHJ AU)	11,899	3,291
*	Michael Hill International Ltd. (MHJ NZ)	12,726	3,590
#	Monash IVF Group Ltd.	40,926	20,012
	MotorCycle Holdings Ltd.	6,324	12,172
*	Myer Holdings Ltd.	186,448	56,275
	MyState Ltd.	26,058	81,220
	New Hope Corp. Ltd.	117,511	368,478
	nib holdings Ltd.	18,982	88,536
	Nickel Industries Ltd.	301,789	191,052
	Nine Entertainment Co. Holdings Ltd.	267,113	211,823
	NRW Holdings Ltd.	97,031	350,109
*	Nufarm Ltd.	27,679	45,199
	OM Holdings Ltd.	28,351	5,782
*	Omni Bridgeway Ltd.	49,632	53,310
	oOh!media Ltd.	128,698	111,567
	Orica Ltd.	37,820	673,733
	Orora Ltd.	142,662	202,581
*	Paragon Care Ltd.	97,452	14,219
	Peet Ltd.	121,341	169,535
	Perenti Ltd.	256,008	492,843
	Perpetual Ltd.	18,059	226,149
	Perseus Mining Ltd.	369,302	1,422,364
*	PEXA Group Ltd.	24,814	237,247
	Premier Investments Ltd.	360	3,334
	Propel Funeral Partners Ltd.	11,552	39,584
	Qube Holdings Ltd.	131,256	434,138
	Ramelius Resources Ltd.	409,452	1,261,036
#	Ramsay Health Care Ltd.	24,230	611,221
*††	Regional Express Holdings Ltd.	9,110	698
	Regis Resources Ltd.	123,246	642,389
		Shares	Value»
AUSTRALIA — (Continued)
	Reliance Worldwide Corp. Ltd.	169,433	$440,282
*	Resolute Mining Ltd.	673,288	603,146
	Ridley Corp. Ltd.	28,024	48,647
*	Sandfire Resources Ltd.	135,121	1,833,461
	SEEK Ltd.	5,123	74,409
*	Select Harvests Ltd.	30,514	94,085
	Service Stream Ltd.	186,607	295,755
	Shaver Shop Group Ltd.	17,609	18,392
	Sims Ltd. (SGM AU)	29,519	413,301
	Sonic Healthcare Ltd.	43,963	703,048
	Southern Cross Electrical Engineering Ltd.	38,384	68,169
*††	SpeedCast International Ltd.	40,831	0
	Stanmore Resources Ltd.	74,827	156,637
	Steadfast Group Ltd.	5,592	20,251
	Super Retail Group Ltd.	23,711	241,953
*	Superloop Ltd.	97,815	155,858
	Tabcorp Holdings Ltd.	712,684	437,502
	Ten Sixty Four Ltd.	76,973	5,896
	TPG Telecom Ltd.	92,537	249,625
#	Treasury Wine Estates Ltd.	64,648	240,903
#*	Tyro Payments Ltd.	113,726	75,072
*	Vault Minerals Ltd.	138,441	529,782
Ω	Viva Energy Group Ltd.	151,911	190,169
#	Washington H Soul Pattinson & Co. Ltd.	17,924	479,890
*	WEB Travel Group Ltd.	4,456	14,259
	Webjet Group Ltd.	82,773	46,203
*	West African Resources Ltd.	311,032	753,600
	Westgold Resources Ltd.	148,073	706,560
#	Whitehaven Coal Ltd.	210,315	1,284,950
	Worley Ltd.	95,634	889,541
#	Yancoal Australia Ltd.	89,948	360,049
TOTAL AUSTRALIA			37,965,304
AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	1,895	25,638
Ω	BAWAG Group AG	6,756	1,099,038
	Erste Group Bank AG	3,600	468,032
	EVN AG	1,520	51,216
#*	Lenzing AG	1,150	34,719
	Mayr Melnhof Karton AG	919	104,156

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	OMV AG	18,402	$1,093,221
	Palfinger AG	1,142	49,072
	Porr AG	4,003	164,635
	Raiffeisen Bank International AG	30,433	1,533,989
#	SBO AG	662	24,871
	Strabag SE (STR AV), Class BR	1,617	167,416
	Telekom Austria AG	13,178	139,947
	UNIQA Insurance Group AG	8,489	157,360
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,088	557,145
	voestalpine AG	22,402	1,063,770
	Wienerberger AG	5,576	184,312
TOTAL AUSTRIA			6,918,537
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	6,826	2,019,596
	Ageas SA	43,696	3,103,743
	Azelis Group NV	10,171	100,719
	Bekaert SA	10,897	534,573
*	bpost SA	13,612	35,125
	Cie d'Entreprises CFE	2,176	23,611
	CMB Tech NV	14,666	193,315
#	Colruyt Group NV	9,850	377,449
	Deceuninck NV	17,296	47,277
	Deme Group NV	1,450	289,043
	Econocom Group SA NV	19,313	40,093
	Jensen-Group NV	248	18,519
#*	Ontex Group NV	29,953	174,207
	Proximus SADP	25,992	237,148
	Sipef NV	1,661	165,516
	Solvay SA	4,759	140,106
#	Syensqo SA	10,174	856,282
	Tessenderlo Group SA	3,696	119,879
	VGP NV	248	30,413
	Viohalco SA	1,948	29,869
TOTAL BELGIUM			8,536,483
BRAZIL — (0.8%)
	Anima Holding SA	78,300	77,813
	Azzas 2154 SA	3,800	19,308
	Banco ABC Brasil SA	1,605	8,179
	Banco BTG Pactual SA	2,235	25,460
	Bemobi Mobile Tech SA	9,900	46,634
*	Blau Farmaceutica SA	5,200	10,049
*	Brava Energia	14,723	52,874
		Shares	Value»
BRAZIL — (Continued)
	Brisanet Servicos de Telecomunicacoes SA	14,200	$8,985
	C&A Modas SA	27,200	61,659
*	Cia Brasileira de Aluminio	46,700	90,334
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	75,831	145,099
	Cogna Educacao SA	361,350	312,411
*	Cosan SA	23,670	26,536
	Cruzeiro do Sul Educacional SA	40,965	56,044
	CSU Digital SA	11,000	40,277
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,318	234,746
Ω	Desktop SA	21,000	59,456
	Dexco SA	73,650	80,189
	Dimed SA Distribuidora da Medicamentos	20,367	51,201
	Embraer SA	24,126	444,447
	Empreendimentos Pague Menos SA PGMN3 BZ	42,953	53,541
*	Empreendimentos Pague Menos SA PGMN9 BZ	1,707	2,128
	Ez Tec Empreendimentos e Participacoes SA	13,522	38,900
	Fleury SA	28,500	90,004
#	Gerdau SA, Sponsored ADR	120,683	515,316
	Grendene SA	36,629	34,522
	Grupo Mateus SA	46,200	42,225
	Grupo SBF SA	30,100	82,360
	Guararapes Confeccoes SA	17,200	32,094
	Hypera SA	55,100	263,944
	Iochpe Maxion SA	15,800	33,085
	Irani Papel e Embalagem SA	9,300	16,063
*	IRB-Brasil Resseguros SA	16,589	182,350
*	Jalles Machado SA	14,200	7,933
	JHSF Participacoes SA	58,376	105,931
	JSL SA	17,000	24,065
	Lavvi Empreendimentos Imobiliarios SA	19,500	66,288
	Localiza Rent a Car SA	59,410	546,264
	Lojas Renner SA	122,186	346,632

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	M Dias Branco SA	8,800	$41,519
	Magazine Luiza SA	38,640	71,880
	Melnick Even Desenvolvimento Imobiliario SA	13,300	10,084
	Mills Locacao Servicos e Logistica SA	12,800	37,699
	Moura Dubeux Engenharia SA	14,496	78,722
	Movida Participacoes SA	19,276	45,601
*	Natura Cosmeticos SA	101,278	168,773
*	Oceanpact Servicos Maritimos SA	15,100	27,028
	Petroreconcavo SA	4,900	10,521
*	PRIO SA	65,354	633,205
	Qualicorp Consultoria e Corretora de Seguros SA	41,500	17,900
	Romi SA	9,887	15,818
	Sendas Distribuidora SA (ASAI3 BZ)	33,500	54,552
Ω	Ser Educacional SA	32,700	77,669
	Simpar SA	42,900	54,534
	SLC Agricola SA	15,075	45,975
	Tres Tentos Agroindustrial SA	5,000	15,809
	Trisul SA	20,801	28,023
	Ultrapar Participacoes SA (UGPA3 BZ)	77,238	372,486
*	Uniao Pet Participacoes SA	36,500	24,413
	Unifique Telecomunicacoes SA	15,983	16,187
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	40,551
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,437	57,193
	Vibra Energia SA	135,419	740,041
	YDUQS Participacoes SA	36,471	101,664
TOTAL BRAZIL			7,123,193
CANADA — (8.9%)
	ADENTRA, Inc.	5,060	134,522
	ADF Group, Inc.	1,385	8,992
		Shares	Value»
CANADA — (Continued)
*	Advantage Energy Ltd.	75,400	$609,668
	Aecon Group, Inc.	14,709	381,322
	AG Growth International, Inc.	1,094	23,348
	AGF Management Ltd., Class B	15,500	206,606
*	Air Canada	10,000	138,435
	Alamos Gold, Inc. (AGI CN), Class A	62	2,298
	Alaris Equity Partners Income	7,900	125,261
	Algoma Central Corp.	3,700	52,688
	AltaGas Ltd.	73,261	2,209,700
	Altius Minerals Corp.	4,849	153,484
	Amerigo Resources Ltd.	35,600	145,365
	ARC Resources Ltd.	155,102	2,878,438
*	Athabasca Oil Corp.	108,571	637,082
	AtkinsRealis Group, Inc.	8,253	579,192
*	ATS Corp. (ATS US)	3,664	104,277
*	AutoCanada, Inc.	3,000	61,381
	B2Gold Corp. (BTG US)	253,374	1,241,533
	B2Gold Corp. (BTO CN)	24,417	118,889
*	Bausch Health Cos., Inc. (BHC US)	30,200	173,348
	Baytex Energy Corp.	92,659	319,831
	Birchcliff Energy Ltd.	44,387	238,617
	Bird Construction, Inc.	159	3,522
	Black Diamond Group Ltd.	11,000	133,294
	Boralex, Inc., Class A	12,214	226,493
	Brookfield Wealth Solutions Ltd.	2,300	104,945
*	CAE, Inc. (CAE US)	17,908	573,772
	Calian Group Ltd.	1,707	84,507
	Canaccord Genuity Group, Inc.	16,800	146,328
*	Canacol Energy Ltd.	6,190	6,955
	Canada Packers, Inc.	2,698	31,643
	Canadian Tire Corp. Ltd., Class A	9,731	1,197,178
*	Canfor Corp.	22,924	241,420
*	Capstone Copper Corp.	63,218	700,591
	Cardinal Energy Ltd.	36,370	236,920
	Cascades, Inc.	36,006	338,205
	CCL Industries, Inc., Class B	13,293	801,104
*	Celestica, Inc. (CLS CN)	64	17,984
	Centerra Gold, Inc.	11,300	189,295
	CES Energy Solutions Corp.	67,935	708,462

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Cipher Pharmaceuticals, Inc.	2,347	$25,217
	Cogeco Communications, Inc.	3,001	144,645
	Cogeco, Inc.	13,477	660,958
*	Conifex Timber, Inc.	8,294	731
*	Cronos Group, Inc. (CRON CN)	6,600	16,480
#*	Cronos Group, Inc. (CRON US)	23,244	58,342
	Definity Financial Corp.	18,390	900,018
	Dexterra Group, Inc.	4,400	41,782
	Doman Building Materials Group Ltd.	18,957	133,791
	DPM Metals, Inc.	59,238	2,066,902
	DREAM Unlimited Corp., Class A	5,700	82,089
	Dynacor Group, Inc.	10,400	46,591
	E-L Financial Corp. Ltd.	41,400	527,514
*	Eldorado Gold Corp. (EGO US)	19,507	837,240
*	Eldorado Gold Corp. (ELD CN)	40,242	1,726,553
	Empire Co. Ltd., Class A	29,278	956,402
	Endeavour Mining PLC	22,096	1,206,359
	Enerflex Ltd. (EFX CN)	40,826	749,269
	Enghouse Systems Ltd.	3,931	54,015
*	Ensign Energy Services, Inc.	60,488	139,931
	EQB, Inc.	6,065	472,987
*	Equinox Gold Corp. (EQX CN)	19,913	284,886
*	Equinox Gold Corp. (EQX US)	47,407	677,920
*	ERO Copper Corp. (ERO US)	20,077	672,780
	Exchange Income Corp.	3,833	267,422
	Exco Technologies Ltd.	7,000	35,934
	Finning International, Inc.	23,789	1,491,824
	First Majestic Silver Corp. (AG US)	41,840	871,946
	First Majestic Silver Corp. (FR CN)	14,361	299,001
*	First Quantum Minerals Ltd.	77,608	2,193,759
		Shares	Value»
CANADA — (Continued)
#*	Fortuna Mining Corp. (FSM US)	85,224	$833,491
*	Fortuna Mining Corp. (FVI CN)	80	783
	Frontera Energy Corp.	7,501	51,782
*	Galiano Gold, Inc. GAU CN	46,170	121,388
	Gamehost, Inc.	1,600	13,889
*	GDI Integrated Facility Services, Inc.	2,229	59,537
#	GFL Environmental, Inc.	1,370	58,842
	Headwater Exploration, Inc.	29,100	235,082
	High Liner Foods, Inc.	5,600	63,746
	Hudbay Minerals, Inc. (HBM CN)	80,845	1,914,767
	Hudbay Minerals, Inc. (HBM US)	2,760	65,357
	iA Financial Corp., Inc.	24,244	2,978,933
*	IAMGOLD Corp. (IAG US)	63,068	1,146,576
*	IAMGOLD Corp. (IMG CN)	62,872	1,140,945
	K-Bro Linen, Inc.	1,900	47,610
*	Kelt Exploration Ltd.	39,690	227,358
	Kinross Gold Corp. (K CN)	100	3,149
	Kinross Gold Corp. (KGC US)	114,164	3,603,016
*	Kolibri Global Energy, Inc.	2,926	11,711
	Lassonde Industries, Inc., Class A	1,100	178,533
	Laurentian Bank of Canada	9,096	267,205
	Leon's Furniture Ltd.	8,521	172,216
*	Lightspeed Commerce, Inc. (LSPD US)	15,584	168,307
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	11,084	702,656
#*	Lucara Diamond Corp.	96,116	17,471
	Lundin Mining Corp.	177,526	4,478,403
	Magellan Aerospace Corp.	3,497	53,470
#	Magna International, Inc. (MGA US)	41,266	2,110,343
*	Major Drilling Group International, Inc.	14,091	154,606
	Maple Leaf Foods, Inc.	13,493	250,012

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Martinrea International, Inc.	19,684	$140,368
*	Mattr Corp.	14,076	84,974
	McCoy Global, Inc.	4,100	9,425
*	MDA Space Ltd.	22,285	628,952
	Medical Facilities Corp.	3,800	42,335
	Melcor Developments Ltd.	4,500	53,604
	Methanex Corp. (MEOH US)	7,013	334,660
#	Methanex Corp. (MX CN)	6,800	324,456
	Metro, Inc.	6,948	461,227
	MTY Food Group, Inc.	2,444	76,121
	Mullen Group Ltd.	11,901	140,541
	Neo Performance Materials, Inc.	5,581	78,531
#*	New Gold, Inc. (NGD CN)	22	221
	North American Construction Group Ltd. (NOA CN)	3,100	46,330
	North West Co., Inc.	5,700	203,486
	Northland Power, Inc.	37,868	522,001
*	NuVista Energy Ltd.	51,100	699,522
*	Obsidian Energy Ltd. (OBE US)	3,875	27,939
	OceanaGold Corp.	93,677	3,035,299
#	Open Text Corp. (OTEX CN)	800	20,434
	Open Text Corp. (OTEX US)	32,589	831,997
	OR Royalties, Inc. (OR CN)	566	22,317
	Pan American Silver Corp. (PAAS CN)	52,992	2,887,289
	Paramount Resources Ltd., Class A	18,572	350,252
	Parex Resources, Inc.	29,536	438,165
	Pason Systems, Inc.	11,700	103,712
	Petrus Resources Ltd.	7,000	9,870
	Peyto Exploration & Development Corp.	52,912	953,593
	PHX Energy Services Corp.	11,400	70,075
	Pizza Pizza Royalty Corp.	5,000	57,614
	Polaris Renewable Energy, Inc.	3,900	34,914
	Pollard Banknote Ltd.	1,700	23,584
*	Precision Drilling Corp. (PDS US)	1,935	154,297
		Shares	Value»
CANADA — (Continued)
	Premium Brands Holdings Corp.	7,720	$530,674
	Richelieu Hardware Ltd.	9,200	275,125
	Rogers Sugar, Inc.	23,630	107,074
	Russel Metals, Inc.	16,034	568,164
*	Sangoma Technologies Corp.	2,812	13,052
	Saputo, Inc.	45,538	1,373,849
	Savaria Corp.	7,394	128,695
	Secure Waste Infrastructure Corp.	39,544	510,255
	Sienna Senior Living, Inc.	4,831	75,251
	South Bow Corp. SOBO CN	900	25,566
	South Bow Corp. SOBO US	19,609	556,896
*	Spartan Delta Corp.	9,800	65,926
Ω	Spin Master Corp.	898	12,273
*	SSR Mining, Inc. (SSRM CN)	43,130	983,176
	Stella-Jones, Inc.	4,300	288,319
	Superior Plus Corp.	39,100	209,621
	Supremex, Inc.	4,400	11,924
	Surge Energy, Inc.	9,700	52,573
	Taiga Building Products Ltd.	11,800	30,331
	Tamarack Valley Energy Ltd.	134,499	909,731
*	Taseko Mines Ltd. (TKO CN)	112	851
	TELUS Corp.	416	5,805
	Torex Gold Resources, Inc.	25,846	1,244,040
	Total Energy Services, Inc.	6,901	83,573
	Tourmaline Oil Corp.	8,155	385,935
	Transcontinental, Inc., Class A	22,793	386,677
	Trican Well Service Ltd.	53,175	272,975
#	Triple Flag Precious Metals Corp. (TFPM CN)	3,500	118,008
	Triple Flag Precious Metals Corp. (TFPM US)	854	28,797
*	Trisura Group Ltd. (TSU CN)	8,006	244,181
*	Valeura Energy, Inc.	2,110	15,651
	Vermilion Energy, Inc. (VET US)	27,700	268,136
	VersaBank (VBNK CN)	3,835	59,539
*††	Victoria Gold Corp./Vancouver	259	17

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Wajax Corp.	4,107	$85,268
*	Well Health Technologies Corp.	3,531	10,269
	West Fraser Timber Co. Ltd. (WFG CN)	5,150	351,705
	Westshore Terminals Investment Corp.	6,600	140,710
	Whitecap Resources, Inc. WCP CN	228,263	2,082,052
	Whitecap Resources, Inc. WCPRF US	79,992	729,528
	Winpak Ltd.	7,099	224,234
*††	Xebec Adsorption, Inc.	18,924	0
TOTAL CANADA			81,395,898
CHILE — (0.1%)
	Banco Itau Chile SA	3,897	106,074
*	CAP SA	10,189	96,201
	Empresa Nacional de Telecomunicaciones SA	47,111	252,919
	Empresas CMPC SA	83,976	125,896
	Inversiones Aguas Metropolitanas SA	22,220	28,199
	Ripley Corp. SA	323,786	162,781
	Salfacorp SA	78,597	129,429
	SONDA SA	106,548	40,848
	Vina Concha y Toro SA	9,661	11,012
TOTAL CHILE			953,359
CHINA — (8.7%)
	361 Degrees International Ltd.	87,000	64,031
Ω	3SBio, Inc.	166,500	496,471
	5I5J Holding Group Co. Ltd., Class A	60,500	29,070
	AAC Technologies Holdings, Inc.	144,000	683,573
	Accelink Technologies Co. Ltd., Class A	4,000	41,541
*	Adicon Holdings Ltd.	30,500	20,455
	Advanced Technology & Materials Co. Ltd., Class A	12,700	43,400
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	64,108
Ω	AK Medical Holdings Ltd.	32,000	23,900
	Allmed Medical Products Co. Ltd., Class A	8,900	14,786
	Aluminum Corp. of China Ltd., Class H	412,000	719,381
		Shares	Value»
CHINA — (Continued)
#*	Angang Steel Co. Ltd., Class H	184,000	$47,688
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	24,828
	Anhui Heli Co. Ltd., Class A	14,100	44,227
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	19,419
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	11,700	38,112
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,100	12,408
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	30,600	27,288
	Anhui Jinhe Industrial Co. Ltd., Class A	7,200	24,603
	Anhui Kouzi Distillery Co. Ltd., Class A	9,900	41,881
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	15,800	18,973
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	26,100	49,542
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	52,302
	Anjoy Foods Group Co. Ltd., Class A	2,500	32,106
	Anton Oilfield Services Group	504,000	76,798
	Aoshikang Technology Co. Ltd., Class A	4,500	25,516
	Aotecar New Energy Technology Group Co. Ltd., Class A	56,400	26,036
	Arctech Solar Holding Co. Ltd., Class A	3,120	20,158
#Ω	AsiaInfo Technologies Ltd.	74,000	81,128
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,400	28,928
	Autobio Diagnostics Co. Ltd., Class A	4,100	21,635

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AviChina Industry & Technology Co. Ltd., Class H	233,000	$123,592
*	BAIC Foton Motor Co. Ltd., Class A	104,398	44,308
*Ω	BAIC Motor Corp. Ltd., Class H	364,000	86,149
	Bank of Changsha Co. Ltd., Class A	21,500	30,191
	Bank of Chongqing Co. Ltd., Class H	132,500	133,308
Ω	Bank of Qingdao Co. Ltd., Class H	84,000	45,278
	Bank of Tianjin Co. Ltd., Class H	33,000	10,147
	Bank of Xi'an Co. Ltd., Class A	48,800	26,339
	Baoji Titanium Industry Co. Ltd., Class A	2,500	13,710
	Baoxiniao Holding Co. Ltd., Class A	38,600	22,380
#	BBMG Corp., Class H	274,000	28,759
	BBMG Jidong Cement Group Co. Ltd., Class A	38,400	27,564
	Beibuwan Port Co. Ltd., Class A	34,600	48,668
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	93,900	41,626
#*	Beijing Capital International Airport Co. Ltd., Class H	332,000	112,891
	Beijing Dabeinong Technology Group Co. Ltd., Class A	36,300	23,941
	Beijing Easpring Material Technology Co. Ltd., Class A	5,300	43,690
	Beijing Enterprises Holdings Ltd.	97,500	441,672
	Beijing Enterprises Urban Resources Group Ltd.	36,000	1,824
	Beijing Enterprises Water Group Ltd.	860,000	296,065
	Beijing Fengjing Automotive Parts Co. Ltd.	40,600	24,492
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	32,100	46,853
		Shares	Value»
CHINA — (Continued)
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	$31,862
	Beijing Haohua Energy Resource Co. Ltd., Class A	19,000	21,905
	Beijing Jetsen Technology Co. Ltd., Class A	40,700	35,467
*	Beijing Jingyuntong Technology Co. Ltd., Class A	39,200	21,653
*	Beijing Leike Defense Technology Co. Ltd., Class A	37,100	71,036
*	Beijing North Star Co. Ltd., Class H	98,000	9,897
	Beijing Originwater Technology Co. Ltd., Class A	43,954	25,491
	Beijing Sanyuan Foods Co. Ltd., Class A	38,300	30,058
	Beijing Shunxin Agriculture Co. Ltd., Class A	10,000	21,373
	Beijing Sinnet Technology Co. Ltd., Class A	17,200	37,889
	Beijing SL Pharmaceutical Co. Ltd., Class A	20,800	22,962
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	7,990
	Beijing Strong Biotechnologies, Inc., Class A	11,400	21,693
*	Beijing Thunisoft Corp. Ltd., Class A	21,500	24,017
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	15,000	16,545
	Beijing United Information Technology Co. Ltd., Class A	7,000	27,239
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	49,000	8,518
	Beijing Wandong Medical Technology Co. Ltd., Class A	3,200	7,339

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	$34,012
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	40,713
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	12,200	25,152
	Best Pacific International Holdings Ltd.	34,000	14,031
	Biem.L.Fdlkk Garment Co. Ltd., Class A	8,600	18,665
	Binhai Investment Co. Ltd.	55,136	7,993
Ω	Blue Moon Group Holdings Ltd.	118,000	42,431
*	Blue Sail Medical Co. Ltd., Class A	29,200	24,874
Ω	BOC Aviation Ltd.	44,800	464,112
*	BOE HC SemiTek Corp.	33,600	40,284
#	BOE Varitronix Ltd.	61,000	37,907
*	Bohai Leasing Co. Ltd., Class A	97,100	62,141
	Bright Dairy & Food Co. Ltd., Class A	18,300	21,003
	Bros Eastern Co. Ltd., Class A	31,500	32,154
*	B-Soft Co. Ltd., Class A	46,800	36,506
	BTG Hotels Group Co. Ltd., Class A	22,100	54,706
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	26,500	41,228
#	BYD Electronic International Co. Ltd.	110,500	471,813
	By-health Co. Ltd., Class A	13,500	23,670
	C&D International Investment Group Ltd.	115,972	238,892
	C&S Paper Co. Ltd., Class A	24,800	29,097
*Ω	CALB Group Co. Ltd., Class H	20,500	64,649
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	51,600	36,278
		Shares	Value»
CHINA — (Continued)
	Canmax Technologies Co. Ltd., Class A	9,400	$62,238
	Canny Elevator Co. Ltd., Class A	12,200	14,174
	CCCC Design & Consulting Group Co. Ltd., Class A	39,600	42,246
	CECEP Solar Energy Co. Ltd., Class A	76,900	59,428
	CECEP Wind-Power Corp., Class A	68,250	30,349
	Central China New Life Ltd.	13,000	883
	Central China Securities Co. Ltd., Class H	158,000	44,734
	CGN New Energy Holdings Co. Ltd.	340,000	114,504
*	CGN Nuclear Technology Development Co. Ltd., Class A	25,400	30,637
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	27,637
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	48,200	32,972
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	18,390
	Chengdu Hongqi Chain Co. Ltd., Class A	27,900	23,730
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	8,400	35,470
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	30,226
	Chengdu Wintrue Holding Co. Ltd., Class A	22,900	48,121
	Chengtun Mining Group Co. Ltd., Class A	38,000	86,421
*	Chengxin Lithium Group Co. Ltd., Class A	14,200	72,414
	Chengzhi Co. Ltd., Class A	20,900	27,529

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Chervon Holdings Ltd.	21,200	$65,552
*	China Aerospace International Holdings Ltd.	540,000	42,749
	China Aircraft Leasing Group Holdings Ltd.	26,717	16,577
	China Animal Husbandry Industry Co. Ltd., Class A	24,000	28,230
	China Automotive Engineering Research Institute Co. Ltd., Class A	7,600	20,726
*Ω	China Bohai Bank Co. Ltd., Class H	466,500	54,352
	China CAMC Engineering Co. Ltd., Class A	29,200	36,897
	China Chunlai Education Group Co. Ltd.	40,000	19,609
#	China Cinda Asset Management Co. Ltd., Class H	1,471,000	250,306
	China Coal Energy Co. Ltd., Class H	303,000	443,462
	China Coal Xinji Energy Co. Ltd., Class A	42,500	44,801
	China Communications Services Corp. Ltd., Class H	476,000	289,082
	China Conch Venture Holdings Ltd.	288,500	394,196
	China CYTS Tours Holding Co. Ltd., Class A	12,000	17,059
#††	China Dili Group	516,800	8,190
Ω	China East Education Holdings Ltd.	107,000	78,175
#*	China Eastern Airlines Corp. Ltd., Class H	166,000	115,052
	China Education Group Holdings Ltd.	173,169	67,453
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	942,000	138,560
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	142,303	49,758
		Shares	Value»
CHINA — (Continued)
	China Everbright Bank Co. Ltd., Class H	307,000	$127,962
	China Everbright Water Ltd.	62,444	12,572
Ω	China Feihe Ltd.	610,000	303,007
	China Foods Ltd.	162,000	89,738
	China Galaxy Securities Co. Ltd., Class H	569,500	765,805
#	China Gas Holdings Ltd.	434,966	430,857
	China Gold International Resources Corp. Ltd. (2099 HK)	48,900	1,238,195
#	China Gold International Resources Corp. Ltd. (CGG CN)	61,049	1,464,297
*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	17,022
	China Hongqiao Group Ltd.	432,000	1,975,826
††	China Huiyuan Juice Group Ltd.	110,500	4,959
Ω	China International Capital Corp. Ltd., Class H	64,000	173,451
	China International Marine Containers Group Co. Ltd., Class H	156,020	177,397
	China Isotope & Radiation Corp., Class H	7,600	21,321
	China Jinmao Holdings Group Ltd.	975,901	216,146
	China Kepei Education Group Ltd.	70,000	11,901
	China Lesso Group Holdings Ltd.	236,000	181,301
	China Lilang Ltd.	89,000	38,176
*Ω	China Literature Ltd.	23,600	108,020
#	China Medical System Holdings Ltd.	204,000	365,928
	China Meheco Group Co. Ltd., Class A	15,100	23,628
	China Meidong Auto Holdings Ltd.	28,000	5,234
	China Mengniu Dairy Co. Ltd.	428,000	893,826

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Merchants Port Holdings Co. Ltd.	88,664	$178,445
	China Merchants Property Operation & Service Co. Ltd., Class A	12,900	21,864
#	China Minsheng Banking Corp. Ltd., Class H	813,000	404,527
	China Modern Dairy Holdings Ltd.	540,000	107,287
	China National Accord Medicines Corp. Ltd., Class A	5,600	20,998
	China National Building Material Co. Ltd., Class H	331,749	238,626
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,100	38,147
	China National Medicines Corp. Ltd., Class A	6,000	25,098
*Ω	China New Higher Education Group Ltd.	176,144	20,320
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	28,338
	China Nonferrous Mining Corp. Ltd.	195,000	386,502
	China Oilfield Services Ltd., Class H	302,000	331,909
	China Overseas Grand Oceans Group Ltd.	256,646	86,840
	China Overseas Land & Investment Ltd.	514,500	922,094
	China Petroleum Engineering Corp., Class A	89,200	53,656
	China Publishing & Media Co. Ltd., Class A	24,600	25,756
	China Railway Group Ltd., Class H	546,000	315,082
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	36,218
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	117,166
		Shares	Value»
CHINA — (Continued)
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	$27,641
	China Reinsurance Group Corp., Class H	1,202,000	270,892
	China Resources Beer Holdings Co. Ltd.	216,500	724,283
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,700	18,821
	China Resources Building Materials Technology Holdings Ltd.	218,000	47,645
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,200	43,737
#	China Resources Gas Group Ltd.	147,800	406,618
	China Resources Land Ltd.	462,500	1,811,236
	China Resources Medical Holdings Co. Ltd.	94,000	38,986
#Ω	China Resources Pharmaceutical Group Ltd.	349,000	203,181
	China Risun Group Ltd.	178,000	62,639
#*	China Ruyi Holdings Ltd.	232,000	64,164
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	70,392
*	China Shanshui Cement Group Ltd.	270,000	20,494
	China State Construction Development Holdings Ltd.	38,000	5,830
	China State Construction International Holdings Ltd.	368,000	442,045
	China Sunshine Paper Holdings Co. Ltd.	134,000	22,404
	China Taiping Insurance Holdings Co. Ltd.	293,000	960,112
	China Tianying, Inc., Class A	27,400	24,082
Ω	China Tower Corp. Ltd., Class H	781,000	1,123,685

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Traditional Chinese Medicine Holdings Co. Ltd.	426,000	$112,337
*	China Travel International Investment Hong Kong Ltd.	356,000	62,423
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	53,195
	China West Construction Group Co. Ltd., Class A	30,500	26,567
	China XLX Fertiliser Ltd.	112,000	160,689
	China Yongda Automobiles Services Holdings Ltd.	217,500	43,499
*Ω	China Youran Dairy Group Ltd.	466,000	266,080
*Ω	China Yuhua Education Corp. Ltd.	152,000	10,899
	China Zheshang Bank Co. Ltd., Class H	444,599	142,413
#	Chinasoft International Ltd.	394,000	253,579
	Chongqing Department Store Co. Ltd., Class A	6,200	21,959
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	21,585
	Chongqing Gas Group Corp. Ltd., Class A	24,249	20,139
	Chongqing Machinery & Electric Co. Ltd., Class H	106,000	33,282
	Chongqing Road & Bridge Co. Ltd., Class A	23,300	21,317
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	349,386
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	23,628
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,400	28,207
	CIMC Enric Holdings Ltd.	108,000	153,183
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	27,454
	CITIC Ltd.	305,000	487,445
		Shares	Value»
CHINA — (Continued)
	City Development Environment Co. Ltd., Class A	13,200	$26,774
#*	CMGE Technology Group Ltd.	282,000	13,701
	CMST Development Co. Ltd., Class A	24,300	20,738
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	23,641
*	COFCO Biotechnology Co. Ltd., Class A	25,600	24,876
#*	COFCO Joycome Foods Ltd.	409,000	87,811
	COFCO Sugar Holding Co. Ltd., Class A	21,800	55,617
	Comba Telecom Systems Holdings Ltd.	182,000	52,989
	Concord New Energy Group Ltd.	1,150,000	47,025
	Continental Aerospace Technologies Holding Ltd.	570,000	12,386
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	164,000	295,427
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	28,300	31,814
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	25,762
	CRRC Corp. Ltd., Class H	317,000	235,489
Ω	CSC Financial Co. Ltd., Class H	41,500	66,891
	CSG Holding Co. Ltd., Class A	33,700	22,554
	CSPC Pharmaceutical Group Ltd.	678,000	831,727
	CTS International Logistics Corp. Ltd., Class A	29,200	25,075
*	Daan Gene Co. Ltd., Class A	32,400	30,792
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	31,157
	Dashang Co. Ltd., Class A	15,266	39,986
	Deppon Logistics Co. Ltd., Class A	15,800	42,862

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dian Diagnostics Group Co. Ltd., Class A	13,600	$46,764
	Digital China Group Co. Ltd., Class A	6,400	34,946
*	Digital China Information Service Group Co. Ltd., Class A	17,900	41,499
	Dongfang Electric Corp. Ltd., Class H	42,800	139,495
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	16,907
	Dongguan Development Holdings Co. Ltd., Class A	12,900	20,410
	Dongxing Securities Co. Ltd., Class A	23,800	47,588
	Dongyue Group Ltd.	306,000	479,701
	Dynagreen Environmental Protection Group Co. Ltd., Class H	62,000	42,170
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,500	53,120
	E-Commodities Holdings Ltd.	368,000	41,924
	Edvantage Group Holdings Ltd.	80,000	15,469
#	EEKA Fashion Holdings Ltd.	46,000	41,645
*††	Elion Energy Co. Ltd., Class A	29,100	293
	Eternal Asia Supply Chain Management Ltd., Class A	53,500	46,628
	Ever Sunshine Services Group Ltd.	126,000	29,558
Ω	Everbright Securities Co. Ltd., Class H	38,400	43,665
*Ω	Everest Medicines Ltd.	6,000	29,900
	Explosive Co. Ltd., Class A	10,800	21,938
	Fangda Carbon New Material Co. Ltd., Class A	30,961	25,533
	Fangda Special Steel Technology Co. Ltd., Class A	37,300	34,711
		Shares	Value»
CHINA — (Continued)
*	Far East Smarter Energy Co. Ltd., Class A	35,300	$61,305
	FAWER Automotive Parts Co. Ltd., Class A	15,600	12,296
	FESCO Group Co. Ltd., Class A	4,400	11,764
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	10,320	58,542
*	Financial Street Holdings Co. Ltd., Class A	71,300	29,037
#*	Flat Glass Group Co. Ltd., Class H	54,000	75,464
	Foryou Corp., Class A	4,600	21,071
	Fosun International Ltd.	23,500	12,503
	Fufeng Group Ltd.	298,000	322,466
	Fujian Star-net Communication Co. Ltd., Class A	13,300	54,775
	Fujian Sunner Development Co. Ltd., Class A	21,500	53,316
	Gansu Energy Chemical Co. Ltd., Class A	83,500	29,771
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	67,400	18,683
	Gansu Shangfeng Cement Co. Ltd., Class A	19,300	40,062
	Gansu Yasheng Industrial Group Co. Ltd., Class A	51,300	27,628
	GCL Energy Technology Co. Ltd., Class A	18,300	27,632
*	GDS Holdings Ltd. (9698 HK), Class A	49,400	275,064
	Geely Automobile Holdings Ltd.	757,000	1,558,279
*	Genimous Technology Co. Ltd., Class A	28,400	38,396
*	Genscript Biotech Corp.	126,000	206,829
	GF Securities Co. Ltd., Class H	140,600	328,098

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Goldwind Science & Technology Co. Ltd., Class H	94,000	$175,520
	Goodbaby International Holdings Ltd.	168,000	23,233
	Grand Pharmaceutical Group Ltd.	167,000	167,108
*	Grandjoy Holdings Group Co. Ltd., Class A	48,600	27,369
	Great Wall Motor Co. Ltd., Class H	225,500	384,185
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	34,100	41,437
#	Greentown China Holdings Ltd.	213,500	305,579
#Ω	Greentown Management Holdings Co. Ltd.	102,000	42,933
	Greentown Service Group Co. Ltd.	254,000	147,684
	Guangdong Advertising Group Co. Ltd., Class A	27,400	47,701
	Guangdong Construction Engineering Group Co. Ltd., Class A	45,100	24,712
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	25,568
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	11,900	30,677
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	10,786
	Guangdong Dowstone Technology Co. Ltd., Class A	15,500	65,437
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	7,000	20,556
	Guangdong Guanhao High-Tech Co. Ltd., Class A	30,200	15,319
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	24,396
		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co. Ltd., Class A	15,200	$26,669
	Guangdong South New Media Co. Ltd., Class A	3,600	23,736
	Guangdong Vanward New Electric Co. Ltd., Class A	16,800	24,249
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,100	33,452
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	61,700	23,359
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,400	39,672
*	Guanghui Logistics Co. Ltd., Class A	22,800	21,449
	Guangshen Railway Co. Ltd., Class H	230,000	64,877
	Guangxi Liugong Machinery Co. Ltd., Class A	27,400	44,833
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	18,828
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	67,963
	Guangzhou KDT Machinery Group Co. Ltd., Class A	9,500	25,299
	Guangzhou Wondfo Biotech Co. Ltd., Class A	6,400	19,739
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	15,500	21,117
	Guilin Layn Natural Ingredients Corp., Class A	17,200	22,813
	Guizhou Chanhen Chemical Corp., Class A	6,900	41,696
	Guizhou Gas Group Corp. Ltd., Class A	22,400	22,503
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	34,800	27,324

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Tyre Co. Ltd., Class A	34,100	$25,264
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,100	23,250
*	Guizhou Zhenhua E-chem, Inc., Class A	13,700	27,741
*	Guoguang Electric Co. Ltd., Class A	13,500	26,804
	Guomai Technologies, Inc., Class A	10,500	16,765
	Guoquan Food Shanghai Co. Ltd., Class H	46,000	25,108
Ω	Guotai Haitong Securities Co. Ltd., Class H	47,120	100,293
	Haier Smart Home Co. Ltd. (6690 HK), Class H	330,000	1,087,917
*	Hainan Haide Capital Management Co. Ltd., Class A	20,500	17,141
*	Hainan Meilan International Airport Co. Ltd., Class H	31,000	41,108
	Haitian International Holdings Ltd.	77,000	238,198
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	66,242
	Hangzhou GreatStar Industrial Co. Ltd.	6,900	34,183
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	6,160	27,467
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	14,520	18,469
*	Hangzhou Iron & Steel Co., Class A	18,500	24,026
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	43,993
	Hangzhou Onechance Tech Corp., Class A	7,200	44,206
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,900	66,819
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	42,274
		Shares	Value»
CHINA — (Continued)
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	3,100	$21,904
	Hanwei Electronics Group Corp., Class A	9,600	76,522
	Harbin Electric Co. Ltd., Class H	158,000	401,346
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	16,900	34,201
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	13,119
	HBIS Resources Co. Ltd., Class A	10,900	37,369
	Health & Happiness H&H International Holdings Ltd.	54,500	106,695
	Hefei Urban Construction Development Co. Ltd., Class A	3,000	6,020
	Henan Liliang Diamond Co. Ltd., Class A	6,400	36,659
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	48,467
	Henan Pinggao Electric Co. Ltd., Class A	8,600	26,138
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	29,698
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	74,348
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	25,374
	Hengan International Group Co. Ltd.	75,500	272,919
	Hengtong Logistics Co. Ltd., Class A	8,100	11,852
	Hengyi Petrochemical Co. Ltd., Class A	35,500	61,697
	Hexing Electrical Co. Ltd., Class A	4,200	23,685
	Hitevision Co. Ltd., Class A	7,600	29,775
*	Hongyuan Green Energy Co. Ltd., Class A	12,600	50,349

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hopson Development Holdings Ltd.	19,593	$8,727
	Horizon Construction Development Ltd.	101,000	12,922
	Huadian Heavy Industries Co. Ltd., Class A	10,800	17,400
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	23,300	22,069
*	Huafu Fashion Co. Ltd., Class A	36,000	21,627
*	Huaihe Energy Group Co. Ltd., Class A	68,100	33,523
	Huangshan Tourism Development Co. Ltd., Class A	6,600	12,114
	Huapont Life Sciences Co. Ltd., Class A	24,200	19,494
Ω	Huatai Securities Co. Ltd., Class H	167,600	399,602
	Huaxin Cement Co. Ltd. (6655 HK), Class H	47,800	113,881
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	35,500	27,624
	Hubei Chutian Smart Communication Co. Ltd., Class A	20,700	11,855
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	6,000	22,506
	Hubei Yihua Chemical Industry Co. Ltd., Class A	11,300	26,983
	Hubei Zhenhua Chemical Co. Ltd., Class A	16,100	79,116
	Huishang Bank Corp. Ltd., Class H	135,800	60,008
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	53,300	29,311
	Hunan Gold Corp. Ltd., Class A	10,060	51,848
*	Hunan New Wellful Co. Ltd., Class A	24,600	20,887
*Ω	Hygeia Healthcare Holdings Co. Ltd.	49,000	80,474
*	HyUnion Holding Co. Ltd., Class A	23,200	29,195
	IKD Co. Ltd., Class A	17,400	47,952
		Shares	Value»
CHINA — (Continued)
	Infore Environment Technology Group Co. Ltd., Class A	39,700	$40,097
	Inmyshow Digital Technology Group Co. Ltd., Class A	30,000	32,797
	Inner Mongolia Berun Chemical Co. Ltd., Class A	32,500	39,521
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	7,900	32,626
	Inspur Digital Enterprise Technology Ltd.	38,000	24,349
	Intron Technology Holdings Ltd.	46,000	11,071
#*	iQIYI, Inc., ADR	55,400	115,232
*	IRICO Display Devices Co. Ltd., Class A	34,800	33,681
	Jade Bird Fire Co. Ltd., Class A	19,920	32,337
	Jangho Group Co. Ltd., Class A	27,400	37,876
	Jason Furniture Hangzhou Co. Ltd., Class A	6,300	32,095
*Ω	JD Logistics, Inc.	295,700	422,598
	Jiang Su Suyan Jingshen Co. Ltd., Class A	17,200	28,472
	Jiangling Motors Corp. Ltd., Class A	9,400	24,438
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	31,400	34,777
	Jiangsu Azure Corp., Class A	17,900	43,721
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	56,000	35,120
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,600	19,078
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	28,900	70,571
*	Jiangsu General Science Technology Co. Ltd., Class A	27,500	18,546

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Guomao Reducer Co. Ltd., Class A	17,300	$42,773
	Jiangsu Huachang Chemical Co. Ltd., Class A	23,300	21,762
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	21,899
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	17,730
	Jiangsu Lihua Foods Group Co. Ltd.	7,900	22,867
	Jiangsu Linyang Energy Co. Ltd., Class A	25,900	21,465
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,800	38,868
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	16,563
	Jiangsu Shentong Valve Co. Ltd., Class A	12,800	31,719
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,900	35,236
	Jiangsu Soho High Hope Group Corp., Class A	56,400	27,746
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	35,860	25,914
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	34,600	22,758
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	36,650
	Jiangxi Ganyue Expressway Co. Ltd., Class A	32,800	23,370
	Jiangxi Guotai Group Co. Ltd., Class A	13,300	27,988
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	25,361
	Jiayin Group, Inc., ADR	2,355	15,543
		Shares	Value»
CHINA — (Continued)
*	Jihua Group Corp. Ltd., Class A	67,000	$31,987
*	Jilin Chemical Fibre, Class A	39,400	27,322
#*††	Jinchuan Group International Resources Co. Ltd.	425,000	13,057
	Jingjin Equipment, Inc., Class A	7,900	22,801
	JinkoSolar Holding Co. Ltd., ADR	8,667	222,135
	Jinlei Technology Co. Ltd., Class A	10,000	39,522
	Jinmao Property Services Co. Ltd.	15,891	5,383
#*Ω	Jinxin Fertility Group Ltd.	140,500	43,882
	Jinyu Bio-Technology Co. Ltd., Class A	23,800	61,810
	Jiuzhitang Co. Ltd., Class A	16,100	20,434
	Jizhong Energy Resources Co. Ltd., Class A	31,400	25,257
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,100	33,085
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	8,900	22,866
	JS Corrugating Machinery Co. Ltd., Class A	15,100	28,080
*Ω	JS Global Lifestyle Co. Ltd.	189,500	43,467
	JSTI Group, Class A	22,800	25,019
	Juewei Food Co. Ltd., Class A	8,600	15,797
	Jutal Offshore Oil Services Ltd.	94,000	6,244
	Kailuan Energy Chemical Co. Ltd., Class A	9,400	8,562
	Kaishan Group Co. Ltd., Class A	16,700	40,995
*	KBC Corp. Ltd., Class A	4,419	18,053
	Keda Industrial Group Co. Ltd., Class A	10,800	27,514
	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	34,531
#	Kinetic Development Group Ltd.	442,000	98,839

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingboard Holdings Ltd.	115,000	$466,022
	Kingboard Laminates Holdings Ltd.	110,500	207,470
	Kingfa Sci & Tech Co. Ltd., Class A	8,700	23,884
*	Kingsoft Cloud Holdings Ltd.	64,000	56,857
	KPC Pharmaceuticals, Inc., Class A	10,700	19,229
	Kuangda Technology Group Co. Ltd., Class A	42,400	41,761
	Kunlun Energy Co. Ltd.	756,000	774,584
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	26,900	40,383
	Lao Feng Xiang Co. Ltd., Class A	5,000	33,022
	Laobaixing Pharmacy Chain JSC, Class A	9,100	20,123
	Launch Tech Co. Ltd., Class H	33,500	37,891
	Lee & Man Chemical Co. Ltd.	38,000	29,388
	Lee & Man Paper Manufacturing Ltd.	299,000	136,677
*Ω	Legend Holdings Corp., Class H	84,000	92,699
#	Lenovo Group Ltd.	708,000	797,713
	Leo Group Co. Ltd., Class A	28,300	37,822
	Leoch Energy, Inc.	2,320	19,790
	Leoch International Technology Ltd.	116,000	9,959
*	Li Auto, Inc. (2015 HK), Class A	115,600	966,065
	Li Ning Co. Ltd.	352,500	921,780
	Lianhe Chemical Technology Co. Ltd., Class A	24,900	62,827
	Liaoning Port Co. Ltd., Class H	284,000	32,671
	Lier Chemical Co. Ltd., Class A	13,600	34,802
*	Lifetech Scientific Corp.	286,000	66,986
#	Lingbao Gold Group Co. Ltd., Class H	26,000	73,577
	Livzon Pharmaceutical Group, Inc., Class H	6,400	24,084
		Shares	Value»
CHINA — (Continued)
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	8,100	$27,859
#	LK Technology Holdings Ltd.	22,500	9,610
	Loncin Motor Co. Ltd., Class A	26,700	58,907
#Ω	Longfor Group Holdings Ltd.	49,589	65,213
	Longshine Technology Group Co. Ltd., Class A	8,900	22,144
	Lucky Harvest Co. Ltd., Class A	8,580	43,132
	Luoniushan Co. Ltd., Class A	25,900	31,531
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,700	56,106
*Ω	Luye Pharma Group Ltd.	154,500	54,882
*	Maanshan Iron & Steel Co. Ltd., Class H	68,000	23,514
	Maccura Biotechnology Co. Ltd., Class A	14,000	24,463
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	66,600	66,941
	Mesnac Co. Ltd., Class A	22,100	26,324
#	Metallurgical Corp. of China Ltd., Class H	528,000	124,910
	M-Grass Ecology & Environment Group Co. Ltd., Class A	29,600	17,308
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	14,549
*	Minmetals Development Co. Ltd., Class A	21,300	41,844
*	Minmetals Land Ltd.	340,000	42,651
	Minth Group Ltd.	142,000	668,529
	MLS Co. Ltd., Class A	24,900	35,362
#*	MMG Ltd.	487,199	630,777
*Ω	Mobvista, Inc.	49,000	93,458
	Moon Environment Technology Co. Ltd., Class A	19,760	45,694
	Morimatsu International Holdings Co. Ltd.	56,000	76,842

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nanhua Futures Co. Ltd., Class A	12,200	$32,306
	NanJi E-Commerce Co. Ltd., Class A	28,700	13,285
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	44,362
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	62,804
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	23,800	32,405
	Nanjing Pharmaceutical Group Co. Ltd.	31,500	25,086
*	Nanjing Tanker Corp., Class A	66,500	35,289
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,900	39,072
	NetDragon Websoft Holdings Ltd.	54,000	69,454
	Neusoft Corp., Class A	20,400	30,738
	New China Life Insurance Co. Ltd., Class H	153,600	1,248,987
	Newland Digital Technology Co. Ltd., Class A	4,000	15,694
	Nexteer Automotive Group Ltd.	193,000	164,648
*	Nine Dragons Paper Holdings Ltd.	280,000	294,985
	Ningbo Boway Alloy Material Co. Ltd., Class A	8,400	23,699
	Ningbo Huaxiang Electronic Co. Ltd., Class A	10,600	50,374
	Ningbo Jintian Copper Group Co. Ltd., Class A	30,400	52,032
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,800	27,219
*	Ningbo Shanshan Co. Ltd., Class A	38,300	70,895
	Ningbo Xusheng Group Co. Ltd., Class A	12,600	32,451
	Ningbo Yunsheng Co. Ltd., Class A	10,700	21,671
	NKY Medical Holdings Ltd., Class A	13,700	37,049
		Shares	Value»
CHINA — (Continued)
	Norinco International Cooperation Ltd., Class A	22,300	$40,415
	North Chemical Industries Co. Ltd., Class A	15,200	46,973
	North China Pharmaceutical Co. Ltd., Class A	34,500	28,121
	North Huajin Chemical Industries Co. Ltd., Class A	38,800	33,804
	Northeast Pharmaceutical Group Co. Ltd., Class A	35,500	27,061
	Northeast Securities Co. Ltd., Class A	28,400	37,094
*	Nuode New Materials Co. Ltd., Class A	10,200	10,076
	Offshore Oil Engineering Co. Ltd., Class A	29,400	28,243
	Onewo, Inc., Class H	31,900	79,950
	Opple Lighting Co. Ltd., Class A	7,800	22,730
	ORG Technology Co. Ltd., Class A	58,200	49,065
	Orient International Enterprise Ltd., Class A	9,500	11,951
Ω	Orient Securities Co. Ltd., Class H	164,400	143,165
*	Oriental Energy Co. Ltd., Class A	17,600	21,876
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,700	19,105
*	PCI Technology Group Co. Ltd., Class A	40,700	40,205
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	164,500	0
*	Perennial Energy Holdings Ltd.	80,000	11,944
	PharmaBlock Sciences Nanjing, Inc., Class A	5,300	31,450
	PhiChem Corp., Class A	13,700	54,739
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	40,400	49,915
*	Polaris Bay Group Co. Ltd., Class A	19,700	19,240

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Poly Property Group Co. Ltd.	201,637	$60,715
*	Porton Pharma Solutions Ltd., Class A	6,900	24,258
	Prinx Chengshan Holdings Ltd.	20,000	20,984
	Pylon Technologies Co. Ltd., Class A	3,881	33,862
	Q Technology Group Co. Ltd.	123,000	146,718
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	37,202
	Qingdao East Steel Tower Stock Co. Ltd., Class A	38,100	151,231
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	16,458
	Qingdao Gon Technology Co. Ltd., Class A	3,600	30,407
Ω	Qingdao Port International Co. Ltd., Class H	87,000	83,618
	Qingdao Rural Commercial Bank Corp., Class A	127,700	57,708
	Qingdao Sentury Tire Co. Ltd., Class A	16,400	48,311
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	13,100	17,343
	Qinhuangdao Port Co. Ltd., Class H	74,500	25,714
*	Quzhou DFP New Material Group Co. Ltd.	47,100	28,241
	Rainbow Digital Commercial Co. Ltd., Class A	38,250	31,530
	Renhe Pharmacy Co. Ltd., Class A	26,500	22,848
	Rianlon Corp., Class A	6,700	45,134
	Riyue Heavy Industry Co. Ltd., Class A	12,300	24,571
	Rizhao Port Co. Ltd., Class A	56,400	25,727
		Shares	Value»
CHINA — (Continued)
*	RongFa Nuclear Equipment Co. Ltd., Class A	49,300	$52,952
	Runjian Co. Ltd., Class A	3,100	20,656
	Sanjiang Shopping Club Co. Ltd., Class A	12,600	30,068
	Sanquan Food Co. Ltd., Class A	7,110	12,187
*	Sansteel Minguang Co. Ltd. Fujian, Class A	54,900	35,094
	Sansure Biotech, Inc., Class A	9,291	27,168
	Sany Heavy Equipment International Holdings Co. Ltd.	209,000	321,084
*	Seazen Group Ltd.	496,000	165,578
*	Seazen Holdings Co. Ltd., Class A	16,700	42,499
*††	S-Enjoy Service Group Co. Ltd.	63,000	4,234
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	39,800	24,859
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	44,500	23,198
*	Shaanxi Heimao Coking Co. Ltd., Class A	58,400	38,358
	Shandong Bohui Paper Industrial Co. Ltd., Class A	30,100	32,265
	Shandong Dongyue Silicone Material Co. Ltd., Class A	23,500	41,343
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	14,900	13,570
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	46,100	27,854
	Shandong Humon Smelting Co. Ltd., Class A	11,000	31,495
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,900	24,108

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Jinjing Science & Technology Co. Ltd., Class A	31,900	$26,124
	Shandong Linglong Tyre Co. Ltd., Class A	9,700	21,030
	Shandong Lukang Pharma, Class A	17,900	23,892
	Shandong Pharmaceutical Glass Co. Ltd., Class A	6,300	18,538
	Shandong Publishing & Media Co. Ltd., Class A	16,300	21,563
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	2,000	23,906
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	284,000	181,837
	Shandong WIT Dyne Health Co. Ltd., Class A	6,000	27,932
	Shandong Xiantan Group Co. Ltd.	11,300	10,536
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	28,766
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	10,300	14,278
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	15,500	33,631
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	10,800	21,125
	Shanghai Bright Meat Group Co. Ltd., Class A	27,000	25,752
	Shanghai Construction Group Co. Ltd., Class A	62,100	26,620
	Shanghai Datun Energy Resources Co. Ltd., Class A	13,300	24,704
	Shanghai Environment Group Co. Ltd., Class A	21,400	26,416
		Shares	Value»
CHINA — (Continued)
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	11,500	$30,049
	Shanghai Gench Education Group Ltd.	16,500	5,492
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,400	21,222
	Shanghai Huayi Group Co. Ltd., Class A	22,900	33,141
	Shanghai Industrial Holdings Ltd.	81,000	155,265
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,700	34,095
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	24,600	22,121
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	67,449
*	Shanghai Milkground Food Tech Co. Ltd., Class A	8,700	28,575
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	122,400	186,530
	Shanghai Pret Composites Co. Ltd., Class A	17,300	44,892
	Shanghai QiFan Cable Co. Ltd., Class A	9,600	28,861
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	24,125
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	19,400	29,685
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,400	32,677
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	51,753
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,000	16,764

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	45,100	$33,188
	Shanghai Zhonggu Logistics Co. Ltd., Class A	26,300	38,694
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	16,945
	Shantui Construction Machinery Co. Ltd., Class A	17,600	31,363
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,000	31,768
	Shanxi Coal International Energy Group Co. Ltd., Class A	14,800	23,993
*	Shanxi Guoxin Energy Corp. Ltd., Class A	51,440	24,577
	Shanxi Hi-speed Group Co. Ltd., Class A	32,600	24,993
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	23,006
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	30,500	14,069
*	Shanxi Meijin Energy Co. Ltd., Class A	37,100	26,973
	Shanxi Securities Co. Ltd., Class A	33,600	29,256
	Shenma Industry Co. Ltd., Class A	26,406	34,528
	Shenzhen Agricultural Power Group Co. Ltd., Class A	12,300	17,161
	Shenzhen Airport Co. Ltd., Class A	36,800	38,342
	Shenzhen Aisidi Co. Ltd., Class A	14,000	25,771
	Shenzhen Center Power Tech Co. Ltd., Class A	10,500	30,311
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	22,234
	Shenzhen Colibri Technologies Co. Ltd., Class A	11,800	38,562
	Shenzhen Das Intellitech Co. Ltd., Class A	65,900	27,006
		Shares	Value»
CHINA — (Continued)
	Shenzhen Desay Battery Technology Co., Class A	5,980	$22,406
*	Shenzhen Dynanonic Co. Ltd., Class A	5,800	34,547
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	46,120
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	18,500	18,474
	Shenzhen Gas Corp. Ltd., Class A	31,800	31,533
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	31,663
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,500	16,611
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,200	47,890
	Shenzhen International Holdings Ltd.	285,521	328,962
	Shenzhen Invt Electric Co. Ltd., Class A	20,200	26,039
*	Shenzhen Jinjia Group Co. Ltd., Class A	40,200	23,143
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	22,420
	Shenzhen Kedali Industry Co. Ltd., Class A	1,200	26,676
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	9,100	23,874
	Shenzhen Kinwong Electronic Co. Ltd., Class A	3,000	27,668
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	23,175
	Shenzhen Leaguer Co. Ltd., Class A	19,200	30,026
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	29,819
	Shenzhen MTC Co. Ltd., Class A	47,100	65,670

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	67,000	$29,202
	Shenzhen Noposin Crop Science Co. Ltd., Class A	11,900	19,824
#	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	104,000	21,968
	Shenzhen SC New Energy Technology Corp., Class A	4,900	97,138
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,700	41,216
	Shenzhen Tagen Group Co. Ltd., Class A	43,000	23,948
	Shenzhen Topband Co. Ltd., Class A	16,700	30,826
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	11,800	45,813
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	29,950
*	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	18,936
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	64,867
	Shenzhou International Group Holdings Ltd.	84,000	668,082
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	9,600	27,595
	Shinva Medical Instrument Co. Ltd., Class A	13,920	31,337
††	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	263
#	Shui On Land Ltd.	685,000	60,511
*	Sichuan Chengfei Integration Technology Corp., Class A	7,000	36,401
	Sichuan Development Lomon Co. Ltd., Class A	13,000	23,030
		Shares	Value»
CHINA — (Continued)
	Sichuan EM Technology Co. Ltd., Class A	18,700	$76,475
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	16,365
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	93,900	34,200
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	14,818
	Sichuan New Energy Power Co. Ltd., Class A	14,800	26,453
	Sichuan Yahua Industrial Group Co. Ltd., Class A	16,200	57,556
	Sihuan Pharmaceutical Holdings Group Ltd.	389,000	78,609
	SIIC Environment Holdings Ltd. (807 HK)	64,000	8,852
	SIIC Environment Holdings Ltd. (SIIC SP)	349,300	49,310
Ω	Simcere Pharmaceutical Group Ltd.	43,000	64,379
	Sinofert Holdings Ltd.	518,000	112,707
	Sinoma Science & Technology Co. Ltd., Class A	6,200	38,291
	Sinomach Automobile Co. Ltd., Class A	21,100	20,053
	Sinomach Precision Industry Group Co. Ltd., Class A	7,100	45,833
	Sinopec Engineering Group Co. Ltd., Class H	269,000	255,647
*	Sinopec Oilfield Equipment Corp., Class A	28,700	33,477
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	358,000	72,923
	Sinopharm Group Co. Ltd., Class H	186,000	496,293
	Sino-Platinum Metals Co. Ltd., Class A	10,790	35,611
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	24,974

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinosteel New Materials Co. Ltd., Class A	20,200	$31,518
	Sinotrans Ltd., Class H	409,000	271,368
	Sinotruk Jinan Truck Co. Ltd., Class A	19,900	54,108
*	Skyworth Group Ltd.	36,000	32,781
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	7,900	24,478
#Ω	Smoore International Holdings Ltd.	29,000	41,878
	Snowsky Salt Industry Group Co. Ltd., Class A	29,900	26,651
	Sobute New Materials Co. Ltd., Class A	6,400	12,149
	Songcheng Performance Development Co. Ltd., Class A	19,300	23,693
	Southern Publishing & Media Co. Ltd., Class A	10,600	23,024
*	SPIC Hydropower Co. Ltd., Class A	13,000	24,977
#	SSY Group Ltd.	218,000	82,567
	Stanley Agricultural Group Co. Ltd., Class A	24,600	40,434
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	29,900	31,949
	STO Express Co. Ltd., Class A	17,500	32,349
	Sumec Corp. Ltd., Class A	11,800	19,814
	Sun Art Retail Group Ltd.	279,500	55,102
	Sun King Technology Group Ltd.	130,000	31,698
	Sunflower Pharmaceutical Group Co. Ltd., Class A	10,100	20,472
#*	Sunshine Lake Pharma Co. Ltd., Class H	23,620	129,135
	Sunstone Development Co. Ltd., Class A	10,700	42,756
	Suntak Technology Co. Ltd., Class A	16,600	35,476
		Shares	Value»
CHINA — (Continued)
	Sunward Intelligent Equipment Co. Ltd., Class A	17,400	$28,660
	Sunwoda Electronic Co. Ltd., Class A	11,500	38,788
	Suofeiya Home Collection Co. Ltd., Class A	10,900	23,305
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	22,621
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,000	44,616
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	47,100	25,294
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	28,600	28,589
	Symphony Holdings Ltd.	280,000	51,243
*	Tangrenshen Group Co. Ltd., Class A	26,800	17,217
	TangShan Port Group Co. Ltd., Class A	58,200	35,853
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	30,087
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,000	21,730
	Tayho Advanced Materials Group Co. Ltd., Class A	24,900	46,721
	TCL Electronics Holdings Ltd.	176,000	270,568
	TDG Holdings Co. Ltd., Class A	25,500	49,711
	Tencent Music Entertainment Group, Class A	35,900	301,322
	Three's Co. Media Group Co. Ltd., Class A	6,200	36,637
	Tian An China Investment Co. Ltd.	81,000	47,525
	Tian Di Science & Technology Co. Ltd., Class A	50,500	43,838
	Tiande Chemical Holdings Ltd.	56,000	11,998
#	Tiangong International Co. Ltd.	254,000	110,961

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	66,000	$36,946
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	75,500	39,441
	Tianjin Port Co. Ltd., Class A	34,400	23,907
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,400	24,086
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	33,800	21,977
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	32,500	29,599
*	Tianma Microelectronics Co. Ltd., Class A	33,800	47,185
#*	Tianqi Lithium Corp., Class H	22,000	137,384
	Tianrun Industry Technology Co. Ltd., Class A	30,100	32,035
	Tianshan Aluminum Group Co. Ltd., Class A	25,900	69,456
	Tinergy Chemical Co. Ltd., Class A	61,200	46,051
	Titan Wind Energy Suzhou Co. Ltd., Class A	20,900	23,672
	Tofflon Science & Technology Group Co. Ltd., Class A	15,300	36,231
	Toly Bread Co. Ltd., Class A	25,900	20,472
	Tomson Group Ltd.	34,000	11,638
	Tong Ren Tang Technologies Co. Ltd., Class H	47,000	25,872
#	Tongcheng Travel Holdings Ltd.	59,200	176,090
	Tongguan Gold Group Ltd.	82,000	34,608
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	17,800	23,184
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	27,477
		Shares	Value»
CHINA — (Continued)
	Topsec Technologies Group, Inc., Class A	35,600	$44,795
Ω	Topsports International Holdings Ltd.	326,000	118,196
	TravelSky Technology Ltd., Class H	131,000	178,166
	Trip.com Group Ltd. (9961 HK)	4,450	273,121
	Tsingtao Brewery Co. Ltd., Class H	68,000	430,338
	TSP Wind Power Group Co. Ltd.	12,900	25,441
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	0
	Unilumin Group Co. Ltd., Class A	32,500	36,611
#	Uni-President China Holdings Ltd.	160,000	162,229
	V V Food & Beverage Co. Ltd., Class A	41,900	22,813
	Valiant Co. Ltd., Class A	18,300	45,005
	Vatti Corp. Ltd., Class A	9,200	8,339
	Vipshop Holdings Ltd., ADR	49,285	843,266
*	Visionox Technology, Inc., Class A	27,100	33,880
*Ω	Viva Biotech Holdings	265,500	86,991
	Wangneng Environment Co. Ltd., Class A	8,300	20,147
	Wanxiang Qianchao Co. Ltd., Class A	31,340	77,508
	Wasion Holdings Ltd.	98,000	299,293
	Wasu Media Holding Co. Ltd., Class A	36,300	45,457
	Weichai Power Co. Ltd., Class H	259,000	877,914
	Weifu High-Technology Group Co. Ltd., Class A	9,600	29,525
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	13,600	20,544
	Wellhope Foods Co. Ltd., Class A	18,100	19,520
	Wencan Group Co. Ltd., Class A	6,200	18,401
#	West China Cement Ltd.	528,000	253,680

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Windey Energy Technology Group Co. Ltd., Class A	11,000	$30,804
	Winner Medical Co. Ltd., Class A	4,200	21,409
*	Wuhan P&S Information Technology Co. Ltd., Class A	17,000	27,070
	Wuhu Token Science Co. Ltd., Class A	27,900	25,475
	Wushang Group Co. Ltd., Class A	20,400	31,082
*Ω	Wuxi Biologics Cayman, Inc.	14,000	66,253
	Wuxi Boton Technology Co. Ltd., Class A	10,500	34,901
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	17,800	53,771
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	50,221
	Wuxi Rural Commercial Bank Co. Ltd., Class A	30,400	25,813
	Wuxi Taiji Industry Ltd. Co., Class A	21,300	34,371
#*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	91,500	8,995
	Xiamen Bank Co. Ltd., Class A	57,200	57,636
	Xiamen Changelight Co. Ltd., Class A	14,500	78,849
	Xiamen Kingdomway Group Co., Class A	8,500	23,270
	Xiamen Xiangyu Co. Ltd., Class A	31,700	38,783
	Xiandai Investment Co. Ltd., Class A	19,900	12,256
	Xianhe Co. Ltd., Class A	7,900	27,884
	Xinfengming Group Co. Ltd., Class A	25,400	76,258
	Xingfa Aluminium Holdings Ltd.	46,000	44,771
	Xinjiang Communications Construction Group Co. Ltd., Class A	13,200	30,992
	Xinjiang Joinworld Co. Ltd., Class A	10,900	14,192
		Shares	Value»
CHINA — (Continued)
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	41,700	$27,536
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	23,700	30,105
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	44,211
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	57,149
	Xinyi Energy Holdings Ltd.	762,936	118,125
#	Xinyi Solar Holdings Ltd.	710,037	306,907
*	Xinzhi Group Co. Ltd., Class A	7,200	26,682
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,900	36,511
	Xtep International Holdings Ltd.	275,817	181,281
	Yangling Metron New Material, Inc., Class A	8,680	21,169
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	19,500	207,130
	Yankuang Energy Group Co. Ltd., Class H	486,400	708,651
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,300	18,988
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	9,300	23,413
*	Yechiu Metal Recycling China Ltd., Class A	67,200	44,304
	Yifan Pharmaceutical Co. Ltd., Class A	13,300	23,276
	Yihai International Holding Ltd.	36,000	67,834
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,000	24,275
	Yonfer Agricultural Technology Co. Ltd., Class A	13,200	33,245
	Yongjin Technology Group Co. Ltd.	9,000	24,903

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	YongXing Special Materials Technology Co. Ltd., Class A	5,500	$39,445
	Yotrio Group Co. Ltd., Class A	60,200	32,798
*	Youcare Pharmaceutical Group Co. Ltd., Class A	9,628	33,588
	Youngy Co. Ltd., Class A	6,000	46,883
*	Youzu Interactive Co. Ltd., Class A	19,500	33,913
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	15,900	24,026
	Yueyang Forest & Paper Co. Ltd., Class A	45,200	37,292
	Yum China Holdings, Inc. (YUMC US)	6,405	316,535
	YUNDA Holding Group Co. Ltd., Class A	31,300	30,896
	Yunnan Energy Investment Co. Ltd., Class A	7,600	12,846
	Yunnan Tin Co. Ltd., Class A	12,900	72,415
	Yusys Technologies Co. Ltd., Class A	14,600	47,285
	ZBOM Home Collection Co. Ltd., Class A	11,500	16,216
	ZCZL Industrial Technology Group Co. Ltd., Class H	53,400	150,472
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	16,600	40,450
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	21,827
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	19,019
	Zhejiang Crystal-Optech Co. Ltd., Class A	7,400	25,373
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,300	42,855
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	14,100	$25,583
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	19,512
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	15,800	23,206
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	16,200	16,650
	Zhejiang Hailiang Co. Ltd., Class A	25,700	53,853
	Zhejiang HangKe Technology, Inc. Co., Class A	5,930	25,755
	Zhejiang Hangmin Co. Ltd., Class A	13,800	15,142
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	11,500	17,369
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	30,253
	Zhejiang Huangma Technology Co. Ltd., Class A	13,600	32,693
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	15,800	22,783
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	46,126
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,600	51,387
	Zhejiang Jingu Co. Ltd., Class A	17,100	29,497
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	37,589
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	27,551
	Zhejiang Medicine Co. Ltd., Class A	10,500	22,561
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	24,101

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	$19,601
	Zhejiang Runtu Co. Ltd., Class A	22,300	40,351
	Zhejiang Semir Garment Co. Ltd., Class A	32,200	25,685
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	27,080	21,241
	Zhejiang Southeast Space Frame Co. Ltd., Class A	16,800	14,509
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	28,400	27,084
	Zhejiang Taihua New Material Group Co. Ltd., Class A	9,200	12,276
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,500	20,601
	Zhejiang Wanliyang Co. Ltd., Class A	23,600	33,656
	Zhejiang Wanma Co. Ltd., Class A	20,500	49,108
	Zhejiang Wansheng Co. Ltd., Class A	7,900	13,797
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	15,200	22,858
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	15,322
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	24,428
	Zhejiang Yasha Decoration Co. Ltd., Class A	30,000	18,157
	Zhende Medical Co. Ltd., Class A	2,900	28,706
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	43,800	33,573
	Zhewen Interactive Group Co. Ltd., Class A	17,700	33,245
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	139,000	296,284
		Shares	Value»
CHINA — (Continued)
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	8,700	$43,498
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	28,500	43,446
	Zhongsheng Group Holdings Ltd.	159,500	237,622
	Zhongtong Bus Holding Co. Ltd., Class A	14,200	23,621
Ω	Zhou Hei Ya International Holdings Co. Ltd.	213,500	44,826
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	45,800	250,423
	Zhuzhou Kibing Group Co. Ltd., Class A	51,400	51,857
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	26,900	22,826
#Ω	ZJLD Group, Inc.	57,400	66,400
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	302,678
#	ZTE Corp., Class H	48,000	173,652
	ZTO Express Cayman, Inc. (2057 HK)	51,950	1,147,063
TOTAL CHINA			79,252,535
COLOMBIA — (0.0%)
*	Corp. Financiera Colombiana SA	40,546	221,545
	Mineros SA	8,318	43,155
TOTAL COLOMBIA			264,700
DENMARK — (1.8%)
	AL Sydbank	19,997	1,810,977
	Alm Brand AS	271,061	749,771
*	Bavarian Nordic AS	15,364	468,130
	D/S Norden AS	8,097	365,744
*	Dfds AS	4,067	63,750
	FLSmidth & Co. AS	12,486	1,070,284
	Foroya Banki P	1,321	63,659
#*	GN Store Nord AS	14,741	258,761
#	GronlandsBANKEN AS	210	38,929
	H Lundbeck AS (HLUNA DC), Class A	9,961	58,185
	H Lundbeck AS (HLUNB DC)	75,924	509,021

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#*	H&H International AS, Class B	3,666	$54,389
	ISS AS	44,132	1,673,692
	Jyske Bank AS	10,324	1,502,416
#	Matas AS	11,962	183,306
*	Nilfisk Holding AS	3,486	77,121
*	NKT AS	12,922	1,690,021
	Per Aarsleff Holding AS	6,619	943,888
	Ringkjoebing Landbobank AS	6,980	1,759,699
	Rockwool AS ROCKA DC, Class A	14,160	480,040
	Rockwool AS ROCKB DC, Class B	26,200	884,773
Ω	Scandinavian Tobacco Group AS	13,839	215,227
	Schouw & Co. AS	4,385	462,743
#	Solar AS, Class B	1,028	36,337
	SP Group AS	2,842	164,970
	Sparekassen Sjaelland-Fyn AS	4,899	290,234
	TORM PLC, Class A	9,843	241,971
	Tryg AS	21,310	517,897
	UIE PLC	971	57,938
TOTAL DENMARK			16,693,873
FINLAND — (1.5%)
	Aktia Bank OYJ	11,821	172,340
#	Alandsbanken Abp, Class B	2,284	128,025
	Anora Group OYJ	7,486	38,263
	Apetit OYJ	1,113	18,470
	Atria OYJ	3,506	65,913
	Bittium OYJ	5,009	223,333
	Digia OYJ	4,078	30,756
Ω	Enento Group OYJ	916	16,816
#	Fiskars OYJ Abp	8,676	125,343
#	Fortum OYJ	89,128	2,105,411
*	Glaston OYJ Abp	4,426	6,215
	Hiab OYJ	9,901	588,331
	Huhtamaki OYJ	23,839	836,624
	Kalmar OYJ, Class B	10,303	526,770
	Kemira OYJ	28,847	678,506
	Kesko OYJ (KESKOA FH), Class A	2,480	62,017
	Kesko OYJ (KESKOB FH), Class B	10,199	257,967
	Konecranes OYJ	13,010	1,532,085
*	Lassila & Tikanoja OYJ	2,081	18,500
*	Lindex Group OYJ	15,071	44,049
	Luotea PLC	2,081	7,126
	Mandatum OYJ	91,786	748,545
	Neste OYJ	18,778	479,683
#	NoHo Partners OYJ	1,625	15,411
#	Oma Saastopankki OYJ	1,150	17,462
		Shares	Value»
FINLAND — (Continued)
	Oriola OYJ (OKDBV FH), Class B	11,313	$15,641
	Outokumpu OYJ	54,563	306,347
	Pihlajalinna OYJ	6,174	105,472
	Ponsse OYJ	730	22,126
	Raisio OYJ, Class V	23,694	77,119
	Sanoma OYJ	19,907	227,725
	Scanfil OYJ	3,530	47,400
*	SRV Group OYJ	786	5,035
	Taaleri PLC	2,423	22,002
	Teleste OYJ	3,463	16,054
Ω	Terveystalo OYJ	22,008	264,467
	TietoEVRY OYJ	11,880	257,888
#	Tokmanni Group Corp.	2,713	24,764
#	UPM-Kymmene OYJ	79,119	2,182,745
#	Valmet OYJ	34,864	1,194,669
	Wartsila OYJ Abp	11,335	459,537
*	YIT OYJ	27,688	101,306
TOTAL FINLAND			14,074,258
FRANCE — (3.3%)
*	74Software SA	1,762	76,269
	Accor SA	2,473	134,484
*	Alstom SA	81,487	2,601,748
	Alten SA	2,303	225,765
Ω	Amundi SA	10,773	957,818
	Arkema SA	8,679	522,667
	Aubay	368	26,114
Ω	Ayvens SA	36,588	530,446
	Boiron SA	407	14,404
	Bonduelle SCA	2,599	32,593
	Bouygues SA	43,820	2,368,637
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	42,638
	Carrefour SA	101,372	1,660,389
	Cie des Alpes	6,017	185,256
	Cie Generale des Etablissements Michelin SCA	24,173	897,679
*	Clariane SE	15,677	70,801
	Coface SA	31,317	572,761
	Derichebourg SA	27,304	257,337
	Eiffage SA	17,229	2,555,186
*Ω	Elior Group SA	26,887	90,729
	Elis SA	49,928	1,449,632
	Etablissements Maurel et Prom SA	19,827	154,926
	Exel Industries SA, Class A	396	18,155
	Fnac Darty SA (FNAC FP)	2,442	102,812
*	Forvia SE (FRVIA FP)	26,641	434,979
	GL Events SACA	2,198	83,799
	Groupe Crit SA	1,048	79,032

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Groupe SFPI	8,334	$16,780
#*	Guerbet	1,473	23,960
	IPSOS SA	10,696	453,764
	Jacquet Metals SACA	2,639	72,662
	JCDecaux SE	7,476	147,455
	Laurent-Perrier	642	68,828
	LNA Sante SA	1,202	33,191
	Manitou BF SA	2,169	57,186
	Mersen SA	4,415	134,993
	Metropole Television SA	6,128	87,780
	North Atlantic Energies	189	10,545
	NRJ Group	5,008	43,102
	Opmobility	8,759	167,820
	Pernod Ricard SA	12,765	1,141,403
	Quadient SA	4,315	81,657
	Renault SA	51,473	1,942,558
	Rexel SA	53,173	2,228,245
	Samse SACA	262	37,583
	Savencia SA	1,752	124,171
	SCOR SE	26,497	863,462
	SEB SA	2,041	115,130
	SES SA	68,341	559,749
*Ω	SMCP SA	4,654	33,833
	Societe BIC SA	4,616	297,358
	Societe LDC SADIR	1,650	185,000
	Sopra Steria Group	2,889	527,719
#	Stef SA	1,010	149,899
#	STMicroelectronics NV (STM FP)	25,649	724,277
	Synergie SE	2,390	86,897
	Technip Energies NV	11,723	459,417
	Teleperformance SE	5,753	371,617
	Television Francaise 1 SA	11,443	110,600
	Thermador Groupe	289	26,971
	Trigano SA	2,049	407,692
*	Ubisoft Entertainment SA	2,364	12,196
	Valeo SE	39,649	553,753
	Vallourec SACA	42,188	895,342
	Vetoquinol SA	520	53,571
	Vicat SACA	5,082	470,900
	VIEL & Cie SA	3,477	74,398
*	Viridien	1,415	214,047
#*	Voltalia SA	4,110	34,577
*Ω	X-Fab Silicon Foundries SE	4,159	25,254
TOTAL FRANCE			30,274,398
GERMANY — (3.0%)
	1&1 AG	10,207	325,057
	Adtran Networks SE	551	14,502
	AIXTRON SE	772	17,711
	All for One Group SE	212	10,088
Ω	Aumann AG	1,586	26,416
*	Aumovio SE	10,520	504,794
		Shares	Value»
GERMANY — (Continued)
	Aurubis AG	9,174	$1,732,363
	Bechtle AG	12,277	636,344
Ω	Befesa SA	4,810	176,169
	Bijou Brigitte AG	952	48,899
	Bilfinger SE	9,612	1,346,725
#	Borussia Dortmund GmbH & Co. KGaA	16,120	62,277
#	Brenntag SE	14,213	864,714
	CANCOM SE (COK GR)	3,090	103,967
	Carl Zeiss Meditec AG	1,879	62,363
*	Ceconomy AG	19,048	100,657
	Cewe Stiftung & Co. KGaA	895	107,200
	Commerzbank AG	30,295	1,245,266
	Continental AG	21,040	1,655,622
	Dermapharm Holding SE	1,109	45,814
	Deutz AG	25,865	331,220
	Draegerwerk AG & Co. KGaA	638	53,716
	Duerr AG	4,267	113,730
Ω	DWS Group GmbH & Co. KGaA	6,550	479,552
	Elmos Semiconductor SE	1,514	206,033
	ElringKlinger AG	5,891	29,688
	Evonik Industries AG	55,718	863,067
	flatexDEGIRO SE	19,433	947,936
	FORTEC Elektronik AG	585	10,165
*	Fraport AG Frankfurt Airport Services Worldwide	8,850	818,849
	Freenet AG	29,909	1,079,989
	Fresenius Medical Care AG (FME GR)	47,923	2,157,444
	FUCHS SE	3,608	126,977
	Gesco SE	2,252	40,166
#	GFT Technologies SE	2,002	49,300
*	Heidelberger Druckmaschinen AG	23,114	50,254
#*	HelloFresh SE	22,167	145,602
	Hornbach Holding AG & Co. KGaA	2,266	216,526
	HUGO BOSS AG	6,904	286,265
	Indus Holding AG	2,509	95,465
Ω	Instone Real Estate Group SE	17,183	175,444
	Jenoptik AG	4,861	153,410
Ω	JOST Werke SE	2,494	184,983
	KION Group AG	16,902	1,193,870
#	Kloeckner & Co. SE	7,966	103,774
#	Kontron AG	8,109	224,977
	Krones AG	3,273	526,690
	KSB SE & Co. KGaA	62	76,198

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	KWS Saat SE & Co. KGaA	2,335	$207,445
	Lanxess AG	3,650	75,392
#*	Medios AG	226	4,284
#	MLP SE	21,361	186,203
#	Mutares SE & Co. KGaA	2,865	110,719
	Norma Group SE	4,441	77,301
	Pfeiffer Vacuum Technology AG	218	42,402
	ProCredit Holding AG	2,170	21,860
#	Puma SE (PUM GR)	7,334	187,472
*	PVA TePla AG	2,714	85,219
#	RTL Group SA	5,153	224,670
	SAF-Holland SE	5,757	115,734
	Salzgitter AG	617	33,109
	Schaeffler AG	27,583	325,317
*	Siemens Energy AG	6,363	1,084,128
	Sixt SE	1,931	151,316
	STRATEC SE	832	22,044
	Suedzucker AG	4,707	53,890
	Surteco Group SE	1,940	29,764
#	SUSS MicroTec SE	1,410	82,935
#	Symrise AG	11,059	931,025
	Technotrans SE	1,385	54,499
	thyssenkrupp AG	83,319	1,110,703
*	Tkms AG& Co. KGaA	4,165	486,754
*	TUI AG	27,782	296,212
	United Internet AG	13,184	428,914
#	Vossloh AG	2,379	227,740
#	Wacker Chemie AG	2,083	169,166
	Wacker Neuson SE	6,624	151,284
	Wuestenrot & Wuerttembergische AG	4,662	82,983
*Ω	Zalando SE	22,599	649,842
TOTAL GERMANY			27,538,564
GREECE — (0.1%)
	Alpha Bank SA	31,801	152,230
	Autohellas Tourist & Trading SA	1,632	25,142
	ElvalHalcor SA	7,892	43,261
	Fourlis Holdings SA	2,763	14,423
	GEK Terna SA	2,732	107,536
	Helleniq Energy Holdings SA	9,333	100,444
*	LAMDA Development SA	7,221	60,628
	Motor Oil Hellas Corinth Refineries SA	6,837	275,278
	Piraeus Bank SA	6,260	63,147
	Sarantis SA	2,655	42,699
	Thrace Plastics Holding & Co.	2,463	12,356
		Shares	Value»
GREECE — (Continued)
	Titan SA (TITC GA)	5,589	$375,030
TOTAL GREECE			1,272,174
HONG KONG — (0.9%)
	Bank of East Asia Ltd.	172,424	329,348
	Build King Holdings Ltd.	120,000	21,482
	Cafe de Coral Holdings Ltd.	52,000	31,297
	Cathay Pacific Airways Ltd.	201,000	315,151
	Chow Sang Sang Holdings International Ltd.	60,000	112,336
	CITIC Telecom International Holdings Ltd.	397,000	130,670
	C-Mer Medical Holdings Ltd.	54,000	10,578
Ω	Crystal International Group Ltd.	78,500	74,020
	CTF Services Ltd.	141,248	165,463
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	85,600	121,933
	Dah Sing Financial Holdings Ltd.	41,200	199,232
*	Deep Source Holdings Ltd.	660,000	69,603
	Dream International Ltd.	32,000	36,362
††	EcoGreen International Group Ltd.	84,000	3,831
	Emperor Watch & Jewellery Ltd.	790,000	29,852
	First Pacific Co. Ltd.	560,000	438,169
#*Ω	FIT Hon Teng Ltd.	386,000	241,282
*Ω	Frontage Holdings Corp.	64,000	8,659
	Giordano International Ltd.	136,000	25,590
#	Guotai Junan International Holdings Ltd.	543,000	185,710
	Hang Lung Group Ltd.	137,000	295,017
	Hang Lung Properties Ltd.	308,504	372,264
*	Hanison Construction Holdings Ltd.	105,877	2,979
	Harbour Centre Development Ltd.	17,000	10,404

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Technology Venture Co. Ltd.	33,774	$6,183
*	Hongkong & Shanghai Hotels Ltd.	104,716	84,046
	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	36,233
Ω	Impro Precision Industries Ltd.	75,000	61,473
	Jacobson Pharma Corp. Ltd.	24,000	3,802
	Johnson Electric Holdings Ltd.	77,555	267,139
	Kerry Properties Ltd.	93,000	282,326
	KLN Logistics Group Ltd.	75,500	68,159
	Luk Fook Holdings International Ltd.	44,000	180,758
	Man Wah Holdings Ltd.	234,000	145,138
*	Midland Holdings Ltd.	93,517	36,408
	Modern Dental Group Ltd.	32,000	24,118
*	Mongolian Mining Corp.	162,000	280,549
	NagaCorp Ltd.	260,000	153,169
	Oriental Watch Holdings	26,000	11,347
	Pacific Basin Shipping Ltd.	653,000	256,455
	Pacific Textiles Holdings Ltd.	97,000	15,293
	PAX Global Technology Ltd.	92,000	58,059
	Pico Far East Holdings Ltd.	278,000	99,944
Ω	Regina Miracle International Holdings Ltd.	29,000	8,638
	SAS Dragon Holdings Ltd.	64,000	37,560
	Shangri-La Asia Ltd.	194,000	120,969
*	SJM Holdings Ltd.	77,000	23,632
	SmarTone Telecommunications Holdings Ltd.	97,500	60,975
	Stella International Holdings Ltd.	77,500	143,277
	Swire Pacific Ltd. (87 HK), Class B	130,000	211,061
*	Television Broadcasts Ltd.	78,600	30,573
	Texhong International Group Ltd.	20,500	14,640
		Shares	Value»
HONG KONG — (Continued)
	Transport International Holdings Ltd.	31,994	$42,517
	Truly International Holdings Ltd.	408,000	53,593
	United Laboratories International Holdings Ltd.	152,000	231,436
	Vedan International Holdings Ltd.	80,000	7,528
*	Viva Goods Co. Ltd.	144,000	11,797
	VSTECS Holdings Ltd.	192,000	189,967
Ω	WH Group Ltd.	696,160	821,535
*	Xingye Alloy Materials Group Ltd.	84,000	11,039
#	Xinyi Glass Holdings Ltd.	265,893	347,446
	Yue Yuen Industrial Holdings Ltd.	152,500	340,120
TOTAL HONG KONG			8,010,134
HUNGARY — (0.0%)
	Richter Gedeon Nyrt	10,907	364,915
INDIA — (4.8%)
	360 ONE WAM Ltd.	9,810	120,460
*	5Paisa Capital Ltd.	1,165	4,384
	Aarti Drugs Ltd.	8,586	35,513
	Aarti Industries Ltd.	6,143	24,860
	Aarti Pharmalabs Ltd.	6,106	50,455
	ACC Ltd.	6,854	122,446
	ADF Foods Ltd.	15,440	29,666
*	Aditya Birla Fashion & Retail Ltd.	2,501	1,805
*	Aditya Birla Lifestyle Brands Ltd.	2,501	2,861
	Aditya Birla Real Estate Ltd.	3,663	50,850
	Advanced Enzyme Technologies Ltd.	6,791	21,997
	Advent Hotels International Pvt Ltd.	1,971	4,253
	Aegis Logistics Ltd.	24,003	188,103
*	Aether Industries Ltd.	2,879	31,502
	AGI Greenpac Ltd.	5,757	39,163
	Ahluwalia Contracts India Ltd.	6,104	56,814
	AIA Engineering Ltd.	2,956	128,698
	Ajmera Realty & Infra India Ltd.	6,445	10,594
	Alembic Ltd.	15,848	15,947
	Alembic Pharmaceuticals Ltd.	8,884	75,887
	Alkem Laboratories Ltd.	4,856	300,581

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Allcargo Global Ltd.	56,988	$14,416
*	Allcargo Logistics Ltd.	56,988	6,435
	Amara Raja Energy & Mobility Ltd.	11,947	108,996
*	Amber Enterprises India Ltd.	896	55,925
	Anant Raj Ltd.	19,808	109,457
	Angel One Ltd.	6,353	174,143
	Anupam Rasayan India Ltd.	1,499	20,323
	Apar Industries Ltd.	1,306	113,926
	Apollo Micro Systems Ltd.	14,253	40,649
	Apollo Tyres Ltd.	71,196	381,194
	Arvind Fashions Ltd.	7,398	37,794
	Arvind Ltd.	42,016	143,623
	Asahi India Glass Ltd.	4,079	44,392
	Ashiana Housing Ltd.	6,346	20,301
	Ashok Leyland Ltd.	358,126	770,251
*	Ashoka Buildcon Ltd.	23,322	38,078
Ω	Aster DM Healthcare Ltd.	10,861	65,251
	Astra Microwave Products Ltd.	5,327	57,013
	Atul Ltd.	1,363	92,471
Ω	AU Small Finance Bank Ltd.	43,937	468,824
	AurionPro Solutions Ltd.	2,844	28,154
	Aurobindo Pharma Ltd.	62,489	815,802
	Automotive Axles Ltd.	1,036	21,071
	Avadh Sugar & Energy Ltd.	1,685	6,091
	Avanti Feeds Ltd.	5,833	50,740
*	AWL Agri Business Ltd.	23,584	54,902
*	Bajaj Consumer Care Ltd.	14,536	53,712
	Balkrishna Industries Ltd.	7,189	180,311
	Balmer Lawrie & Co. Ltd.	19,246	36,040
	Balrampur Chini Mills Ltd.	29,626	134,891
	Banco Products India Ltd.	15,542	100,560
Ω	Bandhan Bank Ltd.	86,066	144,758
	Bank of India	114,507	204,452
	Bank of Maharashtra	144,375	102,928
	Bannari Amman Sugars Ltd.	902	35,245
*	Bansal Wire Industries Ltd.	1,926	5,801
	BASF India Ltd.	743	29,427
	BEML Ltd.	6,402	125,182
	Bhansali Engineering Polymers Ltd.	18,456	16,666
		Shares	Value»
INDIA — (Continued)
	Bharat Heavy Electricals Ltd.	11,788	$33,788
	Bharat Rasayan Ltd.	312	6,335
	Biocon Ltd.	18,453	73,721
	Birla Corp. Ltd.	4,316	49,348
	Birlasoft Ltd.	29,082	132,019
*	Bluspring Enterprises Ltd.	5,911	3,782
	Bombay Burmah Trading Co.	4,849	90,882
*	Borosil Ltd.	2,401	6,562
*	Borosil Scientific Ltd.	1,800	2,147
	Brigade Enterprises Ltd.	10,894	89,529
*	Brightcom Group Ltd.	293,831	29,536
	BSE Ltd.	1,788	53,971
*	Camlin Fine Sciences Ltd.	13,599	21,557
	Canara Bank	473,855	759,659
*	Capacit'e Infraprojects Ltd.	6,332	15,303
	Caplin Point Laboratories Ltd.	2,431	45,834
	Carborundum Universal Ltd.	9,040	77,467
	Care Ratings Ltd.	4,579	80,041
*	Cartrade Tech Ltd.	3,719	106,888
	Carysil Ltd.	2,666	22,907
	CCL Products India Ltd.	15,057	158,820
	Ceat Ltd.	6,015	245,725
	Cello World Ltd.	2,449	13,301
	Cemindia Projects Ltd.	8,815	61,124
	Century Enka Ltd.	3,444	16,225
	Cera Sanitaryware Ltd.	639	34,786
	Chambal Fertilisers & Chemicals Ltd.	35,567	171,647
	CIE Automotive India Ltd.	29,639	135,403
*	Cigniti Technologies Ltd.	987	17,343
	City Union Bank Ltd.	65,981	215,382
	CMS Info Systems Ltd.	7,641	26,265
Ω	Cochin Shipyard Ltd.	2,647	47,872
	Container Corp. of India Ltd.	27,877	152,578
	Coromandel International Ltd.	10,751	262,763
	Cosmo First Ltd.	3,064	19,894
	Craftsman Automation Ltd.	803	63,968
	Crompton Greaves Consumer Electricals Ltd.	51,177	123,533

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	CSB Bank Ltd.	12,622	$59,750
	Cyient Ltd.	10,755	131,664
	Dalmia Bharat Ltd.	15,218	343,364
	Datamatics Global Services Ltd.	1,756	13,418
	DB Corp. Ltd.	16,814	43,746
	DCB Bank Ltd.	58,753	127,969
	DCM Shriram Ltd.	7,541	96,910
	DCW Ltd.	37,568	18,778
	Deep Industries Ltd.	3,225	13,031
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	163,488
	Deepak Nitrite Ltd.	3,580	64,144
*	Delhivery Ltd.	63,856	296,126
	Delta Corp. Ltd.	20,079	14,139
	Dhanuka Agritech Ltd.	3,371	41,042
*	Digitide Solutions Ltd.	5,911	7,380
Ω	Dilip Buildcon Ltd.	7,058	35,042
*	Dishman Carbogen Amcis Ltd.	7,907	18,680
	D-Link India Ltd.	3,902	17,501
	Dodla Dairy Ltd.	3,763	49,038
	Dollar Industries Ltd.	4,294	14,739
	Dynacons Systems & Solutions Ltd.	984	9,832
	eClerx Services Ltd.	4,687	237,725
*	EID Parry India Ltd.	19,753	198,073
	EIH Associated Hotels	3,616	13,048
	EIH Ltd.	35,168	121,477
*	Electronics Mart India Ltd.	7,948	7,905
	Electrosteel Castings Ltd.	83,544	64,628
*	Embassy Developments Ltd.	50,487	36,423
Ω	Endurance Technologies Ltd.	4,145	109,353
	Engineers India Ltd.	58,317	109,897
	Epigral Ltd.	1,774	19,884
	EPL Ltd.	15,818	33,161
*Ω	Equitas Small Finance Bank Ltd.	45,351	34,644
Ω	Eris Lifesciences Ltd.	7,443	112,140
	Escorts Kubota Ltd.	7,740	283,637
*	Eureka Forbes Ltd.	9,641	57,390
	Eveready Industries India Ltd.	2,890	10,507
	Everest Kanto Cylinder Ltd.	6,320	7,524
	Exide Industries Ltd.	88,153	309,079
	Expleo Solutions Ltd.	381	3,788
*	FDC Ltd.	11,996	48,309
	Federal Bank Ltd.	390,779	1,223,372
*	Federal-Mogul Goetze India Ltd.	4,153	19,668
		Shares	Value»
INDIA — (Continued)
	FIEM Industries Ltd.	1,386	$32,646
	Filatex India Ltd.	33,341	16,623
	Fineotex Chemical Ltd.	33,700	8,172
	Finolex Cables Ltd.	14,139	111,627
	Finolex Industries Ltd.	29,728	57,335
	Firstsource Solutions Ltd.	58,361	202,851
	Force Motors Ltd.	1,050	218,037
	Fortis Healthcare Ltd.	6,650	61,606
	G R Infraprojects Ltd.	2,106	22,404
	Gabriel India Ltd.	7,677	77,964
	GAIL India Ltd. (GAIL IN)	14,437	26,262
	Ganesh Housing Ltd.	2,638	21,178
	Garware Hi-Tech Films Ltd.	970	31,890
	Garware Technical Fibres Ltd.	2,745	19,548
	Gateway Distriparks Ltd.	56,436	35,931
	GE Vernova T&D India Ltd.	1,853	65,024
*	Genesys International Corp. Ltd.	1,641	5,566
	Genus Power Infrastructures Ltd.	3,184	9,815
	Geojit Financial Services Ltd.	15,370	11,370
	GHCL Ltd.	16,124	93,452
Ω	Gland Pharma Ltd.	5,676	113,028
	Glenmark Pharmaceuticals Ltd.	23,735	523,290
	Globus Spirits Ltd.	1,633	16,549
	GMM Pfaudler Ltd.	3,384	35,999
	Godawari Power & Ispat Ltd.	61,950	167,337
	Godfrey Phillips India Ltd.	1,974	43,695
Ω	Godrej Agrovet Ltd.	6,217	36,121
*	Godrej Industries Ltd.	3,413	36,030
*	Gokaldas Exports Ltd.	3,390	20,459
	Goldiam International Ltd.	4,691	15,806
	Granules India Ltd.	32,878	204,796
	Graphite India Ltd.	11,951	79,363
	Grauer & Weil India Ltd.	4,095	3,183
	Great Eastern Shipping Co. Ltd.	27,406	357,520
	Greaves Cotton Ltd.	14,545	25,795
	Greenpanel Industries Ltd.	9,316	22,256
	Greenply Industries Ltd.	10,082	24,660

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Alkalies & Chemicals Ltd.	6,164	$30,649
	Gujarat Ambuja Exports Ltd.	24,560	37,185
	Gujarat Fluorochemicals Ltd.	598	19,871
	Gujarat Mineral Development Corp. Ltd.	10,076	62,875
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,417	67,982
	Gujarat Pipavav Port Ltd.	32,651	59,292
	Gujarat State Petronet Ltd.	46,045	151,599
	Gulf Oil Lubricants India Ltd.	1,725	20,459
	Happiest Minds Technologies Ltd.	6,209	27,998
Ω	Harsha Engineers Ltd.	1,758	7,132
	HBL Engineering Ltd.	5,859	49,953
*	HealthCare Global Enterprises Ltd.	5,716	36,775
	HEG Ltd.	11,285	66,401
	HeidelbergCement India Ltd.	10,024	18,657
	Heritage Foods Ltd.	8,870	34,582
	Hero MotoCorp Ltd. (HMCL IN)	16,210	975,659
	HFCL Ltd.	114,509	84,493
	HG Infra Engineering Ltd.	2,873	20,182
	Hikal Ltd.	9,005	18,913
	Himadri Speciality Chemical Ltd.	6,884	34,474
	Himatsingka Seide Ltd.	11,567	12,987
	Hindustan Copper Ltd.	9,107	66,612
*	Hindware Home Innovation Ltd.	4,100	10,054
	Honda India Power Products Ltd.	598	13,209
	HPL Electric & Power Ltd.	1,673	6,046
	Huhtamaki India Ltd.	2,798	5,576
	ICRA Ltd.	909	62,520
	IDFC First Bank Ltd.	631,881	574,362
*	IFB Industries Ltd.	1,844	22,306
	IIFL Capital Services Ltd.	26,423	95,599
*	Imagicaaworld Entertainment Ltd.	18,907	10,498
*	India Cements Ltd.	20,705	103,436
		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	6,864	$65,082
	Indian Bank	62,818	623,496
	Indian Metals & Ferro Alloys Ltd.	4,203	53,363
	Indigo Paints Ltd.	3,085	35,073
	Indo Count Industries Ltd.	12,207	31,217
*	Indus Towers Ltd.	205,985	995,377
*	Infibeam Avenues Ltd.	217,178	38,399
	Innova Captab Ltd.	1,326	9,898
*	Inox Green Energy Services Ltd.	7,814	14,531
*	Inox Wind Ltd.	42,272	49,753
*	Insecticides India Ltd.	407	2,607
	Intellect Design Arena Ltd.	12,705	126,797
	IOL Chemicals & Pharmaceuticals Ltd.	29,995	24,168
	ION Exchange India Ltd.	2,188	8,571
	Ipca Laboratories Ltd.	18,285	293,342
Ω	IRCON International Ltd.	51,030	91,290
	ISGEC Heavy Engineering Ltd.	3,339	27,220
	J Kumar Infraprojects Ltd.	9,206	57,469
	Jammu & Kashmir Bank Ltd.	63,698	72,794
	Jamna Auto Industries Ltd.	20,611	27,789
	Jindal Saw Ltd.	87,881	167,015
	Jindal Stainless Ltd.	106,897	957,933
	Jindal Steel Ltd.	6,259	76,234
	JK Cement Ltd.	4,253	255,770
	JK Lakshmi Cement Ltd.	14,023	118,415
	JK Paper Ltd.	21,843	78,205
	JK Tyre & Industries Ltd.	17,886	100,476
	JSW Energy Ltd.	45,760	227,856
	JTEKT India Ltd.	12,988	19,286
	Jubilant Ingrevia Ltd.	13,841	96,289
	Jubilant Pharmova Ltd.	14,481	153,900
	Jupiter Wagons Ltd.	6,564	23,106
	Jyothy Labs Ltd.	14,932	40,509
	Kajaria Ceramics Ltd.	7,874	76,723
	Kalpataru Projects International Ltd.	17,626	219,233
	Kalyani Steels Ltd.	7,765	59,959
	Kansai Nerolac Paints Ltd.	16,178	40,360
	Karnataka Bank Ltd.	57,840	114,729
	Karur Vysya Bank Ltd.	120,586	391,109

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kaveri Seed Co. Ltd.	4,405	$45,383
	KCP Ltd.	19,493	37,498
	KDDL Ltd.	906	22,671
	KEC International Ltd.	21,838	159,371
*	Kellton Tech Solutions Ltd.	67,465	11,413
	Kewal Kiran Clothing Ltd.	1,257	6,292
	Kirloskar Brothers Ltd.	2,320	39,444
	Kirloskar Ferrous Industries Ltd.	9,588	46,744
	Kirloskar Oil Engines Ltd.	10,569	134,861
	Kitex Garments Ltd.	15,081	28,145
	KNR Constructions Ltd.	21,233	34,319
*	Kolte-Patil Developers Ltd.	5,519	22,439
	Kovai Medical Center & Hospital Ltd.	843	49,161
	KPR Mill Ltd.	3,453	32,715
	KRBL Ltd.	13,877	51,809
	Krsnaa Diagnostics Ltd.	4,079	31,686
	LA Opala RG Ltd.	3,700	7,714
	Landmark Cars Ltd.	1,677	7,092
Ω	Laurus Labs Ltd.	15,766	165,830
	Laxmi Organic Industries Ltd.	10,874	16,917
	LG Balakrishnan & Bros Ltd.	7,187	134,666
	LMW Ltd.	568	92,220
	LT Foods Ltd.	48,564	195,970
	Lumax Auto Technologies Ltd.	4,253	62,383
	Lupin Ltd.	27,408	640,550
	Maharashtra Seamless Ltd.	13,036	74,164
	Mahindra Lifespace Developers Ltd.	20,814	84,925
Ω	Mahindra Logistics Ltd.	3,008	11,728
*	Man Industries India Ltd.	6,404	22,725
	Man Infraconstruction Ltd.	15,353	18,430
	Marksans Pharma Ltd.	59,055	105,093
	Mastek Ltd.	2,731	61,149
*	Max Estates Ltd.	751	3,137
	Mayur Uniquoters Ltd.	2,063	11,513
*	Medplus Health Services Ltd.	9,021	78,553
*	Meghmani Organics Ltd.	28,094	18,523
		Shares	Value»
INDIA — (Continued)
	Minda Corp. Ltd.	16,296	$100,224
Ω	Mishra Dhatu Nigam Ltd.	8,726	35,469
	MOIL Ltd.	7,329	29,335
	Mold-Tek Packaging Ltd.	1,725	10,210
	Monte Carlo Fashions Ltd.	1,211	7,478
	Morepen Laboratories Ltd.	60,453	24,028
	Motilal Oswal Financial Services Ltd.	9,133	74,696
	Mphasis Ltd.	13,460	404,219
	MRF Ltd.	454	656,861
	MSTC Ltd.	4,067	20,459
	Natco Pharma Ltd.	11,527	104,703
	National Aluminium Co. Ltd.	201,774	835,419
	National Fertilizers Ltd.	13,589	12,285
	Nava Ltd.	27,486	167,562
	Navneet Education Ltd.	18,140	28,377
*	Nazara Technologies Ltd.	17,244	53,285
	NCC Ltd.	86,554	138,298
	NCL Industries Ltd.	5,315	10,582
	NESCO Ltd.	3,968	49,240
	Neuland Laboratories Ltd.	281	40,420
	Newgen Software Technologies Ltd.	3,569	22,735
	NIIT Learning Systems Ltd.	10,780	46,946
	Nilkamal Ltd.	1,432	21,449
Ω	Nippon Life India Asset Management Ltd.	4,729	45,024
	Nitin Spinners Ltd.	3,133	11,323
	NMDC Ltd.	497,718	437,302
*	NMDC Steel Ltd.	106,512	48,867
	Novartis India Ltd.	1,209	9,994
	NRB Bearings Ltd.	7,863	21,901
	Oberoi Realty Ltd.	18,539	300,711
*	Onesource Specialty Pharma Ltd.	4,606	61,254
	Oracle Financial Services Software Ltd.	263	22,148
*	Orchid Pharma Ltd.	1,048	7,965
	Orient Cement Ltd.	17,026	29,057
	Orient Electric Ltd.	5,084	10,068
*	Orient Green Power Co. Ltd.	169,101	19,117
	Panama Petrochem Ltd.	2,894	9,191

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Parag Milk Foods Ltd., Class F	6,480	$17,774
	Patanjali Foods Ltd.	17,506	95,393
*	Patel Engineering Ltd.	94,922	29,629
*	PC Jeweller Ltd.	626,910	72,845
	PCBL Chemical Ltd.	19,241	55,226
	Pearl Global Industries Ltd.	2,201	37,401
*	Pennar Industries Ltd.	9,782	18,339
	Petronet LNG Ltd.	172,886	544,600
	Phoenix Mills Ltd.	13,226	239,595
	Piramal Pharma Ltd.	80,418	135,477
	Pitti Engineering Ltd.	1,949	16,551
	PNC Infratech Ltd.	13,859	32,845
	Pokarna Ltd.	824	6,588
	Polyplex Corp. Ltd.	2,597	24,057
	Power Mech Projects Ltd.	2,568	57,646
	Praj Industries Ltd.	10,786	34,273
	Prakash Industries Ltd.	25,349	33,715
Ω	Prataap Snacks Ltd.	1,310	16,164
	Precision Wires India Ltd.	3,694	9,848
	Prestige Estates Projects Ltd.	6,423	102,066
	Pricol Ltd.	10,026	60,150
	Prince Pipes & Fittings Ltd.	7,246	18,861
*	Prism Johnson Ltd.	29,365	40,394
*	PSP Projects Ltd.	1,511	12,367
	Punjab National Bank	35,137	47,867
*	Puravankara Ltd.	13,056	32,885
*	PVR Inox Ltd.	10,837	115,209
Ω	Quess Corp. Ltd.	13,894	31,424
	R Systems International Ltd.	2,964	12,355
	Railtel Corp. of India Ltd.	13,873	53,490
	Rain Industries Ltd.	29,680	49,952
	Rallis India Ltd.	11,726	35,108
	Ramco Cements Ltd.	16,989	205,872
*	Ramco Systems Ltd.	3,976	20,367
	Ramkrishna Forgings Ltd.	7,311	40,450
*	Ramky Infrastructure Ltd.	995	5,150
	Rane Holdings Ltd.	375	5,336
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	58,676
*	Rategain Travel Technologies Ltd.	8,402	55,761
	Ratnamani Metals & Tubes Ltd.	2,305	53,839
*	Raymond Lifestyle Ltd.	7,948	90,039
*	Raymond Ltd.	9,936	41,668
		Shares	Value»
INDIA — (Continued)
*	Raymond Realty Ltd.	9,936	$54,408
Ω	RBL Bank Ltd.	66,068	213,949
	Redington Ltd.	131,696	389,558
	Redtape Ltd.	18,116	24,409
	Relaxo Footwears Ltd.	4,979	21,395
*	Reliance Power Ltd.	583,182	179,663
*	Religare Enterprises Ltd.	6,600	17,185
*	Restaurant Brands Asia Ltd.	30,974	21,434
	Rhi Magnesita India Ltd.	4,370	20,919
	Rico Auto Industries Ltd.	16,938	21,485
	RITES Ltd.	22,156	55,080
*	RPSG Ventures Ltd.	1,941	15,345
	Rupa & Co. Ltd.	3,253	5,306
*	Sagar Cements Ltd.	4,091	8,664
	Saksoft Ltd.	4,201	7,886
	Sandhar Technologies Ltd.	2,664	14,195
	Sanghvi Movers Ltd.	5,982	19,587
Ω	Sansera Engineering Ltd.	5,079	95,016
*	Sapphire Foods India Ltd.	15,382	31,456
	Sarda Energy & Minerals Ltd.	27,610	147,780
	Sasken Technologies Ltd.	712	9,415
	Savita Oil Technologies Ltd.	5,680	21,573
	SBI Cards & Payment Services Ltd.	6,538	53,690
*	SEAMEC Ltd.	1,481	20,400
	Senco Gold Ltd.	5,587	18,748
Ω	SH Kelkar & Co. Ltd.	11,863	18,600
*	Shankara Buildpro Ltd.	2,556	20,868
	Sharda Cropchem Ltd.	4,998	55,451
	Sharda Motor Industries Ltd.	3,666	34,152
*	Sheela Foam Ltd.	2,758	15,565
	Shilpa Medicare Ltd.	11,440	36,328
	Shipping Corp. of India Ltd.	32,265	79,178
	Shriram Pistons & Rings Ltd.	1,777	53,553
	Shyam Metalics & Energy Ltd.	3,531	32,741
*	SIS Ltd.	5,084	18,596
	Siyaram Silk Mills Ltd.	2,895	16,325
	SJS Enterprises Ltd.	4,186	76,009
	Skipper Ltd.	4,131	16,205
	Sobha Ltd.	2,224	34,929

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Solara Active Pharma Sciences Ltd.	2,901	$15,877
	Somany Ceramics Ltd.	2,168	9,613
Ω	Sona Blw Precision Forgings Ltd.	12,189	65,475
	South Indian Bank Ltd.	466,277	191,046
	SP Apparels Ltd.	1,244	9,193
	Star Cement Ltd.	16,744	39,720
*	Star Health & Allied Insurance Co. Ltd.	24,427	124,859
	Steel Authority of India Ltd.	210,166	343,798
*	Sterlite Technologies Ltd.	34,852	40,017
	Stove Kraft Ltd.	2,726	14,591
	Strides Pharma Science Ltd.	8,765	83,670
*	Stylam Industries Ltd.	626	15,123
	Subros Ltd.	5,228	46,389
	Sudarshan Chemical Industries Ltd.	6,005	59,256
	Sun TV Network Ltd.	19,125	115,662
	Sundram Fasteners Ltd.	10,417	106,071
	Sunteck Realty Ltd.	7,803	34,140
	Suprajit Engineering Ltd.	16,483	80,008
	Supreme Petrochem Ltd.	12,254	75,558
	Supriya Lifescience Ltd.	2,326	17,124
	Surya Roshni Ltd.	19,276	51,866
*	Suryoday Small Finance Bank Ltd.	12,586	18,964
	Swan Corp. Ltd.	2,927	13,454
Ω	Syngene International Ltd.	16,422	84,712
	Talbros Automotive Components Ltd.	2,713	7,743
	Tamilnad Mercantile Bank Ltd.	7,104	46,787
	Tanla Platforms Ltd.	5,276	29,288
	Tata Chemicals Ltd.	27,771	225,100
	Tata Consumer Products Ltd.	5,181	63,856
	Tata Steel Ltd.	15,585	32,439
	TD Power Systems Ltd.	7,526	59,080
	Techno Electric & Engineering Co. Ltd.	12,283	130,873
	Technocraft Industries India Ltd.	456	10,048
	Texmaco Rail & Engineering Ltd.	63,696	88,999
		Shares	Value»
INDIA — (Continued)
	Thirumalai Chemicals Ltd.	6,268	$13,027
	Thomas Cook India Ltd.	36,783	49,225
	Time Technoplast Ltd.	59,778	117,821
	Titagarh Rail System Ltd.	9,168	82,350
	Transport Corp. of India Ltd.	6,289	72,796
	Trident Ltd.	163,085	46,247
	Triveni Engineering & Industries Ltd.	13,982	56,641
	TTK Prestige Ltd.	5,500	35,300
	TVS Holdings Ltd.	158	25,346
	TVS Srichakra Ltd.	1,006	44,442
*	TVS Supply Chain Solutions Ltd.	30,511	32,386
	Uflex Ltd.	8,126	41,068
*Ω	Ujjivan Small Finance Bank Ltd.	137,692	97,062
*	Unichem Laboratories Ltd.	7,286	29,966
	Union Bank of India Ltd.	118,509	232,301
	Uniparts India Ltd.	2,375	11,119
	UPL Ltd.	102,160	780,694
	Usha Martin Ltd.	39,122	173,623
	UTI Asset Management Co. Ltd.	7,033	73,785
	VA Tech Wabag Ltd.	10,705	125,702
	Vadilal Industries Ltd.	126	5,996
	Vaibhav Global Ltd.	5,305	12,910
*	Valor Estate Ltd.	19,709	22,806
	Vardhman Textiles Ltd.	21,782	102,504
Ω	Varroc Engineering Ltd.	8,500	52,810
	Veedol Corp. Ltd.	438	6,839
	Venky's India Ltd.	591	9,886
Ω	Venus Pipes & Tubes Ltd.	820	9,179
	Vesuvius India Ltd.	8,210	44,609
	Vimta Labs Ltd.	3,740	16,753
	Vindhya Telelinks Ltd.	1,643	21,728
	Vintage Coffee & Beverages Ltd.	8,973	14,395
	Vishnu Chemicals Ltd.	3,034	17,329
*	Vodafone Idea Ltd.	408,926	49,620
	Voltamp Transformers Ltd.	739	59,044
	Voltas Ltd.	1,720	24,770
	VRL Logistics Ltd.	6,226	18,301
	VST Industries Ltd.	10,021	25,565
	VST Tillers Tractors Ltd.	936	56,257
	Welspun Corp. Ltd.	29,234	230,831

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun Enterprises Ltd.	16,081	$83,003
	Welspun Living Ltd.	48,336	65,352
	West Coast Paper Mills Ltd.	10,379	45,129
	Windlas Biotech Ltd.	1,238	11,396
*	Wockhardt Ltd.	10,071	152,232
	Wonderla Holidays Ltd.	2,335	12,751
*	Yes Bank Ltd.	1,685,230	392,552
	Zee Entertainment Enterprises Ltd.	68,971	63,265
	Zensar Technologies Ltd.	21,007	148,498
	Zydus Lifesciences Ltd.	22,203	213,579
	Zydus Wellness Ltd.	11,500	56,261
TOTAL INDIA			43,562,402
INDONESIA — (0.4%)
	ABM Investama Tbk. PT	132,000	22,634
	Adi Sarana Armada Tbk. PT	319,400	22,700
	AKR Corporindo Tbk. PT	500,200	37,685
	Alamtri Minerals Indonesia Tbk. PT	577,100	68,638
	Aneka Tambang Tbk. PT	495,000	121,861
	Aspirasi Hidup Indonesia Tbk. PT	864,100	20,577
	Astra Agro Lestari Tbk. PT	50,800	22,370
	Astra Otoparts Tbk. PT	172,500	26,005
	Bank BTPN Syariah Tbk. PT	206,200	14,796
*	Bank Capital Indonesia Tbk. PT	991,200	10,158
	Bank Maybank Indonesia Tbk. PT	2,873,800	36,704
*	Bank Neo Commerce Tbk. PT	742,900	17,322
	Bank OCBC Nisp Tbk. PT	566,200	48,619
	Bank Pan Indonesia Tbk. PT	621,600	39,798
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	454,300	21,803
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	28,273
		Shares	Value»
INDONESIA — (Continued)
	Bank Tabungan Negara Persero Tbk. PT	475,600	$34,937
	BISI International Tbk. PT	236,900	12,449
	Blue Bird Tbk. PT	151,800	15,144
*	Buana Lintas Lautan Tbk. PT	4,051,500	119,117
	Bukit Asam Tbk. PT	610,900	90,462
*	Bumi Resources Minerals Tbk. PT	1,682,000	106,725
*	Bumi Resources Tbk. PT	1,597,100	24,628
*	Bumi Serpong Damai Tbk. PT	712,300	38,163
	Ciputra Development Tbk. PT	1,588,386	78,743
	Dharma Satya Nusantara Tbk. PT	494,300	40,579
	Elnusa Tbk. PT	1,110,000	45,651
*	Energi Mega Persada Tbk. PT	1,414,300	110,434
	Erajaya Swasembada Tbk. PT	1,768,000	41,819
	ESSA Industries Indonesia Tbk. PT	990,700	38,729
	Gajah Tunggal Tbk. PT	310,300	19,892
	Gudang Garam Tbk. PT	41,100	38,338
*	Harum Energy Tbk. PT	433,500	27,231
	Indah Kiat Pulp & Paper Tbk. PT	327,400	178,284
	Indika Energy Tbk. PT	277,800	53,053
	Indo Tambangraya Megah Tbk. PT	35,500	46,496
	Indocement Tunggal Prakarsa Tbk. PT	42,300	16,787
	Indofood CBP Sukses Makmur Tbk. PT	162,200	76,969
	Indofood Sukses Makmur Tbk. PT	628,200	255,106
	Indomobil Sukses Internasional Tbk. PT	319,500	20,025
	Japfa Comfeed Indonesia Tbk. PT	814,200	134,535
	Kawasan Industri Jababeka Tbk. PT	2,730,400	37,110
	Map Aktif Adiperkasa PT	380,000	15,937
	Medco Energi Internasional Tbk. PT	1,528,372	139,218

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Merdeka Battery Materials Tbk. PT	514,500	$21,477
	Mitra Adiperkasa Tbk. PT	704,400	49,802
*	MNC Tourism Indonesia Tbk. PT	12,976,900	144,786
	Pabrik Kertas Tjiwi Kimia Tbk. PT	90,500	39,687
	Pakuwon Jati Tbk. PT	2,336,700	50,124
*	Paninvest Tbk. PT	264,900	12,642
*	PP Persero Tbk. PT	558,300	11,806
	Puradelta Lestari Tbk. PT	1,465,600	12,226
	Salim Ivomas Pratama Tbk. PT	511,500	17,387
	Sampoerna Agro Tbk. PT	68,700	32,019
	Sarana Menara Nusantara Tbk. PT	637,400	19,860
	Semen Indonesia Persero Tbk. PT	337,447	49,476
	Steel Pipe Industry of Indonesia PT	497,300	13,328
	Summarecon Agung Tbk. PT	1,756,804	41,472
	Surya Citra Media Tbk. PT	1,942,800	28,965
	Surya Semesta Internusa Tbk. PT	851,700	79,635
	Tempo Scan Pacific Tbk. PT	117,300	18,875
	Timah Tbk. PT	437,900	84,622
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	55,530
	Triputra Agro Persada PT	743,600	66,342
	Tunas Baru Lampung Tbk. PT	438,185	17,115
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	123,800	11,109
	United Tractors Tbk. PT	196,100	305,496
*††	Waskita Karya Persero Tbk. PT	697,000	1,573
	XLSMART Telecom Sejahtera Tbk. PT	671,193	132,229
TOTAL INDONESIA			3,734,087
IRELAND — (1.2%)
	AIB Group PLC	372,778	4,166,961
	Bank of Ireland Group PLC	316,637	6,433,250
	Cairn Homes PLC	192,687	476,159
	FBD Holdings PLC (FBD ID)	9,012	172,381
		Shares	Value»
IRELAND — (Continued)
*Ω	Glenveagh Properties PLC	7,270	$16,856
*	Permanent TSB Group Holdings PLC	12,453	46,059
TOTAL IRELAND			11,311,666
ISRAEL — (1.2%)
*	Accel Solutions Group Ltd.	21,177	12,429
	Ackerstein Group Ltd.	9,863	25,086
	Afcon Holdings Ltd.	760	78,990
#	Africa Israel Residences Ltd.	912	85,426
#	Alrov Properties & Lodgings Ltd.	1,983	164,781
	Altshuler Shaham Finance Ltd.	10,297	20,740
	Ashtrom Group Ltd.	6,102	134,897
	AudioCodes Ltd. (AUDC US)	8,280	69,138
*	Avgol Industries 1953 Ltd.	17,326	7,257
	Ayalon Holdings Ltd.	568	17,188
#	Azorim-Investment Development & Construction Co. Ltd.	25,215	161,384
#	Carasso Motors Ltd.	6,480	77,699
#	Carasso Real Estate Ltd.	994	10,860
	Cellcom Israel Ltd. (CEL IT)	25,746	305,716
	Cellcom Israel Ltd. (CELJF US)	11,396	137,265
	Clal Insurance Enterprises Holdings Ltd.	21,193	1,541,305
	Delek Automotive Systems Ltd.	8,705	65,003
	Delta Galil Ltd.	2,465	134,054
	Diplomat Holdings Ltd.	576	9,686
#	Dor Alon Energy in Israel 1988 Ltd.	1,112	59,314
*	Doral Group Renewable Energy Resources Ltd.	5,291	74,017
#	Duniec Brothers Ltd.	260	22,720
	El Al Israel Airlines	36,162	204,504
*	Equital Ltd.	6,649	311,206
*	Fattal Holdings 1998 Ltd.	975	200,574
	Formula Systems 1985 Ltd. (FORTY IT)	621	99,108

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	229	$37,087
	Fox Wizel Ltd.	278	28,067
*	Gilat Satellite Networks Ltd.	10,051	194,810
#*	Hagag Group Real Estate Development	8,333	67,095
	Hamat Group Ltd.	5,206	28,637
	Harel Insurance Investments & Financial Services Ltd.	28,874	1,324,404
	IDI Insurance Co. Ltd.	999	78,464
#	Inrom Construction Industries Ltd.	11,808	76,874
	Israel Canada TR Ltd.	27,022	152,478
*	Israir Group Ltd.	37,360	19,975
	Isras Investment Co. Ltd.	419	132,549
	Issta Ltd.	2,925	104,465
*	Kamada Ltd. (KMDA US)	7,363	61,260
	Kardan Real Estate Enterprise & Development Ltd.	19,587	38,376
	Kenon Holdings Ltd.	3,347	238,688
#	Klil Industries Ltd.	356	22,512
	Kvutzat Acro Ltd.	5,300	73,978
	Land Development Nimrodi Group Ltd.	4,140	49,605
	Lapidoth Capital Ltd.	3,541	111,367
	M Yochananof & Sons Ltd.	641	76,364
	Mediterranean Towers Ltd.	24,745	122,982
*	Meshek Energy Renewable Energies Ltd.	71,740	248,330
	Meshulam Levinstein Contracting & Engineering Ltd.	258	52,028
#	Migdal Insurance & Financial Holdings Ltd.	161,691	867,573
	Naphtha Israel Petroleum Corp. Ltd.	1,591	13,794
	Neto Malinda Trading Ltd.	3,324	191,482
*	Neto ME Holdings Ltd.	169	14,548
*	Nexxen International Ltd.	7,145	78,807
		Shares	Value»
ISRAEL — (Continued)
#*	Nexxen International Ltd. NEXN US	2,814	$17,390
	Oil Refineries Ltd.	468,867	154,181
	Palram Industries 1990 Ltd.	1,933	35,289
	Partner Communications Co. Ltd.	8,292	100,758
	Paz Retail & Energy Ltd.	2,383	583,165
*	Perion Network Ltd.	2,691	23,315
	Plasson Industries Ltd.	1,011	56,010
	Polyram Plastic Industries Ltd.	4,429	14,790
#	Prashkovsky Investments & Construction Ltd.	2,213	111,727
*	Priortech Ltd.	617	51,541
#*	Rapac Communication & Infrastructure Ltd.	1,204	30,321
	Scope Metals Group Ltd.	2,448	144,671
#*	Shikun & Binui Ltd.	54,158	315,753
	Shufersal Ltd.	10,510	135,737
	Suny Cellular Communication Ltd.	38,993	20,444
Ω	Tamar Petroleum Ltd.	11,221	123,442
	Tiv Taam Holdings 1 Ltd.	4,452	16,014
#*	Veridis Environment Ltd.	8,348	96,398
	Villar International Ltd.	242	14,388
	YH Dimri Construction & Development Ltd.	544	69,068
TOTAL ISRAEL			10,651,348
ITALY — (3.8%)
	A2A SpA	431,852	1,302,810
*	Abitare In SpA	2,221	7,576
	ACEA SpA	11,629	324,127
	Ariston Holding NV	5,498	31,007
	Arnoldo Mondadori Editore SpA	25,955	65,611
	Ascopiave SpA	14,577	58,145
	Avio SpA	603	24,818
	Azimut Holding SpA	23,175	979,002
	Banca IFIS SpA	5,821	189,556
	Banca Mediolanum SpA	22,275	522,531
	Banca Monte dei Paschi di Siena SpA	164,780	1,709,394

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banco BPM SpA	394,306	$5,910,382
	Banco di Desio e della Brianza SpA	12,049	133,245
	BPER Banca SpA	476,868	6,715,935
	Brembo NV	12,046	144,905
	Buzzi SpA	28,433	1,618,434
*	Cairo Communication SpA	17,210	57,244
	Cementir Holding NV	12,612	283,580
*	CIR SpA-Compagnie Industriali	239,509	198,520
	Credito Emiliano SpA	26,852	493,891
	d'Amico International Shipping SA	11,577	81,771
	Danieli & C Officine Meccaniche SpA (DAN IM)	2,529	186,711
	Danieli & C Officine Meccaniche SpA (DANR IM)	9,553	492,853
	Datalogic SpA	3,990	19,659
	De' Longhi SpA	1,123	49,645
Ω	Enav SpA	22,442	129,525
	ERG SpA	4,267	113,562
	Esprinet SpA	4,513	33,214
#	Ferretti SpA	19,393	82,703
	Fila SpA	4,879	52,991
*	Fincantieri SpA	17,542	332,975
	FNM SpA	40,686	23,922
	Garofalo Health Care SpA	4,490	29,741
	Gefran SpA	2,084	26,853
#	GPI SpA	1,862	39,787
	Hera SpA	182,333	902,312
	IMMSI SpA	62,616	39,576
	Indel B SpA	373	8,798
	Industrie De Nora SpA	2,083	18,796
#Ω	Infrastrutture Wireless Italiane SpA	11,585	102,419
	Interpump Group SpA	4,420	256,426
	Italmobiliare SpA	1,545	51,016
	Iveco Group NV	53,448	1,195,553
	Leonardo SpA	16,188	1,081,789
#	MARR SpA	1,371	14,563
	MFE-MediaForEurope NV, Class A	33,510	123,136
	MFE-MediaForEurope NV (MFEA IM), Class A	53,594	199,922
#	MFE-MediaForEurope NV (MFEB IM), Class B	17,260	82,971
*	NewPrinces SpA	4,322	100,610
#Ω	Nexi SpA	2,447	10,447
	Orsero SpA	2,608	60,327
Ω	OVS SpA	54,182	306,255
#	Piaggio & C SpA	17,349	35,879
		Shares	Value»
ITALY — (Continued)
Ω	Pirelli & C SpA	91,793	$691,221
Ω	Poste Italiane SpA	28,348	746,634
	Rizzoli Corriere Della Sera Mediagroup SpA	42,643	49,281
	Sabaf SpA	2,439	39,933
*	Safilo Group SpA	23,535	59,655
#	Saipem SpA	129,592	478,616
	Snam SpA	119,199	819,217
	Sogefi SpA	9,662	36,803
*	Telecom Italia SpA (TIT IM)	1,965,955	1,333,572
*	Telecom Italia SpA (TITR IM)	1,059,301	841,112
	Tenaris SA (TEN IM)	1,944	43,182
#	Tenaris SA (TS US), ADR	23,793	1,054,030
*	Tesmec SpA	111,772	21,456
*	TREVI - Finanziaria Industriale SpA	37,587	31,194
	Unipol Assicurazioni SpA	52,669	1,173,031
	Webuild SpA	53,359	221,008
TOTAL ITALY			34,697,365
JAPAN — (15.3%)
	77 Bank Ltd.	15,900	873,220
	A&D HOLON Holdings Co. Ltd.	1,100	16,249
#	AD Works Group Co. Ltd.	20,400	58,469
	ADEKA Corp.	22,700	674,742
	AFC-HD AMS Life Science Co. Ltd.	1,800	10,288
	Ahresty Corp.	7,900	42,293
	Aichi Financial Group, Inc.	1,390	49,318
	Aichi Steel Corp.	800	15,930
	Aida Engineering Ltd.	7,400	57,323
	Ain Holdings, Inc.	1,800	75,168
	Air Water, Inc.	47,100	714,941
	Airport Facilities Co. Ltd.	9,300	59,060
	Aisan Industry Co. Ltd.	11,700	166,533
#*	Akebono Brake Industry Co. Ltd.	33,000	24,155
#	Alconix Corp.	7,600	133,361
	Alfresa Holdings Corp.	44,000	708,614
#	Alleanza Holdings Co. Ltd.	3,200	22,341
#	Alpen Co. Ltd.	5,100	71,571
	Alps Alpine Co. Ltd.	47,181	617,972
	Amada Co. Ltd.	12,008	153,830
	Amiyaki Tei Co. Ltd.	1,500	13,467
	Amvis Holdings, Inc.	7,500	23,146

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Anabuki Kosan, Inc.	1,200	$18,071
	Anest Iwata Corp.	8,600	91,955
	AOKI Holdings, Inc.	9,900	118,223
	Aoyama Trading Co. Ltd.	15,700	266,484
	Arakawa Chemical Industries Ltd.	3,100	26,371
	Arata Corp.	9,400	187,537
	ARCLANDS Corp.	8,600	106,487
	Arcs Co. Ltd.	9,400	211,183
	Artience Co. Ltd.	9,600	230,153
	Asahi Co. Ltd.	3,000	25,016
	Asahi Yukizai Corp.	3,600	125,783
#	Asia Pile Holdings Corp.	10,700	97,404
	ASKA Pharmaceutical Holdings Co. Ltd.	2,600	42,045
#	Astena Holdings Co. Ltd.	8,100	25,065
	Autobacs Seven Co. Ltd.	8,500	90,547
	Awa Bank Ltd.	6,300	211,851
	Axial Retailing, Inc.	7,500	56,320
	Axyz Co. Ltd.	800	21,983
	Bando Chemical Industries Ltd.	9,100	119,212
	Bank of Iwate Ltd.	1,156	45,720
	Bank of Nagoya Ltd.	10,100	320,033
	Bank of Saga Ltd.	3,301	98,257
	Bank of the Ryukyus Ltd.	10,400	148,389
	Belc Co. Ltd.	600	29,724
	Belluna Co. Ltd.	9,200	57,938
	Bourbon Corp.	3,000	52,765
#	Br Holdings Corp.	4,400	10,044
	Brother Industries Ltd.	25,700	523,961
#	Buffalo, Inc.	2,000	58,243
	Bunka Shutter Co. Ltd.	17,100	223,585
#	Carlit Co. Ltd.	5,500	80,735
	Cawachi Ltd.	4,800	96,204
	CCI Group, Inc.	60,000	359,881
	Central Glass Co. Ltd.	7,400	174,446
	Central Security Patrols Co. Ltd.	2,300	43,377
#	Chiba Kogyo Bank Ltd.	15,900	204,543
	Chino Corp.	5,200	47,302
	Chori Co. Ltd.	4,500	114,927
	Chubu Shiryo Co. Ltd.	7,421	86,812
	Chuetsu Pulp & Paper Co. Ltd.	3,600	46,950
	Chugin Financial Group, Inc.	40,000	724,010
	Chuo Gyorui Co. Ltd.	500	11,923
		Shares	Value»
JAPAN — (Continued)
	Citizen Watch Co. Ltd.	66,600	$588,624
	CKD Corp.	7,400	197,389
	CK-San-Etsu Co. Ltd.	1,300	35,958
#	CMK Corp.	13,300	47,104
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	844,286
	Cosmo Energy Holdings Co. Ltd.	37,200	1,115,521
	Cosmos Initia Co. Ltd.	2,400	18,225
	CTI Engineering Co. Ltd.	6,600	126,162
#*	CUC, Inc.	3,100	16,977
	Dai Nippon Toryo Co. Ltd.	2,400	21,393
	Daicel Corp.	58,200	549,419
	Dai-Dan Co. Ltd.	6,300	109,278
#	Daido Metal Co. Ltd.	8,900	59,209
	Daido Steel Co. Ltd.	35,200	452,173
	Daihatsu Infinearth Mfg Co. Ltd.	5,500	87,455
	Daiho Corp.	13,100	66,571
	Daiichi Jitsugyo Co. Ltd.	7,800	160,548
	Daiki Aluminium Industry Co. Ltd.	7,600	64,487
	Daikokutenbussan Co. Ltd.	1,000	32,834
#	Daikyonishikawa Corp.	13,400	71,039
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,700	104,222
	Daio Paper Corp.	17,100	107,309
	Daishi Hokuetsu Financial Group, Inc.	47,100	561,530
	Daishinku Corp.	3,100	11,809
	Daisue Construction Co. Ltd.	2,500	61,946
	Daito Pharmaceutical Co. Ltd.	10,200	88,053
	Daitron Co. Ltd.	5,800	95,083
	DCM Holdings Co. Ltd.	32,300	340,563
#	Denka Co. Ltd.	18,000	346,461
	DIC Corp.	19,700	482,155
	DKK-Toa Corp.	3,400	19,431
#	DKS Co. Ltd.	2,400	159,327
	Doutor Nichires Holdings Co. Ltd.	8,800	160,455
	Dowa Holdings Co. Ltd.	9,700	574,512

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	DyDo Group Holdings, Inc.	3,700	$59,049
#	Eagle Industry Co. Ltd.	9,400	188,278
	Ebara Foods Industry, Inc.	1,400	23,627
	Eco's Co. Ltd.	3,000	59,141
	EDION Corp.	25,600	350,423
	Ehime Bank Ltd.	401	4,411
	Endo Lighting Corp.	4,100	63,098
	Enomoto Co. Ltd.	2,300	36,210
#	Envipro Holdings, Inc.	3,600	20,002
#	ES-Con Japan Ltd.	11,300	87,249
	Eslead Corp.	2,900	126,879
	ESPEC Corp.	4,800	106,752
	Exedy Corp.	6,600	243,213
	EXEO Group, Inc.	19,600	327,011
	Ezaki Glico Co. Ltd.	8,700	312,512
	FALCO HOLDINGS Co. Ltd.	2,300	39,802
	Feed One Co. Ltd.	4,700	33,892
#	Ferrotec Corp.	10,900	416,745
	First Bank of Toyama Ltd.	14,600	210,300
	Foster Electric Co. Ltd.	5,860	105,204
	France Bed Holdings Co. Ltd.	7,200	61,985
	F-Tech, Inc.	5,800	29,611
	Fudo Tetra Corp.	4,400	85,468
	Fuji Co. Ltd.	2,700	36,796
	Fuji Corp. (6134 JP)	4,200	103,475
	Fuji Corp. Ltd.	7,200	38,442
#	Fuji Die Co. Ltd.	1,700	12,228
	Fuji Oil Co. Ltd.	4,901	128,296
	Fuji Pharma Co. Ltd.	2,700	33,367
	Fuji Seal International, Inc.	13,100	270,917
#	Fujibo Holdings, Inc.	2,800	155,963
	Fujikura Composites, Inc.	6,200	91,041
	Fujikura Ltd.	2,700	339,355
	Fujisash Co. Ltd.	1,650	9,932
#	Fujiya Co. Ltd.	3,200	53,002
	FuKoKu Co. Ltd.	3,700	48,080
	Fukuda Corp.	1,600	80,718
	Fukui Bank Ltd.	900	17,004
	Fukuoka Financial Group, Inc.	32,060	1,165,824
	Fukuyama Transporting Co. Ltd.	2,001	59,508
	Fumakilla Ltd.	1,200	8,989
	Furukawa Co. Ltd.	11,100	332,429
	Furukawa Electric Co. Ltd.	4,400	383,279
#	Furuno Electric Co. Ltd.	6,200	286,141
		Shares	Value»
JAPAN — (Continued)
#	Furuya Metal Co. Ltd.	3,200	$87,364
	Fuso Pharmaceutical Industries Ltd.	2,500	36,774
	Futaba Industrial Co. Ltd.	19,300	129,858
	Gakken Holdings Co. Ltd.	9,300	63,030
	Galilei Co. Ltd.	6,000	149,674
	Geo Holdings Corp.	6,900	81,282
#	Giken Ltd.	2,299	29,747
	GLOBERIDE, Inc.	5,000	71,114
	Glory Ltd.	12,075	314,527
	GLtechno Holdings, Inc.	4,490	94,535
	Godo Steel Ltd.	3,100	80,250
	Grandy House Corp.	4,100	16,667
	GS Yuasa Corp.	12,800	297,965
	GSI Creos Corp.	3,400	55,213
	G-Tekt Corp.	5,100	64,719
	Gunma Bank Ltd.	95,800	1,206,094
	Gunze Ltd.	9,700	281,968
	H.U. Group Holdings, Inc.	1,700	35,311
	H2O Retailing Corp.	27,900	382,059
	Hachijuni Nagano Bank Ltd.	100,412	1,254,484
	Hagiwara Electric Holdings Co. Ltd.	3,300	78,680
	Hagoromo Foods Corp.	500	10,965
	Hakuhodo DY Holdings, Inc.	26,200	195,766
#	Hakuto Co. Ltd.	900	24,163
	Halows Co. Ltd.	1,000	29,409
	Hamakyorex Co. Ltd.	18,000	213,512
	Handsman Co. Ltd.	1,900	10,039
	Hankyu Hanshin Holdings, Inc.	17,500	488,653
	Hanwa Co. Ltd.	11,300	574,652
	Harima Chemicals Group, Inc.	4,400	28,007
	Haseko Corp.	16,700	342,289
	Heiwa Corp.	1,200	15,719
	Heiwa Real Estate Co. Ltd.	2,200	32,193
	Heiwado Co. Ltd.	4,687	89,314
*	Hino Motors Ltd.	48,300	130,010
	Hirata Corp.	2,401	39,897
	Hirogin Holdings, Inc.	77,919	882,503
	Hochiki Corp.	3,900	124,735
	Hodogaya Chemical Co. Ltd.	4,200	62,021
	Hogy Medical Co. Ltd.	600	25,965
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	46,295
	Hokkan Holdings Ltd.	3,400	51,358

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokko Chemical Industry Co. Ltd.	5,700	$64,589
#	Hokuetsu Corp.	37,800	222,185
	Hokuhoku Financial Group, Inc.	44,000	1,512,229
	Hokuriku Electric Industry Co. Ltd.	2,500	48,910
	Hokuto Corp.	2,869	36,785
	H-One Co. Ltd.	8,500	79,622
	Honeys Holdings Co. Ltd.	4,700	44,778
	Hoosiers Holdings Co. Ltd.	9,300	79,787
	Hosokawa Micron Corp.	3,700	146,764
	House Foods Group, Inc.	9,500	184,008
	Howa Machinery Ltd.	4,600	41,100
	Hyakugo Bank Ltd.	54,000	491,089
	Hyakujushi Bank Ltd.	6,600	356,882
	Ibiden Co. Ltd.	11,800	622,034
	Ichiken Co. Ltd.	1,200	38,734
	Ichikoh Industries Ltd.	9,600	31,943
	Ichinen Holdings Co. Ltd.	6,400	87,367
#	Ichiyoshi Securities Co. Ltd.	4,059	31,636
#	IDEA Consultants, Inc.	1,600	42,614
	Idec Corp.	1,100	20,502
	Iida Group Holdings Co. Ltd.	35,900	592,913
	Iino Kaiun Kaisha Ltd.	25,600	259,763
	Imura & Co. Ltd.	2,800	17,524
	Inaba Denki Sangyo Co. Ltd.	25,200	419,738
	Inaba Seisakusho Co. Ltd.	2,600	26,875
	Inabata & Co. Ltd.	14,900	377,127
	INFRONEER Holdings, Inc.	56,352	844,017
	Innotech Corp.	1,200	16,458
#	Inui Global Logistics Co. Ltd.	1,500	12,573
	Iriso Electronics Co. Ltd.	4,963	107,184
	Ishihara Chemical Co. Ltd.	1,000	14,976
	Ishihara Sangyo Kaisha Ltd.	12,100	229,728
	Ishizuka Glass Co. Ltd.	800	19,000
	Itochu Enex Co. Ltd.	14,100	174,686
	Itochu-Shokuhin Co. Ltd.	900	64,290
	Itoham Yonekyu Holdings, Inc.	5,840	227,359
		Shares	Value»
JAPAN — (Continued)
#	Itoki Corp.	7,700	$129,871
	IwaiCosmo Holdings, Inc.	6,600	148,531
	Iwatani Corp.	42,000	498,162
	Iyogin Holdings, Inc.	78,300	1,457,551
#	J Front Retailing Co. Ltd.	33,813	493,639
	JANOME Corp.	6,900	53,535
	Japan Aviation Electronics Industry Ltd.	3,100	48,432
	Japan Electronic Materials Corp.	4,200	129,567
	Japan Medical Dynamic Marketing, Inc.	3,799	11,956
	Japan Pulp & Paper Co. Ltd.	32,500	202,543
	Japan Securities Finance Co. Ltd.	17,100	235,212
	Japan Steel Works Ltd.	500	27,676
	Japan Transcity Corp.	10,000	78,979
	Japan Wool Textile Co. Ltd.	14,100	169,922
	JINUSHI Co. Ltd.	2,900	59,450
	JK Holdings Co. Ltd.	5,500	50,989
	J-Oil Mills, Inc.	4,100	53,871
	Joshin Denki Co. Ltd.	2,590	46,003
	Joyful Honda Co. Ltd.	14,200	195,324
	JSP Corp.	4,300	67,824
	JTEKT Corp.	42,425	500,948
	Juki Corp.	4,100	14,251
	Juroku Financial Group, Inc.	8,100	430,717
	JVCKenwood Corp.	18,600	151,179
	Kadoya Sesame Mills, Inc.	1,100	28,496
	Kaga Electronics Co. Ltd.	9,800	246,117
	Kameda Seika Co. Ltd.	200	5,043
	Kamei Corp.	7,600	151,751
	Kamigumi Co. Ltd.	13,100	458,445
	Kanaden Corp.	6,000	82,746
	Kanadevia Corp.	39,600	261,467
	Kanagawa Chuo Kotsu Co. Ltd.	1,500	35,622
	Kanamoto Co. Ltd.	7,969	192,204
	Kandenko Co. Ltd.	9,200	331,222
	Kaneka Corp.	11,900	360,854
	Kanematsu Corp.	45,800	601,568
	Kanemi Co. Ltd.	1,200	27,336
#	Kanto Denka Kogyo Co. Ltd.	12,700	106,264
	Kato Sangyo Co. Ltd.	6,100	256,755
	Kawada Technologies, Inc.	4,400	133,249

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KEIWA, Inc.	3,000	$25,756
	Keiyo Bank Ltd.	30,000	360,453
	Kenko Mayonnaise Co. Ltd.	3,934	51,003
	KH Neochem Co. Ltd.	4,800	78,953
#	Kibun Foods, Inc.	1,800	12,814
	Kimura Chemical Plants Co. Ltd.	5,800	47,392
	Kimura Unity Co. Ltd.	9,800	57,965
	Ki-Star Real Estate Co. Ltd.	2,600	106,352
	Kitagawa Corp.	2,400	27,480
	Kita-Nippon Bank Ltd.	2,200	66,840
	Kitoku Shinryo Co. Ltd.	600	9,936
	Kitz Corp.	17,700	231,013
	Kiyo Bank Ltd.	18,800	459,129
*	KNT-CT Holdings Co. Ltd.	2,200	24,848
	Koa Corp.	3,700	37,285
	Koa Shoji Holdings Co. Ltd.	2,900	15,747
	Koatsu Gas Kogyo Co. Ltd.	9,700	70,406
	Kobe Steel Ltd.	66,700	960,134
	Kohnan Shoji Co. Ltd.	7,000	176,168
#	Kohsoku Corp.	600	11,665
	Koito Manufacturing Co. Ltd.	3,300	51,662
#	Kojima Co. Ltd.	13,300	107,463
	Kokuyo Co. Ltd.	27,800	162,879
#	Komehyo Holdings Co. Ltd.	1,400	30,222
	Komeri Co. Ltd.	7,400	157,907
	Kondotec, Inc.	5,400	52,076
	Konica Minolta, Inc.	103,400	452,607
	Konishi Co. Ltd.	16,600	140,033
	Konoike Transport Co. Ltd.	9,000	193,707
#	Kosaido Holdings Co. Ltd.	8,300	26,789
	KPP Group Holdings Co. Ltd.	12,100	69,156
	Kraftia Corp.	1,200	62,582
	Krosaki Harima Corp.	2,300	62,406
	KRS Corp.	3,600	69,535
	K's Holdings Corp.	28,800	299,517
	KU Holdings Co. Ltd.	3,700	30,121
#	Kumagai Gumi Co. Ltd.	34,824	390,834
#	Kumiai Chemical Industry Co. Ltd.	7,400	33,665
	Kurabo Industries Ltd.	4,600	270,239
	Kuraray Co. Ltd.	93,700	1,011,539
	Kureha Corp.	13,200	374,870
	Kurimoto Ltd.	16,000	177,687
	Kuriyama Holdings Corp.	5,000	54,986
		Shares	Value»
JAPAN — (Continued)
	KYB Corp.	12,400	$352,292
	Kyodo Printing Co. Ltd.	7,600	80,446
	Kyoei Steel Ltd.	5,045	81,313
	Kyokuto Boeki Kaisha Ltd.	4,800	59,454
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	222,152
	Kyokuyo Co. Ltd.	2,800	93,215
	Kyorin Pharmaceutical Co. Ltd.	8,300	87,113
	Kyosan Electric Manufacturing Co. Ltd.	12,300	53,523
	Kyushu Financial Group, Inc.	79,500	595,921
#	Lacto Japan Co. Ltd.	2,600	59,209
#	LEC, Inc.	7,500	49,940
	Life Corp.	9,400	155,142
	Lintec Corp.	10,100	311,612
	Lixil Corp.	72,900	836,289
#	Look Holdings, Inc.	1,800	28,730
	Mabuchi Motor Co. Ltd.	37,800	355,089
	Macnica Holdings, Inc.	8,200	140,594
#	Maezawa Industries, Inc.	3,900	52,960
	Makino Milling Machine Co. Ltd.	6,900	508,509
	Mandom Corp.	10,593	217,157
	Marubun Corp.	5,500	48,757
	Marudai Food Co. Ltd.	5,400	80,080
	Maruha Nichiro Corp.	40,200	362,061
	Maruyama Manufacturing Co., Inc.	1,100	16,924
	Maruzen CHI Holdings Co. Ltd.	3,000	6,478
	Maruzen Showa Unyu Co. Ltd.	3,700	201,285
	Marvelous, Inc.	3,700	11,486
#	Matsuda Sangyo Co. Ltd.	4,300	170,814
	Matsuoka Corp.	1,100	18,008
	Maxell Ltd.	9,900	142,421
	Maxvalu Tokai Co. Ltd.	2,200	53,299
#	Mazda Motor Corp.	50,400	387,846
	Mebuki Financial Group, Inc.	163,600	1,234,230
	Media Do Co. Ltd.	2,000	21,215
	Medical System Network Co. Ltd.	10,600	35,675
	Medipal Holdings Corp.	43,700	792,034

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Megmilk Snow Brand Co. Ltd.	12,000	$261,347
	Meidensha Corp.	5,700	223,385
	Meiji Electric Industries Co. Ltd.	3,800	57,924
	MEIJI Holdings Co. Ltd.	26,100	612,359
	Meiji Shipping Group Co. Ltd.	4,300	19,930
	Meiko Electronics Co. Ltd.	1,900	155,820
	Meiwa Estate Co. Ltd.	4,900	36,189
#	Menicon Co. Ltd.	10,685	112,051
	Mie Kotsu Group Holdings, Inc.	16,800	60,184
	MIMAKI ENGINEERING Co. Ltd.	700	8,004
	Mirait One Corp.	23,310	559,343
	Mirarth Holdings, Inc.	22,700	57,949
#	Mitsuba Corp.	15,300	129,297
	Mitsubishi Gas Chemical Co., Inc.	40,800	809,378
	Mitsubishi Logisnext Co. Ltd.	3,800	38,477
	Mitsubishi Logistics Corp.	69,500	593,666
	Mitsubishi Materials Corp.	27,842	800,850
	Mitsubishi Motors Corp.	142,100	349,328
	Mitsubishi Paper Mills Ltd.	9,464	40,860
#	Mitsubishi Pencil Co. Ltd.	3,100	45,986
	Mitsubishi Research Institute, Inc.	2,400	75,376
#	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	25,525
	Mitsui Chemicals, Inc.	64,200	938,031
	Mitsui DM Sugar Co. Ltd.	5,495	119,445
	Mitsui E&S Co. Ltd.	14,000	622,147
	Mitsui High-Tec, Inc.	6,400	30,947
	Mitsui Kinzoku Co. Ltd.	4,816	628,531
	Mitsui-Soko Holdings Co. Ltd.	7,200	168,416
	Mitsuuroko Group Holdings Co. Ltd.	5,200	73,145
#	Miyazaki Bank Ltd.	3,100	156,256
	Mizuno Corp.	8,700	180,249
	Morinaga Milk Industry Co. Ltd.	19,900	513,896
	Moriroku Co. Ltd.	2,601	40,866
		Shares	Value»
JAPAN — (Continued)
	Morita Holdings Corp.	8,400	$152,377
	Mory Industries, Inc.	9,000	58,376
	MrMax Holdings Ltd.	8,500	43,213
#	Mugen Estate Co. Ltd.	2,800	37,800
	Musashi Seimitsu Industry Co. Ltd.	7,700	136,272
	Musashino Bank Ltd.	7,400	264,097
	Nabtesco Corp.	1,200	32,517
#	NAC Co. Ltd.	6,000	21,058
	Nachi-Fujikoshi Corp.	2,587	81,898
	Nagano Keiki Co. Ltd.	1,500	25,842
	Nagase & Co. Ltd.	28,200	732,936
	Naigai Tec Corp.	900	14,140
	Nakamoto Packs Co. Ltd.	800	10,265
#	Nakamuraya Co. Ltd.	1,100	21,720
	Nakayama Steel Works Ltd.	6,000	24,426
	Nanto Bank Ltd.	7,400	319,375
	Nanyo Corp.	2,600	25,198
#	Natori Co. Ltd.	2,300	28,023
	NGK Insulators Ltd.	59,400	1,423,104
	NH Foods Ltd.	9,300	422,234
	NHK Spring Co. Ltd.	54,544	991,266
	Nicca Chemical Co. Ltd.	1,800	18,783
	Nice Corp.	2,600	32,637
	Nichiban Co. Ltd.	3,400	43,171
	Nichicon Corp.	13,400	146,646
	Nichiden Corp.	2,600	42,464
	Nichimo Co. Ltd.	1,600	26,072
	Nichirin Co. Ltd.	3,750	89,126
	Nihon Denkei Co. Ltd.	2,100	32,043
	Nihon Nohyaku Co. Ltd.	13,700	89,941
	Nihon Yamamura Glass Co. Ltd.	1,100	21,970
	Nikkiso Co. Ltd.	11,500	132,657
#	Nikkon Holdings Co. Ltd.	24,600	583,156
	Nikon Corp.	47,400	596,608
	Nippi, Inc.	900	81,727
	Nippn Corp.	14,900	254,350
	Nippon Carbide Industries Co., Inc.	2,300	40,406
	Nippon Chemical Industrial Co. Ltd.	2,900	61,351
*	Nippon Chemi-Con Corp.	2,100	20,386
	Nippon Denko Co. Ltd.	34,300	85,284
	Nippon Dry-Chemical Co. Ltd.	1,400	97,287
	Nippon Electric Glass Co. Ltd.	14,200	617,558

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Express Holdings, Inc.	32,700	$742,768
	Nippon Kayaku Co. Ltd.	27,900	324,244
	Nippon Light Metal Holdings Co. Ltd.	6,403	112,963
	Nippon Paper Industries Co. Ltd.	31,400	238,435
	Nippon Rietec Co. Ltd.	3,460	49,895
	Nippon Seisen Co. Ltd.	3,500	28,410
*	Nippon Sheet Glass Co. Ltd.	24,000	106,631
	Nippon Shinyaku Co. Ltd.	9,400	313,771
	Nippon Shokubai Co. Ltd.	28,200	406,158
	Nippon Soda Co. Ltd.	13,200	315,021
	Nippon Thompson Co. Ltd.	7,700	45,792
	Nippon Yakin Kogyo Co. Ltd.	4,300	133,096
	Nipro Corp.	37,500	344,612
	Nishi-Nippon Financial Holdings, Inc.	29,200	707,254
	Nishio Holdings Co. Ltd.	5,400	167,753
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	50,833
	Nissha Co. Ltd.	5,786	46,780
	Nisshin Oillio Group Ltd.	7,900	288,435
	Nisshin Seifun Group, Inc.	14,800	187,941
	Nisshinbo Holdings, Inc.	33,453	310,164
#	Nisso Holdings Co. Ltd.	2,700	12,090
	Nissui Corp.	80,200	676,090
	Nitta Gelatin, Inc.	3,800	30,920
	Nitto Fuji Flour Milling Co. Ltd.	800	36,129
	Nitto Kogyo Corp.	4,500	120,387
	Nitto Seiko Co. Ltd.	12,100	56,447
	Nittoku Co. Ltd.	2,801	42,479
	Nojima Corp.	37,500	261,662
	Nomura Real Estate Holdings, Inc.	68,000	451,876
	Noritake Co. Ltd.	5,400	214,527
	Noritz Corp.	5,300	70,863
	North Pacific Bank Ltd.	82,400	492,266
#	NS Tool Co. Ltd.	2,500	13,574
#	NS United Kaiun Kaisha Ltd.	3,800	169,527
	NSK Ltd.	36,811	256,004
		Shares	Value»
JAPAN — (Continued)
	NSW, Inc.	2,600	$41,565
	NTN Corp.	86,100	206,359
	Obara Group, Inc.	2,900	70,844
	Ochi Holdings Co. Ltd.	900	8,610
	Oenon Holdings, Inc.	3,200	9,228
#	Ogaki Kyoritsu Bank Ltd.	5,700	208,181
	Oiles Corp.	5,700	89,664
	Oita Bank Ltd.	3,300	175,089
	Oji Holdings Corp.	246,400	1,459,542
	Okabe Co. Ltd.	13,000	80,212
#	Okada Aiyon Corp.	300	4,543
	Okamoto Industries, Inc.	2,600	92,582
	Okamoto Machine Tool Works Ltd.	1,300	40,805
	Okamura Corp.	13,900	213,338
	Okasan Securities Group, Inc.	37,900	217,035
	Oki Electric Industry Co. Ltd.	14,500	191,328
	Okinawa Financial Group, Inc.	4,780	162,830
	OKUMA Corp.	8,700	215,924
	Okumura Corp.	8,700	362,323
	Okura Industrial Co. Ltd.	2,800	86,333
	Okuwa Co. Ltd.	10,582	59,558
	Olba Healthcare Holdings, Inc.	1,600	21,892
	Ono Pharmaceutical Co. Ltd.	23,100	344,152
	Onoken Co. Ltd.	3,700	34,087
	Onward Holdings Co. Ltd.	37,900	179,739
	Optimus Group Co. Ltd.	4,000	9,169
	Oriental Consultants Holdings Co. Ltd.	1,000	21,175
	Oriental Shiraishi Corp.	32,000	84,971
#	Osaka Organic Chemical Industry Ltd.	1,000	26,304
	Osaki Electric Co. Ltd.	8,300	66,694
#	OSG Corp.	16,700	282,007
	OUG Holdings, Inc.	1,100	28,312
	Pacific Industrial Co. Ltd.	10,400	202,768
	Pack Corp.	3,300	27,674
	PALTAC Corp.	6,300	197,153
	Paraca, Inc.	1,600	20,962
	Penta-Ocean Construction Co. Ltd.	37,400	392,520

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PHC Holdings Corp.	6,000	$42,111
#	Pickles Holdings Co. Ltd.	4,900	39,664
	PILLAR Corp.	2,600	108,568
	Press Kogyo Co. Ltd.	25,900	146,383
	Prima Meat Packers Ltd.	2,100	37,513
	PS Construction Co. Ltd.	3,450	67,789
	QB Net Holdings Co. Ltd.	3,000	26,954
	Qol Holdings Co. Ltd.	6,200	85,137
	Raiznext Corp.	8,600	140,251
#	Rasa Corp.	1,900	25,177
#	Rasa Industries Ltd.	2,000	94,640
	Rengo Co. Ltd.	36,900	316,113
#*	RENOVA, Inc.	14,500	64,843
	Resonac Holdings Corp.	21,400	1,242,804
	Restar Corp.	4,500	85,658
	Retail Partners Co. Ltd.	4,500	39,306
	Rheon Automatic Machinery Co. Ltd.	4,400	43,795
	Ricoh Co. Ltd.	97,200	860,089
	Riken Technos Corp.	11,500	123,960
	Riken Vitamin Co. Ltd.	5,400	108,570
	Rinnai Corp.	1,500	39,398
	Rion Co. Ltd.	2,100	37,276
	Rix Corp.	600	14,362
	Rokko Butter Co. Ltd.	1,300	9,988
	Ryobi Ltd.	7,900	139,088
	RYODEN Corp.	4,700	112,039
#	Ryoyo Ryosan Holdings, Inc.	3,548	71,505
	S Foods, Inc.	300	5,909
	S&B Foods, Inc.	5,000	141,233
#	Sac's Bar Holdings, Inc.	7,900	41,594
	Sakai Chemical Industry Co. Ltd.	5,400	116,213
	Sakai Heavy Industries Ltd.	900	12,787
	Sakai Moving Service Co. Ltd.	2,000	37,752
	Sakata INX Corp.	10,570	162,092
	Sakata Seed Corp.	4,800	126,255
	Sala Corp.	18,200	130,523
	San Holdings, Inc.	6,600	63,380
	San ju San Financial Group, Inc.	4,300	139,503
	San-A Co. Ltd.	8,800	167,760
	San-Ai Obbli Co. Ltd.	16,400	233,065
	San-In Godo Bank Ltd.	35,400	362,119
*	Sanken Electric Co. Ltd.	900	42,422
		Shares	Value»
JAPAN — (Continued)
#	Sanki Engineering Co. Ltd.	4,000	$172,321
	Sanko Gosei Ltd.	13,300	82,870
	Sanko Metal Industrial Co. Ltd.	5,000	46,589
	Sankyo Frontier Co. Ltd.	2,800	38,513
	Sankyu, Inc.	4,400	262,132
#	Sanoh Industrial Co. Ltd.	3,700	20,427
	Sansei Technologies, Inc.	4,600	72,284
#	Sanyo Chemical Industries Ltd.	2,800	100,032
	Sanyo Denki Co. Ltd.	8,100	217,790
	Sanyo Trading Co. Ltd.	6,600	67,829
	Sato Corp.	6,500	97,527
	Sato Shoji Corp.	5,000	76,144
#	Satori Electric Co. Ltd.	4,200	51,071
	Satudora Holdings Co. Ltd.	1,800	10,044
	Sawai Group Holdings Co. Ltd.	28,200	432,553
	SBS Holdings, Inc.	3,100	77,280
	Scroll Corp.	8,200	69,131
	Seika Corp.	7,800	117,344
	Seiko Epson Corp.	54,300	698,716
	Seiko Group Corp.	8,200	409,630
	Seino Holdings Co. Ltd.	23,400	364,278
	Seiren Co. Ltd.	1,500	30,697
*	Sekisui Kasei Co. Ltd.	11,200	30,606
	SEMITEC Corp.	1,700	26,446
	Senko Group Holdings Co. Ltd.	23,700	295,216
	Senshu Ikeda Holdings, Inc.	55,800	295,387
	Shibaura Machine Co. Ltd.	3,500	96,357
	Shibusawa Logistics Corp.	12,400	104,220
	Shibuya Corp.	2,500	56,932
	Shiga Bank Ltd.	8,700	444,944
	Shikibo Ltd.	1,700	11,871
	Shikoku Bank Ltd.	8,100	106,768
	Shimadaya Corp.	2,000	23,142
	Shimizu Corp.	900	15,983
	Shimojima Co. Ltd.	5,000	44,783
	Shin Nippon Air Technologies Co. Ltd.	3,400	72,290
	Shinagawa Refra Co. Ltd.	8,500	117,979

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Polymer Co. Ltd.	11,300	$147,608
	Shinmaywa Industries Ltd.	14,600	206,298
	Shinsho Corp.	4,500	77,376
	Shinwa Co. Ltd. (7607 JP)	3,600	72,870
	Shizuoka Financial Group, Inc.	5,900	96,382
	Shizuoka Gas Co. Ltd.	1,700	13,456
	Showa Sangyo Co. Ltd.	600	12,223
	Showa Shinku Co. Ltd.	700	7,213
	Siix Corp.	10,100	82,556
	Sinanen Holdings Co. Ltd.	2,300	94,828
	Sinfonia Technology Co. Ltd.	2,300	155,655
	SKY Perfect JSAT Holdings, Inc.	50,900	735,753
	Soda Nikka Co. Ltd.	6,400	48,438
	Sojitz Corp.	28,600	1,042,908
	Soken Chemical & Engineering Co. Ltd.	5,600	102,151
	SPK Corp.	3,200	48,054
	Star Mica Holdings Co. Ltd.	7,500	70,814
	Starts Corp., Inc.	8,200	260,145
	Starzen Co. Ltd.	14,700	125,572
#	Stella Chemifa Corp.	2,500	85,902
	Step Co. Ltd.	1,700	26,919
	Sugimoto & Co. Ltd.	2,400	22,040
	SUMCO Corp.	63,272	660,560
	Sumida Corp.	4,001	30,635
	Sumitomo Bakelite Co. Ltd.	4,400	154,968
	Sumitomo Forestry Co. Ltd.	9,600	104,086
	Sumitomo Heavy Industries Ltd.	19,249	599,310
	Sumitomo Osaka Cement Co. Ltd.	9,475	255,378
*	Sumitomo Pharma Co. Ltd.	9,300	138,393
	Sumitomo Rubber Industries Ltd.	48,554	782,510
	Sumitomo Seika Chemicals Co. Ltd.	2,400	83,209
	Sun Frontier Fudousan Co. Ltd.	9,500	150,691
	Suncall Corp.	1,000	6,191
	Sun-Wa Technos Corp.	3,300	64,101
	Suruga Bank Ltd.	53,500	671,958
		Shares	Value»
JAPAN — (Continued)
	Suzuken Co. Ltd.	17,500	$705,419
	Suzuki Co. Ltd.	4,300	69,505
	SWCC Corp.	200	14,906
	T Hasegawa Co. Ltd.	8,400	154,529
	T RAD Co. Ltd.	2,300	127,014
	Tachibana Eletech Co. Ltd.	4,500	88,617
	Tachi-S Co. Ltd.	8,200	111,777
	Tadano Ltd.	18,300	135,245
	Taihei Dengyo Kaisha Ltd.	12,000	173,352
	Taiheiyo Cement Corp.	29,400	807,893
	Taiheiyo Kouhatsu, Inc.	1,500	8,801
	Taiho Kogyo Co. Ltd.	6,400	35,071
	Taikisha Ltd.	14,000	312,747
	Taiko Bank Ltd.	600	9,208
	Taiyo Yuden Co. Ltd.	21,369	451,858
	Takamatsu Construction Group Co. Ltd.	4,700	116,267
	Takaoka Toko Co. Ltd.	3,700	110,607
	Takara & Co. Ltd.	700	19,208
	Takara Holdings, Inc.	26,100	269,568
	Takara Standard Co. Ltd.	7,800	148,938
	Takasago International Corp.	21,500	209,944
	Takashima & Co. Ltd.	12,000	70,270
	Takashimaya Co. Ltd.	62,200	777,467
	Take & Give Needs Co. Ltd.	2,200	11,330
	TAKEBISHI Corp.	2,800	41,399
	Taki Chemical Co. Ltd.	1,000	25,412
	Tamura Corp.	15,901	65,538
	Tanabe Engineering Corp.	1,300	23,478
	Tayca Corp.	3,125	28,163
	Tekken Corp.	2,300	72,433
	Tera Probe, Inc.	1,100	52,263
	Terasaki Electric Co. Ltd.	900	25,775
#	Tess Holdings Co. Ltd.	10,500	25,013
	Toa Corp. (1885 JP)	17,200	349,782
	TOA ROAD Corp.	11,400	128,507
	Toagosei Co. Ltd.	14,300	162,541
	TOBISHIMA HOLDINGS, Inc.	3,740	58,770
	Tochigi Bank Ltd.	24,700	133,992
	Toda Corp.	39,400	343,912
	Toenec Corp.	13,000	172,218
	Togami Electric Manufacturing Co. Ltd.	700	21,187

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Acetylene Co. Ltd.	6,000	$14,229
	Toho Bank Ltd.	53,600	208,739
	Toho Co. Ltd. (8142 JP)	3,000	24,826
#	Toho Holdings Co. Ltd.	4,400	131,543
	Tohoku Bank Ltd.	4,728	46,695
	Tokai Carbon Co. Ltd.	16,800	116,245
	Tokai Corp.	2,268	36,152
	Tokai Rika Co. Ltd.	13,500	273,626
	Tokai Tokyo Financial Holdings, Inc.	29,876	143,138
	Tokushu Tokai Paper Co. Ltd.	6,900	73,695
#	Tokuyama Corp.	16,000	418,308
	Tokyo Energy & Systems, Inc.	3,090	36,745
	Tokyo Kiraboshi Financial Group, Inc.	8,300	541,903
	Tokyo Rope Manufacturing Co. Ltd.	4,600	49,906
#	Tokyo Sangyo Co. Ltd.	4,000	24,717
	Tokyo Steel Manufacturing Co. Ltd.	9,200	89,826
	Tokyo Tatemono Co. Ltd.	43,000	1,011,886
#	Tokyo Tekko Co. Ltd.	700	27,893
	Tokyu Construction Co. Ltd.	8,800	72,716
	Tokyu Fudosan Holdings Corp.	103,300	956,508
	Toli Corp.	12,400	61,126
	Tomoe Engineering Co. Ltd.	6,900	86,161
	Tomoku Co. Ltd.	3,200	71,737
	TOMONY Holdings, Inc.	39,500	223,550
	Topre Corp.	9,601	156,404
	Topy Industries Ltd.	1,800	36,481
	Torex Semiconductor Ltd.	5,099	48,612
	Torishima Pump Manufacturing Co. Ltd.	3,700	51,744
	Tosei Corp.	18,400	187,450
	Tosho Co. Ltd.	4,000	19,349
	Tosoh Corp.	61,200	998,821
	Totetsu Kogyo Co. Ltd.	5,700	171,625
	TOTO Ltd.	13,800	433,719
#	Towa Bank Ltd.	11,200	83,580
		Shares	Value»
JAPAN — (Continued)
	Towa Pharmaceutical Co. Ltd.	8,500	$197,970
	Toyo Corp.	1,200	13,892
	Toyo Kanetsu KK	3,332	57,368
	Toyo Seikan Group Holdings Ltd.	38,700	970,977
#	Toyo Tanso Co. Ltd.	2,200	76,866
	Toyo Tire Corp.	30,000	808,492
	Toyobo Co. Ltd.	30,923	265,377
	Toyoda Gosei Co. Ltd.	16,500	448,270
	Toyota Boshoku Corp.	19,600	329,122
	TRE Holdings Corp.	12,600	139,826
	Trusco Nakayama Corp.	10,600	167,528
	Tsubakimoto Chain Co.	21,500	329,807
	Tsubakimoto Kogyo Co. Ltd.	3,000	55,445
	Tsugami Corp.	12,900	268,311
	Tsukishima Holdings Co. Ltd.	5,300	101,830
#	Tsukuba Bank Ltd.	25,000	82,670
	Tsumura & Co.	6,400	169,183
	UACJ Corp.	43,200	683,749
	UBE Corp.	20,400	352,783
	Uchida Yoko Co. Ltd.	9,000	120,983
	Ueki Corp.	1,000	18,523
	Ulvac, Inc.	5,000	268,461
	Union Tool Co.	600	39,961
	Unipres Corp.	9,700	85,795
#	UNISOL Holdings Corp.	2,338	34,537
	United Super Markets Holdings, Inc.	15,557	93,767
	Ushio, Inc.	20,200	363,128
	V Technology Co. Ltd.	3,300	66,574
	Valor Holdings Co. Ltd.	16,000	362,249
	Valqua Ltd.	2,487	70,535
	Vital KSK Holdings, Inc.	6,600	59,927
	VT Holdings Co. Ltd.	24,900	87,528
	Wacoal Holdings Corp.	4,000	112,783
	Wakachiku Construction Co. Ltd.	3,700	110,080
	Wakita & Co. Ltd.	12,600	164,190
	Warabeya Nichiyo Holdings Co. Ltd.	2,300	51,201
	Watahan & Co. Ltd.	2,400	21,987
	Wellneo Sugar Co. Ltd.	800	14,795
	World Co. Ltd.	7,600	154,227

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	World Holdings Co. Ltd.	2,400	$39,287
	Xebio Holdings Co. Ltd.	5,820	40,530
	Yahagi Construction Co. Ltd.	7,300	109,571
#	Yakult Honsha Co. Ltd.	10,400	168,061
	YAKUODO Holdings Co. Ltd.	2,000	25,939
	YAMABIKO Corp.	9,400	195,689
	Yamada Holdings Co. Ltd.	87,400	306,403
#	Yamae Group Holdings Co. Ltd.	5,000	90,455
	Yamaguchi Financial Group, Inc.	46,028	733,177
	Yamaichi Electronics Co. Ltd.	5,600	212,825
	Yamanashi Chuo Bank Ltd.	7,900	242,445
	Yamatane Corp.	4,600	67,256
	Yamato Holdings Co. Ltd.	2,400	31,379
	Yamaya Corp.	1,800	25,904
	Yamazen Corp.	12,360	114,000
#	Yashima Denki Co. Ltd.	2,600	51,663
	Yellow Hat Ltd.	19,200	209,620
	Yokogawa Bridge Holdings Corp.	9,000	181,143
	Yokohama Rubber Co. Ltd.	39,300	1,551,182
#	Yokorei Co. Ltd.	8,800	72,264
	Yokowo Co. Ltd.	3,099	44,141
	Yondenko Corp.	9,000	97,522
	Yondoshi Holdings, Inc.	1,600	18,849
#	Yorozu Corp.	5,700	37,543
	Yotai Refractories Co. Ltd.	400	4,708
	Yuasa Trading Co. Ltd.	4,900	179,587
	Yurtec Corp.	11,800	207,469
	Zacros Corp.	18,800	141,552
	Zenrin Co. Ltd.	7,800	52,905
	Zeon Corp.	28,500	348,265
	ZERIA Pharmaceutical Co. Ltd.	3,300	43,825
	Zojirushi Corp.	2,000	19,993
TOTAL JAPAN			139,797,999
KUWAIT — (0.1%)
	A'ayan Leasing & Investment Co. KSCP	146,389	99,661
		Shares	Value»
KUWAIT — (Continued)
	Al Ahli Bank of Kuwait KSCP	65,247	$62,793
††	Al-Eid Food KSC	16,383	8,642
	Burgan Bank SAK	162,253	105,288
	Combined Group Contracting Co. SAK	8,633	27,768
	Gulf Bank KSCP	60,347	67,750
	Gulf Cables & Electrical Industries Group Co. KSCP	11,809	77,053
	Kuwait International Bank KSCP	248,467	220,066
	Mezzan Holding Co. KSCC	9,575	31,953
*	Warba Bank KSCP	571,722	527,682
TOTAL KUWAIT			1,228,656
MALAYSIA — (0.4%)
	Able Global Bhd.	27,200	11,537
#	Aeon Co. M Bhd.	42,400	13,315
#*	AFFIN Bank Bhd.	99,265	67,397
	Ajinomoto Malaysia Bhd.	3,900	13,504
	Alliance Bank Malaysia Bhd.	158,146	210,062
	Allianz Malaysia Bhd.	10,200	59,520
	AME Elite Consortium Bhd.	23,900	9,097
	AMMB Holdings Bhd. (AMM MK)	50,500	82,593
#	Bank Islam Malaysia Bhd.	109,299	68,493
	Batu Kawan Bhd.	15,700	77,045
*	Berjaya Corp. Bhd.	559,724	38,240
#	Dayang Enterprise Holdings Bhd.	131,640	60,029
	Dialog Group Bhd.	24,700	10,301
#	DRB-Hicom Bhd.	90,500	24,792
	Duopharma Biotech Bhd.	74,277	25,824
#*	Eastern & Oriental Bhd.	157,000	29,234
	Eco World Development Group Bhd.	128,100	72,488
	Gamuda Bhd.	40,682	45,740
#	Genting Bhd.	276,400	200,282
	Genting Malaysia Bhd.	300,400	150,902
	Genting Plantations Bhd.	40,500	53,034
#	Guan Chong Bhd.	94,366	16,482
#	HAP Seng Consolidated Bhd.	15,300	11,599
	Hap Seng Plantations Holdings Bhd.	23,700	13,736

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Hartalega Holdings Bhd.	74,100	$17,350
#	Hibiscus Petroleum Bhd.	92,680	36,615
	IGB Bhd.	77,974	70,579
	IJM Corp. Bhd.	323,800	220,077
	IOI Properties Group Bhd.	206,749	167,225
#	Jaya Tiasa Holdings Bhd.	64,000	17,072
	Kenanga Investment Bank Bhd.	109,500	23,928
	Kerjaya Prospek Group Bhd.	39,895	27,461
	Kretam Holdings Bhd.	95,800	16,739
#	KSL Holdings Bhd.	32,943	25,509
#	Lagenda Properties Bhd.	36,600	13,918
	LBS Bina Group Bhd.	94,400	9,702
	Leong Hup International Bhd.	162,900	32,696
	LPI Capital Bhd.	4,500	17,269
#	Magnum Bhd.	93,230	31,239
	Mah Sing Group Bhd.	269,500	78,685
#	Malayan Flour Mills Bhd.	156,450	24,988
#	Malaysia Smelting Corp. Bhd.	80,000	38,741
	Malaysian Pacific Industries Bhd.	3,900	31,695
	Malaysian Resources Corp. Bhd.	120,077	10,682
	Matrix Concepts Holdings Bhd.	150,187	54,649
	MBSB Bhd.	394,884	73,220
	Mega First Corp. Bhd.	82,000	67,731
	Mi Technovation Bhd.	28,300	22,585
#	MKH Bhd.	42,400	11,009
	MKH Oil Palm East Kalimantan Bhd.	6,057	944
	MNRB Holdings Bhd.	102,843	67,554
#	Muhibbah Engineering M Bhd.	82,700	11,472
††	Nylex Malaysia Bhd.	1,285	15
	Padini Holdings Bhd.	20,700	10,211
	Pantech Group Holdings Bhd.	54,900	9,096
	Sarawak Oil Palms Bhd.	68,077	66,156
	Scientex Bhd.	103,400	101,291
	Sime Darby Bhd.	258,400	141,522
#	Sime Darby Property Bhd.	422,900	161,126
	SKP Resources Bhd.	173,700	26,688
	SP Setia Bhd. Group	277,400	69,215
#	Sports Toto Bhd.	35,496	11,712
#	Sunway Bhd.	43,800	63,878
		Shares	Value»
MALAYSIA — (Continued)
	Syarikat Takaful Malaysia Keluarga Bhd.	43,444	$38,239
#	Ta Ann Holdings Bhd.	39,440	46,426
#	Top Glove Corp. Bhd.	205,600	31,798
*	Tropicana Corp. Bhd.	116,928	35,222
	TSH Resources Bhd.	130,600	40,865
#	UEM Sunrise Bhd.	335,500	55,762
	Unisem M Bhd.	32,200	25,804
	United Malacca Bhd.	15,200	22,563
#	UOA Development Bhd.	200,000	94,853
	Velesto Energy Bhd.	447,600	34,540
	VS Industry Bhd.	141,100	15,006
*	WCT Holdings Bhd.	205,400	30,737
	Yinson Holdings Bhd.	103,978	62,252
#	YTL Corp. Bhd.	82,560	43,532
	Zetrix Ai Bhd.	144,900	29,601
TOTAL MALAYSIA			3,854,690
MEXICO — (0.6%)
*	Alpek SAB de CV	74,344	38,669
Ω	Banco del Bajio SA	95,590	279,670
	Cemex SAB de CV (CEMEXCPO MM)	33,134	41,181
	Cemex SAB de CV (CX US), Sponsored ADR	161,967	2,021,348
*	Controladora AXTEL SAB de CV	346,918	17,469
	El Puerto de Liverpool SAB de CV, Class C1	11,192	67,500
	GCC SAB de CV	12,102	130,272
	Genomma Lab Internacional SAB de CV, Class B	78,280	74,491
	Gentera SAB de CV	147,906	411,066
	Gruma SAB de CV, Class B	5,174	93,245
#	Grupo Bimbo SAB de CV	62,491	217,195
	Grupo Comercial Chedraui SA de CV	21,982	150,438
*	Grupo Industrial Saltillo SAB de CV	27,831	20,862
	Grupo Televisa SAB (TLEVICPO MM)	68,123	44,906
#*Ω	Grupo Traxion SAB de CV	28,600	22,650
*	Industrias CH SAB de CV	34,322	341,727
*	Industrias Penoles SAB de CV	1,904	110,366
	La Comer SAB de CV	49,695	106,493

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Megacable Holdings SAB de CV	66,598	$233,794
*Ω	Nemak SAB de CV	197,162	38,020
*	Ollamani SAB	7,281	31,326
	Operadora De Sites Mexicanos SAB de CV, Class A-1	47,307	43,988
	Orbia Advance Corp. SAB de CV	31,149	33,046
	Organizacion Cultiba SAB de CV	57,432	36,478
	Organizacion Soriana SAB de CV, Class B	3,360	6,883
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	13,411	209,883
#	Qualitas Controladora SAB de CV	1,193	11,108
	Regional SAB de CV	27,814	249,444
	Sigma Foods SAB de CV	400,171	395,683
*	Vista Energy SAB de CV (VIST US), ADR	5,814	351,689
*	Vitro SAB de CV	19,893	6,739
TOTAL MEXICO			5,837,629
NETHERLANDS — (2.2%)
	Aalberts NV	15,005	576,170
Ω	ABN AMRO Bank NV	115,473	4,254,400
	Acomo NV	5,335	157,349
	Aegon Ltd. (AGN NA)	17,511	137,540
	Allfunds Group PLC	10,100	97,880
	AMG Critical Materials NV	3,391	145,066
	Aperam SA	3,593	154,601
	ASR Nederland NV	37,548	2,727,135
#	Brunel International NV	3,954	35,087
	Corbion NV	7,342	176,349
*	Flow Traders Ltd.	5,735	186,574
	ForFarmers NV	14,165	93,677
#	Fugro NV	26,871	371,320
	HAL Trust	6,257	1,154,906
	Havas NV	17,570	363,031
	JDE Peet's NV	3,118	117,384
	Koninklijke BAM Groep NV	82,068	860,705
	Koninklijke Heijmans NV	8,210	668,954
	Koninklijke Vopak NV	15,272	762,209
	NN Group NV	53,635	4,251,496
	Randstad NV	7,827	280,101
	SBM Offshore NV	30,791	1,106,020
		Shares	Value»
NETHERLANDS — (Continued)
Ω	Signify NV	22,356	$474,608
	TKH Group NV	4,294	188,440
	Van Lanschot Kempen NV	7,450	451,761
TOTAL NETHERLANDS			19,792,763
NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	465,056	162,355
	Channel Infrastructure NZ Ltd.	11,440	20,063
	Chorus Ltd. (CNU NZ)	17,563	100,428
*	Fletcher Building Ltd. (FBU NZ)	125,787	282,792
	Genesis Energy Ltd.	119,756	175,260
	Heartland Group Holdings Ltd.	115,407	83,712
	NZME Ltd. (NZM AU)	28,793	19,670
*	Oceania Healthcare Ltd.	154,673	78,777
	Sanford Ltd.	17,604	77,492
	SKY Network Television Ltd.	32,394	65,064
#*	SKYCITY Entertainment Group Ltd.	162,163	90,391
	Summerset Group Holdings Ltd.	36,929	256,824
	TOWER Ltd.	19,158	22,270
TOTAL NEW ZEALAND			1,435,098
NORWAY — (0.5%)
	2020 Bulkers Ltd.	2,841	42,191
	Archer Ltd.	10,577	27,889
	Austevoll Seafood ASA	10,636	102,244
	Bluenord ASA	579	27,063
	Bonheur ASA	3,074	80,469
*	BW Energy Ltd.	23,307	112,355
#Ω	BW LPG Ltd. BWLPG NO	25,951	410,821
	BW Offshore Ltd.	27,830	135,618
*	Cadeler AS (CADLR NO)	10,110	60,184
*	Cloudberry Clean Energy ASA	1,646	2,115
	DNO ASA	122,377	207,865
	DOF Group ASA	1,324	15,496
#Ω	Elkem ASA	50,635	150,419
*	FLEX LNG Ltd. (FLNG NO)	4,605	122,954
*	Grieg Seafood ASA	9,174	71,034
	Hafnia Ltd.	60,809	372,750
	Hoegh Autoliners ASA	19,525	217,565

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Klaveness Combination Carriers ASA	5,622	$51,637
*	Kongsberg Automotive ASA	20,666	4,634
#*	LINK Mobility Group Holding ASA	51,268	178,778
	MPC Container Ships ASA	79,100	153,298
#*Ω	Norske Skog ASA	14,678	28,446
	Odfjell Drilling Ltd.	30,393	302,516
	Odfjell SE, Class A	6,984	98,524
	Odfjell Technology Ltd.	4,141	25,287
*	OKEA ASA	12,330	30,057
Ω	Okeanis Eco Tankers Corp.	1,057	42,626
	Panoro Energy ASA	18,567	42,543
	Pareto Bank ASA	11,899	100,007
	Pexip Holding ASA	9,867	79,040
	Rogaland Sparebank	3,712	53,292
*Ω	Scatec ASA	15,949	190,534
*	Sea1 offshore, Inc.	8,429	21,856
	Solstad Maritime Holding AS	24,572	55,731
	Solstad Offshore ASA	2,236	11,833
	Sparebank 1 Oestlandet	5,339	108,527
	Sparebanken More	9,555	108,702
	Stolt-Nielsen Ltd.	5,274	165,441
	TGS ASA	38,219	402,836
	Wilh Wilhelmsen Holding ASA, Class A	2,395	170,517
	Wilh Wilhelmsen Holding ASA, Class B	1,108	70,195
TOTAL NORWAY			4,655,889
PHILIPPINES — (0.1%)
	Alliance Global Group, Inc.	143,900	18,146
*	Atlas Consolidated Mining & Development Corp.	95,100	16,610
	China Banking Corp.	111,750	121,511
	Converge Information & Communications Technology Solutions, Inc.	98,600	25,970
	DMCI Holdings, Inc.	178,300	32,802
*	DoubleDragon Corp.	56,800	9,684
	First Philippine Holdings Corp.	35,390	46,166
	Globe Telecom, Inc.	990	26,532
	GT Capital Holdings, Inc.	5,885	67,029
		Shares	Value»
PHILIPPINES — (Continued)
	JG Summit Holdings, Inc.	79,600	$37,655
	LT Group, Inc.	216,500	58,729
	Megaworld Corp.	1,007,000	37,563
	Metropolitan Bank & Trust Co.	25,710	31,886
	Petron Corp.	425,100	19,491
	Philcomsat Holdings Corp.	10,942	19,878
	Philippine National Bank	15,800	17,192
*††	Phoenix Petroleum Philippines, Inc.	68,700	910
	Puregold Price Club, Inc.	114,200	69,222
	RFM Corp.	131,000	11,621
	Rizal Commercial Banking Corp.	4,320	1,842
	Robinsons Land Corp.	155,731	48,001
	Robinsons Retail Holdings, Inc.	16,900	10,627
	San Miguel Corp.	22,540	30,641
	Security Bank Corp.	19,090	21,081
*	Top Frontier Investment Holdings, Inc.	3,550	3,660
	Universal Robina Corp.	11,780	14,182
	Wilcon Depot, Inc.	91,500	10,396
TOTAL PHILIPPINES			809,027
POLAND — (0.3%)
	AB SA	2,231	74,759
	Alior Bank SA	16,093	525,270
	ASBISc Enterprises PLC	6,848	74,076
	Asseco Poland SA	767	46,707
	Auto Partner SA	5,862	31,084
	Bank Handlowy w Warszawie SA	4,848	157,438
*	Bank Millennium SA	30,021	145,227
	BNPP Bank Polska SA	380	15,640
*	Cognor Holding SA	27,036	38,483
	Develia SA	100,947	264,933
	Echo Investment SA	21,847	31,922
*	Enea SA	47,976	296,263
*	Eurocash SA	4,494	8,598
*	Fabryki Mebli Forte SA	822	5,750
	Inter Cars SA	983	175,460
	Mirbud SA	6,182	22,814
*	PGE Polska Grupa Energetyczna SA	124,705	351,713
*	Tauron Polska Energia SA	191,826	593,261

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	TEN Square Games SA	450	$14,527
	Torpol SA	2,282	37,517
*	VRG SA	30,608	42,812
#	Wirtualna Polska Holding SA	1,337	23,199
TOTAL POLAND			2,977,453
PORTUGAL — (0.5%)
#	Altri SGPS SA	21,181	108,679
	Banco Comercial Portugues SA, Class R	2,391,538	2,588,606
	Corticeira Amorim SGPS SA	5,676	45,024
	EDP Renovaveis SA	33,174	503,959
	Galp Energia SGPS SA	16,728	332,847
	Ibersol SGPS SA	4,207	53,086
#	Navigator Co. SA	54,753	207,253
	NOS SGPS SA	45,734	237,747
	Semapa-Sociedade de Investimento e Gestao	3,214	85,252
	Sonae SGPS SA	254,402	533,872
TOTAL PORTUGAL			4,696,325
QATAR — (0.1%)
	Aamal Co.	303,573	71,666
	Barwa Real Estate Co.	324,785	244,308
	Commercial Bank PSQC	89,426	116,887
	Doha Bank QPSC	508,944	386,042
	Doha Insurance Co. QSC	77,894	58,709
	Gulf International Services QSC	37,959	29,098
	Gulf Warehousing Co.	54,987	37,829
*	Mazaya Real Estate Development QPSC	132,516	21,159
	Qatar Industrial Manufacturing Co. QSC	45,582	28,995
	Qatar Insurance Co. SAQ	256,388	154,414
	Qatar National Cement Co. QSC	18,457	14,503
	Salam International Investment Ltd. QSC	308,205	64,913
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	414,858	$110,016
TOTAL QATAR			1,338,539
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	22,423	0
*††	RusHydro PJSC (RSHYY US), ADR	154,685	0
*††	VTB Bank PJSC (VTBR LI), GDR	176,858	0
SAUDI ARABIA — (0.6%)
	Ades Holding Co.	21,292	109,096
*	Advanced Petrochemical Co.	7,553	52,250
	Al Babtain Power & Telecommunication Co.	9,321	173,972
	Al Hassan Ghazi Ibrahim Shaker Co.	7,466	36,130
	Al Jouf Agricultural Development Co.	1,477	19,674
*	Al Khaleej Training & Education Co.	2,217	12,285
	Al Taiseer Group TALCO Industrial Co.	1,062	9,956
	Al Yamamah Steel Industries Co.	4,893	49,344
	Alaseel Co.	25,015	24,698
	Al-Dawaa Medical Services Co.	1,474	20,134
	AlJazira Takaful Ta'awuni Co.	10,659	34,632
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	14,962
	Arab National Bank	71,464	433,733
	Arabian Cement Co.	8,754	50,906
	Arabian Drilling Co.	4,196	117,455
	Arabian Pipes Co.	8,095	11,225
	Arriyadh Development Co.	13,704	79,256
*	ARTEX Industrial Investment Co.	4,783	13,781
	Bank AlBilad	25,953	183,763
*	Bank Al-Jazira	116,971	390,697
	Banque Saudi Fransi	114,701	552,126
*	Bawan Co.	2,144	27,853
*	Chubb Arabia Cooperative Insurance Co.	2,201	13,532

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	City Cement Co.	9,788	$35,322
*	Dar Al Arkan Real Estate Development Co.	140,280	699,255
	Eastern Province Cement Co.	6,417	41,946
	Etihad Etisalat Co.	2,405	45,258
	First Milling Co.	1,909	25,724
	Gulf Insurance Group	4,790	30,872
*	L'Azurde Co. for Jewelry	8,557	27,140
*	Liva Insurance Co.	3,105	9,665
*	Lumi Rental Co.	1,962	25,065
*	Malath Cooperative Insurance Co.	2,553	6,742
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	38,723
	Middle East Healthcare Co.	2,107	19,948
*	Middle East Paper Co.	3,085	17,007
	Middle East Specialized Cables Co.	6,218	37,826
	Mobile Telecommunications Co. Saudi Arabia	68,365	201,706
*	National Agriculture Development Co.	3,050	16,074
	National Co. for Glass Industries	3,337	32,690
	Northern Region Cement Co.	5,802	10,941
	Qassim Cement Co.	3,972	45,277
	Riyadh Cement Co.	5,287	34,948
	Sahara International Petrochemical Co.	14,629	59,772
	Saudi Cement Co.	2,807	26,963
	Saudi Ceramic Co.	7,838	58,074
	Saudi Chemical Co. Holding	136,990	279,120
*	Saudi Co. For Hardware CJSC	2,867	19,789
	Saudi Ground Services Co.	1,490	14,726
	Saudi Investment Bank	59,760	223,037
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	62,318
*	Saudi Reinsurance Co.	20,340	151,353
	Saudi Steel Pipe Co.	2,289	24,705
*	Savola Group	18,201	115,953
		Shares	Value»
SAUDI ARABIA — (Continued)
	Scientific & Medical Equipment House Co.	1,696	$14,729
*	Seera Group Holding	40,211	287,159
*	Sinad Holding Co.	11,569	27,655
	Sumou Real Estate Co.	2,118	18,642
	Sustained Infrastructure Holding Co.	10,203	77,943
	Tabuk Cement Co.	7,771	18,633
	Tanmiah Food Co.	989	15,844
	Theeb Rent A Car Co.	3,428	32,350
	United International Transportation Co.	7,431	119,977
	United Wire Factories Co.	1,607	8,569
	Yamama Cement Co.	19,897	142,657
	Yanbu Cement Co.	5,394	22,427
	Yanbu National Petrochemical Co.	14,037	101,105
	Zahrat Al Waha For Trading Co.	15,760	10,827
TOTAL SAUDI ARABIA			5,767,916
SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	49,600	75,362
	BRC Asia Ltd.	17,700	58,252
	China Aviation Oil Singapore Corp. Ltd.	94,800	130,324
	City Developments Ltd.	76,500	557,423
*	COSCO Shipping International Singapore Co. Ltd.	195,200	17,944
	CSE Global Ltd.	154,087	136,039
	Delfi Ltd.	26,800	18,793
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	65,802
	First Resources Ltd.	123,200	207,225
	Frasers Property Ltd.	71,200	63,096
	Frencken Group Ltd.	48,000	63,121
	Genting Singapore Ltd.	686,000	396,060
	Geo Energy Resources Ltd.	102,100	34,192
	Golden Agri-Resources Ltd.	1,767,100	401,128
	GuocoLand Ltd.	68,600	145,442
	Ho Bee Land Ltd.	50,700	97,200
	Hong Fok Corp. Ltd.	88,990	59,670
	Hong Leong Asia Ltd.	61,800	166,799

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hongkong Land Holdings Ltd.	34,000	$288,486
	Hotel Grand Central Ltd.	35,281	20,239
	Hutchison Port Holdings Trust	1,140,600	262,349
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	17,731
	ISDN Holdings Ltd.	73,385	23,158
	Marco Polo Marine Ltd.	1,031,800	121,886
*	Mermaid Maritime PCL	51,800	5,114
	Mewah International, Inc.	86,100	22,603
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	51,300	23,047
	Netlink NBN Trust	312,900	240,715
#	Olam Group Ltd.	153,720	107,977
	OUE Ltd.	54,100	50,173
	QAF Ltd.	53,800	40,356
*	Rex International Holding Ltd.	130,100	16,031
	Seatrium Ltd.	309,400	513,107
	SIA Engineering Co. Ltd.	7,300	18,945
	Singapore Land Group Ltd.	50,200	137,884
	Straits Trading Co. Ltd.	22,746	32,044
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	13,375
	Tiong Woon Corp. Holding Ltd.	30,600	23,695
	Tuan Sing Holdings Ltd.	190,995	51,943
	UOB-Kay Hian Holdings Ltd.	112,608	279,157
	UOL Group Ltd.	99,200	847,225
	Venture Corp. Ltd.	31,300	401,927
	Wee Hur Holdings Ltd.	122,400	85,635
TOTAL SINGAPORE			6,338,674
SOUTH AFRICA — (1.3%)
	AECI Ltd.	7,257	42,575
	African Rainbow Minerals Ltd.	7,795	114,071
	Afrimat Ltd.	7,772	20,456
	Altron Ltd., Class A	34,495	41,312
	Anglogold Ashanti PLC (AU US)	40,851	3,793,832
	Astral Foods Ltd.	2,971	50,489
	Bidvest Group Ltd.	4,953	71,668
		Shares	Value»
SOUTH AFRICA — (Continued)
	Capitec Bank Holdings Ltd.	109	$29,266
	DataTec Ltd.	75,070	355,568
	Foschini Group Ltd.	47,220	247,554
	Hudaco Industries Ltd.	3,075	38,648
	Impala Platinum Holdings Ltd.	83,121	1,549,311
	Invicta Holdings Ltd.	8,097	18,037
	Kumba Iron Ore Ltd.	4,237	93,987
	Lewis Group Ltd.	12,017	71,398
	Momentum Group Ltd.	183,979	428,423
	Motus Holdings Ltd.	21,794	170,999
	Mpact Ltd.	23,171	31,824
	Nedbank Group Ltd.	34,341	562,374
	Netcare Ltd.	133,954	128,505
	Northam Platinum Holdings Ltd.	18,803	447,990
	Oceana Group Ltd.	11,312	37,784
	Old Mutual Ltd. (OMU SJ)	751,257	721,005
	Omnia Holdings Ltd.	26,739	139,549
Ω	Pepkor Holdings Ltd.	117,998	192,806
*	Pick n Pay Stores Ltd.	56,051	82,882
	PPC Ltd.	380,330	144,738
	PSG Financial Services Ltd.	2,945	4,965
	Raubex Group Ltd.	15,486	49,664
	RCL Foods Ltd.	33,526	20,155
	Reunert Ltd.	18,590	71,012
	RFG Holdings Ltd.	8,026	12,806
*	Sasol Ltd. (SOL SJ)	59,367	419,326
*	Sibanye Stillwater Ltd. (SBSW US), ADR	33,192	560,281
*	Sibanye Stillwater Ltd. (SSW SJ)	19,643	85,494
	Southern Sun Ltd.	161,714	100,943
	Super Group Ltd.	9,748	10,460
	Telkom SA SOC Ltd.	62,873	228,815
#	Thungela Resources Ltd. (TGA SJ)	11,762	72,147
	Tsogo Sun Ltd.	70,589	34,803
	We Buy Cars Holdings Ltd.	34,389	97,259
TOTAL SOUTH AFRICA			11,395,181
SOUTH KOREA — (3.4%)
*	ABOV Semiconductor Co. Ltd.	1,770	16,078
	Aekyung Chemical Co. Ltd.	2,784	17,986
	Aekyung Industrial Co. Ltd.	869	7,581
	Ahnlab, Inc.	520	23,998
*	Air Busan Co. Ltd.	8,432	10,561

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	AJ Networks Co. Ltd.	5,387	$19,739
*	Ajin Industrial Co. Ltd.	10,506	25,292
*	ALUKO Co. Ltd.	7,369	11,698
	Amorepacific Corp.	1,554	149,582
*	Ananti, Inc.	4,923	28,653
	ANIPLUS, Inc.	4,212	8,798
	Asia Cement Co. Ltd.	3,780	32,858
	ASIA Holdings Co. Ltd.	243	48,692
	Asia Paper Manufacturing Co. Ltd.	5,170	27,940
	Avaco Co. Ltd.	2,188	23,151
	Avatec Co. Ltd.	1,523	9,942
	Baiksan Co. Ltd.	1,801	15,858
	BGF retail Co. Ltd.	1,089	91,711
*	BH Co. Ltd.	3,588	45,391
*	Binex Co. Ltd.	2,177	24,551
	Binggrae Co. Ltd.	782	40,532
	BIT Computer Co. Ltd.	4,816	16,845
*	BNC Korea Co. Ltd.	11,690	39,774
	BNK Financial Group, Inc.	48,165	555,011
	Bookook Securities Co. Ltd.	475	23,701
	Boryung	6,086	39,043
*	BYC Co. Ltd.	480	13,889
	Byucksan Corp.	5,851	6,867
	C&G Hi Tech Co. Ltd.	996	12,378
*	Cafe24 Corp.	1,506	39,532
	Cheil Worldwide, Inc.	8,716	132,747
*	Chemtronics Co. Ltd.	1,536	37,185
*	Chong Kun Dang Pharmaceutical Corp.	1,081	64,082
*	CJ CGV Co. Ltd.	13,770	57,759
	CJ CheilJedang Corp.	1,019	150,696
	CJ Corp.	2,180	329,243
*	CJ ENM Co. Ltd.	2,415	125,110
	CJ Freshway Corp.	865	16,786
	CJ Logistics Corp.	1,398	100,573
*	CJ Seafood Corp.	2,153	4,248
*	CLIO Cosmetics Co. Ltd.	1,640	15,090
	Cosmecca Korea Co. Ltd.	429	28,684
	Coway Co. Ltd.	8,915	515,823
	Cowintech Co. Ltd.	1,141	14,712
*	Creative & Innovative System	2,502	22,966
	CS Wind Corp.	3,648	102,827
	Cuckoo Homesys Co. Ltd.	1,161	18,989
	D.I Corp.	2,380	56,263
*	Daea TI Co. Ltd.	5,763	16,843
*	Daechang Co. Ltd.	18,702	18,361
		Shares	Value»
SOUTH KOREA — (Continued)
	Daedong Corp.	2,582	$17,662
	Daeduck Electronics Co. Ltd.	5,657	245,820
#*	Dae-Il Corp.	6,373	49,404
	Daesang Corp.	3,347	50,382
	Daesang Holdings Co. Ltd.	3,109	20,883
*	Daewoo Engineering & Construction Co. Ltd.	28,171	96,755
	Daewoong Co. Ltd.	2,067	34,349
	Daewoong Pharmaceutical Co. Ltd.	285	33,376
	Daishin Securities Co. Ltd.	4,628	100,415
	DB HiTek Co. Ltd.	4,535	330,877
	DB Insurance Co. Ltd.	8,867	875,434
	DB Securities Co. Ltd.	6,876	64,437
	Dentium Co. Ltd.	1,251	41,720
	DI Dong Il Corp.	2,789	38,835
*	DIO Corp.	1,572	17,305
	DIT Corp.	1,825	27,603
*	DK Tech Co. Ltd.	3,048	20,902
	DL Holdings Co. Ltd.	2,393	68,588
††	DMS Co. Ltd.	2,630	4,338
	DN Automotive Corp.	3,206	55,942
	Dong-A Socio Holdings Co. Ltd.	538	40,547
	Dongbang Transport Logistics Co. Ltd.	12,138	22,281
#	Dongjin Semichem Co. Ltd.	5,245	201,876
*	Dongkoo Bio & Pharma Co. Ltd.	3,053	11,240
*	DongKook Pharmaceutical Co. Ltd.	5,523	71,827
	Dongkuk Steel Mill Co. Ltd.	3,721	22,769
	Dongsuh Cos., Inc.	1,607	28,994
	Dongsung Chemical Co. Ltd.	6,487	19,734
	Dongwha Pharm Co. Ltd.	2,421	10,195
	Dongwon Industries Co. Ltd.	1,269	36,532
	Dongwon Systems Corp.	342	6,602
	Doosan Bobcat, Inc.	8,043	327,446
	Doosan Co. Ltd.	179	104,904
	Doosan Tesna, Inc.	1,849	86,050
*	Dreamtech Co. Ltd.	2,160	11,825
	Easy Holdings Co. Ltd.	12,035	43,532

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ecoplastic Corp.	7,240	$16,031
	E-MART, Inc.	3,621	228,554
	ENF Technology Co. Ltd.	1,609	65,186
	Eugene Investment & Securities Co. Ltd.	6,140	18,195
*	Exem Co. Ltd.	7,324	11,390
	F&F Co. Ltd.	1,925	97,304
	F&F Holdings Co. Ltd.	817	11,790
*	Fine M-Tec Co. Ltd.	2,436	16,007
*	Fine Semitech Corp.	579	18,687
*	Foosung Co. Ltd.	7,356	43,020
	Galaxia Moneytree Co. Ltd.	2,769	21,214
	Global Standard Technology Co. Ltd.	1,282	25,693
	GnBS eco Co. Ltd.	4,039	9,220
	GnCenergy Co. Ltd.	2,757	69,462
	GOLFZON Co. Ltd.	254	10,694
	Green Chemical Co. Ltd.	1,815	7,718
	Green Cross Corp.	662	75,609
	GS Engineering & Construction Corp.	13,682	177,620
	GS Holdings Corp. (078930 KS)	5,217	248,490
*	GS P&L Co. Ltd.	1,151	40,955
	GS Retail Co. Ltd.	3,174	48,779
	HAESUNG DS Co. Ltd.	1,626	72,145
#	Han Kuk Carbon Co. Ltd.	4,338	101,540
*	Hancom, Inc.	2,875	51,298
	Handsome Co. Ltd.	912	11,747
	Hanil Cement Co. Ltd.	4,231	50,187
	Hanil Holdings Co. Ltd.	1,102	11,949
	Hanjin Logistics Corp.	1,377	18,970
	Hankook Tire & Technology Co. Ltd.	12,196	539,414
	HanmiGlobal Co. Ltd.	1,348	17,514
	Hannong Chemicals, Inc.	950	17,030
*	Hanon Systems	29,797	67,723
	Hansae Co. Ltd.	1,624	15,752
	Hansol Chemical Co. Ltd.	1,224	238,316
*	Hansol IONES Co. Ltd.	1,526	14,858
	Hansol Paper Co. Ltd.	2,076	12,118
#	Hanwha Corp.	6,434	510,827
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Galleria Corp.	17,598	$22,306
*	Hanwha General Insurance Co. Ltd.	12,669	53,271
*	Hanwha Investment & Securities Co. Ltd.	30,496	135,070
*	Hanwha Life Insurance Co. Ltd.	35,312	85,376
	Hanwha Solutions Corp.	805	15,370
*	Hanyang Digitech Co. Ltd.	960	17,760
	Hanyang Securities Co. Ltd.	2,469	34,949
*	Harim Co. Ltd.	8,073	17,102
	Harim Holdings Co. Ltd.	7,644	76,126
	HD Construction Equipment Co. Ltd.	6,207	467,254
	HD Hyundai Co. Ltd.	6,975	1,131,957
	HDC Holdings Co. Ltd.	3,891	51,189
	HDC Hyundai Development Co-Engineering & Construction	7,070	100,880
*	HD-Hyundai Marine Engine	693	42,448
*	High Tech Pharm Co. Ltd.	1,055	8,632
	Hite Jinro Co. Ltd.	3,790	46,255
*	HJ Shipbuilding & Construction Co. Ltd.	1,265	22,003
	HK inno N Corp.	1,970	76,810
	HL Holdings Corp.	1,220	38,638
	HL Mando Co. Ltd.	1,677	74,306
*	Hotel Shilla Co. Ltd.	2,244	71,862
	HS Hyosung Advanced Materials Corp.	394	64,492
	HS Industries Co. Ltd.	7,829	18,084
	Huons Co. Ltd.	603	11,503
	Huvitz Co. Ltd.	1,199	7,370
	Hwa Shin Co. Ltd.	3,952	25,538
	Hyosung Corp.	1,079	113,925
	Hyosung Heavy Industries Corp.	105	188,324
	Hyosung TNC Corp.	452	117,795
	Hyundai Bioland Co. Ltd.	2,562	7,706
	Hyundai BNG Steel Co. Ltd.	2,003	18,690
	Hyundai Department Store Co. Ltd.	2,152	139,851

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Elevator Co. Ltd.	1,020	$66,655
	HYUNDAI EVERDIGM Corp.	3,603	20,494
	Hyundai Glovis Co. Ltd.	5,334	899,308
	Hyundai Green Food	3,218	34,122
*	Hyundai Marine & Fire Insurance Co. Ltd.	1,920	37,433
	Hyundai Motor Securities Co. Ltd.	3,548	23,397
	Hyundai Steel Co.	13,805	299,613
	Hyundai Wia Corp.	2,807	167,600
	HyVision System, Inc.	2,537	30,742
*	Iljin Electric Co. Ltd.	2,479	114,374
*	Iljin Holdings Co. Ltd.	6,410	34,679
	iM Financial Group Co. Ltd.	19,752	212,385
	InBody Co. Ltd.	1,459	33,053
	Incross Co. Ltd.	1,224	5,924
	Innocean Worldwide, Inc.	3,148	41,518
	Innox Advanced Materials Co. Ltd.	1,715	38,670
*	Interflex Co. Ltd.	3,002	25,818
*	Inzi Controls Co. Ltd.	1,401	6,933
	IS Dongseo Co. Ltd.	1,866	30,464
	i-SENS, Inc.	2,742	31,195
*	ITM Semiconductor Co. Ltd.	1,233	9,516
*	Jahwa Electronics Co. Ltd.	1,599	33,210
	JB Financial Group Co. Ltd.	21,369	372,841
	Jinsung T.E.C.	2,323	23,053
	JLS Co. Ltd.	1,761	7,109
	JS Corp.	1,651	13,758
	JVM Co. Ltd.	697	12,251
	JW Life Science Corp.	891	7,981
	K Ensol Co. Ltd.	1,551	13,542
	Kangnam Jevisco Co. Ltd.	2,086	24,628
	KC Tech Co. Ltd.	1,618	52,426
	KCC Glass Corp.	1,171	21,857
	KCTC	3,235	15,135
	KEPCO Plant Service & Engineering Co. Ltd.	2,257	87,492
	KG Dongbusteel	4,741	18,485
	KG Eco Solution Co. Ltd.	2,758	12,617
*	KG Mobility Co.	10,255	27,624
#	KIWOOM Securities Co. Ltd.	2,898	890,785
*	KNJ Co. Ltd.	1,623	31,389
	Kolmar Korea Co. Ltd.	384	18,594
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Corp.	1,033	$43,109
	Kolon Industries, Inc.	2,354	89,443
*	Korea Circuit Co. Ltd.	2,209	106,957
	Korea Electric Terminal Co. Ltd.	504	26,138
*	Korea Information & Communications Co. Ltd.	4,185	23,494
	Korea Information Certificate Authority, Inc.	4,422	20,485
	Korea Investment Holdings Co. Ltd.	6,779	1,014,102
*	Korea Line Corp.	23,329	31,571
	Korea Movenex Co. Ltd.	7,905	31,840
	Korea Parts & Fasteners Co. Ltd.	2,367	9,847
	Korea Petrochemical Ind Co. Ltd.	588	63,793
	Korea Petroleum Industries Co.	1,527	16,912
	Korean Air Lines Co. Ltd.	29,458	474,955
	Korean Reinsurance Co.	24,325	198,726
*	Krafton, Inc.	2,907	510,341
	KSS LINE Ltd.	1,531	10,304
	KT Skylife Co. Ltd.	3,139	10,632
	KTCS Corp.	8,880	16,850
	Kukdong Oil & Chemicals Co. Ltd.	7,243	17,314
	Kumho Petrochemical Co. Ltd.	2,834	283,061
*	Kumho Tire Co., Inc.	21,150	88,296
*	Kyung Dong Navien Co. Ltd.	642	25,648
*	LB Semicon, Inc.	7,710	25,017
	Lee Ku Industrial Co. Ltd.	5,991	24,638
*	LG Display Co. Ltd. (034220 KS)	48,814	393,593
	LG Electronics, Inc.	5,819	398,972
#	LG H&H Co. Ltd.	928	168,628
*	LG HelloVision Co. Ltd.	5,198	8,358
	LG Innotek Co. Ltd.	2,180	370,167
	LG Uplus Corp.	36,370	404,058
*	LOT Vacuum Co. Ltd.	1,800	17,171
	Lotte Chilsung Beverage Co. Ltd.	287	26,562
	Lotte Corp.	4,691	101,932
*	Lotte Data Communication Co.	525	7,733
*	Lotte Non-Life Insurance Co. Ltd.	17,130	19,748
	Lotte Rental Co. Ltd.	1,787	38,231

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Shopping Co. Ltd.	1,727	$100,776
	Lotte Wellfood Co. Ltd.	414	33,363
	LS Corp.	3,658	576,847
	LS Electric Co. Ltd.	281	109,506
	LTC Co. Ltd.	1,156	22,047
*	LVMC Holdings	16,746	17,250
	LX Hausys Ltd.	1,029	20,679
	LX International Corp.	6,246	165,797
	LX Semicon Co. Ltd.	1,778	67,435
	Maeil Dairies Co. Ltd.	326	7,983
	Mcnex Co. Ltd.	1,098	23,165
	MegaStudyEdu Co. Ltd.	783	25,292
	META BIOMED Co. Ltd.	6,382	21,580
*	Mirae Asset Life Insurance Co. Ltd.	13,834	90,250
	Mirae Asset Securities Co. Ltd.	14,906	441,896
	Misto Holdings Corp.	4,425	144,092
*	Miwon Holdings Co. Ltd.	98	4,721
*	Mobase Electronics Co. Ltd.	5,612	16,830
*	MONAYONGPYONG	3,397	7,452
*	Motrex Co. Ltd.	1,892	12,696
	Myoung Shin Industrial Co. Ltd.	6,031	38,400
	Namhae Chemical Corp.	2,446	11,633
	Namuga Co. Ltd.	1,187	20,587
	Namyang Dairy Products Co. Ltd.	660	21,923
	Nature Holdings Co. Ltd.	1,365	7,602
*	Nepes Ark Corp.	1,076	13,767
Ω	Netmarble Corp.	5,008	183,194
	New Power Plasma Co. Ltd.	7,873	33,446
	Nexen Tire Corp.	4,155	23,202
	NH Investment & Securities Co. Ltd.	19,257	361,037
	NHN KCP Corp.	2,820	44,246
	NICE Holdings Co. Ltd.	2,545	24,615
	Nong Shim Holdings Co. Ltd.	222	13,602
	NongShim Co. Ltd.	551	155,317
	NOROO Paint & Coatings Co. Ltd.	1,641	9,438
	NOVAREX Co. Ltd.	2,404	23,385
*	OCI Co. Ltd.	498	24,314
#*	OCI Holdings Co. Ltd.	2,440	194,622
*	Openbase, Inc.	3,762	6,200
	Orion Corp.	3,391	276,030
	Otoki Corp.	230	61,538
		Shares	Value»
SOUTH KOREA — (Continued)
	Pan Ocean Co. Ltd.	36,466	$118,793
	Paradise Co. Ltd.	6,294	77,320
*	Partron Co. Ltd.	7,264	36,172
	People & Technology, Inc.	2,605	95,311
*	Philoptics Co. Ltd.	1,672	63,594
	PI Advanced Materials Co. Ltd.	1,653	18,586
*	PKC Co. Ltd.	5,088	21,456
	Pond Group Co. Ltd.	2,789	11,215
	Poongsan Corp.	3,189	290,776
*	Power Logics Co. Ltd.	2,279	8,999
	Protec Co. Ltd.	1,088	38,248
	PSK, Inc.	2,678	113,140
	Rorze Systems Corp.	2,569	17,393
#	S-1 Corp.	2,716	150,389
*	Sajodaerim Corp.	742	18,721
*	Sajodongaone Co. Ltd.	25,293	18,919
*	Sambo Motors Co. Ltd.	2,461	14,145
	SAMHWA Paints Industrial Co. Ltd.	1,739	8,398
*	Samji Electronics Co. Ltd.	2,577	40,681
	Sammok S-Form Co. Ltd.	803	11,020
#	SAMPYO Cement Co. Ltd.	5,200	30,298
	Samsung Engineering Co. Ltd.	14,287	304,117
	Samsung SDS Co. Ltd.	928	111,279
	Samsung Securities Co. Ltd.	11,474	720,202
*	SAMT Co. Ltd.	8,621	27,502
	Samwha Capacitor Co. Ltd.	696	15,219
	Samyang Packaging Corp.	765	6,555
*	Sang-A Frontec Co. Ltd.	964	11,713
	Saramin Co. Ltd.	864	7,799
	SeAH Besteel Holdings Corp.	2,372	120,618
	SeAH Steel Corp.	204	17,115
	SeAH Steel Holdings Corp.	440	41,499
	Seegene, Inc.	5,115	101,187
	Sejong Industrial Co. Ltd.	2,272	16,782
	Seobu T&D	6,740	82,238
	Seohan Co. Ltd.	5,527	3,418
*	Seojin System Co. Ltd.	1,870	49,260

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Seoul Semiconductor Co. Ltd.	6,278	$33,778
	Seoyon Co. Ltd.	4,111	30,431
	Seoyon E-Hwa Co. Ltd.	2,282	23,977
*	SFA Semicon Co. Ltd.	7,791	41,957
	SGC Energy Co. Ltd.	1,511	22,815
*	Shin Heung Energy & Electronics Co. Ltd.	3,055	13,790
	Shinsegae International, Inc.	3,582	30,265
	Shinsegae, Inc.	1,278	283,137
	Showbox Corp.	6,629	11,860
*	SIMMTECH Co. Ltd.	4,409	182,465
	SK Discovery Co. Ltd.	1,664	66,805
*	SK Eternix Co. Ltd.	2,737	38,489
	SK Gas Ltd.	499	80,542
	SK Networks Co. Ltd.	5,652	21,937
*	SK oceanplant Co. Ltd.	4,477	58,502
	SK Securities Co. Ltd.	39,074	25,653
	SL Corp.	3,258	125,458
*	SMEC Co. Ltd.	13,544	60,465
*	S-Oil Corp.	979	71,922
	Solid, Inc.	12,020	70,790
*	SOLUM Co. Ltd.	1,924	21,058
*	Soop Co. Ltd.	791	40,448
	Soulbrain Co. Ltd.	520	174,502
	Soulbrain Holdings Co. Ltd.	527	21,436
	Straffic Co. Ltd.	4,344	10,951
*	Studio Dragon Corp.	1,817	62,050
*	Sung Kwang Bend Co. Ltd.	4,963	111,879
*	Sungshin Cement Co. Ltd.	3,983	27,179
	Sungwoo Hitech Co. Ltd.	6,297	34,944
*	Sunjin Co. Ltd.	1,676	13,067
*	Synergy Innovation Co. Ltd.	10,808	17,788
*	Systems Technology, Inc.	1,416	36,892
	Tae Kyung Industrial Co. Ltd.	2,320	7,553
*	Taewoong Co. Ltd.	1,335	28,228
*	Taihan Cable & Solution Co. Ltd.	2,639	53,562
*	TechWing, Inc.	698	23,901
	Telechips, Inc.	1,342	14,490
	TES Co. Ltd.	967	47,667
*	Theragen Etex Co. Ltd.	4,269	8,835
	TK Corp.	2,713	53,333
		Shares	Value»
SOUTH KOREA — (Continued)
	TKG Huchems Co. Ltd.	1,569	$21,754
	TLB Co. Ltd.	1,452	59,258
*	Tongyang Life Insurance Co. Ltd.	9,522	45,451
	Tovis Co. Ltd.	3,257	35,217
	Tplex Co. Ltd.	3,294	7,032
	TS Corp.	13,340	25,746
	TSE Co. Ltd.	725	38,946
	TYM Corp.	5,010	24,619
	Unid Co. Ltd.	823	45,541
	Union Semiconductor Equipment & Materials Co. Ltd.	3,748	29,642
	Uniquest Corp.	2,472	11,052
*	Unitrontech Co. Ltd.	2,852	13,449
	Value Added Technology Co. Ltd.	727	10,407
*††	Vidente Co. Ltd.	7,159	3,099
	Vieworks Co. Ltd.	347	6,808
	Vitzro Tech Co. Ltd.	3,438	25,698
	WONIK IPS Co. Ltd.	3,338	262,598
	Wonik Materials Co. Ltd.	1,628	44,905
	Wonik QnC Corp.	2,576	50,541
	Woojin, Inc.	3,122	56,291
*	Wooree Bio Co. Ltd.	1,512	2,121
	Wooshin Systems Co. Ltd.	1,863	8,263
*	Woosu AMS Co. Ltd.	4,857	10,662
	Worldex Industry & Trading Co. Ltd.	1,407	25,147
*	YC Corp.	4,316	58,264
*	YG Entertainment, Inc.	940	48,651
*	YMT Co. Ltd.	1,177	9,144
	Youngone Holdings Co. Ltd.	1,016	145,936
*	Zeus Co. Ltd.	3,837	52,060
	Zinus, Inc.	2,480	21,625
TOTAL SOUTH KOREA			31,383,704
SPAIN — (2.1%)
	Acciona SA	3,382	726,845
	Acerinox SA	21,598	320,831
	ACS Actividades de Construccion y Servicios SA	3,571	400,675
Ω	Aedas Homes SA	2,127	60,393
	Almirall SA	13,056	195,440
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	201,519
	Azkoyen SA	2,368	24,508
	Banco de Sabadell SA	1,583,992	6,213,657

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Bankinter SA	148,799	$2,539,995
Ω	Cellnex Telecom SA	21,366	660,853
	CIE Automotive SA	3,062	104,308
	Construcciones y Auxiliar de Ferrocarriles SA	2,481	165,391
	Corp. ACCIONA Energias Renovables SA	7,829	198,180
	Ebro Foods SA	16,869	367,662
	Elecnor SA	1,606	51,191
	Enagas SA	12,710	209,247
*	Ercros SA	34,553	140,013
	Faes Farma SA	34,991	216,945
Ω	Gestamp Automocion SA	25,814	92,552
Ω	Global Dominion Access SA	12,230	50,511
	Grifols SA	52,256	668,565
	Mapfre SA	194,247	888,823
	Melia Hotels International SA	6,750	60,224
Ω	Neinor Homes SA	4,591	109,393
*	Obrascon Huarte Lain SA	11,425	4,854
	Repsol SA (REP SM)	149,030	2,936,054
*	Solaria Energia y Medio Ambiente SA	6,432	141,859
#	Tubacex SA	19,616	80,144
Ω	Unicaja Banco SA	308,390	1,056,816
TOTAL SPAIN			18,887,448
SWEDEN — (1.7%)
Ω	AcadeMedia AB	25,979	275,274
	AddLife AB, Class B	3,310	50,705
	AFRY AB	21,068	334,307
Ω	Alimak Group AB	8,408	128,739
	Alleima AB	47,686	416,763
	Alligo AB, Class B	5,015	71,329
Ω	Ambea AB	22,319	340,354
	AQ Group AB	16,260	357,899
	Arjo AB, Class B	47,018	140,949
*	Asmodee Group AB, Class B	33,734	404,777
Ω	Attendo AB	34,072	340,124
	Beijer Alma AB	4,542	134,977
	Bergman & Beving AB	3,715	115,576
	Betsson AB, Class B	31,487	369,707
#*	Better Collective AS	5,026	59,937
*	BHG Group AB	51,774	178,343
	Bilia AB, Class A	16,951	240,185
	Billerud Aktiebolag	44,659	361,117
#*Ω	Boozt AB	8,782	89,185
Ω	Bravida Holding AB	37,595	370,389
	Byggmax Group AB	16,014	101,657
	Catella AB	9,935	30,404
		Shares	Value»
SWEDEN — (Continued)
	Cloetta AB, Class B	83,052	$406,236
	Coinshares International Ltd.	1,605	17,617
Ω	Coor Service Management Holding AB	12,142	72,027
	Eastnine AB	12,454	69,642
*	Electrolux AB, Class B	9,701	78,361
	Elekta AB, Class B	52,511	337,551
*	Enea AB	3,692	27,751
	Fagerhult Group AB	8,823	37,196
	G5 Entertainment AB	1,578	16,660
	Getinge AB, Class B	9,972	218,510
	Granges AB	50,903	854,171
	Hanza AB	7,820	122,192
#*	Hexatronic Group AB	24,995	65,755
	Hexpol AB	29,099	238,166
	Humana AB	10,660	56,879
	Husqvarna AB (HUSQB SS), Class B	26,897	137,406
	Instalco AB	31,430	89,649
#*	International Petroleum Corp. (IPCO CN)	952	19,856
*	International Petroleum Corp. (IPCO SS)	23,523	491,662
	Inwido AB	16,464	283,383
	JM AB	2,798	43,057
	Kabe Group AB, Class B	128	2,988
*	Karnov Group AB	7,649	84,044
	KNOW IT AB	3,314	43,396
	Lindab International AB	24,204	508,822
	Loomis AB	18,184	754,568
	MEKO AB	5,682	45,164
*	Modern Times Group MTG AB, Class B	19,566	228,402
*	Morrow Bank AB	17,065	25,193
	NCC AB, Class B	22,628	579,429
	Nederman Holding AB	1,482	23,935
*	Net Insight AB, Class B	90,172	22,029
	New Wave Group AB, Class B	30,204	362,174
	Nolato AB, Class B	45,704	298,703
*	Norion Bank AB	15,589	118,748
*	Ovzon AB	13,228	81,460
	Peab AB, Class B	48,837	488,112
	Prevas AB, Class B	2,525	26,413
*	Pricer AB, Class B	39,613	18,056
	Proact IT Group AB	6,249	71,523
	Ratos AB, Class B	51,154	218,646
	Rejlers AB	4,772	97,689

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Scandi Standard AB	13,354	$161,961
*	Sdiptech AB, Class B	3,947	75,602
*	Sensys Gatso Group AB	2,295	9,974
*Ω	Sinch AB	139,329	417,487
*	Sivers Semiconductors AB	35,338	13,302
	SkiStar AB	8,658	162,980
	SSAB AB (SSABA SS), Class A	33,166	274,208
	SSAB AB (SSABB SS), Class B	116,329	956,964
	Storskogen Group AB, Class B	339,933	412,713
	Systemair AB	4,846	47,169
	TF Bank AB	4,086	78,825
	VBG Group AB, Class B	5,465	236,161
*	Vestum AB	17,354	15,736
#	Vitec Software Group AB, Class B	2,605	73,149
	Vitrolife AB	2,056	26,801
*	Volvo Car AB, Class B	325	1,085
TOTAL SWEDEN			15,660,035
SWITZERLAND — (5.3%)
	Adecco Group AG	20,829	612,089
	Allreal Holding AG	4,110	1,202,228
	ALSO Holding AG	1,088	280,380
*	Amrize Ltd.	58,404	3,080,236
*	ams-OSRAM AG	12,491	129,966
	Arbonia AG	3,948	25,797
*	Aryzta AG	441	31,233
	Ascom Holding AG	3,126	21,682
	Autoneum Holding AG	1,237	202,321
	Avolta AG	19,397	1,187,513
	Banque Cantonale de Geneve	6,250	224,796
#	Banque Cantonale Vaudoise	6,965	942,574
	Barry Callebaut AG	445	784,987
	Bell Food Group AG	708	203,144
	Berner Kantonalbank AG	1,473	614,700
	Bossard Holding AG, Class A	477	93,742
	Bucher Industries AG	1,630	756,164
	Calida Holding AG	95	1,493
*	Carlo Gavazzi Holding AG	128	26,371
	Cembra Money Bank AG	7,891	1,008,722
*	Cicor Technologies Ltd.	570	90,693
		Shares	Value»
SWITZERLAND — (Continued)
	Cie Financiere Tradition SA, Class BR	719	$273,908
	Clariant AG	34,035	314,912
#	Coltene Holding AG	645	46,052
	COSMO Pharmaceuticals NV	1,366	204,825
	CPH Group AG	125	10,910
	DKSH Holding AG	8,596	630,707
	EFG International AG	30,301	774,341
	Emmi AG	207	209,711
	Flughafen Zurich AG	4,933	1,532,097
	Forbo Holding AG	220	259,817
Ω	Galenica AG	11,811	1,476,346
#	Helvetia Baloise Holding AG	23,832	6,044,288
	Huber & Suhner AG	4,114	832,075
	Hypothekarbank Lenzburg AG	21	110,248
	Implenia AG	3,965	379,720
	Interroll Holding AG	18	43,346
	Investis Holding SA	877	175,648
	IVF Hartmann Holding AG	80	15,430
	Julius Baer Group Ltd.	47,004	3,926,257
	Jungfraubahn Holding AG	1,508	594,257
*	Komax Holding AG	229	19,839
	Landis & Gyr Group AG	4,591	322,513
	Liechtensteinische Landesbank AG	3,370	420,222
	Luzerner Kantonalbank AG	4,501	573,411
Ω	Medmix AG	5,303	78,401
	Meier Tobler Group AG	1,437	67,612
	Mikron Holding AG	2,269	50,693
	Mobimo Holding AG	2,000	1,007,169
*Ω	Montana Aerospace AG	6,067	261,863
	Naturenergie Holding AG	4,333	183,057
	OC Oerlikon Corp. AG Pfaeffikon	36,629	168,005
	Orell Fuessli AG	25	3,882
	Phoenix Mecano AG	199	114,007
*Ω	PolyPeptide Group AG	2,356	83,282
#	Rieter Holding AG	9,776	42,076
	Sandoz Group AG (SDZ SW)	51,632	4,090,588
*Ω	Sensirion Holding AG	181	13,522
	SFS Group AG	1,096	160,908
	Siegfried Holding AG	3,586	440,941
	SIG Group AG	47,946	741,889

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sika AG	2,274	$436,359
	St. Galler Kantonalbank AG	812	624,100
#	Stadler Rail AG	10,489	268,727
	Sulzer AG	2,788	600,722
#	Swatch Group AG (UHR SW), Class BR	215	50,727
	Swatch Group AG (UHRN SW)	1,290	61,118
#	Swiss Life Holding AG	1,721	1,887,167
	Swiss Prime Site AG	14,564	2,479,384
	Tecan Group AG	866	152,576
	TX Group AG	895	192,792
	Valiant Holding AG	4,143	831,681
	Vaudoise Assurances Holding SA	279	265,738
	Vetropack Holding AG	3,134	91,453
	Vontobel Holding AG	7,402	637,948
	VP Bank AG, Class A	966	105,399
#	V-ZUG Holding AG	335	17,266
	Walliser Kantonalbank	1,138	203,907
	Zehnder Group AG	1,362	145,030
	Zug Estates Holding AG, Class B	79	238,053
	Zuger Kantonalbank, Class BR	35	425,245
TOTAL SWITZERLAND			47,934,998
TAIWAN — (5.3%)
	Aaeon Technology, Inc.	4,000	16,071
#	Ability Enterprise Co. Ltd.	39,192	104,846
	AcBel Polytech, Inc.	69,687	108,866
	Acer Cyber Security, Inc.	3,000	15,510
#	Acer, Inc.	554,000	440,221
	ACES Electronic Co. Ltd.	19,323	39,316
	Action Electronics Co. Ltd.	34,000	11,369
	Actron Technology Corp.	2,000	8,211
#	ADATA Technology Co. Ltd.	37,384	423,117
	Advanced Ceramic X Corp.	3,000	14,690
	Advanced International Multitech Co. Ltd.	24,000	53,879
	Advanced Power Electronics Corp.	4,000	11,630
	Advancetek Enterprise Co. Ltd.	29,000	27,382
		Shares	Value»
TAIWAN — (Continued)
	Allied Supreme Corp.	4,000	$30,534
	Allmind Holdings Corp.	7,000	10,924
	Alltek Technology Corp.	32,000	33,598
	Alpha Networks, Inc.	15,000	15,629
	Altek Corp.	52,824	65,365
	Amazing Microelectronic Corp.	13,000	34,653
	AMPACS Corp.	8,000	7,026
	Ampak Technology, Inc.	5,000	9,955
	Ampire Co. Ltd.	9,000	7,601
	AmTRAN Technology Co. Ltd.	55,294	35,539
	Anji Technology Co. Ltd.	8,000	8,654
	Apacer Technology, Inc.	19,000	73,380
	APAQ Technology Co. Ltd.	6,000	31,202
	Apex Biotechnology Corp.	14,000	12,942
	Apex Science & Engineering	23,929	8,684
	ARBOR Technology Corp.	9,000	11,855
	Arcadyan Technology Corp.	5,000	28,395
	Ardentec Corp.	68,430	344,646
	Arizon RFID Technology Cayman Co. Ltd.	5,000	17,103
	Asia Electronic Material Co. Ltd.	19,000	22,405
	Asia Optical Co., Inc.	9,000	46,188
	Asia Tech Image, Inc.	13,000	31,389
	ATE Energy International Co. Ltd.	11,000	9,512
#	AUO Corp. (2409 TT)	668,200	289,418
	Axiomtek Co. Ltd.	4,000	10,499
	Azurewave Technologies, Inc.	18,000	33,563
	Bank of Kaohsiung Co. Ltd.	213,393	81,308
*	BES Engineering Corp.	307,737	133,461
*	Bin Chuan Enterprise Co. Ltd.	17,000	27,844
	Bizlink Holding, Inc.	2,038	82,766
	Brightek Optoelectronic Co. Ltd.	14,000	16,880

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Brighton-Best International Taiwan, Inc.	54,000	$59,020
	Capital Futures Corp.	21,902	35,692
	Capital Securities Corp.	211,000	198,084
	Castles Technology Co. Ltd.	11,000	19,812
	Caswell, Inc.	4,000	10,692
	Cathay Real Estate Development Co. Ltd.	93,600	65,500
*	CCP Contact Probes Co. Ltd.	17,455	32,832
	Celxpert Energy Corp.	22,569	26,809
	Cenra, Inc.	30,500	32,868
	Central Reinsurance Co. Ltd.	90,556	76,546
	Champion Building Materials Co. Ltd.	69,300	19,688
	Chang Hwa Commercial Bank Ltd.	867,145	561,306
	Channel Well Technology Co. Ltd.	12,000	23,802
	Chant Sincere Co. Ltd.	6,000	9,693
	CHC Healthcare Group	20,000	21,519
	Chen Full International Co. Ltd.	14,000	18,152
	Cheng Loong Corp.	159,000	89,400
	Cheng Shin Rubber Industry Co. Ltd.	143,000	138,650
	Cheng Uei Precision Industry Co. Ltd.	58,000	71,307
#	Chicony Electronics Co. Ltd.	38,000	140,480
	Chien Shing Harbour Service Co. Ltd.	8,000	10,946
	China Airlines Ltd.	410,000	288,431
	China Bills Finance Corp.	142,000	73,343
	China Metal Products	53,000	40,974
	China Steel Chemical Corp.	12,000	28,222
	China Steel Corp.	1,013,000	666,498
	China Steel Structure Co. Ltd.	7,000	9,564
	China Wire & Cable Co. Ltd.	26,000	33,832
	Chinese Maritime Transport Ltd.	16,710	32,713
	Ching Feng Home Fashions Co. Ltd.	29,196	18,410
		Shares	Value»
TAIWAN — (Continued)
	Chin-Poon Industrial Co. Ltd.	54,000	$65,194
	Chipbond Technology Corp.	114,000	197,813
	ChipMOS Technologies, Inc. (8150 TT)	92,344	173,784
	Chlitina Holding Ltd.	11,000	36,023
	Chong Hong Construction Co. Ltd.	40,000	98,194
	Chun Yuan Steel Industry Co. Ltd.	95,000	65,051
*	Chung Hwa Pulp Corp.	70,015	27,468
	Chunghwa Precision Test Tech Co. Ltd.	1,000	104,277
	Collins Co. Ltd.	19,000	7,547
#	Compal Electronics, Inc.	871,000	898,931
	Compeq Manufacturing Co. Ltd.	170,000	906,402
	Complex Micro Interconnection Co. Ltd.	8,000	9,462
	Concord Securities Co. Ltd.	122,593	64,891
	Continental Holdings Corp.	90,000	64,713
	Contrel Technology Co. Ltd.	15,000	25,175
	Coretronic Corp.	34,000	94,173
	Co-Tech Development Corp.	14,000	116,262
	Coxon Precise Industrial Co. Ltd.	16,000	7,215
	Crowell Development Corp.	38,000	33,049
	Cryomax Cooling System Corp.	14,154	20,515
	CTCI Corp.	31,712	31,061
	CviLux Corp.	14,450	39,247
	CX Technology Co. Ltd.	11,000	9,338
	Cyberlink Corp.	5,000	13,194
	CyberPower Systems, Inc.	5,000	28,715
	Cystech Electronics Corp.	4,000	10,828
	DA CIN Construction Co. Ltd.	44,000	96,107
	Dafeng TV Ltd.	12,000	18,370
	Da-Li Development Co. Ltd.	68,180	101,494
	Darfon Electronics Corp.	37,000	36,417

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Darwin Precisions Corp.	68,400	$27,713
	De Licacy Industrial Co. Ltd.	46,980	16,759
	Delpha Construction Co. Ltd.	31,000	25,822
	Depo Auto Parts Ind Co. Ltd.	20,000	95,582
	Dimerco Express Corp.	17,850	44,672
	Donpon Precision, Inc.	9,800	15,267
	Draytek Corp.	12,000	10,631
	Dynapack International Technology Corp.	8,000	84,901
#	Eastech Holding Ltd.	6,000	18,569
	Eastern Media International Corp.	24,000	15,602
	Edimax Technology Co. Ltd.	32,000	18,215
	Edison Opto Corp.	28,000	17,074
*	Edom Technology Co. Ltd.	38,000	46,989
	E-Lead Electronic Co. Ltd.	9,000	14,367
	Elite Semiconductor Microelectronics Technology, Inc.	12,000	72,907
	Elitegroup Computer Systems Co. Ltd.	67,000	56,879
	Emerging Display Technologies Corp.	13,000	9,654
	Ennoconn Corp.	11,000	98,355
	EnTie Commercial Bank Co. Ltd.	74,000	31,426
	EOI Investment Holdings Co. Ltd.	16,000	8,901
	Episil-Precision, Inc.	13,000	26,101
	Eson Precision Ind Co. Ltd.	16,000	42,628
	Eternal Materials Co. Ltd.	67,950	132,007
	Eurocharm Holdings Co. Ltd.	7,000	31,065
	Eva Airways Corp.	337,648	399,653
	Evergreen International Storage & Transport Corp.	46,500	83,152
	EVERGREEN Steel Corp.	28,000	91,000
	Everlight Chemical Industrial Corp.	81,450	53,612
	Everlight Electronics Co. Ltd.	86,000	151,471
		Shares	Value»
TAIWAN — (Continued)
	Excelsior Medical Co. Ltd.	30,885	$77,185
	Far Eastern Department Stores Ltd.	193,000	134,665
	Far Eastern International Bank	538,372	213,395
	Far Eastern New Century Corp.	553,000	486,908
	Farglory F T Z Investment Holding Co. Ltd.	9,630	14,114
	Farglory Land Development Co. Ltd.	52,000	109,596
	Feedback Technology Corp.	9,072	39,228
	Feng Hsin Steel Co. Ltd.	57,000	117,082
	Firich Enterprises Co. Ltd.	22,000	16,509
	First Copper Technology Co. Ltd.	27,000	42,559
	First Insurance Co. Ltd.	37,000	31,784
*	Fittech Co. Ltd.	5,254	19,342
	Formosa Advanced Technologies Co. Ltd.	12,000	29,725
	Formosa Laboratories, Inc.	21,322	38,912
	Formosa Optical Technology Co. Ltd.	7,000	21,770
	Formosa Sumco Technology Corp.	12,000	53,148
	Formosan Union Chemical Corp.	58,179	31,368
	Founding Construction & Development Co. Ltd.	24,000	10,847
	Foxsemicon Integrated Technology, Inc.	8,000	71,060
	Franbo Lines Corp.	22,000	14,115
	Froch Enterprise Co. Ltd.	18,000	9,924
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	34,677
	Fu Hua Innovation Co. Ltd.	59,911	32,030

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fulgent Sun International Holding Co. Ltd.	12,945	$38,669
#*	Fulltech Fiber Glass Corp.	90,552	262,229
	Fusheng Precision Co. Ltd.	2,000	17,021
	G Shank Enterprise Co. Ltd.	16,296	42,937
	Gamania Digital Entertainment Co. Ltd.	19,000	30,389
	GEM Services, Inc.	11,000	27,381
	Gemtek Technology Corp.	73,000	65,871
*	General Interface Solution GIS Holding Ltd.	32,000	39,368
	General Plastic Industrial Co. Ltd.	13,000	9,927
	Genius Electronic Optical Co. Ltd.	6,000	85,863
	Genmont Biotech, Inc.	14,000	8,058
	Genovate Biotechnology Co. Ltd.	14,518	13,939
	GeoVision, Inc.	8,900	13,493
	Giant Manufacturing Co. Ltd.	18,000	50,979
*	Gigastorage Corp.	46,000	40,480
	Global Brands Manufacture Ltd.	74,254	253,136
	Global Mixed Mode Technology, Inc.	2,000	15,323
	Global PMX Co. Ltd.	8,000	28,717
	Globaltek Fabrication Co. Ltd.	6,000	10,860
	Globalwafers Co. Ltd.	32,000	503,124
	Globe Union Industrial Corp.	48,910	15,664
	Gloria Material Technology Corp.	27,000	29,214
	GMI Technology, Inc.	17,844	22,414
	Goldsun Building Materials Co. Ltd.	101,520	113,559
	Good Will Instrument Co. Ltd.	16,000	25,206
#	Gordon Auto Body Parts	33,000	35,489
	Gourmet Master Co. Ltd.	14,000	33,166
	Grand Fortune Securities Co. Ltd.	45,139	21,550
	Grape King Bio Ltd.	18,000	69,188
	Great Wall Enterprise Co. Ltd.	94,000	151,921
		Shares	Value»
TAIWAN — (Continued)
	Greatek Electronics, Inc.	31,000	$87,986
	GTM Holdings Corp.	21,000	21,871
*	Hai Kwang Enterprise Corp.	17,136	8,981
	Hanpin Electron Co. Ltd.	8,000	11,627
*	Harvatek Corp.	29,000	18,933
	Heran Co. Ltd.	6,000	11,545
	Hey Song Corp.	61,000	71,785
	Highlight Tech Corp.	6,400	8,991
	Highwealth Construction Corp.	97,355	114,692
*	Hitron Technology, Inc.	14,000	13,241
	Hiwin Technologies Corp.	21,000	164,584
	Hiyes International Co. Ltd.	7,136	17,387
	Hocheng Corp.	45,920	26,897
	Holy Stone Enterprise Co. Ltd.	7,000	23,046
	Hong Pu Real Estate Development Co. Ltd.	47,000	33,531
	Hong TAI Electric Industrial	39,000	44,742
	Hsin Kuang Steel Co. Ltd.	18,000	22,529
	Hu Lane Associate, Inc.	3,228	11,925
	HUA ENG Wire & Cable Co. Ltd.	52,000	62,428
	Hua Yu Lien Development Co. Ltd.	18,000	34,876
	Huaku Development Co. Ltd.	48,510	163,440
	Huang Hsiang Construction Corp.	34,934	41,164
	Huikwang Corp.	9,000	6,719
	Hung Ching Development & Construction Co. Ltd.	33,000	30,229
	Hung Sheng Construction Ltd.	88,352	56,263
	Huxen Corp.	7,000	10,306
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	34,111
	Hwacom Systems, Inc.	18,000	34,066
	Ibase Technology, Inc.	5,000	6,666
	IBF Financial Holdings Co. Ltd.	543,535	287,799

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ichia Technologies, Inc.	56,000	$93,150
#	Innolux Corp.	1,312,663	900,556
	Inpaq Technology Co. Ltd.	17,000	45,259
	Integrated Service Technology, Inc.	9,031	38,691
	Inventec Corp.	168,000	238,477
	Iron Force Industrial Co. Ltd.	8,148	24,782
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	23,741
	ITEQ Corp.	34,000	113,945
	Jean Co. Ltd.	56,615	38,083
	Jetway Information Co. Ltd.	6,750	9,148
	Jia Wei Lifestyle, Inc.	7,350	8,103
	Jih Lin Technology Co. Ltd.	13,000	22,368
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	27,475
	Johnson Health Tech Co. Ltd.	8,000	37,340
	K Laser Technology, Inc.	43,000	22,364
	Kedge Construction Co. Ltd.	11,077	30,291
	KEE TAI Properties Co. Ltd.	51,215	17,536
	Kenda Rubber Industrial Co. Ltd.	20,000	12,534
	Kerry TJ Logistics Co. Ltd.	32,000	33,183
	KGI Financial Holding Co. Ltd.	1,009,270	577,106
	Kindom Development Co. Ltd.	70,730	69,316
	King Chou Marine Technology Co. Ltd.	10,200	16,850
#*	King's Town Construction Co. Ltd.	27,000	35,428
*	Kinko Optical Co. Ltd.	36,769	75,586
	Kinpo Electronics	221,000	183,780
	Kinsus Interconnect Technology Corp.	48,000	381,246
	KMC Kuei Meng International, Inc.	6,000	17,256
	KS Terminals, Inc.	19,000	28,494
*	Kung Sing Engineering Corp.	74,426	49,982
	Kuo Toong International Co. Ltd.	19,551	31,918
	Kwong Lung Enterprise Co. Ltd.	21,000	32,847
		Shares	Value»
TAIWAN — (Continued)
	Lanner Electronics, Inc.	10,000	$21,385
	Largan Precision Co. Ltd. (3008 TT)	5,000	381,086
	Laser Tek Taiwan Co. Ltd.	8,000	13,721
	Leadtrend Technology Corp.	7,501	12,761
	Lelon Electronics Corp.	18,508	63,068
	Lemtech Holdings Co. Ltd.	5,250	14,780
	Leo Systems, Inc.	10,000	9,504
*	Leofoo Development Co. Ltd.	17,000	8,831
	Lingsen Precision Industries Ltd.	69,000	59,451
	Liton Technology Corp.	9,000	13,676
	Long Da Construction & Development Corp.	42,000	41,078
	Longwell Co.	11,000	54,440
	Lotus Pharmaceutical Co. Ltd.	3,000	34,335
	Lucky Cement Corp.	46,000	21,877
	Lumax International Corp. Ltd.	13,500	51,022
*	Lung Yen Life Service Corp.	30,000	47,905
	M3 Technology, Inc.	9,000	24,284
	Macroblock, Inc.	3,000	5,281
*	Macronix International Co. Ltd.	251,000	722,089
	Mayer Steel Pipe Corp.	32,400	25,090
*	Mercuries Life Insurance Co. Ltd.	572,944	142,317
	Merida Industry Co. Ltd.	17,000	45,464
	Merry Electronics Co. Ltd.	23,046	72,579
	METAAGE Corp.	8,000	11,178
	Micro-Star International Co. Ltd.	62,000	176,883
	Mildef Crete, Inc.	10,000	31,244
	MIN AIK Technology Co. Ltd.	44,000	48,974
	Mosel Vitelic, Inc.	13,000	13,368
	Motech Industries, Inc.	20,000	14,797
	MSSCORPS Co. Ltd.	4,320	24,009
	Nak Sealing Technologies Corp.	10,000	35,901
	Namchow Holdings Co. Ltd.	32,000	38,158

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nan Kang Rubber Tire Co. Ltd.	43,000	$48,573
	Nan Ya Plastics Corp.	136,000	325,119
*	Nanya Technology Corp.	186,000	1,882,829
	New Best Wire Industrial Co. Ltd.	19,000	18,632
	Nichidenbo Corp.	14,000	41,000
	Niko Semiconductor Co. Ltd.	20,570	31,748
	Nuvoton Technology Corp.	8,000	15,725
	O-Bank Co. Ltd.	224,375	65,062
	Optimax Technology Corp.	35,000	27,488
	Orient Semiconductor Electronics Ltd.	54,000	98,470
	O-TA Precision Industry Co. Ltd.	8,000	18,137
	Pacific Hospital Supply Co. Ltd.	6,000	15,552
	Paiho Shih Holdings Corp.	16,800	12,277
	Pan German Universal Motors Ltd.	4,000	34,512
	Pan Jit International, Inc.	43,000	122,519
#	Pan-International Industrial Corp.	67,000	109,068
	Parade Technologies Ltd.	5,000	83,615
	Parpro Corp.	17,000	34,101
*	PChome Online, Inc.	17,000	15,208
	PCL Technologies, Inc.	9,000	36,401
	Pegatron Corp.	114,000	251,393
	Pegavision Corp.	7,000	64,326
	PharmaEngine, Inc.	12,000	25,378
*	Phihong Technology Co. Ltd.	42,000	38,411
	Phoenix Silicon International Corp.	11,000	58,463
	Pixart Imaging, Inc.	4,000	25,236
	Posiflex Technology, Inc.	6,000	33,843
*	Powerchip Semiconductor Manufacturing Corp.	362,000	776,696
	Powertech Technology, Inc.	123,000	973,982
	President Securities Corp.	183,098	170,016
	Primax Electronics Ltd.	69,000	172,105
		Shares	Value»
TAIWAN — (Continued)
	Prince Housing & Development Corp.	143,000	$38,222
	Promate Electronic Co. Ltd.	31,199	43,274
	Qisda Corp.	115,040	91,317
	QST International Corp.	14,324	19,895
#	Qualipoly Chemical Corp.	18,900	91,902
	Quang Viet Enterprise Co. Ltd.	5,000	10,849
	Quanta Storage, Inc.	10,000	33,504
	Radiant Opto-Electronics Corp.	61,000	235,676
	Radium Life Tech Co. Ltd.	168,209	57,129
	Raydium Semiconductor Corp.	3,000	22,003
	Rechi Precision Co. Ltd.	59,000	47,626
	Rexon Industrial Corp. Ltd.	20,000	16,794
	Rich Development Co. Ltd.	89,990	22,638
*	Ritek Corp.	110,724	47,621
#	Ruentex Development Co. Ltd.	198,000	180,947
	Sampo Corp.	58,800	44,989
	San Fang Chemical Industry Co. Ltd.	15,000	15,005
	Sanyang Motor Co. Ltd.	47,000	89,206
	Savior Lifetec Corp.	58,000	38,069
	ScinoPharm Taiwan Ltd.	40,000	31,133
	SDI Corp.	14,000	39,032
	Sea Sonic Electronics Co. Ltd.	1,000	2,049
	Senao International Co. Ltd.	22,000	20,188
	Senao Networks, Inc.	5,815	24,820
	Sensortek Technology Corp.	3,000	17,471
	Sercomm Corp.	26,000	70,276
	Sesoda Corp.	29,000	30,679
	Shanghai Commercial & Savings Bank Ltd.	405,000	507,324
	Sharehope Medicine Co. Ltd.	12,639	9,568
#	ShenMao Technology, Inc.	22,000	77,833
#	Shih Her Technologies, Inc.	10,733	60,544

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Shih Wei Navigation Co. Ltd.	61,790	$34,647
	Shihlin Electric & Engineering Corp.	12,000	86,797
	Shin Ruenn Development Co. Ltd.	24,000	35,791
	Shin Zu Shing Co. Ltd.	6,926	45,758
	Shinkong Insurance Co. Ltd.	36,000	128,445
*	Shuttle, Inc.	51,000	26,163
	Sigurd Microelectronics Corp.	76,046	311,765
	Silergy Corp.	22,000	194,196
	Simplo Technology Co. Ltd.	26,000	285,969
	Sincere Navigation Corp.	62,830	58,011
	Sino-American Silicon Products, Inc.	61,000	231,071
	Sinon Corp.	64,000	92,228
	SinoPac Financial Holdings Co. Ltd.	183,150	165,894
	Sinphar Pharmaceutical Co. Ltd.	27,216	26,900
	Sitronix Technology Corp.	8,000	49,342
	Siward Crystal Technology Co. Ltd.	33,000	29,254
	Solar Applied Materials Technology Corp.	35,000	70,594
	Solteam, Inc.	19,197	30,435
	Sonix Technology Co. Ltd.	16,000	18,437
	Southeast Cement Co. Ltd.	19,000	9,795
	Speed Tech Corp.	12,000	13,844
#	Sports Gear Co. Ltd.	24,000	76,880
	St. Shine Optical Co. Ltd.	10,000	35,883
	Standard Chemical & Pharmaceutical Co. Ltd.	10,000	19,398
	Standard Foods Corp.	45,000	41,401
*	Starlux Airlines Co. Ltd.	106,000	77,308
	STL Technology Co. Ltd.	3,000	13,908
	Sun Max Tech Ltd.	7,331	15,451
*	Sun Yad Construction Co. Ltd.	69,377	30,507
		Shares	Value»
TAIWAN — (Continued)
	Sunjuice Holdings Co. Ltd.	3,000	$14,907
	Sunny Friend Environmental Technology Co. Ltd.	10,000	24,342
*	Sunplus Technology Co. Ltd.	35,000	24,346
	Sunrex Technology Corp.	31,685	37,806
	Superalloy Industrial Co. Ltd.	15,000	21,838
#	Supreme Electronics Co. Ltd.	78,340	208,125
	Sweeten Real Estate Development Co. Ltd.	51,417	41,949
	Symtek Automation Asia Co. Ltd.	7,269	33,565
	Syncmold Enterprise Corp.	13,000	28,073
	Synmosa Biopharma Corp.	24,411	25,103
	Systex Corp.	32,000	117,476
	TA Chen Stainless Pipe	322,146	399,918
	Ta Ya Electric Wire & Cable	76,090	100,099
	Tai Tung Communication Co. Ltd.	18,689	12,259
	Taichung Commercial Bank Co. Ltd.	772,546	490,564
	TaiDoc Technology Corp.	3,000	12,773
#	Taiflex Scientific Co. Ltd.	38,136	105,374
	Taimide Tech, Inc.	15,000	29,439
	Tainan Enterprises Co. Ltd.	14,000	11,433
	TaiSol Electronics Co. Ltd.	10,000	16,123
	Taita Chemical Co. Ltd.	52,132	20,125
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	49,070
	Taiwan Business Bank	1,452,602	707,816
	Taiwan Cogeneration Corp.	81,000	111,019
	Taiwan Fertilizer Co. Ltd.	23,000	33,793
	Taiwan Fire & Marine Insurance Co. Ltd.	33,600	52,303
	Taiwan FU Hsing Industrial Co. Ltd.	31,200	47,450

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Glass Industry Corp.	173,000	$261,456
	Taiwan Hon Chuan Enterprise Co. Ltd.	30,311	115,120
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	31,147	34,898
††	Taiwan Land Development Corp.	129,466	2,067
	Taiwan Line Tek Electronic	10,300	7,941
	Taiwan Navigation Co. Ltd.	52,000	51,211
	Taiwan Paiho Ltd.	38,000	60,145
	Taiwan PCB Techvest Co. Ltd.	48,000	53,763
	Taiwan Sanyo Electric Co. Ltd.	27,000	29,466
	Taiwan Semiconductor Co. Ltd.	10,000	20,103
	Taiwan Surface Mounting Technology Corp.	36,000	105,015
	Taiyen Biotech Co. Ltd.	28,000	28,046
#	Tatung Co. Ltd.	182,000	223,232
	TCC Group Holdings Co. Ltd.	900,000	753,010
	TCI Co. Ltd.	18,000	87,163
	Teco Electric & Machinery Co. Ltd.	158,000	403,003
	Test Research, Inc.	6,000	34,068
	Test Rite International Co. Ltd.	44,000	28,321
*	Thermaltake Technology Co. Ltd.	13,000	12,904
	Thinking Electronic Industrial Co. Ltd.	5,000	26,310
	Thye Ming Industrial Co. Ltd.	14,343	32,125
	Ton Yi Industrial Corp.	170,000	96,362
	Tong Hsing Electronic Industries Ltd.	27,460	121,625
#	Tong Yang Industry Co. Ltd.	51,000	176,758
	Tong-Tai Machine & Tool Co. Ltd.	27,000	28,532
	Top Union Electronics Corp.	20,326	18,859
	Topco Technologies Corp.	8,999	17,781
	Topkey Corp.	12,000	60,309
	Topoint Technology Co. Ltd.	23,364	149,633
		Shares	Value»
TAIWAN — (Continued)
	Transcend Information, Inc.	27,000	$224,783
	Trigold Holdings Ltd.	13,000	25,385
	Tripod Technology Corp.	14,000	164,994
	TS Financial Holding Co. Ltd (2887 TT)	3,303,413	2,374,215
	TSC Auto ID Technology Co. Ltd.	4,399	27,048
	TSRC Corp.	50,000	24,138
	Tung Ho Steel Enterprise Corp.	84,190	185,267
	TURVO International Co. Ltd.	5,000	45,581
	TXC Corp.	19,000	51,970
#	TYC Brother Industrial Co. Ltd.	42,000	65,761
	Tyntek Corp.	44,000	27,069
	UDE Corp.	10,000	34,427
	U-Ming Marine Transport Corp.	84,000	165,127
	Unic Technology Corp.	29,000	26,964
	Unimicron Technology Corp.	31,022	368,753
#	Union Bank of Taiwan	325,568	192,948
	Union Insurance Co. Ltd.	12,000	10,922
	Unitech Computer Co. Ltd.	20,000	25,908
#	Unitech Printed Circuit Board Corp.	126,047	205,673
	United Alloy-Tech Co.	11,000	20,823
	United Orthopedic Corp.	10,000	33,963
	United Radiant Technology	21,000	16,387
	Univacco Technology, Inc.	11,000	15,881
	Universal Cement Corp.	80,136	75,193
	UPC Technology Corp.	107,664	38,072
	UPI Semiconductor Corp.	3,000	19,205
	Utechzone Co. Ltd.	5,000	16,823
	Value Valves Co. Ltd.	4,000	10,406
	Ve Wong Corp.	16,000	20,020
	Ventec International Group Co. Ltd.	10,000	28,374
	Visco Vision, Inc.	3,000	16,201
#*	Wafer Works Corp.	98,068	114,629
	Wah Hong Industrial Corp.	15,000	19,736
	Wah Lee Industrial Corp.	34,680	135,891

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Walsin Lihwa Corp.	40,800	$55,839
	Wan Hai Lines Ltd.	71,000	166,282
*	WEI Chih Steel Industrial Co. Ltd.	31,000	19,711
	Weikeng Industrial Co. Ltd.	71,661	69,825
	Well Shin Technology Co. Ltd.	18,000	29,185
	WELLELL, Inc.	9,000	6,580
	Win Semiconductors Corp.	45,000	332,751
*	Winbond Electronics Corp.	581,250	2,298,461
	Winstek Semiconductor Co. Ltd.	9,000	39,704
	Wisdom Marine Lines Co. Ltd.	86,000	192,473
	WITS Corp.	5,000	19,290
	WNC Corp.	24,000	139,964
	Wonderful Hi-Tech Co. Ltd.	11,000	16,491
	WPG Holdings Ltd.	280,000	569,465
	WT Microelectronics Co. Ltd.	98,000	483,818
	XAC Automation Corp.	19,000	15,225
	Xxentria Technology Materials Corp.	9,000	10,888
	Ya Horng Electronic Co. Ltd.	9,000	15,618
	Yageo Corp.	12,004	104,799
	YC INOX Co. Ltd.	47,249	33,578
	Yea Shin International Development Co. Ltd.	42,022	32,859
	Yem Chio Co. Ltd.	94,197	40,228
	YFC-Boneagle Electric Co. Ltd.	15,639	14,002
	Youngtek Electronics Corp.	24,000	54,282
	Yuanta Futures Co. Ltd.	12,213	36,453
	Yuen Foong Yu Consumer Products Co. Ltd.	9,000	10,974
	Yulon Motor Co. Ltd.	63,264	62,211
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,442
	YungShin Global Holding Corp.	29,000	51,295
	Zeng Hsing Industrial Co. Ltd.	9,669	29,421
	Zenitron Corp.	27,000	39,157
		Shares	Value»
TAIWAN — (Continued)
	Zhen Ding Technology Holding Ltd.	119,000	$733,351
	ZillTek Technology Corp.	3,000	17,471
	Zippy Technology Corp.	9,000	14,366
	Zyxel Group Corp.	57,488	66,096
TOTAL TAIWAN			47,987,450
THAILAND — (0.3%)
	Allianz Ayudhya Capital PCL	11,000	12,681
	Amata Corp. PCL	95,200	47,298
#	AP Thailand PCL	357,200	102,679
	Asia Plus Group Holdings PCL	242,500	16,200
	Asian Insulators PCL	77,450	7,378
	Asian Sea Corp. PCL	38,500	9,124
	Bangchak Corp. PCL	174,500	167,820
	Bangkok Land PCL	1,885,500	26,960
	Bangkok Life Assurance PCL, NVDR	19,800	13,401
	Bangkok Ranch PCL	119,400	6,184
	Banpu PCL	1,265,532	215,212
	Berli Jucker PCL	67,100	30,742
	BKI Holdings PCL	16,100	154,071
#	Cal-Comp Electronics Thailand PCL, Class F	234,044	35,398
	Cotto F	308,500	1,863
*	Country Group Development PCL	992,900	3,462
	Dhipaya Group Holdings PCL	53,400	34,248
	Dohome PCL	194,100	21,722
	Frasers Property Thailand PCL	48,300	9,257
	GFPT PCL	114,300	34,812
	Global Green Chemicals PCL	37,300	3,800
	Gunkul Engineering PCL	455,300	26,294
	Hana Microelectronics PCL	88,700	49,117
	IRPC PCL	1,388,500	51,235
	KGI Securities Thailand PCL	250,300	32,806
	Kiatnakin Phatra Bank PCL	38,600	88,286
	Lalin Property PCL	107,600	16,126
	Lam Soon Thailand PCL	56,200	8,423
	Major Cineplex Group PCL	98,500	20,663
	MK Restaurants Group PCL	68,600	41,067

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Northeast Rubber PCL	180,000	$27,325
	Polyplex Thailand PCL	85,200	21,940
#	Precious Shipping PCL	122,800	24,819
	Prima Marine PCL	195,700	44,450
*	Property Perfect PCL	2,489,056	3,917
	PTT Global Chemical PCL	166,200	130,401
#	Quality Houses PCL	813,000	33,357
	Rojana Industrial Park PCL	220,300	32,185
	S Hotels & Resorts PCL	142,900	7,569
	Samart Corp. PCL	50,300	9,401
#	Sansiri PCL	2,197,100	95,770
	Siamgas & Petrochemicals PCL	83,800	19,433
*	SNC Former PCL	53,600	10,094
	SPCG PCL	88,600	27,016
	Sri Trang Agro-Industry PCL	94,500	38,467
#	Sri Trang Gloves Thailand PCL	179,000	50,955
	Srithai Superware PCL	235,400	7,782
	Star Petroleum Refining PCL	181,300	39,016
*	STP & I PCL	34,900	5,071
	Supalai PCL	197,025	113,867
*	Super Energy Corp. PCL	5,131,000	17,731
*	Tata Steel Thailand PCL	749,600	17,864
	Thai Oil PCL	203,910	277,331
	Thai Union Group PCL	51,800	19,410
*	Thaicom PCL	68,300	19,910
	Thoresen Thai Agencies PCL	96,300	12,922
	Triple i Logistics PCL	97,600	12,045
	Vanachai Group PCL	89,800	4,839
TOTAL THAILAND			2,413,216
TURKEY — (0.2%)
	Akcansa Cimento AS	6,916	30,971
	Aksa Akrilik Kimya Sanayii AS	49,968	12,730
*	Aksa Enerji Uretim AS	31,660	53,742
	Albaraka Turk Katilim Bankasi AS	310,912	66,188
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	9,102
		Shares	Value»
TURKEY — (Continued)
	Anadolu Anonim Turk Sigorta Sirketi	52,744	$34,679
#*	Arcelik AS	7,042	18,506
	ARD Grup Bilisim Teknolojileri AS	26,615	28,870
*	Bera Holding AS	140,066	58,088
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	2,327	34,452
	Bursa Cimento Fabrikasi AS	156,049	24,995
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	19,484
	Cimsa Cimento Sanayi VE Ticaret AS	42,458	50,322
#	Dogan Sirketler Grubu Holding AS	117,724	58,795
	Dogus Otomotiv Servis ve Ticaret AS	14,021	74,037
	EGE Gubre Sanayii AS	6,907	14,997
*	Esenboga Elektrik Uretim AS	99,076	8,999
*	Europen Endustri Insaat Sanayi VE Ticaret AS	109,717	12,681
	Global Yatirim Holding AS	225,200	76,052
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	37,167	19,393
	Is Yatirim Menkul Degerler AS	30,125	33,300
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	64,988	42,275
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	170,857	114,581
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,110	19,589
*	Kayseri Seker Fabrikasi AS	215,417	24,274
*	Naturel Yenilenebilir Enerji Ticaret AS	100,670	19,857
*	NET Holding AS	18,466	20,408

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Nuh Cimento Sanayi AS	1,687	$9,321
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	156,277	20,786
*	Orge Enerji Elektrik Taahhut AS	6,233	10,294
	Penta Teknoloji Urunleri Dagitim Ticaret AS	40,375	13,053
*	Reysas Tasimacilik ve Lojistik Ticaret AS	60,744	25,703
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	47,894	50,489
	Sekerbank Turk AS	257,072	54,022
	Tekfen Holding AS	12,587	22,218
*	Tukas Gida Sanayi ve Ticaret AS	565,499	37,768
	Turkiye Sigorta AS	172,306	48,252
#	Ulker Biskuvi Sanayi AS	23,724	74,021
*	Zorlu Enerji Elektrik Uretim AS	195,804	14,891
TOTAL TURKEY			1,362,185
UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	661	2,742
	Abu Dhabi National Hotels	640,279	76,290
*	Abu Dhabi Ports Co. PJSC	136,205	191,515
	Agthia Group PJSC	38,410	38,717
	Ajman Bank PJSC	97,467	39,278
	Aldar Properties PJSC	74,216	194,016
	Amanat Holdings PJSC	220,573	77,456
*	Bank of Sharjah	73,344	25,350
	Dana Gas PJSC	738,561	187,870
	Deyaar Development PJSC	239,303	66,521
	Dubai Investments PJSC	448,790	489,122
	Dubai Islamic Bank PJSC	340,966	897,005
	Emaar Development PJSC	112,658	528,028
	Emaar Properties PJSC	9,451	38,661
*	EMSTEEL Building Materials PJSC	182,719	57,793
*	Modon Holding PSC	27,507	25,339
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	National Central Cooling Co. PJSC	58,193	$47,565
	NMDC Group PJSC	12,736	71,327
*	RAK Properties PJSC	190,074	67,323
	Ras Al Khaimah Ceramics PJSC	90,792	62,812
	Sharjah Islamic Bank	84,403	82,046
*	Union Properties PJSC	403,416	95,617
TOTAL UNITED ARAB EMIRATES			3,362,393
UNITED KINGDOM — (8.2%)
	Advanced Medical Solutions Group PLC	25,528	75,208
*	Afentra PLC	17,799	12,191
	AG Barr PLC	15,726	137,226
	Ashmore Group PLC	40,278	130,680
	Atalaya Mining Copper SA	19,905	278,809
*	Auction Technology Group PLC	5,309	22,462
	Aviva PLC	79,393	692,133
	B&M European Value Retail SA	59,696	144,118
	Balfour Beatty PLC	184,807	1,809,689
	Barratt Redrow PLC	1,141	6,076
	Beazley PLC	157,760	2,450,885
	Begbies Traynor Group PLC	2,192	3,546
	Bellway PLC	22,975	855,013
	Berkeley Group Holdings PLC	13,400	757,084
	Bloomsbury Publishing PLC	23,004	156,486
	Bodycote PLC	3,811	38,986
	Breedon Group PLC	80,612	371,295
	Brooks Macdonald Group PLC	4,090	89,727
	Bunzl PLC	415	11,638
	C&C Group PLC	98,194	146,878
*	Canal & SA	175,700	762,129
*	Capita PLC	4,614	23,882
	Capital Ltd.	44,660	80,796
	Card Factory PLC	91,534	85,130
	Castings PLC	4,281	16,091
	Centaur Media PLC	16,082	9,726
	Central Asia Metals PLC	34,290	104,869
	Centrica PLC	1,652,534	4,327,178
	Chemring Group PLC	70,434	481,512
	Chesnara PLC	45,670	191,140
*	Close Brothers Group PLC	11,462	79,568
Ω	CMC Markets PLC	23,524	105,098
	Costain Group PLC	73,709	178,525

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Cranswick PLC	5,869	$423,630
	Croda International PLC	13,357	499,150
	Currys PLC	618,346	1,239,199
	DCC PLC	18,290	1,159,392
*	DFS Furniture PLC	52,954	143,191
	DiscoverIE Group PLC	24,510	211,058
	dotdigital group PLC	18,632	18,891
	Dowlais Group PLC	46,616	59,412
	Dr. Martens PLC	101,904	93,945
	Drax Group PLC	112,465	1,387,701
	easyJet PLC	72,083	471,637
	Elementis PLC	99,215	218,679
	EnQuest PLC	444,185	75,285
	Essentra PLC	28,329	39,028
	Fevara PLC	8,557	15,865
	Firstgroup PLC	245,111	626,969
Ω	Forterra PLC	52,340	126,977
	Foxtons Group PLC	108,086	79,297
*	Frasers Group PLC	10,215	97,308
	Fresnillo PLC	51,284	2,525,561
*	Frontier Developments PLC	3,815	24,898
	Fuller Smith & Turner PLC, Class A	11,027	101,649
	Future PLC	15,073	111,560
	Galliford Try Holdings PLC	632	4,539
	Gamma Communications PLC	7,215	89,869
	GB Group PLC	23,451	76,908
	Genuit Group PLC	68,897	313,685
*	Georgia Capital PLC	13,296	614,807
	Gooch & Housego PLC	4,041	38,526
	Goodwin PLC	300	103,401
	Grafton Group PLC, CDI	62,324	796,862
	Grainger PLC	7,382	19,649
*	Greencore Group PLC	66,402	0
	Greencore Group PLC GNC LN	188,692	746,242
*	Griffin Mining Ltd.	5,698	23,991
	Gulf Keystone Petroleum Ltd.	119,124	297,260
*	Gulf Marine Services PLC	55,013	17,117
*Ω	Gym Group PLC	57,218	132,785
	Halfords Group PLC	42,184	86,754
	Harbour Energy PLC	20,829	66,713
	Hargreaves Services PLC	7,040	72,061
	Harworth Group PLC	35,731	80,573
	Hays PLC	87,496	56,896
	Helical PLC	20,917	55,186
		Shares	Value»
UNITED KINGDOM — (Continued)
	Henry Boot PLC	16,735	$44,406
	Hikma Pharmaceuticals PLC	24,125	506,055
	Hill & Smith PLC	39	1,192
	Hilton Food Group PLC	3,930	25,420
	Hiscox Ltd.	87,828	1,786,364
	Hochschild Mining PLC	102,345	923,618
Ω	Hostelworld Group PLC	6,358	10,208
	Hunting PLC	40,907	248,880
Ω	Ibstock PLC	92,007	160,079
	IG Group Holdings PLC	22,586	419,016
	Inchcape PLC	83,863	937,791
	Investec PLC	196,592	1,632,545
	Ithaca Energy PLC	36,058	91,068
	ITV PLC	958,370	1,068,529
	J D Wetherspoon PLC	14,617	134,040
	J Sainsbury PLC	531,830	2,330,326
*	James Fisher & Sons PLC	12,277	75,164
	JD Sports Fashion PLC	431,556	482,966
	JET2 PLC	2,505	42,466
#*	John Wood Group PLC	97,113	34,525
	Johnson Matthey PLC	36,697	1,186,702
	Johnson Service Group PLC	111,790	216,203
	Jupiter Fund Management PLC	120,501	309,761
	Just Group PLC	337,292	999,289
	Keller Group PLC	36,172	880,409
	Kier Group PLC	121,707	372,944
	Kingfisher PLC	563,532	2,596,976
	Kitwave Group PLC	6,746	27,369
	Knights Group Holdings PLC	8,419	22,693
	Lancashire Holdings Ltd.	70,702	597,102
	Lion Finance Group PLC	13,268	1,833,098
	Liontrust Asset Management PLC	12,978	42,043
	London Investment Group PLC	9,126	48,659
	Macfarlane Group PLC	49,928	49,177
	Man Group PLC	249,859	901,841
	Marks & Spencer Group PLC	447,168	2,242,637
	Marshalls PLC	30,528	65,389

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Marston's PLC	333,418	$275,714
	Mears Group PLC	33,511	168,314
	Melrose Industries PLC	110,581	950,768
*	Mitchells & Butlers PLC	157,866	570,504
	MJ Gleeson PLC	7,428	39,346
	Mondi PLC	36,114	422,036
	Morgan Advanced Materials PLC	55,448	173,659
	Morgan Sindall Group PLC	13,469	911,076
	MP Evans Group PLC	11,582	207,147
	NCC Group PLC	80,607	155,398
	Norcros PLC	9,430	45,803
Ω	On the Beach Group PLC	16,354	49,131
	OSB Group PLC	116,554	974,187
	Pan African Resources PLC	465,482	823,839
	Paragon Banking Group PLC	16,785	204,257
	Pearson PLC (PSO US), Sponsored ADR	18,663	245,605
	Pearson PLC (PSON LN)	27,466	361,259
	Persimmon PLC	88,805	1,710,138
	Pets at Home Group PLC	141,097	395,164
	Pharos Energy PLC	110,849	33,221
	Phoenix Group Holdings PLC	14,930	151,326
	Porvair PLC	4,181	48,484
	PPHE Hotel Group Ltd.	448	10,976
	Premier Foods PLC	232,062	600,554
	QinetiQ Group PLC	72,120	496,864
	Rank Group PLC	84,921	102,184
	Reach PLC	153,917	135,068
#	Rentokil Initial PLC RTO US, Sponsored ADR	38,415	1,210,457
	RHI Magnesita NV	1,673	63,520
	RS Group PLC	57,717	529,990
Ω	Sabre Insurance Group PLC	57,957	103,153
*	Saga PLC	15,962	113,801
	Savills PLC	33,431	493,385
	Schroders PLC	122,972	761,655
	Secure Trust Bank PLC	1,288	25,596
	Senior PLC	117,044	391,658
	Serco Group PLC	270,573	1,110,955
	Serica Energy PLC	47,698	140,899
*	SigmaRoc PLC	76,223	149,602
		Shares	Value»
UNITED KINGDOM — (Continued)
	Smith & Nephew PLC (SN LN)	42,829	$729,946
#	Smith & Nephew PLC (SNN US), Sponsored ADR	15,840	540,778
	Speedy Hire PLC	139,827	48,907
Ω	Spire Healthcare Group PLC	73,050	204,717
	Tate & Lyle PLC	31,039	160,584
	TBC Bank Group PLC	13,433	781,024
*	Team Internet Group PLC	26,312	17,665
	TP ICAP Group PLC	321,882	1,122,856
	Travis Perkins PLC	4,302	36,829
*	TT Electronics PLC	26,089	40,018
*	Vanquis Banking Group PLC	12,468	20,346
	Vertu Motors PLC	110,788	95,435
	Vesuvius PLC	58,685	369,297
	Victrex PLC	8,028	72,143
*	Vistry Group PLC	118,116	1,076,309
	Volex PLC	6,688	40,344
	Vp PLC	3,924	28,970
*Ω	Watches of Switzerland Group PLC	46,136	328,610
	Whitbread PLC	23,029	859,636
	WPP PLC (WPP LN)	18,600	77,157
#	WPP PLC (WPP US), Sponsored ADR	21,361	446,018
	YouGov PLC	11,977	39,255
	Young & Co.'s Brewery PLC (YNGA LN), Class A	5,710	64,971
	Young & Co.'s Brewery PLC (YNGN LN)	3,006	24,447
	Zigup PLC	74,561	388,954
	Zotefoams PLC	8,589	48,890
TOTAL UNITED KINGDOM			74,447,629
UNITED STATES — (0.3%)
	Diversified Energy Co. DEC LN	2,073	27,042
	Diversified Energy Co. DEC US	5,054	67,673
	International Paper Co.	24,613	986,172
#	Qiagen NV	21,057	1,123,373
	Royal Gold, Inc.	1,291	339,835

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
#*	Sunococorp LLC	8,972	$481,109
TOTAL UNITED STATES			3,025,204
TOTAL COMMON STOCKS			880,985,294
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.1%)
	Banco ABC Brasil SA, 9.667%	24,290	123,787
Ω	Banco BMG SA, 10.786%	31,649	30,129
	Banco do Estado do Rio Grande do Sul SA, 8.900%	67,206	229,990
	Banco Pine SA, 5.174%	12,348	31,370
	Cia de Ferro Ligas da Bahia FERBASA, 8.707%	31,600	50,317
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,833	41,898
	Eucatex SA Industria e Comercio, 5.357%	14,000	55,864
	Gerdau SA, 2.765%	31,567	134,480
*	Localiza Rent a Car SA	2,284	20,250
	Randoncorp SA, 0.726%	39,954	48,892
	Schulz SA, 11.852%	9,400	9,538
TOTAL BRAZIL			776,515
COLOMBIA — (0.0%)
	Grupo Argos SA, 4.719%	18,029	71,104
	Grupo de Inversiones Suramericana SA, 2.879%	24,923	351,238
TOTAL COLOMBIA			422,342
GERMANY — (0.2%)
	Draegerwerk AG & Co. KGaA, 2.296%	1,767	186,593
	Einhell Germany AG, 1.716%	999	104,121
	FUCHS SE, 3.204%	8,763	378,797
	Jungheinrich AG, 2.208%	10,257	441,407
	Sixt SE, 5.075%	3,785	238,644
	STO SE & Co. KGaA, 2.829%	583	81,728
		Shares	Value»

GERMANY — (Continued)
	Villeroy & Boch AG, 5.099%	889	$18,963
TOTAL GERMANY			1,450,253
TOTAL PREFERRED STOCKS			2,649,110
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*††	Wiluna Mining Corp. Ltd. Warrants	13,267	351
BRAZIL — (0.0%)
*	Banco BMG SA Rights 03/02/2026	2,611	397
HONG KONG — (0.0%)
*	Jutal Offshore Oil Services Ltd. Rights 02/26/2026	15,666	722
ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/2030	2,669	0
MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	184,708	3,748
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/06/2026	3,571	1,964
TAIWAN — (0.0%)
*	Kinsus Interconnect Technology Corp. Rights 01/26/2026	5,515	18,751
*	Speed Tech Corp. Rights 01/15/2026	1,211	135
TOTAL TAIWAN			18,886
THAILAND — (0.0%)
*	Better World Green PCL Warrants	344,332	0
TOTAL RIGHTS/WARRANTS			26,068
TOTAL INVESTMENT SECURITIES (Cost $521,628,917)			883,660,472

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	2,494,412	$28,852,862
TOTAL INVESTMENTS — (100.0%)
(Cost $550,481,757)^^			$912,513,334
As of January 31, 2026, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	8	03/20/26	$2,783,519	$2,786,300	$2,781
Total Futures Contracts			$2,783,519	$2,786,300	$2,781
As of January 31, 2026, the value of Rule 144A securities amounted to $31,020,688 or 3.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$128,357	$37,633,270	$203,677	$37,965,304
Austria	—	6,918,537	—	6,918,537
Belgium	—	8,536,483	—	8,536,483
Brazil	7,115,014	8,179	—	7,123,193
Canada	81,388,926	6,955	17	81,395,898
Chile	—	953,359	—	953,359
China	2,977,008	76,244,531	30,996	79,252,535
Colombia	264,700	—	—	264,700
Denmark	—	16,693,873	—	16,693,873
Finland	18,500	14,055,758	—	14,074,258
France	—	30,274,398	—	30,274,398
Germany	—	27,538,564	—	27,538,564
Greece	63,147	1,209,027	—	1,272,174
Hong Kong	—	8,006,303	3,831	8,010,134
Hungary	—	364,915	—	364,915
India	35,715	43,526,687	—	43,562,402
Indonesia	—	3,732,514	1,573	3,734,087
Ireland	—	11,311,666	—	11,311,666
Israel	285,053	10,366,295	—	10,651,348
Italy	1,177,166	33,520,199	—	34,697,365
Japan	—	139,797,999	—	139,797,999
Kuwait	—	1,220,014	8,642	1,228,656
Malaysia	—	3,854,675	15	3,854,690
Mexico	5,830,890	6,739	—	5,837,629
Netherlands	—	19,792,763	—	19,792,763
New Zealand	—	1,435,098	—	1,435,098
Norway	—	4,655,889	—	4,655,889
Philippines	—	808,117	910	809,027
Poland	—	2,977,453	—	2,977,453

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$4,696,325	—	$4,696,325
Qatar	—	1,338,539	—	1,338,539
Saudi Arabia	—	5,767,916	—	5,767,916
Singapore	—	6,338,674	—	6,338,674
South Africa	$4,354,113	7,041,068	—	11,395,181
South Korea	—	31,376,267	$7,437	31,383,704
Spain	—	18,887,448	—	18,887,448
Sweden	45,049	15,614,986	—	15,660,035
Switzerland	1,754,088	46,180,910	—	47,934,998
Taiwan	—	47,985,383	2,067	47,987,450
Thailand	—	2,413,216	—	2,413,216
Turkey	—	1,362,185	—	1,362,185
United Arab Emirates	—	3,362,393	—	3,362,393
United Kingdom	2,442,858	72,004,771	—	74,447,629
United States	1,461,566	1,563,638	—	3,025,204
Preferred Stocks
Brazil	776,515	—	—	776,515
Colombia	422,342	—	—	422,342
Germany	—	1,450,253	—	1,450,253
Rights/Warrants
Australia	—	—	351	351
Brazil	—	397	—	397
Hong Kong	—	722	—	722
Italy	—	—	—	—
Malaysia	—	3,748	—	3,748
Spain	—	1,964	—	1,964
Taiwan	—	18,886	—	18,886
Thailand	—	—	—	—
Securities Lending Collateral	—	28,852,862	—	28,852,862
Total Investments in Securities	$110,541,007	$801,712,811	$259,516˂˃	$912,513,334
Financial Instruments
Assets
Futures Contracts**	2,781	—	—	2,781
Total Financial Instruments	$2,781	—	—	$2,781
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (4.0%)
#	Accent Group Ltd.	139,081	$89,321
#	Acrow Ltd.	88,714	63,453
#	Adairs Ltd.	80,169	97,345
*	Aeris Resources Ltd.	157,170	66,046
	AGL Energy Ltd.	83,275	523,933
*	AIC Mines Ltd.	217,295	95,029
#*	Ainsworth Game Technology Ltd.	68,629	49,501
#*	Alkane Resources Ltd.	156,660	169,636
*	Alligator Energy Ltd.	469,718	15,656
	ALS Ltd.	101,685	1,733,878
*	AMA Group Ltd.	24,194	12,616
	Amotiv Ltd.	46,944	273,870
	AMP Ltd.	773,230	905,233
*	Amplitude Energy Ltd.	99,587	216,336
#	Ampol Ltd.	41,379	831,333
	Ansell Ltd.	47,501	1,076,950
#*	Anson Resources Ltd.	349,043	15,026
	ANZ Group Holdings Ltd.	162,549	4,135,301
	APA Group	144,369	888,806
#*	Appen Ltd.	37,273	47,741
*	Arafura Rare Earths Ltd. (ARU AU)	443,271	69,576
	ARB Corp. Ltd.	23,940	428,142
	Aristocrat Leisure Ltd.	33,567	1,247,005
#	ARN Media Ltd.	85,589	22,071
	ASX Ltd.	8,387	333,839
	Atlas Arteria Ltd.	133,486	460,671
	AUB Group Ltd. AUB AU	26,795	562,438
	AUB Group Ltd. AUBXX AU	3,148	66,224
*	Aurelia Metals Ltd.	437,900	92,772
	Aurizon Holdings Ltd.	574,668	1,469,986
	Aussie Broadband Ltd.	60,547	189,954
*	Austal Ltd.	145,296	700,681
#	Austin Engineering Ltd.	131,962	23,359
#*	Australian Agricultural Co. Ltd.	61,815	58,653
#	Australian Clinical Labs Ltd.	68,828	130,500
	Australian Ethical Investment Ltd.	36,512	116,164
	Australian Finance Group Ltd.	60,542	86,567
#*	Australian Strategic Materials Ltd.	27,243	31,635
		Shares	Value»
AUSTRALIA — (Continued)
#	Autosports Group Ltd.	16,665	$44,171
*	Baby Bunting Group Ltd.	37,265	61,975
	Bank of Queensland Ltd.	218,932	1,031,140
#	Bapcor Ltd.	114,656	169,519
*	BCI Minerals Ltd.	209,203	60,615
#	Beach Energy Ltd.	549,533	471,028
#	Beacon Lighting Group Ltd.	27,743	48,123
*	Beetaloo Energy Australia Ltd.	124,993	22,229
	Bega Cheese Ltd.	103,747	439,135
	Bell Financial Group Ltd.	47,306	43,020
*	Bellevue Gold Ltd.	335,185	393,062
	Bendigo & Adelaide Bank Ltd.	133,460	1,016,271
	BHP Group Ltd. (BHP AU)	437,849	15,080,550
	BHP Group Ltd. (BHP LN), Class DI	36,303	1,252,803
#	BHP Group Ltd. (BHP US), Sponsored ADR	52,042	3,576,847
	Bisalloy Steel Group Ltd.	3,803	14,871
#*	Black Cat Syndicate Ltd. (BC8 AU)	39,271	36,474
	BlueScope Steel Ltd.	91,602	1,911,831
#*	Boss Energy Ltd.	108,200	143,347
*	Botanix Pharmaceuticals Ltd.	207,005	15,834
	Brambles Ltd.	208,343	3,234,046
#	Bravura Solutions Ltd.	115,951	164,504
#	Breville Group Ltd.	31,644	705,120
	Capral Ltd.	5,742	49,040
*	Capricorn Metals Ltd.	132,193	1,238,174
	CAR Group Ltd.	8,393	160,599
#*	Carnarvon Energy Ltd.	648,669	44,015
#*	Catapult Sports Ltd.	33,176	80,459
	Cedar Woods Properties Ltd.	24,634	138,857
	Challenger Ltd.	186,945	1,190,735
	Champion Iron Ltd.	101,742	410,928
#*	Chrysos Corp. Ltd.	9,367	51,543
	Civmec Australia Ltd.	80,600	87,293
	Cleanaway Waste Management Ltd.	594,561	1,019,104

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Clinuvel Pharmaceuticals Ltd.	10,177	$77,717
*	Coast Entertainment Holdings Ltd.	171,604	64,890
#	Cobram Estate Olives Ltd.	29,964	78,026
	Cochlear Ltd.	5,480	1,021,436
	Codan Ltd.	50,884	1,339,868
#	Cogstate Ltd.	19,223	28,818
	Coles Group Ltd.	177,481	2,622,253
	Collins Foods Ltd.	56,133	416,556
*	Comet Ridge Ltd.	142,861	13,416
	Commonwealth Bank of Australia	55,690	5,765,076
	Computershare Ltd.	66,614	1,512,841
#Ω	Coronado Global Resources, Inc., CDI	114,480	32,232
#††	Corporate Travel Management Ltd.	31,005	260,164
	Credit Corp. Group Ltd.	22,305	219,093
	CSL Ltd.	14,855	1,871,876
	Dalrymple Bay Infrastructure Ltd.	78,702	266,233
	Data#3 Ltd.	52,371	354,738
#*	Deep Yellow Ltd.	250,673	489,509
*	Develop Global Ltd.	50,294	180,692
	Dicker Data Ltd.	24,656	171,913
#	Domino's Pizza Enterprises Ltd.	15,318	242,637
	Downer EDI Ltd.	202,815	1,131,024
*	DUG Technology Ltd.	22,647	29,559
	Duratec Ltd.	38,399	57,578
	Dyno Nobel Ltd.	574,618	1,399,476
	Eagers Automotive Ltd.	56,784	1,054,117
*††	Elanor Investor Group	19,470	2,088
#	Elders Ltd.	63,886	327,271
#*	Electro Optic Systems Holdings Ltd.	60,028	362,746
*	Emeco Holdings Ltd.	87,420	79,919
*	Emerald Resources NL	204,363	960,805
#*	EML Payments Ltd.	97,511	55,602
#	Endeavour Group Ltd.	404,682	1,039,606
	EQT Holdings Ltd.	6,372	108,707
	Euroz Hartleys Group Ltd.	18,894	16,317
	Evolution Mining Ltd.	618,375	5,938,396
	EVT Ltd.	31,852	275,774
#	Fiducian Group Ltd.	1,992	14,926
#††	Firefinch Ltd.	50,216	1,311
	FleetPartners Group Ltd.	73,519	146,120
	Fleetwood Ltd.	28,254	54,663
		Shares	Value»
AUSTRALIA — (Continued)
#	Flight Centre Travel Group Ltd.	40,153	$450,327
	Fortescue Ltd.	221,560	3,208,380
#	G8 Education Ltd.	397,771	184,817
#	Generation Development Group Ltd.	34,296	127,568
#*	Genesis Minerals Ltd.	147,776	729,716
	GR Engineering Services Ltd.	29,384	88,448
	GrainCorp Ltd., Class A	75,363	377,903
*	Grange Resources Ltd.	238,429	42,681
	GWA Group Ltd.	72,185	133,546
	Hansen Technologies Ltd.	47,570	164,278
	Harvey Norman Holdings Ltd.	168,766	758,386
	Healius Ltd.	115,502	72,304
	Helia Group Ltd.	140,658	568,755
	Helloworld Travel Ltd.	30,924	43,510
*	Hipages Group Holdings Ltd.	12,881	9,277
	Horizon Oil Ltd.	202,365	31,580
	HUB24 Ltd.	9,731	681,832
#	Humm Group Ltd.	182,369	94,718
#	IDP Education Ltd.	32,070	139,559
*	IGO Ltd.	210,057	1,200,734
	Iluka Resources Ltd.	119,027	436,220
	Imdex Ltd.	181,352	468,765
*	Immutep Ltd. (IMM AU)	318,779	87,751
	Inghams Group Ltd.	115,757	201,197
*	Insignia Financial Ltd.	198,430	641,137
	Insurance Australia Group Ltd.	461,627	2,433,763
#	Integral Diagnostics Ltd.	90,368	164,217
#*	ioneer Ltd.	109,921	11,417
#	IPD Group Ltd.	13,727	42,006
	IPH Ltd.	66,257	171,924
	IRESS Ltd.	49,835	280,571
	IVE Group Ltd.	47,768	100,052
*	James Hardie Industries PLC	645	14,829
*	James Hardie Industries PLC (JHX AU), CDI	43,669	995,082
	JB Hi-Fi Ltd.	33,341	1,878,450
*	Judo Capital Holdings Ltd.	253,347	319,263
#	Jumbo Interactive Ltd.	12,500	89,217
#	Jupiter Mines Ltd.	375,027	71,045
#	Karoon Energy Ltd.	161,254	190,900
#*	Kelly Partners Group Holdings Ltd.	6,429	29,740

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Kelsian Group Ltd.	57,067	$154,983
#	Kogan.com Ltd.	18,143	46,221
#	L1 Group Ltd.	163,923	139,654
	Lendlease Corp. Ltd.	183,258	613,275
#*††	Leo Lithium Ltd.	35,869	0
	Liberty Financial Group Ltd.	3,657	10,361
#*	Lifestyle Communities Ltd.	29,979	115,071
	Lindsay Australia Ltd.	117,737	54,578
	Lottery Corp. Ltd.	340,266	1,212,172
*	Lotus Resources Ltd.	33,687	70,172
	Lovisa Holdings Ltd.	19,939	427,659
	Lycopodium Ltd.	11,283	123,237
*	Lynas Rare Earths Ltd.	92,905	935,193
	MA Financial Group Ltd.	19,168	138,158
#	Maas Group Holdings Ltd.	20,394	77,094
	Macmahon Holdings Ltd.	525,240	237,108
	Macquarie Group Ltd.	15,513	2,276,684
*	Macquarie Technology Group Ltd.	2,696	131,101
#	Mader Group Ltd.	14,929	85,255
	Magellan Financial Group Ltd.	56,253	340,071
*	Mayne Pharma Group Ltd.	20,385	39,686
	McMillan Shakespeare Ltd.	21,795	258,382
	Medibank Pvt Ltd.	357,450	1,146,937
*	Megaport Ltd.	25,404	202,864
#*	Mesoblast Ltd. (MSB AU)	379,344	665,405
*	Metals X Ltd.	294,661	263,015
	Metcash Ltd.	380,940	878,226
*	MGX Resources Ltd.	260,860	88,427
#*	Mineral Resources Ltd.	24,487	963,206
	Monadelphous Group Ltd.	37,594	808,882
#	Monash IVF Group Ltd.	105,786	51,727
	MotorCycle Holdings Ltd.	9,989	19,225
*	Myer Holdings Ltd.	428,063	129,201
	MyState Ltd.	51,906	161,786
#*	Nanosonics Ltd.	5,619	15,172
	National Australia Bank Ltd.	211,468	6,352,373
	Navigator Global Investments Ltd.	145,868	321,223
	Netwealth Group Ltd.	44,623	756,084
	New Hope Corp. Ltd.	161,692	507,017
#*	NEXTDC Ltd.	88,855	820,976
	nib holdings Ltd.	143,169	667,772
		Shares	Value»
AUSTRALIA — (Continued)
#	Nick Scali Ltd.	27,296	$463,672
	Nickel Industries Ltd.	541,366	342,720
	Nine Entertainment Co. Holdings Ltd.	435,013	344,970
	Northern Star Resources Ltd.	258,418	4,750,575
#*	Novonix Ltd.	20,376	5,316
	NRW Holdings Ltd.	213,519	770,424
*	Nufarm Ltd.	92,163	150,498
*	Nuix Ltd.	41,496	49,659
	Objective Corp. Ltd.	6,963	72,880
#*	OFX Group Ltd.	34,591	12,040
	OM Holdings Ltd.	46,008	9,383
*	Omni Bridgeway Ltd.	56,330	60,504
	oOh!media Ltd.	197,528	171,235
*	Ora Banda Mining Ltd.	48,859	40,953
	Orica Ltd.	102,947	1,833,918
	Origin Energy Ltd.	241,189	1,978,066
	Orora Ltd.	402,225	571,161
	Pacific Current Group Ltd.	15,421	106,119
#*,*	Paladin Energy Ltd.	76,725	716,292
*	Pantoro Gold Ltd.	41,152	136,523
#*	Paragon Care Ltd.	88,823	12,960
	Peet Ltd.	131,518	183,754
#*	Peninsula Energy Ltd.	87,127	55,073
	Pepper Money Ltd.	22,882	31,122
	Perenti Ltd.	285,645	549,898
	Perpetual Ltd.	35,235	441,228
	Perseus Mining Ltd.	649,534	2,501,676
#	Peter Warren Automotive Holdings Ltd.	23,508	28,855
*	PEXA Group Ltd.	41,157	393,502
#	Pinnacle Investment Management Group Ltd.	7,316	85,797
*	PLS Group Ltd.	235,156	689,990
	Praemium Ltd.	17,729	9,308
	Premier Investments Ltd.	28,936	268,016
	Pro Medicus Ltd.	13,699	1,751,325
	Propel Funeral Partners Ltd.	17,155	58,783
#	PWR Holdings Ltd.	23,772	153,613
	Qantas Airways Ltd.	74,582	521,449
	QBE Insurance Group Ltd.	405,890	5,563,036
	Qube Holdings Ltd.	310,211	1,026,044
	Ramelius Resources Ltd.	601,153	1,851,440
#	Ramsay Health Care Ltd.	48,246	1,217,043
#	REA Group Ltd.	7,988	1,050,293
#*	ReadyTech Holdings Ltd.	11,844	20,807
#	Reece Ltd.	21,676	221,875

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Regal Partners Ltd.	43,887	$95,821
	Regis Healthcare Ltd.	64,338	301,652
	Regis Resources Ltd.	299,409	1,560,596
	Reliance Worldwide Corp. Ltd.	227,602	591,438
*	Renascor Resources Ltd.	246,107	14,525
*	Resolute Mining Ltd.	773,535	692,949
#*	Retail Food Group Ltd.	19,779	20,499
	Ridley Corp. Ltd.	129,096	224,098
#	Rio Tinto Ltd.	47,943	4,994,930
*	RPMGlobal Holdings Ltd.	57,648	199,628
*	Sandfire Resources Ltd.	206,290	2,799,156
	Santos Ltd.	928,732	4,529,192
	SEEK Ltd.	52,818	767,154
#*	Select Harvests Ltd.	43,556	134,298
	Servcorp Ltd.	17,474	93,902
	Service Stream Ltd.	247,108	391,643
	SGH Ltd.	33,336	1,068,355
	Shaver Shop Group Ltd.	37,320	38,980
#	Sigma Healthcare Ltd.	456,567	978,351
*	Silver Mines Ltd.	257,378	42,747
	Sims Ltd. (SGM AU)	51,609	722,586
	SmartGroup Corp. Ltd.	30,144	176,787
	Solvar Ltd.	55,550	71,962
	Sonic Healthcare Ltd.	56,634	905,681
	South32 Ltd. (S32 AU)	467,955	1,482,419
	Southern Cross Electrical Engineering Ltd.	83,115	147,611
#	Southern Cross Media Group Ltd.	108,427	48,441
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	198,496	416,241
*	St Barbara Ltd.	310,903	152,352
	Stanmore Resources Ltd.	107,303	224,620
#	Steadfast Group Ltd.	222,164	804,565
*	Strickland Metals Ltd.	90,317	11,773
	Suncorp Group Ltd.	160,468	1,889,019
*	Sunstone Metals Ltd.	566,416	7,028
	Super Retail Group Ltd.	81,947	836,208
*	Superloop Ltd.	120,069	191,318
#*	Syrah Resources Ltd.	121,912	19,635
	Tabcorp Holdings Ltd.	771,215	473,433
	Technology One Ltd.	81,650	1,425,511
#*	Telix Pharmaceuticals Ltd.	8,707	63,529
		Shares	Value»
AUSTRALIA — (Continued)
	Telstra Group Ltd. (TLS AU)	455,524	$1,547,549
*	Temple & Webster Group Ltd.	6,889	57,298
#	Ten Sixty Four Ltd.	85,990	6,587
#	TPG Telecom Ltd.	85,414	230,410
	Transurban Group	142,785	1,381,127
#	Treasury Wine Estates Ltd.	97,931	364,929
*	Tuas Ltd.	70,104	346,729
#*	Tyro Payments Ltd.	122,786	81,053
#	Universal Store Holdings Ltd.	2,706	15,564
*	Vault Minerals Ltd.	354,748	1,357,540
	Ventia Services Group Pty. Ltd.	320,736	1,284,535
Ω	Viva Energy Group Ltd.	310,762	389,025
#*	Vulcan Energy Resources Ltd.	96,841	265,519
	Wagners Holding Co. Ltd.	3,531	8,802
#	Washington H Soul Pattinson & Co. Ltd.	25,375	679,380
#*	WEB Travel Group Ltd.	39,553	126,568
#	Webjet Group Ltd.	88,207	49,236
	Wesfarmers Ltd.	85,628	4,939,614
*	West African Resources Ltd.	453,612	1,099,057
	Westgold Resources Ltd.	277,928	1,325,077
	Westpac Banking Corp.	185,464	4,983,250
	Whitehaven Coal Ltd.	259,742	1,586,932
#	WiseTech Global Ltd.	8,765	351,184
	Woodside Energy Group Ltd. (WDS AU)	121,140	2,138,908
	Woodside Energy Group Ltd. (WDS LN)	19,303	341,015
#	Woodside Energy Group Ltd. (WDS US), ADR	26,346	464,214
	Woolworths Group Ltd.	68,332	1,466,431
	Worley Ltd.	99,349	924,096
#*	Xero Ltd.	13,958	909,660
	XRF Scientific Ltd.	28,628	43,280
#	Yancoal Australia Ltd.	114,661	458,972
#*	Zip Co. Ltd.	104,780	193,304
TOTAL AUSTRALIA			212,233,269
AUSTRIA — (0.5%)
*	Addiko Bank AG	4,609	139,263

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Agrana Beteiligungs AG	3,069	$41,520
	ANDRITZ AG	21,497	1,860,014
*	AT&S Austria Technologie & Systemtechnik AG	5,037	226,446
Ω	BAWAG Group AG	25,816	4,199,639
	CA Immobilien Anlagen AG	4,920	146,812
*	CPI Europe AG	6,245	115,196
	DO & Co. AG	3,370	788,115
	Erste Group Bank AG	33,760	4,389,100
*	Eurotelesites AG	17,409	87,635
	EVN AG	13,989	471,355
*	FACC AG	1,947	26,063
	Frequentis AG	473	46,489
*	Immofinanz AG (IIA AV)	12,053	0
#*	Lenzing AG	2,954	89,181
	Mayr Melnhof Karton AG	1,733	196,412
#	Oesterreichische Post AG	9,276	361,755
	OMV AG	48,840	2,901,473
	Palfinger AG	3,950	169,732
	Porr AG	6,862	282,220
	Raiffeisen Bank International AG	26,575	1,339,525
#	SBO AG	2,329	87,500
	Semperit AG Holding	1,666	24,804
	Strabag SE (STR AV), Class BR	5,446	563,939
	Telekom Austria AG	49,868	529,585
*	UBM Development AG	1,357	32,200
	UNIQA Insurance Group AG	36,734	680,937
	Verbund AG	4,926	361,448
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,545	1,221,899
	voestalpine AG	30,687	1,457,187
	Wienerberger AG	35,067	1,159,123
	Zumtobel Group AG	7,184	30,464
TOTAL AUSTRIA			24,027,031
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	2,732,343
	Ageas SA	62,536	4,441,955
*	AGFA-Gevaert NV	61,134	36,188
	Anheuser-Busch InBev SA (ABI BB)	83,257	5,993,089
*	Argenx SE (ARGX BB)	353	296,862
		Shares	Value»
BELGIUM — (Continued)
*	Argenx SE (ARGX US), ADR	673	$565,657
*	Atenor	4,770	15,361
	Azelis Group NV	25,006	247,623
	Barco NV	12,694	174,262
	Bekaert SA	14,584	715,445
#*	bpost SA	21,271	54,889
	Cie d'Entreprises CFE	5,331	57,843
*	CMB Tech NV	31,088	407,829
	Colruyt Group NV	11,361	435,350
	Deceuninck NV	28,652	78,318
	Deme Group NV	2,932	584,464
	D'ieteren Group	4,162	948,014
	Econocom Group SA NV	33,625	69,805
	Elia Group SA	5,960	862,893
	EVS Broadcast Equipment SA	4,646	200,163
	Fagron	23,221	610,465
*	Galapagos NV (GLPG BB)	11,025	371,668
*	Galapagos NV (GLPG NA)	5,777	195,454
	Gimv NV	9,015	486,846
*	Hyloris Pharmaceuticals SA	480	4,534
*	Immobel SA	1,567	44,923
#	Ion Beam Applications	1,418	25,461
	Jensen-Group NV	1,808	135,011
	KBC Group NV	50,894	7,171,754
	Kinepolis Group NV	3,839	121,589
#	Lotus Bakeries NV	137	1,615,181
	Melexis NV	5,015	379,123
#*	Ontex Group NV	16,997	98,854
*	Orange Belgium SA	8,117	185,130
	Proximus SADP	40,263	367,355
#	Recticel SA	16,564	200,431
	Sipef NV	2,093	208,565
#	Solvay SA	27,594	812,372
	Syensqo SA	15,578	1,311,103
#	Tessenderlo Group SA	7,805	253,186
	UCB SA	13,280	4,046,754
	Umicore SA	17,977	427,354
	Van de Velde NV	2,114	75,912
	VGP NV	4,022	493,236
	Viohalco SA	4,480	68,693
TOTAL BELGIUM			38,629,307
BRAZIL — (1.1%)
*	Allianca Saude e Participacoes SA	3,604	3,212
	Allied Tecnologia SA	30,900	49,144
	Allos SA	81,236	476,971

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Alupar Investimento SA	47,889	$308,932
#	Ambev SA (ABEV US), ADR	117,295	326,080
	Anima Holding SA	94,515	93,927
	Armac Locacao Logistica E Servicos SA	6,800	6,189
*	Aura Minerals, Inc.	2,500	159,225
	Auren Energia SA	9,752	20,865
	Axia Energia	74,531	769,987
	B3 SA - Brasil Bolsa Balcao	285,643	876,563
	Banco ABC Brasil SA	2,521	12,848
	Banco Bradesco SA (BBDC3 BZ)	90,192	313,965
	Banco BTG Pactual SA	49,957	569,079
	Banco do Brasil SA	128,624	616,388
	Banco Santander Brasil SA	236,463	1,631,910
	BB Seguridade Participacoes SA	72,955	517,211
	Bemobi Mobile Tech SA	21,514	101,341
*	Blau Farmaceutica SA	21,450	41,451
	Boa Safra Sementes SA	29,560	48,979
	BR Advisory Partners Participacoes SA	16,368	61,674
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,201	122,405
*	Brava Energia	11,391	40,907
	C&A Modas SA	69,733	158,076
	Caixa Seguridade Participacoes SA	23,666	77,841
	Camil Alimentos SA	9,357	11,841
*	Cia Brasileira de Aluminio	86,745	167,795
*	Cia Brasileira de Distribuicao	143,436	104,659
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	2,162	58,078
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	31,737	851,627
	Cia de Saneamento de Minas Gerais Copasa MG	66,502	646,350
		Shares	Value»
BRAZIL — (Continued)
	Cia De Sanena Do Parana (SAPR11 BZ)	85,475	$758,154
	Cia De Sanena Do Parana (SAPR3 BZ)	35,300	76,466
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	12,653	27,203
	Cia Energetica de Minas Gerais (CMIG3 BZ)	55,020	157,760
	Cia Paranaense de Energia - Copel CPLE3 BZ	292,899	733,535
#	Cia Paranaense de Energia - Copel ELPC US, ADR	1,200	12,168
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	150,260	287,515
	Cogna Educacao SA	779,718	674,118
	Construtora Tenda SA	21,600	113,279
*	Cosan SA	47,703	53,479
	CPFL Energia SA	23,416	228,965
	Cruzeiro do Sul Educacional SA	89,202	122,038
	CSU Digital SA	8,100	29,659
	Cury Construtora e Incorporadora SA	50,765	333,273
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,487	548,185
Ω	Desktop SA	36,610	103,651
	Dexco SA	137,654	149,876
*	Diagnosticos da America SA	39,480	31,958
	Dimed SA Distribuidora da Medicamentos	29,900	75,165
	Direcional Engenharia SA	96,675	256,257
	EcoRodovias Infraestrutura e Logistica SA	68,469	153,780
	Embraer SA	89,895	1,656,039
	Empreendimentos Pague Menos SA PGMN3 BZ	129,519	161,445
*	Empreendimentos Pague Menos SA PGMN9 BZ	5,148	6,417
	Energisa SA	63,052	611,141

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Eneva SA	83,675	$335,797
	Engie Brasil Energia SA	38,620	240,478
	Equatorial SA	115,031	894,412
	Even Construtora e Incorporadora SA	52,473	79,267
	Ez Tec Empreendimentos e Participacoes SA	55,082	158,461
	Fleury SA	62,825	198,404
	Fras-Le SA	20,106	92,837
#	Gerdau SA, Sponsored ADR	211,221	901,914
Ω	GPS Participacoes e Empreendimentos SA	49,471	176,160
	Grendene SA	73,050	68,848
	Grupo Mateus SA	137,653	125,811
	Grupo SBF SA	46,303	126,695
	Guararapes Confeccoes SA	48,200	89,939
*Ω	Hapvida Participacoes e Investimentos SA	30,355	74,983
	Hospital Mater Dei SA	12,100	13,335
	Hypera SA	93,355	447,196
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	2,900	6,800
	Iochpe Maxion SA	41,160	86,188
	Irani Papel e Embalagem SA	35,169	60,745
*	IRB-Brasil Resseguros SA	30,327	333,366
*	Jalles Machado SA	59,829	33,423
*	JBS NV, BDR	58,404	913,667
	JHSF Participacoes SA	143,259	259,964
	JSL SA	40,755	57,693
	Kepler Weber SA	46,800	91,061
	Klabin SA	354,031	1,288,914
	Lavvi Empreendimentos Imobiliarios SA	28,200	95,862
	Localiza Rent a Car SA	194,552	1,788,869
	LOG Commercial Properties e Participacoes SA	12,594	66,576
*	Log-in Logistica Intermodal SA	10,894	67,276
*	Lojas Quero-Quero SA	54,141	26,028
	Lojas Renner SA	309,688	878,560
Ω	LWSA SA	99,777	92,710
		Shares	Value»
BRAZIL — (Continued)
	M Dias Branco SA	14,158	$66,798
	Magazine Luiza SA	111,223	206,902
	Mahle Metal Leve SA	16,900	110,339
	Marcopolo SA	55,880	63,708
	MBRF Global Foods Co. SA	132,919	471,540
*Ω	Meliuz SA	63,300	47,751
	Melnick Even Desenvolvimento Imobiliario SA	52,047	39,460
	Mills Locacao Servicos e Logistica SA	50,104	147,568
	Minerva SA	124,186	146,066
	Motiva Infraestrutura de Mobilidade SA	215,233	685,441
	Moura Dubeux Engenharia SA	30,942	168,034
	Movida Participacoes SA	49,607	117,354
	MPM Corporeos SA	12,100	1,954
*	MRV Engenharia e Participacoes SA	139,788	214,354
	Multiplan Empreendimentos Imobiliarios SA	40,891	255,940
*	Natura Cosmeticos SA	203,694	339,442
	Neoenergia SA	35,776	220,254
*	Oceanpact Servicos Maritimos SA	27,300	48,865
	Odontoprev SA	84,793	181,098
	Petroleo Brasileiro SA - Petrobras	591,115	4,536,627
#	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	24,230	347,943
	Petroreconcavo SA	45,407	97,496
	Plano & Plano Desenvolvimento Imobiliario SA	19,900	57,135
	Porto Seguro SA	92,486	882,903
	Positivo Tecnologia SA	23,500	20,094
*	PRIO SA	226,863	2,198,047
	Profarma Distribuidora de Produtos Farmaceuticos SA	15,232	26,570
	Qualicorp Consultoria e Corretora de Seguros SA	77,000	33,213
	Raia Drogasil SA	161,486	751,776
Ω	Rede D'Or Sao Luiz SA	15,563	125,357
	Romi SA	26,826	42,920
	Rumo SA	63,328	177,611

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sao Martinho SA	42,800	$124,185
#	Sendas Distribuidora SA (ASAI US), ADR	3,578	29,662
	Sendas Distribuidora SA (ASAI3 BZ)	439,430	715,579
Ω	Ser Educacional SA	45,190	107,335
	Simpar SA	103,999	132,203
	SLC Agricola SA	61,078	186,271
*	Smartfit Escola de Ginastica e Danca SA	81,904	344,687
	Suzano SA (SUZB3 BZ)	117,293	1,099,437
	Tegma Gestao Logistica SA	10,018	74,239
	Telefonica Brasil SA (VIV US), ADR	1,013	14,364
	Telefonica Brasil SA (VIVT3 BZ)	53,240	378,151
	TIM SA	197,300	919,252
	TOTVS SA	29,773	252,146
	Transmissora Alianca de Energia Eletrica SA	75,150	594,460
	Tres Tentos Agroindustrial SA	27,032	85,471
	Trisul SA	47,104	63,459
*	Tupy SA	25,871	61,399
	Ultrapar Participacoes SA (UGPA3 BZ)	151,577	730,991
*	Uniao Pet Participacoes SA	59,500	39,797
	Unifique Telecomunicacoes SA	70,745	71,650
	Unipar Carbocloro SA	8,239	94,135
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	35,116
	Vale SA (VALE US), Sponsored ADR	75,500	1,213,285
	Vale SA (VALE3 BZ)	374,602	6,001,888
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,985	122,433
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	130,853	99,207
	Veste SA Estilo	1,700	1,186
	Vibra Energia SA	277,747	1,517,838
	Vittia SA	8,200	7,167
		Shares	Value»
BRAZIL — (Continued)
	Vivara Participacoes SA	28,310	$151,589
	Vulcabras SA	38,530	131,929
	WEG SA	61,968	608,994
	Wiz Co.	25,600	48,352
	YDUQS Participacoes SA	81,542	227,300
TOTAL BRAZIL			55,895,002
CANADA — (7.9%)
*	5N Plus, Inc.	29,800	526,996
#	Acadian Timber Corp.	4,133	48,898
*	ACT Energy Technologies Ltd.	7,700	32,742
	ADENTRA, Inc.	4,645	123,489
	ADF Group, Inc.	6,900	44,796
*	Advantage Energy Ltd.	61,829	499,936
	Aecon Group, Inc.	25,549	662,343
	AG Growth International, Inc.	3,837	81,888
	AGF Management Ltd., Class B	30,300	403,881
	Agnico Eagle Mines Ltd. (AEM CN)	21,629	4,111,497
	Agnico Eagle Mines Ltd. (AEM US)	30,196	5,752,361
#*	Aimia, Inc.	23,772	52,375
*	Air Canada	45,403	628,536
	Alamos Gold, Inc. (AGI CN), Class A	33,219	1,231,029
	Alamos Gold, Inc. (AGI US), Class A	66,737	2,462,595
	Algoma Central Corp.	4,600	65,504
	Algoma Steel Group, Inc. (ASTL US)	18,583	77,677
	Algonquin Power & Utilities Corp. (AQN CN)	23,300	152,978
	Algonquin Power & Utilities Corp. (AQN US)	110,120	721,286
	Alimentation Couche-Tard, Inc.	57,848	3,009,549
*	Allied Gold Corp.	28,093	886,539
	AltaGas Ltd.	97,660	2,945,615
	Altius Minerals Corp.	8,140	257,654
	Altus Group Ltd.	4,925	167,102
	Amerigo Resources Ltd.	65,100	265,822
	Andrew Peller Ltd., Class A	10,400	39,946
	ARC Resources Ltd.	223,662	4,150,792
*	Aritzia, Inc.	39,144	3,085,467
*	Arizona Sonoran Copper Co., Inc.	9,300	38,111
	Atco Ltd., Class I	16,401	712,097

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Athabasca Oil Corp.	187,300	$1,099,054
	AtkinsRealis Group, Inc.	26,330	1,847,828
*	ATS Corp. (ATS CN)	14,128	401,538
#*	Aurora Cannabis, Inc. (ACB CN)	552	2,236
#*	Aurora Cannabis, Inc. (ACB US)	471	1,912
*	AutoCanada, Inc.	8,401	171,888
	B2Gold Corp. (BTG US)	259,700	1,272,530
	B2Gold Corp. (BTO CN)	337,844	1,644,994
	Badger Infrastructure Solutions Ltd.	13,920	787,060
#*	Ballard Power Systems, Inc. (BLDP CN)	4,900	11,479
#*	Ballard Power Systems, Inc. (BLDP US)	51,268	119,454
	Bank of Montreal (BMO US)	67,310	9,164,256
#	Bank of Nova Scotia (BNS CN)	3,916	292,769
	Bank of Nova Scotia (BNS US)	73,748	5,510,451
	Barrick Mining Corp.	32,190	1,473,980
	Barrick Mining Corp. (ABX CN)	3,391	155,000
	Barrick Mining Corp. (B US)	150,752	6,902,934
#*	Bausch & Lomb Corp.	9,857	164,612
*	Bausch Health Cos., Inc. (BHC CN)	29,319	168,165
*	Bausch Health Cos., Inc. (BHC US)	12,986	74,540
	Baytex Energy Corp.	216,939	748,807
#	BCE, Inc. (BCE CN)	156	4,033
#	BCE, Inc. (BCE US)	12,628	326,560
	Birchcliff Energy Ltd.	95,315	512,397
	Bird Construction, Inc.	19,843	439,524
	Black Diamond Group Ltd.	16,027	194,210
#*	BlackBerry Ltd. BB CN	8,400	29,920
#*	BlackBerry Ltd. BB US	49,952	178,329
	BMTC Group, Inc.	1,900	18,028
*	Bombardier, Inc. (BBD/A CN), Class A	504	86,613
*	Bombardier, Inc. (BBD/B CN), Class B	15,738	2,688,508
		Shares	Value»
CANADA — (Continued)
#*	Bonterra Energy Corp.	12,185	$44,475
	Boralex, Inc., Class A	22,043	408,758
	Boyd Group, Inc.	6,629	1,086,472
	Brookfield Corp. (BN US)	35,638	1,623,311
	Brookfield Infrastructure Corp. BIPC US, Class A	23,900	1,143,615
#	Brookfield Renewable Corp.	12,980	540,487
	Brookfield Wealth Solutions Ltd.	852	38,877
	BRP, Inc. (DOO CN)	18	1,359
	BRP, Inc. (DOOO US)	3,234	243,747
*	CAE, Inc. (CAE CN)	5,583	178,932
*	CAE, Inc. (CAE US)	38,800	1,243,152
*	Calfrac Well Services Ltd.	8,000	29,317
	Calian Group Ltd.	3,900	193,074
	Cameco Corp. (CCJ US)	7,383	910,988
	Canaccord Genuity Group, Inc.	27,451	239,099
*	Canada Goose Holdings, Inc. (GOOS CN)	3,400	41,250
#*	Canada Goose Holdings, Inc. (GOOS US)	12,400	150,784
	Canada Packers, Inc.	5,181	60,765
	Canadian Imperial Bank of Commerce (CM US)	73,320	6,774,035
	Canadian National Railway Co. (CNI US)	35,088	3,376,167
	Canadian National Railway Co. (CNR CN)	60	5,772
	Canadian Natural Resources Ltd. (CNQ CN)	568	21,120
	Canadian Natural Resources Ltd. (CNQ US)	254,516	9,470,540
	Canadian Pacific Kansas City Ltd. (CP US)	36,998	2,750,431
#	Canadian Tire Corp. Ltd., Class A	19,795	2,435,324
	Canadian Utilities Ltd., Class A	24,441	791,037
*	Canfor Corp.	16,248	171,113
#	Capital Power Corp.	32,001	1,404,223

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Capstone Copper Corp.	147,815	$1,638,107
	Cardinal Energy Ltd.	45,786	298,257
#	Cargojet, Inc.	1,100	75,097
	Cascades, Inc.	40,855	383,752
	CCL Industries, Inc., Class B	38,688	2,331,537
*	Celestica, Inc. (CLS CN)	21,675	6,090,776
*	Celestica, Inc. (CLS US)	21,881	6,148,342
	Cenovus Energy, Inc. (CVE CN)	50,104	988,723
	Cenovus Energy, Inc. (CVE US)	292,658	5,771,216
	Centerra Gold, Inc.	75,250	1,260,568
	CES Energy Solutions Corp.	98,206	1,024,144
	CGI, Inc. (GIB US)	12,981	1,113,510
	CGI, Inc. (GIBA CN)	12,368	1,059,997
*	Cineplex, Inc.	20,543	145,437
*	Cipher Pharmaceuticals, Inc.	4,757	51,111
	Cogeco Communications, Inc.	5,105	246,055
	Cogeco, Inc.	1,507	73,908
	Colliers International Group, Inc. (CIGI CN)	1,500	204,965
	Colliers International Group, Inc. (CIGI US)	7,024	960,181
#	Computer Modelling Group Ltd.	20,884	74,079
	Constellation Software, Inc.	1,541	2,843,955
	Corby Spirit & Wine Ltd.	3,900	39,726
#*	Cronos Group, Inc. (CRON CN)	7,100	17,728
#*	Cronos Group, Inc. (CRON US)	57,534	144,410
	Definity Financial Corp.	31,708	1,551,809
*	Descartes Systems Group, Inc. (DSGX US)	6,343	474,203
	Dexterra Group, Inc.	11,616	110,302
*	Docebo, Inc.	2,175	42,537
	Dollarama, Inc.	42,500	5,727,426
	Doman Building Materials Group Ltd.	26,592	187,676
	Dominion Lending Centres, Inc.	2,400	16,251
		Shares	Value»
CANADA — (Continued)
*	Dorel Industries, Inc., Class B	11,212	$16,386
	DPM Metals, Inc.	81,044	2,827,746
	DREAM Unlimited Corp., Class A	13,700	197,303
#	Dye & Durham Ltd.	3,536	10,829
	Dynacor Group, Inc.	9,700	43,455
	E-L Financial Corp. Ltd.	40,000	509,676
#*	Eldorado Gold Corp. (EGO US)	6,459	277,220
*	Eldorado Gold Corp. (ELD CN)	61,639	2,644,532
	Element Fleet Management Corp.	136,349	3,454,662
#	Emera, Inc.	33,334	1,652,195
	Empire Co. Ltd., Class A	50,247	1,641,381
	Enbridge, Inc. (ENB CN)	31,909	1,557,645
	Enbridge, Inc. (ENB US)	60,256	2,942,903
	Endeavour Mining PLC	78,484	4,284,872
	Enerflex Ltd. (EFX CN)	27,412	503,085
	Enerflex Ltd. (EFXT US)	14,894	273,454
	Enghouse Systems Ltd.	11,709	160,890
*	Ensign Energy Services, Inc.	46,169	106,806
	EQB, Inc.	11,580	903,081
*	Equinox Gold Corp. (EQX CN)	20,147	288,225
#*	Equinox Gold Corp. (EQX US)	96,823	1,384,569
#*	ERO Copper Corp. (ERO CN)	5,978	200,547
*	ERO Copper Corp. (ERO US)	21,692	726,899
	Evertz Technologies Ltd.	10,300	109,381
#	Exchange Income Corp.	9,600	669,776
	Exco Technologies Ltd.	9,498	48,758
	Extendicare, Inc.	25,174	428,734
	Fairfax Financial Holdings Ltd.	2,153	3,553,094
#	Fiera Capital Corp.	18,773	81,894
	Finning International, Inc.	56,844	3,564,726
*	Firan Technology Group Corp.	6,200	66,433
#	Firm Capital Mortgage Investment Corp.	12,744	112,685

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	First Majestic Silver Corp. (AG US)	47,502	$989,942
	First Majestic Silver Corp. (FR CN)	2	42
*	First Quantum Minerals Ltd.	141,285	3,993,728
	FirstService Corp. (FSV US)	6,756	1,048,937
*	Foraco International SA	25,652	54,633
#	Fortis, Inc. (FTS CN)	26,247	1,399,429
#	Fortis, Inc. (FTS US)	15,999	853,227
*	Fortuna Mining Corp. (FSM US)	55,338	541,206
*	Fortuna Mining Corp. (FVI CN)	83,472	816,544
#	Franco-Nevada Corp. (FNV US)	7,320	1,715,515
*	Freegold Ventures Ltd.	46,600	52,361
#	Freehold Royalties Ltd.	41,798	502,810
	Frontera Energy Corp.	8,802	60,764
*	Fury Gold Mines Ltd.	34,500	25,590
	Gamehost, Inc.	8,187	71,068
*	GDI Integrated Facility Services, Inc.	43	1,149
	George Weston Ltd.	26,172	1,825,399
	GFL Environmental, Inc.	11,575	497,146
	Gibson Energy, Inc.	58,333	1,148,539
#	Gildan Activewear, Inc. (GIL CN)	389	25,274
	Gildan Activewear, Inc. (GIL US)	42,626	2,769,837
#*	Global Atomic Corp.	46,400	26,580
	goeasy Ltd.	5,100	468,631
*	GoGold Resources, Inc.	57,700	135,176
*	GoldMoney, Inc.	1,420	11,972
	Great-West Lifeco, Inc.	36,571	1,711,920
*	Haivision Systems, Inc.	8,928	55,142
	Hammond Manufacturing Co. Ltd., Class A	1,300	9,681
	Hammond Power Solutions, Inc.	3,227	425,543
	Headwater Exploration, Inc.	85,184	688,153
	High Liner Foods, Inc.	7,375	83,951
*	HLS Therapeutics, Inc.	2,000	6,595
		Shares	Value»
CANADA — (Continued)
	Hudbay Minerals, Inc. (HBM CN)	121,585	$2,879,691
	Hudbay Minerals, Inc. (HBM US)	55,600	1,316,608
Ω	Hydro One Ltd.	28,071	1,109,729
*	i-80 Gold Corp.	17,870	28,347
	iA Financial Corp., Inc.	36,578	4,494,448
*	IAMGOLD Corp. (IAG US)	12,000	218,160
*	IAMGOLD Corp. (IMG CN)	244,187	4,431,286
	IGM Financial, Inc.	24,077	1,164,551
*	Imperial Metals Corp.	26,884	234,555
	Imperial Oil Ltd. (IMO CN)	6,378	644,381
	Imperial Oil Ltd. (IMO US)	18,005	1,823,006
	Information Services Corp.	4,900	156,898
#	InPlay Oil Corp.	783	8,393
	Intact Financial Corp.	19,579	3,564,668
*	Interfor Corp.	14,670	109,568
#*	Ivanhoe Mines Ltd., Class A	15,341	194,009
Ω	Jamieson Wellness, Inc.	5,611	142,783
*	K92 Mining, Inc.	91,062	1,709,356
	K-Bro Linen, Inc.	2,800	70,162
*	Kelt Exploration Ltd.	59,923	343,260
	Keyera Corp.	67,621	2,289,872
*	Kinaxis, Inc.	138	13,935
	Kinross Gold Corp. (K CN)	421,714	13,280,282
	Kinross Gold Corp. (KGC US)	44,679	1,410,069
*	Knight Therapeutics, Inc.	28,578	121,729
*	Kolibri Global Energy, Inc.	5,000	20,012
#	KP Tissue, Inc.	2,889	21,429
#	Labrador Iron Ore Royalty Corp.	20,388	442,003
	Lassonde Industries, Inc., Class A	1,012	164,251
	Laurentian Bank of Canada	72	2,115
	Leon's Furniture Ltd.	10,815	218,580
*	Lightspeed Commerce, Inc. (LSPD US)	33,554	362,383
	Linamar Corp.	15,966	1,012,143
	Loblaw Cos. Ltd. L CN	47,236	2,125,473
*	Lucara Diamond Corp.	157,133	28,561
	Lundin Gold, Inc.	41,117	3,082,454

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Lundin Mining Corp.	85,888	$2,166,675
	Magellan Aerospace Corp.	6,028	92,170
	Magna International, Inc. (MG CN)	5,037	257,501
#	Magna International, Inc. (MGA US)	75,663	3,869,406
	Mainstreet Equity Corp.	1,200	153,890
*	Major Drilling Group International, Inc.	26,820	294,269
	Manulife Financial Corp. (MFC CN)	20,608	785,031
	Manulife Financial Corp. (MFC US)	65,433	2,493,652
	Maple Leaf Foods, Inc.	25,909	480,068
	Martinrea International, Inc.	19,585	139,662
#*	Mattr Corp.	10,364	62,565
*	MDA Space Ltd.	27,244	768,910
*	Medexus Pharmaceuticals, Inc.	5,100	10,600
	Medical Facilities Corp.	9,422	104,970
	Melcor Developments Ltd.	4,200	50,030
	Meren Energy, Inc.	76,229	119,243
	Methanex Corp. (MEOH US)	14,711	702,009
	Metro, Inc.	43,628	2,896,131
	Morguard Corp.	800	69,328
	MTY Food Group, Inc.	6,265	195,124
#	Mullen Group Ltd.	26,503	312,979
	National Bank of Canada	39,126	4,662,109
	Neo Performance Materials, Inc.	5,700	80,206
*	New Gold, Inc. (NGD CN)	191,984	1,928,793
*	New Gold, Inc. (NGD US)	121,100	1,214,633
*	NFI Group, Inc.	16,202	196,806
	North American Construction Group Ltd. (NOA CN)	5,210	77,864
	North American Construction Group Ltd. (NOA US)	3,020	45,149
#	North West Co., Inc.	19,336	690,282
#	Northland Power, Inc.	85,298	1,175,811
	Nutrien Ltd. (NTR CN)	29,041	1,999,481
	Nutrien Ltd. (NTR US)	40,814	2,811,658
		Shares	Value»
CANADA — (Continued)
*	NuVista Energy Ltd.	58,390	$799,317
#*	Obsidian Energy Ltd. (OBE US)	20,922	150,848
	OceanaGold Corp.	96,261	3,119,025
	Onex Corp.	26,115	2,225,140
	Open Text Corp. (OTEX US)	80,083	2,044,519
	OR Royalties, Inc. (OR CN)	3,446	135,876
*	Orezone Gold Corp.	26,000	47,736
*	Organigram Global, Inc.	5,451	8,150
	Pan American Silver Corp. (PAAS CN)	87,196	4,750,927
	Pan American Silver Corp. (PAAS US)	18,699	1,020,965
#	Paramount Resources Ltd., Class A	26,912	507,541
	Parex Resources, Inc.	25,896	384,166
	Pason Systems, Inc.	20,693	183,428
	Pembina Pipeline Corp. (PBA US)	98,864	4,110,765
#	Pembina Pipeline Corp. (PPL CN)	1,809	75,162
	Pet Valu Holdings Ltd.	6,425	128,816
#	Peyto Exploration & Development Corp.	68,858	1,240,976
	PHX Energy Services Corp.	16,900	103,884
	Pine Cliff Energy Ltd.	37,500	21,206
	Pizza Pizza Royalty Corp.	8,700	100,248
	Polaris Renewable Energy, Inc.	8,314	74,430
	Pollard Banknote Ltd.	3,483	48,319
#	PrairieSky Royalty Ltd.	51,258	1,115,769
*	Precision Drilling Corp. (PD CN)	3,312	264,148
*	Precision Drilling Corp. (PDS US)	1,300	103,662
#	Premium Brands Holdings Corp.	9,946	683,689
#	Propel Holdings, Inc.	8,500	152,128
*	Quarterhill, Inc.	41,182	27,522
	Quebecor, Inc., Class B	63,577	2,319,149
	RB Global, Inc. (RBA CN)	2,500	283,773
	RB Global, Inc. (RBA US)	13,472	1,530,015
*	Real Matters, Inc.	3,718	16,984
	Restaurant Brands International, Inc. (QSR CN)	11,748	787,111

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Restaurant Brands International, Inc. (QSR US)	16,446	$1,101,718
	Richelieu Hardware Ltd.	15,100	451,564
	Rogers Communications, Inc. (RCI US), Class B	33,737	1,275,596
#	Rogers Communications, Inc. (RCIB CN), Class B	13,065	493,182
#	Rogers Sugar, Inc.	41,478	187,948
	Royal Bank of Canada (RY CN)	72,395	12,054,048
	Royal Bank of Canada (RY US)	63,446	10,546,629
	Russel Metals, Inc.	21,780	771,773
*	Sangoma Technologies Corp.	5,900	27,384
	Saputo, Inc.	34,395	1,037,672
*	Saturn Oil & Gas, Inc.	19,800	45,950
	Savaria Corp.	12,949	225,382
#*	Seabridge Gold, Inc. (SA US)	10,332	291,982
#*	Seabridge Gold, Inc. (SEA CN)	4,791	135,463
#	Secure Waste Infrastructure Corp.	95,708	1,234,965
*	Shopify, Inc. (SHOP US), Class A	11,068	1,452,454
#	Sienna Senior Living, Inc.	21,062	328,076
*	SNDL, Inc.	5,618	8,652
*	Source Energy Services Ltd.	6,300	80,043
	South Bow Corp. SOBO CN	2,386	67,778
	South Bow Corp. SOBO US	61,307	1,741,119
*	Spartan Delta Corp.	22,837	153,628
Ω	Spin Master Corp.	2,038	27,854
	Sprott, Inc. (SII CN)	1,989	243,883
	Sprott, Inc. (SII US)	2,253	276,398
*	SSR Mining, Inc. (SSRM CN)	72,417	1,650,809
	Stantec, Inc. (STN CN)	8,643	856,524
	Stantec, Inc. (STN US)	11,731	1,162,307
	Stella-Jones, Inc.	15,113	1,013,342
	StorageVault Canada, Inc.	40,254	146,631
	Strathcona Resources Ltd.	6,251	119,369
		Shares	Value»
CANADA — (Continued)
	Sun Life Financial, Inc. (SLF CN)	65,933	$4,154,556
	Sun Life Financial, Inc. (SLF US)	28,725	1,810,824
	Suncor Energy, Inc. (SU CN)	29,216	1,544,203
	Suncor Energy, Inc. (SU US)	169,953	9,002,410
*	SunOpta, Inc. (STKL US)	7,529	34,483
	Superior Plus Corp.	72,760	390,077
	Surge Energy, Inc.	27,477	148,925
	Sylogist Ltd.	6,800	20,176
	Tamarack Valley Energy Ltd.	186,431	1,260,992
*	Taseko Mines Ltd. (TKO CN)	39,127	297,407
	TC Energy Corp. (TRP US)	66,635	3,909,475
	Teck Resources Ltd. (TECK US), Class B	67,059	3,605,092
	Teck Resources Ltd. (TECKB CN), Class B	61	3,274
*	Telesat Corp.	800	23,289
	TELUS Corp.	14,671	204,714
	TerraVest Industries, Inc.	4,294	444,837
	TFI International, Inc. (TFII CN)	6,534	702,178
	TFI International, Inc. (TFII US)	5,857	629,920
#	Thomson Reuters Corp. (TRI US)	4,133	457,234
#	Timbercreek Financial Corp.	24,858	127,608
	TMX Group Ltd.	29,375	1,084,479
#	Topaz Energy Corp.	29,771	638,426
	Torex Gold Resources, Inc.	38,727	1,864,038
	Toromont Industries Ltd.	20,937	2,667,002
	Toronto-Dominion Bank (TD CN)	41,945	3,920,186
	Toronto-Dominion Bank (TD US)	82,675	7,729,286
	Total Energy Services, Inc.	11,698	141,666
	Tourmaline Oil Corp.	92,553	4,380,072
	TransAlta Corp.	36,699	469,013
	TransAlta Corp.	57,990	741,032
*	Transat AT, Inc.	7,600	14,400
	Transcontinental, Inc., Class A	24,947	423,219
#	Trican Well Service Ltd.	98,126	503,728

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Trilogy Metals, Inc.	5,821	$29,338
	Triple Flag Precious Metals Corp. (TFPM US)	11,476	386,987
*	Trisura Group Ltd. (TRRSF US)	242	7,394
*	Trisura Group Ltd. (TSU CN)	10,447	318,620
*	Valeura Energy, Inc.	15,322	113,650
	Vecima Networks, Inc.	3,700	27,417
	Vermilion Energy, Inc. (VET CN)	17,774	171,781
	Vermilion Energy, Inc. (VET US)	13,300	128,744
	VersaBank (VBNK CN)	2,000	31,051
	VersaBank (VBNK US)	2,582	40,047
*	Vitalhub Corp.	6,390	39,561
	Wajax Corp.	9,255	192,148
*	Wall Financial Corp.	200	2,343
	Waste Connections, Inc. (WCN CN)	2,961	495,404
	Waste Connections, Inc. (WCN US)	9,835	1,648,291
*	Well Health Technologies Corp.	67,160	195,317
*	Wesdome Gold Mines Ltd.	58,768	962,023
	West Fraser Timber Co. Ltd. (WFG CN)	8,795	600,629
#	West Fraser Timber Co. Ltd. (WFG US)	7,824	534,844
*	Western Forest Products, Inc.	4,052	44,964
	Westshore Terminals Investment Corp.	12,032	256,519
#	Wheaton Precious Metals Corp. (WPM US)	7,423	978,871
#	Whitecap Resources, Inc. WCP CN	294,488	2,686,110
	Whitecap Resources, Inc. WCPRF US	87,045	793,850
	Winpak Ltd.	10,127	319,878
	WSP Global, Inc.	12,651	2,445,652
*	Yangarra Resources Ltd.	39,182	31,365
	Yellow Pages Ltd.	3,896	33,476
TOTAL CANADA			418,253,612
CHILE — (0.2%)
	Aguas Andinas SA, Class A	415,945	183,249
		Shares	Value»
CHILE — (Continued)
	Banco de Chile (BCH US), ADR	4,478	$195,368
	Banco de Chile (CHILE CI)	1,442,844	317,835
	Banco de Credito e Inversiones SA	7,406	550,393
	Banco Itau Chile SA	3,628	98,752
	Banco Santander Chile (BSAC US), ADR	600	21,132
	Banco Santander Chile (BSAN CI)	2,316,770	203,777
	Besalco SA	135,131	216,319
	BICECORP SA	464,913	234,109
*	CAP SA	23,985	226,458
	Cencosud SA	184,850	618,558
	Cencosud Shopping SA	77,297	247,720
	Cia Cervecerias Unidas SA (CCU CI)	23,852	175,406
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,319	78,030
	Cia Sud Americana de Vapores SA	3,353,894	184,284
	Colbun SA	1,198,418	198,468
	Embotelladora Andina SA, ADR, Class B	5,464	171,679
	Empresa Nacional de Telecomunicaciones SA	53,081	284,969
	Empresas CMPC SA	183,584	275,229
	Empresas Copec SA	39,974	340,765
	Enel Americas SA (ENELAM CI)	451,230	42,599
	Enel Chile SA (ENELCHIL CI)	2,708,750	229,653
	Enel Chile SA (ENIC US), ADR	18,524	80,394
	Engie Energia Chile SA	123,296	218,536
	Falabella SA	29,246	226,993
	Forus SA	13,373	37,571
	Inversiones Aguas Metropolitanas SA	126,242	160,210
	Inversiones La Construccion SA	11,327	282,539
	Latam Airlines Group SA LTM CI	13,714,446	445,007
#	Latam Airlines Group SA LTM US, ADR	1,022	67,258
*	Multiexport Foods SA	25,298	10,014
	Parque Arauco SA	131,716	559,843
	PAZ Corp. SA	29,524	29,380
	Plaza SA	56,571	246,058

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Ripley Corp. SA	327,169	$164,482
	Salfacorp SA	238,454	392,672
	Sigdo Koppers SA	12,552	24,427
	SMU SA	925,935	173,496
	Sociedad Matriz SAAM SA	1,592,635	251,314
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,556	426,923
*	Socovesa SA	47,679	8,737
	SONDA SA	190,611	73,075
	Vina Concha y Toro SA	124,839	142,296
TOTAL CHILE			9,115,977
CHINA — (8.6%)
	360 Security Technology, Inc., Class A	23,200	40,504
	361 Degrees International Ltd.	364,000	267,901
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	35,400	134,971
*	3D Medicines, Inc.	10,500	6,369
Ω	3SBio, Inc.	508,000	1,514,759
*	5100 Xizang Glacier Co. Ltd.	445,000	31,326
	5I5J Holding Group Co. Ltd., Class A	67,400	32,385
	AAC Technologies Holdings, Inc.	233,500	1,108,432
	Accelink Technologies Co. Ltd., Class A	3,000	31,156
*	ADAMA Ltd., Class A	18,100	16,210
*	Addsino Co. Ltd., Class A	21,000	85,982
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	797	39,734
	Advanced Technology & Materials Co. Ltd., Class A	24,500	83,724
*	AECC Aero Science & Technology Co. Ltd., Class A	8,300	62,022
	AECC Aero-Engine Control Co. Ltd., Class A	14,700	51,660
	AECC Aviation Power Co. Ltd., Class A	4,100	27,335
		Shares	Value»
CHINA — (Continued)
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	$68,976
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	11,900	40,153
*	Agile Group Holdings Ltd.	518,000	18,872
*	Agora, Inc., ADR	25,710	107,211
	Agricultural Bank of China Ltd., Class H	1,878,000	1,312,941
	Aier Eye Hospital Group Co. Ltd., Class A	37,127	59,161
#*	AIM Vaccine Co. Ltd., Class H	24,800	10,672
*Ω	AInnovation Technology Group Co. Ltd., Class H	40,500	29,837
*	Air China Ltd., Class H	442,000	394,511
	Aisino Corp., Class A	25,500	36,825
	Ajisen China Holdings Ltd.	255,000	29,702
Ω	AK Medical Holdings Ltd.	130,000	97,093
#*Ω	Akeso, Inc.	4,000	56,459
	Alibaba Group Holding Ltd. (9988 HK)	1,117,600	23,775,346
*	Alibaba Health Information Technology Ltd.	396,000	328,437
Ω	A-Living Smart City Services Co. Ltd., Class H	205,250	61,580
	Allmed Medical Products Co. Ltd., Class A	16,300	27,079
*Ω	Alphamab Oncology	62,000	70,670
#	Aluminum Corp. of China Ltd., Class H	1,384,000	2,416,561
*	Amlogic Shanghai Co. Ltd., Class A	2,403	30,346
	Amoy Diagnostics Co. Ltd., Class A	13,520	42,519
	Amrita Global Development Ltd.	138,000	10,599
	An Hui Wenergy Co. Ltd., Class A	26,300	30,706
	Andon Health Co. Ltd., Class A	5,000	29,926
	ANE Cayman, Inc.	229,000	355,573
#*	Angang Steel Co. Ltd., Class H	442,800	114,762

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Angel Yeast Co. Ltd., Class A	8,472	$51,000
Ω	Angelalign Technology, Inc.	7,000	61,453
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,345	46,405
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	50,519
#	Anhui Conch Cement Co. Ltd., Class H	256,500	813,443
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	42,709
#	Anhui Expressway Co. Ltd., Class H	114,000	202,388
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	63,640
	Anhui Gujing Distillery Co. Ltd., Class A	2,900	55,100
	Anhui Heli Co. Ltd., Class A	19,700	61,793
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	29,776
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,240	75,702
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	14,491
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,700	29,109
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	47,441
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	47,157
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	41,035
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	26,900	28,784
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	20,043
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	14,410
		Shares	Value»
CHINA — (Continued)
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	$65,676
	Anhui Xinhua Media Co. Ltd., Class A	42,300	42,048
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	40,919
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,200	97,829
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	28,500	85,667
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,604	62,214
	Anjoy Foods Group Co. Ltd., Class A	5,100	65,496
	Anker Innovations Technology Co. Ltd., Class A	5,200	74,530
*	Anshan Hifichem Co. Ltd., Class A	5,300	13,838
	ANTA Sports Products Ltd.	314,800	3,144,830
	Anton Oilfield Services Group	806,000	122,816
	Aoshikang Technology Co. Ltd., Class A	9,200	52,166
	Aotecar New Energy Technology Group Co. Ltd., Class A	74,400	34,345
*	Aowei Holdings Ltd.	114,000	4,426
	Apeloa Pharmaceutical Co. Ltd., Class A	24,700	65,250
	Appotronics Corp. Ltd., Class A	10,613	26,362
	APT Medical, Inc., Class A	974	32,512
	APT Satellite Holdings Ltd.	134,750	72,440
	Arctech Solar Holding Co. Ltd., Class A	4,879	31,523
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	9,200	74,214
*	Asia Cement China Holdings Corp.	200,500	60,617
#Ω	AsiaInfo Technologies Ltd.	111,200	121,911

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	22,200	$33,103
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,920	41,607
	Aurisco Pharmaceutical Co. Ltd., Class A	3,800	15,696
*	AustAsia Group Ltd.	81,172	25,218
	Autel Intelligent Technology Corp. Ltd., Class A	13,173	66,281
	Autobio Diagnostics Co. Ltd., Class A	6,700	35,355
	Autohome, Inc., ADR	14,270	314,511
*	Autostreets Development Ltd.	58,200	20,229
	Avary Holding Shenzhen Co. Ltd., Class A	15,900	130,467
	AviChina Industry & Technology Co. Ltd., Class H	988,000	524,071
	Avicopter PLC, Class A	3,800	20,007
	Bafang Electric Suzhou Co. Ltd., Class A	6,300	27,439
*	BAIC Foton Motor Co. Ltd., Class A	197,100	83,651
*Ω	BAIC Motor Corp. Ltd., Class H	578,500	136,915
#*	Baidu, Inc. (9888 HK), Class A	414,050	7,936,323
#*	Baidu, Inc. (BIDU US), Sponsored ADR	9,754	1,494,118
	Baimtec Material Co. Ltd., Class A	2,755	26,404
Ω	BAIOO Family Interactive Ltd.	152,000	7,848
*Ω	Bairong, Inc.	89,500	127,204
	Baiyin Nonferrous Group Co. Ltd., Class A	127,300	241,275
	Bank of Beijing Co. Ltd., Class A	130,000	99,135
	Bank of Changsha Co. Ltd., Class A	65,800	92,398
	Bank of Chengdu Co. Ltd., Class A	68,000	157,759
	Bank of China Ltd., Class H	5,292,000	3,160,294
	Bank of Chongqing Co. Ltd., Class H	268,500	270,136
		Shares	Value»
CHINA — (Continued)
	Bank of Communications Co. Ltd., Class H	745,000	$640,023
	Bank of Guiyang Co. Ltd., Class A	27,800	23,237
	Bank of Hangzhou Co. Ltd., Class A	78,200	181,899
	Bank of Jiangsu Co. Ltd., Class A	192,400	280,392
	Bank of Nanjing Co. Ltd., Class A	100,600	152,415
	Bank of Ningbo Co. Ltd., Class A	74,470	331,689
Ω	Bank of Qingdao Co. Ltd., Class H	243,500	131,252
	Bank of Shanghai Co. Ltd., Class A	89,793	119,377
	Bank of Suzhou Co. Ltd., Class A	71,194	84,326
	Bank of Tianjin Co. Ltd., Class H	44,500	13,683
	Bank of Xi'an Co. Ltd., Class A	107,700	58,129
#Ω	Bank of Zhengzhou Co. Ltd., Class H	361,966	52,315
	Baoji Titanium Industry Co. Ltd., Class A	10,300	56,484
	Baoshan Iron & Steel Co. Ltd., Class A	164,400	172,057
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	38,789
	Baowu Magnesium Technology Co. Ltd., Class A	13,160	35,217
	Baoxiniao Holding Co. Ltd., Class A	26,100	15,132
	Baoye Group Co. Ltd., Class H	78,000	42,201
*	Baozun, Inc. (9991 HK), Class A	12,900	11,605
*	Baozun, Inc. (BZUN US), Sponsored ADR	10,967	29,392
#	BBMG Corp., Class H	742,000	77,882
	BBMG Jidong Cement Group Co. Ltd., Class A	29,908	21,469
*	Be Friends Holding Ltd.	270,000	33,584
	Bear Electric Appliance Co. Ltd., Class A	5,300	33,001

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beauty Farm Medical & Health Industry, Inc.	3,500	$11,905
	Befar Group Co. Ltd., Class A	48,200	38,698
	Beibuwan Port Co. Ltd., Class A	41,700	58,655
*	Beijing BDStar Navigation Co. Ltd., Class A	6,400	40,202
*	Beijing Capital Development Co. Ltd., Class A	68,727	55,238
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	74,399
#*	Beijing Capital International Airport Co. Ltd., Class H	550,000	187,018
	Beijing Career International Co. Ltd., Class A	4,300	18,410
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	26,250	47,846
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	28,954
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	28,341
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	56,880
	Beijing Energy International Holding Co. Ltd.	196,000	29,570
	Beijing Enlight Media Co. Ltd., Class A	21,398	60,173
	Beijing Enterprises Holdings Ltd.	172,500	781,420
	Beijing Enterprises Water Group Ltd.	1,390,000	478,523
	Beijing Fengjing Automotive Parts Co. Ltd.	40,800	24,612
	Beijing Gehua CATV Network Co. Ltd., Class A	48,800	57,420
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	31,468	45,930
		Shares	Value»
CHINA — (Continued)
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	$40,067
	Beijing Haohua Energy Resource Co. Ltd., Class A	35,600	41,043
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	48,928
	Beijing Jetsen Technology Co. Ltd., Class A	70,230	61,200
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	97,877
*	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	42,864
	Beijing Kingsoft Office Software, Inc., Class A	641	31,027
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	49,782
	Beijing New Building Materials PLC, Class A	17,175	68,959
*	Beijing North Star Co. Ltd., Class H	286,000	28,883
	Beijing Originwater Technology Co. Ltd., Class A	57,219	33,185
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	20,044
	Beijing Roborock Technology Co. Ltd., Class A	1,911	39,203
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	24,777
	Beijing Sanyuan Foods Co. Ltd., Class A	62,200	48,815
	Beijing Shougang Co. Ltd., Class A	79,700	64,662
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	25,007
	Beijing Sifang Automation Co. Ltd., Class A	9,100	48,877

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sinnet Technology Co. Ltd., Class A	23,200	$51,106
*	Beijing Sinohytec Co. Ltd., Class H	3,700	11,799
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	27,544
*	Beijing Sojo Electric Co. Ltd., Class A	22,300	41,581
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	12,824
	Beijing Strong Biotechnologies, Inc., Class A	13,300	25,309
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	20,889
	Beijing Tiantan Biological Products Corp. Ltd., Class A	10,660	25,540
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	63,000	69,487
	Beijing Tong Ren Tang Co. Ltd., Class A	7,000	30,550
	Beijing Tricolor Technology Co. Ltd., Class A	4,200	99,796
#*	Beijing UBOX Online Technology Corp., Class H	62,500	19,504
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	38,723
	Beijing United Information Technology Co. Ltd., Class A	18,809	73,190
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	68,000	11,821
	Beijing Wandong Medical Technology Co. Ltd., Class A	12,800	29,354
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	32,595
	Beijing Yanjing Brewery Co. Ltd., Class A	42,400	73,917
		Shares	Value»
CHINA — (Continued)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,600	$36,016
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	39,119
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	230,800	161,690
*	Bengang Steel Plates Co. Ltd., Class A	59,800	31,103
*	BeOne Medicines Ltd., Class H	14,800	390,319
*	BeOne Medicines Ltd. (BGNE US), ADR	320	108,922
	Best Pacific International Holdings Ltd.	88,000	36,315
	Bestore Co. Ltd., Class A	11,700	20,071
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,280	39,221
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	23,057
	Biem.L.Fdlkk Garment Co. Ltd., Class A	19,300	41,888
#*	Bilibili, Inc., Sponsored ADR	40,015	1,362,111
*	Bilibili, Inc., Class Z	1,400	47,964
	Binjiang Service Group Co. Ltd.	34,000	99,857
	Black Peony Group Co. Ltd., Class A	20,300	28,292
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	2,780	17,935
#Ω	Blue Moon Group Holdings Ltd.	244,000	87,739
	Bluestar Adisseo Co., Class A	14,700	20,286
Ω	BOC Aviation Ltd.	83,000	859,851
	BOC International China Co. Ltd., Class A	17,500	34,227
*	BOE HC SemiTek Corp.	50,100	60,067
	BOE Technology Group Co. Ltd., Class A	342,100	215,186
#	BOE Varitronix Ltd.	128,000	79,543
*	Bohai Leasing Co. Ltd., Class A	144,400	92,412

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bosideng International Holdings Ltd.	1,726,000	$1,053,371
	BOTH Engineering Technology Co. Ltd., Class A	13,200	35,199
	Boyaa Interactive International Ltd.	45,000	19,069
	Bright Dairy & Food Co. Ltd., Class A	39,100	44,874
*	Brii Biosciences Ltd.	133,500	25,782
	Brilliance China Automotive Holdings Ltd.	994,000	513,941
	Bros Eastern Co. Ltd., Class A	26,700	27,254
*	B-Soft Co. Ltd., Class A	67,555	52,696
	BTG Hotels Group Co. Ltd., Class A	33,900	83,916
#*	Burning Rock Biotech Ltd., ADR	1,300	44,278
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	15,900	24,737
	BYD Co. Ltd., Class H	202,500	2,524,538
#	BYD Electronic International Co. Ltd.	246,500	1,052,506
	By-health Co. Ltd., Class A	26,600	46,638
*	C C Land Holdings Ltd.	665,499	102,219
	C&D International Investment Group Ltd.	264,815	545,495
#	C&D Property Management Group Co. Ltd.	76,000	26,177
	Caitong Securities Co. Ltd., Class A	46,670	62,516
*Ω	CALB Group Co. Ltd., Class H	48,700	153,580
*	Cambricon Technologies Corp. Ltd., Class A	256	46,328
	Camel Group Co. Ltd., Class A	41,308	56,401
#	Canggang Railway Ltd.	176,000	15,305
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	47,387
	Canmax Technologies Co. Ltd., Class A	16,650	110,241
		Shares	Value»
CHINA — (Continued)
	Canny Elevator Co. Ltd., Class A	15,300	$17,776
#*Ω	CanSino Biologics, Inc., Class H	4,200	18,948
	Castech, Inc., Class A	8,250	83,546
	Cathay Biotech, Inc., Class A	4,185	35,015
Ω	Cathay Group Holdings, Inc.	135,000	18,214
	CCCC Design & Consulting Group Co. Ltd., Class A	20,800	22,190
	CCS Supply Chain Management Co. Ltd., Class A	35,100	19,198
	CECEP Solar Energy Co. Ltd., Class A	68,300	52,782
	CECEP Wind-Power Corp., Class A	164,120	72,981
	Central China Land Media Co. Ltd., Class A	25,200	46,342
	Central China Securities Co. Ltd., Class H	316,000	89,468
	CETC Cyberspace Security Technology Co. Ltd., Class A	12,200	33,797
	CETC Digital Technology Co. Ltd., Class A	6,780	27,132
	CGN New Energy Holdings Co. Ltd.	800,000	269,421
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	27,380
Ω	CGN Power Co. Ltd., Class H	1,452,000	605,448
	Changbai Mountain Tourism Co. Ltd., Class A	8,500	54,207
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	20,342
	Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	34,501
	Changhong Meiling Co. Ltd., Class A	19,400	18,566
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	64,200	43,916

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changjiang Publishing & Media Co. Ltd., Class A	44,400	$58,767
	Changjiang Securities Co. Ltd., Class A	53,700	66,899
	Changzheng Engineering Technology Co. Ltd., Class A	8,600	42,420
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	27,232
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,400	47,656
	Chaowei Power Holdings Ltd.	249,000	43,867
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	42,829
Ω	Cheerwin Group Ltd.	160,500	49,564
*	Cheetah Mobile, Inc., ADR	2,478	14,818
*	Chen Lin Education Group Holdings Ltd.	34,000	5,485
	Cheng De Lolo Co. Ltd., Class A	35,400	43,689
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	28,513
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	36,033
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,100	29,165
	Chengdu Haoneng Technology Co. Ltd., Class A	55,900	103,002
	Chengdu Hi-tech Development Co. Ltd., Class A	2,900	21,108
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	25,006
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	13,552	57,224
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,350	24,493
		Shares	Value»
CHINA — (Continued)
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	$33,964
	Chengdu Wintrue Holding Co. Ltd., Class A	28,200	59,258
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	35,284
	Chenguang Biotech Group Co. Ltd., Class A	14,900	29,040
*	Chengxin Lithium Group Co. Ltd., Class A	10,400	53,036
	Chengzhi Co. Ltd., Class A	20,300	26,739
#	Chervon Holdings Ltd.	38,500	119,045
	Chifeng Jilong Gold Mining Co. Ltd., Class A	13,200	77,118
*	China Aerospace International Holdings Ltd.	690,000	54,624
*	China Agriculture Development Seed Group Co. Ltd., Class A	28,400	36,064
	China Aircraft Leasing Group Holdings Ltd.	89,059	55,259
	China Animal Husbandry Industry Co. Ltd., Class A	31,700	37,287
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	44,451
	China Baoan Group Co. Ltd., Class A	17,600	24,302
	China BlueChemical Ltd., Class H	498,000	173,144
*Ω	China Bohai Bank Co. Ltd., Class H	785,000	91,460
*	China Boton Group Co. Ltd.	118,000	27,186
	China CAMC Engineering Co. Ltd., Class A	30,400	38,414
#	China Chunlai Education Group Co. Ltd.	65,000	31,864
#	China Cinda Asset Management Co. Ltd., Class H	1,547,000	263,238

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp. Ltd., Class H	1,222,000	$1,138,161
	China Coal Energy Co. Ltd., Class H	726,000	1,062,553
	China Coal Xinji Energy Co. Ltd., Class A	69,700	73,473
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
#	China Communications Services Corp. Ltd., Class H	712,000	432,408
#*	China Conch Environment Protection Holdings Ltd.	434,000	29,445
	China Conch Venture Holdings Ltd.	447,500	611,448
	China Construction Bank Corp., Class H	7,661,000	7,735,543
	China CSSC Holdings Ltd., Class A	4,300	20,755
	China CYTS Tours Holding Co. Ltd., Class A	20,900	29,710
	China Datang Corp. Renewable Power Co. Ltd., Class H	608,000	162,651
	China Design Group Co. Ltd., Class A	19,400	22,699
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	148,020
#††	China Dili Group	715,599	11,340
	China Dongxiang Group Co. Ltd.	1,100,000	62,524
Ω	China East Education Holdings Ltd.	205,000	149,774
#*	China Eastern Airlines Corp. Ltd., Class H	434,000	300,799
	China Education Group Holdings Ltd.	385,009	149,969
	China Electronics Huada Technology Co. Ltd.	340,000	59,082
*	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	23,839
		Shares	Value»
CHINA — (Continued)
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,020,000	$150,033
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	439,823	153,790
	China Everbright Bank Co. Ltd., Class H	527,000	219,662
	China Everbright Environment Group Ltd.	692,111	445,312
Ω	China Everbright Greentech Ltd.	83,000	9,782
	China Everbright Ltd.	280,000	351,178
	China Everbright Water Ltd.	52,712	10,613
*	China Express Airlines Co. Ltd., Class A	18,000	27,183
Ω	China Feihe Ltd.	1,273,000	632,340
	China Film Group Co. Ltd., Class A	18,541	47,409
*	China First Heavy Industries Co. Ltd., Class A	56,700	41,788
	China Foods Ltd.	344,000	190,555
	China Galaxy Securities Co. Ltd., Class H	729,500	980,956
#	China Gas Holdings Ltd.	923,661	914,935
	China Gold International Resources Corp. Ltd. (2099 HK)	17,900	453,245
	China Gold International Resources Corp. Ltd. (CGG CN)	94,140	2,258,005
	China Great Wall Securities Co. Ltd., Class A	32,700	46,309
*	China Greatwall Technology Group Co. Ltd., Class A	4,500	10,274
	China Hainan Rubber Industry Group Co. Ltd., Class A	36,100	38,169
	China Hanking Holdings Ltd.	202,000	107,484
*	China Harmony Auto Holding Ltd.	154,000	20,248
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	40,226

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China High Speed Transmission Equipment Group Co. Ltd.	52,000	$12,125
	China Hongqiao Group Ltd.	965,000	4,413,593
#††	China Huiyuan Juice Group Ltd.	269,535	12,096
Ω	China International Capital Corp. Ltd., Class H	246,000	666,704
#	China International Marine Containers Group Co. Ltd., Class H	298,200	339,058
	China Isotope & Radiation Corp., Class H	7,600	21,321
	China Jinmao Holdings Group Ltd.	1,847,078	409,097
	China Kepei Education Group Ltd.	178,000	30,264
	China Kings Resources Group Co. Ltd., Class A	19,496	55,486
	China Leadshine Technology Co. Ltd., Class A	8,300	47,853
	China Lesso Group Holdings Ltd.	343,000	263,502
	China Life Insurance Co. Ltd., Class H	308,000	1,370,673
	China Lilang Ltd.	157,000	67,344
*Ω	China Literature Ltd.	31,600	144,637
	China Longyuan Power Group Corp. Ltd., Class H	446,000	405,161
*	China Maple Leaf Educational Systems Ltd.	142,000	6,271
#	China Medical System Holdings Ltd.	473,000	848,450
	China Meheco Group Co. Ltd., Class A	34,840	54,516
	China Meidong Auto Holdings Ltd.	278,000	51,970
	China Mengniu Dairy Co. Ltd.	1,059,000	2,211,593
	China Merchants Bank Co. Ltd., Class H	593,500	3,626,045
	China Merchants Energy Shipping Co. Ltd., Class A	109,220	178,098
		Shares	Value»
CHINA — (Continued)
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	11,700	$15,795
	China Merchants Port Holdings Co. Ltd.	379,993	764,773
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	39,153
Ω	China Merchants Securities Co. Ltd., Class H	96,820	180,840
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	49,400	75,115
	China Minsheng Banking Corp. Ltd., Class H	1,131,900	563,203
#	China Modern Dairy Holdings Ltd.	1,105,000	219,540
	China National Accord Medicines Corp. Ltd., Class A	13,130	49,233
	China National Building Material Co. Ltd., Class H	837,141	602,154
	China National Chemical Engineering Co. Ltd., Class A	55,700	71,323
	China National Electric Apparatus Research Institute Co. Ltd., Class A	6,835	29,904
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,300	78,613
	China National Medicines Corp. Ltd., Class A	10,000	41,830
	China National Nuclear Power Co. Ltd., Class A	285,772	353,914
*Ω	China New Higher Education Group Ltd.	354,064	40,844

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	$65,111
#	China Nonferrous Mining Corp. Ltd.	524,000	1,038,601
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	8,900	65,462
*	China Oil & Gas Group Ltd.	1,408,000	31,200
	China Oilfield Services Ltd., Class H	590,000	648,432
	China Oriental Group Co. Ltd.	366,000	65,170
#	China Overseas Grand Oceans Group Ltd.	580,283	196,348
	China Overseas Land & Investment Ltd.	808,000	1,448,109
	China Overseas Property Holdings Ltd.	560,000	311,770
	China Pacific Insurance Group Co. Ltd., Class H	721,000	3,631,559
	China Petroleum & Chemical Corp., Class H	4,480,000	3,083,158
	China Petroleum Engineering Corp., Class A	86,700	52,152
#	China Power International Development Ltd.	866,999	361,655
*††	China Properties Investment Holdings Ltd.	81,000	0
	China Publishing & Media Co. Ltd., Class A	24,900	26,070
	China Qinfa Group Ltd.	220,000	118,086
	China Railway Group Ltd., Class H	968,000	558,608
	China Railway Hi-tech Industry Co. Ltd., Class A	53,100	63,893
	China Railway Materials Co. Ltd., Class A	100,200	41,960
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	513,000	240,425
		Shares	Value»
CHINA — (Continued)
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	$34,552
*	China Rare Earth Holdings Ltd.	768,399	51,639
*	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	22,417
	China Reinsurance Group Corp., Class H	2,078,000	468,314
*Ω	China Renaissance Holdings Ltd.	69,900	35,459
*	China Resource & Environment Co. Ltd., Class A	33,600	20,590
	China Resources Beer Holdings Co. Ltd.	559,307	1,871,117
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,200	17,170
	China Resources Building Materials Technology Holdings Ltd.	756,000	165,227
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	65,336
#	China Resources Gas Group Ltd.	295,900	814,061
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	60,458
	China Resources Land Ltd.	773,000	3,027,212
	China Resources Medical Holdings Co. Ltd.	267,500	110,943
#Ω	China Resources Mixc Lifestyle Services Ltd.	192,800	1,140,213
Ω	China Resources Pharmaceutical Group Ltd.	628,500	365,901
#	China Resources Power Holdings Co. Ltd.	312,690	712,252
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,019	56,712

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Risun Group Ltd.	380,000	$133,723
#*	China Ruyi Holdings Ltd.	1,652,000	456,891
*	China Sanjiang Fine Chemicals Co. Ltd.	207,000	123,484
#*	China Shanshui Cement Group Ltd.	204,000	15,484
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	60,249
	China Shenhua Energy Co. Ltd., Class H	648,500	3,568,116
	China Shineway Pharmaceutical Group Ltd.	108,000	130,866
	China South Publishing & Media Group Co. Ltd., Class A	45,700	72,587
*	China Southern Airlines Co. Ltd., Class H	432,000	320,745
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	64,500	57,702
	China Southern Power Grid Technology Co. Ltd., Class A	4,818	36,057
	China Starch Holdings Ltd.	415,000	9,733
	China State Construction Development Holdings Ltd.	224,000	34,364
	China State Construction Engineering Corp. Ltd., Class A	270,029	195,829
	China State Construction International Holdings Ltd.	742,000	891,296
	China Sunshine Paper Holdings Co. Ltd.	260,000	43,471
#	China Suntien Green Energy Corp. Ltd., Class H	450,000	230,957
	China Taiping Insurance Holdings Co. Ltd.	441,200	1,445,738
		Shares	Value»
CHINA — (Continued)
	China Testing & Certification International Group Co. Ltd., Class A	15,338	$14,475
	China Tianying, Inc., Class A	79,700	70,049
	China Tobacco International HK Co. Ltd.	82,000	404,468
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	16,500	191,441
Ω	China Tower Corp. Ltd., Class H	1,503,800	2,163,632
	China Traditional Chinese Medicine Holdings Co. Ltd.	914,000	241,023
	China TransInfo Technology Co. Ltd., Class A	30,900	54,835
#*	China Travel International Investment Hong Kong Ltd.	744,000	130,457
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	209,103
#*	China Vanke Co. Ltd., Class H	587,784	285,613
	China Vered Financial Holding Corp. Ltd.	219,000	30,643
	China Wafer Level CSP Co. Ltd., Class A	5,400	24,560
	China Water Affairs Group Ltd.	196,000	135,292
	China West Construction Group Co. Ltd., Class A	32,100	27,961
	China XD Electric Co. Ltd., Class A	64,800	134,917
	China XLX Fertiliser Ltd.	218,000	312,769
	China Yangtze Power Co. Ltd., Class A	74,800	283,692
	China Yongda Automobiles Services Holdings Ltd.	443,500	88,697
#*Ω	China Youran Dairy Group Ltd.	598,000	341,450
*Ω	China Yuhua Education Corp. Ltd.	554,000	39,724

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Zhenhua Group Science & Technology Co. Ltd., Class A	8,500	$66,645
	China Zheshang Bank Co. Ltd., Class H	778,000	249,207
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	20,742
#	Chinasoft International Ltd.	954,000	613,997
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	13,900	18,777
	Chongqing Brewery Co. Ltd., Class A	4,200	31,481
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	52,142
	Chongqing Chuanyi Automation Co. Ltd., Class A	13,260	46,891
	Chongqing Department Store Co. Ltd., Class A	11,000	38,960
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,455	88,360
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,760	39,655
	Chongqing Gas Group Corp. Ltd., Class A	23,600	19,600
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	151,337
	Chongqing Port Co. Ltd., Class A	29,300	23,088
	Chongqing Road & Bridge Co. Ltd., Class A	39,700	36,321
	Chongqing Rural Commercial Bank Co. Ltd., Class H	601,000	448,677
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	71,013
*	Chongqing Taiji Industry Group Co. Ltd., Class A	12,500	31,556
		Shares	Value»
CHINA — (Continued)
	Chongqing Zhifei Biological Products Co. Ltd., Class A	12,250	$30,628
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	86,682
	Chow Tai Fook Jewellery Group Ltd.	560,600	1,030,321
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,400	44,692
#*	CIFI Holdings Group Co. Ltd.	1,224,000	16,132
	CIG Shanghai Co. Ltd., Class A	5,800	94,298
	CIMC Enric Holdings Ltd.	266,000	377,283
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	52,641
	CITIC Heavy Industries Co. Ltd., Class A	43,000	46,973
	CITIC Ltd.	831,000	1,328,088
	CITIC Resources Holdings Ltd.	1,012,000	65,922
	CITIC Securities Co. Ltd., Class H	135,475	506,988
	City Development Environment Co. Ltd., Class A	24,900	50,505
*	Citychamp Watch & Jewellery Group Ltd.	440,000	9,479
*	ClouDr Group Ltd.	207,100	23,324
#*	CMGE Technology Group Ltd.	858,000	41,687
	CMOC Group Ltd., Class H	945,000	2,655,983
	CMST Development Co. Ltd., Class A	63,900	54,533
	CNGR Advanced Material Co. Ltd., Class A	7,810	61,563
	CNOOC Energy Technology & Services Ltd., Class A	105,600	68,419
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	43,165
*	COFCO Biotechnology Co. Ltd., Class A	32,100	31,193

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COFCO Capital Holdings Co. Ltd., Class A	20,600	$33,566
#*	COFCO Joycome Foods Ltd.	892,000	191,509
	COFCO Sugar Holding Co. Ltd., Class A	41,100	104,856
	Cofoe Medical Technology Co. Ltd., Class A	6,200	47,006
	Comba Telecom Systems Holdings Ltd.	482,000	140,334
	Concord New Energy Group Ltd.	2,470,000	101,002
	Consun Pharmaceutical Group Ltd.	165,000	381,487
	Contemporary Amperex Technology Co. Ltd., Class A	25,160	1,269,500
	Continental Aerospace Technologies Holding Ltd.	1,578,866	34,308
*	Coolpad Group Ltd.	128,000	12,388
	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	159,113
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	418,000	752,980
#	COSCO SHIPPING Holdings Co. Ltd., Class H	899,300	1,580,036
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	181,685
	COSCO SHIPPING Ports Ltd.	439,266	348,074
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	79,500	89,371
	COSCO SHIPPING Technology Co. Ltd., Class A	11,500	26,928
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	47,086
	CRRC Corp. Ltd., Class H	991,000	736,181
Ω	CSC Financial Co. Ltd., Class H	84,000	135,393
		Shares	Value»
CHINA — (Continued)
	CSG Holding Co. Ltd., Class A	62,295	$41,691
	CSPC Pharmaceutical Group Ltd.	3,058,800	3,752,339
#	CSSC Hong Kong Shipping Co. Ltd.	478,000	130,833
	CSSC Science & Technology Co. Ltd., Class A	9,800	16,189
	CTS International Logistics Corp. Ltd., Class A	45,970	39,477
*	Cutia Therapeutics, Class H	9,400	5,793
*	CWT International Ltd.	1,480,000	55,123
	Dajin Heavy Industry Co. Ltd., Class A	7,900	69,916
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	46,838
*	Dalipal Holdings Ltd.	118,000	92,385
*	Damai Entertainment Holdings Ltd.	3,770,000	475,879
	Daqin Railway Co. Ltd., Class A	85,065	61,455
	Dashang Co. Ltd., Class A	6,292	16,480
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	24,436	70,340
#	Datang International Power Generation Co. Ltd., Class H	586,000	176,105
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	20,929
	DBG Technology Co. Ltd., Class A	8,800	31,385
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	36,689
	Deppon Logistics Co. Ltd., Class A	15,200	41,235
*	Dezhan Healthcare Co. Ltd., Class A	66,100	40,971
	DHC Software Co. Ltd., Class A	37,500	52,282
	Dian Diagnostics Group Co. Ltd., Class A	15,300	52,610
	Digital China Group Co. Ltd., Class A	11,400	62,248

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Digital China Holdings Ltd.	163,000	$55,553
*	Digital China Information Service Group Co. Ltd., Class A	17,600	40,803
	Do-Fluoride New Materials Co. Ltd., Class A	15,920	66,342
	Dong-E-E-Jiao Co. Ltd., Class A	2,700	19,672
#	Dongfang Electric Corp. Ltd., Class H	84,200	274,426
	Dongfang Electronics Co. Ltd., Class A	43,300	82,097
	DongFeng Automobile Co. Ltd., Class A	24,900	24,833
	Dongfeng Electronic Technology Co. Ltd., Class A	11,900	20,313
*	Dongfeng Motor Group Co. Ltd., Class H	674,000	779,185
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	13,385
	Dongguan Development Holdings Co. Ltd., Class A	26,300	41,611
#	Dongguan Rural Commercial Bank Co. Ltd., Class H	22,000	9,711
	Dongguan Yutong Optical Technology Co. Ltd., Class A	6,500	25,306
	Donghua Testing Technology Co. Ltd., Class A	4,000	24,776
*	Dongjiang Environmental Co. Ltd., Class H	32,200	9,758
	Dongxing Securities Co. Ltd., Class A	45,600	91,178
	Dongyue Group Ltd.	532,000	833,990
	DouYu International Holdings Ltd., ADR	11,065	70,483
*	DPC Dash Ltd.	18,100	153,305
	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	86,380
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,700	54,238
		Shares	Value»
CHINA — (Continued)
	East Money Information Co. Ltd., Class A	25,927	$84,659
	Eastcompeace Technology Co. Ltd., Class A	15,200	50,549
*	Easyhome New Retail Group Co. Ltd., Class A	87,800	39,235
	E-Commodities Holdings Ltd.	660,000	75,190
	Ecovacs Robotics Co. Ltd., Class A	4,100	42,307
	Edifier Technology Co. Ltd., Class A	17,400	30,803
	Edvantage Group Holdings Ltd.	171,630	33,186
#	EEKA Fashion Holdings Ltd.	72,000	65,184
	Electric Connector Technology Co. Ltd., Class A	5,100	31,304
*††	Elion Energy Co. Ltd., Class A	92,870	936
	ENN Energy Holdings Ltd.	160,200	1,379,120
	ENN Natural Gas Co. Ltd., Class A	28,500	79,989
	Eoptolink Technology, Inc. Ltd., Class A	6,720	404,334
	Era Co. Ltd., Class A	31,300	20,253
	Essex Bio-technology Ltd.	122,000	66,000
	Eternal Asia Supply Chain Management Ltd., Class A	75,600	65,889
*	ETHK Labs, Inc.	19,000	3,565
	EVA Precision Industrial Holdings Ltd.	414,000	49,144
	Eve Energy Co. Ltd., Class A	9,800	89,911
	Ever Sunshine Services Group Ltd.	240,000	56,302
Ω	Everbright Securities Co. Ltd., Class H	61,000	69,363
*	EverChina International Holdings Co. Ltd.	100,000	1,282
#*Ω	Everest Medicines Ltd.	21,500	107,143

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	$6,816
	Explosive Co. Ltd., Class A	17,800	36,156
	Eyebright Medical Technology Beijing Co. Ltd., Class A	3,546	30,737
	Fangda Carbon New Material Co. Ltd., Class A	52,700	43,462
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	64,807
	Far East Horizon Ltd.	650,000	650,209
*	Far East Smarter Energy Co. Ltd., Class A	43,800	76,067
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,465	21,929
	FAW Jiefang Group Co. Ltd., Class A	26,900	26,783
	FAWER Automotive Parts Co. Ltd., Class A	37,700	29,716
	Feilong Auto Components Co. Ltd., Class A	18,000	75,532
*Ω	Feiyu Technology International Co. Ltd.	129,000	11,301
	Ferrotec Anhui Technology Development Co. Ltd., Class A	3,600	21,252
	FESCO Group Co. Ltd., Class A	9,600	25,667
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	94,733
	Fibocom Wireless, Inc., Class A	800	3,323
*	FIH Mobile Ltd.	90,300	230,828
*	Financial Street Holdings Co. Ltd., Class A	69,000	28,101
	FinVolution Group, ADR	49,916	256,069
	First Capital Securities Co. Ltd., Class A	37,100	36,991
	First Tractor Co. Ltd., Class H	102,000	119,862
		Shares	Value»
CHINA — (Continued)
#*	Flat Glass Group Co. Ltd., Class H	116,000	$162,107
	Focus Lightings Tech Co. Ltd., Class A	25,520	37,483
	Focus Media Information Technology Co. Ltd., Class A	88,900	92,122
	Focused Photonics Hangzhou, Inc., Class A	13,500	30,014
	Foryou Corp., Class A	12,800	58,632
	Foshan Electrical & Lighting Co. Ltd., Class A	26,700	24,111
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	73,667
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	21,270
	Fosun International Ltd.	648,572	345,058
	Founder Securities Co. Ltd., Class A	54,100	61,189
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	939,314
	Friend Co. Ltd., Class A	14,500	28,624
#	Fu Shou Yuan International Group Ltd.	373,000	123,315
	Fufeng Group Ltd.	650,000	703,366
#*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	19,707
	Fujian Funeng Co. Ltd., Class A	58,470	76,714
*	Fujian Kuncai Material Technology Co. Ltd., Class A	7,700	18,143
	Fujian Longking Co. Ltd., Class A	33,901	89,368
	Fujian Qingshan Paper Industry Co. Ltd., Class A	66,400	36,448
	Fujian Star-net Communication Co. Ltd., Class A	13,600	56,011
	Fujian Sunner Development Co. Ltd., Class A	20,000	49,596

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	6,900	$15,328
	Fujian Yuanli Active Carbon Co. Ltd., Class A	9,700	22,842
*	Future Machine Ltd.	154,000	20,043
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	146,400	1,254,869
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,500	34,073
Ω	Ganfeng Lithium Group Co. Ltd., Class H	78,280	597,589
	Gansu Energy Chemical Co. Ltd., Class A	128,700	45,887
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	120,900	33,512
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	49,569
	Gansu Yasheng Industrial Group Co. Ltd., Class A	53,000	28,544
	G-bits Network Technology Xiamen Co. Ltd., Class A	800	52,309
	GCL Energy Technology Co. Ltd., Class A	27,800	41,976
*	GCL New Energy Holdings Ltd.	250,000	42,260
#*	GCL Technology Holdings Ltd.	7,853,000	1,086,480
	GD Power Development Co. Ltd., Class A	67,800	45,167
*	GDS Holdings Ltd. (9698 HK), Class A	278,700	1,551,828
	Geely Automobile Holdings Ltd.	1,560,000	3,211,248
	GEM Co. Ltd., Class A	65,800	84,885
*	Gemdale Corp., Class A	52,100	24,361
#*	Gemdale Properties & Investment Corp. Ltd.	1,964,000	45,247
		Shares	Value»
CHINA — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	$247,158
*	Genscript Biotech Corp.	402,000	659,883
	GEPIC Energy Development Co. Ltd., Class A	30,000	29,702
	Getein Biotech, Inc., Class A	8,036	9,969
	GF Securities Co. Ltd., Class H	260,600	608,125
#Ω	Giant Biogene Holding Co. Ltd.	113,200	481,695
	Ginlong Technologies Co. Ltd., Class A	7,350	87,737
#*	Global New Material International Holdings Ltd.	136,000	153,977
	GoerTek, Inc., Class A	14,900	55,787
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	32,742
	Goldenmax International Group Ltd., Class A	21,100	77,668
#	Goldwind Science & Technology Co. Ltd., Class H	235,947	440,569
	Goneo Group Co. Ltd., Class A	3,248	19,535
	Goodbaby International Holdings Ltd.	294,000	40,657
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	2,478	30,036
*	GoodWe Technologies Co. Ltd. (688390 CH), Class A	1,181	14,315
	Gotion High-tech Co. Ltd., Class A	6,460	35,317
	Grand Pharmaceutical Group Ltd.	387,500	387,750
	Grandblue Environment Co. Ltd., Class A	13,500	57,409
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	54,006
	Great Wall Motor Co. Ltd., Class H	655,500	1,116,777
*	Greatoo Intelligent Equipment, Inc., Class A	49,700	55,243

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,479	$153,106
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	32,600	39,614
#	Greentown China Holdings Ltd.	443,500	634,774
#Ω	Greentown Management Holdings Co. Ltd.	174,000	73,238
	Greentown Service Group Co. Ltd.	454,000	263,971
	GRG Banking Equipment Co. Ltd., Class A	25,300	46,816
	GRG Metrology & Test Group Co. Ltd., Class A	11,500	39,248
	Grinm Advanced Materials Co. Ltd., Class A	10,300	32,939
	Guangdong Advertising Group Co. Ltd., Class A	19,200	33,425
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	48,764
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	14,599
	Guangdong Construction Engineering Group Co. Ltd., Class A	82,400	45,150
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,800	31,864
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	77,338
	Guangdong Dongpeng Holdings Co. Ltd., Class A	44,500	47,056
	Guangdong Dowstone Technology Co. Ltd., Class A	8,500	35,885
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	22,900	37,250
		Shares	Value»
CHINA — (Continued)
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,900	$70,185
	Guangdong Goworld Co. Ltd., Class A	13,300	27,322
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	10,327
	Guangdong Guanhao High-Tech Co. Ltd., Class A	47,300	23,992
	Guangdong Haid Group Co. Ltd., Class A	11,600	86,039
*	Guangdong HEC Technology Holding Co. Ltd., Class A	24,000	94,027
	Guangdong Hongda Holdings Group Co. Ltd., Class A	10,300	72,629
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	20,400	35,487
	Guangdong Huate Gas Co. Ltd., Class A	3,235	30,663
	Guangdong Investment Ltd.	516,000	487,846
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	10,200	63,116
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,700	48,438
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	6,500	16,589
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	72,638
	Guangdong Sirio Pharma Co. Ltd., Class A	7,713	26,017
	Guangdong South New Media Co. Ltd., Class A	10,400	68,570
	Guangdong Tapai Group Co. Ltd., Class A	34,600	48,903
*	Guangdong TCL Smart Home Appliances Co. Ltd.	14,400	20,848

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Vanward New Electric Co. Ltd., Class A	19,800	$28,579
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,800	34,907
*	Guangdong Yowant Technology Group Co. Ltd., Class A	27,500	29,202
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	21,617
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	32,234
	Guanghui Energy Co. Ltd., Class A	106,800	86,291
*	Guanghui Logistics Co. Ltd., Class A	38,800	36,501
	Guangshen Railway Co. Ltd., Class H	510,000	143,858
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	12,400	99,069
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	70,521
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	19,612
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	37,236
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,500	21,987
#	Guangzhou Automobile Group Co. Ltd., Class H	739,200	347,059
	Guangzhou Baiyun International Airport Co. Ltd., Class A	22,300	30,673
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	160,199
	Guangzhou Development Group, Inc., Class A	66,500	68,373
		Shares	Value»
CHINA — (Continued)
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,100	$39,577
	Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	37,479
	Guangzhou Haoyang Electronic Co. Ltd., Class A	2,850	18,791
	Guangzhou KDT Machinery Group Co. Ltd., Class A	13,860	36,911
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,600	44,160
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	13,400	24,538
	Guangzhou Port Co. Ltd., Class A	49,400	25,315
#*	Guangzhou R&F Properties Co. Ltd., Class H	135,600	9,877
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	34,396
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	6,900	39,230
	Guangzhou Sie Consulting Co. Ltd., Class A	12,800	42,360
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	8,200	48,002
	Guangzhou Wondfo Biotech Co. Ltd., Class A	4,940	15,236
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	42,268	62,192
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	18,200	24,796
	Guilin Layn Natural Ingredients Corp., Class A	22,500	29,843
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	14,700	30,769

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Chanhen Chemical Corp., Class A	16,600	$100,312
	Guizhou Gas Group Corp. Ltd., Class A	25,200	25,316
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	51,092
	Guizhou Qianyuan Power Co. Ltd., Class A	10,400	26,239
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,700	20,159
	Guizhou Tyre Co. Ltd., Class A	53,700	39,785
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	34,996
*	Guizhou Zhenhua E-chem, Inc., Class A	12,348	25,003
*	Guocheng Mining Co. Ltd., Class A	10,900	41,440
*	Guoguang Electric Co. Ltd., Class A	14,500	28,789
	Guoquan Food Shanghai Co. Ltd., Class H	195,200	106,547
	Guosen Securities Co. Ltd., Class A	24,600	44,367
Ω	Guotai Haitong Securities Co. Ltd., Class H	438,472	933,271
	Guoyuan Securities Co. Ltd., Class A	42,430	50,958
#	Gushengtang Holdings Ltd.	52,400	197,829
	H World Group Ltd. (1179 HK)	282,300	1,355,814
#	H World Group Ltd. (HTHT US), ADR	10,128	481,181
#*Ω	Haichang Ocean Park Holdings Ltd.	667,000	44,399
Ω	Haidilao International Holding Ltd.	435,000	886,890
	Haier Smart Home Co. Ltd. (600690 C1), Class A	47,100	170,197
	Haier Smart Home Co. Ltd. (6690 HK), Class H	700,399	2,309,017
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	11,812
		Shares	Value»
CHINA — (Continued)
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,500	$21,730
*	Hainan Haide Capital Management Co. Ltd., Class A	44,660	37,341
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,047	92,402
*	Hainan Meilan International Airport Co. Ltd., Class H	91,000	120,671
	Hainan Mining Co. Ltd., Class A	36,600	66,421
	Hainan Strait Shipping Co. Ltd., Class A	25,000	38,164
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	41,564
	Haitian International Holdings Ltd.	270,000	835,241
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	49,694
	Hangcha Group Co. Ltd., Class A	16,296	65,010
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	38,945
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	46,095
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	58,669
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	16,657
	Hangzhou First Applied Material Co. Ltd., Class A	19,708	48,247
	Hangzhou GreatStar Industrial Co. Ltd.	12,800	63,411
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,320	23,721
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,838	31,561

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	16,320	$20,759
*	Hangzhou Iron & Steel Co., Class A	52,900	68,702
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	38,567
	Hangzhou Onechance Tech Corp., Class A	5,700	34,996
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	17,800	79,824
	Hangzhou Robam Appliances Co. Ltd., Class A	14,300	43,180
#*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	26,800	50,654
	Hangzhou Shunwang Technology Co. Ltd., Class A	15,800	59,041
	Hangzhou Silan Microelectronics Co. Ltd., Class A	6,000	28,735
	Hangzhou Sunrise Technology Co. Ltd., Class A	10,100	25,009
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	16,900	119,410
	Hangzhou Weiguang Electronic Co. Ltd., Class A	3,900	19,846
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	12,700	56,582
Ω	Hansoh Pharmaceutical Group Co. Ltd.	84,000	413,966
*Ω	Harbin Bank Co. Ltd., Class H	702,000	34,169
	Harbin Boshi Automation Co. Ltd., Class A	13,300	31,447
	Harbin Electric Co. Ltd., Class H	254,000	645,202
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	14,020	28,372
		Shares	Value»
CHINA — (Continued)
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	58,300	$28,610
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	25,782
	HBIS Resources Co. Ltd., Class A	21,000	71,995
*Ω	HBM Holdings Ltd.	117,000	178,500
	Health & Happiness H&H International Holdings Ltd.	59,000	115,504
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	36,459
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,080	35,124
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,500	88,678
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	16,818	33,467
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,240	53,726
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	85,478
	Heilongjiang Agriculture Co. Ltd., Class A	24,900	62,690
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,400	18,127
	Helens International Holdings Co. Ltd.	127,500	15,309
	Hello Group, Inc., Sponsored ADR	48,779	332,673
	Henan Liliang Diamond Co. Ltd., Class A	9,100	52,124
	Henan Lingrui Pharmaceutical Co., Class A	16,300	51,536
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	61,903
	Henan Pinggao Electric Co. Ltd., Class A	28,200	85,709

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	$248,196
	Henan Shuanghui Investment & Development Co. Ltd., Class A	18,900	69,842
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	35,001
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	27,338
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	63,460
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	24,522
*	Henan Zhongfu Industry Co. Ltd., Class A	112,200	154,003
	Hengan International Group Co. Ltd.	223,000	806,105
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	120,890
	Hengli Petrochemical Co. Ltd., Class A	48,100	180,577
	Hengtong Logistics Co. Ltd., Class A	9,400	13,754
	Hengtong Optic-electric Co. Ltd., Class A	31,500	158,466
	Hengyi Petrochemical Co. Ltd., Class A	54,250	94,283
	Hesteel Co. Ltd., Class A	207,600	74,751
	Hexing Electrical Co. Ltd., Class A	8,600	48,499
*	HG Semiconductor Ltd.	280,000	17,426
*	Hi Sun Technology China Ltd.	819,000	52,364
*	High Templar Tech Ltd., Sponsored ADR	61,155	177,961
	Hisense Home Appliances Group Co. Ltd., Class H	137,000	402,493
	Hisense Visual Technology Co. Ltd., Class A	18,300	65,440
		Shares	Value»
CHINA — (Continued)
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	$95,417
	HLA Group Corp. Ltd., Class A	84,200	74,273
	HMT Xiamen New Technical Materials Co. Ltd., Class A	8,900	99,631
*	HNA Technology Co. Ltd., Class A	65,200	34,706
	Hongfa Technology Co. Ltd., Class A	16,884	69,680
*	Honghua Group Ltd.	457,000	11,755
	Hongli Zhihui Group Co. Ltd., Class A	18,300	19,804
	Hongrun Construction Group Co. Ltd., Class A	36,200	53,061
	Hongta Securities Co. Ltd., Class A	18,450	21,704
*	Hopson Development Holdings Ltd.	413,086	183,989
	Horizon Construction Development Ltd.	139,554	17,855
	Hoshine Silicon Industry Co. Ltd., Class A	3,400	24,295
	Hoymiles Power Electronics, Inc., Class A	1,463	21,699
*Ω	Hua Hong Semiconductor Ltd., Class H	224,000	3,314,908
	Huaan Securities Co. Ltd., Class A	67,020	68,948
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	29,164
	Huabao International Holdings Ltd.	172,000	112,343
	Huada Automotive Technology Corp. Ltd., Class A	5,000	36,988
	Huadian Heavy Industries Co. Ltd., Class A	33,400	53,812
	Huadian Power International Corp. Ltd., Class H	364,000	192,507
	Huadong Medicine Co. Ltd., Class A	8,200	42,566
	Huafon Chemical Co. Ltd., Class A	88,800	164,527
*	Huafu Fashion Co. Ltd., Class A	75,800	45,537

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaibei Mining Holdings Co. Ltd., Class A	50,600	$91,354
*	Huaihe Energy Group Co. Ltd., Class A	88,000	43,319
	Hualan Biological Engineering, Inc., Class A	10,669	23,995
	Huaming Power Equipment Co. Ltd., Class A	18,400	78,826
	Huaneng Power International, Inc., Class H	676,000	492,874
	Huangshan Novel Co. Ltd., Class A	15,300	27,729
	Huangshan Tourism Development Co. Ltd., Class A	15,500	28,450
*	Huanxi Media Group Ltd.	310,000	11,529
	Huapont Life Sciences Co. Ltd., Class A	52,000	41,888
Ω	Huatai Securities Co. Ltd., Class H	284,200	677,607
	Huatu Cendes Co. Ltd., Class A	2,940	32,711
	Huaxi Securities Co. Ltd., Class A	37,200	49,336
	Huaxia Bank Co. Ltd., Class A	75,900	69,255
	Huaxin Cement Co. Ltd. (6655 HK), Class H	102,300	243,725
	Huayu Automotive Systems Co. Ltd., Class A	32,551	90,088
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	17,600	13,695
	Hubei Chutian Smart Communication Co. Ltd., Class A	32,600	18,670
	Hubei Dinglong Co. Ltd., Class A	6,400	41,025
	Hubei Energy Group Co. Ltd., Class A	31,500	20,897
	Hubei Huitian New Materials Co. Ltd., Class A	16,800	30,513
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	85,524
		Shares	Value»
CHINA — (Continued)
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	$165,242
	Hubei Yihua Chemical Industry Co. Ltd., Class A	26,300	62,800
	Hubei Zhenhua Chemical Co. Ltd., Class A	20,860	102,507
	Huishang Bank Corp. Ltd., Class H	170,400	75,298
#*Ω	Huitongda Network Co. Ltd., Class H	6,200	8,011
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	66,888
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	72,994
	Hunan Aihua Group Co. Ltd., Class A	11,300	29,578
*	Hunan Corun New Energy Co. Ltd., Class A	17,000	17,136
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	28,046
	Hunan Gold Corp. Ltd., Class A	14,560	75,041
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	15,500	34,347
*	Hunan New Wellful Co. Ltd., Class A	26,000	22,076
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	70,662
	Hunan Valin Steel Co. Ltd., Class A	83,640	75,263
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	82,002
	Hundsun Technologies, Inc., Class A	4,976	22,214
#*	HUTCHMED China Ltd. 13 HK	98,500	294,627
#*	HUTCHMED China Ltd. HCM US, ADR	2,921	43,815
#	HUYA, Inc., ADR	27,296	115,735
*Ω	Hygeia Healthcare Holdings Co. Ltd.	102,800	168,831
*	Hytera Communications Corp. Ltd., Class A	35,200	54,955

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	HyUnion Holding Co. Ltd., Class A	21,900	$27,559
*	IAT Automobile Technology Co. Ltd., Class A	16,000	22,361
*Ω	iDreamSky Technology Holdings Ltd.	423,600	32,054
	IEIT Systems Co. Ltd., Class A	3,800	34,246
	Iflytek Co. Ltd., Class A	4,200	35,970
	IKD Co. Ltd., Class A	28,200	77,715
*Ω	IMAX China Holding, Inc.	24,000	25,085
	Imeik Technology Development Co. Ltd., Class A	1,482	29,800
*	IMotion Automotive Technology Suzhou Co. Ltd., Class H	21,300	14,912
	Industrial & Commercial Bank of China Ltd., Class H	4,006,000	3,322,963
	Industrial Bank Co. Ltd., Class A	147,900	397,931
	Industrial Securities Co. Ltd., Class A	56,320	55,725
	Infore Environment Technology Group Co. Ltd., Class A	52,000	52,520
*Ω	Ingdan, Inc.	206,000	103,180
	Ingenic Semiconductor Co. Ltd., Class A	2,500	51,567
*	Inkeverse Group Ltd.	387,000	43,628
*	INKON Life Technology Co. Ltd., Class A	18,300	30,146
	Inmyshow Digital Technology Group Co. Ltd., Class A	58,200	63,627
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	109,773
	Inner Mongolia Berun Chemical Co. Ltd., Class A	78,600	95,581
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,100	128,441
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	90,106
		Shares	Value»
CHINA — (Continued)
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	3,600	$34,963
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,300	74,194
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	43,175
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	142,461
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,900	143,703
*Ω	InnoCare Pharma Ltd., Class H	72,000	108,019
*Ω	Innovent Biologics, Inc.	37,000	384,063
	Innuovo Technology Co. Ltd., Class A	19,000	28,261
*	Insigma Technology Co. Ltd., Class A	21,100	32,205
	Inspur Digital Enterprise Technology Ltd.	156,000	99,959
	Intco Medical Technology Co. Ltd., Class A	13,300	80,097
	Intron Technology Holdings Ltd.	53,000	12,756
#*	iQIYI, Inc., ADR	153,605	319,498
	iRay Group, Class A	2,066	35,196
	IReader Technology Co. Ltd., Class A	7,700	27,316
*	IRICO Display Devices Co. Ltd., Class A	60,400	58,458
*	J&T Global Express Ltd.	613,200	797,876
*	JA Solar Technology Co. Ltd., Class A	23,760	38,653
	Jade Bird Fire Co. Ltd., Class A	30,084	48,836
	Jafron Biomedical Co. Ltd., Class A	6,400	18,441
	Jangho Group Co. Ltd., Class A	34,800	48,105
	Jason Furniture Hangzhou Co. Ltd., Class A	17,100	87,116
	JCET Group Co. Ltd., Class A	16,300	115,922

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JCHX Mining Management Co. Ltd., Class A	6,900	$77,670
*Ω	JD Health International, Inc.	157,350	1,265,980
*Ω	JD Logistics, Inc.	650,900	930,230
	JD.com, Inc. (9618 HK), Class A	437,357	6,236,987
	Jia Yao Holdings Ltd.	20,000	6,330
	Jiajiayue Group Co. Ltd., Class A	26,300	49,265
	Jiang Su Suyan Jingshen Co. Ltd., Class A	29,900	49,495
	Jiangling Motors Corp. Ltd., Class A	9,800	25,477
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	32,000	35,442
	Jiangsu Azure Corp., Class A	20,400	49,827
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	9,250	40,360
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	102,300	64,156
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,000	17,747
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	79,618	83,631
	Jiangsu Chint Power Technology Co. Ltd., Class A	11,200	38,837
*	Jiangsu Dagang Co. Ltd., Class A	10,800	27,174
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	70,962
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	6,600	12,556
#	Jiangsu Expressway Co. Ltd., Class H	202,000	266,506
	Jiangsu Financial Leasing Co. Ltd., Class A	143,900	131,885
		Shares	Value»
CHINA — (Continued)
*	Jiangsu General Science Technology Co. Ltd., Class A	48,800	$32,911
	Jiangsu Gian Technology Co. Ltd., Class A	5,500	32,666
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	37,630
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	60,890
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	25,441
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	52,712
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	88,959
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	71,371
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,100	25,142
	Jiangsu Hongtian Technology Co. Ltd., Class A	5,700	33,451
	Jiangsu Huachang Chemical Co. Ltd., Class A	17,700	16,531
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	47,733
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	37,296
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	29,620
	Jiangsu King's Luck Brewery JSC Ltd., Class A	7,987	38,490
	Jiangsu Leili Motor Co. Ltd., Class A	9,520	71,821
	Jiangsu Lianyungang Port Co. Ltd., Class A	19,500	15,133
	Jiangsu Lihua Foods Group Co. Ltd.	22,875	66,212
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	37,378

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	13,900	$35,977
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,840	78,219
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	62,903
	Jiangsu Pacific Quartz Co. Ltd., Class A	8,850	50,586
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,800	50,516
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	44,023
	Jiangsu Shagang Co. Ltd., Class A	28,700	23,771
	Jiangsu Shemar Electric Co. Ltd., Class A	7,300	47,648
	Jiangsu Shentong Valve Co. Ltd., Class A	12,900	31,967
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	12,600	106,268
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	4,480	37,784
	Jiangsu Soho High Hope Group Corp., Class A	59,400	29,222
*	Jiangsu Sopo Chemical Co., Class A	19,000	21,637
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	40,040	28,935
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	41,607
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	7,600	94,963
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,400	43,001
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	5,690	$65,852
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	33,259
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,900	62,598
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	56,381
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,900	66,986
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	48,058
	Jiangxi Bank Co. Ltd., Class H	33,500	3,047
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	13,200	19,150
	Jiangxi Copper Co. Ltd., Class H	345,000	2,061,092
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	27,653
	Jiangxi Ganneng Co. Ltd., Class A	19,600	30,368
	Jiangxi Ganyue Expressway Co. Ltd., Class A	52,900	37,692
	Jiangxi Guotai Group Co. Ltd., Class A	15,500	32,618
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	22,840
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,200	33,624
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	13,700	20,251
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	8,600	20,035
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	5,800	21,191

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,400	$16,957
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	70,128
	Jiayin Group, Inc., ADR	750	4,950
	Jiayou International Logistics Co. Ltd., Class A	25,200	49,991
*	Jihua Group Corp. Ltd., Class A	82,900	39,577
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	14,400	42,349
*	Jilin Chemical Fibre, Class A	45,300	31,413
	Jilin Electric Power Co. Ltd., Class A	44,000	42,923
	Jilin OLED Material Tech Co. Ltd., Class A	7,018	37,365
*	Jinbei Automotive Co. Ltd., Class A	24,900	16,834
*††	Jinchuan Group International Resources Co. Ltd.	653,000	20,061
	Jinduicheng Molybdenum Co. Ltd., Class A	77,100	225,689
	Jinghua Pharmaceutical Group Co. Ltd., Class A	20,700	22,762
	Jingjin Equipment, Inc., Class A	15,800	45,603
	Jinhong Gas Co. Ltd., Class A	6,719	21,689
	Jinhui Liquor Co. Ltd., Class A	8,000	25,116
	JinkoSolar Holding Co. Ltd., ADR	12,176	312,071
	Jinlei Technology Co. Ltd., Class A	8,500	33,594
	Jinlongyu Group Co. Ltd., Class A	11,300	51,085
	Jinmao Property Services Co. Ltd.	59,120	20,028
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	90,730
		Shares	Value»
CHINA — (Continued)
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	$14,734
	Jinneng Science&Technology Co. Ltd., Class A	32,000	32,246
#*Ω	Jinxin Fertility Group Ltd.	858,000	267,980
	Jinyu Bio-Technology Co. Ltd., Class A	24,900	64,667
	JiuGui Liquor Co. Ltd., Class A	3,900	31,826
Ω	Jiumaojiu International Holdings Ltd.	313,000	85,610
	Jizhong Energy Resources Co. Ltd., Class A	110,900	89,203
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,000	45,012
	JNBY Design Ltd.	88,500	218,806
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	40,200	67,508
	Joinn Laboratories China Co. Ltd., Class A	14,624	79,959
#Ω	Joinn Laboratories China Co. Ltd., Class H	10,200	31,742
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	29,502
	Jointown Pharmaceutical Group Co. Ltd., Class A	46,480	35,587
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,200	33,202
	Jones Tech PLC, Class A	7,400	59,694
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,900	38,282
	JS Corrugating Machinery Co. Ltd., Class A	14,500	26,965
#*Ω	JS Global Lifestyle Co. Ltd.	285,000	65,373
	JSTI Group, Class A	30,744	33,737
*	Ju Teng International Holdings Ltd.	328,000	79,628

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Juneyao Airlines Co. Ltd., Class A	23,700	$51,225
*Ω	JW Cayman Therapeutics Co. Ltd.	105,500	32,694
	Kailuan Energy Chemical Co. Ltd., Class A	35,000	31,881
	Kaishan Group Co. Ltd., Class A	28,700	70,453
*	KBC Corp. Ltd., Class A	2,693	11,002
	Keboda Technology Co. Ltd., Class A	4,500	45,063
	Keda Industrial Group Co. Ltd., Class A	43,500	110,822
	KEDE Numerical Control Co. Ltd., Class A	3,006	26,463
	Kehua Data Co. Ltd., Class A	5,700	51,124
	Keshun Waterproof Technologies Co. Ltd., Class A	47,500	48,671
	Kidswant Children Products Co. Ltd., Class A	34,500	53,156
	Kinetic Development Group Ltd.	826,000	184,708
	Kingboard Holdings Ltd.	269,500	1,092,112
	Kingboard Laminates Holdings Ltd.	322,000	604,573
*	KingClean Electric Co. Ltd., Class A	9,180	42,726
#*	Kingdee International Software Group Co. Ltd.	127,000	209,768
	Kingfa Sci & Tech Co. Ltd., Class A	15,000	41,179
	Kingnet Network Co. Ltd., Class A	25,800	92,383
	Kingsoft Corp. Ltd.	182,000	698,232
	Konfoong Materials International Co. Ltd., Class A	3,000	48,995
	KPC Pharmaceuticals, Inc., Class A	12,100	21,745
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	15,700	48,985
Ω	Kuaishou Technology	591,900	6,047,505
	Kuangda Technology Group Co. Ltd., Class A	43,400	42,746
		Shares	Value»
CHINA — (Continued)
	Kunlun Energy Co. Ltd.	1,426,000	$1,461,054
	Kunshan Huguang Auto Harness Co. Ltd., Class A	7,100	29,721
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	60,972
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,200	35,925
	Kweichow Moutai Co. Ltd., Class A	6,038	1,217,205
	Lakala Payment Co. Ltd., Class A	13,300	50,354
	Lancy Co. Ltd., Class A	9,300	25,008
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,900	53,894
	Lao Feng Xiang Co. Ltd., Class A	6,800	44,910
	Laobaixing Pharmacy Chain JSC, Class A	23,663	52,328
	Launch Tech Co. Ltd., Class H	40,500	45,809
	LB Group Co. Ltd., Class A	36,700	117,025
	LC Logistics, Inc.	15,000	10,454
	Lee & Man Chemical Co. Ltd.	62,000	47,949
	Lee & Man Paper Manufacturing Ltd.	398,000	181,931
	Lee's Pharmaceutical Holdings Ltd.	149,500	30,792
*Ω	Legend Holdings Corp., Class H	177,600	195,992
#	Lenovo Group Ltd.	2,596,000	2,924,948
	Lens Technology Co. Ltd., Class A	60,400	315,151
	Leoch Energy, Inc.	1,240	10,577
	Leoch International Technology Ltd.	62,000	5,323
	Lepu Medical Technology Beijing Co. Ltd., Class A	14,800	38,094
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	9,200	23,305
	Levima Advanced Materials Corp., Class A	15,700	48,205
	LexinFintech Holdings Ltd., ADR	44,876	127,897

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Leyard Optoelectronic Co. Ltd., Class A	43,500	$43,946
#*	Li Auto, Inc. (2015 HK), Class A	263,700	2,203,731
#*	Li Auto, Inc. (LI US), ADR	857	14,252
	Li Ning Co. Ltd.	764,500	1,999,151
	Lianhe Chemical Technology Co. Ltd., Class A	30,100	75,948
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	9,800	13,848
	Liaoning Cheng Da Co. Ltd., Class A	34,800	62,628
	Liaoning Port Co. Ltd., Class H	134,000	15,415
	Lier Chemical Co. Ltd., Class A	27,380	70,064
#*	Lifetech Scientific Corp.	552,000	129,287
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	25,364
	Lingbao Gold Group Co. Ltd., Class H	140,000	396,183
	Lingyi iTech Guangdong Co., Class A	42,100	88,661
Ω	Linklogis, Inc., Class B	315,000	90,152
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	34,016
	Livzon Pharmaceutical Group, Inc., Class H	50,471	189,929
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	11,700	40,241
#	LK Technology Holdings Ltd.	142,250	60,755
	Loncin Motor Co. Ltd., Class A	22,197	48,972
#Ω	Longfor Group Holdings Ltd.	716,783	942,624
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	14,974
*	LONGi Green Energy Technology Co. Ltd., Class A	33,744	86,827
	Longshine Technology Group Co. Ltd., Class A	7,600	18,910
	Lonking Holdings Ltd.	809,000	331,849
		Shares	Value»
CHINA — (Continued)
*	Lotus Holdings Co. Ltd.	47,900	$42,691
	Lucky Harvest Co. Ltd., Class A	7,410	37,251
	Luenmei Quantum Co. Ltd., Class A	47,808	48,323
	Luoniushan Co. Ltd., Class A	26,700	32,505
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	14,300	92,220
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	24,393
	Luxi Chemical Group Co. Ltd., Class A	47,000	132,255
	Luxin Venture Capital Group Co. Ltd., Class A	12,200	40,813
	Luxshare Precision Industry Co. Ltd., Class A	37,949	281,414
	Luyang Energy-Saving Materials Co. Ltd.	21,000	40,130
*Ω	Luye Pharma Group Ltd.	678,500	241,020
	Luzhou Laojiao Co. Ltd., Class A	9,000	156,305
#	Lygend Resources & Technology Co. Ltd.-H, Class H	21,600	69,888
*	Maanshan Iron & Steel Co. Ltd., Class H	452,000	156,300
	Maccura Biotechnology Co. Ltd., Class A	16,300	28,482
*	Malion New Materials Co. Ltd., Class A	19,800	29,428
	Mango Excellent Media Co. Ltd., Class A	20,602	75,474
#Ω	Maoyan Entertainment	155,118	145,544
	Maxscend Microelectronics Co. Ltd., Class A	1,700	19,131
	Maxvision Technology Corp., Class A	6,800	27,683
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	25,260
Ω	Medlive Technology Co. Ltd.	50,500	66,214

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Mehow Innovative Ltd., Class A	7,000	$31,303
	Meihua Holdings Group Co. Ltd., Class A	65,600	103,956
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	76,900	77,294
Ω	Meitu, Inc.	301,500	297,821
*Ω	Meituan, Class B	383,920	4,746,204
	Mesnac Co. Ltd., Class A	30,300	36,091
	Metallurgical Corp. of China Ltd., Class H	785,000	185,709
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	24,675
#*Ω	Microport Cardioflow Medtech Corp.	238,000	24,168
#	MicroPort NeuroScientific Corp.	56,428	84,965
*	Microport Scientific Corp.	153,200	230,781
	Micro-Tech Nanjing Co. Ltd., Class A	2,291	26,269
	Midea Group Co. Ltd., Class A	27,500	307,138
	Midea Group Co. Ltd., Class H	18,000	197,288
Ω	Midea Real Estate Holding Ltd.	92,800	50,017
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	5,800	52,739
	Ming Yang Smart Energy Group Ltd., Class A	21,700	72,443
#	Ming Yuan Cloud Group Holdings Ltd.	310,000	124,040
*	Mingfa Group International Co. Ltd.	299,000	4,318
	MINISO Group Holding Ltd.	149,200	692,828
	Minmetals Capital Co. Ltd., Class A	38,000	31,485
*	Minmetals Development Co. Ltd., Class A	25,100	49,309
	Minth Group Ltd.	242,000	1,139,324
	MLS Co. Ltd., Class A	42,600	60,499
*	MMG Ltd.	1,775,200	2,298,352
		Shares	Value»
CHINA — (Continued)
*Ω	Mobvista, Inc.	213,000	$406,258
	Montage Technology Co. Ltd., Class A	2,343	61,156
	Moon Environment Technology Co. Ltd., Class A	30,420	70,345
	Morimatsu International Holdings Co. Ltd.	99,000	135,846
	Motic Xiamen Electric Group Co. Ltd., Class A	9,400	22,604
*	Mount Everest Gold Group Co. Ltd.	12,000	2,913
	Muyuan Foods Co. Ltd., Class A	18,267	121,054
	MYS Group Co. Ltd., Class A	22,300	13,374
	Nancal Technology Co. Ltd., Class A	3,800	26,123
	Nanjing Cosmos Chemical Co. Ltd., Class A	12,180	24,051
	Nanjing Hanrui Cobalt Co. Ltd., Class A	7,300	50,600
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	99,816
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	13,100	17,837
	Nanjing Pharmaceutical Group Co. Ltd.	38,500	30,660
	Nanjing Securities Co. Ltd., Class A	25,800	29,513
*	Nanjing Tanker Corp., Class A	126,900	67,342
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	31,489
	Nantong Jianghai Capacitor Co. Ltd., Class A	18,900	82,934
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,000	35,520
	NARI Technology Co. Ltd., Class A	46,532	168,311
	NAURA Technology Group Co. Ltd., Class A	1,755	119,832
*	NavInfo Co. Ltd., Class A	31,400	47,763
*	Nayuki Holdings Ltd.	161,500	22,518

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NBTM New Materials Group Co. Ltd., Class A	12,900	$61,662
	NetDragon Websoft Holdings Ltd.	84,000	108,039
#*Ω	NetEase Cloud Music, Inc.	9,250	213,447
	NetEase, Inc. (NTES US), ADR	41,035	5,286,539
	Neusoft Corp., Class A	18,600	28,026
	Neutech Group Ltd.	32,000	9,669
	New China Life Insurance Co. Ltd., Class H	322,000	2,618,319
	New Guomai Digital Culture Co. Ltd., Class A	13,200	27,730
	New Hope Dairy Co. Ltd., Class A	8,800	22,971
	New Hope Liuhe Co. Ltd., Class A	13,100	17,048
*	New Journey Health Technology Group Co. Ltd., Class A	59,000	19,859
	New Trend International Logis-Tech Co. Ltd., Class A	12,200	21,485
	Neway Valve Suzhou Co. Ltd., Class A	16,500	143,695
*	Newborn Town, Inc.	138,000	202,931
	Newland Digital Technology Co. Ltd., Class A	17,900	70,229
	Nexteer Automotive Group Ltd.	302,000	257,636
*	Nine Dragons Paper Holdings Ltd.	507,000	534,133
	Ningbo Boway Alloy Material Co. Ltd., Class A	20,600	58,119
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	25,834
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	36,149
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	104,075
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	28,300	60,246
		Shares	Value»
CHINA — (Continued)
	Ningbo Jintian Copper Group Co. Ltd., Class A	37,300	$63,842
	Ningbo Joyson Electronic Corp., Class A	27,600	111,070
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,200	89,132
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,900	27,449
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	13,117	57,500
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	8,700	29,608
*	Ningbo Shanshan Co. Ltd., Class A	42,500	78,670
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	9,000	31,053
	Ningbo Tuopu Group Co. Ltd., Class A	10,140	105,226
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	52,508
	Ningbo Yongxin Optics Co. Ltd., Class A	1,100	16,514
	Ningbo Yunsheng Co. Ltd., Class A	34,900	70,683
	Ningbo Zhoushan Port Co. Ltd., Class A	42,100	23,686
	Ningxia Baofeng Energy Group Co. Ltd., Class A	49,600	169,569
	Ningxia Building Materials Group Co. Ltd., Class A	10,300	19,719
	Ningxia Western Venture Industrial Co. Ltd., Class A	34,700	26,161
*	NIO, Inc., Class A	79,070	376,957
*	Niu Technologies, Sponsored ADR	5,614	18,582
	NKY Medical Holdings Ltd., Class A	10,200	27,584
	Noah Holdings Ltd., Sponsored ADR	14,753	174,971
Ω	Nongfu Spring Co. Ltd., Class H	258,400	1,584,603
	Norinco International Cooperation Ltd., Class A	25,280	45,815

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	North China Pharmaceutical Co. Ltd., Class A	51,500	$41,977
	North Copper Co. Ltd., Class A	34,500	94,989
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	41,297
*	North Industries Group Red Arrow Co. Ltd., Class A	6,900	18,730
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	49,833
	Northeast Securities Co. Ltd., Class A	36,500	47,673
	Northking Information Technology Co. Ltd., Class A	16,133	44,090
#*	NovaBridge Biosciences, ADR	14,442	47,803
	Novoray Corp., Class A	4,244	40,790
*	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	18,734
*	Nuode New Materials Co. Ltd., Class A	36,100	35,660
	NYOCOR Co. Ltd., Class A	31,100	26,709
*Ω	Ocumension Therapeutics	68,000	64,310
*	Offcn Education Technology Co. Ltd., Class A	121,700	49,331
	Offshore Oil Engineering Co. Ltd., Class A	83,400	80,117
*	OFILM Group Co. Ltd., Class A	25,500	35,801
	Olympic Circuit Technology Co. Ltd., Class A	6,400	57,302
	OmniVision Integrated Circuits Group, Inc.	3,000	52,364
	Onewo, Inc., Class H	63,100	158,145
	Oppein Home Group, Inc., Class A	8,400	74,140
	Opple Lighting Co. Ltd., Class A	10,400	30,307
	ORG Technology Co. Ltd., Class A	22,184	18,702
	Orient International Enterprise Ltd., Class A	27,900	35,097
		Shares	Value»
CHINA — (Continued)
#	Orient Overseas International Ltd.	43,000	$704,476
Ω	Orient Securities Co. Ltd., Class H	206,800	180,088
*	Oriental Energy Co. Ltd., Class A	38,900	48,350
	Oriental Pearl Group Co. Ltd., Class A	31,900	52,095
	Ovctek China, Inc., Class A	18,180	41,354
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	18,460	36,359
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	50,224
*	PCI Technology Group Co. Ltd., Class A	27,340	27,007
*	PDD Holdings, Inc., ADR	40,382	4,080,601
*Ω	Peijia Medical Ltd.	89,000	75,341
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	0
*	Pengxin International Mining Co. Ltd., Class A	42,800	61,634
	People.cn Co. Ltd., Class A	6,800	23,915
	People's Insurance Co. Group of China Ltd. , Class H	1,670,000	1,452,116
*	Perennial Energy Holdings Ltd.	205,000	30,608
#	Persistence Gold Group Ltd.	70,000	10,976
	PetroChina Co. Ltd., Class H	3,454,000	4,103,210
*	Phancy Group Co. Ltd., Class H	4,500	28,843
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	36,790
Ω	Pharmaron Beijing Co. Ltd., Class H	75,375	199,700
	PhiChem Corp., Class A	7,100	28,368
	PICC Property & Casualty Co. Ltd., Class H	912,000	1,888,019
	Ping An Bank Co. Ltd., Class A	138,100	215,233
*Ω	Ping An Healthcare & Technology Co. Ltd.	412,818	760,733

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Ping An Insurance Group Co. of China Ltd., Class H	774,500	$7,183,757
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	87,104
	PNC Process Systems Co. Ltd., Class A	9,640	38,853
	POCO Holding Co. Ltd., Class A	4,400	50,084
*	Polaris Bay Group Co. Ltd., Class A	43,000	41,997
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	31,159
#	Poly Property Group Co. Ltd.	734,189	221,073
	Poly Property Services Co. Ltd., Class H	47,600	206,667
*	Pony Testing International Group Co. Ltd., Class A	8,800	14,543
Ω	Pop Mart International Group Ltd.	102,800	2,938,697
*	Porton Pharma Solutions Ltd., Class A	8,800	30,938
Ω	Postal Savings Bank of China Co. Ltd., Class H	954,000	622,010
	Pou Sheng International Holdings Ltd.	768,000	45,691
	Power Construction Corp. of China Ltd., Class A	119,400	97,266
*	Powerwin Tech Group Ltd.	4,000	460
	Precision Tsugami China Corp. Ltd.	3,000	16,084
	Prinx Chengshan Holdings Ltd.	56,500	59,280
*	Productive Technologies Co. Ltd.	818,000	23,793
	PW Medtech Group Ltd.	171,000	28,002
	Pylon Technologies Co. Ltd., Class A	7,722	67,375
	Q Technology Group Co. Ltd.	123,000	146,718
	Qfin Holdings, Inc., ADR	41,655	647,735
		Shares	Value»
CHINA — (Continued)
*	Qi An Xin Technology Group, Inc., Class A	8,255	$44,160
	Qianhe Condiment & Food Co. Ltd., Class A	19,879	28,879
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	37,202
	Qingdao Citymedia Co. Ltd., Class A	21,600	20,990
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	194,893
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	19,935
	Qingdao Gaoce Technology Co. Ltd., Class A	19,472	39,837
	Qingdao Gon Technology Co. Ltd., Class A	8,700	73,484
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	37,245
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	39,260
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	31,149
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	4,000	56,294
Ω	Qingdao Port International Co. Ltd., Class H	302,000	290,259
	Qingdao Rural Commercial Bank Corp., Class A	127,700	57,708
	Qingdao Sentury Tire Co. Ltd., Class A	28,620	84,308
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	44,896
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	15,500	20,521

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Qinghai Salt Lake Industry Co. Ltd., Class A	29,300	$138,242
*	Qingling Motors Co. Ltd., Class H	96,000	13,415
	Qinhuangdao Port Co. Ltd., Class H	257,000	88,705
	Queclink Wireless Solutions Co. Ltd., Class A	14,300	25,884
	Quectel Wireless Solutions Co. Ltd., Class A	5,040	66,837
	Quick Intelligent Equipment Co. Ltd., Class A	6,600	35,795
*	Quzhou DFP New Material Group Co. Ltd.	35,900	21,526
#*	Radiance Holdings Group Co. Ltd.	136,000	31,612
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	26,213
	Range Intelligent Computing Technology Group Co. Ltd., Class A	7,600	89,300
	Rayhoo Motor Dies Co. Ltd., Class A	5,800	29,933
*Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	29,593
	Renhe Pharmacy Co. Ltd., Class A	37,500	32,333
	Rianlon Corp., Class A	9,300	62,649
	Richinfo Technology Co. Ltd., Class A	2,800	12,150
*	Risen Energy Co. Ltd., Class A	29,600	84,949
	Riyue Heavy Industry Co. Ltd., Class A	16,500	32,961
	Rizhao Port Co. Ltd., Class A	88,600	40,415
	Rockchip Electronics Co. Ltd., Class A	1,900	52,185
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	28,356
	Rongsheng Petrochemical Co. Ltd., Class A	64,050	135,925
*	Roshow Technology Co. Ltd., Class A	36,600	45,322
		Shares	Value»
CHINA — (Continued)
	Ruida Futures Co. Ltd., Class A	9,100	$32,130
	Runjian Co. Ltd., Class A	11,000	73,295
*	Sai Micro Electronics, Inc., Class A	10,600	79,465
	SAIC Motor Corp. Ltd., Class A	38,465	78,207
	Sailun Group Co. Ltd., Class A	24,800	56,535
	Sanan Optoelectronics Co. Ltd., Class A	13,000	30,221
	Sangfor Technologies, Inc., Class A	900	20,732
	Sanjiang Shopping Club Co. Ltd., Class A	13,400	31,977
	Sanquan Food Co. Ltd., Class A	22,960	39,353
*	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	45,705
	Sansure Biotech, Inc., Class A	14,206	41,540
*	Sanwei Holding Group Co. Ltd., Class A	15,469	25,059
	Sany Heavy Equipment International Holdings Co. Ltd.	455,000	699,012
	Sany Heavy Industry Co. Ltd., Class A	33,700	106,316
	Satellite Chemical Co. Ltd., Class A	67,527	236,544
	SDIC Capital Co. Ltd., Class A	45,800	50,670
	SDIC Power Holdings Co. Ltd., Class A	35,400	64,935
	Sealand Securities Co. Ltd., Class A	69,219	42,436
*	Seazen Group Ltd.	832,761	277,997
*	Seazen Holdings Co. Ltd., Class A	19,500	49,625
*††	S-Enjoy Service Group Co. Ltd.	103,000	6,922
	Seres Group Co. Ltd., Class A	5,400	81,009
	SF Holding Co. Ltd., Class A	48,300	260,637
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	34,670	21,655
	Shaanxi Coal Industry Co. Ltd., Class A	67,300	215,568

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	99,600	$51,921
*	Shaanxi Heimao Coking Co. Ltd., Class A	42,000	27,586
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	183,247
*	Shandong BoAn Biotechnology Co. Ltd., Class H	18,800	20,117
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	38,053
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	8,100	19,832
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	34,515
	Shandong Denghai Seeds Co. Ltd., Class A	13,700	22,225
	Shandong Dongyue Silicone Material Co. Ltd., Class A	27,500	48,380
Ω	Shandong Gold Mining Co. Ltd., Class H	161,500	867,898
*	Shandong Haihua Co. Ltd., Class A	23,000	19,928
	Shandong Head Group Co. Ltd., Class A	6,900	17,694
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	10,600	127,202
	Shandong Hi-speed Co. Ltd., Class A	12,100	17,454
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	58,400	53,188
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	183,178
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	48,700	29,425
	Shandong Humon Smelting Co. Ltd., Class A	22,300	63,848
		Shares	Value»
CHINA — (Continued)
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	$37,599
	Shandong Jinjing Science & Technology Co. Ltd., Class A	48,400	39,636
	Shandong Linglong Tyre Co. Ltd., Class A	27,495	59,611
	Shandong Lukang Pharma, Class A	17,700	23,625
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,900	49,728
	Shandong Publishing & Media Co. Ltd., Class A	29,800	39,422
	Shandong Sun Paper Industry JSC Ltd., Class A	42,700	103,259
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,400	64,546
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	764,400	489,422
	Shandong WIT Dyne Health Co. Ltd., Class A	4,300	20,018
	Shandong Xiantan Group Co. Ltd.	21,200	19,767
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	82,883
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	34,378
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	28,900	62,706
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	651	1,273
*	Shanghai AJ Group Co. Ltd., Class A	48,900	34,962
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	3,092	43,850
	Shanghai AtHub Co. Ltd., Class A	15,139	81,483

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Bailian Group Co. Ltd., Class A	42,400	$55,802
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	7,100	20,857
	Shanghai Baolong Automotive Corp., Class A	5,500	29,043
	Shanghai Baosight Software Co. Ltd., Class A	7,404	24,325
	Shanghai Baosteel Packaging Co. Ltd., Class A	53,700	46,819
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	28,300	19,003
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,660	36,172
	Shanghai Bright Meat Group Co. Ltd., Class A	21,800	20,792
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	7,600	65,844
	Shanghai Chinafortune Co. Ltd., Class A	20,100	48,116
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	19,400	49,402
	Shanghai Construction Group Co. Ltd., Class A	167,228	71,686
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	32,117	47,080
	Shanghai Datun Energy Resources Co. Ltd., Class A	25,600	47,551
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	408
*	Shanghai Electric Group Co. Ltd., Class H	396,000	212,738
	Shanghai Electric Power Co. Ltd., Class A	34,100	104,392
		Shares	Value»
CHINA — (Continued)
	Shanghai Environment Group Co. Ltd., Class A	34,800	$42,957
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	16,830
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	209,036
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	4,000	26,511
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	34,000	14,180
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,200	23,254
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	24,052
	Shanghai Gench Education Group Ltd.	35,000	11,650
	Shanghai Gentech Co. Ltd., Class A	4,575	21,857
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	60,765
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	10,640	35,281
	Shanghai Huace Navigation Technology Ltd., Class A	7,840	43,766
	Shanghai Huafon Aluminium Corp., Class A	17,300	65,330
	Shanghai Huayi Group Co. Ltd., Class A	47,600	68,886
	Shanghai Industrial Holdings Ltd.	136,000	260,691
*	Shanghai Industrial Urban Development Group Ltd.	569,600	22,988
*	Shanghai INT Medical Instruments Co. Ltd., Class H	18,200	72,129

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai International Airport Co. Ltd., Class A	4,100	$18,164
	Shanghai Jahwa United Co. Ltd., Class A	11,300	34,024
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,300	71,716
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	16,110
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	23,200	20,862
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	6,400	19,638
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	25,010
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	54,052
	Shanghai M&G Stationery, Inc., Class A	7,700	30,672
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	77,585
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,791	24,501
*	Shanghai Milkground Food Tech Co. Ltd., Class A	11,600	38,101
	Shanghai Moons' Electric Co. Ltd., Class A	2,400	24,057
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	215,000	327,646
	Shanghai Pioneer Holding Ltd.	237,000	69,172
	Shanghai Pret Composites Co. Ltd., Class A	26,600	69,025
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	24,288
	Shares	Value»
CHINA — (Continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	132,034	$190,686
Shanghai Putailai New Energy Technology Group Co. Ltd.	23,977	94,958
Shanghai QiFan Cable Co. Ltd., Class A	12,300	36,978
Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	43,512
Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	27,801
Shanghai Rural Commercial Bank Co. Ltd., Class A	43,700	54,001
Shanghai Shibei Hi-Tech Co. Ltd., Class A	22,600	17,776
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	65,184
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	53,868
Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	32,489
Shanghai Tunnel Engineering Co. Ltd., Class A	43,900	42,867
Shanghai Vital Microtech Co. Ltd.	14,160	38,596
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	29,261
Shanghai Yaoji Technology Co. Ltd., Class A	9,800	36,652
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	33,570	26,997
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	49,579
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	62,700	46,139

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhonggu Logistics Co. Ltd., Class A	51,000	$75,033
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	31,785
	Shanjin International Gold Co. Ltd., Class A	22,360	107,772
	Shannon Semiconductor Technology Co. Ltd., Class A	4,900	117,764
	Shantui Construction Machinery Co. Ltd., Class A	33,200	59,162
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	35,416
	Shanxi Coal International Energy Group Co. Ltd., Class A	41,500	67,279
	Shanxi Coking Co. Ltd., Class A	78,560	52,430
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	109,400	115,028
	Shanxi Hi-speed Group Co. Ltd., Class A	37,900	29,056
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	38,382
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	47,300	92,888
*	Shanxi Meijin Energy Co. Ltd., Class A	72,600	52,784
	Shanxi Securities Co. Ltd., Class A	36,060	31,398
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,400	39,356
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	123,858
	Sharetronic Data Technology Co. Ltd., Class A	4,200	137,191
	Shede Spirits Co. Ltd., Class A	4,000	32,406
	Shenergy Co. Ltd., Class A	31,800	38,119
		Shares	Value»
CHINA — (Continued)
	Shengda Resources Co. Ltd., Class A	12,200	$102,291
	Shenghe Resources Holding Co. Ltd., Class A	9,800	37,625
	Shengyi Technology Co. Ltd., Class A	10,200	100,806
	Shenma Industry Co. Ltd., Class A	20,400	26,674
	Shennan Circuits Co. Ltd., Class A	4,920	164,403
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	328,000	131,303
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	4,508	45,542
	Shenzhen Agricultural Power Group Co. Ltd., Class A	41,200	57,482
	Shenzhen Airport Co. Ltd., Class A	46,800	48,761
	Shenzhen Aisidi Co. Ltd., Class A	36,600	67,373
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	14,800	29,474
	Shenzhen BSC Technology Co. Ltd., Class A	4,900	25,602
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	42,012
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	16,454
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	22,447
	Shenzhen Click Technology Co. Ltd., Class A	12,000	41,242
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	23,856
	Shenzhen Comix Group Co. Ltd., Class A	13,300	14,910
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	14,712
	Shenzhen Desay Battery Technology Co., Class A	12,727	47,689

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Energy Group Co. Ltd., Class A	33,500	$32,774
	Shenzhen Envicool Technology Co. Ltd., Class A	7,424	114,297
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	20,580	114,356
#	Shenzhen Expressway Corp. Ltd., Class H	178,000	170,984
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	17,800	60,212
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	42,126
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	13,900	13,881
	Shenzhen Gas Corp. Ltd., Class A	58,300	57,810
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	42,274
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	31,373
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,000	48,774
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,900	50,883
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	70,973
	Shenzhen International Holdings Ltd.	444,334	511,938
#*	Shenzhen Investment Ltd.	915,262	102,021
	Shenzhen Invt Electric Co. Ltd., Class A	26,700	34,418
*	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	20,668
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	27,006
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	$76,112
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	33,511
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	102,257
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	13,000	34,106
	Shenzhen Kinwong Electronic Co. Ltd., Class A	13,800	127,275
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,700	54,080
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	28,200	48,055
	Shenzhen Leaguer Co. Ltd., Class A	45,100	70,530
	Shenzhen Lifotronic Technology Co. Ltd., Class A	10,268	20,319
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	20,997
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,221	142,108
	Shenzhen MTC Co. Ltd., Class A	99,900	139,287
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	35,669
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	21,967
	Shenzhen Noposin Crop Science Co. Ltd., Class A	24,100	40,148
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	42,406	16,731
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	48,000	10,139

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shenzhen Qingyi Photomask Ltd., Class A	5,756	$25,256
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,500	37,133
Shenzhen SC New Energy Technology Corp., Class A	8,300	164,539
Shenzhen SED Industry Co. Ltd., Class A	11,400	34,092
Shenzhen SEG Co. Ltd., Class A	23,000	29,838
Shenzhen Senior Technology Material Co. Ltd., Class A	28,132	56,014
Shenzhen Sinexcel Electric Co. Ltd., Class A	11,100	60,790
Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	79,849
Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	16,321
Shenzhen Sunway Communication Co. Ltd., Class A	11,500	132,100
Shenzhen Tagen Group Co. Ltd., Class A	50,500	28,125
Shenzhen Topband Co. Ltd., Class A	20,900	38,578
Shenzhen Topway Video Communication Co. Ltd., Class A	17,500	21,046
Shenzhen Transsion Holdings Co. Ltd., Class A	5,115	42,639
Shenzhen Weiguang Biological Products Co. Ltd., Class A	8,000	31,185
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,383	110,195
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	34,300	22,610
Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	50,442
		Shares	Value»
CHINA — (Continued)
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,100	$58,631
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	85,398
	Shenzhou International Group Holdings Ltd.	234,100	1,861,881
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,300	50,913
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	24,771
	Shinva Medical Instrument Co. Ltd., Class A	13,260	29,851
#	Shiyue Daotian Group Co. Ltd., Class H	9,000	10,372
	Shoucheng Holdings Ltd.	634,800	165,453
	Shougang Century Holdings Ltd.	65,200	24,754
	Shougang Fushan Resources Group Ltd.	956,375	403,030
††	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	591
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	61,400	78,477
	Shui On Land Ltd.	1,050,500	92,799
	Sichuan Changhong Electric Co. Ltd., Class A	41,000	57,496
*	Sichuan Chengfei Integration Technology Corp., Class A	7,200	37,441
	Sichuan Chuantou Energy Co. Ltd., Class A	13,700	27,446
	Sichuan Development Lomon Co. Ltd., Class A	25,300	44,821
	Sichuan EM Technology Co. Ltd., Class A	25,000	102,239
	Sichuan Expressway Co. Ltd., Class H	138,000	98,578

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Furong Technology Co. Ltd., Class A	16,016	$23,617
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	40,649
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	75,647
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	76,155
*	Sichuan Hongda Co. Ltd., Class A	21,100	48,978
	Sichuan Injet Electric Co. Ltd., Class A	3,900	32,256
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	9,991
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,819	83,822
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	300	15,971
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	32,876
	Sichuan New Energy Power Co. Ltd., Class A	29,900	53,441
	Sichuan Road & Bridge Group Co. Ltd., Class A	72,600	101,417
	Sichuan Swellfun Co. Ltd., Class A	7,100	42,536
	Sichuan Teway Food Group Co. Ltd., Class A	15,600	29,692
	Sichuan Yahua Industrial Group Co. Ltd., Class A	19,900	70,702
#	Sihuan Pharmaceutical Holdings Group Ltd.	589,000	119,024
	SIIC Environment Holdings Ltd. (SIIC SP)	402,300	56,792
Ω	Simcere Pharmaceutical Group Ltd.	163,000	244,040
	Sineng Electric Co. Ltd., Class A	4,200	22,407
	Sino Biopharmaceutical Ltd.	1,321,250	1,121,088
		Shares	Value»
CHINA — (Continued)
	Sinocare, Inc., Class A	5,900	$14,889
*	Sinochem International Corp., Class A	74,300	49,915
	Sinofert Holdings Ltd.	1,036,000	225,413
	Sinofibers Technology Co. Ltd., Class A	6,000	38,308
	Sinolink Securities Co. Ltd., Class A	26,600	35,683
	Sinoma International Engineering Co., Class A	56,100	92,105
	Sinoma Science & Technology Co. Ltd., Class A	22,750	140,502
	Sinomach Automobile Co. Ltd., Class A	35,400	33,643
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	59,800	43,949
	Sinomach Precision Industry Group Co. Ltd., Class A	9,500	61,326
	Sinomine Resource Group Co. Ltd., Class A	8,520	103,540
	Sinopec Engineering Group Co. Ltd., Class H	563,500	535,528
#	Sinopec Kantons Holdings Ltd.	388,000	215,373
*	Sinopec Oilfield Equipment Corp., Class A	29,400	34,293
#*	Sinopec Oilfield Service Corp., Class H	696,000	86,733
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	998,000	203,288
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	4,159	21,669
	Sinopharm Group Co. Ltd., Class H	416,800	1,112,123
	Sino-Platinum Metals Co. Ltd., Class A	20,919	69,040
	Sinoseal Holding Co. Ltd., Class A	2,800	15,127
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	37,710
	Sinosteel New Materials Co. Ltd., Class A	24,200	37,760

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd., Class H	2,500	$1,554
	Sinotrans Ltd., Class H	730,000	484,349
	Sinotruk Hong Kong Ltd.	254,500	1,168,710
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	36,435
*	Sipai Health Technology Co. Ltd.	36,000	12,392
	Skshu Paint Co. Ltd., Class A	1,960	16,035
	Skyworth Digital Co. Ltd., Class A	21,087	35,244
*	Skyworth Group Ltd.	218,000	198,505
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	8,700	26,957
Ω	Smoore International Holdings Ltd.	207,000	298,920
	Snowsky Salt Industry Group Co. Ltd., Class A	42,600	37,971
*	SOHO China Ltd.	585,500	39,722
	Soho Holly Futures Co. Ltd., Class H	42,000	17,823
	Sokan New Materials Group Co. Ltd., Class A	4,492	23,455
	Solareast Holdings Co. Ltd., Class A	15,000	20,825
	Songcheng Performance Development Co. Ltd., Class A	34,300	42,107
	Sonoscape Medical Corp., Class A	4,600	18,379
	SooChow Securities Co. Ltd., Class A	38,420	52,930
	Southern Publishing & Media Co. Ltd., Class A	25,700	55,824
	Southwest Securities Co. Ltd., Class A	71,900	47,399
#	So-Young International, Inc., ADR	16,596	47,133
*	SPIC Hydropower Co. Ltd., Class A	13,200	25,361
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	31,126
		Shares	Value»
CHINA — (Continued)
	Spring Airlines Co. Ltd., Class A	7,600	$61,460
#	SSY Group Ltd.	637,026	241,272
	Stanley Agricultural Group Co. Ltd., Class A	26,700	43,886
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,400	50,648
	StarPower Semiconductor Ltd., Class A	1,800	28,658
	State Grid Information & Communication Co. Ltd., Class A	10,100	28,168
	State Grid Yingda Co. Ltd., Class A	43,200	41,478
	STO Express Co. Ltd., Class A	36,200	66,916
	Sumavision Technologies Co. Ltd., Class A	15,900	13,825
	Sumec Corp. Ltd., Class A	38,000	63,809
	Sun Art Retail Group Ltd.	703,000	138,594
	Sun King Technology Group Ltd.	370,000	90,217
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	33,242
	Sungrow Power Supply Co. Ltd., Class A	8,260	179,444
	Suning Universal Co. Ltd., Class A	97,900	32,969
	Sunny Optical Technology Group Co. Ltd.	198,300	1,589,089
	Sunresin New Materials Co. Ltd., Class A	5,064	48,971
	Sunrise Group Co. Ltd., Class A	25,800	24,348
#*	Sunshine Lake Pharma Co. Ltd., Class H	31,949	174,673
	Sunstone Development Co. Ltd., Class A	24,000	95,900
	Suntak Technology Co. Ltd., Class A	16,000	34,194

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	$58,638
	Sunwoda Electronic Co. Ltd., Class A	14,382	48,509
	Suofeiya Home Collection Co. Ltd., Class A	11,900	25,443
	SUPCON Technology Co. Ltd., Class A	4,279	51,546
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	29,027
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,200	180,694
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	33,457
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	19,437
	Suzhou Maxwell Technologies Co. Ltd., Class A	2,300	102,806
	Suzhou Secote Precision Electronic Co. Ltd., Class A	7,840	57,009
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	20,650
	Suzhou Sushi Testing Group Co. Ltd., Class A	11,600	30,541
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,860	173,015
	Suzhou TZTEK Technology Co. Ltd., Class A	3,095	37,710
	SY Holdings Group Ltd.	99,500	147,438
	Symphony Holdings Ltd.	450,000	82,355
*	SYoung Group Co. Ltd., Class A	8,100	26,624
	Taiji Computer Corp. Ltd., Class A	15,519	54,020
*	Taiyuan Heavy Industry Co. Ltd., Class A	71,100	24,960
*	Tangrenshen Group Co. Ltd., Class A	38,200	24,540
		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	100,337	$61,811
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	62,533
*	Tanwan, Inc.	38,600	88,199
	Tasly Pharmaceutical Group Co. Ltd., Class A	14,300	31,074
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	38,090
	TBEA Co. Ltd., Class A	43,150	167,949
	TCL Electronics Holdings Ltd.	364,666	560,607
	TCL Technology Group Corp., Class A	167,500	117,101
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	45,175	61,144
	TDG Holdings Co. Ltd., Class A	44,400	86,556
*††	Tech-Pro, Inc.	1,538,000	0
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	13,974
	Ten Pao Group Holdings Ltd.	44,000	15,709
	Tencent Holdings Ltd.	420,100	32,289,642
	Tencent Music Entertainment Group, ADR	105,403	1,768,662
	Three Squirrels, Inc., Class A	13,400	46,006
	Thunder Software Technology Co. Ltd., Class A	1,190	12,885
	Tian An China Investment Co. Ltd.	148,000	86,835
	Tian Di Science & Technology Co. Ltd., Class A	67,200	58,335
	Tian Lun Gas Holdings Ltd.	35,500	13,288
	Tiande Chemical Holdings Ltd.	68,000	14,569
*	Tianfeng Securities Co. Ltd., Class A	38,200	22,690
	Tiangong International Co. Ltd.	390,000	170,373

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	$25,538
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	94,000	52,620
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	41,217
	Tianjin Development Holdings Ltd.	46,000	15,931
	Tianjin Port Co. Ltd., Class A	65,600	45,591
	Tianjin Port Development Holdings Ltd.	682,000	61,105
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	49,892
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	34,500	22,432
*	Tianma Microelectronics Co. Ltd., Class A	52,000	72,593
	Tianneng Battery Group Co. Ltd., Class A	7,253	35,383
	Tianneng Power International Ltd.	262,000	245,181
*	Tianqi Lithium Corp., Class H	37,000	231,054
	Tianrun Industry Technology Co. Ltd., Class A	31,800	33,844
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	244,304
*	TianShan Material Co. Ltd., Class A	27,200	22,136
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	69,436
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	18,253
	Tibet Mineral Development Co. Ltd., Class A	7,100	27,281
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	8,580	52,339
		Shares	Value»
CHINA — (Continued)
#	Time Interconnect Technology Ltd.	224,000	$443,232
	Tinergy Chemical Co. Ltd., Class A	65,975	49,644
	Tingyi Cayman Islands Holding Corp.	626,000	948,784
	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	47,232
	TK Group Holdings Ltd.	68,000	21,711
	TKD Science & Technology Co. Ltd., Class A	12,400	28,673
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	40,967
	Tomson Group Ltd.	42,541	14,562
	Tong Ren Tang Technologies Co. Ltd., Class H	176,000	96,884
	Tongcheng Travel Holdings Ltd.	410,000	1,219,545
	Tongdao Liepin Group	92,800	44,729
	TongFu Microelectronics Co. Ltd., Class A	15,500	116,556
	Tongguan Gold Group Ltd.	298,000	125,772
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	39,500	51,447
	Tongkun Group Co. Ltd., Class A	23,600	74,228
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	86,108
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	179,039
*	Tongwei Co. Ltd., Class A	31,488	82,434
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	34,572
	Topchoice Medical Corp., Class A	5,462	36,150
Ω	Topsports International Holdings Ltd.	689,000	249,807
#	Towngas Smart Energy Co. Ltd.	205,827	96,616
*	TPV Technology Co. Ltd., Class A	145,100	53,163

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Transcenta Holding Ltd.	24,500	$7,457
	Transfar Zhilian Co. Ltd., Class A	55,900	53,658
	TravelSky Technology Ltd., Class H	255,000	346,811
	Triangle Tyre Co. Ltd., Class A	20,900	46,472
*	Trina Solar Co. Ltd., Class A	17,183	46,401
	Trip.com Group Ltd. (9961 HK)	49,350	3,028,886
	Trip.com Group Ltd. (TCOM US), ADR	4,100	251,617
*	Triumph New Energy Co. Ltd., Class H	62,000	30,317
	Triumph Science & Technology Co. Ltd., Class A	17,500	36,538
*	Truking Technology Ltd., Class A	19,000	30,437
*	Tsinghua Tongfang Co. Ltd., Class A	33,600	45,027
	Tsingtao Brewery Co. Ltd., Class H	202,000	1,278,357
	TSP Wind Power Group Co. Ltd.	23,500	46,346
#*Ω	Tuhu Car, Inc.	26,300	52,422
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	0
	Tuniu Corp., Sponsored ADR	18,660	12,452
	Uni-Bio Science Group Ltd.	560,000	7,949
	Unilumin Group Co. Ltd., Class A	33,796	38,071
#	Uni-President China Holdings Ltd.	474,000	480,603
	Unisplendour Corp. Ltd., Class A	13,200	47,490
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	115,799
*	UTour Group Co. Ltd., Class A	26,900	31,402
	V V Food & Beverage Co. Ltd., Class A	43,600	23,738
	Valiant Co. Ltd., Class A	20,600	50,661
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	2,900	7,032
		Shares	Value»
CHINA — (Continued)
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	5,100	$12,366
	Vatti Corp. Ltd., Class A	23,800	21,573
*	Venustech Group, Inc., Class A	9,800	19,981
	Victory Giant Technology Huizhou Co. Ltd., Class A	8,600	324,485
	Vipshop Holdings Ltd., ADR	133,611	2,286,084
*	Visionox Technology, Inc., Class A	33,500	41,881
*Ω	Viva Biotech Holdings	484,000	158,583
*	Vnet Group, Inc., ADR	45,549	479,631
	Walvax Biotechnology Co. Ltd., Class A	13,300	24,179
*	Wanda Film Holding Co. Ltd., Class A	30,700	52,283
	Wangneng Environment Co. Ltd., Class A	12,800	31,070
	Wangsu Science & Technology Co. Ltd., Class A	22,500	53,499
	Wanguo Gold Group Ltd.	328,000	498,346
	Wanhua Chemical Group Co. Ltd., Class A	31,100	393,800
	Want Want China Holdings Ltd.	1,696,000	1,022,865
	Wanxiang Qianchao Co. Ltd., Class A	35,900	88,785
	Warom Technology, Inc. Co., Class A	7,100	19,997
	Wasion Holdings Ltd.	212,000	647,449
	Wasu Media Holding Co. Ltd., Class A	28,700	35,940
	Weibo Corp. (9898 HK), Class A	12,600	134,543
#	Weibo Corp. (WB US), Sponsored ADR	15,807	167,238
	Weichai Power Co. Ltd., Class H	583,000	1,976,153
	Weifu High-Technology Group Co. Ltd., Class A	15,900	48,901
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,900	22,508

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Weihai Guangwei Composites Co. Ltd., Class A	6,960	$40,000
	Weilong Delicious Global Holdings Ltd.	146,800	231,870
#*Ω	Weimob, Inc.	50,000	15,456
	Wellhope Foods Co. Ltd., Class A	19,600	21,138
	Wencan Group Co. Ltd., Class A	9,300	27,602
	Wens Foodstuff Group Co. Ltd., Class A	28,200	63,292
	Wenzhou Yihua Connector Co. Ltd., Class A	4,700	35,391
#	West China Cement Ltd.	784,000	376,677
	Western Metal Materials Co. Ltd., Class A	12,100	85,413
	Western Mining Co. Ltd., Class A	45,700	230,205
	Western Region Gold Co. Ltd., Class A	15,600	94,213
	Western Securities Co. Ltd., Class A	46,800	53,905
	Western Superconducting Technologies Co. Ltd., Class A	4,368	53,212
#	Wharf Holdings Ltd.	346,000	1,118,747
	Willfar Information Technology Co. Ltd., Class A	3,260	19,208
	Windey Energy Technology Group Co. Ltd., Class A	24,290	68,020
*	Wingtech Technology Co. Ltd., Class A	7,700	43,579
	Winner Medical Co. Ltd., Class A	9,300	47,406
*	Wison Engineering Services Co. Ltd.	122,000	6,116
	Wolong Electric Group Co. Ltd., Class A	4,460	28,202
*	World Union Group, Inc., Class A	62,600	24,398
	Wuchan Zhongda Group Co. Ltd., Class A	70,600	59,393
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	2,600	32,915
		Shares	Value»
CHINA — (Continued)
	Wuhan East Lake High Technology Group Co. Ltd., Class A	8,600	$13,587
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	3,600	9,978
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	23,560
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	26,373
	Wuhu Token Science Co. Ltd., Class A	56,700	51,773
	Wuliangye Yibin Co. Ltd., Class A	24,000	362,304
	Wuling Motors Holdings Ltd.	130,000	8,628
	WUS Printed Circuit Kunshan Co. Ltd., Class A	5,300	53,010
	Wushang Group Co. Ltd., Class A	15,200	23,159
Ω	WuXi AppTec Co. Ltd., Class H	49,539	704,942
	Wuxi Autowell Technology Co. Ltd., Class A	5,999	82,137
	Wuxi Best Precision Machinery Co. Ltd., Class A	12,500	43,843
*Ω	Wuxi Biologics Cayman, Inc.	561,000	2,654,848
	Wuxi Boton Technology Co. Ltd., Class A	6,600	21,938
	Wuxi DK Electronic Materials Co. Ltd., Class A	2,700	41,962
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	28,200	85,188
	Wuxi NCE Power Co. Ltd., Class A	6,440	42,661
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	50,221
	Wuxi Rural Commercial Bank Co. Ltd., Class A	43,600	37,021
	Wuxi Taiji Industry Ltd. Co., Class A	34,100	55,026

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	WuXi XDC Cayman, Inc.	74,500	$598,541
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	23,780
	XCMG Construction Machinery Co. Ltd., Class A	97,300	150,375
	XD, Inc.	53,200	584,240
	XGD, Inc., Class A	13,300	50,921
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	235,500	23,151
	Xiamen Amoytop Biotech Co. Ltd., Class A	3,449	37,733
	Xiamen Bank Co. Ltd., Class A	73,700	74,262
	Xiamen C & D, Inc., Class A	29,400	40,359
	Xiamen Changelight Co. Ltd., Class A	23,300	126,703
	Xiamen Faratronic Co. Ltd., Class A	2,600	40,654
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,200	18,751
	Xiamen ITG Group Corp. Ltd., Class A	48,620	48,916
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	47,646
	Xiamen Kingdomway Group Co., Class A	12,523	34,283
	Xiamen Tungsten Co. Ltd., Class A	33,400	268,364
	Xiamen Xiangyu Co. Ltd., Class A	73,200	89,555
	Xi'an Bright Laser Technologies Co. Ltd., Class A	3,157	50,614
*	Xian International Medical Investment Co. Ltd., Class A	27,700	19,486
	Xi'an Manareco New Materials Co. Ltd., Class A	4,416	32,142
	Xi'An Shaangu Power Co. Ltd., Class A	34,300	52,632
	Xi'an Triangle Defense Co. Ltd., Class A	9,400	51,557
	Xiandai Investment Co. Ltd., Class A	58,000	35,722
*	Xiangcai Co. Ltd., Class A	34,400	54,351
		Shares	Value»
CHINA — (Continued)
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,400	$25,513
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,500	37,280
	Xianhe Co. Ltd., Class A	15,000	52,944
*Ω	Xiaomi Corp., Class B	686,200	3,106,132
	Xinfengming Group Co. Ltd., Class A	40,600	121,893
	Xingfa Aluminium Holdings Ltd.	55,000	53,531
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	180,687
	Xinhuanet Co. Ltd., Class A	10,790	38,830
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,300	61,750
	Xinjiang Joinworld Co. Ltd., Class A	30,300	39,450
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	50,900	33,611
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	23,271
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	102,121
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	20,300	25,786
*	Xinte Energy Co. Ltd., Class H	79,200	77,171
	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	41,703
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	43,014
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	64,700	47,042
#	Xinyi Energy Holdings Ltd.	773,704	119,792
#	Xinyi Solar Holdings Ltd.	1,329,882	574,830
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	55,770

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xinzhi Group Co. Ltd., Class A	7,900	$29,276
	Xizang Zhufeng Resources Co. Ltd., Class A	13,500	36,337
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	29,650
*	XPeng, Inc., Class A	121,600	1,094,594
	Xtep International Holdings Ltd.	542,275	356,411
	Xuji Electric Co. Ltd., Class A	11,600	49,839
#*	Xunlei Ltd., ADR	27,524	169,273
Ω	Yadea Group Holdings Ltd.	413,501	584,241
	Yangling Metron New Material, Inc., Class A	18,088	44,114
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	387,705
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,300	66,057
	Yankershop Food Co. Ltd., Class A	5,560	54,489
	Yankuang Energy Group Co. Ltd., Class H	990,900	1,443,673
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	28,633
	Yantai China Pet Foods Co. Ltd., Class A	6,800	48,666
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	25,558
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	55,138
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,900	227,454
	YanTai Shuangta Food Co. Ltd., Class A	35,700	26,785
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	32,224
*	Yatsen Holding Ltd., ADR	18,246	77,728
#*	Yeahka Ltd.	35,600	36,469
		Shares	Value»
CHINA — (Continued)
	Yealink Network Technology Corp. Ltd., Class A	5,980	$33,009
*	Yechiu Metal Recycling China Ltd., Class A	72,100	47,534
	YGSOFT, Inc., Class A	22,752	21,103
*	Yibin Tianyuan Group Co. Ltd., Class A	18,531	16,133
	Yifan Pharmaceutical Co. Ltd., Class A	25,000	43,751
	Yifeng Pharmacy Chain Co. Ltd., Class A	14,396	49,490
#	Yihai International Holding Ltd.	166,000	312,790
	Yindu Kitchen Equipment Co. Ltd., Class A	9,715	22,554
	Yiren Digital Ltd., Sponsored ADR	26,711	106,043
Ω	Yixin Group Ltd.	685,500	248,746
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	26,095
	Yizumi Holdings Co. Ltd., Class A	15,200	56,549
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	84,874
*	Yonghui Superstores Co. Ltd., Class A	71,500	45,314
	Yongjin Technology Group Co. Ltd.	7,800	21,582
	YongXing Special Materials Technology Co. Ltd., Class A	12,550	90,006
*	Yonyou Network Technology Co. Ltd., Class A	4,300	9,373
	Yotrio Group Co. Ltd., Class A	69,200	37,701
*	Youcare Pharmaceutical Group Co. Ltd., Class A	8,600	30,001
#*	Youdao, Inc., ADR	5,627	58,521
	Youngor Fashion Co. Ltd., Class A	66,020	69,853
	Youngy Co. Ltd., Class A	2,300	17,972
*	Youzu Interactive Co. Ltd., Class A	21,200	36,870

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	YSB, Inc.	31,600	$22,499
	YTO Express Group Co. Ltd., Class A	35,300	85,721
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	18,133
*	YuanShengTai Dairy Farm Ltd.	158,000	6,159
#	Yuexiu Property Co. Ltd.	496,800	289,426
	Yuexiu Services Group Ltd.	142,500	44,141
	Yuexiu Transport Infrastructure Ltd.	154,000	93,224
	Yueyang Forest & Paper Co. Ltd., Class A	32,100	26,484
	Yum China Holdings, Inc. (9987 HK)	28,900	1,436,983
	Yum China Holdings, Inc. (YUMC US)	72,474	3,581,665
	YUNDA Holding Group Co. Ltd., Class A	52,010	51,338
	Yunnan Aluminium Co. Ltd., Class A	53,300	255,027
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	39,217
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	85,300	119,223
	Yunnan Copper Co. Ltd., Class A	30,100	112,862
	Yunnan Energy Investment Co. Ltd., Class A	32,600	55,101
*	Yunnan Energy New Material Group Co. Ltd., Class A	5,400	39,621
	Yunnan Nantian Electronics Information Co. Ltd., Class A	7,700	18,683
	Yunnan Tin Co. Ltd., Class A	46,900	263,276
	Yunnan Yuntianhua Co. Ltd., Class A	14,000	76,949
	Yusys Technologies Co. Ltd., Class A	12,200	39,512
	Yutong Bus Co. Ltd., Class A	21,740	96,747
*	Z Fin Ltd.	11,000	5,790
#*	Zai Lab Ltd. 9688 HK	90,200	149,958
*	Zai Lab Ltd. ZLAB US, ADR	985	16,351
		Shares	Value»
CHINA — (Continued)
	ZBOM Home Collection Co. Ltd., Class A	15,356	$21,653
	ZCZL Industrial Technology Group Co. Ltd., Class H	99,800	281,219
	Zengame Technology Holding Ltd.	116,000	35,605
*	Zepp Health Corp., ADR	1,029	18,543
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,800	41,542
	Zhaojin Mining Industry Co. Ltd., Class H	475,500	2,091,334
	Zhefu Holding Group Co. Ltd., Class A	129,500	90,554
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,500	54,827
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	21,500	30,520
*	Zhejiang Century Huatong Group Co. Ltd., Class A	31,680	89,962
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,600	57,953
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	1,600	18,442
	Zhejiang China Commodities City Group Co. Ltd., Class A	20,000	46,244
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	84,123
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	49,354
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	30,834
	Zhejiang Crystal-Optech Co. Ltd., Class A	9,400	32,231
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	59,275

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	25,100	$55,734
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,880	47,633
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	24,700	44,815
	Zhejiang Expressway Co. Ltd., Class H	291,240	274,844
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	22,850
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	19,500	28,640
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	37,996	39,052
	Zhejiang Hailiang Co. Ltd., Class A	40,100	84,027
	Zhejiang Hailide New Material Co. Ltd., Class A	35,500	37,776
	Zhejiang HangKe Technology, Inc. Co., Class A	13,537	58,794
	Zhejiang Hangmin Co. Ltd., Class A	41,300	45,318
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	32,226
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	38,500	58,148
	Zhejiang Huace Film & Television Co. Ltd., Class A	30,900	41,182
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,500	53,181
	Zhejiang Huangma Technology Co. Ltd., Class A	14,500	34,857
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	13,500	19,466
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,980	174,329
		Shares	Value»
CHINA — (Continued)
	Zhejiang International Group Co. Ltd., Class A	7,200	$12,948
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	66,211
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	14,600	80,067
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	5,800	17,189
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	19,300	123,847
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	61,412
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	88,971
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	55,102
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	20,500	50,307
	Zhejiang Juhua Co. Ltd., Class A	6,300	35,660
	Zhejiang Lante Optics Co. Ltd., Class A	9,195	61,005
	Zhejiang Longsheng Group Co. Ltd., Class A	34,600	75,796
	Zhejiang Medicine Co. Ltd., Class A	26,043	55,958
*	Zhejiang Narada Power Source Co. Ltd., Class A	10,300	22,164
	Zhejiang NHU Co. Ltd., Class A	22,076	88,574
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	18,671
	Zhejiang Orient Holdings Group Co. Ltd., Class A	44,490	41,382
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	49,340
	Zhejiang Runtu Co. Ltd., Class A	37,200	67,312

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,500	$84,323
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	53,524
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	38,980	30,575
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	11,760	41,883
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	17,359
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	16,700	15,926
	Zhejiang Supor Co. Ltd., Class A	4,250	26,413
	Zhejiang Taihua New Material Group Co. Ltd., Class A	26,900	35,895
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	27,643
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	20,700	45,758
	Zhejiang Wanliyang Co. Ltd., Class A	40,300	57,472
	Zhejiang Wanma Co. Ltd., Class A	31,700	75,937
	Zhejiang Wansheng Co. Ltd., Class A	14,800	25,848
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	32,377	128,253
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,400	36,693
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	42,112
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	29,539
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	41,079
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	$75,030
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	15,373
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	124,420
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	11,200	46,028
	Zhende Medical Co. Ltd., Class A	9,000	89,088
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	45,400	34,799
	Zheshang Securities Co. Ltd., Class A	22,000	33,871
	Zhewen Interactive Group Co. Ltd., Class A	31,700	59,540
#*	Zhihu, Inc.	33,000	41,362
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	262,500	559,529
	Zhongji Innolight Co. Ltd., Class A	2,240	208,016
	Zhongjin Gold Corp. Ltd., Class A	38,900	196,705
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	12,800	63,997
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	80,031
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	36,094
	Zhongsheng Group Holdings Ltd.	240,500	358,295
	Zhongtai Securities Co. Ltd., Class A	43,500	40,004
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
	Zhongtong Bus Holding Co. Ltd., Class A	13,500	22,457
#	Zhongyu Energy Holdings Ltd.	167,477	61,112
#Ω	Zhongyuan Bank Co. Ltd., Class H	250,000	10,571

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	$50,363
Ω	Zhou Hei Ya International Holdings Co. Ltd.	279,000	58,579
	Zhuhai Huafa Properties Co. Ltd., Class A	55,300	33,906
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	122,800	671,439
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	2,900	20,819
	Zhuzhou Kibing Group Co. Ltd., Class A	50,200	50,646
*	Zhuzhou Smelter Group Co. Ltd., Class A	29,300	94,477
	Zhuzhou Times New Material Technology Co. Ltd., Class A	24,200	50,871
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	62,500	53,035
	Zijin Mining Group Co. Ltd., Class H	760,000	3,962,656
	ZJAMP Group Co. Ltd., Class A	8,300	13,055
Ω	ZJLD Group, Inc.	16,600	19,203
	ZJMI Environmental Energy Co. Ltd., Class A	19,700	38,972
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	456,373
	ZTE Corp., Class H	103,360	373,931
	ZTO Express Cayman, Inc. (2057 HK)	99,650	2,200,286
	ZTO Express Cayman, Inc. (ZTO US), ADR	28,315	620,948
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	24,000	75,850
TOTAL CHINA			457,042,368
COLOMBIA — (0.0%)
	Almacenes Exito SA	35,252	48,631
	Celsia SA	66,913	95,205
	Cementos Argos SA	59,661	223,029
*	Corp. Financiera Colombiana SA	41,190	225,065
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Argos SA	44,231	$224,213
	Grupo Cibest SA CIB US, ADR	7,094	579,225
	Grupo Cibest SA CIBEST CB	12,889	291,118
	Grupo de Inversiones Suramericana SA	13,197	223,110
	Grupo Energia Bogota SA ESP	88,951	78,800
	Interconexion Electrica SA ESP	24,653	202,058
	Mineros SA	44,303	229,850
	Organizacion Terpel SA	7,709	41,372
	Promigas SA ESP	11,599	21,586
TOTAL COLOMBIA			2,483,262
CZECH REPUBLIC — (0.0%)
	CEZ AS	12,725	731,685
	Komercni Banka AS	9,798	593,730
Ω	Moneta Money Bank AS	91,157	914,884
	Philip Morris CR AS	132	129,526
TOTAL CZECH REPUBLIC			2,369,825
DENMARK — (1.4%)
	AL Sydbank	28,208	2,554,624
*	ALK-Abello AS	43,956	1,452,470
	Alm Brand AS	345,580	955,895
	Ambu AS, Class B	44,710	606,299
#	AP Moller - Maersk AS (MAERSKA DC), Class A	328	804,311
#	AP Moller - Maersk AS (MAERSKB DC), Class B	476	1,177,017
*	Bang & Olufsen AS	38,004	70,695
*	Bavarian Nordic AS	29,195	889,551
#*	Bioporto AS	51,729	7,907
#	Carlsberg AS, Class B	20,030	2,723,061
#	cBrain AS	2,762	35,596
	Chemometec AS	2,593	250,608
	Coloplast AS, Class B	11,837	1,009,045
	Columbus AS	22,994	36,543
	D/S Norden AS	11,411	515,438
	Danske Bank AS	88,541	4,510,990
*	Demant AS	27,079	947,857
*	Dfds AS	9,651	151,278
	DSV AS	13,984	3,932,125
	FLSmidth & Co. AS	15,154	1,298,982
#	Foroya Banki P	1,557	75,032
*	Genmab AS (GMAB DC)	11,337	3,693,430
#*	GN Store Nord AS	40,561	712,001

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS (HLUNA DC), Class A	15,876	$92,736
	H Lundbeck AS (HLUNB DC)	81,972	549,569
#*	H&H International AS, Class B	7,342	108,926
#	Harboes Bryggeri AS, Class B	361	6,809
#*	Huscompagniet AS	6,484	35,454
	ISS AS	49,193	1,865,629
	Jeudan AS	1,549	50,055
	Jyske Bank AS	23,137	3,367,046
#	Matas AS	14,399	220,651
	MT Hoejgaard Holding AS	809	70,603
*Ω	Netcompany Group AS	13,978	737,741
*	Nilfisk Holding AS	5,306	117,386
*	NKT AS	21,035	2,751,090
*	North Media AS	1,381	10,082
	Novo Nordisk AS (NOVOB DC), Class B	260,349	15,459,321
	Novonesis Novozymes B, Class B	47,182	2,891,009
#*	NTG Nordic Transport Group AS	2,304	70,460
*Ω	Orsted AS	33,671	757,438
	Pandora AS	25,412	2,056,940
	Parken Sport & Entertainment AS	2,257	58,496
	Per Aarsleff Holding AS	8,213	1,171,197
	Ringkjoebing Landbobank AS	10,234	2,579,867
	Rockwool AS ROCKA DC, Class A	18,180	616,323
	Rockwool AS ROCKB DC, Class B	36,998	1,249,421
	Royal Unibrew AS	19,787	1,864,225
*	RTX AS	2,720	49,443
Ω	Scandinavian Tobacco Group AS	22,732	353,532
	Schouw & Co. AS	5,347	564,262
#	Solar AS, Class B	1,720	60,797
	SP Group AS	2,778	161,255
	Sparekassen Sjaelland-Fyn AS	3,119	184,781
#	Tivoli AS	821	80,455
	TORM PLC, Class A	18,342	450,902
*	Trifork Group AG	3,928	58,573
	Tryg AS	67,632	1,643,661
	UIE PLC	4,804	286,648
	Vestas Wind Systems AS	129,050	3,911,684
		Shares	Value»
DENMARK — (Continued)
*	Zealand Pharma AS	15,693	$1,049,508
TOTAL DENMARK			76,024,730
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	105,579	279,652
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	58,904	156,097
	EFG Holding SAE (EFGZF US), GDR	10,327	10,327
TOTAL EGYPT			446,076
FINLAND — (1.1%)
	Aktia Bank OYJ	20,181	294,222
	Alandsbanken Abp, Class B	331	18,553
	Alma Media OYJ	9,053	148,089
	Anora Group OYJ	12,222	62,471
	Aspo OYJ	1,832	16,503
	Atria OYJ	5,381	101,163
	Bittium OYJ	6,855	305,639
	Citycon OYJ	15,919	71,778
	Digia OYJ	4,257	32,106
	Elisa OYJ	43,702	1,933,158
#Ω	Enento Group OYJ	3,284	60,289
#	eQ OYJ	496	6,425
#	Evli OYJ, Class B	1,046	32,656
	Finnair OYJ	8,706	30,552
#	Fiskars OYJ Abp	7,723	111,575
#	Fortum OYJ	104,535	2,469,361
	F-Secure OYJ	31,078	69,546
	Gofore OYJ	2,086	32,844
	Harvia OYJ	5,540	269,640
	Hiab OYJ	15,100	897,262
	Huhtamaki OYJ	35,060	1,230,422
*	Incap OYJ	4,186	48,992
	Kalmar OYJ, Class B	15,100	772,030
#	Kamux Corp.	6,742	18,289
	Kemira OYJ	32,708	769,320
	Kesko OYJ (KESKOA FH), Class A	26,904	672,783
#	Kesko OYJ (KESKOB FH), Class B	108,737	2,750,324
*	Kojamo OYJ	24,486	276,874
	Kone OYJ, Class B	43,747	3,143,873
	Konecranes OYJ	25,881	3,047,801
*	Lassila & Tikanoja OYJ	10,839	96,360
*	Lindex Group OYJ	23,214	67,849
	Luotea PLC	10,839	37,115
	Mandatum OYJ	102,038	832,153
	Marimekko OYJ	15,377	234,623

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Metsa Board OYJ (METSB FH), Class B	37,011	$114,970
	Metso OYJ	211,132	4,127,786
	Neste OYJ	51,540	1,316,586
#	NoHo Partners OYJ	1,855	17,592
#	Nokia OYJ (NOK US), Sponsored ADR	34,109	219,321
	Nokia OYJ (NOKIA FH)	457,505	2,946,748
	Nokia OYJ (NOKIA FP)	66,112	425,056
	Nokian Renkaat OYJ	14,250	182,818
	Nordea Bank Abp (NDA FH)	198,861	3,842,073
	Nordea Bank Abp (NDA SS)	201,732	3,892,416
	Olvi OYJ, Class A	5,575	221,362
#	Oma Saastopankki OYJ	3,577	54,315
	Oriola OYJ (OKDBV FH), Class B	42,960	59,393
#	Orion OYJ (ORNAV FH), Class A	8,695	713,937
	Orion OYJ (ORNBV FH), Class B	43,783	3,620,769
	Outokumpu OYJ	109,436	614,434
	Pihlajalinna OYJ	4,982	85,108
	Ponsse OYJ	2,075	62,894
	Puuilo OYJ	27,624	403,164
#*	QT Group OYJ	5,995	188,512
	Raisio OYJ, Class V	27,644	89,976
#*	Remedy Entertainment OYJ	412	7,321
	Revenio Group OYJ	6,686	159,056
	Sampo OYJ, Class A	322,327	3,595,474
	Sanoma OYJ	30,643	350,539
	Scanfil OYJ	4,566	61,311
	Stora Enso OYJ, Class R	187,526	2,158,797
	Taaleri PLC	5,530	50,215
#	Talenom OYJ	3,546	10,725
Ω	Terveystalo OYJ	40,626	488,197
#	TietoEVRY OYJ	28,422	616,977
#	Tokmanni Group Corp.	24,258	221,427
#	UPM-Kymmene OYJ	101,986	2,813,603
	Vaisala OYJ, Class A	6,965	346,427
#	Valmet OYJ	40,170	1,376,487
	Wartsila OYJ Abp	90,607	3,673,209
#*	YIT OYJ	42,451	155,322
TOTAL FINLAND			60,246,957
FRANCE — (4.8%)
*	74Software SA	4,569	197,772
	ABC arbitrage	2,595	16,811
	Accor SA	14,972	814,194
		Shares	Value»
FRANCE — (Continued)
	Aeroports de Paris SA	9,624	$1,271,540
*	Air France-KLM	15,284	196,065
	Air Liquide SA	17,825	3,337,949
	Airbus SE	29,200	6,685,332
	AKWEL SADIR	4,438	41,697
*	Alstom SA	112,232	3,583,386
	Altamir	4,354	152,811
	Alten SA	9,742	955,017
Ω	Amundi SA	16,864	1,499,363
#*Ω	Aramis Group SAS	2,715	14,830
	Arkema SA	17,315	1,042,745
	Assystem SA	2,173	122,210
	Aubay	2,507	177,899
	AXA SA	89,591	4,085,267
Ω	Ayvens SA	17,490	253,567
#*	Bastide le Confort Medical	1,570	43,296
	Beneteau SACA	12,120	113,984
	BioMerieux	7,129	827,866
	BNP Paribas SA	71,751	7,758,609
	Boiron SA	2,514	88,972
	Bollore SE	141,009	803,952
	Bonduelle SCA	4,529	56,797
	Bouygues SA	73,956	3,997,602
	Bureau Veritas SA	77,376	2,490,913
	Capgemini SE	23,187	3,602,751
	Carrefour SA	187,481	3,070,783
	CBo Territoria	9,164	40,394
*	Cegedim SA	2,736	43,364
	Cie de Saint-Gobain SA	70,887	6,996,934
	Cie des Alpes	7,009	215,798
	Cie Generale des Etablissements Michelin SCA	181,642	6,745,389
*	Claranova SE	4,482	6,698
*	Clariane SE	33,278	150,291
	Coface SA	44,297	810,154
	Credit Agricole SA	85,531	1,852,295
	Danone SA	37,515	2,939,671
	Dassault Aviation SA	2,251	855,774
	Dassault Systemes SE	11,504	316,415
	Derichebourg SA	50,289	473,968
	Edenred SE	30,586	640,648
	Eiffage SA	31,274	4,638,163
	Electricite de Strasbourg SA	236	60,918
#*Ω	Elior Group SA	30,598	103,251
	Elis SA	73,732	2,140,768
*	Emeis SA	2,255	36,417
	Engie SA	406,423	12,134,330
	Equasens	140	6,586
#	Eramet SA	2,307	199,934
	EssilorLuxottica SA	9,442	2,886,380
	Etablissements Maurel et Prom SA	28,084	219,445
	Eurazeo SE	15,983	960,083

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Euroapi SA	10,711	$26,878
	Eurofins Scientific SE	35,523	2,873,561
Ω	Euronext NV	15,958	2,234,978
#*	Eutelsat Communications SACA	5,230	14,197
	Exel Industries SA, Class A	410	18,796
	FDJ UNITED	30,545	808,401
*	Figeac Aero	2,158	27,523
	Fnac Darty SA (FNAC FP)	3,997	168,280
*	Forvia SE (1EO IM)	5,777	94,420
*	Forvia SE (FRVIA FP)	50,613	826,380
	Gaztransport Et Technigaz SA	14,585	3,142,315
	Getlink SE	65,750	1,301,481
	GL Events SACA	2,338	89,137
	Groupe Crit SA	1,179	88,911
#*	Guerbet	2,270	36,924
	Hermes International SCA	2,123	5,107,933
*	ID Logistics Group SACA	1,122	544,216
	Imerys SA	10,735	334,727
	Infotel SA	1,378	71,101
	Interparfums SA	2,434	74,098
	Ipsen SA	11,663	1,905,329
	IPSOS SA	18,653	791,329
	Jacquet Metals SACA	4,441	122,277
	JCDecaux SE	23,660	466,664
	Kaufman & Broad SA	3,835	142,694
	Kering SA	6,153	1,920,829
	Laurent-Perrier	647	69,364
	Legrand SA	23,999	3,831,628
#	Linedata Services	520	26,194
	LISI SA	3,575	226,644
	LNA Sante SA	2,281	62,985
	L'Oreal SA	10,642	4,889,350
	LVMH Moet Hennessy Louis Vuitton SE	21,810	14,076,267
	Manitou BF SA	3,915	103,219
	Mersen SA	5,275	161,289
	Metropole Television SA	7,877	112,833
	Nexans SA	11,535	1,816,905
*	Nexity SA	4,626	52,307
	North Atlantic Energies	1,013	56,520
	NRJ Group	7,637	65,728
	Oeneo SA	5,165	56,566
	Opmobility	19,392	371,545
	Orange SA (ORA FP)	528,044	9,816,346
	Pernod Ricard SA	19,214	1,718,051
*	Pierre Et Vacances SA	36,881	79,158
#	Pluxee NV	21,987	291,284
		Shares	Value»
FRANCE — (Continued)
	Publicis Groupe SA (PUB FP)	39,525	$3,950,455
	Quadient SA	8,674	164,147
#	Remy Cointreau SA	1,827	87,128
	Renault SA	64,701	2,441,775
	Rexel SA	77,184	3,234,439
	Robertet SA	148	148,393
	Rubis SCA	14,682	594,519
	Safran SA	19,874	7,100,804
	Sanofi SA (SAN FP)	55,079	5,195,252
	Sartorius Stedim Biotech	1,142	255,200
	Savencia SA	1,762	124,879
	Schneider Electric SE (0NWV LI)	523	149,567
	Schneider Electric SE (SU FP)	16,920	4,850,995
	SCOR SE	48,269	1,572,950
	SEB SA	7,970	449,575
	Seche Environnement SACA	1,125	104,879
	SES SA	134,276	1,099,792
*Ω	SMCP SA	15,820	115,005
	Societe BIC SA	6,485	417,757
	Societe Generale SA	92,987	8,148,398
	Societe LDC SADIR	2,226	249,582
	Sodexo SA	25,211	1,288,070
*	SOITEC	3,311	103,110
*	Solutions 30 SE	18,671	20,183
	Sopra Steria Group	6,130	1,119,737
	SPIE SA	49,568	2,716,023
	Stef SA	1,976	293,268
#	STMicroelectronics NV (STM FP)	35,182	993,470
	STMicroelectronics NV (STM US)	76,347	2,129,318
	Sword Group	2,456	106,298
	Synergie SE	3,061	111,294
	Technip Energies NV	56,683	2,221,373
	Teleperformance SE	16,151	1,043,280
	Television Francaise 1 SA	13,867	134,029
	TFF Group	687	13,805
	Thales SA	11,933	3,652,997
	Thermador Groupe	1,429	133,364
	Tikehau Capital SCA	9,093	173,612
	TotalEnergies SE (TTE FP)	339,187	24,668,625
	Trigano SA	3,519	700,179
*	Ubisoft Entertainment SA	15,868	81,866
	Valeo SE	69,993	977,549
	Vallourec SACA	74,061	1,571,793
	Veolia Environnement SA (VEOEY US), ADR	2,434	45,662
	Veolia Environnement SA (VIE FP)	59,845	2,244,616

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vetoquinol SA	997	$102,712
	Vicat SACA	6,500	602,293
	VIEL & Cie SA	945	20,220
	Vinci SA	71,180	10,234,588
	Virbac SACA	759	316,403
*	Viridien	1,577	238,553
	Vivendi SE	240,931	672,183
#*	Voltalia SA	10,199	85,803
	Vusion	209	32,537
#	Wavestone	2,002	142,934
#*Ω	Worldline SA	3,859	6,536
*Ω	X-Fab Silicon Foundries SE	17,637	107,096
TOTAL FRANCE			253,456,480
GERMANY — (4.8%)
	1&1 AG	12,950	412,412
*	7C Solarparken AG	20,662	41,511
	Adesso SE	970	93,541
	adidas AG	18,670	3,310,257
	Adtran Networks SE	1,667	43,875
	AIXTRON SE	18,725	429,577
	All for One Group SE	816	38,828
	Allgeier SE	2,177	57,801
	Allianz SE (ALV GR)	19,420	8,551,046
	Alzchem Group AG	1,800	329,067
	Amadeus Fire AG	1,367	63,040
*	Aroundtown SA	126,486	401,938
	Atoss Software SE	3,038	350,126
Ω	Aumann AG	1,873	31,196
*	Aumovio SE	17,274	828,879
	Aurubis AG	14,817	2,797,953
	BASF SE	181,433	9,836,200
	Bayer AG	232,475	12,295,985
#	Bayerische Motoren Werke AG	27,477	2,829,589
#*	BayWa AG (BYW6 GR)	10,473	42,425
	Bechtle AG	29,170	1,511,944
Ω	Befesa SA	10,694	391,675
	Beiersdorf AG	14,057	1,676,710
	Bertrandt AG	1,589	36,165
	Bijou Brigitte AG	1,462	75,095
	Bilfinger SE	8,279	1,159,960
	Borussia Dortmund GmbH & Co. KGaA	29,896	115,499
#*	BRANICKS Group AG	13,392	30,804
#	Brenntag SE	39,795	2,421,114
*Ω	Brockhaus Technologies AG	1,041	21,419
#	CANCOM SE (COK GR)	7,275	244,778
	Carl Zeiss Meditec AG	5,019	166,578
*	Ceconomy AG	22,310	117,895
*	CENIT AG	2,780	23,117
		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGaA	3,436	$411,551
	Commerzbank AG	167,433	6,882,281
	Continental AG	34,548	2,718,556
#	CTS Eventim AG & Co. KGaA	19,710	1,656,448
	Daimler Truck Holding AG	107,108	5,186,055
	Dermapharm Holding SE	5,013	207,094
	Deutsche Bank AG (DBK GR)	163,012	6,432,631
#	Deutsche Beteiligungs AG	4,089	123,546
	Deutsche Boerse AG	20,517	5,195,421
	Deutsche EuroShop AG	3,358	76,718
	Deutsche Lufthansa AG	125,694	1,294,832
Ω	Deutsche Pfandbriefbank AG	36,107	178,163
	Deutsche Post AG	198,622	11,108,625
	Deutsche Telekom AG (DTE GR)	555,726	18,649,194
	Deutsche Wohnen SE	10,013	248,946
	Deutz AG	3,190	40,850
	Draegerwerk AG & Co. KGaA	1,349	113,578
	Duerr AG	17,076	455,134
Ω	DWS Group GmbH & Co. KGaA	17,869	1,308,263
	E.ON SE	503,516	10,679,491
	Eckert & Ziegler SE	12,987	229,921
	Elmos Semiconductor SE	2,766	376,411
	ElringKlinger AG	10,977	55,319
#	Energiekontor AG	2,490	113,156
	Evonik Industries AG	77,343	1,198,036
*	Evotec SE	45,380	334,197
	Fabasoft AG	2,009	36,697
	Fielmann Group AG	8,763	429,501
	flatexDEGIRO SE	29,434	1,435,782
*	Fraport AG Frankfurt Airport Services Worldwide	11,628	1,075,884
	Freenet AG	53,644	1,937,040
	Fresenius Medical Care AG (FME GR)	48,062	2,163,702
	Fresenius SE & Co. KGaA	48,965	2,738,992
	Friedrich Vorwerk Group SE	3,434	368,899
	FUCHS SE	9,228	324,763
	GEA Group AG	59,438	4,249,985
#	Gerresheimer AG	8,059	240,715
	Gesco SE	3,358	59,893
#	GFT Technologies SE	9,166	225,717

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Grand City Properties SA	12,851	$144,031
#	Grenke AG	5,838	99,647
	Hannover Rueck SE	11,514	3,255,578
#Ω	Hapag-Lloyd AG	5,005	719,025
	Hawesko Holding SE	778	18,742
	Heidelberg Materials AG	30,124	8,250,077
#*	Heidelberger Druckmaschinen AG	86,261	187,545
	Hella GmbH & Co. KGaA	134	12,952
*	HelloFresh SE	48,887	321,109
	Henkel AG & Co. KGaA	12,889	1,063,975
#	Hensoldt AG	19,182	1,905,589
#	HOCHTIEF AG	5,257	2,204,494
	Hornbach Holding AG & Co. KGaA	3,806	363,680
#	HUGO BOSS AG	13,959	578,791
	Indus Holding AG	3,917	149,036
	Infineon Technologies AG (IFX GR)	204,693	10,005,903
	Init Innovation in Traffic Systems SE	1,931	109,752
Ω	Instone Real Estate Group SE	10,303	105,197
*	IONOS Group SE	5,890	189,894
	IVU Traffic Technologies AG	3,219	80,055
	Jenoptik AG	13,252	418,224
Ω	JOST Werke SE	4,249	315,154
#	K&S AG	59,181	969,666
	KION Group AG	22,697	1,603,198
#	Kloeckner & Co. SE	10,042	130,818
	Knorr-Bremse AG	19,436	2,263,035
*	Koenig & Bauer AG	4,757	52,395
#	Kontron AG	13,947	386,941
	Krones AG	6,122	985,151
	KWS Saat SE & Co. KGaA	3,782	335,999
#	Lanxess AG	21,942	453,220
	LEG Immobilien SE	15,125	1,093,652
#	Leifheit AG	2,142	39,007
#*	LPKF Laser & Electronics SE	3,814	35,368
#*	Medios AG	3,882	73,579
	Mercedes-Benz Group AG	45,834	3,132,488
	Merck KGaA	3,786	564,086
	MLP SE	29,957	261,135
	MTU Aero Engines AG	8,162	3,628,620
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,654	5,244,985
	Multitude AG	915	6,581
		Shares	Value»
GERMANY — (Continued)
#	Mutares SE & Co. KGaA	5,859	$226,423
#	Nagarro SE	1,536	129,090
#	Nemetschek SE	16,704	1,459,501
*	Nordex SE	33,573	1,344,142
#	Norma Group SE	7,392	128,667
	Patrizia SE	11,045	111,782
*	Pentixapharm Holding AG	3,524	7,887
	Pfeiffer Vacuum Technology AG	1,493	290,397
	ProCredit Holding AG	6,800	68,503
#	Puma SE (PUM GR)	15,305	391,227
*	PVA TePla AG	7,215	226,550
	PWO AG	638	20,352
*	q.beyond AG	24,466	23,424
	Rational AG	1,534	1,229,219
#	RENK Group AG	18,353	1,181,601
	Rheinmetall AG	6,001	12,715,196
#	RTL Group SA	12,174	530,784
	RWE AG	75,013	4,763,615
	Salzgitter AG	7,562	405,786
	SAP SE (SAP GR)	18,493	3,694,316
#	Schaeffler AG	51,345	605,568
	Schott Pharma AG & Co. KGaA	2,111	35,905
Ω	Scout24 SE	7,542	750,890
#	Secunet Security Networks AG	327	91,861
#*	SFC Energy AG, Class BR	2,801	46,662
*	SGL Carbon SE	8,070	39,206
	Siemens AG (SIE GR)	18,211	5,505,734
*	Siemens Energy AG	46,535	7,928,634
Ω	Siemens Healthineers AG	10,407	519,449
#	Siltronic AG	2,705	167,950
	Sixt SE	4,885	382,796
#*	SMA Solar Technology AG	5,047	219,560
	Stabilus SE	5,944	136,455
	STRATEC SE	1,131	29,967
#	Stroeer SE & Co. KGaA	9,378	374,945
	Suedzucker AG	19,604	224,446
#	SUSS MicroTec SE	5,570	327,621
#	Symrise AG	28,049	2,361,363
#	TAG Immobilien AG	47,432	804,700
	Takkt AG	9,190	39,297
*	Talanx AG	17,751	2,238,945
#*Ω	TeamViewer SE	33,806	226,038
	Technotrans SE	1,819	71,577
	thyssenkrupp AG	150,287	2,003,435
*	Tkms AG& Co. KGaA	7,514	878,144
*	TUI AG	186,434	1,987,763
	United Internet AG	26,796	871,752
#*	Verbio SE	3,836	113,272

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Volkswagen AG	4,559	$553,316
	Vonovia SE	49,695	1,455,027
#	Vossloh AG	3,762	360,134
#	Wacker Chemie AG	3,425	278,153
	Wacker Neuson SE	12,005	274,180
	Washtec AG	3,925	223,737
*	Westwing Group SE	457	7,777
	Wuestenrot & Wuerttembergische AG	7,377	131,310
#*Ω	Zalando SE	62,219	1,789,130
	Zeal Network SE	1,112	64,010
TOTAL GERMANY			256,167,531
GREECE — (0.2%)
	Aegean Airlines SA	12,199	216,113
*	Aktor SA Holding Co. Technical & Energy Projects	8,800	113,217
	Alpha Bank SA	283,602	1,357,591
	Athens International Airport SA	771	10,346
	Athens Water Supply & Sewage Co. SA	5,285	45,134
	Autohellas Tourist & Trading SA	5,110	78,722
	Avax SA	6,223	24,803
	Bank of Greece	5,652	115,251
	Cenergy Holdings SA	3,368	77,372
	Ellaktor SA	28,588	46,692
#	ElvalHalcor SA	16,469	90,277
	Eurobank SA, Class A	167,181	817,009
	Fourlis Holdings SA	10,258	53,546
	GEK Terna SA	13,273	522,448
	Hellenic Telecommunications Organization SA	13,560	254,323
	Helleniq Energy Holdings SA	31,775	341,970
	Holding Co. ADMIE IPTO SA	19,838	72,126
	Ideal Holdings SA	690	5,070
	Intracom Holdings SA	21,319	89,024
	Jumbo SA	15,991	474,147
	Kri-Kri Milk Industry SA	4,410	113,520
*	LAMDA Development SA	12,603	105,816
*	Metlen Energy & Metals PLC	12,414	675,735
	Motor Oil Hellas Corinth Refineries SA	18,487	744,341
	National Bank of Greece SA	48,124	849,611
	OPAP SA	9,527	192,133
		Shares	Value»
GREECE — (Continued)
	Optima bank SA	5,328	$54,683
	Piraeus Bank SA	99,190	1,000,562
	Piraeus Port Authority SA	1,557	73,520
	Public Power Corp. SA	11,468	271,059
	Quest Holdings SA	7,220	60,264
	Sarantis SA	4,363	70,168
	Thrace Plastics Holding & Co.	5,555	27,868
	Titan SA (TITC BB)	2,126	143,449
	Titan SA (TITC GA)	10,347	694,298
TOTAL GREECE			9,882,208
HONG KONG — (1.0%)
	Aeon Credit Service Asia Co. Ltd.	80,000	76,336
	AIA Group Ltd.	672,400	7,757,797
*	Allied Group Ltd.	128,000	47,608
	APAC Resources Ltd.	194,095	69,402
	Asia Financial Holdings Ltd.	72,000	44,974
	ASMPT Ltd.	61,000	813,495
	Bank of East Asia Ltd.	291,117	556,063
	Best Mart 360 Holdings Ltd.	96,000	24,705
	BOC Hong Kong Holdings Ltd.	285,000	1,500,807
*	Bright Smart Securities & Commodities Group Ltd.	374,000	423,615
Ω	Budweiser Brewing Co. APAC Ltd.	115,200	113,584
	Build King Holdings Ltd.	100,000	17,902
	Cafe de Coral Holdings Ltd.	114,000	68,613
	Cathay Pacific Airways Ltd.	439,454	689,026
*	Central New Energy Holding Group Ltd.	50,000	51,646
*	Chi Kan Holdings Ltd.	28,000	8,254
*	China Energy Development Holdings Ltd.	69,700	14,088
	China Motor Bus Co. Ltd.	2,400	18,048
*	China Star Entertainment Ltd.	900,000	511,962
	Chinese Estates Holdings Ltd.	189,000	30,711
	Chow Sang Sang Holdings International Ltd.	100,000	187,227

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	633,000	$208,348
	CK Asset Holdings Ltd.	189,677	1,111,154
	CK Hutchison Holdings Ltd.	136,700	1,102,253
	CK Infrastructure Holdings Ltd.	61,500	505,115
*	CK Life Sciences International Holdings, Inc.	760,000	81,826
	CLP Holdings Ltd.	97,500	921,622
#	C-Mer Medical Holdings Ltd.	166,000	32,517
#††	Convoy, Inc.	1,758,000	7,044
*	Cowell e Holdings, Inc.	38,000	147,759
Ω	Crystal International Group Ltd.	177,500	167,370
*	CSI Properties Ltd.	2,184,000	55,318
	CTF Services Ltd.	391,724	458,880
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	141,600	201,703
	Dah Sing Financial Holdings Ltd.	59,600	288,209
*	Deep Source Holdings Ltd.	1,200,000	126,551
	Dickson Concepts International Ltd.	75,000	54,347
	Dream International Ltd.	20,000	22,726
	Eagle Nice International Holdings Ltd.	128,000	56,986
††	EcoGreen International Group Ltd.	50,000	2,280
#*	Emperor Capital Group Ltd.	948,000	11,397
	Emperor Watch & Jewellery Ltd.	1,340,000	50,635
	Fairwood Holdings Ltd.	31,500	18,236
*	Far East Consortium International Ltd.	542,901	57,755
	First Pacific Co. Ltd.	778,000	608,742
#*Ω	FIT Hon Teng Ltd.	476,000	297,540
	FSE Lifestyle Services Ltd.	28,000	20,416
	Galaxy Entertainment Group Ltd.	225,000	1,143,172
	Giordano International Ltd.	430,000	80,911
		Shares	Value»
HONG KONG — (Continued)
	Great Eagle Holdings Ltd.	55,925	$115,456
	G-Resources Group Ltd.	103,950	159,818
	Guoco Group Ltd.	2,000	18,297
#	Guotai Junan International Holdings Ltd.	931,000	318,409
	Hang Lung Group Ltd.	244,000	525,431
	Hang Lung Properties Ltd.	587,029	708,352
	Henderson Land Development Co. Ltd.	140,909	560,482
	HK Electric Investments & HK Electric Investments Ltd.	394,000	336,824
*	HKR International Ltd.	302,560	47,486
	HKT Trust & HKT Ltd.	931,000	1,395,215
	Hong Kong & China Gas Co. Ltd.	783,168	737,626
	Hong Kong Exchanges & Clearing Ltd.	68,746	3,790,041
	Hong Kong Ferry Holdings Co. Ltd.	18,000	11,327
	Hong Kong Technology Venture Co. Ltd.	144,055	26,372
*	Hongkong & Shanghai Hotels Ltd.	173,683	139,399
*Ω	Honma Golf Ltd.	53,500	21,358
	Hutchison Telecommunications Hong Kong Holdings Ltd.	548,000	81,376
	Hysan Development Co. Ltd.	91,000	249,920
	IGG, Inc.	228,000	107,541
Ω	Impro Precision Industries Ltd.	27,000	22,130
	Jacobson Pharma Corp. Ltd.	70,000	11,090
	Johnson Electric Holdings Ltd.	117,755	405,609
	K Wah International Holdings Ltd.	367,072	122,033
	Karrie International Holdings Ltd.	112,000	35,275
	Kerry Properties Ltd.	173,500	526,705
	KLN Logistics Group Ltd.	150,000	135,415

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co. Ltd.	154,307	$96,989
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	509,228	32,192
	Liu Chong Hing Investment Ltd.	84,000	47,806
	Luk Fook Holdings International Ltd.	104,000	427,246
	Man Wah Holdings Ltd.	603,600	374,381
*	Melco International Development Ltd.	25,500	13,785
	MGM China Holdings Ltd.	138,400	221,006
*	Midland Holdings Ltd.	140,000	54,504
	Miramar Hotel & Investment	79,000	109,297
	Modern Dental Group Ltd.	140,000	105,517
*	Modern Innovative Digital Technology Co. Ltd.	1,200,000	18,071
#*	Mongolian Mining Corp.	183,000	316,916
#	MTR Corp. Ltd.	150,333	664,745
	NagaCorp Ltd.	330,811	194,885
*	New World Development Co. Ltd.	424,952	618,291
*††	NewOcean Energy Holdings Ltd.	370,000	0
#	Nissin Foods Co. Ltd.	65,000	60,712
	Oriental Watch Holdings	155,596	67,908
*	Oshidori International Holdings Ltd.	1,594,198	183,815
	Pacific Basin Shipping Ltd.	2,087,000	819,634
	Pacific Textiles Holdings Ltd.	295,000	46,509
	Paradise Entertainment Ltd.	8,000	645
	PAX Global Technology Ltd.	292,000	184,274
	PCCW Ltd.	1,216,658	909,264
	Perfect Medical Health Management Ltd.	124,000	19,218
	Pico Far East Holdings Ltd.	286,000	102,820
*	Planetree International Development Ltd.	42,000	6,132
	Plover Bay Technologies Ltd.	104,000	92,818
	Power Assets Holdings Ltd.	75,500	585,635
		Shares	Value»
HONG KONG — (Continued)
	PRADA SpA	59,500	$304,186
	Public Financial Holdings Ltd.	144,000	27,668
Ω	Regina Miracle International Holdings Ltd.	81,000	24,126
	Sa Sa International Holdings Ltd.	480,000	36,192
Ω	Samsonite Group SA	370,800	942,080
	Sands China Ltd.	145,600	315,993
	SAS Dragon Holdings Ltd.	88,000	51,644
	SEA Holdings Ltd.	36,582	6,149
#*	Shandong Hi-Speed Holdings Group Ltd.	153,000	30,870
	Shangri-La Asia Ltd.	396,000	246,925
*	Shenwan Hongyuan HK Ltd.	110,000	19,228
*	Shun Tak Holdings Ltd.	546,000	46,909
	Singamas Container Holdings Ltd.	570,000	46,714
	Sino Land Co. Ltd.	765,955	1,152,692
	SITC International Holdings Co. Ltd.	410,000	1,531,011
#*	SJM Holdings Ltd.	479,499	147,161
	SmarTone Telecommunications Holdings Ltd.	119,000	74,421
*	Solomon Systech International Ltd.	524,000	29,171
*	Soundwill Holdings Ltd.	41,000	33,975
	Stella International Holdings Ltd.	180,500	333,697
	Sun Hung Kai & Co. Ltd.	165,000	90,721
	Sun Hung Kai Properties Ltd.	65,500	1,051,857
#	SUNeVision Holdings Ltd.	246,000	209,882
	Swire Pacific Ltd. (19 HK), Class A	73,000	704,442
	Swire Pacific Ltd. (87 HK), Class B	110,000	178,590
	Swire Properties Ltd.	71,600	217,023
	TAI Cheung Holdings Ltd.	108,000	52,229
	Tai Hing Group Holdings Ltd.	133,000	18,369
*	Taung Gold International Ltd.	170,000	11,758
	Techtronic Industries Co. Ltd.	132,500	1,808,823
*	Television Broadcasts Ltd.	110,900	43,136

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Texhong International Group Ltd.	122,000	$87,126
	Texwinca Holdings Ltd.	332,000	55,317
*	Tongda Group Holdings Ltd.	49,799	23,695
	Town Health International Medical Group Ltd.	254,000	7,801
	Tradelink Electronic Commerce Ltd.	290,000	40,120
	Transport International Holdings Ltd.	90,790	120,652
#	Truly International Holdings Ltd.	596,000	78,288
	United Laboratories International Holdings Ltd.	452,000	688,218
	Value Partners Group Ltd.	303,000	94,512
#	Vitasoy International Holdings Ltd.	172,000	153,860
*	Viva Goods Co. Ltd.	480,000	39,325
#*	Vobile Group Ltd.	236,000	146,348
	VSTECS Holdings Ltd.	326,000	322,548
#	VTech Holdings Ltd.	53,400	415,852
Ω	WH Group Ltd.	2,130,632	2,514,349
	Wharf Real Estate Investment Co. Ltd.	201,000	697,824
	Wing Tai Properties Ltd.	52,000	12,904
	Wynn Macau Ltd.	292,400	216,383
*	Xingye Alloy Materials Group Ltd.	86,000	11,302
#	Xinyi Glass Holdings Ltd.	681,303	890,268
	YesAsia Holdings Ltd.	32,000	14,465
	Yue Yuen Industrial Holdings Ltd.	229,000	510,738
#*	Yunfeng Financial Group Ltd.	256,000	105,567
TOTAL HONG KONG			54,885,781
HUNGARY — (0.1%)
*	4iG Nyrt	16,803	206,242
	ANY Security Printing Co.	806	19,197
	Magyar Telekom Telecommunications PLC	100,745	624,971
	MOL Hungarian Oil & Gas PLC	69,463	848,348
	Opus Global Nyrt	27,448	46,879
	OTP Bank Nyrt	21,980	2,765,786
		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	6,597	$220,715
TOTAL HUNGARY			4,732,138
INDIA — (4.5%)
	360 ONE WAM Ltd.	36,444	447,505
	3M India Ltd.	64	23,844
	Aarti Drugs Ltd.	15,323	63,378
	Aarti Industries Ltd.	36,607	148,146
	Aarti Pharmalabs Ltd.	11,960	98,835
*	Aavas Financiers Ltd.	4,162	65,679
	ABB India Ltd.	3,063	185,428
	Abbott India Ltd.	863	256,384
	ACC Ltd.	10,913	194,960
	Accelya Solutions India Ltd.	740	10,396
	Action Construction Equipment Ltd.	11,951	110,602
*	Adani Energy Solutions Ltd.	33,685	327,858
	Adani Enterprises Ltd. ADE IN	2,174	47,803
*	Adani Enterprises Ltd. ADEPP IN	260	3,166
*	Adani Green Energy Ltd.	6,163	57,110
	Adani Ports & Special Economic Zone Ltd.	44,017	678,977
*	Adani Power Ltd.	385,710	569,828
	Adani Total Gas Ltd.	15,559	89,549
	ADF Foods Ltd.	11,330	21,769
*	Aditya Birla Capital Ltd.	190,334	705,800
*	Aditya Birla Fashion & Retail Ltd.	37,022	26,726
*	Aditya Birla Lifestyle Brands Ltd.	37,022	42,356
	Aditya Birla Real Estate Ltd.	10,267	142,526
	Aditya Birla Sun Life Asset Management Co. Ltd.	3,092	25,714
	Advanced Enzyme Technologies Ltd.	14,719	47,677
	Advent Hotels International Pvt Ltd.	2,448	5,283
	Aegis Logistics Ltd.	45,524	356,755
	AGI Greenpac Ltd.	11,207	76,237
	Ahluwalia Contracts India Ltd.	9,019	83,946
	AIA Engineering Ltd.	10,045	437,339
	Ajanta Pharma Ltd.	17,411	524,329
	Ajmera Realty & Infra India Ltd.	5,615	9,229
	Akzo Nobel India Ltd.	2,300	70,069
	Alembic Ltd.	28,091	28,267

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alembic Pharmaceuticals Ltd.	24,680	$210,815
	Alkem Laboratories Ltd.	6,176	382,287
	Alkyl Amines Chemicals	3,302	56,351
	Allcargo Global Ltd.	78,973	19,978
*	Allcargo Logistics Ltd.	78,973	8,917
	Allied Digital Services Ltd.	4,502	6,150
	Amara Raja Energy & Mobility Ltd.	20,590	187,848
	Ambuja Cements Ltd.	59,988	333,039
	Anant Raj Ltd.	34,045	188,129
	Andhra Sugars Ltd.	28,073	21,472
	Angel One Ltd.	11,988	328,605
	Anup Engineering Ltd.	1,045	20,180
	Apar Industries Ltd.	4,455	388,622
	Apcotex Industries Ltd.	3,910	15,822
	APL Apollo Tubes Ltd.	38,497	855,800
	Apollo Hospitals Enterprise Ltd.	13,609	1,029,044
	Apollo Tyres Ltd.	127,582	683,094
	Aptus Value Housing Finance India Ltd.	23,188	69,709
	Arvind Fashions Ltd.	19,213	98,152
	Arvind Ltd.	61,309	209,571
	Asahi India Glass Ltd.	21,844	237,731
	Ashapura Minechem Ltd.	7,479	54,767
	Ashiana Housing Ltd.	8,633	27,618
	Ashok Leyland Ltd.	705,994	1,518,439
*	Ashoka Buildcon Ltd.	45,156	73,727
	Asian Paints Ltd.	22,765	601,808
Ω	Aster DM Healthcare Ltd.	42,764	256,919
	Astra Microwave Products Ltd.	16,150	172,849
	Astral Ltd.	15,673	250,388
	AstraZeneca Pharma India Ltd.	1,165	108,193
	Atul Ltd.	3,410	231,346
Ω	AU Small Finance Bank Ltd.	27,468	293,094
	Aurobindo Pharma Ltd.	93,734	1,223,710
	Automotive Axles Ltd.	1,309	26,623
	Avanti Feeds Ltd.	11,662	101,446
*Ω	Avenue Supermarts Ltd.	1,757	70,660
*	AWL Agri Business Ltd.	9,657	22,481
		Shares	Value»
INDIA — (Continued)
	Axis Bank Ltd. (AXSB IN)	231,314	$3,442,238
*	AXISCADES Technologies Ltd.	4,798	64,556
	Bajaj Auto Ltd.	5,840	609,050
*	Bajaj Consumer Care Ltd.	6,656	24,594
	Bajaj Finance Ltd.	284,946	2,886,000
	Bajaj Finserv Ltd.	24,550	522,003
*	Bajaj Hindusthan Sugar Ltd.	308,050	55,170
	Bajaj Holdings & Investment Ltd.	5,386	632,078
	Balaji Amines Ltd.	2,692	32,665
	Balkrishna Industries Ltd.	18,116	454,377
	Balmer Lawrie & Co. Ltd.	31,202	58,428
	Balrampur Chini Mills Ltd.	63,257	288,018
	Banco Products India Ltd.	13,958	90,311
Ω	Bandhan Bank Ltd.	162,527	273,360
	Bank of Baroda	192,236	627,717
	Bank of India	99,928	178,422
	Bank of Maharashtra	340,405	242,681
	Bannari Amman Sugars Ltd.	790	30,869
	BASF India Ltd.	3,176	125,787
	Bata India Ltd.	11,145	104,280
	Bayer CropScience Ltd.	2,238	109,108
	BCL Industries Ltd.	25,237	7,773
	BEML Ltd.	5,370	105,003
	Berger Paints India Ltd.	41,751	210,386
*	BF Utilities Ltd.	4,868	27,649
	Bhansali Engineering Polymers Ltd.	21,684	19,581
	Bharat Bijlee Ltd.	2,736	83,625
	Bharat Dynamics Ltd.	2,585	43,299
	Bharat Electronics Ltd.	289,753	1,416,367
	Bharat Forge Ltd.	56,042	880,515
	Bharat Heavy Electricals Ltd.	171,255	490,864
	Bharat Petroleum Corp. Ltd.	154,900	614,108
	Bharat Rasayan Ltd.	1,100	22,336
	Bharti Airtel Ltd.	234,504	5,029,653
	Biocon Ltd.	14,258	56,962
	Birla Corp. Ltd.	9,881	112,977
	BirlaNu Ltd.	1,370	23,493
	Birlasoft Ltd.	56,177	255,018
	Black Box Ltd.	6,786	37,666
	Blue Dart Express Ltd.	1,828	109,731
	Blue Star Ltd.	18,366	365,117

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bombay Burmah Trading Co.	5,642	$105,744
	Bombay Dyeing & Manufacturing Co. Ltd.	28,403	35,573
*	Borosil Ltd.	2,074	5,668
*	Borosil Scientific Ltd.	1,555	1,854
	Bosch Ltd.	334	132,660
	Brigade Enterprises Ltd.	28,660	235,527
*	Brightcom Group Ltd.	2,124	214
	Britannia Industries Ltd.	12,482	794,569
	BSE Ltd.	30,483	920,137
*	Camlin Fine Sciences Ltd.	5,254	8,329
	Can Fin Homes Ltd.	29,945	306,597
	Canara Bank	392,098	628,590
	Cantabil Retail India Ltd.	4,199	13,440
*	Capacit'e Infraprojects Ltd.	8,742	21,127
	Caplin Point Laboratories Ltd.	7,151	134,824
	Carborundum Universal Ltd.	20,508	175,740
	Care Ratings Ltd.	5,502	96,176
*	Cartrade Tech Ltd.	2,615	75,158
	Carysil Ltd.	1,277	10,972
	Castrol India Ltd.	122,027	244,267
	CCL Products India Ltd.	29,206	308,062
	CE Info Systems Ltd.	2,255	32,404
	Ceat Ltd.	9,078	370,854
	Cemindia Projects Ltd.	28,429	197,129
	Central Depository Services India Ltd.	36,509	524,314
	Centum Electronics Ltd.	361	9,140
	Century Enka Ltd.	5,766	27,164
	Century Plyboards India Ltd.	21,503	188,065
	Cera Sanitaryware Ltd.	1,968	107,134
	CESC Ltd.	157,900	257,829
	CG Power & Industrial Solutions Ltd.	87,042	556,112
	Chalet Hotels Ltd.	7,284	68,912
	Chambal Fertilisers & Chemicals Ltd.	65,205	314,681
*	Chemplast Sanmar Ltd.	7,729	21,619
	Chennai Petroleum Corp. Ltd.	12,277	115,596
*	Choice International Ltd.	10,011	83,149
		Shares	Value»
INDIA — (Continued)
	Cholamandalam Financial Holdings Ltd.	31,559	$567,916
	Cholamandalam Investment & Finance Co. Ltd.	88,373	1,566,713
	CIE Automotive India Ltd.	39,842	182,015
	Cipla Ltd.	103,155	1,487,788
	City Union Bank Ltd.	137,091	447,505
	CMS Info Systems Ltd.	2,724	9,363
	Coal India Ltd.	102,625	491,443
Ω	Cochin Shipyard Ltd.	4,869	88,057
	Coforge Ltd.	40,225	723,665
*	Cohance Lifesciences Ltd.	47,775	196,101
	Colgate-Palmolive India Ltd.	23,255	533,151
	Computer Age Management Services Ltd.	78,265	592,392
	Container Corp. of India Ltd.	57,278	313,495
	Coromandel International Ltd.	36,743	898,029
	Cosmo First Ltd.	5,608	36,415
*	CreditAccess Grameen Ltd.	8,631	123,439
	CRISIL Ltd.	6,494	329,432
	Crompton Greaves Consumer Electricals Ltd.	130,930	316,045
*	CSB Bank Ltd.	12,954	61,321
	Cummins India Ltd.	10,803	480,805
	Cyient Ltd.	19,478	238,452
*Ω	D.P. Abhushan Ltd.	235	3,248
	Dabur India Ltd.	29,050	160,055
	Dalmia Bharat Ltd.	15,075	340,137
*	Dalmia Bharat Refractories Ltd.	148	0
	Datamatics Global Services Ltd.	3,343	25,545
	DB Corp. Ltd.	17,516	45,572
	DCB Bank Ltd.	64,869	141,290
	DCM Shriram Fine Chemicals Ltd.	4,675	3,079
	DCM Shriram Industries Ltd.	4,675	1,928
	DCM Shriram International Ltd.	4,675	3,079
	DCM Shriram Ltd.	19,345	248,605
	DCW Ltd.	49,031	24,508
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	231,119
	Deepak Nitrite Ltd.	12,191	218,430

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Delhivery Ltd.	9,806	$45,474
	Delta Corp. Ltd.	32,285	22,735
	Dhanuka Agritech Ltd.	5,532	67,352
*	Digitide Solutions Ltd.	19,671	24,558
Ω	Dilip Buildcon Ltd.	9,515	47,240
*	Dish TV India Ltd.	343,258	13,002
*	Dishman Carbogen Amcis Ltd.	23,993	56,681
	Divi's Laboratories Ltd.	6,321	414,680
	Dixon Technologies India Ltd.	7,880	895,127
	DLF Ltd.	58,375	403,720
	Dollar Industries Ltd.	2,788	9,570
Ω	Dr. Lal PathLabs Ltd.	21,128	321,658
#	Dr. Reddy's Laboratories Ltd., ADR	75,557	1,013,975
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	76,660	1,010,259
	eClerx Services Ltd.	13,297	674,399
	Edelweiss Financial Services Ltd.	141,455	164,432
	Eicher Motors Ltd.	14,278	1,107,648
*	EID Parry India Ltd.	27,575	276,508
	EIH Associated Hotels	7,004	25,273
	EIH Ltd.	48,193	166,468
	Eimco Elecon India Ltd.	301	5,753
	Elecon Engineering Co. Ltd.	18,744	83,032
	Electrosteel Castings Ltd.	126,163	97,598
	Elgi Equipments Ltd.	36,135	170,413
	Emami Ltd.	64,593	340,183
*	Embassy Developments Ltd.	90,923	65,595
	Emcure Pharmaceuticals Ltd.	1,016	16,204
Ω	Endurance Technologies Ltd.	6,331	167,024
	Engineers India Ltd.	88,087	165,997
	Epigral Ltd.	4,041	45,298
	EPL Ltd.	35,420	74,254
*Ω	Equitas Small Finance Bank Ltd.	103,405	78,991
Ω	Eris Lifesciences Ltd.	11,309	170,388
	ESAB India Ltd.	1,538	93,064
	Escorts Kubota Ltd.	7,522	275,648
*	Eternal Ltd.	99,545	296,612
	Eveready Industries India Ltd.	747	2,716
		Shares	Value»
INDIA — (Continued)
	Everest Industries Ltd.	1,905	$9,022
	Excel Industries Ltd.	1,267	12,886
	Exide Industries Ltd.	132,617	464,978
	Fairchem Organics Ltd.	494	3,498
*	FDC Ltd.	17,971	72,370
	Federal Bank Ltd.	595,372	1,863,870
*	Federal-Mogul Goetze India Ltd.	2,733	12,943
	FIEM Industries Ltd.	3,998	94,171
	Filatex India Ltd.	59,200	29,516
	Fine Organic Industries Ltd.	1,971	90,772
	Fineotex Chemical Ltd.	48,550	11,774
	Finolex Cables Ltd.	22,825	180,203
	Finolex Industries Ltd.	77,237	148,962
	Firstsource Solutions Ltd.	78,315	272,207
	Force Motors Ltd.	3,168	657,849
	Fortis Healthcare Ltd.	67,018	620,854
	Gabriel India Ltd.	27,470	278,973
	GAIL India Ltd. (GAIL IN)	498,685	907,131
	Galaxy Surfactants Ltd.	2,459	48,534
	Ganesh Housing Ltd.	5,906	47,414
	Ganesha Ecosphere Ltd.	592	4,352
	Garware Technical Fibres Ltd.	20,415	145,384
	Gateway Distriparks Ltd.	110,836	70,566
	GE Vernova T&D India Ltd.	16,366	574,300
	Geojit Financial Services Ltd.	22,705	16,796
	GHCL Ltd.	22,764	131,937
	GHCL Textiles Ltd.	23,955	19,753
	GIC Housing Finance Ltd.	18,109	31,978
	Gillette India Ltd.	2,294	219,023
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	223,147
	Glenmark Pharmaceuticals Ltd.	17,558	387,104
	Global Health Ltd.	8,030	92,638
	GMM Pfaudler Ltd.	1,759	18,712
*	GMR Airports Ltd.	217,718	222,655
	GOCL Corp. Ltd.	2,447	7,126
	Godawari Power & Ispat Ltd.	75,403	203,676
	Godfrey Phillips India Ltd.	16,695	369,552

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Godrej Agrovet Ltd.	5,445	$31,636
	Godrej Consumer Products Ltd.	35,807	449,953
*	Godrej Industries Ltd.	20,703	218,555
*	Godrej Properties Ltd.	7,841	134,537
	Goldiam International Ltd.	61	206
	Granules India Ltd.	56,623	352,703
	Graphite India Ltd.	27,037	179,544
	Grasim Industries Ltd.	47,552	1,457,856
	Grauer & Weil India Ltd.	25,612	19,909
	Gravita India Ltd.	892	15,650
	Great Eastern Shipping Co. Ltd.	37,226	485,625
	Greaves Cotton Ltd.	36,228	64,249
	Greenlam Industries Ltd.	14,666	38,456
	Greenpanel Industries Ltd.	16,581	39,611
	Greenply Industries Ltd.	16,548	40,475
	Grindwell Norton Ltd.	8,987	149,125
	Gufic Biosciences Ltd.	1,603	5,382
	Gujarat Alkalies & Chemicals Ltd.	11,750	58,425
	Gujarat Ambuja Exports Ltd.	72,824	110,260
	Gujarat Fluorochemicals Ltd.	6,700	222,638
	Gujarat Gas Ltd.	24,930	115,263
	Gujarat Industries Power Co. Ltd.	12,468	19,025
	Gujarat Mineral Development Corp. Ltd.	43,682	272,578
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,079	122,005
	Gujarat Pipavav Port Ltd.	71,936	130,630
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	131,815
	Gujarat State Petronet Ltd.	109,563	360,727
	Gulf Oil Lubricants India Ltd.	4,483	53,169
Ω	Harsha Engineers Ltd.	3,373	13,685
	Hatsun Agro Product Ltd.	16,439	157,086
	Havells India Ltd.	35,679	497,998
	HBL Engineering Ltd.	65,276	556,537
		Shares	Value»
INDIA — (Continued)
	HCL Technologies Ltd.	125,194	$2,304,428
Ω	HDFC Asset Management Co. Ltd.	25,634	699,999
	HDFC Bank Ltd.	568,274	5,744,426
Ω	HDFC Life Insurance Co. Ltd.	22,041	174,947
*	HealthCare Global Enterprises Ltd.	9,266	59,614
	HEG Ltd.	29,265	172,195
	HeidelbergCement India Ltd.	24,203	45,048
	Heritage Foods Ltd.	15,124	58,964
	Hero MotoCorp Ltd. (HMCL IN)	29,861	1,797,295
	Hester Biosciences Ltd.	1,115	18,211
	HFCL Ltd.	235,479	173,754
	HG Infra Engineering Ltd.	5,215	36,633
	Hikal Ltd.	13,133	27,584
	Himadri Speciality Chemical Ltd.	61,530	308,136
	Himatsingka Seide Ltd.	8,151	9,152
	Hindalco Industries Ltd.	279,844	2,913,587
*	Hinduja Global Solutions Ltd.	6,335	28,936
	Hindustan Aeronautics Ltd.	25,408	1,277,544
	Hindustan Copper Ltd.	65,061	475,883
*	Hindustan Oil Exploration Co. Ltd.	11,080	18,810
	Hindustan Petroleum Corp. Ltd.	141,325	654,359
	Hindustan Unilever Ltd.	36,054	927,681
	Hitachi Energy India Ltd.	598	122,668
	HI-Tech Pipes Ltd.	12,979	10,479
Ω	Home First Finance Co. India Ltd.	2,525	32,379
	Honda India Power Products Ltd.	1,245	27,500
	HPL Electric & Power Ltd.	2,975	10,751
	Huhtamaki India Ltd.	7,123	14,195
	ICICI Bank Ltd. (IBN US), Sponsored ADR	255,427	7,481,457
	ICICI Bank Ltd. (ICICIBC IN)	128,348	1,894,980

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	ICICI Lombard General Insurance Co. Ltd.	10,884	$214,192
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	118,970
	ICRA Ltd.	930	63,964
	IDFC First Bank Ltd.	1,106,981	1,006,215
*	IFB Industries Ltd.	1,075	13,004
	IIFL Capital Services Ltd.	40,597	146,880
	IIFL Finance Ltd.	61,664	353,835
*	India Cements Ltd.	40,895	204,299
	India Glycols Ltd.	9,152	86,776
	India Nippon Electricals Ltd.	818	6,268
	India Power Corp. Ltd.	95,714	9,042
*	Indiabulls Ltd.	57,312	6,611
	Indian Bank	65,141	646,555
Ω	Indian Energy Exchange Ltd.	127,492	175,806
	Indian Hotels Co. Ltd.	59,960	439,172
	Indian Metals & Ferro Alloys Ltd.	2,769	35,156
	Indian Oil Corp. Ltd.	177,575	314,510
	Indian Railway Catering & Tourism Corp. Ltd.	39,483	267,729
Ω	Indian Railway Finance Corp. Ltd.	141,713	185,344
	Indo Count Industries Ltd.	29,913	76,496
	Indoco Remedies Ltd.	6,213	14,676
	Indraprastha Gas Ltd.	124,532	241,360
*	Indus Towers Ltd.	268,556	1,297,738
*	IndusInd Bank Ltd.	35,507	344,944
*	Infibeam Avenues Ltd.	423,812	74,934
	Info Edge India Ltd.	61,217	833,597
	Infosys Ltd. (INFO IN)	294,627	5,275,240
	Ingersoll Rand India Ltd.	2,188	79,872
*	Inox Wind Ltd.	48,433	57,005
*	Insecticides India Ltd.	1,658	10,630
	Intellect Design Arena Ltd.	19,043	190,051
Ω	InterGlobe Aviation Ltd.	14,591	730,544
	IOL Chemicals & Pharmaceuticals Ltd.	44,275	35,673
	ION Exchange India Ltd.	9,414	36,878
	Ipca Laboratories Ltd.	27,394	439,475
	IRB Infrastructure Developers Ltd.	370,150	167,738
		Shares	Value»
INDIA — (Continued)
Ω	IRCON International Ltd.	85,488	$152,933
	ISGEC Heavy Engineering Ltd.	2,547	20,763
*	ITC Hotels Ltd.	27,884	54,917
	ITC Ltd.	355,636	1,247,239
	J Kumar Infraprojects Ltd.	13,517	84,381
	Jagran Prakashan Ltd.	29,376	21,250
	Jai Corp. Ltd.	15,752	19,373
*	Jain Irrigation Systems Ltd.	105,210	41,858
*	Jaiprakash Power Ventures Ltd.	829,868	138,205
	Jammu & Kashmir Bank Ltd.	143,210	163,659
	Jamna Auto Industries Ltd.	27,803	37,485
	JB Chemicals & Pharmaceuticals Ltd.	19,659	400,432
	JBM Auto Ltd.	4,806	29,678
	Jindal Poly Films Ltd.	2,062	8,823
	Jindal Saw Ltd.	136,410	259,242
	Jindal Stainless Ltd.	171,783	1,539,393
	Jindal Steel Ltd.	101,206	1,232,672
	Jio Financial Services Ltd.	235,961	652,198
	JK Cement Ltd.	9,251	556,343
	JK Lakshmi Cement Ltd.	16,149	136,367
	JK Paper Ltd.	35,115	125,722
	JK Tyre & Industries Ltd.	44,973	252,638
	JM Financial Ltd.	126,883	178,251
	JSW Energy Ltd.	57,816	287,887
	JSW Steel Ltd.	46,635	612,899
	JTEKT India Ltd.	17,667	26,234
	Jubilant Foodworks Ltd.	100,705	546,243
	Jubilant Ingrevia Ltd.	25,905	180,216
	Jubilant Pharmova Ltd.	24,138	256,531
*	Just Dial Ltd.	7,669	55,839
	Jyothy Labs Ltd.	35,223	95,557
	Kajaria Ceramics Ltd.	31,869	310,528
	Kalpataru Projects International Ltd.	29,193	363,101
	Kalyan Jewellers India Ltd.	20,187	79,230
	Kalyani Steels Ltd.	8,932	68,970
	Kansai Nerolac Paints Ltd.	18,894	47,134
	Karnataka Bank Ltd.	111,612	221,389
	Karur Vysya Bank Ltd.	195,535	634,197
	Kaveri Seed Co. Ltd.	8,491	87,480

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KCP Ltd.	18,420	$35,434
	KDDL Ltd.	536	13,413
	KEC International Ltd.	39,834	290,703
	KEI Industries Ltd.	14,956	650,021
*	Kellton Tech Solutions Ltd.	53,725	9,089
	Kennametal India Ltd.	1,297	27,562
	Kewal Kiran Clothing Ltd.	3,299	16,513
	Kfin Technologies Ltd.	11,536	127,253
*	Kiri Industries Ltd.	4,565	23,100
	Kirloskar Brothers Ltd.	6,585	111,956
	Kirloskar Oil Engines Ltd.	20,099	256,464
	Kirloskar Pneumatic Co. Ltd.	1,534	18,987
	KNR Constructions Ltd.	46,328	74,881
*	Kolte-Patil Developers Ltd.	10,501	42,695
	Kotak Mahindra Bank Ltd.	206,655	916,017
	KPIT Technologies Ltd.	47,929	546,077
	KPR Mill Ltd.	43,921	416,122
	KRBL Ltd.	12,438	46,436
*Ω	Krishna Institute of Medical Sciences Ltd.	14,480	94,659
	Krsnaa Diagnostics Ltd.	3,815	29,635
	KSB Ltd.	19,515	148,995
	Kwality Wall's India Ltd.	36,053	15,756
	L&T Finance Ltd.	231,511	720,906
Ω	L&T Technology Services Ltd.	4,790	194,296
	LA Opala RG Ltd.	1,909	3,980
	Larsen & Toubro Ltd.	27,381	1,172,364
Ω	Laurus Labs Ltd.	57,587	605,711
	Laxmi Organic Industries Ltd.	3,180	4,947
*Ω	Lemon Tree Hotels Ltd.	47,536	67,284
	LG Balakrishnan & Bros Ltd.	7,963	149,206
	LIC Housing Finance Ltd.	110,169	631,996
	Lincoln Pharmaceuticals Ltd.	1,483	7,400
	Linde India Ltd.	2,015	131,559
	LMW Ltd.	716	116,250
Ω	Lodha Developers Ltd.	4,798	50,729
	LT Foods Ltd.	41,256	166,480
		Shares	Value»
INDIA — (Continued)
Ω	LTIMindtree Ltd.	14,151	$919,251
	Lumax Auto Technologies Ltd.	10,082	147,884
	Lumax Industries Ltd.	1,052	55,636
	Lupin Ltd.	62,163	1,452,806
	LUX Industries Ltd.	1,387	13,890
	Mahanagar Gas Ltd.	10,030	114,515
	Maharashtra Scooters Ltd.	487	71,446
	Maharashtra Seamless Ltd.	18,958	107,855
	Mahindra & Mahindra Financial Services Ltd.	180,392	728,672
	Mahindra & Mahindra Ltd.	71,093	2,664,260
*	Mahindra Holidays & Resorts India Ltd.	34,822	110,930
	Mahindra Lifespace Developers Ltd.	37,878	154,549
Ω	Mahindra Logistics Ltd.	13,140	51,234
	Maithan Alloys Ltd.	2,030	22,068
*	Man Industries India Ltd.	2,266	8,041
	Man Infraconstruction Ltd.	30,854	37,037
	Manali Petrochemicals Ltd.	12,348	7,801
	Manappuram Finance Ltd.	235,523	729,701
	Mangalam Cement Ltd.	2,293	19,523
*	Mangalore Refinery & Petrochemicals Ltd.	27,248	52,262
	Mankind Pharma Ltd.	6,971	161,242
	Marico Ltd.	102,266	813,206
	Marksans Pharma Ltd.	74,161	131,975
	Maruti Suzuki India Ltd.	4,897	776,965
Ω	MAS Financial Services Ltd.	17,424	61,435
	Mastek Ltd.	4,519	101,184
*	Max Estates Ltd.	37	155
	Max Healthcare Institute Ltd.	28,599	297,932
*	Max India Ltd.	3,390	5,910
	Mayur Uniquoters Ltd.	8,317	46,414
	Mazagon Dock Shipbuilders Ltd.	4,176	117,108
*Ω	Medi Assist Healthcare Services Ltd.	3,525	15,348
*	Medplus Health Services Ltd.	2,552	22,222

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Meghmani Organics Ltd.	33,015	$21,767
	Metro Brands Ltd.	1,152	13,159
Ω	Metropolis Healthcare Ltd.	6,674	131,616
	Minda Corp. Ltd.	11,926	73,347
Ω	Mishra Dhatu Nigam Ltd.	5,601	22,767
	MM Forgings Ltd.	7,250	32,249
	MOIL Ltd.	22,181	88,782
	Monte Carlo Fashions Ltd.	3,649	22,532
	Morepen Laboratories Ltd.	106,810	42,454
	Motherson Sumi Wiring India Ltd.	781,025	365,957
	Motilal Oswal Financial Services Ltd.	49,532	405,109
	Mphasis Ltd.	33,542	1,007,305
	MPS Ltd.	256	5,232
	MRF Ltd.	693	1,002,653
	Mrs Bectors Food Specialities Ltd.	30,230	73,071
	MSTC Ltd.	7,750	38,987
	Muthoot Finance Ltd.	53,243	2,211,964
*	Nalwa Sons Investments Ltd.	187	11,966
	Narayana Hrudayalaya Ltd.	24,947	479,553
	Natco Pharma Ltd.	20,784	188,787
	National Aluminium Co. Ltd.	319,195	1,321,586
	National Fertilizers Ltd.	35,078	31,711
	Nava Ltd.	55,260	336,880
	Navin Fluorine International Ltd.	1,621	106,344
	Navneet Education Ltd.	38,450	60,149
*	Nazara Technologies Ltd.	16,360	50,553
	NBCC India Ltd.	52,430	56,577
	NCC Ltd.	133,271	212,944
	NCL Industries Ltd.	8,249	16,424
	NELCO Ltd.	3,872	27,489
	Neogen Chemicals Ltd.	1,069	14,166
	NESCO Ltd.	8,606	106,795
	Nestle India Ltd.	46,162	670,468
	Neuland Laboratories Ltd.	1,127	162,111
	Newgen Software Technologies Ltd.	4,385	27,933
	NHPC Ltd.	332,705	283,336
	NIIT Learning Systems Ltd.	25,172	109,622
		Shares	Value»
INDIA — (Continued)
	NIIT Ltd.	36,661	$29,699
	Nilkamal Ltd.	2,650	39,693
Ω	Nippon Life India Asset Management Ltd.	24,720	235,356
	Nitin Spinners Ltd.	8,550	30,900
	NLC India Ltd.	66,590	187,067
	NMDC Ltd.	788,721	692,982
*	NMDC Steel Ltd.	262,907	120,619
	NOCIL Ltd.	34,528	49,614
	Novartis India Ltd.	1,821	15,053
	NRB Bearings Ltd.	20,512	57,132
	NTPC Ltd.	245,260	945,204
	Nucleus Software Exports Ltd.	3,058	30,254
	Nuvama Wealth Management Ltd.	12,443	181,936
	Oberoi Realty Ltd.	36,793	596,798
	Oil & Natural Gas Corp. Ltd.	110,895	324,015
	Oil India Ltd.	85,333	475,160
*	Onesource Specialty Pharma Ltd.	9,739	129,516
	Oracle Financial Services Software Ltd.	5,536	466,196
	Orient Cement Ltd.	25,342	43,249
	Orient Electric Ltd.	25,426	50,353
*	Orient Green Power Co. Ltd.	135,608	15,331
	Oriental Hotels Ltd.	5,689	6,257
	Page Industries Ltd.	938	334,737
	Paisalo Digital Ltd.	133,713	49,498
	Panama Petrochem Ltd.	5,121	16,263
Ω	Paradeep Phosphates Ltd.	25,858	39,116
Ω	Parag Milk Foods Ltd., Class F	9,183	25,189
	Patanjali Foods Ltd.	19,587	106,733
*	Patel Engineering Ltd.	142,766	44,563
*	PB Fintech Ltd.	11,473	205,981
*	PC Jeweller Ltd.	661,290	76,840
	PCBL Chemical Ltd.	61,168	175,566
*	Peninsula Land Ltd.	4,741	1,037
*	Pennar Industries Ltd.	19,375	36,324
	Persistent Systems Ltd.	21,594	1,418,689
	Petronet LNG Ltd.	271,281	854,550
	Phoenix Mills Ltd.	23,628	428,032
	PI Industries Ltd.	13,700	472,486
	Pidilite Industries Ltd.	30,894	479,120
*	Piramal Finance Ltd.	28,361	536,466
	Piramal Pharma Ltd.	117,310	197,628
	Pitti Engineering Ltd.	587	4,985
Ω	PNB Housing Finance Ltd.	40,860	365,287

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PNC Infratech Ltd.	41,157	$97,540
	Poly Medicure Ltd.	4,687	77,766
	Polycab India Ltd.	6,068	463,346
	Polyplex Corp. Ltd.	6,105	56,552
*	Poonawalla Fincorp Ltd.	59,773	257,818
	Power Finance Corp. Ltd.	421,622	1,737,356
	Power Grid Corp. of India Ltd.	289,097	805,290
	Power Mech Projects Ltd.	3,950	88,668
	Praj Industries Ltd.	26,040	82,743
	Prakash Industries Ltd.	57,269	76,170
Ω	Prataap Snacks Ltd.	2,707	33,402
	Precision Wires India Ltd.	13,794	36,775
	Prestige Estates Projects Ltd.	37,413	594,518
	Pricol Ltd.	26,229	157,358
*	Prime Focus Ltd.	8,211	20,206
	Prince Pipes & Fittings Ltd.	6,881	17,911
*	Prism Johnson Ltd.	43,150	59,356
	Privi Speciality Chemicals Ltd.	2,218	67,689
	Procter & Gamble Health Ltd.	2,614	150,555
	Procter & Gamble Hygiene & Health Care Ltd.	1,102	141,318
	PTC India Ltd.	86,024	161,035
	Punjab National Bank	271,706	370,142
*	PVR Inox Ltd.	6,962	74,013
Ω	Quess Corp. Ltd.	11,684	26,425
	R Systems International Ltd.	4,412	18,391
	Radico Khaitan Ltd.	11,298	346,287
	Rail Vikas Nigam Ltd.	7,351	27,531
	Rain Industries Ltd.	61,259	103,100
*	Rajesh Exports Ltd.	14,403	25,488
	Rallis India Ltd.	18,917	56,638
	Ramco Cements Ltd.	27,322	331,086
	Ramco Industries Ltd.	13,704	47,001
	Ramkrishna Forgings Ltd.	23,190	128,305
	Rane Holdings Ltd.	2,514	35,772
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	82,387
	Ratnamani Metals & Tubes Ltd.	6,518	152,233
*	RattanIndia Power Ltd.	284,216	26,268
*	Raymond Lifestyle Ltd.	11,795	133,619
*	Raymond Ltd.	14,744	61,831
*	Raymond Realty Ltd.	14,744	80,736
		Shares	Value»
INDIA — (Continued)
Ω	RBL Bank Ltd.	141,818	$459,252
	REC Ltd.	477,632	1,895,080
	Redington Ltd.	224,470	663,984
	Redtape Ltd.	44,420	59,850
	Relaxo Footwears Ltd.	10,941	47,013
	Reliance Industrial Infrastructure Ltd.	2,215	17,183
	Reliance Industries Ltd. (RIL IN)	471,922	7,179,040
*	Reliance Infrastructure Ltd.	40,867	59,631
*	Reliance Power Ltd.	916,309	282,290
*	Religare Enterprises Ltd.	4,652	12,113
	Repco Home Finance Ltd.	12,674	56,028
	Rico Auto Industries Ltd.	31,447	39,889
	RITES Ltd.	28,740	71,448
	Route Mobile Ltd.	4,960	32,112
	RPG Life Sciences Ltd.	1,466	32,151
*	Sagar Cements Ltd.	10,335	21,888
*Ω	Salasar Techno Engineering Ltd.	137,948	12,000
*	Sammaan Capital Ltd.	117,921	193,041
	Samvardhana Motherson International Ltd.	844,519	1,034,765
	Sandhar Technologies Ltd.	3,136	16,710
	Sandur Manganese & Iron Ores Ltd.	21,489	51,254
	Sangam India Ltd.	553	2,756
	Sanghvi Movers Ltd.	6,740	22,069
	Sanofi Consumer Healthcare India Ltd.	2,438	111,329
	Sanofi India Ltd.	2,438	106,500
Ω	Sansera Engineering Ltd.	3,442	64,391
*	Sapphire Foods India Ltd.	20,690	42,311
	Sarda Energy & Minerals Ltd.	27,550	147,458
	Sasken Technologies Ltd.	899	11,888
*	Satin Creditcare Network Ltd.	3,262	5,572
	Savita Oil Technologies Ltd.	6,016	22,850
	SBI Cards & Payment Services Ltd.	16,690	137,057
Ω	SBI Life Insurance Co. Ltd.	27,938	611,189

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Schaeffler India Ltd.	5,290	$207,321
*	Schneider Electric Infrastructure Ltd.	15,960	120,573
*	SEAMEC Ltd.	1,720	23,693
*	SEPC Ltd.	382,773	34,299
	Seshasayee Paper & Boards Ltd.	6,832	16,924
Ω	SH Kelkar & Co. Ltd.	18,152	28,461
	Shaily Engineering Plastics Ltd.	939	19,491
*	Shalby Ltd.	4,833	8,833
*	Shankara Buildpro Ltd.	1,193	9,740
	Shanthi Gears Ltd.	4,322	21,155
	Sharda Cropchem Ltd.	10,452	115,962
	Sharda Motor Industries Ltd.	2,710	25,246
	Share India Securities Ltd.	17,297	27,012
	Shilpa Medicare Ltd.	20,432	64,881
	Shipping Corp. of India Land & Assets Ltd.	59,327	29,106
	Shipping Corp. of India Ltd.	65,823	161,530
*	Shoppers Stop Ltd.	11,621	45,719
	Shree Cement Ltd.	713	209,223
	Shriram Finance Ltd.	329,700	3,659,851
	Shriram Pistons & Rings Ltd.	2,248	67,748
	Siemens Energy India Ltd.	1,925	52,002
	Siemens Ltd.	1,925	64,696
*	SIS Ltd.	16,961	62,038
	Siyaram Silk Mills Ltd.	4,520	25,488
	SJS Enterprises Ltd.	3,196	58,033
*	SKF India Industrial Ltd.	5,640	167,371
	SKF India Ltd.	5,640	103,168
	Skipper Ltd.	5,063	19,861
	Sobha Ltd.	8,818	138,492
	Solar Industries India Ltd.	6,105	893,287
*	Solara Active Pharma Sciences Ltd.	4,763	26,070
	Somany Ceramics Ltd.	5,724	25,381
	Sonata Software Ltd.	59,569	205,093
	South Indian Bank Ltd.	648,890	265,867
*	Spandana Sphoorty Financial Ltd.	783	1,918
	SRF Ltd.	24,207	739,027
	Star Cement Ltd.	20,987	49,785
		Shares	Value»
INDIA — (Continued)
*	Star Health & Allied Insurance Co. Ltd.	12,501	$63,899
	State Bank of India (SBID LI), GDR	490	58,057
	State Bank of India (SBIN IN)	114,695	1,344,112
	State Bank of India (SBKFF US), GDR	2,177	257,757
	Steel Authority of India Ltd.	331,912	542,955
*	Sterlite Technologies Ltd.	52,825	60,654
*	STL Networks Ltd.	52,825	11,580
	Strides Pharma Science Ltd.	19,479	185,945
*	Stylam Industries Ltd.	1,806	43,631
	Styrenix Performance Materials Ltd.	603	12,779
*	Subex Ltd.	85,031	8,573
	Subros Ltd.	10,122	89,814
	Sudarshan Chemical Industries Ltd.	12,850	126,802
*	Sudarshan Colorants India Ltd.	1,829	7,412
	Sumitomo Chemical India Ltd.	18,532	82,549
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	39,264	681,240
	Sun TV Network Ltd.	29,483	178,304
	Sundaram Finance Ltd.	12,288	696,803
	Sundaram-Clayton Ltd.	1,656	22,467
	Sundram Fasteners Ltd.	23,120	235,419
	Sunflag Iron & Steel Co. Ltd.	5,016	13,386
	Sunteck Realty Ltd.	18,820	82,343
	Suprajit Engineering Ltd.	20,062	97,380
	Supreme Industries Ltd.	13,018	495,625
	Supreme Petrochem Ltd.	22,062	136,033
	Surya Roshni Ltd.	27,536	74,092
*	Suryoday Small Finance Bank Ltd.	15,323	23,088
*	Suzlon Energy Ltd.	775,346	402,695
	Swaraj Engines Ltd.	1,425	54,123
Ω	Syngene International Ltd.	25,178	129,880
	TAJGVK Hotels & Resorts Ltd.	3,470	13,926
	Talbros Automotive Components Ltd.	2,544	7,261

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tamil Nadu Newsprint & Papers Ltd.	15,403	$22,214
	Tamilnadu Petroproducts Ltd.	8,299	8,578
	Tanla Platforms Ltd.	8,550	47,463
*	TARC Ltd.	34,062	56,353
	Tata Chemicals Ltd.	52,847	428,355
	Tata Communications Ltd.	23,355	399,159
	Tata Consultancy Services Ltd.	67,519	2,299,939
	Tata Consumer Products Ltd.	39,732	489,680
	Tata Elxsi Ltd.	6,519	377,540
*	Tata Motors Ltd./new	242,466	1,205,905
	Tata Motors Passenger Vehicles Ltd.	242,466	921,897
	Tata Power Co. Ltd.	176,417	703,196
	Tata Steel Ltd.	1,475,346	3,070,804
	Tata Technologies Ltd.	15,610	109,872
	TCI Express Ltd.	3,754	22,251
	TD Power Systems Ltd.	29,800	233,932
*	TeamLease Services Ltd.	973	14,643
	Tech Mahindra Ltd.	45,211	853,947
	Techno Electric & Engineering Co. Ltd.	12,589	134,134
	Tega Industries Ltd.	421	7,814
	Texmaco Rail & Engineering Ltd.	49,331	68,928
	Thanga Mayil Jewellery Ltd.	1,650	59,812
	Thejo Engineering Ltd.	612	11,262
	Themis Medicare Ltd.	3,727	3,242
	Thermax Ltd.	2,584	81,199
	Thirumalai Chemicals Ltd.	17,134	35,610
	Thomas Cook India Ltd.	36,462	48,795
Ω	Thyrocare Technologies Ltd.	13,206	60,347
	Tilaknagar Industries Ltd.	20,689	96,787
	Time Technoplast Ltd.	104,570	206,105
	Timken India Ltd.	5,493	177,824
	Titagarh Rail System Ltd.	16,029	143,977
	Titan Co. Ltd.	27,228	1,179,555
	Torrent Pharmaceuticals Ltd.	20,591	885,441
	Torrent Power Ltd.	39,877	602,210
		Shares	Value»
INDIA — (Continued)
	Tourism Finance Corp. of India Ltd.	108,055	$75,968
	Transport Corp. of India Ltd.	9,892	114,501
	Trent Ltd.	10,624	435,293
	Trident Ltd.	309,053	87,639
	Triveni Engineering & Industries Ltd.	37,325	151,204
	Triveni Turbine Ltd.	9,150	49,916
	TTK Healthcare Ltd.	475	5,011
	TTK Prestige Ltd.	10,094	64,785
	Tube Investments of India Ltd.	27,497	698,217
	TVS Holdings Ltd.	1,656	265,648
	TVS Motor Co. Ltd.	47,653	1,908,865
	TVS Srichakra Ltd.	1,447	63,924
	Uflex Ltd.	11,771	59,489
*	Ugro Capital Ltd.	21,291	34,032
*Ω	Ujjivan Small Finance Bank Ltd.	148,381	104,596
	UltraTech Cement Ltd.	4,812	665,899
*	Unichem Laboratories Ltd.	9,550	39,278
	Union Bank of India Ltd.	199,983	392,006
	United Breweries Ltd.	3,175	50,449
	United Spirits Ltd.	39,557	585,660
	UNO Minda Ltd.	51,988	669,126
	UPL Ltd.	193,634	1,479,726
*	Urja Global Ltd.	81,988	9,117
	Usha Martin Ltd.	48,729	216,258
	UTI Asset Management Co. Ltd.	14,793	155,198
	VA Tech Wabag Ltd.	14,418	169,301
	Vadilal Industries Ltd.	532	25,318
	Vaibhav Global Ltd.	17,605	42,842
*	Valor Estate Ltd.	24,477	28,324
	Vardhman Special Steels Ltd.	2,805	7,757
	Vardhman Textiles Ltd.	40,668	191,381
Ω	Varroc Engineering Ltd.	13,072	81,215
	Varun Beverages Ltd.	111,631	566,532
*	Vascon Engineers Ltd.	4,992	2,251
	Vedanta Ltd.	338,403	2,497,067
	Veedol Corp. Ltd.	1,030	16,083
	Venky's India Ltd.	1,715	28,688
	Vesuvius India Ltd.	31,880	173,220
	V-Guard Industries Ltd.	35,226	135,047
	Vinati Organics Ltd.	9,335	154,677
	Vindhya Telelinks Ltd.	2,575	34,053
	Vishnu Chemicals Ltd.	4,745	27,102

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	VL E-Governance & IT Solutions Ltd.	2,854	$448
*	Vodafone Idea Ltd.	1,722,808	209,050
	Voltamp Transformers Ltd.	1,363	108,900
	Voltas Ltd.	14,336	206,457
	VRL Logistics Ltd.	21,374	62,826
	VST Industries Ltd.	18,447	47,061
	VST Tillers Tractors Ltd.	975	58,601
	Welspun Corp. Ltd.	50,380	397,799
	Welspun Enterprises Ltd.	19,817	102,287
	Welspun Living Ltd.	110,117	148,882
	West Coast Paper Mills Ltd.	12,552	54,578
	Westlife Foodworld Ltd.	15,854	84,512
	Whirlpool of India Ltd.	4,402	37,229
	Wipro Ltd.	203,012	522,815
*	Wockhardt Ltd.	12,157	183,763
	Wonderla Holidays Ltd.	6,827	37,280
*	Yes Bank Ltd.	45,820	10,673
	Zee Entertainment Enterprises Ltd.	231,835	212,656
*	Zee Media Corp. Ltd.	107,388	9,291
	Zensar Technologies Ltd.	38,222	270,191
	Zydus Lifesciences Ltd.	35,739	343,787
	Zydus Wellness Ltd.	20,775	101,637
TOTAL INDIA			236,414,609
INDONESIA — (0.4%)
	ABM Investama Tbk. PT	144,100	24,708
	AKR Corporindo Tbk. PT	1,846,900	139,145
*	Alam Sutera Realty Tbk. PT	4,051,400	37,815
	Alamtri Minerals Indonesia Tbk. PT	873,000	103,832
	Alamtri Resources Indonesia Tbk. PT	4,042,400	531,254
*	Amman Mineral Internasional PT	37,000	16,636
	Aneka Tambang Tbk. PT	2,147,846	528,766
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	41,217
	Aspirasi Hidup Indonesia Tbk. PT	1,894,100	45,105
	Astra Agro Lestari Tbk. PT	162,100	71,380
		Shares	Value»
INDONESIA — (Continued)
	Astra International Tbk. PT	2,243,000	$850,481
	Astra Otoparts Tbk. PT	396,000	59,699
	Avia Avian Tbk. PT	2,167,100	55,911
*	Bank Aladin Syariah Tbk. PT	602,600	23,349
	Bank Amar Indonesia Tbk. PT	503,666	6,442
	Bank BTPN Syariah Tbk. PT	700,400	50,258
	Bank Central Asia Tbk. PT	2,994,300	1,323,030
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	12,544
*	Bank Jago Tbk. PT	185,400	18,805
*	Bank KB Indonesia Tbk. PT	7,881,856	35,290
	Bank Mandiri Persero Tbk. PT	4,366,600	1,256,472
*	Bank Mayapada International Tbk. PT	3,615,992	49,541
	Bank Maybank Indonesia Tbk. PT	1,445,900	18,467
	Bank Negara Indonesia Persero Tbk. PT	1,605,600	430,951
*	Bank Neo Commerce Tbk. PT	2,633,900	61,413
	Bank OCBC Nisp Tbk. PT	796,500	68,395
	Bank Pan Indonesia Tbk. PT	1,283,500	82,175
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	820,743	39,390
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,259,300	41,706
	Bank Rakyat Indonesia Persero Tbk. PT	3,159,234	717,158
	Bank Syariah Indonesia Tbk. PT	833,160	111,797
	Bank Tabungan Negara Persero Tbk. PT	1,737,592	127,640
*	Barito Pacific Tbk. PT	873,282	112,374
	Barito Renewables Energy Tbk. PT	44,000	22,261
	BFI Finance Indonesia Tbk. PT	2,437,900	102,550

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	BISI International Tbk. PT	199,000	$10,458
	Blue Bird Tbk. PT	168,500	16,810
*	Buana Lintas Lautan Tbk. PT	3,163,100	92,997
*	Bukalapak.com Tbk. PT	17,484,300	151,262
	Bukit Asam Tbk. PT	1,240,600	183,709
*	Buma Internasional Grup Tbk. PT	1,404,500	26,106
*	Bumi Resources Minerals Tbk. PT	5,308,700	336,844
*	Bumi Resources Tbk. PT	17,330,300	267,237
*	Bumi Serpong Damai Tbk. PT	1,288,000	69,008
*	Capital Financial Indonesia Tbk. PT	1,344,700	123,978
*	Cemindo Gemilang PT	689,100	33,435
	Charoen Pokphand Indonesia Tbk. PT	942,300	249,037
Ω	Cikarang Listrindo Tbk. PT	409,000	17,080
	Ciputra Development Tbk. PT	2,794,447	138,532
	Cisarua Mountain Dairy Tbk. PT	279,700	85,125
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	13,536
	Dayamitra Telekomunikasi PT	3,553,900	117,737
	Dharma Satya Nusantara Tbk. PT	1,298,400	106,592
*	Dian Swastatika Sentosa Tbk. PT	57,900	344,220
	Elang Mahkota Teknologi Tbk. PT	3,429,100	200,302
	Elnusa Tbk. PT	1,799,200	73,996
*	Energi Mega Persada Tbk. PT	3,527,000	275,401
	Erajaya Swasembada Tbk. PT	3,182,500	75,277
	ESSA Industries Indonesia Tbk. PT	2,376,500	92,902
	Gajah Tunggal Tbk. PT	649,500	41,637
	Garudafood Putra Putri Jaya Tbk. PT	2,647,400	55,848
	Golden Energy Mines Tbk. PT	50,500	23,798
	Gudang Garam Tbk. PT	171,300	159,788
*	Harum Energy Tbk. PT	505,500	31,754
		Shares	Value»
INDONESIA — (Continued)
*	Impack Pratama Industri Tbk. PT	1,776,300	$250,202
	Indah Kiat Pulp & Paper Tbk. PT	759,900	413,800
	Indika Energy Tbk. PT	446,900	85,347
	Indo Tambangraya Megah Tbk. PT	140,900	184,543
	Indocement Tunggal Prakarsa Tbk. PT	227,200	90,165
	Indofood CBP Sukses Makmur Tbk. PT	249,600	118,443
	Indofood Sukses Makmur Tbk. PT	1,133,000	460,101
	Indomobil Sukses Internasional Tbk. PT	398,300	24,964
	Indosat Tbk. PT	1,060,400	141,023
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,078,076	64,910
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	873,100	7,277
	Japfa Comfeed Indonesia Tbk. PT	1,792,100	296,119
	Jasa Marga Persero Tbk. PT	367,604	78,113
	Jaya Real Property Tbk. PT	957,600	61,145
	Kalbe Farma Tbk. PT	3,005,300	204,982
	Kawasan Industri Jababeka Tbk. PT	5,806,510	78,918
*	Lippo Karawaci Tbk. PT	10,772,700	62,303
	Map Aktif Adiperkasa PT	3,040,400	127,514
	Matahari Department Store Tbk. PT	289,600	32,312
	Mayora Indah Tbk. PT	633,400	87,064
	Medco Energi Internasional Tbk. PT	3,468,500	315,942
*	Media Nusantara Citra Tbk. PT	2,673,600	39,879
	Medikaloka Hermina Tbk. PT	2,104,600	166,198
*	Merdeka Battery Materials Tbk. PT	4,273,500	178,395
*	Merdeka Copper Gold Tbk. PT	1,354,142	255,554
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	57,324
	Metrodata Electronics Tbk. PT	1,934,000	65,604

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Midi Utama Indonesia Tbk. PT	405,000	$7,450
	Mitra Adiperkasa Tbk. PT	3,535,200	249,942
	Mitra Keluarga Karyasehat Tbk. PT	529,000	75,014
	Mitra Pinasthika Mustika Tbk. PT	655,500	39,044
*	MNC Digital Entertainment Tbk. PT	978,300	22,178
*	MNC Tourism Indonesia Tbk. PT	19,621,000	218,915
	Pabrik Kertas Tjiwi Kimia Tbk. PT	426,900	187,210
*	Pacific Strategic Financial Tbk. PT	719,300	65,339
	Pakuwon Jati Tbk. PT	4,627,000	99,252
*	Panin Financial Tbk. PT	3,727,900	59,202
	Pantai Indah Kapuk Dua Tbk. PT	75,556	41,809
	Perusahaan Gas Negara Tbk. PT	1,396,500	176,790
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	918,500	63,537
	Petrindo Jaya Kreasi Tbk. PT	2,642,000	285,684
	Petrosea Tbk. PT	659,800	279,400
*††	Pool Advista Indonesia Tbk. PT	107,000	60
*	PP Persero Tbk. PT	611,000	12,920
	Puradelta Lestari Tbk. PT	3,333,600	27,809
	Rukun Raharja Tbk. PT	207,100	53,186
	Samudera Indonesia Tbk. PT	2,565,000	57,957
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	20,008
	Sarana Menara Nusantara Tbk. PT	4,605,100	143,483
	Sariguna Primatirta Tbk. PT	1,578,200	37,363
	Sawit Sumbermas Sarana Tbk. PT	939,900	94,076
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	783,200	81,531
	Semen Indonesia Persero Tbk. PT	776,710	113,880
		Shares	Value»
INDONESIA — (Continued)
*	Siloam International Hospitals Tbk. PT	94,968	$15,632
	Sumber Alfaria Trijaya Tbk. PT	3,922,400	408,141
	Sumber Tani Agung Resources Tbk. PT	666,200	48,186
	Summarecon Agung Tbk. PT	2,680,323	63,273
	Surya Citra Media Tbk. PT	4,617,500	68,841
	Surya Semesta Internusa Tbk. PT	1,950,500	182,374
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	4,314	91,112
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,953,000	417,474
	Temas Tbk. PT	3,424,000	27,565
	Tempo Scan Pacific Tbk. PT	231,900	37,316
	Timah Tbk. PT	691,000	133,533
	Tower Bersama Infrastructure Tbk. PT	510,300	54,201
	Transcoal Pacific Tbk. PT	162,000	99,377
	Trimegah Bangun Persada Tbk. PT	180,100	14,671
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	18,256
	Triputra Agro Persada PT	1,565,000	139,625
	Tunas Baru Lampung Tbk. PT	935,614	36,544
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	494,600	44,383
	Unilever Indonesia Tbk. PT	549,800	63,130
	United Tractors Tbk. PT	472,500	736,087
	Vale Indonesia Tbk. PT	477,245	184,002
*††	Waskita Karya Persero Tbk. PT	3,327,686	7,510
*††	Wijaya Karya Persero Tbk. PT	2,883,734	13,143
	XLSMART Telecom Sejahtera Tbk. PT	1,519,729	299,394
TOTAL INDONESIA			20,297,313
IRELAND — (0.4%)
	AIB Group PLC	659,400	7,370,859
	Bank of Ireland Group PLC	321,482	6,531,703

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Cairn Homes PLC	192,959	$476,831
	FBD Holdings PLC (FBD ID)	12,798	244,799
	Glanbia PLC (GLB ID)	47,217	909,915
*Ω	Glenveagh Properties PLC	186,836	433,199
	Irish Continental Group PLC (IR5B ID)	43,924	332,377
	Kerry Group PLC (KYGA ID), Class A	9,053	804,739
	Kingspan Group PLC (KSP ID)	33,331	2,902,283
*	Permanent TSB Group Holdings PLC	27,099	100,229
TOTAL IRELAND			20,106,934
ISRAEL — (0.9%)
*	Adgar Investment & Development Ltd.	20,210	30,799
*	AFI Properties Ltd.	3,808	292,305
	Africa Israel Residences Ltd.	1,024	95,917
*	Airport City Ltd.	12,331	229,395
*	Allot Ltd.	4,114	42,239
	Alony Hetz Properties & Investments Ltd.	23,769	313,637
	Alrov Properties & Lodgings Ltd.	2,536	210,734
#	Amos Luzon Development & Energy Group Ltd.	42,724	66,236
	Amot Investments Ltd.	14,608	113,121
	Analyst IMS Investment Management Services Ltd.	1,267	63,917
	Arad Ltd.	4,947	83,109
*	Argo Properties NV	2,506	101,377
*	Ashdod Refinery Ltd.	2,316	47,861
	Ashtrom Group Ltd.	8,814	194,864
	AudioCodes Ltd. (AUDC US)	7,330	61,206
#	Aura Investments Ltd.	12,697	89,533
	Automatic Bank Services Ltd.	5,810	43,474
	Azorim-Investment Development & Construction Co. Ltd.	9,305	59,555
	Azrieli Group Ltd.	1,691	226,772
	Bank Hapoalim BM	144,881	3,581,666
		Shares	Value»
ISRAEL — (Continued)
	Bank Leumi Le-Israel BM	212,296	$5,103,453
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,819	459,413
	Bezeq The Israeli Telecommunication Corp. Ltd.	239,336	614,659
	Big Shopping Centers Ltd.	1,233	296,579
	Blue Square Real Estate Ltd.	1,552	226,473
*	Camtek Ltd.	1,451	216,869
	Carasso Motors Ltd.	9,772	117,172
	Cellcom Israel Ltd. (CEL IT)	48,962	581,391
	Clal Insurance Enterprises Holdings Ltd.	23,464	1,706,468
	Cohen Development Gas & Oil Ltd.	260	16,405
*	Compugen Ltd.	10,412	19,930
	Danel Adir Yeoshua Ltd.	2,031	309,457
	Danya Cebus Ltd.	1,918	89,665
	Delek Automotive Systems Ltd.	6,426	47,988
	Delek Group Ltd.	2,779	782,115
	Delta Galil Ltd.	5,326	289,644
	Delta Israel Brands Ltd.	1,199	56,983
	Diplomat Holdings Ltd.	1,100	18,497
#	Direct Finance of Direct Group 2006 Ltd.	165	28,984
	Dor Alon Energy in Israel 1988 Ltd.	1,403	74,835
*	Doral Group Renewable Energy Resources Ltd.	19,405	271,459
#	Duniec Brothers Ltd.	917	80,131
#	El Al Israel Airlines	55,931	316,301
	Elbit Systems Ltd. (ESLT US)	311	218,499
	Electra Consumer Products 1970 Ltd.	1,849	59,189
	Electra Ltd.	11,100	384,985
	Energix-Renewable Energies Ltd.	19,149	121,713
*	Enlight Renewable Energy Ltd. (ENLT IT)	3,423	193,170
*	Enlight Renewable Energy Ltd. (ENLT US)	3,135	174,212
*	Equital Ltd.	7,659	358,446

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Fattal Holdings 1998 Ltd.	1,780	$366,176
	First International Bank of Israel Ltd.	14,348	1,218,171
	FMS Enterprises Migun Ltd.	1,064	91,854
	Formula Systems 1985 Ltd. (FORTY IT)	2,636	420,691
	Fox Wizel Ltd.	3,553	358,707
*	Gilat Satellite Networks Ltd.	8,621	167,094
#*	Hagag Group Real Estate Development	11,912	95,912
	Hamat Group Ltd.	5,314	29,231
	Harel Insurance Investments & Financial Services Ltd.	26,685	1,223,998
	Hilan Ltd.	4,993	398,381
#	Hiper Global Ltd.	1,464	11,900
	ICL Group Ltd.	43,607	236,779
	IDI Insurance Co. Ltd.	3,452	271,129
*	IES Holdings Ltd.	852	119,683
	Ilex Medical Ltd.	1,583	32,299
	Inrom Construction Industries Ltd.	14,455	94,107
	Isracard Ltd.	61,649	292,422
	Israel Canada TR Ltd.	15,422	87,022
	Israel Discount Bank Ltd., Class A	168,812	1,988,835
#	Israel Shipyards Industries Ltd.	1,705	97,488
	Isras Investment Co. Ltd.	575	181,899
	Issta Ltd.	4,150	148,215
	Kamada Ltd. (KMDA IT)	2,220	18,660
*	Kamada Ltd. (KMDA US)	6,695	55,702
	Kardan Real Estate Enterprise & Development Ltd.	30,989	60,716
	Kenon Holdings Ltd.	5,202	370,975
	Kerur Holdings Ltd.	1,856	55,629
	Kvutzat Acro Ltd.	4,883	68,158
	Lahav L.R. Real Estate Ltd.	7,178	22,092
	Land Development Nimrodi Group Ltd.	8,235	98,671
	Lapidoth Capital Ltd.	1,405	44,188
	M Yochananof & Sons Ltd.	1,596	190,136
		Shares	Value»
ISRAEL — (Continued)
	Magic Software Enterprises Ltd. (MGIC IT)	1,425	$37,131
	Magic Software Enterprises Ltd. (MGIC US)	11,223	288,319
*	Malam - Team Ltd.	2,662	112,835
	Matrix IT Ltd.	9,410	422,364
	Max Stock Ltd.	23,380	211,022
#*	Maytronics Ltd.	16,664	19,523
	Mediterranean Towers Ltd.	32,870	163,363
	Mega Or Holdings Ltd.	4,762	518,179
	Meitav Investment House Ltd.	16,138	628,446
	Melisron Ltd.	1,840	241,073
	MENIF - Financial Services Ltd.	3,440	27,717
	Menora Mivtachim Holdings Ltd.	5,554	713,662
*	Meshek Energy Renewable Energies Ltd.	44,062	152,522
	Meshulam Levinstein Contracting & Engineering Ltd.	646	130,367
	Migdal Insurance & Financial Holdings Ltd.	103,517	555,433
	Mivne Real Estate KD Ltd.	70,674	329,350
	Mivtach Shamir Holdings Ltd.	2,074	274,365
	Mizrahi Tefahot Bank Ltd.	21,980	1,719,441
	Naphtha Israel Petroleum Corp. Ltd.	6,012	52,124
	Nawi Group Ltd.	5,014	88,814
*	Nayax Ltd.	521	29,249
	Neto Malinda Trading Ltd.	2,327	134,049
*	Neto ME Holdings Ltd.	161	13,859
	Next Vision Stabilized Systems Ltd.	13,571	1,224,120
*	Nice Ltd. (NICE IT)	193	20,414
#*	Nice Ltd. (NICE US), Sponsored ADR	702	74,700
*	Nova Ltd. (NVMI IT)	586	286,053
	Novolog Ltd.	74,680	29,608
	Oil Refineries Ltd.	638,286	209,893
	One Software Technologies Ltd.	15,054	432,753
*	OPC Energy Ltd.	6,083	165,490
*	OY Nofar Energy Ltd.	2,215	110,634

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Palram Industries 1990 Ltd.	5,010	$91,464
	Partner Communications Co. Ltd.	51,349	623,952
	Paz Retail & Energy Ltd.	3,262	798,273
*	Perion Network Ltd.	10,726	92,930
	Phoenix Financial Ltd.	43,541	2,113,378
	Plasson Industries Ltd.	1,203	66,647
	Polyram Plastic Industries Ltd.	4,798	16,022
	Prashkovsky Investments & Construction Ltd.	2,012	101,579
#*	Priortech Ltd.	1,631	136,244
	Qualitau Ltd.	2,085	450,874
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,487	397,380
*	Rani Zim Shopping Centers Ltd.	14,142	22,221
	Retailors Ltd.	5,865	83,703
	Sano-Brunos Enterprises Ltd.	288	38,783
	Scope Metals Group Ltd.	2,905	171,679
	Shapir Engineering & Industry Ltd.	5,788	55,618
*	Shikun & Binui Ltd.	48,163	280,799
*	Shikun & Binui Soltec Renewable Energy	50,044	54,983
	Shufersal Ltd.	26,366	340,518
	Strauss Group Ltd.	2,516	94,960
	Summit Real Estate Holdings Ltd.	15,262	310,544
#	Tadiran Group Ltd.	843	41,788
Ω	Tamar Petroleum Ltd.	20,723	227,974
*	TAT Technologies Ltd.	930	45,723
	Tel Aviv Stock Exchange Ltd.	20,243	777,743
	Telsys Ltd.	786	57,962
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	30,689	1,041,228
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	66,494	2,266,116
	Tiv Taam Holdings 1 Ltd.	17,262	62,092
*	Tower Semiconductor Ltd. (TSEM US)	3,902	525,716
	Turpaz Industries Ltd.	5,660	142,699
		Shares	Value»
ISRAEL — (Continued)
*	Veridis Environment Ltd.	2,880	$33,257
	Victory Supermarket Chain Ltd.	1,508	26,859
	YD More Investments Ltd.	9,388	145,370
	YH Dimri Construction & Development Ltd.	879	111,601
TOTAL ISRAEL			49,365,273
ITALY — (2.3%)
	A2A SpA	574,705	1,733,769
	ACEA SpA	17,230	480,239
#	Amplifon SpA	24,895	401,374
#*	Aquafil SpA	10,154	17,267
	Ariston Holding NV	13,708	77,309
	Arnoldo Mondadori Editore SpA	66,336	167,690
	Ascopiave SpA	20,805	82,987
	Avio SpA	619	25,476
	Azimut Holding SpA	45,890	1,938,573
	Banca Generali SpA	21,043	1,417,878
	Banca IFIS SpA	8,519	277,415
	Banca Mediolanum SpA	80,142	1,879,987
	Banca Monte dei Paschi di Siena SpA	689,456	7,152,274
	Banca Profilo SpA	46,925	9,953
*Ω	Banca Sistema SpA	18,647	35,260
	Banco BPM SpA	403,551	6,048,952
	Banco di Desio e della Brianza SpA	18,839	208,333
#	BasicNet SpA	5,690	48,168
*Ω	BFF Bank SpA	59,627	571,774
#	Biesse SpA	2,426	17,928
	BPER Banca SpA	739,498	10,414,672
	Brembo NV	16,904	203,344
#	Brunello Cucinelli SpA	12,044	1,154,348
	Buzzi SpA	30,301	1,724,794
*	Cairo Communication SpA	20,451	68,024
	Cembre SpA	1,546	127,651
	Cementir Holding NV	16,157	363,289
*	CIR SpA-Compagnie Industriali	281,282	233,144
#	Comer Industries SpA	343	20,974
	Credito Emiliano SpA	37,931	697,668
#*	Cy4gate SpA	3,411	30,863
	d'Amico International Shipping SA	18,806	132,832
	Danieli & C Officine Meccaniche SpA (DAN IM)	4,771	352,234

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA (DANR IM)	14,987	$773,200
	Datalogic SpA	7,679	37,835
	Davide Campari-Milano NV	39,086	278,574
	De' Longhi SpA	5,829	257,684
*Ω	doValue SpA	14,473	44,979
	Emak SpA	23,116	25,842
Ω	Enav SpA	24,621	142,101
	Enel SpA	756,545	8,358,725
	Eni SpA (ENI IM)	413,747	8,456,619
	ERG SpA	13,003	346,061
	Esprinet SpA	13,585	99,979
	Euronext NV	393	54,884
	Ferrari NV (RACE IM)	9,037	3,014,320
#	Ferretti SpA	32,804	139,895
	Fiera Milano SpA	6,134	50,614
	Fila SpA	13,113	142,420
	FinecoBank Banca Fineco SpA	142,072	3,766,362
	FNM SpA	63,935	37,591
	Garofalo Health Care SpA	7,304	48,381
	Gefran SpA	1,857	23,928
	Generali	14,547	593,378
#	GPI SpA	1,522	32,522
	Hera SpA	276,415	1,367,896
	IMMSI SpA	88,096	55,680
#Ω	Infrastrutture Wireless Italiane SpA	20,900	184,770
#	Intercos SpA	2,611	39,512
	Intesa Sanpaolo SpA	769,891	5,450,355
	Iren SpA	145,146	464,589
	Italgas SpA	167,444	2,011,702
#	Italian Sea Group SpA	4,884	24,608
	Italmobiliare SpA	5,539	182,899
	Iveco Group NV	63,417	1,418,542
	Leonardo SpA	23,513	1,571,294
	Lottomatica Group SpA	23,055	567,110
	Maire SpA	50,309	879,016
#	MARR SpA	3,876	41,172
	MFE-MediaForEurope NV, Class A	62,780	230,689
	MFE-MediaForEurope NV (MFEA IM), Class A	44,852	167,312
#	MFE-MediaForEurope NV (MFEB IM), Class B	12,611	60,623
	Moltiply Group SpA	6,507	268,823
	Moncler SpA	34,925	2,034,859
*	NewPrinces SpA	6,439	149,890
#Ω	Nexi SpA	134,584	574,601
	Orsero SpA	2,438	56,394
Ω	OVS SpA	86,178	487,107
		Shares	Value»
ITALY — (Continued)
	Pharmanutra SpA	668	$50,015
#	Piaggio & C SpA	32,470	67,150
Ω	Pirelli & C SpA	123,131	927,202
Ω	Poste Italiane SpA	34,795	916,436
	Prysmian SpA	43,242	5,121,723
Ω	RAI Way SpA	45,846	310,868
	Recordati Industria Chimica e Farmaceutica SpA	21,981	1,211,138
	Reply SpA	6,245	818,738
*	Revo SpA	1,993	52,848
	Rizzoli Corriere Della Sera Mediagroup SpA	38,378	44,352
	Sabaf SpA	1,655	27,097
*	Safilo Group SpA	47,686	120,871
#	Saipem SpA	537,870	1,986,491
#*	Salvatore Ferragamo SpA	3,459	27,249
#	Sanlorenzo SpA	3,355	128,550
	Sesa SpA	2,358	250,132
	Snam SpA	144,354	992,099
	Sogefi SpA	26,838	102,227
	SOL SpA	12,728	685,258
	Stellantis NV (STLAM IM)	245,379	2,407,768
	Tamburi Investment Partners SpA	29,041	328,769
Ω	Technogym SpA	36,534	762,936
*	Telecom Italia SpA (TIT IM)	4,402,566	2,986,405
*	Telecom Italia SpA (TITR IM)	2,030,282	1,612,095
	Tenaris SA (TEN IM)	46,810	1,039,788
#	Tenaris SA (TS US), ADR	10,020	443,886
	Terna - Rete Elettrica Nazionale	161,736	1,752,622
*	TREVI - Finanziaria Industriale SpA	52,648	43,694
#	TXT e-solutions SpA	1,579	53,361
	UniCredit SpA	126,879	11,057,001
	Unipol Assicurazioni SpA	170,742	3,802,725
	Webuild SpA	170,551	706,406
#	Wiit SpA	2,903	89,913
#	Zignago Vetro SpA	1,915	17,201
TOTAL ITALY			124,076,794
JAPAN — (14.3%)
#	&Do Holdings Co. Ltd.	2,900	20,468
	77 Bank Ltd.	20,800	1,142,326
	A&D HOLON Holdings Co. Ltd.	11,800	174,305
	AB & Company Co. Ltd.	5,100	39,801

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	ABC-Mart, Inc.	21,400	$342,828
#	Achilles Corp.	4,500	42,404
	Acom Co. Ltd.	95,300	315,255
#	AD Works Group Co. Ltd.	22,810	65,377
	ADEKA Corp.	28,200	838,226
#	Ad-sol Nissin Corp.	3,200	36,540
	Adtec Plasma Technology Co. Ltd.	1,000	10,412
	Advan Group Co. Ltd.	6,600	40,553
	Advantest Corp.	59,900	9,906,650
	Aeon Co. Ltd.	201,672	2,758,388
#*	Aeon Fantasy Co. Ltd.	3,100	57,085
#	AEON Financial Service Co. Ltd.	33,900	370,042
#	Aeon Hokkaido Corp.	15,900	96,330
	Aeon Kyushu Co. Ltd.	1,500	28,232
#	AFC-HD AMS Life Science Co. Ltd.	4,100	23,433
	AGC, Inc.	24,900	918,797
#	Ahresty Corp.	9,600	51,394
	Ai Holdings Corp.	3,700	63,786
	Aica Kogyo Co. Ltd.	14,800	335,939
	Aichi Corp.	11,200	98,745
#	Aichi Financial Group, Inc.	10,889	386,349
	Aichi Steel Corp.	16,800	334,534
	Aichi Tokei Denki Co. Ltd.	3,600	64,915
	Aida Engineering Ltd.	14,200	109,998
	Aiful Corp.	112,400	399,662
*	Aiming, Inc.	11,900	17,635
	Ain Holdings, Inc.	7,800	325,726
	Ainavo Holdings Co. Ltd.	1,600	7,870
	Aiphone Co. Ltd.	4,500	86,469
	Air Water, Inc.	54,400	825,749
#	Airman Corp.	8,800	109,859
	Airport Facilities Co. Ltd.	10,500	66,681
#	Airtech Japan Ltd.	1,600	12,753
	Aisan Industry Co. Ltd.	16,500	234,855
	Aisin Corp.	103,000	1,845,245
	AIT Corp.	3,900	56,573
	Aizawa Securities Group Co. Ltd.	5,300	48,666
	Ajinomoto Co., Inc.	50,300	1,150,705
	Akatsuki Corp.	8,500	34,204
	Akatsuki, Inc.	3,200	52,685
#*	Akebono Brake Industry Co. Ltd.	56,400	41,283
	Akita Bank Ltd.	5,900	193,883
	Albis Co. Ltd.	2,300	38,957
	Alconix Corp.	11,500	201,797
		Shares	Value»
JAPAN — (Continued)
	Alfresa Holdings Corp.	46,200	$744,045
	Alinco, Inc.	7,300	52,902
#	Alleanza Holdings Co. Ltd.	4,100	28,624
#	Allied Telesis Holdings KK	17,200	35,361
#	Alpen Co. Ltd.	5,600	78,588
#	Alpha Systems, Inc.	1,900	46,544
	Alps Alpine Co. Ltd.	53,344	698,694
	ALSOK Co. Ltd.	69,100	535,312
#	Altech Corp.	6,710	114,094
	Amada Co. Ltd.	80,000	1,024,852
	Amano Corp.	21,400	543,123
	Amiyaki Tei Co. Ltd.	3,300	29,627
	Amuse, Inc.	4,500	58,663
#	Amvis Holdings, Inc.	17,700	54,625
	ANA Holdings, Inc.	11,800	229,096
	Anabuki Kosan, Inc.	1,900	28,612
	Anest Iwata Corp.	8,600	91,955
	Anicom Holdings, Inc.	18,800	127,917
	Anrakutei Co. Ltd.	600	14,427
	Anycolor, Inc.	5,700	162,716
#	AnyMind Group, Inc.	6,000	26,010
	AOI Electronics Co. Ltd.	1,100	18,669
	AOKI Holdings, Inc.	13,600	162,407
	Aoyama Trading Co. Ltd.	10,200	173,130
	Aoyama Zaisan Networks Co. Ltd.	7,300	71,417
	Aozora Bank Ltd.	31,300	507,094
	Appier Group, Inc.	6,200	41,643
	Arakawa Chemical Industries Ltd.	6,700	56,994
	Arata Corp.	9,400	187,537
	Araya Industrial Co. Ltd.	900	30,634
	ARCLANDS Corp.	9,179	113,657
#	Arcs Co. Ltd.	12,280	275,886
	ARE Holdings, Inc.	23,300	546,225
	Arealink Co. Ltd.	18,400	132,223
	Argo Graphics, Inc.	16,800	156,466
	Arisawa Manufacturing Co. Ltd.	10,600	122,497
	Artience Co. Ltd.	14,300	342,833
#	Artnature, Inc.	5,822	31,079
#	Artner Co. Ltd.	2,000	26,817
	As One Corp.	14,300	214,800
	Asahi Co. Ltd.	6,500	54,202
	Asahi Diamond Industrial Co. Ltd.	16,600	97,150
	Asahi Group Holdings Ltd.	176,600	1,848,799
	Asahi Intecc Co. Ltd.	32,200	536,779
	Asahi Kasei Corp.	226,718	2,199,393

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Kogyosha Co. Ltd.	4,400	$102,567
#	Asahi Net, Inc.	6,400	29,389
	Asahi Printing Co. Ltd.	1,800	10,404
	Asahi Yukizai Corp.	6,800	237,590
	Asanuma Corp.	30,000	205,048
	Asia Pile Holdings Corp.	14,000	127,445
	Asics Corp.	85,600	2,060,621
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	134,220
	ASKUL Corp.	13,300	117,473
	Astellas Pharma, Inc.	220,800	3,071,303
	Astena Holdings Co. Ltd.	13,800	42,703
	Atrae, Inc.	4,600	20,639
	Aucnet, Inc.	8,000	106,388
	Autobacs Seven Co. Ltd.	18,600	198,138
	Aval Data Corp.	2,100	40,156
	Avant Group Corp.	7,100	75,428
	Avex, Inc.	8,500	65,785
	Awa Bank Ltd.	17,600	591,837
#	Axell Corp.	1,500	11,912
	Axial Retailing, Inc.	20,900	156,945
	Azbil Corp.	89,600	784,153
	AZ-COM MARUWA Holdings, Inc.	22,900	146,985
	AZOOM Co. Ltd.	1,800	52,733
	Bandai Namco Holdings, Inc.	48,900	1,268,892
	Bando Chemical Industries Ltd.	14,200	186,023
*	Bank of Innovation, Inc.	600	24,372
	Bank of Iwate Ltd.	4,400	174,020
	Bank of Nagoya Ltd.	12,495	395,922
	Bank of Saga Ltd.	4,794	142,697
	Bank of the Ryukyus Ltd.	13,100	186,913
	Base Co. Ltd.	2,400	47,298
*	baudroie, Inc.	2,800	37,042
	BayCurrent, Inc.	22,800	803,365
	Beauty Garage, Inc.	3,100	29,349
	Belc Co. Ltd.	3,900	193,207
	Bell System24 Holdings, Inc.	14,900	138,165
	Belluna Co. Ltd.	16,900	106,430
#	Bewith, Inc.	3,400	36,520
	Bic Camera, Inc.	32,300	358,919
	BIPROGY, Inc.	17,300	574,522
	B-Lot Co. Ltd.	4,000	38,922
	Blue Zones Holdings Co. Ltd.	6,800	390,196
	BML, Inc.	8,000	202,455
#	Bookoff Group Holdings Ltd.	5,300	54,351
		Shares	Value»
JAPAN — (Continued)
	Bourbon Corp.	700	$12,312
*††	Bourbon Corp. SA	4,401	0
#	Br Holdings Corp.	10,200	23,284
	B-R31 Ice Cream Co. Ltd.	500	12,896
	Bridgestone Corp.	160,200	3,606,784
#	Broadmedia Corp.	1,000	12,526
	Brother Industries Ltd.	55,700	1,135,589
#	Buffalo, Inc.	1,800	52,419
#	Bull-Dog Sauce Co. Ltd.	3,500	42,454
	Bunka Shutter Co. Ltd.	16,400	214,433
	Business Brain Showa-Ota, Inc.	4,000	86,951
	Business Engineering Corp.	8,500	78,805
	C Uyemura & Co. Ltd.	2,000	231,293
	CAC Holdings Corp.	3,100	40,212
	Calbee, Inc.	20,600	403,060
	Canon Marketing Japan, Inc.	13,400	584,623
	Canon, Inc. (7751 JP)	32,000	974,044
	Capcom Co. Ltd.	48,200	1,228,565
	Career Design Center Co. Ltd.	2,000	31,647
#	Careerlink Co. Ltd.	2,500	42,699
#	Carlit Co. Ltd.	6,600	96,882
	Casio Computer Co. Ltd.	44,300	433,121
	Cawachi Ltd.	6,000	120,255
	CCI Group, Inc.	74,000	443,854
#	CDS Co. Ltd.	1,800	21,151
	Celsys, Inc.	10,800	101,039
	Central Automotive Products Ltd.	12,300	166,311
	Central Glass Co. Ltd.	9,600	226,308
	Central Japan Railway Co.	26,000	725,350
	Central Security Patrols Co. Ltd.	2,100	39,605
#	Central Sports Co. Ltd.	1,900	29,922
#	Ceres, Inc.	2,400	28,473
#	Change Holdings, Inc.	9,600	65,301
#	Charm Care Corp. KK	7,200	60,712
	Chiba Bank Ltd.	66,700	903,032
	Chiba Kogyo Bank Ltd.	17,300	222,553
#	Chikaranomoto Holdings Co. Ltd.	3,600	33,432
	Chino Corp.	6,200	56,398
	Chiyoda Co. Ltd.	4,900	34,822

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Chiyoda Corp.	7,800	$64,835
	Chiyoda Integre Co. Ltd.	5,000	106,965
	Chofu Seisakusho Co. Ltd.	6,100	78,951
	Chori Co. Ltd.	5,000	127,697
#	Choushimaru Co. Ltd.	1,900	19,961
	Chubu Electric Power Co., Inc.	54,600	793,262
	Chubu Shiryo Co. Ltd.	8,400	98,265
#	Chubu Steel Plate Co. Ltd.	4,100	58,494
	Chudenko Corp.	9,800	279,527
	Chuetsu Pulp & Paper Co. Ltd.	3,200	41,733
	Chugai Pharmaceutical Co. Ltd.	40,200	2,296,252
	Chugai Ro Co. Ltd.	2,300	69,750
	Chugin Financial Group, Inc.	50,900	921,303
	Chugoku Electric Power Co., Inc.	53,900	344,048
	Chugoku Marine Paints Ltd.	12,500	352,549
#	Chuo Spring Co. Ltd.	8,000	176,749
#	Chuo Warehouse Co. Ltd.	1,600	17,698
	Citizen Watch Co. Ltd.	72,700	642,537
	CKD Corp.	14,800	394,778
#	CK-San-Etsu Co. Ltd.	1,500	41,489
	Cleanup Corp.	8,300	46,901
	CMK Corp.	19,100	67,646
	Coca-Cola Bottlers Japan Holdings, Inc.	32,456	723,986
	COLOPL, Inc.	22,700	65,542
#	Colowide Co. Ltd.	21,900	249,828
	Computer Engineering & Consulting Ltd.	6,300	89,822
	COMSYS Holdings Corp.	26,405	824,996
	Comture Corp.	10,100	106,059
*	COOKPAD, Inc.	11,100	10,547
	Copro-Holdings Co. Ltd.	6,800	47,292
	Core Concept Technologies, Inc.	4,000	32,931
#	Core Corp.	1,800	26,746
#	Corona Corp.	5,700	35,041
#	Cosel Co. Ltd.	8,100	61,087
	Cosmo Energy Holdings Co. Ltd.	47,200	1,415,392
	Cosmos Initia Co. Ltd.	5,600	42,526
		Shares	Value»
JAPAN — (Continued)
	Cosmos Pharmaceutical Corp.	8,000	$358,370
#	Cota Co. Ltd.	5,291	40,188
#*	Cover Corp.	11,700	123,109
#	Create Restaurants Holdings, Inc.	72,200	345,541
	Create SD Holdings Co. Ltd.	10,600	222,654
	Credit Saison Co. Ltd.	55,608	1,501,309
	Creek & River Co. Ltd.	4,300	42,317
	Cresco Ltd.	9,200	99,888
#	Cross Cat Co. Ltd.	3,100	20,793
*	CrowdWorks, Inc.	3,500	17,596
	CTI Engineering Co. Ltd.	9,800	187,331
	CTS Co. Ltd.	8,900	58,696
#*	CUC, Inc.	2,000	10,953
	Curves Holdings Co. Ltd.	19,500	94,047
	CyberAgent, Inc.	63,900	579,706
#*	CYBERDYNE, Inc.	45,600	80,892
	Cybozu, Inc.	10,200	157,310
	Dai Nippon Printing Co. Ltd.	48,400	868,403
	Dai Nippon Toryo Co. Ltd.	7,000	62,397
	Daicel Corp.	78,900	744,831
	Dai-Dan Co. Ltd.	34,800	603,628
#	Daido Metal Co. Ltd.	12,900	85,820
	Daido Steel Co. Ltd.	41,500	533,102
	Daiei Kankyo Co. Ltd.	1,500	39,563
	Daifuku Co. Ltd.	29,700	1,065,434
	Daihatsu Infinearth Mfg Co. Ltd.	7,700	122,438
	Daiho Corp.	12,500	63,522
	Dai-Ichi Cutter Kogyo KK	5,000	44,528
	Daiichi Jitsugyo Co. Ltd.	8,100	166,723
	Daiichi Kensetsu Corp.	1,800	43,927
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	80,032
	Dai-ichi Life Holdings, Inc.	268,800	2,363,866
	Daiichi Sankyo Co. Ltd.	27,500	503,789
	Daiichikosho Co. Ltd.	23,382	252,821
#	Daiki Aluminium Industry Co. Ltd.	16,500	140,005
	Daikin Industries Ltd.	18,600	2,228,845
	Daikoku Denki Co. Ltd.	4,300	79,078

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daikokutenbussan Co. Ltd.	2,000	$65,667
	Daikyonishikawa Corp.	15,400	81,642
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,400	123,940
	Daio Paper Corp.	28,900	181,359
	Daiseki Co. Ltd.	10,520	236,443
	Daishi Hokuetsu Financial Group, Inc.	91,500	1,090,871
#	Daishinku Corp.	10,400	39,619
	Daisue Construction Co. Ltd.	3,800	94,158
#	Daisyo Corp.	1,700	12,558
	Daito Pharmaceutical Co. Ltd.	7,670	66,213
	Daito Trust Construction Co. Ltd.	38,000	771,302
	Daitron Co. Ltd.	6,600	108,198
	Daiwa House Industry Co. Ltd.	81,600	2,780,444
	Daiwa Industries Ltd.	11,800	118,666
	Daiwa Securities Group, Inc.	165,800	1,615,619
	Daiwabo Holdings Co. Ltd.	39,700	780,733
	DCM Holdings Co. Ltd.	44,100	464,979
	Dear Life Co. Ltd.	11,300	83,826
#	DeNA Co. Ltd.	19,200	314,859
#	Denka Co. Ltd.	24,550	472,534
	Denso Corp.	76,300	1,058,644
	Dentsu Group, Inc.	28,200	547,405
	Dentsu Soken, Inc.	22,800	359,398
	Denyo Co. Ltd.	6,100	144,659
	Dexerials Corp.	57,900	1,015,811
	DIC Corp.	24,000	587,397
	Digital Arts, Inc.	3,400	123,487
	Digital Hearts Holdings Co. Ltd.	4,100	24,401
*	Digital Holdings, Inc.	5,700	74,397
	Digital Information Technologies Corp.	6,200	51,032
#	Dip Corp.	9,800	130,070
	Disco Corp.	7,400	3,154,254
	DKK Co. Ltd.	3,400	58,932
#	DKS Co. Ltd.	2,800	185,882
	DMG Mori Co. Ltd.	46,000	811,819
	Doshisha Co. Ltd.	6,800	142,155
	Double Standard, Inc.	2,600	28,300
	Doutor Nichires Holdings Co. Ltd.	8,700	158,631
	Dowa Holdings Co. Ltd.	16,195	959,197
		Shares	Value»
JAPAN — (Continued)
	DTS Corp.	48,800	$397,549
	Duskin Co. Ltd.	8,400	230,718
#	DyDo Group Holdings, Inc.	5,600	89,372
#	Eagle Industry Co. Ltd.	6,400	128,189
	East Japan Railway Co.	31,700	795,804
#	EAT&HOLDINGS Co. Ltd.	2,900	38,712
#	Ebara Corp.	83,700	2,534,003
#	Ebara Foods Industry, Inc.	2,300	38,815
	Ebara Jitsugyo Co. Ltd.	5,600	77,589
	Ebase Co. Ltd.	6,400	18,073
#	Eco's Co. Ltd.	4,000	78,854
	EDION Corp.	17,900	245,023
	eGuarantee, Inc.	11,100	125,814
#	Ehime Bank Ltd.	12,500	137,498
	Eisai Co. Ltd.	20,109	560,628
	Eizo Corp.	9,500	133,020
	EJ Holdings, Inc.	2,600	30,261
	Elan Corp.	6,701	29,056
	Elecom Co. Ltd.	10,300	110,077
	Electric Power Development Co. Ltd.	19,000	403,526
	EM Systems Co. Ltd.	11,200	52,724
	en, Inc.	10,100	93,859
	Endo Lighting Corp.	5,800	89,261
	ENEOS Holdings, Inc.	493,700	4,172,709
#	Enplas Corp.	2,000	117,562
	Entrust, Inc.	1,600	11,660
	ERI Holdings Co. Ltd.	1,700	47,415
	ES-Con Japan Ltd.	10,700	82,617
	Eslead Corp.	3,700	161,880
	ESPEC Corp.	4,400	97,856
#	Eternal Hospitality Group Co. Ltd.	2,900	66,170
	eWeLL Co. Ltd.	1,200	19,431
	Exedy Corp.	12,100	445,891
	EXEO Group, Inc.	44,290	738,944
	Ezaki Glico Co. Ltd.	8,700	312,512
	F&M Co. Ltd.	3,200	50,416
	FALCO HOLDINGS Co. Ltd.	2,100	36,341
	FANUC Corp.	10,100	405,561
	Fast Retailing Co. Ltd.	11,600	4,425,781
	FCC Co. Ltd.	12,300	299,451
	Feed One Co. Ltd.	8,680	62,592
#	Ferrotec Corp.	17,100	653,793
#	FFRI Security, Inc.	1,400	84,100
	FIDEA Holdings Co. Ltd.	7,220	93,681

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Financial Partners Group Co. Ltd.	21,500	$282,455
#	FINDEX, Inc.	5,100	28,357
	Fintech Global, Inc.	24,800	23,476
	First Bank of Toyama Ltd.	19,500	280,880
#	Fixstars Corp.	10,200	100,220
	FJ Next Holdings Co. Ltd.	7,900	74,943
#	Focus Systems Corp.	3,400	40,381
	Food & Life Cos. Ltd.	33,500	1,830,104
	Forval Corp.	1,400	10,347
	Foster Electric Co. Ltd.	6,100	109,512
	FP Corp.	14,000	238,321
#	France Bed Holdings Co. Ltd.	9,800	84,368
#	Freebit Co. Ltd.	6,000	63,969
#*	Fronteo, Inc.	8,600	46,537
	FTGroup Co. Ltd.	6,700	55,546
	Fudo Tetra Corp.	4,750	92,266
	Fuji Corp. (6134 JP)	26,400	650,413
	Fuji Corp. Ltd.	9,500	50,722
	Fuji Die Co. Ltd.	2,300	16,543
	Fuji Electric Co. Ltd.	27,200	1,937,527
	Fuji Kyuko Co. Ltd.	6,700	88,758
	Fuji Media Holdings, Inc.	12,900	324,838
	Fuji Oil Co. Ltd.	10,200	267,011
	Fuji Pharma Co. Ltd.	5,100	63,027
	Fuji Seal International, Inc.	11,986	247,878
#	Fujibo Holdings, Inc.	3,100	172,674
#	Fujicco Co. Ltd.	6,000	62,719
	FUJIFILM Holdings Corp.	48,200	962,808
	Fujikura Composites, Inc.	8,600	126,282
	Fujikura Kasei Co. Ltd.	10,400	50,090
	Fujikura Ltd.	35,400	4,449,317
	Fujimi, Inc.	8,400	148,484
	Fujishoji Co. Ltd.	3,200	22,573
	Fujita Kanko, Inc.	11,500	185,356
	Fujitsu Ltd.	104,900	2,914,729
	FuKoKu Co. Ltd.	6,200	80,566
	Fukuda Corp.	2,600	131,167
	Fukuda Denshi Co. Ltd.	5,800	318,035
	Fukui Bank Ltd.	6,500	122,803
	Fukui Computer Holdings, Inc.	3,500	71,635
	Fukuoka Financial Group, Inc.	28,432	1,033,896
	Fukuyama Transporting Co. Ltd.	6,200	184,384
		Shares	Value»
JAPAN — (Continued)
	FULLCAST Holdings Co. Ltd.	6,400	$69,676
	Fumakilla Ltd.	3,000	22,474
	Funai Soken Holdings, Inc.	21,540	156,137
	Furukawa Co. Ltd.	9,281	277,953
	Furukawa Electric Co. Ltd.	24,500	2,134,169
#	Furuno Electric Co. Ltd.	10,200	470,748
	Furuya Metal Co. Ltd.	3,600	98,284
	Furyu Corp.	8,200	54,718
	Fuso Chemical Co. Ltd.	7,400	356,663
	Fuso Pharmaceutical Industries Ltd.	2,900	42,658
#	Futaba Corp.	3,500	14,517
	Futaba Industrial Co. Ltd.	22,700	152,735
	Future Corp.	16,700	204,929
	Fuyo General Lease Co. Ltd.	25,800	725,546
	G-7 Holdings, Inc.	8,100	76,477
	GA Technologies Co. Ltd.	7,800	78,484
	Gakken Holdings Co. Ltd.	11,000	74,552
	Gakkyusha Co. Ltd.	3,000	46,590
	Gakujo Co. Ltd.	3,500	40,156
	Galilei Co. Ltd.	8,600	214,532
	Gecoss Corp.	5,700	58,410
	Genki Global Dining Concepts Corp.	4,000	80,400
	Genky DrugStores Co. Ltd.	8,400	229,055
	Geo Holdings Corp.	7,600	89,528
#	Gift Holdings, Inc.	3,800	90,184
#	Giken Ltd.	1,900	24,584
#	Global Security Experts, Inc.	600	11,465
	GLOBERIDE, Inc.	8,800	125,161
	Glory Ltd.	14,000	364,670
	GLtechno Holdings, Inc.	2,750	57,900
#	GMO Financial Gate, Inc.	1,000	32,887
#	GMO Financial Holdings, Inc.	11,600	66,756
	GMO GlobalSign Holdings KK	1,200	17,489
	GMO internet group, Inc.	27,100	675,364
	GMO Payment Gateway, Inc.	8,400	485,150
	Godo Steel Ltd.	4,200	108,726
#*	Gokurakuyu Holdings Co. Ltd.	8,600	27,074

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Goldcrest Co. Ltd.	7,200	$154,758
	Goldwin, Inc.	16,500	275,371
	Grandy House Corp.	4,200	17,074
	GREE Holdings, Inc.	25,900	67,891
	Greens Co. Ltd.	2,600	35,512
	grems, Inc.	3,300	51,332
	GS Yuasa Corp.	25,616	596,302
	GSI Creos Corp.	3,600	58,461
	G-Tekt Corp.	7,530	95,556
	Gun-Ei Chemical Industry Co. Ltd.	1,900	60,112
*	GungHo Online Entertainment, Inc.	1,010	17,166
	Gunma Bank Ltd.	120,400	1,515,801
	Gunze Ltd.	11,400	331,385
	H.U. Group Holdings, Inc.	6,360	132,103
	H2O Retailing Corp.	28,400	388,906
	Hachijuni Nagano Bank Ltd.	95,019	1,187,107
#	Hagihara Industries, Inc.	4,900	54,000
	Hagiwara Electric Holdings Co. Ltd.	3,300	78,680
#	Hakudo Co. Ltd.	2,400	36,446
	Hakuhodo DY Holdings, Inc.	57,600	430,386
	Halows Co. Ltd.	3,100	91,168
	Hamakyorex Co. Ltd.	25,600	303,662
	Hamamatsu Photonics KK	27,500	307,292
	Hankyu Hanshin Holdings, Inc.	28,900	806,976
	Hanwa Co. Ltd.	12,800	650,933
	Happinet Corp.	14,200	254,370
	Hard Off Corp. Co. Ltd.	4,500	59,172
	Harima Chemicals Group, Inc.	6,100	38,828
	Haseko Corp.	80,900	1,658,156
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,803
	Hazama Ando Corp.	58,800	760,355
	Heiwa Corp.	7,200	94,314
	Heiwa Real Estate Co. Ltd.	12,800	187,306
#	Heiwado Co. Ltd.	10,115	192,749
#	Hennge KK	5,300	39,785
	Hibino Corp.	1,100	22,925
	Hibiya Engineering Ltd.	6,300	196,210
	Hiday Hidaka Corp.	7,700	154,741
	Hikari Tsushin, Inc.	1,100	303,799
#	HI-LEX Corp.	7,200	161,146
*	Hino Motors Ltd.	92,400	248,714
	Hioki EE Corp.	2,700	107,531
	Hirakawa Hewtech Corp.	4,200	74,783
		Shares	Value»
JAPAN — (Continued)
	Hirano Tecseed Co. Ltd.	2,000	$23,816
	Hirata Corp.	8,900	147,891
	Hirogin Holdings, Inc.	82,300	932,122
	Hirose Electric Co. Ltd.	5,755	621,320
	Hirose Tusyo, Inc.	1,900	45,455
#	Hiroshima Gas Co. Ltd.	9,300	22,144
	HIS Co. Ltd.	16,500	137,048
	Hisaka Works Ltd.	6,800	67,831
	Hisamitsu Pharmaceutical Co., Inc.	9,400	387,235
	Hitachi Construction Machinery Co. Ltd.	29,700	971,160
	Hitachi Ltd. (6501 JP)	323,400	11,222,015
	Hochiki Corp.	5,600	179,107
#	Hodogaya Chemical Co. Ltd.	5,000	73,835
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	36,007
#	Hokkaido Electric Power Co., Inc.	31,900	216,493
	Hokkaido Gas Co. Ltd.	23,500	125,228
	Hokkan Holdings Ltd.	4,300	64,952
	Hokko Chemical Industry Co. Ltd.	8,500	96,316
#	Hokuetsu Corp.	45,100	265,093
	Hokuhoku Financial Group, Inc.	54,100	1,859,354
	Hokuriku Electric Industry Co. Ltd.	3,300	64,561
	Hokuriku Electric Power Co.	32,300	204,298
	Hokuriku Electrical Construction Co. Ltd.	6,000	61,094
	Hokuto Corp.	6,400	82,059
	Honda Motor Co. Ltd. (7267 JP)	361,500	3,635,798
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	4,900	148,617
	H-One Co. Ltd.	7,300	68,381
	Honeys Holdings Co. Ltd.	6,900	65,738
	Hoosiers Holdings Co. Ltd.	10,800	92,656
	Horiba Ltd.	10,100	1,197,917
	Hoshizaki Corp.	9,400	309,872
	Hosiden Corp.	22,400	373,162
	Hosokawa Micron Corp.	3,800	150,730
#	Hotland Holdings Co. Ltd.	4,200	52,892

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	House Foods Group, Inc.	17,093	$331,078
#	Howa Machinery Ltd.	5,400	48,248
	Hoya Corp.	26,300	4,411,978
	HS Holdings Co. Ltd.	7,900	66,593
	Hulic Co. Ltd.	84,895	1,011,686
	Hyakugo Bank Ltd.	81,100	737,543
	Hyakujushi Bank Ltd.	8,700	470,435
	Ibiden Co. Ltd.	34,200	1,802,844
	IBJ, Inc.	7,100	33,208
#	Ichibanya Co. Ltd.	15,500	89,881
	Ichiken Co. Ltd.	2,000	64,557
	Ichikoh Industries Ltd.	17,800	59,227
	Ichinen Holdings Co. Ltd.	8,100	110,574
#	Ichiyoshi Securities Co. Ltd.	7,100	55,338
#	Icom, Inc.	3,300	63,812
	ID Holdings Corp.	5,550	71,798
	Idec Corp.	5,600	104,371
	Idemitsu Kosan Co. Ltd.	144,645	1,227,350
	IDOM, Inc.	26,700	262,856
	Ifuji Sangyo Co. Ltd.	700	9,402
#	IG Port, Inc.	3,200	24,999
	IHI Corp.	33,600	777,376
	Iida Group Holdings Co. Ltd.	31,200	515,290
	Iino Kaiun Kaisha Ltd.	36,600	371,380
	IKK Holdings, Inc.	2,300	11,854
	I'll, Inc.	2,800	44,947
	i-mobile Co. Ltd.	7,200	24,142
	Imuraya Group Co. Ltd.	2,700	43,507
	Inaba Denki Sangyo Co. Ltd.	20,000	333,125
#	Inaba Seisakusho Co. Ltd.	4,800	49,614
	Inabata & Co. Ltd.	19,800	501,148
#	I-NE Co. Ltd.	2,800	24,229
	Ines Corp.	5,600	68,022
	Infomart Corp.	43,000	125,660
	INFRONEER Holdings, Inc.	73,120	1,095,161
	Innotech Corp.	6,300	86,402
	Inpex Corp.	289,300	6,481,540
	Insource Co. Ltd.	15,600	73,177
#	Intelligent Wave, Inc.	4,800	29,534
	Inter Action Corp.	1,300	12,188
	Internet Initiative Japan, Inc.	30,900	499,286
#	Inui Global Logistics Co. Ltd.	3,300	27,661
	IPS, Inc.	3,900	74,575
	Iriso Electronics Co. Ltd.	6,300	136,059
	ISB Corp.	2,500	29,334
	Ise Chemicals Corp.	6,000	230,546
		Shares	Value»
JAPAN — (Continued)
	Iseki & Co. Ltd.	3,700	$42,812
	Isetan Mitsukoshi Holdings Ltd.	61,500	986,987
#	Ishihara Chemical Co. Ltd.	4,000	59,904
	Ishihara Sangyo Kaisha Ltd.	13,300	252,511
	Ishizuka Glass Co. Ltd.	1,300	30,874
#	Istyle, Inc.	22,100	64,835
	Isuzu Motors Ltd.	156,600	2,522,795
	Itfor, Inc.	5,500	60,330
#	ITmedia, Inc.	2,600	28,912
	Ito En Ltd.	15,800	291,986
	ITOCHU Corp.	180,000	2,304,463
	Itochu Enex Co. Ltd.	23,400	289,904
	Itochu-Shokuhin Co. Ltd.	2,500	178,582
	Itoham Yonekyu Holdings, Inc.	9,980	388,535
	Itoki Corp.	20,600	347,446
	IwaiCosmo Holdings, Inc.	7,900	177,787
	Iwaki Co. Ltd.	2,800	48,561
	Iwatani Corp.	74,000	877,713
	Iwatsuka Confectionery Co. Ltd.	3,200	63,115
	Iyogin Holdings, Inc.	65,700	1,223,003
	Izumi Co. Ltd.	11,600	229,475
#	J Front Retailing Co. Ltd.	81,000	1,182,527
	J Trust Co. Ltd.	17,800	56,260
	JAC Recruitment Co. Ltd.	26,100	167,024
	Jaccs Co. Ltd.	9,900	271,376
#*	Jade Group, Inc.	3,300	35,632
	JAFCO Group Co. Ltd.	24,300	383,604
#	JANOME Corp.	7,000	54,311
	Japan Airlines Co. Ltd.	38,100	719,907
	Japan Airport Terminal Co. Ltd.	18,500	579,299
	Japan Aviation Electronics Industry Ltd.	14,800	231,225
	Japan Business Systems, Inc.	5,200	61,638
#*	Japan Communications, Inc.	42,200	38,985
	Japan Electronic Materials Corp.	3,700	114,142
	Japan Elevator Service Holdings Co. Ltd.	52,400	551,723

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Exchange Group, Inc.	132,200	$1,442,595
#	Japan Foundation Engineering Co. Ltd.	5,100	22,088
	Japan Hospice Holdings, Inc.	1,300	8,691
	Japan Investment Adviser Co. Ltd.	8,700	125,331
	Japan Lifeline Co. Ltd.	14,800	147,832
	Japan Material Co. Ltd.	17,500	202,941
#	Japan Petroleum Exploration Co. Ltd.	40,000	492,468
	Japan Post Bank Co. Ltd.	83,900	1,490,685
	Japan Post Holdings Co. Ltd.	81,100	975,861
	Japan Post Insurance Co. Ltd.	24,100	746,427
	Japan Property Management Center Co. Ltd.	4,600	38,104
	Japan Pulp & Paper Co. Ltd.	44,000	274,212
	Japan Securities Finance Co. Ltd.	29,000	398,897
	Japan Steel Works Ltd.	11,574	640,651
#	Japan System Techniques Co. Ltd.	5,200	81,598
	Japan Tobacco, Inc.	20,400	737,290
	Japan Transcity Corp.	14,800	116,890
	Japan Wool Textile Co. Ltd.	18,700	225,357
	JBCC Holdings, Inc.	16,000	154,119
	JCU Corp.	9,700	354,557
	JDC Corp.	16,200	66,065
	Jeol Ltd.	13,200	532,528
	JFE Holdings, Inc.	74,100	997,622
	JFE Systems, Inc.	1,800	26,396
	JGC Holdings Corp.	56,800	795,999
#*	JIG-SAW, Inc.	1,500	26,174
#	JINS Holdings, Inc.	3,800	127,201
	JINUSHI Co. Ltd.	4,500	92,251
	JK Holdings Co. Ltd.	6,500	60,260
	J-Lease Co. Ltd.	4,000	37,130
#	JM Holdings Co. Ltd.	10,800	125,142
	JMS Co. Ltd.	4,100	11,618
	J-Oil Mills, Inc.	6,600	86,720
	Joshin Denki Co. Ltd.	5,000	88,809
	Joyful Honda Co. Ltd.	15,200	209,079
#	JP-Holdings, Inc.	21,100	95,492
	JSB Co. Ltd.	2,600	54,483
		Shares	Value»
JAPAN — (Continued)
	JSP Corp.	4,700	$74,133
	JTEKT Corp.	55,700	657,697
	Juki Corp.	8,500	29,545
	Juroku Financial Group, Inc.	10,200	542,385
	Justsystems Corp.	8,500	262,538
	JVCKenwood Corp.	80,300	652,670
	K&O Energy Group, Inc.	5,900	161,924
	Kadoya Sesame Mills, Inc.	1,000	25,905
	Kaga Electronics Co. Ltd.	16,600	416,892
	Kagome Co. Ltd.	20,600	364,797
	Kajima Corp.	48,300	1,970,435
	Kakaku.com, Inc.	36,300	495,428
	Kaken Pharmaceutical Co. Ltd.	7,400	194,498
#	Kamakura Shinsho Ltd.	9,100	34,079
	Kameda Seika Co. Ltd.	2,500	63,041
	Kamei Corp.	8,600	171,718
	Kamigumi Co. Ltd.	23,700	829,400
#	Kanaden Corp.	6,900	95,158
	Kanadevia Corp.	74,700	493,222
#	Kanagawa Chuo Kotsu Co. Ltd.	2,100	49,871
	Kanamic Network Co. Ltd.	5,700	18,189
	Kanamoto Co. Ltd.	9,700	233,954
	Kandenko Co. Ltd.	25,600	921,661
	Kaneka Corp.	13,400	406,340
	Kaneko Seeds Co. Ltd.	3,900	37,509
	Kanematsu Corp.	69,000	906,293
	Kanemi Co. Ltd.	600	13,668
#	Kanro, Inc.	7,500	78,302
	Kansai Electric Power Co., Inc.	67,300	1,073,767
	Kansai Paint Co. Ltd.	43,000	686,253
	Kanto Denka Kogyo Co. Ltd.	16,448	137,625
	Kao Corp.	32,120	1,284,879
#	Kappa Create Co. Ltd.	6,900	70,368
	Katakura Industries Co. Ltd.	8,000	152,088
	Katitas Co. Ltd.	16,000	316,137
	Kato Sangyo Co. Ltd.	5,700	239,918
	Kato Works Co. Ltd.	5,200	46,006
	Kawada Technologies, Inc.	5,700	172,618
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	45,537

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kawasaki Heavy Industries Ltd.	13,300	$1,110,233
#	Kawasaki Kisen Kaisha Ltd.	41,466	599,186
	KDDI Corp.	298,000	5,031,425
#	KeePer Technical Laboratory Co. Ltd.	4,700	97,311
	Keihan Holdings Co. Ltd.	26,300	584,221
	Keihanshin Building Co. Ltd.	7,700	95,487
	Keikyu Corp.	31,500	309,592
	Keio Corp.	16,700	416,521
	Keisei Electric Railway Co. Ltd.	36,357	287,297
	KEIWA, Inc.	2,400	20,605
	Keiyo Bank Ltd.	31,000	372,468
	Kenko Mayonnaise Co. Ltd.	4,700	60,934
	Kewpie Corp.	27,400	768,951
	Keyence Corp.	3,800	1,394,069
	KH Neochem Co. Ltd.	10,058	165,440
#	Kibun Foods, Inc.	4,200	29,898
	Kikkoman Corp.	63,900	578,012
	Kimura Chemical Plants Co. Ltd.	5,900	48,209
	Kimura Unity Co. Ltd.	2,800	16,561
	Kinden Corp.	23,600	1,044,299
#	King Jim Co. Ltd.	4,200	22,072
#	Kintetsu Department Store Co. Ltd.	3,100	36,419
	Kintetsu Group Holdings Co. Ltd.	23,000	477,338
	Kirin Holdings Co. Ltd.	70,200	1,091,416
	Kissei Pharmaceutical Co. Ltd.	11,300	336,571
	Ki-Star Real Estate Co. Ltd.	4,300	175,890
	Kitagawa Corp.	4,300	49,235
	Kita-Nippon Bank Ltd.	3,100	94,184
	Kitano Construction Corp.	6,400	64,204
#	Kitanotatsujin Corp.	18,900	17,493
	Kitz Corp.	25,100	327,594
	Kiyo Bank Ltd.	29,500	720,442
#*	KNT-CT Holdings Co. Ltd.	3,800	42,920
	Koa Corp.	12,400	124,954
	Koa Shoji Holdings Co. Ltd.	2,400	13,032
	Koatsu Gas Kogyo Co. Ltd.	11,200	81,294
	Kobe Bussan Co. Ltd.	17,000	415,471
#	Kobe Electric Railway Co. Ltd.	1,600	25,611
	Kobe Steel Ltd.	154,000	2,216,800
		Shares	Value»
JAPAN — (Continued)
	Koei Tecmo Holdings Co. Ltd.	5,620	$62,338
	Kohnan Shoji Co. Ltd.	10,700	269,285
#	Kohoku Kogyo Co. Ltd.	2,400	49,885
	Kohsoku Corp.	3,200	62,211
	Koike-ya, Inc.	1,200	35,914
	Koito Manufacturing Co. Ltd.	38,000	594,898
	Kojima Co. Ltd.	11,600	93,727
	Kokusai Electric Corp.	30,100	1,249,641
	Kokuyo Co. Ltd.	91,600	536,680
	Komatsu Ltd.	125,000	4,784,399
#	Komatsu Matere Co. Ltd.	10,900	61,263
	Komatsu Wall Industry Co. Ltd.	5,100	93,598
	KOMEDA Holdings Co. Ltd.	14,900	273,151
#	Komehyo Holdings Co. Ltd.	3,700	79,874
	Komeri Co. Ltd.	9,700	206,986
	Komori Corp.	14,000	151,962
	Konami Group Corp.	9,900	1,445,630
#	Kondotec, Inc.	7,700	74,256
	Konica Minolta, Inc.	131,600	576,045
	Konishi Co. Ltd.	20,200	170,401
	Konoike Transport Co. Ltd.	10,300	221,687
	Konoshima Chemical Co. Ltd.	3,900	41,146
#	Kosaido Holdings Co. Ltd.	12,700	40,991
	Kose Holdings Corp.	9,500	338,923
#	Koshidaka Holdings Co. Ltd.	17,900	138,209
#	Kotobuki Spirits Co. Ltd.	35,600	413,453
#*	Kourakuen Corp.	3,700	26,928
	Kozo Keikaku Engineering Holdings, Inc.	1,000	20,240
	KPP Group Holdings Co. Ltd.	16,100	92,018
	Kraftia Corp.	11,200	584,099
	Krosaki Harima Corp.	6,400	173,651
	KRS Corp.	5,400	104,302
	K's Holdings Corp.	57,600	599,034
	KU Holdings Co. Ltd.	4,300	35,005
	Kubota Corp. (6326 JP)	124,300	1,904,482
#	Kumagai Gumi Co. Ltd.	49,200	552,178
	Kumiai Chemical Industry Co. Ltd.	25,263	114,930
	Kura Sushi, Inc.	4,300	94,593
	Kurabo Industries Ltd.	5,100	299,612

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuraray Co. Ltd.	96,400	$1,040,687
	Kureha Corp.	13,700	389,070
#	Kurimoto Ltd.	17,000	188,793
	Kurita Water Industries Ltd.	25,700	1,285,508
	Kuriyama Holdings Corp.	5,600	61,584
	Kusuri No. Aoki Holdings Co. Ltd.	17,400	456,058
	KYB Corp.	14,200	403,432
	Kyocera Corp.	152,004	2,280,486
	Kyodo Printing Co. Ltd.	10,800	114,318
	Kyoei Steel Ltd.	6,800	109,599
	Kyokuto Boeki Kaisha Ltd.	6,000	74,318
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	281,962
	Kyokuto Securities Co. Ltd.	7,300	81,615
	Kyokuyo Co. Ltd.	3,700	123,177
	Kyorin Pharmaceutical Co. Ltd.	10,900	114,402
	Kyoritsu Maintenance Co. Ltd.	23,300	423,684
	Kyosan Electric Manufacturing Co. Ltd.	17,000	73,975
	Kyoto Financial Group, Inc.	53,500	1,292,470
	Kyowa Kirin Co. Ltd.	23,100	375,008
	Kyushu Electric Power Co., Inc.	58,200	647,877
	Kyushu Financial Group, Inc.	109,299	819,290
	Kyushu Railway Co.	21,100	537,322
#	LA Holdings Co. Ltd.	2,100	135,741
#	Lacto Japan Co. Ltd.	2,400	54,654
	Lasertec Corp.	8,500	1,952,768
	LEC, Inc.	5,500	36,623
	Leopalace21 Corp.	70,800	316,494
	Life Corp.	12,400	204,655
	Lifedrink Co., Inc.	13,200	138,417
#	LIFULL Co. Ltd.	17,200	19,532
#	LIKE, Inc.	3,000	29,660
	Link & Motivation, Inc.	12,800	41,709
	Lintec Corp.	15,338	473,218
	Lion Corp.	53,800	576,732
	LITALICO, Inc.	6,100	46,930
	Lixil Corp.	62,300	714,689
	Loadstar Capital KK	3,000	58,492
#	Look Holdings, Inc.	2,300	36,710
	LY Corp.	204,700	524,118
	M&A Capital Partners Co. Ltd.	2,300	46,848
	M3, Inc.	29,300	361,534
		Shares	Value»
JAPAN — (Continued)
	Mabuchi Motor Co. Ltd.	54,800	$514,785
	Macnica Holdings, Inc.	54,597	936,097
	Maeda Kosen Co. Ltd.	18,000	215,428
#	Maezawa Industries, Inc.	2,800	38,022
#	Maezawa Kasei Industries Co. Ltd.	5,600	83,492
#	Maezawa Kyuso Industries Co. Ltd.	6,800	71,923
	Makino Milling Machine Co. Ltd.	9,300	685,381
	Makita Corp. (6586 JP)	20,400	708,809
	Mamiya-Op Co. Ltd.	1,800	19,866
#	Management Solutions Co. Ltd.	3,500	29,486
	Mandom Corp.	13,300	272,650
	Mani, Inc.	21,200	209,155
	MarkLines Co. Ltd.	3,600	36,383
	Mars Group Holdings Corp.	3,500	73,838
	Marubeni Corp.	64,700	2,144,685
	Marubun Corp.	6,700	59,395
#	Maruchiyo Yamaokaya Corp.	2,600	55,294
	Marudai Food Co. Ltd.	6,000	88,977
	Maruha Nichiro Corp.	60,699	546,684
	Marui Group Co. Ltd.	40,600	794,538
	Maruichi Steel Tube Ltd.	57,000	564,806
#	Marusan Securities Co. Ltd.	17,700	121,009
	Maruwa Co. Ltd.	1,900	584,169
	Maruyama Manufacturing Co., Inc.	900	13,847
	Maruzen Showa Unyu Co. Ltd.	4,800	261,127
	Marvelous, Inc.	7,200	22,352
	Matching Service Japan Co. Ltd.	2,600	17,702
	Matsuda Sangyo Co. Ltd.	6,500	258,208
#	Matsui Construction Co. Ltd.	6,600	64,020
	Matsui Securities Co. Ltd.	34,200	201,216
	MatsukiyoCocokara & Co.	56,540	905,706
#	Matsuyafoods Holdings Co. Ltd.	1,800	76,729
	Max Co. Ltd.	6,000	253,718
	Maxell Ltd.	15,600	224,422

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maxvalu Tokai Co. Ltd.	2,400	$58,144
#	Mazda Motor Corp.	116,600	897,278
	McDonald's Holdings Co. Japan Ltd.	12,300	533,371
	MCJ Co. Ltd.	34,200	348,511
	Mebuki Financial Group, Inc.	234,190	1,766,775
	MEC Co. Ltd.	5,100	183,101
	Media Do Co. Ltd.	2,600	27,579
#	Medical System Network Co. Ltd.	12,800	43,079
	Medikit Co. Ltd.	600	11,578
	Medipal Holdings Corp.	40,200	728,599
#	Medius Holdings Co. Ltd.	3,700	19,633
#*	Medley, Inc.	2,400	37,062
	Megachips Corp.	500	27,386
	Megmilk Snow Brand Co. Ltd.	14,500	315,795
	Meidensha Corp.	15,600	611,370
	Meiho Facility Works Ltd.	3,300	23,402
	Meiji Electric Industries Co. Ltd.	2,500	38,108
	MEIJI Holdings Co. Ltd.	46,600	1,093,331
#	Meiji Shipping Group Co. Ltd.	6,900	31,980
	Meiko Electronics Co. Ltd.	8,000	656,084
	Meisei Industrial Co. Ltd.	17,000	189,447
	MEITEC Group Holdings, Inc.	26,000	581,591
	Meito Co. Ltd.	3,300	54,796
	Meiwa Corp.	11,400	68,166
	Meiwa Estate Co. Ltd.	3,900	28,803
#	Menicon Co. Ltd.	22,100	231,757
*	Mercari, Inc.	18,273	405,519
#	Mercuria Holdings Co. Ltd.	4,100	21,945
	METAWATER Co. Ltd.	3,400	72,824
	Micronics Japan Co. Ltd.	9,600	555,059
#	Midac Holdings Co. Ltd.	2,700	34,948
#	Mie Kotsu Group Holdings, Inc.	16,900	60,542
	Milbon Co. Ltd.	3,300	54,219
#	MIMAKI ENGINEERING Co. Ltd.	7,300	83,471
	Minebea Mitsumi, Inc.	72,961	1,491,099
		Shares	Value»
JAPAN — (Continued)
#	Mirai Industry Co. Ltd.	2,400	$51,993
	Mirait One Corp.	35,000	839,855
#	Mirarth Holdings, Inc.	31,754	81,062
	Miroku Jyoho Service Co. Ltd.	5,900	73,685
	MISUMI Group, Inc.	26,200	433,093
	Mitani Corp.	7,600	117,055
#	Mitani Sangyo Co. Ltd.	9,700	37,838
	Mitani Sekisan Co. Ltd.	2,200	108,941
	Mito Securities Co. Ltd.	24,400	95,017
#	Mitsuba Corp.	11,300	95,494
	Mitsubishi Chemical Group Corp.	309,700	2,044,701
	Mitsubishi Corp.	157,590	4,186,588
	Mitsubishi Electric Corp.	72,000	2,250,856
	Mitsubishi Estate Co. Ltd.	55,200	1,406,822
	Mitsubishi Gas Chemical Co., Inc.	37,900	751,849
	Mitsubishi HC Capital, Inc.	299,200	2,611,100
	Mitsubishi Heavy Industries Ltd.	77,600	2,284,849
	Mitsubishi Kakoki Kaisha Ltd.	9,600	203,824
	Mitsubishi Logisnext Co. Ltd.	16,000	162,006
	Mitsubishi Logistics Corp.	68,000	580,853
	Mitsubishi Materials Corp.	39,000	1,121,800
#	Mitsubishi Motors Corp.	187,600	461,182
	Mitsubishi Paper Mills Ltd.	8,900	38,425
	Mitsubishi Pencil Co. Ltd.	5,000	74,170
	Mitsubishi Research Institute, Inc.	3,000	94,220
	Mitsubishi Steel Manufacturing Co. Ltd.	3,400	41,326
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	557,200	10,091,089
	Mitsuboshi Belting Ltd.	6,300	164,122
	Mitsui & Co. Ltd. (8031 JP)	120,200	3,926,337
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	170	111,498

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Chemicals, Inc.	74,220	$1,084,434
	Mitsui DM Sugar Co. Ltd.	6,200	134,770
	Mitsui E&S Co. Ltd.	26,400	1,173,191
	Mitsui Fudosan Co. Ltd.	124,800	1,431,069
#	Mitsui High-Tec, Inc.	31,300	151,351
	Mitsui Kinzoku Co. Ltd.	19,400	2,531,871
	Mitsui Matsushima Holdings Co. Ltd.	21,000	194,171
#	Mitsui OSK Lines Ltd.	47,300	1,482,616
	Mitsui-Soko Holdings Co. Ltd.	22,500	526,300
	Mitsuuroko Group Holdings Co. Ltd.	14,700	206,775
	Miura Co. Ltd.	9,400	193,283
	MIXI, Inc.	11,000	193,638
#	Miyaji Engineering Group, Inc.	8,400	105,811
	Miyazaki Bank Ltd.	4,900	246,985
	Miyoshi Oil & Fat Co. Ltd.	3,800	61,289
	Mizuho Financial Group, Inc. (8411 JP)	139,800	6,069,823
	Mizuho Leasing Co. Ltd.	75,200	694,299
	Mizuho Medy Co. Ltd.	3,600	41,515
	Mizuno Corp.	21,300	441,298
	Mochida Pharmaceutical Co. Ltd.	6,400	150,037
	Modec, Inc.	2,900	282,801
	Monogatari Corp.	8,800	236,295
	MonotaRO Co. Ltd.	40,800	550,349
	Morinaga & Co. Ltd.	19,500	341,032
	Morinaga Milk Industry Co. Ltd.	33,400	862,519
	Moriroku Co. Ltd.	1,800	28,281
	Morita Holdings Corp.	9,700	175,959
	Morito Co. Ltd.	6,400	74,560
	Morozoff Ltd.	4,100	41,213
#	Mory Industries, Inc.	8,000	51,890
	MOS Food Services, Inc.	900	24,518
	MrMax Holdings Ltd.	10,500	53,381
	MS&AD Insurance Group Holdings, Inc.	125,700	3,202,529
	MTG Co. Ltd.	700	19,139
#	MTI Ltd.	2,400	11,425
#	Mugen Estate Co. Ltd.	4,500	60,750
	m-up Holdings, Inc.	24,800	132,517
	Murakami Corp.	2,200	92,362
	Murata Manufacturing Co. Ltd.	58,016	1,178,627
		Shares	Value»
JAPAN — (Continued)
	Musashi Seimitsu Industry Co. Ltd.	16,200	$286,703
	Musashino Bank Ltd.	8,400	299,785
	Muto Seiko Co.	2,000	28,936
	Nabtesco Corp.	6,500	176,135
	Nachi-Fujikoshi Corp.	4,838	153,158
	Nafco Co. Ltd.	5,700	80,296
	Nagano Keiki Co. Ltd.	5,600	96,478
	Nagase & Co. Ltd.	40,800	1,060,418
	Nagase Brothers, Inc.	4,000	68,630
	Nagoya Railroad Co. Ltd.	33,700	376,641
	Nakabayashi Co. Ltd.	9,300	35,453
	Nakamoto Packs Co. Ltd.	1,400	17,964
#	Nakamuraya Co. Ltd.	1,900	37,517
	Nakanishi, Inc.	13,500	189,284
	Nakayama Steel Works Ltd.	13,800	56,180
	Namura Shipbuilding Co. Ltd.	18,000	490,683
	Nankai Electric Railway Co. Ltd.	19,200	355,539
	Nanto Bank Ltd.	8,800	379,797
	Nanyo Corp.	1,600	15,506
	Narasaki Sangyo Co. Ltd.	1,400	36,017
#	Natori Co. Ltd.	2,500	30,460
#	NCD Co. Ltd./Shinagawa	1,700	35,257
#*	NE, Inc.	3,200	14,991
	NEC Capital Solutions Ltd.	5,300	139,565
	NEC Corp.	42,000	1,423,785
	Neturen Co. Ltd.	11,900	101,698
	New Art Holdings Co. Ltd.	3,079	28,973
	Nexon Co. Ltd.	14,000	334,939
#	Nextage Co. Ltd.	12,300	260,578
*	NexTone, Inc.	1,100	12,043
	NGK Insulators Ltd.	56,900	1,363,209
	NH Foods Ltd.	17,600	799,067
	NHK Spring Co. Ltd.	70,863	1,287,842
	Nicca Chemical Co. Ltd.	2,100	21,913
	Nice Corp.	2,400	30,127
	Nichias Corp.	23,800	1,194,019
#	Nichiban Co. Ltd.	4,000	50,789
	Nichicon Corp.	21,000	229,818
	Nichiden Corp.	5,400	88,194
	Nichiha Corp.	9,600	211,309
	Nichirei Corp.	64,600	801,625
	Nichireki Group Co. Ltd.	10,800	168,308
	Nichirin Co. Ltd.	4,500	106,952
	NIDEC Corp. (6594 JP)	117,800	1,685,101
	Nifco, Inc.	26,800	834,390

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Dempa Kogyo Co. Ltd.	7,900	$52,300
#	Nihon Dengi Co. Ltd.	2,800	191,761
	Nihon Denkei Co. Ltd.	3,900	59,508
	Nihon Flush Co. Ltd.	7,095	37,677
#	Nihon House Holdings Co. Ltd.	12,300	25,860
	Nihon Kagaku Sangyo Co. Ltd.	5,600	95,799
	Nihon M&A Center Holdings, Inc.	91,600	420,687
	Nihon Nohyaku Co. Ltd.	12,200	80,094
	Nihon Parkerizing Co. Ltd.	27,200	259,293
	Nihon Tokushu Toryo Co. Ltd.	5,000	75,737
	Nikkiso Co. Ltd.	15,200	175,339
#	Nikko Co. Ltd.	10,500	55,350
	Nikkon Holdings Co. Ltd.	29,694	703,912
	Nikon Corp.	52,500	660,800
	Nintendo Co. Ltd.	13,500	835,994
	Nippi, Inc.	300	27,242
	Nippn Corp.	17,300	295,319
	Nippon Air Conditioning Services Co. Ltd.	6,100	58,359
	Nippon Aqua Co. Ltd.	5,000	28,604
#	Nippon Avionics Co. Ltd.	2,000	66,020
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	128,652
	Nippon Carbide Industries Co., Inc.	3,800	66,757
#	Nippon Carbon Co. Ltd.	1,900	56,619
	Nippon Care Supply Co. Ltd.	800	13,765
#	Nippon Chemical Industrial Co. Ltd.	3,000	63,467
*	Nippon Chemi-Con Corp.	5,600	54,363
#*	Nippon Coke & Engineering Co. Ltd.	76,400	54,315
#	Nippon Concrete Industries Co. Ltd.	16,800	37,338
	Nippon Denko Co. Ltd.	40,192	99,934
	Nippon Densetsu Kogyo Co. Ltd.	13,300	299,998
	Nippon Dry-Chemical Co. Ltd.	2,100	145,930
		Shares	Value»
JAPAN — (Continued)
	Nippon Electric Glass Co. Ltd.	31,400	$1,365,585
	Nippon Express Holdings, Inc.	73,200	1,662,710
	Nippon Fine Chemical Co. Ltd.	4,300	72,918
	Nippon Gas Co. Ltd.	38,600	732,050
	Nippon Hume Corp.	14,400	149,498
	Nippon Kayaku Co. Ltd.	38,700	449,758
#	Nippon Kodoshi Corp.	3,100	67,486
	Nippon Light Metal Holdings Co. Ltd.	17,940	316,500
	Nippon Paint Holdings Co. Ltd.	104,500	693,882
	Nippon Paper Industries Co. Ltd.	31,400	238,435
	Nippon Parking Development Co. Ltd.	76,500	141,129
	Nippon Rietec Co. Ltd.	2,400	34,609
	Nippon Sanso Holdings Corp.	29,200	886,020
	Nippon Seiki Co. Ltd.	11,300	183,005
	Nippon Seisen Co. Ltd.	3,500	28,410
	Nippon Sharyo Ltd.	3,200	76,064
*	Nippon Sheet Glass Co. Ltd.	34,300	152,393
	Nippon Shinyaku Co. Ltd.	15,100	504,036
	Nippon Shokubai Co. Ltd.	32,000	460,889
	Nippon Signal Co. Ltd.	14,900	127,774
	Nippon Soda Co. Ltd.	18,000	429,574
	Nippon Steel Corp.	455,495	1,898,072
	Nippon Television Holdings, Inc.	7,700	185,060
#	Nippon Thompson Co. Ltd.	20,000	118,940
	Nippon Yakin Kogyo Co. Ltd.	3,890	120,405
	Nippon Yusen KK	63,300	2,080,346
	Nipro Corp.	45,897	421,778
	Nishikawa Rubber Co. Ltd.	7,600	181,310
	Nishimatsu Construction Co. Ltd.	11,800	439,111
#	Nishimatsuya Chain Co. Ltd.	5,200	71,932
	Nishi-Nippon Financial Holdings, Inc.	47,600	1,152,922
	Nishi-Nippon Railroad Co. Ltd.	11,300	208,104

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishio Holdings Co. Ltd.	7,100	$220,564
	Nissan Chemical Corp.	30,100	1,037,532
*	Nissan Motor Co. Ltd.	234,300	571,074
#	Nissan Shatai Co. Ltd.	19,600	126,038
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	37,186
	Nissei ASB Machine Co. Ltd.	1,900	77,233
#	Nissei Plastic Industrial Co. Ltd.	5,600	31,569
	Nissha Co. Ltd.	12,200	98,638
	Nisshin Group Holdings Co. Ltd.	14,000	73,062
	Nisshin Oillio Group Ltd.	11,500	419,873
	Nisshin Seifun Group, Inc.	41,000	520,648
	Nisshinbo Holdings, Inc.	43,148	400,052
#	Nissin Foods Holdings Co. Ltd.	32,800	665,536
	Nisso Holdings Co. Ltd.	3,700	16,567
	Nissui Corp.	135,500	1,142,272
	Niterra Co. Ltd.	42,100	1,840,690
	Nitori Holdings Co. Ltd.	49,800	851,280
	Nitta Corp.	6,400	168,621
	Nitta Gelatin, Inc.	5,000	40,685
#	Nittetsu Mining Co. Ltd.	22,000	510,516
#	Nitto Boseki Co. Ltd.	1,800	171,781
	Nitto Denko Corp.	118,500	2,633,465
	Nitto Fuji Flour Milling Co. Ltd.	1,000	45,161
#	Nitto Kogyo Corp.	8,000	214,021
	Nitto Kohki Co. Ltd.	4,300	52,154
	Nitto Seiko Co. Ltd.	9,400	43,851
	Nittoc Construction Co. Ltd.	10,600	89,289
	Nittoku Co. Ltd.	5,500	83,411
	Noevir Holdings Co. Ltd.	4,400	132,851
	NOF Corp.	40,300	778,374
	Nojima Corp.	73,716	514,365
	NOK Corp.	20,200	393,406
	Nomura Holdings, Inc. (8604 JP)	247,000	2,238,397
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	9,532	84,549
	Nomura Micro Science Co. Ltd.	1,300	29,377
		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Holdings, Inc.	132,700	$881,823
	Nomura Research Institute Ltd.	22,409	681,690
	Noritake Co. Ltd.	8,400	333,709
	Noritsu Koki Co. Ltd.	27,300	389,127
	Noritz Corp.	9,600	128,356
	North Pacific Bank Ltd.	95,800	572,319
	NPC, Inc.	5,000	23,892
	NPR-RIKEN Corp.	6,748	158,711
#	NS Solutions Corp.	12,100	319,675
	NS Tool Co. Ltd.	5,600	30,406
	NS United Kaiun Kaisha Ltd.	5,100	227,523
	NSD Co. Ltd.	22,540	473,076
	NSK Ltd.	93,100	647,469
	NSW, Inc.	3,100	49,558
	NTN Corp.	89,900	215,466
	NTT, Inc.	1,415,000	1,421,904
*	Nxera Pharma Co. Ltd.	22,800	120,175
	Oat Agrio Co. Ltd.	4,000	55,035
#	Obara Group, Inc.	2,500	61,072
	Obayashi Corp.	80,800	1,823,925
	OBIC Business Consultants Co. Ltd.	1,200	53,158
	Obic Co. Ltd.	14,900	414,130
	Odakyu Electric Railway Co. Ltd.	41,699	446,645
#	Oenon Holdings, Inc.	16,000	46,140
	Ogaki Kyoritsu Bank Ltd.	14,300	522,278
#	Ohara, Inc.	2,000	13,855
	Ohashi Technica, Inc.	8,000	59,312
	Ohba Co. Ltd.	4,600	34,330
	Ohki Healthcare Holdings Co. Ltd.	800	7,489
	Ohsho Food Service Corp.	9,300	189,359
	OIE Sangyo Co. Ltd.	1,100	18,180
	Oiles Corp.	7,700	121,124
	Oita Bank Ltd.	4,700	249,370
	Oji Holdings Corp.	248,300	1,470,797
#	Okabe Co. Ltd.	12,300	75,893
#	Okada Aiyon Corp.	800	12,113
	Okamoto Industries, Inc.	3,200	113,947
	Okamoto Machine Tool Works Ltd.	1,900	59,639
	Okamura Corp.	24,200	371,424
	Okasan Securities Group, Inc.	45,600	261,129
	Oki Electric Industry Co. Ltd.	26,174	345,366
	Okinawa Cellular Telephone Co.	17,000	356,355

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Okinawa Electric Power Co., Inc.	7,207	$51,188
	Okinawa Financial Group, Inc.	5,600	190,763
	OKUMA Corp.	13,798	342,450
	Okumura Corp.	10,100	420,628
	Okura Industrial Co. Ltd.	3,400	104,832
#	Okuwa Co. Ltd.	9,400	52,905
	Olympus Corp.	129,200	1,543,230
	Omron Corp.	37,100	946,597
	Ono Pharmaceutical Co. Ltd.	77,746	1,158,287
	Onoken Co. Ltd.	6,700	61,726
	Onward Holdings Co. Ltd.	31,700	150,335
	Ootoya Holdings Co. Ltd.	1,300	55,076
	Open House Group Co. Ltd.	23,800	1,400,434
	Open Up Group, Inc.	14,400	173,108
	Optex Group Co. Ltd.	8,620	133,833
#*	Optim Corp.	900	2,896
	Oracle Corp. Japan	3,500	236,828
	Organo Corp.	9,400	992,559
#	Orient Corp.	18,140	128,960
	Oriental Land Co. Ltd.	35,300	617,976
	Oriental Shiraishi Corp.	55,500	147,372
	ORIX Corp. (8591 JP)	87,900	2,678,787
	Oro Co. Ltd.	2,100	28,539
	Osaka Gas Co. Ltd.	31,300	1,175,085
	Osaka Organic Chemical Industry Ltd.	5,000	131,521
#	Osaka Steel Co. Ltd.	4,700	95,728
#	OSAKA Titanium Technologies Co. Ltd.	6,900	102,751
	Osaki Electric Co. Ltd.	13,700	110,086
	OSG Corp.	19,306	326,014
	Otsuka Corp.	26,400	523,419
	Otsuka Holdings Co. Ltd.	29,800	1,784,078
	OUG Holdings, Inc.	1,200	30,886
	Oyo Corp.	7,500	139,642
#	Ozu Corp.	2,400	28,005
#	Pacific Industrial Co. Ltd.	17,200	335,347
	Pacific Metals Co. Ltd.	3,200	60,335
	Pack Corp.	9,600	80,507
	PAL GROUP Holdings Co. Ltd.	29,200	313,424
	PALTAC Corp.	8,400	262,871
		Shares	Value»
JAPAN — (Continued)
	Pan Pacific International Holdings Corp.	168,500	$997,611
	Panasonic Holdings Corp.	221,200	3,032,805
	Paraca, Inc.	2,700	35,373
	Park24 Co. Ltd.	35,500	494,716
#	Pasona Group, Inc.	9,600	123,636
	Pegasus Co. Ltd.	6,000	28,164
	Penta-Ocean Construction Co. Ltd.	101,300	1,063,163
#	People Dreams & Technologies Group Co. Ltd.	3,400	33,850
	Persol Holdings Co. Ltd.	433,000	758,364
	Pharma Foods International Co. Ltd.	3,100	13,478
	PHC Holdings Corp.	10,500	73,694
#*	PIA Corp.	2,300	39,709
#	Pickles Holdings Co. Ltd.	4,300	34,807
	Pigeon Corp.	26,200	273,047
	PILLAR Corp.	7,600	317,351
	Pilot Corp.	7,600	238,949
	Piolax, Inc.	8,500	95,557
#*	PKSHA Technology, Inc.	700	14,292
	Plus Alpha Consulting Co. Ltd.	8,300	119,235
#	Pole To Win Holdings, Inc.	10,000	20,463
#	Port, Inc.	3,300	46,500
	PR Times Corp.	2,500	42,735
	Premium Group Co. Ltd.	13,600	158,759
	Premium Water Holdings, Inc.	1,800	38,900
	Press Kogyo Co. Ltd.	25,900	146,383
	Prestige International, Inc.	29,600	132,660
	Prima Meat Packers Ltd.	9,000	160,770
	Procrea Holdings, Inc.	7,401	128,316
#	Pronexus, Inc.	4,200	31,444
#	Pro-Ship, Inc.	5,400	56,390
	PS Construction Co. Ltd.	5,040	99,030
	QB Net Holdings Co. Ltd.	3,700	33,244
	Qol Holdings Co. Ltd.	7,700	105,735
	Quick Co. Ltd.	12,000	67,493
#	Raccoon Holdings, Inc.	6,000	24,999

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raito Kogyo Co. Ltd.	16,600	$375,364
	Raiznext Corp.	13,300	216,900
	Raksul, Inc.	14,600	191,902
	Rakus Co. Ltd.	65,800	374,489
*	Rakuten Bank Ltd.	14,800	708,301
*	Rakuten Group, Inc.	37,800	226,638
#	Rasa Corp.	4,400	58,304
	Rasa Industries Ltd.	2,900	137,228
	Recruit Holdings Co. Ltd.	98,000	5,162,029
	Relo Group, Inc.	26,100	296,487
#	Renaissance, Inc.	3,700	26,049
	Renesas Electronics Corp.	113,100	1,880,339
	Rengo Co. Ltd.	71,900	615,949
#*	RENOVA, Inc.	13,800	61,713
	Resol Holdings Co. Ltd.	500	25,085
	Resona Holdings, Inc.	111,650	1,301,850
	Resonac Holdings Corp.	65,500	3,803,909
	Resorttrust, Inc.	67,000	780,722
	Restar Corp.	5,100	97,079
#	Retail Partners Co. Ltd.	8,300	72,498
	Rheon Automatic Machinery Co. Ltd.	6,000	59,720
#	Rhythm Co. Ltd.	2,400	63,058
	Ricoh Co. Ltd.	90,400	799,918
	Ricoh Leasing Co. Ltd.	6,700	259,640
	Riken Keiki Co. Ltd.	6,800	145,227
	Riken Technos Corp.	14,600	157,375
	Riken Vitamin Co. Ltd.	4,400	88,465
#	Ringer Hut Co. Ltd.	4,300	62,623
	Rinnai Corp.	25,100	659,261
	Rion Co. Ltd.	2,700	47,927
	Riso Kagaku Corp.	2,800	22,106
#	Riso Kyoiku Group Corp.	14,136	18,858
	Rohm Co. Ltd.	73,600	1,288,865
	Rohto Pharmaceutical Co. Ltd.	37,400	619,186
#	Rokko Butter Co. Ltd.	5,300	40,722
	Roland Corp.	5,000	123,416
#	Rorze Corp.	32,000	677,890
	Round One Corp.	70,700	499,482
	Royal Holdings Co. Ltd.	23,400	200,637
	RS Technologies Co. Ltd.	2,100	51,645
	Ryobi Ltd.	7,500	132,045
	RYODEN Corp.	6,400	152,564
	Ryohin Keikaku Co. Ltd.	84,600	1,687,330
	Ryoyo Ryosan Holdings, Inc.	7,816	157,521
		Shares	Value»
JAPAN — (Continued)
	S Foods, Inc.	6,900	$135,905
	S&B Foods, Inc.	5,400	152,532
#	Sac's Bar Holdings, Inc.	5,800	30,537
	Saibu Gas Holdings Co. Ltd.	5,400	83,447
	Saizeriya Co. Ltd.	9,200	372,150
	Sakai Chemical Industry Co. Ltd.	5,400	116,213
	Sakai Heavy Industries Ltd.	2,800	39,783
	Sakai Moving Service Co. Ltd.	5,120	96,646
	Sakata INX Corp.	16,000	245,362
	Sakata Seed Corp.	8,900	234,098
	Sala Corp.	18,339	131,520
	San Holdings, Inc.	8,000	76,824
	San ju San Financial Group, Inc.	7,790	252,728
	San-A Co. Ltd.	9,800	186,824
	San-Ai Obbli Co. Ltd.	26,600	378,020
	Sangetsu Corp.	14,900	304,177
	San-In Godo Bank Ltd.	51,000	521,697
#*	Sanken Electric Co. Ltd.	7,800	367,659
	Sanki Engineering Co. Ltd.	15,700	676,362
	Sanko Gosei Ltd.	6,000	37,385
	Sanko Metal Industrial Co. Ltd.	7,000	65,225
	Sankyo Co. Ltd.	53,500	836,875
	Sankyo Frontier Co. Ltd.	2,000	27,510
#	Sankyo Seiko Co. Ltd.	9,600	48,897
#	Sankyo Tateyama, Inc.	10,700	44,564
	Sankyu, Inc.	19,500	1,161,719
#	Sanoh Industrial Co. Ltd.	10,000	55,207
	Sanrio Co. Ltd.	23,900	739,429
	Sansei Technologies, Inc.	2,300	36,142
	Sanshin Electronics Co. Ltd.	2,900	58,822
#	Santec Holdings Corp.	1,600	107,779
	Santen Pharmaceutical Co. Ltd.	80,300	903,345
	Sanwa Holdings Corp.	31,600	715,781
	Sanyo Chemical Industries Ltd.	4,400	157,193
	Sanyo Denki Co. Ltd.	12,000	322,651

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sanyo Electric Railway Co. Ltd.	4,200	$55,041
	Sanyo Shokai Ltd.	3,400	96,703
	Sanyo Trading Co. Ltd.	8,758	90,006
#	Sapporo Holdings Ltd.	43,000	459,068
	Sata Construction Co. Ltd.	4,100	32,222
	Sato Corp.	8,135	122,059
	Sato Shoji Corp.	5,200	79,190
	Satori Electric Co. Ltd.	3,600	43,775
	Sawai Group Holdings Co. Ltd.	29,400	450,959
	SAXA, Inc.	2,100	89,527
#*	SBI ARUHI Corp.	7,200	41,355
#	SBI Global Asset Management Co. Ltd.	5,900	24,263
	SBI Holdings, Inc.	68,400	1,546,798
#	SBS Holdings, Inc.	5,900	147,082
	SCREEN Holdings Co. Ltd.	13,600	1,732,001
	Scroll Corp.	13,800	116,342
	SEC Carbon Ltd.	3,600	62,391
	Secom Co. Ltd.	17,000	622,771
	Seed Co. Ltd.	3,100	11,591
	Sega Sammy Holdings, Inc.	18,000	282,329
#	Segue Group Co. Ltd.	2,500	8,296
	Seibu Holdings, Inc.	27,000	715,397
	Seika Corp.	11,100	166,989
	Seikagaku Corp.	14,400	65,069
#	Seikitokyu Kogyo Co. Ltd.	7,000	75,632
	Seiko Epson Corp.	80,674	1,038,089
	Seiko Group Corp.	11,400	569,486
	Seino Holdings Co. Ltd.	34,400	535,519
	Seiren Co. Ltd.	12,700	259,903
	Sekisui Chemical Co. Ltd.	64,100	1,133,761
#	Sekisui House Ltd.	58,300	1,299,320
	Sekisui Jushi Corp.	9,000	121,100
*	Sekisui Kasei Co. Ltd.	9,100	24,867
	SEMITEC Corp.	1,600	24,890
	Senko Group Holdings Co. Ltd.	53,800	670,153
	Senshu Electric Co. Ltd.	3,200	119,579
	Senshu Ikeda Holdings, Inc.	83,500	442,022
	Septeni Holdings Co. Ltd.	10,000	28,211
	Seria Co. Ltd.	12,100	287,505
		Shares	Value»
JAPAN — (Continued)
	Seven & i Holdings Co. Ltd.	355,800	$5,095,268
	Seven Bank Ltd.	182,200	350,722
#	SFP Holdings Co. Ltd.	1,700	24,338
	SG Holdings Co. Ltd.	32,900	316,721
	Sharingtechnology, Inc.	8,000	60,124
*	Sharp Corp.	45,254	206,524
	Shibaura Machine Co. Ltd.	8,700	239,516
	Shibaura Mechatronics Corp.	3,900	587,957
	Shibusawa Logistics Corp.	16,800	141,201
	Shibuya Corp.	6,000	136,636
#*	SHIFT, Inc.	46,500	220,453
	Shiga Bank Ltd.	14,500	741,574
	Shikibo Ltd.	4,500	31,422
	Shikoku Bank Ltd.	12,700	167,402
	Shikoku Electric Power Co., Inc.	31,400	317,847
	Shikoku Kasei Holdings Corp.	11,500	320,225
	Shima Seiki Manufacturing Ltd.	4,100	27,001
	Shimadaya Corp.	1,800	20,827
	Shimadzu Corp.	22,400	607,087
	Shimamura Co. Ltd.	11,200	750,680
	Shimano, Inc.	5,474	623,967
	Shimizu Bank Ltd.	4,300	69,839
	Shimizu Corp.	59,200	1,051,328
	Shimojima Co. Ltd.	4,300	38,514
	Shin Nippon Air Technologies Co. Ltd.	5,800	123,319
	Shinagawa Refra Co. Ltd.	13,500	187,378
	Shindengen Electric Manufacturing Co. Ltd.	3,400	80,521
	Shin-Etsu Chemical Co. Ltd.	93,800	3,084,572
	Shin-Etsu Polymer Co. Ltd.	18,100	236,433
#	Shinki Bus Co. Ltd.	1,000	12,795
	Shinko Shoji Co. Ltd.	11,400	79,497
	Shinmaywa Industries Ltd.	20,300	286,838
	Shinnihon Corp.	13,500	174,281
#	Shinnihonseiyaku Co. Ltd.	3,100	41,241
	Shinsho Corp.	6,600	113,485
	Shinwa Co. Ltd. (3447 JP)	2,800	17,169
	Shinwa Co. Ltd. (7607 JP)	2,500	50,604

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shionogi & Co. Ltd.	92,100	$1,896,264
	Ship Healthcare Holdings, Inc.	28,600	471,439
	Shiseido Co. Ltd.	41,000	700,268
	Shizuoka Financial Group, Inc.	75,000	1,225,199
	Shizuoka Gas Co. Ltd.	14,000	110,816
	SHO-BOND Holdings Co. Ltd.	39,600	355,479
	Shoei Co. Ltd.	17,600	202,538
	Shoei Foods Corp.	2,200	57,953
	Showa Sangyo Co. Ltd.	6,200	126,300
	SIGMAXYZ Holdings, Inc.	24,000	121,257
	Siix Corp.	11,500	93,999
*	Simplex Holdings, Inc.	40,000	247,982
	Sinanen Holdings Co. Ltd.	1,600	65,968
	Sinfonia Technology Co. Ltd.	8,800	595,550
	Sinko Industries Ltd.	17,400	167,078
	Sintokogio Ltd.	12,700	93,639
	SK Kaken Co. Ltd.	2,000	138,004
#	SK-Electronics Co. Ltd.	2,900	62,504
	SKY Perfect JSAT Holdings, Inc.	53,800	777,672
	Skylark Holdings Co. Ltd.	60,800	1,238,878
	Skymark Airlines, Inc.	4,600	11,845
#	Smaregi, Inc.	2,900	51,256
	SMC Corp.	4,100	1,593,962
	SMK Corp.	1,799	32,325
	SMS Co. Ltd.	18,600	196,837
	Socionext, Inc.	49,300	659,696
	Soda Nikka Co. Ltd.	8,400	63,575
	Sodick Co. Ltd.	16,900	114,281
	SoftBank Corp.	1,669,000	2,268,603
	SoftBank Group Corp.	508,176	13,876,959
	Softcreate Holdings Corp.	6,400	85,874
	Software Service, Inc.	900	74,377
	Sojitz Corp.	42,540	1,551,234
	Soken Chemical & Engineering Co. Ltd.	6,000	109,447
	Solasto Corp.	14,200	84,073
#	Soliton Systems KK	3,100	39,195
	Sompo Holdings, Inc.	96,500	3,327,755
*	Sony Financial Group, Inc. 8729 JP	538,000	541,495
*	Sony Financial Group, Inc. SFGYY US, ADR	9,299	46,216
		Shares	Value»
JAPAN — (Continued)
	Sony Group Corp. (6758 JP)	538,000	$11,861,774
#	Sony Group Corp. (SONY US), Sponsored ADR	46,500	1,027,650
	Sotetsu Holdings, Inc.	15,000	271,108
	Space Co. Ltd.	5,050	50,404
	Sparx Group Co. Ltd.	7,580	80,734
	SPK Corp.	3,600	54,061
	S-Pool, Inc.	12,800	21,311
	Square Enix Holdings Co. Ltd.	6,900	119,242
#	SRA Holdings	3,800	138,161
#	SRE Holdings Corp.	2,900	55,481
#	SRS Holdings Co. Ltd.	9,600	77,332
	ST Corp.	3,000	29,632
#	ST HD Co. Ltd.	11,700	210,560
	Stanley Electric Co. Ltd.	32,500	640,257
	Star Mica Holdings Co. Ltd.	10,200	96,307
	Startia Holdings, Inc.	2,700	49,116
	Starts Corp., Inc.	12,500	396,563
	Starzen Co. Ltd.	17,700	151,199
	Stella Chemifa Corp.	2,900	99,647
	Step Co. Ltd.	2,900	45,921
	STI Foods Holdings, Inc.	3,300	27,825
	Strike Co. Ltd.	3,200	87,217
#	Studio Alice Co. Ltd.	3,700	47,653
	Subaru Corp.	168,116	3,609,141
#	Subaru Enterprise Co. Ltd.	3,000	58,656
	Sugi Holdings Co. Ltd.	27,800	638,962
	Sugimoto & Co. Ltd.	7,600	69,794
	SUMCO Corp.	100,000	1,044,001
	Sumida Corp.	10,500	80,398
	Suminoe Co. Ltd.	2,400	19,725
#	Sumiseki Holdings, Inc.	7,800	33,908
	Sumitomo Bakelite Co. Ltd.	25,900	912,196
	Sumitomo Chemical Co. Ltd.	306,800	933,323
	Sumitomo Corp.	72,900	2,960,403
	Sumitomo Electric Industries Ltd.	111,700	4,890,172
	Sumitomo Forestry Co. Ltd.	141,900	1,538,524
	Sumitomo Heavy Industries Ltd.	32,900	1,024,329
	Sumitomo Metal Mining Co. Ltd.	26,200	1,480,519
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	217,800	7,664,479

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Trust Group, Inc.	45,200	$1,509,625
	Sumitomo Osaka Cement Co. Ltd.	10,200	274,918
#*	Sumitomo Pharma Co. Ltd.	7,100	105,655
	Sumitomo Realty & Development Co. Ltd.	71,000	1,977,136
	Sumitomo Rubber Industries Ltd.	59,228	954,531
	Sumitomo Seika Chemicals Co. Ltd.	3,085	106,959
	Sumitomo Warehouse Co. Ltd.	24,700	592,504
	Sun Frontier Fudousan Co. Ltd.	15,900	252,208
	Sundrug Co. Ltd.	19,600	521,910
	Suntory Beverage & Food Ltd.	14,200	449,842
	Sun-Wa Technos Corp.	4,300	83,526
	Suruga Bank Ltd.	34,500	433,319
	Suzuden Corp.	1,000	11,100
	Suzuken Co. Ltd.	17,070	688,086
	Suzuki Co. Ltd.	6,500	105,066
	Suzuki Motor Corp.	184,000	2,508,853
	SWCC Corp.	14,200	1,058,342
#	Synchro Food Co. Ltd.	3,200	12,392
	Sysmex Corp.	66,000	624,509
	System Research Co. Ltd.	5,300	67,376
	System Support Holdings, Inc.	4,600	41,575
#	Systems Engineering Consultants Co. Ltd.	1,400	31,251
	Systena Corp.	103,500	339,635
#	Syuppin Co. Ltd.	8,000	60,008
	T Hasegawa Co. Ltd.	9,500	174,765
	T RAD Co. Ltd.	2,200	121,492
	T&D Holdings, Inc.	61,900	1,528,867
	Tachibana Eletech Co. Ltd.	6,280	123,670
#	Tachikawa Corp.	4,700	58,769
	Tachi-S Co. Ltd.	9,900	134,950
	Tadano Ltd.	30,600	226,147
	Taihei Dengyo Kaisha Ltd.	11,400	164,685
	Taiheiyo Cement Corp.	33,909	931,797
	Taiho Kogyo Co. Ltd.	4,900	26,851
	Taikisha Ltd.	11,200	250,198
	Taiko Bank Ltd.	3,600	55,248
	Taisei Corp.	6,800	678,287
		Shares	Value»
JAPAN — (Continued)
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,700	$45,072
	Taisei Oncho Co. Ltd.	1,100	33,444
	Taiyo Holdings Co. Ltd.	26,800	867,433
	Taiyo Yuden Co. Ltd.	38,900	822,560
	Takamatsu Construction Group Co. Ltd.	5,500	136,057
	Takamiya Co. Ltd.	13,500	38,588
	Takaoka Toko Co. Ltd.	4,200	125,554
	Takara & Co. Ltd.	2,400	65,855
	Takara Bio, Inc.	14,201	74,602
	Takara Holdings, Inc.	44,800	462,706
	Takara Standard Co. Ltd.	14,900	284,510
	Takasago International Corp.	25,500	249,004
	Takasago Thermal Engineering Co. Ltd.	16,400	474,136
#	Takashima & Co. Ltd.	13,600	79,640
	Takashimaya Co. Ltd.	87,200	1,089,954
#	Take & Give Needs Co. Ltd.	2,200	11,330
#	TAKEBISHI Corp.	3,200	47,313
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	134,453	4,576,740
	Takeuchi Manufacturing Co. Ltd.	13,000	538,252
#	Taki Chemical Co. Ltd.	1,600	40,659
#	Tama Home Co. Ltd.	4,400	105,699
	Tamron Co. Ltd.	44,000	293,709
	Tamura Corp.	28,300	116,642
	Tanabe Engineering Corp.	1,500	27,090
#	Tauns Laboratories, Inc.	7,600	26,201
	Tayca Corp.	6,000	54,073
	Tazmo Co. Ltd.	2,700	44,145
	TBS Holdings, Inc.	6,300	244,270
#	TDC Soft, Inc.	8,400	66,557
	TDK Corp. (6762 JP)	216,999	2,799,987
	TechMatrix Corp.	14,000	191,487
#	Techno Medica Co. Ltd.	2,700	38,888
	Techno Ryowa Ltd.	1,900	95,693
	Techno Smart Corp.	800	10,698
	Teijin Ltd.	47,063	455,305
	Teikoku Electric Manufacturing Co. Ltd.	4,300	84,747

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Teikoku Sen-I Co. Ltd.	4,500	$87,371
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	56,690
	Tekken Corp.	3,800	119,672
#	Temairazu, Inc.	1,200	24,107
#	Tenpos Holdings Co. Ltd.	500	12,171
	Tera Probe, Inc.	1,200	57,015
	Terasaki Electric Co. Ltd.	1,100	31,502
	Terumo Corp.	26,800	350,578
	Tess Holdings Co. Ltd.	14,200	33,828
	THK Co. Ltd.	21,200	633,399
	Tigers Polymer Corp.	3,500	21,803
	TIS, Inc.	39,600	1,152,301
	TKC Corp.	5,900	155,129
	Toa Corp. (1885 JP)	27,600	561,279
	Toa Corp. (6809 JP)	8,800	94,034
	TOA ROAD Corp.	11,500	129,634
	Toagosei Co. Ltd.	44,700	508,083
	TOBISHIMA HOLDINGS, Inc.	6,890	108,270
	Tobu Railway Co. Ltd.	22,700	400,755
	TOC Co. Ltd.	9,100	49,255
	Tocalo Co. Ltd.	26,300	439,994
	Tochigi Bank Ltd.	36,200	196,376
	Toda Corp.	76,500	667,748
	Toei Animation Co. Ltd.	10,100	167,890
	Toei Co. Ltd.	5,400	196,572
	Toell Co. Ltd.	2,100	11,747
	Toenec Corp.	18,500	245,080
	Toho Bank Ltd.	57,700	224,706
	Toho Co. Ltd. (8142 JP)	7,200	59,583
	Toho Co. Ltd. (9602 JP)	4,800	244,704
	Toho Gas Co. Ltd.	13,600	450,519
	Toho Holdings Co. Ltd.	17,200	514,215
	Toho Titanium Co. Ltd.	11,900	143,088
	Tohoku Bank Ltd.	4,300	42,468
	Tohoku Electric Power Co., Inc.	60,900	439,264
#	Tohokushinsha Film Corp.	14,100	57,901
	Tokai Carbon Co. Ltd.	64,500	446,299
	Tokai Corp.	6,700	106,797
	TOKAI Holdings Corp.	31,091	230,996
	Tokai Rika Co. Ltd.	15,618	316,555
	Tokai Tokyo Financial Holdings, Inc.	66,500	318,605
	Token Corp.	2,200	211,415
		Shares	Value»
JAPAN — (Continued)
	Tokio Marine Holdings, Inc. (8766 JP)	147,300	$5,490,244
	Tokushu Tokai Paper Co. Ltd.	9,000	96,124
	Tokuyama Corp.	24,877	650,391
	Tokyo Century Corp.	56,800	791,261
*	Tokyo Electric Power Co. Holdings, Inc.	155,900	585,609
	Tokyo Electron Device Ltd.	9,000	205,895
	Tokyo Electron Ltd.	30,000	7,993,765
	Tokyo Energy & Systems, Inc.	8,800	104,647
	Tokyo Gas Co. Ltd.	30,800	1,366,461
	Tokyo Kiraboshi Financial Group, Inc.	10,800	705,126
	Tokyo Ohka Kogyo Co. Ltd.	20,100	948,752
	Tokyo Rope Manufacturing Co. Ltd.	3,500	37,972
#	Tokyo Sangyo Co. Ltd.	7,700	47,579
	Tokyo Seimitsu Co. Ltd.	13,300	1,204,987
	Tokyo Steel Manufacturing Co. Ltd.	16,900	165,007
	Tokyo Tatemono Co. Ltd.	63,500	1,494,296
#	Tokyo Tekko Co. Ltd.	4,000	159,389
	Tokyotokeiba Co. Ltd.	6,100	211,295
	Tokyu Construction Co. Ltd.	22,500	185,923
	Tokyu Corp.	32,700	369,181
	Tokyu Fudosan Holdings Corp.	178,000	1,648,193
	Toli Corp.	17,400	85,773
	Tomato Bank Ltd.	3,000	31,226
#	Tomen Devices Corp.	1,300	98,094
	Tomoe Corp.	9,200	120,568
	Tomoe Engineering Co. Ltd.	7,800	97,399
	Tomoku Co. Ltd.	4,500	100,880
	TOMONY Holdings, Inc.	67,654	382,887
	Tomy Co. Ltd.	24,921	440,068
	TOPPAN Holdings, Inc.	24,220	748,150
	Topre Corp.	11,900	193,855
	Topy Industries Ltd.	4,700	95,256
	Toray Industries, Inc.	172,200	1,270,183
#	Torex Semiconductor Ltd.	3,700	35,274

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Toridoll Holdings Corp.	14,600	$393,834
#	Torigoe Co. Ltd.	6,600	44,705
	Torishima Pump Manufacturing Co. Ltd.	8,500	118,872
	Tosei Corp.	22,200	226,163
	Toshiba TEC Corp.	9,600	161,443
	Tosho Co. Ltd.	5,000	24,186
	Tosoh Corp.	84,300	1,375,827
	Totech Corp.	6,200	161,323
	Totetsu Kogyo Co. Ltd.	6,700	201,734
#	TOTO Ltd.	32,199	1,011,979
#	Tottori Bank Ltd.	4,100	45,408
	Tow Co. Ltd.	15,200	37,187
	Towa Bank Ltd.	12,100	90,297
#	Towa Pharmaceutical Co. Ltd.	10,260	238,961
	Toyo Corp.	7,900	91,455
#	Toyo Gosei Co. Ltd.	1,700	97,456
#	Toyo Innovex Co. Ltd.	6,400	28,139
	Toyo Kanetsu KK	6,800	117,078
	Toyo Seikan Group Holdings Ltd.	34,000	853,055
	Toyo Suisan Kaisha Ltd.	7,600	542,614
#	Toyo Tanso Co. Ltd.	4,900	171,201
	Toyo Tire Corp.	43,100	1,161,533
	Toyobo Co. Ltd.	25,700	220,554
	Toyoda Gosei Co. Ltd.	22,500	611,278
	Toyota Boshoku Corp.	25,700	431,553
	Toyota Industries Corp.	8,100	1,036,444
	Toyota Motor Corp. (7203 JP)	854,715	19,372,532
	Toyota Tsusho Corp.	104,100	3,791,241
	TPR Co. Ltd.	14,400	125,144
	Traders Holdings Co. Ltd.	4,960	31,192
	Transaction Co. Ltd.	9,800	75,588
	Transcosmos, Inc.	6,500	158,517
	TRE Holdings Corp.	17,352	192,561
#	Treasure Factory Co. Ltd.	5,100	56,148
*	Trend Micro, Inc. (4704 JP)	17,100	670,798
#	Tri Chemical Laboratories, Inc.	2,800	60,019
	Trusco Nakayama Corp.	14,200	224,424
	TS Tech Co. Ltd.	26,114	320,813
	TSI Holdings Co. Ltd.	18,400	125,507
#*	Tsubaki Nakashima Co. Ltd.	16,100	36,304
		Shares	Value»
JAPAN — (Continued)
	Tsubakimoto Chain Co.	31,500	$483,206
#	Tsubakimoto Kogyo Co. Ltd.	5,100	94,256
#	Tsuburaya Fields Holdings, Inc.	10,600	125,587
	Tsugami Corp.	15,200	316,149
	Tsukishima Holdings Co. Ltd.	11,200	215,188
#	Tsukuba Bank Ltd.	27,700	91,599
	Tsumura & Co.	19,000	502,261
	Tsuruha Holdings, Inc.	78,375	1,248,887
	Tsurumi Manufacturing Co. Ltd.	8,800	124,218
	Tsutsumi Jewelry Co. Ltd.	2,700	46,036
	Tsuzuki Denki Co. Ltd.	1,500	35,339
	TV Asahi Holdings Corp.	8,100	187,329
	Tv Tokyo Holdings Corp.	3,500	103,524
#	TWOSTONE&Sons	1,500	6,480
	TYK Corp.	5,300	21,163
	UACJ Corp.	54,932	869,437
	UBE Corp.	25,300	437,520
	Uchida Yoko Co. Ltd.	12,500	168,032
	Ukai Co. Ltd.	500	10,817
	ULS Group, Inc.	7,000	25,808
	Ulvac, Inc.	11,300	606,721
	U-Next Holdings Co. Ltd.	20,400	245,581
	Unicharm Corp.	111,300	675,947
	Unipres Corp.	10,323	91,305
	UNISOL Holdings Corp.	7,553	111,574
	United Arrows Ltd.	8,000	124,552
#	United Super Markets Holdings, Inc.	22,173	133,644
*	Universal Entertainment Corp.	6,800	34,295
	Urbanet Corp. Co. Ltd.	8,600	31,458
	User Local, Inc.	2,500	29,936
	Ushio, Inc.	32,400	582,443
	USS Co. Ltd.	75,900	838,644
	UT Group Co. Ltd.	150,000	200,224
	V Technology Co. Ltd.	3,500	70,608
	Valor Holdings Co. Ltd.	14,201	321,519
	Valqua Ltd.	5,600	158,824
#	Value HR Co. Ltd.	6,600	59,259
	ValueCommerce Co. Ltd.	5,600	23,477
	Vector, Inc.	6,200	58,653

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Vertex Corp.	23,640	$202,558
	Vision, Inc.	12,000	100,621
*	Visional, Inc.	7,100	391,281
	Vital KSK Holdings, Inc.	10,978	99,679
	VT Holdings Co. Ltd.	28,400	99,831
	Wacoal Holdings Corp.	10,900	307,334
	Wacom Co. Ltd.	52,300	253,448
	Wakachiku Construction Co. Ltd.	2,700	80,329
	Wakita & Co. Ltd.	15,800	205,889
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	84,593
	Waseda Academy Co. Ltd.	2,700	36,421
	Watahan & Co. Ltd.	5,000	45,806
	WATAMI Co. Ltd.	4,700	28,996
#	WDB Holdings Co. Ltd.	2,700	28,002
	Weathernews, Inc.	3,000	79,079
	Wellneo Sugar Co. Ltd.	2,800	51,781
	Wellnet Corp.	7,500	32,041
#	West Holdings Corp.	9,350	96,215
	West Japan Railway Co.	30,200	617,120
	Will Group, Inc.	6,900	53,106
*	WingArc1st, Inc.	5,500	115,881
	Workman Co. Ltd.	2,600	106,965
	World Co. Ltd.	9,700	196,843
	World Holdings Co. Ltd.	2,400	39,287
	Wowow, Inc.	2,300	21,559
#*	W-Scope Corp.	8,000	8,749
#	Xebio Holdings Co. Ltd.	8,500	59,193
#	YAC Holdings Co. Ltd.	3,400	24,356
	Yahagi Construction Co. Ltd.	6,500	97,563
	Yakult Honsha Co. Ltd.	34,300	554,277
	YAKUODO Holdings Co. Ltd.	4,100	53,176
	YAMABIKO Corp.	14,000	291,451
	YAMADA Consulting Group Co. Ltd.	4,000	44,775
	Yamada Holdings Co. Ltd.	114,428	401,156
#	Yamae Group Holdings Co. Ltd.	5,200	94,073
#	Yamagata Bank Ltd.	6,600	94,481
	Yamaguchi Financial Group, Inc.	47,000	748,660
	Yamaha Corp.	74,200	539,320
		Shares	Value»
JAPAN — (Continued)
	Yamaha Motor Co. Ltd.	183,000	$1,381,961
	Yamaichi Electronics Co. Ltd.	10,400	395,246
#	Yamami Co.	1,200	37,858
	Yamanashi Chuo Bank Ltd.	8,700	266,996
	Yamatane Corp.	7,600	111,119
	Yamato Corp.	7,100	107,345
	Yamato Holdings Co. Ltd.	46,510	608,105
	Yamato Kogyo Co. Ltd.	10,700	771,385
	Yamau Holdings Co. Ltd.	1,100	17,847
#	Yamaura Corp.	2,400	22,831
	Yamazaki Baking Co. Ltd.	35,500	752,155
	Yamazen Corp.	14,200	130,971
#	Yashima Denki Co. Ltd.	5,500	109,286
	Yaskawa Electric Corp.	10,300	328,768
	Yasuda Logistics Corp.	6,700	96,544
	Yellow Hat Ltd.	25,400	277,310
	Yodoko Ltd.	43,500	394,101
	Yokogawa Bridge Holdings Corp.	11,600	233,473
	Yokogawa Electric Corp.	29,800	993,498
	Yokohama Financial Group, Inc.	154,617	1,408,210
	Yokohama Rubber Co. Ltd.	48,300	1,906,415
#	Yokorei Co. Ltd.	13,200	108,396
	Yokowo Co. Ltd.	8,200	116,797
#	Yomeishu Seizo Co. Ltd.	1,700	46,992
	Yondenko Corp.	10,200	110,525
	Yonex Co. Ltd.	22,100	465,926
#	Yorozu Corp.	7,600	50,057
#*	Yoshimura Food Holdings KK	2,900	16,354
#	Yoshinoya Holdings Co. Ltd.	15,000	296,245
#	Yossix Holdings Co. Ltd.	1,300	26,439
	Yotai Refractories Co. Ltd.	500	5,886
	Yuasa Trading Co. Ltd.	7,100	260,218
	Yukiguni Factory Co. Ltd.	8,900	61,130
	Yurtec Corp.	15,000	263,732
#	Yushin Co.	4,200	20,674
	Yushiro, Inc.	3,700	72,654

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yutaka Giken Co. Ltd.	1,900	$40,443
	Zacros Corp.	20,800	156,611
	Zaoh Co. Ltd.	1,500	24,891
#	Zenitaka Corp.	1,000	50,872
	Zenkoku Hosho Co. Ltd.	30,700	610,365
	Zenrin Co. Ltd.	10,800	73,253
	Zensho Holdings Co. Ltd.	14,577	790,028
	Zeon Corp.	52,000	635,432
	ZERIA Pharmaceutical Co. Ltd.	7,500	99,602
	ZIGExN Co. Ltd.	15,100	45,780
	Zojirushi Corp.	7,600	75,974
	ZOZO, Inc.	67,000	553,383
#	Zuiko Corp.	5,900	38,324
TOTAL JAPAN			757,160,949
KUWAIT — (0.2%)
	A'ayan Leasing & Investment Co. KSCP	212,894	144,938
*	Acico Industries Co. KSC	78,758	106,763
	Agility Public Warehousing Co. KSCC	388,123	170,156
	Al Ahli Bank of Kuwait KSCP	287,679	276,858
*	Al Argan International Real Estate Co. KSCP	59,335	19,220
††	Al-Eid Food KSC	63,719	33,613
	Ali Alghanim Sons Automotive Co. KSCC	55,081	198,746
*	Alimtiaz Investment Group KSC	415,070	68,016
††	Arabi Group Holding KSC	11,040	2,588
	Arzan Financial Group for Financing & Investment KPSC	211,790	231,547
*	Asiya Capital Investments Co. KSCP	238,493	31,016
	Beyout Holding Co. KPSC	38,962	45,639
	Boubyan Bank KSCP	35,670	78,721
	Boubyan Petrochemicals Co. KSCP	137,857	254,066
	Boursa Kuwait Securities Co. KPSC	34,953	358,563
	Burgan Bank SAK	207,034	134,346
		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	34,732	$111,715
	Commercial Facilities Co. SAKP	149,075	131,842
	Commercial Real Estate Co. KSC	326,642	219,474
	Gulf Bank KSCP	469,155	526,709
	Gulf Cables & Electrical Industries Group Co. KSCP	43,638	284,735
	Heavy Engineering & Ship Building Co. KSCP	33,371	85,382
	Humansoft Holding Co. KSC	28,369	244,577
*	IFA Hotels & Resorts-KPSC	13,490	37,641
	Integrated Holding Co. KCSC	62,758	87,207
	JTC Logistics Transportation & Stevedoring Co. KSCP	17,152	24,059
	KAMCO Investment Co. KSC	57,693	39,505
	Kuwait Business Town Real Estate Co. KSCP	46,181	12,060
	Kuwait Cement Co. KSC	128,229	172,512
	Kuwait Finance House KSCP	657,392	1,729,917
	Kuwait Financial Centre SAK	121,256	55,647
	Kuwait International Bank KSCP	406,965	360,447
	Kuwait Investment Co. SAK	97,197	67,081
	Kuwait Portland Cement Co. KSC	18,152	37,344
*	Kuwait Real Estate Co. KSC	218,046	248,205
	Kuwait Telecommunications Co.	89,948	192,297
	Mabanee Co. KPSC	101,327	331,629
	Mezzan Holding Co. KSCC	44,467	148,392
	Mobile Telecommunications Co. KSCP	631,416	1,052,086
*	Munshaat Real Estate Projects Co. KSCP	42,428	31,160
	National Bank of Kuwait SAKP	439,901	1,362,980

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	National Consumer Holding Co. SAK	117,998	$39,177
	National Industries Group Holding SAK	451,968	388,495
	National Investments Co. KSCP	215,412	190,075
	Oula Fuel Marketing Co.	67,634	56,339
*	Privatization Holding Co. KSCP	218,356	48,566
*	Rasiyat Holding Co.	8,886	10,634
*	Real Estate Trade Centers Co. KSC	6,348	5,052
	Salhia Real Estate Co. KSCP	100,574	127,877
*	Securities House KSC	134,324	30,604
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	133,500	62,619
	Specialities Group Holding Co. KSCC	21,540	10,500
*	Warba Bank KSCP	757,380	699,039
TOTAL KUWAIT			11,418,376
MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	67,889
	Able Global Bhd.	36,500	15,482
#	Aeon Co. M Bhd.	145,400	45,661
#	AEON Credit Service M Bhd.	60,198	89,569
#*	AFFIN Bank Bhd.	217,675	147,793
	Ajinomoto Malaysia Bhd.	5,800	20,083
	Alliance Bank Malaysia Bhd.	289,494	384,529
	Allianz Malaysia Bhd.	18,500	107,954
	AME Elite Consortium Bhd.	96,100	36,580
	AMMB Holdings Bhd. (AMM MK)	388,600	635,559
#	Ancom Nylex Bhd.	253,661	59,867
*	Astro Malaysia Holdings Bhd.	608,000	14,676
#	Aurelius Technologies Bhd.	93,900	17,311
	Axiata Group Bhd.	687,190	400,663
#	Bank Islam Malaysia Bhd.	199,900	125,269
	Batu Kawan Bhd.	10,900	53,490
*	Berjaya Corp. Bhd.	786,982	53,766
*	Berjaya Land Bhd.	466,800	32,647
*	Bermaz Auto Bhd.	272,800	57,338
		Shares	Value»
MALAYSIA — (Continued)
#	British American Tobacco Malaysia Bhd.	38,700	$45,753
*	Bumi Armada Bhd.	871,200	67,615
#	Bursa Malaysia Bhd.	181,450	415,348
#	Cahya Mata Sarawak Bhd.	110,700	40,408
#	Carlsberg Brewery Malaysia Bhd.	53,000	235,811
	CCK Consolidated Holdings Bhd.	32,400	11,161
	CelcomDigi Bhd.	164,300	135,886
	CIMB Group Holdings Bhd.	762,241	1,660,704
	Crescendo Corp. Bhd.	22,200	7,095
#	D&O Green Technologies Bhd.	237,300	37,528
#*	Dagang NeXchange Bhd.	672,000	50,346
#	Dayang Enterprise Holdings Bhd.	182,300	83,131
#	Dialog Group Bhd.	302,100	125,991
	DRB-Hicom Bhd.	266,700	73,062
	Duopharma Biotech Bhd.	68,089	23,672
	Dutch Lady Milk Industries Bhd.	4,500	37,610
	DXN Holdings Bhd.	30,500	3,909
#*	Eastern & Oriental Bhd.	373,500	69,548
	Eco World Development Group Bhd.	290,100	164,158
#	EG Industries Bhd.	146,500	41,993
*	Ekovest Bhd.	703,100	46,213
	Farm Fresh Bhd.	238,800	173,472
#	Formosa Prosonic Industries Bhd.	55,700	16,229
#	Fraser & Neave Holdings Bhd.	19,800	179,134
#	Frontken Corp. Bhd.	394,750	384,791
	Gamuda Bhd.	117,968	132,635
	Gas Malaysia Bhd.	81,500	95,440
	Genting Bhd.	477,700	346,145
#	Genting Malaysia Bhd.	664,200	333,651
	Genting Plantations Bhd.	60,500	79,223
#*	Greatech Technology Bhd.	187,600	83,840
	Guan Chong Bhd.	282,533	49,348
	HAP Seng Consolidated Bhd.	92,700	70,274
#	Hap Seng Plantations Holdings Bhd.	48,500	28,110

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Hartalega Holdings Bhd.	434,100	$101,640
#	Heineken Malaysia Bhd.	36,100	218,872
	Hextar Global Bhd.	342,000	72,995
	Hiap Teck Venture Bhd.	410,500	28,328
	Hibiscus Petroleum Bhd.	182,000	71,902
#	Hong Leong Bank Bhd.	22,580	147,769
#	Hong Leong Financial Group Bhd.	24,978	141,670
	Hong Leong Industries Bhd.	19,300	82,819
#	Hume Cement Industries Bhd.	23,800	21,663
#	Hup Seng Industries Bhd.	73,100	19,292
	IHH Healthcare Bhd.	60,700	137,817
#	IJM Corp. Bhd.	427,700	290,694
#	Inari Amertron Bhd.	144,425	59,033
#	IOI Corp. Bhd.	87,900	88,761
	IOI Properties Group Bhd.	350,425	283,435
	ITMAX SYSTEM Bhd.	90,500	116,536
	JAKS Resources Bhd.	841,400	21,431
#	Jaya Tiasa Holdings Bhd.	174,000	46,414
	Keck Seng Malaysia Bhd.	28,200	39,522
#	Kelington Group Bhd.	140,000	187,867
	Kenanga Investment Bank Bhd.	38,300	8,369
	Kerjaya Prospek Group Bhd.	105,989	72,955
#	Kim Loong Resources Bhd.	78,000	47,501
#	Kossan Rubber Industries Bhd.	421,600	108,316
#	KPJ Healthcare Bhd.	282,100	198,223
	Kretam Holdings Bhd.	69,600	12,161
#	KSL Holdings Bhd.	104,655	81,038
	Kuala Lumpur Kepong Bhd.	43,536	215,454
#	Lagenda Properties Bhd.	99,600	37,875
	LBS Bina Group Bhd.	202,600	20,822
	Leong Hup International Bhd.	318,300	63,887
#*Ω	Lotte Chemical Titan Holding Bhd.	160,100	15,613
	LPI Capital Bhd.	64,540	247,670
#	Magni-Tech Industries Bhd.	146,900	76,842
#	Magnum Bhd.	274,315	91,917
		Shares	Value»
MALAYSIA — (Continued)
	Mah Sing Group Bhd.	437,775	$127,816
#	Malakoff Corp. Bhd.	364,600	72,168
	Malayan Banking Bhd.	201,297	602,457
	Malayan Cement Bhd.	16,800	34,043
#	Malayan Flour Mills Bhd.	308,600	49,288
	Malaysia Smelting Corp. Bhd.	70,800	34,285
	Malaysian Pacific Industries Bhd.	19,200	156,037
#	Malaysian Resources Corp. Bhd.	545,720	48,545
#	Matrix Concepts Holdings Bhd.	460,198	167,455
#	Maxis Bhd.	150,400	145,958
	MBM Resources Bhd.	57,700	77,260
	MBSB Bhd.	714,632	132,507
	Mega First Corp. Bhd.	182,800	150,991
	Mi Technovation Bhd.	73,500	58,657
	MISC Bhd.	111,600	226,371
#	MKH Bhd.	100,700	26,146
	MKH Oil Palm East Kalimantan Bhd.	14,385	2,241
	MNRB Holdings Bhd.	182,774	120,058
#Ω	Mr. DIY Group M Bhd.	504,300	234,555
	Muhibbah Engineering M Bhd.	185,600	25,747
	Nestle Malaysia Bhd.	5,700	161,930
*	NEXG Bhd.	385,800	28,805
††	Nylex Malaysia Bhd.	2,335	27
#	OCK Group Bhd.	205,000	19,541
#	Oriental Holdings Bhd.	77,700	135,592
#	OSK Holdings Bhd.	616,124	262,394
	Padini Holdings Bhd.	145,450	71,746
	Panasonic Manufacturing Malaysia Bhd.	5,300	9,790
	Pantech Group Holdings Bhd.	131,400	21,772
#	Paramount Corp. Bhd.	146,300	38,982
	Pecca Group Bhd.	44,400	18,939
#	Perak Transit Bhd.	169,750	11,415
#	Petronas Chemicals Group Bhd.	134,800	110,664
#	Petronas Dagangan Bhd.	34,000	182,770
#	Petronas Gas Bhd.	27,100	126,362
	PPB Group Bhd.	124,920	357,473
	Press Metal Aluminium Holdings Bhd.	291,100	558,018

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Public Bank Bhd.	1,063,600	$1,314,602
#	QL Resources Bhd.	296,737	302,462
*	Ranhill Utilities Bhd.	168,104	73,270
#	RCE Capital Bhd.	177,200	52,140
	RGB International Bhd.	365,300	24,089
	RHB Bank Bhd.	146,376	313,693
#	Sam Engineering & Equipment M Bhd.	69,800	62,043
	Sarawak Oil Palms Bhd.	100,150	97,324
	Scientex Bhd.	292,500	286,535
	SD Guthrie Bhd.	210,136	311,082
	Sime Darby Bhd.	694,370	380,296
#	Sime Darby Property Bhd.	751,470	286,312
	SKP Resources Bhd.	262,649	40,355
#*	Solarvest Holdings Bhd.	122,200	77,923
	Southern Cable Group Bhd.	42,500	22,350
	SP Setia Bhd. Group	580,379	144,812
#	Sports Toto Bhd.	220,724	72,830
#	Sunway Bhd.	116,754	170,274
	Sunway Construction Group Bhd.	88,890	133,489
#*	Supermax Corp. Bhd.	572,578	43,860
	Syarikat Takaful Malaysia Keluarga Bhd.	104,145	91,668
#	Ta Ann Holdings Bhd.	86,480	101,797
	Taliworks Corp. Bhd.	122,766	14,661
	Telekom Malaysia Bhd.	124,912	250,556
	Tenaga Nasional Bhd.	111,700	395,207
#	Teo Seng Capital Bhd.	44,400	12,177
	Thong Guan Industries Bhd.	59,400	17,479
	TIME dotCom Bhd.	106,400	161,156
	Top Glove Corp. Bhd.	1,579,700	244,315
#*	Tropicana Corp. Bhd.	247,716	74,618
	TSH Resources Bhd.	142,000	44,432
#	Uchi Technologies Bhd.	83,700	64,848
#	UEM Sunrise Bhd.	400,200	66,516
	United Plantations Bhd.	51,000	390,619
	UOA Development Bhd.	176,020	83,481
*	Vantris Energy Bhd.	94,990	8,916
	Velesto Energy Bhd.	1,107,073	85,429
	ViTrox Corp. Bhd.	80,900	89,404
#	VS Industry Bhd.	641,067	68,179
	Wasco Bhd.	75,600	17,698
#*	WCT Holdings Bhd.	364,227	54,505
	Wellcall Holdings Bhd.	127,300	42,654
		Shares	Value»
MALAYSIA — (Continued)
#	Westports Holdings Bhd.	105,217	$163,137
	Yinson Holdings Bhd.	440,269	263,591
#	YTL Corp. Bhd.	959,340	505,842
#	YTL Power International Bhd.	179,384	146,838
	Zetrix Ai Bhd.	1,421,456	290,384
TOTAL MALAYSIA			23,761,116
MEXICO — (0.7%)
*	Alpek SAB de CV	713,775	371,264
	Alsea SAB de CV	109,033	332,602
	America Movil SAB de CV (2228390D US), ADR	2,021	41,835
	America Movil SAB de CV (AMXB MM)	1,262,696	1,305,614
	Arca Continental SAB de CV	37,700	424,654
*	Axtel SAB de CV	423,298	68,063
Ω	Banco del Bajio SA	218,152	638,253
#	Becle SAB de CV	83,268	87,766
	Bolsa Mexicana de Valores SAB de CV	96,880	194,359
	Cemex SAB de CV (CEMEXCPO MM)	2,131,083	2,648,611
	Cemex SAB de CV (CX US), Sponsored ADR	106,419	1,328,109
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	68,466	718,039
	Consorcio ARA SAB de CV	312,104	70,543
*	Controladora AXTEL SAB de CV	1,784,541	89,860
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	209,154	202,141
	Corp. Inmobiliaria Vesta SAB de CV	126,344	390,325
	Corporativo Fragua SAB de CV	380	11,525
	El Puerto de Liverpool SAB de CV, Class C1	29,011	174,969
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	50,113	522,952
	GCC SAB de CV	53,330	574,070

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Genomma Lab Internacional SAB de CV, Class B	156,950	$149,352
	Gentera SAB de CV	389,915	1,083,667
	Gruma SAB de CV, Class B	39,470	711,323
	Grupo Aeroportuario del Centro Norte SAB de CV	80,213	1,171,249
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,644	704,961
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,264	897,306
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	204	70,407
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	11,168	386,260
#	Grupo Bimbo SAB de CV	197,989	688,135
	Grupo Carso SAB de CV	34,899	237,419
#	Grupo Comercial Chedraui SA de CV	87,257	597,158
	Grupo Financiero Banorte SAB de CV, Class O	191,668	2,160,813
#	Grupo Financiero Inbursa SAB de CV, Class O	290,256	728,464
	Grupo Herdez SAB de CV	54,050	228,435
*	Grupo Hotelero Santa Fe SAB de CV	60,872	13,706
*	Grupo Industrial Saltillo SAB de CV	7,630	5,719
	Grupo Mexico SAB de CV	177,888	1,962,814
*	Grupo Nutrisa SAB de CV	54,050	13,918
#	Grupo Rotoplas SAB de CV	43,386	29,270
*	Grupo Simec SAB de CV (SIMECB MM)	33,392	341,076
	Grupo Televisa SAB (TLEVICPO MM)	466,624	307,594
	Grupo Televisa SAB (TV US), Sponsored ADR	12,209	39,923
#*Ω	Grupo Traxion SAB de CV	63,274	50,109
		Shares	Value»
MEXICO — (Continued)
*	Industrias CH SAB de CV	73,798	$734,771
*	Industrias Penoles SAB de CV	47,800	2,770,737
	Kimberly-Clark de Mexico SAB de CV, Class A	231,975	513,833
	La Comer SAB de CV	186,773	400,243
	Megacable Holdings SAB de CV	282,305	991,040
*	Minera Frisco SAB de CV, Class A1	307,440	233,975
*Ω	Nemak SAB de CV	781,806	150,760
*	Ollamani SAB	21,064	90,627
	Operadora De Sites Mexicanos SAB de CV, Class A-1	67,046	62,343
	Orbia Advance Corp. SAB de CV	158,347	167,988
	Organizacion Cultiba SAB de CV	15,310	9,724
	Organizacion Soriana SAB de CV, Class B	50,685	103,829
*	Promotora de Hoteles Norte 19 SAB de CV	142,020	51,360
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	54,078	846,323
#	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,273	87,392
#	Qualitas Controladora SAB de CV	61,572	573,300
	Regional SAB de CV	84,693	759,552
	Sigma Foods SAB de CV	2,058,476	2,035,389
#*	Sitios Latinoamerica SAB de CV	233,407	73,190
*	Vista Energy SAB de CV (VIST US), ADR	4,662	282,004
#*	Vista Energy SAB de CV (VISTAA MM)	1,130	68,346
	Wal-Mart de Mexico SAB de CV	194,783	618,143
TOTAL MEXICO			34,399,501
NETHERLANDS — (2.4%)
	Aalberts NV	35,456	1,361,458

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
Ω	ABN AMRO Bank NV	114,996	$4,236,826
	Acomo NV	5,847	172,450
*Ω	Adyen NV	1,106	1,640,025
	Aegon Ltd. (AEG US)	37,459	291,805
	Aegon Ltd. (AGN NA)	368,518	2,894,516
#	Akzo Nobel NV	43,431	3,042,702
	Allfunds Group PLC	121,224	1,174,791
	AMG Critical Materials NV	10,344	442,514
	Aperam SA	13,700	589,489
#	Arcadis NV	30,386	1,364,639
	ArcelorMittal SA (MT NA)	51,013	2,770,415
#	ArcelorMittal SA (MT US)	9,714	524,265
	ASM International NV	5,632	4,729,941
	ASML Holding NV (ASML NA)	4,870	6,983,118
	ASML Holding NV (ASML US)	22,102	31,451,146
	ASR Nederland NV	50,989	3,703,364
#*	Avantium NV	3,710	29,016
*Ω	Basic-Fit NV	16,265	620,041
	BE Semiconductor Industries NV	10,172	1,979,912
#	Brunel International NV	6,759	59,978
#	Coca-Cola Europacific Partners PLC	33,278	3,043,061
	Corbion NV	16,505	396,438
Ω	CTP NV	25,558	557,182
#*	Fastned BV	686	17,853
*	Flow Traders Ltd.	12,372	402,492
	ForFarmers NV	13,915	92,023
	Fugro NV	20,323	280,836
	HAL Trust	658	121,452
	Havas NV	16,710	345,262
	Heineken NV	20,373	1,681,783
#	IMCD NV	14,656	1,369,932
	ING Groep NV (ING US), Sponsored ADR	6,500	191,035
	ING Groep NV (INGA NA)	196,229	5,786,969
*	InPost SA	81,642	1,279,641
	JDE Peet's NV	16,391	617,074
	Kendrion NV	5,103	89,892
	Koninklijke Ahold Delhaize NV (AD NA)	166,464	6,508,756
	Koninklijke BAM Groep NV	116,385	1,220,611
	Koninklijke Heijmans NV	14,198	1,156,858
	Koninklijke KPN NV	1,505,567	7,373,533
#	Koninklijke Philips NV (PHG US)	43,974	1,262,054
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Philips NV (PHIA NA)	57,458	$1,649,953
	Koninklijke Vopak NV	20,794	1,037,807
*	Magnum Ice Cream Co. NV	3,020	53,618
*	Magnum Ice Cream Co. NV MICC NA	1,298	23,069
*	Magnum Ice Cream Co. NV MICC US	34,289	608,630
	Nedap NV	2,056	212,218
	NN Group NV	86,738	6,875,478
*	NX Filtration NV	1,991	5,002
*	Pharming Group NV	169,497	345,568
	PostNL NV	41,442	58,033
	Prosus NV (PRX NA)	62,008	3,565,537
	Prosus NV (PRX SJ)	1,987	114,231
#	Randstad NV	36,450	1,304,419
	SBM Offshore NV	58,977	2,118,468
#*	SIF Holding NV	5,614	51,083
Ω	Signify NV	38,437	816,000
#	Sligro Food Group NV	7,429	100,085
	TKH Group NV	15,293	671,127
*	TomTom NV	11,376	85,472
	Universal Music Group NV	80,489	1,973,392
	Van Lanschot Kempen NV	12,655	767,387
	Wolters Kluwer NV	27,120	2,546,649
TOTAL NETHERLANDS			128,840,374
NEW ZEALAND — (0.2%)
#	a2 Milk Co. Ltd.	56,181	333,866
	Air New Zealand Ltd.	541,844	189,162
	Auckland International Airport Ltd.	67,727	337,484
#	Channel Infrastructure NZ Ltd.	121,181	212,522
#	Chorus Ltd. (CNU NZ)	172,535	986,585
	Contact Energy Ltd.	130,868	737,548
	EBOS Group Ltd.	26,501	410,545
	Fisher & Paykel Healthcare Corp. Ltd.	27,438	640,988
*	Fletcher Building Ltd. (FBU AU)	3,423	7,692
*	Fletcher Building Ltd. (FBU NZ)	243,118	546,573
	Fonterra Co-Operative Group Ltd.	20,324	100,228
	Freightways Group Ltd.	58,334	512,368
	Genesis Energy Ltd.	157,518	230,524
*	Gentrack Group Ltd.	12,157	55,830
	Hallenstein Glasson Holdings Ltd.	26,041	155,504

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Heartland Group Holdings Ltd.	248,158	$180,006
	Infratil Ltd.	39,073	259,924
	Investore Property Ltd.	61,732	41,049
*	KMD Brands Ltd.	197,467	32,606
	Mainfreight Ltd.	8,479	343,227
	Mercury NZ Ltd.	39,370	150,197
	Meridian Energy Ltd.	30,407	103,152
#	Napier Port Holdings Ltd.	14,348	32,556
	NZME Ltd. (NZM AU)	54,459	37,204
	NZX Ltd.	110,419	100,327
*	Oceania Healthcare Ltd.	238,522	121,482
#	Port of Tauranga Ltd.	37,905	183,054
*	Rakon Ltd.	28,043	23,864
*	Ryman Healthcare Ltd.	125,466	210,278
	Sanford Ltd.	20,591	90,641
	Scales Corp. Ltd.	49,657	171,723
*	Serko Ltd.	3,631	6,454
	Skellerup Holdings Ltd.	64,548	200,987
	SKY Network Television Ltd.	56,838	114,159
#*	SKYCITY Entertainment Group Ltd.	306,429	170,806
	Spark New Zealand Ltd.	176,310	239,987
*	Steel & Tube Holdings Ltd.	32,029	12,889
	Summerset Group Holdings Ltd.	97,010	674,659
#	Tourism Holdings Ltd.	44,694	69,366
	TOWER Ltd.	123,362	143,402
	Turners Automotive Group Ltd.	26,026	135,057
	Vector Ltd.	26,039	75,604
*	Vista Group International Ltd.	32,932	36,750
*	Warehouse Group Ltd.	33,171	14,595
TOTAL NEW ZEALAND			9,433,424
NORWAY — (0.5%)
	2020 Bulkers Ltd.	5,584	82,927
	ABG Sundal Collier Holding ASA	105,016	88,369
	AF Gruppen ASA	9,872	189,037
	Akastor ASA	52,076	72,438
	Aker ASA, Class A	1,200	110,528
#*	Aker BioMarine ASA	1,327	13,329
	Aker BP ASA	43,444	1,278,899
	Aker Solutions ASA	101,751	371,802
	Archer Ltd.	15,404	40,616
		Shares	Value»
NORWAY — (Continued)
	Arendals Fossekompani ASA	161	$2,587
	Atea ASA	16,472	263,600
	Austevoll Seafood ASA	27,631	265,618
*Ω	AutoStore Holdings Ltd.	17,990	20,854
	B2 Impact ASA	75,199	162,248
#	Bakkafrost P	4,071	196,658
	Bluenord ASA	7,735	361,542
	Bonheur ASA	7,630	199,734
	Borregaard ASA	21,124	425,108
#	Bouvet ASA	25,196	152,234
#*	BW Energy Ltd.	4,594	22,146
Ω	BW LPG Ltd. BWLPG NO	28,644	453,453
	BW Offshore Ltd.	30,988	151,007
*	Cadeler AS (CADLR NO)	13,474	80,209
#*	Cadeler AS (CDLR US), ADR	817	19,526
*	Cloudberry Clean Energy ASA	69,815	89,720
#	DNB Bank ASA	53,478	1,533,393
	DNO ASA	140,932	239,382
	DOF Group ASA	29,659	347,131
Ω	Elkem ASA	85,851	255,033
Ω	Elmera Group ASA	32,302	134,879
	Elopak ASA	35,209	182,991
Ω	Entra ASA	9,405	110,148
	Equinor ASA	118,246	3,178,276
Ω	Europris ASA	64,160	589,431
*	FLEX LNG Ltd. (FLNG NO)	4,924	131,471
	Frontline PLC	22,423	638,272
	Gjensidige Forsikring ASA	3,393	96,573
*	Grieg Seafood ASA	10,179	78,816
	Hafnia Ltd.	70,806	434,030
#*	Hexagon Composites ASA	27,404	22,095
	Himalaya Shipping Ltd. HSHP US	4,085	44,363
	Hoegh Autoliners ASA	37,835	421,591
Ω	Kid ASA	10,802	139,785
	Kitron ASA	41,228	354,370
Ω	Klaveness Combination Carriers ASA	6,871	63,109
*	Kongsberg Automotive ASA	238,423	53,465
	Kongsberg Gruppen ASA	14,970	514,236
#	Leroy Seafood Group ASA	18,430	90,820
*	LINK Mobility Group Holding ASA	51,065	178,070

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Magnora ASA	12,127	$26,355
	Medistim ASA	2,742	63,714
	Mowi ASA	13,640	314,430
	MPC Container Ships ASA	89,881	174,191
Ω	Multiconsult ASA	4,197	74,101
*	Napatech AS	3,160	11,018
#*	NEL ASA	84,582	19,295
	Norbit ASA	7,952	152,837
*	Nordic Mining ASA	12,200	15,096
*	Nordic Semiconductor ASA	3,453	46,372
	Norsk Hydro ASA	81,216	721,026
#*Ω	Norske Skog ASA	19,271	37,347
*	Northern Ocean Ltd.	39,963	38,021
	Norwegian Air Shuttle ASA	62,645	105,743
	Odfjell Drilling Ltd.	45,977	457,631
	Odfjell SE, Class A	6,204	87,521
	Odfjell Technology Ltd.	10,957	66,902
*	OKEA ASA	15,569	37,953
Ω	Okeanis Eco Tankers Corp.	3,789	152,801
#	Orkla ASA	13,548	161,199
	Panoro Energy ASA	26,853	61,528
	Paratus Energy Services Ltd.	6,702	32,564
	Pareto Bank ASA	13,851	116,414
	Pexip Holding ASA	16,259	130,244
*	PhotoCure ASA	1,570	11,250
	Protector Forsikring ASA	10,065	545,231
	Public Property Invest AS	15,571	38,603
	Rana Gruber ASA	10,326	83,294
	Rogaland Sparebank	1,120	16,080
#	Salmar ASA	1,486	88,539
*	Salmon Evolution ASA	66,994	34,109
	SATS ASA	37,953	158,186
*Ω	Scatec ASA	29,500	352,421
*	Sea1 offshore, Inc.	23,032	59,720
	Selvaag Bolig ASA	11,511	41,446
	Solstad Maritime Holding AS	25,802	58,521
	Solstad Offshore ASA	11,178	59,154
	SpareBank 1 Helgeland	832	14,674
	Sparebank 1 Oestlandet	11,518	234,128
	SpareBank 1 Sor-Norge ASA	28,743	579,441
	Sparebanken More	7,775	88,452
	Stolt-Nielsen Ltd.	9,437	296,031
	Storebrand ASA	82,626	1,445,943
	Subsea 7 SA	32,553	832,123
	Telenor ASA	37,309	628,755
		Shares	Value»
NORWAY — (Continued)
	TGS ASA	47,580	$501,509
#	TOMRA Systems ASA	12,707	168,573
	Var Energi ASA	53,628	196,087
	Veidekke ASA	36,972	681,341
#	Vend Marketplaces ASA, Class B	3,904	108,089
	Wallenius Wilhelmsen ASA	29,037	337,372
	Wilh Wilhelmsen Holding ASA, Class A	4,613	328,432
	Wilh Wilhelmsen Holding ASA, Class B	281	17,802
	Yara International ASA	9,060	416,423
*	Zaptec ASA	3,296	7,888
TOTAL NORWAY			26,479,839
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	41,749
	Cia de Minas Buenaventura SAA, ADR	1,300	44,538
	Credicorp Ltd.	1,916	683,686
	Intercorp Financial Services, Inc.	1,299	63,625
TOTAL PERU			833,598
PHILIPPINES — (0.2%)
	Aboitiz Equity Ventures, Inc.	203,820	109,966
	Aboitiz Power Corp.	127,900	93,282
	ACEN Corp.	2,075,821	93,195
	Alliance Global Group, Inc.	791,500	99,809
	Apex Mining Co., Inc.	1,093,000	270,849
*	Atlas Consolidated Mining & Development Corp.	10,800	1,886
	Ayala Corp.	21,495	184,713
	Ayala Land, Inc.	593,700	214,070
	Bank of the Philippine Islands	179,528	378,162
	BDO Unibank, Inc.	367,599	842,513
	Belle Corp.	1,052,000	24,586
	Bloomberry Resorts Corp.	755,200	36,480
*	Cebu Air, Inc.	41,200	22,762
	Century Pacific Food, Inc.	312,700	202,112
	China Banking Corp.	339,992	369,689

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Converge Information & Communications Technology Solutions, Inc.	626,800	$165,090
	Cosco Capital, Inc.	487,200	60,376
	D&L Industries, Inc.	433,400	29,448
	DigiPlus Interactive Corp.	40,900	9,040
*	DITO CME Holdings Corp.	894,000	10,308
	DMCI Holdings, Inc.	665,500	122,431
*	DoubleDragon Corp.	260,700	44,449
	East West Banking Corp.	202,850	42,569
	Emperador, Inc.	83,300	21,909
	First Philippine Holdings Corp.	64,910	84,675
	Ginebra San Miguel, Inc.	18,440	91,092
	Globe Telecom, Inc.	5,774	154,743
	GT Capital Holdings, Inc.	25,488	290,304
	International Container Terminal Services, Inc.	53,530	586,311
	JG Summit Holdings, Inc.	446,466	211,205
	Jollibee Foods Corp.	57,750	200,993
	Keepers Holdings, Inc.	341,000	13,267
	LT Group, Inc.	624,500	169,405
	Manila Electric Co.	13,600	136,104
	Manila Water Co., Inc.	276,900	190,850
	Megaworld Corp.	2,379,600	88,763
	Metropolitan Bank & Trust Co.	218,306	270,743
Ω	Monde Nissin Corp.	238,300	23,028
	Nickel Asia Corp.	1,306,480	119,416
	Petron Corp.	1,056,700	48,451
	Philcomsat Holdings Corp.	23,890	43,401
	Philex Mining Corp.	510,400	97,609
	Philippine National Bank	128,372	139,680
	Philippine Seven Corp.	19,620	11,491
*††	Phoenix Petroleum Philippines, Inc.	107,200	1,420
	PLDT, Inc. (PHI US), Sponsored ADR	839	18,928
	PLDT, Inc. (TEL PM)	10,025	228,802
	Puregold Price Club, Inc.	253,800	153,841
	Rizal Commercial Banking Corp.	104,115	44,383
		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Land Corp.	419,738	$129,375
	Robinsons Retail Holdings, Inc.	67,680	42,558
	San Miguel Corp.	104,660	142,276
	Security Bank Corp.	99,670	110,064
	Semirara Mining & Power Corp.	273,080	147,930
	Shakey's Pizza Asia Ventures, Inc.	84,300	9,570
	SM Investments Corp.	2,270	26,980
	SM Prime Holdings, Inc.	203,700	74,586
	SSI Group, Inc.	143,000	6,559
	STI Education Systems Holdings, Inc.	431,000	9,222
	Synergy Grid & Development Phils, Inc.	247,500	80,482
	Union Bank of the Philippines	196,148	85,915
	Universal Robina Corp.	134,360	161,758
	Vista Land & Lifescapes, Inc.	1,160,900	23,327
	Vistamalls, Inc.	88,000	1,820
	Wilcon Depot, Inc.	287,300	32,643
TOTAL PHILIPPINES			7,953,664
POLAND — (0.4%)
*	11 bit studios SA	69	2,813
	AB SA	2,766	92,687
*	Action SA	5,598	50,746
	Agora SA	12,934	33,534
	Alior Bank SA	46,733	1,525,349
*Ω	Allegro.eu SA	17,418	143,086
	Amica SA	2,272	38,415
#	AmRest Holdings SE	23,304	88,960
*	Arctic Paper SA	9,228	21,157
	ASBISc Enterprises PLC	13,274	143,586
	Asseco Poland SA	18,130	1,104,044
	Asseco South Eastern Europe SA	3,183	67,151
#	Auto Partner SA	17,966	95,268
	Bank Handlowy w Warszawie SA	10,468	339,946
*	Bank Millennium SA	70,399	340,556
#*	Bank Ochrony Srodowiska SA	20,762	59,426
	Bank Polska Kasa Opieki SA	23,488	1,428,493
#*	Benefit Systems SA	723	778,629
	BNPP Bank Polska SA	2,753	113,305

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Boryszew SA	29,053	$47,076
#	Budimex SA	2,184	422,195
#*	CCC SA	8,341	275,693
	CD Projekt SA	2,091	152,636
*	Celon Pharma SA	3,548	21,803
*	CI Games SA	23,337	15,368
#*	Cognor Holding SA	32,298	45,973
#	Cyber Folks SA	2,370	137,344
#*	Cyfrowy Polsat SA	57,516	216,252
*	Datawalk SA	732	35,052
	Develia SA	105,136	275,927
*Ω	Dino Polska SA	40,090	424,134
	Dom Development SA	2,718	205,748
	Echo Investment SA	10,592	15,477
#	Elektrotim SA	885	12,320
*	Enea SA	102,173	630,943
#*	Eurocash SA	16,735	32,019
*	Fabryki Mebli Forte SA	3,906	27,321
	Ferro SA	648	5,578
*	Globe Trade Centre SA	30,781	25,788
#*	Grupa Azoty SA	15,444	77,144
	Grupa Kety SA	3,397	974,838
*Ω	HUUUGE, Inc.	10,756	76,112
	ING Bank Slaski SA	4,302	470,108
	Inter Cars SA	2,063	368,234
*	Jastrzebska Spolka Weglowa SA	17,979	149,455
*	KGHM Polska Miedz SA	18,041	1,673,963
	KRUK SA	5,294	727,917
	LPP SA	125	690,316
*	Lubelski Wegiel Bogdanka SA	4,699	28,107
*	mBank SA	1,382	403,131
	Mirbud SA	18,519	68,341
	Mo-BRUK SA	603	61,045
*	Mostostal Zabrze SA	9,282	16,881
	Neuca SA	441	98,321
	Newag SA	1,426	49,994
	Orange Polska SA	102,086	330,067
	ORLEN SA	45,363	1,378,699
	PCC Rokita SA	524	10,701
	Pepco Group NV	43,134	352,485
*	PGE Polska Grupa Energetyczna SA	251,459	709,205
*	PKP Cargo SA	7,534	29,038
	PlayWay SA	336	26,545
*	Polimex-Mostostal SA	38,961	92,207
	Powszechna Kasa Oszczednosci Bank Polski SA	35,041	911,447
	Powszechny Zaklad Ubezpieczen SA	51,386	1,011,088
	Rainbow Tours SA	1,244	53,544
		Shares	Value»
POLAND — (Continued)
	Santander Bank Polska SA	1,780	$279,254
*	Selvita SA	1,674	20,247
	Stalexport Autostrady SA	30,531	24,253
	Synektik SA	2,522	209,289
*	Tauron Polska Energia SA	416,659	1,288,602
	TEN Square Games SA	1,066	34,414
#	Text SA	3,006	35,841
	Torpol SA	4,879	80,213
*	Toya SA	4,239	11,672
	Unimot SA	1,479	56,593
	Votum SA	537	7,247
	Voxel SA	582	22,573
*	VRG SA	37,269	52,128
	Warsaw Stock Exchange	2,489	49,819
	Wawel SA	12	2,837
#	Wirtualna Polska Holding SA	3,878	67,288
Ω	XTB SA	22,194	528,952
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	42,511
*	Zespol Elektrowni Patnow Adamow Konin SA	4,127	22,660
TOTAL POLAND			23,167,124
PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	151,671
	Banco Comercial Portugues SA, Class R	3,670,426	3,972,876
	Corticeira Amorim SGPS SA	8,194	64,998
	CTT-Correios de Portugal SA	23,076	185,660
	EDP Renovaveis SA	54,499	827,915
	EDP SA (EDP PL)	366,729	1,875,248
	Galp Energia SGPS SA	115,204	2,292,287
	Ibersol SGPS SA	8,870	111,926
	Jeronimo Martins SGPS SA	30,682	723,514
#	Mota-Engil SGPS SA	34,573	182,604
#	Navigator Co. SA	60,047	227,292
	NOS SGPS SA	63,506	330,134
	REN - Redes Energeticas Nacionais SGPS SA	91,426	372,592

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Semapa-Sociedade de Investimento e Gestao	7,088	$188,010
	Sonae SGPS SA	308,562	647,529
TOTAL PORTUGAL			12,154,256
QATAR — (0.2%)
	Aamal Co.	868,127	204,943
	Al Khaleej Takaful Group QSC	72,860	47,060
	Al Meera Consumer Goods Co. QSC	34,245	138,376
	Al Rayan Bank	728,158	454,866
	Alijarah Holding Co. QPSC	103,023	20,177
*	Baladna	214,383	72,973
	Barwa Real Estate Co.	568,627	427,730
	Commercial Bank PSQC	276,042	360,808
	Doha Bank QPSC	721,345	547,151
	Doha Insurance Co. QSC	102,131	76,976
*	Estithmar Holding QPSC	134,490	148,845
	Gulf International Services QSC	347,844	266,643
	Gulf Warehousing Co.	96,772	66,576
	Industries Qatar QSC	23,363	81,548
	Lesha Bank LLC	287,795	148,006
	Mannai Corp. QSC	40,666	54,383
*	Mazaya Real Estate Development QPSC	281,270	44,912
	Medicare Group	60,265	106,376
	Mesaieed Petrochemical Holding Co.	858,533	258,058
	Nebras Energy	44,633	187,725
	Ooredoo QPSC	185,855	730,833
	Qatar Aluminum Manufacturing Co.	521,011	271,125
	Qatar Fuel QSC	49,111	209,109
	Qatar Gas Transport Co. Ltd.	394,237	519,268
	Qatar Industrial Manufacturing Co. QSC	72,555	46,153
	Qatar Insurance Co. SAQ	329,469	198,429
	Qatar International Islamic Bank QSC	133,173	417,896
	Qatar Islamic Bank QPSC	32,774	225,089
	Qatar Islamic Insurance Group	22,820	54,553
		Shares	Value»
QATAR — (Continued)
	Qatar National Bank QPSC	430,563	$2,345,877
	Qatar National Cement Co. QSC	138,869	109,118
	Qatar Navigation QSC	276,752	859,789
	QLM Life & Medical Insurance Co. WLL	20,001	13,440
	Salam International Investment Ltd. QSC	377,474	79,502
	United Development Co. QSC	551,610	146,281
	Vodafone Qatar PQSC	704,895	493,818
*	Widam Food Co.	33,153	13,207
	Zad Holding Co.	3,845	15,330
TOTAL QATAR			10,462,949
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	134,073	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	26,988	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	PhosAgro PJSC	136	0
*††	Polyus PJSC (PLZL LI), GDR	2,588	0
*††	RusHydro PJSC (HYDR LI), ADR	131,916	0
*††	RusHydro PJSC (RSHYY US), ADR	62,793	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	65,441	0
*††	Severstal PAO (SVJTY US), GDR	14,770	0
*††	Severstal PAO (SVST LI), GDR	6,022	0
*††	VTB Bank PJSC (VTBR LI), GDR	330,257	0
SAUDI ARABIA — (0.7%)
	Abdullah Al Othaim Markets Co.	126,686	224,946
*	ACWA Power Co.	5,152	257,124
	Ades Holding Co.	23,001	117,852
*	Advanced Petrochemical Co.	26,479	183,176

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Babtain Power & Telecommunication Co.	14,290	$266,717
	Al Hammadi Holding	11,852	87,764
	Al Hassan Ghazi Ibrahim Shaker Co.	8,138	39,382
	Al Jouf Agricultural Development Co.	1,033	13,760
*	Al Jouf Cement Co.	9,833	16,224
*	Al Khaleej Training & Education Co.	8,735	48,402
	Al Rajhi Bank	143,679	4,102,940
	Al Yamamah Steel Industries Co.	5,821	58,703
	Alamar Foods	4,350	50,956
	Alandalus Property Co.	9,476	44,176
	Alaseel Co.	63,346	62,543
	Al-Dawaa Medical Services Co.	7,886	107,720
	Aldrees Petroleum & Transport Services Co.	17,459	555,934
	Al-Etihad Cooperative Insurance Co.	12,241	26,461
	Alinma Bank	182,002	1,382,449
	AlJazira Takaful Ta'awuni Co.	14,040	45,617
	AlKhorayef Water & Power Technologies Co.	3,510	115,777
*	Allianz Saudi Fransi Cooperative Insurance Co.	11,757	34,105
	Almarai Co. JSC	89,044	1,050,399
	Alujain Corp.	11,647	81,120
*	Amlak International Finance Co.	8,292	24,849
*	Anaam International Holding Group Co.	5,064	16,438
	Arab National Bank	120,306	730,167
*	Arabia Insurance Cooperative Co.	4,637	11,240
	Arabian Cement Co.	17,316	100,695
Ω	Arabian Centres Co.	25,688	133,874
	Arabian Internet & Communications Services Co.	4,461	278,816
	Arabian Pipes Co.	28,040	38,883
*	Arabian Shield Cooperative Insurance Co.	5,123	16,210
	Arriyadh Development Co.	23,530	136,085
*	ARTEX Industrial Investment Co.	16,986	48,940
		Shares	Value»
SAUDI ARABIA — (Continued)
	Astra Industrial Group Co.	8,086	$323,264
	Ataa Educational Co.	1,211	17,958
	Bank AlBilad	131,708	932,570
*	Bank Al-Jazira	178,683	596,822
	Banque Saudi Fransi	132,858	639,526
	Basic Chemical Industries Ltd.	3,936	27,623
*	Bawan Co.	9,685	125,821
	BinDawood Holding Co.	82,885	109,031
	Bupa Arabia for Cooperative Insurance Co.	12,408	545,100
	Catrion Catering Holding Co.	13,997	302,306
*	Chubb Arabia Cooperative Insurance Co.	3,840	23,609
	City Cement Co.	27,332	98,632
	Co. for Cooperative Insurance	15,738	574,266
	Dallah Healthcare Co.	2,932	96,701
*	Dar Al Arkan Real Estate Development Co.	187,611	935,186
	Dr. Sulaiman Al Habib Medical Services Group Co.	8,871	618,680
	East Pipes Integrated Co. for Industry	4,748	190,966
	Eastern Province Cement Co.	17,399	113,732
	Electrical Industries Co.	221,800	807,447
	Elm Co.	391	80,870
*	Emaar Economic City	65,967	173,275
	Etihad Etisalat Co.	121,849	2,292,967
	Etihad GO Telecom Co.	1,418	35,524
*	Fawaz Abdulaziz Al Hokair & Co.	10,423	47,891
	First Milling Co.	2,137	28,796
	Fitaihi Holding Group	53,140	41,437
	Gulf Insurance Group	5,785	37,284
*	Gulf Union Cooperative Insurance Co.	11,598	34,634
*	Herfy Food Services Co.	6,369	26,946
	Jarir Marketing Co.	94,840	360,802
	Leejam Sports Co. JSC	6,450	174,180
*	Lumi Rental Co.	4,377	55,916

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,980	$61,238
	Middle East Healthcare Co.	8,457	80,065
*	Middle East Paper Co.	16,242	89,538
	Middle East Specialized Cables Co.	7,836	47,669
	Mobile Telecommunications Co. Saudi Arabia	151,525	447,064
	Mouwasat Medical Services Co.	10,863	201,635
	Nahdi Medical Co.	8,206	215,465
*	Najran Cement Co.	24,708	44,057
*	Nama Chemicals Co.	1,455	8,821
*	National Agriculture Development Co.	52,908	278,832
	National Co. for Glass Industries	7,092	69,474
	National Co. for Learning & Education	2,634	90,544
	National Gas & Industrialization Co.	7,898	187,381
*	National Industrialization Co.	121,274	301,447
	National Medical Care Co.	3,319	139,983
*	National Metal Manufacturing & Casting Co.	3,385	12,619
	Nayifat Finance Co.	3,554	11,414
	Northern Region Cement Co.	31,034	58,522
*	Power & Water Utility Co. for Jubail & Yanbu	13,716	118,632
	Qassim Cement Co.	15,343	174,895
*	Rabigh Refining & Petrochemical Co.	68,556	130,090
*	Red Sea International Co.	871	6,285
	Retal Urban Development Co.	22,605	76,839
	Riyad Bank	151,061	1,133,661
	Riyadh Cables Group Co.	3,109	108,208
	Riyadh Cement Co.	7,167	47,375
	SABIC Agri-Nutrients Co.	24,772	825,330
	Sahara International Petrochemical Co.	103,655	423,522
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Arabian Amiantit Co.	6,391	$27,220
*	Saudi Arabian Mining Co.	37,616	764,280
Ω	Saudi Arabian Oil Co.	250,560	1,722,406
	Saudi Aramco Base Oil Co.	11,158	311,039
*	Saudi Automotive Services Co.	12,967	177,096
	Saudi Awwal Bank	103,659	984,966
	Saudi Basic Industries Corp.	41,059	622,277
	Saudi Cement Co.	23,641	227,086
	Saudi Ceramic Co.	14,470	107,212
	Saudi Chemical Co. Holding	92,139	187,735
	Saudi Electricity Co.	54,073	207,584
	Saudi Industrial Investment Group	58,330	194,620
	Saudi Investment Bank	142,290	531,056
*	Saudi Kayan Petrochemical Co.	229,642	300,032
*	Saudi Marketing Co.	6,069	22,718
	Saudi National Bank	204,061	2,439,626
*	Saudi Paper Manufacturing Co.	3,589	54,028
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,952	95,305
*	Saudi Public Transport Co.	20,899	55,915
*	Saudi Real Estate Co.	28,937	111,807
*	Saudi Reinsurance Co.	23,969	178,357
*	Saudi Research & Media Group	2,673	85,316
	Saudi Steel Pipe Co.	5,340	57,635
	Saudi Tadawul Group Holding Co.	1,530	65,512
	Saudi Telecom Co.	92,984	1,103,793
	Saudia Dairy & Foodstuff Co.	4,505	290,950
*	Savola Group	16,386	104,390
	Scientific & Medical Equipment House Co.	2,225	19,324
*	Seera Group Holding	71,283	509,053
*	Shams	10,219	37,075
*	SHL Finance Co.	7,962	34,638
*	Sinad Holding Co.	25,623	61,251
	Southern Province Cement Co.	16,673	101,908
	Sustained Infrastructure Holding Co.	14,458	110,447

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Tabuk Cement Co.	20,594	$49,380
*	Takween Advanced Industries Co.	10,887	18,279
	Tanmiah Food Co.	2,597	41,604
	Theeb Rent A Car Co.	7,950	75,025
*	Umm Al-Qura Cement Co.	10,503	36,340
	United Electronics Co.	11,089	259,848
	United International Transportation Co.	14,273	230,445
	United Wire Factories Co.	3,239	17,271
*	Wafrah for Industry & Development	1,605	9,694
*	Walaa Cooperative Insurance Co.	17,904	53,817
*	Wataniya Insurance Co.	11,571	41,716
	Yamama Cement Co.	27,549	197,521
	Yanbu Cement Co.	17,524	72,862
	Yanbu National Petrochemical Co.	38,412	276,673
TOTAL SAUDI ARABIA			39,654,943
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	88,476	134,429
	Aztech Global Ltd.	83,500	43,288
	Banyan Tree Holdings Ltd.	83,400	44,010
	Boustead Singapore Ltd.	176,649	271,236
	BRC Asia Ltd.	18,700	61,543
	Bukit Sembawang Estates Ltd.	39,400	158,421
	Capitaland India Trust	234,998	229,294
	CapitaLand Investment Ltd.	445,300	1,078,128
	Centurion Corp. Ltd.	63,400	75,748
	China Aviation Oil Singapore Corp. Ltd.	87,000	119,601
	China Sunsine Chemical Holdings Ltd.	122,400	70,340
	City Developments Ltd.	113,700	828,484
	ComfortDelGro Corp. Ltd.	415,000	479,456
*	COSCO Shipping International Singapore Co. Ltd.	716,400	65,856
	CSE Global Ltd.	160,703	141,880
	DBS Group Holdings Ltd.	154,414	7,177,526
	Delfi Ltd.	102,000	71,527
		Shares	Value»
SINGAPORE — (Continued)
	DFI Retail Group Holdings Ltd.	61,200	$251,998
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	510,429	0
	Far East Orchard Ltd.	66,719	68,219
	First Resources Ltd.	176,500	296,877
	Food Empire Holdings Ltd.	81,000	171,416
	Fraser & Neave Ltd.	85,800	103,132
	Frasers Property Ltd.	112,900	100,050
	Frencken Group Ltd.	123,300	162,142
*	Gallant Venture Ltd.	211,200	12,600
	Genting Singapore Ltd.	1,207,200	696,973
	Geo Energy Resources Ltd.	295,000	98,791
	Golden Agri-Resources Ltd.	2,347,900	532,968
	GuocoLand Ltd.	82,500	174,912
	Haw Par Corp. Ltd.	41,100	528,898
	Ho Bee Land Ltd.	67,800	129,983
	Hong Fok Corp. Ltd.	103,900	69,668
	Hong Leong Asia Ltd.	103,800	280,157
	Hong Leong Finance Ltd.	84,700	182,979
	Hongkong Land Holdings Ltd.	165,600	1,405,095
	Hour Glass Ltd.	68,900	121,229
	HRnetgroup Ltd.	32,200	18,843
	Hutchison Port Holdings Trust	1,467,000	337,425
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	32,100	266,191
	Indofood Agri Resources Ltd.	169,600	52,757
	ISDN Holdings Ltd.	74,104	23,385
	Jardine Cycle & Carriage Ltd.	24,933	621,884
	Keppel Infrastructure Trust	770,273	314,482
	Keppel Ltd.	190,800	1,641,419
	KSH Holdings Ltd.	36,300	9,835
	LHN Ltd.	39,800	21,273
	Marco Polo Marine Ltd.	1,450,800	171,383
*	Mermaid Maritime PCL	106,800	10,544
	Metro Holdings Ltd.	175,700	74,374
	Micro-Mechanics Holdings Ltd.	3,800	5,036
*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	62,800	28,214
	Netlink NBN Trust	600,100	461,659
	OKP Holdings Ltd.	21,875	14,460
#	Olam Group Ltd.	278,245	195,447
	OUE Ltd.	86,100	79,850

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Oversea-Chinese Banking Corp. Ltd.	182,911	$3,052,700
*	Oxley Holdings Ltd.	126,000	8,414
	Pacific Century Regional Developments Ltd.	64,700	24,688
	Pan-United Corp. Ltd.	70,025	63,415
	Propnex Ltd.	58,500	100,786
	Q&M Dental Group Singapore Ltd.	52,200	21,168
	QAF Ltd.	86,800	65,109
	Raffles Medical Group Ltd.	80,110	62,716
*	Rex International Holding Ltd.	260,800	32,136
	Riverstone Holdings Ltd.	161,000	96,856
	Samudera Shipping Line Ltd.	95,100	83,054
	SATS Ltd.	264,229	787,176
	SBS Transit Ltd.	21,100	54,244
	Seatrium Ltd.	486,156	806,237
	Sembcorp Industries Ltd.	238,396	1,129,634
	Sheng Siong Group Ltd.	252,400	539,853
	SIA Engineering Co. Ltd.	26,200	67,994
	Sing Investments & Finance Ltd.	8,500	11,109
#	Singapore Airlines Ltd.	350,750	1,750,949
	Singapore Exchange Ltd.	115,100	1,594,838
	Singapore Land Group Ltd.	47,800	131,291
#	Singapore Post Ltd.	412,400	128,049
	Singapore Technologies Engineering Ltd.	190,300	1,462,948
	Singapore Telecommunications Ltd.	132,700	478,873
	Stamford Land Corp. Ltd.	115,570	44,956
	StarHub Ltd.	159,500	142,664
	Straits Trading Co. Ltd.	57,015	80,322
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	19,873
*	Thomson Medical Group Ltd.	518,900	24,919
	Tuan Sing Holdings Ltd.	239,344	65,092
#	UMS Integration Ltd.	150,625	158,772
	United Overseas Bank Ltd.	140,716	4,241,059
		Shares	Value»
SINGAPORE — (Continued)
	UOB-Kay Hian Holdings Ltd.	124,289	$308,114
	UOL Group Ltd.	138,700	1,184,578
	Valuetronics Holdings Ltd.	150,680	103,737
	Venture Corp. Ltd.	79,600	1,022,153
	Vicom Ltd.	51,600	67,054
	Wee Hur Holdings Ltd.	152,000	106,345
	Wilmar International Ltd.	215,800	576,195
	Wing Tai Holdings Ltd.	117,600	152,441
	Yangzijiang Shipbuilding Holdings Ltd.	565,000	1,483,866
TOTAL SINGAPORE			43,123,692
SOUTH AFRICA — (1.2%)
	Absa Group Ltd.	98,437	1,551,127
	Advtech Ltd.	210,953	513,358
	AECI Ltd.	32,353	189,809
	African Rainbow Minerals Ltd.	36,211	529,907
	Afrimat Ltd.	36,493	96,050
	Alexander Forbes Group Holdings Ltd.	103,166	54,859
	Altron Ltd., Class A	86,649	103,772
	Anglogold Ashanti PLC (AU US)	43,909	4,077,829
	Aspen Pharmacare Holdings Ltd.	69,610	463,132
	Astral Foods Ltd.	12,343	209,756
	AVI Ltd.	86,126	569,322
	Bid Corp. Ltd.	39,024	974,920
	Bidvest Group Ltd.	82,477	1,193,415
#*	Blu Label Unlimited Group Ltd.	171,980	102,452
*	Brait PLC	778,696	106,402
	Capitec Bank Holdings Ltd.	4,573	1,227,821
	Cashbuild Ltd.	4,820	42,663
	Caxton & CTP Publishers & Printers Ltd.	20,130	16,838
	City Lodge Hotels Ltd.	132,868	40,511
	Clicks Group Ltd.	58,060	1,156,706
	Coronation Fund Managers Ltd.	58,134	182,539
	DataTec Ltd.	96,233	455,806
Ω	Dis-Chem Pharmacies Ltd.	170,510	383,153
	Discovery Ltd.	50,002	729,066
	DRDGOLD Ltd. (DRD SJ)	58,676	183,217

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	DRDGOLD Ltd. (DRD US), Sponsored ADR	5,253	$167,150
	Exxaro Resources Ltd.	75,089	855,972
	Famous Brands Ltd.	27,176	97,912
	FirstRand Ltd.	199,117	1,135,735
	Foschini Group Ltd.	115,901	607,619
#	Gold Fields Ltd. (GFI US), Sponsored ADR	64,735	3,244,518
	Grindrod Ltd.	223,994	238,400
	Harmony Gold Mining Co. Ltd. (HAR SJ)	114,674	2,436,658
	Hudaco Industries Ltd.	11,881	149,327
	Impala Platinum Holdings Ltd.	170,770	3,183,020
	Investec Ltd.	26,456	214,480
*	iOCO Ltd.	46,791	13,002
	Italtile Ltd.	141,325	88,013
	JSE Ltd.	11,530	105,499
*	KAP Ltd.	842,526	115,751
	Kumba Iron Ore Ltd.	17,118	379,720
	Lewis Group Ltd.	16,228	96,417
	Life Healthcare Group Holdings Ltd.	419,003	288,613
	Merafe Resources Ltd.	516,286	36,289
*	Metair Investments Ltd.	63,223	18,175
	Momentum Group Ltd.	546,915	1,273,574
	Motus Holdings Ltd.	71,205	558,686
	Mpact Ltd.	38,245	52,527
	Mr. Price Group Ltd.	69,052	758,271
	MTN Group Ltd.	378,278	4,200,616
*	Nampak Ltd.	1,896	61,022
	Naspers Ltd., Class N	22,655	1,387,058
	Nedbank Group Ltd.	81,652	1,337,146
	NEPI Rockcastle NV	79,219	721,418
	Netcare Ltd.	453,887	435,425
	Ninety One Ltd.	77,978	267,648
	Northam Platinum Holdings Ltd.	62,571	1,490,782
*	Nutun Ltd.	346,149	25,634
	Oceana Group Ltd.	30,936	103,332
	Old Mutual Ltd. (OMU LN)	826,005	794,987
	Old Mutual Ltd. (OMU SJ)	813,475	780,718
	Omnia Holdings Ltd.	56,578	295,276
	OUTsurance Group Ltd.	164,462	725,882
Ω	Pepkor Holdings Ltd.	702,286	1,147,517
*	Pick n Pay Stores Ltd.	160,773	237,733
	PPC Ltd.	392,022	149,188
		Shares	Value»
SOUTH AFRICA — (Continued)
	Premier Group Ltd.	8,345	$91,630
	PSG Financial Services Ltd.	286,793	483,490
	Raubex Group Ltd.	64,999	208,455
	Reunert Ltd.	44,962	171,750
	RFG Holdings Ltd.	59,205	94,462
	Sanlam Ltd.	96,978	607,532
	Santam Ltd.	12,051	320,678
	Sappi Ltd.	101,013	111,545
*	Sasol Ltd. (SOL SJ)	138,048	975,072
#*	Sasol Ltd. (SSL US), Sponsored ADR	12,236	87,120
	Shoprite Holdings Ltd.	45,928	757,766
*	Sibanye Stillwater Ltd. (SBSW US), ADR	9,956	168,065
*	Sibanye Stillwater Ltd. (SSW SJ)	935,357	4,071,054
	Southern Sun Ltd.	209,364	130,686
*	SPAR Group Ltd.	59,123	325,220
	Spur Corp. Ltd.	22,560	56,855
	Stadio Holdings Ltd.	56,617	42,729
	Standard Bank Group Ltd.	130,345	2,395,476
	Sun International Ltd.	72,915	194,956
	Super Group Ltd.	83,541	89,640
	Telkom SA SOC Ltd.	68,336	248,697
	Thungela Resources Ltd. (TGA LN)	4,110	25,666
#	Thungela Resources Ltd. (TGA SJ)	36,148	221,727
	Tiger Brands Ltd.	27,035	562,064
#	Truworths International Ltd.	81,679	303,158
	Tsogo Sun Ltd.	161,801	79,773
	Valterra Platinum Ltd.	20,029	1,804,438
	Vodacom Group Ltd.	51,605	476,023
	We Buy Cars Holdings Ltd.	23,946	67,724
	Wilson Bayly Holmes-Ovcon Ltd.	20,879	223,796
	Woolworths Holdings Ltd.	236,348	793,487
	Zeda Ltd.	84,625	72,054
TOTAL SOUTH AFRICA			61,693,928
SOUTH KOREA — (4.5%)
*	3S Korea Co. Ltd.	8,971	9,101
*	ABOV Semiconductor Co. Ltd.	2,876	26,124
*	ADTechnology Co. Ltd.	1,392	36,837
	Advanced Nano Products Co. Ltd.	1,086	51,742
	Advanced Process Systems Corp.	4,460	66,204

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Chemical Co. Ltd.	5,635	$36,404
	Aekyung Industrial Co. Ltd.	3,212	28,023
*	AeroSpace Technology of Korea, Inc.	32,180	13,627
*	Agabang & Co.	8,356	26,668
	Ahnlab, Inc.	1,142	52,703
*	Air Busan Co. Ltd.	27,505	34,449
	AJ Networks Co. Ltd.	7,148	26,192
*	Ajin Industrial Co. Ltd.	8,820	21,233
*	Alteogen, Inc.	1,363	389,632
*	ALUKO Co. Ltd.	22,513	35,739
#	Amorepacific Corp.	4,021	387,046
	Amorepacific Holdings Corp.	8,898	176,879
*	Ananti, Inc.	12,333	71,780
*	Anapass, Inc.	2,227	27,400
	ANIPLUS, Inc.	5,838	12,194
*	Anterogen Co. Ltd.	1,096	32,606
	Aplus Asset Advisor Co. Ltd.	3,126	26,707
	Asia Cement Co. Ltd.	5,003	43,489
	ASIA Holdings Co. Ltd.	309	61,917
*	Asia Pacific Satellite, Inc.	2,881	40,250
	Asia Paper Manufacturing Co. Ltd.	10,825	58,501
*	Atec Co. Ltd.	1,583	11,080
*	ATON, Inc.	5,667	29,252
	Avaco Co. Ltd.	1,894	20,041
	Baiksan Co. Ltd.	3,840	33,811
	BGF Co. Ltd.	10,500	29,368
	BGF retail Co. Ltd.	2,780	234,119
*	BH Co. Ltd.	6,408	81,067
*	BHI Co. Ltd.	3,395	167,793
	Binggrae Co. Ltd.	2,019	104,646
	Bio Plus Co. Ltd.	8,987	34,032
*	Bioneer Corp.	1,247	11,714
	BioNote, Inc.	13,217	53,630
*	BNC Korea Co. Ltd.	5,296	18,019
	BNK Financial Group, Inc.	51,937	598,476
	Boditech Med, Inc.	4,479	40,446
	Bookook Securities Co. Ltd.	464	23,152
	Boryung	6,725	43,142
*	Bosung Power Technology Co. Ltd.	7,124	38,683
	Bukwang Pharmaceutical Co. Ltd.	8,261	23,031
*	BYC Co. Ltd.	470	13,600
		Shares	Value»
SOUTH KOREA — (Continued)
	Byucksan Corp.	18,048	$21,181
	C&C International Co. Ltd.	91	2,397
	C&G Hi Tech Co. Ltd.	1,160	14,417
*	Cafe24 Corp.	4,837	126,969
	Cape Industries Ltd.	3,880	31,908
	Caregen Co. Ltd.	3,620	315,369
	Celltrion Pharm, Inc.	1,546	78,174
	Celltrion, Inc.	1,915	278,701
*	Chabiotech Co. Ltd.	4,278	64,881
	Cheil Worldwide, Inc.	21,981	334,775
#*	Chemtronics Co. Ltd.	4,706	113,929
	Cheryong Electric Co. Ltd.	3,612	121,712
	Chips&Media, Inc.	2,169	27,997
*	Choil Aluminum Co. Ltd.	12,350	11,421
*	Chong Kun Dang Pharmaceutical Corp.	2,553	151,343
	Chongkundang Holdings Corp.	933	32,337
*	Chunbo Co. Ltd.	698	28,378
*	CJ CGV Co. Ltd.	30,055	126,065
	CJ CheilJedang Corp.	2,562	378,885
	CJ Corp.	3,977	600,643
*	CJ ENM Co. Ltd.	3,597	186,344
	CJ Freshway Corp.	1,953	37,900
	CJ Logistics Corp.	2,870	206,469
	Classys, Inc.	4,375	225,058
*	CLIO Cosmetics Co. Ltd.	2,078	19,120
*	CMG Pharmaceutical Co. Ltd.	12,199	17,075
*	Com2uS Holdings Corp.	1,562	24,481
	Com2uSCorp	2,466	62,988
	Coocon Corp.	1,967	45,297
#	Cosmax, Inc.	2,726	382,414
	Cosmecca Korea Co. Ltd.	2,026	135,461
*	CosmoAM&T Co. Ltd.	2,627	92,402
*	Cosmochemical Co. Ltd.	2,450	28,106
	Coway Co. Ltd.	14,873	860,554
	Cowintech Co. Ltd.	2,645	34,105
	CR Holdings Co. Ltd.	9,178	30,104
*	Creative & Innovative System	12,377	113,611
	Creverse, Inc.	1,783	15,464
	CS Wind Corp.	7,891	222,426
*	CTC BIO, Inc.	2,718	8,063
*	Cube Entertainment, Inc.	3,035	27,700
	Cuckoo Holdings Co. Ltd.	2,711	51,037
	Cuckoo Homesys Co. Ltd.	2,145	35,083

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*††	DA Technology Co. Ltd.	42,635	$1,126
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	19,086
	Dae Won Kang Up Co. Ltd.	14,591	42,290
*	Daea TI Co. Ltd.	7,559	22,093
	Daebongls Co. Ltd.	1,145	9,596
	Daedong Corp.	5,933	40,585
	Daeduck Co. Ltd.	8,124	61,907
	Daeduck Electronics Co. Ltd.	9,245	401,731
	Daehan Flour Mill Co. Ltd.	427	42,962
	Daehan Steel Co. Ltd.	8,200	59,760
#*	Dae-Il Corp.	7,233	56,071
*	Daejoo Electronic Materials Co. Ltd.	1,263	66,122
	Daesang Corp.	6,805	102,434
	Daesang Holdings Co. Ltd.	5,349	35,930
*	Daewon Cable Co. Ltd.	18,604	47,926
*	Daewon Pharmaceutical Co. Ltd.	2,806	22,554
	Daewon San Up Co. Ltd.	1,753	15,789
#*	Daewoo Engineering & Construction Co. Ltd.	56,784	195,027
	Daewoong Co. Ltd.	7,404	123,040
#	Daewoong Pharmaceutical Co. Ltd.	1,598	187,138
	Daihan Pharmaceutical Co. Ltd.	2,113	42,616
	Daishin Securities Co. Ltd.	13,391	290,547
*	Danal Co. Ltd.	3,935	24,934
	Daol Investment & Securities Co. Ltd.	15,202	43,045
*	Daou Data Corp.	5,550	107,602
	Daou Technology, Inc.	8,443	310,719
*	Dasan Networks, Inc.	6,363	15,906
*	Dawonsys Co. Ltd.	11,170	25,485
#	DB HiTek Co. Ltd.	12,273	895,448
	DB Insurance Co. Ltd.	17,100	1,688,274
	DB Securities Co. Ltd.	14,665	137,430
*	DB, Inc.	39,902	50,725
*	DE&T Co. Ltd.	2,898	11,274
		Shares	Value»
SOUTH KOREA — (Continued)
	Dear U Co. Ltd.	1,276	$33,159
	Dentium Co. Ltd.	1,780	59,361
*	Deutsch Motors, Inc.	7,502	22,937
	DI Dong Il Corp.	4,713	65,625
	Digital Daesung Co. Ltd.	6,676	37,556
*	DIO Corp.	852	9,379
	DIT Corp.	1,046	15,821
*††	DKME	105,049	27,368
#	DL E&C Co. Ltd.	10,306	316,403
	DL Holdings Co. Ltd.	3,621	103,785
*	DMOA Co. Ltd.	728	2,026
††	DMS Co. Ltd.	5,594	9,226
	DN Automotive Corp.	7,066	123,296
	Dohwa Engineering Co. Ltd.	3,950	16,764
	Dong-A Socio Holdings Co. Ltd.	1,198	90,288
	Dong-A ST Co. Ltd.	1,282	48,737
	Dong-Ah Geological Engineering Co. Ltd.	1,178	14,242
	Dongbang Transport Logistics Co. Ltd.	10,462	19,204
	Dongjin Semichem Co. Ltd.	13,873	533,961
*	Dongkoo Bio & Pharma Co. Ltd.	5,343	19,671
*	DongKook Pharmaceutical Co. Ltd.	6,141	79,864
	Dongkuk Holdings Co. Ltd.	8,416	44,329
	Dongkuk Industries Co. Ltd.	8,871	17,557
	Dongkuk Steel Mill Co. Ltd.	11,447	70,054
	Dongsuh Cos., Inc.	4,203	75,833
	Dongsung Chemical Co. Ltd.	11,151	33,922
	Dongsung Finetec Co. Ltd.	5,503	107,795
*	Dongwha Enterprise Co. Ltd.	5,938	44,216
	Dongwha Pharm Co. Ltd.	7,024	29,579
	Dongwon Development Co. Ltd.	15,011	30,796
	Dongwon Industries Co. Ltd.	1,828	52,624
	Dongwon Systems Corp.	1,450	27,990
	Dongwoon Anatech Co. Ltd.	5,517	115,264
	Dongyang E&P, Inc.	2,542	55,330
#	Doosan Bobcat, Inc.	17,671	719,421

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Co. Ltd.	616	$361,011
*	Doosan Enerbility Co. Ltd.	6,197	386,854
*	Doosan Fuel Cell Co. Ltd.	3,564	83,529
	Doosan Tesna, Inc.	4,201	195,510
#	DoubleUGames Co. Ltd.	4,704	174,543
	Douzone Bizon Co. Ltd.	5,864	395,672
*	Dream Security Co. Ltd.	14,204	16,774
*	Dreamtech Co. Ltd.	5,485	30,027
	DS Dansuk Co. Ltd.	1,496	20,254
*	Duk San Neolux Co. Ltd.	2,940	79,508
*	Duksan Techopia Co. Ltd.	2,125	28,875
	Easy Holdings Co. Ltd.	13,163	47,611
	Ecoplastic Corp.	6,572	14,552
*	Ecopro BM Co. Ltd.	1,140	182,611
	Ecopro Co. Ltd.	2,818	316,133
*	Edge Foundry Co. Ltd.	15,822	17,442
	E-MART, Inc.	6,280	396,387
*	EMKOREA Co. Ltd.	2,739	4,672
*	EMRO, Inc.	1,072	31,249
*	EM-Tech Co. Ltd.	2,013	11,417
*	Enchem Co. Ltd.	429	28,554
	ENF Technology Co. Ltd.	3,528	142,931
	Eo Technics Co. Ltd.	453	116,861
*	Eubiologics Co. Ltd.	8,107	70,246
	Eugene Corp.	13,140	36,426
	Eugene Investment & Securities Co. Ltd.	29,071	86,149
	Eugene Technology Co. Ltd.	2,636	200,462
*	EV Advanced Material Co. Ltd.	19,265	26,604
*	Exem Co. Ltd.	11,150	17,340
	Exicon Co. Ltd.	1,331	22,492
	F&F Co. Ltd.	5,079	256,740
	FarmStory Co. Ltd.	12,597	9,881
*	Fine M-Tec Co. Ltd.	1,751	11,506
*	Fine Semitech Corp.	1,762	56,868
*	Foosung Co. Ltd.	7,102	41,535
	Fursys, Inc.	122	3,582
*	Gabia, Inc.	2,918	67,607
*	GAEASOFT	3,889	21,204
*	GAMSUNG Corp. Co. Ltd.	23,154	110,934
*	Gaon Cable Co. Ltd.	827	50,096
*	GC Cell Corp.	2,484	46,248
*	GeneOne Life Science, Inc.	13,833	18,373
*	Genexine, Inc.	9,960	34,803
		Shares	Value»
SOUTH KOREA — (Continued)
	Geumhwa PSC Co. Ltd.	1,120	$25,762
	Global Standard Technology Co. Ltd.	4,658	93,354
*	Global Tax Free Co. Ltd.	7,749	25,108
	GnBS eco Co. Ltd.	6,666	15,217
	GnCenergy Co. Ltd.	2,347	59,132
	GOLFZON Co. Ltd.	1,513	63,702
	Golfzon Holdings Co. Ltd.	8,068	26,341
	Gradiant Corp.	3,293	26,296
	Grand Korea Leisure Co. Ltd.	7,194	64,157
#	Green Cross Corp.	1,161	132,602
	Green Cross Holdings Corp.	7,467	80,846
	GS Engineering & Construction Corp.	23,367	303,350
	GS Global Corp.	12,493	20,119
	GS Holdings Corp. (078930 KS)	15,469	736,801
*	GS P&L Co. Ltd.	2,829	100,661
	GS Retail Co. Ltd.	12,037	184,989
	Gwangju Shinsegae Co. Ltd.	772	16,840
#	HAESUNG DS Co. Ltd.	3,712	164,699
	Haesung Industrial Co. Ltd.	5,401	31,129
#	Han Kuk Carbon Co. Ltd.	8,735	204,461
	Hana Financial Group, Inc.	59,584	4,140,021
*	Hana Materials, Inc.	1,578	72,471
#*	Hana Micron, Inc.	18,720	484,591
*	Hana Technology Co. Ltd.	1,185	26,138
	Hana Tour Service, Inc.	3,782	121,334
*	Hanall Biopharma Co. Ltd.	2,003	71,490
*	Hancom, Inc.	3,657	65,251
	Handok, Inc.	3,747	29,523
	Handsome Co. Ltd.	2,796	36,014
	Hanil Cement Co. Ltd.	6,019	71,396
	Hanil Holdings Co. Ltd.	2,428	26,326
	Hanjin Kal Corp.	2,220	173,347
	Hanjin Logistics Corp.	3,824	52,681
	Hankook Cosmetics Manufacturing Co. Ltd.	653	22,510
	Hankook Shell Oil Co. Ltd.	197	59,556

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Tire & Technology Co. Ltd.	22,292	$985,948
	Hanmi Pharm Co. Ltd.	1,163	391,405
	Hanmi Science Co. Ltd.	1,500	44,207
	Hanmi Semiconductor Co. Ltd.	7,894	1,141,922
	HanmiGlobal Co. Ltd.	2,624	34,092
	Hannong Chemicals, Inc.	1,763	31,604
*	Hanon Systems	70,069	159,254
	Hansae Co. Ltd.	3,866	37,499
#	Hansol Chemical Co. Ltd.	2,668	519,467
*	Hansol IONES Co. Ltd.	3,514	34,214
	Hansol Paper Co. Ltd.	6,734	39,309
	Hansol Technics Co. Ltd.	10,714	44,368
*	Hanssem Co. Ltd.	2,446	78,986
	Hanwha Aerospace Co. Ltd.	3,213	2,892,281
	Hanwha Corp.	9,985	792,758
*	Hanwha Engine	6,198	233,124
*	Hanwha Galleria Corp.	40,145	50,885
*	Hanwha General Insurance Co. Ltd.	13,725	57,711
*	Hanwha Investment & Securities Co. Ltd.	53,198	235,619
*	Hanwha Life Insurance Co. Ltd.	60,389	146,006
#	Hanwha Solutions Corp.	28,263	539,616
	Hanwha Systems Co. Ltd.	4,611	301,569
*	Hanwha Vision Co. Ltd.	6,135	261,554
	Hanyang Eng Co. Ltd.	4,895	106,257
	Hanyang Securities Co. Ltd.	4,400	62,283
*	Harim Co. Ltd.	15,284	32,379
	Harim Holdings Co. Ltd.	16,285	162,181
	HB SOLUTION Co. Ltd.	5,300	8,391
	HB Technology Co. Ltd.	17,310	25,212
#	HD Construction Equipment Co. Ltd.	7,099	534,402
	HD Hyundai Co. Ltd.	10,785	1,750,274
	HD Hyundai Electric Co. Ltd.	3,703	2,268,624
		Shares	Value»
SOUTH KOREA — (Continued)
*	HD Hyundai Energy Solutions Co. Ltd.	1,474	$54,325
	HD Hyundai Heavy Industries Co. Ltd.	838	333,553
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,613	748,451
	HDC Holdings Co. Ltd.	10,850	142,740
	HDC Hyundai Development Co-Engineering & Construction	10,674	152,305
*	HD-Hyundai Marine Engine	1,500	91,878
*	Hecto Innovation Co. Ltd.	2,233	29,991
*	Helixmith Co. Ltd.	9,323	42,628
*	Heung-A Shipping Co. Ltd.	14,992	18,085
*	HFR, Inc.	1,358	12,962
	Hite Jinro Co. Ltd.	9,755	119,055
*	HJ Shipbuilding & Construction Co. Ltd.	3,879	67,470
	HK inno N Corp.	3,751	146,251
	HL Holdings Corp.	2,082	65,938
#	HL Mando Co. Ltd.	11,019	488,240
*	HLB Biostep Co. Ltd.	24,245	24,239
*	HLB Global Co. Ltd.	7,402	11,429
*	Hlb Pharma Ceutical Co. Ltd.	1,309	15,049
*	HLB Therapeutics Co. Ltd.	9,528	19,626
*	HLB, Inc.	3,435	131,747
#	HMM Co. Ltd.	38,324	531,196
*	Hotel Shilla Co. Ltd.	3,047	97,578
#*	HPSP Co. Ltd.	12,588	403,524
	HS Hyosung Advanced Materials Corp.	831	135,969
#*	HS Hyosung Corp.	549	23,601
	HS Industries Co. Ltd.	9,817	22,676
#*	Hugel, Inc.	1,197	228,741
*	Humasis Co. Ltd.	40,970	28,326
	Humedix Co. Ltd.	2,688	81,702
	Huons Co. Ltd.	2,307	44,011
	Huons Global Co. Ltd.	1,169	41,176
	Husteel Co. Ltd.	10,980	31,568
	Hwa Shin Co. Ltd.	5,887	38,041
	Hwaseung Enterprise Co. Ltd.	4,866	17,023
#	HYBE Co. Ltd.	1,219	315,053

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hy-Lok Corp.	2,141	$49,929
	Hyosung Corp.	2,100	221,726
	Hyosung Heavy Industries Corp.	1,109	1,989,058
	Hyosung TNC Corp.	928	241,858
#	Hyundai Autoever Corp.	1,521	487,613
	Hyundai Bioland Co. Ltd.	5,552	16,699
	Hyundai BNG Steel Co. Ltd.	4,399	41,047
	HYUNDAI Corp.	3,245	50,922
	Hyundai Department Store Co. Ltd.	4,150	269,693
	Hyundai Elevator Co. Ltd.	4,546	297,070
	Hyundai Engineering & Construction Co. Ltd.	18,285	1,297,916
	Hyundai Futurenet Co. Ltd.	15,058	33,729
	Hyundai GF Holdings	4,044	25,985
	Hyundai Glovis Co. Ltd.	9,552	1,610,460
	Hyundai Green Food	7,219	76,546
	Hyundai Home Shopping Network Corp.	1,244	50,014
	Hyundai Livart Furniture Co. Ltd.	2,794	12,767
#*	Hyundai Marine & Fire Insurance Co. Ltd.	17,768	346,412
	Hyundai Mobis Co. Ltd.	6,041	1,887,551
	Hyundai Motor Co.	15,342	5,340,634
	Hyundai Motor Securities Co. Ltd.	12,346	81,415
#	Hyundai Movex Co. Ltd.	9,643	210,878
	Hyundai Rotem Co. Ltd.	15,282	2,443,520
	Hyundai Steel Co.	17,766	385,590
	Hyundai Wia Corp.	6,080	363,023
	HyVision System, Inc.	3,825	46,349
#*	i3system, Inc.	1,777	160,342
	iFamilySC Co. Ltd.	3,321	34,687
*	Il Dong Pharmaceutical Co. Ltd.	1,020	26,825
*	Iljin Electric Co. Ltd.	2,588	119,403
*	Iljin Holdings Co. Ltd.	3,838	20,764
*	Iljin Hysolus Co. Ltd.	1,089	10,708
	Iljin Power Co. Ltd.	3,680	39,291
	Ilshin Spinning Co. Ltd.	5,925	54,108
††	Ilyang Pharmaceutical Co. Ltd.	3,819	25,969
		Shares	Value»
SOUTH KOREA — (Continued)
	iM Financial Group Co. Ltd.	55,226	$593,823
	iMarketKorea, Inc.	6,839	37,025
	InBody Co. Ltd.	2,385	54,032
	Incar Financial Service Co. Ltd.	8,353	91,787
	Industrial Bank of Korea	56,846	873,376
	Inhwa Precision Co. Ltd.	457	13,601
	Innocean Worldwide, Inc.	5,743	75,743
*	InnoWireless Co. Ltd.	1,320	27,104
	Innox Advanced Materials Co. Ltd.	4,153	93,643
*	Insun ENT Co. Ltd.	6,057	18,377
	Intellian Technologies, Inc.	631	45,833
	Intelligent Digital Integrated Security Co. Ltd.	1,720	21,314
*	Interflex Co. Ltd.	4,142	35,622
	Interojo Co. Ltd.	2,267	27,613
	INTOPS Co. Ltd.	5,178	79,423
	INVENI Co. Ltd.	837	45,409
	IS Dongseo Co. Ltd.	3,904	63,736
	ISC Co. Ltd.	1,515	156,773
	i-SENS, Inc.	2,545	28,954
*	ISU Chemical Co. Ltd.	4,469	28,231
	IsuPetasys Co. Ltd.	14,553	1,175,382
*	ITEK, Inc.	2,956	17,203
*	ITM Semiconductor Co. Ltd.	2,553	19,704
*	Jahwa Electronics Co. Ltd.	4,209	87,418
	JB Financial Group Co. Ltd.	42,858	747,782
*	Jeil Pharmaceutical Co. Ltd.	2,013	20,311
*	Jeju Air Co. Ltd.	7,186	26,984
*	Jeju Semiconductor Corp.	5,017	148,176
*	Jin Air Co. Ltd.	1,880	8,841
	Jinsung T.E.C.	4,387	43,535
	JNK Global Co. Ltd.	3,523	9,402
*	JNTC Co. Ltd.	5,350	89,881
*	Joongang Advanced Materials Co. Ltd.	12,809	24,229
	Jusung Engineering Co. Ltd.	8,268	235,141
	JVM Co. Ltd.	1,746	30,688
	JW Holdings Corp.	15,506	42,795
	JW Life Science Corp.	3,481	31,179
	JW Pharmaceutical Corp.	4,746	102,271

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	JYP Entertainment Corp.	8,171	$415,832
	K Car Co. Ltd.	5,825	62,284
	K Ensol Co. Ltd.	2,425	21,173
	Kakao Corp.	6,542	278,063
#*	Kakao Games Corp.	14,475	178,005
	KakaoBank Corp.	10,110	160,369
*	Kakaopay Corp.	1,219	53,259
	Kangnam Jevisco Co. Ltd.	1,292	15,254
*	Kangwon Energy Co. Ltd.	1,099	13,158
	Kangwon Land, Inc.	18,415	222,720
	KB Financial Group, Inc. (105560 KS)	41,224	3,858,533
	KC Co. Ltd.	3,354	77,663
	KC Tech Co. Ltd.	2,444	79,206
	KCC Corp.	1,372	463,935
	KCC Glass Corp.	3,085	57,588
	KCTC	9,076	42,463
*	KEC Corp.	42,024	23,251
*	Kencoa Aerospace Co.	3,905	80,644
	KEPCO Engineering & Construction Co., Inc.	1,021	92,704
	KEPCO Plant Service & Engineering Co. Ltd.	8,644	335,083
	KG Chemical Corp.	11,258	46,207
	KG Dongbusteel	13,989	54,541
	KG Eco Solution Co. Ltd.	9,077	41,524
*	KG Mobility Co.	12,925	34,816
	Kginicis Co. Ltd.	6,812	54,502
*	KH Vatec Co. Ltd.	3,874	51,371
	Kia Corp.	39,642	4,218,033
	KINX, Inc.	903	83,176
	KISCO Corp.	2,567	16,693
	KISCO Holdings Co. Ltd.	3,626	60,551
	KISWIRE Ltd.	3,511	52,720
	KIWOOM Securities Co. Ltd.	4,501	1,383,514
*	KNJ Co. Ltd.	2,770	53,572
	Koh Young Technology, Inc.	5,169	120,121
	Kolmar BNH Co. Ltd.	3,110	32,131
	Kolmar Holdings Co. Ltd.	6,530	45,581
	Kolmar Korea Co. Ltd.	2,904	140,614
	Kolon Corp.	2,068	86,302
*	Kolon Enp, Inc.	4,673	32,668
	Kolon Industries, Inc.	5,704	216,729
*	Kolon Life Science, Inc.	1,140	51,229
#	KoMiCo Ltd.	2,082	181,130
		Shares	Value»
SOUTH KOREA — (Continued)
	KONA I Co. Ltd.	2,045	$87,137
	Korea Aerospace Industries Ltd.	9,258	1,079,013
	Korea Alcohol Industrial Co. Ltd.	4,299	33,609
	Korea Asset In Trust Co. Ltd.	27,831	50,327
	Korea Cast Iron Pipe Industries Co. Ltd.	3,848	17,854
#*	Korea Circuit Co. Ltd.	5,045	244,272
	Korea District Heating Corp.	321	22,196
	Korea Electric Power Corp. (015760 KS)	18,544	747,937
*	Korea Electric Power Corp. (KEP US), Sponsored ADR	1,200	24,252
	Korea Electric Terminal Co. Ltd.	1,612	83,600
*	Korea Fuel-Tech Corp.	5,317	28,903
	Korea Gas Corp.	3,491	96,992
*	Korea Information & Communications Co. Ltd.	5,701	32,005
	Korea Information Certificate Authority, Inc.	8,779	40,669
	Korea Investment Holdings Co. Ltd.	13,117	1,962,233
*	Korea Line Corp.	48,956	66,251
#	Korea Petrochemical Ind Co. Ltd.	1,172	127,152
	Korea Petroleum Industries Co.	2,315	25,639
	Korea Ratings Corp.	531	35,721
*	Korea Real Estate Investment & Trust Co. Ltd.	59,779	50,594
	Korea United Pharm, Inc.	2,941	38,889
	Korean Air Lines Co. Ltd.	62,739	1,011,549
	Korean Reinsurance Co.	52,474	428,692
	Koryo Credit Information Co. Ltd.	1,407	9,762
	KPX Chemical Co. Ltd.	401	13,411
*	KPX Electrochem Co. Ltd.	446	2,751
*	Krafton, Inc.	5,011	879,711
	KSS LINE Ltd.	6,720	45,229
	KT Corp. (030200 KS)	2,588	102,391

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KT Corp. (KT US), Sponsored ADR	2,500	$52,300
*	KT Millie Seojae Co. Ltd.	1,235	11,903
	KT Skylife Co. Ltd.	3,015	10,212
	KT&G Corp.	7,172	767,032
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	2,128
*	Kumho HT, Inc.	44,811	16,107
	Kumho Petrochemical Co. Ltd.	5,349	534,260
*	Kumho Tire Co., Inc.	35,531	148,333
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	46,692
*	Kwangmu Co. Ltd.	9,563	15,206
	Kyeryong Construction Industrial Co. Ltd.	2,244	33,559
	Kyobo Securities Co. Ltd.	7,541	62,233
*	Kyung Dong Navien Co. Ltd.	2,274	90,847
	Kyungdong Pharm Co. Ltd.	4,514	17,856
	Kyung-In Synthetic Corp.	9,161	31,276
	KZ Precision Corp.	5,214	50,728
*	LabGenomics Co. Ltd.	25,690	31,243
*	Lake Materials Co. Ltd.	10,907	201,096
*	LB Semicon, Inc.	17,234	55,919
	Lee Ku Industrial Co. Ltd.	4,760	19,576
	LEENO Industrial, Inc.	12,370	900,631
	LF Corp.	4,092	54,567
	LG Chem Ltd.	6,064	1,302,070
	LG Corp.	15,978	1,014,257
#*	LG Display Co. Ltd. (034220 KS)	96,258	776,140
	LG Electronics, Inc.	32,109	2,201,512
#*	LG Energy Solution Ltd.	1,156	317,769
	LG H&H Co. Ltd.	2,223	403,943
*	LG HelloVision Co. Ltd.	12,252	19,699
	LG Innotek Co. Ltd.	4,871	827,103
	LG Uplus Corp.	75,046	833,735
	LIG Nex1 Co. Ltd.	2,783	928,272
*	LigaChem Biosciences, Inc.	458	64,173
*	LOT Vacuum Co. Ltd.	3,137	29,925
#	Lotte Chemical Corp.	3,950	227,962
	Lotte Chilsung Beverage Co. Ltd.	1,425	131,882
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Corp.	6,901	$149,953
*	Lotte Data Communication Co.	1,292	19,031
*	Lotte Energy Materials Corp.	7,268	194,993
	LOTTE Fine Chemical Co. Ltd.	6,073	199,558
*	Lotte Non-Life Insurance Co. Ltd.	18,622	21,468
	Lotte Rental Co. Ltd.	5,434	116,254
	Lotte Shopping Co. Ltd.	3,745	218,534
*	Lotte Tour Development Co. Ltd.	3,612	62,868
	Lotte Wellfood Co. Ltd.	723	58,255
#	LS Corp.	4,164	656,641
	LS Eco Energy Ltd.	3,532	100,312
	LS Electric Co. Ltd.	3,890	1,515,930
*	LVMC Holdings	27,400	28,225
	LX Hausys Ltd.	2,198	44,171
	LX Holdings Corp.	17,571	106,109
	LX International Corp.	11,331	300,776
	LX Semicon Co. Ltd.	3,544	134,414
	M.I.Tech Co. Ltd.	4,570	23,753
	Macquarie Korea Infrastructure Fund	59,997	466,302
	Macrogen, Inc.	1,886	25,578
	Maeil Dairies Co. Ltd.	1,216	29,776
	Mcnex Co. Ltd.	4,549	95,972
*	Medipost Co. Ltd.	5,303	88,081
*	MedPacto, Inc.	4,982	24,823
	Medytox, Inc.	383	35,634
*	Meerecompany, Inc.	1,073	13,427
	MegaStudy Co. Ltd.	3,852	29,688
	MegaStudyEdu Co. Ltd.	2,801	90,478
	Meritz Financial Group, Inc.	17,552	1,419,167
*	MiCo Ltd.	14,070	171,407
*	Micro Digital Co. Ltd.	3,312	22,228
*	Mirae Asset Life Insurance Co. Ltd.	15,568	101,562
	Mirae Asset Securities Co. Ltd.	34,076	1,010,211
	Misto Holdings Corp.	9,610	312,933
	Miwon Commercial Co. Ltd.	632	60,956
	Miwon Specialty Chemical Co. Ltd.	364	34,151
*	MK Electron Co. Ltd.	6,706	46,579
	MNTech Co. Ltd.	3,303	27,146
	Modetour Network, Inc.	3,448	26,994
*	MONAYONGPYONG	4,790	10,508
*	Motrex Co. Ltd.	5,962	40,006
	mPlus Corp.	2,590	22,449

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	MS Autotech Co. Ltd.	9,660	$15,067
	Muhak Co. Ltd.	3,078	18,961
	Multicampus Co. Ltd.	512	10,666
	Myoung Shin Industrial Co. Ltd.	10,069	64,110
	Namhae Chemical Corp.	6,477	30,804
*	Namsun Aluminum Co. Ltd.	32,959	28,414
	Namuga Co. Ltd.	3,667	63,598
	Namyang Dairy Products Co. Ltd.	994	33,017
*	Nature & Environment Co. Ltd.	6,226	2,573
	NAVER Corp.	2,369	450,303
	NCSoft Corp.	1,640	266,698
	NeoPharm Co. Ltd.	1,691	21,962
	Neosem, Inc.	3,133	33,649
*	Neowiz	2,815	59,503
*	Nepes Ark Corp.	1,397	17,874
#*	NEPES Corp.	7,008	92,429
*	Neptune Co.	6,362	23,742
Ω	Netmarble Corp.	6,837	250,100
	New Power Plasma Co. Ltd.	9,524	40,459
	Newflex Technology Co. Ltd.	7,227	33,496
	Nexen Corp.	8,767	36,397
	Nexen Tire Corp.	3,351	18,713
	NEXTIN, Inc.	2,385	162,376
	NH Investment & Securities Co. Ltd.	41,530	778,620
	NHN Corp.	4,936	110,421
	NHN KCP Corp.	5,618	88,147
	NICE Holdings Co. Ltd.	8,262	79,910
	Nice Information & Telecommunication, Inc.	1,983	33,472
	NICE Information Service Co. Ltd.	13,197	158,679
	NK Co. Ltd.	23,569	19,205
	Nong Shim Holdings Co. Ltd.	629	38,539
	NongShim Co. Ltd.	974	274,554
	NOROO Paint & Coatings Co. Ltd.	2,474	14,229
	NOVAREX Co. Ltd.	3,715	36,138
	NPC	3,679	9,710
*	OCI Co. Ltd.	751	36,666
*	OCI Holdings Co. Ltd.	4,135	329,797
*	Okins Electronics Co. Ltd.	3,445	30,649
	ONEJOON Co. Ltd.	2,100	14,850
	Oriental Precision & Engineering Co. Ltd.	5,619	32,501
	Orion Corp.	6,485	527,868
		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Holdings Corp.	9,513	$137,728
	Osang Healthcare Co. Ltd.	980	7,707
*	OSTEONIC Co. Ltd.	3,282	14,189
*	Osung Advanced Materials Co. Ltd.	18,972	20,052
#	Otoki Corp.	522	139,663
	Pan Ocean Co. Ltd.	76,988	250,800
	Paradise Co. Ltd.	16,234	199,430
#	Park Systems Corp.	1,564	328,541
*	Partron Co. Ltd.	14,112	70,272
*	Pearl Abyss Corp.	3,315	131,390
#	People & Technology, Inc.	6,638	242,870
	PHA Co. Ltd.	1,572	12,868
*	PharmaResearch Co. Ltd.	2,433	798,390
*	PharmGen Science, Inc.	3,898	11,388
*	Pharmicell Co. Ltd.	11,347	110,087
	Philenergy Co. Ltd.	325	3,829
	PI Advanced Materials Co. Ltd.	2,643	29,717
*	PKC Co. Ltd.	5,256	22,164
	Pond Group Co. Ltd.	2,864	11,516
*	PonyLink Co. Ltd.	13,996	7,805
	Poongsan Corp.	7,316	667,079
	Poongsan Holdings Corp.	4,549	130,964
#	Posco DX Co. Ltd.	11,462	307,238
*	POSCO Future M Co. Ltd.	598	92,525
#	POSCO Holdings, Inc. (005490 KS)	6,377	1,530,248
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	6,151	364,877
	Posco International Corp.	11,695	504,991
#	Posco M-Tech Co. Ltd.	2,526	34,624
	POSCO Steeleon Co. Ltd.	587	16,583
*	Power Logics Co. Ltd.	8,132	32,112
*	Prestige Biologics Co. Ltd.	7,151	14,600
	Protec Co. Ltd.	770	27,069
	PSK Holdings, Inc.	2,033	110,085
#	PSK, Inc.	6,364	268,855
	Pulmuone Co. Ltd.	3,268	29,739
*	Pumtech Korea Co. Ltd.	1,795	81,538
*	Rainbow Robotics	389	195,832
*	Refine Co. Ltd.	6,082	51,088
*	Reyon Pharmaceutical Co. Ltd.	2,120	16,616
	RFHIC Corp.	3,819	126,124

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	RFTech Co. Ltd.	3,225	$3,997
	Rorze Systems Corp.	3,606	24,414
	S&S Tech Corp.	3,445	215,302
	S-1 Corp.	4,152	229,903
*	Sajo Industries Co. Ltd.	362	14,667
*	Sajodaerim Corp.	1,032	26,038
#*	Sam Chun Dang Pharm Co. Ltd.	703	233,416
	Sam Young Electronics Co. Ltd.	5,658	44,557
	Sam Yung Trading Co. Ltd.	3,582	43,014
	Sam-A Aluminum Co. Ltd.	884	20,795
	Samchully Co. Ltd.	406	40,415
††	Samick THK Co. Ltd.	1,269	3,293
*	Samil Pharmaceutical Co. Ltd.	2,975	20,711
*	Samji Electronics Co. Ltd.	1,661	26,221
	Samjin Pharmaceutical Co. Ltd.	1,687	22,589
	Sammok S-Form Co. Ltd.	1,379	18,924
	SAMPYO Cement Co. Ltd.	17,261	100,573
*Ω	Samsung Biologics Co. Ltd.	558	674,355
	Samsung C&T Corp.	6,720	1,400,815
	Samsung Card Co. Ltd. (029780 KS)	8,923	351,762
	Samsung Electro-Mechanics Co. Ltd.	5,937	1,141,796
	Samsung Electronics Co. Ltd. (005930 KS)	439,838	48,590,977
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,949	5,365,442
	Samsung Engineering Co. Ltd.	47,486	1,010,801
*	Samsung Episholdings Co. Ltd.	300	126,303
	Samsung Fire & Marine Insurance Co. Ltd.	2,507	871,624
*	Samsung Heavy Industries Co. Ltd.	35,514	723,817
	Samsung Life Insurance Co. Ltd.	8,618	1,122,111
*	Samsung Pharmaceutical Co. Ltd.	13,829	17,336
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co. Ltd.	7,495	$2,017,475
	Samsung SDS Co. Ltd.	7,945	952,703
	Samsung Securities Co. Ltd.	19,618	1,231,386
*	SAMT Co. Ltd.	23,178	73,940
	Samwha Capacitor Co. Ltd.	3,391	74,150
	Samwha Electric Co. Ltd.	826	31,037
*	Samyang Biopharmaceuticals Corp.	1,410	93,647
	Samyang Corp.	775	25,565
	Samyang Foods Co. Ltd.	936	764,953
	Samyang Holdings Corp.	1,326	55,904
	Samyoung Co. Ltd.	12,236	51,604
*	Sang-A Frontec Co. Ltd.	1,874	22,769
	Sangsin Energy Display Precision Co. Ltd.	2,466	26,004
	Saramin Co. Ltd.	2,138	19,299
	Satrec Initiative Co. Ltd.	1,059	143,934
	SD Biosensor, Inc.	15,730	98,301
#	SeAH Besteel Holdings Corp.	4,129	209,963
	SeAH Steel Corp.	668	56,027
	SeAH Steel Holdings Corp.	745	70,265
	Sebang Co. Ltd.	4,469	44,929
	Sebang Global Battery Co. Ltd.	1,731	76,479
	Seegene, Inc.	4,681	92,602
	Segyung Hitech Co. Ltd.	6,661	23,128
	Sejin Heavy Industries Co. Ltd.	4,517	60,402
	Sejong Industrial Co. Ltd.	5,035	37,190
*	SEMCNS Co. Ltd.	4,544	29,782
#	Seobu T&D	13,043	159,144
	Seohan Co. Ltd.	13,791	8,529
*††	Seohee Construction Co. Ltd.	33,511	28,333
*	Seojin System Co. Ltd.	8,024	211,369
*	Seoul Auction Co. Ltd.	956	5,104
*	Seoul Semiconductor Co. Ltd.	14,166	76,219
	Seoyon Co. Ltd.	1,957	14,487

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon E-Hwa Co. Ltd.	6,608	$69,430
	SFA Engineering Corp.	4,903	114,461
*	SFA Semicon Co. Ltd.	13,844	74,555
	SGC Energy Co. Ltd.	2,523	38,095
*	SHIFT UP Corp.	621	14,938
*	Shin Heung Energy & Electronics Co. Ltd.	7,365	33,244
*	Shin Poong Pharmaceutical Co. Ltd.	491	4,416
	Shindaeyang Paper Co. Ltd.	3,739	30,721
	Shinhan Financial Group Co. Ltd. (055550 KS)	52,052	3,042,096
	Shinil Electronics Co. Ltd.	11,482	10,596
	Shinsegae International, Inc.	2,889	24,410
	Shinsegae, Inc.	1,919	425,149
*	Shinsung Delta Tech Co. Ltd.	1,889	104,083
*	Shinsung E&G Co. Ltd.	27,321	33,678
	Shinwon Corp.	18,325	17,882
	Shinyoung Securities Co. Ltd.	1,575	192,463
*	Silicon2 Co. Ltd.	8,115	298,026
*	SIMMTECH Co. Ltd.	2,713	112,277
	SIMPAC, Inc.	9,536	32,826
	Sindoh Co. Ltd.	1,567	51,348
#*	SK Biopharmaceuticals Co. Ltd.	6,413	523,253
*	SK Bioscience Co. Ltd.	2,198	77,263
	SK Chemicals Co. Ltd.	3,212	149,275
	SK Discovery Co. Ltd.	4,198	168,522
*	SK Eternix Co. Ltd.	2,833	39,844
	SK Gas Ltd.	701	113,147
	SK Hynix, Inc.	40,893	25,532,650
#*Ω	SK IE Technology Co. Ltd.	9,523	179,977
#	SK Innovation Co. Ltd.	6,804	527,875
	SK Networks Co. Ltd.	27,068	105,057
*	SK oceanplant Co. Ltd.	3,193	41,723
	SK Securities Co. Ltd.	149,339	98,046
	SK Telecom Co. Ltd. (017670 KS)	13,174	663,916
		Shares	Value»
SOUTH KOREA — (Continued)
	SK, Inc.	4,672	$1,078,844
*	SKC Co. Ltd.	1,195	96,513
	SL Corp.	5,652	217,645
#	SM Entertainment Co. Ltd.	1,606	128,817
*	SMEC Co. Ltd.	24,805	110,738
#	SNT Dynamics Co. Ltd.	5,786	199,266
#	SNT Holdings Co. Ltd.	2,300	86,428
	SNT Motiv Co. Ltd.	3,764	91,606
*	SOCAR, Inc.	2,283	18,870
*	S-Oil Corp.	9,160	672,940
	Solid, Inc.	20,716	122,004
#*	SOLUM Co. Ltd.	12,113	132,574
	Solus Advanced Materials Co. Ltd.	9,658	54,391
*	Solux Co. Ltd.	6,199	18,131
	Songwon Industrial Co. Ltd.	5,765	36,284
*	Soop Co. Ltd.	2,505	128,092
	Soosan Industries Co. Ltd.	2,080	35,750
	Soulbrain Co. Ltd.	1,451	486,985
	Soulbrain Holdings Co. Ltd.	1,494	60,761
	SPC Samlip Co. Ltd.	601	21,040
	SPG Co. Ltd.	1,751	186,462
	ST Pharm Co. Ltd.	1,108	122,981
	STIC Investments, Inc.	6,915	56,008
	Straffic Co. Ltd.	6,956	17,536
*	Studio Dragon Corp.	2,252	76,905
*	STX Engine Co. Ltd.	1,511	35,486
*	Sugentech, Inc.	4,599	19,740
*	Sukgyung AT Co. Ltd.	288	11,690
*	Sung Kwang Bend Co. Ltd.	6,054	136,473
*	Sungshin Cement Co. Ltd.	6,391	43,610
	Sungwoo Hitech Co. Ltd.	18,816	104,415
*	Sunjin Co. Ltd.	2,260	17,620
*	Suprema, Inc.	1,173	35,483
*	Suresoft Technologies, Inc.	3,723	23,010
	SY Co. Ltd.	8,899	16,966
*	Synergy Innovation Co. Ltd.	8,459	13,922
*	Synopex, Inc.	37,670	199,395
*	Systems Technology, Inc.	920	23,969
	T&L Co. Ltd.	2,034	77,478
	Taekwang Industrial Co. Ltd.	81	48,940
*	Taewoong Co. Ltd.	3,630	76,754
#*	Taihan Cable & Solution Co. Ltd.	6,549	132,912

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TCC Steel	1,848	$21,790
*	TechWing, Inc.	2,638	90,330
	Telechips, Inc.	3,287	35,490
	TES Co. Ltd.	2,411	118,847
*	Theragen Etex Co. Ltd.	6,072	12,567
*	TK Chemical Corp.	12,146	15,115
	TK Corp.	2,656	52,213
	TKG Huchems Co. Ltd.	5,645	78,267
	TLB Co. Ltd.	1,781	72,685
	Tokai Carbon Korea Co. Ltd.	1,792	293,083
*	Tongyang Life Insurance Co. Ltd.	11,915	56,874
*	Tongyang, Inc.	65,030	39,703
	Tonymoly Co. Ltd.	3,726	22,957
*	Toptec Co. Ltd.	7,951	26,750
	Tovis Co. Ltd.	3,832	41,434
	TS Corp.	24,800	47,864
	TSE Co. Ltd.	1,422	76,388
*	Tuksu Construction Co. Ltd.	2,985	13,679
	TYM Corp.	14,189	69,727
	UBCare Co. Ltd.	3,040	8,398
	Uju Electronics Co. Ltd.	1,734	37,932
*	Uni-Chem Co. Ltd.	14,391	11,810
	Unid Co. Ltd.	1,619	89,534
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	48,448
*	Unison Co. Ltd.	14,253	9,880
*	UniTest, Inc.	3,363	33,492
*	Unitrontech Co. Ltd.	5,684	26,803
	Value Added Technology Co. Ltd.	2,552	36,533
	VICTEK Co. Ltd.	3,660	10,066
*††	Vidente Co. Ltd.	10,155	4,395
	Vieworks Co. Ltd.	1,617	31,725
*	Vina Tech Co. Ltd.	660	43,429
	Vitzro Tech Co. Ltd.	5,265	39,355
*	Vitzrocell Co. Ltd.	9,974	144,977
*	VM, Inc.	1,417	29,266
*	VT Co. Ltd.	8,052	114,680
	Webzen, Inc.	3,574	42,834
*	Wemade Co. Ltd.	2,537	57,301
	Whanin Pharmaceutical Co. Ltd.	3,091	22,985
	WiSoL Co. Ltd.	7,257	30,751
*	Won Ik Corp.	4,262	41,340
*	Won Tech Co. Ltd.	13,993	99,151
*	Wonik Holdings Co. Ltd.	12,263	357,224
	WONIK IPS Co. Ltd.	3,583	281,876
		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik Materials Co. Ltd.	2,336	$64,433
	Wonik QnC Corp.	3,926	77,028
	Woojin, Inc.	3,421	61,682
	Woori Financial Group, Inc. (316140 KS)	181,312	3,792,842
*	Woori Technology Investment Co. Ltd.	15,696	91,937
#*	Woori Technology, Inc.	18,484	115,028
*	Woosu AMS Co. Ltd.	14,904	32,716
	Worldex Industry & Trading Co. Ltd.	3,860	68,990
*	W-Scope Chungju Plant Co. Ltd.	3,202	21,205
	Xexymix Corp.	5,891	21,508
*	YG Entertainment, Inc.	1,357	70,234
*	YG PLUS	3,956	19,598
*	YMT Co. Ltd.	1,675	13,013
	Youlchon Chemical Co. Ltd.	974	18,320
	Young Poong Corp.	1,294	58,110
	Youngone Corp.	6,842	432,170
	Youngone Holdings Co. Ltd.	1,902	273,198
	Yuanta Securities Korea Co. Ltd.	29,505	94,490
	Yuhan Corp.	1,842	137,644
*	Yungjin Pharmaceutical Co. Ltd.	5,170	6,850
*	Zeus Co. Ltd.	3,673	49,835
	Zinus, Inc.	3,482	30,361
TOTAL SOUTH KOREA			240,792,092
SPAIN — (2.0%)
	Acciona SA	8,528	1,832,802
	Acerinox SA	80,780	1,199,958
	ACS Actividades de Construccion y Servicios SA	52,073	5,842,422
Ω	Aedas Homes SA	3,787	107,526
Ω	Aena SME SA	93,900	2,916,304
	Alantra Partners SA	1,432	15,544
	Almirall SA	17,621	263,775
#	Amadeus IT Group SA	57,147	3,831,514
*	Amper SA	422,874	95,262
	Atresmedia Corp. de Medios de Comunicacion SA	21,180	131,799
	Audax Renovables SA	45,706	71,329
	Azkoyen SA	5,948	61,560

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	825,678	$20,958,707
	Banco de Sabadell SA	2,217,543	8,698,939
	Banco Santander SA (SAN SM)	902,266	11,520,192
	Banco Santander SA (SAN* MM)	117,268	1,503,088
	Bankinter SA	267,101	4,559,407
	CaixaBank SA	398,831	5,264,639
Ω	Cellnex Telecom SA	35,702	1,104,268
	CIE Automotive SA	12,287	418,561
	Construcciones y Auxiliar de Ferrocarriles SA	6,236	415,712
	Corp. ACCIONA Energias Renovables SA	6,043	152,970
*	Distribuidora Internacional de Alimentacion SA	3,179	147,494
	Ebro Foods SA	12,818	279,370
*	eDreams ODIGEO SA	18,405	76,152
	Elecnor SA	11,545	367,995
	Enagas SA	44,984	740,579
*	Ence Energia y Celulosa SA	30,814	81,141
	Endesa SA	42,831	1,581,095
*	Ercros SA	51,076	206,966
	Faes Farma SA	95,708	593,389
	Ferrovial SE	25,797	1,742,459
	Fluidra SA	15,707	456,890
Ω	Gestamp Automocion SA	52,232	187,269
Ω	Global Dominion Access SA	19,083	78,815
*	Grenergy Renovables SA	1,407	160,604
	Grifols SA	82,708	1,058,169
	Grupo Empresarial San Jose SA	5,388	53,065
	Iberdrola SA	1,469	32,954
	Iberdrola SA IBE SM	107,302	2,412,454
	Iberpapel Gestion SA (IBG SM)	555	13,823
	Indra Sistemas SA	57,643	3,725,734
	Industria de Diseno Textil SA	66,550	4,330,415
*	Inmocemento SA	6,069	26,807
	Laboratorio Reig Jofre SA	2,628	8,570
	Laboratorios Farmaceuticos Rovi SA	2,432	207,647
		Shares	Value»
SPAIN — (Continued)
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	47,410	$66,120
	Logista Integral SA	24,479	892,913
	Mapfre SA	324,382	1,484,286
	Melia Hotels International SA	23,687	211,336
	Miquel y Costas & Miquel SA	8,269	137,302
	Naturgy Energy Group SA	29,838	936,942
Ω	Neinor Homes SA	7,945	189,311
*	Obrascon Huarte Lain SA	34,864	14,813
#*	Oryzon Genomics SA	8,509	32,412
	Pharma Mar SA	1,111	103,942
	Prim SA	1,285	19,426
*	Promotora de Informaciones SA, Class A	69,984	28,571
Ω	Prosegur Cash SA	77,104	58,601
*	Realia Business SA	35,327	42,835
#	Redeia Corp. SA	61,860	1,069,061
	Repsol SA (REP SM)	195,612	3,853,770
	Sacyr SA	1,201	5,646
	Sacyr SA SCYR SM	96,093	452,174
*	Solaria Energia y Medio Ambiente SA	16,222	357,780
#*Ω	Talgo SA	9,613	33,421
*	Tecnicas Reunidas SA	15,753	596,480
#	Telefonica SA (TEF SM)	749,981	3,036,146
	Telefonica SA (TEF US), Sponsored ADR	10,338	41,352
#	Tubacex SA	38,261	156,322
*	Tubos Reunidos SA	19,513	6,874
Ω	Unicaja Banco SA	445,187	1,525,603
	Vidrala SA	7,728	807,369
	Viscofan SA	16,560	1,111,352
TOTAL SPAIN			106,808,294
SWEDEN — (1.8%)
#	AAK AB	11,985	335,364
Ω	AcadeMedia AB	33,500	354,967
	AddLife AB, Class B	28,328	433,952
	Addnode Group AB	31,265	300,486
	AddTech AB, Class B	28,906	938,548
	AFRY AB	31,679	502,682
	Alfa Laval AB	22,740	1,317,152
Ω	Alimak Group AB	24,710	378,348
	Alleima AB	89,889	785,608
	Alligo AB, Class B	9,372	133,300
Ω	Ambea AB	39,862	607,875

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Annehem Fastigheter AB, Class B	23,136	$42,577
	AQ Group AB	14,511	319,402
	Arjo AB, Class B	66,722	200,017
*	Asmodee Group AB, Class B	20,402	244,805
	Assa Abloy AB, Class B	25,713	1,039,678
	Atlas Copco AB (ATCOA SS), Class A	162,372	3,348,466
	Atlas Copco AB (ATCOB SS), Class B	100,484	1,807,472
#	Atrium Ljungberg AB, Class B	54,145	205,075
Ω	Attendo AB	43,233	431,573
	Avanza Bank Holding AB	26,230	1,021,984
	Axfood AB	17,325	593,578
	Beijer Alma AB	12,926	384,130
	Beijer Ref AB	12,176	173,324
	Bergman & Beving AB	11,723	364,711
	Betsson AB, Class B	52,606	617,678
#*	Better Collective AS	10,226	121,949
*	BHG Group AB	48,539	167,200
*	BICO Group AB	6,048	11,709
	Bilia AB, Class A	26,527	375,870
	Billerud Aktiebolag	58,251	471,023
	BioGaia AB, Class B	15,019	184,730
*	BioInvent International AB	5,678	18,826
	Bjorn Borg AB	5,162	33,972
*	Boliden AB	34,766	2,434,548
*	Bonava AB, Class B	68,446	100,250
#*Ω	Boozt AB	6,801	69,067
Ω	Bravida Holding AB	66,165	651,863
	Bufab AB	32,955	364,789
	Bulten AB	5,345	29,814
	Bure Equity AB	25,410	627,408
	Byggmax Group AB	19,721	125,189
*	Camurus AB	2,184	163,946
*	Carasent AB	3,685	10,678
#	Castellum AB	31,041	383,737
	Catella AB	11,938	36,534
	Catena AB	5,960	309,382
*	Cavotec Group AB	12,443	20,537
#	Cellavision AB	3,049	50,397
#	Cibus Nordic Real Estate AB publ	12,320	213,555
#*	Cint Group AB	77,596	25,206
	Clas Ohlson AB, Class B	15,766	539,840
	Cloetta AB, Class B	70,892	346,757
*	Coffee Stain Group AB, Class B	19,378	40,333
		Shares	Value»
SWEDEN — (Continued)
Ω	Coor Service Management Holding AB	26,480	$157,081
	Corem Property Group AB (CORED SS), Class D	2,165	58,149
*	C-RAD AB	3,079	10,938
	CTT Systems AB	2,479	45,474
	Dios Fastigheter AB	22,212	160,868
Ω	Dometic Group AB	90,666	390,211
	Duni AB	2,770	32,579
*Ω	Dustin Group AB	196,668	38,295
*	Dynavox Group AB	15,497	151,609
	Eastnine AB	25,612	143,220
	Elanders AB, Class B	6,126	40,836
*	Electrolux AB, Class B	61,457	496,425
	Electrolux Professional AB, Class B	61,030	420,521
	Elekta AB, Class B	94,463	607,227
#*	Embracer Group AB	19,378	106,143
#*	Enad Global 7 AB	18,744	25,850
*	Enea AB	5,780	43,445
#	Engcon AB	7,932	71,157
	Eolus AB, Class B	4,740	17,938
	Ependion AB	9,101	108,677
	Epiroc AB (EPIA SS), Class A	49,725	1,393,950
	Epiroc AB (EPIB SS), Class B	29,749	741,853
	Essity AB (ESSITYA SS), Class A	2,308	68,059
	Essity AB (ESSITYB SS), Class B	48,982	1,450,291
Ω	Evolution AB	8,751	568,475
	Ework Group AB	2,805	29,987
	Fabege AB	31,655	292,393
	Fagerhult Group AB	15,139	63,823
*	Fastighets AB Balder, Class B	51,845	391,046
*	Fastighets AB Trianon	11,978	26,306
*	Fastighetsbolaget Emilshus AB, Class B	1,004	5,987
	FastPartner AB (FPARA SS), Class A	12,373	63,620
#	FastPartner AB (FPARD SS), Class D	1,512	12,729
	Fenix Outdoor International AG	1,057	62,242
	G5 Entertainment AB	1,825	19,267
	Getinge AB, Class B	41,823	916,438
	Granges AB	39,772	667,389

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Green Landscaping Group AB	5,224	$25,884
*	Gruvaktiebolaget Viscaria	33,257	75,588
#	H & M Hennes & Mauritz AB, Class B	41,894	838,933
	Hanza AB	10,233	159,897
	Heba Fastighets AB, Class B	12,948	43,817
	Hemnet Group AB	23,233	370,480
	Hexagon AB, Class B	68,934	777,233
*	Hexatronic Group AB	29,315	77,120
	Hexpol AB	64,992	531,939
*	HMS Networks AB	7,876	355,042
Ω	Hoist Finance AB	14,551	204,687
#	Holmen AB (HOLMB SS), Class B	13,019	487,990
	Hufvudstaden AB, Class A	16,447	227,269
	Humana AB	15,563	83,040
	Husqvarna AB (HUSQA SS), Class A	4,692	23,961
	Husqvarna AB (HUSQB SS), Class B	74,516	380,671
	Indutrade AB	24,134	566,557
	Instalco AB	60,436	172,385
#*	International Petroleum Corp. (IPCO CN)	1,551	32,349
*	International Petroleum Corp. (IPCO SS)	36,209	756,817
	INVISIO AB	8,043	235,351
	Inwido AB	26,224	451,375
	JM AB	20,613	317,203
*	John Mattson Fastighetsforetagen AB	4,685	34,748
*	Karnov Group AB	17,865	196,293
*	K-fast Holding AB	34,295	47,096
*	Klarabo Sverige AB, Class B	17,016	28,464
	KNOW IT AB	9,887	129,468
	Lagercrantz Group AB, Class B	47,909	1,049,715
	Lifco AB, Class B	12,938	444,575
	Lime Technologies AB	3,930	112,176
	Lindab International AB	26,860	564,657
	Logistea AB, Class B	13,687	22,100
	Loomis AB	26,003	1,079,027
*	Medcap AB	3,268	180,361
		Shares	Value»
SWEDEN — (Continued)
	Medicover AB, Class B	18,367	$417,974
	MEKO AB	14,855	118,077
	Micro Systemation AB, Class B	5,052	37,732
	MIPS AB	2,885	89,799
*	Modern Times Group MTG AB, Class B	32,274	376,748
	Momentum Group AB	10,010	147,809
Ω	Munters Group AB	25,014	493,868
	Mycronic AB	37,038	852,545
*	NCAB Group AB	30,166	156,826
	NCC AB, Class B	29,665	759,624
	Nederman Holding AB	2,314	37,372
*	Neobo Fastigheter AB	12,655	26,599
*	Net Insight AB, Class B	74,509	18,203
#	New Wave Group AB, Class B	46,314	555,348
#	Nibe Industrier AB, Class B	89,418	342,540
	Nilorngruppen AB, Class B	2,755	19,989
	Nivika Fastigheter AB, Class B	8,076	39,950
#*	Nobia AB	148,181	64,340
	Nolato AB, Class B	69,620	455,009
	Nordnet AB publ	25,003	808,924
*	Norion Bank AB	21,791	165,991
	Note AB	5,347	99,462
#	NP3 Fastigheter AB	8,033	238,406
	Nyfosa AB	37,089	294,845
	OEM International AB, Class B	17,660	252,220
#*	Orron Energy AB	75,740	45,230
*	Ovzon AB	22,398	137,931
	Pandox AB	27,343	589,959
	Peab AB, Class B	64,301	642,670
	Platzer Fastigheter Holding AB, Class B	15,074	125,575
	Prevas AB, Class B	1,225	12,814
*	Pricer AB, Class B	61,892	28,211
	Proact IT Group AB	13,302	152,248
	Ratos AB, Class B	61,534	263,013
	RaySearch Laboratories AB	10,869	232,170
	Rejlers AB	4,668	95,560
	Rusta AB	9,598	88,242
	Rvrc Holding AB	22,271	171,114
#	Saab AB, Class B	5,220	407,280
#	Sagax AB (SAGAB SS), Class B	14,443	318,485
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	209,064	115,135
	Sandvik AB	65,394	2,582,170

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Scandi Standard AB	21,297	$258,295
Ω	Scandic Hotels Group AB	70,844	707,926
*	Sdiptech AB, Class B	8,724	167,102
	Sectra AB, Class B	27,667	684,050
	Securitas AB, Class B	66,906	1,106,418
*	Sedana Medical AB	19,405	21,830
*	Sensys Gatso Group AB	4,148	18,027
*Ω	Sinch AB	232,254	695,929
	SinterCast AB	992	10,823
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	109,777	2,359,593
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,726	38,025
	Skanska AB, Class B	45,055	1,368,419
	SKF AB (SKFA SS), Class A	3,007	79,616
#	SKF AB (SKFB SS), Class B	54,642	1,428,708
#	SkiStar AB	15,716	295,842
	Solid Forsakring AB	5,351	55,326
	SSAB AB (SSABA SS), Class A	40,568	335,406
	SSAB AB (SSABAH FH), Class A	2,266	18,769
	SSAB AB (SSABB SS), Class B	113,319	932,202
	SSAB AB (SSABBH FH), Class B	12,844	105,650
*	Stendorren Fastigheter AB	3,083	67,783
	Stenhus Fastigheter I Norden AB	9,581	12,152
*	Stillfront Group AB	162,501	100,535
	Storskogen Group AB, Class B	489,739	594,592
	Svedbergs Group AB	9,684	71,873
	Svenska Cellulosa AB SCA (SCAA SS), Class A	3,121	38,948
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	78,467	982,479
	Svenska Handelsbanken AB (SHBA SS), Class A	74,650	1,176,861
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,473	38,607
	Sweco AB, Class B	35,148	582,301
		Shares	Value»
SWEDEN — (Continued)
	Swedbank AB, Class A	63,812	$2,481,027
*	Swedish Logistic Property AB, Class B	16,381	77,100
*	Swedish Orphan Biovitrum AB	10,916	414,539
	Synsam AB	39,659	291,678
	Systemair AB	26,063	253,689
	Tele2 AB, Class B	98,298	1,808,545
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	9,881	107,401
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	330,612	3,580,582
	Telia Co. AB	444,781	2,031,964
	TF Bank AB	11,012	212,438
Ω	Thule Group AB	11,321	271,225
	Trelleborg AB, Class B	28,963	1,172,023
	Troax Group AB	12,721	207,540
	Truecaller AB, Class B	54,639	94,612
	VBG Group AB, Class B	6,933	299,598
*	Vestum AB	30,839	27,964
*	Viaplay Group AB	156,249	21,241
	Vitec Software Group AB, Class B	5,458	153,261
	Vitrolife AB	17,865	232,876
	Volati AB	6,306	67,409
	Volvo AB (VOLVA SS), Class A	26,966	979,760
	Volvo AB (VOLVB SS), Class B	208,445	7,574,348
#*	Volvo Car AB, Class B	57,959	193,416
#	Wallenstam AB, Class B	53,598	244,089
	Wihlborgs Fastigheter AB	43,452	448,949
*	XANO Industri AB, Class B	1,575	15,981
#*	XSpray Pharma AB	2,462	6,738
TOTAL SWEDEN			96,298,714
SWITZERLAND — (5.1%)
	ABB Ltd.	81,931	7,054,097
	Accelleron Industries AG (ACLN SW)	37,593	3,600,910
	Adecco Group AG	41,830	1,229,233
#	Alcon AG ALC US	65,684	5,319,123
	Allreal Holding AG	6,223	1,820,307
	ALSO Holding AG	1,863	480,100

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Amrize Ltd.	70,308	$3,719,286
*	ams-OSRAM AG	8,491	88,348
	APG SGA SA	317	86,506
	Arbonia AG	19,716	128,826
*	Aryzta AG	7,766	550,489
	Ascom Holding AG	11,095	76,955
	Autoneum Holding AG	1,032	168,792
	Avolta AG	34,258	2,097,324
	Banque Cantonale de Geneve	7,670	275,870
#	Banque Cantonale Vaudoise	9,755	1,320,145
#	Barry Callebaut AG	517	911,997
*	Basilea Pharmaceutica Ag Allschwil	926	64,857
	Belimo Holding AG	1,420	1,553,163
	Bell Food Group AG	800	229,542
	Bellevue Group AG	2,041	29,907
	Berner Kantonalbank AG	2,023	844,221
	BKW AG	3,991	754,544
	Bossard Holding AG, Class A	2,300	452,004
	Bucher Industries AG	2,792	1,295,220
	Burckhardt Compression Holding AG	1,117	772,234
	Burkhalter Holding AG	2,319	421,448
	Bystronic AG	443	154,609
#	Calida Holding AG	469	7,371
*	Carlo Gavazzi Holding AG	167	34,406
	Cembra Money Bank AG	11,681	1,493,205
	Chocoladefabriken Lindt & Spruengli AG	7	1,034,682
*	Cicor Technologies Ltd.	1,175	186,956
	Cie Financiere Richemont SA, Class A	33,209	6,446,184
	Cie Financiere Tradition SA, Class BR	1,048	399,242
	Clariant AG	43,008	397,936
#	Coltene Holding AG	1,259	89,891
	COSMO Pharmaceuticals NV	1,934	289,993
	CPH Group AG	347	30,285
	Daetwyler Holding AG, Class BR	1,783	364,413
	DKSH Holding AG	14,115	1,035,647
		Shares	Value»
SWITZERLAND — (Continued)
	dormakaba Holding AG	10,880	$818,205
	DSM-Firmenich AG	14,338	1,130,602
	EFG International AG	45,706	1,168,015
	Emmi AG	776	786,165
	EMS-Chemie Holding AG	668	519,349
#*	Feintool International Holding AG	1,631	21,572
	Flughafen Zurich AG	8,360	2,596,459
	Forbo Holding AG	272	321,228
	Fundamenta Real Estate AG	5,114	125,128
	Galderma Group AG	4,004	746,341
Ω	Galenica AG	21,300	2,662,448
	Geberit AG	6,209	4,741,131
	Georg Fischer AG	24,956	1,663,339
	Givaudan SA	477	1,843,838
	Glarner Kantonalbank	1,297	36,892
#	Helvetia Baloise Holding AG	30,210	7,661,880
	Hiag Immobilien Holding AG	977	157,073
	Holcim AG (HOLN SW)	63,568	6,551,880
	Huber & Suhner AG	6,475	1,309,599
	Hypothekarbank Lenzburg AG	3	15,750
	Implenia AG	3,093	296,210
	Inficon Holding AG	5,249	830,657
	Interroll Holding AG	159	382,892
	Intershop Holding AG	1,435	310,974
	Investis Holding SA	981	196,477
	Julius Baer Group Ltd.	51,625	4,312,251
	Jungfraubahn Holding AG	1,642	647,062
	Kardex Holding AG	1,506	529,416
#*	Komax Holding AG	684	59,258
*	Kudelski SA, Class BR	13,192	20,888
	Kuehne & Nagel International AG	5,141	1,190,461
	Landis & Gyr Group AG	8,382	588,826
*	LEM Holding SA	71	25,941
	Liechtensteinische Landesbank AG	5,570	694,551
#	Logitech International SA (LOGI US)	14,126	1,212,576
	Logitech International SA (LOGN SW)	1,150	99,075
	Lonza Group AG	7,196	4,889,322
	Luzerner Kantonalbank AG	6,892	878,016
Ω	Medacta Group SA	1,252	267,891
Ω	Medmix AG	7,618	112,627

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Meier Tobler Group AG	1,836	$86,385
#	Metall Zug AG, Class B	70	73,079
	Mikron Holding AG	3,910	87,356
	Mobilezone Holding AG	11,233	204,835
	Mobimo Holding AG	2,861	1,440,755
*	Molecular Partners AG	3,503	14,953
*Ω	Montana Aerospace AG	7,478	322,764
	Naturenergie Holding AG	1,434	60,583
	Nestle SA	216,081	20,619,489
	Novartis AG (NOVN SW)	88,289	13,099,419
#	Novartis AG (NVS US), Sponsored ADR	127,293	18,925,923
	Novavest Real Estate AG	1,587	82,743
	OC Oerlikon Corp. AG Pfaeffikon	48,835	223,990
#*	Orior AG	2,610	37,357
	Partners Group Holding AG	2,617	3,568,394
	Phoenix Mecano AG	286	163,849
	Plazza AG, Class A	241	136,477
*Ω	PolyPeptide Group AG	3,457	122,201
	PSP Swiss Property AG	10,900	2,187,837
#	Rieter Holding AG	19,994	86,054
	Roche Holding AG (RO SW), Class BR	2,458	1,135,894
	Roche Holding AG (ROG SW)	52,911	24,060,725
	Romande Energie Holding SA	2,262	125,172
	Sandoz Group AG (SDZ SW)	112,680	8,927,150
	Sandoz Group AG (SDZNY US), ADR	11,882	942,005
	Schindler Holding AG	1,827	671,936
#	Schweiter Technologies AG	269	87,615
#	Schweizerische Nationalbank	18	84,359
*Ω	Sensirion Holding AG	1,072	80,087
	SFS Group AG	6,263	919,497
	SGS SA	31,976	3,848,614
	Siegfried Holding AG	15,790	1,941,565
	SIG Group AG	94,908	1,468,552
	Sika AG	14,671	2,815,225
		Shares	Value»
SWITZERLAND — (Continued)
*	Softwareone Holding AG SWON NO	8,226	$84,841
	Softwareone Holding AG SWON SW	15,625	160,797
	Sonova Holding AG	8,829	2,416,350
	St. Galler Kantonalbank AG	1,088	836,233
#	Stadler Rail AG	11,676	299,138
#	Straumann Holding AG	7,411	891,319
	Sulzer AG	7,639	1,645,953
	Sunrise Communications AG, Class A	12,919	733,236
#	Swatch Group AG (UHR SW), Class BR	8,393	1,980,224
	Swatch Group AG (UHRN SW)	16,186	766,867
#	Swiss Life Holding AG	4,659	5,108,838
	Swiss Prime Site AG	28,809	4,904,461
	Swiss Re AG	47,666	7,616,254
#	Swisscom AG	5,795	4,758,164
	Swissquote Group Holding SA	4,529	2,578,388
	Tecan Group AG	616	108,530
	Temenos AG	15,937	1,408,414
	Thurgauer Kantonalbank	389	86,001
	TX Group AG	1,242	267,539
#*	UBS Group AG (UBS US)	7,116	335,546
	UBS Group AG (UBSG SW)	204,461	9,674,149
	Valiant Holding AG	6,005	1,205,466
#	Varia U.S. Properties AG	573	14,963
Ω	VAT Group AG	1,893	1,224,139
	Vaudoise Assurances Holding SA	212	201,923
	Vetropack Holding AG	4,154	121,217
	Vontobel Holding AG	11,746	1,012,340
	VP Bank AG, Class A	1,150	125,475
	VZ Holding AG	5,041	988,092
#	V-ZUG Holding AG	602	31,028
	Walliser Kantonalbank	225	40,316
	Warteck Invest AG	42	106,947
#	Ypsomed Holding AG	742	293,658
	Zehnder Group AG	2,900	308,802
*	Zueblin Immobilien Holding AG	454	27,202
	Zug Estates Holding AG, Class B	76	229,013
	Zuger Kantonalbank, Class BR	33	400,945

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zurich Insurance Group AG	10,056	$7,154,057
TOTAL SWITZERLAND			268,532,197
TAIWAN — (6.6%)
	91APP, Inc.	18,000	37,811
	Aaeon Technology, Inc.	5,248	21,085
	Abico Avy Co. Ltd.	48,134	71,242
#	Ability Enterprise Co. Ltd.	117,564	314,505
	Ability Opto-Electronics Technology Co. Ltd.	7,083	24,599
	AcBel Polytech, Inc.	215,786	337,103
	Accton Technology Corp.	73,000	2,552,316
	Acer E-Enabling Service Business, Inc.	6,000	39,122
#	Acer, Inc.	691,000	549,084
#	ACES Electronic Co. Ltd.	39,719	80,815
*	Acme Electronics Corp.	24,000	21,193
*	Acon Holding, Inc.	79,041	18,031
#	Acter Group Corp. Ltd.	34,470	686,062
	Action Electronics Co. Ltd.	63,000	21,066
	Actron Technology Corp.	19,000	78,008
	ADATA Technology Co. Ltd.	103,976	1,176,814
	Addcn Technology Co. Ltd.	13,106	68,951
*	Adimmune Corp.	112,000	67,727
	Adlink Technology, Inc.	14,000	27,544
	Advanced Ceramic X Corp.	12,000	58,758
#	Advanced Energy Solution Holding Co. Ltd.	10,000	353,500
	Advanced International Multitech Co. Ltd.	60,000	134,697
*	Advanced Optoelectronic Technology, Inc.	31,000	16,359
	Advanced Power Electronics Corp.	29,000	84,315
#	Advanced Wireless Semiconductor Co.	41,000	144,920
		Shares	Value»
TAIWAN — (Continued)
	Advancetek Enterprise Co. Ltd.	96,571	$91,182
	Advantech Co. Ltd.	76,757	724,371
	Aero Win Technology Corp.	22,000	28,154
	Aerospace Industrial Development Corp.	150,000	252,226
	AGV Products Corp.	191,875	64,538
	AIC, Inc.	7,000	83,671
	Air Asia Co. Ltd.	10,000	15,807
#	Airoha Technology Corp.	6,000	82,526
	Airtac International Group	39,122	1,415,849
	Alchip Technologies Ltd.	4,000	392,718
	Alexander Marine Co. Ltd.	9,108	53,384
*	ALI Corp.	28,000	22,764
	Allied Circuit Co. Ltd.	14,019	97,363
	Allied Supreme Corp.	10,000	76,336
	Allis Electric Co. Ltd.	42,603	166,427
	Alltek Technology Corp.	49,040	51,490
	Alltop Technology Co. Ltd.	16,000	125,939
	Alpha Networks, Inc.	78,072	81,348
#	Altek Corp.	130,445	161,413
	Amazing Microelectronic Corp.	21,965	58,550
	Ambassador Hotel	109,000	150,092
	AMPACS Corp.	20,000	17,564
	Ampak Technology, Inc.	6,000	11,946
	Ampire Co. Ltd.	28,000	23,647
	Ample Electronic Technology Co. Ltd.	7,350	41,286
	AMPOC Far-East Co. Ltd.	24,376	83,158
#	AmTRAN Technology Co. Ltd.	228,665	146,971
*	Amulaire Thermal Technology, Inc.	11,000	11,118
	Anji Technology Co. Ltd.	22,000	23,798
	Aopen, Inc.	11,000	17,921
	Apac Opto Electronics, Inc.	20,000	45,536
#	Apacer Technology, Inc.	35,750	138,070
#	APAQ Technology Co. Ltd.	10,000	52,004
	Apex Biotechnology Corp.	32,000	29,583

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Apex International Co. Ltd.	72,424	$72,876
	Apex Science & Engineering	72,828	26,430
	Arcadyan Technology Corp.	43,540	247,268
	Ardentec Corp.	200,990	1,012,281
	ARES International Corp.	9,000	14,436
#	Argosy Research, Inc.	23,714	117,393
	ASE Technology Holding Co. Ltd.	220,931	2,054,020
	Asia Cement Corp.	501,000	559,020
#	Asia Optical Co., Inc.	63,000	323,317
	Asia Polymer Corp.	134,319	59,036
	Asia Tech Image, Inc.	12,000	28,974
	Asia Vital Components Co. Ltd.	39,814	1,808,855
	ASIX Electronics Corp.	12,000	36,380
	ASMedia Technology, Inc.	5,260	214,515
	ASolid Technology Co. Ltd.	10,000	34,452
	ASPEED Technology, Inc.	6,500	1,817,764
	ASROCK, Inc.	15,000	101,967
	Asustek Computer, Inc.	66,000	1,036,845
	ATE Energy International Co. Ltd.	20,000	17,295
	Aten International Co. Ltd.	33,000	63,165
	Auden Techno Corp.	13,000	73,196
	Audix Corp.	34,000	71,769
#	AUO Corp. (2409 TT)	1,341,000	580,829
	AURAS Technology Co. Ltd.	5,000	143,069
	Aurora Corp.	14,100	24,521
	Avalue Technology, Inc.	20,000	56,766
	Avermedia Technologies	21,000	26,013
	Axiomtek Co. Ltd.	20,993	55,101
	Azurewave Technologies, Inc.	11,000	20,510
	Bafang Yunji International Co. Ltd.	14,000	78,624
	Bank of Kaohsiung Co. Ltd.	351,560	133,952
	Basso Industry Corp.	40,000	43,459
#	BenQ Materials Corp.	59,000	36,437
		Shares	Value»
TAIWAN — (Continued)
*	BES Engineering Corp.	649,085	$281,498
*	Billion Electric Co. Ltd.	34,000	26,299
*	Bin Chuan Enterprise Co. Ltd.	22,000	36,033
	B'in Live Co. Ltd.	10,093	26,760
*	Bionime Corp.	13,536	22,031
*	Biostar Microtech International Corp.	38,000	27,912
	Bioteque Corp.	15,000	57,199
	Bizlink Holding, Inc.	43,424	1,763,504
	Bon Fame Co. Ltd.	12,000	21,421
	Bonny Worldwide Ltd.	3,000	17,426
#	Bora Pharmaceuticals Co. Ltd.	10,790	206,324
	Brave C&H Supply Co. Ltd.	11,000	23,027
	Bright Led Electronics Corp.	41,000	26,107
	Brightek Optoelectronic Co. Ltd.	11,000	13,263
	Brighton-Best International Taiwan, Inc.	109,423	119,594
	Brillian Network & Automation Integrated System Co. Ltd.	5,431	53,611
	Brogent Technologies, Inc.	10,390	34,078
	C Sun Manufacturing Ltd.	12,939	96,742
*	Calin Technology Co. Ltd.	21,000	20,176
*	Caliway Biopharmaceuticals Co. Ltd.	20,000	104,543
*	Cameo Communications, Inc.	90,763	28,235
	Capital Futures Corp.	53,629	87,395
	Capital Securities Corp.	787,680	739,464
*	Career Technology MFG. Co. Ltd.	147,796	76,302
	Castles Technology Co. Ltd.	18,742	33,756
	Caswell, Inc.	10,000	26,730
	Catcher Technology Co. Ltd.	137,000	874,969
	Cathay Consolidated, Inc.	5,000	14,787
	Cathay Financial Holding Co. Ltd.	822,286	1,959,081

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cathay Real Estate Development Co. Ltd.	213,000	$149,055
*	CCP Contact Probes Co. Ltd.	36,074	67,853
#	Celxpert Energy Corp.	34,390	40,851
	Cenra, Inc.	47,500	51,188
#	Center Laboratories, Inc.	202,871	258,515
	Central Reinsurance Co. Ltd.	126,880	107,250
	Century Iron & Steel Industrial Co. Ltd.	46,000	197,576
	Chailease Holding Co. Ltd.	348,754	1,149,434
*	ChainQui Construction Development Co. Ltd.	27,000	12,619
	Chaintech Technology Corp.	13,000	11,737
	Champion Building Materials Co. Ltd.	106,200	30,171
	Champion Microelectronic Corp.	11,000	22,920
	Chang Hwa Commercial Bank Ltd.	1,332,224	862,353
	Chang Wah Electromaterials, Inc.	116,000	169,076
#	Chang Wah Technology Co. Ltd.	112,000	204,879
	Channel Well Technology Co. Ltd.	60,000	119,009
	Chant Sincere Co. Ltd.	12,000	19,387
#	Charoen Pokphand Enterprise	65,000	306,422
	CHC Healthcare Group	46,000	49,495
	CHC Resources Corp.	33,000	73,460
	Chen Full International Co. Ltd.	38,000	49,268
	Chenbro Micom Co. Ltd.	10,000	285,371
	Cheng Fwa Industrial Co. Ltd.	23,000	14,272
#	Cheng Loong Corp.	271,000	152,373
*	Cheng Mei Materials Technology Corp.	126,408	53,486
		Shares	Value»
TAIWAN — (Continued)
	Cheng Shin Rubber Industry Co. Ltd.	431,000	$417,890
	Cheng Uei Precision Industry Co. Ltd.	139,000	170,891
#	Chenming Electronic Technology Corp.	32,000	113,803
	Chia Chang Co. Ltd.	40,000	47,624
	Chia Hsin Cement Corp.	219,300	98,817
	Chicony Electronics Co. Ltd.	257,773	952,949
	Chicony Power Technology Co. Ltd.	54,481	139,774
	Chief Telecom, Inc.	7,600	77,387
	Chien Kuo Construction Co. Ltd.	35,360	36,305
	Chien Shing Harbour Service Co. Ltd.	9,000	12,314
	China Airlines Ltd.	1,491,000	1,048,903
	China Bills Finance Corp.	341,000	176,127
	China Ecotek Corp.	6,000	9,932
	China Electric Manufacturing Corp.	91,530	37,803
#	China General Plastics Corp.	116,626	46,029
	China Glaze Co. Ltd.	48,000	37,810
*	China Man-Made Fiber Corp.	412,861	92,067
	China Metal Products	121,000	93,544
#	China Motor Corp.	85,200	149,869
*	China Petrochemical Development Corp.	1,091,069	276,259
#	China Steel Chemical Corp.	43,000	101,128
	China Steel Corp.	2,152,000	1,415,898
	China Steel Structure Co. Ltd.	25,000	34,159
	China Wire & Cable Co. Ltd.	31,000	40,338
	Chinese Maritime Transport Ltd.	33,000	64,603
	Ching Feng Home Fashions Co. Ltd.	60,478	38,136
	Chin-Poon Industrial Co. Ltd.	114,000	137,633
	Chipbond Technology Corp.	205,000	355,716
#	ChipMOS Technologies, Inc. (8150 TT)	182,133	342,759
	Chlitina Holding Ltd.	14,422	47,229

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co. Ltd.	64,100	$157,356
	Chroma ATE, Inc.	43,000	1,320,375
	Chun Yuan Steel Industry Co. Ltd.	185,000	126,679
#*	Chung Hung Steel Corp.	230,000	144,334
	Chung Hwa Chemical Industrial Works Ltd.	21,000	28,718
	Chung Hwa Food Industrial Co. Ltd.	5,500	13,727
*	Chung Hwa Pulp Corp.	171,228	67,175
	Chung-Hsin Electric & Machinery Manufacturing Corp.	112,000	598,564
	Chunghwa Precision Test Tech Co. Ltd.	4,000	417,108
	Chunghwa Telecom Co. Ltd. (2412 TT)	197,000	835,367
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,400	144,432
	Chyang Sheng Texing Co. Ltd.	19,000	10,505
#	Cleanaway Co. Ltd. (8422 TT)	200,000	233,693
	Clevo Co.	193,000	227,482
	CMC Magnetics Corp.	450,929	153,435
	C-Media Electronics, Inc.	8,000	10,197
	Collins Co. Ltd.	42,000	16,683
#	Compal Electronics, Inc.	1,172,000	1,209,583
	Compeq Manufacturing Co. Ltd.	442,000	2,356,645
	Complex Micro Interconnection Co. Ltd.	17,000	20,107
	Compucase Enterprise	24,000	55,120
	Concord International Securities Co. Ltd.	102,257	77,644
	Concord Securities Co. Ltd.	262,674	139,039
	Continental Holdings Corp.	179,000	128,707
	Contrel Technology Co. Ltd.	49,000	82,240
	Coremax Corp.	32,686	70,041
	Coretronic Corp.	130,000	360,072
		Shares	Value»
TAIWAN — (Continued)
	Co-Tech Development Corp.	90,552	$751,985
	Creative Sensor, Inc.	28,800	55,857
	Crowell Development Corp.	19,950	17,351
	CTBC Financial Holding Co. Ltd.	1,968,563	3,171,640
	CTCI Corp.	196,933	192,891
	CviLux Corp.	24,106	65,473
	Cyberlink Corp.	14,000	36,943
	CyberPower Systems, Inc.	17,850	102,512
#*	CyberTAN Technology, Inc.	102,000	83,392
	DA CIN Construction Co. Ltd.	88,800	193,961
	Dafeng TV Ltd.	12,000	18,370
	Dah San Electric Wire & Cable Co. Ltd.	11,891	18,583
	Da-Li Development Co. Ltd.	116,859	173,959
#	Darfon Electronics Corp.	95,000	93,504
	Darwin Precisions Corp.	152,100	61,625
	Data Image Corp.	7,000	8,907
	Davicom Semiconductor, Inc.	13,000	10,488
	Daxin Materials Corp.	9,900	102,965
	De Licacy Industrial Co. Ltd.	88,542	31,586
	Delpha Construction Co. Ltd.	80,000	66,637
	Delta Electronics, Inc.	56,365	2,151,019
	Depo Auto Parts Ind Co. Ltd.	49,000	234,177
	DFI, Inc.	8,000	15,126
	Dimerco Data System Corp.	12,704	44,679
	Dimerco Express Corp.	40,614	101,642
	DingZing Advanced Materials, Inc.	5,000	14,341
	D-Link Corp.	202,096	100,678
	Donpon Precision, Inc.	16,800	26,172
	Draytek Corp.	12,000	10,631
	Drewloong Precision, Inc.	5,128	23,576
	Dyaco International, Inc.	44,433	28,004
#	Dynamic Holding Co. Ltd.	74,328	332,620
	Dynapack International Technology Corp.	48,000	509,409
	E Ink Holdings, Inc.	126,000	700,454

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	E.Sun Financial Holding Co. Ltd.	1,796,127	$1,901,980
	Eastech Holding Ltd.	9,000	27,853
	Eastern Media International Corp.	83,913	54,551
#	Eclat Textile Co. Ltd.	52,583	657,815
	eCloudvalley Digital Technology Co. Ltd.	11,000	20,877
	ECOVE Environment Corp.	10,000	93,850
	Edimax Technology Co. Ltd.	97,000	55,214
#	Edison Opto Corp.	23,136	14,108
#*	Edom Technology Co. Ltd.	72,013	89,048
	eGalax_eMPIA Technology, Inc.	19,695	27,721
#*	Egis Technology, Inc.	19,000	68,272
*	EirGenix, Inc.	6,000	11,824
#	Elan Microelectronics Corp.	73,900	273,203
	E-Lead Electronic Co. Ltd.	17,429	27,823
	E-LIFE MALL Corp.	23,000	44,861
	Elite Advanced Laser Corp.	18,768	148,093
	Elite Material Co. Ltd.	25,000	1,356,062
	Elite Semiconductor Microelectronics Technology, Inc.	70,000	425,293
	Elitegroup Computer Systems Co. Ltd.	105,435	89,508
	eMemory Technology, Inc.	12,000	691,139
	Emerging Display Technologies Corp.	46,000	34,160
	Ennoconn Corp.	30,840	275,751
	Ennostar, Inc.	181,450	201,145
	EnTie Commercial Bank Co. Ltd.	251,000	106,594
	EOI Investment Holdings Co. Ltd.	31,000	17,245
	Episil-Precision, Inc.	20,000	40,156
	Eris Technology Corp.	3,000	14,219
	Eson Precision Ind Co. Ltd.	30,000	79,927
	Eternal Materials Co. Ltd.	243,527	473,103
	Eurocharm Holdings Co. Ltd.	8,000	35,503
	Eva Airways Corp.	947,922	1,121,995
	Ever Ohms Technology Co. Ltd.	12,000	11,858
		Shares	Value»
TAIWAN — (Continued)
	Ever Supreme Bio Technology Co. Ltd.	6,599	$32,352
*	Everest Textile Co. Ltd.	164,535	34,745
#	Evergreen Aviation Technologies Corp.	26,000	132,404
	Evergreen International Storage & Transport Corp.	107,500	192,234
	Evergreen Marine Corp. Taiwan Ltd.	172,872	1,021,018
	EVERGREEN Steel Corp.	57,000	185,250
#	Everlight Chemical Industrial Corp.	152,405	100,316
	Everlight Electronics Co. Ltd.	150,000	264,193
	Evertop Wire Cable Corp.	47,000	43,131
	Excel Cell Electronic Co. Ltd.	19,000	11,785
#	Excelsior Medical Co. Ltd.	52,268	130,624
*	Falcon Machine Tools Co. Ltd.	31,000	18,712
	Far Eastern Department Stores Ltd.	328,000	228,861
	Far Eastern International Bank	912,413	361,654
	Far Eastern New Century Corp.	727,100	640,200
	Far EasTone Telecommunications Co. Ltd.	290,061	815,976
	Faraday Technology Corp.	45,853	240,242
	Farglory F T Z Investment Holding Co. Ltd.	29,134	42,698
	Farglory Land Development Co. Ltd.	97,000	204,439
	FDC International Hotels Corp.	7,000	8,917
	Feature Integration Technology, Inc.	8,000	17,149
*	Federal Corp.	103,926	66,900
	Feedback Technology Corp.	8,316	35,959
	Feng Hsin Steel Co. Ltd.	165,000	338,922
#	Feng TAY Enterprise Co. Ltd.	128,312	391,133

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	FIC Global, Inc.	12,000	$21,082
	FineTek Co. Ltd.	4,161	14,170
	Firich Enterprises Co. Ltd.	59,000	44,273
	First Copper Technology Co. Ltd.	27,000	42,559
	First Financial Holding Co. Ltd.	1,578,350	1,440,904
	First Hotel	71,000	28,920
	First Insurance Co. Ltd.	96,000	82,467
*	First Steamship Co. Ltd.	280,468	49,110
#	FIT Holding Co. Ltd.	52,000	42,632
	Fitipower Integrated Technology, Inc.	28,000	129,968
*	FLEXium Interconnect, Inc.	94,112	177,178
	Flytech Technology Co. Ltd.	31,297	90,798
	FocalTech Systems Co. Ltd.	62,000	104,930
	Forcecon Tech Co. Ltd.	22,784	60,798
	Forest Water Environment Engineering Co. Ltd.	18,576	21,577
#	Formosa Advanced Technologies Co. Ltd.	62,000	153,578
#	Formosa Chemicals & Fibre Corp.	785,000	1,050,858
	Formosa International Hotels Corp.	20,672	123,067
	Formosa Laboratories, Inc.	40,544	73,992
	Formosa Oilseed Processing Co. Ltd.	15,508	13,974
	Formosa Optical Technology Co. Ltd.	10,000	31,100
	Formosa Petrochemical Corp.	124,000	210,685
	Formosa Plastics Corp.	923,000	1,382,671
	Formosa Sumco Technology Corp.	23,000	101,867
	Formosa Taffeta Co. Ltd.	258,000	135,723
	Formosan Rubber Group, Inc.	96,399	76,499
	Formosan Union Chemical Corp.	127,945	68,983
		Shares	Value»
TAIWAN — (Continued)
	Fortune Electric Co. Ltd.	27,830	$849,410
	Founding Construction & Development Co. Ltd.	72,000	32,542
	Foxconn Technology Co. Ltd.	221,535	400,768
#	Foxsemicon Integrated Technology, Inc.	36,357	322,942
	Franbo Lines Corp.	92,000	59,026
	Froch Enterprise Co. Ltd.	89,000	49,070
#	FSP Technology, Inc.	45,000	73,607
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	17,685
#	Fu Hua Innovation Co. Ltd.	94,429	50,484
	Fubon Financial Holding Co. Ltd.	724,132	2,079,402
#	Fulgent Sun International Holding Co. Ltd.	45,143	134,849
	Fullerton Technology Co. Ltd.	51,000	38,702
*	Fulltech Fiber Glass Corp.	159,727	462,553
	Fusheng Precision Co. Ltd.	37,000	314,894
	Fwusow Industry Co. Ltd.	60,471	25,954
	G Shank Enterprise Co. Ltd.	51,888	136,715
	Gallant Precision Machining Co. Ltd.	11,000	30,385
#	Gamania Digital Entertainment Co. Ltd.	54,000	86,370
*	GCS Holdings, Inc.	18,758	137,926
	GEM Services, Inc.	25,210	62,753
#	Gemtek Technology Corp.	153,000	138,058
*	General Interface Solution GIS Holding Ltd.	70,000	86,117
	General Plastic Industrial Co. Ltd.	20,480	15,639
	Generalplus Technology, Inc.	19,000	24,266
	Genesys Logic, Inc.	21,000	66,503
	Genius Electronic Optical Co. Ltd.	35,616	509,683

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Genovate Biotechnology Co. Ltd.	15,728	$15,100
	GeoVision, Inc.	20,449	31,003
	Getac Holdings Corp.	163,000	581,531
	GFC Ltd.	15,000	52,856
	Giant Manufacturing Co. Ltd.	103,994	294,526
*	Giantplus Technology Co. Ltd.	91,000	34,282
#	Gigabyte Technology Co. Ltd.	132,000	971,079
*	Gigasolar Materials Corp.	16,790	62,774
*	Gigastorage Corp.	129,000	113,521
	Global Brands Manufacture Ltd.	116,028	395,545
	Global Lighting Technologies, Inc.	23,000	29,027
	Global Mixed Mode Technology, Inc.	21,000	160,888
	Global PMX Co. Ltd.	13,000	46,665
	Global Unichip Corp.	13,000	1,066,613
	Globaltek Fabrication Co. Ltd.	12,000	21,721
	Globalwafers Co. Ltd.	41,000	644,627
	Globe Union Industrial Corp.	110,048	35,245
	Gloria Material Technology Corp.	165,680	179,264
	GMI Technology, Inc.	20,000	25,122
	Gold Circuit Electronics Ltd.	99,000	2,161,866
	Golden Long Teng Development Co. Ltd.	12,000	11,080
	Goldsun Building Materials Co. Ltd.	284,338	318,058
	Good Will Instrument Co. Ltd.	25,000	39,384
	Gordon Auto Body Parts	24,000	25,810
	Gourmet Master Co. Ltd.	31,237	74,000
	Grand Fortune Securities Co. Ltd.	82,159	39,225
*	Grand Pacific Petrochemical	451,478	193,325
	Grand Process Technology Corp.	2,000	104,820
	GrandTech CG Systems, Inc.	22,775	32,375
	Grape King Bio Ltd.	30,000	115,313
	Great China Metal Industry	77,000	49,214
	Great Taipei Gas Co. Ltd.	75,000	71,191
		Shares	Value»
TAIWAN — (Continued)
	Great Tree Pharmacy Co. Ltd.	24,872	$75,448
	Great Wall Enterprise Co. Ltd.	220,571	356,482
	Greatek Electronics, Inc.	148,000	420,062
	Green World FinTech Service Co. Ltd.	28,000	47,212
	Group Up Industrial Co. Ltd.	10,000	87,834
	GTM Holdings Corp.	52,000	54,158
	Gudeng Precision Industrial Co. Ltd.	11,393	145,044
	Hannstar Board Corp.	117,393	361,727
*	HannStar Display Corp.	842,000	221,660
*	HannsTouch Holdings Co.	188,079	55,115
	Hanpin Electron Co. Ltd.	14,000	20,347
*	Harvatek Corp.	62,000	40,477
	Heran Co. Ltd.	16,800	32,325
	Hey Song Corp.	106,000	124,742
	Hi-Clearance, Inc.	8,000	34,723
	Highlight Tech Corp.	19,096	26,827
	Highwealth Construction Corp.	301,695	355,422
	Hi-Lai Foods Co. Ltd.	6,000	30,092
	HIM International Music, Inc.	11,900	35,462
*	Hitron Technology, Inc.	38,559	36,467
	Hiwin Technologies Corp.	68,949	540,378
	Hiyes International Co. Ltd.	18,379	44,781
	Ho Tung Chemical Corp.	300,125	86,514
	Hocheng Corp.	105,780	61,959
	Holdings-Key Electric Wire & Cable Co. Ltd.	39,000	56,087
	Holiday Entertainment Co. Ltd.	15,300	28,992
*	Holtek Semiconductor, Inc.	19,000	28,123
	Holy Stone Enterprise Co. Ltd.	49,425	162,724
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	746,624	5,160,978
	Hong Pu Real Estate Development Co. Ltd.	97,000	69,202
	Hong TAI Electric Industrial	66,000	75,718

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Horizon Securities Co. Ltd.	119,780	$53,547
	Hota Industrial Manufacturing Co. Ltd.	58,263	113,430
	Hotai Finance Co. Ltd.	74,490	143,120
	Hotai Motor Co. Ltd.	45,180	778,803
	Hsin Ba Ba Corp.	8,000	11,219
	Hsin Kuang Steel Co. Ltd.	74,000	92,619
	Hsin Yung Chien Co. Ltd.	12,390	35,080
	Hsing TA Cement Co.	70,000	34,309
#*	HTC Corp.	191,000	268,784
	Hu Lane Associate, Inc.	24,457	90,353
	HUA ENG Wire & Cable Co. Ltd.	132,000	158,470
	Hua Nan Financial Holdings Co. Ltd.	1,157,869	1,214,638
	Hua Yu Lien Development Co. Ltd.	33,837	65,562
	Huaku Development Co. Ltd.	102,165	344,215
	Huang Hsiang Construction Corp.	34,934	41,164
	Hung Ching Development & Construction Co. Ltd.	54,000	49,465
	Hung Sheng Construction Ltd.	114,664	73,018
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	31,805
	Hwacom Systems, Inc.	35,000	66,239
#	Hwang Chang General Contractor Co. Ltd.	45,783	94,427
	Ibase Technology, Inc.	34,000	45,328
	IBF Financial Holdings Co. Ltd.	1,282,285	678,964
*	IC Plus Corp.	7,000	10,590
	ICARES Medicus, Inc.	2,640	6,846
	Ichia Technologies, Inc.	94,000	156,359
	I-Chiun Precision Industry Co. Ltd.	40,426	162,966
*	Ideal Bike Corp.	33,000	7,614
	IEI Integration Corp.	47,340	95,552
	In Win Development, Inc.	10,000	23,548
		Shares	Value»
TAIWAN — (Continued)
#	Infortrend Technology, Inc.	88,000	$96,761
	Ingentec Corp.	2,205	27,965
	Innodisk Corp.	25,012	626,214
	Innolux Corp.	1,557,504	1,068,530
	Inpaq Technology Co. Ltd.	23,945	63,749
#	Insyde Software Corp.	13,200	84,886
	Intai Technology Corp.	12,400	36,495
#	Integrated Service Technology, Inc.	30,603	131,110
*	IntelliEPI, Inc.	6,000	74,450
	Interactive Digital Technologies, Inc.	5,000	12,522
*	International CSRC Investment Holdings Co.	239,562	90,323
#	International Games System Co. Ltd.	47,000	1,067,346
	Inventec Corp.	414,000	587,674
	Iron Force Industrial Co. Ltd.	14,519	44,159
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	37,096
	ITE Technology, Inc.	37,000	140,420
	ITEQ Corp.	86,029	288,311
	Jarllytec Co. Ltd.	21,525	60,753
	Jean Co. Ltd.	61,962	41,680
	Jentech Precision Industrial Co. Ltd.	4,998	442,824
	Jetwell Computer Co. Ltd.	6,720	35,358
	Jia Wei Lifestyle, Inc.	21,464	23,664
	Jih Lin Technology Co. Ltd.	28,000	48,178
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	37,465
#	Jinan Acetate Chemical Co. Ltd.	161,070	249,630
	Johnson Health Tech Co. Ltd.	23,000	107,353
	JPC connectivity, Inc.	15,250	68,026
#	JPP Holding Co. Ltd.	9,450	78,024
	JSL Construction & Development Co. Ltd.	16,628	24,786
	K Laser Technology, Inc.	44,000	22,884
	Kaimei Electronic Corp.	31,120	89,312
	Kaori Heat Treatment Co. Ltd.	9,000	209,064
	Kedge Construction Co. Ltd.	12,791	34,978

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Keding Enterprises Co. Ltd.	3,000	$11,568
	KEE TAI Properties Co. Ltd.	116,430	39,865
	Kenda Rubber Industrial Co. Ltd.	200,316	125,541
	Kerry TJ Logistics Co. Ltd.	67,000	69,477
	Keystone Microtech Corp.	6,000	109,127
	KGI Financial Holding Co. Ltd.	2,954,608	1,689,461
	KHGEARS International Ltd.	7,000	41,309
	Kindom Development Co. Ltd.	135,520	132,812
	King Chou Marine Technology Co. Ltd.	36,340	60,032
	King Slide Works Co. Ltd.	7,000	689,115
	King Yuan Electronics Co. Ltd.	511,000	4,734,500
*	King's Town Construction Co. Ltd.	34,000	44,614
	Kinik Co.	18,000	229,562
*	Kinko Optical Co. Ltd.	42,365	87,090
	Kinpo Electronics	566,000	470,676
#	Kinsus Interconnect Technology Corp.	121,000	961,058
	KMC Kuei Meng International, Inc.	17,300	49,756
	KNH Enterprise Co. Ltd.	76,000	41,107
	KS Terminals, Inc.	32,000	47,991
	Kung Long Batteries Industrial Co. Ltd.	21,000	82,369
*	Kung Sing Engineering Corp.	190,573	127,981
	Kuo Toong International Co. Ltd.	80,315	131,117
*	Kuo Yang Construction Co. Ltd.	84,360	49,562
	Kwong Lung Enterprise Co. Ltd.	34,000	53,180
	L&K Engineering Co. Ltd.	72,762	1,313,792
	La Kaffa International Co. Ltd.	11,000	23,563
*	LAN FA Textile	93,000	35,045
	Lanner Electronics, Inc.	31,850	68,112
#	Largan Precision Co. Ltd. (3008 TT)	14,000	1,067,042
		Shares	Value»
TAIWAN — (Continued)
	Laser Tek Taiwan Co. Ltd.	13,300	$22,811
	Laster Tech Co. Ltd.	36,000	25,212
*	Leader Electronics, Inc.	43,000	13,831
	Leadtrend Technology Corp.	12,239	20,821
*	Lealea Enterprise Co. Ltd.	263,560	54,654
	LEE CHI Enterprises Co. Ltd.	56,000	21,569
	Lelon Electronics Corp.	28,000	95,413
	Lemtech Holdings Co. Ltd.	10,138	28,542
	Leo Systems, Inc.	20,000	19,008
*	Leofoo Development Co. Ltd.	19,000	9,870
*	Li Peng Enterprise Co. Ltd.	236,600	41,384
#	Lian HWA Food Corp.	27,253	81,189
	Lien Hwa Industrial Holdings Corp.	229,835	335,898
	Lingsen Precision Industries Ltd.	117,000	100,808
	Lintes Technology Co. Ltd.	6,000	24,805
	Lion Travel Service Co. Ltd.	27,000	144,618
	Lite-On Technology Corp.	270,417	1,389,991
	Liton Technology Corp.	27,000	41,029
*	Long Bon International Co. Ltd.	76,100	36,035
	Long Da Construction & Development Corp.	61,000	59,660
*	Longchen Paper & Packaging Co. Ltd.	245,641	77,604
#	Longwell Co.	33,000	163,320
	Loop Telecommunication International, Inc.	14,000	30,638
	Lotes Co. Ltd.	18,700	842,199
	Lotus Pharmaceutical Co. Ltd.	35,000	400,580
	Lucky Cement Corp.	35,000	16,646
	Lumax International Corp. Ltd.	24,440	92,369
*	Lung Yen Life Service Corp.	59,000	94,213
	Lungteh Shipbuilding Co. Ltd.	15,750	71,700
	Luxe Green Energy Technology Co. Ltd.	29,344	22,339

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	LuxNet Corp.	16,000	$158,939
	M3 Technology, Inc.	9,000	24,284
	Macauto Industrial Co. Ltd.	17,000	29,938
	Macroblock, Inc.	15,000	26,406
*	Macronix International Co. Ltd.	729,798	2,099,519
	Makalot Industrial Co. Ltd.	66,702	644,807
	Marketech International Corp.	24,000	213,441
	Materials Analysis Technology, Inc.	18,151	116,713
	Maxigen Biotech, Inc.	18,000	26,449
	Mayer Steel Pipe Corp.	76,800	59,474
*	Mechema Chemicals International Corp.	16,000	33,696
	MediaTek, Inc.	81,000	4,493,113
*	Medigen Biotechnology Corp.	12,000	12,508
	Mega Financial Holding Co. Ltd.	1,022,626	1,257,471
	Megaforce Co. Ltd.	26,000	31,396
	Meiloon Industrial Co.	40,600	31,728
	Mercuries & Associates Holding Ltd.	173,609	82,374
	Mercuries Data Systems Ltd.	30,000	24,211
*	Mercuries Life Insurance Co. Ltd.	929,190	230,808
	Merida Industry Co. Ltd.	72,000	192,554
	Merry Electronics Co. Ltd.	65,757	207,090
	METAAGE Corp.	14,000	19,561
#*	Microbio Co. Ltd.	118,099	75,249
	Micro-Star International Co. Ltd.	178,000	507,826
	Mildef Crete, Inc.	18,000	56,239
	MIN AIK Technology Co. Ltd.	37,600	41,851
	Mitac Holdings Corp.	435,916	1,084,080
*	Mobiletron Electronics Co. Ltd.	3,000	2,976
	momo.com, Inc.	24,615	146,855
*	MOSA Industrial Corp.	69,658	35,792
	Mosel Vitelic, Inc.	21,000	21,594
	Motech Industries, Inc.	82,000	60,668
	MPI Corp.	9,000	711,260
	MSSCORPS Co. Ltd.	15,721	87,372
		Shares	Value»
TAIWAN — (Continued)
	My Humble House Hospitality Management Consulting	19,000	$20,364
	Nak Sealing Technologies Corp.	25,000	89,754
	Namchow Holdings Co. Ltd.	55,000	65,584
	Nan Kang Rubber Tire Co. Ltd.	31,683	35,790
	Nan Pao Resins Chemical Co. Ltd.	15,000	147,379
	Nan Ya Plastics Corp.	543,000	1,298,084
	Nan Ya Printed Circuit Board Corp.	42,000	511,529
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	16,231
	Nantex Industry Co. Ltd.	94,780	71,176
*	Nanya Technology Corp.	259,432	2,626,161
	National Aerospace Fasteners Corp.	8,853	30,311
	National Petroleum Co. Ltd.	12,000	21,833
	Netronix, Inc.	17,000	57,701
*	New Asia Construction & Development Corp.	60,000	27,724
	New Best Wire Industrial Co. Ltd.	14,400	14,121
	Nextronics Engineering Corp.	7,000	22,138
#	Nichidenbo Corp.	52,030	152,373
	Nien Hsing Textile Co. Ltd.	51,245	28,844
	Nien Made Enterprise Co. Ltd.	55,000	742,075
	Niko Semiconductor Co. Ltd.	17,632	27,213
	Nishoku Technology, Inc.	16,000	57,687
	North-Star International Co. Ltd.	8,189	6,307
	Nova Technology Corp.	10,000	61,355
	Novatek Microelectronics Corp.	130,000	1,542,529
	Nuvoton Technology Corp.	31,000	60,935
#	O-Bank Co. Ltd.	458,620	132,987
*	OBI Pharma, Inc.	27,000	23,680
	Ocean Plastics Co. Ltd.	52,000	54,971

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	OK Biotech Co. Ltd.	18,857	$8,737
	Optimax Technology Corp.	15,000	11,781
	Orient Europharma Co. Ltd.	8,000	11,424
#	Orient Semiconductor Electronics Ltd.	146,107	266,429
*	Oriental Union Chemical Corp.	143,000	60,208
	O-TA Precision Industry Co. Ltd.	21,422	48,568
	Pacific Construction Co.	29,000	8,312
	Pacific Hospital Supply Co. Ltd.	16,496	42,757
	Paiho Shih Holdings Corp.	61,066	44,625
	Pan Asia Chemical Corp.	51,120	16,253
	Pan German Universal Motors Ltd.	7,000	60,395
	Pan Jit International, Inc.	111,700	318,263
#	Pan-International Industrial Corp.	165,000	268,599
	Panion & BF Biotech, Inc.	17,000	35,225
	Parade Technologies Ltd.	16,000	267,569
*	Paragon Technologies Co. Ltd.	31,000	20,596
	Parpro Corp.	19,000	38,112
*	PChome Online, Inc.	57,268	51,231
#	PCL Technologies, Inc.	27,379	110,737
	P-Duke Technology Co. Ltd.	23,968	78,589
	Pegatron Corp.	437,000	963,672
	Pegavision Corp.	11,684	107,370
	PharmaEngine, Inc.	27,000	57,101
	PharmaEssentia Corp.	45,193	1,103,254
*	Phihong Technology Co. Ltd.	91,000	83,225
	Phison Electronics Corp.	40,000	2,966,425
	Phoenix Silicon International Corp.	42,000	223,221
	Phoenix Tours International, Inc.	12,600	20,139
*	Phytohealth Corp.	40,000	17,839
#	Pixart Imaging, Inc.	39,000	246,055
	Planet Technology Corp.	14,000	55,051
	Plastron Precision Co. Ltd.	51,126	23,752
		Shares	Value»
TAIWAN — (Continued)
	Polytronics Technology Corp.	12,564	$16,025
	Posiflex Technology, Inc.	14,000	78,966
	Pou Chen Corp.	513,000	495,857
	Power Wind Health Industry, Inc.	11,968	53,861
*	Powerchip Semiconductor Manufacturing Corp.	884,000	1,896,683
	Powertech Technology, Inc.	289,000	2,288,462
	Poya International Co. Ltd.	22,576	283,944
	President Chain Store Corp.	148,000	1,004,946
	President Securities Corp.	501,217	465,407
	Primax Electronics Ltd.	181,000	451,463
	Prince Housing & Development Corp.	320,000	85,533
*	Princeton Technology Corp.	41,000	20,298
	Pro Hawk Corp.	6,000	33,047
	Promate Electronic Co. Ltd.	68,398	94,869
	Prosperity Dielectrics Co. Ltd.	35,086	75,996
	PSS Co. Ltd.	5,000	22,227
	Qisda Corp.	352,600	279,888
	QST International Corp.	36,609	50,846
#	Qualipoly Chemical Corp.	21,000	102,114
	Quang Viet Enterprise Co. Ltd.	18,241	39,578
	Quanta Computer, Inc.	115,000	1,012,364
#	Quanta Storage, Inc.	62,000	207,724
*	Quintain Steel Co. Ltd.	68,209	19,538
	Radiant Opto-Electronics Corp.	159,000	614,302
	Radium Life Tech Co. Ltd.	262,981	89,317
	Rafael Microelectronics, Inc.	3,821	17,811
	Raydium Semiconductor Corp.	18,000	132,015
#	Realtek Semiconductor Corp.	47,000	719,090

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Rechi Precision Co. Ltd.	106,000	$85,565
	Rexon Industrial Corp. Ltd.	39,000	32,748
	Rich Development Co. Ltd.	220,530	55,478
*	Right WAY Industrial Co. Ltd.	42,000	16,664
*	Ritek Corp.	221,084	95,086
	Rodex Fasteners Corp.	13,000	12,387
	Roundtop Machinery Industries Co. Ltd.	28,000	21,918
	Ruby Tech Corp.	13,390	22,429
	Ruentex Development Co. Ltd.	348,888	318,840
	Ruentex Engineering & Construction Co.	31,920	169,697
	Ruentex Industries Ltd.	201,904	323,029
	Run Long Construction Co. Ltd.	81,180	80,855
#	Sakura Development Co. Ltd.	74,034	110,847
	Sampo Corp.	104,400	79,879
	San Fang Chemical Industry Co. Ltd.	75,679	75,703
	San Fu Chemical Co. Ltd.	12,000	47,258
	San Lien Technology Corp. Ltd.	6,300	16,515
	San Shing Fastech Corp.	44,000	84,018
	Sanyang Motor Co. Ltd.	164,000	311,273
	Savior Lifetec Corp.	72,074	47,307
	SCI Pharmtech, Inc.	17,901	29,377
	Scientech Corp.	5,000	51,394
	ScinoPharm Taiwan Ltd.	70,000	54,482
	SciVision Biotech, Inc.	7,000	17,329
	SDI Corp.	35,000	97,579
	Sea Sonic Electronics Co. Ltd.	14,000	28,684
	Senao International Co. Ltd.	28,000	25,694
	Senao Networks, Inc.	11,630	49,640
	Sensortek Technology Corp.	5,000	29,119
	Sercomm Corp.	85,000	229,748
	Sesoda Corp.	79,104	83,684
	Shanghai Commercial & Savings Bank Ltd.	664,903	832,891
		Shares	Value»
TAIWAN — (Continued)
	Sharehope Medicine Co. Ltd.	18,565	$14,055
	Sheng Yu Steel Co. Ltd.	40,000	27,755
#	ShenMao Technology, Inc.	21,000	74,295
	Shieh Yih Machinery Industry Co. Ltd.	28,000	32,449
#	Shih Her Technologies, Inc.	20,393	115,034
*	Shih Wei Navigation Co. Ltd.	165,666	92,893
	Shihlin Electric & Engineering Corp.	64,000	462,919
*	Shihlin Paper Corp.	7,000	12,690
	Shin Hsiung Natural Gas Co. Ltd.	15,118	20,080
	Shin Ruenn Development Co. Ltd.	23,673	35,303
	Shin Zu Shing Co. Ltd.	54,673	361,208
#	Shinfox Energy Co. Ltd.	49,000	73,704
*	Shining Building Business Co. Ltd.	156,632	44,786
	Shinkong Insurance Co. Ltd.	78,000	278,297
	Shinkong Synthetic Fibers Corp.	548,000	259,182
	Shinkong Textile Co. Ltd.	32,000	75,442
	Shiny Chemical Industrial Co. Ltd.	36,432	164,921
	ShunSin Technology Holding Ltd.	5,000	25,237
*	Shuttle, Inc.	77,000	39,502
	Sigurd Microelectronics Corp.	204,226	837,264
	Silergy Corp.	49,000	432,527
#	Silicon Integrated Systems Corp.	124,000	207,085
*	Silicon Optronics, Inc.	6,000	12,529
	Simplo Technology Co. Ltd.	34,600	380,559
	Sinbon Electronics Co. Ltd.	60,064	444,962
	Sincere Navigation Corp.	133,900	123,630
	Sinher Technology, Inc.	13,000	9,728
	Sinmag Equipment Corp.	17,420	71,656
	Sino-American Silicon Products, Inc.	197,000	746,245
#	Sinon Corp.	180,000	259,392

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	SinoPac Financial Holdings Co. Ltd.	2,368,338	$2,145,202
	Sinopower Semiconductor, Inc.	7,000	31,041
	Sinphar Pharmaceutical Co. Ltd.	34,405	34,005
	Sinyi Realty, Inc.	80,544	56,127
	Sirtec International Co. Ltd.	42,800	35,875
	Sitronix Technology Corp.	51,000	314,552
	Siward Crystal Technology Co. Ltd.	64,000	56,735
	Sixxon Tech Co. Ltd.	3,000	13,742
	Soft-World International Corp.	21,000	67,897
	Solar Applied Materials Technology Corp.	117,398	236,787
	Solteam, Inc.	11,849	18,785
	Song Shang Electronics Co. Ltd.	19,000	12,711
	Sonix Technology Co. Ltd.	41,000	47,244
	Southeast Cement Co. Ltd.	63,000	32,479
	Speed Tech Corp.	28,000	32,303
	Sporton International, Inc.	23,330	129,229
	Sports Gear Co. Ltd.	12,000	38,440
	St. Shine Optical Co. Ltd.	14,000	50,236
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	62,073
	Standard Foods Corp.	107,402	98,811
	Stark Technology, Inc.	19,200	84,105
*	Starlux Airlines Co. Ltd.	85,000	61,992
#	S-Tech Corp.	60,104	47,227
*	Sun Yad Construction Co. Ltd.	59,432	26,134
	Sunfun Info Co. Ltd.	39,370	37,031
	Sunjuice Holdings Co. Ltd.	5,256	26,118
*	Sunko INK Co. Ltd.	55,250	30,578
	SunMax Biotechnology Co. Ltd.	11,000	135,500
	Sunny Friend Environmental Technology Co. Ltd.	23,737	57,781
		Shares	Value»
TAIWAN — (Continued)
	Sunonwealth Electric Machine Industry Co. Ltd.	76,000	$341,805
	Sunplus Innovation Technology, Inc.	6,160	23,648
*	Sunplus Technology Co. Ltd.	183,000	127,294
	Sunrex Technology Corp.	34,561	41,237
	Sunspring Metal Corp.	41,351	29,024
	Superalloy Industrial Co. Ltd.	28,000	40,765
	Supreme Electronics Co. Ltd.	182,487	484,810
	Swancor Holding Co. Ltd.	20,000	73,507
	Sweeten Real Estate Development Co. Ltd.	26,449	21,579
#	Symtek Automation Asia Co. Ltd.	16,730	77,252
	Syncmold Enterprise Corp.	45,000	97,175
	Synmosa Biopharma Corp.	116,688	119,997
	Synnex Technology International Corp.	300,250	622,206
	Syn-Tech Chem & Pharm Co. Ltd.	8,000	18,275
	Syscom Computer Engineering Co.	18,000	31,765
	Systex Corp.	54,000	198,242
	T3EX Global Holdings Corp.	35,039	72,278
	TA Chen Stainless Pipe	494,671	614,094
	Ta Ya Electric Wire & Cable	218,337	287,229
	Tah Hsin Industrial Corp.	16,011	32,616
	TA-I Technology Co. Ltd.	34,750	71,923
	Tai Tung Communication Co. Ltd.	28,511	18,701
	Taichung Commercial Bank Co. Ltd.	1,552,147	985,608
	TaiDoc Technology Corp.	16,471	70,126
#	Taiflex Scientific Co. Ltd.	73,280	202,480
	Taimide Tech, Inc.	34,450	67,611
	Tainan Enterprises Co. Ltd.	37,000	30,216
	Tainan Spinning Co. Ltd.	377,240	162,721

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Tainergy Tech Co. Ltd.	16,000	$7,858
	Tai-Saw Technology Co. Ltd.	27,000	25,725
	TaiSol Electronics Co. Ltd.	17,000	27,408
	Taisun Enterprise Co. Ltd.	69,000	39,991
	Taita Chemical Co. Ltd.	31,000	11,967
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	98,139
#	Taiwan Acceptance Corp.	96,384	237,932
	Taiwan Business Bank	2,205,888	1,074,873
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	77,369
	Taiwan Cogeneration Corp.	156,728	214,811
	Taiwan Cooperative Financial Holding Co. Ltd.	1,477,348	1,104,089
	Taiwan FamilyMart Co. Ltd.	14,000	84,520
	Taiwan Fertilizer Co. Ltd.	231,000	339,396
	Taiwan Fire & Marine Insurance Co. Ltd.	67,200	104,606
	Taiwan FU Hsing Industrial Co. Ltd.	40,000	60,834
#*	Taiwan Glass Industry Corp.	400,046	604,591
	Taiwan High Speed Rail Corp.	260,000	225,634
#	Taiwan Hon Chuan Enterprise Co. Ltd.	102,149	387,957
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	60,069	67,303
*	Taiwan IC Packaging Corp.	16,000	10,756
††	Taiwan Land Development Corp.	269,666	4,306
	Taiwan Line Tek Electronic	31,390	24,199
#*	Taiwan Mask Corp.	58,000	71,821
#	Taiwan Mobile Co. Ltd.	417,000	1,398,215
	Taiwan Navigation Co. Ltd.	88,000	86,666
	Taiwan Optical Platform Co. Ltd.	5,150	12,278
	Taiwan Paiho Ltd.	75,000	118,707
		Shares	Value»
TAIWAN — (Continued)
	Taiwan PCB Techvest Co. Ltd.	70,000	$78,405
	Taiwan Sakura Corp.	51,200	135,310
	Taiwan Sanyo Electric Co. Ltd.	28,000	30,557
	Taiwan Secom Co. Ltd.	76,000	257,182
	Taiwan Semiconductor Co. Ltd.	56,000	112,575
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,170,000	64,696,207
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	103,467	34,202,052
	Taiwan Shin Kong Security Co. Ltd.	74,560	96,578
	Taiwan Speciality Chemicals Corp.	6,000	60,688
*	Taiwan Styrene Monomer	119,000	33,637
	Taiwan Surface Mounting Technology Corp.	78,800	229,867
	Taiwan Taxi Co. Ltd.	11,292	45,033
*	Taiwan TEA Corp.	263,000	109,128
	Taiwan Union Technology Corp.	72,000	1,138,797
*	Taiwan-Asia Semiconductor Corp.	117,889	95,234
	Taiyen Biotech Co. Ltd.	42,000	42,068
#	Tatung Co. Ltd.	347,100	425,736
	TCC Group Holdings Co. Ltd.	1,516,102	1,268,489
	TCI Co. Ltd.	21,256	102,930
	Te Chang Construction Co. Ltd.	29,000	62,146
	Teco Electric & Machinery Co. Ltd.	440,000	1,122,286
	Tehmag Foods Corp.	8,560	76,067
	Tera Autotech Corp.	29,187	24,372
	Test Research, Inc.	42,000	238,473
	Test Rite International Co. Ltd.	62,000	39,907
	Thinking Electronic Industrial Co. Ltd.	24,000	126,288
	Thye Ming Industrial Co. Ltd.	32,130	71,963
	Ton Yi Industrial Corp.	273,000	154,746
	Tong Hsing Electronic Industries Ltd.	57,233	253,496

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tong Yang Industry Co. Ltd.	129,000	$447,095
	Tong-Tai Machine & Tool Co. Ltd.	85,060	89,887
	Top Union Electronics Corp.	25,999	24,123
	Topco Scientific Co. Ltd.	50,288	510,561
	Topco Technologies Corp.	8,000	15,807
#	Topkey Corp.	26,000	130,669
	Topoint Technology Co. Ltd.	66,232	424,177
	Toung Loong Textile Manufacturing	15,840	8,506
	TPK Holding Co. Ltd.	114,000	139,939
	Trade-Van Information Services Co.	11,000	33,224
	Transcend Information, Inc.	57,000	474,541
	Transcom, Inc.	10,648	46,197
	Tripod Technology Corp.	149,000	1,756,012
	Trusval Technology Co. Ltd.	7,352	56,516
	TS Financial Holding Co. Ltd (2887 TT)	4,263,108	3,063,963
*	TS Financial Holding Co. Ltd (28871 TT)	599,004	177,202
	TSC Auto ID Technology Co. Ltd.	10,680	65,667
#*	TSEC Corp.	149,790	183,757
	TSRC Corp.	181,000	87,381
	Ttet Union Corp.	12,000	55,654
	TTFB Co. Ltd.	5,493	30,265
	TTY Biopharm Co. Ltd.	49,000	132,619
*	Tul Corp.	19,000	36,424
	Tung Ho Steel Enterprise Corp.	248,570	546,998
	Tung Thih Electronic Co. Ltd.	21,736	38,946
#	TURVO International Co. Ltd.	10,410	94,899
	TXC Corp.	99,000	270,793
	TYC Brother Industrial Co. Ltd.	99,000	155,007
*	Tycoons Group Enterprise	100,991	29,257
	Tyntek Corp.	110,000	67,673
	TZE Shin International Co. Ltd.	42,000	20,084
	U-BEST Innovative Technology Co. Ltd.	32,000	17,078
	UDE Corp.	34,000	117,052
		Shares	Value»
TAIWAN — (Continued)
	Ultra Chip, Inc.	19,000	$28,635
	U-Ming Marine Transport Corp.	189,000	371,535
	Unic Technology Corp.	28,000	26,035
	Unimicron Technology Corp.	387,548	4,606,710
	Union Bank of Taiwan	705,515	418,124
	Union Insurance Co. Ltd.	11,000	10,012
	Uni-President Enterprises Corp.	854,560	1,944,143
	Unitech Computer Co. Ltd.	14,000	18,136
#	Unitech Printed Circuit Board Corp.	208,079	339,525
#	United Alloy-Tech Co.	16,000	30,289
	United Integrated Services Co. Ltd.	47,000	1,340,260
	United Microelectronics Corp. (2303 TT)	959,000	1,908,173
	United Orthopedic Corp.	24,422	82,944
*	United Renewable Energy Co. Ltd.	389,206	137,908
	Univacco Technology, Inc.	17,000	24,544
	Universal Cement Corp.	213,397	200,235
	Universal Vision Biotechnology Co. Ltd.	15,476	70,301
	UPC Technology Corp.	248,221	87,777
	UPI Semiconductor Corp.	7,000	44,812
	Userjoy Technology Co. Ltd.	10,773	25,547
	USI Corp.	200,204	76,578
	Utechzone Co. Ltd.	15,000	50,470
	UVAT Technology Co. Ltd.	9,000	18,847
	Value Valves Co. Ltd.	10,000	26,016
	Vanguard International Semiconductor Corp.	228,146	1,034,209
	Ve Wong Corp.	18,000	22,522
	Ventec International Group Co. Ltd.	21,000	59,585
	VIA Labs, Inc.	5,000	12,395
#	Via Technologies, Inc.	69,000	112,954
	Viking Tech Corp.	16,000	28,903
	Visco Vision, Inc.	13,000	70,205
	VisEra Technologies Co. Ltd.	20,000	178,681

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Visual Photonics Epitaxy Co. Ltd.	29,500	$156,043
	Vivotek, Inc.	9,000	28,322
	Vizionfocus, Inc.	5,000	27,814
	Voltronic Power Technology Corp.	15,442	414,771
#*	Wafer Works Corp.	174,248	203,674
	Waffer Technology Corp.	44,789	80,991
	Wah Hong Industrial Corp.	27,000	35,524
	Wah Lee Industrial Corp.	76,500	299,761
#	Walsin Lihwa Corp.	722,145	988,336
	Walsin Technology Corp.	105,398	452,317
#	Walton Advanced Engineering, Inc.	127,000	312,242
	Wan Hai Lines Ltd.	136,500	319,683
*	We & Win Development Co. Ltd.	42,000	13,949
	We&Win Diversification Co. Ltd.	23,000	15,841
*	WEI Chih Steel Industrial Co. Ltd.	43,000	27,341
	Wei Chuan Foods Corp.	104,000	48,204
	Weikeng Industrial Co. Ltd.	134,734	131,282
	Well Shin Technology Co. Ltd.	34,000	55,128
	Welldone Co.	8,000	12,431
	Weltrend Semiconductor	22,000	36,251
	Wholetech System Hitech Ltd.	19,000	78,997
	Win Semiconductors Corp.	103,840	767,843
*	Winbond Electronics Corp.	961,936	3,803,823
	Winmate, Inc.	13,000	59,587
	Winstek Semiconductor Co. Ltd.	28,000	123,525
	WinWay Technology Co. Ltd.	4,000	491,720
	Wisdom Marine Lines Co. Ltd.	158,236	354,141
#	Wiselink Co. Ltd.	26,880	167,709
#	Wistron Corp.	448,288	1,834,572
	WITS Corp.	10,329	39,848
	Wiwynn Corp.	22,000	2,466,026
	WNC Corp.	112,796	657,807
#	Wonderful Hi-Tech Co. Ltd.	44,357	66,499
		Shares	Value»
TAIWAN — (Continued)
	Wowprime Corp.	35,184	$237,587
	WPG Holdings Ltd.	425,520	865,425
	WT Microelectronics Co. Ltd.	122,829	606,397
	WUS Printed Circuit Co. Ltd.	70,735	218,440
	XinTec, Inc.	16,000	84,636
	X-Legend Entertainment Co. Ltd.	8,000	26,236
	Xxentria Technology Materials Corp.	60,813	73,570
	Ya Horng Electronic Co. Ltd.	6,000	10,412
	Yageo Corp.	237,172	2,070,601
#	Yang Ming Marine Transport Corp.	370,215	628,148
	Yankey Engineering Co. Ltd.	20,725	388,471
	YC INOX Co. Ltd.	127,511	90,616
	Yea Shin International Development Co. Ltd.	113,440	88,705
	Yem Chio Co. Ltd.	157,014	67,055
	Yen Sun Technology Corp.	11,000	17,636
*	Yeong Guan Energy Technology Group Co. Ltd.	54,598	29,498
	YFC-Boneagle Electric Co. Ltd.	32,321	28,937
	YFY, Inc.	469,000	372,529
	Yi Jinn Industrial Co. Ltd.	97,440	47,184
*	Yieh Phui Enterprise Co. Ltd.	373,536	184,476
	Yonyu Plastics Co. Ltd.	28,000	16,676
	Young Fast Optoelectronics Co. Ltd.	30,000	60,843
*	Young Optics, Inc.	14,000	23,986
	Youngtek Electronics Corp.	30,160	68,214
#	Yuan High-Tech Development Co. Ltd.	6,000	29,547
	Yuanta Financial Holding Co. Ltd.	1,701,906	2,318,388
	Yuanta Futures Co. Ltd.	32,099	95,807
	Yuen Foong Yu Consumer Products Co. Ltd.	26,000	31,702
#	Yulon Motor Co. Ltd.	203,536	200,147

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	$33,860
	Yungshin Construction & Development Co. Ltd.	30,000	56,557
	YungShin Global Holding Corp.	51,800	91,624
	Yusin Holding Corp.	6,643	14,494
	Zeng Hsing Industrial Co. Ltd.	23,635	71,918
	Zenitron Corp.	78,000	113,121
#	Zero One Technology Co. Ltd.	40,528	142,900
	Zhen Ding Technology Holding Ltd.	199,400	1,228,825
*	Zig Sheng Industrial Co. Ltd.	168,000	47,365
	ZillTek Technology Corp.	8,000	46,588
#*	Zinwell Corp.	121,000	157,092
	Zippy Technology Corp.	45,000	71,832
	Zyxel Group Corp.	94,944	109,161
TOTAL TAIWAN			347,818,139
THAILAND — (0.3%)
	AAPICO Hitech PCL (AH/F TB)	71,300	29,441
*	Absolute Clean Energy PCL	1,035,800	42,471
	Advanced Info Service PCL	69,800	774,110
	Advanced Information Technology PCL, Class F	290,300	45,918
	AEON Thana Sinsap Thailand PCL	29,800	91,370
	After You PCL	82,900	13,022
	Airports of Thailand PCL	115,300	184,065
	Allianz Ayudhya Capital PCL	9,200	10,606
	Amata Corp. PCL	219,200	108,904
#	AP Thailand PCL	765,200	219,962
	Asia Plus Group Holdings PCL	679,600	45,401
	Asia Sermkij Leasing PCL ASK/F TB	25,333	6,205
	Asian Sea Corp. PCL	80,200	19,006
	Asset World Corp. PCL	915,100	63,151
*	Assetwise PCL	44,370	8,525
	B Grimm Power PCL	75,500	30,601
	Bangchak Corp. PCL	280,623	269,880
		Shares	Value»
THAILAND — (Continued)
	Bangkok Airways PCL	161,600	$78,311
	Bangkok Bank PCL (BBLF TB)	126,100	632,581
	Bangkok Chain Hospital PCL	173,900	55,770
	Bangkok Commercial Asset Management PCL	379,600	96,381
	Bangkok Dusit Medical Services PCL, Class F	618,200	394,248
	Bangkok Expressway & Metro PCL	1,019,440	170,076
	Bangkok Land PCL	3,710,800	53,059
	Bangkok Life Assurance PCL, NVDR	92,300	62,468
	Banpu PCL	1,931,033	328,385
	BCPG PCL	240,000	54,082
	BEC World PCL	309,452	18,093
#	Berli Jucker PCL	152,850	70,028
	Betagro PCL	183,500	99,245
	BKI Holdings PCL	15,100	144,501
*	BTS Group Holdings PCL	2,235,200	154,413
	Bumrungrad Hospital PCL	53,300	283,578
	Cal-Comp Electronics Thailand PCL, Class F	656,343	99,269
	Carabao Group PCL	45,100	61,859
	Central Pattana PCL	125,900	230,325
	Central Plaza Hotel PCL	77,700	86,783
	Central Retail Corp. PCL	177,375	110,683
	CH Karnchang PCL	232,300	92,262
	Charoen Pokphand Foods PCL	361,277	236,654
	Chularat Hospital PCL	1,069,900	53,345
	CK Power PCL	429,400	31,167
	Com7 PCL	208,300	144,720
	Cotto F	312,000	1,884
	CP ALL PCL	144,800	199,629
#	CP Axtra PCL	144,328	67,734
	Delta Electronics Thailand PCL	145,300	940,118
	Dhipaya Group Holdings PCL	151,100	96,907
	Don Muang Tollway PCL	33,300	11,216
	Dynasty Ceramic PCL	989,220	38,331
	Eastern Polymer Group PCL	259,000	26,569

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Electricity Generating PCL	26,100	$97,132
#*	Energy Absolute PCL	944,600	82,293
	Erawan Group PCL	614,700	49,501
	Exotic Food PCL	42,200	18,882
#*	Forth Corp. PCL	108,900	20,058
	Frasers Property Thailand PCL	25,000	4,791
	GFPT PCL	149,200	45,441
	Global Green Chemicals PCL	9,500	968
	Global Power Synergy PCL	90,531	101,735
*	Gulf Development PCL	99,189	147,545
	Gunkul Engineering PCL	948,800	54,795
	Haad Thip PCL	60,800	29,150
	Hana Microelectronics PCL	181,800	100,671
	Heng Leasing & Capital PCL	169,400	5,070
#	Home Product Center PCL	658,020	148,024
	Ichitan Group PCL	156,400	69,116
	Index Livingmall PCL	63,600	26,854
#	Indorama Ventures PCL	169,601	109,832
#	IRPC PCL	3,488,500	128,724
	IT City PCL	21,800	2,281
	I-TAIL Corp. PCL	61,200	33,408
*	Italian-Thai Development PCL	1,448,300	10,107
#*	Jasmine Technology Solution PCL	12,300	20,920
	Jaymart Group Holdings PCL	187,100	43,031
#	JMT Network Services PCL	105,180	28,311
	Karmarts PCL	394,800	110,879
	Kasikornbank PCL (KBANKF TB)	27,800	166,036
	KGI Securities Thailand PCL	416,900	54,641
#	Khon Kaen Sugar Industry PCL	625,296	24,384
	Kiatnakin Phatra Bank PCL	73,700	168,567
	Klinique Medical Clinic PCL	25,300	18,444
	Krung Thai Bank PCL	446,600	400,750
	Krungthai Card PCL	205,500	186,875
	Lalin Property PCL	23,700	3,552
	Land & Houses PCL (LHF TB)	932,100	115,464
	LH Financial Group PCL	1,555,400	48,396
		Shares	Value»
THAILAND — (Continued)
	Loxley PCL	909,200	$36,259
	LPN Development PCL	565,100	28,225
	Major Cineplex Group PCL	140,100	29,389
	MBK PCL	241,112	138,012
	MC Group PCL	93,300	34,347
	MCS Steel PCL	101,800	27,657
	Mega Lifesciences PCL	117,700	134,887
	Minor International PCL	363,046	263,202
	MK Restaurants Group PCL	33,100	19,815
*	Mono Next PCL	199,600	7,218
	Moshi Moshi Retail Corp. PLC	9,100	10,058
#	Muangthai Capital PCL	129,800	139,074
	Netbay PCL	27,100	18,699
	Nonthavej Hospital PCL	10,100	7,252
	Northeast Rubber PCL	455,400	69,133
	NSL Foods PCL	14,900	10,936
	Origin Property PCL	347,600	19,052
	Osotspa PCL	232,400	129,897
#	Plan B Media PCL	438,564	50,805
	Polyplex Thailand PCL	171,000	44,034
	Praram 9 Hospital PCL	51,200	30,875
	Precious Shipping PCL	252,100	50,952
	Prima Marine PCL	355,600	80,769
*	Property Perfect PCL	2,100,385	3,305
	Pruksa Holding PCL	247,300	28,274
	PTG Energy PCL	254,200	60,959
	PTT Exploration & Production PCL	219,900	859,637
	PTT Global Chemical PCL	208,800	163,825
	PTT Oil & Retail Business PCL	237,200	102,157
	PTT PCL	867,100	936,023
	Quality Houses PCL	1,812,132	74,350
*	Rabbit Holdings PCL, Class F	2,875,634	24,658
	Rajthanee Hospital PCL	75,000	30,514
#	Ratch Group PCL	94,600	93,178
	Ratchaphruek Hospital PCL	70,600	10,997
	Ratchthani Leasing PCL	573,610	30,294
	Regional Container Lines PCL	140,400	122,827

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Rojana Industrial Park PCL	322,357	$47,095
	S Hotels & Resorts PCL	530,400	28,094
	Sabina PCL	43,885	22,273
	Saha Pathana Inter-Holding PCL	28,350	37,950
	Saha Pathanapibul PCL	6,200	11,293
	Saha-Union PCL	22,400	19,370
	Saksiam Leasing PCL	176,300	18,041
	Samart Corp. PCL	126,000	23,549
#	Sansiri PCL	3,973,900	173,219
#	Sappe PCL	33,800	35,424
	SC Asset Corp. PCL	852,625	46,316
	SCB X PCL	51,200	220,406
	SCG Packaging PCL	202,000	127,736
#	SCGJWD Logistics PCL	77,700	17,164
	Sermsang Power Corp. Co. Ltd.	81,457	8,030
	Siam Cement PCL	65,500	427,671
	Siam Wellness Group PCL	183,000	17,397
	Siamgas & Petrochemicals PCL	221,200	51,295
	Sikarin PCL, Class F	149,100	34,378
*	Singer Thailand PCL	51,800	7,821
	SISB PCL	63,800	21,034
*	SKY ICT PCL	34,300	11,569
	Somboon Advance Technology PCL	74,100	34,837
	SPCG PCL	175,825	53,613
#	Sri Trang Agro-Industry PCL	237,340	96,610
#	Sri Trang Gloves Thailand PCL	239,500	68,178
#	Srinanaporn Marketing PCL	125,200	28,525
	Srisawad Capital 1969 PCL, Class F	213,486	6,693
	Srisawad Corp. PCL	165,234	130,471
	Star Petroleum Refining PCL	159,513	34,327
*	STP & I PCL	320,320	46,539
	Supalai PCL	303,900	175,634
*	Super Energy Corp. PCL	5,584,020	19,297
	SVI PCL	101,500	23,751
	TAC Consumer PCL	98,800	17,097
#	Taokaenoi Food & Marketing PCL, Class F	197,000	25,478
	Thai Life Insurance PCL	153,300	57,820
		Shares	Value»
THAILAND — (Continued)
	Thai Oil PCL	241,284	$328,162
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,800	53,269
	Thai Union Group PCL	481,800	180,537
	Thai Vegetable Oil PCL	55,450	41,210
*	Thaicom PCL	188,200	54,863
#	Thaifoods Group PCL	489,900	73,993
	Thanachart Capital PCL	89,100	167,001
	Thoresen Thai Agencies PCL	466,500	62,595
	TIDLOR Holdings PCL	234,268	126,284
	Tipco Asphalt PCL (TASCO/F TB)	132,881	59,527
	TIPCO Foods PCL	96,200	23,624
	Tisco Financial Group PCL (TISCO/F TB)	37,100	132,513
	TKS Technologies PCL	86,100	16,937
#	TMBThanachart Bank PCL	2,544,149	163,096
	TOA Paint Thailand PCL	134,000	61,785
#	TPI Polene PCL	2,035,300	47,265
	TPI Polene Power PCL	801,627	46,637
	TQM Alpha PCL	74,800	28,503
	Triple i Logistics PCL	38,800	4,788
	True Corp. PCL, NVDR	154,200	56,791
	True Corp. PCL	709,593	261,341
	TTW PCL	154,200	45,064
	Union Auction PCL	164,600	27,214
	United Paper PCL	73,700	17,674
	Univanich Palm Oil PCL	213,600	86,915
	VGI PCL	1,934,100	52,786
	WHA Corp. PCL	1,223,400	134,814
	WHA Utilities & Power PCL	101,800	14,721
#*	Xspring Capital PCL	1,577,100	23,047
TOTAL THAILAND			18,404,436
TURKEY — (0.2%)
*	Adese Gayrimenkul Yatirim AS	804,920	24,438
	Akbank TAS	431,233	922,432
	Akcansa Cimento AS	2,348	10,515
*	Akfen Yenilenebilir Enerji AS	65,183	28,030
	Aksa Akrilik Kimya Sanayii AS	254,208	64,761

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Aksa Enerji Uretim AS	23,194	$39,371
*	Aksigorta AS	75,104	14,272
	Alarko Holding AS	38,338	95,516
	Albaraka Turk Katilim Bankasi AS	411,937	87,695
*	Alkim Alkali Kimya AS	53,714	23,971
	Anadolu Anonim Turk Sigorta Sirketi	215,958	141,992
	Anadolu Efes Biracilik Ve Malt Sanayii AS	132,370	58,568
	Anadolu Hayat Emeklilik AS	26,264	74,653
#*	Arcelik AS	4,722	12,409
	ARD Grup Bilisim Teknolojileri AS	21,045	22,828
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	145,798
	Aygaz AS	9,782	53,970
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	11,243	11,861
*	Bera Holding AS	237,186	98,366
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	68,123	22,456
	BIM Birlesik Magazalar AS	14,052	214,443
*	Biotrend Cevre VE Enerji Yatirimlari AS	18,642	8,175
	Borusan Yatirim ve Pazarlama AS	421	22,344
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	7,227
	Bursa Cimento Fabrikasi AS	47,810	7,658
*	Can2 Termik AS	1,169,850	56,315
	Celebi Hava Servisi AS	350	14,671
*	Cemas Dokum Sanayi AS	130,707	17,563
	Coca-Cola Icecek AS	66,132	109,624
*	Deva Holding AS	11,911	18,300
#	Dogan Sirketler Grubu Holding AS	492,406	245,923
	Dogu Aras Enerji Yatirimlari AS	8,299	15,658
	Dogus Otomotiv Servis ve Ticaret AS	12,196	64,401
	Eczacibasi Yatirim Holding Ortakligi AS	2,051	15,592
		Shares	Value»
TURKEY — (Continued)
	EGE Endustri VE Ticaret AS	118	$20,102
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	113,361
Ω	Enerjisa Enerji AS	30,781	74,157
	Enka Insaat ve Sanayi AS	92,855	208,638
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,914	9,200
	Eregli Demir ve Celik Fabrikalari TAS	162,654	105,296
*	Europen Endustri Insaat Sanayi VE Ticaret AS	70,490	8,147
	Ford Otomotiv Sanayi AS	16,380	42,815
	Global Yatirim Holding AS	360,837	121,858
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	31,362
*	GSD Holding AS	65,759	7,642
#*	Hektas Ticaret TAS	428,472	33,195
*	Info Yatirim AS	253,446	25,378
*	Is Finansal Kiralama AS	84,577	41,814
	Is Yatirim Menkul Degerler AS	123,776	136,819
*	Izdemir Enerji Elektrik Uretim AS	102,615	22,510
	Jantsa Jant Sanayi Ve Ticaret AS	14,466	6,566
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	14,044	12,869
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,761	48,632
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	198,891	133,381
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	361,746	24,511
*	Kayseri Seker Fabrikasi AS	184,245	20,761
	KOC Holding AS	38,439	183,847
	Kocaer Celik Sanayi Ve Ticaret AS	27,412	7,305

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Konya Cimento Sanayii AS	70	$7,291
*	Kordsa Teknik Tekstil AS	17,841	22,094
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	22,284	9,097
*	Margun Enerji Uretim Sanayi VE Ticaret AS	42,925	40,622
*	Marmara Holding AS	2	0
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	138,112	153,756
#*	MIA Teknoloji AS	19,115	16,369
	Migros Ticaret AS	4,758	69,691
*Ω	MLP Saglik Hizmetleri AS	14,122	153,037
*	Mogan Enerji Yatirim Holding AS	49,813	10,192
	Naturelgaz Sanayi ve Ticaret AS	68,195	18,037
*	NET Holding AS	46,404	51,284
	Nuh Cimento Sanayi AS	7,299	40,329
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	322,746	42,928
*	Orge Enerji Elektrik Taahhut AS	5,154	8,512
#	Oyak Cimento Fabrikalari AS	68,721	43,699
*	Oyak Yatirim Menkul Degerler AS	9,615	10,431
#*	Pegasus Hava Tasimaciligi AS	60,775	285,368
#*	Petkim Petrokimya Holding AS	190,463	80,847
*	Politeknik Metal Sanayi ve Ticaret AS	48	6,960
*	Ral Yatirim Holding AS	7,326	31,726
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,672	18,056
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	124,252	130,983
*	Sasa Polyester Sanayi AS	1,002,789	58,833
	Sekerbank Turk AS	297,514	62,521
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	30,439	56,291
		Shares	Value»
TURKEY — (Continued)
*	Sok Marketler Ticaret AS	32,445	$48,475
	Suwen Tekstil Sanayi Pazarlama AS	29,210	6,017
*	TAV Havalimanlari Holding AS	32,109	257,119
	Tekfen Holding AS	37,794	66,713
	Tofas Turk Otomobil Fabrikasi AS	16,778	126,165
*	Trust Anadolu Metal Madencilik Isletmeleri AS	19,377	63,656
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	24,192	59,821
*	Tukas Gida Sanayi ve Ticaret AS	789,727	52,743
*	Tumosan Motor ve Traktor Sanayi AS	5,955	15,473
	Turcas Holding AS	30,140	32,484
#*	Turk Altin Isletmeleri AS	30,310	37,835
	Turk Hava Yollari AO	66,244	463,351
*	Turk Telekomunikasyon AS	144,238	219,725
	Turk Traktor ve Ziraat Makineleri AS	510	6,940
	Turkcell Iletisim Hizmetleri AS	164,166	442,444
	Turkiye Garanti Bankasi AS	48,988	181,828
	Turkiye Is Bankasi AS, Class C	1,033,406	397,260
	Turkiye Petrol Rafinerileri AS	49,699	280,058
	Turkiye Sigorta AS	250,044	70,021
*	Turkiye Sinai Kalkinma Bankasi AS	175,735	57,004
	Turkiye Sise ve Cam Fabrikalari AS	216,994	227,922
*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	59,535
#	Ulker Biskuvi Sanayi AS	36,581	114,136
*	Vakif Finansal Kiralama AS	550,567	26,259
#*	Vestel Elektronik Sanayi ve Ticaret AS	6,264	4,524
*	Yapi ve Kredi Bankasi AS	513,411	484,912

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	$68,080
*	Yayla Agro Gida Sanayi VE Nakliyat AS	74,663	22,009
*	Zorlu Enerji Elektrik Uretim AS	733,335	55,772
TOTAL TURKEY			9,589,197
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	433,965	1,800,042
	Abu Dhabi Islamic Bank PJSC	266,505	1,767,500
	Abu Dhabi National Hotels	1,684,574	200,720
	Abu Dhabi National Insurance Co. PSC	33,078	71,976
	Abu Dhabi National Oil Co. for Distribution PJSC	549,225	613,175
*	Abu Dhabi Ports Co. PJSC	329,162	462,828
	Abu Dhabi Ship Building Co. PJSC	20,468	45,169
	ADNOC Drilling Co. PJSC	358,586	520,597
	ADNOC Logistics & Services	380,864	582,029
	Agility Global PLC	1,216,270	447,141
	Agthia Group PJSC	110,163	111,043
	Air Arabia PJSC	766,156	1,039,798
	Ajman Bank PJSC	420,341	169,393
*	AL Seer Marine Supplies & Equipment Co. LLC	98,062	65,723
	Aldar Properties PJSC	150,742	394,071
	Alpha Dhabi Holding PJSC	75,392	183,268
	Amanat Holdings PJSC	473,891	166,411
	Americana Restaurants International PLC - Foreign Co.	813,136	345,064
*	Amlak Finance PJSC	227,884	109,830
*	Apex Investment Co. PSC	28,729	26,371
*	Bank of Sharjah	326,628	112,892
	Burjeel Holdings PLC	251,746	86,397
	Dana Gas PJSC	1,875,286	477,023
	Deyaar Development PJSC	530,218	147,388
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Electricity & Water Authority PJSC	226,252	$186,129
	Dubai Financial Market PJSC	621,117	280,526
	Dubai Investments PJSC	868,434	946,479
	Dubai Islamic Bank PJSC	582,309	1,531,925
	E7 Group PJSC	75,521	21,404
	Emaar Development PJSC	383,148	1,795,812
	Emaar Properties PJSC	823,834	3,370,052
	Emirates Central Cooling Systems Corp.	704,662	337,670
	Emirates Driving Co.	104,206	91,931
	Emirates Integrated Telecommunications Co. PJSC	208,587	585,607
	Emirates NBD Bank PJSC	370,341	3,136,492
*	Emirates Reem Investments PJSC	18,399	12,994
	Emirates Telecommunications Group Co. PJSC	194,546	1,043,523
*	EMSTEEL Building Materials PJSC	609,028	192,632
*	Eshraq Investments PJSC	295,666	36,258
	Fertiglobe PLC	283,169	209,039
	First Abu Dhabi Bank PJSC	309,323	1,567,258
*	Ghitha Holding PJSC	14,099	64,695
*	Gulf Navigation Holding PJSC	41,242	25,221
*	Gulf Pharmaceutical Industries PSC	41,429	13,094
*	Manazel PJSC	560,892	46,316
*	Modon Holding PSC	418,542	385,547
	National Bank of Ras Al-Khaimah PSC	17,241	43,858
	National Central Cooling Co. PJSC	140,605	114,926
*	National Corp. for Tourism & Hotels	86,901	39,074
	NMDC Group PJSC	28,082	157,270
	Parkin Co. PJSC	164,922	277,691
*	Presight AI Holding PLC	79,113	72,725
	Pure Health Holding PJSC	13,677	10,168
*	RAK Properties PJSC	448,701	158,926
	Ras Al Khaimah Ceramics PJSC	182,772	126,446

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Salik Co. PJSC	319,949	$556,012
	Sharjah Islamic Bank	317,388	308,526
*	Shuaa Capital PSC	164,892	10,478
	Taaleem Holdings PJSC	29,415	33,557
	TECOM Group PJSC	136,542	139,804
*	Two Point Zero Group PJSC	754,878	463,918
*	Union Properties PJSC	643,307	152,476
TOTAL UNITED ARAB EMIRATES			28,492,308
UNITED KINGDOM — (7.6%)
	3i Group PLC	69,520	3,193,688
	4imprint Group PLC	6,340	355,209
	Aberdeen Group PLC	554,473	1,655,539
*	Accesso Technology Group PLC	3,932	15,191
	Admiral Group PLC	39,759	1,496,289
	Advanced Medical Solutions Group PLC	38,462	113,313
	AEP Plantations PLC	7,046	141,955
*	Afentra PLC	17,007	11,649
	AG Barr PLC	27,400	239,093
Ω	Airtel Africa PLC	262,435	1,144,224
	AJ Bell PLC	107,407	682,137
Ω	Alfa Financial Software Holdings PLC	42,001	124,010
	Anglo American PLC	100,611	4,665,111
	Antofagasta PLC	26,624	1,319,260
*	AO World PLC	78,261	115,891
	Ashmore Group PLC	87,325	283,323
	Ashtead Group PLC	59,713	3,844,305
#	Ashtead Technology Holdings PLC	15,209	84,378
*	ASOS PLC	16,329	74,042
	Associated British Foods PLC	38,722	1,011,972
#*Ω	Aston Martin Lagonda Global Holdings PLC	39,203	32,940
	AstraZeneca PLC (AZN LN)	47,070	8,769,806
	AstraZeneca PLC (AZN US), Sponsored ADR	92,295	8,562,207
	Atalaya Mining Copper SA	40,111	561,835
*	Auction Technology Group PLC	19,370	81,954
Ω	Autotrader Group PLC	171,859	1,266,856
	Aviva PLC	386,395	3,368,533
		Shares	Value»
UNITED KINGDOM — (Continued)
	Avon Technologies PLC	1,821	$43,869
	B&M European Value Retail SA	247,748	598,112
	Babcock International Group PLC	167,748	3,307,392
	BAE Systems PLC	111,628	3,030,358
	Balfour Beatty PLC	131,888	1,291,489
	Barclays PLC (BARC LN)	1,157,795	7,727,203
	Barratt Redrow PLC	387,669	2,064,233
	Beazley PLC	239,062	3,713,955
	Begbies Traynor Group PLC	13,528	21,884
	Bellway PLC	42,909	1,596,856
	Berkeley Group Holdings PLC	24,000	1,355,969
#	Bloomsbury Publishing PLC	23,687	161,132
	Bodycote PLC	38,757	396,476
#*	boohoo Group PLC	178,266	60,854
	BP PLC (BP LN)	266,095	1,687,190
	BP PLC (BP US), Sponsored ADR	242,656	9,191,809
	Braemar PLC	11,607	34,583
	Breedon Group PLC	98,460	453,505
	British American Tobacco PLC (BATS LN)	128,683	7,774,205
	Brooks Macdonald Group PLC	3,134	68,754
	BT Group PLC	1,786,031	4,694,619
	Bunzl PLC	25,453	713,780
*	Burberry Group PLC	91,685	1,385,262
	Burford Capital Ltd.	58,258	555,146
	Bytes Technology Group PLC (BYI SJ)	15,371	69,871
#	Bytes Technology Group PLC (BYIT LN)	50,981	235,089
	C&C Group PLC	92,034	137,664
*	Canal & SA	217,604	943,196
*	Capita PLC	9,263	47,940
	Capital Ltd.	80,305	145,282
*	Capricorn Energy PLC	30,070	106,389
	Card Factory PLC	123,282	114,657
*	Carnival PLC (CCL LN)	4,905	145,694
*	Carnival PLC (CUK US), ADR	14,523	432,640
	Castings PLC	1,541	5,792
	Central Asia Metals PLC	52,061	159,218
	Centrica PLC	1,621,757	4,246,588
	Chemring Group PLC	38,755	264,943
	Chesnara PLC	78,748	329,579

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Clarkson PLC	5,180	$297,412
*	Close Brothers Group PLC	42,193	292,898
Ω	CMC Markets PLC	32,124	143,520
	Coats Group PLC	473,049	550,502
	Coca-Cola HBC AG, Class DI	19,150	1,040,030
	Compass Group PLC	102,564	3,075,416
	Computacenter PLC	24,868	1,138,140
	Conduit Holdings Ltd.	20,557	108,169
Ω	Convatec Group PLC	191,789	604,964
	Costain Group PLC	42,578	103,125
	Cranswick PLC	13,296	959,718
	Crest Nicholson Holdings PLC	94,626	197,906
	Croda International PLC	10,936	408,685
	Currys PLC	527,609	1,057,357
	CVS Group PLC	19,645	350,560
	DCC PLC	21,273	1,348,483
*	DFS Furniture PLC	73,635	199,114
#	Diageo PLC (DEO US), Sponsored ADR	32,065	2,975,632
	Diageo PLC (DGE LN)	5,632	129,594
	Diploma PLC	10,829	788,910
	DiscoverIE Group PLC	19,238	165,661
	Domino's Pizza Group PLC	67,689	168,899
	dotdigital group PLC	47,751	48,414
	Dowlais Group PLC	425,460	542,248
	Dr. Martens PLC	40,655	37,480
	Drax Group PLC	135,304	1,669,510
	Dunelm Group PLC	43,470	549,024
	easyJet PLC	69,018	451,583
	Ecora Royalties PLC	64,586	127,476
*	EKF Diagnostics Holdings PLC	10,269	3,462
	Elementis PLC	134,303	296,016
	Energean PLC	56,583	657,082
	EnQuest PLC	672,112	113,917
	Essentra PLC	65,275	89,928
	Experian PLC	95,845	3,630,104
	FDM Group Holdings PLC	30,143	66,658
	Firstgroup PLC	307,314	786,078
	Foresight Group Holdings Ltd.	22,346	129,525
Ω	Forterra PLC	47,338	114,842
	Foxtons Group PLC	89,171	65,420
*	Frasers Group PLC	33,822	322,187
	Fresnillo PLC	57,209	2,817,347
	Fuller Smith & Turner PLC, Class A	12,999	119,827
*Ω	Funding Circle Holdings PLC	61,038	136,015
		Shares	Value»
UNITED KINGDOM — (Continued)
	Future PLC	19,968	$147,790
	Galliford Try Holdings PLC	20,826	149,493
	Games Workshop Group PLC	10,708	2,498,049
*	Gaming Realms PLC	58,159	31,752
	Gamma Communications PLC	17,469	217,591
	GB Group PLC	77,440	253,965
*	Genel Energy PLC	63,993	54,571
	Genuit Group PLC	71,508	325,573
*	Georgia Capital PLC	14,057	649,995
	Glencore PLC	706,761	4,818,240
	Gooch & Housego PLC	9,024	86,032
	Goodwin PLC	208	71,692
††	Gracell Biotechnologies, Inc., ADR	16,505	1,816
	Grafton Group PLC, CDI	62,669	801,273
	Grainger PLC	212,225	564,885
*	Greencore Group PLC	69,648	0
	Greencore Group PLC GNC LN	191,363	756,806
#	Greggs PLC	33,778	743,223
*	Griffin Mining Ltd.	14,013	59,001
	GSK PLC (GSK LN)	147,543	3,815,717
#	GSK PLC (GSK US), Sponsored ADR	96,091	4,958,296
	Gulf Keystone Petroleum Ltd.	100,579	250,983
*	Gulf Marine Services PLC	49,766	15,484
*Ω	Gym Group PLC	57,835	134,216
	Haleon PLC (HLN LN)	629,943	3,294,538
#	Haleon PLC (HLN US), ADR	7,340	76,850
	Halfords Group PLC	69,518	142,968
	Halma PLC	17,692	859,275
	Harbour Energy PLC	114,485	366,686
	Hargreaves Services PLC	7,815	79,994
	Harworth Group PLC	43,255	97,540
	Hays PLC	206,230	134,106
*	Headlam Group PLC	18,512	11,197
	Helical PLC	54,773	144,509
*	Helios Towers PLC	168,720	400,369
	Henry Boot PLC	27,912	74,064
	Hikma Pharmaceuticals PLC	40,174	842,705
	Hill & Smith PLC	21,306	651,047
	Hilton Food Group PLC	27,145	175,577

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hiscox Ltd.	106,599	$2,168,153
	Hochschild Mining PLC	136,754	1,234,143
	Hollywood Bowl Group PLC	52,541	186,701
Ω	Hostelworld Group PLC	15,138	24,304
	Howden Joinery Group PLC	194,268	2,225,517
	HSBC Holdings PLC (HSBA LN)	462,320	8,155,753
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	138,463	12,186,129
	Hunting PLC	41,308	251,320
Ω	Ibstock PLC	77,283	134,462
	ICG PLC	30,675	763,311
#	IDOX PLC	32,237	31,223
	IG Group Holdings PLC	122,833	2,278,803
	IMI PLC	98,926	3,735,671
	Impax Asset Management Group PLC	20,782	46,520
	Imperial Brands PLC	120,963	5,094,694
	Inchcape PLC	126,742	1,417,281
	Informa PLC	181,115	2,185,661
	IntegraFin Holdings PLC	39,085	188,158
	InterContinental Hotels Group PLC	2,901	391,897
	InterContinental Hotels Group PLC (IHG US), ADR	13,252	1,818,761
	International Personal Finance PLC	72,517	233,630
	International Workplace Group PLC	165,973	562,671
	Intertek Group PLC	31,337	1,922,451
	Investec PLC	171,771	1,426,426
*	IP Group PLC	287,905	233,815
#*	IQE PLC	250,080	27,153
#*	ITM Power PLC	11,679	9,976
	ITV PLC	851,146	948,980
	J D Wetherspoon PLC	29,560	271,070
	J Sainsbury PLC	505,272	2,213,956
*	James Fisher & Sons PLC	13,516	82,749
#	James Halstead PLC	61,721	116,583
	JD Sports Fashion PLC	628,814	703,723
	JET2 PLC	20,824	353,017
#*	John Wood Group PLC	194,931	69,301
		Shares	Value»
UNITED KINGDOM — (Continued)
	Johnson Matthey PLC	49,163	$1,589,826
	Johnson Service Group PLC	113,318	219,159
	Jupiter Fund Management PLC	118,422	304,416
	Just Group PLC	331,163	981,131
	Kainos Group PLC	19,826	244,096
	Keller Group PLC	53,847	1,310,610
	Kier Group PLC	140,860	431,634
	Kingfisher PLC	526,024	2,424,125
	Kitwave Group PLC	9,363	37,987
	Knights Group Holdings PLC	8,396	22,631
	Lancashire Holdings Ltd.	80,373	678,777
	Legal & General Group PLC	531,976	1,931,506
	Lion Finance Group PLC	18,144	2,506,763
	Liontrust Asset Management PLC	10,740	34,793
	Lloyds Banking Group PLC (LLOY LN)	4,967,542	7,417,554
	London Investment Group PLC	2,223	11,853
	London Stock Exchange Group PLC	7,836	874,044
	LSL Property Services PLC	21,252	77,226
Ω	Luceco PLC	17,334	37,375
	M&C Saatchi PLC	26,191	46,113
	M&G PLC	546,606	2,317,198
	Macfarlane Group PLC	47,125	46,416
	Man Group PLC	203,961	736,177
	Marks & Spencer Group PLC	691,332	3,467,167
	Marshalls PLC	64,748	138,685
*	Marston's PLC	259,927	214,942
	McBride PLC	53,087	116,414
	Me Group International PLC	106,144	201,140
	Mears Group PLC	43,229	217,125
	Melrose Industries PLC	145,360	1,249,795
*	Metro Bank Holdings PLC	54,271	99,220
	Midwich Group PLC	19,506	52,192
*	Mitchells & Butlers PLC	102,151	369,158
	Mitie Group PLC	362,970	829,773
	MJ Gleeson PLC	17,134	90,758
	Mondi PLC	93,134	1,088,387
	MONY Group PLC	164,054	418,785
	Moonpig Group PLC	65,807	193,055

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Morgan Advanced Materials PLC	70,617	$221,167
	Morgan Sindall Group PLC	10,550	713,627
	Mortgage Advice Bureau Holdings Ltd.	4,769	51,050
	MP Evans Group PLC	12,136	217,056
	National Grid PLC (NG LN)	80,856	1,373,707
	National Grid PLC (NGG US), Sponsored ADR	24,552	2,093,549
	NatWest Group PLC (NWG LN)	518,694	4,727,782
#	NatWest Group PLC (NWG US), Sponsored ADR	105,299	1,919,610
	NCC Group PLC	69,878	134,714
	Next 15 Group PLC	24,898	120,007
	Next PLC	15,976	2,900,584
	Ninety One PLC	124,236	432,503
	Norcros PLC	29,191	141,786
*	Ocado Group PLC	132,016	395,636
Ω	On the Beach Group PLC	31,548	94,777
	OSB Group PLC	134,233	1,121,953
	Oxford Instruments PLC	5,817	201,294
	Pagegroup PLC	91,355	258,143
	Pan African Resources PLC	656,500	1,161,914
#*	Pantheon Resources PLC	181,723	18,870
	Paragon Banking Group PLC	78,554	955,923
	PayPoint PLC	12,008	87,374
#	Pearson PLC (PSO US), Sponsored ADR	70,351	925,819
	Pearson PLC (PSON LN)	10,386	136,607
	Pennon Group PLC	93,971	704,363
	Persimmon PLC	80,849	1,556,927
	Pets at Home Group PLC	130,203	364,654
	Pharos Energy PLC	34,521	10,346
	Phoenix Group Holdings PLC	31,503	319,304
*	Phoenix Spree Deutschland Ltd.	14,613	34,970
*	Pinewood Technologies Group PLC	21,720	140,359
	Playtech PLC	56,782	230,709
	Plus500 Ltd.	34,070	1,961,119
		Shares	Value»
UNITED KINGDOM — (Continued)
	Polar Capital Holdings PLC	26,008	$209,926
	Pollen Street Group Ltd.	3,987	50,167
	Porvair PLC	4,392	50,931
	PPHE Hotel Group Ltd.	3,736	91,532
	Premier Foods PLC	262,916	680,401
	Prudential PLC (PRU LN)	101,805	1,672,172
#	Prudential PLC (PUK US), ADR	43,085	1,421,374
*	PureTech Health PLC (PRTC LN)	45,748	82,885
	PZ Cussons PLC	37,864	37,956
	QinetiQ Group PLC	120,356	829,182
Ω	Quilter PLC	325,919	867,578
	Rank Group PLC	55,941	67,313
	Rathbones Group PLC	11,268	341,065
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	142,418	124,978
	Reckitt Benckiser Group PLC	82,259	6,862,787
	Record PLC	26,759	21,255
	Redcentric PLC	1,875	3,057
	RELX PLC (REL LN)	38,132	1,351,856
#	RELX PLC (RELX US), Sponsored ADR	40,644	1,455,041
	RELX PLC (REN NA)	48,598	1,735,797
	Renew Holdings PLC	14,848	190,377
	Rentokil Initial PLC RTO LN	290,094	1,800,560
#	Rentokil Initial PLC RTO US, Sponsored ADR	2,969	93,553
	RHI Magnesita NV	6,366	241,702
	Rightmove PLC	235,871	1,596,706
	Rio Tinto PLC (RIO LN)	2,919	266,313
	Rio Tinto PLC (RIO US), Sponsored ADR	90,368	8,226,199
	Robert Walters PLC	14,202	24,325
#*	Rockhopper Exploration PLC	204,232	198,828
	Rolls-Royce Holdings PLC	561,583	9,387,969
	Rotork PLC	200,906	974,947
	RS Group PLC	89,755	824,181
	RWS Holdings PLC	51,044	58,837
	S&U PLC	1,185	38,400
Ω	Sabre Insurance Group PLC	54,083	96,258
*	Saga PLC	30,551	217,823

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sage Group PLC	118,488	$1,553,757
*	Savannah Energy PLC	205,545	20,202
	Savills PLC	49,686	733,281
	Schroders PLC	160,403	993,493
	Secure Trust Bank PLC	4,722	93,837
	Senior PLC	82,116	274,780
	Serco Group PLC	334,609	1,373,882
	Serica Energy PLC	53,343	157,575
	Severfield PLC	94,328	35,200
	Severn Trent PLC	33,805	1,357,804
	Shell PLC (SHEL LN)	31,966	1,228,758
	Shell PLC (SHEL US), ADR	350,728	27,016,578
*	SIG PLC	245,058	32,716
*	SigmaRoc PLC	100,353	196,962
	Smith & Nephew PLC (SN LN)	32,509	554,059
#	Smith & Nephew PLC (SNN US), Sponsored ADR	20,267	691,915
	Smiths Group PLC	37,720	1,295,373
	Smiths News PLC	53,098	49,538
	Softcat PLC	48,702	953,785
*	SolGold PLC	83,699	32,110
	Speedy Hire PLC	195,133	68,252
	Spirax Group PLC	7,158	713,272
Ω	Spire Healthcare Group PLC	84,928	238,004
	SSE PLC	139,546	4,638,154
	SSP Group PLC	175,079	438,369
	St. James's Place PLC	151,699	3,168,283
	Standard Chartered PLC	310,696	7,949,602
	SThree PLC	20,261	53,131
*	Strix Group PLC	24,885	16,007
	STV Group PLC	6,164	9,682
*	Synthomer PLC	29,916	21,865
	Tate & Lyle PLC	76,052	393,465
	Tatton Asset Management PLC	8,599	80,202
	Taylor Wimpey PLC	1,066,722	1,559,505
	TBC Bank Group PLC	15,540	903,530
*	Team Internet Group PLC	39,440	26,479
	Telecom Plus PLC	25,673	469,005
	Tesco PLC	1,134,907	6,603,797
*	THG PLC	77,518	39,523
	Topps Tiles PLC	38,488	22,222
	TP ICAP Group PLC	267,269	932,344
*Ω	Trainline PLC	94,659	265,285
	Travis Perkins PLC	71,961	615,990
	Treatt PLC	8,368	23,357
	Trifast PLC	24,484	25,088
*	TT Electronics PLC	65,123	99,891
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Tullow Oil PLC	210,141	$23,380
#	Unilever PLC UL US, ADR	82,174	5,617,415
	Unilever PLC ULVRL IX	13,425	913,294
	Unilever PLC UNA NA	5,772	392,935
	United Utilities Group PLC	86,302	1,477,968
*	Vanquis Banking Group PLC	72,167	117,769
	Vertu Motors PLC	104,508	90,025
	Vesuvius PLC	81,499	512,863
	Victrex PLC	11,379	102,257
*	Videndum PLC	15,306	2,579
*	Vistry Group PLC	98,637	898,810
	Vodafone Group PLC (VOD LN)	1,918,349	2,825,204
	Volex PLC	35,041	211,379
	Volution Group PLC	39,770	348,073
	Vp PLC	1,242	9,169
	WAG Payment Solutions PLC	17,824	30,829
*Ω	Watches of Switzerland Group PLC	56,324	401,176
*	Watkin Jones PLC	69,828	27,807
	Weir Group PLC	36,595	1,616,354
	WH Smith PLC	38,845	358,787
	Whitbread PLC	38,579	1,440,092
	Wickes Group PLC	91,550	285,442
	Wilmington PLC	8,381	34,241
*	Wise PLC, Class A	13,801	178,002
*Ω	Wizz Air Holdings PLC	1,105	21,432
	WPP PLC (WPP LN)	55,778	231,380
#	WPP PLC (WPP US), Sponsored ADR	23,989	500,890
*	Xaar PLC	14,848	22,346
	XPS Pensions Group PLC	39,143	186,253
	Young & Co.'s Brewery PLC (YNGA LN), Class A	8,330	94,783
	Young & Co.'s Brewery PLC (YNGN LN)	7,529	61,232
	Zigup PLC	65,915	343,851
	Zotefoams PLC	4,323	24,607
TOTAL UNITED KINGDOM			402,231,529
UNITED STATES — (0.1%)
#	Diversified Energy Co. DEC LN	8,438	110,073

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
	Diversified Energy Co. DEC US	8,765	$117,363
*	Gran Tierra Energy, Inc. (GTE CN)	13,205	71,471
#	International Paper Co.	55,889	2,239,312
#	Qiagen NV	42,828	2,290,328
	Royal Gold, Inc.	7,099	1,869,238
*	Sunococorp LLC	12,492	669,828
TOTAL UNITED STATES			7,367,613
TOTAL COMMON STOCKS			5,103,024,729
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
	Alpargatas SA, 13.231%	41,693	113,843
	Axia Energia Class B, 7.132%	14,000	153,786
*	Axia Energia Class C	23,269	233,453
	Banco ABC Brasil SA, 9.667%	38,137	194,353
Ω	Banco BMG SA, 10.786%	92,541	88,097
	Banco Bradesco SA, 6.739%	221,663	897,561
	Banco do Estado do Rio Grande do Sul SA, 8.900%	83,494	285,730
	Banco Pine SA, 5.174%	35,036	89,009
	Centrais Eletricas de Santa Catarina SA, 6.947%	1,700	45,220
	Cia de Ferro Ligas da Bahia FERBASA, 8.707%	59,972	95,495
	Cia De Sanena Do Parana, 4.533%	179,798	300,987
	Cia Energetica de Minas Gerais, 14.378%	221,829	483,891
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,292	97,842
	Energisa SA, 4.001%	212	385
	Eucatex SA Industria e Comercio, 5.357%	26,314	105,001
	Gerdau SA, 2.765%	60,750	258,803
	Isa Energia Brasil SA, 9.871%	39,563	209,439
	Itau Unibanco Holding SA, 9.784%	155,161	1,341,471
		Shares	Value»

BRAZIL — (Continued)
	Klabin SA, 8.728%	3	$2
*	Localiza Rent a Car SA	7,482	66,336
	Marcopolo SA, 17.759%	212,889	260,916
	Petroleo Brasileiro SA - Petrobras, 7.682%	616,194	4,421,165
*	Raizen SA	297,543	58,234
	Randoncorp SA, 0.726%	64,153	78,504
	Schulz SA, 11.852%	27,962	28,372
	Taurus Armas SA, 3.419%	22,990	23,546
	Track & Field Co. SA, 1.832%	7,000	20,750
	Unipar Carbocloro SA, 19.844%	8,818	105,342
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	129,559	155,094
TOTAL BRAZIL			10,212,627
CHILE — (0.0%)
	Embotelladora Andina SA, 1.318%	47,804	251,112
COLOMBIA — (0.0%)
	Grupo Argos SA, 4.719%	8,261	32,580
	Grupo Aval Acciones y Valores SA, 2.827%	451,853	109,391
	Grupo de Inversiones Suramericana SA, 2.879%	12,695	178,910
TOTAL COLOMBIA			320,881
GERMANY — (0.2%)
	Bayerische Motoren Werke AG, 4.951%	6,151	634,448
#Ω	Dr. Ing hc F Porsche AG, 5.627%	11,745	571,546
	Draegerwerk AG & Co. KGaA, 2.296%	2,818	297,578
	Einhell Germany AG, 1.716%	1,782	185,729
#	FUCHS SE, 3.204%	24,279	1,049,505
	Henkel AG & Co. KGaA, 2.751%	20,747	1,822,663
	Jungheinrich AG, 2.208%	19,888	855,874
	Porsche Automobil Holding SE, 5.285%	48,794	2,087,674
#	Sartorius AG, 0.314%	1,208	337,627

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Sixt SE, 5.075%	6,464	$407,554
	STO SE & Co. KGaA, 2.829%	939	131,634
	Villeroy & Boch AG, 5.099%	2,636	56,229
	Volkswagen AG, 6.202%	26,069	3,162,301
TOTAL GERMANY			11,600,362
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	190,612	20,721
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	33,097
TOTAL PREFERRED STOCKS			22,438,800
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Silver Mines Ltd. Warrants 06/17/26	9,517	864
BRAZIL — (0.0%)
*	Banco BMG SA Rights 03/02/2026	7,635	1,161
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,541	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	6,942	0
		Shares	Value»

MALAYSIA — (0.0%)
*	Berjaya Corp. Bhd. Warrants 01/06/2031	259,704	$5,271
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/06/2026	54,035	29,719
TAIWAN — (0.0%)
*	Kinsus Interconnect Technology Corp. Rights 01/26/2026	13,902	47,268
*	Speed Tech Corp. Rights 01/15/2026	2,825	314
TOTAL TAIWAN			47,582
THAILAND — (0.0%)
*	Assetwise PCL Rights	4,930	0
*	Better World Green PCL Warrants	586,066	0
TOTAL RIGHTS/WARRANTS			84,597
TOTAL INVESTMENT SECURITIES (Cost $2,883,378,854)			5,125,548,126

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	15,985,514	184,904,440
TOTAL INVESTMENTS — (100.0%)
(Cost $3,068,283,294)^^			$5,310,452,566
As of January 31, 2026, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	129	03/20/26	$44,926,900	$44,929,088	$2,188
Total Futures Contracts			$44,926,900	$44,929,088	$2,188

World ex U.S. Core Equity Portfolio
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $135,069,557 or 2.5% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$4,231,962	$207,737,744	$263,563	$212,233,269
Austria	—	24,027,031	—	24,027,031
Belgium	744,996	37,884,311	—	38,629,307
Brazil	55,719,717	175,285	—	55,895,002
Canada	416,742,123	1,511,489	—	418,253,612
Chile	1,274,893	7,841,084	—	9,115,977
China	27,908,071	429,082,351	51,946	457,042,368
Colombia	2,260,233	223,029	—	2,483,262
Czech Republic	—	2,369,825	—	2,369,825
Denmark	—	76,024,730	—	76,024,730
Egypt	166,424	279,652	—	446,076
Finland	740,737	59,506,220	—	60,246,957
France	2,174,980	251,281,500	—	253,456,480
Germany	—	256,167,531	—	256,167,531
Greece	1,000,562	8,881,646	—	9,882,208
Hong Kong	—	54,876,457	9,324	54,885,781
Hungary	—	4,732,138	—	4,732,138
India	9,313,907	227,100,702	—	236,414,609
Indonesia	91,112	20,185,488	20,713	20,297,313
Ireland	—	20,106,934	—	20,106,934
Israel	3,664,470	45,700,803	—	49,365,273
Italy	729,459	123,347,335	—	124,076,794
Japan	1,433,521	755,727,428	—	757,160,949
Kuwait	—	11,382,175	36,201	11,418,376
Malaysia	—	23,761,089	27	23,761,116
Mexico	34,218,532	180,969	—	34,399,501
Netherlands	34,405,622	94,434,752	—	128,840,374
New Zealand	—	9,433,424	—	9,433,424
Norway	63,889	26,415,950	—	26,479,839
Peru	833,598	—	—	833,598
Philippines	18,928	7,933,316	1,420	7,953,664
Poland	—	23,167,124	—	23,167,124
Portugal	—	12,154,256	—	12,154,256
Qatar	—	10,462,949	—	10,462,949
Saudi Arabia	22,718	39,632,225	—	39,654,943
Singapore	—	43,123,692	—	43,123,692
South Africa	7,744,682	53,949,246	—	61,693,928
South Korea	661,379	240,028,875	101,838	240,792,092
Spain	46,998	106,761,296	—	106,808,294
Sweden	72,682	96,226,032	—	96,298,714
Switzerland	26,735,173	241,797,024	—	268,532,197
Taiwan	34,346,484	313,467,349	4,306	347,818,139
Thailand	—	18,404,436	—	18,404,436
Turkey	—	9,589,197	—	9,589,197
United Arab Emirates	—	28,492,308	—	28,492,308
United Kingdom	90,164,267	312,065,446	1,816	402,231,529
United States	4,346,013	3,021,600	—	7,367,613
Preferred Stocks
Brazil	10,212,627	—	—	10,212,627
Chile	—	251,112	—	251,112
Colombia	320,881	—	—	320,881

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$11,600,362	—	$11,600,362
India	—	20,721	—	20,721
Philippines	—	33,097	—	33,097
Rights/Warrants
Australia	—	864	—	864
Brazil	—	1,161	—	1,161
Canada	—	—	—	—
Italy	—	—	—	—
Malaysia	—	5,271	—	5,271
Spain	—	29,719	—	29,719
Taiwan	—	47,582	—	47,582
Thailand	—	—	—	—
Securities Lending Collateral	—	184,904,440	—	184,904,440
Total Investments in Securities	$772,411,640	$4,537,549,772	$491,154˂˃	$5,310,452,566
Financial Instruments
Assets
Futures Contracts**	$2,188	—	—	2,188
Total Financial Instruments	$2,188	—	—	$2,188
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (56.6%)
U.S. Core Equity 2 Portfolio	4,411,678	$200,466,662
INTERNATIONAL EQUITIES — (43.4%)
International Core Equity 2 Portfolio	4,045,579	86,413,561
Emerging Markets Core Equity 2 Portfolio	2,141,181	66,997,558
TOTAL INTERNATIONAL EQUITIES		153,411,119
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $143,842,332)^^		$353,877,781
As of January 31, 2026, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,801,746	HKD	91,883,200	Bank of America Corp.	02/03/26	$40,094
USD	48,717	SGD	61,800	Citibank, N.A.	02/03/26	136
USD	739,118	HKD	5,761,877	Goldman Sachs Capital Markets L.P.	02/03/26	1,560
ILS	3,118,000	USD	991,981	HSBC Bank	02/18/26	14,035
USD	13,105,382	HKD	102,260,000	Bank of America Corp.	03/02/26	2,763
USD	924,625	SGD	1,173,736	Citibank, N.A.	03/02/26	200
USD	5,959,941	CAD	8,084,000	Societe Generale	03/31/26	8,673
Total Appreciation						$67,461
USD	5,502,794	CAD	7,542,600	Bank of America Corp.	02/03/26	$(36,749)
HKD	97,645,077	USD	12,502,202	Bank of America Corp.	02/03/26	(2,993)
USD	858,493	SGD	1,101,400	Citibank, N.A.	02/03/26	(7,319)
USD	295,331	CAD	410,212	Citibank, N.A.	02/03/26	(5,943)
SGD	1,163,200	USD	914,609	Citibank, N.A.	02/03/26	(216)
CAD	7,952,812	USD	5,849,356	Societe Generale	02/03/26	(8,540)
USD	16,164,197	JPY	2,520,106,000	Bank of America Corp.	02/06/26	(123,899)
USD	846,191	JPY	133,829,964	Citibank, N.A.	02/06/26	(18,786)
USD	4,312,414	AUD	6,442,000	Bank of America Corp.	02/10/26	(173,423)
USD	22,035,364	EUR	18,888,000	Bank of New York Mellon	02/10/26	(360,847)
USD	193,604	NZD	332,000	Citibank, N.A.	02/12/26	(6,360)
USD	906,315	ILS	2,953,000	Bank of America Corp.	02/18/26	(46,464)
USD	51,077	ILS	165,000	Citibank, N.A.	02/18/26	(2,159)
USD	1,756,148	DKK	11,100,000	HSBC Bank	02/24/26	(7,823)
USD	2,115,688	SEK	19,366,000	Citibank, N.A.	03/13/26	(62,613)
USD	5,610,408	CHF	4,379,400	UBS AG	03/24/26	(84,522)
Total (Depreciation)						$(948,656)
Total Appreciation (Depreciation)						$(881,195)

Selectively Hedged Global Equity Portfolio
CONTINUED
As of January 31, 2026, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	03/20/26	$3,481,707	$3,482,875	$1,168
Total Futures Contracts			$3,481,707	$3,482,875	$1,168
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$353,877,781	—	—	$353,877,781
Total Investments in Securities	$353,877,781	—	—	$353,877,781
Financial Instruments
Assets
Forward Currency Contracts**	—	$67,461	—	67,461
Futures Contracts**	1,168	—	—	1,168
Liabilities
Forward Currency Contracts**	—	(948,656)	—	(948,656)
Total Financial Instruments	$1,168	$(881,195)	—	$(880,027)
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2026, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio and Dimensional World

ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio), DFA Intermediate Government Fixed Income Portfolio), DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio,  DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2026, the DFA Commodity Strategy Portfolio held $253,475,378 in the Subsidiary, representing 22.77% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$216,871
U.S. Large Cap Value Portfolio	15,040,358
U.S. Targeted Value Portfolio	11,081,720
U.S. Small Cap Value Portfolio	13,589,084
U.S. Core Equity 1 Portfolio	11,609,184
U.S. Core Equity 2 Portfolio	13,399,371
U.S. Vector Equity Portfolio	3,086,656
U.S. Small Cap Portfolio	24,638,763
U.S. Micro Cap Portfolio	4,952,820
DFA Real Estate Securities Portfolio	4,355,972
Large Cap International Portfolio	8,331,785
International Core Equity 2 Portfolio	23,686,443
International Small Company Portfolio	9,952,106
Global Small Company Portfolio	98,099
Japanese Small Company Portfolio	176,829
Asia Pacific Small Company Portfolio	152,356
United Kingdom Small Company Portfolio	18,734
Continental Small Company Portfolio	6,416
DFA International Real Estate Securities Portfolio	3,323,241
DFA Global Real Estate Securities Portfolio	6,401,170
DFA International Small Cap Value Portfolio	8,690,444
International Vector Equity Portfolio	4,780,493
World ex U.S. Value Portfolio	360,131
World ex U.S. Targeted Value Portfolio	551,415
World ex U.S. Core Equity Portfolio	3,174,506
Selectively Hedged Global Equity Portfolio	147,994
Emerging Markets Portfolio	3,110,237
Emerging Markets Small Cap Portfolio	2,245,818
Emerging Markets Value Portfolio	8,764,946
Emerging Markets Core Equity 2 Portfolio	20,103,327
U.S. Large Cap Equity Portfolio	1,160,334

Federal Tax Cost
DFA Commodity Strategy Portfolio	$2,804,532
DFA One-Year Fixed Income Portfolio	4,643,552
DFA Two-Year Global Fixed Income Portfolio	4,477,456
DFA Selectively Hedged Global Fixed Income Portfolio	998,092
DFA Short-Term Government Portfolio	1,543,556
DFA Five-Year Global Fixed Income Portfolio	8,971,174
DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)	1,043,352
DFA Intermediate Government Fixed Income Portfolio	6,189,335
DFA Short-Term Extended Quality Portfolio	5,549,924
DFA Intermediate-Term Extended Quality Portfolio	1,842,660
DFA Targeted Credit Portfolio	847,922
DFA Investment Grade Portfolio	12,933,207
DFA Inflation-Protected Securities Portfolio	5,397,411
DFA Short-Term Municipal Bond Portfolio	1,408,439
DFA Intermediate-Term Municipal Bond Portfolio	1,260,395
DFA Selective State Municipal Bond Portfolio	567,000
DFA Short-Term Selective State Municipal Bond Portfolio	189,426
DFA California Short-Term Municipal Bond Portfolio	871,187
DFA California Intermediate-Term Municipal Bond Portfolio	432,723
DFA NY Municipal Bond Portfolio	167,602
Dimensional Retirement Income Fund	55,001
Dimensional 2045 Target Date Retirement Income Fund	150,308
Dimensional 2050 Target Date Retirement Income Fund	122,572
Dimensional 2055 Target Date Retirement Income Fund	93,844
Dimensional 2060 Target Date Retirement Income Fund	78,366
Dimensional 2065 Target Date Retirement Income Fund	33,565
Dimensional 2070 Target Date Retirement Income Fund	879
Dimensional 2015 Target Date Retirement Income Fund	19,525
Dimensional 2020 Target Date Retirement Income Fund	53,723
Dimensional 2025 Target Date Retirement Income Fund	113,647
Dimensional 2030 Target Date Retirement Income Fund	148,843
Dimensional 2035 Target Date Retirement Income Fund	164,421
Dimensional 2040 Target Date Retirement Income Fund	142,765
DFA Short-Duration Real Return Portfolio	2,050,867
DFA Municipal Real Return Portfolio	1,758,563
DFA Municipal Bond Portfolio	469,555
World Core Equity Portfolio	567,447
DFA LTIP Portfolio	594,125
U.S. Social Core Equity 2 Portfolio	981,209
U.S. Sustainability Core 1 Portfolio	3,664,505
U.S. Sustainability Targeted Value Portfolio	459,367
International Sustainability Core 1 Portfolio	2,791,974
International Social Core Equity Portfolio	1,278,414
Global Social Core Equity Portfolio	57,824
Emerging Markets Social Core Equity Portfolio	1,134,515
Dimensional VA U.S. Targeted Value Portfolio	646,198
Dimensional VA U.S. Large Value Portfolio	482,303
Dimensional VA International Value Portfolio	533,756

Federal Tax Cost
Dimensional VA International Small Portfolio	$363,658
Dimensional VA Short-Term Fixed Portfolio	416,910
Dimensional VA Global Bond Portfolio	353,459
Dimensional VIT Inflation-Protected Securities Portfolio	273,199
Dimensional VA Global Moderate Allocation Portfolio	180,080
U.S. Large Cap Growth Portfolio	2,548,214
U.S. Small Cap Growth Portfolio	1,494,186
International Large Cap Growth Portfolio	850,341
International Small Cap Growth Portfolio	242,180
DFA Social Fixed Income Portfolio	721,928
DFA Diversified Fixed Income Portfolio	1,774,489
U.S. High Relative Profitability Portfolio	3,810,338
International High Relative Profitability Portfolio	1,234,253
Dimensional VA Equity Allocation Portfolio	196,808
DFA MN Municipal Bond Portfolio	29,789
DFA California Municipal Real Return Portfolio	367,348
DFA Global Core Plus Fixed Income Portfolio	2,891,864
Emerging Markets Sustainability Core 1 Portfolio	815,390
Emerging Markets Targeted Value Portfolio	218,630
DFA Global Sustainability Fixed Income Portfolio	710,150
DFA Oregon Municipal Bond Portfolio	100,345
DFA Global Core Plus Real Return Portfolio	294,428
Emerging Markets ex China Core Equity Portfolio	894,009
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	115,809
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.